OMB APPROVAL
OMB Number: 3235-0570 Expires: September 30, 2025 Estimated average burden hours per response ........... 7.8
UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-03153

Russell Investment Company
(Exact name of registrant as specified in charter)
1301 2nd Avenue 18th Floor, Seattle Washington 98101
(Address of principal executive offices) (Zip code)

Mary Beth Albaneze, Secretary and Chief Legal Officer
1301 2nd Avenue
18th Floor
Seattle, Washington 98101
206-505-4846
______________________________________________
(Name and address of agent for service)

Registrant's telephone number, including area code: 800-787-7354
Date of fiscal year end:           October 31
Date of reporting period:        November 1, 2021 to October 31, 2022

Item 1. Reports to Stockholders

2022 ANNUAL REPORT
LifePoints
®
Funds
OCTOBER 31, 2022
FUND SHARE CLASS
Conservative Strategy Fund
A, C, R1, R4, R5, S
Moderate Strategy Fund
A, C, R1, R4, R5, S
Balanced Strategy Fund
A, C, R1, R4, R5, S
Growth Strategy Fund
A, C, R1, R4, R5, S
Equity Growth Strategy Fund
A, C, R1, R4, R5, S

Russell Investment
Company
Russell Investment Company
is a series investment company
with 31 different investment
portfolios referred to as Funds.
These financial statements report
on five of these Funds.

Russell Investment Company
LifePoints
®
Funds
Annual Report
October 31, 2022
Table of Contents

Russell Investment Company - LifePoints
®
Funds.
Copyright © Russell Investments 2022. All rights reserved.
Russell Investments’ ownership is composed of a majority stake held by funds managed by TA Associates, with a significant minority stake held by funds managed by Reverence Capital Partners. Russell Investments’ employees and Hamilton Lane Advisors, LLC also hold minority, non-controlling, ownership stakes.
Frank Russell Company is the owner of the Russell trademarks contained in this material and all trademark rights related to the Russell trademarks, which the members of the Russell Investments group of companies are permitted to use under license from Frank Russell Company. The members of the Russell Investments group of companies are not affiliated in any manner with Frank Russell Company or any entity operating under the “FTSE
RUSSELL” brand.
Fund objectives, risks, charges and expenses should be carefully considered before investing.
A prospectus containing this and other important information must precede or accompany this material. Please read the prospectus carefully before investing.
Securities distributed through Russell Investments Financial Services, LLC, member FINRA, part of Rus-
sell Investments.
Indices and benchmarks are unmanaged and cannot be invested in directly. Returns represent past performance, are not a guarantee of future performance, and are not indicative of any specific investment. Index return information is provided by vendors and although deemed reliable, is not guaranteed by Russell Investments or its affiliates.
S&P
®
is a registered trademark of Standard & Poor’s Financial Services LLC.
Performance quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Current to the most recent month-end performance for Russell Investment Company mutual funds is available by visiting
https://russellinvestments.com/us/fund-center/performance-pricing.

To Our Shareholders
To Our Shareholders 3
Fellow Investors,
Improving the financial security of our investors is our purpose. That has never changed. For those individuals seeking to navigate the challenging world of investing, what’s the best strategy? We believe that the combination of our investment solutions, a sound plan and timely investment advice provides the best route to achieving your desired outcomes. Your financial security is the reason we work hard to maintain a time-tested, disciplined investment approach, focused on meeting our clients’ financial needs.
The year of 2022 has been challenging, both in markets and investing:
For the one-year period ending October 31, 2022, U.S. equities returned -14.61%, according to the S&P 500.*
In comparison, within the same time period, developed non-U.S. equities, as measured by the MSCI EAFE index, provided a return of -23.00%.*
With the market volatility, rising interest rates from the U.S. Federal Reserve (the Fed), and difficult inflation challenges, it is critical to be disciplined when assessing your investment plan. While it is important to challenge prior thinking, it is just as vital to have an equally high bar to any material changes to long-term strategies. We continue to emphasize that prioritizing the long-term investment plan over short-term gains is most consistently rewarded.
As we look forward, we maintain our focus and look to position our funds for the year ahead, not the one that has just passed. With this in mind, we hold the following views on markets:
We have a small preference for non-U.S. developed equities over U.S. equities. They are relatively cheaper and we expect they will benefit from U.S. dollar weakness, should the Fed become less hawkish.
We believe inflation should be on a downward trend across developed economies over the next few months. For headline inflation, this requires that oil and natural gas prices at least stabilize at current levels. We believe that core inflation, which excludes food and energy costs, is close to peaking in most regions.
We expect that emerging market equities could recover if there is significant China stimulus, the Fed slows the pace of tightening, energy prices subside, and the U.S. dollar weakens. For now, we believe a neutral stance on emerging market equities is warranted.
Let me say once again that at Russell Investments, our stated purpose is to improve people’s financial security. For more than 85 years, we’ve been providing solutions to help investors like you reach your financial goals, whether you’re saving for retirement, already depending on retirement income or building a college fund.
We value the trust you have placed in our firm—there’s nothing we value more. All of us at Russell Investments appreciate the opportunity to help you achieve your own financial security.
Best regards,
Kate El-Hillow
Chief Investment Officer, Russell Investments
* Source: MarketWatch. Indexes are unmanaged and cannot be invested in directly. The S&P 500 Index is an index, with dividends reinvested, of 500 issues representative of leading companies in the U.S. large cap securities market. The MSCI EAFE (Europe, Australasia, Far East) index is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada.

Russell Investment Company
Conservative Strategy Fund
Portfolio Management Discussion and Analysis — October 31, 2022
(Unaudited)
4 Conservative Strategy Fund
Conservative Strategy Fund - Class A
‡
Total
Return
1 Year (21 .38)%
5 Years (1 .85)%§
10 Years 0 .67%§
Conservative Strategy Fund - Class C
Total
Return
1 Year (17 .21)%
5 Years (1 .40)%§
10 Years 0 .52%§
Conservative Strategy Fund - Class R1
Total
Return
1 Year (16 .26)%
5 Years (0 .33)%§
10 Years 1 .64%§
Conservative Strategy Fund - Class R4
‡‡
Total
Return
1 Year (16 .49)%
5 Years (0 .57)%§
10 Years 1 .39%§
Conservative Strategy Fund - Class R5
‡‡‡
Total
Return
1 Year (16 .73)%
5 Years (0 .83)%§
10 Years 1 .14%§
Conservative Strategy Fund - Class S
Total
Return
1 Year (16 .36)%
5 Years (0 .46)%§
10 Years 1 .50%§
Bloomberg U.S. Aggregate Bond Index
**
Total
Return
1 Year (15 .68)%
5 Years (0 .54)%§
10 Years 0 .74%§
ICE BofA 1-3 Year U.S. Treasuries Index
***
Total
Return
1 Year (4 .66)%
5 Years 0 .57%§
10 Years 0 .60%§

Russell Investment Company
Conservative Strategy Fund
Portfolio Management Discussion and Analysis, continued — October 31,
2022 (Unaudited)
Conservative Strategy Fund 5
The Conservative Strategy Fund (the “Fund”) is a fund of funds that invests in other Russell Investment Company mutual funds
(the “Underlying Funds”). Certain Underlying Funds employ a
multi-manager approach whereby portions of the Underlying
Funds are allocated to different money manager strategies.
Underlying Fund assets not allocated to money managers are
managed by Russell Investment Management, LLC (“RIM”), the
Fund’s and Underlying Funds’ advisor. RIM, as the Underlying
Funds’ advisor, may change the allocation of the Underlying
Funds’ assets among money managers at any time. An exemptive order from the Securities and Exchange Commission permits
RIM to engage or terminate a money manager in an Underlying
Fund at any time, subject to approval by the Underlying Fund’s
Board, without a shareholder vote. Pursuant to the terms of the exemptive order, an Underlying Fund is required to notify its shareholders within 90 days of when a money manager begins
providing services.
What is the Fund’s investment objective?
The Fund seeks to provide current income and capital
preservation, and as a secondary objective, long-term capital appreciation.
How did the Fund perform relative to its benchmark
for the fiscal year ended October 31, 2022?
For the fiscal year ended October 31, 2022 (the “fiscal year”), the Fund’s Class A, Class C, Class R1, Class R4, Class R5 and
Class S Shares lost 16.58%, 17.21%, 16.26%, 16.49%, 16.73%
and 16.36%, respectively. This is compared to the Fund’s
primary benchmark, the Bloomberg U.S. Aggregate Bond
Index, which lost 15.68% during the fiscal year. The Fund’s
performance includes operating expenses, whereas index
returns are unmanaged and do not include expenses of any kind.
For the fiscal year, the Morningstar
®
Allocation – 15% to
30% Equity Category, a group of funds that Morningstar, Inc.
considers to have investment strategies similar to those of the
Fund, lost 12.78%. This result serves as a peer comparison and is expressed net of operating expenses.
How did market conditions affect the Fund’s
performance?
The fiscal year was characterized by heightened global
recessionary fears as investors grappled with heightened market volatility amid tightening monetary policy and increasing
geopolitical tensions. Inflationary pressures increased
dramatically, spearheaded by surging energy prices from the
Russia-Ukraine conflict and continued supply-chain disruptions from China’s ‘Zero COVID’ policy. Central banks responded
to inflation by tightening fiscal and monetary policy and hiking interest rates rapidly, resulting in sharp market selloffs across most asset classes.
Equity and fixed income markets experienced substantial
drawdowns over the fiscal year. Within US equities, the Russell
1000
®
Index and Russell 3000
®
Index both experienced losses
of 16.38% and 16.52% respectively. Emerging market equities
underperformed developed markets due to continued lockdowns
in China, increasing China-Taiwan tensions, and the Russia-
Ukraine conflict. Within fixed income, the Bloomberg Global
Aggregate Bond Index (US Hedged) fell by 12.12%. Credit
markets were challenged, with U.S. investment grade and high yield corporate credit spreads widening over the fiscal year.
Global bond yields rose, as central banks continued to signal additional rate hikes in the medium term.
Within alternatives, global listed real estate underperformed global equities. However, performance was mixed across
regions: the United States outperformed, while Europe and the
United Kingdom detracted. One bright spot was commodities,
with the Bloomberg Commodity Index Total Return gaining
11.15% over the fiscal year largely due to surging energy and agricultural prices in response to the Russia-Ukraine conflict.
How did the investment strategies and techniques
employed by the Fund and the Underlying Funds
affect the Fund’s performance?
The Fund is a fund of funds, and its performance is largely based on RIM’s target strategic asset allocations and the performance of the Underlying Funds in which the Fund invests. A Fund’s
actual allocation may vary from the target strategic asset
allocation at any point in time due to market movements and/
or due to the implementation over a period of time of a change to the target strategic asset allocation including the addition of a new Underlying Fund. In order to seek to achieve the Fund’s objective during the fiscal year, RIM’s target strategic asset allocation included investments in global equity, fixed income, multi-asset and alternative Underlying Funds.
Overall, the Fund’s asset allocation detracted from benchmark-
relative performance during the fiscal year. Equities generally outperformed the Fund’s benchmark over the fiscal year.
Underlying preferences for value and small-cap securities
were additive. However, a strategic preference for emerging
markets was the largest detractor within equities. An overweight to securitized and investment grade credit also detracted,
consistent with the increased risk-off sentiment over the fiscal year. An overweight to duration positioning detracted as interest rates spiked over the fiscal year; however, duration positioning assisted in mitigating short duration value security risk. Global real estate was a large detractor, underperforming the Underlying
Fund’s benchmark over the fiscal year.
Equity markets delivered negative absolute and relative
performance over the fiscal year. However, the equity

Russell Investment Company
Conservative Strategy Fund
Portfolio Management Discussion and Analysis, continued — October 31,
2022 (Unaudited)
6 Conservative Strategy Fund
Underlying Funds generally outperformed their respective equity benchmarks. The Global Equity Fund generally outperformed
its benchmark due to a tactical tilt towards the value factor.
The Multifactor U.S. Equity Fund and U.S. Small Cap Equity
Fund also generally outperformed their benchmarks over the
fiscal year due in large part to exposures to high quality, lower capitalization stocks. However, the Emerging Markets Fund
was a significant detractor and underperformed its benchmark due to exposures to Chinese equities.
Fixed income was a significant detractor over the fiscal
year, delivering absolute negative returns, and the fixed
income Underlying Funds underperformed their respective
benchmarks. A strategic overweight to credit was a significant headwind, as spreads widened due to rapid interest rate hikes and expected earnings deterioration. The Strategic Bond Fund underperformed its benchmark and was negatively impacted by
a long duration position and a challenging credit climate.
The multi-asset and alternative portions of the Fund’s portfolio underperformed the Fund’s benchmark. The Multi-Strategy
Income Fund underperformed its benchmark due in large part to an equity overweight. The Global Real Estate Securities Fund also underperformed its benchmark, largely due to a lower risk premium in a high interest rate environment.
Describe any changes to the Fund’s structure or
allocation to the Underlying Funds.
There were no changes to the Fund’s structure or strategic asset allocation during the fiscal year.
The views expressed in this report reflect those of
the portfolio managers only through the end of the
fiscal year covered by the report. These views do not
necessarily represent the views of RIM, or any other
person in RIM or any other affiliated organization.
These views are subject to change at any time based
upon market conditions or other events, and RIM
disclaims any responsibility to update the views
contained herein. These views should not be relied
on as investment advice and, because investment
decisions for a Russell Investment Company (“RIC”)
Fund are based on numerous factors, should not be
relied on as an indication of investment decisions of
any RIC Fund.
* Assumes initial investment on November 1, 2012.
** Bloomberg U.S. Aggregate Bond Index is an index, with income reinvested, generally representative of intermediate-term government bonds, investment grade corporate debt securities and mortgage-backed securities.
*** ICE BofA 1-3 Year U.S. Treasuries Index is an index composed of approximately 160 issues in the form of publicly placed, coupon-bearing U.S. Treasury debt. Issues must carry a term to maturity of at least one year and par amounts outstanding must be no less than $10 million at the start and at the close of the performance measurement periods.
‡ The performance shown has been adjusted to reflect the deduction of the maximum Class A sales charge of 5.75%.
‡‡ The Fund’s performance inception date for Class R4 Shares was October 1, 2014. The returns shown for Class R4 Shares prior to that date are the returns of the Fund’s Class R2 Shares, which have the same expenses as Class R4 Shares. Class R2 Shares are no longer offered and were reclassified as Class R4 on
October 1, 2014.
‡‡‡ The Fund’s performance inception date for Class R5 Shares was October 1, 2014. The returns shown for Class R5 Shares prior to that date are the returns of the Fund’s Class R3 Shares, which have the same expenses as Class R5 Shares. Class R3 Shares are no longer offered and were reclassified as Class R5 on
October 1, 2014.
§ Annualized.
Performance is historical and assumes reinvestment of all dividends and capital gains.  Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than when purchased.  Past performance is not indicative of future results.  The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Additionally, the returns presented herein may differ from the performance reported in the Financial Highlights as the returns herein are calculated in a manner consistent with standardized performance in accordance with
Securities and Exchange Commission rules, while the performance in the Financial Highlights has been calculated in accordance with U.S. Generally Accepted
Accounting Pr inciples (“U.S. GAAP”).

Russell Investment Company
Conservative Strategy Fund
Shareholder Expense Example — October 31, 2022 (Unaudited)
Conservative Strategy Fund 7
Fund Expenses
The following disclosure provides important information
regarding the Fund’s Shareholder Expense Example
(“Example”).
Example
As a shareholder of the Fund, you incur two types of costs:
(1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs,
including advisory and administrative fees; distribution (12b-1)
and/or service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars)
of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from May 1, 2022 to October 31, 2022 .
Actual Expenses
The information in the table under the heading “Actual
Performance” provides information about actual account
values and actual expenses. You may use the information in
this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During
Period” to estimate the expenses you paid on your account
during this period.
Hypothetical Example for Comparison Purposes
The information in the table under the heading “Hypothetical
Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses
based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the
Fund’s actual return. The hypothetical account values and
expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the
Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant
to highlight your ongoing costs only and do not reflect any
transactional costs. Therefore, the information under the heading
“Hypothetical Performance (5% return before expenses)” is
useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
Class A
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2022 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2022 $ 918.80 $ 1,022.74
Expenses Paid During Period* $ 2.37 $ 2.50
* Expenses are equal to the Fund's annualized expense ratio of 0.49%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-
half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class C
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2022 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2022 $ 916.20 $ 1,018.95
Expenses Paid During Period* $ 5.99 $ 6.31
* Expenses are equal to the Fund's annualized expense ratio of 1.24%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-
half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class R1
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2022 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2022 $ 921.40 $ 1,024.35
Expenses Paid During Period* $ 0.82 $ 0.87
* Expenses are equal to the Fund's annualized expense ratio of 0.17%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-
half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

Russell Investment Company
Conservative Strategy Fund
Shareholder Expense Example, continued — October 31, 2022 (Unaudited)
8 Conservative Strategy Fund
Class R4
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2022 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2022 $ 920.40 $ 1,023.09
Expenses Paid During Period* $ 2.03 $ 2.14
* Expenses are equal to the Fund's annualized expense ratio of 0.42%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-
half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class R5
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2022 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2022 $ 918.70 $ 1,021.83
Expenses Paid During Period* $ 3.24 $ 3.41
* Expenses are equal to the Fund's annualized expense ratio of 0.67%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-
half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class S
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2022 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2022 $ 920.70 $ 1,023.69
Expenses Paid During Period* $ 1.45 $ 1.53
* Expenses are equal to the Fund's annualized expense ratio of 0.30%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-
half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

Russell Investment Company
Conservative Strategy Fund
Schedule of Investments — October 31, 2022
See accompanying notes which are an integral part of the financial statements.
Conservative Strategy Fund 9
Amounts in thousands (except share amounts)
Shares
Fair
Value
$
Investments in Affiliated Funds - 100.1%
Alternative - 2.0%
Global Real Estate Securities Fund Class Y 72,376 1,888
Domestic Equities - 8.5%
Multifactor U.S. Equity Fund Class Y 292,821 4,249
U.S. Small Cap Equity Fund Class Y 146,565 3,777
8,026
Fixed Income - 66.1%
Multifactor Bond Fund Class Y 571,472 4,720
Short Duration Bond Fund Class Y 523,016 9,440
Strategic Bond Fund Class Y 5,452,616 48,147
62,307
International Equities - 8.5%
Emerging Markets Fund Class Y 180,277 2,342
Global Equity Fund Class Y 251,442 1,888
Multifactor International Equity Fund Class Y 458,862 3,777
8,007
Multi-Asset - 15.0%
Multi-Strategy Income Fund Class Y 1,660,219 14,162
Total Investments in Affiliated Funds
(cost $104,628) 94,390
Total Investments - 100.1%
(identified cost $104,628 ) 94,390
Other Assets and Liabilities, Net - (0.1)%
(96)
Net Assets - 100.0%
94,294

Russell Investment Company
Conservative Strategy Fund
See accompanying notes which are an integral part of the financial statements.
10 Conservative Strategy Fund
Statement of Assets and Liabilities — October 31, 2022
Amounts in thousands
Assets
Investments, at identified cost ......................................................................................................................................................
$ 104,6 2 8
Investments, at fair value(>) ........................................................................................................................................................
94,390
Receivables:
Investments sold ............................................................................................................................................................... 3,293
Fund shares sold ............................................................................................................................................................... 16
From affiliates .................................................................................................................................................................. 3
Total assets ...............................................................................................................................................................
97,702
Liabilities
Payables:
Fund shares redeemed ...................................................................................................................................................... 3,297
Accrued fees to affiliates .................................................................................................................................................. 59
Other accrued expenses .................................................................................................................................................... 52
Total liabilities ...........................................................................................................................................................
3,408
Net Assets ...............................................................................................................................................................
$ 94,294

Russell Investment Company
Conservative Strategy Fund
See accompanying notes which are an integral part of the financial statements.
Conservative Strategy Fund 11
Statement of Assets and Liabilities, continued — October 31, 2022
Amounts in thousands
Net Assets Consist of:
Total distributable earnings (losses) .............................................................................................................................................
$ (12, 699 )
Shares of beneficial interest .........................................................................................................................................................
119
Additional paid-in capital ............................................................................................................................................................
106, 874
Net Assets ...............................................................................................................................................................
$ 94,294
Net Asset Value
,
offering and redemption price per share:
Net asset value per share: Class A(#) ........................................................................................................................................... $ 8.00
Maximum offering price per share (Net asset value plus sales charge of 5.75%): Class A ..................................................... $ 8.49
Class A
—
Net assets ........................................................................................................................................................... $ 36,148,708
Class A
—
Shares outstanding ($.01 par value) .................................................................................................................. 4,515,914
Net asset value per share: Class C(#) ........................................................................................................................................... $ 7.78
Class C
—
Net assets ........................................................................................................................................................... $ 39,762,450
Class C
—
Shares outstanding ($.01 par value) .................................................................................................................. 5,108,471
Net asset value per share: Class R1(#) ......................................................................................................................................... $ 8.12
Class R1
—
Net assets ......................................................................................................................................................... $ 432,155
Class R1
—
Shares outstanding ($.01 par value) ................................................................................................................ 53,213
Net asset value per share: Class R4(#) ......................................................................................................................................... $ 8.03
Class R4
—
Net assets ......................................................................................................................................................... $ 3,399,008
Class R4
—
Shares outstanding ($.01 par value) ................................................................................................................ 423,327
Net asset value per share: Class R5(#) ......................................................................................................................................... $ 8.08
Class R5
—
Net assets ......................................................................................................................................................... $ 4,231,355
Class R5
—
Shares outstanding ($.01 par value) ................................................................................................................ 523,559
Net asset value per share: Class S(#) ........................................................................................................................................... $ 8.11
Class S
—
Net assets ............................................................................................................................................................ $ 10,320,151
Class S
—
Shares outstanding ($.01 par value) ................................................................................................................... 1,272,202
Amounts in thousands
(>)     Investments in affiliated funds $ 94,390
(#) Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

Russell Investment Company
Conservative Strategy Fund
See accompanying notes which are an integral part of the financial statements.
12 Conservative Strategy Fund
Statement of Operations — For the Period Ended October 31, 2022
Amounts in thousands
Investment Income
Income distributions from affiliated funds ................................................................................................................................... $ 4, 464
Expenses
Advisory fees ................................................................................................................................................................... 240
Administrative fees .......................................................................................................................................................... 51
Custodian fees .................................................................................................................................................................. 41
Distribution fees - Class A ............................................................................................................................................... 105
Distribution fees - Class C ............................................................................................................................................... 380
Distribution fees - Class R5 ............................................................................................................................................. 13
Transfer agent fees - Class A ........................................................................................................................................... 84
Transfer agent fees - Class C ........................................................................................................................................... 101
Transfer agent fees - Class R1 ......................................................................................................................................... 2
Transfer agent fees - Class R4 ......................................................................................................................................... 10
Transfer agent fees - Class R5 ......................................................................................................................................... 10
Transfer agent fees - Class S ............................................................................................................................................ 33
Professional fees .............................................................................................................................................................. 48
Registration fees ............................................................................................................................................................... 69
Shareholder servicing fees - Class C ............................................................................................................................... 127
Shareholder servicing fees - Class R4 ............................................................................................................................. 13
Shareholder servicing fees - Class R5 ............................................................................................................................. 13
Trustees’ fees .................................................................................................................................................................... 7
Printing fees ..................................................................................................................................................................... 1 8
Miscellaneous .................................................................................................................................................................. 1 4
Expenses before reductions .............................................................................................................................................. 1,37 9
Expense reductions .......................................................................................................................................................... (438)
Net expenses ................................................................................................................................................................................
941
Net investment income (loss) .......................................................................................................................................................
3,5 23
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments in affiliated funds ......................................................................................................................................... (1,7 8 6)
Capital gain distributions from affiliated funds ............................................................................................................... 1,845
Net realized gain (loss) ................................................................................................................................................................
5 9
Net change in unrealized appreciation (depreciation) on:
Investments in affiliated funds ......................................................................................................................................... (2 4 , 965 )
Net change in unrealized appreciation (depreciation) ................................................................................................................. (2 4 , 965 )
Net realized and unrealized gain (loss) ........................................................................................................................................ (24,9 0 6)
Net Increase (Decrease) in Net Assets from Operations ....................................................................................
$ (21,383)

Russell Investment Company
Conservative Strategy Fund
See accompanying notes which are an integral part of the financial statements.
Conservative Strategy Fund 13
Statements of Changes in Net Assets
Amounts in thousands
For the Periods Ended October 31,
2022 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss) .............................................................................................................. $ 3,5 23 $ 1,958
Net realized gain (loss) ....................................................................................................................... 5 9 5,223
Net change in unrealized appreciation (depreciation) ........................................................................ (24 , 965 ) 6,351
Net increase (decrease) in net assets from operations .............................................................................. (21,383) 13,532
Distributions
To shareholders
Class A .......................................................................................................................................... (3,2 07 ) (1,019)
Class C .......................................................................................................................................... (3,9 1 2) (1,246)
Class R1 ........................................................................................................................................ (7 5 ) (69)
Class R4 ........................................................................................................................................ (4 16 ) (135)
Class R5 ........................................................................................................................................ (4 05 ) (123)
Class S .......................................................................................................................................... (1,3 50 ) (463)
From return of capital
Class A .......................................................................................................................................... (56)
—
Class C .......................................................................................................................................... (30)
—
Class R1 ........................................................................................................................................ (1)
—
Class R4 ........................................................................................................................................ (6)
—
Class R5 ........................................................................................................................................ (6)
—
Class S .......................................................................................................................................... (2 4)
—
Net decrease in net assets from distributions ............................................................................................ (9,488) (3,055)
Share Transactions*
Net increase (decrease) in net assets from share transactions ................................................................... (21,972) (20,838)
Total Net Increase (Decrease) in Net Assets ........................................................................
(52,843) (10,361)
Net Assets
Beginning of period .................................................................................................................................. 147,137 157,498
End of period .............................................................................................................................................
$ 94,294 $ 147,137

Russell Investment Company
Conservative Strategy Fund
See accompanying notes which are an integral part of the financial statements.
14 Conservative Strategy Fund
Statements of Changes in Net Assets, continued
* Share transaction amounts (in thousands) for the periods ended October 31, 2022 and October 31, 2021 were as follows:
2022 2021
Shares Dollars Shares Dollars
Class A
Proceeds from shares sold 506 $ 4,510 575 $ 5,801
Proceeds from reinvestment of distributions 342 3,246 102 1,014
Payments for shares redeemed (1,224) (11,415) (892) (9,105)
Net increase (decrease)
(376) (3,659) (215) (2,290)
Class C
Proceeds from shares sold 270 2,416 612 6,097
Proceeds from reinvestment of distributions 421 3,920 126 1,237
Payments for shares redeemed (1,681) (14,760) (1,952) (19,470)
Net increase (decrease)
(990) (8,424) (1,214) (12,136)
Class R1
Proceeds from shares sold 10 95 44 453
Proceeds from reinvestment of distributions 8 76 7 69
Payments for shares redeemed (155) (1,537) (213) (2,200)
Net increase (decrease)
(137) (1,366) (162) (1,678)
Class R4
Proceeds from shares sold 90 785 118 1,192
Proceeds from reinvestment of distributions 44 421 13 134
Payments for shares redeemed (315) (2,801) (195) (1,988)
Net increase (decrease)
(181) (1,595) (64) (662)
Class R5
Proceeds from shares sold 92 858 99 1,014
Proceeds from reinvestment of distributions 43 410 13 123
Payments for shares redeemed (196) (1,806) (195) (1,996)
Net increase (decrease)
(61) (538) (83) (859)
Class S
Proceeds from shares sold 102 944 349 3,593
Proceeds from reinvestment of distributions 143 1,368 46 460
Payments for shares redeemed (976) (8,702) (705) (7,266)
Net increase (decrease)
(731) (6,390) (310) (3,213)
Total increase (decrease)
(2,476) $ (21,972) (2,048) $ (20,838)

Russell Investment Company
Conservative Strategy Fund
Financial Highlights — For the Periods Ended
See accompanying notes which are an integral part of the financial statements.
16 Conservative Strategy Fund
For a Share Outstanding Throughout Each Period.
$
Net Asset Value,
Beginning of
Period
$
Net Investment
Income (Loss)
(a)(b)(d)
$
Net Realized
and Unrealized
Gain (Loss)
$
Total from
Investment
Operations
$
Distributions
from Net
Investment Income
$
Distributions
from Net
Realized Gain
$
Return of Capital
Class A
October 31, 2022 10 .32 .28 (1 .88) (1 .60) ( .26) ( .45) ( .01)
October 31, 2021 9 .65 .15 .72 .87 ( .16) ( .04) —
October 31, 2020 9 .85 .18 ( .10) .08 ( .19) ( .09) —
October 31, 2019 9 .43 .21 .48 .69 ( .21) ( .06) —
October 31, 2018 9 .97 .24 ( .42) ( .18) ( .24) ( .12) —
Class C
October 31, 2022 10 .07 .22 (1 .85) (1 .63) ( .20) ( .45) ( .01)
October 31, 2021 9 .47 .08 .70 .78 ( .14) ( .04) —
October 31, 2020 9 .71 .11 ( .11) — (e) ( .15) ( .09) —
October 31, 2019 9 .31 .14 .47 .61 ( .15) ( .06) —
October 31, 2018 9 .86 .17 ( .42) ( .25) ( .18) ( .12) —
Class R1
October 31, 2022 10 .45 .40 (1 .99) (1 .59) ( .27) ( .45) ( .02)
October 31, 2021 9 .75 .21 .69 .90 ( .16) ( .04) —
October 31, 2020 9 .94 .21 ( .11) .10 ( .20) ( .09) —
October 31, 2019 9 .51 .26 .47 .73 ( .24) ( .06) —
October 31, 2018 10 .04 .29 ( .43) ( .14) ( .27) ( .12) —
Class R4
October 31, 2022 10 .35 .31 (1 .91) (1 .60) ( .26) ( .45) ( .01)
October 31, 2021 9 .67 .17 .71 .88 ( .16) ( .04) —
October 31, 2020 9 .87 .18 ( .10) .08 ( .19) ( .09) —
October 31, 2019 9 .45 .23 .46 .69 ( .21) ( .06) —
October 31, 2018 9 .98 .25 ( .41) ( .16) ( .25) ( .12) —
Class R5
October 31, 2022 10 .42 .28 (1 .92) (1 .64) ( .24) ( .45) ( .01)
October 31, 2021 9 .75 .14 .72 .86 ( .15) ( .04) —
October 31, 2020 9 .96 .15 ( .10) .05 ( .17) ( .09) —
October 31, 2019 9 .53 .20 .48 .68 ( .19) ( .06) —
October 31, 2018 10 .07 .23 ( .42) ( .19) ( .23) ( .12) —
Class S
October 31, 2022 10 .44 .32 (1 .92) (1 .60 ) ( .27) ( .45) ( .01)
October 31, 2021 9 .75 .18 .71 .89 ( .16) ( .04) —
October 31, 2020 9 .94 .20 ( .10) .10 ( .20) ( .09) —
October 31, 2019 9 .51 .24 .48 .72 ( .23) ( .06) —
October 31, 2018 10 .05 .27 ( .43) ( .16) ( .26) ( .12) —

See accompanying notes which are an integral part of the financial statements.
Conservative Strategy Fund 17
$
Total
Distributions
$
Net Asset Value,
End of
Period
%
Total
Return
(c)
$
Net Assets,
End of Period
(000)
%
Ratio of Expenses
to Average
Net Assets,
Gross
(f)
%
Ratio of Expenses
to Average
Net Assets,
Net
(d)(f)
%
Ratio of Net
Investment Income
to Average
Net Assets
(b)(d)
%
Portfolio
Turnover Rate
( .72) 8 .00 (16 .58) 36,149 .86 .49 3 .14 8
( .20) 10 .32 9 .05 50,481 .84 .49 1 .50 51
( .28) 9 .65 .76 49,281 .84 .49 1 .89 52
( .27) 9 .85 7 .47 55,047 .82 .50 2 .22 8
( .36) 9 .43 (1 .85) 58,991 .78 .54 2 .50 7
( .66) 7 .78 (17 .21) 39,763 1 .61 1 .24 2 .48 8
( .18) 10 .07 8 .25 61,402 1 .59 1 .24 .78 51
( .24) 9 .47 (—) 69,247 1 .59 1 .24 1 .14 52
( .21) 9 .71 6 .68 86,161 1 .57 1 .25 1 .47 8
( .30) 9 .31 (2 .55) 102,386 1 .53 1 .29 1 .74 7
( .74) 8 .12 (16 .26) 432 .60 .17 4 .21 8
( .20) 10 .45 9 .36 1,994 .59 .17 2 .05 51
( .29) 9 .75 1 .03 3,442 .59 .17 2 .12 52
( .30) 9 .94 7 .87 3,853 .57 .17 2 .65 8
( .39) 9 .51 (1 .45) 6,718 .53 .17 2 .98 7
( .72) 8 .03 (16 .49) 3,399 .86 .42 3 .40 8
( .20) 10 .35 9 .15 6,251 .84 .42 1 .62 51
( .28) 9 .67 .78 6,461 .84 .42 1 .88 52
( .27) 9 .87 7 .53 7,695 .82 .42 2 .41 8
( .37) 9 .45 (1 .65) 12,636 .78 .42 2 .58 7
( .70) 8 .08 (16 .73) 4,231 1 .11 .67 3 .10 8
( .19) 10 .42 8 .90 6,087 1 .09 .67 1 .38 51
( .26) 9 .75 .53 6,510 1 .09 .67 1 .59 52
( .25) 9 .96 7 .33 7,422 1 .07 .67 2 .07 8
( .35) 9 .53 (1 .96) 7,713 1 .03 .67 2 .38 7
( .73) 8 .11 (16 .36) 10,320 .61 .30 3 .53 8
( .20) 10 .44 9 .21 20,922 .59 .30 1 .77 51
( .29) 9 .75 .95 22,557 .59 .30 2 .04 52
( .29) 9 .94 7 .73 24,240 .57 .29 2 .44 8
( .38) 9 .51 (1 .66) 29,184 .53 .30 2 .73 7

Russell Investment Company
Conservative Strategy Fund
See accompanying notes which are an integral part of the financial statements.
18 Conservative Strategy Fund
Related Party Transactions, Fees and Expenses
Accrued fees payable to affiliates for the period ended October 31, 2022 were as follows:
Transactions (amounts in thousands) during the period ended October 31, 2022 with Underlying Funds which are, or were, an affiliated company are as follows:
Federal Income Taxes
At October 31, 2022, the cost of investments, net unrealized appreciation (depreciation), and components of distributable earnings for income tax purposes were as follows:
For the fiscal years ended October 31, 2022 and October 31, 2021, respectively, the Fund made the following tax basis distributions:
Net investment income and net realized gains (losses) in the financial statements may differ from taxable net investment income and net realized gains (losses). Capital accounts within the financial statements are adjusted for permanent differences between book and tax accounting.  These differences may be due to foreign currency gains or losses, reclassifications of dividends and /or differences in treatment of income from swaps.  These adjustments have no impact on the net assets.
Administration fees $ 3,528
Distribution fees 34,178
Shareholder servicing fees 10,150
Transfer agent fees 10,169
Trustee fees 521
$ 58,546
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Income
Distributions
Capital Gains
Distributions
Global Real Estate Securities Fund $ 2,948 $ 507 $ 774 $ 13 $ (806) $ 1,888 $ 86 $ 74
Multifactor U.S. Equity Fund 6,636 745 2,059 (38) (1,035) 4,249 115 290
U.S. Small Cap Equity Fund 5,900 1,799 1,931 (251) (1,740) 3,777 679 653
Multifactor Bond Fund 7,365 426 1,834 (150) (1,087) 4,720 346 18
Short Duration Bond Fund 14,729 271 4,569 119 (1,110) 9,440 146 36
Strategic Bond Fund 75,120 2,200 16,750 (1,336) (11,087) 48,147 1,224 340
Emerging Markets Fund 3,654 707 497 (102) (1,420) 2,342 116 321
Global Equity Fund 2,948 356 800 (39) (577) 1,888 118 75
Multifactor International Equity
Fund 5,892 733 1,469 (87) (1,292) 3,777 343 —
Multi-Strategy Income Fund 22,094 1,793 4,999 85 (4,811) 14,162 1,291 38
$ 147,286 $ 9,537 $ 35,682 $ (1,786) $ (24,965) $ 94,390 $ 4,464 $ 1,845
Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
Undistributed
Ordinary Income
Undistributed
Long-Term
Capital Gains
(Capital Loss
Carryforward)
$ 107,139,223 $ 1,281,758 $ (14,031,243) $ (12,749,485) $ — $ —
October 31, 2022 October 31, 2021
Ordinary Income
Distributions
Long-Term
Capital Gain
Distributions
Return of
Capital
Ordinary Income
Distributions
Long-Term
Capital Gain
Distributions
Return of
Capital
$ 4,447,252 $ 4,917,277 $ 122,972 $ 2,415,664 $ 639,140 $ —

Russell Investment Company
Conservative Strategy Fund
See accompanying notes which are an integral part of the financial statements.
Conservative Strategy Fund 19
At October 31, 2022, the Statement of Assets and Liabilities has been adjusted by the following amounts (in thousands):
Total distributable earnings (losses)
$ 123
Additional paid-in capital
(123)
Federal Income Taxes, continued

Russell Investment Company
Moderate Strategy Fund
Portfolio Management Discussion and Analysis — October 31, 2022
(Unaudited)
20 Moderate Strategy Fund
Moderate Strategy Fund - Class A
‡
Total
Return
1 Year (21 .79)%
5 Years (1 .62)%§
10 Years 1 .73%§
Moderate Strategy Fund - Class C
Total
Return
1 Year (17 .59)%
5 Years (1 .19)%§
10 Years 1 .57%§
Moderate Strategy Fund - Class R1
Total
Return
1 Year (16 .70)%
5 Years (0 .18)%§
10 Years 2 .63%§
Moderate Strategy Fund - Class R4
‡‡
Total
Return
1 Year (16 .99)%
5 Years (0 .46)%§
10 Years 2 .36%§
Moderate Strategy Fund - Class R5
‡‡‡
Total
Return
1 Year (17 .13)%
5 Years (0 .68)%§
10 Years 2 .11%§
Moderate Strategy Fund - Class S
Total
Return
1 Year (16 .81)%
5 Years (0 .26)%§
10 Years 2 .52%§
Bloomberg U.S. Aggregate Bond Index
**
Total
Return
1 Year (15 .68)%
5 Years (0 .54)%§
10 Years 0 .74%§
Russell 1000
®
Index
***
Total
Return
1 Year (16 .38)%
5 Years 10 .19%§
10 Years 12 .66%§

Russell Investment Company
Moderate Strategy Fund
Portfolio Management Discussion and Analysis, continued — October 31,
2022 (Unaudited)
Moderate Strategy Fund 21
The Moderate Strategy Fund (the “Fund”) is a fund of funds that invests in other Russell Investment Company mutual funds (the
“Underlying Funds”). Certain Underlying Funds employ a multi-
manager approach whereby portions of the Underlying Funds
are allocated to different money manager strategies. Underlying
Fund assets not allocated to money managers are managed by
Russell Investment Management, LLC (“RIM”), the Fund’s
and Underlying Funds’ advisor. RIM, as the Underlying Funds’
advisor, may change the allocation of the Underlying Funds’
assets among money managers at any time. An exemptive
order from the Securities and Exchange Commission permits
RIM to engage or terminate a money manager in an Underlying
Fund at any time, subject to approval by the Underlying Fund’s
Board, without a shareholder vote. Pursuant to the terms of the exemptive order, an Underlying Fund is required to notify its shareholders within 90 days of when a money manager begins
providing services.
What is the Fund’s investment objective?
The Fund seeks to provide current income and moderate long-
term capital appreciation.
How did the Fund perform relative to its benchmark
for the fiscal year ended October 31, 2022?
For the fiscal year ended October 31, 2022 (the “fiscal year”), the Fund’s Class A, Class C, Class R1, Class R4, Class R5 and
Class S Shares lost 17.00%, 17.59%, 16.70%, 16.99%, 17.13%
and 16.81%, respectively. This is compared to the Fund’s
primary benchmark, the Bloomberg U.S. Aggregate Bond
Index, which lost 15.68% during the fiscal year. The Fund’s
performance includes operating expenses, whereas index
returns are unmanaged and do not include expenses of any kind.
For the fiscal year, the Morningstar
®
Allocation – 30% to
50% Equity Category, a group of funds that Morningstar, Inc.
considers to have investment strategies similar to those of the
Fund, lost 14.77%. This result serves as a peer comparison and is expressed net of operating expenses.
How did market conditions affect the Fund’s
performance?
The fiscal year was characterized by heightened global
recessionary fears as investors grappled with heightened market volatility amid tightening monetary policy and increasing
geopolitical tensions. Inflationary pressures increased
dramatically, spearheaded by surging energy prices from the
Russia-Ukraine conflict and continued supply-chain disruptions from China’s ‘Zero COVID’ policy. Central banks responded
to inflation by tightening fiscal and monetary policy and hiking interest rates rapidly, resulting in sharp market selloffs across most asset classes.
Equity and fixed income markets experienced substantial
drawdowns over the fiscal year. Within U.S. equities, the
Russell 1000
®
Index and Russell 3000
®
Index both experienced
losses of 16.38% and 16.52% respectively, indicating that both growth and value securities took a hit during the fiscal year.
Emerging market equities underperformed developed markets
due to continued lockdowns in China, increasing China-
Taiwan tensions, and the Russia-Ukraine conflict. Within fixed income, the Bloomberg Global Aggregate Bond Index (US
Hedged) fell by 12.12%. Credit markets were challenged, with
U.S. investment grade and high yield corporate credit spreads widening over the fiscal year. Global bond yields rose, as central banks continued to signal additional rate hikes in the medium term.
Within alternatives, global listed real estate underperformed global equities. However, performance was mixed across
regions: the United States outperformed, while Europe and the
United Kingdom detracted. One bright spot was commodities,
with the Bloomberg Commodity Index Total Return gaining
11.15% over the fiscal year largely due to surging energy and agricultural prices in response to the Russia-Ukraine conflict.
How did the investment strategies and techniques
employed by the Fund and the Underlying Funds
affect the Fund’s performance?
The Fund is a fund of funds, and its performance is largely based on RIM’s target strategic asset allocations and the performance of the Underlying Funds in which the Fund invests. A Fund’s
actual allocation may vary from the target strategic asset
allocation at any point in time due to market movements and/
or due to the implementation over a period of time of a change to the target strategic asset allocation including the addition of a new Underlying Fund. In order to seek to achieve the Fund’s objective during the fiscal year, RIM’s target strategic asset allocation included investments in global equity, fixed income, multi-asset and alternative Underlying Funds.
Overall, the Fund’s asset allocation detracted from benchmark-
relative performance during the fiscal year. Equities generally outperformed the Fund’s benchmark over the fiscal year.
Underlying preferences for value and small-cap securities
were additive. However, a strategic preference for emerging
markets was the largest detractor within equities. An overweight to securitized and investment grade credit also detracted,
consistent with the increased risk-off sentiment over the fiscal year. An overweight to duration positioning detracted as interest rates spiked over the fiscal year; however, duration positioning assisted in mitigating short duration value security risk. Global real estate was a large detractor, underperforming the Underlying
Fund’s benchmark over the fiscal year.

Russell Investment Company
Moderate Strategy Fund
Portfolio Management Discussion and Analysis, continued — October 31,
2022 (Unaudited)
22 Moderate Strategy Fund
Equity markets delivered negative absolute and relative
performance over the fiscal year. However, the equity
Underlying Funds generally outperformed their respective equity benchmarks. The Global Equity Fund generally outperformed
its benchmark due to a tactical tilt towards the value factor.
The Multifactor U.S. Equity Fund and U.S. Small Cap Equity
Fund also generally outperformed their benchmarks over the
fiscal year due in large part to exposures to high quality, lower capitalization stocks. However, the Emerging Markets Fund
was a significant detractor and underperformed its benchmark due to exposures to Chinese equities.
Fixed income was a significant detractor over the fiscal year, delivering absolute negative returns, and the fixed income
Underlying Funds underperformed their respective benchmarks.
A strategic overweight to credit was a significant headwind, as spreads widened due to rapid interest rate hikes and expected earnings deterioration. The Strategic Bond Fund underperformed its benchmark and was negatively impacted by a long duration position and a challenging credit climate. The Unconstrained
Total Return Fund was a significant detractor due to negative impacts from a long duration position and an overweight to low quality, investment grade corporate credit.
The multi-asset and alternative portions of the Fund’s portfolio underperformed the Fund’s benchmark. The Multi-Strategy
Income Fund underperformed its benchmark due in large part to an equity overweight. The Global Real Estate Securities Fund also underperformed its benchmark, largely due to a lower risk premium in a high interest rate environment.
Describe any changes to the Fund’s structure or
allocation to the Underlying Funds.
There were no changes to the Fund’s structure or strategic asset allocation during the fiscal year.
The views expressed in this report reflect those of
the portfolio managers only through the end of the
fiscal year covered by the report. These views do not
necessarily represent the views of RIM, or any other
person in RIM or any other affiliated organization.
These views are subject to change at any time based
upon market conditions or other events, and RIM
disclaims any responsibility to update the views
contained herein. These views should not be relied
on as investment advice and, because investment
decisions for a Russell Investment Company (“RIC”)
Fund are based on numerous factors, should not be
relied on as an indication of investment decisions of
any RIC Fund.

Russell Investment Company
Moderate Strategy Fund
Portfolio Management Discussion and Analysis, continued — October 31,
2022 (Unaudited)
Moderate Strategy Fund 23
* Assumes initial investment on November 1, 2012.
** Bloomberg U.S. Aggregate Bond Index is an index, with income reinvested, generally representative of intermediate-term government bonds, investment grade corporate debt securities and mortgage-backed securities.
*** Russell 1000
®
Index includes the 1,000 largest companies in the Russell 3000
®
Index. The Russell 1000
®
Index represents the universe of stocks from which
most active money managers typically select. The Russell 1000
®
Index return reflects adjustments from income dividends and capital gain distributions reinvested as of the ex-dividend dates.
‡ The performance shown has been adjusted to reflect the deduction of the maximum Class A sales charge of 5.75%.
‡‡ The Fund’s performance inception date for Class R4 Shares was October 1, 2014. The returns shown for Class R4 Shares prior to that date are the returns of the Fund’s Class R2 Shares, which have the same expenses as Class R4 Shares. Class R2 Shares are no longer offered and were reclassified as Class R4 on
October 1, 2014.
‡‡‡ The Fund’s performance inception date for Class R5 Shares was October 1, 2014. The returns shown for Class R5 Shares prior to that date are the returns of the Fund’s Class R3 Shares, which have the same expenses as Class R5 Shares. Class R3 Shares are no longer offered and were reclassified as Class R5 on
October 1, 2014.
§ Annualized.
Performance is historical and assumes reinvestment of all dividends and capital gains.  Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than when purchased.  Past performance is not indicative of future results.  The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Additionally, the returns presented herein may differ from the performance reported in the Financial Highlights as the returns herein are calculated in a manner consistent with standardized performance in accordance with
Securities and Exchange Commission rules, while the performance in the Financial Highlights has been calculated in accordance with U.S. Generally Accepted
Accounting Pr inciples (“U.S. GAAP”).

Russell Investment Company
Moderate Strategy Fund
Shareholder Expense Example — October 31, 2022 (Unaudited)
24 Moderate Strategy Fund
Fund Expenses
The following disclosure provides important information
regarding the Fund’s Shareholder Expense Example
(“Example”).
Example
As a shareholder of the Fund, you incur two types of costs:
(1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs,
including advisory and administrative fees; distribution (12b-1)
and/or service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars)
of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from May 1, 2022 to October 31, 2022 .
Actual Expenses
The information in the table under the heading “Actual
Performance” provides information about actual account
values and actual expenses. You may use the information in
this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During
Period” to estimate the expenses you paid on your account
during this period.
Hypothetical Example for Comparison Purposes
The information in the table under the heading “Hypothetical
Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses
based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the
Fund’s actual return. The hypothetical account values and
expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the
Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant
to highlight your ongoing costs only and do not reflect any
transactional costs. Therefore, the information under the heading
“Hypothetical Performance (5% return before expenses)” is
useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
Class A
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2022 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2022 $ 918.30 $ 1,022.74
Expenses Paid During Period* $ 2.37 $ 2.50
* Expenses are equal to the Fund's annualized expense ratio of 0.49%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-
half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class C
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2022 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2022 $ 914.40 $ 1,018.95
Expenses Paid During Period* $ 5.98 $ 6.31
* Expenses are equal to the Fund's annualized expense ratio of 1.24%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-
half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class R1
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2022 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2022 $ 919.70 $ 1,024.00
Expenses Paid During Period* $ 1.16 $ 1.22
* Expenses are equal to the Fund's annualized expense ratio of 0.24%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-
half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

Russell Investment Company
Moderate Strategy Fund
Shareholder Expense Example, continued — October 31, 2022 (Unaudited)
Moderate Strategy Fund 25
Class R4
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2022 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2022 $ 917.40 $ 1,022.74
Expenses Paid During Period* $ 2.37 $ 2.50
* Expenses are equal to the Fund's annualized expense ratio of 0.49%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-
half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class R5
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2022 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2022 $ 917.30 $ 1,021.48
Expenses Paid During Period* $ 3.58 $ 3.77
* Expenses are equal to the Fund's annualized expense ratio of 0.74%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-
half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class S
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2022 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2022 $ 919.00 $ 1,023.59
Expenses Paid During Period* $ 1.55 $ 1.63
* Expenses are equal to the Fund's annualized expense ratio of 0.32%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-
half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

Russell Investment Company
Moderate Strategy Fund
Schedule of Investments — October 31, 2022
See accompanying notes which are an integral part of the financial statements.
26 Moderate Strategy Fund
Amounts in thousands (except share amounts)
Shares
Fair
Value
$
Investments in Affiliated Funds - 100.1%
Alternative - 3.0%
Global Real Estate Securities Fund Class Y 181,845 4,744
Domestic Equities - 13.8%
Multifactor U.S. Equity Fund Class Y 1,047,808 15,204
U.S. Small Cap Equity Fund Class Y 251,881 6,491
21,695
Fixed Income - 48.5%
Multifactor Bond Fund Class Y 2,638,341 21,793
Strategic Bond Fund Class Y 5,807,624 51,281
Unconstrained Total Return Fund Class Y 372,048 3,136
76,210
International Equities - 24.7%
Emerging Markets Fund Class Y 231,354 3,005
Global Equity Fund Class Y 3,927,205 29,494
Multifactor International Equity Fund Class Y 768,168 6,322
38,821
Multi-Asset - 10.1%
Multi-Strategy Income Fund Class Y 1,850,495 15,785
Total Investments in Affiliated Funds
(cost $173,147) 157,255
Total Investments - 100.1%
(identified cost $173,147 ) 157,255
Other Assets and Liabilities, Net - (0.1)%
(138)
Net Assets - 100.0%
157,117

Russell Investment Company
Moderate Strategy Fund
See accompanying notes which are an integral part of the financial statements.
Moderate Strategy Fund 27
Statement of Assets and Liabilities — October 31, 2022
Amounts in thousands
Assets
Investments, at identified cost ......................................................................................................................................................
$ 173, 147
Investments, at fair value(>) ........................................................................................................................................................
157,255
Receivables:
Investments sold ............................................................................................................................................................... 123
Fund shares sold ............................................................................................................................................................... 12
From affiliates .................................................................................................................................................................. 2
Total assets ...............................................................................................................................................................
157,392
Liabilities
Payables:
Fund shares redeemed ...................................................................................................................................................... 128
Accrued fees to affiliates .................................................................................................................................................. 86
Other accrued expenses .................................................................................................................................................... 61
Total liabilities ...........................................................................................................................................................
275
Net Assets ...............................................................................................................................................................
$ 157,117

Russell Investment Company
Moderate Strategy Fund
See accompanying notes which are an integral part of the financial statements.
28 Moderate Strategy Fund
Statement of Assets and Liabilities, continued — October 31, 2022
Amounts in thousands
Net Assets Consist of:
Total distributable earnings (losses) .............................................................................................................................................
$ (16,26 3 )
Shares of beneficial interest .........................................................................................................................................................
191
Additional paid-in capital ............................................................................................................................................................
173,1 89
Net Assets ...............................................................................................................................................................
$ 157,117
Net Asset Value
,
offering and redemption price per share:
Net asset value per share: Class A(#) ........................................................................................................................................... $ 8.32
Maximum offering price per share (Net asset value plus sales charge of 5.75%): Class A ..................................................... $ 8.83
Class A
—
Net assets ........................................................................................................................................................... $ 72,795,659
Class A
—
Shares outstanding ($.01 par value) .................................................................................................................. 8,746,106
Net asset value per share: Class C(#) ........................................................................................................................................... $ 7.99
Class C
—
Net assets ........................................................................................................................................................... $ 50,722,978
Class C
—
Shares outstanding ($.01 par value) .................................................................................................................. 6,347,953
Net asset value per share: Class R1(#) ......................................................................................................................................... $ 8.45
Class R1
—
Net assets ......................................................................................................................................................... $ 1,425,543
Class R1
—
Shares outstanding ($.01 par value) ................................................................................................................ 168,710
Net asset value per share: Class R4(#) ......................................................................................................................................... $ 8.34
Class R4
—
Net assets ......................................................................................................................................................... $ 6,127,779
Class R4
—
Shares outstanding ($.01 par value) ................................................................................................................ 734,348
Net asset value per share: Class R5(#) ......................................................................................................................................... $ 8.34
Class R5
—
Net assets ......................................................................................................................................................... $ 5,117,304
Class R5
—
Shares outstanding ($.01 par value) ................................................................................................................ 613,933
Net asset value per share: Class S(#) ........................................................................................................................................... $ 8.42
Class S
—
Net assets ............................................................................................................................................................ $ 20,927,632
Class S
—
Shares outstanding ($.01 par value) ................................................................................................................... 2,485,409
Amounts in thousands
(>)     Investments in affiliated funds $ 157,255
(#) Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

Russell Investment Company
Moderate Strategy Fund
See accompanying notes which are an integral part of the financial statements.
Moderate Strategy Fund 29
Statement of Operations — For the Period Ended October 31, 2022
Amounts in thousands
Investment Income
Income distributions from affiliated funds ................................................................................................................................... $ 8, 464
Expenses
Advisory fees ................................................................................................................................................................... 386
Administrative fees .......................................................................................................................................................... 82
Custodian fees .................................................................................................................................................................. 41
Distribution fees - Class A ............................................................................................................................................... 217
Distribution fees - Class C ............................................................................................................................................... 473
Distribution fees - Class R5 ............................................................................................................................................. 15
Transfer agent fees - Class A ........................................................................................................................................... 174
Transfer agent fees - Class C ........................................................................................................................................... 126
Transfer agent fees - Class R1 ......................................................................................................................................... 3
Transfer agent fees - Class R4 ......................................................................................................................................... 17
Transfer agent fees - Class R5 ......................................................................................................................................... 12
Transfer agent fees - Class S ............................................................................................................................................ 54
Professional fees .............................................................................................................................................................. 56
Registration fees ............................................................................................................................................................... 82
Shareholder servicing fees - Class C ............................................................................................................................... 158
Shareholder servicing fees - Class R4 ............................................................................................................................. 21
Shareholder servicing fees - Class R5 ............................................................................................................................. 15
Trustees’ fees .................................................................................................................................................................... 11
Printing fees ..................................................................................................................................................................... 23
Miscellaneous .................................................................................................................................................................. 16
Expenses before reductions .............................................................................................................................................. 1,982
Expense reductions .......................................................................................................................................................... (597)
Net expenses ................................................................................................................................................................................
1,385
Net investment income (loss) .......................................................................................................................................................
7, 079
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments in affiliated funds ......................................................................................................................................... (2,08 7 )
Capital gain distributions from affiliated funds ............................................................................................................... 4,188
Net realized gain (loss) ................................................................................................................................................................
2, 101
Net change in unrealized appreciation (depreciation) on:
Investments in affiliated funds ......................................................................................................................................... (44, 795 )
Net change in unrealized appreciation (depreciation) ................................................................................................................. (44, 795 )
Net realized and unrealized gain (loss) ........................................................................................................................................ (4 2 , 694 )
Net Increase (Decrease) in Net Assets from Operations ....................................................................................
$ (35,615)

Russell Investment Company
Moderate Strategy Fund
See accompanying notes which are an integral part of the financial statements.
30 Moderate Strategy Fund
Statements of Changes in Net Assets
Amounts in thousands
For the Periods Ended October 31,
2022 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss) .............................................................................................................. $ 7, 079 $ 3,698
Net realized gain (loss) ....................................................................................................................... 2, 101 13,049
Net change in unrealized appreciation (depreciation) ........................................................................ (44, 795 ) 22,340
Net increase (decrease) in net assets from operations .............................................................................. (35,615) 39,087
Distributions
To shareholders
Class A .......................................................................................................................................... (9,558) (1,168)
Class C .......................................................................................................................................... (6,951) (830)
Class R1 ........................................................................................................................................ (180) (34)
Class R4 ........................................................................................................................................ (937) (131)
Class R5 ........................................................................................................................................ (699) (76)
Class S .......................................................................................................................................... (3,182) (555)
Net decrease in net assets from distributions ............................................................................................ (21,507) (2,794)
Share Transactions*
Net increase (decrease) in net assets from share transactions ................................................................... (16,203) (53,661)
Total Net Increase (Decrease) in Net Assets ........................................................................
(73,325) (17,368)
Net Assets
Beginning of period .................................................................................................................................. 230,442 247,810
End of period .............................................................................................................................................
$ 157,117 $ 230,442

Russell Investment Company
Moderate Strategy Fund
See accompanying notes which are an integral part of the financial statements.
Moderate Strategy Fund 31
Statements of Changes in Net Assets, continued
* Share transaction amounts (in thousands) for the periods ended October 31, 2022 and October 31, 2021 were as follows:
2022 2021
Shares Dollars Shares Dollars
Class A
Proceeds from shares sold 380 $ 3,529 638 $ 6,862
Proceeds from reinvestment of distributions 954 9,521 113 1,162
Payments for shares redeemed (1,677) (15,738) (1,646) (17,607)
Net increase (decrease)
(343) (2,688) (895) (9,583)
Class C
Proceeds from shares sold 321 2,951 271 2,812
Proceeds from reinvestment of distributions 719 6,942 83 828
Payments for shares redeemed (1,671) (15,084) (2,366) (24,433)
Net increase (decrease)
(631) (5,191) (2,012) (20,793)
Class R1
Proceeds from shares sold 15 149 25 267
Proceeds from reinvestment of distributions 18 180 3 34
Payments for shares redeemed (29) (279) (194) (2,104)
Net increase (decrease)
4 50 (166) (1,803)
Class R4
Proceeds from shares sold 137 1,376 151 1,617
Proceeds from reinvestment of distributions 94 937 13 131
Payments for shares redeemed (379) (3,542) (459) (4,868)
Net increase (decrease)
(148) (1,229) (295) (3,120)
Class R5
Proceeds from shares sold 88 847 74 794
Proceeds from reinvestment of distributions 70 699 7 76
Payments for shares redeemed (212) (2,035) (128) (1,374)
Net increase (decrease)
(54) (489) (47) (504)
Class S
Proceeds from shares sold 178 1,700 447 4,877
Proceeds from reinvestment of distributions 315 3,177 54 553
Payments for shares redeemed (1,173) (11,533) (2,174) (23,288)
Net increase (decrease)
(680) (6,656) (1,673) (17,858)
Total increase (decrease)
(1,852) $ (16,203) (5,088) $ (53,661)

Russell Investment Company
Moderate Strategy Fund
Financial Highlights — For the Periods Ended
See accompanying notes which are an integral part of the financial statements.
32 Moderate Strategy Fund
For a Share Outstanding Throughout Each Period.
$
Net Asset Value,
Beginning of
Period
$
Net Investment
Income (Loss)
(a)(b)(d)
$
Net Realized
and Unrealized
Gain (Loss)
$
Total from
Investment
Operations
$
Distributions
from Net
Investment Income
$
Distributions
from Net
Realized Gain
Class A
October 31, 2022 11 .11 .37 (2 .09) (1 .72) ( .37) ( .70)
October 31, 2021 9 .59 .18 1 .46 1 .64 ( .12) —
October 31, 2020 10 .40 .21 ( .62) ( .41) ( .17) ( .23)
October 31, 2019 9 .98 .27 .52 .79 ( .34) ( .03)
October 31, 2018 10 .68 .29 ( .62) ( .33) ( .26) ( .11)
Class C
October 31, 2022 10 .73 .28 (1 .99) (1 .71) ( .33) ( .70)
October 31, 2021 9 .32 .10 1 .41 1 .51 ( .10) —
October 31, 2020 10 .17 .13 ( .60) ( .47) ( .15) ( .23)
October 31, 2019 9 .81 .19 .52 .71 ( .32) ( .03)
October 31, 2018 10 .53 .22 ( .63) ( .41) ( .20) ( .11)
Class R1
October 31, 2022 11 .25 .39 (2 .10) (1 .71) ( .39) ( .70)
October 31, 2021 9 .70 .22 1 .45 1 .67 ( .12) —
October 31, 2020 10 .50 .23 ( .63) ( .40) ( .17) ( .23)
October 31, 2019 10 .04 .30 .54 .84 ( .35) ( .03)
October 31, 2018 10 .74 .36 ( .67) ( .31) ( .28) ( .11)
Class R4
October 31, 2022 11 .13 .37 (2 .09) (1 .72) ( .37) ( .70)
October 31, 2021 9 .61 .19 1 .45 1 .64 ( .12) —
October 31, 2020 10 .43 .22 ( .64) ( .42) ( .17) ( .23)
October 31, 2019 10 .00 .26 .54 .80 ( .34) ( .03)
October 31, 2018 10 .70 .30 ( .63) ( .33) ( .26) ( .11)
Class R5
October 31, 2022 11 .13 .36 (2 .09) (1 .73) ( .36) ( .70)
October 31, 2021 9 .63 .15 1 .46 1 .61 ( .11) —
October 31, 2020 10 .46 .18 ( .62) ( .44) ( .16) ( .23)
October 31, 2019 10 .04 .24 .54 .78 ( .33) ( .03)
October 31, 2018 10 .75 .28 ( .64) ( .36) ( .24) ( .11)
Class S
October 31, 2022 11 .22 .41 (2 .12) (1 .71) ( .39) ( .70)
October 31, 2021 9 .68 .22 1 .44 1 .66 ( .12) —
October 31, 2020 10 .48 .23 ( .63) ( .40) ( .17) ( .23)
October 31, 2019 10 .03 .30 .53 .83 ( .35) ( .03)
October 31, 2018 10 .73 .32 ( .63) ( .31) ( .28) ( .11)

See accompanying notes which are an integral part of the financial statements.
Moderate Strategy Fund 33
$
Total
Distributions
$
Net Asset Value,
End of
Period
%
Total
Return
(c)
$
Net Assets,
End of Period
(000)
%
Ratio of Expenses
to Average
Net Assets,
Gross
(f)
%
Ratio of Expenses
to Average
Net Assets,
Net
(d)(f)
%
Ratio of Net
Investment Income
to Average
Net Assets
(b)(d)
%
Portfolio
Turnover Rate
(1 .07) 8 .32 (17 .00) 72,796 .81 .49 3 .87 8
( .12) 11 .11 17 .18 100,956 .80 .49 1 .70 53
( .40) 9 .59 (4 .16) 95,780 .79 .49 2 .12 52
( .37) 10 .40 8 .30 118,985 .78 .49 2 .68 8
( .37) 9 .98 (3 .16) 136,011 .75 .49 2 .83 15
(1 .03) 7 .99 (17 .59) 50,723 1 .56 1 .24 3 .06 8
( .10) 10 .73 16 .26 74,867 1 .55 1 .24 .94 53
( .38) 9 .32 (4 .86) 83,799 1 .54 1 .24 1 .39 52
( .35) 10 .17 7 .58 119,204 1 .53 1 .24 1 .90 8
( .31) 9 .81 (3 .97) 143,103 1 .50 1 .24 2 .11 15
(1 .09) 8 .45 (16 .70) 1,425 .56 .24 4 .12 8
( .12) 11 .25 17 .37 1,851 .54 .24 2 .04 53
( .40) 9 .70 (3 .95) 3,208 .54 .24 2 .31 52
( .38) 10 .50 8 .74 4,088 .53 .24 2 .98 8
( .39) 10 .04 (2 .96) 6,003 .50 .24 3 .45 15
(1 .07) 8 .34 (16 .99) 6,128 .81 .49 3 .94 8
( .12) 11 .13 17 .14 9,821 .80 .49 1 .81 53
( .40) 9 .61 (4 .25) 11,316 .79 .49 2 .24 52
( .37) 10 .43 8 .38 16,695 .78 .49 2 .59 8
( .37) 10 .00 (3 .16) 16,915 .75 .49 2 .86 15
(1 .06) 8 .34 (17 .13) 5,117 1 .06 .74 3 .76 8
( .11) 11 .13 16 .82 7,431 1 .05 .74 1 .41 53
( .39) 9 .63 (4 .43) 6,881 1 .04 .74 1 .81 52
( .36) 10 .46 8 .18 11,049 1 .03 .74 2 .38 8
( .35) 10 .04 (3 .43) 11,199 1 .00 .74 2 .67 15
(1 .09) 8 .42 (16 .81) 20,928 .56 .32 4 .30 8
( .12) 11 .22 17 .28 35,516 .55 .32 2 .07 53
( .40) 9 .68 (3 .98) 46,826 .54 .32 2 .36 52
( .38) 10 .48 8 .62 64,375 .52 .31 2 .94 8
( .39) 10 .03 (2 .92) 75,062 .50 .32 3 .04 15

Russell Investment Company
Moderate Strategy Fund
See accompanying notes which are an integral part of the financial statements.
34 Moderate Strategy Fund
Related Party Transactions, Fees and Expenses
Accrued fees payable to affiliates for the period ended October 31, 2022 were as follows:
Transactions (amounts in thousands) during the period ended October 31, 2022 with Underlying Funds which are, or were, an affiliated company are as follows:
Federal Income Taxes
At October 31, 2022, the cost of investments, net unrealized appreciation (depreciation), and components of distributable earnings for income tax purposes were as follows:
For the fiscal years ended October 31, 2022 and October 31, 2021, respectively, the Fund made the following tax basis distributions:
Net investment income and net realized gains (losses) in the financial statements may differ from taxable net investment income and net realized gains (losses). Capital accounts within the financial statements are adjusted for permanent differences between book and tax accounting.  These differences may be due to foreign currency gains or losses, reclassifications of dividends and /or differences in treatment of income from swaps.  These adjustments have no impact on the net assets.
Administration fees $ 5,659
Distribution fees 49,008
Shareholder servicing fees 13,244
Transfer agent fees 17,391
Trustee fees 819
$ 86,121
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Income
Distributions
Capital Gains
Distributions
Global Real Estate Securities Fund $ 6,994 $ 958 $ 1,227 $ 33 $ (2,014) $ 4,744 $ 206 $ 177
Multifactor U.S. Equity Fund 22,398 1,578 4,996 (31) (3,745) 15,204 389 978
U.S. Small Cap Equity Fund 9,315 2,319 1,898 82 (3,327) 6,491 1,077 1,037
Multifactor Bond Fund 31,997 2,087 6,680 (616) (4,995) 21,793 1,553 81
Strategic Bond Fund 75,339 2,807 13,863 (1,214) (11,788) 51,281 1,271 353
Unconstrained Total Return Fund 4,566 181 1,143 (44) (424) 3,136 143 —
Emerging Markets Fund 4,583 826 435 (37) (1,932) 3,005 148 410
Global Equity Fund 43,205 3,228 7,524 (318) (9,097) 29,494 1,747 1,112
Multifactor International Equity Fund 9,256 766 1,431 47 (2,316) 6,322 550 —
Multi-Strategy Income Fund 22,962 1,580 3,611 11 (5,157) 15,785 1,380 40
$ 230,615 $ 16,330 $ 42,808 $ (2,087) $ (44,795) $ 157,255 $ 8,464 $ 4,188
Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
Undistributed
Ordinary Income
Undistributed
Long-Term
Capital Gains
(Capital Loss
Carryforward)
$ 175,551,599 $ 5,091,968 $ (23,388,845) $ (18,296,877) $ — $ 1 , 956 , 239
October 31, 2022 October 31, 2021
Ordinary Income
Distributions
Long-Term
Capital Gain
Distributions
Return of
Capital
Ordinary Income
Distributions
Long-Term
Capital Gain
Distributions
Return of
Capital
$ 7,096,331 $ 14,411,168 $ — $ 2,793,895 $ — $ —

Russell Investment Company
Moderate Strategy Fund
See accompanying notes which are an integral part of the financial statements.
Moderate Strategy Fund 35
At October 31, 2022, the Statement of Assets and Liabilities has been adjusted by the following amounts (in thousands):
Total distributable earnings (losses)
$ 2
Additional paid-in capital
(2)
Federal Income Taxes, continued

Russell Investment Company
Balanced Strategy Fund
Portfolio Management Discussion and Analysis — October 31, 2022
(Unaudited)
36 Balanced Strategy Fund
Balanced Strategy Fund - Class A
‡
Total
Return
1 Year (22 .13)%
5 Years (0 .49)%§
10 Years 3 .14%§
Balanced Strategy Fund - Class C
Total
Return
1 Year (18 .03)%
5 Years (0 .06)%§
10 Years 2 .97%§
Balanced Strategy Fund - Class R1
Total
Return
1 Year (17 .21)%
5 Years 0 .90%§
10 Years 4 .01%§
Balanced Strategy Fund - Class R4
‡‡
Total
Return
1 Year (17 .50)%
5 Years 0 .65%§
10 Years 3 .74%§
Balanced Strategy Fund - Class R5
‡‡‡
Total
Return
1 Year (17 .64)%
5 Years 0 .39%§
10 Years 3 .48%§
Balanced Strategy Fund - Class S
Total
Return
1 Year (17 .27)%
5 Years 0 .85%§
10 Years 3 .92%§
Bloomberg U.S. Aggregate Bond Index
**
Total
Return
1 Year (15.68)%
5 Years (0.54)%§
10 Years 0.74%§
Russell 1000
®
Index
***
Total
Return
1 Year (16.38)%
5 Years 10.19%§
10 Years 12.66%§
MSCI World ex USA Index (Net)
****
Total
Return
1 Year (22.04)%
5 Years 0.41%§
10 Years 4.11%§

Russell Investment Company
Balanced Strategy Fund
Portfolio Management Discussion and Analysis, continued — October 31,
2022 (Unaudited)
Balanced Strategy Fund 37
The Balanced Strategy Fund (the “Fund”) is a fund of funds that invests in other Russell Investment Company mutual funds (the
“Underlying Funds”). Certain Underlying Funds employ a multi-
manager approach whereby portions of the Underlying Funds
are allocated to different money manager strategies. Underlying
Fund assets not allocated to money managers are managed by
Russell Investment Management, LLC (“RIM”), the Fund’s
and Underlying Funds’ advisor. RIM, as the Underlying Funds’
advisor, may change the allocation of the Underlying Funds’
assets among money managers at any time. An exemptive
order from the Securities and Exchange Commission permits
RIM to engage or terminate a money manager in an Underlying
Fund at any time, subject to approval by the Underlying Fund’s
Board, without a shareholder vote. Pursuant to the terms of the exemptive order, an Underlying Fund is required to notify its shareholders within 90 days of when a money manager begins
providing services.
What is the Fund’s investment objective?
The Fund seeks to provide above average long-term capital
appreciation and a moderate level of current income.
How did the Fund perform relative to its benchmark
for the fiscal year ended October 31, 2022?
For the fiscal year ended October 31, 2022 (the “fiscal year”), the Fund’s Class A, Class C, Class R1, Class R4, Class R5 and
Class S Shares lost 17.35%, 18.03%, 17.21%, 17.50%, 17.64%
and 17.27%, respectively. This is compared to the Fund’s
primary benchmark, the Bloomberg U.S. Aggregate Bond
Index, which lost 15.68% during the fiscal year. The Fund’s
performance includes operating expenses, whereas index
returns are unmanaged and do not include expenses of any kind.
For the fiscal year, the Morningstar
®
Allocation – 50% to
70% Equity Category, a group of funds that Morningstar, Inc.
considers to have investment strategies similar to those of the
Fund, lost 14.40%. This result serves as a peer comparison and is expressed net of operating expenses.
How did market conditions affect the Fund’s
performance?
The fiscal year was characterized by heightened global
recessionary fears as investors grappled with heightened market volatility amid tightening monetary policy and increasing
geopolitical tensions. Inflationary pressures increased
dramatically, spearheaded by surging energy prices from the
Russia-Ukraine conflict and continued supply-chain disruptions from China’s ‘Zero COVID’ policy. Central banks responded
to inflation by tightening fiscal and monetary policy and hiking interest rates rapidly, resulting in sharp market selloffs across most asset classes.
Equity and fixed income markets experienced substantial
drawdowns over the fiscal year. Within U.S. equities, the
Russell 1000
®
Index and Russell 3000
®
Index both experienced
losses of 16.38% and 16.52% respectively, indicating that both growth and value securities took a hit during the fiscal year.
Emerging market equities underperformed developed markets
due to continued lockdowns in China, increasing China-
Taiwan tensions, and the Russia-Ukraine conflict. Within fixed income, the Bloomberg Global Aggregate Bond Index (US
Hedged) fell by 12.12%. Credit markets were challenged, with
U.S. investment grade and high yield corporate credit spreads widening over the fiscal year. Global bond yields rose, as central banks continued to signal additional rate hikes in the medium term.
Within alternatives, global listed real estate underperformed global equities. However, performance was mixed across
regions: the United States outperformed, while Europe and the
United Kingdom detracted. One bright spot was commodities,
with the Bloomberg Commodity Index Total Return gaining
11.15% over the fiscal year largely due to surging energy and agricultural prices in response to the Russia-Ukraine conflict.
How did the investment strategies and techniques
employed by the Fund and the Underlying Funds
affect the Fund’s performance?
The Fund is a fund of funds, and its performance is largely based on RIM’s target strategic asset allocations and the performance of the Underlying Funds in which the Fund invests. A Fund’s
actual allocation may vary from the target strategic asset
allocation at any point in time due to market movements and/
or due to the implementation over a period of time of a change to the target strategic asset allocation including the addition of a new Underlying Fund. In order to seek to achieve the Fund’s objective during the fiscal year, RIM’s target strategic asset allocation included investments in global equity, fixed income, multi-asset and alternative Underlying Funds.
Overall, the Fund’s asset allocation detracted from benchmark-
relative performance during the fiscal year. Equities generally outperformed the Fund’s benchmark over the fiscal year.
Underlying preferences for value and small-cap securities
were additive. However, a strategic preference for emerging
markets was the largest detractor within equities. An overweight to securitized and investment grade credit also detracted,
consistent with the increased risk-off sentiment over the fiscal year. An overweight to duration positioning detracted as interest rates spiked over the fiscal year; however, duration positioning assisted in mitigating short duration value security risk. Global real estate was a large detractor, underperforming the Underlying
Fund’s benchmark over the fiscal year.

Russell Investment Company
Balanced Strategy Fund
Portfolio Management Discussion and Analysis, continued — October 31,
2022 (Unaudited)
38 Balanced Strategy Fund
Equity markets delivered negative absolute and relative
performance over the fiscal year. However, the equity
Underlying Funds generally outperformed their respective equity benchmarks. The Global Equity Fund generally outperformed
its benchmark due to a tactical tilt towards the value factor.
The Multifactor U.S. Equity Fund and U.S. Small Cap Equity
Fund also generally outperformed their benchmarks over the
fiscal year due in large part to exposures to high quality, lower capitalization stocks. However, the Emerging Markets Fund
was a significant detractor and underperformed its benchmark due to exposures to Chinese equities.
Fixed income was a significant detractor over the fiscal year, delivering absolute negative returns, and the fixed income
Underlying Funds underperformed their respective benchmarks.
A strategic overweight to credit was a significant headwind, as spreads widened due to rapid interest rate hikes and expected earnings deterioration. The Strategic Bond Fund underperformed its benchmark and was negatively impacted by a long duration position and a challenging credit climate. The Unconstrained
Total Return Fund was a significant detractor due to negative impacts from a long duration position and an overweight to low quality, investment grade corporate credit.
The multi-asset and alternative portions of the Fund’s portfolio underperformed the Fund’s benchmark. The Multi-Strategy
Income Fund underperformed its benchmark due in large part to an equity overweight. The Global Real Estate Securities Fund also underperformed its benchmark, largely due to a lower risk premium in a high interest rate environment.
Describe any changes to the Fund’s structure or
allocation to the Underlying Funds.
There were no changes to the Fund’s structure or strategic asset allocation during the fiscal year.
The views expressed in this report reflect those of
the portfolio managers only through the end of the
fiscal year covered by the report. These views do not
necessarily represent the views of RIM, or any other
person in RIM or any other affiliated organization.
These views are subject to change at any time based
upon market conditions or other events, and RIM
disclaims any responsibility to update the views
contained herein. These views should not be relied
on as investment advice and, because investment
decisions for a Russell Investment Company (“RIC”)
Fund are based on numerous factors, should not be
relied on as an indication of investment decisions of
any RIC Fund.

Russell Investment Company
Balanced Strategy Fund
Portfolio Management Discussion and Analysis, continued — October 31,
2022 (Unaudited)
Balanced Strategy Fund 39
* Assumes initial investment on November 1, 2012.
** Bloomberg U.S. Aggregate Bond Index is an index, with income reinvested, generally representative of intermediate-term government bonds, investment grade corporate debt securities and mortgage-backed securities.
*** Russell 1000
®
Index includes the 1,000 largest companies in the Russell 3000
®
Index. The Russell 1000
®
Index represents the universe of stocks from which
most active money managers typically select. The Russell 1000
®
Index return reflects adjustments from income dividends and capital gain distributions reinvested as of the ex-dividend dates.
****
MSCI World ex USA Index (Net) is a free float
‐
adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets. The index consists of 22 developed market country indexes.
‡ The performance shown has been adjusted to reflect the deduction of the maximum Class A sales charge of 5.75%.
‡‡ The Fund’s performance inception date for Class R4 Shares was October 1, 2014. The returns shown for Class R4 Shares prior to that date are the returns of the Fund’s Class R2 Shares, which have the same expenses as Class R4 Shares. Class R2 Shares are no longer offered and were reclassified as Class R4 on
October 1, 2014.
‡‡‡ The Fund’s performance inception date for Class R5 Shares was October 1, 2014. The returns shown for Class R5 Shares prior to that date are the returns of the Fund’s Class R3 Shares, which have the same expenses as Class R5 Shares. Class R3 Shares are no longer offered and were reclassified as Class R5 on
October 1, 2014.
§ Annualized.
Performance is historical and assumes reinvestment of all dividends and capital gains.  Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than when purchased.  Past performance is not indicative of future results.  The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Additionally, the returns presented herein may differ from the performance reported in the Financial Highlights as the returns herein are calculated in a manner consistent with standardized performance in accordance with
Securities and Exchange Commission rules, while the performance in the Financial Highlights has been calculated in accordance with U.S. Generally Accepted
Accounting Pr inciples (“U.S. GAAP”).

Russell Investment Company
Balanced Strategy Fund
Shareholder Expense Example — October 31, 2022 (Unaudited)
40 Balanced Strategy Fund
Fund Expenses
The following disclosure provides important information
regarding the Fund’s Shareholder Expense Example
(“Example”).
Example
As a shareholder of the Fund, you incur two types of costs:
(1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs,
including advisory and administrative fees; distribution (12b-1)
and/or service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars)
of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from May 1, 2022 to October 31, 2022 .
Actual Expenses
The information in the table under the heading “Actual
Performance” provides information about actual account
values and actual expenses. You may use the information in
this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During
Period” to estimate the expenses you paid on your account
during this period.
Hypothetical Example for Comparison Purposes
The information in the table under the heading “Hypothetical
Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses
based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the
Fund’s actual return. The hypothetical account values and
expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the
Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant
to highlight your ongoing costs only and do not reflect any
transactional costs. Therefore, the information under the heading
“Hypothetical Performance (5% return before expenses)” is
useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
Class A
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2022 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2022 $ 916.40 $ 1,022.84
Expenses Paid During Period* $ 2.27 $ 2.40
* Expenses are equal to the Fund's annualized expense ratio of 0.47%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-
half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class C
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2022 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2022 $ 913.00 $ 1,019.06
Expenses Paid During Period* $ 5.88 $ 6.21
* Expenses are equal to the Fund's annualized expense ratio of 1.22%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-
half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class R1
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2022 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2022 $ 917.10 $ 1,023.89
Expenses Paid During Period* $ 1.26 $ 1.33
* Expenses are equal to the Fund's annualized expense ratio of 0.26%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-
half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

Russell Investment Company
Balanced Strategy Fund
Shareholder Expense Example, continued — October 31, 2022 (Unaudited)
Balanced Strategy Fund 41
Class R4
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2022 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2022 $ 915.50 $ 1,022.63
Expenses Paid During Period* $ 2.46 $ 2.60
* Expenses are equal to the Fund's annualized expense ratio of 0.51%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-
half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class R5
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2022 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2022 $ 915.10 $ 1,021.37
Expenses Paid During Period* $ 3.67 $ 3.87
* Expenses are equal to the Fund's annualized expense ratio of 0.76%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-
half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class S
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2022 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2022 $ 916.70 $ 1,023.59
Expenses Paid During Period* $ 1.55 $ 1.63
* Expenses are equal to the Fund's annualized expense ratio of 0.32%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-
half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

Russell Investment Company
Balanced Strategy Fund
Schedule of Investments — October 31, 2022
See accompanying notes which are an integral part of the financial statements.
42 Balanced Strategy Fund
Amounts in thousands (except share amounts)
Shares
Fair
Value
$
Investments in Affiliated Funds - 100.1%
Alternative - 3.9%
Global Real Estate Securities Fund Class Y 1,078,862 28,148
Domestic Equities - 18.9%
Multifactor U.S. Equity Fund Class Y 7,356,980 106,750
U.S. Small Cap Equity Fund Class Y 1,162,268 29,951
136,701
Fixed Income - 29.5%
Strategic Bond Fund Class Y 22,452,971 198,260
Unconstrained Total Return Fund Class Y 1,712,031 14,432
212,692
International Equities - 39.8%
Emerging Markets Fund Class Y 1,305,691 16,961
Global Equity Fund Class Y 31,224,175 234,494
Multifactor International Equity Fund Class Y 4,414,761 36,333
287,788
Multi-Asset - 8.0%
Multi-Strategy Income Fund Class Y 6,782,616 57,856
Total Investments in Affiliated Funds
(cost $788,937) 723,185
Total Investments - 100.1%
(identified cost $788,937 ) 723,185
Other Assets and Liabilities, Net - (0.1)%
(499)
Net Assets - 100.0%
722,686

Russell Investment Company
Balanced Strategy Fund
See accompanying notes which are an integral part of the financial statements.
Balanced Strategy Fund 43
Statement of Assets and Liabilities — October 31, 2022
Amounts in thousands
Assets
Investments, at identified cost ......................................................................................................................................................
$ 78 8 , 937
Investments, at fair value(>) ........................................................................................................................................................
723,185
Receivables:
Investments sold ............................................................................................................................................................... 314
Fund shares sold ............................................................................................................................................................... 228
Total assets ...............................................................................................................................................................
723,727
Liabilities
Payables:
Fund shares redeemed ...................................................................................................................................................... 478
Accrued fees to affiliates .................................................................................................................................................. 413
Other accrued expenses .................................................................................................................................................... 150
Total liabilities ...........................................................................................................................................................
1,041
Net Assets ...............................................................................................................................................................
$ 722,686

Russell Investment Company
Balanced Strategy Fund
See accompanying notes which are an integral part of the financial statements.
44 Balanced Strategy Fund
Statement of Assets and Liabilities, continued — October 31, 2022
Amounts in thousands
Net Assets Consist of:
Total distributable earnings (losses) .............................................................................................................................................
$ (55, 8 98 )
Shares of beneficial interest .........................................................................................................................................................
830
Additional paid-in capital ............................................................................................................................................................
777, 754
Net Assets ...............................................................................................................................................................
$ 722,686
Net Asset Value
,
offering and redemption price per share:
Net asset value per share: Class A(#) ........................................................................................................................................... $ 8.81
Maximum offering price per share (Net asset value plus sales charge of 5.75%): Class A ..................................................... $ 9.35
Class A
—
Net assets ........................................................................................................................................................... $ 340,784,842
Class A
—
Shares outstanding ($.01 par value) .................................................................................................................. 38,700,944
Net asset value per share: Class C(#) ........................................................................................................................................... $ 8.44
Class C
—
Net assets ........................................................................................................................................................... $ 230,023,443
Class C
—
Shares outstanding ($.01 par value) .................................................................................................................. 27,257,731
Net asset value per share: Class R1(#) ......................................................................................................................................... $ 8.99
Class R1
—
Net assets ......................................................................................................................................................... $ 8,607,967
Class R1
—
Shares outstanding ($.01 par value) ................................................................................................................ 957,860
Net asset value per share: Class R4(#) ......................................................................................................................................... $ 8.84
Class R4
—
Net assets ......................................................................................................................................................... $ 26,285,479
Class R4
—
Shares outstanding ($.01 par value) ................................................................................................................ 2,972,988
Net asset value per share: Class R5(#) ......................................................................................................................................... $ 8.82
Class R5
—
Net assets ......................................................................................................................................................... $ 21,682,074
Class R5
—
Shares outstanding ($.01 par value) ................................................................................................................ 2,458,618
Net asset value per share: Class S(#) ........................................................................................................................................... $ 8.98
Class S
—
Net assets ............................................................................................................................................................ $ 95,301,901
Class S
—
Shares outstanding ($.01 par value) ................................................................................................................... 10,615,426
Amounts in thousands
(>)     Investments in affiliated funds $ 723,185
(#) Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

Russell Investment Company
Balanced Strategy Fund
See accompanying notes which are an integral part of the financial statements.
Balanced Strategy Fund 45
Statement of Operations — For the Period Ended October 31, 2022
Amounts in thousands
Investment Income
Income distributions from affiliated funds ................................................................................................................................... $ 3 7 , 560
Expenses
Advisory fees ................................................................................................................................................................... 1,765
Administrative fees .......................................................................................................................................................... 375
Custodian fees .................................................................................................................................................................. 39
Distribution fees - Class A ............................................................................................................................................... 1,014
Distribution fees - Class C ............................................................................................................................................... 2,126
Distribution fees - Class R5 ............................................................................................................................................. 65
Transfer agent fees - Class A ........................................................................................................................................... 811
Transfer agent fees - Class C ........................................................................................................................................... 567
Transfer agent fees - Class R1 ......................................................................................................................................... 22
Transfer agent fees - Class R4 ......................................................................................................................................... 66
Transfer agent fees - Class R5 ......................................................................................................................................... 52
Transfer agent fees - Class S ............................................................................................................................................ 247
Professional fees .............................................................................................................................................................. 126
Registration fees ............................................................................................................................................................... 101
Shareholder servicing fees - Class C ............................................................................................................................... 709
Shareholder servicing fees - Class R4 ............................................................................................................................. 83
Shareholder servicing fees - Class R5 ............................................................................................................................. 65
Trustees’ fees .................................................................................................................................................................... 50
Printing fees ..................................................................................................................................................................... 65
Miscellaneous .................................................................................................................................................................. 28
Expenses before reductions .............................................................................................................................................. 8,376
Expense reductions .......................................................................................................................................................... (2,218)
Net expenses ................................................................................................................................................................................
6,158
Net investment income (loss) .......................................................................................................................................................
31, 402
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments in affiliated funds ......................................................................................................................................... (7,39 6 )
Capital gain distributions from affiliated funds ............................................................................................................... 25,451
Net realized gain (loss) ................................................................................................................................................................
18,05 5
Net change in unrealized appreciation (depreciation) on:
Investments in affiliated funds ......................................................................................................................................... (217, 02 9)
Net change in unrealized appreciation (depreciation) ................................................................................................................. (217,0 2 9)
Net realized and unrealized gain (loss) ........................................................................................................................................ (19 8 , 974 )
Net Increase (Decrease) in Net Assets from Operations ....................................................................................
$ (167,572)

Russell Investment Company
Balanced Strategy Fund
See accompanying notes which are an integral part of the financial statements.
46 Balanced Strategy Fund
Statements of Changes in Net Assets
Amounts in thousands
For the Periods Ended October 31,
2022 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss) .............................................................................................................. $ 31, 402 $ 19,980
Net realized gain (loss) ....................................................................................................................... 18,05 5 107,837
Net change in unrealized appreciation (depreciation) ........................................................................ (217,0 2 9) 131,479
Net increase (decrease) in net assets from operations .............................................................................. (167,572) 259,296
Distributions
To shareholders
Class A .......................................................................................................................................... (64,558) (9,162)
Class C .......................................................................................................................................... (46,932) (4,774)
Class R1 ........................................................................................................................................ (1,701) (380)
Class R4 ........................................................................................................................................ (5,266) (805)
Class R5 ........................................................................................................................................ (4,331) (542)
Class S .......................................................................................................................................... (20,773) (3,377)
Net decrease in net assets from distributions ............................................................................................ (143,561) (19,040)
Share Transactions*
Net increase (decrease) in net assets from share transactions ................................................................... (24,509) (197,429)
Total Net Increase (Decrease) in Net Assets ........................................................................
(335,642) 42,827
Net Assets
Beginning of period .................................................................................................................................. 1,058,328 1,015,501
End of period .............................................................................................................................................
$ 722,686 $ 1,058,328

Russell Investment Company
Balanced Strategy Fund
See accompanying notes which are an integral part of the financial statements.
Balanced Strategy Fund 47
Statements of Changes in Net Assets, continued
* Share transaction amounts (in thousands) for the periods ended October 31, 2022 and October 31, 2021 were as follows:
2022 2021
Shares Dollars Shares Dollars
Class A
Proceeds from shares sold 1,924 $ 20,012 2,366 $ 27,503
Proceeds from reinvestment of distributions 5,986 64,229 771 9,109
Payments for shares redeemed (7,089) (72,065) (7,464) (87,348)
Net increase (decrease)
821 12,176 (4,327) (50,736)
Class C
Proceeds from shares sold 876 8,668 948 10,893
Proceeds from reinvestment of distributions 4,524 46,859 418 4,765
Payments for shares redeemed (6,987) (68,857) (8,344) (94,211)
Net increase (decrease)
(1,587) (13,330) (6,978) (78,553)
Class R1
Proceeds from shares sold 87 890 154 1,853
Proceeds from reinvestment of distributions 155 1,701 32 380
Payments for shares redeemed (255) (2,493) (884) (10,898)
Net increase (decrease)
(13) 98 (698) (8,665)
Class R4
Proceeds from shares sold 298 3,116 265 3,122
Proceeds from reinvestment of distributions 488 5,265 68 805
Payments for shares redeemed (1,166) (12,330) (887) (10,389)
Net increase (decrease)
(380) (3,949) (554) (6,462)
Class R5
Proceeds from shares sold 258 2,662 249 2,955
Proceeds from reinvestment of distributions 402 4,331 46 542
Payments for shares redeemed (791) (8,220) (748) (8,718)
Net increase (decrease)
(131) (1,227) (453) (5,221)
Class S
Proceeds from shares sold 1,542 15,795 1,144 13,819
Proceeds from reinvestment of distributions 1,893 20,711 281 3,365
Payments for shares redeemed (5,275) (54,783) (5,487) (64,976)
Net increase (decrease)
(1,840) (18,277) (4,062) (47,792)
Total increase (decrease)
(3,130) $ (24,509) (17,072) $ (197,429)

Russell Investment Company
Balanced Strategy Fund
Financial Highlights — For the Periods Ended
See accompanying notes which are an integral part of the financial statements.
48 Balanced Strategy Fund
For a Share Outstanding Throughout Each Period.
$
Net Asset Value,
Beginning of
Period
$
Net Investment
Income (Loss)
(a)(b)(d)
$
Net Realized
and Unrealized
Gain (Loss)
$
Total from
Investment
Operations
$
Distributions
from Net
Investment Income
$
Distributions
from Net
Realized Gain
$
Distributions in
Excess
Class A
October 31, 2022 12.40 .38 (2.25) (1.87) (.40) (1.32) —
October 31, 2021 9.93 .25 2.45 2.70 (.23) — —
October 31, 2020 11.08 .27 (.92) (.65) (.23) (.27) —
October 31, 2019 10.77 .30 .56 .86 (.45) — (.10)
October 31, 2018 11.87 .33 (.72) (.39) (.34) (.37) —
Class C
October 31, 2022 11.97 . 29 (2.16) (1.87) (.34) (1.32) —
October 31, 2021 9.59 .14 2.39 2.53 (.15) — —
October 31, 2020 10.74 .19 (.90) (.71) (.17) (.27) —
October 31, 2019 10.50 .22 .54 .76 (.43) — (.09)
October 31, 2018 11.61 .24 (.71) (.47) (.27) (.37) —
Class R1
October 31, 2022 12.62 .4 1 (2.30) (1.89) (.42) (1.32) —
October 31, 2021 10.10 .30 2.47 2.77 (.25) — —
October 31, 2020 11.26 .29 (.93) (.64) (.25) (.27) —
October 31, 2019 10.92 .35 .54 .89 (.45) — (.10)
October 31, 2018 12.02 .37 (.74) (.37) (.36) (.37) —
Class R4
October 31, 2022 12.45 .38 (2.27) (1.89) (.40) (1.32) —
October 31, 2021 9.96 .25 2.47 2.72 (.23) — —
October 31, 2020 11.12 .28 (.95) (.67) (.22) (.27) —
October 31, 2019 10.80 .31 .55 .86 (.45) — (.09)
October 31, 2018 11.90 .33 (.72) (.39) (.34) (.37) —
Class R5
October 31, 2022 12.42 .3 7 (2.28) (1.91) (.37) (1.32) —
October 31, 2021 9.95 .21 2.46 2.67 (.20) — —
October 31, 2020 11.11 .23 (.92) (.69) (.20) (.27) —
October 31, 2019 10.81 .27 .57 .84 (.44) — (.10)
October 31, 2018 11.92 .31 (.74) (.43) (.31) (.37) —
Class S
October 31, 2022 12.61 .4 3 (2.32) (1.89) (.42) (1.32) —
October 31, 2021 10.09 .29 2.48 2.77 (.25) — —
October 31, 2020 11.25 .33 (.98) (.65) (.24) (.27) —
October 31, 2019 10.91 .34 .55 .89 (.45) — (.10)
October 31, 2018 12.01 .36 (.74) (.38) (.35) (.37) —

See accompanying notes which are an integral part of the financial statements.
Balanced Strategy Fund 49
$
Total
Distributions
$
Net Asset Value,
End of
Period
%
Total
Return
(c)
$
Net Assets,
End of Period
(000)
%
Ratio of Expenses
to Average
Net Assets,
Gross
(f)
%
Ratio of Expenses
to Average
Net Assets,
Net
(d)(f)
%
Ratio of Net
Investment Income
to Average
Net Assets
(b)(d)
%
Portfolio
Turnover Rate
(1.72) 8.81 (17.35) 340,785 .74 .47 3.7 1 8
(.23) 12.40 27.33 469,854 .73 .47 2.09 59
(.50) 9.93 (6.10) 419,101 .73 .47 2.66 37
(.55) 11.08 8.58 546,705 .73 .47 2.86 11
(.71) 10.77 (3.52) 611,245 .72 .47 2.92 11
(1.66) 8.44 (18.03) 230,023 1.49 1.22 3.0 2 8
(.15) 11.97 26.49 345,256 1.48 1.22 1.20 59
(.44) 9.59 (6.88) 343,712 1.48 1.22 1.86 37
(.52) 10.74 7.87 484,422 1.48 1.22 2.10 11
(.64) 10.50 (4.26) 592,930 1.47 1.22 2.16 11
(1.74) 8.99 (17.21) 8,608 .49 .26 3 . 98 8
(.25) 12.62 27.59 12,249 .48 .26 2.49 59
(.52) 10.10 (5.88) 16,852 .48 .26 2.78 37
(.55) 11.26 8.81 19,058 .48 .26 3.24 11
(.73) 10.92 (3.32) 29,630 .47 .26 3.25 11
(1.72) 8.84 (17.50) 26,286 .74 .51 3. 69 8
(.23) 12.45 27.40 41,735 .73 .51 2.08 59
(.49) 9.96 (6.22) 38,924 .73 .51 2.69 37
(.54) 11.12 8.64 56,506 .73 .51 2.89 11
(.71) 10.80 (3.55) 62,826 .72 .51 2.86 11
(1.69) 8.82 (17.64) 21,682 .99 .76 3. 68 8
(.20) 12.42 26.93 32,161 .98 .76 1.79 59
(.47) 9.95 (6.41) 30,254 .98 .76 2.28 37
(.54) 11.11 8.36 39,329 .98 .76 2.52 11
(.68) 10.81 (3.81) 43,113 .97 .76 2.70 11
(1.74) 8.98 (17.27) 95,302 .49 .32 4. 18 8
(.25) 12.61 27.56 157,073 .48 .32 2.38 59
(.51) 10.09 (5.96) 166,658 .48 .32 3.11 37
(.55) 11.25 8.79 281,677 .48 .31 3.10 11
(.72) 10.91 (3.37) 326,777 .47 .32 3.10 11

Russell Investment Company
Balanced Strategy Fund
See accompanying notes which are an integral part of the financial statements.
50 Balanced Strategy Fund
Related Party Transactions, Fees and Expenses
Accrued fees payable to affiliates for the period ended October 31, 2022 were as follows:
Transactions (amounts in thousands) during the period ended October 31, 2022 with Underlying Funds which are, or were, an affiliated company are as follows:
Federal Income Taxes
At October 31, 2022, the cost of investments, net unrealized appreciation (depreciation), and components of distributable earnings for income tax purposes were as follows:
For the fiscal years ended October 31, 2022 and October 31, 2021, respectively, the Fund made the following tax basis distributions:
Net investment income and net realized gains (losses) in the financial statements may differ from taxable net investment income and net realized gains (losses). Capital accounts within the financial statements are adjusted for permanent differences between book and tax accounting.  These differences may be due to foreign currency gains or losses, reclassifications of dividends and /or differences in treatment of income from swaps.  These adjustments have no impact on the net assets.
Advisory fees $ 35,505
Administration fees 25,744
Distribution fees 220,087
Shareholder servicing fees 58,154
Transfer agent fees 70,598
Trustee fees 3,081
$ 413,169
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Income
Distributions
Capital Gains
Distributions
Global Real Estate Securities Fund $ 42,648 $ 4,725 $ 7,115 $ 155 $ (12,265) $ 28,148 $ 1,266 $ 1,088
Multifactor U.S. Equity Fund 156,291 10,214 33,069 (280) (26,406) 106,750 2,733 6,901
U.S. Small Cap Equity Fund 42,739 10,009 7,877 288 (15,208) 29,951 4,938 4,754
Strategic Bond Fund 291,429 9,974 52,810 (4,757) (45,576) 198,260 4,926 1,375
Unconstrained Total Return Fund 20,867 760 5,053 (199) (1,943) 14,432 656 —
Emerging Markets Fund 25,692 4,010 1,558 (142) (11,041) 16,961 831 2,303
Global Equity Fund 342,233 24,182 56,815 (2,535) (72,571) 234,494 13,967 8,881
Multifactor International Equity
Fund 52,992 4,297 7,933 109 (13,132) 36,333 3,165 —
Multi-Strategy Income Fund 84,346 5,705 13,273 (35) (18,887) 57,856 5,078 149
$ 1,059,237 $ 73,876 $ 185,503 $ (7,396) $ (217,029) $ 723,185 $ 37,560 $ 25,451
Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
Undistributed
Ordinary Income
Undistributed
Long-Term
Capital Gains
(Capital Loss
Carryforward)
$ 797,056,368 $ 17,590,533 $ (91,462,132) $ (73,871,599) $ — $ 17, 494 , 509
October 31, 2022 October 31, 2021
Ordinary Income
Distributions
Long-Term
Capital Gain
Distributions
Return of
Capital
Ordinary Income
Distributions
Long-Term
Capital Gain
Distributions
Return of
Capital
$ 32,561,679 $ 110,999,042 $ — $ 19,040,513 $ — $ —

Russell Investment Company
Balanced Strategy Fund
See accompanying notes which are an integral part of the financial statements.
Balanced Strategy Fund 51
At October 31, 2022, the Statement of Assets and Liabilities has been adjusted by the following amounts (in thousands):
Total distributable earnings (losses)
$ 3
Additional paid-in capital
(3)
Federal Income Taxes, continued

Russell Investment Company
Growth Strategy Fund
Portfolio Management Discussion and Analysis — October 31, 2022
(Unaudited)
52 Growth Strategy Fund
Growth Strategy Fund - Class A
‡
Total
Return
1 Year (22 .28)%
5 Years 0 .67%§
10 Years 4 .26%§
Growth Strategy Fund - Class C
Total
Return
1 Year (18 .22)%
5 Years 1 .10%§
10 Years 4 .09%§
Growth Strategy Fund - Class R1
Total
Return
1 Year (17 .29)%
5 Years 2 .18%§
10 Years 5 .21%§
Growth Strategy Fund - Class R4
‡‡
Total
Return
1 Year (17 .48)%
5 Years 1 .93%§
10 Years 4 .95%§
Growth Strategy Fund - Class R5
‡‡‡
Total
Return
1 Year (17 .71)%
5 Years 1 .67%§
10 Years 4 .68%§
Growth Strategy Fund - Class S
Total
Return
1 Year (17 .34)%
5 Years 2 .13%§
10 Years 5 .14%§
Russell 1000
®
Index
**
Total
Return
1 Year (16 .38)%
5 Years 10 .19%§
10 Years 12 .66%§
Bloomberg U.S. Aggregate Bond Index
***
Total
Return
1 Year (15 .68)%
5 Years (0 .54)%§
10 Years 0 .74%§
MSCI World ex USA Index (Net)
****
Total
Return
1 Year (22 .04)%
5 Years 0 .41%§
10 Years 4 .11%§

Russell Investment Company
Growth Strategy Fund
Portfolio Management Discussion and Analysis, continued — October 31,
2022 (Unaudited)
Growth Strategy Fund 53
The Growth Strategy Fund (the “Fund”) is a fund of funds that invests in other Russell Investment Company mutual funds (the
“Underlying Funds”). Certain Underlying Funds employ a multi-
manager approach whereby portions of the Underlying Funds
are allocated to different money manager strategies. Underlying
Fund assets not allocated to money managers are managed by
Russell Investment Management, LLC (“RIM”), the Fund’s
and Underlying Funds’ advisor. RIM, as the Underlying Funds’
advisor, may change the allocation of the Underlying Funds’
assets among money managers at any time. An exemptive
order from the Securities and Exchange Commission permits
RIM to engage or terminate a money manager in an Underlying
Fund at any time, subject to approval by the Underlying Fund’s
Board, without a shareholder vote. Pursuant to the terms of the exemptive order, an Underlying Fund is required to notify its shareholders within 90 days of when a money manager begins
providing services.
What is the Fund’s investment objective?
The Fund seeks to provide high long-term capital appreciation, and as a secondary objective, current income.
How did the Fund perform relative to its benchmark
for the fiscal year ended October 31, 2022?
For the fiscal year ended October 31, 2022 (the “fiscal year”), the Fund’s Class A, Class C, Class R1, Class R4, Class R5
and Class S Shares lost 17.53%, 18.22%, 17.29%, 17.48%,
17.71% and 17.34%, respectively. This is compared to the
Fund’s primary benchmark, the Russell 1000
®
Index, which lost
16.38% during the fiscal year. The Fund’s performance includes operating expenses, whereas index returns are unmanaged and
do not include expenses of any kind.
For the fiscal year, the Morningstar
®
Allocation – 70% to
85% Equity Category, a group of funds that Morningstar, Inc.
considers to have investment strategies similar to those of the
Fund, lost 15.79%. This result serves as a peer comparison and is expressed net of operating expenses.
How did market conditions affect the Fund’s
performance?
The fiscal year was characterized by heightened global
recessionary fears as investors grappled with heightened market volatility amid tightening monetary policy and increasing
geopolitical tensions. Inflationary pressures increased
dramatically, spearheaded by surging energy prices from the
Russia-Ukraine conflict and continued supply-chain disruptions from China’s ‘Zero COVID’ policy. Central banks responded
to inflation by tightening fiscal and monetary policy and hiking interest rates rapidly, resulting in sharp market selloffs across most asset classes.
Equity and fixed income markets experienced substantial
drawdowns over the fiscal year. U.S. equity returns were strong relative to emerging markets due to historical fiscal stimulus and robust earnings growth, despite the Fed’s hawkish policy.
Emerging market equities underperformed developed markets
due to continued lockdowns in China, increasing China-
Taiwan tensions, and the Russia-Ukraine conflict. Within fixed income, the Bloomberg Global Aggregate Bond Index (US
Hedged) fell by 12.12%. Credit markets were challenged, with
U.S. investment grade and high yield corporate credit spreads widening over the fiscal year. Global bond yields rose, as central banks continued to signal additional rate hikes in the medium term.
Within alternatives, global listed real estate underperformed global equities. However, performance was mixed across
regions: the United States outperformed, while Europe and the
United Kingdom detracted. One bright spot was commodities,
with the Bloomberg Commodity Index Total Return gaining
11.15% over the fiscal year largely due to surging energy and agricultural prices in response to the Russia-Ukraine conflict.
How did the investment strategies and techniques
employed by the Fund and the Underlying Funds
affect the Fund’s performance?
The Fund is a fund of funds, and its performance is largely based on RIM’s target strategic asset allocations and the performance of the Underlying Funds in which the Fund invests. A Fund’s
actual allocation may vary from the target strategic asset
allocation at any point in time due to market movements and/
or due to the implementation over a period of time of a change to the target strategic asset allocation including the addition of a new Underlying Fund. In order to seek to achieve the Fund’s objective during the fiscal year, RIM’s target strategic asset allocation included investments in global equity, fixed income, multi-asset and alternative Underlying Funds.
Overall, the Fund’s asset allocation detracted from benchmark-
relative performance during the fiscal year. Equities generally outperformed the Fund’s benchmark over the fiscal year.
Underlying preferences for value and small-cap securities
were additive. However, a strategic preference for emerging
markets was the largest detractor within equities. An overweight to securitized and investment grade credit also detracted,
consistent with the increased risk-off sentiment over the fiscal year. An overweight to duration positioning detracted as interest rates spiked over the fiscal year; however, duration positioning assisted in mitigating short duration value security risk. Global real estate was a large detractor, underperforming the Underlying
Fund’s benchmark over the fiscal year.

Russell Investment Company
Growth Strategy Fund
Portfolio Management Discussion and Analysis, continued — October 31,
2022 (Unaudited)
54 Growth Strategy Fund
Equity markets delivered negative absolute and relative
performance over the fiscal year. However, the equity
Underlying Funds generally outperformed their respective equity benchmarks. The Global Equity Fund generally outperformed
its benchmark due to a tactical tilt towards the value factor.
The Multifactor U.S. Equity Fund and U.S. Small Cap Equity
Fund also generally outperformed their benchmarks over the
fiscal year due in large part to exposures to high quality, lower capitalization stocks. However, the Emerging Markets Fund
was a significant detractor and underperformed its benchmark due to exposures to Chinese equities.
Fixed income was a significant detractor over the fiscal year, delivering absolute negative returns, and the fixed income
Underlying Funds underperformed their respective benchmarks.
A strategic overweight to credit was a significant headwind, as spreads widened due to rapid interest rate hikes and expected earnings deterioration. The Strategic Bond Fund underperformed its benchmark and was negatively impacted by a long duration position and a challenging credit climate. The Unconstrained
Total Return Fund was a significant detractor due to negative impacts from a long duration position and an overweight to low quality, investment grade corporate credit.
The multi-asset and alternative portions of the Fund’s portfolio underperformed the Fund’s benchmark. The Multi-Asset Growth
Strategy Fund underperformed its benchmark; exposures
to value-oriented managers were additive, while exposures
to growth-oriented managers were a significant detractor.
The Global Real Estate Securities Fund underperformed its
benchmark, largely due to a lower risk premium in a high
interest rate environment.
Describe any changes to the Fund’s structure or
allocation to the Underlying Funds.
There were no changes to the Fund’s structure or strategic asset allocation during the fiscal year.
The views expressed in this report reflect those of
the portfolio managers only through the end of the
fiscal year covered by the report. These views do not
necessarily represent the views of RIM, or any other
person in RIM or any other affiliated organization.
These views are subject to change at any time based
upon market conditions or other events, and RIM
disclaims any responsibility to update the views
contained herein. These views should not be relied
on as investment advice and, because investment
decisions for a Russell Investment Company (“RIC”)
Fund are based on numerous factors, should not be
relied on as an indication of investment decisions of
any RIC Fund.

Russell Investment Company
Growth Strategy Fund
Portfolio Management Discussion and Analysis, continued — October 31,
2022 (Unaudited)
Growth Strategy Fund 55
* Assumes initial investment on November 1, 2012.
** Russell 1000
®
Index includes the 1,000 largest companies in the Russell 3000
®
Index. The Russell 1000
®
Index represents the universe of stocks from which
most active money managers typically select. The Russell 1000
®
Index return reflects adjustments from income dividends and capital gain distributions reinvested as of the ex-dividend dates.
*** Bloomberg U.S. Aggregate Bond Index is an index, with income reinvested, generally representative of intermediate-term government bonds, investment grade corporate debt securities and mortgage-backed securities.
****
MSCI World ex USA Index (Net) is a free float
‐
adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets. The index consists of 22 developed market country indexes.
‡ The performance shown has been adjusted to reflect the deduction of the maximum Class A sales charge of 5.75%.
‡‡ The Fund’s performance inception date for Class R4 Shares was October 1, 2014. The returns shown for Class R4 Shares prior to that date are the returns of the Fund’s Class R2 Shares, which have the same expenses as Class R4 Shares. Class R2 Shares are no longer offered and were reclassified as Class R4 on
October 1, 2014.
‡‡‡ The Fund’s performance inception date for Class R5 Shares was October 1, 2014. The returns shown for Class R5 Shares prior to that date are the returns of the Fund’s Class R3 Shares, which have the same expenses as Class R5 Shares. Class R3 Shares are no longer offered and were reclassified as Class R5 on
October 1, 2014.
§ Annualized.
Performance is historical and assumes reinvestment of all dividends and capital gains.  Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than when purchased.  Past performance is not indicative of future results.  The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Additionally, the returns presented herein may differ from the performance reported in the Financial Highlights as the returns herein are calculated in a manner consistent with standardized performance in accordance with
Securities and Exchange Commission rules, while the performance in the Financial Highlights has been calculated in accordance with U.S. Generally Accepted
Accounting Pr inciple s (“U.S. GAAP”).

Russell Investment Company
Growth Strategy Fund
Shareholder Expense Example — October 31, 2022 (Unaudited)
56 Growth Strategy Fund
Fund Expenses
The following disclosure provides important information
regarding the Fund’s Shareholder Expense Example
(“Example”).
Example
As a shareholder of the Fund, you incur two types of costs:
(1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs,
including advisory and administrative fees; distribution (12b-1)
and/or service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars)
of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from May 1, 2022 to October 31, 2022 .
Actual Expenses
The information in the table under the heading “Actual
Performance” provides information about actual account
values and actual expenses. You may use the information in
this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During
Period” to estimate the expenses you paid on your account
during this period.
Hypothetical Example for Comparison Purposes
The information in the table under the heading “Hypothetical
Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses
based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the
Fund’s actual return. The hypothetical account values and
expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the
Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant
to highlight your ongoing costs only and do not reflect any
transactional costs. Therefore, the information under the heading
“Hypothetical Performance (5% return before expenses)” is
useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
Class A
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2022 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2022 $ 915.50 $ 1,022.43
Expenses Paid During Period* $ 2.66 $ 2.80
* Expenses are equal to the Fund's annualized expense ratio of 0.55%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-
half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class C
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2022 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2022 $ 911.80 $ 1,018.65
Expenses Paid During Period* $ 6.26 $ 6.61
* Expenses are equal to the Fund's annualized expense ratio of 1.30%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-
half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class R1
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2022 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2022 $ 917.00 $ 1,023.95
Expenses Paid During Period* $ 1.21 $ 1.28
* Expenses are equal to the Fund's annualized expense ratio of 0.25%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-
half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

Russell Investment Company
Growth Strategy Fund
Shareholder Expense Example, continued — October 31, 2022 (Unaudited)
Growth Strategy Fund 57
Class R4
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2022 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2022 $ 916.10 $ 1,022.68
Expenses Paid During Period* $ 2.41 $ 2.55
* Expenses are equal to the Fund's annualized expense ratio of 0.50%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-
half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class R5
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2022 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2022 $ 914.90 $ 1,021.42
Expenses Paid During Period* $ 3.62 $ 3.82
* Expenses are equal to the Fund's annualized expense ratio of 0.75%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-
half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class S
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2022 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2022 $ 916.80 $ 1,023.69
Expenses Paid During Period* $ 1.45 $ 1.53
* Expenses are equal to the Fund's annualized expense ratio of 0.30%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-
half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

Russell Investment Company
Growth Strategy Fund
Schedule of Investments — October 31, 2022
See accompanying notes which are an integral part of the financial statements.
58 Growth Strategy Fund
Amounts in thousands (except share amounts)
Shares
Fair
Value
$
Investments in Affiliated Funds - 100.1%
Alternative - 4.7%
Global Real Estate Securities Fund Class Y 1,177,343 30,717
Domestic Equities - 25.0%
Multifactor U.S. Equity Fund Class Y 9,341,543 135,546
U.S. Small Cap Equity Fund Class Y 1,042,454 26,864
162,410
Fixed Income - 10.6%
Strategic Bond Fund Class Y 6,339,333 55,976
Unconstrained Total Return Fund Class Y 1,512,905 12,754
68,730
International Equities - 49.8%
Emerging Markets Fund Class Y 928,258 12,058
Global Equity Fund Class Y 35,897,450 269,590
Multifactor International Equity Fund Class Y 5,140,177 42,304
323,952
Multi-Asset - 10.0%
Multi-Asset Growth Strategy Fund Class Y 7,448,943 64,880
Total Investments in Affiliated Funds
(cost $696,837) 650,689
Total Investments - 100.1%
(identified cost $696,837 ) 650,689
Other Assets and Liabilities, Net - (0.1)%
(467)
Net Assets - 100.0%
650,222

Russell Investment Company
Growth Strategy Fund
See accompanying notes which are an integral part of the financial statements.
Growth Strategy Fund 59
Statement of Assets and Liabilities — October 31, 2022
Amounts in thousands
Assets
Investments, at identified cost ......................................................................................................................................................
$ 69 6 , 8 3 7
Investments, at fair value(>) ........................................................................................................................................................
650,689
Receivables:
Fund shares sold ............................................................................................................................................................... 336
Total assets ...............................................................................................................................................................
651,025
Liabilities
Payables:
Investments purchased ..................................................................................................................................................... 62
Fund shares redeemed ...................................................................................................................................................... 241
Accrued fees to affiliates .................................................................................................................................................. 368
Other accrued expenses .................................................................................................................................................... 132
Total liabilities ...........................................................................................................................................................
803
Net Assets ...............................................................................................................................................................
$ 650,222

Russell Investment Company
Growth Strategy Fund
See accompanying notes which are an integral part of the financial statements.
60 Growth Strategy Fund
Statement of Assets and Liabilities, continued — October 31, 2022
Amounts in thousands
Net Assets Consist of:
Total distributable earnings (losses) .............................................................................................................................................
$ (32,9 6 9 )
Shares of beneficial interest .........................................................................................................................................................
666
Additional paid-in capital ............................................................................................................................................................
682,52 5
Net Assets ...............................................................................................................................................................
$ 650,222
Net Asset Value
,
offering and redemption price per share:
Net asset value per share: Class A(#) ........................................................................................................................................... $ 9.90
Maximum offering price per share (Net asset value plus sales charge of 5.75%): Class A ..................................................... $ 10.50
Class A
—
Net assets ........................................................................................................................................................... $ 308,432,478
Class A
—
Shares outstanding ($.01 par value) .................................................................................................................. 31,145,411
Net asset value per share: Class C(#) ........................................................................................................................................... $ 9.26
Class C
—
Net assets ........................................................................................................................................................... $ 173,038,250
Class C
—
Shares outstanding ($.01 par value) .................................................................................................................. 18,677,873
Net asset value per share: Class R1(#) ......................................................................................................................................... $ 10.14
Class R1
—
Net assets ......................................................................................................................................................... $ 4,899,360
Class R1
—
Shares outstanding ($.01 par value) ................................................................................................................ 483,069
Net asset value per share: Class R4(#) ......................................................................................................................................... $ 9.97
Class R4
—
Net assets ......................................................................................................................................................... $ 23,013,490
Class R4
—
Shares outstanding ($.01 par value) ................................................................................................................ 2,308,573
Net asset value per share: Class R5(#) ......................................................................................................................................... $ 9.91
Class R5
—
Net assets ......................................................................................................................................................... $ 19,144,452
Class R5
—
Shares outstanding ($.01 par value) ................................................................................................................ 1,931,808
Net asset value per share: Class S(#) ........................................................................................................................................... $ 10.13
Class S
—
Net assets ............................................................................................................................................................ $ 121,694,189
Class S
—
Shares outstanding ($.01 par value) ................................................................................................................... 12,015,470
Amounts in thousands
(>)     Investments in affiliated funds $ 650,689
(#) Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

Russell Investment Company
Growth Strategy Fund
See accompanying notes which are an integral part of the financial statements.
Growth Strategy Fund 61
Statement of Operations — For the Period Ended October 31, 2022
Amounts in thousands
Investment Income
Income distributions from affiliated funds ................................................................................................................................... $ 3 5 , 476
Expenses
Advisory fees ................................................................................................................................................................... 1,560
Administrative fees .......................................................................................................................................................... 331
Custodian fees .................................................................................................................................................................. 39
Distribution fees - Class A ............................................................................................................................................... 912
Distribution fees - Class C ............................................................................................................................................... 1,557
Distribution fees - Class R5 ............................................................................................................................................. 59
Transfer agent fees - Class A ........................................................................................................................................... 730
Transfer agent fees - Class C ........................................................................................................................................... 415
Transfer agent fees - Class R1 ......................................................................................................................................... 12
Transfer agent fees - Class R4 ......................................................................................................................................... 70
Transfer agent fees - Class R5 ......................................................................................................................................... 47
Transfer agent fees - Class S ............................................................................................................................................ 286
Professional fees .............................................................................................................................................................. 121
Registration fees ............................................................................................................................................................... 97
Shareholder servicing fees - Class C ............................................................................................................................... 519
Shareholder servicing fees - Class R4 ............................................................................................................................. 88
Shareholder servicing fees - Class R5 ............................................................................................................................. 59
Trustees’ fees .................................................................................................................................................................... 44
Printing fees ..................................................................................................................................................................... 62
Miscellaneous .................................................................................................................................................................. 24
Expenses before reductions .............................................................................................................................................. 7,032
Expense reductions .......................................................................................................................................................... (1,537)
Net expenses ................................................................................................................................................................................
5,495
Net investment income (loss) .......................................................................................................................................................
29 , 981
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments in affiliated funds ......................................................................................................................................... (6,8 02 )
Capital gain distributions from affiliated funds ............................................................................................................... 26,909
Net realized gain (loss) ................................................................................................................................................................
20, 107
Net change in unrealized appreciation (depreciation) on:
Investments in affiliated funds ......................................................................................................................................... ( 199 , 741 )
Net change in unrealized appreciation (depreciation) ................................................................................................................. ( 199 , 741 )
Net realized and unrealized gain (loss) ........................................................................................................................................ (1 79 , 634 )
Net Increase (Decrease) in Net Assets from Operations ....................................................................................
$ (149,653)

Russell Investment Company
Growth Strategy Fund
See accompanying notes which are an integral part of the financial statements.
62 Growth Strategy Fund
Statements of Changes in Net Assets
Amounts in thousands
For the Periods Ended October 31,
2022 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss) .............................................................................................................. $ 29,981 $ 15,864
Net realized gain (loss) ....................................................................................................................... 20, 107 99,871
Net change in unrealized appreciation (depreciation) ........................................................................ ( 199 , 741 ) 150,631
Net increase (decrease) in net assets from operations .............................................................................. (149,653) 266,366
Distributions
To shareholders
Class A .......................................................................................................................................... (64,893) (5,143)
Class C .......................................................................................................................................... (38,633) (2,065)
Class R1 ........................................................................................................................................ (1,041) (107)
Class R4 ........................................................................................................................................ (6,570) (563)
Class R5 ........................................................................................................................................ (4,498) (313)
Class S .......................................................................................................................................... (25,766) (2,256)
Net decrease in net assets from distributions ............................................................................................ (141,401) (10,447)
Share Transactions*
Net increase (decrease) in net assets from share transactions ................................................................... 22,005 (129,087)
Total Net Increase (Decrease) in Net Assets ........................................................................
(269,049) 126,832
Net Assets
Beginning of period .................................................................................................................................. 919,271 792,439
End of period .............................................................................................................................................
$ 650,222 $ 919,271

Russell Investment Company
Growth Strategy Fund
See accompanying notes which are an integral part of the financial statements.
Growth Strategy Fund 63
Statements of Changes in Net Assets, continued
* Share transaction amounts (in thousands) for the periods ended October 31, 2022 and October 31, 2021 were as follows:
2022 2021
Shares Dollars Shares Dollars
Class A
Proceeds from shares sold 1,098 $ 12,776 1,665 $ 21,779
Proceeds from reinvestment of distributions 5,345 64,367 373 5,109
Payments for shares redeemed (4,897) (55,216) (5,347) (70,102)
Net increase (decrease)
1,546 21,927 (3,309) (43,214)
Class C
Proceeds from shares sold 571 6,036 562 7,092
Proceeds from reinvestment of distributions 3,401 38,578 159 2,062
Payments for shares redeemed (3,636) (39,106) (4,840) (60,271)
Net increase (decrease)
336 5,508 (4,119) (51,117)
Class R1
Proceeds from shares sold 81 936 80 1,106
Proceeds from reinvestment of distributions 85 1,041 8 107
Payments for shares redeemed (142) (1,565) (269) (3,628)
Net increase (decrease)
24 412 (181) (2,415)
Class R4
Proceeds from shares sold 245 2,780 196 2,634
Proceeds from reinvestment of distributions 541 6,570 41 563
Payments for shares redeemed (1,664) (18,768) (902) (11,514)
Net increase (decrease)
(878) (9,418) (665) (8,317)
Class R5
Proceeds from shares sold 286 3,168 165 2,198
Proceeds from reinvestment of distributions 372 4,498 23 313
Payments for shares redeemed (833) (9,545) (278) (3,587)
Net increase (decrease)
(175) (1,879) (90) (1,076)
Class S
Proceeds from shares sold 1,570 18,578 1,183 16,093
Proceeds from reinvestment of distributions 2,093 25,740 161 2,250
Payments for shares redeemed (3,296) (38,863) (3,116) (41,291)
Net increase (decrease)
367 5,455 (1,772) (22,948)
Total increase (decrease)
1,220 $ 22,005 (10,136) $ (129,087)

Russell Investment Company
Growth Strategy Fund
Financial Highlights — For the Periods Ended
See accompanying notes which are an integral part of the financial statements.
64 Growth Strategy Fund
For a Share Outstanding Throughout Each Period.
$
Net Asset Value,
Beginning of
Period
$
Net Investment
Income (Loss)
(a)(b)(d)
$
Net Realized
and Unrealized
Gain (Loss)
$
Total from
Investment
Operations
$
Distributions
from Net
Investment Income
$
Distributions
from Net
Realized Gain
$
Distribution in
Excess
Class A
October 31, 2022 14 .22 .45 (2 .57) (2 .12) ( .48) (1 .72) —
October 31, 2021 10 .62 .26 3 .51 3 .77 ( .16) ( .01) —
October 31, 2020 12 .18 .28 (1 .02) ( .74) ( .22) ( .60) —(e)
October 31, 2019 12 .04 .33 .54 .87 ( .60) ( .13) —
October 31, 2018 13 .16 .40 ( .74) ( .34) ( .36) ( .42) —
Class C
October 31, 2022 13 .48 .33 (2 .40) (2 .07) ( .43) (1 .72) —
October 31, 2021 10 .09 .12 3 .38 3 .50 ( .10) ( .01) —
October 31, 2020 11 .63 .17 ( .95) ( .78) ( .16) ( .60) —(e)
October 31, 2019 11 .59 .22 .53 .75 ( .58) ( .13) —
October 31, 2018 12 .72 .29 ( .71) ( .42) ( .29) ( .42) —
Class R1
October 31, 2022 14 .51 .49 (2 .63) (2 .14) ( .51) (1 .72) —
October 31, 2021 10 .82 .32 3 .57 3 .89 ( .19) ( .01) —
October 31, 2020 12 .40 .31 (1 .04) ( .73) ( .25) ( .60) —(e)
October 31, 2019 12 .22 .43 .49 .92 ( .61) ( .13) —
October 31, 2018 13 .33 .45 ( .75) ( .30) ( .39) ( .42) —
Class R4
October 31, 2022 14 .30 .49 (2 .61) (2 .12) ( .49) (1 .72) —
October 31, 2021 10 .67 .27 3 .53 3 .80 ( .16) ( .01) —
October 31, 2020 12 .24 .29 (1 .04) ( .75) ( .22) ( .60) —(e)
October 31, 2019 12 .09 .34 .54 .88 ( .60) ( .13) —
October 31, 2018 13 .21 .41 ( .74) ( .33) ( .37) ( .42) —
Class R5
October 31, 2022 14 .24 .47 (2 .62) (2 .15) ( .46) (1 .72) —
October 31, 2021 10 .63 .23 3 .53 3 .76 ( .14) ( .01) —
October 31, 2020 12 .20 .24 (1 .01) ( .77) ( .20) ( .60) —(e)
October 31, 2019 12 .08 .32 .52 .84 ( .59) ( .13) —
October 31, 2018 13 .20 .39 ( .75) ( .36) ( .34) ( .42) —
Class S
October 31, 2022 14 .50 .51 (2 .65) (2 .14) ( .51) (1 .72) —
October 31, 2021 10 .81 .31 3 .57 3 .88 ( .18) ( .01) —
October 31, 2020 12 .39 .29 (1 .02) ( .73) ( .25) ( .60) —(e)
October 31, 2019 12 .21 .39 .53 .92 ( .61) ( .13) —
October 31, 2018 13 .33 .45 ( .76) ( .31) ( .39) ( .42) —

See accompanying notes which are an integral part of the financial statements.
Growth Strategy Fund 65
$
Total
Distributions
$
Net Asset Value,
End of
Period
%
Total
Return
(c)
$
Net Assets,
End of Period
(000)
%
Ratio of Expenses
to Average
Net Assets,
Gross
(f)
%
Ratio of Expenses
to Average
Net Assets,
Net
(d)(f)
%
Ratio of Net
Investment Income
to Average
Net Assets
(b)(d)
%
Portfolio
Turnover Rate
(2 .20) 9 .90 (17 .53) 308,433 .74 .55 3 .98 10
( .17) 14 .22 35 .55 421,040 .74 .57 1 .97 61
( .82) 10 .62 (6 .60) 349,360 .74 .57 2 .50 40
( .73) 12 .18 8 .09 455,749 .73 .56 2 .82 13
( .78) 12 .04 (2 .81) 486,650 .73 .57 3 .15 14
(2 .15) 9 .26 (18 .22) 173,038 1 .49 1 .30 3 .11 10
( .11) 13 .48 34 .70 247,152 1 .49 1 .32 .94 61
( .76) 10 .09 (7 .33) 226,670 1 .49 1 .32 1 .67 40
( .71) 11 .63 7 .27 332,569 1 .49 1 .31 1 .99 13
( .71) 11 .59 (3 .55) 390,800 1 .48 1 .32 2 .35 14
(2 .23) 10 .14 (17 .29) 4,899 .49 .25 4 .24 10
( .20) 14 .51 35 .98 6,672 .49 .27 2 .39 61
( .85) 10 .82 (6 .35) 6,931 .49 .27 2 .80 40
( .74) 12 .40 8 .40 7,947 .48 .26 3 .62 13
( .81) 12 .22 (2 .47) 18,800 .48 .27 3 .50 14
(2 .21) 9 .97 (17 .48) 23,014 .74 .50 4 .28 10
( .17) 14 .30 35 .72 45,566 .74 .52 2 .05 61
( .82) 10 .67 (6 .60) 41,098 .74 .52 2 .58 40
( .73) 12 .24 8 .16 57,807 .74 .52 2 .85 13
( .79) 12 .09 (2 .76) 60,353 .73 .52 3 .24 14
(2 .18) 9 .91 (17 .71) 19,144 .99 .75 4 .14 10
( .15) 14 .24 35 .44 29,994 .99 .77 1 .73 61
( .80) 10 .63 (6 .86) 23,354 .99 .77 2 .26 40
( .72) 12 .20 7 .82 32,313 .99 .77 2 .71 13
( .76) 12 .08 (2 .96) 37,543 .98 .77 3 .07 14
(2 .23) 10 .13 (17 .34) 121,694 .49 .30 4 .38 10
( .19) 14 .50 35 .98 168,847 .49 .32 2 .31 61
( .85) 10 .81 (6 .40) 145,026 .49 .32 2 .60 40
( .74) 12 .39 8 .40 169,174 .48 .31 3 .26 13
( .81) 12 .21 (2 .58) 191,061 .48 .32 3 .46 14

Russell Investment Company
Growth Strategy Fund
See accompanying notes which are an integral part of the financial statements.
66 Growth Strategy Fund
Related Party Transactions, Fees and Expenses
Accrued fees payable to affiliates for the period ended October 31, 2022 were as follows:
Transactions (amounts in thousands) during the period ended October 31, 2022 with Underlying Funds which are, or were, an affiliated company are as follows:
Federal Income Taxes
At October 31, 2022, the cost of investments, net unrealized appreciation (depreciation), and components of distributable earnings for income tax purposes were as follows:
For the fiscal years ended October 31, 2022 and October 31, 2021, respectively, the Fund made the following tax basis distributions:
Net investment income and net realized gains (losses) in the financial statements may differ from taxable net investment income and net realized gains (losses). Capital accounts within the financial statements are adjusted for permanent differences between book and tax accounting.  These differences may be due to foreign currency gains or losses, reclassifications of dividends and /or differences in treatment of income from swaps.  These adjustments have no impact on the net assets.
Advisory fees $ 18,101
Administration fees 22,865
Distribution fees 175,213
Shareholder servicing fees 44,551
Transfer agent fees 105,656
Trustee fees 2,066
$ 368,452
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Income
Distributions
Capital Gains
Distributions
Global Real Estate Securities Fund $ 46,237 $ 4,273 $ 6,258 $ 73 $ (13,608) $ 30,717 $ 1,395 $ 1,198
Multifactor U.S. Equity Fund 191,683 13,622 35,875 (865) (33,019) 135,546 3,419 8,600
U.S. Small Cap Equity Fund 36,966 8,935 5,814 (104) (13,119) 26,864 4,337 4,176
Strategic Bond Fund 80,066 4,686 14,552 (1,373) (12,851) 55,976 1,377 382
Unconstrained Total Return Fund 17,849 1,045 4,263 (200) (1,677) 12,754 568 —
Emerging Markets Fund 17,439 3,236 781 (136) (7,700) 12,058 568 1,573
Global Equity Fund 379,590 28,841 52,960 (3,412) (82,469) 269,590 15,750 10,015
Multifactor International Equity
Fund 59,495 4,829 6,977 (7) (15,036) 42,304 3,578 —
Multi-Asset Growth Strategy Fund 90,525 6,803 11,408 (778) (20,262) 64,880 4,484 965
$ 919,850 $ 76,270 $ 138,888 $ (6,802) $ (199,741) $ 650,689 $ 35,476 $ 26,909
Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
Undistributed
Ordinary Income
Undistributed
Long-Term
Capital Gains
(Capital Loss
Carryforward)
$ 703,877,196 $ 37,703,910 $ (90,892,408) $ (53,188,498) $ — $ 20,2 94 , 290
October 31, 2022 October 31, 2021
Ordinary Income
Distributions
Long-Term
Capital Gain
Distributions
Return of
Capital
Ordinary Income
Distributions
Long-Term
Capital Gain
Distributions
Return of
Capital
$ 45,202,755 $ 96,198,207 $ — $ 9,921,606 $ 525,225 $ —

Russell Investment Company
Growth Strategy Fund
See accompanying notes which are an integral part of the financial statements.
Growth Strategy Fund 67
As permitted by tax regulations, the Fund intends to defer a late year ordinary loss of $599,259 incurred from January 1, 2022 to
October 31, 2022, and treat it as arising in the fiscal year 2023.
At October 31, 2022, the Statement of Assets and Liabilities has been adjusted by the following amounts (in thousands):
Total distributable earnings (losses)
$ 2
Additional paid-in capital
(2)
Federal Income Taxes, continued

Russell Investment Company
Equity Growth Strategy Fund
Portfolio Management Discussion and Analysis — October 31, 2022
(Unaudited)
68 Equity Growth Strategy Fund
Equity Growth Strategy Fund - Class A
‡
Total
Return
1 Year (22 .52)%
5 Years 0 .75%§
10 Years 4 .86%§
Equity Growth Strategy Fund - Class C
Total
Return
1 Year (18 .39)%
5 Years 1 .19%§
10 Years 4 .69%§
Equity Growth Strategy Fund - Class R1
Total
Return
1 Year (17 .57)%
5 Years 2 .26%§
10 Years 5 .85%§
Equity Growth Strategy Fund - Class R4
‡‡
Total
Return
1 Year (17 .73)%
5 Years 2 .03%§
10 Years 5 .59%§
Equity Growth Strategy Fund - Class R5
‡‡‡
Total
Return
1 Year (17 .98)%
5 Years 1 .77%§
10 Years 5 .32%§
Equity Growth Strategy Fund - Class S
Total
Return
1 Year (17 .57)%
5 Years 2 .19%§
10 Years 5 .75%§
Russell 1000
®
Index
**
Total
Return
1 Year (16 .38)%
5 Years 10 .19%§
10 Years 12 .66%§
MSCI World ex USA Index (Net)
***
Total
Return
1 Year (22 .04)%
5 Years 0 .41%§
10 Years 4 .11%§

Russell Investment Company
Equity Growth Strategy Fund
Portfolio Management Discussion and Analysis, continued — October 31,
2022 (Unaudited)
Equity Growth Strategy Fund 69
The Equity Growth Strategy Fund (the “Fund”) is a fund of
funds that invests in other Russell Investment Company mutual funds (the “Underlying Funds”). Certain Underlying Funds
employ a multi-manager approach whereby portions of the
Underlying Funds are allocated to different money manager
strategies. Underlying Fund assets not allocated to money
managers are managed by Russell Investment Management,
LLC (“RIM”), the Fund’s and Underlying Funds’ advisor. RIM,
as the Underlying Funds’ advisor, may change the allocation of the Underlying Funds’ assets among money managers at any
time. An exemptive order from the Securities and Exchange
Commission permits RIM to engage or terminate a money
manager in an Underlying Fund at any time, subject to approval by the Underlying Fund’s Board, without a shareholder vote.
Pursuant to the terms of the exemptive order, an Underlying
Fund is required to notify its shareholders within 90 days of when a money manager begins providing services.
What is the Fund’s investment objective?
The Fund seeks to provide high long-term capital appreciation.
How did the Fund perform relative to its benchmark
for the fiscal year ended October 31, 2022?
For the fiscal year ended October 31, 2022 (the “fiscal year”), the Fund’s Class A, Class C, Class R1, Class R4, Class R5
and Class S Shares lost 17.79%, 18.39%, 17.57%, 17.73%,
17.98% and 17.57%, respectively. This is compared to the
Fund’s primary benchmark, the Russell 1000
®
Index, which lost
16.38% during the fiscal year. The Fund’s performance includes operating expenses, whereas index returns are unmanaged and
do not include expenses of any kind.
For the fiscal year, the Morningstar
®
Allocation – 70% to
85% Equity Category, a group of funds that Morningstar, Inc.
considers to have investment strategies similar to those of the
Fund, lost 15.79%. This result serves as a peer comparison and is expressed net of operating expenses.
How did market conditions affect the Fund’s
performance?
The fiscal year was characterized by heightened global
recessionary fears as investors grappled with heightened market volatility amid tightening monetary policy and increasing
geopolitical tensions. Inflationary pressures increased
dramatically, spearheaded by surging energy prices from the
Russia-Ukraine conflict and continued supply-chain disruptions from China’s ‘Zero COVID’ policy. Central banks responded
to inflation by tightening fiscal and monetary policy and hiking interest rates rapidly, resulting in sharp market selloffs across most asset classes.
Equity and fixed income markets experienced substantial
drawdowns over the fiscal year. U.S. equity returns were strong relative to emerging markets due to historical fiscal stimulus and robust earnings growth, despite the Fed’s hawkish policy.
Emerging market equities underperformed developed markets
due to continued lockdowns in China, increasing China-
Taiwan tensions, and the Russia-Ukraine conflict. Within fixed income, the Bloomberg Global Aggregate Bond Index (US
Hedged) fell by 12.12%. Credit markets were challenged, with
U.S. investment grade and high yield corporate credit spreads widening over the fiscal year. Global bond yields rose, as central banks continued to signal additional rate hikes in the medium term.
Within alternatives, global listed real estate underperformed global equities. However, performance was mixed across
regions: the United States outperformed, while Europe and the
United Kingdom detracted. One bright spot was commodities,
with the Bloomberg Commodity Index Total Return gaining
11.15% over the fiscal year largely due to surging energy and agricultural prices in response to the Russia-Ukraine conflict.
How did the investment strategies and techniques
employed by the Fund and the Underlying Funds
affect the Fund’s performance?
The Fund is a fund of funds, and its performance is largely based on RIM’s target strategic asset allocations and the performance of the Underlying Funds in which the Fund invests. A Fund’s
actual allocation may vary from the target strategic asset
allocation at any point in time due to market movements and/
or due to the implementation over a period of time of a change to the target strategic asset allocation including the addition of a new Underlying Fund. In order to seek to achieve the Fund’s objective during the fiscal year, RIM’s target strategic asset allocation included investments in global equity, fixed income, multi-asset and alternative Underlying Funds.
Overall, the Fund’s asset allocation detracted from benchmark-
relative performance during the fiscal year. Equities generally outperformed the Fund’s benchmark over the fiscal year.
Underlying preferences for value and small-cap securities were additive. However, a strategic preference for emerging markets was the largest detractor within equities. Global real estate was a large detractor, underperforming the Underlying Fund’s benchmark over the fiscal year.
Equity markets delivered negative absolute and relative
performance over the fiscal year. However, the equity
Underlying Funds generally outperformed their respective equity benchmarks. The Global Equity Fund generally outperformed
its benchmark due to a tactical tilt towards the value factor.
The Multifactor U.S. Equity Fund and U.S. Small Cap Equity

Russell Investment Company
Equity Growth Strategy Fund
Portfolio Management Discussion and Analysis, continued — October 31,
2022 (Unaudited)
70 Equity Growth Strategy Fund
Fund also generally outperformed their benchmarks over the
fiscal year due in large part to exposures to high quality, lower capitalization stocks. However, the Emerging Markets Fund
was a significant detractor and underperformed its benchmark due to exposures to Chinese equities.
The multi-asset and alternative portions of the Fund’s portfolio underperformed the Fund’s benchmark. The Multi-Asset Growth
Strategy Fund underperformed its benchmark; exposures
to value-oriented managers were additive, while exposures
to growth-oriented managers were a significant detractor.
The Global Real Estate Securities Fund underperformed its
benchmark, largely due to a lower risk premium in a high
interest rate environment.
Describe any changes to the Fund’s structure or
allocation to the Underlying Funds.
There were no changes to the Fund’s structure or strategic asset allocation during the fiscal year.
The views expressed in this report reflect those of
the portfolio managers only through the end of the
fiscal year covered by the report. These views do not
necessarily represent the views of RIM, or any other
person in RIM or any other affiliated organization.
These views are subject to change at any time based
upon market conditions or other events, and RIM
disclaims any responsibility to update the views
contained herein. These views should not be relied
on as investment advice and, because investment
decisions for a Russell Investment Company (“RIC”)
Fund are based on numerous factors, should not be
relied on as an indication of investment decisions of
any RIC Fund.
* Assumes initial investment on November 1, 2012.
** Russell 1000
®
Index includes the 1,000 largest companies in the Russell 3000
®
Index. The Russell 1000
®
Index represents the universe of stocks from which
most active money managers typically select. The Russell 1000
®
Index return reflects adjustments from income dividends and capital gain distributions reinvested as of the ex-dividend dates.
***
MSCI World ex USA Index (Net) is a free float
‐
adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets. The index consists of 22 developed market country indexes.
‡ The performance shown has been adjusted to reflect the deduction of the maximum Class A sales charge of 5.75%.
‡‡ The Fund’s performance inception date for Class R4 Shares was October 1, 2014. The returns shown for Class R4 Shares prior to that date are the returns of the Fund’s Class R2 Shares, which have the same expenses as Class R4 Shares. Class R2 Shares are no longer offered and were reclassified as Class R4 on
October 1, 2014.
‡‡‡ The Fund’s performance inception date for Class R5 Shares was October 1, 2014. The returns shown for Class R5 Shares prior to that date are the returns of the Fund’s Class R3 Shares, which have the same expenses as Class R5 Shares. Class R3 Shares are no longer offered and were reclassified as Class R5 on
October 1, 2014.
§ Annualized.
Performance is historical and assumes reinvestment of all dividends and capital gains.  Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than when purchased.  Past performance is not indicative of future results.  The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Additionally, the returns presented herein may differ from the performance reported in the Financial Highlights as the returns herein are calculated in a manner consistent with standardized performance in accordance with
Securities and Exchange Commission rules, while the performance in the Financial Highlights has been calculated in accordance with U.S. Generally Accepted
Accounting Pr inciple s (“U.S. GAAP”).

Russell Investment Company
Equity Growth Strategy Fund
Shareholder Expense Example — October 31, 2022 (Unaudited)
Equity Growth Strategy Fund 71
Fund Expenses
The following disclosure provides important information
regarding the Fund’s Shareholder Expense Example
(“Example”).
Example
As a shareholder of the Fund, you incur two types of costs:
(1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs,
including advisory and administrative fees; distribution (12b-1)
and/or service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars)
of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from May 1, 2022 to October 31, 2022 .
Actual Expenses
The information in the table under the heading “Actual
Performance” provides information about actual account
values and actual expenses. You may use the information in
this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During
Period” to estimate the expenses you paid on your account
during this period.
Hypothetical Example for Comparison Purposes
The information in the table under the heading “Hypothetical
Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses
based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the
Fund’s actual return. The hypothetical account values and
expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the
Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant
to highlight your ongoing costs only and do not reflect any
transactional costs. Therefore, the information under the heading
“Hypothetical Performance (5% return before expenses)” is
useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
Class A
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2022 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2022 $ 914.60 $ 1,022.48
Expenses Paid During Period* $ 2.61 $ 2.75
* Expenses are equal to the Fund's annualized expense ratio of 0.54%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-
half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class C
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2022 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2022 $ 911.30 $ 1,018.70
Expenses Paid During Period* $ 6.21 $ 6.56
* Expenses are equal to the Fund's annualized expense ratio of 1.29%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-
half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class R1
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2022 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2022 $ 915.90 $ 1,024.15
Expenses Paid During Period* $ 1.01 $ 1.07
* Expenses are equal to the Fund's annualized expense ratio of 0.21%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-
half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

Russell Investment Company
Equity Growth Strategy Fund
Shareholder Expense Example, continued — October 31, 2022 (Unaudited)
72 Equity Growth Strategy Fund
Class R4
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2022 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2022 $ 914.50 $ 1,022.89
Expenses Paid During Period* $ 2.22 $ 2.35
* Expenses are equal to the Fund's annualized expense ratio of 0.46%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-
half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class R5
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2022 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2022 $ 913.20 $ 1,021.63
Expenses Paid During Period* $ 3.42 $ 3.62
* Expenses are equal to the Fund's annualized expense ratio of 0.71%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-
half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class S
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2022 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2022 $ 915.90 $ 1,023.74
Expenses Paid During Period* $ 1.40 $ 1.48
* Expenses are equal to the Fund's annualized expense ratio of 0.29%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-
half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

Russell Investment Company
Equity Growth Strategy Fund
Schedule of Investments — October 31, 2022
See accompanying notes which are an integral part of the financial statements.
Equity Growth Strategy Fund 73
Amounts in thousands (except share amounts)
Shares
Fair
Value
$
Investments in Affiliated Funds - 100.1%
Alternative - 4.7%
Global Real Estate Securities Fund Class Y 516,574 13,478
Domestic Equities - 27.9%
Multifactor U.S. Equity Fund Class Y 4,464,078 64,774
U.S. Small Cap Equity Fund Class Y 565,523 14,573
79,347
International Equities - 57.6%
Emerging Markets Fund Class Y 504,376 6,552
Global Equity Fund Class Y 18,311,995 137,523
Multifactor International Equity Fund Class Y 2,410,654 19,840
163,915
Multi-Asset - 9.9%
Multi-Asset Growth Strategy Fund Class Y 3,233,908 28,167
Total Investments in Affiliated Funds
(cost $319,298) 284,907
Total Investments - 100.1%
(identified cost $319,298 ) 284,907
Other Assets and Liabilities, Net - (0.1)%
(223)
Net Assets - 100.0%
284,684

Russell Investment Company
Equity Growth Strategy Fund
See accompanying notes which are an integral part of the financial statements.
74 Equity Growth Strategy Fund
Statement of Assets and Liabilities — October 31, 2022
Amounts in thousands
Assets
Investments, at identified cost ......................................................................................................................................................
$ 319, 298
Investments, at fair value(>) ........................................................................................................................................................
284,907
Receivables:
Investments sold ............................................................................................................................................................... 376
Fund shares sold ............................................................................................................................................................... 51
From affiliates .................................................................................................................................................................. 1
Total assets ...............................................................................................................................................................
285,335
Liabilities
Payables:
Fund shares redeemed ...................................................................................................................................................... 411
Accrued fees to affiliates .................................................................................................................................................. 161
Other accrued expenses .................................................................................................................................................... 79
Total liabilities ...........................................................................................................................................................
651
Net Assets ...............................................................................................................................................................
$ 284,684

Russell Investment Company
Equity Growth Strategy Fund
See accompanying notes which are an integral part of the financial statements.
Equity Growth Strategy Fund 75
Statement of Assets and Liabilities, continued — October 31, 2022
Amounts in thousands
Net Assets Consist of:
Total distributable earnings (losses) .............................................................................................................................................
$ (28,6 59 )
Shares of beneficial interest .........................................................................................................................................................
252
Additional paid-in capital ............................................................................................................................................................
313,09 1
Net Assets ...............................................................................................................................................................
$ 284,684
Net Asset Value
,
offering and redemption price per share:
Net asset value per share: Class A(#) ........................................................................................................................................... $ 11.90
Maximum offering price per share (Net asset value plus sales charge of 5.75%): Class A ..................................................... $ 12.63
Class A
—
Net assets ........................................................................................................................................................... $ 123,791,434
Class A
—
Shares outstanding ($.01 par value) .................................................................................................................. 10,406,915
Net asset value per share: Class C(#) ........................................................................................................................................... $ 10.17
Class C
—
Net assets ........................................................................................................................................................... $ 90,792,986
Class C
—
Shares outstanding ($.01 par value) .................................................................................................................. 8,928,796
Net asset value per share: Class R1(#) ......................................................................................................................................... $ 12.06
Class R1
—
Net assets ......................................................................................................................................................... $ 2,628,888
Class R1
—
Shares outstanding ($.01 par value) ................................................................................................................ 217,929
Net asset value per share: Class R4(#) ......................................................................................................................................... $ 11.63
Class R4
—
Net assets ......................................................................................................................................................... $ 8,362,053
Class R4
—
Shares outstanding ($.01 par value) ................................................................................................................ 719,106
Net asset value per share: Class R5(#) ......................................................................................................................................... $ 11.38
Class R5
—
Net assets ......................................................................................................................................................... $ 6,566,545
Class R5
—
Shares outstanding ($.01 par value) ................................................................................................................ 576,914
Net asset value per share: Class S(#) ........................................................................................................................................... $ 12.02
Class S
—
Net assets ............................................................................................................................................................ $ 52,542,520
Class S
—
Shares outstanding ($.01 par value) ................................................................................................................... 4,372,136
Amounts in thousands
(>)     Investments in affiliated funds $ 284,907
(#) Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

Russell Investment Company
Equity Growth Strategy Fund
See accompanying notes which are an integral part of the financial statements.
76 Equity Growth Strategy Fund
Statement of Operations — For the Period Ended October 31, 2022
Amounts in thousands
Investment Income
Income distributions from affiliated funds ................................................................................................................................... $ 16, 246
Expenses
Advisory fees ................................................................................................................................................................... 674
Administrative fees .......................................................................................................................................................... 143
Custodian fees .................................................................................................................................................................. 38
Distribution fees - Class A ............................................................................................................................................... 356
Distribution fees - Class C ............................................................................................................................................... 810
Distribution fees - Class R5 ............................................................................................................................................. 18
Transfer agent fees - Class A ........................................................................................................................................... 285
Transfer agent fees - Class C ........................................................................................................................................... 216
Transfer agent fees - Class R1 ......................................................................................................................................... 6
Transfer agent fees - Class R4 ......................................................................................................................................... 24
Transfer agent fees - Class R5 ......................................................................................................................................... 14
Transfer agent fees - Class S ............................................................................................................................................ 129
Professional fees .............................................................................................................................................................. 72
Registration fees ............................................................................................................................................................... 92
Shareholder servicing fees - Class C ............................................................................................................................... 270
Shareholder servicing fees - Class R4 ............................................................................................................................. 30
Shareholder servicing fees - Class R5 ............................................................................................................................. 18
Trustees’ fees .................................................................................................................................................................... 19
Printing fees ..................................................................................................................................................................... 34
Miscellaneous .................................................................................................................................................................. 18
Expenses before reductions .............................................................................................................................................. 3,266
Expense reductions .......................................................................................................................................................... (761)
Net expenses ................................................................................................................................................................................
2,505
Net investment income (loss) .......................................................................................................................................................
13, 741
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments in affiliated funds ......................................................................................................................................... (3,72 1 )
Capital gain distributions from affiliated funds ............................................................................................................... 13,024
Net realized gain (loss) ................................................................................................................................................................
9, 303
Net change in unrealized appreciation (depreciation) on:
Investments in affiliated funds ......................................................................................................................................... (88 , 776 )
Net change in unrealized appreciation (depreciation) ................................................................................................................. (8 8 , 776 )
Net realized and unrealized gain (loss) ........................................................................................................................................ ( 79 , 4 7 3 )
Net Increase (Decrease) in Net Assets from Operations ....................................................................................
$ (65,732)

Russell Investment Company
Equity Growth Strategy Fund
See accompanying notes which are an integral part of the financial statements.
Equity Growth Strategy Fund 77
Statements of Changes in Net Assets
Amounts in thousands
For the Periods Ended October 31,
2022 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss) .............................................................................................................. $ 13, 741 $ 5,21 5
Net realized gain (loss) ....................................................................................................................... 9, 303 38,140
Net change in unrealized appreciation (depreciation) ........................................................................ (8 8 , 776 ) 78,71 7
Net increase (decrease) in net assets from operations .............................................................................. (65,732) 122,072
Distributions
To shareholders
Class A .......................................................................................................................................... (14,086) (1,493)
Class C .......................................................................................................................................... (12,052) (784)
Class R1 ........................................................................................................................................ (293) (52)
Class R4 ........................................................................................................................................ (1,293) (1 50 )
Class R5 ........................................................................................................................................ (707) (66)
Class S .......................................................................................................................................... (6,828) (882)
Net decrease in net assets from distributions ............................................................................................ (35,259) (3,42 7 )
Share Transactions*
Net increase (decrease) in net assets from share transactions ................................................................... (5,550) (63,14 2 )
Total Net Increase (Decrease) in Net Assets ........................................................................
(106,541) 55,503
Net Assets
Beginning of period .................................................................................................................................. 391,225 335,722
End of period .............................................................................................................................................
$ 284,684 $ 391,225

Russell Investment Company
Equity Growth Strategy Fund
See accompanying notes which are an integral part of the financial statements.
78 Equity Growth Strategy Fund
Statements of Changes in Net Assets, continued
* Share transaction amounts (in thousands) for the periods ended October 31, 2022 and October 31, 2021 were as follows:
2022 2021
Shares Dollars Shares Dollars
Class A
Proceeds from shares sold 399 $ 5,506 579 $ 8,383
Proceeds from reinvestment of distributions 963 13,995 103 1,483
Payments for shares redeemed (1,132) (15,529) (1,973) (27,943)
Net increase (decrease)
230 3,972 (1,291) (18,077)
Class C
Proceeds from shares sold 423 5,027 352 4,502
Proceeds from reinvestment of distributions 959 12,020 63 781
Payments for shares redeemed (1,574) (18,517) (2,030) (25,469)
Net increase (decrease)
(192) (1,470) (1,615) (20,186)
Class R1
Proceeds from shares sold 46 596 26 388
Proceeds from reinvestment of distributions 20 292 4 52
Payments for shares redeemed (44) (584) (264) (3,934)
Net increase (decrease)
22 304 (234) (3,494)
Class R4
Proceeds from shares sold 118 1,586 110 1,596
Proceeds from reinvestment of distributions 91 1,293 11 149
Payments for shares redeemed (425) (5,499) (303) (4,215)
Net increase (decrease)
(216) (2,620) (182) (2,470)
Class R5
Proceeds from shares sold 182 2,354 96 1,347
Proceeds from reinvestment of distributions 50 707 5 66
Payments for shares redeemed (161) (2,138) (191) (2,651)
Net increase (decrease)
71 923 (90) (1,238)
Class S
Proceeds from shares sold 399 5,623 394 5,761
Proceeds from reinvestment of distributions 463 6,780 60 876
Payments for shares redeemed (1,373) (19,062) (1,701) (24,314)
Net increase (decrease)
(511) (6,659) (1,247) (17,677)
Total increase (decrease)
(596) $ (5,550) (4,659) $ (63,142)

Russell Investment Company
Equity Growth Strategy Fund
Financial Highlights — For the Periods Ended
See accompanying notes which are an integral part of the financial statements.
80 Equity Growth Strategy Fund
For a Share Outstanding Throughout Each Period.
$
Net Asset Value,
Beginning of
Period
$
Net Investment
Income (Loss)
(a)(b)(d)
$
Net Realized
and Unrealized
Gain (Loss)
$
Total from
Investment
Operations
$
Distributions
from Net
Investment Income
$
Distributions
from Net
Realized Gain
Class A
October 31, 2022 15.88 .59 (3.18) (2.59) (.56) (.83)
October 31, 2021 11.52 .27 4.23 4.50 (.14) —
October 31, 2020 13.16 .32 (1.39) (1.07) (.30) (.27)
October 31, 2019 12.71 .39 .57 .96 (.51) —
October 31, 2018 13.45 .48 (.88) (.40) (.34) —
Class C
October 31, 2022 13.81 .37 (2.68) (2.31) (.50) (.83)
October 31, 2021 10.07 .02 3.80 3.82 (.08) —
October 31, 2020 11.59 .16 (1.17) (1.01) (.24) (.27)
October 31, 2019 11.31 .21 .56 .77 (.49) —
October 31, 2018 12.05 .30 (.74) (.44) (.30) —
Class R1
October 31, 2022 16.08 .6 6 (3.25) (2.59) (.60) (.83)
October 31, 2021 11.66 .38 4.21 4.59 (.17) —
October 31, 2020 13.31 .35 (1.38) (1.03) (.35) (.27)
October 31, 2019 12.82 .47 .54 1.01 (.52) —
October 31, 2018 13.55 .60 (.97) (.37) (.36) —
Class R4
October 31, 2022 15.55 .6 2 (3.1 4 ) (2.52) (.57) (.83)
October 31, 2021 11.29 .26 4.15 4.41 (.15) —
October 31, 2020 12.91 .32 (1.36) (1.04) (.31) (.27)
October 31, 2019 12.46 .38 .59 .97 (.52) —
October 31, 2018 13.19 .51 (.90) (.39) (.34) —
Class R5
October 31, 2022 15.26 . 49 (3.00) (2.51) (.54) (.83)
October 31, 2021 11.08 .19 4.11 4.30 (.12) —
October 31, 2020 12.68 .26 (1.30) (1.04) (.29) (.27)
October 31, 2019 12.28 .36 .55 .91 (.51) —
October 31, 2018 13.02 .44 (.85) (.41) (.33) —
Class S
October 31, 2022 16.02 .6 8 (3.26) (2.58) (.59) (.83)
October 31, 2021 11.62 .32 4.25 4.57 (.17) —
October 31, 2020 13.27 .43 (1.48) (1.05) (.33) (.27)
October 31, 2019 12.79 .43 .57 1.00 (.52) —
October 31, 2018 13.52 .53 (.90) (.37) (.36) —

See accompanying notes which are an integral part of the financial statements.
Equity Growth Strategy Fund 81
$
Total
Distributions
$
Net Asset Value,
End of
Period
%
Total
Return
(c)
$
Net Assets,
End of Period
(000)
%
Ratio of Expenses
to Average
Net Assets,
Gross
(f)
%
Ratio of Expenses
to Average
Net Assets,
Net
(d)(f)
%
Ratio of Net
Investment Income
to Average
Net Assets
(b)(d)
%
Portfolio
Turnover Rate
(1.39) 11.90 (17.79) 123,791 .77 .55 4. 34 10
(.14) 15.88 39.19 161,572 .77 .57 1.85 66
(.57) 11.52 (8.24) 132,157 .78 .57 2.68 42
(.51) 13.16 8.25 168,429 .76 .56 3.10 15
(.34) 12.71 (3.09) 174,672 .75 .57 3.59 15
(1.33) 10.17 (18.39) 90,793 1.52 1.30 3. 15 10
(.08) 13.81 38.02 125,995 1.52 1.32 .14 66
(.51) 10.07 (8.93) 108,096 1.53 1.32 1.54 42
(.49) 11.59 7.52 153,025 1.51 1.31 1.85 15
(.30) 11.31 (3.81) 179,915 1.50 1.32 2.51 15
(1.43) 12.06 (17.57) 2,629 .52 .22 4.8 0 10
(.17) 16.08 39.55 3,145 .52 .24 2.56 66
(.62) 11.66 (7.90) 5,005 .53 .24 2.93 42
(.52) 13.31 8.60 5,828 .51 .24 3.74 15
(.36) 12.82 (2.83) 9,327 .50 .24 4.39 15
(1.40) 11.63 (17.73) 8,362 .77 .47 4. 67 10
(.15) 15.55 39.19 14,544 .77 .49 1.82 66
(.58) 11.29 (8.16) 12,609 .78 .49 2.75 42
(.52) 12.91 8.45 18,531 .76 .49 3.12 15
(.34) 12.46 (3.00) 19,874 .75 .49 3.87 15
(1.37) 11.38 (17.98) 6,567 1.02 .72 3. 78 10
(.12) 15.26 38.94 7,713 1.02 .74 1.37 66
(.56) 11.08 (8.38) 6,605 1.03 .74 2.39 42
(.51) 12.68 8.08 8,455 1.01 .74 2.95 15
(.33) 12.28 (3.27) 10,169 1.00 .74 3.39 15
(1.42) 12.02 (17.57) 52,542 .52 .30 4 . 96 10
(.17) 16.02 39.45 78,256 .52 .32 2.17 66
(.60) 11.62 (8.03) 71,250 .52 .32 3.52 42
(.52) 13.27 8.52 140,333 .51 .31 3.37 15
(.36) 12.79 (2.87) 139,138 .50 .32 3.91 15

Russell Investment Company
Equity Growth Strategy Fund
See accompanying notes which are an integral part of the financial statements.
82 Equity Growth Strategy Fund
Related Party Transactions, Fees and Expenses
Accrued fees payable to affiliates for the period ended October 31, 2022 were as follows:
Transactions (amounts in thousands) during the period ended October 31, 2022 with Underlying Funds which are, or were, an affiliated company are as follows:
Federal Income Taxes
At October 31, 2022, the cost of investments, net unrealized appreciation (depreciation), and components of distributable earnings for income tax purposes were as follows:
For the fiscal years ended October 31, 2022 and October 31, 2021, respectively, the Fund made the following tax basis distributions:
Net investment income and net realized gains (losses) in the financial statements may differ from taxable net investment income and net realized gains (losses). Capital accounts within the financial statements are adjusted for permanent differences between book and tax accounting.  These differences may be due to foreign currency gains or losses, reclassifications of dividends and /or differences in treatment of income from swaps.  These adjustments have no impact on the net assets.
As permitted by tax regulations, the Fund intends to defer a late year ordinary loss of $313,188 incurred from January 1, 2022 to
October 31, 2022, and treat it as arising in the fiscal year 2023.
Administration fees $ 9,968
Distribution fees 82,886
Shareholder servicing fees 21,767
Transfer agent fees 45,763
Trustee fees 833
$ 161,217
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Income
Distributions
Capital Gains
Distributions
Global Real Estate Securities Fund $ 19,612 $ 2,098 $ 2,392 $ 5 $ (5,845) $ 13,478 $ 598 $ 511
Multifactor U.S. Equity Fund 89,079 5,836 14,114 (399) (15,628) 64,774 1,613 4,025
U.S. Small Cap Equity Fund 19,567 4,754 2,713 (310) (6,725) 14,573 2,301 2,216
Emerging Markets Fund 9,426 2,152 774 (231) (4,021) 6,552 310 860
Global Equity Fund 188,466 13,929 21,550 (2,018) (41,304) 137,523 7,865 5,001
Multifactor International Equity
Fund 27,154 2,927 3,287 (275) (6,679) 19,840 1,644 —
Multi-Asset Growth Strategy Fund 38,210 3,190 4,166 (493) (8,574) 28,167 1,915 411
$ 391,514 $ 34,886 $ 48,996 $ (3,721) $ (88,776) $ 284,907 $ 16,246 $ 13,024
Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
Undistributed
Ordinary Income
Undistributed
Long-Term
Capital Gains
(Capital Loss
Carryforward)
$ 323,003,431 $ 7,945,901 $ (46,042,647) $ (38,096,746) $ — $ 9,51 9 , 663
October 31, 2022 October 31, 2021
Ordinary Income
Distributions
Long-Term
Capital Gain
Distributions
Return of
Capital
Ordinary Income
Distributions
Long-Term
Capital Gain
Distributions
Return of
Capital
$ 14,148,071 $ 21,111,103 $ — $ 3,426,575 $ — $ —

Russell Investment Company
Equity Growth Strategy Fund
See accompanying notes which are an integral part of the financial statements.
Equity Growth Strategy Fund 83
At October 31, 2022, the Statement of Assets and Liabilities has been adjusted by the following amounts (in thousands):
Total distributable earnings (losses)
$ 3
Additional paid-in capital
(3)
Federal Income Taxes, continued

Russell Investment Company
LifePoints
®
Funds
Notes to Financial Highlights — October 31, 2022
84 Notes to Financial Highlights
(a) Average daily shares outstanding were used for this calculation.
(b) Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the Underlying Funds in which the
Fund invests.
(c) Total return for Class A does not reflect a front-end sales charge. If sales charges were included, the total return would be lower.
(d) May reflect amounts waived and/or reimbursed by Russell Investment Management, LLC (“RIM”) and/or Russell Investments Fund Services,
LLC (“RIFUS”).
(e) Less than $.01 per share.
(f) The calculation includes only those expenses charged directly to the Fund and does not include expenses charged to the Underlying Funds in which the Fund invests.

Russell Investment Company
LifePoints
®
Funds
Notes to Financial Statements — October 31, 2022
Notes to Financial Statements 85
1. Organization
Russell Investment Company (the “Investment Company” or “RIC”) is a series investment company with 31 different investment portfolios referred to as funds. These financial statements report on five of these funds (each a “Fund” and collectively the “Funds”).
The Investment Company is registered under the Investment Company Act of 1940, as amended (“Investment Company Act”), as an open-end management investment company. It is organized and operated as a Massachusetts business trust under a Fourth
Amended and Restated Master Trust Agreement dated December 7, 2020, as amended (“Master Trust Agreement”), and the provisions of Massachusetts law governing the operation of a Massachusetts business trust. The Investment Company’s Master
Trust Agreement permits the Board of Trustees (the “Board”) to issue an unlimited number of shares of beneficial interest. Each of the Funds is diversified. Under the Investment Company Act, a diversified company is defined as a management company which meets the following requirements: at least 75% of the value of its total assets is represented by cash and cash equivalents
(including receivables), government securities, securities of other investment companies, and other securities for the purposes of this calculation limited in respect of any one issuer to an amount not greater in value than five percent of the value of the total assets of such management company and to not more than 10% of the outstanding voting securities of such issuer. Unless otherwise specified, “period” (as used within the financial statements) refers to the fiscal year ended October 31, 2022.
Each of the Funds listed in the table below is a “fund of funds” and diversifies its assets by investing in shares of several other
RIC funds (the “Underlying Funds”). These financial statements should be read in conjunction with the financial statements of the Underlying Funds, which can be obtained at russellinvestments.com. Each Fund seeks to achieve its specific investment objective by investing in different combinations of Underlying Funds.
The following table shows each Fund’s approximate target strategic asset allocation to equity, fixed income, multi-asset and alternative asset classes effective on March 1, 2022. As of October 31, 2022, the equity Underlying Funds in which the Funds may invest include the Sustainable Equity, U.S. Small Cap Equity, Global Equity, Emerging Markets, Multifactor U.S. Equity,
and Multifactor International Equity Funds. The fixed income Underlying Funds in which the Funds may invest include the
Opportunistic Credit, Unconstrained Total Return, Strategic Bond, Investment Grade Bond, Short Duration Bond and Multifactor
Bond Funds. The multi-asset Underlying Funds in which the Funds may invest include the Multi-Strategy Income and Multi-
Asset Growth Strategy Funds. The alternative Underlying Funds in which the Funds may invest include the Global Infrastructure and Global Real Estate Securities Funds. Each Fund intends its strategy of investing in combinations of equity, fixed income, multi-asset and alternative Underlying Funds to result in investment diversification that an investor could otherwise achieve only by holding numerous individual investments. A Fund’s actual allocation may vary from the target strategic asset allocation at any point in time due to market movements and/or due to the implementation over a period of time of a change to the target strategic asset allocation including the addition of a new Underlying Fund. There may be no changes in the asset allocation or to the Underlying Funds in a given period or such changes may be made one or more times in a period.
* As described above, actual asset allocation may vary.
# Alternative Underlying Funds pursue investment strategies that differ from those of traditional broad market equity or fixed income funds.
2. Significant Accounting Policies
The Funds’ financial statements are prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”)
which require the use of management estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Funds are considered investment companies under U.S. GAAP and follow the accounting and reporting guidance applicable to investment companies. The following is a summary of the significant accounting policies consistently followed by each Fund in the preparation of its financial statements.
Security Valuation
The Underlying Funds value portfolio instruments according to securities valuation procedures and pricing sources and services, which include market value procedures, fair value procedures, other key valuation procedures and a description of the pricing
Asset Allocation*
Conservative
Strategy Fund
Moderate
Strategy Fund
Balanced
Strategy Fund
Growth
Strategy Fund
Equity Growth
Strategy Fund
Equity 17% 38% 58% 74% 85%
Fixed Income 66% 49% 30% 11% —%
Multi-Asset 15% 10% 8% 10% 10%
Alternative# 2% 3% 4% 5% 5%

Russell Investment Company
LifePoints
®
Funds
Notes to Financial Statements, continued — October 31, 2022
86 Notes to Financial Statements
sources and services used by the Underlying Funds. With respect to an Underlying Fund’s investments that do not have readily available market quotations, the Trustees have designated Russell Investment Management, LLC (“RIM”) as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the 1940 Act. The Funds value the shares of the Underlying Funds at the current net asset value (“NAV”) per share of each Underlying Fund. The Funds have adopted the authoritative guidance under U.S. GAAP for estimating the fair value of investments in funds that have calculated NAV per share in accordance with the specialized accounting guidance for investment companies. Accordingly, the Funds estimate the fair value of an investment in a fund using the NAV per share without further adjustment as a practical expedient, if the NAV per share of the investment is determined in accordance with the specialized accounting guidance for investment companies as of the reporting entity’s measurement date.
U.S. GAAP defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods, requires a separate disclosure of the fair value hierarchy for each major category of assets and liabilities, and segregates fair value measurements into levels (Level 1, 2, and 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:
Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.
Level 2 — Inputs other than quoted prices included within Level 1 that are observable, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, and inputs such as interest rates, yield curves, implied volatilities, credit spreads or other market corroborated inputs.
Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by RIM, that are used in determining the fair value of investments.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
The valuation techniques and significant inputs used in determining the fair market values of financial instruments categorized as Level 1 and Level 2 of the fair value hierarchy are as follows:
Equity securities, including common and preferred stock, short securities, ETFs and restricted securities that are traded on a national securities exchange (or reported on the NASDAQ national market), are stated at the last reported sales price on the day of valuation or official closing price, as applicable. To the extent these securities are actively traded, and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.
Investments in investment funds that are not traded on a national securities exchange (or reported on the NASDAQ national market) will be valued based upon the NAV of such investments.
As of October 31, 2022, all investments held were classified as Level 1 within the fair value hierarchy.
Investment Transactions
Investment transactions are reflected as of the trade date for financial reporting purposes. This may cause the NAV stated in the financial statements to be different from the NAV at which shareholders may transact. Realized gains and losses from securities transactions, if applicable, are recorded on the basis of specific identified cost incurred.
Investment Income
Distributions of income and capital gains from the Funds or Underlying Funds are recorded on the ex-dividend date.

Russell Investment Company
LifePoints
®
Funds
Notes to Financial Statements, continued — October 31, 2022
Notes to Financial Statements 87
Federal Income Taxes
Since the Investment Company is a Massachusetts business trust, each Fund is a separate corporate taxpayer and determines its net investment income and capital gains (or losses) and the amounts to be distributed to each Fund’s shareholders without regard to the income and capital gains (or losses) of the other Funds.
Each Fund intends to qualify or continue to qualify as a regulated investment company under Subchapter M of the Internal
Revenue Code of 1986, as amended (the “Code”) and intends to distribute all of its taxable income and capital gains. Therefore, no federal income tax provision is required for the Funds.
The Funds comply with the authoritative guidance for uncertainty in income taxes which requires management to determine whether a tax position of the Funds is more likely than not to be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. For tax positions meeting the more likely than not threshold, the tax amount recognized in the financial statements is reduced by the largest benefit that has a greater than
50% likelihood of being realized upon ultimate settlement with the relevant taxing authority. Management determined that no accruals need to be made in the financial statements due to uncertain tax positions. Management continually reviews and adjusts the Funds’ liability for income taxes based on analyses of tax laws and regulations, as well as their interpretations, and other relevant factors.
Each Fund files a U.S. tax return. As of October 31, 2022, the Funds had recorded no liabilities for net unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in future tax returns. While the statute of limitations remains open to examine the Funds’ U.S. tax returns filed for the fiscal years ended October 31, 2019 through October 31,
2021, no examinations are in progress or anticipated at this time. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
Dividends and Distributions to Shareholders
Income dividends, capital gain distributions and return of capital, if any, are recorded on the ex-dividend date. Income dividends are generally declared and paid quarterly. Capital gain distributions are generally declared and paid annually. An additional distribution may be paid by the Funds to avoid imposition of federal income and excise tax on any remaining undistributed capital gains and net investment income.
The timing and characterization of certain income and capital gain distributions are determined in accordance with federal tax regulations which may differ from U.S. GAAP. As a result, net investment income and net realized gain (or loss) on investments and foreign currency-related transactions for a reporting period may differ significantly from distributions during such period.
The differences between tax regulations and U.S. GAAP primarily relate to investments in options, futures, forward contracts, swap contracts, the Underlying Funds sold at a loss, wash sale deferrals and capital loss carryforwards. Accordingly, the Funds may periodically make reclassifications among certain of their capital accounts without impacting their NAVs.
Expenses
Expenses included in the accompanying financial statements reflect the expenses of each Fund and do not include those expenses incurred by the Underlying Funds. Because the Underlying Funds have varied expense and fee levels and the Funds may own different proportions of the Underlying Funds at different times, the amount of the Underlying Funds’ fees and expenses incurred indirectly by the Funds will vary.
The Funds pay their own expenses other than those expressly assumed by RIM, the Funds’ adviser, or Russell Investments Fund
Services, LLC (“RIFUS”). Most expenses can be directly attributed to the individual Funds. Expenses which cannot be directly attributed to a specific Fund are allocated among all Funds principally based on their relative net assets.
Class Allocation
Each of the Funds presented herein may offer certain of the following classes of shares: Class A, Class C, Class C1, Class
M, Class R1, Class R4, Class R5 and Class S. All share classes have identical voting, dividend, liquidation and other rights, preferences, powers, restrictions, limitations, qualifications and the same terms and conditions. The separate classes of shares differ principally in the applicable sales charges, transfer agent fees, distribution fees and shareholder servicing fees. Shareholders of each class bear certain expenses that pertain to that particular class. Realized and unrealized gains (losses), investment income, and expenses with the exception of class level expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class.

Russell Investment Company
LifePoints
®
Funds
Notes to Financial Statements, continued — October 31, 2022
88 Notes to Financial Statements
Guarantees
In the normal course of business, the Funds may enter into contracts that contain a variety of representations which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.
LIBOR
The Underlying Funds may invest in certain instruments including, but not limited to, repurchase agreements, collateralized loan obligations and mortgage-backed securities, that rely in some fashion upon London Interbank Offer Rate ("LIBOR").
LIBOR is an average interest rate, determined by the ICE Benchmark Administration, that banks charge one another for the use of short-term money. The United Kingdom’s Financial Conduct Authority (“FCA”), which regulates LIBOR, announced plans to phase out the use of LIBOR by the end of 2021. However, subsequent announcements by the FCA, the LIBOR administrator and other regulators indicate that it is possible that certain of the most widely used LIBORs may continue until mid-2023.
There remains uncertainty regarding the future utilization of LIBOR and the nature of any replacement rate (e.g., the Secured
Overnight Financing Rate, which is intended to replace U.S. dollar LIBOR and measures the cost of overnight borrowings through repurchase agreement transactions collateralized with U.S. Treasury securities). Any potential effects of the transition away from LIBOR on the Underlying Funds or on certain instruments in which an Underlying Fund invests can be difficult to ascertain, and they may vary depending on factors that include, but are not limited to: (i) existing fallback or termination provisions in individual contracts and (ii) whether, how, and when industry participants develop and adopt new reference rates and fallbacks for both legacy and new products and instruments. For example, certain of the Underlying Funds’ investments may involve individual contracts that have no existing fallback provision or language that contemplates the discontinuation of LIBOR, and those investments could experience increased volatility or illiquidity as a result of the transition process. In addition, interest rate provisions included in such contracts may need to be renegotiated in contemplation of the transition away from LIBOR. The transition may also result in a reduction in the value of certain instruments held by an Underlying Fund, including those described in this paragraph, or a reduction in the effectiveness of related Underlying Fund transactions such as hedges. Any such effects of the transition away from LIBOR, as well as other unforeseen effects, could result in losses to an
Underlying Fund and any Fund invested in such Underlying Fund.
Market, Credit and Counterparty Risk
In the normal course of business, the Underlying Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to a transaction to perform
(credit risk). Similar to credit risk, the Underlying Funds may also be exposed to counterparty risk or risk that an institution or other entity with which the Underlying Funds have unsettled or open transactions will default. The potential loss could exceed the value of the relevant assets recorded in the Underlying Funds’ financial statements (the “Assets”). The Assets consist principally of cash due from counterparties and investments. The extent of the Underlying Funds’ exposure to market, credit and counterparty risks with respect to the Assets approximates their carrying value as recorded in the Underlying Funds’ Statements of Assets and Liabilities.
Global economies and financial markets are becoming increasingly interconnected and political and economic conditions
(including recent instability and volatility due to international trade disputes) and events (including natural disasters, pandemics, epidemics, social unrest and government shutdowns) in one country, region or financial market may adversely impact issuers in a different country, region or financial market. As a result, issuers of securities held by an Underlying Fund may experience significant declines in the value of their assets and even cease operations. Such conditions and/or events may not have the same impact on all types of securities and may expose an Underlying Fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by an Underlying Fund. This could cause an Underlying Fund to underperform other types of investments.
From time to time, outbreaks of infectious illness, public health emergencies and other similar issues (“public health events”)
may occur in one or more countries around the globe. Such public health events have had significant impacts on both the country in which the event is first identified as well as other countries in the global economy. Public health events have reduced consumer demand and economic output in one or more countries subject to the public health event, resulted in restrictions on trading and market closures (including for extended periods of time), increased substantially the volatility of financial markets, and, more generally, have had a significant negative impact on the economy of the country or countries subject to the public health event.
Public health events have also adversely affected the global economy, global supply chains and the securities in which the

Russell Investment Company
LifePoints
®
Funds
Notes to Financial Statements, continued — October 31, 2022
Notes to Financial Statements 89
Underlying Fund’s invest across a number of industries, sectors and asset classes. The extent of the impact depends on, among other factors, the scale and duration of any such public health event. Public health events have resulted in the governments of affected countries taking potentially significant measures to seek to mitigate the transmission of the infectious illness or other public health issue including, among other measures, imposing travel restrictions and/or quarantines and limiting the operations of non-essential businesses. Any of these events could adversely affect an Underlying Fund’s investments and performance, including by exacerbating other pre-existing political, social and economic risks. Governmental authorities and other entities may respond to such events with fiscal and/or monetary policy changes. It is not guaranteed that these policy changes will have their intended effect and it is possible that the implementation of or subsequent reversal of such policy changes could increase volatility in financial markets, which could adversely affect an Underlying Fund’s investments and performance.
3. Investment Transactions
Underlying Funds
During the period ended October 31, 2022, purchases and sales of Underlying Funds were as follows:
4. Related Party Transactions, Fees and Expenses
Adviser, Administrator, Transfer and Dividend Disbursing Agent
RIM provides or oversees the provision of all investment advisory and portfolio management services for the Funds. RIFUS is the Funds’ administrator and transfer agent. RIFUS, in its capacity as the Funds’ administrator, provides or oversees the provision of all administrative services for the Funds. RIFUS, in its capacity as the Funds’ transfer agent and dividend disbursing agent, is responsible for providing transfer agency and dividend disbursing services to the Funds. RIFUS is a wholly-owned subsidiary of RIM. RIM is an indirect, wholly-owned subsidiary of Russell Investments Group, Ltd.
An affiliated company is a company in which a Fund has ownership of at least 5% of the voting securities or which the Fund controls, is controlled by or is under common control with. See each Fund’s Related Party Transactions, Fees and Expenses for
disclosure of transactions with affiliated companies.
The Funds pay an advisory fee of 0.20% and administrative fee of up to 0.0425% based upon the average daily net assets of the
Funds paid monthly. The following shows the total amount of each of these fees paid by the Funds for the period ended October
31, 2022:
Waivers and Reimbursements
RIM has agreed to certain waivers of its advisory fees as follows:
For the Conservative Strategy Fund, RIM has contractually agreed, until February 28, 2023, to waive up to the full amount of its 0.20% advisory fee and then to reimburse the Fund for other direct Fund-level expenses to the extent that direct Fund-level expenses exceed 0.12% of the average daily net assets of the Fund on an annual basis. Direct Fund-level operating expenses do not include transfer agency fees, Rule 12b-1 distribution fees, shareholder servicing fees, infrequent and/or unusual expenses or the expenses of other investment companies in which the Funds invest which are borne indirectly by the Funds. These waivers and reimbursements may not be terminated during the relevant period except with Board approval.
Purchases Sales
Conservative Strategy Fund $ 9,536,669 $ 35,6 8 1,740
Moderate Strategy Fund 16,329,810 42, 808 ,135
Balanced Strategy Fund 73,875,949 185, 502 ,550
Growth Strategy Fund 76,269,862 138, 887 ,730
Equity Growth Strategy Fund 34,885,617 48, 995 ,922
Advisory Administrative
Conservative Strategy Fund
$ 240,263 $ 51,056
Moderate Strategy Fund
386,082 82,043
Balanced Strategy Fund
1,765,409 375,149
Growth Strategy Fund
1,559,626 331,420
Equity Growth Strategy Fund
673,900 143,204

Russell Investment Company
LifePoints
®
Funds
Notes to Financial Statements, continued — October 31, 2022
90 Notes to Financial Statements
For the Moderate Strategy Fund, RIM has contractually agreed, until February 28, 2023, to waive up to the full amount of its
0.20% advisory fee and then to reimburse the Fund for other direct Fund-level expenses to the extent that direct Fund-level expenses exceed 0.12% of the average daily net assets of the Fund on an annual basis. Direct Fund-level operating expenses do not include transfer agency fees, Rule 12b-1 distribution fees, shareholder servicing fees, infrequent and/or unusual expenses or the expenses of other investment companies in which the Funds invest which are borne indirectly by the Funds. These waivers and reimbursements may not be terminated during the relevant period except with Board approval.
For the Balanced Strategy Fund, RIM has contractually agreed, until February 28, 2023, to waive up to the full amount of its
0.20% advisory fee and then to reimburse the Fund for other direct Fund-level expenses to the extent that direct Fund-level expenses exceed 0.12% of the average daily net assets of the Fund on an annual basis. Direct Fund-level operating expenses do not include transfer agency fees, Rule 12b-1 distribution fees, shareholder servicing fees, infrequent and/or unusual expenses or the expenses of other investment companies in which the Funds invest which are borne indirectly by the Funds. These waivers and reimbursements may not be terminated during the relevant period except with Board approval.
For the Growth Strategy Fund, RIM has contractually agreed, until February 28, 2023, to waive up to the full amount of its
0.20% advisory fee and then to reimburse the Fund for other direct Fund-level expenses to the extent that direct Fund-level expenses exceed 0.099% of the average daily net assets of the Fund on an annual basis. Direct Fund-level operating expenses do not include transfer agency fees, Rule 12b-1 distribution fees, shareholder servicing fees, infrequent and/or unusual expenses or the expenses of other investment companies in which the Funds invest which are borne indirectly by the Funds. These waivers and reimbursements may not be terminated during the relevant period except with Board approval.
For the Equity Growth Strategy Fund, RIM has contractually agreed, until February 28, 2023, to waive up to the full amount of its 0.20% advisory fee and then to reimburse the Fund for other direct Fund-level expenses to the extent that direct Fund-level expenses exceed 0.09% of the average daily net assets of the Fund on an annual basis. Direct Fund-level operating expenses do not include transfer agency fees, Rule 12b-1 distribution fees, shareholder servicing fees, infrequent and/or unusual expenses or the expenses of other investment companies in which the Funds invest which are borne indirectly by the Funds. These waivers and reimbursements may not be terminated during the relevant period except with Board approval.
Transfer and Dividend Disbursing Agent
RIFUS serves as transfer agent and provides dividend disbursing services to the Funds. For this service, RIFUS is paid a fee based upon the average daily net assets of the Funds for transfer agency and dividend disbursing services. Transfer agency fees are class-level expenses and may differ by class. RIFUS retains a portion of this fee for services provided to the Funds and pays the balance to unaffiliated agents who assist in providing these services. Transfer agency fees paid by the Funds presented herein for the period ended October 31, 2022 were as follows:
RIFUS has contractually agreed to waive, through February 28, 2023, a portion of its transfer agency fees for certain classes of certain Funds as set forth below:
Amount
Conservative Strategy Fund
$ 240,263
Moderate Strategy Fund
386,082
Balanced Strategy Fund
1,765,409
Growth Strategy Fund
1,559,626
Equity Growth Strategy Fund
673,900

Russell Investment Company
LifePoints
®
Funds
Notes to Financial Statements, continued — October 31, 2022
Notes to Financial Statements 91
As of October 31, 2022, RIM and RIFUS waived and reimbursed the following expenses:
RIM does not have the ability to recover amounts waived or reimbursed from previous periods.
Distributor and Shareholder Servicing
Russell Investments Financial Services, LLC (the “Distributor”), a wholly owned subsidiary of RIM, serves as distributor for
RIC, pursuant to a distribution agreement with RIC.
The Investment Company has distribution plans pursuant to Rule 12b-1 (the “Plans”) under the Investment Company Act. Under the Plans, the Investment Company is authorized to make payments to the Distributor or any selling agents, as defined in the
Plans, for sales support services provided, and related expenses incurred which are primarily intended to result in the sale of the
Class A, Class C and Class R5 Shares subject to the Plan. 12b-1 distribution payments are 0.25% of the average daily net assets of a Fund’s Class A or Class R5 Shares or 0.75% of the average daily net assets of a Fund’s Class C Shares on an annual basis.
In addition, the Investment Company has adopted shareholder services plans under which the Funds may make payments to the
Distributor or any servicing agent for any activities or expenses primarily intended to assist, support or service the servicing agents’ clients who beneficially own Class C, Class R4 and Class R5 Shares of the Funds. The shareholder servicing payments shall not exceed 0.25% of the average daily net assets of a Fund’s Class C, Class R4 and Class R5 Shares on an annual basis.
The aggregate initial sales charges, contingent deferred sales charges (“CDSC”) and asset-based sales charges on Class A,
Class C, Class R4 and Class R5 Shares of the Funds may not exceed 7.25%, 6.25%, 6.25% and 6.25%, respectively, of total gross sales, subject to certain exclusions. Pursuant to the rules of the Financial Industry Regulatory Authority (“FINRA”), these limitations are imposed at the class level on each class of shares of each Fund rather than on a per shareholder basis. Therefore, long-term shareholders of the Class A, Class C, Class R4 or Class R5 Shares may pay more than the economic equivalent of the maximum sales charges permitted by FINRA.
Aggregate initial sales charges and CDSC do not represent expenses of the Funds. These charges are deducted from the proceeds of sales of fund shares prior to investment, or from redemption proceeds prior to remittance, as applicable. The Distributor has advised the Funds of the following commission transactions related to the sales and redemptions of the Funds’ Class A Shares for the period ended October 31, 2022:
Funds/Classes Waivers
Conservative Strategy Fund – Class A & C
0.08%
Conservative Strategy Fund – Class S
0.02%
Conservative Strategy Fund – Class R1, R4 & R5
0.15%
Moderate Strategy Fund – Class A, C, R1, R4 & R5
0.08%
Balanced Strategy Fund – Class A & C
0.10%
Balanced Strategy Fund – Class R1, R4 & R5
0.06%
Growth Strategy Fund – Class R1, R4 & R5
0.05%
Equity Growth Strategy Fund – Class R1, R4 & R5
0.08%
RIM Waiver
RIM Reimbursement
RIFUS Waiver Total
Conservative Strategy Fund
$ 240,263 $ 104,346 $ 93,887 $ 438,496
Moderate Strategy Fund
386,082 77,745 132,895 596,722
Balanced Strategy Fund
1,486,646 — 731,152 2,217,798
Growth Strategy Fund
1,504,711 — 32,225 1,536,936
Equity Growth Strategy Fund
673,900 69,724 17,570 761,194
CDSC Retained by
Distributor
Aggregate
Front-End
Sales Charges
Front-End
Sales Charges
Retained by
Distributor
Conservative Strategy Fund $ — $ 18,088 $ 2,953
Moderate Strategy Fund 3,615 26,231 4,570
Balanced Strategy Fund 2,365 218,038 39,408
Growth Strategy Fund — 256,810 41,623
Equity Growth Strategy Fund — 85,873 13,787

Russell Investment Company
LifePoints
®
Funds
Notes to Financial Statements, continued — October 31, 2022
92 Notes to Financial Statements
Board of Trustees
The Russell Investments fund complex consists of RIC, which has 31 funds and Russell Investment Funds (“RIF”), which has nine funds. Each of the Trustees on the Board is a Trustee of RIC and RIF. The Russell Investments fund complex compensates each Trustee who is not an employee of RIM or its affiliates. Trustee compensation and expenses are allocated to each Fund based on its net assets relative to other funds in the Russell Investments fund complex.
For the period ended October 31, 2022, the regular compensation paid to the Trustees by the Russell Investments fund complex was $2,226,400.
5. Federal Income Taxes
As of October 31, 2022, there were no net tax basis capital loss carryforwards which may be applied against any net realized taxable gains in each succeeding period.
6. Record Ownership
As of October 31, 2022, the following table includes shareholders of record with greater than 10% of the total outstanding shares of each respective Fund:
7. Line of Credit
The Funds participate in a $200 million unsecured line of credit agreement with State Street Bank and Trust Company (the
“Credit Agreement”), which is currently in effect through March 15, 2023, but may be renewed on an annual basis thereafter.
Borrowings made by the Funds will be utilized solely for temporary or emergency purposes as contemplated by the Investment
Company Act including, without limitation, funding shareholder redemptions. Interest on borrowing is charged to a Fund at a variable rate as determined in accordance with the Credit Agreement. In addition, a commitment fee computed at an annual rate of 0.20% on the daily unused portion of the line of credit is allocated among the participating Funds pro-rata based on average daily net assets for the applicable period. The Funds are subject to certain covenants contained in the Credit Agreement. Failure to comply with these covenants could cause the acceleration of the repayment of the amount outstanding under the Credit
Agreement.
Expenses associated with the line of credit, such as legal fees and the commitment fee, are shown on the Statement of Operations as miscellaneous fees. The Funds did not make any borrowings under the line of credit during the period ended October 31,
2022.
8. Subsequent Events
Management has evaluated the events and/or transactions that have occurred through the date the financial statements were issued and determined no events have occurred that require disclosure.
# of Shareholders %
Conservative Strategy Fund 3 62.9
Moderate Strategy Fund 2 57.4
Balanced Strategy Fund 3 66.7
Growth Strategy Fund 2 60.7
Equity Growth Strategy Fund 3 61.6

Report of Independent Registered Public Accounting Firm
Report of Independent Registered Public Accounting Firm 93
To the Board of Trustees of Russell Investment Company and Shareholders of Conservative Strategy Fund, Moderate Strategy
Fund, Balanced Strategy Fund, Growth Strategy Fund and Equity Growth Strategy Fund
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Conservative
Strategy Fund, Moderate Strategy Fund, Balanced Strategy Fund, Growth Strategy Fund and Equity Growth Strategy Fund (five of the funds constituting Russell Investment Company, hereafter collectively referred to as the “Funds”) as of October 31, 2022, the related statements of operations for the year ended October 31, 2022, the statements of changes in net assets for each of the two years in the period ended October 31, 2022, including the related notes, and the financial highlights for each of the five years in the period ended October 31, 2022 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of October 31, 2022, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended October
31, 2022 and each of the financial highlights for each of the five years in the period ended October 31, 2022 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the
Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting
Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the
U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2022 by correspondence with the transfer agent. We believe that our audits provide a reasonable basis for our opinions.
December 22, 2022
We have served as the auditor of one or more investment companies in the Russell Investments family of funds since 1981.
PricewaterhouseCoopers LLP, 1420 Fifth Avenue, Suite 2800, Seattle, WA 98101
T: (206) 398 3000, F: (206) 398 3100, www.pwc.com/us

Russell Investment Company
LifePoints
®
Funds
Tax Information — October 31, 2022 (Unaudited)
94 Tax Information
For the tax year ended October 31, 2022, the Funds hereby designate 100%, or the maximum amount allowable, of its net taxable income as qualified dividends taxed at individual net capital gain rates.
For the tax year ended October 31, 2022, the Funds hereby designate under Section 871(k)(2)(c) of the Code, the maximum amount allowable as a short term capital gain dividend for purposes of the tax imposed under Section 871(a)(1)(A) of the Code.
This applies to nonresident alien shareholders only.
The Form 1099 you receive in January 2023 will show the tax status of all distributions paid to your account in calendar year
2022.
The Funds designate dividends distributed during the fiscal year as qualifying for the dividends received deduction for corporate shareholders as follows:
Pursuant to Section 852 of the Internal Revenue Code, the Funds designate the following amounts as long-term capital gain dividends for their taxable year ended October 31, 2022:
The Funds listed below paid foreign taxes and recognized foreign source income during the taxable year ended October 31, 2022.
Pursuant to Section 853 of the Internal Revenue Code, the Funds designate the following per share amounts of foreign taxes paid and income earned from foreign sources:
Please consult a tax adviser for any questions about federal or state income tax laws.
Conservative Strategy Fund 28.1%
Moderate Strategy Fund 26.6%
Balanced Strategy Fund 33.3%
Growth Strategy Fund 48.3%
Equity Growth Strategy Fund 50.5%
Conservative Strategy Fund $ 4,917,277
Moderate Strategy Fund 14,411,168
Balanced Strategy Fund 110,999,042
Growth Strategy Fund 96,198,207
Equity Growth Strategy Fund 21,111,103
Fund Name Foreign Taxes Paid
Foreign Taxes
Paid Per Share
Foreign Source
Income
Foreign Source
Income Per Share
Conservative Strategy Fund $ 41,632 $ 0.0035 $ 352,278 $ 0.0296
Moderate Strategy Fund 120,528 0.0063 1,121,536 0.0587
Balanced Strategy Fund 835,337 0.0101 7,867,349 0.0948
Growth Strategy Fund 897,072 0.0135 8,652,943 0.1300
Equity Growth Strategy Fund 453,432 0.0180 4,353,932 0.1726

Russell Investment Company
LifePoints
®
Funds
Basis for Approval of Investment Advisory Contracts — October 31, 2022
(Unaudited)
Basis for Approval of Investment Advisory Contracts 95
Approval of Investment Advisory Agreement
The Investment Company Act of 1940, as amended (the “1940 Act”), requires that the Board of Trustees (the “Board”), including a majority of its members who are not considered to be “interested persons” under the 1940 Act (the “Independent Trustees”)
voting separately, approve for an initial term not to exceed two years and, thereafter, approve the continuation of the advisory agreement with Russell Investment Management, LLC (“RIM”) (the “RIM Agreement”) and the portfolio management contract with each Money Manager of the funds (collectively, the “portfolio management contracts” and, with the RIM Agreement, the
“Agreements”) in which the Funds invest (the “Underlying Funds”) on at least an annual basis and that the terms and conditions of the RIM Agreement and the terms and conditions of each portfolio management contract provide for its termination if continuation is not approved annually. The Board, including all of the Independent Trustees, considered and approved the continuation of the
Agreements at a meeting held by video conference on May 23, 2022 (the “Agreement Evaluation Meeting”) in reliance on the exemptive order for temporary, conditional relief from the in-person voting requirement of Section 15(c) of the 1940 Act provided by the U.S. Securities and Exchange Commission (the “SEC”). During the course of a year, the Trustees receive a wide variety of materials regarding, among other things, the investment performance of the Funds and Underlying Funds, sales and redemptions of the Funds’ and Underlying Funds’ shares, management of the Funds and the Underlying Funds and other services provided by
RIM (and its affiliates) and the Money Managers and compliance with applicable regulatory requirements. In preparation for the annual review, the Independent Trustees, with the advice and assistance of their independent counsel (“Independent Counsel”), also requested and the Board considered (1) information and reports prepared by RIM relating to the services provided by RIM (and its affiliates) and the Money Managers to the Funds and the Underlying Funds; (2) information and reports prepared by RIM relating to the profitability of each Fund and Underlying Fund to RIM (and its affiliates); and (3) information received from an independent, nationally recognized provider of investment company information comparing (i) the performance of the Funds and the Underlying
Funds over various time periods and (ii) the Funds’ and the Underlying Funds’ respective operating expenses as of each Fund’s last fiscal year end, with other peer funds not managed by RIM, believed by the provider to be generally comparable to the Funds and the Underlying Funds (the “Third-Party Information”). The Third-Party Information provided performance comparisons for the Class A and Class S shares and operating expense comparisons for Class A shares of the Funds, and performance comparisons and operating expense comparisons for Class S shares of the Underlying Funds, except for the Multifactor Bond Fund, which had only Class Y shares outstanding at the time the Third-Party Information was prepared. In the case of each Fund, its other peer funds are collectively hereinafter referred to as the Fund’s “Comparable Funds,” and, with the Fund, such Comparable Funds are collectively hereinafter referred to as the Fund’s “Performance Universe” in the case of performance comparisons and the Fund’s
“Expense Group” in the case of operating expense comparisons. The foregoing and other information received by the Board, including the Independent Trustees, in connection with its evaluations of the Agreements are collectively called the “Agreement
Evaluation Information.” The Trustees’ evaluations also reflected the knowledge and familiarity gained as Board members of the
Funds and the other RIM-managed funds for which the Board has supervisory responsibility, including the Underlying Funds
(“Other RIM Funds”), with respect to services provided by RIM, RIM’s affiliates and each Money Manager. The Trustees received a memorandum from counsel to the Funds and the Underlying Funds (“Fund Counsel”) discussing the legal standards for their consideration of the continuations of the Agreements, and the Independent Trustees separately received a memorandum regarding their responsibilities from their Independent Counsel.
At a meeting held in person on April 25, 2022, the Independent Trustees met privately with Independent Counsel to discuss the
Agreement Evaluation Information received to that date. At a meeting held in person on April 26, 2022 (the “Agreement Information
Review Meeting”), the Board, including the Independent Trustees, in preparation for the Agreement Evaluation Meeting, met: (1) in
an executive session with a representative of TA Associates Management, L.P. (“TA Associates”), at which (i) Independent Counsel,
(ii) Fund Counsel, (iii) the Chief Financial Officer and Chief Legal Officer of RIM’s parent company, and (iv) the President, Chief
Executive Officer and non-Independent Trustee of the Funds, who is also the Chief Administrative Officer of RIM’s parent company, were present; (2) met with representatives of RIM; and then (3) the Independent Trustees met in a private session with Independent
Counsel at which no representatives of RIM or the Funds’ management were present to further review and discuss the Agreement
Evaluation Information received to that date. On the basis of that review, at the conclusion of the Agreement Information Review
Meeting, the Independent Trustees communicated additional questions and requested additional Agreement Evaluation Information.
Certain additional Agreement Evaluation Information requested at the Agreement Information Review Meeting was provided to the Board on May 11, 2022. On May 16, 2022, the Independent Trustees met by video conference with representatives of RIM and then met in private session with Independent Counsel to further discuss the Agreement Evaluation Information and review the additional Agreement Evaluation Information provided to date. After May 16, 2022, the Board Chair engaged in discussions with representatives of management regarding the Independent Trustees’ requests relating to the additional Agreement Evaluation

Russell Investment Company
LifePoints
®
Funds
Basis for Approval of Investment Advisory Contracts, continued —
(Unaudited)
96 Basis for Approval of Investment Advisory Contracts
Information. On May 19, 2022, the Board was provided with updated information in response to the additional Agreement Evaluation
Information requested at the Agreement Information Review Meeting and subsequent thereto.
At the Agreement Evaluation Meeting, the Independent Trustees again met by video conference in a private session with Independent
Counsel to review the additional or updated Agreement Evaluation Information received to that date. At the Agreement Evaluation
Meeting, the Board, including the Independent Trustees, considered the proposed continuance of the Agreements with RIM, Fund management, Independent Counsel and Fund Counsel. The Board considered that the Agreement Evaluation Information and presentations made by RIM at the Agreement Evaluation Meeting as part of this review encompassed the Funds and all Other
RIM Funds. Information received by the Board, including the Independent Trustees, prior to and at the Agreement Information
Review Meeting, the Agreement Evaluation Meeting, and other meetings identified above is included in the Agreement Evaluation
Information. Prior to voting at the Agreement Evaluation Meeting, the Independent Trustees met in private session with Independent
Counsel to consider Agreement Evaluation Information received from RIM and management at and prior to the Agreement
Evaluation Meeting. The discussion below reflects all of these reviews.
In evaluating the Agreements, the Board considered that most of the Underlying Funds (the “Manager-of-Managers Underlying
Funds”) employ a manager-of-managers method of investment and RIM’s past expressed belief that the Manager-of-Managers
Underlying Funds, in employing a manager-of-managers method of investment, operate in a manner that is different from most other investment companies. In the case of most other investment companies, an investment advisory fee is paid by the investment company to its adviser which, in turn, employs and compensates individual portfolio managers to make specific securities selections consistent with the adviser’s style and investment philosophy it employs for a given fund. In the case of the Manager-of-Managers
Underlying Funds, RIM, however, has engaged multiple unaffiliated Money Managers. RIM is responsible for paying fees to the
Money Managers (“Money Manager Fees”) out of the advisory fees paid by the Manager-of-Managers Underlying Funds to RIM for its services under the RIM Agreement. A Money Manager may have (1) a discretionary asset management assignment pursuant to which it is allocated a portion of a Manager-of-Managers Underlying Fund’s assets to manage directly and for which it selects and trades the individual portfolio securities for the assets assigned to it; (2) a non-discretionary assignment pursuant to which it provides a model portfolio to RIM representing its investment recommendations, based upon which RIM purchases and sells securities for a
Manager-of-Managers Underlying Fund; or (3) both a discretionary and a non-discretionary assignment. Money Manager Fees for a non-discretionary assignment may be the same as, or lower than, the fees would be for a discretionary assignment with the same
Money Manager. The RIC Multifactor U.S. Equity Fund, RIC Multifactor International Equity Fund and RIC Multifactor Bond
Fund do not employ a manager-of-managers method of investment and are instead managed only by RIM.
The Board considered that RIM (rather than any Money Manager in the case of Manager-of-Managers Underlying Funds) is responsible under the RIM Agreement for determining, implementing and maintaining the investment program for each Fund and, in conducting each Fund’s investment program, allocating assets of such Fund principally among its Underlying Funds. The assets of each Fund are principally invested in different combinations of the Underlying Funds pursuant to target asset allocations set by
RIM. RIM analyzes opportunities and risks at the aggregate level of the four main asset classes – equities, fixed income, multi-asset and alternatives – and monitors exposure to such asset classes using analytical tools to seek to ensure that any deviations from the target asset allocations are intentional and tactical. RIM periodically evaluates each Fund’s allocation between asset classes to seek to ensure that the allocations optimally match the Fund’s stated investment objectives and risk profile. In 2021, RIM discontinued its direct management of Fund assets and, as a result, the Funds now only invest in Underlying Funds, and no longer invest in derivative instruments or hold cash other than indirectly through the Underlying Funds. RIM may modify the target asset allocation for any
Fund including changes to the Underlying Funds in which the Funds invest from time to time. The overall performance of each
Fund therefore has reflected, in part, the performance of RIM in designing the investment program of the Fund and in determining the Funds’ target strategic asset allocations. The overall performance of each Fund also has reflected the performance of RIM in managing its Underlying Funds.
The Board considered that, although RIM traditionally has managed Underlying Fund exposures through the selection of and allocations to Money Manager strategies, innovations in RIM’s portfolio management techniques together with evolutions in available technology, tools and analytics have resulted in certain changes in RIM’s approach to its Underlying Fund investment advisory services in recent years. In this regard, assets of each Manager-of-Managers Underlying Fund continue to be allocated among RIM and the multiple Money Manager strategies selected by RIM for that Manager-of-Managers Underlying Fund. RIM may change a Manager-of-Managers Underlying Fund’s asset allocation to a Money Manager at any time, including by allocating no Manager-of-Managers Underlying Fund assets to one or more Money Manager strategies. In addition, RIM continues to manage

Russell Investment Company
LifePoints
®
Funds
Basis for Approval of Investment Advisory Contracts, continued —
(Unaudited)
Basis for Approval of Investment Advisory Contracts 97
the investment of each Manager-of-Managers Underlying Fund’s cash and portions of a Manager-of-Managers Underlying Fund during transitions between discretionary Money Managers. RIM also continues to manage directly any portion of each Manager-
of-Managers Underlying Fund’s assets that RIM determines not to allocate to Money Manager strategies. Most Underlying Funds usually, but not always, pursue a strategy to be fully invested by exposing all or a portion of their cash to the performance of appropriate markets by purchasing equity securities, fixed income securities and/or derivatives, which typically include index futures contracts, exchange-traded fixed-income futures contracts, forwards, swaps and to-be-announced securities. This cash “equitization” strategy is managed by RIM. With respect to the portion of a Manager-of-Managers Underlying Fund that RIM manages based upon non-
discretionary Money Manager model portfolios, RIM constructs a portfolio that represents the aggregation of the model portfolios based upon RIM’s allocation to each Money Manager’s strategy through an “enhanced portfolio implementation,” or “emulation,”
process designed to capture return streams of multiple managers in a centralized portfolio. RIM then implements the portfolio consistent with the aggregation of the model portfolios, but may deviate from such aggregation for the purposes of exposure and transaction cost management. RIM noted that the Manager-of-Managers Underlying Funds may benefit from emulation through, among other things, improved incremental returns over time due to lower aggregate transaction costs (including the impact of lower trading volume on custody charges) and turnover from reduced trading volumes, the potential for additional commission recapture, and that, for certain Manager-of-Managers Underlying Funds, emulation provides more flexibility for enhanced tax management.
The Board noted the variety and complexity of investment advisory services that RIM provides directly or, through the Underlying
Funds, indirectly to the Funds under the RIM Agreement.
In the case of Manager-of-Managers Underlying Funds, RIM is responsible for selecting (subject to Board approval), overseeing and evaluating the performance results of the Money Managers for each Manager-of-Managers Underlying Fund and for actively managing allocations and reallocations of its assets among Money Manager strategies and RIM itself. Each discretionary Money
Manager for a Manager-of-Managers Underlying Fund in effect performs the function of an individual portfolio manager who is responsible for researching, selecting and trading portfolio securities for the portion of the Manager-of-Managers Underlying Fund assigned to it by RIM in accordance with the Manager-of-Managers Underlying Fund’s applicable investment objective, policies and restrictions, any specific guidelines placed by RIM upon their selection of portfolio securities and the Money Manager’s specified role in a Manager-of-Managers Underlying Fund. A Money Manager’s primary role is to pursue a particular investment strategy that has been selected and assigned to it by RIM through sector and security selection and risk control measures in a manner that is consistent with its RIM-assigned guidelines. The Money Managers operate subject to the oversight of, and instructions from, RIM. For each Manager-of-Managers Underlying Fund, RIM is responsible for, among other things, providing each Money
Manager with the investment guidelines and policies for the Manager-of-Managers Underlying Fund and any specific investment restrictions; monitoring the performance of each Money Manager and Manager-of-Managers Underlying Fund; generally supervising compliance by the discretionary Money Managers and, as applicable, the non-discretionary Money Managers with each
Manager-of-Managers Underlying Fund’s investment objective and policies; with respect to Manager-of-Managers Underlying
Funds with non-discretionary Money Managers, purchasing and selling securities for the Manager-of-Managers Underlying Funds based on model portfolios representing the investment recommendations of the non-discretionary Money Managers; managing
Manager-of-Managers Underlying Fund assets that are not allocated to Money Manager strategies; managing the Manager-of-
Managers Underlying Funds’ cash balances; and recommending at least annually to the Board whether portfolio management contracts should be renewed, modified or terminated. In addition to its annual recommendation as to the renewal, modification or termination of portfolio management contracts, RIM is responsible for recommending to the Board additions of new Money
Managers, or terminations or replacements of existing Money Managers at any time when, based on RIM’s research and ongoing review and analysis, such actions are, in RIM’s judgment, appropriate. RIM may impose specific investment or strategy parameters from time to time on each Money Manager intended to capitalize on the strengths of that Money Manager and/or to coordinate the investment activities of Money Managers for the Manager-of-Managers Underlying Fund in a complementary manner. Therefore,
RIM’s selection of Money Managers for a Manager-of-Managers Underlying Fund is made not only on the basis of performance considerations but also on the basis of other factors, including anticipated compatibility with other Money Managers in the same Manager-of-Managers Underlying Fund. In light of the foregoing, the overall performance of each Manager-of-Managers
Underlying Fund has reflected, in great part, the performance of RIM in designing the Manager-of-Managers Underlying Fund’s investment program, structuring the Manager-of-Managers Underlying Fund, selecting effective Money Managers, and allocating assets among the Money Manager strategies and RIM in a manner designed to achieve the investment objectives of the Manager-
of-Managers Underlying Fund. In the Agreement Evaluation Information, RIM noted the broad array of investment management services provided to the Manager-of-Managers Underlying Funds by RIM compared to the relatively narrow portfolio management services provided to the Manager-of-Managers Underlying Funds by Money Managers.

Russell Investment Company
LifePoints
®
Funds
Basis for Approval of Investment Advisory Contracts, continued —
(Unaudited)
98 Basis for Approval of Investment Advisory Contracts
RIM has advised the Board that its portfolio construction process is investment led and designed to be conducted in a manner that is consistent with its fiduciary duties. The objective of RIM’s portfolio construction is to meet a portfolio’s investment objective and established excess return target. In the Agreement Evaluation Information, RIM noted that while it has general goals for Money
Manager Fees in the aggregate globally, there are no specific fee targets that are established for individual portfolios, which includes each of the Manager-of-Managers Underlying Funds. In the Agreement Evaluation Information, RIM advised the Board that Money
Manager Fees, in the aggregate, must allow RIM to remain a going concern with sufficient resources to provide required services to the Funds and to earn a reasonable profit. RIM advised the Board that RIM portfolio managers utilize a number of tools in the portfolio construction process in order to meet a Manager-of-Managers Underlying Fund’s objective taking into account Money
Manager Fees. These tools include, among others, Money Manager selection, Money Manager allocation, Money Manager Fee negotiations, guideline customization and RIM’s direct management of a portion of the Manager-of-Managers Underlying Funds’
assets (as further described below).
The Board considered that the prospectuses for the Funds and the Manager-of-Managers Underlying Funds and other public disclosures have emphasized, and continue to emphasize, to investors RIM’s role as the principal investment manager for each such
Manager-of-Managers Underlying Fund, rather than the investment selection or recommendation role of the Money Managers, and describe the manner in which the Funds or Manager-of-Managers Underlying Funds operate so that investors may take that information into account when deciding to purchase shares of any Manager-of-Managers Underlying Fund. The Board further considered that Fund investors in pursuing their investment goals and objectives likely purchased their shares on the basis of this information and RIM’s reputation for and performance record in managing the structure of the Manager-of-Managers Underlying
Funds.
The Board also considered the demands and complexity of managing the Manager-of-Managers Underlying Funds pursuant to the manager-of-managers structure, the special expertise of RIM with respect to the manager-of-managers structure of the Manager-of-
Managers Underlying Funds and the possibility that, at the current expense ratio of each Manager-of-Managers Underlying Fund, there might be no acceptable alternative investment managers to replace RIM on comparable terms given the need to continue the manager-of-managers strategy of such Manager-of-Managers Underlying Fund selected by shareholders in purchasing their shares.
In addition to these general factors relating to the structure of the Manager-of-Managers Underlying Funds, the Trustees considered, with respect to each Fund and Underlying Fund, various specific factors in evaluating the renewal of the RIM Agreement, including the following:
1. The nature, scope and overall quality of the investment management and other services provided, and expected to be provided, to the Fund or the Underlying Fund by RIM;
2. The advisory fee paid by the Fund or the Underlying Fund to RIM for its services under the RIM Agreement (the “Advisory
Fee”) and the fact that it encompasses all investment advisory fees paid by the Fund or Underlying Fund, including, in the case of
Manager-of-Managers Underlying Funds, the fact that RIM pays all Money Manager Fees out of its Advisory Fee;
3. The combined Advisory Fee paid to RIM and the administrative fee paid to RIM’s wholly owned subsidiary for administrative services (the “Management Fee”);
4. The performance of the Funds and the Underlying Funds relative to their respective benchmark indices and Comparable Funds;
5. Information provided by RIM as to other fees and benefits received by RIM or its affiliates in connection with the Fund or the
Underlying Fund, including any administrative or transfer agent fees, any fees received for management or administration of funds in which the Underlying Funds invest their uninvested cash and securities lending cash collateral, credits generated from previous soft dollar arrangements (which RIM discontinued effective December 31, 2020), and commissions or other compensation in connection with the execution of portfolio securities and foreign exchange transactions;
6. Information provided by RIM as to expenses incurred by the Fund or Underlying Fund;
7. Information provided by RIM as to the profits that RIM derives from its mutual fund operations generally and from the Fund or the Underlying Fund (excluding sales and client service expenses); and
8. Information provided by RIM concerning economies of scale and whether any scale economies are adequately shared with the
Fund or the Underlying Fund.

Russell Investment Company
LifePoints
®
Funds
Basis for Approval of Investment Advisory Contracts, continued —
(Unaudited)
Basis for Approval of Investment Advisory Contracts 99
In connection with the Trustees’ consideration of the nature, scope and overall quality of the investment management and other services provided, and which are expected to be provided, to the Funds and the Underlying Funds, including Fund portfolio management services, the Board discussed with the Chief Investment Officer (“CIO”) of RIM and the Funds certain previously reported organizational changes and the impact of other recent changes in Russell Investments’ (as defined below) personnel providing investment management services to the Funds and the Underlying Funds and was informed that such changes do not impact RIM’s investment philosophy or process. The CIO also discussed with the Board recent enhancements made to the emulation process. The
Board also discussed the Funds’ compliance program with the Funds’ Chief Compliance Officer (“CCO”), including certain items reported in the annual report of the CCO required under Rule 38a-1 of the 1940 Act (the “Annual CCO Report”). The Annual CCO
Report included the status of the goals for the past year related to the compliance program that the CCO identified in connection with last year’s Annual CCO Report. The Annual CCO Report also included information on the resources of the compliance program and the status of various compliance, operations and technology initiatives previously discussed with the Board. The CCO discussed with the Board, and the Board noted, certain enhancements made to the compliance programs of RIM and the Funds over the past year and suggestions for additional enhancements going forward, as well as certain staffing changes. The CCO advised the Board that the Funds’ compliance program meets the standards of Rule 38a-1 under 1940 Act and that, as required by Rule 38a-1 under the 1940 Act, RIM has adopted policies and procedures that are reasonably designed to prevent violation of the Federal Securities
Laws (as such term is defined in the 1940 Act) with respect to the services RIM provides to the Funds.
With regard to the impact of the ongoing COVID-19 pandemic on the operations and compliance programs of RIM and the Funds’
other significant service providers, based on discussions with the CCO and RIM management during the year and the Agreement
Evaluation Information, there did not appear to the Board to be any diminution in the nature, extent and quality of services provided by each of these service providers under their respective agreements with the Funds as a result of the ongoing COVID-19 pandemic.
RIM is an indirect wholly owned subsidiary of Russell Investments Group, Ltd., a Cayman company through which the limited partners of certain private equity funds affiliated with TA Associates indirectly have a majority ownership interest through alternative investment vehicles and the limited partners of certain private equity funds affiliated with Reverence Capital Partners,
L.P. (“Reverence Capital”) indirectly have a significant minority controlling ownership interest through certain Reverence Capital funds and alternative investment vehicles in RIM and its affiliates (“Russell Investments”). Russell Investments’ employees and
Hamilton Lane Advisors, LLC also hold minority, non-controlling positions in Russell Investments.
In connection with the Board’s initial approval of the RIM Agreement, TA Associates advised the Board of its plans ultimately to effect a sale or other disposition of its ownership interest in Russell Investments. Any such future transaction (“Transaction”)
could cause a change of control of RIM resulting, among other things, in an assignment and termination of the RIM Agreement, as required by the 1940 Act, and by the terms and conditions of the RIM Agreement. In the event of a Transaction, the Board would be required to consider the approval of the terms and conditions of a replacement agreement (“Successor Agreement”) for the RIM
Agreement and, thereafter, to submit the Successor Agreement to each Fund’s shareholders for approval, as required by the 1940
Act. During the executive session with a representative of TA Associates held in connection with the Agreement Information Review
Meeting, among other things, the status of TA Associates’ indirect investment in RIM and RIM’s access to sufficient resources to support its activities in respect of the Funds, including in light of the current market environment, and current debt levels of Russell
Investments Group, Ltd. were discussed. The Board was not advised of any change in TA Associates’ ultimate plans regarding its ownership interest in Russell Investments. The Board was advised of TA Associates’ commitment to continue to support the same level of services currently being provided by RIM and its affiliates to the Funds.
As noted above, RIM, in addition to managing the investment of each Manager-of-Managers Underlying Fund’s cash, directly manages a portion (which may represent a significant portion) of the Manager-of-Managers Underlying Funds pursuant to the RIM
Agreement, with the actual allocation of Manager-of-Managers Underlying Fund assets among Money Manager strategies and RIM being determined from time to time by the RIM portfolio manager(s). In the management of Manager-of-Managers Underlying
Funds’ assets, RIM utilizes quantitative and/or rules-based processes and qualitative analysis to assess Manager-of-Managers
Underlying Fund characteristics and invests in securities and instruments which are intended to provide the desired exposures (such as volatility, momentum, value, growth, quality, capitalization size, industry, sector, region, currency, credit or mortgage exposure, country risk, yield curve positioning or interest rates). For example, RIM may utilize tools such as “optimization,” which involves the analysis of tradeoffs between various risk and return factors as well as turnover and transaction costs, in order to estimate optimal portfolio positioning. RIM may use strategies based on indexes, including optimized index sampling (strategies that seek to purchase a sampling of securities using optimization and risk models) and/or index replication. For certain Underlying Funds,

Russell Investment Company
LifePoints
®
Funds
Basis for Approval of Investment Advisory Contracts, continued —
(Unaudited)
100 Basis for Approval of Investment Advisory Contracts
RIM may invest in derivative instruments and may use derivatives to take both long and short positions. RIM’s direct management of assets for these purposes is hereinafter referred to as the “Direct Management Services.” While no new direct management strategies were implemented in 2021, the Board has been advised that, where appropriate in its judgment, RIM may continue exploring the possible addition of new or expansion of existing Direct Management Services. Therefore, larger portions of certain
Manager-of-Managers Underlying Funds may be managed directly by RIM pursuant to the Direct Management Services.
According to RIM, its portfolio managers combine Money Manager strategies and RIM’s Direct Management Services for the
Manager-of-Managers Underlying Funds and seek to precisely align Manager-of-Managers Underlying Fund exposures with RIM’s preferred positioning. RIM’s Direct Management Services are customized portfolios directly managed by RIM for use within the total portfolio of a Manager-of-Managers Underlying Fund. These strategies are used in conjunction with allocations to Money
Manager strategies to fully reflect RIM’s strategic and dynamic insights with integrated liquidity and risk management.
The Board considered that RIM is not required to pay Money Manager Fees to any Money Managers with respect to assets for which it provides Direct Management Services and that the profits derived by RIM generally and from the Manager-of-Managers
Underlying Funds consequently may be increased, although RIM noted that it may incur additional costs in providing Direct
Management Services. RIM advised the Board that allocations, or increased allocations, of Manager-of-Managers Underlying Fund assets to Direct Management Services, together with Money Manager selection, allocations among Money Manager strategies, renegotiation of Money Manager Fees and changes in existing Money Manager assignments from discretionary to non-discretionary assignments where there is a related Money Manager Fee reduction may reduce its costs of providing investment advisory services to the Manager-of-Managers Underlying Funds, which would benefit RIM. The Board considered RIM’s advice that any such benefit, including any increased profits to RIM, ultimately may be partially offset by the impact of any new or additional fee waivers or expense caps separately agreed upon and implemented from time to time for the affected Manager-of-Managers Underlying
Funds and any costs of incremental investments or increased cost allocations that RIM may incur to support Direct Management
Services. The Board also considered information provided by RIM as to the potential benefits of the Direct Management Services to the Manager-of-Managers Underlying Funds; and the fact that the aggregate Advisory Fees paid by the Manager-of-Managers
Underlying Funds are not increased as a result of RIM’s direct management of Manager-of-Managers Underlying Fund assets as part of the Direct Management Services or otherwise.
The Board noted that changes in the allocation of assets among Money Manager strategies, to Direct Management Services or in connection with asset allocation programs offered by RIM, as well as changes in the allocation of Fund assets among the Underlying
Funds, may result directly in higher related costs to affected Underlying Funds, including higher brokerage commissions and other transaction costs, a portion of which is paid to RIM’s affiliated broker in connection with execution of portfolio transactions in connection with such changes.
RIM has previously advised the Board that it reduced the number of Money Managers for certain Manager-of-Managers Underlying
Funds in part to seek more concentrated return drivers. At that time, RIM also advised the Board that allocations to Direct
Management Services for certain Manager-of-Managers Underlying Funds were increased in 2019 to accommodate the need for additional overall portfolio exposure management that may arise from more concentrated Money Manager lineups. Additionally,
RIM has advised the Board that, in order to preserve flexibility and to manage risks and address the volatility associated with
Manager-of-Managers Underlying Funds having manager lineups with fewer Money Managers, and consistent with the terms of the manager-of-managers exemptive order, in 2019 RIM created Money Manager “bench” lineups for certain Manager-of-Managers
Underlying Funds, whereby those Manager-of-Managers Underlying Funds have Board-approved portfolio management contracts with Money Managers that are not funded (i.e., have an asset allocation of zero). In the Agreement Evaluation Information, RIM advised the Board that the opportunity to decrease a Money Manager’s allocation to zero, but not terminate the Money Manager, allows RIM to potentially realize gains from strategies that may have been overly rewarded in the marketplace over the short to medium term, or provide the opportunity to retain capacity with a Money Manager that may otherwise be closed to new business.
The Board noted that RIM does not believe there are any detriments to the Manager-of-Managers Underlying Funds or RIM from the use of a manager bench. RIM has advised the Board that RIM may add managers to, or remove managers from, a manager bench lineup for Manager-of-Managers Underlying Funds, or create manager bench lineups for additional Manager-of-Managers
Underlying Funds. At the Agreement Information Review Meeting, the CIO advised the Board that, where appropriate, RIM may increase the number of money managers for certain Manager-of-Managers Underlying Funds.
The Agreement Evaluation Information outlined various changes that have been implemented in the investment program for the
Manager-of-Managers Underlying Funds in recent years, and described additional changes that have been implemented or are

Russell Investment Company
LifePoints
®
Funds
Basis for Approval of Investment Advisory Contracts, continued —
(Unaudited)
Basis for Approval of Investment Advisory Contracts 101
underway, and the impact of such changes, to the investment advisory services provided to the Underlying Funds by RIM, which the Trustees took into account in their contract renewal deliberations, including the following:
• The Direct Management Services described above.
• Most discretionary Money Manager equity assignments for Manager-of-Managers Underlying Funds were previously converted to non-discretionary assignments, thereby implementing emulation for those Money Manager equity assignments. The Board considered the potential impacts described in the Agreement Evaluation Information, both positive and negative, on the Manager-
of-Managers Underlying Funds of emulation. RIM noted that, in implementing emulation for most equity assignments for the
Manager-of-Managers Underlying Funds, it assumes various additional risks, including trade error risk as it takes over responsibility for trading. RIM generally effects Underlying Fund portfolio transactions through an affiliated broker that receives commissions for effecting a portion of these transactions. According to RIM, the Underlying Funds pay the same commission rates regardless of whether the affiliate receives any portion of the commission. RIM noted certain recent enhancements to the emulation process for
Manager-of-Managers Underlying Funds, including increasing the frequency of receipt of certain Money Manager model portfolios and the utilization of a risk-based portfolio dashboard. While RIM generally implements Money Manager equity strategies via emulation, RIM may determine that certain Money Manager equity strategies should be implemented by Money Managers on a discretionary basis. The Board noted that RIM recently recommended, and the Board approved, converting one existing non-
discretionary Money Manager equity assignment to a discretionary assignment.
• RIM has renegotiated fees with certain Money Managers to lower levels and advised the Board that it will continue to assess opportunities for Money Manager Fee reductions in the future. RIM advised the Board that it has not experienced and does not expect, any diminution in the nature, scope or quality of services provided by Money Managers as a result of renegotiated manager fees.
• A reallocation of the Funds’ assets occurred in the second quarter of 2021 that was intended to improve the return potential given the current capital markets environment and capital markets forecasts and improve asset class and performance attribution transparency.
In evaluating the Funds’ and Underlying Funds’ Advisory Fees and Management Fees, the Board considered that, in the Agreement
Evaluation Information and at past meetings, RIM noted differences between the investment strategies of certain Underlying Funds and their respective Comparable Funds in pursuing their investment objectives. With regard to the Third-Party Information, the following discusses the Board’s consideration of each Fund’s Advisory Fee in the context of Management Fees.
The Third-Party Information included, among other things, comparisons of the Funds’ Advisory Fees and Management Fees with the advisory fees and management fees of their Comparable Funds on an actual basis (i.e., giving effect to any fee waivers and/
or expense caps implemented by RIM with respect to a Fund and by the managers of such Fund’s Comparable Funds). The Third-
Party Information showed, among other things, that the Conservative Strategy Fund, Balanced Strategy Fund, Growth Strategy
Fund and Equity Growth Strategy Fund each had a Management Fee which, compared with the management fees of its respective
Comparable Funds on an actual basis, was ranked in the third quintile of its Expense Group for that expense component, and the
Moderate Strategy Fund had a Management Fee which, compared with the management fees of its Comparable Funds on an actual basis, was ranked in the second quintile of its Expense Group for that expense component. In these rankings, the first quintile represents funds with the lowest management fees among funds in the Expense Group, and the fifth quintile represents funds with the highest management fees among funds in the Expense Group. The comparisons were based upon the latest fiscal years for the
Expense Group funds.
In discussing the Advisory Fees for the Underlying Funds generally, RIM noted, among other things, that its Advisory Fees for the Underlying Funds encompass services that are typical to services provided by investment advisers to the Underlying Funds’
Comparable Funds, as well as transition management services that enable efficient and cost-effective asset transition events and the administration of a cash equitization program for managing Underlying Fund liquidity.
RIM also advised the Board that while its pre-tax profit margins from its relationships with the Funds and Underlying Funds increased in 2021, RIM’s 2021 pre-tax profit margins in providing investment advisory services to the Funds ranked below the median of the operating profit margins of public investment management company peers (in each case, including sales and client service expenses) based on a survey conducted for the year 2020.

Russell Investment Company
LifePoints
®
Funds
Basis for Approval of Investment Advisory Contracts, continued —
(Unaudited)
102 Basis for Approval of Investment Advisory Contracts
RIM has expressed its view that Advisory Fees should also be considered in the context of a Fund’s or Underlying Fund’s total expense ratio to obtain a complete picture. The Board considers each Fund’s and Underlying Fund’s Advisory Fee and Management
Fee on both a standalone basis and in the context of the Fund’s or Underlying Fund’s total expense ratio. The Board has engaged, and continues to engage, in discussions with RIM to identify opportunities and establish goals, where appropriate, for improving the total expense comparisons for certain Underlying Funds relative to their respective Comparable Funds through Advisory Fee waivers or expense caps. The Independent Trustees previously requested that RIM provide, and RIM previously implemented, total expense ratio management plans to reduce total expenses for certain Underlying Funds relative to their Comparable Funds. At the
Agreement Information Review Meeting and the Agreement Evaluation Meeting, the Board reviewed and discussed with RIM the total expense ratios of the Underlying Funds, including the fee waivers or expense caps RIM agreed to implement to reduce total expenses for certain Underlying Funds, and the Underlying Funds’ Comparable Fund fee and expense developments in the past year. Based on that review and discussions with RIM, including discussions with RIM regarding the reasonableness of various components of certain Underlying Funds’ total expense ratio other than its Management Fee, the Trustees will continue to evaluate and engage in ongoing discussions with management regarding total expense comparisons of the Underlying Funds.
Based upon information provided by RIM, the Board considered for each Fund and Underlying Fund whether economies of scale have been realized and whether the Advisory Fee for such Fund or Underlying Fund appropriately reflects or should be revised to reflect any such economies. The Board considered, among other things, the variability of Money Manager Fees and other factors associated with the manager-of-managers structure employed by the Manager-of-Managers Underlying Funds as well as net Fund redemptions or purchases in recent years.
With respect to each Underlying Fund, the Board considered any Advisory Fee waivers or other expense limitation arrangements that had been implemented in the past year, and those proposed to be implemented in 2022. In addition, the Board, in the case of certain Underlying Funds, considered Advisory Fee breakpoints that previously had been implemented for those Underlying Funds.
The Agreement Evaluation Information showed that the fee rates payable to RIM or its affiliates by institutional clients with investment objectives similar to those of the Funds in some cases are lower than the advisory fee rates paid by the Funds (including indirect expenses of investing in Underlying Funds). The Trustees also considered the differences in the nature and scope of services
RIM provides to institutional clients and the Funds and the Underlying Funds. RIM explained, among other things, that institutional products have fewer compliance, administrative, client servicing/communication and other needs than the Funds and the Underlying
Funds. RIM also noted that due to the number and nature of investors, along with their varied needs for liquidity, there is more portfolio liquidity management and cash flow management required for the Underlying Funds than for RIM’s institutional clients, where assets are relatively stable. In addition, RIM noted that the Funds and the Underlying Funds are subject to heightened regulatory requirements relative to institutional clients, including new rules recently adopted by the SEC. Accordingly, the Trustees concluded that the services provided to the Funds and Underlying Funds are sufficiently different from the services provided to such institutional clients that comparisons are not probative and should not be given significant weight.
With respect to the Funds’ total expenses, the Third-Party Information showed that the total direct expenses (i.e., not including indirect expenses of the Underlying Funds) for the Equity Growth Strategy Fund ranked in the fourth quintile of its Expense
Group. The total direct expenses for the Conservative Strategy Fund, Moderate Strategy Fund, Balanced Strategy Fund and Growth
Strategy Fund each ranked in the third quintile of its Expense Group. In these rankings, the first quintile represents the funds with the lowest total expenses among funds in the Expense Group and the fifth quintile represents funds with the highest total expenses among the Expense Group funds.
With respect to the Equity Growth Strategy Fund, the Board considered that RIM had lowered the Fund’s direct fund level expense cap in June 2021 that reduced the Fund’s total expenses and noted that, after considering a request from the Independent Trustees,
RIM agreed to further lower the Fund’s direct fund level expense cap in June 2022. The Board noted that, while in effect, the direct fund level expense cap would have a beneficial effect on comparisons of the Equity Growth Strategy Fund’s total expenses relative to the total expenses of its Comparable Funds in the Expense Group. RIM expressed its belief that the total direct expense ratio for the Equity Growth Strategy Fund was reasonable notwithstanding the Third-Party Information comparisons based on and as discussed in the Agreement Evaluation Information.
RIM noted that the Funds’ asset levels have decreased significantly in the last several years and this trend was expected to continue.
RIM advised the Board that the Funds’ assets were reallocated in 2021 to create an asset allocation that will have a higher likelihood of improving returns of the Funds, among other changes.

Russell Investment Company
LifePoints
®
Funds
Basis for Approval of Investment Advisory Contracts, continued —
(Unaudited)
Basis for Approval of Investment Advisory Contracts 103
On the basis of the Agreement Evaluation Information, and other information previously received by the Board from RIM during the course of the year and prior years, or presented at or in connection with the Agreement Information Review Meeting and Agreement
Evaluation Meeting by RIM, the Board, in respect of each Fund and Underlying Fund, after giving effect to any applicable fee waivers and/or expense caps, and considering any differences in the investment strategies of their respective Comparable Funds and in light of other factors discussed above: (1) found the Advisory Fee charged by RIM was acceptable in light of the nature, scope and overall quality of the investment advisory and other services provided, and expected to be provided, to the Fund or Underlying
Fund and to provide continuity of investment advisory and other services by RIM to the Fund or Underlying Fund; (2) either found that the relative expense ratio of each Fund and Underlying Fund was comparable to those of its Comparable Funds or took into account the factors noted above, and other factors in respect of the Underlying Funds, in considering the relative expense ratio as compared to those of its Comparable Funds; (3) found that the other benefits and fees received by RIM or its affiliates from the
Fund or Underlying Fund identified in the Agreement Evaluation Information were not considered to be excessive; (4) found that
RIM’s reported profitability with respect to the Fund and Underlying Fund was not considered to be excessive in light of the nature, scope and overall quality of the investment management and other services provided by RIM and applicable judicial and regulatory guidance; and (5) found that the Advisory Fee charged by RIM appropriately reflects any economies of scale realized by such Fund or Underlying Fund in light of various factors, including the Advisory Fee breakpoints that are in place for certain Underlying
Funds; in the case of Manager-of Managers Underlying Funds, the variability of Money Manager Fees and other factors associated with the manager-of-managers structure; and RIM’s advice that it does not believe it will experience meaningful economies of scale.
The Board concluded that, under the circumstances and based on RIM’s performance information and reviews for each Fund and
Underlying Fund, the performance of each of the Funds and Underlying Funds is consistent with the continuation of the RIM
Agreement. The Board noted RIM’s advice that its investment philosophy and process seek to combine investment managers to produce benchmark-beating returns with above-average consistency. In assessing the performance of the Funds and the Underlying
Funds with at least three years of performance history, the Board focused upon each Fund’s performance for the 3-year period ended December 31, 2021 as most relevant, but also considered Fund and Underlying Fund performance for the 1-year and, where applicable, 5-year periods ended on such date. In reviewing the performance of the Funds and Underlying Funds generally, the
Board took into consideration various steps taken by RIM in the past few years to enhance the performance of certain Manager-of-
Managers Underlying Funds, including changes in Money Managers or their allocations, and RIM’s implementation or expansion of its Direct Management Services and other strategies, which may not yet be fully reflected in Manager-of-Managers Underlying
Fund investment results.
With respect to the Conservative Strategy Fund, the Third-Party Information showed that the Fund’s (Class S) performance was ranked in the fifth quintile of its Performance Universe for each of the 3- and 5-year periods ended December 31, 2021, and was ranked in the fourth quintile of its Performance Universe for the 1-year period ended on such date. With respect to the Moderate
Strategy Fund and Balanced Strategy Fund (Class S), the Third-Party Information showed that each Fund’s performance was ranked in the fifth quintile of its Performance Universe for each of the 3- and 5-year periods ended December 31, 2021, and was ranked in the third quintile of its Performance Universe for the 1-year period ended on such date. With respect to the Growth Strategy
Fund (Class S), the Third-Party Information showed that the Fund’s performance was ranked in the fifth quintile of its Performance
Universe for each of the 3- and 5-year periods ended December 31, 2021, and was ranked in the first quintile of its Performance
Universe for the 1-year period ended on such date. With respect to the Equity Growth Strategy Fund (Class S), the Third-Party
Information showed that the Fund’s performance was ranked in the fourth quintile of its Performance Universe for the 3-year period ended December 31, 2021, was ranked in the first quintile of its Performance Universe for the 1-year period ended on such date, and was ranked in the fifth quintile of its Performance Universe for the 5-year period ended on such date. The Board considered RIM’s explanation that the underperformance of the Funds relative to their respective peer groups for the 3-year period was primarily due to asset allocation differences compared to the Performance Universe. RIM noted, among other things, that the Funds have exposure to more diversified growth-oriented asset classes beyond traditional equities, such as global high yield debt, emerging market debt, global real estate, infrastructure, and commodities, which are included to provide diversification benefits and dampen volatility.
RIM explained that in the strong rising equity environment experienced over the period, the Funds’ exposures to these asset classes were headwinds relative to peers. The Board also considered RIM’s explanation that the Funds have a non-U.S. bias and a lower
U.S. equity allocation relative to peers, which negatively impacted peer-relative performance during the period. RIM noted that the
Funds have a bias towards relatively underpriced value-oriented equities compared to the Performance Universe, which served as a significant headwind over the period as growth equities outperformed value equities on an annualized basis. RIM further noted that the Funds’ strategic asset allocations were modified in April 2021, with the objective of improving return potential given the current capital markets environment and capital markets forecasts and improving asset class and performance attribution transparency. RIM

Russell Investment Company
LifePoints
®
Funds
Basis for Approval of Investment Advisory Contracts, continued —
(Unaudited)
104 Basis for Approval of Investment Advisory Contracts
noted that the new strategic asset allocations are expected to result in less frequent strategic allocation changes going forward and expressed its belief that the strategic asset allocations are appropriate over the longer term.
In evaluating performance, the Board considered each Fund’s and Underlying Fund’s performance not only relative to its Comparable
Funds, but also in absolute terms and relative to appropriate benchmarks and indices. The Board considered the Manager-of-
Managers Underlying Funds’ performance relative to their benchmarks in light of RIM’s advice that its investment philosophy and process seek to combine investment managers to produce benchmark-beating returns with above-average consistency. Among the
Underlying Funds in which the Funds were invested as of December 31, 2021, for the 1-year period ended December 31, 2021, the
RIC U.S. Small Cap Equity Fund, RIC Global Equity Fund, RIC Emerging Markets Fund, and RIC Global Real Estate Securities
Fund outperformed their respective benchmarks; for the 3-year period ended December 31, 2021, the RIC U.S. Small Cap Equity
Fund, RIC Strategic Bond Fund, RIC Short Duration Bond Fund, and RIC Global Real Estate Securities Fund outperformed their respective benchmarks; and for the 5-year period ended December 31, 2021, the RIC Unconstrained Total Return Fund, RIC
Strategic Bond Fund, RIC Short Duration Bond Fund, and RIC Global Real Estate Securities Fund outperformed their respective benchmarks, and the performance of the RIC U.S. Small Cap Equity Fund equaled its benchmark.
The Board also considered the Money Manager changes that have been made during the past year and that the performance of
Money Managers continues to impact the performance of the Funds and Manager-of-Managers Underlying Funds for periods prior and subsequent to their termination. Lastly, the Board considered the implementation of additional strategies or refinements to strategies discussed in the Agreement Evaluation Information and/or prior Board meetings that may be employed by RIM in respect of certain Funds and Underlying Funds.
After considering the foregoing and other relevant factors, including factors described above, the Board concluded in respect of each
Fund and Underlying Fund that continuation of the RIM Agreement would be in the best interest of such Fund and its shareholders and voted to approve the continuation of the RIM Agreement.
At the Agreement Information Review Meeting and Agreement Evaluation Meeting, with respect to the evaluation of the terms of portfolio management contracts with Money Managers for the Manager-of-Managers Underlying Funds, the Board received and considered information from RIM reporting, among other things, for each Money Manager, the Money Manager’s performance over various periods; RIM’s assessment of the performance of each Money Manager; any significant business relationships between the Money Manager and RIM or Russell Investments Financial Services, LLC, the Funds’ and Underlying Funds’ underwriter; and
RIM’s recommendation to retain each discretionary or non-discretionary Money Manager on the current terms and conditions, including at the current fee rate. The Board received reports during the course of the year from the Funds’ CCO regarding her assessments of Money Manager compliance programs and any compliance issues. RIM did not identify any benefits from the
Manager-of-Managers Underlying Funds’ portfolio transactions received by Money Managers or their affiliates other than potential benefits from soft dollar arrangements or commissions paid to any affiliated broker-dealer through which a discretionary Money
Manager may execute trades.
RIM recommended that each of the Money Managers be retained for its current discretionary or non-discretionary assignment at its current fee rate. In doing so, RIM, as it has in the past, advised the Board that it does not regard Money Manager profitability or economies of scale as relevant to its evaluation of the portfolio management contracts with Money Managers because the willingness of Money Managers to serve in such capacity depends upon arm’s-length negotiations with RIM; RIM is aware of the standard fee rates charged by Money Managers to other clients; and RIM believes that the fees agreed upon with Money Managers are reasonable and appropriate in light of the anticipated quality of investment advisory services to be rendered. The Board accepted
RIM’s explanation of the relevance of Money Manager profitability in light of RIM’s belief that such fees are reasonable; the
Board’s findings as to the acceptability of the Advisory Fee paid by each Manager-of-Managers Underlying Fund; and the fact that each Money Manager’s fee is paid by RIM. The Agreement Evaluation Information identified certain Money Manager terminations expected to be proposed by RIM at the May 23-24, 2022 quarterly Board meeting. Additionally, the May 23-24 quarterly Board materials were provided prior to the Agreement Evaluation Meeting, and those materials contained proposals by RIM related to (1)
the appointment and termination of certain Money Managers, (2) an amendment to a discretionary portfolio management contract to allow for a Money Manager to utilize personnel employed by its unregistered non-U.S. affiliate, and (3) amendments to certain portfolio management contracts to reflect Money Manager Fee reductions.
Based upon RIM’s recommendations, together with relevant Agreement Evaluation Information, the Board concluded that the fees paid to the Money Managers of each Manager-of-Managers Underlying Fund are acceptable in light of RIM’s assessment of quality

Russell Investment Company
LifePoints
®
Funds
Basis for Approval of Investment Advisory Contracts, continued —
(Unaudited)
Basis for Approval of Investment Advisory Contracts 105
of the investment advisory services provided and that continuation of the portfolio management contract with each Money Manager of each Manager-of-Managers Underlying Fund would be in the best interests of the Manager-of-Managers Underlying Fund and its shareholders.
* * *
This discussion is not intended to include all of the factors and information considered by the Board. In their deliberations, the
Trustees did not identify any particular information as to the RIM Agreement or, other than RIM’s recommendation, the portfolio management contract with any Money Manager for a Manager-of-Managers Underlying Fund that was all-important or controlling, except, in the case of the RIM Agreement, the need to continue the managers-of-managers structure of the Manager-of-Managers
Underlying Funds, and each Trustee attributed different weights to the various factors considered. The Trustees evaluated all information available to them on a Fund-by-Fund basis and their determinations were made in respect of each Fund and Underlying
Fund.

Russell Investment Company
LifePoints
®
Funds
Liquidity Risk Management Program — October 31, 2022 (Unaudited)
106 Liquidity Risk Management Program
The Funds have adopted and implemented a liquidity risk management program (the “Program”) in accordance with Rule 22e-4 of the Investment Company Act of 1940, as amended (the “Liquidity Rule”). The Program seeks to assess, manage, and review each
Fund’s “liquidity risk.” For purposes of the Liquidity Rule, “liquidity risk” is defined as the risk that a Fund is unable to satisfy redemption requests without significantly diluting remaining investors’ interests in the Fund.
The Program is comprised of various components designed to support the assessment and/or management of liquidity risk, including:
1. Assessment, management and periodic review of each Fund’s liquidity risk;
2. Classification of each Fund’s investments into four categories or liquidity buckets based on how long it would take to convert the investment to cash (the “Classification Regime”);
3. Establishment and annual review of a highly liquid investment minimum (“HLIM”) for each Fund that does not invest primarily in “highly liquid” investments (as defined under the Liquidity Rule);
4. Requirements applicable to a Fund’s holdings of “illiquid investments” (as defined under the Liquidity Rule); and
5. Implementation of redemption in-kind policies and procedures.
The Board of Trustees of RIC (the “Board”) appointed RIM, the Funds’ investment adviser, as the Program administrator (the
“Program Administrator”). The Program Administrator has delegated responsibility to implement and administer the Program, subject to oversight by the Program Administrator, to one or more RIM associates (the “Program Administrator Delegate”). The
Program Administrator, through the Program Administrator Delegate, monitors the adequacy and effectiveness of the Program’s implementation and on a periodic basis assesses each Fund’s liquidity risk based on a variety of factors.
At the May 23, 2022 meeting of the Regulatory and Investment Compliance Committee of the Board (the “Meeting”), the Program
Administrator reviewed with all members of the Board the Program Administrator’s annual written report (the “Report”) addressing the Program’s operation as well as the adequacy and effectiveness of its implementation for the period from January 1, 2021 through
December 31, 2021 (the “Program Reporting Period”).
The Report summarized the factors considered by the Program Administrator in assessing whether the Program has been adequately and effectively implemented with respect to each Fund. Such information and factors included, among other things: (1) the framework used to assess, manage, and periodically review each Fund’s liquidity risk and the results of this assessment; (2) the methodology and inputs used in connection with the Classification Regime, including circumstances in which the Program Administrator adjusted a preliminary classification provided by the third-party service provider engaged to assist in preparing classifications of portfolio investments (the “Service Provider”) or adjusted the inputs used by the Service Provider to generate preliminary classifications;
(3) whether a new HLIM should be established, or an existing HLIM continued or modified, for each Fund and the procedures for monitoring for HLIM compliance; (4) whether a Fund invested more than 15% of its assets in illiquid investments and the procedures for monitoring for this limit; (5) specific liquidity events arising during the Program Reporting Period, including the impact on Fund liquidity caused by extended non-U.S. market closures; and (6) actions taken by the Program Administrator and
Program Administrator Delegate during the Program Reporting Period to manage Fund liquidity and liquidity risk.
The Board was informed that, in connection with its previous annual review and assessment of the Program, the Program
Administrator made certain updates to the Program during the Program Reporting Period. The Board was also informed of certain updates to the Program that would be implemented in the 2022 reporting period.
Based on the Program Administrator’s review and the factors set forth in the Report, the Report concluded that: (1) the Program continues to be reasonably designed to effectively assess and manage each Fund’s liquidity risk; (2) each Fund’s liquidity risk continues to be appropriate in light of the Fund’s investment objective and strategies; (3) each Fund’s investment strategies continue to be appropriate for an open-ended management investment company; and (4) the Program has been adequately and effectively implemented with respect to each Fund, including the establishment and operation of the HLIM for applicable Funds.

Russell Investment Company
LifePoints
®
Funds
Shareholder Requests for Additional Information — October 31, 2022
(Unaudited)
Shareholder Requests for Additional Information 107
Each Fund files portfolio holdings information within 60 days after the end of each fiscal quarter as an exhibit on Form N-PORT.
Portfolio holdings information for the third month of each fiscal quarter is publicly available on the SEC’s website at https://www.
sec.gov. Each Fund’s complete schedule of portfolio holdings for the second and fourth quarters of each fiscal year is included in the semi-annual and annual reports to Fund shareholders.
The Board has delegated to RIM, as RIC’s investment adviser, the primary responsibility for monitoring, evaluating and voting proxies solicited by or with respect to issuers of securities in which assets of the Underlying Funds may be invested. RIM has established a proxy voting committee and has adopted written proxy voting policies and procedures (“P&P”) and proxy voting guidelines (“Guidelines”). The Funds maintain a Portfolio Holdings Disclosure Policy that governs the timing and circumstances of disclosure to shareholders and third parties of information regarding the portfolio investments held by the Funds. A description of the P&P, Guidelines, Portfolio Holdings Disclosure Policy and additional information about Fund Trustees are contained in the Funds’ Statement of Additional Information (“SAI”). The SAI and information regarding how the Underlying Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, 2022 are available (i) free of charge, upon request, by calling the Funds at (800) 787-7354; (ii) at https://russellinvestments.com; and (iii) on the Securities and Exchange
Commission’s website at www. sec.gov.
Each year, you are automatically sent an updated Prospectus. Unless you specifically request paper copies of the annual and semiannual reports from the Funds or your financial intermediary, you will be notified by mail each time the annual and semiannual reports are posted and provided with a website line to access the reports. You may also occasionally receive notifications of
Prospectus changes and proxy statements for the Funds.
To reduce expenses, we may mail only one copy of the Funds’ prospectuses and, upon request, each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please contact your
Financial Intermediary.
Some Financial Intermediaries may offer electronic delivery of the Funds’ prospectuses and annual and semi-annual reports. Please contact your Financial Intermediary for further details.
Financial statements of the Underlying Funds can be obtained at no charge by calling the Funds at (800) 787-7354.

Russell Investment Company
LifePoints
®
Funds
Disclosure of Information about Fund Trustees and Officers — October 31,
2022 (Unaudited)
108 Disclosure of Information about Fund Trustees and Officers
The following tables provide information for each officer and trustee of the Russell Investments fund complex. The Russell
Investments fund complex consists of Russell Investment Company (“RIC”), which has 31 funds and Russell Investment Funds
(“RIF”), which has nine funds. Each of the Trustees is a trustee of RIC and RIF. The first table provides information for the
Interested Trustee. The second table provides information for the Independent Trustees. The third table provides information for the officers. Furthermore, each Trustee possesses the following specific attributes: Ms. Blake has had experience as a certified public accountant and has had experience as a member of boards of directors/trustees of other investment companies; Ms. Cahoon has had experience as the senior financial executive of other investment companies and their investment adviser and distributor, as well as a certified public accountant who previously provided audit services in the financial sector at a multi-national accounting firm and has been determined by the Board to be an “audit committee financial expert”; Mr. Day has had experience as an executive-
level leader in corporate finance and accounting, as a member of the boards of other companies and non-profit organizations, and as a certified public accountant; Ms. Krysty has had business, financial and investment experience as the founder and senior executive of a registered investment adviser focusing on high net worth individuals as well as a certified public accountant and a member of the boards of other corporations and non-profit organizations; Ms. Ledoux has had investment experience as a portfolio manager and has had experience as a member of the board of trustees of other investment companies; Mr. May has had business, financial services, accounting and investment management experience as a senior executive and board member of financial services, investment management and other organizations, as well as experience as a board member of other investment companies and as a certified public accountant; Ms. Shanahan has had financial, risk management, governance and compliance experience in highly regulated industries as a senior executive at large financial institutions, and as a member of the board of a non-profit organization; Mr. Tennison has had business, financial and investment experience as a senior executive of a corporation with international activities and was trained as an accountant; and Mr. Thompson has had experience in business, governance, investment and financial reporting matters as a senior executive of an organization sponsoring and managing other investment companies, and, subsequently, has served as a board member of other investment companies. Mr. Barback has had experience as a senior executive of other financial services companies with responsibility for investment, financial, and operational matters affecting asset managers and related service providers. As a senior officer of an affiliate of RIM, Mr. Barback is in a position to provide the Board with such entity’s perspectives on the management, operations and distribution of the RIC and RIF Funds.
* Each Trustee shall retire from service on the Board of Trustees at the end of the calendar year in which the Trustee reaches 75 years of age. However, at the discretion of the Board and upon the request of the Trustee, a one-year waiver may be granted from the application of the policy, which will allow the Trustee to continue to serve on the Board for an additional one-year period following the end of the calendar year in which the Trustee reaches 75 years of age. A maximum of five one-year waivers may be requested by the Trustee and granted by the Board to the Trustee.
# Mr. Barback is Chief Administrative Officer of an affiliate of RIM and is therefore an Interested Trustee.
Name,
Age,
Address
Position(s) Held
With Fund and
Length of
Time Served
Term
of
Office*
Principal Occupation(s)
During the
Past 5 Years
No. of
Portfolios
in Russell
Investments
Fund
Complex
Overseen
by Trustee
Other
Directorships
Held by Trustee
During the
Past 5 Years
INTERESTED TRUSTEES
Vernon Barback#
Born August 24, 1956
1301 Second Avenue,
18th Floor, Seattle, WA
98101
President and Chief
Executive Officer
since 2022
Trustee since 2021
Appointed
until successor
is chosen and
qualified by
Trustees
Appointed until
successor is
duly elected and
qualified
President and CEO, RIC and RIF
Chief Operating Officer, Russell
Investments
From 2019 – 2022, Chief
Administrative Officer, Russell
Investments
From 2016 – 2019, President,
Russell Investments
From 2019 – 2021, Vice Chairman,
Russell Investments
Until 2020, Director, NorthStar
Topco, LLC (technology and
services outsourcing company)
40
Until 2020,
Director of
NorthStar
Topco, LLC
(technology
and services
outsourcing
company)

Russell Investment Company
LifePoints
®
Funds
Disclosure of Information about Fund Trustees and Officers, continued —
October 31, 2022 (Unaudited)
Disclosure of Information about Fund Trustees and Officers 109
* Each Trustee shall retire from service on the Board of Trustees at the end of the calendar year in which the Trustee reaches 75 years of age. However, at the discretion of the Board and upon the request of the Trustee, a one-year waiver may be granted from the application of the policy, which will allow the Trustee to continue to serve on the Board for an additional one-year period following the end of the calendar year in which the Trustee reaches 75 years of age. A maximum of five one-year waivers may be requested by the Trustee and granted by the Board to the Trustee.
Name,
Age,
Address
Position(s) Held
With Fund and
Length of
Time Served
Term
of
Office*
Principal Occupation(s)
During the
Past 5 Years
No. of
Portfolios
in Russell
Investments
Fund
Complex
Overseen
by Trustee
Other
Directorships
Held by Trustee
During the
Past 5 Years
INDEPENDENT TRUSTEES
Kristianne Blake
Born January 22, 1954
1301 Second Avenue,
18th Floor, Seattle, WA
98101
Trustee since 2000
Chairman of the
Audit Committee
since 2021
Appointed until
successor is
duly elected and
qualified
Appointed until
successor is
duly elected and
qualified
Lead Independent Director, Avista
Corp. (electric utilities)
Until May 2017, Director and
Chairman of the Audit Committee,
Avista Corp (electric utilities)
Until September 2018, Regent,
University of Washington
President, Kristianne Gates Blake,
P.S. (accounting services)
40
Lead
Independent
Director,
Avista Corp.
(electric
utilities)
Until May
2017,
Director,
Avista Corp
(electric
utilities)
Michelle L. Cahoon
Born July 5, 1966
1301 Second Avenue
18th Floor, Seattle, WA
98101
Trustee since 2021 Appointed until
successor is
duly elected and
qualified
Retired
From January to March 2019,
Consulting Chief Financial Officer,
Driehaus Capital Management LLC
(investment adviser)
Until 2018, Chief Financial Officer
and Treasurer, Driehaus Capital
Management LLC and Driehaus
Securities LLC (broker dealer)
Until 2018, Vice President and
Treasurer, Driehaus Mutual Funds
(investment company)
Trustee and Audit Committee
Chair Fairway Private Equity &
Venture Capital Opportunities Fund
(investment company)
40
Trustee
and Audit
Committee
Chair Fairway
Private Equity
& Venture
Capital
Opportunities
Fund
(investment
company)

Russell Investment Company
LifePoints
®
Funds
Disclosure of Information about Fund Trustees and Officers, continued —
October 31, 2022 (Unaudited)
110 Disclosure of Information about Fund Trustees and Officers
* Each Trustee shall retire from service on the Board of Trustees at the end of the calendar year in which the Trustee reaches 75 years of age. However, at the discretion of the Board and upon the request of the Trustee, a one-year waiver may be granted from the application of the policy, which will allow the Trustee to continue to serve on the Board for an additional one-year period following the end of the calendar year in which the Trustee reaches 75 years of age. A maximum of five one-year waivers may be requested by the Trustee and granted by the Board to the Trustee.
Name,
Age,
Address
Position(s) Held
With Fund and
Length of
Time Served
Term
of
Office*
Principal Occupation(s)
During the
Past 5 Years
No. of
Portfolios
in Russell
Investments
Fund
Complex
Overseen
by Trustee
Other
Directorships
Held by Trustee
During the
Past 5 Years
INDEPENDENT TRUSTEES (continued)
Michael Day
Born October 23, 1957
1301 Second Avenue
18th Floor, Seattle, WA
98101
Trustee since 2021 Appointed until
successor is
duly elected and
qualified
President and Chief Executive
Officer, Topa Insurance Company
(insurance company)
40
Director, Topa
Insurance
Group
(insurance
company)
Director,
Puppet, Inc.
(information
technology
company)
Director,
Somos, Inc.
(information
technology
company)
Until 2019,
Director,
Recology
(waste
management
company)
Katherine W. Krysty
Born December 3, 1951
1301 Second Avenue
18th Floor, Seattle, WA
98101
Trustee since 2014
Chairman of
Regulatory and
Investment
Compliance
Committee since
2020
Appointed until
successor is
duly elected and
qualified
Appointed until
successor is
duly elected and
qualified
Retired
40
None

Russell Investment Company
LifePoints
®
Funds
Disclosure of Information about Fund Trustees and Officers, continued —
October 31, 2022 (Unaudited)
Disclosure of Information about Fund Trustees and Officers 111
* Each Trustee shall retire from service on the Board of Trustees at the end of the calendar year in which the Trustee reaches 75 years of age. However, at the discretion of the Board and upon the request of the Trustee, a one-year waiver may be granted from the application of the policy, which will allow the Trustee to continue to serve on the Board for an additional one-year period following the end of the calendar year in which the Trustee reaches 75 years of age. A maximum of five one-year waivers may be requested by the Trustee and granted by the Board to the Trustee.
Name,
Age,
Address
Position(s) Held
With Fund and
Length of
Time Served
Term
of
Office*
Principal Occupation(s)
During the
Past 5 Years
No. of
Portfolios
in Russell
Investments
Fund
Complex
Overseen
by Trustee
Other
Directorships
Held by
Trustee
During the
Past 5 Years
INDEPENDENT TRUSTEES (continued)
Julie Dien Ledoux
Born August 17, 1969
1301 Second Avenue
18th Floor, Seattle, WA
98101
Trustee since 2019
Vice Chairman
of the Regulatory
and Investment
Compliance
Committee since
2022
Appointed until
successor is
duly elected
and qualified
Appointed until
successor is
duly elected and
qualified
Until March 2018, Trustee of Avenue
Credit Strategies Fund (investment
company)
Until November 2017, Trustee of
Avenue Income Credit Strategies
Fund (investment company)
40
Until
March
2018,
Trustee of
Avenue
Credit
Strategies
Fund
(investment
company).
Until
November
2017,
Trustee of
Avenue
Income
Credit
Strategies
Fund
(investment
company)

Russell Investment Company
LifePoints
®
Funds
Disclosure of Information about Fund Trustees and Officers, continued —
October 31, 2022 (Unaudited)
112 Disclosure of Information about Fund Trustees and Officers
* Each Trustee shall retire from service on the Board of Trustees at the end of the calendar year in which the Trustee reaches 75 years of age. However, at the discretion of the Board and upon the request of the Trustee, a one-year waiver may be granted from the application of the policy, which will allow the Trustee to continue to serve on the Board for an additional one-year period following the end of the calendar year in which the Trustee reaches 75 years of age. A maximum of five one-year waivers may be requested by the Trustee and granted by the Board to the Trustee.
Name,
Age,
Address
Position(s) Held
With Fund and
Length of
Time Served
Term
of
Office*
Principal Occupation(s)
During the
Past 5 Years
No. of
Portfolios
in Russell
Investments
Fund
Complex
Overseen
by Trustee
Other
Directorships
Held by Trustee
During the
Past 5 Years
INDEPENDENT TRUSTEES (continued)
Jeremy May
Born March 30, 1970
1301 Second Avenue
18th Floor, Seattle, WA
98101
Trustee since 2021 Appointed until
successor is
duly elected and
qualified
Founder and Chief Executive
Officer, Paralel Technologies
LLC (information technology
company)
Until March 2021, Chief
Operating Officer of Magnifi
LLC (information technology
company)
Until 2019, President ALPS
Portfolio Solutions and Executive
Vice President of ALPS Advisors
and ALPS Holdings (investment
company)
40
Trustee and
Chairman of
Bow River
Capital
Evergreen
Fund
(investment
company)
Trustee and
Chairman
of New
Age Alpha
ETF Trust
(investment
company)
Until March
2021,
Interested
Director of
Reaves Utility
Income Trust
(investment
Company)
Until
February
2021,
Interested
Director
of ALPS
Series Trust
(investment
company)
Until 2019,
Interested
Director of
RiverNorth
Opportunities
Fund
(investment
company)

Russell Investment Company
LifePoints
®
Funds
Disclosure of Information about Fund Trustees and Officers, continued —
October 31, 2022 (Unaudited)
Disclosure of Information about Fund Trustees and Officers 113
* Each Trustee shall retire from service on the Board of Trustees at the end of the calendar year in which the Trustee reaches 75 years of age. However, at the discretion of the Board and upon the request of the Trustee, a one-year waiver may be granted from the application of the policy, which will allow the Trustee to continue to serve on the Board for an additional one-year period following the end of the calendar year in which the Trustee reaches 75 years of age. A maximum of five one-year waivers may be requested by the Trustee and granted by the Board to the Trustee.
Name,
Age,
Address
Position(s) Held
With Fund and
Length of
Time Served
Term
of
Office*
Principal Occupation(s)
During the
Past 5 Years
No. of
Portfolios
in Russell
Investments
Fund
Complex
Overseen
by Trustee
Other
Directorships
Held by
Trustee
During the
Past 5 Years
INDEPENDENT TRUSTEES (continued)
Jeannie Shanahan
Born February 15, 1964
1301 Second Avenue
18th Floor, Seattle, WA
98101
Trustee since 2021 Appointed until
successor is
duly elected and
qualified
Until 2021, President of Twin
Star Consulting, LLC (consulting
company)
Until November 2018, Senior Vice
President and Chief Governance
Officer – CCAR of Northern
Trust Company (financial services
company)
40
None
Raymond P. Tennison Jr.
Born December 21, 1955
1301 Second Avenue
18th Floor, Seattle, WA
98101
Trustee since 2000
Chairman since 2021
Appointed until
successor is
duly elected and
qualified
Approved
Annually
Retired
40
None
Jack R. Thompson
Born March 21, 1949
1301 Second Avenue,
18th Floor, Seattle, WA
98101
Trustee since 2005
Vice Chairman since
2021
Chairman of
the Nominating
and Governance
Committee since
2021
Appointed until
successor is
duly elected and
qualified
Approved
annually
Appointed until
successor is
duly elected and
qualified
Retired
40
None

Russell Investment Company
LifePoints
®
Funds
Disclosure of Information about Fund Trustees and Officers, continued —
October 31, 2022 (Unaudited)
114 Disclosure of Information about Fund Trustees and Officers
Name,
Age,
Address
Positions(s) Held
With Fund and
Length of
Time Served
Term
of
Office
Principal Occupation(s)
During the
Past 5 Years
OFFICERS
Vernon Barback
Born August 24, 1956
1301 Second Avenue
18th Floor, Seattle, WA
98101
President and Chief
Executive Officer
since 2022
Until successor
is chosen and
qualified by
Trustees
President and CEO, RIC and RIF
Chief Operating Officer, Russell Investments
From 2019 – 2022, Chief Administrative Officer, Russell
Investments
From 2016 – 2019, President, Russell Investments
From 2019 – 2021, Vice Chairman, Russell Investments
Until 2020, Director, NorthStar Topco, LLC (technology and
services outsourcing company)
Cheryl Wichers
Born December 16, 1966
1301 Second Avenue
18th Floor, Seattle, WA
98101
Chief Compliance
Officer since 2005
Until removed
by Independent
Trustees
Chief Compliance Officer, RIC and RIF
Chief Compliance Officer, RIFUS
2011 to 2016 Chief Compliance Officer, U.S. One , LLC
Mark E. Swanson
Born November 26, 1963
1301 Second Avenue
18th Floor, Seattle, WA
98101
Treasurer, Chief
Accounting Officer
and Chief Financial
Officer since 1998
Until successor
is chosen and
qualified by
Trustees
Global Head of Fund Services, Russell Investments
President, Chief Executive Officer, Treasurer, Chief Accounting
Officer and CFO, RIC and RIF
Director and President, RIFUS
Director RIM, Russell Investments Trust Company (“RITC”) and
RIFIS
President and Chief Executive Officer, RIC and RIF, February 2020
to February 2022
Kate El-Hillow
Born August 17, 1974
1301 Second Avenue,
18th Floor, Seattle WA
98101
Chief Investment
Officer since 2021
Until removed
by Trustees
Global Chief Investment Officer and Co-President, Russell
Investments
Chief Investment Officer, RIC and RIF
President, RIM
Until 2021, Deputy Chief Investment Officer, Senior Portfolio
Manager, Head of Strategy Selection and Head of Portfolio
Management & Risk, Goldman Sachs
Mary Beth Albaneze
Born April 25, 1969
1301 Second Avenue,
18th Floor, Seattle, WA
98101
Secretary and Chief
Legal Officer since
2010
Until successor
is chosen and
qualified by
Trustees
Associate General Counsel, Russell Investments
Secretary, RIM, RIFUS and RIFIS
Secretary and Chief Legal Officer, RIC and RIF
Secretary, U.S. One, LLC

Russell Investment Company
LifePoints
®
Funds
Adviser and Service Providers — October 31, 2022 (Unaudited)
Adviser and Service Providers 115
Interested Trustees
Vernon Barback
Independent Trustees
Kristianne Blake
Michelle L. Cahoon
Michael Day
Katherine W. Krysty
Julie Dien Ledoux
Jeremy May
Jeannie Shanahan
Raymond P. Tennison, Jr.
Jack R. Thompson
Officers
Vernon Barback, President and Chief Executive Officer
Mark E. Swanson, Treasurer, Chief Accounting Officer and
Chief Financial Officer
Cheryl Wichers, Chief Compliance Officer
Kate El-Hillow, Chief Investment Officer
Mary Beth Albaneze, Secretary and Chief Legal Officer
Adviser
Russell Investment Management, LLC
1301 Second Avenue
Seattle, WA 98101
Administrator and Transfer and Dividend
Disbursing
Agent
Russell Investments Fund Services, LLC
1301 Second Avenue
Seattle, WA 98101
Custodian
State Street Bank and Trust Company
1 Heritage Drive
North Quincy, MA 02171
Office of Shareholder Inquiries
1301 Second Avenue
Seattle, WA 98101
(800) 787-7354
Legal Counsel
Dechert LLP
One International Place, 40th Floor
100 Oliver Street
Boston, MA 02110
Distributor
Russell Investments Financial Services, LLC
1301 Second Avenue
Seattle, WA 98101
Independent Registered Public Accounting Firm
PricewaterhouseCoopers LLP
1420 5th Avenue, Suite 2800
Seattle, WA 98101
This report is prepared from the books and records of the Funds and is submitted for the general information of shareholders and is not authorized for distribution to prospective investors unless accompanied or preceded by an effective Prospectus. Nothing herein contained is to be considered an offer of sale or a solicitation of an offer to buy shares of Russell Investment Company. Such offering is made only by Prospectus, which includes details as to offering price and other material information.

Russell Investment Company
1301 Second Avenue
Seattle, Washington 98101
800-787-7354
Fax: 206-505-3495
https://russellinvestments.com

2022 ANNUAL REPORT
Russell Investment Company
OCTOBER 31, 2022
FUND SHARE CLASS
U.S. Equity Funds
Equity Income Fund A, C, S, Y
Sustainable Equity Fund A, C, S, Y
U.S. Strategic Equity Fund A, C, M, S
U.S. Small Cap Equity Fund A, C, M, R6, S, Y
International and Global Equity Funds
International Developed Markets Fund A, C, M, S, Y
Global Equity Fund A, C, M, S, Y
Emerging Markets Fund A, C, M, R6, S, Y
Tax-Managed Equity Funds
Tax-Managed U.S. Large Cap Fund A, C, M, S
Tax-Managed U.S. Mid & Small Cap Fund A, C, M, S
Tax-Managed International Equity Fund A, C, M, S
Tax-Managed Real Assets Fund A, C, M, S
Fixed Income Funds
Opportunistic Credit Fund A, C, M, S, Y
Unconstrained Total Return Fund A, C, M, S, Y
Strategic Bond Fund A, C, M, R6, S, Y
Investment Grade Bond Fund A, C, M, R6, S, Y
Short Duration Bond Fund A, C, M, R6, S, Y
Tax Exempt Fixed Income Funds
Tax-Exempt High Yield Bond Fund A, C, M, S
Tax-Exempt Bond Fund A, C, M, S
Alternative Funds
Global Infrastructure Fund A, C, M, S, Y
Global Real Estate Securities Fund A, C, M, R6, S, Y
Specialty Funds
Multi-Strategy Income Fund A, C, M, S, Y
Multi-Asset Growth Strategy Fund A, C, M, S, Y
Multifactor Equity Funds
Multifactor U.S. Equity Fund A, C, M, R6, S, Y
Multifactor International Equity Fund M, R6, S, Y
Multifactor Fixed Income Funds
Multifactor Bond Fund Y

Russell Investment
Company
Russell Investment Company is a
series investment company with
31 different investment portfolios
referred to as Funds. These
financial statements report on 25
of these Funds.

Page
To Our Shareholders 3
Equity Income Fund 4
Sustainable Equity Fund 24
U.S. Strategic Equity Fund 46
U.S. Small Cap Equity Fund 70
International Developed Markets Fund 102
Global Equity Fund 130
Emerging Markets Fund 158
Tax-Managed U.S. Large Cap Fund 188
Tax-Managed U.S. Mid & Small Cap Fund 210
Tax-Managed International Equity Fund 238
Tax-Managed Real Assets Fund 270
Opportunistic Credit Fund 294
Unconstrained Total Return Fund 358
Strategic Bond Fund 394
Investment Grade Bond Fund 448
Short Duration Bond Fund 486
Tax-Exempt High Yield Bond Fund 528
Tax-Exempt Bond Fund 608
Global Infrastructure Fund 698
Global Real Estate Securities Fund 722
Multi-Strategy Income Fund 744
Multi-Asset Growth Strategy Fund 798
Multifactor U.S. Equity Fund 852
Multifactor International Equity Fund 876
Multifactor Bond Fund 906
Notes to Schedules of Investments 929
Notes to Financial Highlights 931
Notes to Financial Statements 932
Report of Independent Registered Public Accounting Firm 966
Tax Information 968
Affiliated Brokerage Transactions 970
Basis for Approval of Investment Advisory Contracts 971
Liquidity Risk Management Program 985
Shareholder Requests for Additional Information 986
Disclosure of Information about Fund Trustees and Officers 987
Adviser, Money Managers and Service Providers 994
Russell Investment Company
Annual Report
October 31, 2022
Table of Contents

Russell Investment Company
Copyright © Russell Investments 2022. All rights reserved.
Russell Investments’ ownership is composed of a majority stake held by funds managed by TA Associates, with a significant minority stake held by funds managed by Reverence Capital Partners. Russell Investments’ employees and Hamilton Lane Advisors, LLC also hold minority, non-controlling, ownership stakes.
Frank Russell Company is the owner of the Russell trademarks contained in this material and all trademark rights related to the Russell trademarks, which the members of the Russell Investments group of companies are permitted to use under license from Frank Russell Company. The members of the Russell Investments group of companies are not affiliated in any manner with Frank Russell Company or any entity operating under the “FTSE
RUSSELL” brand.
Fund objectives, risks, charges and expenses should be carefully considered before investing.
A prospectus containing this and other important information must precede or accompany this material. Please read the prospectus carefully before investing.
Securities distributed through Russell Investments Financial Services, LLC, member FINRA, part of Rus-
sell Investments.
Indices and benchmarks are unmanaged and cannot be invested in directly. Returns represent past performance, are not a guarantee of future performance, and are not indicative of any specific investment. Index return information is provided by vendors and although deemed reliable, is not guaranteed by Russell Investments or its affiliates.
S&P
®
is a registered trademark of Standard & Poor’s Financial Services LLC.
Performance quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Current to the most recent month-end performance for Russell Investment Company mutual funds is available by visiting
https://russellinvestments.com/us/fund-center/performance-pricing.

To Our Shareholders
To Our Shareholders 3
Fellow Investors,
Improving the financial security of our investors is our purpose. That has never changed. For those individuals seeking to navigate the challenging world of investing, what’s the best strategy? We believe that the combination of our investment solutions, a sound plan and timely investment advice provides the best route to achieving your desired outcomes. Your financial security is the reason we work hard to maintain a time-tested, disciplined investment approach, focused on meeting our clients’ financial needs.
The year of 2022 has been challenging, both in markets and investing:
For the one-year period ending October 31, 2022, U.S. equities returned -14.61%, according to the S&P 500.*
In comparison, within the same time period, developed non-U.S. equities, as measured by the MSCI EAFE index, provided a return of -23.00%.*
With the market volatility, rising interest rates from the U.S. Federal Reserve (the Fed), and difficult inflation challenges, it is critical to be disciplined when assessing your investment plan. While it is important to challenge prior thinking, it is just as vital to have an equally high bar to any material changes to long-term strategies. We continue to emphasize that prioritizing the long-term investment plan over short-term gains is most consistently rewarded.
As we look forward, we maintain our focus and look to position our funds for the year ahead, not the one that has just passed. With this in mind, we hold the following views on markets:
We have a small preference for non-U.S. developed equities over U.S. equities. They are relatively cheaper and we expect they will benefit from U.S. dollar weakness, should the Fed become less hawkish.
We believe inflation should be on a downward trend across developed economies over the next few months. For headline inflation, this requires that oil and natural gas prices at least stabilize at current levels. We believe that core inflation, which excludes food and energy costs, is close to peaking in most regions.
We expect that emerging market equities could recover if there is significant China stimulus, the Fed slows the pace of tightening, energy prices subside, and the U.S. dollar weakens. For now, we believe a neutral stance on emerging market equities is warranted.
Let me say once again that at Russell Investments, our stated purpose is to improve people’s financial security. For more than 85 years, we’ve been providing solutions to help investors like you reach your financial goals, whether you’re saving for retirement, already depending on retirement income or building a college fund.
We value the trust you have placed in our firm—there’s nothing we value more. All of us at Russell Investments appreciate the opportunity to help you achieve your own financial security.
Best regards,
Kate El-Hillow
Chief Investment Officer, Russell Investments
* Source: MarketWatch. Indexes are unmanaged and cannot be invested in directly. The S&P 500 Index is an index, with dividends reinvested, of 500 issues representative of leading companies in the U.S. large cap securities market. The MSCI EAFE (Europe, Australasia, Far East) index is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada.

Russell Investment Company
Equity Income Fund
Portfolio Management Discussion and Analysis — October 31, 2022
(Unaudited)
4 Equity Income Fund
Equity Income Fund - Class A
‡
Total
Return
1 Year (13 .08)%
5 Years 7 .25%§
10 Years 10 .54%§
Equity Income Fund - Class C
Total
Return
1 Year (8 .49)%
5 Years 7 .71%§
10 Years 10 .36%§
Equity Income Fund - Class S
Total
Return
1 Year (7 .51)%
5 Years 8 .84%§
10 Years 11 .50%§
Equity Income Fund - Class Y
‡‡
Total
Return
1 Year (7 .38)%
5 Years 9 .01%§
10 Years 11 .68%§
Russell 1000
®
Value Index**
Total
Return
1 Year (7 .00)%
5 Years 7 .21%§
10 Years 10 .30%§
Equity Income Fund Linked Benchmark***
Total
Return
1 Year (7 .00)%
5 Years 8 .43%§
10 Years 11 .75%§

Russell Investment Company
Equity Income Fund
Portfolio Management Discussion and Analysis, continued — October 31,
2022 (Unaudited)
Equity Income Fund 5
The Equity Income Fund (the “Fund”) employs a multi-manager
approach whereby Russell Investment Management, LLC
(“RIM”) manages a portion of the Fund’s assets based upon
model portfolios provided by multiple non-discretionary money managers. The Fund’s money managers have non-discretionary
assignments pursuant to which they provide a model portfolio to RIM representing their investment recommendations, based
upon which RIM purchases and sells securities for the Fund.
RIM also manages the portion of the Fund’s assets that RIM
determines not to manage based upon model portfolios provided by the Fund’s money managers. RIM may change the allocation
of the Fund’s assets at any time. An exemptive order from the
Securities and Exchange Commission permits RIM to engage
or terminate a money manager at any time, subject to approval by the Fund’s Board, without a shareholder vote. Pursuant to the terms of the exemptive order, the Fund is required to notify its shareholders within 90 days of when a money manager begins
providing services. As of October 31, 2022, the Fund had two money managers.
What is the Fund’s investment objective?
The Fund seeks to provide long-term capital growth and current income.
How did the Fund perform relative to its benchmark
for the fiscal year ended October 31, 2022?
For the fiscal year ended October 31, 2022 (the “fiscal year”), the
Fund’s Class A, Class C, Class S and Class Y Shares lost 7.76%,
8.49%, 7.51% and 7.38%, respectively. This is compared to the
Fund’s benchmark, the Russell 1000
®
Value Index, which lost
7.00% during the fiscal year. The Fund’s performance includes operating expenses, whereas index returns are unmanaged and
do not include expenses of any kind.
For the fiscal year, the Morningstar
®
Large Value Category, a
group of funds that Morningstar considers to have investment strategies similar to those of the Fund, lost 4.59%. This result serves as a peer comparison and is expressed net of operating expenses.
How did market conditions affect the Fund’s
performance?
A large and protracted rise in inflation created serious
challenges for the U.S. economic outlook. In response, the
Federal Reserve’s monetary policy pivoted into restrictive
territory. It was a largely negative return environment for the equity markets where value and low volatility-oriented equities outperformed their growth peers. Energy and consumer staples were the best performing sectors while communication services and information technology lagged.
How did the investment strategies and techniques
employed by the Fund and its money managers affect
its benchmark relative performance?
Over the fiscal year, the Fund, on average, maintained exposure to higher growth and quality companies than the Russell 1000
®
Value Index. Within the U.S. equity market, a preference for higher growth detracted from performance. Sector allocation
decisions held back performance, especially a large overweight to the underperforming information technology sector.
Stock selection was additive to benchmark relative performance during the fiscal year, especially within the information
technology and health care sectors.
With respect to the Fund’s money managers, Brandywine
Global Investment Management, LLC outperformed the
Fund’s benchmark. The money manager’s preference for
lower valuation companies was rewarded. Stock selection was
positive within the communication services and industrials
sectors. Sector tilts were also beneficial, especially overweights to utilities and materials.
Barrow, Hanley, Mewhinney & Strauss, LLC outperformed
the Fund’s benchmark. The money manager’s focus on
identifying attractively valued stocks worked well in the market environment. Stock selection was positive within the financials and health care sectors. Sector tilts were also beneficial,
especially an overweight to energy and an underweight to
information technology.
During the fiscal year, RIM utilized a positioning strategy to seek to control Fund-level exposures and risks through the
purchase of a stock portfolio. Using quantitative and/or rules-
based processes and qualitative analysis, the strategy seeks to position the portfolio to meet RIM’s overall preferred
positioning with respect to Fund exposures along factor and
industry dimensions. The Fund’s active positioning strategy
provided exposure to RIM’s strategic equity beliefs associated with quality and low volatility factors. During the fiscal year, the strategy underperformed the Fund’s benchmark. A tilt
toward stocks with lower volatility was beneficial. However, sector allocation decisions detracted from returns, especially an overweight to information technology and an underweight to
energy.
During the fiscal year, RIM partially equitized the Fund’s cash using index futures contracts to provide the Fund with greater market exposure and this strategy performed as intended.
Describe any changes to the Fund’s structure or the
money manager line-up.
There were no changes to the Fund’s structure or money
manager line-up during the fiscal year.

Russell Investment Company
Equity Income Fund
Portfolio Management Discussion and Analysis, continued — October 31,
2022 (Unaudited)
6 Equity Income Fund
The views expressed in this report reflect those of
the portfolio managers only through the end of the
fiscal year covered by the report. These views do not
necessarily represent the views of RIM, or any other
person in RIM or any other affiliated organization.
These views are subject to change at any time based
upon market conditions or other events, and RIM
disclaims any responsibility to update the views
contained herein. These views should not be relied
on as investment advice and, because investment
decisions for a Russell Investment Company (“RIC”)
Fund are based on numerous factors, should not be
relied on as an indication of investment decisions of
any RIC Fund.
Money Managers as of October 31,
2022 Styles
Barrow, Hanley, Mewhinney & Strauss,
LLC Value
Brandywine Global Investment
Management, LLC
Value
* Assumes initial investment on November 1, 2012.
** Russell 1000
®
Value Index measures the performance of those Russell 1000
®
Index securities with lower price-to-book ratios and lower forecasted growth values, representative of U.S. securities exhibiting value characteristic.
*** Equity Income Linked Benchmark provides a means to compare the Fund’s average annual returns to a secondary benchmark that takes into account the historical changes in the Fund’s primary benchmark. The Equity Income Linked Benchmark represents the returns of the Russell 1000
®
Index through
September 30, 2019 and the returns of the Russell 1000
®
Value Index thereafter.
‡ The performance shown has been adjusted to reflect the deduction of the maximum Class A sales charge of 5.75%.
‡‡ The Fund’s performance inception date for Class Y Shares was March 30, 2000. The Fund closed its Class Y Shares on May 4, 2015 and reopened its Class
Y Shares on February 28, 2017. The returns shown for Class Y Shares for the periods May 5, 2015 through February 28, 2017 are the returns of the Fund’s
Class I Shares. Class Y Shares will have substantially similar annual returns as the Class I Shares because the Shares of each Class are invested in the same portfolio of securities. Annual returns for each Class will differ only to the extent that the Class Y Shares do not have the same expenses as the Class I
Shares. Class I Shares are no longer offered and were reclassified as S Shares on August 18, 2017.
§ Annualized.
Performance is historical and assumes reinvestment of all dividends and capital gains. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than when purchased. Past performance is not indicative of future results. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Additionally, the returns presented herein may differ from the performance reported in the Financial Highlights as the returns herein are calculated in a manner consistent with standardized performance in accordance with
Securities and Exchange Commission rules, while the performance in the Financial Highlights has been calculated in accordance with U.S. Generally Accepted
Accounting Principles (“U.S. GAAP”).

Russell Investment Company
Equity Income Fund
Shareholder Expense Example — October 31, 2022 (Unaudited)
Equity Income Fund 7
Fund Expenses
The following disclosure provides important information
regarding the Fund’s Shareholder Expense Example
(“Example”).
Example
As a shareholder of the Fund, you incur two types of costs:
(1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs,
including advisory and administrative fees; distribution (12b-1)
and/or service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars)
of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from May 1, 2022 to October 31, 2022 .
Actual Expenses
The information in the table under the heading “Actual
Performance” provides information about actual account
values and actual expenses. You may use the information in
this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During
Period” to estimate the expenses you paid on your account
during this period.
Hypothetical Example for Comparison Purposes
The information in the table under the heading “Hypothetical
Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses
based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the
Fund’s actual return. The hypothetical account values and
expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the
Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant
to highlight your ongoing costs only and do not reflect any
transactional costs. Therefore, the information under the heading
“Hypothetical Performance (5% return before expenses)” is
useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
Class A
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2022 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2022 $ 955.70 $ 1,019.51
Expenses Paid During Period* $ 5.57 $ 5.75
* Expenses are equal to the Fund's annualized expense ratio of 1.13%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-
half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class C
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2022 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2022 $ 952.20 $ 1,015.73
Expenses Paid During Period* $ 9.25 $ 9.55
* Expenses are equal to the Fund's annualized expense ratio of 1.88%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-
half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class S
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2022 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2022 $ 957.30 $ 1,020.97
Expenses Paid During Period* $ 4.14 $ 4.28
* Expenses are equal to the Fund's annualized expense ratio of 0.84%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-
half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

Russell Investment Company
Equity Income Fund
Shareholder Expense Example, continued — October 31, 2022 (Unaudited)
8 Equity Income Fund
Class Y
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2022 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2022 $ 958.00 $ 1,021.78
Expenses Paid During Period* $ 3.36 $ 3.47
* Expenses are equal to the Fund's annualized expense ratio of 0.68%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-
half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

Russell Investment Company
Equity Income Fund
Schedule of Investments — October 31, 2022
See accompanying notes which are an integral part of the financial statements.
Equity Income Fund 9
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Common Stocks - 94.0%
Consumer Discretionary - 7.9%
Advance Auto Parts, Inc. 4,562 866
Amazon.com, Inc.(Æ) 6,866 703
Autoliv, Inc. 9,087 730
Best Buy Co., Inc. 8,719 596
Comcast Corp. Class A 55,782 1,771
Costco Wholesale Corp. 1,455 730
Dollar Tree, Inc.(Æ) 2,456 389
DR Horton, Inc. 13,430 1,033
eBay, Inc. 16,471 656
General Motors Co. 38,575 1,514
Home Depot, Inc. (The) 2,439 722
Kohl's Corp. 4,295 129
Lennar Corp. Class A 2,653 214
Lithia Motors, Inc. Class A 3,103 615
McDonald's Corp. 1,968 537
New York Times Co. (The) Class A 10,380 301
Nike, Inc. Class B 3,246 301
Omnicom Group, Inc. 3,657 266
PulteGroup, Inc. 25,764 1,030
Ralph Lauren Corp. Class A 2,883 267
Target Corp. 8,941 1,469
VF Corp. 8,858 250
Walmart, Inc. 5,075 722
Walt Disney Co. (The)(Æ) 18,892 2,013
Yum! Brands, Inc. 1,435 170
17,994
Consumer Staples - 9.8%
Altria Group, Inc. 4,771 221
Archer-Daniels-Midland Co. 7,136 692
Church & Dwight Co., Inc. 2,700 200
Coca-Cola Co. (The) 10,107 605
Coca-Cola European Partners PLC 35,904 1,689
Conagra Brands, Inc. 27,920 1,025
CVS Health Corp. 45,124 4,273
General Mills, Inc. 8,451 690
Haleon PLC - ADR(Æ) 114,120 698
Hershey Co. (The) 1,123 268
Ingredion, Inc. 13,412 1,195
JM Smucker Co. (The) 1,757 265
Kellogg Co. 2,445 188
Kimberly-Clark Corp. 933 116
Kraft Heinz Co. (The) 9,928 382
Kroger Co. (The) 29,581 1,399
Molson Coors Beverage Co. Class B 19,802 999
Mondelez International, Inc. Class A 6,754 415
PepsiCo, Inc. 3,799 690
Philip Morris International, Inc. 27,211 2,499
Procter & Gamble Co. (The) 14,004 1,886
Sysco Corp. 3,388 293
Tyson Foods, Inc. Class A 16,594 1,134
Walgreens Boots Alliance, Inc. 14,303 522
22,344
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Energy - 7.9%
BP PLC - ADR 46,497 1,547
Canadian Natural Resources, Ltd. 14,896 893
Chevron Corp. 14,598 2,641
Enbridge, Inc. 40,951 1,595
EOG Resources, Inc. 6,004 819
Exxon Mobil Corp. 16,921 1,875
Hess Corp. 14,584 2,057
Kinder Morgan, Inc. 23,003 417
Magna International, Inc. Class A 9,442 526
Marathon Petroleum Corp. 6,212 706
ONEOK, Inc. 4,786 284
Phillips 66 26,414 2,755
Shell PLC - ADR 22,647 1,260
Valero Energy Corp. 6,116 768
18,143
Financial Services - 21.3%
AerCap Holdings, Ltd. / AerCap Global
Aviation Trust(Æ) 22,619 1,208
Aflac, Inc. 6,147 400
AGNC Investment Corp.(Æ) 15,932 131
Allstate Corp. (The) 19,377 2,446
American Financial Group, Inc. 3,118 452
American International Group, Inc. 4,598 262
American Tower Corp.(ö) 1,715 355
Ameriprise Financial, Inc. 1,053 326
Apartment Income REIT Corp.(ö) 7,141 274
AvalonBay Communities, Inc.(ö) 1,990 349
Bank of America Corp. 58,181 2,097
Berkshire Hathaway, Inc. Class B(Æ) 12,386 3,655
CBRE Group, Inc. Class A 3,645 259
Charles Schwab Corp. (The) 16,619 1,324
Chubb, Ltd. 11,881 2,553
Cincinnati Financial Corp. 1,757 182
Citigroup, Inc. 67,555 3,098
Citizens Financial Group, Inc. 4,352 178
CME Group, Inc. Class A 1,490 258
Corporate Office Properties Trust(ö) 21,130 563
Crown Castle, Inc.(ö) 1,781 237
Cullen/Frost Bankers, Inc. 1,846 286
Digital Realty Trust, Inc.(ö) 2,815 282
Equity Residential(ö) 3,818 241
Fifth Third Bancorp 7,402 264
Hartford Financial Services Group, Inc. 3,977 288
Howard Hughes Corp. (The)(Æ) 7,608 467
Hudson Pacific Properties, Inc.(ö) 8,866 98
Intercontinental Exchange, Inc. 3,226 308
JPMorgan Chase & Co. 39,673 4,994
KeyCorp 10,032 179
M&T Bank Corp. 1,136 191
Marsh & McLennan Cos., Inc. 3,349 541
MasterCard, Inc. Class A 2,594 851
MetLife, Inc. 5,632 412
New York Community Bancorp, Inc. 87,062 811
Northern Trust Corp. 17,266 1,456
Old Republic International Corp. 11,203 260

Russell Investment Company
Equity Income Fund
Schedule of Investments, continued — October 31, 2022
See accompanying notes which are an integral part of the financial statements.
10 Equity Income Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
PNC Financial Services Group, Inc. (The) 2,464 399
Popular, Inc. 9,476 670
Principal Financial Group, Inc. 3,062 270
Progressive Corp. (The) 3,899 501
Prologis, LP(ö) 4,801 532
Prudential Financial, Inc. 3,295 347
Public Storage(ö) 1,220 378
Regions Financial Corp. 12,792 281
Reinsurance Group of America, Inc. Class A 8,931 1,314
SEI Investments Co. 6,576 357
Signature Bank 1,221 194
Simon Property Group, Inc.(ö) 1,961 214
T. Rowe Price Group, Inc. 7,696 817
TFS Financial Corp. 8,749 123
Travelers Cos., Inc. (The) 2,042 377
Truist Financial Corp. 8,682 389
US Bancorp 34,465 1,463
Visa, Inc. Class A 4,438 919
Voya Financial, Inc. 4,283 293
Wells Fargo & Co. 92,109 4,236
Weyerhaeuser Co.(ö) 29,404 910
Willis Towers Watson PLC(Æ) 5,538 1,208
48,728
Health Care - 15.7%
Abbott Laboratories 6,735 666
AbbVie, Inc. 4,773 699
Amgen, Inc. 2,100 568
AstraZeneca PLC - ADR 11,854 697
Baxter International, Inc. 3,807 207
Becton Dickinson and Co. 6,246 1,474
Biogen, Inc.(Æ) 1,086 308
Bristol-Myers Squibb Co. 20,657 1,600
Cigna Corp. 9,829 3,175
Dentsply Sirona, Inc. 19,462 600
Eli Lilly & Co. 2,026 734
Envista Holdings Corp.(Æ) 9,303 307
Gilead Sciences, Inc. 9,817 770
GSK Finance No. 3 PLC - ADR 31,852 1,057
Henry Schein, Inc.(Æ) 2,566 176
Hologic, Inc.(Æ) 3,662 248
Horizon Therapeutics PLC(Æ) 14,682 915
Humana, Inc. 1,557 869
Illumina, Inc.(Æ) 1,893 433
Jazz Pharmaceuticals PLC(Æ) 6,859 986
Johnson & Johnson 18,382 3,198
Laboratory Corp. of America Holdings 1,168 259
Medtronic PLC 32,864 2,870
Merck & Co., Inc. 38,170 3,863
Perrigo Co. PLC 19,567 788
Pfizer, Inc. 41,560 1,935
Quest Diagnostics, Inc. 1,993 286
Regeneron Pharmaceuticals, Inc.(Æ) 882 660
Stryker Corp. 1,719 394
Thermo Fisher Scientific, Inc. 1,280 658
United Therapeutics Corp.(Æ) 690 159
UnitedHealth Group, Inc. 4,443 2,467
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Vertex Pharmaceuticals, Inc.(Æ) 959 299
Viatris, Inc. 59,262 600
Zimmer Biomet Holdings, Inc. 7,815 886
35,811
Materials and Processing - 5.3%
Air Products & Chemicals, Inc. 9,647 2,416
Amcor PLC 22,109 256
AptarGroup, Inc. 2,799 277
Crown Holdings, Inc. 13,159 903
Dow, Inc. 8,424 394
DuPont de Nemours, Inc. 38,021 2,175
Eastman Chemical Co. 7,656 588
Huntsman Corp. 22,221 595
International Flavors & Fragrances, Inc. 16,390 1,600
Linde PLC(Æ) 953 283
LyondellBasell Industries NV Class A 3,663 280
Newmont Corp. 27,498 1,164
Nucor Corp. 3,504 460
Packaging Corp. of America 2,034 244
Royal Gold, Inc. 3,868 367
Southern Copper Corp. 5,321 250
12,252
Producer Durables - 8.2%
3M Co. 5,101 642
Alaska Air Group, Inc.(Æ) 15,191 675
Ametek, Inc. 1,426 185
Automatic Data Processing, Inc. 2,179 527
Carlisle Cos., Inc. 445 106
Cummins, Inc. 912 223
Danaher Corp. 1,975 497
Deere & Co. 4,601 1,821
Delta Air Lines, Inc.(Æ) 31,687 1,075
Emerson Electric Co. 3,916 339
FedEx Corp. 9,060 1,452
General Dynamics Corp. 8,964 2,239
Global Payments, Inc. 10,647 1,217
Honeywell International, Inc. 1,327 271
Illinois Tool Works, Inc. 1,440 307
L3Harris Technologies, Inc. 2,021 498
Lockheed Martin Corp. 1,471 716
Moody's Corp. 575 152
Northrop Grumman Corp. 864 474
PACCAR, Inc. 4,384 425
Paychex, Inc. 2,512 297
Rockwell Automation, Inc. 576 147
Snap-on, Inc. 1,242 276
Stanley Black & Decker, Inc. 14,483 1,137
Union Pacific Corp. 2,417 477
United Parcel Service, Inc. Class B 2,833 475
Vontier Corp. 48,312 923
Waste Management, Inc. 2,542 403
Zebra Technologies Corp. Class A(Æ) 2,974 842
18,818

Russell Investment Company
Equity Income Fund
Schedule of Investments, continued — October 31, 2022
See accompanying notes which are an integral part of the financial statements.
Equity Income Fund 11
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Technology - 10.8%
Accenture PLC Class A 2,213 628
Activision Blizzard, Inc. 2,813 205
Adobe, Inc.(Æ) 697 222
Alphabet, Inc. Class A(Æ) 11,702 1,106
Alphabet, Inc. Class C(Æ) 8,379 793
Amdocs, Ltd. 2,307 199
Amphenol Corp. Class A 4,518 343
Apple, Inc. 5,544 850
Booking Holdings, Inc.(Æ) 363 679
Broadcom, Inc. 764 359
Cisco Systems, Inc. 25,971 1,180
Cognizant Technology Solutions Corp.
Class A 4,692 292
Corning, Inc. 13,028 419
Electronic Arts, Inc. 1,178 148
Fiserv, Inc.(Æ) 1,787 184
Hewlett Packard Enterprise Co. 28,444 406
HP, Inc.(Æ) 23,223 641
Intel Corp. 38,249 1,087
International Business Machines Corp. 7,550 1,044
Intuit, Inc. 826 353
Jack Henry & Associates, Inc. 1,288 256
Meta Platforms, Inc. Class A(Æ) 24,924 2,322
Micron Technology, Inc. 24,183 1,308
Microsoft Corp. 3,350 778
Motorola Solutions, Inc. 1,284 321
NVIDIA Corp. 3,801 513
Oracle Corp. 29,592 2,310
Qorvo, Inc.(Æ) 2,352 203
QUALCOMM, Inc. 3,249 382
Raytheon Technologies Corp.(Æ) 20,789 1,971
Salesforce, Inc.(Æ) 810 132
Synopsys, Inc.(Æ) 1,415 414
Teradyne, Inc. 16,761 1,364
Texas Instruments, Inc. 3,583 576
VMware, Inc. Class A 5,945 669
24,657
Utilities - 7.1%
American Electric Power Co., Inc. 4,979 438
AT&T, Inc. 68,411 1,247
CenterPoint Energy, Inc. 7,870 225
ConocoPhillips Co. 22,682 2,860
Consolidated Edison, Inc. 4,509 397
Dominion Energy, Inc. 4,559 319
Duke Energy Corp. 3,077 287
Edison International 19,006 1,141
Entergy Corp. 14,215 1,523
Evergy, Inc. 3,164 193
Exelon Corp. 6,164 238
FirstEnergy Corp. 25,911 977
NextEra Energy, Inc. 5,709 442
Pinnacle West Capital Corp. 16,402 1,102
Southern Co. (The) 7,507 492
T-Mobile USA, Inc.(Æ) 17,277 2,619
UGI Corp. 21,608 763
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Verizon Communications, Inc. 24,186 904
16,167
Total Common Stocks
(cost $160,177) 214,914
Short-Term Investments - 5.6%
U.S. Cash Management Fund(@) 12,683,152
(∞)
12,678
Total Short-Term Investments
(cost $12,679) 12,678
Total Investments - 99.6%
(identified cost $172,856) 227,592
Other Assets and Liabilities,
Net - 0.4%
1,020
Net Assets - 100.0%
228,612

Russell Investment Company
Equity Income Fund
Schedule of Investments, continued — October 31, 2022
See accompanying notes which are an integral part of the financial statements.
12 Equity Income Fund
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
S&P 500 E-Mini Index Futures 68 USD 13,202 12/22 (147)
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å) (147)
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total % of Net Assets
Common Stocks
Consumer Discretionary $ 17,994 $ — $ —
$ —
$ 17,994 7.9
Consumer Staples 22,344 — —
—
22,344 9.8
Energy 18,143 — —
—
18,143 7.9
Financial Services 48,728 — —
—
48,728 21.3
Health Care 35,811 — —
—
35,811 15.7
Materials and Processing 12,252 — —
—
12,252 5.3
Producer Durables 18,818 — —
—
18,818 8.2
Technology 24,657 — —
—
24,657 10.8
Utilities 16,167 — —
—
16,167 7.1
Short-Term Investments — — — 12,678 12,678 5.6
Total Investments 214,914 — — 12,678 227,592 99.6
Other Assets and Liabilities, Net
0.4
100.0
Other Financial Instruments
Liabilities
Futures Contracts (147) — — — (147) (0.1)
Total Other Financial Instruments
*
$ (147) $ — $ — $ — $ (147)
* Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of
Investments.
For a description of the Levels, see note 2 in the Notes to Financial Statements.
For a disclosure on transfers into and out of Level 3 during the period ended October 31, 2022, see note 2 in the Notes to
Financial Statements.

Russell Investment Company
Equity Income Fund
Fair Value of Derivative Instruments — October 31, 2022
See accompanying notes which are an integral part of the financial statements.
Equity Income Fund 13
Amounts in thousands
Derivatives not accounted for as hedging instruments
Equity
Contracts
Location: Statement of Assets and Liabilities - Liabilities
Variation margin on futures contracts* $ 147
Derivatives not accounted for as hedging instruments
Equity
Contracts
Location: Statement of Operations - Net realized gain (loss)
Futures contracts $ (1,178)
Location: Statement of Operations - Net change in unrealized appreciation (depreciation)
Futures contracts $ (319)
* Includes cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the
Statement of Assets and Liabilities.
For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

Russell Investment Company
Equity Income Fund
See accompanying notes which are an integral part of the financial statements.
14 Equity Income Fund
Statement of Assets and Liabilities — October 31, 2022
Amounts in thousands
Assets
Investments, at identified cost ......................................................................................................................................................
$ 172,856
Investments, at fair value(>) ........................................................................................................................................................
227,592
Receivables:
Dividends and interest ...................................................................................................................................................... 190
Dividends from affiliated funds ....................................................................................................................................... 32
Investments sold ............................................................................................................................................................... 334
Fund shares sold ............................................................................................................................................................... 245
From broker(a) ................................................................................................................................................................. 730
Total assets ...............................................................................................................................................................
229,123
Liabilities
Payables:
Fund shares redeemed ...................................................................................................................................................... 123
Accrued fees to affiliates .................................................................................................................................................. 151
Other accrued expenses .................................................................................................................................................... 91
Variation margin on futures contracts .............................................................................................................................. 146
Total liabilities ...........................................................................................................................................................
511
Net Assets ...............................................................................................................................................................
$ 228,612

Russell Investment Company
Equity Income Fund
See accompanying notes which are an integral part of the financial statements.
Equity Income Fund 15
Statement of Assets and Liabilities, continued — October 31, 2022
Amounts in thousands
Net Assets Consist of:
Total distributable earnings (losses) .............................................................................................................................................
$ 87,189
Shares of beneficial interest .........................................................................................................................................................
83
Additional paid-in capital ............................................................................................................................................................
141,340
Net Assets ...............................................................................................................................................................
$ 228,612
Net Asset Value
,
offering and redemption price per share:
Net asset value per share: Class A(#) ........................................................................................................................................... $ 27.74
Maximum offering price per share (Net asset value plus sales charge of 5.75%): Class A ..................................................... $ 29.43
Class A
—
Net assets ........................................................................................................................................................... $ 19,713,892
Class A
—
Shares outstanding ($.01 par value) .................................................................................................................. 710,548
Net asset value per share: Class C(#) ........................................................................................................................................... $ 26.55
Class C
—
Net assets ........................................................................................................................................................... $ 19,592,599
Class C
—
Shares outstanding ($.01 par value) .................................................................................................................. 737,830
Net asset value per share: Class S(#) ........................................................................................................................................... $ 27.59
Class S
—
Net assets ............................................................................................................................................................ $ 171,669,853
Class S
—
Shares outstanding ($.01 par value) ................................................................................................................... 6,222,214
Net asset value per share: Class Y(#) ........................................................................................................................................... $ 27.53
Class Y
—
Net assets ........................................................................................................................................................... $ 17,635,577
Class Y
—
Shares outstanding ($.01 par value) .................................................................................................................. 640,483
Amounts in thousands
(>)     Investments in affiliates, U.S. Cash Management Fund $ 12,678
(a)     Receivable from Broker for Futures $ 730
(#) Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

Russell Investment Company
Equity Income Fund
See accompanying notes which are an integral part of the financial statements.
16 Equity Income Fund
Statement of Operations — For the Period Ended October 31, 2022
Amounts in thousands
Investment Income
Dividends ......................................................................................................................................................................... $ 5,099
Dividends from affiliated funds ....................................................................................................................................... 110
Total investment income ..............................................................................................................................................................
5,209
Expenses
Advisory fees ................................................................................................................................................................... 1,357
Administrative fees .......................................................................................................................................................... 119
Custodian fees .................................................................................................................................................................. 102
Distribution fees - Class A ............................................................................................................................................... 54
Distribution fees - Class C ............................................................................................................................................... 161
Transfer agent fees - Class A ........................................................................................................................................... 43
Transfer agent fees - Class C ........................................................................................................................................... 43
Transfer agent fees - Class S ............................................................................................................................................ 369
Transfer agent fees - Class Y ........................................................................................................................................... 1
Professional fees .............................................................................................................................................................. 85
Registration fees ............................................................................................................................................................... 62
Shareholder servicing fees - Class C ............................................................................................................................... 54
Trustees’ fees .................................................................................................................................................................... 14
Printing fees ..................................................................................................................................................................... 14
Miscellaneous .................................................................................................................................................................. 20
Expenses before reductions .............................................................................................................................................. 2,498
Expense reductions .......................................................................................................................................................... (197)
Net expenses ................................................................................................................................................................................
2,301
Net investment income (loss) .......................................................................................................................................................
2,908
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments ...................................................................................................................................................................... 39,538
Investments in affiliated funds ......................................................................................................................................... (1)
Futures contracts .............................................................................................................................................................. (1,178)
Net realized gain (loss) ................................................................................................................................................................
38,359
Net change in unrealized appreciation (depreciation) on:
Investments ..................................................................................................................................................................... (61,231)
Investments in affiliated funds ......................................................................................................................................... (1)
Futures contracts .............................................................................................................................................................. (319)
Net change in unrealized appreciation (depreciation) ................................................................................................................. (61,551)
Net realized and unrealized gain (loss) ........................................................................................................................................ (23,192)
Net Increase (Decrease) in Net Assets from Operations ....................................................................................
$ (20,284)

Russell Investment Company
Equity Income Fund
See accompanying notes which are an integral part of the financial statements.
Equity Income Fund 17
Statements of Changes in Net Assets
Amounts in thousands
For the Periods Ended October 31,
2022 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss) .............................................................................................................. $ 2,908 $ 2,212
Net realized gain (loss) ....................................................................................................................... 38,359 26,130
Net change in unrealized appreciation (depreciation) ........................................................................ (61,551) 58,542
Net increase (decrease) in net assets from operations .............................................................................. (20,284) 86,884
Distributions
To shareholders
Class A .......................................................................................................................................... (2,262) (589)
Class C .......................................................................................................................................... (2,240) (509)
Class S .......................................................................................................................................... (19,289) (5,488)
Class Y .......................................................................................................................................... (2,123) (791)
Net decrease in net assets from distributions ............................................................................................ (25,914) (7,377)
Share Transactions*
Net increase (decrease) in net assets from share transactions ................................................................... 21,031 (34,385)
Total Net Increase (Decrease) in Net Assets ........................................................................
(25,167) 45,122
Net Assets
Beginning of period .................................................................................................................................. 253,779 208,657
End of period .............................................................................................................................................
$ 228,612 $ 253,779

Russell Investment Company
Equity Income Fund
See accompanying notes which are an integral part of the financial statements.
18 Equity Income Fund
Statements of Changes in Net Assets, continued
* Share transaction amounts (in thousands) for the periods ended October 31, 2022 and October 31, 2021 were as follows:
2022 2021
Shares Dollars Shares Dollars
Class A
Proceeds from shares sold 82 $ 2,466 49 $ 1,470
Proceeds from reinvestment of distributions 74 2,251 21 586
Payments for shares redeemed (140) (4,161) (108) (3,225)
Net increase (decrease)
16 556 (38) (1,169)
Class C
Proceeds from shares sold 53 1,503 22 659
Proceeds from reinvestment of distributions 76 2,236 20 507
Payments for shares redeemed (110) (3,125) (147) (4,184)
Net increase (decrease)
19 614 (105) (3,018)
Class S
Proceeds from shares sold 1,022 31,070 344 10,484
Proceeds from reinvestment of distributions 627 18,925 194 5,397
Payments for shares redeemed (1,057) (30,871) (1,231) (37,281)
Net increase (decrease)
592 19,124 (693) (21,400)
Class Y
Proceeds from shares sold 18 538 — —
Proceeds from reinvestment of distributions 45 1,362 20 549
Payments for shares redeemed (38) (1,163) (334) (9,347)
Net increase (decrease)
25 737 (314) (8,798)
Total increase (decrease)
652 $ 21,031 (1,150) $ (34,385)

Russell Investment Company
Equity Income Fund
Financial Highlights — For the Periods Ended
See accompanying notes which are an integral part of the financial statements.
20 Equity Income Fund
For a Share Outstanding Throughout Each Period.
$
Net Asset Value,
Beginning of
Period
$
Net Investment
Income (Loss)
(a)(d)
$
Net Realized
and Unrealized
Gain (Loss)
$
Total from
Investment
Operations
$
Distributions
from Net
Investment Income
$
Distributions
from Net
Realized Gain
Class A
October 31, 2022 33.38 .30 (2.62) (2.32) (.28) (3.04)
October 31, 2021 23.86 .22 10.11 10.33 (.24) (.57)
October 31, 2020 24.71 .32 (.83) (.51) (.34) —
October 31, 2019 32.27 .35 1.22 1.57 (.37) (8.76)
October 31, 2018 35.18 .32 1.31 1.63 (.30) (4.24)
Class C
October 31, 2022 32.11 .07 (2.51) (2.44) (.08) (3.04)
October 31, 2021 23.00 (.01) 9.75 9.74 (.06) (.57)
October 31, 2020 23.82 .14 (.80) (.66) (.16) —
October 31, 2019 31.45 .16 1.15 1.31 (.18) (8.76)
October 31, 2018 34.41 .07 1.28 1.35 (.07) (4.24)
Class S
October 31, 2022 33.23 .38 (2.61) (2.23) (.37) (3.04)
October 31, 2021 23.75 .30 10.08 10.38 (.33) (.57)
October 31, 2020 24.60 .39 (.83) (.44) (.41) —
October 31, 2019 32.18 .43 1.20 1.63 (.45) (8.76)
October 31, 2018 35.10 .43 1.29 1.72 (.40) (4.24)
Class Y
October 31, 2022 33.17 .42 (2.60) (2.18) (.42) (3.04)
October 31, 2021 23.71 .35 10.06 10.41 (.38) (.57)
October 31, 2020 24.57 .42 (.83) (.41) (.45) —
October 31, 2019 32.15 .45 1.22 1.67 (.49) (8.76)
October 31, 2018 35.07 .48 1.30 1.78 (.46) (4.24)

See accompanying notes which are an integral part of the financial statements.
Equity Income Fund 21
$
Total
Distributions
$
Net Asset Value,
End of
Period
%
Total
Return
(c)
$
Net Assets,
End of Period
(000)
%
Ratio of Expenses
to Average
Net Assets,
Gross
%
Ratio of Expenses
to Average
Net Assets,
Net
(d)
%
Ratio of Net
Investment Income
to Average
Net Assets
(d)
%
Portfolio
Turnover Rate
(3.32) 27.74 (7.76) 19,714 1.17 1.12 .99 39
(.81) 33.38 44.01 23,189 1.16 1.11 .71 19
(.34) 23.86 (2.02) 17,484 1.18 1.13 1.35 33
(9.13) 24.71 10.55 21,159 1.14 1.09 1.44 28
(4.54) 32.27 4.65 29,572 1.11 1.09 .97 118
(3.12) 26.55 (8.49) 19,593 1.92 1.87 .24 39
(.63) 32.11 42.96 23,097 1.91 1.86 (.04) 19
(.16) 23.00 (2.75) 18,971 1.93 1.88 .60 33
(8.94) 23.82 9.71 26,017 1.89 1.84 .69 28
(4.31) 31.45 3.85 35,110 1.86 1.84 .21 118
(3.41) 27.59 (7.51) 171,669 .92 .83 1.28 39
(.90) 33.23 44.45 187,082 .91 .82 1.00 19
(.41) 23.75 (1.73) 150,164 .93 .84 1.64 33
(9.21) 24.60 10.86 211,753 .90 .81 1.75 28
(4.64) 32.18 4.95 395,755 .86 .80 1.25 118
(3.46) 27.53 (7.38) 17,636 .72 .67 1.44 39
(.95) 33.17 44.67 20,411 .71 .66 1.17 19
(.45) 23.71 (1.60) 22,038 .73 .68 1.79 33
(9.25) 24.57 11.08 28,270 .70 .65 1.86 28
(4.70) 32.15 5.12 29,845 .66 .64 1.42 118

Russell Investment Company
Equity Income Fund
See accompanying notes which are an integral part of the financial statements.
22 Equity Income Fund
Related Party Transactions, Fees and Expenses
Accrued fees payable to affiliates for the period ended October 31, 2022 were as follows:
Transactions (amounts in thousands) during the period ended October 31, 2022 with Underlying Funds which are, or were, an affiliated company are as follows:
Federal Income Taxes
At October 31, 2022, the cost of investments, net unrealized appreciation (depreciation), and components of distributable earnings for income tax purposes were as follows:
For the fiscal years ended October 31, 2022 and October 31, 2021, respectively, the Fund made the following tax basis distributions:
Net investment income and net realized gains (losses) in the financial statements may differ from taxable net investment income and net realized gains (losses). Capital accounts within the financial statements are adjusted for permanent differences between book and tax accounting.  These differences may be due to foreign currency gains or losses, reclassifications of dividends and /or differences in treatment of income from swaps.  These adjustments have no impact on the net assets.
At October 31, 2022, the Statement of Assets and Liabilities has been adjusted by the following amounts (in thousands):
Advisory fees $ 92,591
Administration fees 9,018
Distribution fees 15,893
Shareholder servicing fees 3,967
Transfer agent fees 28,681
Trustee fees 557
$ 150,707
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Income
Distributions
Capital Gains
Distributions
U.S. Cash Management Fund $ 10,349 $ 60,951 $ 58,620 $ (1) $ (1) $ 12,678 $ 110 $ —
Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
Undistributed
Ordinary Income
Undistributed
Long-Term
Capital Gains
(Capital Loss
Carryforward)
$ 174,892,626 $ 61,771,628 $ (9,072,513) $ 52,699,115 $ 15,854 $ 37,428,877
October 31, 2022 October 31, 2021
Ordinary Income
Distributions
Long-Term
Capital Gain
Distributions
Return of
Capital
Ordinary Income
Distributions
Long-Term
Capital Gain
Distributions
Return of
Capital
$ 7,250,993 $ 18,663,506 $ — $ 2,453,644 $ 4,923,121 $ —
Total distributable earnings (losses)
$ (2,956)
Additional paid-in capital
2,956

Russell Investment Company
Sustainable Equity Fund
Portfolio Management Discussion and Analysis — October 31, 2022
(Unaudited)
24 Sustainable Equity Fund
Sustainable Equity Fund - Class A
‡
Total
Return
1 Year (15 .42)%
5 Years 8 .17%§
10 Years 10 .67%§
Sustainable Equity Fund - Class C
Total
Return
1 Year (10 .94)%
5 Years 8 .63%§
10 Years 10 .50%§
Sustainable Equity Fund - Class S
Total
Return
1 Year (10 .00)%
5 Years 9 .77%§
10 Years 11 .64%§
Sustainable Equity Fund - Class Y
Total
Return
1 Year (9 .86)%
5 Years 9 .94%§
10 Years 11 .83%§
Russell 1000
®
Index
**
Total
Return
1 Year (16.38)%
5 Years 10.19%§
10 Years 12.66%§
Sustainable Equity Linked Benchmark
***
Total
Return
1 Year (16.38)%
5 Years 9.83%§
10 Years 12.03%§

Russell Investment Company
Sustainable Equity Fund
Portfolio Management Discussion and Analysis, continued — October 31,
2022 (Unaudited)
Sustainable Equity Fund 25
The Sustainable Equity Fund (the “Fund”) employs a multi-
manager approach whereby portions of the Fund are allocated
to different money manager strategies. Fund assets not allocated to money managers are managed by Russell Investment
Management, LLC (“RIM”), the Fund’s advisor. RIM may
change the allocation of the Fund’s assets among money
managers at any time. An exemptive order from the Securities and Exchange Commission permits RIM to engage or terminate
a money manager at any time, subject to approval by the Fund’s
Board, without a shareholder vote. Pursuant to the terms of the exemptive order, the Fund is required to notify its shareholders within 90 days of when a money manager begins providing
services. As of October 31, 2022, the Fund had four money
managers.
What is the Fund’s investment objective?
The Fund seeks to provide long-term capital growth.
How did the Fund perform relative to its benchmark
for the fiscal year ended October 31, 2022?
For the fiscal year ended October 31, 2022 (the “fiscal year”), the
Fund’s Class A, Class C, Class S and Class Y Shares lost 10.26%,
10.94%, 10.00% and 9.86%, respectively. This is compared to
the Fund’s benchmark, the Russell 1000
®
Index, which lost
16.38% during the fiscal year. The Fund’s performance includes operating expenses, whereas index returns are unmanaged and
do not include expenses of any kind.
For the fiscal year, the Morningstar
®
Large Blend Category,
a group of funds that Morningstar, Inc. considers to have
investment strategies similar to those of the Fund, lost 14.67%.
This result serves as a peer comparison and is expressed net of operating expenses.
RIM may assign a money manager a specific style or
capitalization benchmark other than the Fund’s index (a
“RIM-assigned benchmark”). However, the Fund’s primary
index remains the benchmark for the Fund and is intended to
be representative of the aggregate of each money manager’s
benchmark index.
How did market conditions affect the Fund’s
performance?
A large and protracted rise in inflation created serious
challenges for the U.S. economic outlook. In response, the
Federal Reserve’s monetary policy pivoted into restrictive
territory. It was a largely negative return environment for the equity markets where value and low volatility-oriented equities outperformed their growth peers. Energy and consumer staples were the best performing sectors while communication services and consumer discretionary lagged.
How did the investment strategies and techniques
employed by the Fund and its money managers affect
its benchmark relative performance?
Over the fiscal year, the Fund was overweight stocks with lower valuation, lower market capitalization, lower volatility, and higher quality relative to its benchmark. Overall, the Fund’s factor tilts generally had a positive effect on performance, with lower valuation and lower volatility meaningfully rewarded.
From a sector standpoint, the Fund’s overall allocations
detracted from performance, especially a large underweight to the outperforming energy sector.
The Fund employs discretionary and non-discretionary money
managers. The Fund’s discretionary money managers select
the individual portfolio securities for the assets assigned to them. The Fund’s non-discretionary money managers provide
a model portfolio to RIM representing their investment
recommendations, based upon which RIM purchases and sells
securities for the Fund. RIM manages assets not allocated to money manager strategies and the Fund’s cash balances.
Stock selection was highly beneficial to benchmark relative
performance during the fiscal year, led by outperforming
holdings within the consumer discretionary and health care
sectors.
With respect to certain of the Fund’s money managers, Jacobs
Levy Equity Management, Inc. outperformed it’s RIM-assigned
benchmark. The manager’s stock selection was a meaningful
driver of outperformance, especially within the information
technology, consumer discretionary, and health care sectors.
Additionally, tilts toward companies with lower valuation and lower volatility were rewarded.
Mar Vista Investment Partners, LLC underperformed it’s RIM-
assigned benchmark. Stock selection was the primary driver
of the manager’s underperformance, especially within the
information technology and industrials sectors. Sector allocation decisions were negative, which included underweights to the
defensive sectors of health care, utilities, and consumer staples.
During the fiscal year, RIM utilized a positioning strategy to seek to control Fund-level exposures and risks through the purchase of a stock portfolio. Using the output from quantitative and/or rules-based processes and qualitative analysis to assess Fund characteristics and invest in securities and instruments which provide the desired exposure, the strategy seeks to position the portfolio to meet RIM’s overall preferred positioning with respect to Fund exposures along factor and industry dimensions.
The Fund’s active positioning strategy provided exposure to
RIM’s strategic equity beliefs associated with quality and lower volatility. During the fiscal year, the strategy underperformed it’s
RIM-assigned benchmark. The tilt toward higher quality stocks

Russell Investment Company
Sustainable Equity Fund
Portfolio Management Discussion and Analysis, continued — October 31,
2022 (Unaudited)
26 Sustainable Equity Fund
lagged in the U.S. equity market. Additionally, underweights to the health care and consumer staples sectors held back returns.
RIM incorporates environmental, social and governance-related
(“ESG”) sustainability goals into its portfolio construction process. In service of this, with respect to the portion of the
Fund that RIM manages, RIM seeks to identify the combination of securities that best achieves these sustainability goals while minimizing transaction costs and deviation from the money
managers’ security selection.
The Fund’s ESG orientation detracted from performance over
the fiscal year, due in part to a lower weight to the energy sector which was the best performing sector over the fiscal year.
During the fiscal year, RIM equitized the Fund’s cash using
index futures contracts to provide the Fund with greater market exposure and this strategy performed as intended.
Describe any changes to the Fund’s structure or the
money manager line-up.
In December 2021, RIM hired Sustainable Growth Advisers,
LP as a money manager for the Fund. Allocations to the other manager strategies were adjusted as a result.
The views expressed in this report reflect those of
the portfolio managers only through the end of the
fiscal year covered by the report. These views do not
necessarily represent the views of RIM or any other
person in RIM or any other affiliated organization.
These views are subject to change at any time based
upon market conditions or other events, and RIM
disclaims any responsibility to update the views
contained herein. These views should not be relied
on as investment advice and, because investment
decisions for a Russell Investment Company (“RIC”)
Fund are based on numerous factors, should not be
relied on as an indication of investment decisions of
any RIC Fund.
Money Managers as of October 31,
2022 Styles
Coho Partners, Ltd. Market Oriented
Jacobs Levy Equity Management, Inc. Market Oriented
Mar Vista Investment Partners, LLC Market Oriented
Sustainable Growth Advisers, LP Growth
* Assumes initial investment on November 1, 2012.
** Russell 1000
®
Index includes the 1,000 largest companies in the Russell 3000
®
Index. The Russell 1000
®
Index represents the universe of stocks from which
most active money managers typically select. The Russell 1000
®
Index return reflects adjustments from income dividends and capital gain distributions reinvested as of the ex-dividend dates.
*** Sustainable Equity Linked Benchmark provides a means to compare the Fund’s average annual returns to a secondary benchmark that takes into account historical changes in the Fund’s primary benchmark. The Sustainable Equity Linked Benchmark represents the returns of the Russell 1000
®
Defensive
Index
TM
through December 31, 2020 and the Russell 1000
®
Index thereafter.
‡ The performance shown has been adjusted to reflect the deduction of the maximum Class A sales charge of 5.75%.
§ Annualized.
Performance is historical and assumes reinvestment of all dividends and capital gains.  Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than when purchased.  Past performance is not indicative of future results.  The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Additionally, the returns presented herein may differ from the performance reported in the Financial Highlights as the returns herein are calculated in a manner consistent with standardized performance in accordance with
Securities and Exchange Commission rules, while the performance in the Financial Highlights has been calculated in accordance with U.S. Generally Accepted
Accounting Pr inciple s (“U.S. GAAP”).

Russell Investment Company
Sustainable Equity Fund
Shareholder Expense Example — October 31, 2022 (Unaudited)
Sustainable Equity Fund 27
Fund Expenses
The following disclosure provides important information
regarding the Fund’s Shareholder Expense Example
(“Example”).
Example
As a shareholder of the Fund, you incur two types of costs:
(1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs,
including advisory and administrative fees; distribution (12b-1)
and/or service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars)
of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from May 1, 2022 to October 31, 2022 .
Actual Expenses
The information in the table under the heading “Actual
Performance” provides information about actual account
values and actual expenses. You may use the information in
this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During
Period” to estimate the expenses you paid on your account
during this period.
Hypothetical Example for Comparison Purposes
The information in the table under the heading “Hypothetical
Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses
based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the
Fund’s actual return. The hypothetical account values and
expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the
Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant
to highlight your ongoing costs only and do not reflect any
transactional costs. Therefore, the information under the heading
“Hypothetical Performance (5% return before expenses)” is
useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
Class A
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2022 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2022 $ 966.10 $ 1,018.5 5
Expenses Paid During Period* $ 6.54 $ 6.72
* Expenses are equal to the Fund's annualized expense ratio of 1.32%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-
half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class C
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2022 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2022 $ 962.30 $ 1,014.77
Expenses Paid During Period* $ 10.24 $ 10.51
* Expenses are equal to the Fund's annualized expense ratio of 2.07%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-
half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class S
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2022 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2022 $ 967.40 $ 1,020.01
Expenses Paid During Period* $ 5.11 $ 5.24
* Expenses are equal to the Fund's annualized expense ratio of 1.03%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-
half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

Russell Investment Company
Sustainable Equity Fund
Shareholder Expense Example, continued — October 31, 2022 (Unaudited)
28 Sustainable Equity Fund
Class Y
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2022 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2022 $ 968.10 $ 1,020.82
Expenses Paid During Period* $ 4.32 $ 4.43
* Expenses are equal to the Fund's annualized expense ratio of 0.87%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-
half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

Russell Investment Company
Sustainable Equity Fund
Schedule of Investments — October 31, 2022
See accompanying notes which are an integral part of the financial statements.
Sustainable Equity Fund 29
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Common Stocks - 103.0%
Consumer Discretionary - 14.6%
Advance Auto Parts, Inc. 341 65
Amazon.com, Inc.(Æ)(Û) 38,372 3,931
AutoZone, Inc.(Æ)(Û) 402 1,018
Bright Horizons Family Solutions, Inc.(Æ)
(Ð) 2,555 167
Comcast Corp. Class A 14,268 453
Costco Wholesale Corp.(Û) 2,782 1,395
Dollar General Corp. 8,862 2,260
Domino's Pizza, Inc. 1,206 401
DR Horton, Inc. 2,547 196
eBay, Inc. 942 37
Expedia Group, Inc.(Æ) 5,683 531
FactSet Research Systems, Inc. 1,070 455
Foot Locker, Inc. 4,816 153
Ford Motor Co. 27,045 362
Garmin, Ltd. 862 76
General Motors Co. 10,140 398
GMS, Inc.(Æ) 2,793 132
Goodyear Tire & Rubber Co. (The)(Æ)(Û) 6,735 86
Grand Canyon Education, Inc.(Æ)(Ð) 2,801 282
Harley-Davidson, Inc. 8,490 365
Hasbro, Inc. 853 56
Hilton Worldwide Holdings, Inc. 5,334 721
Lear Corp.(Û) 2,252 312
LKQ Corp. 4,616 257
Lowe's Cos., Inc.(Û) 11,447 2,232
Madison Square Garden Sports Corp. Class
A 1,975 309
Netflix, Inc.(Æ) 3,310 966
Nike, Inc. Class B 20,961 1,943
Norton LifeLock, Inc.(Æ) 17,691 399
NVR, Inc.(Æ) 24 102
O'Reilly Automotive, Inc.(Æ) 1,251 1,047
PulteGroup, Inc. 3,668 147
Ross Stores, Inc. 18,583 1,778
SeaWorld Entertainment, Inc.(Æ) 1,686 98
Starbucks Corp. 12,280 1,063
Target Corp.(Û) 7,170 1,178
Tesla, Inc.(Æ)(Û) 3,981 906
Ulta Salon Cosmetics & Fragrance, Inc.(Æ) 1,486 623
Walmart, Inc. 2,884 410
Walt Disney Co. (The)(Æ) 21,498 2,290
World Wrestling Entertainment, Inc. Class
A(Ð) 2,848 225
Yum! Brands, Inc. 9,061 1,071
Zillow Group, Inc. Class A(Æ) 10,386 321
31,217
Consumer Staples - 9.2%
Albertsons Cos. LLC / Safeway, Inc. / New
Albertsons, LP / Albertson's LLC Class A 3,368 69
Boston Beer Co., Inc. Class A(Æ)(Û) 928 346
Cal-Maine Foods, Inc.(Ð) 2,524 143
Campbell Soup Co. 2,995 159
Casey's General Stores, Inc. 617 144
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Church & Dwight Co., Inc.(Ð)(Û) 7,744 574
Clorox Co. (The)(Ð)(Û) 3,937 575
Coca-Cola Co. (The) 30,662 1,835
Colgate-Palmolive Co. 21,550 1,591
Conagra Brands, Inc. 19,903 730
CVS Health Corp. 23,887 2,262
Estee Lauder Cos., Inc. (The) Class A 178 36
Hershey Co. (The)(Ð)(Û) 4,751 1,134
JM Smucker Co. (The) 5,841 880
Kroger Co. (The) 7,761 367
Mondelez International, Inc. Class A 30,637 1,884
Monster Beverage Corp.(Æ) 1,102 103
PepsiCo, Inc. 8,681 1,576
Pilgrim's Pride Corp.(Æ)(Û) 5,205 120
Post Holdings, Inc.(Æ)(Û) 4,285 387
Procter & Gamble Co. (The) 9,289 1,251
Spectrum Brands Holdings, Inc.(Û) 4,067 188
Sysco Corp. 30,349 2,627
Tyson Foods, Inc. Class A 4,916 336
Walgreens Boots Alliance, Inc. 9,337 341
19,658
Energy - 1.7%
Chevron Corp. 4,006 725
EOG Resources, Inc. 3,415 466
Exxon Mobil Corp. 6,729 746
Marathon Petroleum Corp.(Û) 7,922 900
ONEOK, Inc. 9,746 578
Phillips 66 2,285 238
Texas Pacific Land Corp. 48 111
3,764
Financial Services - 15.9%
Aflac, Inc. 2,410 157
American Express Co. 6,927 1,028
American Tower Corp.(ö) 6,730 1,394
Aon PLC Class A 2,894 815
Arch Capital Group, Ltd.(Æ) 1,480 85
AXA Equitable Holdings 14,944 458
Bank of New York Mellon Corp. (The)(Û) 13,857 584
Berkshire Hathaway, Inc. Class B(Æ) 4,919 1,452
BOK Financial Corp. 931 103
Brighthouse Financial, Inc.(Æ) 6,349 362
Camden Property Trust(ö) 3,352 387
CBRE Group, Inc. Class A 4,286 304
Charles Schwab Corp. (The) 22,863 1,822
Chubb, Ltd. 977 210
Comerica, Inc. 3,973 280
Cullen/Frost Bankers, Inc.(Ð) 1,919 298
Enact Holdings, Inc. 1,120 29
Equinix, Inc.(Æ)(ö) 1,333 755
Equity Commonwealth(ö) 8,516 223
Essex Property Trust, Inc.(Ð)(ö) 1,507 335
Evercore, Inc. Class A 1,791 188
Extra Space Storage, Inc.(Ð)(ö) 2,513 446
Federated Hermes, Inc. Class B(Ð) 1,859 65

Russell Investment Company
Sustainable Equity Fund
Schedule of Investments, continued — October 31, 2022
See accompanying notes which are an integral part of the financial statements.
30 Sustainable Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
First Industrial Realty Trust, Inc.(Ð)(ö) 7,880 375
First Republic Bank(Ð) 14,095 1,693
Hartford Financial Services Group, Inc. 4,772 346
Healthpeak Properties, Inc.(Ð)(ö) 21,624 513
Host Hotels & Resorts, Inc.(Ð)(ö) 15,273 288
Interactive Brokers Group, Inc. Class A(Û) 2,800 224
Jackson Financial, Inc. Class A 4,420 170
Jones Lang LaSalle, Inc.(Æ) 2,144 341
KeyCorp(Ð) 15,671 280
Lamar Advertising Co. Class A(ö) 1,995 184
Markel Corp.(Æ) 1,512 1,824
Marsh & McLennan Cos., Inc. 10,560 1,705
MasterCard, Inc. Class A 860 282
Nasdaq, Inc.(Ð) 6,417 399
Northern Trust Corp. 1,458 123
Pinnacle Financial Partners, Inc. 2,724 226
PJT Partners, Inc. Class A 1,653 123
Popular, Inc. 3,607 255
Progressive Corp. (The) 7,402 950
Raymond James Financial, Inc. 5,917 699
Reinsurance Group of America, Inc. Class A 3,506 516
RenaissanceRe Holdings, Ltd. 2,531 392
SBA Communications Corp.(ö)(Û) 2,143 578
SLM Corp. 17,028 282
State Street Corp. 20,783 1,538
Synchrony Financial(Ð) 19,572 696
Texas Capital Bancshares, Inc.(Æ) 1,924 115
Travelers Cos., Inc. (The) 615 113
US Bancorp 52,241 2,218
Virtu Financial, Inc. Class A(Ð) 6,379 143
Visa, Inc. Class A 15,674 3,247
Washington Federal, Inc.(Ð) 3,264 126
Weyerhaeuser Co.(ö) 12,181 377
WR Berkley Corp. 6,529 486
Xenia Hotels & Resorts, Inc.(ö) 4,829 82
Zions Bancorp NA(Ð) 5,697 296
33,985
Health Care - 14.5%
Abbott Laboratories 6,389 632
Allscripts Healthcare Solutions, Inc.(Æ)(Ð) 7,711 113
Amgen, Inc. 8,550 2,312
Anthem, Inc.(Æ) 565 309
Baxter International, Inc. 15,691 853
Biogen, Inc.(Æ) 992 281
Cardinal Health, Inc.(Ð) 10,619 806
Centene Corp.(Æ)(Ð) 10,564 899
Dentsply Sirona, Inc.(Ð) 7,035 217
Eli Lilly & Co. 767 278
Exelixis, Inc.(Æ) 14,059 233
Gilead Sciences, Inc. 3,230 253
Humana, Inc. 1,746 974
Incyte Corp.(Æ) 7,910 588
Intuitive Surgical, Inc.(Æ) 4,109 1,013
IQVIA, Inc.(Æ)(Ð) 8,007 1,679
Johnson & Johnson 22,322 3,883
McKesson Corp. 2,435 948
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Medtronic PLC 16,828 1,470
Merck & Co., Inc. 5,672 574
Molina Healthcare, Inc.(Æ) 2,044 734
Neurocrine Biosciences, Inc.(Æ)(Ð) 2,495 287
Perrigo Co. PLC 16,430 662
Pfizer, Inc. 13,007 605
Quest Diagnostics, Inc. 3,607 518
Regeneron Pharmaceuticals, Inc.(Æ) 1,543 1,155
Sarepta Therapeutics, Inc.(Æ) 2,667 304
Thermo Fisher Scientific, Inc. 5,117 2,630
United Therapeutics Corp.(Æ) 3,409 786
UnitedHealth Group, Inc. 6,187 3,435
Vertex Pharmaceuticals, Inc.(Æ) 3,694 1,153
Viatris, Inc. 52,712 534
31,118
Materials and Processing - 4.6%
Air Products & Chemicals, Inc. 3,720 932
Armstrong World Industries, Inc.(Ð) 2,546 192
Ball Corp.(Ð) 22,810 1,127
Celanese Corp. Class A 3,215 309
Copart, Inc.(Æ) 1,985 228
DuPont de Nemours, Inc.(Ð) 11,412 653
Eastman Chemical Co. 3,699 284
Ecolab, Inc. 8,614 1,353
Fastenal Co. 999 48
Huntsman Corp. 6,133 164
Lennox International, Inc.(Ð) 1,032 241
Linde PLC(Æ) 2,884 858
Louisiana-Pacific Corp.(Ð) 5,889 334
LyondellBasell Industries NV Class A 841 64
Masco Corp.(Ð) 5,909 274
Packaging Corp. of America 1,823 219
Reliance Steel & Aluminum Co. 1,151 232
Sealed Air Corp.(Ð) 4,712 224
Sherwin-Williams Co. (The) 4,112 925
Southern Copper Corp. 7,435 349
Trane Technologies PLC 4,968 793
9,803
Producer Durables - 13.3%
3M Co. 2,353 297
AECOM(Ð) 3,416 257
Aerojet Rocketdyne Holdings, Inc.(Æ) 4,405 213
AGCO Corp. 899 112
Allison Transmission Holdings, Inc. Class A 6,104 258
Avery Dennison Corp. 400 68
Booz Allen Hamilton Holding Corp. Class A 541 59
Carlisle Cos., Inc. 1,322 316
Cintas Corp. 73 31
Crane Holdings Co. 598 60
Cummins, Inc. 1,146 280
Danaher Corp. 4,305 1,083
Eaton Corp. PLC 447 67
Emerson Electric Co. 1,411 122
Expeditors International of Washington, Inc.
(Û) 7,486 733

Russell Investment Company
Sustainable Equity Fund
Schedule of Investments, continued — October 31, 2022
See accompanying notes which are an integral part of the financial statements.
Sustainable Equity Fund 31
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
FedEx Corp.(Û) 5,117 820
FleetCor Technologies, Inc.(Æ) 5,250 977
Fortive Corp. 25,577 1,634
Frontdoor, Inc.(Æ) 7,373 163
Global Payments, Inc. 11,542 1,319
GXO Logistics, Inc.(Æ) 24,573 898
Honeywell International, Inc. 13,171 2,687
Insperity, Inc. 797 94
JB Hunt Transport Services, Inc. 843 144
Keysight Technologies, Inc.(Æ) 53 9
Knight-Swift Transportation Holdings, Inc.
(Æ) 4,268 205
Korn Ferry 799 44
L3Harris Technologies, Inc. 450 111
Lamb Weston Holdings, Inc.(Û) 5,375 463
Lockheed Martin Corp. 2,473 1,204
Mettler-Toledo International, Inc.(Æ) 1,020 1,290
Moody's Corp. 4,861 1,288
Murphy USA, Inc. 1,084 341
National Instruments Corp.(Ð) 4,762 182
Nordson Corp. 207 47
Old Dominion Freight Line, Inc. 818 225
Oshkosh Corp.(Ð) 3,669 323
Otis Worldwide Corp. 4,263 301
PayPal Holdings, Inc.(Æ) 10,101 844
Pentair PLC 6,389 274
Republic Services, Inc. Class A(Û) 914 121
Robert Half International, Inc. 695 53
S&P Global, Inc. 2,884 927
Schneider National, Inc. Class B 22,323 497
Snap-on, Inc. 654 145
TE Connectivity, Ltd. 650 80
Terex Corp. 5,801 235
TransDigm Group, Inc. 3,120 1,796
Travel + Leisure Co.(Æ)(Ð) 6,663 253
Trimble Navigation, Ltd.(Æ) 1,015 61
Trinity Industries, Inc. 3,488 100
United Parcel Service, Inc. Class B 11,112 1,864
United Rentals, Inc.(Æ) 169 53
Vertiv Group Corp. 24,597 352
WW Grainger, Inc. 3,288 1,921
Xerox Holdings Corp. 14,560 213
Zebra Technologies Corp. Class A(Æ) 211 60
28,574
Technology - 26.8%
Accenture PLC Class A 1,410 400
Activision Blizzard, Inc. 3,703 270
Adobe, Inc.(Æ) 6,872 2,189
Akamai Technologies, Inc.(Æ) 701 62
Alphabet, Inc. Class A(Æ) 8,740 826
Alphabet, Inc. Class C(Æ)(Û) 56,919 5,388
Amphenol Corp. Class A 15,292 1,160
Analog Devices, Inc. 1,979 282
Apple, Inc.(Û) 63,864 9,793
Applied Materials, Inc. 1,345 119
Arista Networks, Inc.(Æ) 296 36
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Arrow Electronics, Inc.(Æ) 4,361 442
Atlassian Corp.(Æ) 1,555 315
Autodesk, Inc.(Æ) 5,422 1,162
Avnet, Inc. 6,161 248
Booking Holdings, Inc.(Æ)(Û) 528 987
Box, Inc. Class A(Æ) 6,205 180
Broadcom, Inc. 621 292
CACI International, Inc. Class A(Æ) 338 103
Ciena Corp.(Æ) 8,690 416
Cirrus Logic, Inc.(Æ)(Ð)(Û) 6,472 434
Cisco Systems, Inc. 11,982 544
Cognizant Technology Solutions Corp.
Class A 4,675 291
CommVault Systems, Inc.(Æ) 1,451 88
Corteva, Inc. 13,938 911
CSG Systems International, Inc. 1,160 75
Dell Technologies, Inc. Class C(Û) 7,186 276
Dropbox, Inc. Class A(Æ) 18,596 404
Electronic Arts, Inc. 2,450 309
F5, Inc.(Æ)(Ð) 2,723 389
Fortinet, Inc.(Æ) 9,650 552
GoDaddy, Inc. Class A(Æ) 5,550 446
Intel Corp. 10,799 307
Intuit, Inc. 4,680 2,001
Jabil Circuit, Inc. 5,204 334
Juniper Networks, Inc.(Û) 19,632 601
Lyft, Inc. Class A(Æ) 21,598 316
Match Group, Inc.(Æ) 10,269 444
Meta Platforms, Inc. Class A(Æ) 4,298 400
Microchip Technology, Inc. 60,575 3,740
Microsoft Corp.(Û) 40,277 9,349
MSCI, Inc. Class A 2,783 1,305
NetApp, Inc.(Ð)(Û) 7,646 530
Nutanix, Inc. Class A(Æ) 18,812 515
NVIDIA Corp. 3,955 534
Parsons Corp.(Æ) 2,300 108
QUALCOMM, Inc. 97 11
Roper Technologies, Inc. 2,233 926
Salesforce, Inc.(Æ) 11,992 1,950
SAP SE - ADR 12,230 1,175
Semtech Corp.(Æ)(Û) 2,763 76
Skyworks Solutions, Inc. 989 85
Texas Instruments, Inc. 2,022 325
Verint Systems, Inc.(Æ) 6,867 243
VeriSign, Inc.(Æ) 3,400 682
Viavi Solutions, Inc. Class W(Æ) 11,604 175
Western Digital Corp.(Æ)(Û) 12,066 415
Wix.com, Ltd.(Æ) 2,789 234
Workday, Inc. Class A(Æ) 7,406 1,154
57,324
Utilities - 2.4%
Avangrid, Inc.(Û) 22,538 917
Cheniere Energy, Inc.(Ð) 5,601 988
CMS Energy Corp.(Ð)(Û) 7,867 449
ConocoPhillips Co. 2,292 289
Consolidated Edison, Inc. 1,330 117

Russell Investment Company
Sustainable Equity Fund
Schedule of Investments, continued — October 31, 2022
See accompanying notes which are an integral part of the financial statements.
32 Sustainable Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Constellation Energy Corp. 5,170 489
DTE Energy Co.(Û) 4,736 531
Duke Energy Corp. 333 31
Eversource Energy(Æ) 618 47
Exelon Corp. 1,738 67
National Fuel Gas Co. 552 37
Plains GP Holdings, LP Class A(Æ) 11,418 143
Sempra Energy 3,184 480
UGI Corp. 11,545 408
Verizon Communications, Inc. 4,467 167
5,160
Total Common Stocks
(cost $181,135) 220,603
Short-Term Investments - 4.6%
U.S. Cash Management Fund(@) 9,831,611 (∞) 9,827
Total Short-Term Investments
(cost $9,828) 9,827
Total Investments - 107.6%
(identified cost $190,963) 230,430
Securities Sold Short - (7.7)%
Consumer Discretionary - (1.1)%
Advanced Energy Industries, Inc. (735) (58)
American Eagle Outfitters, Inc. (1,547) (18)
Asbury Automotive Group, Inc.(Æ) (325) (51)
Callaway Golf Co.(Æ) (7,854) (147)
Carvana Co.(Æ) (1,889) (25)
Dorman Products, Inc.(Æ) (1,235) (101)
Floor & Decor Holdings, Inc. Class A(Æ) (1,110) (81)
H&R Block, Inc. (5,494) (226)
Hilton Grand Vacations, Inc.(Æ) (2,879) (113)
Leggett & Platt, Inc. (5,739) (194)
LGI Homes, Inc.(Æ) (583) (54)
Liberty Broadband Corp. Class A(Æ) (1,648) (141)
McDonald's Corp. (1,159) (316)
Mister Car Wash, Inc.(Æ) (4,743) (42)
Newell Rubbermaid, Inc. (6,076) (84)
Omnicom Group, Inc. (2,752) (200)
Paramount Global Class B (6,867) (126)
Pool Corp. (820) (249)
Rocket Lab USA, Inc.(Æ) (3,279) (17)
TechTarget, Inc.(Æ) (647) (42)
Thor Industries, Inc. (921) (75)
TJX Cos., Inc. (The) (809) (58)
(2,418)
Consumer Staples - (0.4)%
BellRing Brands, Inc.(Æ) (1,515) (37)
Energizer Holdings, Inc. (2,039) (59)
Freshpet, Inc.(Æ) (2,210) (130)
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Keurig Dr Pepper, Inc. (6,814) (265)
MGP Ingredients, Inc. (734) (82)
Reynolds Consumer Products, Inc. (5,125) (156)
WD-40 Co. (425) (68)
(797)
Energy - (0.3)%
Cabot Oil & Gas Corp. (9,754) (304)
NextEra Energy, Inc. (1,345) (99)
Southwestern Energy Co.(Æ) (18,300) (127)
Sunrun, Inc.(Æ) (2,490) (56)
(586)
Financial Services - (2.4)%
Agree Realty Corp.(ö) (2,424) (167)
Alexandria Real Estate Equities, Inc.(ö) (1,881) (273)
Annaly Capital Management, Inc.(ö) (7,473) (139)
Apollo Global Management, Inc. (5,915) (327)
Arbor Realty Trust, Inc.(ö) (17,629) (243)
Ares Management Corp. Class A (1,876) (142)
Berkshire Hathaway, Inc. Class B(Æ) (425) (125)
Blackstone Group, Inc. (The) Class A (3,164) (288)
Broadstone Net Lease, Inc.(ö) (11,197) (192)
Cadence Bank (3,035) (84)
Carlyle Group, LP (5,107) (144)
Cboe Global Markets, Inc. (1,292) (161)
Citigroup, Inc. (5,894) (270)
FirstCash Holdings, Inc. (647) (64)
Focus Financial Partners LLC Class A(Æ) (912) (32)
Hannon Armstrong Sustainable
Infrastructure Capital, Inc.(ö) (1,645) (45)
Houlihan Lokey, Inc. Class A (683) (61)
Iron Mountain, Inc.(ö) (1,752) (88)
Kimco Realty Corp.(ö) (9,407) (201)
Kite Realty Group Trust(ö) (9,543) (187)
KKR & Co., Inc. Class A (5,935) (289)
Markel Corp.(Æ) (158) (191)
Marsh & McLennan Cos., Inc. (1,771) (286)
Omega Healthcare Investors, Inc.(ö) (3,540) (113)
Progyny, Inc.(Æ) (2,792) (124)
Realty Income Corp.(ö) (4,615) (287)
Sabra Health Care REIT, Inc.(ö) (3,580) (49)
VICI Properties, Inc.(ö) (8,915) (285)
Webster Financial Corp. (2,561) (139)
WP Carey, Inc.(ö) (2,836) (216)
(5,212)
Health Care - (1.4)%
AdaptHealth Corp.(Æ) (5,760) (131)
Agiliti, Inc.(Æ) (3,302) (58)
Alnylam Pharmaceuticals, Inc.(Æ) (964) (200)
Arrowhead Pharmaceuticals, Inc.(Æ) (637) (22)

Russell Investment Company
Sustainable Equity Fund
Schedule of Investments, continued — October 31, 2022
See accompanying notes which are an integral part of the financial statements.
Sustainable Equity Fund 33
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Baxter International, Inc. (431) (23)
Biogen, Inc.(Æ) (976) (277)
Embecta Corp. (1,189) (37)
Ensign Group, Inc. (The) (700) (63)
ICU Medical, Inc.(Æ) (929) (138)
Johnson & Johnson (1,267) (220)
Moderna, Inc.(Æ) (2,102) (316)
Option Care Health, Inc.(Æ) (1,914) (58)
Owens & Minor, Inc. (1,037) (18)
Patterson Cos., Inc. (5,634) (146)
PerkinElmer, Inc. (2,006) (268)
Regeneron Pharmaceuticals, Inc.(Æ) (493) (369)
Repligen Corp.(Æ) (579) (106)
ResMed, Inc. (1,140) (255)
Select Medical Holdings Corp. (2,236) (57)
Thermo Fisher Scientific, Inc. (513) (264)
(3,026)
Materials and Processing - (0.4)%
Carpenter Technology Corp. (1,178) (44)
Cleveland-Cliffs, Inc.(Æ) (17,811) (231)
International Flavors & Fragrances, Inc. (2,924) (286)
Quaker Chemical Corp. (1,192) (194)
RBC Bearings, Inc.(Æ) (518) (131)
(886)
Producer Durables - (0.9)%
Air Transport Services Group, Inc.(Æ) (2,400) (70)
Applied Industrial Technologies, Inc. (756) (94)
ASGN, Inc.(Æ) (1,009) (86)
CoStar Group, Inc.(Æ) (2,859) (237)
Danaher Corp. (1,131) (285)
GATX Corp. (1,752) (183)
LCI Industries (940) (100)
Maximus, Inc. (3,169) (195)
MultiPlan Corp.(Æ) (1,200) (3)
Plug Power, Inc.(Æ) (892) (14)
Regal Rexnord Corp. (1,135) (144)
S&P Global, Inc. (820) (263)
Teledyne Technologies, Inc.(Æ) (727) (289)
(1,963)
Technology - (0.5)%
Aspen Technology, Inc.(Æ) (93) (22)
Bentley Systems, Inc. Class B (4,923) (174)
Frontier Communications Parent, Inc.(Æ) (4,973) (117)
Intuit, Inc. (681) (291)
nCino, Inc.(Æ) (2,750) (87)
Opendoor Technologies, Inc.(Æ) (8,180) (21)
Raytheon Technologies Corp.(Æ) (3,198) (303)
(1,015)
Utilities - (0.3)%
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Civitas Resources, Inc. (2,607) (182)
New Fortress Energy, Inc. (2,682) (148)
OGE Energy Corp. (4,563) (167)
Otter Tail Corp. (1,796) (121)
Ziff Davis, Inc.(Æ) (498) (39)
(657)
Total Securities Sold Short
(proceeds $18,284) (16,560)
Other Assets and Liabilities,
Net - 0.1%
223
Net Assets - 100.0%
214,093

Russell Investment Company
Sustainable Equity Fund
Schedule of Investments, continued — October 31, 2022
See accompanying notes which are an integral part of the financial statements.
34 Sustainable Equity Fund
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
S&P 500 E-Mini Index Futures 50 USD 9,708 12/22 54
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å) 54
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total % of Net Assets
Common Stocks
Consumer Discretionary $ 31,217 $ — $ —
$ —
$ 31,217 14.6
Consumer Staples 19,658 — —
—
19,658 9.2
Energy 3,764 — —
—
3,764 1.7
Financial Services 33,985 — —
—
33,985 15.9
Health Care 31,118 — —
—
31,118 14.5
Materials and Processing 9,803 — —
—
9,803 4.6
Producer Durables 28, 574 — —
—
28, 574 13.3
Technology 57,324 — —
—
57,324 26.8
Utilities 5,160 — —
—
5,160 2.4
Short-Term Investments — — — 9,827 9,827 4.6
Total Investments 220, 603 — — 9,827 230, 430 107.6
Securities Sold Short
***
(16,560) — — — (16,560) (7.7)
Other Assets and Liabilities, Net
0.1
100.0
Other Financial Instruments
Assets
Futures Contracts 54 — — — 54 —
*
Total Other Financial Instruments
**
$ 54 $ — $ — $ — $ 54
* Less than 0.05% of net assets.
** Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
*** Refer to Schedule of Investments for detailed sector breakout.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of
Investments.
For a description of the Levels, see note 2 in the Notes to Financial Statements.
For a disclosure on transfers into and out of Level 3 during the period ended October 31, 2022, see note 2 in the Notes to
Financial Statements.

Russell Investment Company
Sustainable Equity Fund
Fair Value of Derivative Instruments — October 31, 2022
See accompanying notes which are an integral part of the financial statements.
Sustainable Equity Fund 35
Amounts in thousands
Derivatives not accounted for as hedging instruments
Equity
Contracts
Location: Statement of Assets and Liabilities - Assets
Variation margin on futures contracts* $ 54
Derivatives not accounted for as hedging instruments
Equity
Contracts
Location: Statement of Operations - Net realized gain (loss)
Futures contracts $ (769)
Location: Statement of Operations - Net change in unrealized appreciation (depreciation)
Futures contracts $ (294)
* Includes cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the
Statement of Assets and Liabilities.
For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

Russell Investment Company
Sustainable Equity Fund
Balance Sheet Offsetting of Financial and Derivative Instruments —
October 31, 2022
See accompanying notes which are an integral part of the financial statements.
36 Sustainable Equity Fund
Amounts in thousands
Offsetting of Financial Liabilities and Derivative Liabilities
Description Location: Statement of Assets and Liabilities - Liabilities
Gross
Amounts of
Recognized
Liabilities
Gross
Amounts
Offset in the
Statement
of Assets
and
Liabilities
Net Amounts
of Liabilities
Presented in
the Statement
of Assets and
Liabilities
Short Sales Securities sold short, at fair value $ 16,560 $ — $ 16,560
Total Financial and Derivative Liabilities
16,560 — 16,560
Financial and Derivative Liabilities not subject to a netting agreement
— — —
Total Financial and Derivative Liabilities subject to a netting agreement
$ 16,560 $ — $ 16,560
Financial Liabilities, Derivative Liabilities, and Collateral Pledged by Counterparty
Gross Amounts Not Offset
in the Statement of Assets
and Liabilities
Counterparty
Net Amounts
of Liabilities
Presented in
the Statement
of Assets and
Liabilities
Financial
and
Derivative
Instruments
Collateral
Pledged^ Net Amount
State Street $ 16,560 $ — $ 16,560 $ —
Total
$ 16,560 $ — $ 16,560 $ —
^      Collateral received or pledged amounts may not reconcile to those disclosed in the Statement of Assets and Liabilities due to the inclusion of off-Balance
Sheet collateral and adjustments made to exclude overcollateralization.
For further disclosure on derivatives and counterparty risk see note 2 in the Notes to Financial Statements.

Russell Investment Company
Sustainable Equity Fund
See accompanying notes which are an integral part of the financial statements.
Sustainable Equity Fund 37
Statement of Assets and Liabilities — October 31, 2022
Amounts in thousands
Assets
Investments, at identified cost ......................................................................................................................................................
$ 190,963
Investments, at fair value(>) ........................................................................................................................................................
230,430
Receivables:
Dividends and interest ...................................................................................................................................................... 121
Dividends from affiliated funds ....................................................................................................................................... 24
Investments sold ............................................................................................................................................................... 1,475
Fund shares sold ............................................................................................................................................................... 19
From broker(a) ................................................................................................................................................................. 375
Variation margin on futures contracts .............................................................................................................................. 54
Total assets ...............................................................................................................................................................
232,498
Liabilities
Payables:
Due to custodian .............................................................................................................................................................. 23
Investments purchased ..................................................................................................................................................... 1,511
Fund shares redeemed ...................................................................................................................................................... 57
Accrued fees to affiliates .................................................................................................................................................. 140
Other accrued expenses .................................................................................................................................................... 114
Securities sold short, at fair value(‡) ........................................................................................................................................... 16,560
Total liabilities ...........................................................................................................................................................
18,405
Net Assets ...............................................................................................................................................................
$ 214,093

Russell Investment Company
Sustainable Equity Fund
See accompanying notes which are an integral part of the financial statements.
38 Sustainable Equity Fund
Statement of Assets and Liabilities, continued — October 31, 2022
Amounts in thousands
Net Assets Consist of:
Total distributable earnings (losses) .............................................................................................................................................
$ 55,755
Shares of beneficial interest .........................................................................................................................................................
49
Additional paid-in capital ............................................................................................................................................................
158,289
Net Assets ...............................................................................................................................................................
$ 214,093
Net Asset Value
,
offering and redemption price per share:
Net asset value per share: Class A(#) ...........................................................................................................................................
$ 43.52
Maximum offering price per share (Net asset value plus sales charge of 5.75%): Class A ..................................................... $ 46.18
Class A
—
Net assets ........................................................................................................................................................... $ 18,282,442
Class A
—
Shares outstanding ($.01 par value) .................................................................................................................. 420,058
Net asset value per share: Class C(#) ...........................................................................................................................................
$ 41.89
Class C
—
Net assets ........................................................................................................................................................... $ 22,259,994
Class C
—
Shares outstanding ($.01 par value) .................................................................................................................. 531,447
Net asset value per share: Class S(#) ...........................................................................................................................................
$ 43.66
Class S
—
Net assets ............................................................................................................................................................ $ 165,484,282
Class S
—
Shares outstanding ($.01 par value) ................................................................................................................... 3,790,563
Net asset value per share: Class Y(#) ...........................................................................................................................................
$ 43.51
Class Y
—
Net assets ........................................................................................................................................................... $ 8,066,183
Class Y
—
Shares outstanding ($.01 par value) .................................................................................................................. 185,402
Amounts in thousands
(‡)     Proceeds on securities sold short $ 18,284
(>)     Investments in affiliates, U.S. Cash Management Fund $ 9,827
(a)     Receivable from Broker for Futures $ 375
(#) Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

Russell Investment Company
Sustainable Equity Fund
See accompanying notes which are an integral part of the financial statements.
Sustainable Equity Fund 39
Statement of Operations — For the Period Ended October 31, 2022
Amounts in thousands
Investment Income
Dividends ......................................................................................................................................................................... $ 3,721
Dividends from affiliated funds ....................................................................................................................................... 77
Total investment income ..............................................................................................................................................................
3,798
Expenses
Advisory fees ................................................................................................................................................................... 1,368
Administrative fees .......................................................................................................................................................... 120
Custodian fees .................................................................................................................................................................. 127
Distribution fees - Class A ............................................................................................................................................... 54
Distribution fees - Class C ............................................................................................................................................... 195
Transfer agent fees - Class A ........................................................................................................................................... 44
Transfer agent fees - Class C ........................................................................................................................................... 52
Transfer agent fees - Class S ............................................................................................................................................ 384
Transfer agent fees - Class Y ........................................................................................................................................... —
*
Professional fees .............................................................................................................................................................. 105
Registration fees ............................................................................................................................................................... 62
Shareholder servicing fees - Class C ............................................................................................................................... 65
Trustees’ fees .................................................................................................................................................................... 14
Printing fees ..................................................................................................................................................................... 18
Dividends from securities sold short ................................................................................................................................ 312
Interest expense paid on securities sold short .................................................................................................................. 138
Miscellaneous .................................................................................................................................................................. 19
Expenses before reductions .............................................................................................................................................. 3,077
Expense reductions .......................................................................................................................................................... (267)
Net expenses ................................................................................................................................................................................
2,810
Net investment income (loss) .......................................................................................................................................................
988
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments ...................................................................................................................................................................... 17,117
Investments in affiliated funds ......................................................................................................................................... (1)
Futures contracts .............................................................................................................................................................. (769)
Securities sold short ......................................................................................................................................................... 6,015
Net realized gain (loss) ................................................................................................................................................................
22,362
Net change in unrealized appreciation (depreciation) on:
Investments ..................................................................................................................................................................... (53,673)
Futures contracts .............................................................................................................................................................. (294)
Securities sold short ......................................................................................................................................................... 3,977
Net change in unrealized appreciation (depreciation) ................................................................................................................. (49,990)
Net realized and unrealized gain (loss) ........................................................................................................................................ (27,628)
Net Increase (Decrease) in Net Assets from Operations ....................................................................................
$ (26,640)
*      Less than $500.

Russell Investment Company
Sustainable Equity Fund
See accompanying notes which are an integral part of the financial statements.
40 Sustainable Equity Fund
Statements of Changes in Net Assets
Amounts in thousands
For the Periods Ended October 31,
2022 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss) .............................................................................................................. $ 988 $ 1,082
Net realized gain (loss) ....................................................................................................................... 22,362 59,698
Net change in unrealized appreciation (depreciation) ........................................................................ (49,990) 26,511
Net increase (decrease) in net assets from operations .............................................................................. (26,640) 87,291
Distributions
To shareholders
Class A .......................................................................................................................................... (4,749) (3,029)
Class C .......................................................................................................................................... (6,073) (4,109)
Class S .......................................................................................................................................... (43,403) (31,483)
Class Y .......................................................................................................................................... (1,866) (1,735)
Net decrease in net assets from distributions ............................................................................................ (56,091) (40,356)
Share Transactions*
Net increase (decrease) in net assets from share transactions ................................................................... 4,232 (12,968)
Total Net Increase (Decrease) in Net Assets ........................................................................
(78,499) 33,967
Net Assets
Beginning of period .................................................................................................................................. 292,592 258,625
End of period .............................................................................................................................................
$ 214,093 $ 292,592

Russell Investment Company
Sustainable Equity Fund
See accompanying notes which are an integral part of the financial statements.
Sustainable Equity Fund 41
Statements of Changes in Net Assets, continued
* Share transaction amounts (in thousands) for the periods ended October 31, 2022 and October 31, 2021 were as follows:
2022 2021
Shares Dollars Shares Dollars
Class A
Proceeds from shares sold 21 $ 1,058 32 $ 1,813
Proceeds from reinvestment of distributions 95 4,680 60 2,979
Payments for shares redeemed (102) (4,655) (70) (3,854)
Net increase (decrease)
14 1,083 22 938
Class C
Proceeds from shares sold 4 178 9 476
Proceeds from reinvestment of distributions 127 6,052 84 4,075
Payments for shares redeemed (132) (6,090) (93) (4,846)
Net increase (decrease)
(1) 140 ( — ) ** (295)
Class S
Proceeds from shares sold 150 6,951 137 7,406
Proceeds from reinvestment of distributions 826 40,821 597 29,661
Payments for shares redeemed (941) (44,284) (901) (49,317)
Net increase (decrease)
35 3,488 (167) (12,250)
Class Y
Proceeds from shares sold — — — ** 12
Proceeds from reinvestment of distributions 38 1,866 35 1,735
Payments for shares redeemed (42) (2,345) (60) (3,108)
Net increase (decrease)
(4) (479) (25) (1,361)
Total increase (decrease)
44 $ 4,232 (170) $ (12,968)
**      Less than 500 Shares.

Russell Investment Company
Sustainable Equity Fund
Financial Highlights — For the Periods Ended
See accompanying notes which are an integral part of the financial statements.
42 Sustainable Equity Fund
For a Share Outstanding Throughout Each Period.
$
Net Asset Value,
Beginning of
Period
$
Net Investment
Income (Loss)
(a)(d)
$
Net Realized
and Unrealized
Gain (Loss)
$
Total from
Investment
Operations
$
Distributions
from Net
Investment Income
$
Distributions
from Net
Realized Gain
Class A
October 31, 2022 59.98 .11 (4.92) (4.81) (.09) (11.56)
October 31, 2021 51.21 .11 16.63 16.74 (.33) (7.64)
October 31, 2020 54.96 .25 2.34 2.59 (.25) (6.09)
October 31, 2019 52.52 .35 6.46 6.81 (.33) (4.04)
October 31, 2018 53.93 .29 3.46 3.75 (.34) (4.82)
Class C
October 31, 2022 58.42 (.24) (4.73) (4.97) — (11.56)
October 31, 2021 50.27 (.29) 16.27 15.98 (.19) (7.64)
October 31, 2020 54.23 (.13) 2.30 2.17 (.04) (6.09)
October 31, 2019 52.01 (.04) 6.38 6.34 (.08) (4.04)
October 31, 2018 53.53 (.11) 3.43 3.32 (.02) (4.82)
Class S
October 31, 2022 60.11 .25 (4.93) (4.68) (.21) (11.56)
October 31, 2021 51.29 .28 16.65 16.93 (.47) (7.64)
October 31, 2020 55.06 .39 2.33 2.72 (.40) (6.09)
October 31, 2019 52.60 .50 6.47 6.97 (.47) (4.04)
October 31, 2018 54.01 .44 3.47 3.91 (.50) (4.82)
Class Y
October 31, 2022 59.95 .33 (4.92) (4.59) (.29) (11.56)
October 31, 2021 51.18 .37 16.60 16.97 (.56) (7.64)
October 31, 2020 54.95 .33 2.47 2.80 (.48) (6.09)
October 31, 2019 52.51 .57 6.46 7.03 (.55) (4.04)
October 31, 2018 53.93 .52 3.46 3.98 (.58) (4.82)

See accompanying notes which are an integral part of the financial statements.
Sustainable Equity Fund 43
$
Total
Distributions
$
Net Asset Value,
End of
Period
%
Total
Return
(c)
$
Net Assets,
End of Period
(000)
%
Ratio of Expenses
to Average
Net Assets,
Gross
%
Ratio of Expenses
to Average
Net Assets,
Net
(d)(g)
%
Ratio of Net
Investment Income
to Average
Net Assets
(d)
%
Portfolio
Turnover Rate
(11.65) 43.52 (10.28) 18,283 1.37 1.29 .24 129
(7.97) 59.98 35.97 24,380 1.33 1.28 .21 131
(6.34) 51.21 4.75 19,682 1.42 1.38 .48 90
(4.37) 54.96 14.69 21,731 1.43 1.43 .68 71
(5.16) 52.52 7.17 23,608 1.44 1.44 .54 67
(11.56) 41.89 (10.94) 22,260 2.12 2.04 (.52) 129
(7.83) 58.42 34.97 31,130 2.08 2.03 (.54) 131
(6.13) 50.27 3.96 26,788 2.17 2.13 (.27) 90
(4.12) 54.23 13.80 31,720 2.18 2.18 (.08) 71
(4.84) 52.01 6.36 34,361 2.19 2.19 (.21) 67
(11.77) 43.66 (10.00) 165,484 1.12 1.00 .53 129
(8.11) 60.11 36.37 225,751 1.08 .99 .50 131
(6.49) 51.29 5.03 201,214 1.17 1.09 .77 90
(4.51) 55.06 15.03 242,569 1.19 1.15 .97 71
(5.32) 52.60 7.49 274,932 1.19 1.15 .83 67
(11.85) 43.51 (9.86) 8,066 .92 .84 .69 129
(8.20) 59.95 36.57 11,331 .88 .83 .66 131
(6.57) 51.18 5.21 10,941 .90 .87 .64 90
(4.59) 54.95 15.19 142,970 .99 .99 1.10 71
(5.40) 52.51 7.65 154,392 .99 .99 .99 67

Russell Investment Company
Sustainable Equity Fund
See accompanying notes which are an integral part of the financial statements.
44 Sustainable Equity Fund
Related Party Transactions, Fees and Expenses
Accrued fees payable to affiliates for the period ended October 31, 2022 were as follows:
Transactions (amounts in thousands) during the period ended October 31, 2022 with Underlying Funds which are, or were, an affiliated company are as follows:
Federal Income Taxes
At October 31, 2022, the cost of investments, net unrealized appreciation (depreciation), and components of distributable earnings for income tax purposes were as follows:
For the fiscal years ended October 31, 2022 and October 31, 2021, respectively, the Fund made the following tax basis distributions:
Net investment income and net realized gains (losses) in the financial statements may differ from taxable net investment income and net realized gains (losses). Capital accounts within the financial statements are adjusted for permanent differences between book and tax accounting.  These differences may be due to foreign currency gains or losses, reclassifications of dividends and /or differences in treatment of income from swaps.  These adjustments have no impact on the net assets.
At October 31, 2022, the Statement of Assets and Liabilities has been adjusted by the following amounts (in thousands):
Advisory fees $ 80,378
Administration fees 8,533
Distribution fees 17,318
Shareholder servicing fees 4,529
Transfer agent fees 28,341
Trustee fees 699
$ 139,798
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Income
Distributions
Capital Gains
Distributions
U.S. Cash Collateral Fund $ — $ 2,699 $ 2,699 $ — $ — $ — $ — $ —
U.S. Cash Management Fund 12,448 89,119 91,739 (1) — 9,827 77 —
$ 12,448 $ 91,818 $ 94,438 $ (1) $ — $ 9,827 $ 77 $ —
Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
Undistributed
Ordinary Income
Undistributed
Long-Term
Capital Gains
(Capital Loss
Carryforward)
$ 179,718,217 $ 42,250,504 $ (8,099,290) $ 34,151,214 $ 3,161,675 $ 18 , 437 , 577
October 31, 2022 October 31, 2021
Ordinary Income
Distributions
Long-Term
Capital Gain
Distributions
Return of
Capital
Ordinary Income
Distributions
Long-Term
Capital Gain
Distributions
Return of
Capital
$ 14,658,144 $ 41,432,360 $ — $ 9,977,350 $ 30,378,815 $ —
Total distributable earnings (losses)
$ (3,631)
Additional paid-in capital
3,631

Russell Investment Company
U.S. Strategic Equity Fund
Portfolio Management Discussion and Analysis — October 31, 2022
(Unaudited)
46 U.S. Strategic Equity Fund
U.S. Strategic Equity Fund - Class A
‡
Total
Return
1 Year (24 .09)%
5 Years 6 .24%§
10 Years 9 .96%§
U.S. Strategic Equity Fund - Class C
Total
Return
1 Year (20 .06)%
5 Years 6 .72%§
10 Years 9 .79%§
U.S. Strategic Equity Fund - Class M
‡‡
Total
Return
1 Year (19 .20)%
5 Years 7 .88%§
10 Years 10 .96%§
U.S. Strategic Equity Fund - Class S
Total
Return
1 Year (19 .27)%
5 Years 7 .79%§
10 Years 10 .90%§
Russell 1000
®
Index
**
Total
Return
1 Year (16 .38)%
5 Years 10 .19%§
10 Years 12 .66%§

Russell Investment Company
U.S. Strategic Equity Fund
Portfolio Management Discussion and Analysis, continued — October 31,
2022 (Unaudited)
U.S. Strategic Equity Fund 47
The U.S. Strategic Equity Fund (the “Fund”) employs a
multi-manager approach whereby portions of the Fund are
allocated to different money manager strategies. Fund assets not allocated to money managers are managed by Russell
Investment Management, LLC (“RIM”), the Fund’s advisor.
RIM may change a Fund’s asset allocation at any time,
including not allocating Fund assets to one or more money
manager strategies. An exemptive order from the Securities and
Exchange Commission permits RIM to engage or terminate a
money manager at any time, subject to approval by the Fund’s
Board, without a shareholder vote. Pursuant to the terms of the exemptive order, the Fund is required to notify its shareholders within 90 days of when a money manager begins providing
services. As of October 31, 2022, the Fund had four money
managers.
What is the Fund’s investment objective?
The Fund seeks to provide long-term capital growth.
How did the Fund perform relative to its benchmark
for the fiscal year ended October 31, 2022?
For the fiscal year ended October 31, 2022 (the “fiscal year”), the Fund’s Class A, Class C, Class M, and Class S Shares
lost 19.47%, 20.06%, 19.20% and 19.27%, respectively. This
is compared to the Fund’s benchmark, the Russell 1000
®
Index, which lost 16.38% during the fiscal year. The Fund’s
performance includes operating expenses, whereas index
returns are unmanaged and do not include expenses of any kind.
For the fiscal year, the Morningstar
®
Large Blend Category,
a group of funds that Morningstar, Inc. considers to have
investment strategies similar to those of the Fund, lost 14.67%.
This result serves as a peer comparison and is expressed net of operating expenses.
RIM may assign a money manager a specific style or
capitalization benchmark other than the Fund’s index (a
“RIM-assigned benchmark”). However, the Fund’s primary
index remains the benchmark for the Fund and is intended to
be representative of the aggregate of each money manager’s
benchmark index.
How did market conditions affect the Fund’s
performance?
A large and protracted rise in inflation created serious
challenges for the U.S. economic outlook. In response, the
Federal Reserve’s monetary policy pivoted into restrictive
territory. It was a largely negative return environment for the equity markets where value and low volatility-oriented equities outperformed their growth peers. Energy and consumer staples were the best performing sectors while communication services and consumer discretionary lagged.
How did the investment strategies and techniques
employed by the Fund and its money managers affect
its benchmark relative performance?
Over the fiscal year, the Fund maintained exposure to companies with lower valuation and lower market capitalization compared to its benchmark. Overall, the Fund’s factor tilts provided mixed results as the tilt toward value was rewarded while the tilt toward lower size detracted.
Sector allocation decisions were moderately positive over
the fiscal year, especially an underweight to the information technology sector and an overweight to the health care sector.
The Fund employs discretionary and non-discretionary money
managers. The Fund’s discretionary money managers select
the individual portfolio securities for the assets assigned to them. The Fund’s non-discretionary money managers provide
a model portfolio to RIM representing their investment
recommendations, based upon which RIM purchases and sells
securities for the Fund. RIM manages assets not allocated to money manager strategies and the Fund’s cash balances.
Stock selection meaningfully detracted from performance, due mainly to underperforming holdings within the information
technology, health care, and energy sectors.
With respect to certain of the Fund’s money managers,
Brandywine Global Investment Management, LLC
outperformed it’s RIM-assigned benchmark. The manager’s
focus on identifying attractively valued stocks worked well in the market environment. Stock selection was positive within the communication services and industrials sectors. Sector tilts were also beneficial, especially overweights to utilities and materials.
Jackson Square Partners, LLC (“Jackson Square”)
underperformed it’s RIM-assigned benchmark for the period of the fiscal year it was a manager in the Fund. Stock selection within the information technology, communication services,
and health care sectors was the primary driver of relative
underperformance. Sector allocation decisions had a moderately positive effect on performance, including overweights to the health care and industrials sectors.
During the fiscal year, RIM utilized a positioning strategy to seek to control Fund-level exposures and risks through the purchase of a stock portfolio. Using the output from quantitative and/
or rules-based processes and qualitative analysis, the strategy seeks to position the portfolio to meet RIM’s overall preferred positioning with respect to Fund exposures along factor and
industry dimensions. The Fund’s active positioning strategy
provided exposure to RIM’s strategic equity beliefs associated with value, quality and low volatility factors. During the fiscal year, the strategy outperformed its RIM-assigned benchmark.
Tilts toward stocks with lower valuation and lower volatility

Russell Investment Company
U.S. Strategic Equity Fund
Portfolio Management Discussion and Analysis, continued — October 31,
2022 (Unaudited)
48 U.S. Strategic Equity Fund
were rewarded. Sector allocation decisions moderately detracted from performance, including underweights to the utilities and health care sectors.
During the fiscal year, RIM partially equitized the Fund’s cash using index futures contracts to provide the Fund with greater market exposure and this strategy performed as intended.
Describe any changes to the Fund’s structure or the
money manager line-up.
In September 2022, RIM hired J.P. Morgan Investment
Management, Inc. and William Blair Investment
Management, LLC and terminated Jackson Square and HS
Management Partners, LLC as money managers for the Fund.
Additionally, RIM allocated Fund assets to Jacobs Levy
Equity Management, Inc.’s existing mandate. Allocations
to other manager strategies were adjusted as a result.
The views expressed in this report reflect those of
the portfolio managers only through the end of the
fiscal year covered by the report. These views do not
necessarily represent the views of RIM, or any other
person in RIM or any other affiliated organization.
These views are subject to change at any time based
upon market conditions or other events, and RIM
disclaims any responsibility to update the views
contained herein. These views should not be relied
on as investment advice and, because investment
decisions for a Russell Investment Company (“RIC”)
Fund are based on numerous factors, should not be
relied on as an indication of investment decisions of
any RIC Fund.
Money Managers as of October 31,
2022 Styles
Brandywine Global Investment
Management, LLC Value
Jacobs Levy Equity Management, Inc. Market Oriented
J.P. Morgan Investment Management Inc.
Market Oriented
William Blair Investment Management,
LLC
Growth
* Assumes initial investment on November 1, 2012.
** Russell 1000
®
Index includes the 1,000 largest companies in the Russell 3000
®
Index. The Russell 1000
®
Index represents the universe of stocks from which
most active money managers typically select. The Russell 1000
®
Index return reflects adjustments from income dividends and capital gain distributions reinvested as of the ex-dividend dates.
‡ The performance shown has been adjusted to reflect the deduction of the maximum Class A sales charge of 5.75%.
‡‡ The Fund’s performance inception date for Class M Shares was March 16, 2017. The returns shown for Class M Shares prior to that date are the returns of the Fund’s Class S Shares. Class M Shares will have substantially similar annual returns as the Class S Shares because the Shares of each Class are invested in the same portfolio of securities. Annual returns for each Class will differ only to the extent that the Class M Shares do not have the same expenses as the
Class S Shares.
§ Annualized.
Performance is historical and assumes reinvestment of all dividends and capital gains.  Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than when purchased.  Past performance is not indicative of future results.  The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Additionally, the returns presented herein may differ from the performance reported in the Financial Highlights as the returns herein are calculated in a manner consistent with standardized performance in accordance with
Securities and Exchange Commission rules, while the performance in the Financial Highlights has been calculated in accordance with U.S. Generally Accepted
Accounting Pr inciple s (“U.S. GAAP”).

Russell Investment Company
U.S. Strategic Equity Fund
Shareholder Expense Example — October 31, 2022 (Unaudited)
U.S. Strategic Equity Fund 49
Fund Expenses
The following disclosure provides important information
regarding the Fund’s Shareholder Expense Example
(“Example”).
Example
As a shareholder of the Fund, you incur two types of costs:
(1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs,
including advisory and administrative fees; distribution (12b-1)
and/or service fees and other Fund expenses. The Example is
intended to help you understand your ongoing costs (in dollars)
of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from May 1, 2022 to October 31, 2022 .
Actual Expenses
The information in the table under the heading “Actual
Performance” provides information about actual account
values and actual expenses. You may use the information in
this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During
Period” to estimate the expenses you paid on your account
during this period.
Hypothetical Example for Comparison Purposes
The information in the table under the heading “Hypothetical
Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses
based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the
Fund’s actual return. The hypothetical account values and
expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the
Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant
to highlight your ongoing costs only and do not reflect any
transactional costs. Therefore, the information under the heading
“Hypothetical Performance (5% return before expenses)” is
useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
Class A
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2022 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2022 $ 932.80 $ 1,020.11
Expenses Paid During Period* $ 4.92 $ 5.14
* Expenses are equal to the Fund's annualized expense ratio of 1.01%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-
half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class C
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2022 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2022 $ 929.80 $ 1,016.33
Expenses Paid During Period* $ 8.56 $ 8.94
* Expenses are equal to the Fund's annualized expense ratio of 1.76%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-
half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class M
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2022 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2022 $ 934.60 $ 1,021.88
Expenses Paid During Period* $ 3.22 $ 3.36
* Expenses are equal to the Fund's annualized expense ratio of 0.66%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-
half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

Russell Investment Company
U.S. Strategic Equity Fund
Shareholder Expense Example, continued — October 31, 2022 (Unaudited)
50 U.S. Strategic Equity Fund
Class S
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2022 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2022 $ 934.20 $ 1,021.37
Expenses Paid During Period* $ 3.71 $ 3.87
* Expenses are equal to the Fund's annualized expense ratio of 0.76%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-
half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

Russell Investment Company
U.S. Strategic Equity Fund
Schedule of Investments — October 31, 2022
See accompanying notes which are an integral part of the financial statements.
U.S. Strategic Equity Fund 51
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Common Stocks - 101.7%
Consumer Discretionary - 15.4%
Advance Auto Parts, Inc. 14,871 2,824
Amazon.com, Inc.(Æ)(Û) 783,551 80,267
Autoliv, Inc. 53,811 4,324
AutoZone, Inc.(Æ)(Û) 5,138 13,014
Bright Horizons Family Solutions, Inc.(Æ) 23,083 1,508
Chegg, Inc.(Æ) 77,582 1,673
Chipotle Mexican Grill, Inc. Class A(Æ) 3,110 4,660
Comcast Corp. Class A 294,759 9,356
Costco Wholesale Corp. 62,347 31,267
Dillard's, Inc. Class A 4,031 1,325
Discovery Communications LLC(Æ) 423,344 5,503
Dollar General Corp. 40,677 10,375
Domino's Pizza, Inc.(Û) 8,834 2,935
DR Horton, Inc. 77,189 5,934
Expedia Group, Inc.(Æ) 43,280 4,045
FactSet Research Systems, Inc.(Û) 23,877 10,159
Ford Motor Co. 605,707 8,098
Garmin, Ltd. 45,865 4,038
General Motors Co. 433,948 17,032
Genuine Parts Co. 23,374 4,157
Goodyear Tire & Rubber Co. (The)(Æ) 78,058 991
Grand Canyon Education, Inc.(Æ) 20,217 2,034
Hilton Worldwide Holdings, Inc.(Û) 51,963 7,029
Home Depot, Inc. (The) 27,013 7,999
Lear Corp. 30,574 4,241
Lithia Motors, Inc. Class A 18,423 3,651
Live Nation Entertainment, Inc.(Æ) 91,720 7,302
Lowe's Cos., Inc. 35,956 7,010
Madison Square Garden Sports Corp. Class
A 9,898 1,550
Marriott International, Inc. Class A 86,195 13,801
McDonald's Corp. 66,715 18,191
MercadoLibre, Inc.(Æ) 1,333 1,202
Netflix, Inc.(Æ)(Û) 42,754 12,479
Nike, Inc. Class B 199,825 18,520
Norton LifeLock, Inc.(Æ)(Û) 115,959 2,613
NVR, Inc.(Æ) 1,350 5,721
O'Reilly Automotive, Inc.(Æ)(Û) 21,046 17,619
Penn National Gaming, Inc.(Æ) 340,778 11,280
PulteGroup, Inc. 106,742 4,269
SeaWorld Entertainment, Inc.(Æ) 17,679 1,028
Starbucks Corp. 177,169 15,341
Target Corp.(Û) 84,834 13,934
Tesla, Inc.(Æ)(Û) 165,398 37,635
Tractor Supply Co. 38,435 8,447
TripAdvisor, Inc.(Æ) 52,589 1,242
Ulta Salon Cosmetics & Fragrance, Inc.(Æ) 9,100 3,816
Under Armour, Inc. Class A(Æ)(Û) 128,358 956
Walmart, Inc. 48,313 6,876
Walt Disney Co. (The)(Æ) 92,396 9,844
World Wrestling Entertainment, Inc. Class A 14,334 1,131
Zillow Group, Inc. Class A(Æ)(Û) 95,470 2,953
473,199
Consumer Staples - 4.8%
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Archer-Daniels-Midland Co. 67,016 6,499
Boston Beer Co., Inc. Class A(Æ) 5,298 1,978
Cal-Maine Foods, Inc. 13,329 753
Coca-Cola Co. (The) 248,408 14,867
Conagra Brands, Inc. 388,311 14,251
CVS Health Corp. 200,154 18,955
Energizer Holdings, Inc. - GDR(Æ)(Û) 12,400 486
Estee Lauder Cos., Inc. (The) Class A 50,349 10,094
General Mills, Inc. 39,211 3,199
Haleon PLC - ADR(Æ) 677,632 4,147
Hershey Co. (The)(Û) 48,557 11,594
Ingredion, Inc. 77,031 6,865
Kraft Heinz Foods Co. 53,872 2,072
Kroger Co. (The) 156,522 7,402
Monster Beverage Corp.(Æ) 36,074 3,381
PepsiCo, Inc. 47,113 8,555
Philip Morris International, Inc. 41,986 3,856
Procter & Gamble Co. (The) 76,771 10,339
Spectrum Brands Holdings, Inc.(Û) 24,033 1,109
Sprouts Farmers Market, Inc.(Æ) 65,611 1,936
Tyson Foods, Inc. Class A 128,350 8,773
Walgreens Boots Alliance, Inc. 135,378 4,941
146,052
Energy - 4.2%
Arch Resources, Inc. 4,238 645
BP PLC - ADR 263,419 8,767
Canadian Natural Resources, Ltd. 85,574 5,129
Chevron Corp. 107,858 19,512
CVR Energy, Inc. 28,016 1,094
EOG Resources, Inc. 29,897 4,082
Exxon Mobil Corp. 110,163 12,207
Kinder Morgan, Inc. 515,913 9,348
Marathon Petroleum Corp. 54,781 6,224
Occidental Petroleum Corp. 79,376 5,763
PBF Energy, Inc. Class A 24,460 1,082
Phillips 66 71,198 7,425
Pioneer Natural Resources Co. 63,677 16,328
Shell PLC - ADR 130,419 7,255
Valero Energy Corp.(Û) 116,166 14,585
Williams Cos., Inc. (The) 236,277 7,733
127,179
Financial Services - 16.2%
AerCap Holdings Ltd. / AerCap Global
Aviation Trust(Æ) 130,026 6,945
Aflac, Inc. 84,008 5,470
Allstate Corp. (The)(Û) 4,968 627
American Express Co. 21,067 3,127
American Tower Corp.(ö) 19,288 3,996
Ameriprise Financial, Inc. 18,144 5,609
Apollo Global Management, Inc. 247,678 13,711
Assurant, Inc. 14,338 1,948
AvalonBay Communities, Inc.(ö) 9,155 1,603
AXA Equitable Holdings(Û) 86,426 2,646
Axis Capital Holdings, Ltd. 52,058 2,846
Bank of America Corp. 451,715 16,280

Russell Investment Company
U.S. Strategic Equity Fund
Schedule of Investments, continued — October 31, 2022
See accompanying notes which are an integral part of the financial statements.
52 U.S. Strategic Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Bank of New York Mellon Corp. (The) 73,188 3,082
Berkshire Hathaway, Inc. Class B(Æ) 36,570 10,791
BlackRock, Inc. Class A 7,070 4,567
Brighthouse Financial, Inc.(Æ) 59,612 3,402
Brown & Brown, Inc. 43,757 2,572
Camden Property Trust(ö)(Û) 35,388 4,089
Capital One Financial Corp.(Û) 53,260 5,647
Cboe Global Markets, Inc. 16,235 2,021
CBRE Group, Inc. Class A 57,919 4,109
Charles Schwab Corp. (The) 130,361 10,386
Chubb, Ltd. 22,309 4,794
Citigroup, Inc. 472,278 21,659
CME Group, Inc. Class A 15,649 2,712
CNO Financial Group, Inc. 62,902 1,388
Comerica, Inc. 36,626 2,582
Crown Castle, Inc.(ö) 28,664 3,820
Cullen/Frost Bankers, Inc. 5,110 792
DiamondRock Hospitality Co.(ö) 132,946 1,242
Equinix, Inc.(Æ)(ö) 5,499 3,115
Equity Commonwealth(ö) 54,839 1,435
Equity Residential(ö) 34,145 2,152
Evercore, Inc. Class A 29,709 3,122
Everest Re Group, Ltd.(Û) 10,753 3,470
Extra Space Storage, Inc.(ö) 10,782 1,913
First Industrial Realty Trust, Inc.(ö) 108,387 5,162
First Republic Bank(Û) 30,627 3,678
Gaming and Leisure Properties, Inc.(ö) 61,743 3,095
Globe Life, Inc.(Æ) 28,910 3,340
Goldman Sachs Group, Inc. (The) 23,968 8,257
Hartford Financial Services Group, Inc. 46,520 3,369
Highwoods Properties, Inc.(ö) 47,944 1,353
Host Hotels & Resorts, Inc.(ö)(Û) 234,524 4,428
Howard Hughes Corp. (The)(Æ) 45,190 2,772
Interactive Brokers Group, Inc. Class A(Û) 37,651 3,018
Intercontinental Exchange, Inc. 29,384 2,808
Invitation Homes, Inc.(ö) 63,293 2,006
Jackson Financial, Inc. Class A 56,100 2,152
JPMorgan Chase & Co. 199,297 25,088
Lamar Advertising Co. Class A(ö) 34,963 3,225
LPL Financial Holdings, Inc.(Û) 16,963 4,337
M&T Bank Corp. 10,794 1,817
Marsh & McLennan Cos., Inc. 15,291 2,469
MasterCard, Inc. Class A 155,568 51,054
Morgan Stanley 178,301 14,651
New York Community Bancorp, Inc.(Ñ) 516,648 4,810
Northern Trust Corp. 44,095 3,719
PacWest Bancorp 65,316 1,624
Park Hotels & Resorts, Inc.(ö) 88,966 1,164
Pinnacle Financial Partners, Inc. 14,667 1,217
PNC Financial Services Group, Inc. (The) 16,624 2,690
Popular, Inc. 89,705 6,344
Progressive Corp. (The) 62,271 7,996
Prologis, LP(ö) 129,772 14,372
Public Storage(ö) 13,600 4,213
Raymond James Financial, Inc.(Û) 105,091 12,415
Reinsurance Group of America, Inc. Class A 89,097 13,112
RenaissanceRe Holdings, Ltd. 32,989 5,103
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Rexford Industrial Realty, Inc.(ö) 41,390 2,288
RLJ Lodging Trust(ö) 86,965 1,058
Ryman Hospitality Properties, Inc.(ö) 12,355 1,099
SBA Communications Corp.(ö)(Û) 8,055 2,174
SEI Investments Co. 38,853 2,110
SLM Corp. 167,174 2,773
Synchrony Financial(Û) 157,027 5,584
T. Rowe Price Group, Inc. 41,313 4,386
Texas Capital Bancshares, Inc.(Æ) 21,779 1,307
Travelers Cos., Inc. (The) 23,443 4,324
Truist Financial Corp. 288,403 12,918
US Bancorp 202,539 8,598
Visa, Inc. Class A 53,065 10,993
Wells Fargo & Co. 317,578 14,605
Western Alliance Bancorp 28,872 1,939
Willis Towers Watson PLC(Æ) 31,789 6,937
WP Carey, Inc.(ö) 25,392 1,937
WR Berkley Corp. 142,281 10,583
Xenia Hotels & Resorts, Inc.(ö) 42,045 718
Zions Bancorp NA 91,476 4,751
497,610
Health Care - 13.8%
Abbott Laboratories 62,440 6,178
AbbVie, Inc. 153,002 22,400
Abiomed, Inc.(Æ) 36,371 9,168
Acadia Pharmaceuticals, Inc.(Æ) 53,760 862
Agilent Technologies, Inc. 45,741 6,328
Alignment Healthcare, Inc.(Æ) 21,292 282
Amgen, Inc. 20,672 5,589
Anthem, Inc.(Æ) 15,720 8,595
AstraZeneca PLC - ADR 70,388 4,140
BioCryst Pharmaceuticals, Inc.(Æ) 31,840 425
Biogen, Inc.(Æ) 20,382 5,777
Boston Scientific Corp.(Æ) 251,027 10,822
Bristol-Myers Squibb Co. 235,314 18,230
Cardinal Health, Inc.(Û) 92,027 6,985
Centene Corp.(Æ) 100,315 8,540
Cigna Corp. 29,773 9,619
Dentsply Sirona, Inc. 115,587 3,562
Edwards Lifesciences Corp.(Æ) 20,241 1,466
Eli Lilly & Co. 16,959 6,141
Exelixis, Inc.(Æ) 126,402 2,096
Gilead Sciences, Inc. 107,002 8,395
GSK Finance No. 3 PLC - ADR 183,268 6,079
Harmony Biosciences Holdings, Inc.(Æ) 6,320 329
HCA Healthcare, Inc.(Û) 74,523 16,207
Horizon Therapeutics PLC(Æ) 84,463 5,264
Humana, Inc.(Û) 17,858 9,966
Incyte Corp.(Æ)(Û) 70,770 5,261
Intuitive Surgical, Inc.(Æ) 17,788 4,384
Ionis Pharmaceuticals, Inc.(Æ) 45,857 2,027
Jazz Pharmaceuticals PLC(Æ) 39,844 5,729
Johnson & Johnson 82,234 14,306
McKesson Corp.(Û) 23,906 9,308
Medpace Holdings, Inc.(Æ) 3,709 823
Medtronic PLC 59,363 5,185

Russell Investment Company
U.S. Strategic Equity Fund
Schedule of Investments, continued — October 31, 2022
See accompanying notes which are an integral part of the financial statements.
U.S. Strategic Equity Fund 53
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Merck & Co., Inc. 58,246 5,895
Moderna, Inc.(Æ) 30,181 4,537
Molina Healthcare, Inc.(Æ) 18,724 6,719
Nevro Corp.(Æ) 18,015 691
Pfizer, Inc. 282,256 13,139
PTC Therapeutics, Inc.(Æ) 18,940 716
Qiagen NV(Æ) 97,663 4,254
Regeneron Pharmaceuticals, Inc.(Æ) 12,352 9,249
Revance Therapeutics, Inc.(Æ) 29,446 657
Sarepta Therapeutics, Inc.(Æ)(Û) 35,223 4,016
Stryker Corp. 72,695 16,665
Syneos Health, Inc. Class A(Æ) 11,676 588
Thermo Fisher Scientific, Inc. 13,383 6,878
Ultragenyx Pharmaceutical, Inc.(Æ) 28,987 1,173
United Therapeutics Corp.(Æ)(Û) 29,798 6,869
UnitedHealth Group, Inc. 108,863 60,435
Veeva Systems, Inc. Class A(Æ) 43,714 7,341
Vertex Pharmaceuticals, Inc.(Æ)(Û) 41,251 12,870
Viatris, Inc.(Û) 799,133 8,095
West Pharmaceutical Services, Inc. 8,518 1,960
Zimmer Biomet Holdings, Inc. 44,887 5,088
Zoetis, Inc. Class A 105,720 15,940
424,243
Materials and Processing - 3.7%
Air Products & Chemicals, Inc. 9,080 2,274
Ball Corp. 79,933 3,948
Boise Cascade Co. 17,235 1,151
Celanese Corp. Class A(Û) 3,837 369
CF Industries Holdings, Inc.(Û) 38,381 4,078
Copart, Inc.(Æ) 121,168 13,937
Crown Holdings, Inc. 75,525 5,180
DuPont de Nemours, Inc. 92,151 5,271
Eagle Materials, Inc. 21,874 2,675
Eastman Chemical Co. 124,804 9,586
Fastenal Co. 77,833 3,762
Freeport-McMoRan, Inc. 174,394 5,527
Huntsman Corp. 226,109 6,051
Linde PLC(Æ) 39,075 11,619
Louisiana-Pacific Corp. 50,137 2,840
Newmont Corp. 107,657 4,556
Nucor Corp. 34,476 4,529
PPG Industries, Inc. 38,804 4,431
Southern Copper Corp. 43,222 2,030
Trane Technologies PLC(Û) 85,996 13,727
Vulcan Materials Co. 26,761 4,381
Westlake Chemical Corp.(Û) 9,801 947
112,869
Producer Durables - 11.1%
3M Co. 44,346 5,578
AECOM(Û) 44,774 3,371
Aerojet Rocketdyne Holdings, Inc.(Æ) 45,027 2,182
AGCO Corp. 41,293 5,127
Alaska Air Group, Inc.(Æ) 90,008 4,002
Allison Transmission Holdings, Inc. Class A 109,710 4,635
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Ametek, Inc. 30,727 3,984
AO Smith Corp. 63,734 3,491
Automatic Data Processing, Inc. 11,490 2,777
Carlisle Cos., Inc. 6,323 1,510
CH Robinson Worldwide, Inc. 17,615 1,721
Cintas Corp. 6,621 2,831
CoStar Group, Inc.(Æ) 249,034 20,600
Cummins, Inc. 25,512 6,238
Deere & Co. 19,490 7,715
Delta Air Lines, Inc.(Æ) 182,390 6,188
Dover Corp. 31,843 4,162
Eaton Corp. PLC 109,204 16,388
Emerson Electric Co. 74,737 6,472
Encore Wire Corp. 21,957 3,021
Equifax, Inc. 22,626 3,836
Expeditors International of Washington, Inc. 96,572 9,450
FedEx Corp.(Û) 77,958 12,495
Fortive Corp.(Û) 131,717 8,417
Frontdoor, Inc.(Æ) 50,839 1,122
FTI Consulting, Inc.(Æ) 16,967 2,641
General Dynamics Corp. 26,781 6,690
Gentex Corp. 147,721 3,913
Global Payments, Inc. 61,159 6,988
Hubbell, Inc. Class B 12,541 2,978
IDEX Corp. 10,141 2,254
Illinois Tool Works, Inc. 11,631 2,484
Insperity, Inc.(Û) 6,552 773
JB Hunt Transport Services, Inc. 15,791 2,701
Keysight Technologies, Inc.(Æ) 19,290 3,359
L3Harris Technologies, Inc. 19,347 4,768
Lamb Weston Holdings, Inc.(Û) 43,482 3,749
Landstar System, Inc. 49,528 7,737
Littelfuse, Inc. 14,331 3,156
Lockheed Martin Corp.(Û) 27,465 13,367
Magna International, Inc. Class A 55,977 3,120
MarketAxess Holdings, Inc. 17,696 4,319
Mettler-Toledo International, Inc.(Æ) 1,710 2,163
Moody's Corp. 12,474 3,304
Morningstar, Inc. 8,015 1,861
Murphy USA, Inc. 12,042 3,787
Nordson Corp. 13,290 2,990
Norfolk Southern Corp. 32,407 7,391
Northrop Grumman Corp. 13,607 7,470
Old Dominion Freight Line, Inc. 9,878 2,713
Oshkosh Corp. 26,506 2,333
PACCAR, Inc. 31,483 3,049
Paychex, Inc. 20,281 2,399
PayPal Holdings, Inc.(Æ) 166,726 13,935
Pentair PLC 86,602 3,720
Regal Rexnord Corp. 30,297 3,834
Republic Services, Inc. Class A(Û) 37,736 5,005
S&P Global, Inc. 40,841 13,120
Skyline Champion Corp.(Æ)(Û) 7,823 455
Snap-on, Inc. 22,784 5,059
Teledyne Technologies, Inc.(Æ) 10,825 4,308
Terex Corp. 14,478 587
Textron, Inc.(Û) 12,147 831

Russell Investment Company
U.S. Strategic Equity Fund
Schedule of Investments, continued — October 31, 2022
See accompanying notes which are an integral part of the financial statements.
54 U.S. Strategic Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Travel + Leisure Co.(Æ) 38,391 1,458
Trimble Navigation, Ltd.(Æ) 40,012 2,407
Verisk Analytics, Inc. Class A 12,658 2,314
Vertiv Group Corp. 164,830 2,359
Vicor Corp.(Æ) 5,354 256
Vontier Corp. 277,949 5,309
Waste Management, Inc. 20,288 3,213
WW Grainger, Inc. 6,414 3,748
Xerox Holdings Corp. 174,284 2,550
Zebra Technologies Corp. Class A(Æ) 17,252 4,886
341,124
Technology - 27.6%
Accenture PLC Class A 90,615 25,726
Activision Blizzard, Inc. 26,029 1,895
Adobe, Inc.(Æ) 50,113 15,961
Advanced Micro Devices, Inc.(Æ) 159,313 9,568
Alphabet, Inc. Class A(Æ) 892,925 84,390
Alphabet, Inc. Class C(Æ)(Û) 143,357 13,570
Amphenol Corp. Class A 51,419 3,899
Analog Devices, Inc. 41,132 5,866
Apple, Inc.(Û) 908,731 139,345
Arista Networks, Inc.(Æ)(Û) 37,810 4,570
ASML Holding NV Class G 4,653 2,198
Atlassian Corp.(Æ)(Û) 21,621 4,383
Avnet, Inc. 74,166 2,981
Booking Holdings, Inc.(Æ)(Û) 6,989 13,066
Box, Inc. Class A(Æ) 113,892 3,309
Broadcom, Inc. 9,447 4,441
Cadence Design Systems, Inc.(Æ) 29,936 4,532
CDW Corp. 17,873 3,089
Cirrus Logic, Inc.(Æ) 29,453 1,977
Cisco Systems, Inc. 207,034 9,406
Cognizant Technology Solutions Corp.
Class A 87,416 5,442
CommScope Holding Co., Inc.(Æ) 33,088 438
CommVault Systems, Inc.(Æ) 39,285 2,392
Corteva, Inc.(Û) 131,633 8,601
Crowdstrike Holdings, Inc. Class A(Æ)(Û) 34,433 5,551
Dell Technologies, Inc. Class C(Û) 241,806 9,285
DigitalBridge Group, Inc. 39,461 505
DocuSign, Inc.(Æ) 59,645 2,881
Dropbox, Inc. Class A(Æ) 158,118 3,439
EPAM Systems, Inc.(Æ) 17,580 6,153
F5, Inc.(Æ) 25,078 3,584
Fair Isaac Corp.(Æ) 5,811 2,783
Fortinet, Inc.(Æ)(Û) 146,863 8,395
GoDaddy, Inc. Class A(Æ) 77,291 6,214
Guidewire Software, Inc.(Æ) 80,257 4,768
Hewlett Packard Enterprise Co.(Û) 546,653 7,801
HP, Inc. 278,891 7,703
Impinj, Inc.(Æ) 4,701 539
Informatica, Inc. Class A(Æ) 16,253 315
Intel Corp. 380,141 10,807
International Business Machines Corp. 34,254 4,737
Intuit, Inc. 34,218 14,628
Jabil Circuit, Inc. 27,557 1,771
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Jamf Holding Corp.(Æ) 15,173 359
Juniper Networks, Inc.(Û) 169,607 5,190
Lam Research Corp. 10,187 4,123
Leidos Holdings, Inc. 38,949 3,957
Lyft, Inc. Class A(Æ) 207,014 3,031
Meta Platforms, Inc. Class A(Æ)(Û) 261,661 24,376
Micron Technology, Inc. 202,806 10,972
Microsoft Corp.(Û) 754,755 175,201
NetApp, Inc. 166,688 11,546
New Relic, Inc.(Æ) 29,960 1,775
Nutanix, Inc. Class A(Æ) 40,321 1,105
NVIDIA Corp. 60,016 8,100
NXP Semiconductors NV 79,493 11,612
Oracle Corp. 71,371 5,572
Palo Alto Networks, Inc.(Æ)(Û) 47,081 8,079
Pegasystems, Inc. 51,843 1,929
Pure Storage, Inc. Class A(Æ) 91,958 2,838
Qorvo, Inc.(Æ) 43,771 3,768
Qualys, Inc.(Æ) 11,962 1,705
Rapid7, Inc.(Æ) 22,878 1,036
RingCentral, Inc. Class A(Æ) 36,990 1,314
Roper Technologies, Inc. 12,504 5,183
Salesforce, Inc.(Æ) 67,354 10,951
Semtech Corp.(Æ) 63,670 1,763
Skyworks Solutions, Inc. 45,015 3,872
Smartsheet, Inc. Class A(Æ) 34,029 1,188
Snap, Inc. Class A(Æ)(Û) 65,316 647
Sonos, Inc.(Æ)(Û) 72,282 1,165
Splunk, Inc.(Æ) 46,423 3,858
Synopsys, Inc.(Æ) 13,821 4,043
Tenable Holdings, Inc.(Æ) 37,833 1,537
Teradyne, Inc.(Û) 171,049 13,915
Texas Instruments, Inc. 76,541 12,295
Tyler Technologies, Inc.(Æ) 6,819 2,205
Uber Technologies, Inc.(Æ) 155,099 4,121
Unity Software, Inc.(Æ)(Ñ) 101,463 2,993
Verint Systems, Inc.(Æ) 54,543 1,932
VeriSign, Inc.(Æ) 34,406 6,897
Western Digital Corp.(Æ) 108,422 3,726
Wix.com, Ltd.(Æ) 28,867 2,428
Zscaler, Inc.(Æ) 18,897 2,912
848,123
Utilities - 4.9%
Ameren Corp. 39,044 3,183
APA Corp.(Û) 114,366 5,199
AT&T, Inc. 674,594 12,298
Baker Hughes Co. 294,409 8,143
Cheniere Energy, Inc.(Û) 51,466 9,079
ConocoPhillips Co. 174,370 21,986
DTE Energy Co. 44,146 4,949
Edison International 109,157 6,554
Exelon Corp. 151,921 5,863
FirstEnergy Corp. 148,822 5,612
NextEra Energy, Inc. 228,051 17,674
NRG Energy, Inc. 67,696 3,006
PG&E Corp.(Æ) 111,693 1,668

Russell Investment Company
U.S. Strategic Equity Fund
Schedule of Investments, continued — October 31, 2022
See accompanying notes which are an integral part of the financial statements.
U.S. Strategic Equity Fund 55
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Pinnacle West Capital Corp. 42,825 2,878
T-Mobile USA, Inc.(Æ) 111,418 16,887
UGI Corp. 128,156 4,528
Verizon Communications, Inc. 350,072 13,082
Vistra Corp. 131,495 3,020
Xcel Energy, Inc. 84,288 5,488
151,097
Total Common Stocks
(cost $2,681,595) 3,121,496
Short-Term Investments - 3.3%
U.S. Cash Management Fund(@) 101,507,500 (∞) 101,467
Total Short-Term Investments
(cost $101,471) 101,467
Other Securities - 0.3%
U.S. Cash Collateral Fund(@)(×) 7,791,850 (∞)
7,792
Total Other Securities
(cost $7,792) 7,792
Total Investments - 105.3%
(identified cost $2,790,858) 3,230,755
Securities Sold Short - (5.1)%
Consumer Discretionary - (1.0)%
Advanced Energy Industries, Inc. (15,220) (1,197)
Altice USA, Inc. Class A(Æ) (213,469) (1,411)
American Eagle Outfitters, Inc. (55,076) (626)
Asbury Automotive Group, Inc.(Æ) (9,772) (1,541)
Caesars Entertainment, Inc.(Æ) (38,983) (1,705)
Callaway Golf Co.(Æ) (109,977) (2,059)
Carvana Co.(Æ) (75,277) (1,018)
DISH Network Corp. Class A(Æ) (120,957) (1,803)
Dorman Products, Inc.(Æ) (7,735) (631)
Five Below, Inc.(Æ) (17,429) (2,551)
Floor & Decor Holdings, Inc. Class A(Æ) (26,395) (1,937)
H&R Block, Inc. (26,721) (1,100)
Hilton Grand Vacations, Inc.(Æ) (29,829) (1,170)
LGI Homes, Inc.(Æ) (9,748) (897)
Liberty Broadband Corp. Class A(Æ) (1,500) (128)
Mister Car Wash, Inc.(Æ) (285,477) (2,521)
Omnicom Group, Inc. (39,939) (2,906)
Paramount Global Class B (74,791) (1,370)
Pool Corp. (8,812) (2,681)
Rocket Lab USA, Inc.(Æ) (69,701) (355)
TechTarget, Inc.(Æ) (18,144) (1,171)
(30,778)
Consumer Staples - (0.2)%
BellRing Brands, Inc.(Æ) (38,025) (921)
Energizer Holdings, Inc. (11,865) (343)
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Freshpet, Inc.(Æ) (55,280) (3,259)
MGP Ingredients, Inc. (16,844) (1,887)
(6,410)
Energy - (0.3)%
Cabot Oil & Gas Corp. (105,667) (3,289)
Green Plains, Inc.(Æ) (21,958) (634)
Pioneer Natural Resources Co. (12,151) (3,116)
Southwestern Energy Co.(Æ) (202,434) (1,403)
Sunrun, Inc.(Æ) (61,887) (1,393)
(9,835)
Financial Services - (1.2)%
Apollo Global Management, Inc. (56,337) (3,119)
Arbor Realty Trust, Inc.(ö) (125,379) (1,726)
Ares Management Corp. Class A (37,272) (2,826)
Berkshire Hathaway, Inc. Class B(Æ) (2,712) (800)
Blackstone Group, Inc. (The) Class A (29,772) (2,713)
Broadstone Net Lease, Inc.(ö) (159,147) (2,728)
Cadence Bank (44,640) (1,234)
Carlyle Group, LP (88,279) (2,497)
Citigroup, Inc. (38,740) (1,777)
Focus Financial Partners LLC Class A(Æ) (5,176) (180)
Hannon Armstrong Sustainable
Infrastructure Capital, Inc.(ö) (38,502) (1,047)
Houlihan Lokey, Inc. Class A (17,635) (1,575)
Kite Realty Group Trust(ö) (113,981) (2,239)
KKR & Co., Inc. Class A (56,293) (2,738)
Omega Healthcare Investors, Inc.(ö) (52,136) (1,657)
Progyny, Inc.(Æ) (18,530) (824)
Realty Income Corp.(ö) (43,536) (2,711)
SoFi Technologies, Inc.(Æ) (24,233) (132)
Trupanion, Inc.(Æ) (20,625) (1,041)
VICI Properties, Inc.(ö) (82,086) (2,628)
(36,192)
Health Care - (0.6)%
AdaptHealth Corp.(Æ) (58,536) (1,335)
Agiliti, Inc.(Æ) (35,179) (615)
Alnylam Pharmaceuticals, Inc.(Æ) (12,407) (2,571)
ICU Medical, Inc.(Æ) (16,571) (2,459)
iRhythm Technologies, Inc.(Æ) (5,640) (719)
Karuna Therapeutics, Inc.(Æ) (3,495) (767)
Option Care Health, Inc.(Æ) (45,382) (1,373)
Patterson Cos., Inc. (48,876) (1,269)
PerkinElmer, Inc. (20,143) (2,691)
Regeneron Pharmaceuticals, Inc.(Æ) (3,570) (2,673)
Repligen Corp.(Æ) (13,905) (2,537)
Twist Bioscience Corp.(Æ) (19,031) (625)
(19,634)
Materials and Processing - (0.3)%
International Flavors & Fragrances, Inc. (28,215) (2,754)

Russell Investment Company
U.S. Strategic Equity Fund
Schedule of Investments, continued — October 31, 2022
See accompanying notes which are an integral part of the financial statements.
56 U.S. Strategic Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Quaker Chemical Corp. (12,602) (2,049)
RBC Bearings, Inc.(Æ) (11,729) (2,974)
(7,777)
Producer Durables - (0.6)%
Affirm Holdings, Inc.(Æ) (11,051) (222)
Air Transport Services Group, Inc.(Æ) (29,334) (857)
ASGN, Inc.(Æ) (16,269) (1,379)
CoStar Group, Inc.(Æ) (34,827) (2,881)
Danaher Corp. (10,293) (2,590)
Fox Factory Holding Corp.(Æ) (17,000) (1,494)
GATX Corp. (25,663) (2,687)
LCI Industries (13,828) (1,467)
Maximus, Inc. (42,925) (2,647)
Plug Power, Inc.(Æ) (10,878) (174)
Teledyne Technologies, Inc.(Æ) (7,255) (2,887)
(19,285)
Technology - (0.7)%
Appian Corp. Class A(Æ) (6,819) (333)
AppLovin Corp. Class A(Æ) (95,444) (1,619)
Aspen Technology, Inc.(Æ) (838) (202)
Bentley Systems, Inc. Class B (79,612) (2,809)
Bill.com Holdings, Inc.(Æ) (10,074) (1,343)
Bumble, Inc. Class A(Æ) (61,737) (1,568)
DoubleVerify Holdings, Inc.(Æ) (10,971) (321)
Intuit, Inc. (6,153) (2,630)
nCino, Inc.(Æ) (53,788) (1,693)
Opendoor Technologies, Inc.(Æ) (76,910) (199)
PTC, Inc.(Æ) (18,412) (2,170)
Raytheon Technologies Corp.(Æ) (30,051) (2,849)
Squarespace, Inc. Class A(Æ) (17,770) (395)
SYNNEX Corp. (5,804) (531)
ViaSat, Inc.(Æ) (53,186) (2,179)
Wolfspeed, Inc.(Æ) (16,693) (1,315)
(22,156)
Utilities - (0.2)%
Civitas Resources, Inc. (29,557) (2,066)
New Fortress Energy, Inc. (25,611) (1,411)
Ziff Davis, Inc.(Æ) (24,986) (1,934)
(5,411)
Total Securities Sold Short
(proceeds $160,851) (157,478)
Other Assets and Liabilities,
Net - (0.2)%
(5,145)
Net Assets - 100.0%
3,068,132

Russell Investment Company
U.S. Strategic Equity Fund
Schedule of Investments, continued — October 31, 2022
See accompanying notes which are an integral part of the financial statements.
U.S. Strategic Equity Fund 57
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1
Level 2
Level 3
Practical
Expedient (a)
Total
% of Net Assets
Common Stocks
Consumer Discretionary
$ 473,199
$ —
$ —
$ —
$ 473,199
15.4
Consumer Staples
146,052
—
—
—
146,052
4.8
Energy
127,179
—
—
—
127,179
4.2
Financial Services
497,610
—
—
—
497,610
16.2
Health Care
424,243
—
—
—
424,243
13.8
Materials and Processing
112,869
—
—
—
112,869
3.7
Producer Durables
341,124
—
—
—
341,124
11.1
Technology
848,123
—
—
—
848,123
27.6
Utilities
151,097
—
—
—
151,097
4.9
Short-Term Investments
—
—
—
101,467
101,467
3.3
Other Securities
—
—
—
7,792
7,792
0.3
Total Investments
3,121,496
—
—
109,259
3,230,755
105.3
Securities Sold Short
**
(157,478)
—
—
—
(157,478)
(5.1)
Other Assets and Liabilities, Net
(0.2)
100.0
Other Financial Instruments
Assets
Futures Contracts
3,093
—
—
—
3,093
0.1
Total Other Financial Instruments
*
$ 3,093
$ —
$ —
$ —
$ 3,093
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
S&P 500 E-Mini Index Futures 538 USD 104,453 12/22 3,093
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å) 3,093
* Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
** Refer to Schedule of Investments for detailed sector breakout.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of
Investments.
For a description of the Levels, see note 2 in the Notes to Financial Statements.
For a disclosure on transfers into and out of Level 3 during the period ended October 31, 2022, see note 2 in the Notes to
Financial Statements.

See accompanying notes which are an integral part of the financial statements.
58 U.S. Strategic Equity Fund
Russell Investment Company
U.S. Strategic Equity Fund
Fair Value of Derivative Instruments — October 31, 2022
Amounts in thousands
Derivatives not accounted for as hedging instruments
Equity
Contracts
Location: Statement of Assets and Liabilities - Assets
Variation margin on futures contracts* $ 3,093
Derivatives not accounted for as hedging instruments
Equity
Contracts
Location: Statement of Operations - Net realized gain (loss)
Futures contracts $ (19,927)
Location: Statement of Operations - Net change in unrealized appreciation (depreciation)
Futures contracts $ 2,803
* Includes cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the
Statement of Assets and Liabilities.
For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

Russell Investment Company
U.S. Strategic Equity Fund
Balance Sheet Offsetting of Financial and Derivative Instruments —
October 31, 2022
See accompanying notes which are an integral part of the financial statements.
U.S. Strategic Equity Fund 59
Amounts in thousands
Offsetting of Financial Assets and Derivative Assets
Description Location: Statement of Assets and Liabilities - Assets
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statement
of Assets
and
Liabilities
Net Amounts
of Assets
Presented in
the Statement
of Assets and
Liabilities
Securities on Loan* Investments, at fair value $ 7,646 $ — $ 7,646
Total Financial and Derivative Assets
7,646 — 7,646
Financial and Derivative Assets not subject to a netting agreement
— — —
Total Financial and Derivative Assets subject to a netting agreement
$ 7,646 $ — $ 7,646
Financial Assets, Derivative Assets, and Collateral Held by Counterparty
Gross Amounts Not Offset
in the Statement of Assets
and Liabilities
Counterparty
Net Amounts
of Assets
Presented in
the Statement
of Assets and
Liabilities
Financial
and
Derivative
Instruments
Collateral
Received^ Net Amount
Bank of America
$ 380 $ — $ 380 $ —
Barclays
3,352 — 3,352 —
Fidelity
2,761 — 2,761 —
National Bank of Canada
287 — 287 —
Wells Fargo
866 — 866 —
Total
$ 7,646 $ — $ 7,646 $ —

Russell Investment Company
U.S. Strategic Equity Fund
Balance Sheet Offsetting of Financial and Derivative Instruments, continued
— October 31, 2022
See accompanying notes which are an integral part of the financial statements.
60 U.S. Strategic Equity Fund
Amounts in thousands
Offsetting of Financial Liabilities and Derivative Liabilities
Description Location: Statement of Assets and Liabilities - Liabilities
Gross
Amounts of
Recognized
Liabilities
Gross
Amounts
Offset in the
Statement
of Assets
and
Liabilities
Net Amounts
of Liabilities
Presented in
the Statement
of Assets and
Liabilities
Short Sales Securities sold short, at fair value $ 157,478 $ — $ 157,478
Total Financial and Derivative Liabilities
157,478 — 157,478
Financial and Derivative Liabilities not subject to a netting agreement
— — —
Total Financial and Derivative Liabilities subject to a netting agreement
$ 157,478 $ — $ 157,478
Financial Liabilities, Derivative Liabilities, and Collateral Pledged by Counterparty
Gross Amounts Not Offset
in the Statement of Assets
and Liabilities
Counterparty
Net Amounts
of Liabilities
Presented in
the Statement
of Assets and
Liabilities
Financial
and
Derivative
Instruments
Collateral
Pledged^ Net Amount
State Street $ 157,478 $ — $ 157,478 $ —
Total
$ 157,478 $ — $ 157,478 $ —
*       Fair value of securities on loan as reported in the footnotes to the Statement of Assets and Liabilities.
^      Collateral received or pledged amounts may not reconcile to those disclosed in the Statement of Assets and Liabilities due to the inclusion of off-Balance
Sheet collateral and adjustments made to exclude overcollateralization.
For further disclosure on derivatives and counterparty risk see note 2 in the Notes to Financial Statements.

Russell Investment Company
U.S. Strategic Equity Fund
See accompanying notes which are an integral part of the financial statements.
U.S. Strategic Equity Fund 61
Statement of Assets and Liabilities — October 31, 2022
Amounts in thousands
Assets
Investments, at identified cost ......................................................................................................................................................
$ 2,790,858
Investments, at fair value(*)(>) ....................................................................................................................................................
3,230,755
Receivables:
Dividends and interest ...................................................................................................................................................... 2,174
Dividends from affiliated funds ....................................................................................................................................... 226
Investments sold ............................................................................................................................................................... 2,439
Fund shares sold ............................................................................................................................................................... 1,849
From broker(a) ................................................................................................................................................................. 1,526
Variation margin on futures contracts .............................................................................................................................. 3,094
Total assets ...............................................................................................................................................................
3,242,063
Liabilities
Payables:
Due to custodian .............................................................................................................................................................. 10
Investments purchased ..................................................................................................................................................... 3,923
Fund shares redeemed ...................................................................................................................................................... 2,546
Accrued fees to affiliates .................................................................................................................................................. 1,748
Other accrued expenses .................................................................................................................................................... 434
Securities sold short, at fair value(‡) ........................................................................................................................................... 157,478
Payable upon return of securities loaned ..................................................................................................................................... 7,792
Total liabilities ...........................................................................................................................................................
173,931
Net Assets ...............................................................................................................................................................
$ 3,068,132

Russell Investment Company
U.S. Strategic Equity Fund
See accompanying notes which are an integral part of the financial statements.
62 U.S. Strategic Equity Fund
Statement of Assets and Liabilities, continued — October 31, 2022
Amounts in thousands
Net Assets Consist of:
Total distributable earnings (losses) .............................................................................................................................................
$ 562,771
Shares of beneficial interest .........................................................................................................................................................
2,301
Additional paid-in capital ............................................................................................................................................................
2,503,060
Net Assets ...............................................................................................................................................................
$ 3,068,132
Net Asset Value
,
offering and redemption price per share:
Net asset value per share: Class A(#) ........................................................................................................................................... $ 13.31
Maximum offering price per share (Net asset value plus sales charge of 5.75%): Class A ..................................................... $ 14.12
Class A
—
Net assets ........................................................................................................................................................... $ 11,143,604
Class A
—
Shares outstanding ($.01 par value) .................................................................................................................. 837,060
Net asset value per share: Class C(#) ........................................................................................................................................... $ 13.11
Class C
—
Net assets ........................................................................................................................................................... $ 5,302,245
Class C
—
Shares outstanding ($.01 par value) .................................................................................................................. 404,428
Net asset value per share: Class M(#) .......................................................................................................................................... $ 13.32
Class M
—
Net assets .......................................................................................................................................................... $ 525,351,063
Class M
—
Shares outstanding ($.01 par value) .................................................................................................................. 39,434,019
Net asset value per share: Class S(#) ........................................................................................................................................... $ 13.34
Class S
—
Net assets ............................................................................................................................................................ $ 2,526,335,145
Class S
—
Shares outstanding ($.01 par value) ................................................................................................................... 189,386,386
Amounts in thousands
(*)     Securities on loan included in investments $ 7,646
(‡)     Proceeds on securities sold short $ 160,851
(>)     Investments in affiliates, U.S. Cash Management Fund and U.S. Cash Collateral Fund $ 109,259
(a)     Receivable from Broker for Futures $ 1,526
(#) Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

Russell Investment Company
U.S. Strategic Equity Fund
See accompanying notes which are an integral part of the financial statements.
U.S. Strategic Equity Fund 63
Statement of Operations — For the Period Ended October 31, 2022
Amounts in thousands
Investment Income
Dividends ......................................................................................................................................................................... $ 50,075
Dividends from affiliated funds ....................................................................................................................................... 970
Interest .............................................................................................................................................................................. 1
Securities lending income (net) ....................................................................................................................................... 47
Total investment income ..............................................................................................................................................................
51,093
Expenses
Advisory fees ................................................................................................................................................................... 26,027
Administrative fees .......................................................................................................................................................... 1,753
Custodian fees .................................................................................................................................................................. 302
Distribution fees - Class A ............................................................................................................................................... 30
Distribution fees - Class C ............................................................................................................................................... 46
Transfer agent fees - Class A ........................................................................................................................................... 24
Transfer agent fees - Class C ........................................................................................................................................... 12
Transfer agent fees - Class M .......................................................................................................................................... 1,213
Transfer agent fees - Class S ............................................................................................................................................ 6,024
Professional fees .............................................................................................................................................................. 442
Registration fees ............................................................................................................................................................... 137
Shareholder servicing fees - Class C ............................................................................................................................... 15
Trustees’ fees .................................................................................................................................................................... 206
Printing fees ..................................................................................................................................................................... 133
Dividends from securities sold short ................................................................................................................................ 231
Interest expense paid on securities sold short .................................................................................................................. 108
Miscellaneous .................................................................................................................................................................. 107
Expenses before reductions .............................................................................................................................................. 36,810
Expense reductions .......................................................................................................................................................... (10,065)
Net expenses ................................................................................................................................................................................
26,745
Net investment income (loss) .......................................................................................................................................................
24,348
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments ...................................................................................................................................................................... 215,534
Investments in affiliated funds ......................................................................................................................................... (19)
Futures contracts .............................................................................................................................................................. (19,927)
Securities sold short ......................................................................................................................................................... 2,871
Foreign currency-related transactions .............................................................................................................................. (6)
Net realized gain (loss) ................................................................................................................................................................
198,453
Net change in unrealized appreciation (depreciation) on:
Investments ..................................................................................................................................................................... (1,017,132)
Investments in affiliated funds ......................................................................................................................................... (4)
Futures contracts .............................................................................................................................................................. 2,803
Securities sold short ......................................................................................................................................................... 3,373
Net change in unrealized appreciation (depreciation) ................................................................................................................. (1,010,960)
Net realized and unrealized gain (loss) ........................................................................................................................................ (812,507)
Net Increase (Decrease) in Net Assets from Operations ....................................................................................
$ (788,159)

Russell Investment Company
U.S. Strategic Equity Fund
See accompanying notes which are an integral part of the financial statements.
64 U.S. Strategic Equity Fund
Statements of Changes in Net Assets
Amounts in thousands
For the Periods Ended October 31,
2022 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss) .............................................................................................................. $ 24,348 $ 15,867
Net realized gain (loss) ....................................................................................................................... 198,453 351,997
Net change in unrealized appreciation (depreciation) ........................................................................ (1,010,960) 793,195
Net increase (decrease) in net assets from operations .............................................................................. (788,159) 1,161,059
Distributions
To shareholders
Class A .......................................................................................................................................... (956) (27)
Class C .......................................................................................................................................... (510) (3)
Class M ......................................................................................................................................... (53,850) (3,162)
Class S .......................................................................................................................................... (268,842) (15,742)
Net decrease in net assets from distributions ............................................................................................ (324,158) (18,934)
Share Transactions*
Net increase (decrease) in net assets from share transactions ................................................................... (109,233) 279,936
Total Net Increase (Decrease) in Net Assets ........................................................................
(1,221,550) 1,422,061
Net Assets
Beginning of period .................................................................................................................................. 4,289,682 2,867,621
End of period .............................................................................................................................................
$ 3,068,132 $ 4,289,682

Russell Investment Company
U.S. Strategic Equity Fund
See accompanying notes which are an integral part of the financial statements.
U.S. Strategic Equity Fund 65
Statements of Changes in Net Assets, continued
* Share transaction amounts (in thousands) for the periods ended October 31, 2022 and October 31, 2021 were as follows:
2022 2021
Shares Dollars Shares Dollars
Class A
Proceeds from shares sold 254 $ 3,743 361 $ 5,849
Proceeds from reinvestment of distributions 59 956 2 27
Payments for shares redeemed (199) (2,881) (238) (3,852)
Net increase (decrease)
114 1,818 125 2,024
Class C
Proceeds from shares sold 17 253 85 1,334
Proceeds from reinvestment of distributions 31 510 —
**
2
Payments for shares redeemed (47) (680) (81) (1,250)
Net increase (decrease)
1 83 4 86
Class M
Proceeds from shares sold 5,198 78,157 21,438 342,224
Proceeds from reinvestment of distributions 3,333 53,846 196 3,161
Payments for shares redeemed (8,439) (126,299) (6,420) (103,936)
Net increase (decrease)
92 5,704 15,214 241,449
Class S
Proceeds from shares sold 19,756 300,003 50,728 815,350
Proceeds from reinvestment of distributions 16,519 267,758 986 15,677
Payments for shares redeemed (45,905) (684,599) (49,929) (794,650)
Net increase (decrease)
(9,630) (116,838) 1,785 36,377
Total increase (decrease)
(9,42 3 ) $ (109,233) 17,128 $ 279,936
**      Less than 500 shares.

Russell Investment Company
U.S. Strategic Equity Fund
Financial Highlights — For the Periods Ended
See accompanying notes which are an integral part of the financial statements.
66 U.S. Strategic Equity Fund
For a Share Outstanding Throughout Each Period.
$
Net Asset Value,
Beginning of
Period
$
Net Investment
Income (Loss)
(a)(d)
$
Net Realized
and Unrealized
Gain (Loss)
$
Total from
Investment
Operations
$
Distributions
from Net
Investment Income
$
Distributions
from Net
Realized Gain
Class A
October 31, 2022 17.88 .06 (3.31) (3.25) (.06) (1.26)
October 31, 2021 12.88 .0 2 5 . 02 5.0 4 (.04) —
October 31, 2020 12.18 .07 1.23 1.30 (.07) (.53)
October 31, 2019 13.46 .10 .93 1.03 (.10) (2.21)
October 31, 2018 14.19 .09 .43 .52 (.11) (1.14)
Class C
October 31, 2022 17.68 (.05) (3.26) (3.31) — (1.26)
October 31, 2021 12.80 (. 1 0) 4.9 9 4.8 9 (.01) —
October 31, 2020 12.12 (.02) 1.23 1.21 —(f) (.53)
October 31, 2019 13.41 .01 .93 .94 (.02) (2.21)
October 31, 2018 14.14 .01 .40 .41 — (1.14)
Class M
October 31, 2022 17.90 .11 (3.31) (3.20) (.12) (1.26)
October 31, 2021 12.88 . 08 5.0 4 5.1 2 (.10) —
October 31, 2020 12.19 .11 1.23 1.34 (.12) (.53)
October 31, 2019 13.48 .13 .94 1.07 (.15) (2.21)
October 31, 2018 14.21 .16 .41 .57 (.16) (1.14)
Class S
October 31, 2022 17.92 .10 (3.32) (3.22) (.10) (1.26)
October 31, 2021 12.90 . 07 5 . 03 5.10 (.08) —
October 31, 2020 12.20 .10 1.23 1.33 (.10) (.53)
October 31, 2019 13.49 .13 .92 1.05 (.13) (2.21)
October 31, 2018 14.21 .15 .42 .57 (.15) (1.14)

See accompanying notes which are an integral part of the financial statements.
U.S. Strategic Equity Fund 67
$
Total
Distributions
$
Net Asset Value,
End of
Period
%
Total
Return
(c)
$
Net Assets,
End of Period
(000)
%
Ratio of Expenses
to Average
Net Assets,
Gross
%
Ratio of Expenses
to Average
Net Assets,
Net
(d)(g)
%
Ratio of Net
Investment Income
to Average
Net Assets
(d)
%
Portfolio
Turnover Rate
(1.32) 13.31 (19.47) 11,144 1.26 1.00 .41 91
(.04) 17.88 39.21 12,928 1.25 .99 .15 38
(.60) 12.88 11.04 7,696 1.25 .99 .61 60
(2.31) 12.18 11.40 7,769 1.37 1.09 .88 130
(1.25) 13.46 3.59 10,011 1.33 1.05 .74 144
(1.26) 13.11 (20.06) 5,302 2.01 1.75 (.34) 91
(.01) 17.68 38.18 7,142 2.00 1.74 (.60) 38
(.53) 12.80 10.27 5,116 2.00 1.74 (.15) 60
(2.23) 12.12 10.53 5,630 2.13 1.85 .11 130
(1.14) 13.41 2.80 6,437 2.07 1.80 .06 144
(1.38) 13.32 (19.20) 525,351 1.01 .65 .76 91
(.10) 17.90 39.83 704,072 .99 .64 .50 38
(.65) 12.88 11.38 310,844 1.00 .64 .94 60
(2.36) 12.19 11.73 226,988 1.10 .72 1.14 130
(1.30) 13.48 3.94 94,519 1.08 .70 1.13 144
(1.36) 13.34 (19.27) 2,526,335 1.01 .75 .66 91
(.08) 17.92 39.62 3,565,540 .99 .74 .40 38
(.63) 12.90 11.34 2,543,965 1.00 .74 .86 60
(2.34) 12.20 11.59 2,514,082 1.12 .84 1.13 130
(1.29) 13.49 3.91 2,621,727 1.08 .80 1.04 144

Russell Investment Company
U.S. Strategic Equity Fund
See accompanying notes which are an integral part of the financial statements.
68 U.S. Strategic Equity Fund
Related Party Transactions, Fees and Expenses
Accrued fees payable to affiliates for the period ended October 31, 2022 were as follows:
Transactions (amounts in thousands) during the period ended October 31, 2022 with Underlying Funds which are, or were, an affiliated company are as follows:
Federal Income Taxes
At October 31, 2022, the cost of investments, net unrealized appreciation (depreciation), and components of distributable earnings for income tax purposes were as follows:
For the fiscal years ended October 31, 2022 and October 31, 2021, respectively, the Fund made the following tax basis distributions:
Net investment income and net realized gains (losses) in the financial statements may differ from taxable net investment income and net realized gains (losses). Capital accounts within the financial statements are adjusted for permanent differences between book and tax accounting.  These differences may be due to foreign currency gains or losses, reclassifications of dividends and /or differences in treatment of income from swaps.  These adjustments have no impact on the net assets.
At October 31, 2022, the Statement of Assets and Liabilities has been adjusted by the following amounts (in thousands):
Advisory fees $ 1,195,263
Administration fees 122,790
Distribution fees 5,535
Shareholder servicing fees 1,084
Transfer agent fees 410,645
Trustee fees 12,398
$ 1,747,715
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Income
Distributions
Capital Gains
Distributions
U.S. Cash Collateral Fund $ 18,058 $ 217,533 $ 227,799 $ — $ — $ 7,792 $ 52 $ —
U.S. Cash Management Fund 107,430 976,038 981,978 (19) (4) 101,467 970 —
$ 125,488 $ 1,193,571 $ 1,209,777 $ (19) $ (4) $ 109,259 $ 1,022 $ —
Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
Undistributed
Ordinary Income
Undistributed
Long-Term
Capital Gains
(Capital Loss
Carryforward)
$ 2,838,950,795 $ 494,771,941 $ (102,967,916) $ 391,804,025 $ — $ 167,593 , 015
October 31, 2022 October 31, 2021
Ordinary Income
Distributions
Long-Term
Capital Gain
Distributions
Return of
Capital
Ordinary Income
Distributions
Long-Term
Capital Gain
Distributions
Return of
Capital
$ 54,328,384 $ 269,830,093 $ — $ 18,933,992 $ — $ —
Total distributable earnings (losses)
$ (35,367)
Additional paid-in capital
35,367

Russell Investment Company
U.S. Small Cap Equity Fund
Portfolio Management Discussion and Analysis — October 31, 2022
(Unaudited)
70 U.S. Small Cap Equity Fund
U.S. Small Cap Equity Fund - Class A
‡
Total
Return
1 Year (18 .70)%
5 Years 4 .94%§
10 Years 9 .46%§
U.S. Small Cap Equity Fund - Class C
Total
Return
1 Year (14 .39)%
5 Years 5 .39%§
10 Years 9 .29%§
U.S. Small Cap Equity Fund - Class M
‡‡
Total
Return
1 Year (13 .38)%
5 Years 6 .61%§
Inception* 10 .48%§
U.S. Small Cap Equity Fund - Class R6
‡‡‡
Total
Return
1 Year (13 .37)%
5 Years 6 .64%§
Inception* 10 .59%§
U.S. Small Cap Equity Fund - Class S
Total
Return
1 Year (13 .46)%
5 Years 6 .50%§
10 Years 10 .41%§
U.S. Small Cap Equity Fund - Class Y
Total
Return
1 Year (13.33)%
5 Years 6.66%§
10 Years 10.60%§
Russell 2000
®
Index
**
Total
Return
1 Year (18.54)%
5 Years 5.56%§
10 Years 9.93%§

Russell Investment Company
U.S. Small Cap Equity Fund
Portfolio Management Discussion and Analysis, continued — October 31,
2022 (Unaudited)
U.S. Small Cap Equity Fund 71
The U.S. Small Cap Equity Fund (the “Fund”) employs a
multi-manager approach whereby portions of the Fund are
allocated to different money manager strategies. Fund assets not allocated to money managers are managed by Russell
Investment Management, LLC (“RIM”), the Fund’s advisor.
RIM may change the allocation of the Fund’s assets among
money managers at any time, including not allocating Fund
assets to one or more money manager strategies. An exemptive order from the Securities and Exchange Commission permits
RIM to engage or terminate a money manager at any time,
subject to approval by the Fund’s Board, without a shareholder vote. Pursuant to the terms of the exemptive order, the Fund is required to notify its shareholders within 90 days of when a money manager begins providing services. As of October 31,
2022, the Fund had nine money managers.
What is the Fund’s investment objective?
The Fund seeks to provide long-term capital growth.
How did the Fund perform relative to its benchmark
for the fiscal year ended October 31, 2022?
For the fiscal year ended October 31, 2022 (the “fiscal year”), the Fund’s Class A, Class C, Class M, Class R6, Class S and
Class Y Shares lost 13.73%, 14.39%, 13.38%, 13.37%, 13.46%
and 13.33%, respectively. This is compared to the Fund’s
benchmark, the Russell 2000
®
Index, which lost 18.54% during
the fiscal year. The Fund’s performance includes operating
expenses, whereas index returns are unmanaged and do not
include expenses of any kind.
For the fiscal year, the Morningstar
®
Small Blend Category,
a group of funds that Morningstar, Inc. considers to have
investment strategies similar to those of the Fund, lost 13.79%.
This result serves as a peer comparison and is expressed net of operating expenses.
RIM may assign a money manager a specific style or
capitalization benchmark other than the Fund’s index (a
“RIM-assigned benchmark”). However, the Fund’s primary
index remains the benchmark for the Fund and is intended to
be representative of the aggregate of each money manager’s
benchmark index.
How did market conditions affect the Fund’s
performance?
A large and protracted rise in inflation created serious challenges for the U.S. economic outlook. In response, the Federal Reserve’s monetary policy pivoted into restrictive territory. It was a largely negative return environment for the equity markets where value and low volatility oriented equities outperformed their growth peers. Energy and utilities were the best performing sectors while communication services and health care lagged.
How did the investment strategies and techniques
employed by the Fund and its money managers affect
its benchmark relative performance?
Over the fiscal year, the Fund maintained exposure to small and micro capitalization stocks trading at discounted valuations as well as companies with higher growth, higher quality, and lower volatility. Within the U.S. small cap market, the preference for lower valuation and lower volatility stocks positively impacted benchmark relative performance.
Sector allocation decisions (specifically, an underweight to communication services and an overweight to energy) positively contributed to performance during the fiscal year.
The Fund employs discretionary and non-discretionary money
managers. The Fund’s discretionary money managers select
the individual portfolio securities for the assets assigned to them. The Fund’s non-discretionary money managers provide
a model portfolio to RIM representing their investment
recommendations, based upon which RIM purchases and sells
securities for the Fund. RIM manages assets not allocated to money manager strategies and the Fund’s cash balances.
Stock selection was the primary contributor to performance
during the fiscal year, including outperforming holdings within the health care, financials, and information technology sectors.
With respect to certain of the Fund’s money managers, DePrince,
Race & Zollo, Inc. outperformed it’s RIM-assigned benchmark
over the fiscal year. A tilt toward lower valuation companies was positive. Stock selection within the information technology and materials sectors was meaningfully rewarded. Additionally, an underweight to the health care sector and an overweight to the energy sector were positive.
Jacobs Levy Equity Management, Inc. (“Jacobs Levy”)
outperformed the Fund’s benchmark over the fiscal year. The
money manager’s stock selection was a meaningful driver of
outperformance, especially within the industrials, health care, and information technology sectors. Jacobs Levy’s dynamic
factor weighting led to a tilt toward companies with lower
valuation which was rewarded. Additionally, sector allocation decisions were beneficial, including an overweight to utilities and an underweight to health care.
During the fiscal year, RIM utilized a positioning strategy to seek to control Fund-level exposures and risks through the
purchase of a stock portfolio. Using the output from quantitative and/or rules-based processes and qualitative analysis, the
strategy seeks to position the portfolio to meet RIM’s overall preferred positioning with respect to Fund exposures along
factor and industry dimensions. The Fund’s active positioning strategy provided exposure to RIM’s strategic equity beliefs associated with value and quality factors. During the fiscal

Russell Investment Company
U.S. Small Cap Equity Fund
Portfolio Management Discussion and Analysis, continued — October 31,
2022 (Unaudited)
72 U.S. Small Cap Equity Fund
year, the strategy underperformed the Fund’s benchmark. A
tilt toward stocks with low valuation contributed positively to performance. However, sector allocation decisions detracted
from performance, including an underweight to energy and an
overweight to real estate.
During the fiscal year, RIM equitized the Fund’s cash using
index futures contracts to provide the Fund with greater market exposure and this strategy performed as intended.
Describe any changes to the Fund’s structure or the
money manager line-up.
During the fiscal year, RIM allocated Fund assets to Calamos
Advisors, LLC’s existing mandate and determined to no longer allocate Fund assets to Ancora Advisors, LLC. Allocations to other manager strategies were adjusted as a result.
The views expressed in this report reflect those of
the portfolio managers only through the end of the
fiscal year covered by the report. These views do not
necessarily represent the views of RIM, or any other
person in RIM or any other affiliated organization.
These views are subject to change at any time based
upon market conditions or other events, and RIM
disclaims any responsibility to update the views
contained herein. These views should not be relied
on as investment advice and, because investment
decisions for a Russell Investment Company (“RIC”)
Fund are based on numerous factors, should not be
relied on as an indication of investment decisions of
any RIC Fund.
Money Managers as of October 31,
2022 Styles
Ancora Advisors, LLC Market Oriented
BAMCO, Inc. Growth
Boston Partners Global Investors, Inc. Value
Calamos Advisors LLC Growth
Copeland Capital Management, LLC Market Oriented
DePrince , Race & Zollo , Inc. Value
Jacobs Levy Equity Management, Inc. Market Oriented
Penn Capital Management Company, LLC Market Oriented
Ranger Investment Management, L.P. Growth
* Assumes initial investment on November 1, 2012.
** Russell 2000
®
Index measures the performance of the small-cap segment of the U.S. equity universe. The Russell 2000
®
Index is a subset of the Russell
3000
®
Index representing approximately 10% of the total market capitalization of that index. It includes approximately 2000 of the smallest securities based on a combination of their market cap and current index membership. The Russell 2000
®
Index is constructed to provide a comprehensive and unbiased small-cap opportunity barometer and is completely reconstituted annually to ensure larger stocks do not distort the performance and characteristics of the true small-cap opportunity set.
‡ The performance shown has been adjusted to reflect the deduction of the maximum Class A sales charge of 5.75%.
‡‡ The Fund’s performance inception date for Class M Shares was March 16, 2017. The returns shown for Class M Shares prior to that date are the returns of the Fund’s Class S Shares. Class M Shares will have substantially similar annual returns as the Class S Shares because the Shares of each Class are invested in the same portfolio of securities. Annual returns for each Class will differ only to the extent that the Class M Shares do not have the same expenses as the
Class S Shares.
‡‡‡ The Fund’s performance inception date for Class R6 Shares was February 29, 2016.  The returns shown for Class R6 Shares prior to that date are the returns of the Fund’s Class Y Shares.  Class R6 Shares will have substantially similar annual returns as the Class Y Shares because the Shares of each Class are invested in the same portfolio of securities.  Annual returns for each Class will differ only to the extent that the Class R6 Shares do not have the same expenses as the Class Y Shares.
§ Annualized.
Performance is historical and assumes reinvestment of all dividends and capital gains.  Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than when purchased.  Past performance is not indicative of future results.  The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Additionally, the returns presented herein may differ from the performance reported in the Financial Highlights as the returns herein are calculated in a manner consistent with standardized performance in accordance with
Securities and Exchange Commission rules, while the performance in the Financial Highlights has been calculated in accordance with U.S. Generally Accepted
Accounting Pr inciple s (“U.S. GAAP”).

Russell Investment Company
U.S. Small Cap Equity Fund
Shareholder Expense Example — October 31, 2022 (Unaudited)
U.S. Small Cap Equity Fund 73
Fund Expenses
The following disclosure provides important information
regarding the Fund’s Shareholder Expense Example
(“Example”).
Example
As a shareholder of the Fund, you incur two types of costs:
(1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs,
including advisory and administrative fees; distribution (12b-1)
and/or service fees and other Fund expenses. The Example is
intended to help you understand your ongoing costs (in dollars)
of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from May 1, 2022 to October 31, 2022 .
Actual Expenses
The information in the table under the heading “Actual
Performance” provides information about actual account
values and actual expenses. You may use the information in
this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During
Period” to estimate the expenses you paid on your account
during this period.
Hypothetical Example for Comparison Purposes
The information in the table under the heading “Hypothetical
Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses
based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the
Fund’s actual return. The hypothetical account values and
expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the
Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant
to highlight your ongoing costs only and do not reflect any
transactional costs. Therefore, the information under the heading
“Hypothetical Performance (5% return before expenses)” is
useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
Class A
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2022 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2022 $ 1,004.40 $ 1,018.40
Expenses Paid During Period* $ 6.82 $ 6.87
* Expenses are equal to the Fund's annualized expense ratio of 1.35%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-
half year period).
Class C
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2022 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2022 $ 1,000.50 $ 1,014.62
Expenses Paid During Period* $ 10.59 $ 10.66
* Expenses are equal to the Fund's annualized expense ratio of 2.10%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-
half year period).
Class M
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2022 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2022 $ 1,006.70 $ 1,020.37
Expenses Paid During Period* $ 4.86 $ 4.89
* Expenses are equal to the Fund's annualized expense ratio of 0.96%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-
half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

Russell Investment Company
U.S. Small Cap Equity Fund
Shareholder Expense Example, continued — October 31, 2022 (Unaudited)
74 U.S. Small Cap Equity Fund
Class R6
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2022 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2022 $ 1,006.60 $ 1,020.52
Expenses Paid During Period* $ 4.70 $ 4.74
* Expenses are equal to the Fund's annualized expense ratio of 0.93%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-
half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class S
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2022 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2022 $ 1,006.30 $ 1,019.86
Expenses Paid During Period* $ 5.36 $ 5.40
* Expenses are equal to the Fund's annualized expense ratio of 1.06%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-
half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class Y
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2022 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2022 $ 1,006.60 $ 1,020.67
Expenses Paid During Period* $ 4.55 $ 4.58
* Expenses are equal to the Fund's annualized expense ratio of 0.90%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-
half year period).

Russell Investment Company
U.S. Small Cap Equity Fund
Schedule of Investments — October 31, 2022
See accompanying notes which are an integral part of the financial statements.
U.S. Small Cap Equity Fund 75
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Common Stocks - 100.0%
Consumer Discretionary - 10.9%
1-800-Flowers.com, Inc. Class A(Æ) 83,595 609
2U, Inc.(Æ) 37,790 234
Abercrombie & Fitch Co. Class A(Æ)(Ð) 28,193 496
Academy Sports & Outdoors, Inc.(Ð) 37,742 1,662
Adtalem Global Education, Inc.(Æ) 3,178 133
AerSale Corp.(Æ) 49,236 1,044
Altice USA, Inc. Class A(Æ) 17,830 118
American Axle & Manufacturing Holdings,
Inc.(Æ)(Ð) 161,454 1,565
American Outdoor Brands, Inc.(Æ) 2,922 26
American Public Education, Inc.(Æ) 67,280 862
America's Car-Mart, Inc.(Æ) 39,561 2,704
Atkore, Inc.(Æ) 4,660 444
Barnes & Noble Education, Inc.(Æ) 119,313 333
Bassett Furniture Industries, Inc.(Ð) 1,535 28
Beazer Homes USA, Inc.(Æ) 90,244 1,021
BJ's Restaurants, Inc.(Æ) 64,504 2,119
Bloomin' Brands, Inc. 43,297 1,040
Bluegreen Vacations Holding Corp. 2,553 44
BlueLinx Holdings, Inc.(Æ) 1,286 91
Boot Barn Holdings, Inc.(Æ) 71,606 4,067
Brunswick Corp. 24,339 1,720
Buckle, Inc. (The) 22,806 897
Cadre Holdings, Inc.(Ñ) 62,559 1,837
Carrols Restaurant Group, Inc.(Æ) 144,089 252
Celestica, Inc.(Æ) 88,141 966
Century Communities, Inc. 16,785 747
Cheesecake Factory, Inc. (The) 18,367 658
Chegg, Inc.(Æ) 107,202 2,312
Chuy's Holdings, Inc.(Æ) 10,870 319
Citi Trends, Inc.(Æ) 2,734 62
Comtech Telecommunications Corp.(Ð) 4,327 48
Container Store Group, Inc. (The)(Æ)(Ð) 11,627 63
Cooper-Standard Holdings, Inc.(Æ) 6,191 59
Cracker Barrel Old Country Store, Inc. 26,873 3,069
Crocs, Inc.(Æ) 8,744 619
Curtiss-Wright Corp. 7,156 1,201
Dana Holding Corp. 177,243 2,829
Dave & Buster's Entertainment, Inc.(Æ) 11,131 444
Designer Brands, Inc. Class A 161,987 2,467
Dillard's, Inc. Class A(Ñ) 6,276 2,063
Domino's Pizza, Inc.(Û) 546 181
Driven Brands, Inc.(Æ) 20,627 660
Enovix Corp.(Æ) 36,128 682
Ethan Allen Interiors, Inc. 30,071 770
Everi Holdings, Inc.(Æ) 33,723 640
First Watch Restaurant Group, Inc.(Æ) 46,800 798
Foot Locker, Inc. 72,723 2,305
Genesco, Inc.(Æ) 16,169 761
G-III Apparel Group, Ltd.(Æ) 42,640 831
GMS, Inc.(Æ)(Ð) 19,627 926
Goodyear Tire & Rubber Co. (The)(Æ) 216,794 2,753
GoPro, Inc. Class A(Æ)(Ð) 66,672 363
Grand Canyon Education, Inc.(Æ)(Ð) 12,357 1,243
Group 1 Automotive, Inc. 4,496 778
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
HealthStream, Inc.(Æ) 6,200 153
Hillenbrand, Inc. 42,960 1,898
International Game Technology PLC(Û) 125,345 2,513
John Wiley & Sons, Inc. Class A 21,020 887
Johnson Outdoors, Inc. Class A 1,660 87
Kohl's Corp. 52,035 1,558
Kura Sushi USA, Inc. Class A(Æ) 45,004 3,557
Landsea Homes Corp.(Æ) 115,803 563
La-Z-Boy, Inc. 14,869 368
Lear Corp.(Û) 18,916 2,624
Levi Strauss & Co. Class A 77,335 1,157
Liberty Latin America, Ltd. Class C(Æ) 58,141 453
Light & Wonder, Inc. Class A(Æ) 22,324 1,253
Lindblad Expeditions Holdings, Inc.(Æ) 17,798 149
Lulu's Fashion Lounge Holdings, Inc.(Æ)
(Ñ) 40,472 253
Marine Products Corp. 104,160 1,042
MarineMax, Inc.(Æ) 10,609 343
MasterCraft Boat Holdings, Inc.(Æ) 4,158 90
Meritage Homes Corp.(Æ) 17,960 1,368
Monro Muffler Brake, Inc. 72,397 3,457
Motorcar Parts of America, Inc.(Æ) 37,992 722
Movado Group, Inc. 34,307 1,135
Newell Rubbermaid, Inc. 99,826 1,379
Nordstrom, Inc. 22,134 450
ODP Corp. (The)(Æ)(Ð) 9,880 391
Ollie's Bargain Outlet Holdings, Inc.(Æ) 7,975 447
Overstock.com, Inc.(Æ) 21,076 490
Perdoceo Education Corp.(Æ)(Ð) 15,659 179
Portillo's, Inc. Class A(Æ) 18,264 392
Poshmark, Inc. Class A(Æ) 145,950 2,607
Potbelly Corp.(Æ) 88,031 438
PowerSchool Holdings, Inc. Class A(Æ) 36,083 722
PVH Corp.(Û) 14,610 750
QuinStreet, Inc.(Æ) 47,165 538
RealReal, Inc. (The)(Æ)(Ñ) 139,817 236
Red Rock Resorts, Inc. Class A 18,243 760
REV Group, Inc. 143,116 1,966
Ruth's Hospitality Group, Inc. 73,960 1,537
Sally Beauty Holdings, Inc.(Æ) 36,378 462
Scholastic Corp. 63,060 2,405
SeaWorld Entertainment, Inc.(Æ)(Ð) 10,080 586
Solo Brands, Inc. Class A(Æ)(Ñ) 196,707 812
Sonic Automotive, Inc. Class A 9,126 427
Sportsman's Warehouse Holdings, Inc.(Æ) 9,528 86
Standard Motor Products, Inc. 18,471 701
Steven Madden, Ltd. 60,532 1,808
Stitch Fix, Inc. Class A(Æ) 93,181 373
Stride, Inc.(Æ) 9,004 302
TEGNA, Inc. 30,003 626
Texas Roadhouse, Inc. Class A 59,358 5,873
Tilly's, Inc. Class A 7,030 62
Toll Brothers, Inc.(Ð)(Û) 16,023 690
Tri Pointe Homes, Inc.(Æ)(Û) 21,009 352
TripAdvisor, Inc.(Æ)(Ð)(Û) 16,400 387
Udemy, Inc.(Æ) 78,376 1,140
Universal Electronics, Inc.(Æ) 42,097 859

Russell Investment Company
U.S. Small Cap Equity Fund
Schedule of Investments, continued — October 31, 2022
See accompanying notes which are an integral part of the financial statements.
76 U.S. Small Cap Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Universal Technical Institute, Inc.(Æ) 12,865 89
Vera Bradley, Inc.(Æ) 1,869 6
Vista Outdoor, Inc.(Æ) 18,927 550
Wingstop, Inc. 3,486 552
Xponential Fitness, Inc. Class A(Æ) 54,275 1,050
YETI Holdings, Inc.(Æ) 33,023 1,059
Zillow Group, Inc. Class A(Æ) 26,824 830
Zumiez, Inc.(Æ) 17,898 401
116,363
Consumer Staples - 4.7%
Alico, Inc. 27,863 853
Andersons, Inc. (The)(Ð) 7,505 265
Boston Beer Co., Inc. Class A(Æ)(Ð) 3,158 1,179
Calavo Growers, Inc. 4,398 152
Celsius Holdings, Inc.(Æ) 49,685 4,525
Chefs' Warehouse Holdings, Inc.(Æ) 15,566 570
Dole PLC(Ñ) 43,192 369
elf Beauty, Inc.(Æ) 262,301 11,347
Energizer Holdings, Inc. - GDR(Æ) 54,824 2,149
Fresh Market, Inc. (The)(Æ)(Š) 19,081 —
Grocery Outlet Holding Corp.(Æ) 140,170 4,846
Hain Celestial Group, Inc. (The)(Æ)(Ð) 31,513 590
Healthcare Services Group, Inc. 212,674 2,969
Helen of Troy, Ltd.(Æ) 4,933 467
Herbalife Nutrition, Ltd.(Æ) 54,047 1,149
Honest Co., Inc. (The)(Æ) 196,244 650
Ingles Markets, Inc. Class A 5,664 534
Ingredion, Inc. 16,260 1,449
J&J Snack Foods Corp. 17,225 2,543
Medifast, Inc. 1,128 132
MGP Ingredients, Inc. 12,593 1,411
Nathan's Famous, Inc. 11,209 731
National Vision Holdings, Inc.(Æ) 19,308 715
Natural Grocers by Vitamin Cottage, Inc. 39,816 458
Nomad Foods, Ltd.(Æ) 24,631 379
Nu Skin Enterprises, Inc. Class A 32,573 1,244
Post Holdings, Inc.(Æ) 2,977 269
Primo Water Corp. 29,681 433
Quanex Building Products Corp. 79,982 1,772
Sovos Brands, Inc.(Æ) 207,262 2,873
Spectrum Brands Holdings, Inc. 3,388 156
Sprouts Farmers Market, Inc.(Æ) 32,291 953
SunOpta, Inc.(Æ) 95,635 1,074
Turning Point Brands, Inc. 3,186 75
United Natural Foods, Inc.(Æ) 19,720 836
USANA Health Sciences, Inc.(Æ)(Û) 2,747 144
50,261
Energy - 3.7%
American Resources Corp.(Æ) 81,363 162
Arch Resources, Inc. 8,384 1,277
Aris Water Solution, Inc. Class A 93,072 1,585
ChampionX Corp. 128,248 3,670
CONSOL Energy, Inc. 1,661 105
CVR Energy, Inc.(Û) 7,272 284
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Delek US Holdings, Inc. 28,554 847
Euro Manganese, Inc.(Æ) 922,000 183
Golar LNG, Ltd.(Æ) 43,772 1,218
Green Brick Partners, Inc.(Æ) 107,363 2,483
Green Plains, Inc.(Æ) 24,088 696
Helmerich & Payne, Inc. 21,389 1,059
Liberty Energy, Inc. Class A(Æ) 34,810 589
Magnolia Oil & Gas Corp.(Æ) 41,309 1,061
Matador Resources Co. 40,733 2,707
Matrix Service Co.(Æ) 94,373 462
Murphy Oil Corp. 15,895 771
National Energy Servicees Reunited Corp.
(Æ) 51,192 387
Natural Gas Services Group, Inc.(Æ) 62,928 724
NexTier Oilfield Solutions, Inc.(Æ) 210,657 2,123
NOV, Inc.(Æ) 101,010 2,262
NOW, Inc.(Æ) 17,025 217
Oil States International, Inc.(Æ) 72,744 471
Par Pacific Holdings, Inc.(Æ) 22,044 504
PBF Energy, Inc. Class A(Ð) 43,375 1,919
ProPetro Holding Corp.(Æ) 18,800 222
REX American Resources Corp.(Æ) 3,792 114
SM Energy Co. 99,795 4,489
Solaris Oilfield Infrastructure, Inc. Class A 232,087 3,161
Talon Metals Corp.(Æ) 1,304,000 507
US Silica Holdings, Inc.(Æ) 12,569 181
W&T Offshore, Inc.(Æ) 20,900 159
Warrior Met Coal, Inc. 62,576 2,324
Weatherford International PLC(Æ) 7,191 300
World Fuel Services Corp. 18,373 468
39,691
Financial Services - 21.7%
Agree Realty Corp.(ö) 45,575 3,131
Alpine Income Property Trust, Inc.(ö) 187,175 3,453
Amalgamated Financial Corp. 1,783 41
American Equity Investment Life Holding
Co. 31,336 1,350
Americold Realty Trust, Inc.(ö) 41,120 997
Ameris Bancorp 38,732 1,995
AMERISAFE, Inc. 16,065 938
Anywhere Real Estate, Inc.(Æ) 54,038 401
Apple Hospitality REIT, Inc.(ö) 150,684 2,580
Argo Group International Holdings, Ltd. 8,362 208
Atlantic Union Bankshares Corp.(Æ) 21,432 740
AXA Equitable Holdings(Û) 6,474 198
Axis Capital Holdings, Ltd. 37,742 2,063
Axos Financial, Inc.(Æ) 8,095 315
Banc of California, Inc. 161,965 2,702
Bancorp, Inc. (The)(Æ) 19,412 535
Bank of Marin Bancorp 31,780 1,147
Bank of NT Butterfield & Son, Ltd. (The) 19,574 676
BankUnited, Inc. 36,531 1,313
Blackstone Mortgage Trust, Inc. Class A(ö) 31,956 798
Blucora, Inc.(Æ) 77,989 1,718
Braemar Hotels & Resorts, Inc.(Ð)(ö) 3,829 19

Russell Investment Company
U.S. Small Cap Equity Fund
Schedule of Investments, continued — October 31, 2022
See accompanying notes which are an integral part of the financial statements.
U.S. Small Cap Equity Fund 77
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Bridge Investment Group Holdings, Inc.
Class A 1,000 16
Brighthouse Financial, Inc.(Æ) 24,711 1,410
Brixmor Property Group, Inc.(ö) 74,761 1,593
Broadstone Net Lease, Inc.(ö) 40,729 698
Business First Bancshares, Inc. 103,863 2,574
Byline Bancorp, Inc. 55,496 1,283
Cadence Bank 189,697 5,245
Cambridge Bancorp 9,789 860
Camden Property Trust(ö)(Û) 8,861 1,024
Capital Bancorp, Inc. 54,661 1,349
Capital City Bank Group, Inc. 42,319 1,499
Capstar Financial Holdings, Inc. 184,513 3,262
Carter Bankshares, Inc.(Æ) 789 14
Cathay General Bancorp 19,750 901
Chatham Lodging Trust(Æ)(ö) 6,747 87
Chemung Financial Corp. 327 14
City Holding Co. 9,074 915
Civista Bancshares, Inc. 84,186 1,995
CNO Financial Group, Inc.(Ð) 23,904 527
Cohen & Steers, Inc. 11,944 719
Columbia Banking System, Inc. 72,724 2,434
Comerica, Inc.(Û) 16,833 1,187
Community Bank System, Inc. 11,581 723
Community Healthcare Trust, Inc.(ö) 55,007 1,903
Compass, Inc. Class A(Æ) 112,402 297
Corporate Office Properties Trust(ö) 19,885 530
Cousins Properties, Inc.(ö) 63,791 1,516
CTO Realty Growth, Inc.(Ð)(ö) 80,401 1,616
Customers Bancorp, Inc.(Æ)(Ð) 7,660 258
DiamondRock Hospitality Co.(Ð)(ö) 127,919 1,195
Diversified Healthcare Trust(Æ) 836,198 1,137
Donegal Group, Inc. Class A 29,908 438
Douglas Elliman, Inc. 70,285 325
Easterly Government Properties, Inc.(ö) 119,531 2,079
Eastern Bankshares, Inc. 40,568 778
eHealth, Inc.(Æ)(Ð) 9,588 26
Emerald Holding, Inc.(Æ) 65,248 218
Employers Holdings, Inc. 861 38
Encore Capital Group, Inc.(Æ)(Ð) 15,056 767
Enova International, Inc.(Æ)(Ð) 8,866 332
Enterprise Financial Services Corp. 22,520 1,204
Equity Commonwealth(ö) 68,599 1,795
Essent Group, Ltd. 51,687 2,046
Essential Properties Realty Trust, Inc.(ö) 14,757 318
European Wax Center, Inc. Class A 2,900 42
Evercore, Inc. Class A 10,690 1,123
Everest Re Group, Ltd.(Û) 2,007 648
eXp World Holdings, Inc.(Ñ) 38,579 510
EZCORP, Inc. Class A(Æ)(Ð) 165,061 1,594
Federated Hermes, Inc. Class B 18,679 649
First BanCorp 80,656 1,274
First Commonwealth Financial Corp. 30,596 439
First Financial Bankshares, Inc. 15,094 581
First Financial Corp. 1,115 54
First Foundation, Inc. 92,246 1,472
First Interstate BancSystem, Inc. Class A 42,095 1,920
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
First Merchants Corp. 36,954 1,659
First Mid Bancshares, Inc. 32,822 1,175
Five Star Bancorp 65,191 1,891
Flagstar Bancorp, Inc. 17,842 690
Flywire Corp.(Æ) 12,744 280
Forrester Research, Inc.(Æ) 391 17
Four Corners Property Trust, Inc.(ö) 11,279 289
Fulton Financial Corp. 45,622 832
GEO Group, Inc. (The)(Æ)(Ñ) 101,775 861
German American Bancorp, Inc. 32,788 1,288
Getty Realty Corp.(ö) 30,860 972
Glacier Bancorp, Inc. 34,571 1,980
Guaranty Bancshares, Inc. 22,252 824
Hamilton Lane, Inc. Class A 21,156 1,266
Hancock Holding Co. 35,630 1,991
Hanmi Financial Corp. 5,514 148
Hannon Armstrong Sustainable
Infrastructure Capital, Inc.(ö) 51,916 1,411
Hanover Insurance Group, Inc. (The) 3,847 564
HarborOne Bancorp, Inc. 83,571 1,273
HCI Group, Inc. 2,528 93
Healthcare Realty Holdings, LP(ö) 9,329 190
Heritage Commerce Corp. 75,537 1,080
Heritage Financial Corp. 47,104 1,587
Hersha Hospitality Trust Class A(ö) 7,031 64
Highwoods Properties, Inc.(ö) 12,173 344
Hilltop Holdings, Inc. 19,923 577
Home Bancorp, Inc. 14,735 630
Home BancShares, Inc. 171,553 4,373
HomeStreet, Inc. 46,355 1,203
HomeTrust Bancshares, Inc. 2,497 60
Horace Mann Educators Corp. 52,545 2,073
Houlihan Lokey, Inc. Class A 18,380 1,642
Independence Realty Trust, Inc.(ö) 43,276 725
Independent Bank Corp.(Ð) 19,810 1,142
Industrial Logistics Properties Trust(ö) 20,350 95
Innovative Industrial Properties, Inc.(ö) 8,561 925
International Bancshares Corp. 14,648 727
International Money Express, Inc.(Æ) 155,299 4,198
Investar Holding Corp. 50,525 1,088
iStar, Inc.(ö) 61,784 647
Jackson Financial, Inc. Class A 28,397 1,089
James River Group Holdings, Ltd. 43,126 1,090
Kennedy-Wilson Holdings, Inc. 50,740 843
Kinsale Capital Group, Inc. 8,270 2,606
Ladder Capital Corp. Class A(ö) 40,249 429
LendingClub Corp.(Æ)(Ð) 20,697 220
LendingTree, Inc.(Æ) 5,443 137
Lexington Realty Trust(ö) 129,788 1,256
Lincoln National Corp.(Û) 716 39
Live Oak Bancshares, Inc. 13,504 438
LiveRamp Holdings, Inc.(Æ) 13,054 240
LPL Financial Holdings, Inc.(Û) 16,059 4,105
LTC Properties, Inc.(ö) 5,859 227
Macerich Co. (The)(ö) 43,231 481
Marcus & Millichap, Inc. 14,374 529
Merchants Bancorp 5,208 125

Russell Investment Company
U.S. Small Cap Equity Fund
Schedule of Investments, continued — October 31, 2022
See accompanying notes which are an integral part of the financial statements.
78 U.S. Small Cap Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Mercury General Corp.(Ð) 12,700 368
Meta Financial Group, Inc. 7,240 304
Metropolitan Bank Holding Corp.(Æ) 33,422 2,206
MFA Financial, Inc.(ö) 41,172 410
Moelis & Co. Class A 32,904 1,397
Mr. Cooper Group, Inc.(Æ) 15,395 608
National Bank Holdings Corp. Class A 91,541 4,011
National Health Investors, Inc.(ö) 10,656 604
Navient Corp. 66,651 1,009
Newmark Group, Inc. Class A 118,929 974
NMI Holdings, Inc. Class A(Æ) 86,407 1,895
Northeast Bank 35,436 1,492
Northrim BanCorp, Inc. 289 14
OceanFirst Financial Corp. 40,898 923
OFG Bancorp 9,140 255
Old National Bancorp 128,592 2,515
Old Second Bancorp, Inc. 111,374 1,782
Origin Bancorp, Inc. 421 17
Outfront Media Capital LLC / Outfront
Media Capital Corp.(ö) 71,240 1,286
Pacific Premier Bancorp, Inc. 23,329 849
Park Hotels & Resorts, Inc.(ö) 45,659 597
Peapack-Gladstone Financial Corp. 4,108 163
Pebblebrook Hotel Trust(ö) 41,192 661
Perella Weinberg Partners 41,901 330
Phillips Edison & Co., Inc.(ö) 9,183 277
Physicians Realty Trust(ö) 52,829 796
Piedmont Office Realty Trust, Inc. Class
A(ö) 18,335 192
Plymouth Industrial REIT, Inc.(ö) 81,185 1,497
Popular, Inc. 32,931 2,329
Potlatch Corp.(ö) 8,443 376
PRA Group, Inc.(Æ) 13,306 446
Premier Financial Corp. 79,198 2,285
ProAssurance Corp. 9,067 201
Provident Financial Services, Inc. 28,767 645
QCR Holdings, Inc. 8,867 450
Radian Group, Inc. 38,771 809
RE/MAX Holdings, Inc. Class A 29,829 580
Redfin Corp.(Æ)(Ð) 23,000 111
Regional Management Corp. 792 27
Reinsurance Group of America, Inc. Class
A(Ð)(Û) 11,664 1,717
RenaissanceRe Holdings, Ltd. 9,152 1,416
Renasant Corp. 18,335 740
Riverview Bancorp, Inc. 92,938 626
RLI Corp. 4,305 560
RLJ Lodging Trust(ö) 93,723 1,141
RMR Group, Inc. (The) Class A 56,654 1,551
Ryan Specialty Group Holdings, Inc. Class
A(Æ)(Û) 23,522 1,055
Ryman Hospitality Properties, Inc.(ö) 18,492 1,644
Sabra Health Care REIT, Inc.(ö) 36,893 504
Safety Insurance Group, Inc. 9,924 863
Sculptor Capital Management, Inc. 62,044 658
Selective Insurance Group, Inc. 10,732 1,053
ServisFirst Bancshares, Inc. 7,162 539
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Sierra Bancorp 186 4
Silvergate Capital Corp. Class A(Æ)(Ð) 7,027 399
Simmons First National Corp. Class A 22,015 525
SITE Centers Corp.(ö) 74,768 926
SLM Corp. 62,655 1,039
SmartFinancial, Inc. 35,433 1,036
SouthState Corp. 15,855 1,434
SP Plus Corp.(Æ) 11,181 414
STAG Industrial, Inc.(ö) 110,758 3,499
Stewart Information Services Corp. 18,828 734
StoneX Group, Inc.(Æ)(Ð) 1,902 177
Summit Hotel Properties, Inc.(ö) 112,063 968
Sunstone Hotel Investors, Inc.(Ð)(ö) 86,340 963
Terreno Realty Corp.(ö) 9,020 515
Texas Capital Bancshares, Inc.(Æ)(Û) 26,083 1,565
Tiptree, Inc. Class A 110,438 1,345
TriCo Bancshares 11,844 686
Triumph Bancorp, Inc.(Æ) 47,161 2,429
UMB Financial Corp. 7,289 607
UMH Properties, Inc.(ö) 119,065 2,088
United Bankshares, Inc. 28,075 1,189
United Community Banks, Inc. 42,489 1,636
Universal Insurance Holdings, Inc. 51,820 520
Unum Group(Ð)(Û) 25,798 1,176
Valley National Bancorp 137,511 1,632
Velocity Financial, Inc.(Æ) 35,792 348
Virtus Investment Partners, Inc. 2,308 396
Walker & Dunlop, Inc. 5,294 476
Washington Trust Bancorp, Inc. 31,807 1,543
Webster Financial Corp. 31,457 1,707
Westamerica BanCorp 23,374 1,466
Western Alliance Bancorp(Ð)(Û) 14,597 980
Westwood Holdings Group, Inc. 101,222 1,024
World Acceptance Corp.(Æ) 1,265 103
WSFS Financial Corp. 14,800 689
Xenia Hotels & Resorts, Inc.(ö) 51,732 884
Zions Bancorp NA(Ð)(Û) 23,578 1,225
231,602
Health Care - 16.8%
2seventy bio, Inc.(Æ) 3,600 57
Acadia Healthcare Co., Inc.(Æ) 7,772 632
Acadia Pharmaceuticals, Inc.(Æ)(Ð) 27,565 442
Accuray, Inc.(Æ) 25,153 51
Adicet Bio, Inc.(Æ) 16,591 274
Agios Pharmaceuticals, Inc.(Æ) 10,986 303
Akebia Therapeutics, Inc.(Æ) 83,607 21
Alignment Healthcare, Inc.(Æ) 18,150 240
Alkermes PLC(Æ) 43,469 987
Allogene Therapeutics, Inc.(Æ) 12,100 125
Allscripts Healthcare Solutions, Inc.(Æ)(Ð) 129,093 1,898
Alpha Teknova, Inc.(Æ) 118,642 545
Alphatec Holdings, Inc.(Æ) 115,887 1,187
Amedisys, Inc.(Æ) 19,331 1,887
AMN Healthcare Services, Inc.(Æ) 6,725 844
Amneal Pharmaceuticals, Inc.(Æ) 251,540 553
Amphastar Pharmaceuticals, Inc.(Æ)(Ð) 35,856 1,108

Russell Investment Company
U.S. Small Cap Equity Fund
Schedule of Investments, continued — October 31, 2022
See accompanying notes which are an integral part of the financial statements.
U.S. Small Cap Equity Fund 79
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
ANI Pharmaceuticals, Inc.(Æ) 49,429 1,907
Anika Therapeutics, Inc.(Æ) 58,505 1,663
Apellis Pharmaceuticals, Inc.(Æ) 28,980 1,753
Apollo Endosurgery, Inc.(Æ) 66,162 426
Arcutis Biotherapeutics, Inc.(Æ) 6,040 107
Argenx SE - ADR(Æ) 14,103 5,471
Arrowhead Pharmaceuticals, Inc.(Æ) 87,167 3,034
Arvinas, Inc.(Æ) 12,793 636
Ascendis Pharma A/S - ADR(Æ) 23,663 2,721
Avid Bioservices, Inc.(Æ) 387,998 6,573
Axonics Modulation Technologies, Inc.(Æ) 28,591 2,091
Beam Therapeutics, Inc.(Æ) 35,380 1,559
Berkeley Lights, Inc.(Æ) 24,358 54
BioCryst Pharmaceuticals, Inc.(Æ)(Ð) 31,440 420
Biohaven, Ltd.(Æ)(Ñ) 10,280 170
BioLife Solutions, Inc.(Æ) 130,275 3,064
Bluebird Bio, Inc.(Æ)(Ð) 8,821 55
Blueprint Medicines Corp.(Æ) 21,659 1,123
BridgeBio Pharma, Inc.(Æ) 72,699 758
C4 Therapeutics, Inc.(Æ) 16,627 160
Cardiovascular Systems, Inc.(Æ) 10,405 150
CareDx, Inc.(Æ) 9,934 198
Certara, Inc.(Æ)(Ð) 26,417 323
Chimerix, Inc.(Æ) 11,200 20
CinCor Pharma, Inc.(Æ) 9,261 312
Codexis, Inc.(Æ) 26,600 149
Coherus Biosciences, Inc.(Æ) 37,092 323
Computer Programs & Systems, Inc.(Æ) 25,376 820
CONMED Corp. 31,250 2,492
Consensus Cloud Solutions, Inc. Class
W(Æ)(Ð) 500 28
Cytokinetics, Inc.(Æ) 110,827 4,839
CytomX Therapeutics, Inc.(Æ)(Ð) 26,742 35
Deciphera Pharmaceuticals, Inc.(Æ) 28,973 470
Denali Therapeutics, Inc.(Æ) 37,288 1,069
DocGo, Inc.(Æ)(Ñ) 25,662 254
Dyne Therapeutics, Inc.(Æ) 3,150 36
Eagle Pharmaceuticals, Inc.(Æ) 1,640 52
Editas Medicine, Inc.(Æ)(Ð) 5,668 71
Emergent BioSolutions, Inc.(Æ)(Ð) 27,876 581
Enanta Pharmaceuticals, Inc.(Æ)(Ð) 9,878 446
Encompass Health Corp.(Æ) 37,477 2,040
Exelixis, Inc.(Æ) 64,836 1,075
FibroGen, Inc.(Æ) 35,908 585
F-Star Therapeutics, Inc.(Æ)(Ñ) 171,649 956
Fulgent Genetics, Inc.(Æ) 18,260 724
GoodRx Holdings, Inc. Class A(Æ)(Ð) 20,100 108
Gritstone Oncology, Inc.(Æ) 27,211 88
Haemonetics Corp.(Æ)(Ð) 677 58
Halozyme Therapeutics, Inc.(Æ) 74,085 3,542
Harmony Biosciences Holdings, Inc.(Æ)(Ð) 30,672 1,595
Health Catalyst, Inc.(Æ) 21,086 186
Homology Medicines, Inc.(Æ)(Ð) 13,513 20
Inari Medical, Inc.(Æ) 11,079 852
InfuSystem Holdings, Inc.(Æ) 252,915 1,930
Inhibrx, Inc.(Æ) 126,558 4,073
Innoviva, Inc.(Æ) 99,562 1,350
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Inogen, Inc.(Æ) 4,937 112
Inspire Medical Systems, Inc.(Æ) 10,872 2,119
Integer Holdings Corp.(Æ) 19,828 1,236
Intellia Therapeutics, Inc.(Æ) 30,288 1,599
Intercept Pharmaceuticals, Inc.(Æ) 14,019 194
Ionis Pharmaceuticals, Inc.(Æ)(Ð) 33,774 1,493
Iovance Biotherapeutics, Inc.(Æ)(Ð) 8,725 81
iRadimed Corp. 108,939 3,165
iRhythm Technologies, Inc.(Æ) 10,827 1,380
iTeos Therapeutics, Inc.(Æ) 8,411 164
Joint Corp. (The)(Æ) 28,843 476
Karyopharm Therapeutics, Inc.(Æ) 36,480 174
Keros Therapeutics, Inc.(Æ) 12,377 623
Kezar Life Sciences, Inc.(Æ) 57,644 433
Kiniksa Pharmaceuticals, Ltd. Class A(Æ) 6,650 76
Kura Oncology, Inc.(Æ) 47,817 742
Kymera Therapeutics, Inc.(Æ) 11,832 359
Landec Corp.(Æ) 125,770 1,251
Lantheus Holdings, Inc.(Æ) 19,907 1,473
Legend Biotech Corp. - ADR(Æ) 23,157 1,154
LeMaitre Vascular, Inc. 155,260 6,738
LHC Group, Inc.(Æ) 20,150 3,367
LifeStance Health Group, Inc.(Æ)(Ñ) 139,244 1,051
LivaNova PLC(Æ) 11,523 543
MEDNAX, Inc.(Æ) 20,471 397
Medpace Holdings, Inc.(Æ) 29,552 6,560
MeiraGTx Holdings PLC(Æ) 28,388 206
Mirati Therapeutics, Inc.(Æ) 9,240 622
Mirum Pharmaceuticals, Inc.(Æ) 4,945 112
NanoString Technologies, Inc.(Æ)(Ð) 9,550 100
Natera, Inc.(Æ) 28,265 1,327
National HealthCare Corp. 10,581 645
Nektar Therapeutics(Æ)(Ð) 17,260 65
Neogen Corp.(Æ) 48,485 640
Neurocrine Biosciences, Inc.(Æ) 16,665 1,918
Nevro Corp.(Æ)(Ð) 16,882 647
NextGen Healthcare, Inc.(Æ)(Ð) 12,570 252
NGM Biopharmaceuticals, Inc.(Æ) 11,191 60
Nurix Therapeutics, Inc.(Æ) 8,750 111
Ocular Therapeutix, Inc.(Æ) 14,843 54
Olema Pharmaceuticals, Inc.(Æ) 9,782 37
Omnicell, Inc.(Æ) 36,240 2,802
OraSure Technologies, Inc.(Æ)(Ð) 28,948 126
Organon & Co.(Ð) 36,650 959
Orthofix Medical, Inc.(Æ) 6,436 103
Oscar Health, Inc. Class A(Æ) 22,532 84
Ovid Therapeutics, Inc.(Æ) 119,346 195
Owens & Minor, Inc. 46,942 798
Pacira BioSciences, Inc.(Æ) 30,526 1,580
Paragon 28, Inc.(Æ) 74,426 1,486
Pennpant Group, Inc. (The)(Æ) 55,087 678
Perrigo Co. PLC 65,819 2,651
Personalis, Inc.(Æ)(Ð) 5,178 14
PetIQ, Inc.(Æ) 46,617 383
Phibro Animal Health Corp. Class A 62,949 925
Pliant Therapeutics, Inc.(Æ) 29,197 726
Prestige Brands Holdings, Inc.(Æ) 15,493 844

Russell Investment Company
U.S. Small Cap Equity Fund
Schedule of Investments, continued — October 31, 2022
See accompanying notes which are an integral part of the financial statements.
80 U.S. Small Cap Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Privia Health Group, Inc.(Æ)(Ð) 61,603 2,062
PROCEPT BioRobotics Corp.(Æ) 1,140 52
Progenics Pharmaceuticals, Inc.(Æ)(Š) 15,095 —
Prometheus Biosciences, Inc.(Æ) 30,841 1,620
Protagonist Therapeutics, Inc.(Æ) 45,153 366
PTC Therapeutics, Inc.(Æ)(Ð) 81,409 3,079
Pulmonx Corp.(Æ) 24,867 332
Quipt Home Medical Corp.(Æ) 194,737 841
Radius Health, Inc.(Æ)(Š) 85,858 7
Reata Pharmaceuticals, Inc. Class A(Æ)(Ð) 2,399 77
Recursion Pharmaceuticals, Inc. Class A(Æ) 34,631 365
Repligen Corp.(Æ) 20,283 3,701
Revance Therapeutics, Inc.(Æ) 53,615 1,196
Rigel Pharmaceuticals, Inc.(Æ) 54,300 40
Rocket Pharmaceuticals, Inc.(Æ) 103,585 1,933
RxSight, Inc.(Æ)(Ñ) 22,691 282
Sarepta Therapeutics, Inc.(Æ) 7,626 870
Schrodinger, Inc.(Æ) 75,146 1,801
Science 37 Holdings Inc(Æ)(Ñ) 193,071 280
SeaSpine Holdings Corp.(Æ) 69,580 447
Select Medical Holdings Corp. 36,635 941
Selecta Biosciences, Inc.(Æ) 23,742 38
Semler Scientific, Inc.(Æ) 1,967 83
Sensus Healthcare, Inc.(Æ) 38,781 546
Sharecare, Inc.(Æ)(Ñ) 134,968 259
ShockWave Medical, Inc.(Æ) 14,265 4,182
Silverback Therapeutics, Inc.(Æ) 2,199 14
Societal CDMO, Inc.(Æ) 130,610 238
SpringWorks Therapeutics, Inc.(Æ) 30,485 732
STAAR Surgical Co.(Æ) 27,123 1,922
Surmodics, Inc.(Æ) 1,329 45
Sutro Biopharma, Inc.(Æ) 9,178 67
Syndax Pharmaceuticals, Inc.(Æ) 10,985 252
Tabula Rasa HealthCare, Inc.(Æ) 3,122 12
Tactile Systems Technology, Inc.(Æ) 1,985 15
Talkspace, Inc.(Æ) 131,695 95
Tela Bio, Inc.(Æ)(Ñ) 17,861 159
Tenet Healthcare Corp.(Æ) 6,700 297
TG Therapeutics, Inc.(Æ) 11,770 68
Theravance Biopharma, Inc.(Æ) 18,021 180
TransMedics Group, Inc.(Æ) 30,649 1,478
Travere Therapeutics, Inc.(Æ) 9,516 206
Treace Medical Concepts, Inc.(Æ) 106,697 2,612
Tricida, Inc.(Æ)(Ð) 10,003 3
Twist Bioscience Corp.(Æ) 15,616 513
Ultragenyx Pharmaceutical, Inc.(Æ)(Ð) 13,625 551
United Therapeutics Corp.(Æ)(Û) 6,829 1,574
Utah Medical Products, Inc. 28,750 2,575
Vanda Pharmaceuticals, Inc.(Æ)(Ð) 12,816 134
Ventyx Biosciences, Inc.(Æ) 12,641 409
Viridian Therapeutics, Inc.(Æ) 15,738 313
Vivos Therapeutics, Inc.(Æ) 177,906 128
Xencor, Inc.(Æ) 51,280 1,436
Xenon Pharmaceuticals, Inc.(Æ) 36,918 1,350
Zai Lab, Ltd. - ADR(Æ) 23,480 523
Zentalis Pharmaceuticals, Inc.(Æ) 29,685 745
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Zinvie, Inc.(Æ) 5,450 48
178,953
Materials and Processing - 6.8%
Advanced Drainage Systems, Inc. 6,103 707
AdvanSix, Inc. 5,610 204
Allegheny Technologies, Inc.(Æ) 21,293 634
Alpha Metallurgical Resources, Inc.(Æ) 802 135
American Vanguard Corp. 8,350 194
Apogee Enterprises, Inc. 7,159 328
AZEK Co., Inc. (The)(Æ) 89,312 1,564
Beacon Roofing Supply, Inc.(Æ) 17,623 993
Belden, Inc.(Ð) 7,889 549
Boise Cascade Co.(Ð) 23,093 1,542
BrightView Holdings, Inc.(Æ) 65,588 585
Cabot Corp. 3,427 252
Caesarstone, Ltd. 57,200 508
Capstone Copper Corp.(Æ) 187,125 434
Carpenter Technology Corp. 67,968 2,542
Chemours Co. (The)(Ð) 30,942 886
Clearwater Paper Corp.(Æ) 3,568 159
Commercial Metals Co. 42,753 1,945
Compass Minerals International, Inc.(Û) 11,722 464
Constellium SE(Æ) 30,298 334
Critical Elements Lithium Corp.(Æ) 302,043 432
Ecovyst, Inc.(Æ)(Û) 18,829 187
European Metals Holdings, Ltd.(Æ) 481,932 254
Glatfelter Corp. 4,660 13
Hecla Mining Co. 176,998 809
Horizonte Minerals PLC(Æ)(Ñ) 311,910 311
Huntsman Corp.(Û) 35,668 955
IAA, Inc.(Æ)(Ð)(Û) 24,297 922
Insteel Industries, Inc. 49,377 1,301
ITT, Inc. 20,330 1,553
JELD-WEN Holding, Inc.(Æ)(Ð) 23,900 254
Kaiser Aluminum Corp. 66,117 5,342
Koppers Holdings, Inc. 1,091 27
Livent Corp.(Æ) 17,388 549
Louisiana-Pacific Corp.(Ð) 20,539 1,164
Masonite International Corp.(Æ) 5,961 426
Matthews International Corp. Class A 34,799 935
MDU Resources Group, Inc. 72,275 2,058
Mercer International, Inc.(Ð) 5,669 76
Mosaic Co. (The) 7,270 391
MP Materials Corp.(Æ)(Ð) 3,982 120
MRC Global, Inc.(Æ) 47,254 474
Mueller Industries, Inc. 20,532 1,286
Northwest Pipe Co.(Æ) 32,731 1,113
Nouveau Monde Graphite, Inc.(Æ) 44,452 210
O-I Glass, Inc. Class I(Æ) 93,887 1,531
Oil-Dri Corp. of America(Ñ) 39,601 1,169
Omega Flex, Inc. 13,080 1,235
Orion Engineered Carbons SA 9,306 149
Piedmont Lithium, Inc.(Æ)(Ñ) 6,577 409
Quaker Chemical Corp. 12,637 2,055
Resolute Forest Products, Inc.(Æ) 38,529 802
Rogers Corp.(Æ) 3,647 858

Russell Investment Company
U.S. Small Cap Equity Fund
Schedule of Investments, continued — October 31, 2022
See accompanying notes which are an integral part of the financial statements.
U.S. Small Cap Equity Fund 81
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Royal Gold, Inc. 10,379 986
Schnitzer Steel Industries, Inc. Class A(Ð) 23,912 645
Schweitzer-Mauduit International, Inc. 189,495 4,499
Silgan Holdings, Inc. 7,640 362
Simpson Manufacturing Co., Inc. 7,078 605
SiteOne Landscape Supply, Inc.(Æ) 13,942 1,615
SmartRent, Inc.(Æ)(Ñ) 44,996 124
Sonoco Products Co. 26,518 1,646
SPX Technologies, Inc.(Æ) 11,758 774
Stelco Holdings, Inc. 18,171 458
Summit Materials, Inc. Class A(Æ) 14,461 381
Sylvamo Corp.(Û) 7,678 370
Tecnoglass, Inc.(Ñ) 74,105 1,521
TimkenSteel Corp.(Æ) 70,012 1,221
Trinseo PLC 12,498 235
Triton International, Ltd. 16,915 1,027
Tronox Holdings PLC Class A 191,017 2,292
UFP Technologies, Inc.(Æ) 39,454 3,703
Unifi, Inc.(Æ) 39,414 359
Univar Solutions, Inc. - ADR(Æ) 68,551 1,747
Universal Stainless & Alloy Products, Inc.
(Æ) 58,359 429
Valvoline, Inc. 60,733 1,783
Venator Materials PLC(Æ) 287,452 264
Veritiv Corp. 9,717 1,130
Worthington Industries, Inc. 14,714 700
73,205
Producer Durables - 17.8%
Aaron's Co., Inc. (The) 5,354 56
ABM Industries, Inc. 19,719 878
Adient PLC(Æ) 41,021 1,435
ADT, Inc.(Ñ) 109,098 923
Aerojet Rocketdyne Holdings, Inc.(Æ) 18,921 917
AGCO Corp. 10,630 1,320
Air Transport Services Group, Inc.(Æ) 13,491 394
Alarm.com Holdings, Inc.(Æ) 8,793 517
Albany International Corp. Class A 5,695 522
Allied Motion Technologies, Inc. 67,540 2,284
Allison Transmission Holdings, Inc. Class A 10,984 464
Altra Industrial Motion Corp. 85,358 5,133
Applied Industrial Technologies, Inc. 15,140 1,883
ArcBest Corp. 17,206 1,367
Ardmore Shipping Corp.(Æ) 113,028 1,529
Argan, Inc. 56,456 1,957
ASGN, Inc.(Æ) 9,456 802
Astec Industries, Inc. 10,614 463
Astronics Corp.(Æ) 5,241 48
Atlas Air Worldwide Holdings, Inc.(Æ) 7,354 744
Axon Enterprise, Inc.(Æ) 10,238 1,489
Barnes Group, Inc. 66,908 2,367
Barrett Business Services, Inc. 7,634 666
Bloom Energy Corp. Class A(Æ) 57,807 1,082
Bowman Consulting Group, Ltd.(Æ) 26,764 413
Brady Corp. Class A 11,600 531
Brookfield Infrastructure Corp. Class A 13,413 578
BWX Technologies, Inc. Class W(Æ) 18,535 1,056
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Cactus, Inc. Class A 17,588 910
Carlisle Cos., Inc. 1,647 393
Casella Waste Systems, Inc. Class A(Æ) 15,615 1,277
CBIZ, Inc.(Æ) 18,353 911
Chart Industries, Inc.(Æ) 16,281 3,629
Cimpress PLC(Æ) 3,247 76
CompoSecure, Inc.(Æ)(Ñ) 31,855 170
CoreCivic, Inc.(Æ) 5,434 57
Covenant Logistics Group, Inc. Class A 13,790 522
Daseke, Inc.(Æ) 6,812 41
Deluxe Corp. 148,007 2,720
DHT Holdings, Inc. 248,567 2,215
Donaldson Co., Inc. 28,214 1,621
Dycom Industries, Inc.(Æ) 21,168 2,502
Eagle Bulk Shipping, Inc. 30,381 1,470
Element Solutions, Inc.(Æ) 121,031 2,082
Embark Technology, Inc.(Æ) 1,625 10
EMCOR Group, Inc. 7,595 1,072
Encore Wire Corp. 5,923 815
EnerSys 53,819 3,568
Ennis, Inc. 24,392 550
EnPro Industries, Inc. 10,868 1,157
Evo Payments, Inc. Class A(Æ) 143,996 4,851
ExlService Holdings, Inc.(Æ) 13,152 2,392
Exponent, Inc. 6,794 647
FARO Technologies, Inc.(Æ) 3,070 90
Ferroglobe Representation and Warranty
Insurance Trust(Æ)(Š) 98,500 —
Flowserve Corp. 120,558 3,458
Fluor Corp.(Æ)(Ð) 62,640 1,895
Franklin Covey Co.(Æ) 1,617 82
Franklin Electric Co., Inc. 10,335 847
Frontdoor, Inc.(Æ) 28,312 625
Great Lakes Dredge & Dock Corp.(Æ) 4,050 31
Green Dot Corp. Class A(Æ) 18,450 351
GXO Logistics, Inc.(Æ)(Ð) 26,655 974
Hackett Group, Inc. (The) 1,310 29
HealthEquity, Inc.(Æ)(Ð)(Û) 23,616 1,840
Heidrick & Struggles International, Inc. 4,057 114
Heritage-Crystal Clean, Inc.(Æ) 6,247 172
Hertz Global Holdings, Inc. Class W(Æ) 4,962 584
Hillman Solutions Corp.(Æ) 35,045 274
HNI Corp. 13,820 401
Hub Group, Inc. Class A(Æ) 7,865 610
Huron Consulting Group, Inc.(Æ) 6,277 462
Hyster-Yale Materials Handling, Inc. 10,160 296
I3 Verticals, Inc. Class A(Æ) 219,531 4,777
ICF International, Inc. 11,454 1,370
indie Semiconductor, Inc. Class A(Æ) 125,792 984
Insperity, Inc.(Û) 6,856 809
Itron, Inc.(Æ) 9,832 481
Kaman Corp. Class A 78,635 2,524
Kennametal, Inc. 66,899 1,787
Kforce, Inc.(Ð) 3,790 240
Kimball International, Inc. Class B 291,162 2,152
Kirby Corp.(Æ) 23,817 1,661

Russell Investment Company
U.S. Small Cap Equity Fund
Schedule of Investments, continued — October 31, 2022
See accompanying notes which are an integral part of the financial statements.
82 U.S. Small Cap Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Knight-Swift Transportation Holdings, Inc.
(Æ) 23,397 1,124
Korn & Ferry International 13,789 766
Kratos Defense & Security Solutions, Inc.
(Æ) 50,862 564
Lamb Weston Holdings, Inc.(Û) 17,548 1,513
Landstar System, Inc.(Û) 7,947 1,241
Latham Group, Inc.(Æ) 147,708 653
Luxfer Holdings PLC - ADR 160,925 2,329
Manitowoc Co., Inc. (The)(Æ) 96,199 877
ManpowerGroup, Inc.(Ð)(Û) 13,860 1,086
Marten Transport, Ltd. 20,560 386
Matson, Inc. 12,329 907
Mercury Systems, Inc.(Æ) 52,784 2,555
Mesa Laboratories, Inc. 32,030 4,235
Methode Electronics, Inc. 79,941 3,296
MillerKnoll, Inc. 146,951 3,112
Mirion Technologies, Inc.(Æ)(Ñ) 67,382 544
Mistras Group, Inc.(Æ) 33,423 154
Mitek Systems, Inc.(Æ) 262,009 2,963
Murphy USA, Inc.(Û) 12,408 3,902
MYR Group, Inc.(Æ)(Ð) 3,711 325
Neo Performance Materials, Inc. 45,297 354
Nikola Corp.(Æ)(Ñ) 107,934 409
NV5 Global, Inc.(Æ) 5,260 762
Orion Group Holdings, Inc.(Æ) 219,138 500
Oshkosh Corp.(Ð) 13,314 1,172
PAM Transportation Services, Inc.(Æ) 625 17
Park-Ohio Holdings Corp.(Ð) 101 1
Paya Holdings, Inc. Class A(Æ) 271,332 2,181
Pitney Bowes, Inc. 28,068 87
Powell Industries, Inc. 2,268 56
Primoris Services Corp. 109,103 2,203
PROG Holdings, Inc.(Æ) 27,087 447
Quotient Technology, Inc.(Æ) 24,791 61
Radiant Logistics, Inc.(Æ) 242,471 1,472
Repay Holdings Corp.(Æ) 361,154 2,199
Resources Connection, Inc. 96,361 1,760
Rush Enterprises, Inc. Class A 17,925 894
Saia, Inc.(Æ) 20,273 4,031
Schneider National, Inc. Class B(Ð)(Û) 13,660 304
Scorpio Tankers, Inc. 43,360 2,079
Sight Sciences, Inc.(Æ) 80,017 626
Skyline Champion Corp.(Æ)(Û) 43,563 2,536
Smith & Wesson Brands, Inc.(Æ) 77,921 880
Southwest Gas Holdings, Inc. 22,945 1,677
Spirit AeroSystems Holdings, Inc. Class A 16,559 383
Spirit Airlines, Inc. 72,843 1,603
Star Bulk Carriers Corp.(Ñ) 14,708 256
Steelcase, Inc. Class A 12,223 95
Stoneridge, Inc.(Æ) 111,826 2,334
Sun Country Airlines Holdings, Inc.(Æ) 30,202 492
Teekay Tankers, Ltd. Class A(Æ) 53,655 1,690
Tennant Co. 46,015 2,680
Terex Corp. 19,107 775
Textron, Inc. 9,430 645
Thermon Group Holdings, Inc.(Æ) 28,741 510
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Titan International, Inc.(Æ)(Ð) 15,163 227
Titan Machinery, Inc.(Æ) 4,259 146
TopBuild Corp.(Æ) 8,784 1,494
Travel + Leisure Co.(Æ)(Ð)(Û) 22,433 852
TreeHouse Foods, Inc.(Æ) 31,250 1,570
TriNet Group, Inc.(Æ)(Û) 16,889 1,097
Trinity Industries, Inc.(Ð) 13,250 378
TrueBlue, Inc.(Æ) 25,186 495
Tutor Perini Corp.(Æ) 194,067 1,440
UFP Industries, Inc.(Æ) 13,225 942
Universal Truckload Services, Inc. 9,821 314
Vectrus, Inc.(Æ) 15,499 635
Vertiv Group Corp. 80,571 1,153
Vicor Corp.(Æ) 5,123 245
Wabash National Corp. 48,496 1,050
Watts Water Technologies, Inc. Class A 4,181 612
Werner Enterprises, Inc. 13,525 530
Wheels Up Experience, Inc.(Æ) 59,066 105
WillScot Mobile Mini Holdings Corp.(Æ) 5,756 245
WNS Holdings, Ltd. - ADR(Æ) 74,449 6,409
Xerox Holdings Corp.(Ð) 69,606 1,018
Xometry, Inc. Class A(Æ)(Ñ) 13,012 781
XPO Logistics, Inc.(Æ) 4,144 214
190,051
Technology - 12.5%
8x8, Inc.(Æ)(Ð) 56,805 240
A10 Networks, Inc. 50,592 850
Adeia, Inc.(Æ) 36,391 407
Adtran Holdings, Inc. 39,168 880
Agilysys, Inc.(Æ) 15,100 969
Akamai Technologies, Inc.(Æ)(Ñ) 63,749 1,010
Ambarella, Inc.(Æ) 18,558 1,016
American Software, Inc. Class A 310,479 5,318
Amkor Technology, Inc. 17,802 370
Amplitude, Inc. Class A(Æ)(Ñ) 78,863 1,325
Appfolio, Inc. Class A(Æ) 13,842 1,735
Arlo Technologies, Inc.(Æ)(Ð) 36,993 190
Arrow Electronics, Inc.(Æ) 8,926 904
Asana, Inc. Class A(Æ)(Ñ) 35,031 722
Asure Software, Inc.(Æ) 85,426 564
Augmedix, Inc.(Æ) 151,340 224
Aviat Networks, Inc.(Æ) 800 26
Avid Technology, Inc.(Æ) 11,580 318
AvidXchange Holdings, Inc.(Æ) 62,303 567
Avnet, Inc. 18,900 760
Axcelis Technologies, Inc.(Æ) 13,788 800
Bandwidth, Inc. Class A(Æ)(Ð) 10,190 121
Bel Fuse, Inc. Class B 36,073 1,169
Benchmark Electronics, Inc. 13,342 379
Benefitfocus, Inc.(Æ) 3,440 24
Blackline, Inc.(Æ) 8,286 464
Box, Inc. Class A(Æ) 42,422 1,232
Braze, Inc. Class A(Æ) 2,099 62
Brightcove, Inc.(Æ) 3,547 24
CalAmp Corp.(Æ) 12,025 46
Calix, Inc.(Æ) 47,706 3,513

Russell Investment Company
U.S. Small Cap Equity Fund
Schedule of Investments, continued — October 31, 2022
See accompanying notes which are an integral part of the financial statements.
U.S. Small Cap Equity Fund 83
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Cerence, Inc.(Æ) 10,678 184
ChannelAdvisor Corp.(Æ) 19,709 454
CI&T, Inc. Class A(Æ) 228,886 1,877
Ciena Corp.(Æ) 1,147 55
Cirrus Logic, Inc.(Æ)(Ð) 16,147 1,084
Clearfield, Inc.(Æ) 18,416 2,237
Cohu, Inc.(Æ) 32,736 1,078
CommScope Holding Co., Inc.(Æ)(Ð) 66,262 877
CommVault Systems, Inc.(Æ)(Ð) 7,275 443
comScore, Inc.(Æ) 5,013 6
Conduent, Inc.(Æ) 124,989 515
CSG Systems International, Inc. 5,918 383
CyberArk Software, Ltd.(Æ) 3,159 496
Dell Technologies, Inc. Class C 2,240 86
Diebold Nixdorf, Inc.(Æ)(Ð) 6,664 17
Digi International, Inc.(Æ) 18,540 748
DigitalBridge Group, Inc. 69,604 891
DigitalOcean Holdings, Inc.(Æ)(Ð) 11,997 431
Diodes, Inc.(Æ) 14,765 1,058
DocuSign, Inc.(Æ) 1,805 87
Domo, Inc. Class B(Æ) 5,204 92
Donnelley Financial Solutions, Inc.(Æ) 17,252 697
DoubleVerify Holdings, Inc.(Æ) 80,867 2,364
Dropbox, Inc. Class A(Æ)(Û) 57,641 1,254
Duck Creek Technologies, Inc.(Æ) 25,000 298
Dynatrace, Inc.(Æ)(Ð) 4,759 168
DZS, Inc.(Æ) 2,400 38
EMCORE Corp.(Æ) 1,806 3
Endava PLC - ADR(Æ) 32,604 2,486
Everbridge, Inc.(Æ)(Ð) 17,283 541
EverCommerce, Inc.(Æ) 2,000 17
Evolent Health, Inc. Class A(Æ) 70,966 2,257
Expensify, Inc. Class A(Æ) 68,451 896
Extreme Networks, Inc.(Æ) 74,232 1,332
Genasys, Inc.(Æ) 295,309 842
GoDaddy, Inc. Class A(Æ)(Û) 5,580 449
Harmonic, Inc.(Æ)(Ð) 174,043 2,689
HashiCorp, Inc. Class A(Æ) 2,503 77
IDT Corp. Class B(Æ) 27,377 713
Immersion Corp. 46,816 250
Impinj, Inc.(Æ)(Ð) 3,950 453
Infinera Corp.(Æ)(Ð) 83,577 469
Informatica, Inc. Class A(Æ) 13,280 257
Inseego Corp.(Æ)(Ñ) 302,024 683
iRobot Corp.(Æ)(Ñ) 20,990 1,186
Jamf Holding Corp.(Æ) 9,271 219
JFrog, Ltd.(Æ) 27,312 694
Kaltura, Inc.(Æ)(Ñ) 282,131 528
KBR, Inc. 33,256 1,655
Kimball Electronics, Inc.(Æ) 1,281 26
Kulicke & Soffa Industries, Inc. 82,001 3,439
Kyndryl Holdings, Inc.(Æ) 63,784 617
Lantronix, Inc.(Æ) 34,625 175
LivePerson, Inc.(Æ)(Ð) 23,035 243
Lyft, Inc. Class A(Æ)(Ð) 51,720 757
Marqeta, Inc. Class A(Æ) 92,238 727
Maxar Technologies, Inc. 68,700 1,535
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
MaxLinear, Inc. Class A(Æ) 16,648 514
Model N, Inc.(Æ) 112,996 4,294
Momentive Global, Inc.(Æ) 201,242 1,562
NAPCO Security Technologies, Inc.(Æ) 182,576 5,189
nCino, Inc.(Æ) 15,556 490
NETGEAR, Inc.(Æ) 13,538 266
NetScout Systems, Inc.(Æ) 37,596 1,350
New Relic, Inc.(Æ) 13,387 793
nLight, Inc.(Æ)(Ð) 190,065 2,047
Nutanix, Inc. Class A(Æ) 37,925 1,039
ON24, Inc.(Æ) 159,088 1,295
One Stop Systems, Inc.(Æ) 114,394 368
OneSpan, Inc.(Æ) 50,523 555
Ooma, Inc.(Æ) 84,011 1,363
Outbrain, Inc.(Æ) 2,339 10
Parsons Corp.(Æ) 2,460 115
PDF Solutions, Inc.(Æ) 117,500 2,771
Pegasystems, Inc. 45,641 1,698
PlayAGS, Inc.(Æ) 9,283 62
Playtika Holding Corp.(Æ)(Û) 28,882 273
Power Integrations, Inc. 9,442 630
Pure Storage, Inc. Class A(Æ) 42,717 1,318
Qualys, Inc.(Æ) 32,947 4,697
Quantum Corp.(Æ) 8,607 12
Radcom, Ltd.(Æ) 57,072 594
Rambus, Inc.(Æ) 92,156 2,779
Ribbon Communications, Inc.(Æ) 29,512 78
Rimini Street, Inc.(Æ) 9,814 55
RingCentral, Inc. Class A(Æ) 2,047 73
Sanmina Corp.(Æ) 16,726 937
ScanSource, Inc.(Æ) 3,749 116
SecureWorks Corp. Class A(Æ) 2,355 19
Semtech Corp.(Æ) 17,340 480
ShotSpotter, Inc.(Æ) 26,437 1,005
Shutterstock, Inc. 8,693 435
Silicon Laboratories, Inc.(Æ) 20,079 2,307
Simulations Plus, Inc. 143,349 5,949
SMART Global Holdings, Inc.(Æ)(Ð) 70,010 947
Smartsheet, Inc. Class A(Æ) 25,353 885
Sonos, Inc.(Æ)(Ð)(Û) 35,544 573
Sprout Social, Inc. Class A(Æ) 19,241 1,161
SPS Commerce, Inc.(Æ) 4,614 584
Sumo Logic, Inc.(Æ) 6,300 49
Super Micro Computer, Inc.(Æ) 15,605 1,086
Synaptics, Inc.(Æ) 4,633 410
Telos Corp.(Æ)(Ð) 13,816 146
Tenable Holdings, Inc.(Æ) 24,257 986
TrueCar, Inc.(Æ) 36,128 65
Unisys Corp.(Æ) 13,034 111
Upland Software, Inc.(Æ) 10,810 87
Varonis Systems, Inc.(Æ) 18,216 488
Verint Systems, Inc.(Æ) 14,380 509
Vimeo, Inc.(Æ) 142,014 540
Vishay Intertechnology, Inc. 38,492 805
VTEX Class A(Æ) 133,643 559
Western Digital Corp.(Æ) 3,986 137
Wix.com, Ltd.(Æ) 9,175 772

Russell Investment Company
U.S. Small Cap Equity Fund
Schedule of Investments, continued — October 31, 2022
See accompanying notes which are an integral part of the financial statements.
84 U.S. Small Cap Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Workiva, Inc.(Æ) 46,174 3,593
Xperi, Inc.(Æ) 14,556 203
Yelp, Inc. Class A(Æ)(Û) 15,974 614
Yext, Inc.(Æ)(Ð) 12,762 68
133,278
Utilities - 5.1%
ALLETE, Inc. 53,486 3,010
Allot, Ltd.(Æ) 102,411 403
American States Water Co. 5,745 520
Avista Corp. 26,070 1,070
Black Hills Corp. 6,491 424
Brigham Minerals, Inc. Class A 232,641 7,212
California Resources Corp. 40,567 1,830
California Water Service Group 8,895 552
Chesapeake Energy Corp. 7,598 777
Clearway Energy Operating LLC(Æ) 20,409 709
CNX Resources Corp.(Æ) 42,980 722
Cogent Communications Holdings, Inc. 9,203 483
Comstock Resources, Inc.(Ð) 32,042 602
Denbury, Inc.(Æ) 11,817 1,080
Earthstone Energy, Inc. Class A(Æ)(Ñ) 338,702 5,473
Evolution Petroleum Corp. 520,172 4,104
Excelerate Energy, Inc. Class A 49,931 1,379
Gulfport Energy Corp.(Æ) 3,238 290
Iridium Communications, Inc.(Æ) 14,506 747
Mammoth Energy Services, Inc.(Æ) 62,961 368
New Jersey Resources Corp. 14,773 659
Northern Oil and Gas, Inc. 15,776 539
Northwest Natural Holding Co.(Ð) 39,363 1,893
NorthWestern Corp. 24,544 1,297
NRG Energy, Inc.(Û) 35,294 1,567
Oasis Petroleum, Inc. 12,640 1,935
ONE Gas, Inc. 5,890 456
Permian Resources Corp. 157,571 1,539
Pinnacle West Capital Corp.(Û) 978 66
Plains GP Holdings, LP Class A(Æ) 46,982 589
Portland General Electric Co. 23,946 1,076
RGC Resources, Inc. 70,100 1,504
Saturn Oil & Gas, Inc.(Æ) 160,189 339
SilverBow Resources, Inc.(Æ)(Ñ) 38,334 1,360
South Jersey Industries, Inc. 35,478 1,230
Spire, Inc. 22,076 1,541
Talos Energy, Inc.(Æ) 14,177 302
Unitil Corp. 34,960 1,843
US Cellular Corp.(Æ)(Ð) 20,592 642
York Water Co. (The) 36,402 1,586
Ziff Davis, Inc.(Æ) 6,594 510
54,228
Total Common Stocks
(cost $994,717) 1,067,632
Warrants and Rights - 0.0%
Saturn Oil & Gas, Inc.(Æ)
2023 Warrants 80,094
13
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Total Warrants and Rights
(cost $1) 13
Short-Term Investments - 3.1%
U.S. Cash Management Fund(@) 32,992,817 (∞) 32,980
Total Short-Term Investments
(cost $32,982) 32,980
Other Securities - 2.1%
U.S. Cash Collateral Fund(@)(×) 22,046,165 (∞)
22,046
Total Other Securities
(cost $22,046) 22,046
Total Investments - 105.2%
(identified cost $1,049,746) 1,122,671
Securities Sold Short - (3.2)%
Consumer Discretionary - (0.5)%
Advanced Energy Industries, Inc. (3,130) (246)
Akoustis Technologies, Inc.(Æ) (9,058) (30)
Altice USA, Inc. Class A(Æ) (28,260) (187)
American Eagle Outfitters, Inc. (8,750) (99)
America's Car-Mart, Inc.(Æ) (2,530) (173)
AMMO, Inc.(Æ) (16,010) (52)
Asbury Automotive Group, Inc.(Æ) (987) (156)
Aspen Aerogels, Inc.(Æ) (1,581) (20)
Boston Omaha Corp. Class A(Æ) (2,532) (71)
Byrna Technologies, Inc.(Æ) (3,907) (28)
Callaway Golf Co.(Æ) (33,866) (634)
CarParts.com, Inc.(Æ) (23,112) (108)
Carvana Co.(Æ) (19,165) (259)
Clarus Corp. (7,987) (97)
Clear Channel Worldwide Holdings, Inc.(Æ) (44,800) (64)
Conn's, Inc.(Æ) (2,401) (20)
CuriosityStream, Inc.(Æ) (1,806) (2)
DISH Network Corp. Class A(Æ) (2,895) (43)
Dream Finders Homes, Inc. Class A(Æ) (8,028) (89)
Duluth Holdings, Inc. Class B(Æ) (3,253) (28)
fuboTV, Inc.(Æ) (3,392) (12)
Genius Brands International, Inc.(Æ) (25,757) (17)
GrowGeneration Corp.(Æ) (7,058) (25)
H&R Block, Inc. (13,016) (536)
iHeartMedia, Inc. Class A(Æ) (9,546) (79)
Innovid Corp.(Æ) (9,525) (36)
LGI Homes, Inc.(Æ) (1,734) (160)
MicroVision, Inc.(Æ) (19,720) (72)
Motorcar Parts of America, Inc.(Æ) (1,800) (34)
Nerdy, Inc.(Æ) (14,253) (35)
OptimizeRx Corp.(Æ) (9,981) (154)

Russell Investment Company
U.S. Small Cap Equity Fund
Schedule of Investments, continued — October 31, 2022
See accompanying notes which are an integral part of the financial statements.
U.S. Small Cap Equity Fund 85
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Party City Holdco, Inc.(Æ) (40,851) (69)
Patrick Industries, Inc. (1,120) (51)
PLBY Group, Inc.(Æ) (3,880) (14)
Pool Corp. (1,870) (569)
Rocket Lab USA, Inc.(Æ) (19,884) (101)
Rocky Brands, Inc. (676) (13)
Rover Group, Inc.(Æ) (4,900) (21)
Skillsoft Corp.(Æ) (4,200) (7)
Strategic Education, Inc.(Æ) (2,372) (164)
TechTarget, Inc.(Æ) (2,506) (162)
Thor Industries, Inc. (3,479) (283)
Traeger, Inc.(Æ) (15,356) (64)
Virgin Galactic Holdings, Inc.(Æ) (5,336) (25)
Wolverine World Wide, Inc. (2,115) (36)
XPEL, Inc.(Æ) (8,117) (562)
(5,707)
Consumer Staples - (0.2)%
22nd Century Group, Inc.(Æ) (53,986) (71)
Beauty Health Co. (The)(Æ) (10,077) (115)
Cadiz, Inc.(Æ) (3,973) (8)
Freshpet, Inc.(Æ) (9,659) (569)
Limoneira Co. (2,312) (28)
MGP Ingredients, Inc. (4,828) (541)
PetMed Express, Inc. (10,282) (219)
WD-40 Co. (1,181) (189)
Zevia PBC Class A(Æ) (3,017) (14)
(1,754)
Energy - (0.1)%
Aemetis, Inc.(Æ) (4,988) (37)
Cleanspark, Inc.(Æ) (9,222) (32)
Enviva Inc. (780) (47)
FuelCell Energy, Inc.(Æ) (11,678) (36)
Gevo, Inc.(Æ) (13,188) (29)
Southwestern Energy Co.(Æ) (23,490) (163)
Sunrun, Inc.(Æ) (4,748) (107)
Uranium Energy Corp.(Æ) (95,438) (402)
(853)
Financial Services - (0.5)%
Arbor Realty Trust, Inc.(ö) (18,791) (259)
Ares Commercial Real Estate Corp.(ö) (12,578) (155)
Ares Management Corp. Class A (1,483) (112)
Broadstone Net Lease, Inc.(ö) (23,118) (396)
BRP Group, Inc. Class A(Æ) (19,102) (542)
Carlyle Group, LP (18,216) (515)
Dime Community Bancshares, Inc. (4,964) (171)
Easterly Government Properties, Inc.(ö) (13,009) (226)
Franchise Group, Inc.(Æ) (12,930) (392)
Hannon Armstrong Sustainable
Infrastructure Capital, Inc.(ö) (8,114) (221)
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Hippo Holdings, Inc.(Æ) (2,587) (45)
Indus Realty Trust, Inc.(ö) (1,310) (68)
International Money Express, Inc.(Æ) (3,992) (108)
Kite Realty Group Trust(ö) (24,645) (484)
Legacy Housing Corp.(Æ) (1,366) (25)
New York Mortgage Trust, Inc.(ö) (69,509) (187)
Orchid Island Capital, Inc.(ö) (18,101) (182)
Performant Financial Corp.(Æ) (7,540) (18)
Progyny, Inc.(Æ) (5,612) (250)
Ready Capital Corp.(Æ) (9,603) (116)
StepStone Group, Inc. Class A (15,948) (471)
Trupanion, Inc.(Æ) (2,316) (117)
(5,060)
Health Care - (0.8)%
Absci Corp.(Æ) (11,578) (37)
AdaptHealth Corp.(Æ) (23,710) (541)
Akero Therapeutics, Inc.(Æ) (3,127) (132)
Allovir, Inc.(Æ) (5,480) (38)
Alphatec Holdings, Inc.(Æ) (30,098) (308)
Anavex Life Sciences Corp.(Æ) (5,490) (67)
ANI Pharmaceuticals, Inc.(Æ) (223) (9)
Apollo Medical Holdings, Inc.(Æ) (864) (31)
Arcturus Therapeutics, Inc.(Æ) (2,540) (45)
Arcus Biosciences, Inc.(Æ) (874) (22)
Arrowhead Pharmaceuticals, Inc.(Æ) (1,688) (59)
Atossa Therapeutics, Inc.(Æ) (42,482) (42)
BioLife Solutions, Inc.(Æ) (13,455) (316)
Bionano Genomics, Inc.(Æ) (113,237) (265)
Bio-Rad Laboratories, Inc. Class A(Æ) (257) (90)
Bioventus, Inc. Class A(Æ) (1,700) (14)
Brookdale Senior Living, Inc. Class A(Æ) (6,800) (30)
Cara Therapeutics, Inc.(Æ) (3,094) (29)
Citius Pharmaceuticals, Inc.(Æ) (60,194) (65)
ClearPoint Neuro, Inc.(Æ) (3,253) (33)
Clover Health Investments Corp.(Æ) (24,734) (39)
Collegium Pharmaceutical, Inc.(Æ) (3,013) (54)
CorMedix, Inc.(Æ) (11,943) (37)
Crinetics Pharmaceuticals, Inc.(Æ) (5,077) (94)
Cytokinetics, Inc.(Æ) (652) (28)
DarioHealth Corp.(Æ) (5,547) (25)
Day One Biopharmaceuticals, Inc.(Æ) (1,835) (39)
DICE Therapeutics, Inc.(Æ) (2,913) (103)
Eiger BioPharmaceuticals, Inc.(Æ) (10,929) (56)
Evolus, Inc.(Æ) (7,693) (66)
EyePoint Pharmaceuticals, Inc.(Æ) (4,796) (26)
Fate Therapeutics, Inc.(Æ) (8,385) (175)
Geron Corp.(Æ) (94,459) (210)
Halozyme Therapeutics, Inc.(Æ) (11,825) (565)
ICU Medical, Inc.(Æ) (2,839) (421)

Russell Investment Company
U.S. Small Cap Equity Fund
Schedule of Investments, continued — October 31, 2022
See accompanying notes which are an integral part of the financial statements.
86 U.S. Small Cap Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
ImmunityBio, Inc.(Æ) (14,984) (82)
ImmunoGen, Inc.(Æ) (20,696) (123)
Immunovant, Inc.(Æ) (4,656) (52)
Inotiv, Inc.(Æ) (2,266) (47)
Inovio Pharmaceuticals, Inc.(Æ) (22,389) (48)
Instil Bio, Inc.(Æ) (12,144) (40)
Invitae Corp.(Æ) (15,597) (40)
Joint Corp. (The)(Æ) (1,827) (30)
Karuna Therapeutics, Inc.(Æ) (713) (156)
KemPharm, Inc.(Æ) (5,544) (31)
Krystal Biotech, Inc.(Æ) (6,970) (533)
Lantheus Holdings, Inc.(Æ) (6,489) (480)
Nkarta, Inc.(Æ) (3,928) (50)
OncoCyte Corp.(Æ) (11,064) (8)
OrthoPediatrics Corp.(Æ) (1,905) (81)
Outlook Therapeutics, Inc.(Æ) (21,818) (25)
Pacific Biosciences of California, Inc.(Æ) (5,421) (46)
Pardes Biosciences, Inc.(Æ) (1,600) (2)
Patterson Cos., Inc. (2,080) (54)
Point Biopharma Global, Inc.(Æ) (7,628) (71)
Repligen Corp.(Æ) (3,255) (594)
Science 37 Holdings Inc(Æ) (8,995) (13)
Sharecare, Inc.(Æ) (39,656) (76)
SIGA Technologies, Inc. (7,034) (65)
SomaLogic, Inc.(Æ) (8,300) (29)
Sorrento Therapeutics, Inc.(Æ) (27,865) (44)
Syndax Pharmaceuticals, Inc.(Æ) (10,847) (249)
Taysha Gene Therapies, Inc.(Æ) (1,039) (2)
TransMedics Group, Inc.(Æ) (1,702) (82)
Twist Bioscience Corp.(Æ) (4,757) (156)
Vaxart, Inc.(Æ) (13,495) (23)
Veracyte, Inc.(Æ) (28,338) (570)
Vericel Corp.(Æ) (7,899) (212)
Xeris Biopharma Holdings, Inc.(Æ) (23,815) (38)
(8,263)
Materials and Processing - (0.1)%
Amyris, Inc.(Æ) (22,034) (62)
Griffon Corp. (4,463) (143)
Haynes International, Inc. (3,302) (162)
KAR Auction Services, Inc.(Æ) (13,136) (191)
Lawson Products, Inc.(Æ) (1,303) (39)
Northwest Pipe Co.(Æ) (965) (33)
Quaker Chemical Corp. (2,056) (334)
RBC Bearings, Inc.(Æ) (2,513) (637)
(1,601)
Producer Durables - (0.4)%
Affirm Holdings, Inc.(Æ) (383) (8)
Aurora Innovation, Inc.(Æ) (35,746) (74)
CryoPort, Inc.(Æ) (7,271) (202)
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Fox Factory Holding Corp.(Æ) (4,855) (426)
FTI Consulting, Inc.(Æ) (1,657) (258)
GATX Corp. (4,707) (493)
Hydrofarm Holdings Group, Inc.(Æ) (23,681) (61)
I3 Verticals, Inc. Class A(Æ) (3,298) (72)
indie Semiconductor, Inc. Class A(Æ) (10,701) (84)
Latham Group, Inc.(Æ) (8,541) (38)
LCI Industries (2,453) (260)
Magnite, Inc.(Æ) (4,564) (33)
Maximus, Inc. (9,186) (566)
Mirion Technologies, Inc.(Æ) (19,698) (159)
Mitek Systems, Inc.(Æ) (350) (4)
MultiPlan Corp.(Æ) (35,440) (102)
National CineMedia, Inc. (6,720) (3)
Paymentus Holdings, Inc. Class A(Æ) (7,680) (80)
Payoneer Global, Inc.(Æ) (20,210) (157)
Proterra, Inc.(Æ) (5,192) (32)
PureCycle Technologies, Inc.(Æ) (22,662) (187)
Repay Holdings Corp.(Æ) (13,886) (85)
Workhorse Group, Inc.(Æ) (15,903) (43)
Xometry, Inc. Class A(Æ) (9,248) (555)
Xos, Inc.(Æ) (11,185) (13)
(3,995)
Technology - (0.5)%
A10 Networks, Inc. (9,297) (156)
ACV Auctions, Inc. Class A(Æ) (15,269) (139)
Aehr Test Systems(Æ) (3,754) (77)
Appian Corp. Class A(Æ) (536) (26)
AppLovin Corp. Class A(Æ) (19,114) (324)
Atomera, Inc.(Æ) (4,070) (37)
AvePoint, Inc.(Æ) (14,859) (65)
AXT, Inc.(Æ) (7,483) (34)
Bentley Systems, Inc. Class B (16,649) (587)
Blend Labs, Inc.(Æ) (3,368) (8)
Bumble, Inc. Class A(Æ) (20,738) (527)
Cardlytics, Inc.(Æ) (7,476) (71)
Cars.com, Inc.(Æ) (6,428) (89)
Digimarc Corp.(Æ) (6,027) (99)
Digital Turbine, Inc.(Æ) (2,025) (30)
E2open Parent Holdings, Inc.(Æ) (52,887) (308)
Frontier Communications Parent, Inc.(Æ) (21,602) (506)
Latch, Inc.(Æ) (4,166) (6)
Model N, Inc.(Æ) (4,045) (154)
nCino, Inc.(Æ) (13,952) (439)
Nextdoor Holdings, Inc.(Æ) (6,300) (17)
Olo, Inc. Class A(Æ) (24,791) (218)
Ondas Holdings, Inc.(Æ) (10,338) (41)
Opendoor Technologies, Inc.(Æ) (13,276) (34)
Ouster, Inc.(Æ) (60,589) (76)

Russell Investment Company
U.S. Small Cap Equity Fund
Schedule of Investments, continued — October 31, 2022
See accompanying notes which are an integral part of the financial statements.
U.S. Small Cap Equity Fund 87
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
PAR Technology Corp.(Æ) (13,114) (378)
Porch Group, Inc.(Æ) (48,809) (66)
Rackspace Technology, Inc.(Æ) (11,969) (62)
Skillz, Inc.(Æ) (117,749) (121)
Ultra Clean Holdings(Æ) (1,877) (58)
ViaSat, Inc.(Æ) (6,782) (278)
Wolfspeed, Inc.(Æ) (6,815) (537)
(5,568)
Utilities - (0.1)%
Civitas Resources, Inc. (9,663) (676)
Crescent Energy Co. Class A (2,910) (40)
Lumen Technologies, Inc. (5,241) (39)
New Fortress Energy LLC (5,452) (300)
Tellurian, Inc.(Æ) (3,724) (10)
(1,065)
Total Securities Sold Short
(proceeds $40,570) (33,866)
Other Assets and Liabilities,
Net - (2.0)%
(21,733)
Net Assets - 100.0%
1,067,072

Russell Investment Company
U.S. Small Cap Equity Fund
Schedule of Investments, continued — October 31, 2022
See accompanying notes which are an integral part of the financial statements.
88 U.S. Small Cap Equity Fund
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
Russell 2000 E-Mini Index Futures 359 USD 33,261 12/22 1,890
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å) 1,890
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total % of Net Assets
Common Stocks
Consumer Discretionary $ 116,363 $ — $ —
$ —
$ 116,363 10.9
Consumer Staples 50,261 — —
—
50,261 4.7
Energy 39,691 — —
—
39,691 3.7
Financial Services 231,602 — —
—
231,602 21.7
Health Care 178,946 — 7
—
178,953 16.8
Materials and Processing 73,205 — —
—
73,205 6. 8
Producer Durables 190,051 — —
—
190,051 17.8
Technology 133,278 — —
—
133,278 12. 5
Utilities 54,228 — —
—
54,228 5.1
Warrants and Rights 13 — — — 13 —
*
Short-Term Investments — — — 32,980 32,980 3.1
Other Securities — — — 22,046 22,046 2.1
Total Investments 1,067,638 — 7 55,026 1,122,671 105.2
Securities Sold Short
***
(33,866) — — — (33,866) (3.2)
Other Assets and Liabilities, Net
(2.0)
100.0
Other Financial Instruments
Assets
Futures Contracts 1,890 — — — 1,890 0.2
Total Other Financial Instruments
**
$ 1,890 $ — $ — $ — $ 1,890
* Less than 0.05% of net assets.
** Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
*** Refer to Schedule of Investments for detailed sector breakout.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of
Investments.
For a description of the Levels, see note 2 in the Notes to Financial Statements.

Russell Investment Company
U.S. Small Cap Equity Fund
Schedule of Investments, continued — October 31, 2022
See accompanying notes which are an integral part of the financial statements.
U.S. Small Cap Equity Fund 89
For a disclosure on transfers into and out of Level 3 during the period ended October 31, 2022, see note 2 in the Notes to
Financial Statements.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value for the period ended
October 31, 2022, were less than 1% of net assets.

See accompanying notes which are an integral part of the financial statements.
90 U.S. Small Cap Equity Fund
Russell Investment Company
U.S. Small Cap Equity Fund
Fair Value of Derivative Instruments — October 31, 2022
Amounts in thousands
Derivatives not accounted for as hedging instruments
Equity
Contracts
Location: Statement of Assets and Liabilities - Assets
Variation margin on futures contracts* $ 1,890
Derivatives not accounted for as hedging instruments
Equity
Contracts
Location: Statement of Operations - Net realized gain (loss)
Futures contracts $ (19,671)
Location: Statement of Operations - Net change in unrealized appreciation (depreciation)
Futures contracts $ 327
* Includes cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the
Statement of Assets and Liabilities.
For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

Russell Investment Company
U.S. Small Cap Equity Fund
Balance Sheet Offsetting of Financial and Derivative Instruments —
October 31, 2022
See accompanying notes which are an integral part of the financial statements.
U.S. Small Cap Equity Fund 91
Amounts in thousands
Offsetting of Financial Assets and Derivative Assets
Description Location: Statement of Assets and Liabilities - Assets
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statement
of Assets
and
Liabilities
Net Amounts
of Assets
Presented in
the Statement
of Assets and
Liabilities
Securities on Loan* Investments, at fair value $ 21,714 $ — $ 21,714
Total Financial and Derivative Assets
21,714 — 21,714
Financial and Derivative Assets not subject to a netting agreement
— — —
Total Financial and Derivative Assets subject to a netting agreement
$ 21,714 $ — $ 21,714
Financial Assets, Derivative Assets, and Collateral Held by Counterparty
Gross Amounts Not Offset
in the Statement of Assets
and Liabilities
Counterparty
Net Amounts
of Assets
Presented in
the Statement
of Assets and
Liabilities
Financial
and
Derivative
Instruments
Collateral
Received^ Net Amount
Bank of America
$ 2,206 $ — $ 2,206 $ —
Barclays
346 — 346 —
Citigroup
4,096 — 4,096 —
Fidelity
1,076 — 1,076 —
HSBC
2,331 — 2,331 —
Morgan Stanley
10,103 — 10,103 —
Wells Fargo
1,556 — 1,556 —
Total
$ 21,714 $ — $ 21,714 $ —

Russell Investment Company
U.S. Small Cap Equity Fund
Balance Sheet Offsetting of Financial and Derivative Instruments, continued
— October 31, 2022
See accompanying notes which are an integral part of the financial statements.
92 U.S. Small Cap Equity Fund
Amounts in thousands
Offsetting of Financial Liabilities and Derivative Liabilities
Description Location: Statement of Assets and Liabilities - Liabilities
Gross
Amounts of
Recognized
Liabilities
Gross
Amounts
Offset in the
Statement
of Assets
and
Liabilities
Net Amounts
of Liabilities
Presented in
the Statement
of Assets and
Liabilities
Short Sales Securities sold short, at fair value $ 33,866 $ — $ 33,866
Total Financial and Derivative Liabilities
33,866 — 33,866
Financial and Derivative Liabilities not subject to a netting agreement
— — —
Total Financial and Derivative Liabilities subject to a netting agreement
$ 33,866 $ — $ 33,866
Financial Liabilities, Derivative Liabilities, and Collateral Pledged by Counterparty
Gross Amounts Not Offset
in the Statement of Assets
and Liabilities
Counterparty
Net Amounts
of Liabilities
Presented in
the Statement
of Assets and
Liabilities
Financial
and
Derivative
Instruments
Collateral
Pledged^ Net Amount
State Street $ 33,866 $ — $ 33,866 $ —
Total
$ 33,866 $ — $ 33,866 $ —
*       Fair value of securities on loan as reported in the footnotes to the Statement of Assets and Liabilities.
^      Collateral received or pledged amounts may not reconcile to those disclosed in the Statement of Assets and Liabilities due to the inclusion of off-Balance
Sheet collateral and adjustments made to exclude overcollateralization.
For further disclosure on derivatives and counterparty risk see note 2 in the Notes to Financial Statements.

Russell Investment Company
U.S. Small Cap Equity Fund
See accompanying notes which are an integral part of the financial statements.
U.S. Small Cap Equity Fund 93
Statement of Assets and Liabilities — October 31, 2022
Amounts in thousands
Assets
Investments, at identified cost ......................................................................................................................................................
$ 1,049,746
Investments, at fair value(*)(>) ....................................................................................................................................................
1,122,671
Cash .............................................................................................................................................................................................. 178
Foreign currency holdings(^) ....................................................................................................................................................... 41
Receivables:
Dividends and interest ...................................................................................................................................................... 341
Dividends from affiliated funds ....................................................................................................................................... 111
Investments sold ............................................................................................................................................................... 6,775
Fund shares sold ............................................................................................................................................................... 605
From broker(a) ................................................................................................................................................................. 254
Variation margin on futures contracts .............................................................................................................................. 1,891
Total assets ...............................................................................................................................................................
1,132,867
Liabilities
Payables:
Investments purchased ..................................................................................................................................................... 7,474
Fund shares redeemed ...................................................................................................................................................... 1,293
Accrued fees to affiliates .................................................................................................................................................. 784
Other accrued expenses .................................................................................................................................................... 332
Securities sold short, at fair value(‡) ........................................................................................................................................... 33,866
Payable upon return of securities loaned ..................................................................................................................................... 22,046
Total liabilities ...........................................................................................................................................................
65,795
Net Assets ...............................................................................................................................................................
$ 1,067,072

Russell Investment Company
U.S. Small Cap Equity Fund
See accompanying notes which are an integral part of the financial statements.
94 U.S. Small Cap Equity Fund
Statement of Assets and Liabilities, continued — October 31, 2022
Amounts in thousands
Net Assets Consist of:
Total distributable earnings (losses) .............................................................................................................................................
$ 74,602
Shares of beneficial interest .........................................................................................................................................................
415
Additional paid-in capital ............................................................................................................................................................
992,055
Net Assets ...............................................................................................................................................................
$ 1,067,072
Net Asset Value
,
offering and redemption price per share:
Net asset value per share: Class A(#) ........................................................................................................................................... $ 25.20
Maximum offering price per share (Net asset value plus sales charge of 5.75%): Class A ..................................................... $ 26.74
Class A
—
Net assets ........................................................................................................................................................... $ 15,357,611
Class A
—
Shares outstanding ($.01 par value) .................................................................................................................. 609,344
Net asset value per share: Class C(#) ........................................................................................................................................... $ 21.96
Class C
—
Net assets ........................................................................................................................................................... $ 8,051,951
Class C
—
Shares outstanding ($.01 par value) .................................................................................................................. 366,719
Net asset value per share: Class M(#) .......................................................................................................................................... $ 25.72
Class M
—
Net assets .......................................................................................................................................................... $ 139,978,988
Class M
—
Shares outstanding ($.01 par value) .................................................................................................................. 5,441,855
Net asset value per share: Class R6(#) ......................................................................................................................................... $ 25.77
Class R6
—
Net assets ......................................................................................................................................................... $ 532,146
Class R6
—
Shares outstanding ($.01 par value) ................................................................................................................ 20,647
Net asset value per share: Class S(#) ........................................................................................................................................... $ 25.74
Class S
—
Net assets ............................................................................................................................................................ $ 809,051,503
Class S
—
Shares outstanding ($.01 par value) ................................................................................................................... 31,429,467
Net asset value per share: Class Y(#) ........................................................................................................................................... $ 25.77
Class Y
—
Net assets ........................................................................................................................................................... $ 94,099,650
Class Y
—
Shares outstanding ($.01 par value) .................................................................................................................. 3,651,083
Amounts in thousands
(^)     Foreign currency holdings - cost $ 41
(*)     Securities on loan included in investments $ 21,714
(‡)     Proceeds on securities sold short $ 40,570
(>)     Investments in affiliates, U.S. Cash Management Fund and U.S. Cash Collateral Fund $ 55,026
(a)     Receivable from Broker for Futures $ 254
(#) Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

Russell Investment Company
U.S. Small Cap Equity Fund
See accompanying notes which are an integral part of the financial statements.
U.S. Small Cap Equity Fund 95
Statement of Operations — For the Period Ended October 31, 2022
Amounts in thousands
Investment Income
Dividends ......................................................................................................................................................................... $ 16,572
Dividends from affiliated funds ....................................................................................................................................... 472
Securities lending income (net) ....................................................................................................................................... 274
Total investment income ..............................................................................................................................................................
17,318
Expenses
Advisory fees ................................................................................................................................................................... 8,766
Administrative fees .......................................................................................................................................................... 604
Custodian fees .................................................................................................................................................................. 218
Distribution fees - Class A ............................................................................................................................................... 42
Distribution fees - Class C ............................................................................................................................................... 68
Transfer agent fees - Class A ........................................................................................................................................... 34
Transfer agent fees - Class C ........................................................................................................................................... 18
Transfer agent fees - Class M .......................................................................................................................................... 298
Transfer agent fees - Class R6 ......................................................................................................................................... —
*
Transfer agent fees - Class S ............................................................................................................................................ 1,894
Transfer agent fees - Class Y ........................................................................................................................................... 6
Professional fees .............................................................................................................................................................. 210
Registration fees ............................................................................................................................................................... 109
Shareholder servicing fees - Class C ............................................................................................................................... 23
Trustees’ fees .................................................................................................................................................................... 71
Printing fees ..................................................................................................................................................................... 150
Dividends from securities sold short ................................................................................................................................ 385
Interest expense paid on securities sold short .................................................................................................................. 534
Miscellaneous .................................................................................................................................................................. 44
Expenses before reductions .............................................................................................................................................. 13,474
Expense reductions .......................................................................................................................................................... (588)
Net expenses ................................................................................................................................................................................
12,886
Net investment income (loss) .......................................................................................................................................................
4,432
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments ...................................................................................................................................................................... 44,114
Investments in affiliated funds ......................................................................................................................................... (9)
Futures contracts .............................................................................................................................................................. (19,671)
Securities sold short ......................................................................................................................................................... 9,274
Foreign currency-related transactions .............................................................................................................................. (3)
Net realized gain (loss) ................................................................................................................................................................
33,705
Net change in unrealized appreciation (depreciation) on:
Investments ..................................................................................................................................................................... (249,208)
Investments in affiliated funds ......................................................................................................................................... (2)
Futures contracts .............................................................................................................................................................. 327
Securities sold short ......................................................................................................................................................... 15,186
Net change in unrealized appreciation (depreciation) ................................................................................................................. (233,697)
Net realized and unrealized gain (loss) ........................................................................................................................................ (199,992)
Net Increase (Decrease) in Net Assets from Operations ....................................................................................
$ (195,560)
*      Less than $500.

Russell Investment Company
U.S. Small Cap Equity Fund
See accompanying notes which are an integral part of the financial statements.
96 U.S. Small Cap Equity Fund
Statements of Changes in Net Assets
Amounts in thousands
For the Periods Ended October 31,
2022 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss) .............................................................................................................. $ 4,432 $ 2,669
Net realized gain (loss) ....................................................................................................................... 33,705 485,157
Net change in unrealized appreciation (depreciation) ........................................................................ (233,697) 224,678
Net increase (decrease) in net assets from operations .............................................................................. (195,560) 712,504
Distributions
To shareholders
Class A .......................................................................................................................................... (4,666) (46)
Class C .......................................................................................................................................... (2,904) —
Class M ......................................................................................................................................... (39,443) (768)
Class R6 ........................................................................................................................................ (204) (3)
Class S .......................................................................................................................................... (266,586) (5,738)
Class Y .......................................................................................................................................... (39,124) (1,680)
Net decrease in net assets from distributions ............................................................................................ (352,927) (8,235)
Share Transactions*
Net increase (decrease) in net assets from share transactions ................................................................... 101,721 (459,185)
Total Net Increase (Decrease) in Net Assets ........................................................................
(446,766) 245,084
Net Assets
Beginning of period .................................................................................................................................. 1,513,838 1,268,754
End of period .............................................................................................................................................
$ 1,067,072 $ 1,513,838

Russell Investment Company
U.S. Small Cap Equity Fund
See accompanying notes which are an integral part of the financial statements.
U.S. Small Cap Equity Fund 97
Statements of Changes in Net Assets, continued
* Share transaction amounts (in thousands) for the periods ended October 31, 2022 and October 31, 2021 were as follows:
2022 2021
Shares Dollars Shares Dollars
Class A
Proceeds from shares sold 56 $ 1,521 73 $ 2,593
Proceeds from reinvestment of distributions 164 4,634 2 46
Payments for shares redeemed (126) (3,415) (96) (3,306)
Net increase (decrease)
94 2,740 (21) (667)
Class C
Proceeds from shares sold 8 192 20 659
Proceeds from reinvestment of distributions 117 2,901 — —
Payments for shares redeemed (77) (1,878) (63) (1,991)
Net increase (decrease)
48 1,215 (43) (1,332)
Class M
Proceeds from shares sold 1,015 27,760 2,550 87,030
Proceeds from reinvestment of distributions 1,375 39,440 25 768
Payments for shares redeemed (1,213) (33,292) (1,857) (67,678)
Net increase (decrease)
1,177 33,908 718 20,120
Class R6
Proceeds from shares sold 4 118 11 428
Proceeds from reinvestment of distributions 7 204 —** 2
Payments for shares redeemed (1 4 ) (393) (4) (155)
Net increase (decrease)
(3) (71) 7 275
Class S
Proceeds from shares sold 3,252 91,485 3,475 126,007
Proceeds from reinvestment of distributions 9,197 264,329 183 5,690
Payments for shares redeemed (10,208) (280,672) (12,466) (432,997)
Net increase (decrease)
2,241 75,142 (8,808) (301,300)
Class Y
Proceeds from shares sold 170 5,652 1,054 37,604
Proceeds from reinvestment of distributions 1,361 39,124 54 1,680
Payments for shares redeemed (2,097) (55,989) (6,072) (215,565)
Net increase (decrease)
(566) (11,213) (4,964) (176,281)
Total increase (decrease)
2,99 1 $ 101,721 (13,111) $ (459,185)
**      Less than 500 shares.

Russell Investment Company
U.S. Small Cap Equity Fund
Financial Highlights — For the Periods Ended
See accompanying notes which are an integral part of the financial statements.
98 U.S. Small Cap Equity Fund
For a Share Outstanding Throughout Each Period.
$
Net Asset Value,
Beginning of
Period
$
Net Investment
Income (Loss)
(a)(d)
$
Net Realized
and Unrealized
Gain (Loss)
$
Total from
Investment
Operations
$
Distributions
from Net
Investment Income
$
Distributions
from Net
Realized Gain
Class A
October 31, 2022 38.76 .01 (4.34) (4.33) — (9.23)
October 31, 2021 24.25 (.05) 14.65 14.60 (.09) —
October 31, 2020 27.44 (—)(f) (2.07) (2.07) (.13) (.99)
October 31, 2019 31.39 .07 .23 .30 (.08) (4.17)
October 31, 2018 34.30 .05 .92 .97 — (3.88)
Class C
October 31, 2022 35.21 (.17) (3.85) (4.02) — (9.23)
October 31, 2021 22.12 (.29) 13.38 13.09 — —
October 31, 2020 25.19 (.17) (1.91) (2.08) — (.99)
October 31, 2019 29.30 (.12) .18 .06 — (4.17)
October 31, 2018 32.48 (.20) .90 .70 — (3.88)
Class M
October 31, 2022 39.32 .12 (4.42) (4.30) (.07) (9.23)
October 31, 2021 24.58 .09 14.84 14.93 (.19) —
October 31, 2020 27.82 .09 (2.09) (2.00) (.25) (.99)
October 31, 2019 31.79 .16 .26 .42 (.22) (4.17)
October 31, 2018 34.66 .17 .94 1.11 (.10) (3.88)
Class R6
October 31, 2022 39.38 .14 (4.43) (4.29) (.09) (9.23)
October 31, 2021 24.60 .10 14.85 14.95 (.17) —
October 31, 2020 27.83 .16 (2.15) (1.99) (.25) (.99)
October 31, 2019 31.81 .17 .25 .42 (.23) (4.17)
October 31, 2018 34.67 .19 .93 1.12 (.10) (3.88)
Class S
October 31, 2022 39.33 .09 (4.42) (4.33) (.03) (9.23)
October 31, 2021 24.59 .05 14.85 14.90 (.16) —
October 31, 2020 27.82 .07 (2.09) (2.02) (.22) (.99)
October 31, 2019 31.78 .15 .24 .39 (.18) (4.17)
October 31, 2018 34.64 .15 .93 1.08 (.06) (3.88)
Class Y
October 31, 2022 39.38 .14 (4.43) (4.29) (.09) (9.23)
October 31, 2021 24.61 .12 14.85 14.97 (.20) —
October 31, 2020 27.84 .11 (2.09) (1.98) (.26) (.99)
October 31, 2019 31.83 .19 .23 .42 (.24) (4.17)
October 31, 2018 34.69 .21 .92 1.13 (.11) (3.88)

See accompanying notes which are an integral part of the financial statements.
U.S. Small Cap Equity Fund 99
$
Total
Distributions
$
Net Asset Value,
End of
Period
%
Total
Return
(c)
$
Net Assets,
End of Period
(000)
%
Ratio of Expenses
to Average
Net Assets,
Gross
%
Ratio of Expenses
to Average
Net Assets,
Net
(d)(g)
%
Ratio of Net
Investment Income
to Average
Net Assets
(d)
%
Portfolio
Turnover Rate
(9.23) 25.20 (13.71) 15,358 1.34 1.34 .05 95
(.09) 38.76 60.30 19,963 1.35 1.35 (.15) 110
(1.12) 24.25 (8.05) 12,998 1.42 1.42 (.01) 132
(4.25) 27.44 3.30 15,692 1.33 1.33 .24 116
(3.88) 31.39 2.75 20,511 1.24 1.24 .14 73
(9.23) 21.96 (14.35) 8,052 2.09 2.09 (.70) 95
— 35.21 59.18 11,220 2.10 2.10 (.89) 110
(.99) 22.12 (8.78) 8,005 2.17 2.17 (.75) 132
(4.17) 25.19 2.55 12,149 2.08 2.08 (.49) 116
(3.88) 29.30 1.99 16,921 1.99 1.99 (.61) 73
(9.30) 25.72 (13.38) 139,979 1.09 .95 .44 95
(.19) 39.32 60.95 167,700 1.10 .96 .24 110
(1.24) 24.58 (7.72) 87,186 1.17 1.03 .36 132
(4.39) 27.82 3.76 71,254 1.09 .95 .58 116
(3.98) 31.79 3.15 33,061 .99 .85 .53 73
(9.32) 25.77 (13.35) 532 .94 .92 .48 95
(.17) 39.38 60.96 912 .95 .93 .27 110
(1.24) 24.60 (7.67) 395 .98 .96 .56 132
(4.40) 27.83 3.80 13,541 .94 .92 .61 116
(3.98) 31.81 3.18 2,312 .84 .82 .56 73
(9.26) 25.74 (13.46) 809,051 1.09 1.05 .34 95
(.16) 39.33 60.76 1,147,967 1.10 1.06 .15 110
(1.21) 24.59 (7.78) 934,202 1.17 1.13 .28 132
(4.35) 27.82 3.64 1,158,269 1.08 1.04 .54 116
(3.94) 31.78 3.04 1,376,020 .99 .95 .43 73
(9.32) 25.77 (13.33) 94,100 .89 .89 .49 95
(.20) 39.38 61.06 166,076 .90 .90 .33 110
(1.25) 24.61 (7.64) 225,968 .97 .97 .44 132
(4.41) 27.84 3.76 301,373 .89 .89 .68 116
(3.99) 31.83 3.20 323,283 .79 .79 .59 73

Russell Investment Company
U.S. Small Cap Equity Fund
See accompanying notes which are an integral part of the financial statements.
100 U.S. Small Cap Equity Fund
Related Party Transactions, Fees and Expenses
Accrued fees payable to affiliates for the period ended October 31, 2022 were as follows:
Transactions (amounts in thousands) during the period ended October 31, 2022 with Underlying Funds which are, or were, an affiliated company are as follows:
Federal Income Taxes
At October 31, 2022, the cost of investments, net unrealized appreciation (depreciation), and components of distributable earnings for income tax purposes were as follows:
For the fiscal years ended October 31, 2022 and October 31, 2021, respectively, the Fund made the following tax basis distributions:
Net investment income and net realized gains (losses) in the financial statements may differ from taxable net investment income and net realized gains (losses). Capital accounts within the financial statements are adjusted for permanent differences between book and tax accounting.  These differences may be due to foreign currency gains or losses, reclassifications of dividends and /or differences in treatment of income from swaps.  These adjustments have no impact on the net assets.
At October 31, 2022, there were no adjustments to the Statement of Assets and Liabilities.
Advisory fees $ 611,049
Administration fees 42,511
Distribution fees 7,952
Shareholder servicing fees 1,623
Transfer agent fees 116,226
Trustee fees 4,275
$ 783,636
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Income
Distributions
Capital Gains
Distributions
U.S. Cash Collateral Fund $ 27,707 $ 158,977 $ 164,638 $ — $ — $ 22,046 $ 146 $ —
U.S. Cash Management Fund 53,407 502,033 522,449 (9) (2) 32,980 472 —
$ 81,114 $ 661,010 $ 687,087 $ (9) $ (2) $ 55,026 $ 618 $ —
Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
Undistributed
Ordinary Income
Undistributed
Long-Term
Capital Gains
(Capital Loss
Carryforward)
$ 1,053,777,099 $ 80,939,140 $ (45,911,030) $ 35,028,110 $ 1,072,047 $ 38,502,423
October 31, 2022 October 31, 2021
Ordinary Income
Distributions
Long-Term
Capital Gain
Distributions
Return of
Capital
Ordinary Income
Distributions
Long-Term
Capital Gain
Distributions
Return of
Capital
$ 178,864,109 $ 174,063,310 $ — $ 8,234,737 $ — $ —
Total distributable earnings (losses)
$ —
Additional paid-in capital
—

Russell Investment Company
International Developed Markets Fund
Portfolio Management Discussion and Analysis — October 31, 2022
(Unaudited)
102 International Developed Markets Fund
International Developed Markets Fund - Class A
‡
Total
Return
1 Year (27 .44)%
5 Years (2 .15)%§
10 Years 3 .02%§
International Developed Markets Fund - Class C
Total
Return
1 Year (23 .58)%
5 Years (1 .73)%§
10 Years 2 .86%§
International Developed Markets Fund - Class M
‡‡
Total
Return
1 Year (22 .71)%
5 Years (0 .60)%§
10 Years 3 .98%§
International Developed Markets Fund - Class S
Total
Return
1 Year (22 .78)%
5 Years (0 .69)%§
10 Years 3 .92%§
International Developed Markets Fund - Class Y
Total
Return
1 Year (22 .66)%
5 Years (0 .54)%§
10 Years 4 .10%§
MSCI World ex USA Index (Net)
**
Total
Return
1 Year (22.04)%
5 Years 0.41%§
10 Years 4.11%§
International Developed Markets Linked Benchmark
***
Total
Return
1 Year (22.04)%
5 Years 0.43%§
10 Years 4.27%§

Russell Investment Company
International Developed Markets Fund
Portfolio Management Discussion and Analysis, continued — October 31,
2022 (Unaudited)
International Developed Markets Fund 103
The International Developed Markets Fund (the “Fund”)
employs a multi-manager approach whereby Russell Investment
Management, LLC (“RIM”) manages a portion of the Fund’s
assets based upon model portfolios provided by multiple non-
discretionary money managers. The Fund’s money managers
have non-discretionary assignments pursuant to which they
provide a model portfolio to RIM representing their investment recommendations, based upon which RIM purchases and sells
securities for the Fund. RIM also manages the portion of the
Fund’s assets that RIM determines not to manage based upon
model portfolios provided by the Fund’s money managers. RIM
may change the allocation of the Fund’s assets at any time. An exemptive order from the Securities and Exchange Commission
permits RIM to engage or terminate a money manager at
any time, subject to approval by the Fund’s Board, without a shareholder vote. Pursuant to the terms of the exemptive order, the Fund is required to notify its shareholders within 90 days of when a money manager begins providing services. As of
October 31, 2022, the Fund had three money managers.
What is the Fund’s investment objective?
The Fund seeks to provide long-term capital growth.
How did the Fund perform relative to its benchmark
for the fiscal year ended October 31, 2022?
For the fiscal year ended October 31, 2022 (the “fiscal year”), the Fund’s Class A, Class C, Class M, Class S and Class Y
Shares lost 23.02%, 23.58%, 22.71%, 22.78% and 22.66%,
respectively. This is compared to the Fund’s benchmark, the
MSCI World ex USA Index (Net), which lost 22.04% during
the fiscal year. The Fund’s performance includes operating
expenses, whereas index returns are unmanaged and do not
include expenses of any kind.
For the fiscal year, the Morningstar
®
Foreign Large Blend
Category, a group of funds that Morningstar, Inc. considers to have investment strategies similar to those of the Fund, lost
24.05%. This result serves as a peer comparison and is expressed net of operating expenses.
How did market conditions affect the Fund’s
performance?
Overall, within non-U.S. developed markets, United Kingdom
was the best performing region in a down market, while Asia-
Pacific ex-Japan and emerging markets underperformed relative to other non-U.S. developed markets.
In terms of sector performance within the Fund’s benchmark
over the fiscal year, energy led and was the only sector with positive returns, followed by the health care sector. Real estate and information technology performed the weakest among the
sectors.
From a factor perspective, the value factor had the strongest performance, while small size and growth were the main
detractors over the fiscal year.
How did the investment strategies and techniques
employed by the Fund and its money managers affect
its benchmark relative performance?
The Fund’s tilt towards value and quality were positive
contributors, while a tilt towards smaller companies detracted.
Sector allocation contributed positively to performance, with an underweight to real estate being the main contributor. Regional allocation detracted from performance, mainly driven by an
overweight to emerging markets. Stock selection contributed
positively over the fiscal year, particularly with respect to selection within financials, Europe ex-UK, and Japan.
With respect to certain of the Fund’s money managers, Pzena
Investment Management, LLC’s tilt towards lower quality and
higher value contributed positively to performance. Sector
positioning was a tailwind, with an underweight to information technology and an overweight to energy the main contributors.
Regional allocations detracted from performance, with an
overweight to emerging markets being the main detractor. Stock selection contributed positively to performance, particularly within industrials and information technology.
Intermede Investment Partners, Limited’s growth strategy
detracted from performance. An underweight to energy and
an overweight to information technology were not rewarded.
Regional allocation also detracted from performance, mainly
driven by overweights to emerging markets and US. Stock
selection detracted from performance, particularly within
communication services, industrials, and Japan.
RIM manages assets not allocated to money manager strategies and the Fund’s cash balances.
RIM manages a multi-factor positioning strategy that seek to increase the Fund’s value exposure while moderating volatility exposure and expressing RIM’s total preferred positioning
across multiple factors and sectors. The strategy uses output from quantitative and/or rules-based processes and qualitative analysis to purchase a stock portfolio expressing these views.
The positioning strategy outperformed the Fund’s benchmark
for the fiscal year as the strategy’s overweight to value and lower volatility were tailwinds.
In addition, RIM utilized equity futures and currency forward contracts to position the portfolio to meet RIM’s overall
preferred positioning with respect to country and currency
exposures. This strategy contributed positively to performance during the fiscal year.

Russell Investment Company
International Developed Markets Fund
Portfolio Management Discussion and Analysis, continued — October 31,
2022 (Unaudited)
104 International Developed Markets Fund
During the fiscal year, RIM used index futures contracts to
equitize a portion of the Fund’s cash and this strategy also contributed positively to performance.
Describe any changes to the Fund’s structure or the
money manager line-up.
There were no changes to the Fund’s structure or money
manager line-up during the fiscal year.
The views expressed in this report reflect those of
the portfolio managers only through the end of the
fiscal year covered by the report. These views do not
necessarily represent the views of RIM or any other
person in RIM or any other affiliated organization.
These views are subject to change at any time based
upon market conditions or other events, and RIM
disclaims any responsibility to update the views
contained herein. These views should not be relied
on as investment advice and, because investment
decisions for a Russell Investment Company (“RIC”)
Fund are based on numerous factors, should not be
relied on as an indication of investment decisions of
any RIC Fund.
Money Managers as of October 31,
2022 Styles
Intermede Investment Partners Limited and
Intermede Global Partners Inc.
Growth
Pzena Investment Management LLC Value
Wellington Management Company LLP Blend
* Assumes initial investment on November 1, 2012.
** MSCI World ex USA Index (Net) is a free float- adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets. The index consists of 22 developed market country indexes.
*** International Developed Markets Linked Benchmark provides a means to compare the Fund’s average annual returns to a secondary benchmark that takes into account historical changes in the Fund’s primary benchmark. The International Developed Markets Linked Benchmark represents the returns of the
Russell Developed ex-US Large Cap Index (net of tax on dividends from foreign holdings) through December 31, 2017, and the returns of the MSCI World ex USA Index (net of tax on dividends from foreign holdings) thereafter.
‡ The performance shown has been adjusted to reflect the deduction of the maximum Class A sales charge of 5.75%.
‡‡ The Fund’s performance inception date for Class M Shares was March 16, 2017. The returns shown for Class M Shares prior to that date are the returns of the Fund’s Class S Shares. Class M Shares will have substantially similar annual returns as the Class S Shares because the Shares of each Class are invested in the same portfolio of securities. Annual returns for each Class will differ only to the extent that the Class M Shares do not have the same expenses as the
Class S.
§ Annualized.
Performance is historical and assumes reinvestment of all dividends and capital gains.  Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than when purchased.  Past performance is not indicative of future results.  The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Additionally, the returns presented herein may differ from the performance reported in the Financial Highlights as the returns herein are calculated in a manner consistent with standardized performance in accordance with
Securities and Exchange Commission rules, while the performance in the Financial Highlights has been calculated in accordance with U.S. Generally Accepted
Accounting Pr inciple s (“U.S. GAAP”).

Russell Investment Company
International Developed Markets Fund
Shareholder Expense Example — October 31, 2022 (Unaudited)
International Developed Markets Fund 105
Fund Expenses
The following disclosure provides important information
regarding the Fund’s Shareholder Expense Example
(“Example”).
Example
As a shareholder of the Fund, you incur two types of costs:
(1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs,
including advisory and administrative fees; distribution (12b-1)
and/or service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars)
of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from May 1, 2022 to October 31, 2022 .
Actual Expenses
The information in the table under the heading “Actual
Performance” provides information about actual account
values and actual expenses. You may use the information in
this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During
Period” to estimate the expenses you paid on your account
during this period.
Hypothetical Example for Comparison Purposes
The information in the table under the heading “Hypothetical
Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses
based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the
Fund’s actual return. The hypothetical account values and
expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the
Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant
to highlight your ongoing costs only and do not reflect any
transactional costs. Therefore, the information under the heading
“Hypothetical Performance (5% return before expenses)” is
useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
Class A
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2022 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2022 $ 874.80 $ 1,019.06
Expenses Paid During Period* $ 5.77 $ 6.21
* Expenses are equal to the Fund's annualized expense ratio of 1.22%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-
half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class C
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2022 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2022 $ 871.40 $ 1,015.27
Expenses Paid During Period* $ 9.29 $ 10.01
* Expenses are equal to the Fund's annualized expense ratio of 1.97%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-
half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class M
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2022 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2022 $ 876.40 $ 1,021.02
Expenses Paid During Period* $ 3.93 $ 4.23
* Expenses are equal to the Fund's annualized expense ratio of 0.83%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-
half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

Russell Investment Company
International Developed Markets Fund
Shareholder Expense Example, continued — October 31, 2022 (Unaudited)
106 International Developed Markets Fund
Class S
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2022 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2022 $ 876.20 $ 1,020.52
Expenses Paid During Period* $ 4.40 $ 4.74
* Expenses are equal to the Fund's annualized expense ratio of 0.93%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-
half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class Y
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2022 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2022 $ 876.80 $ 1,021.32
Expenses Paid During Period* $ 3.64 $ 3.92
* Expenses are equal to the Fund's annualized expense ratio of 0.77%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-
half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

Russell Investment Company
International Developed Markets Fund
Schedule of Investments — October 31, 2022
See accompanying notes which are an integral part of the financial statements.
International Developed Markets Fund 107
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Common Stocks - 92.8%
Argentina - 0.0%
YPF SA - ADR(Æ) 49,663 379
Australia - 2.6%
Ampol, Ltd. 46,756 816
APA Group 2,530 17
ASX, Ltd. - ADR 2,999 130
Australia & New Zealand Banking
Group, Ltd. - ADR 33,924 553
BGP Holdings PLC(Æ)(Š) 559,805 2
BHP Group, Ltd. 156,406 3,725
BHP Group, Ltd. - ADR 182,046 4,359
BlueScope Steel, Ltd. 36,525 365
Commonwealth Bank of Australia
- ADR 109,984 7,342
Dexus Property Group(ö) 82,524 411
Flutter Entertainment PLC(Æ) 32,498 4,311
Fortescue Metals Group, Ltd. 187,333 1,748
Insurance Australia Group, Ltd.(Æ) 432,093 1,351
Macquarie Group, Ltd. 7,420 800
Magellan Financial Group, Ltd. - ADR 17,405 110
Medibank Pvt, Ltd. 527,105 948
National Australia Bank, Ltd. - ADR 38,280 792
Rio Tinto PLC 97,684 5,082
Rio Tinto, Ltd. - ADR 5,465 306
South32, Ltd. Class B 836,512 1,911
Wesfarmers, Ltd.(Æ) 16,580 480
Westpac Banking Corp. 39,098 601
Woodside Energy Group, Ltd. 63,408 1,466
37,626
Austria - 0.5%
ams AG(Æ) 106,441 602
Erste Group Bank AG 209,278 5,156
Mondi PLC 73,775 1,237
6,995
Belgium - 0.4%
Ageas SA 55,616 1,923
Etablissements Franz Colruyt NV 30,135 726
KBC Groep NV 3,188 160
UCB SA 33,686 2,540
5,349
Brazil - 0.8%
Ambev SA 1,769,524 5,481
Atacadao SA 160,000 603
Cia de Saneamento Basico do Estado de
Sao Paulo(Æ) 184,138 2,143
Telefonica Brasil SA 191,600 1,532
Ultrapar Participacoes SA 438,900 1,139
Yara International ASA 12,992 579
11,477
Canada - 4.8%
Agnico Eagle Mines, Ltd. 9,031 397
Alimentation Couche-Tard, Inc. 15,695 703
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
ARC Resources, Ltd. 92,481 1,302
B2Gold Corp. 428,167 1,308
Bank of Montreal(Ñ) 10,673 983
Bank of Nova Scotia (The) 29,928 1,447
Barrick Gold Corp. 152,050 2,287
CAE, Inc.(Æ) 544,086 10,384
Cameco Corp. Class A 54,526 1,293
Canadian Imperial Bank of Commerce 15,270 693
Canadian National Railway Co. 79,585 9,429
CGI Group, Inc.(Æ) 8,597 692
Dollarama, Inc. 47,990 2,852
Emera, Inc. 9,023 334
Enbridge, Inc. 47,239 1,841
George Weston, Ltd. 4,307 474
Great-West Lifeco, Inc.(Ñ) 16,734 387
iA Financial Corp., Inc. 7,435 414
Kinross Gold Corp. 107,077 389
Loblaw Cos., Ltd. 10,235 838
Metro, Inc. Class A 29,493 1,545
National Bank of Canada 21,403 1,457
Open Text Corp. 13,314 386
Royal Bank of Canada - GDR 94,759 8,768
Stantec, Inc. 63,218 3,093
Sun Life Financial, Inc. 124,367 5,282
TC Energy Corp.(Æ) 30,063 1,321
TELUS Corp. 37,210 777
Thomson Reuters Corp.(Æ) 6,472 688
Toronto-Dominion Bank (The) 121,412 7,770
69,534
China - 1.3%
Alibaba Group Holding, Ltd.(Æ) 542,500 4,319
Baidu, Inc. Class A(Æ) 97,650 937
BYD Co., Ltd. Class H 95,500 2,139
Dongfeng Motor Group Co., Ltd. Class
H 3,116,000 1,410
Tencent Holdings, Ltd. 243,488 6,389
Trip.com Group, Ltd. - ADR(Æ) 117,799 2,666
Xinyi Glass Holdings, Ltd. 398,000 512
18,372
Denmark - 1.4%
AP Moller - Maersk A/S Class B 1,454 3,036
Carlsberg A/S Class B 5,612 661
Chr Hansen Holding A/S 10,196 565
Coloplast A/S Class B 5,108 569
Danske Bank A/S 191,615 3,089
DSV A/S 19,420 2,625
Novo Nordisk A/S Class B 82,375 8,952
Novozymes A/S Class B 9,013 473
Tryg A/S 17,558 380
20,350
Finland - 1.7%
Elisa OYJ 38,662 1,868
Kone OYJ Class B 64,366 2,634
Neste OYJ 9,166 401

Russell Investment Company
International Developed Markets Fund
Schedule of Investments, continued — October 31, 2022
See accompanying notes which are an integral part of the financial statements.
108 International Developed Markets Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Nokia OYJ 2,246,172 9,972
Nordea Bank Abp 98,132 938
Orion OYJ Class B 10,943 504
Sampo OYJ Class A 77,566 3,545
UPM-Kymmene OYJ 124,682 4,175
Wartsila OYJ Abp Class B 200,675 1,366
25,403
France - 9.6%
Accor SA(Æ) 334,783 8,009
Air Liquide SA Class A 6,929 905
Airbus Group SE 42,822 4,637
Amundi SA(Þ) 86,592 4,083
AXA SA 203,464 5,021
BNP Paribas SA 64,193 3,007
Bouygues SA - ADR 77,156 2,200
Bureau Veritas SA 132,760 3,286
Capgemini SE 20,434 3,353
Carrefour SA 171,973 2,766
Cie de Saint-Gobain SA 81,264 3,320
Danone SA 14,289 711
Dassault Aviation SA 30,152 4,478
Dassault Systemes SE 13,645 457
Edenred 15,670 804
Eiffage SA 6,093 551
Engie SA 321,579 4,177
Euroapi SA(Æ) 4,355 76
Gecina SA(ö) 3,789 338
Hermes International 954 1,236
Legrand SA - ADR 5,647 430
L'Oreal SA 20,852 6,547
LVMH Moet Hennessy Louis Vuitton
SE - ADR 21,656 13,662
Michelin (CGDE) 339,732 8,654
Orange SA - ADR 324,490 3,096
Pernod Ricard SA 4,965 871
Publicis Groupe SA - ADR 82,752 4,635
Remy Cointreau SA 3,134 480
Renault SA(Æ) 66,239 2,040
Rexel SA Class H(Æ) 659,326 11,782
Sanofi - ADR 145,697 12,580
Schneider Electric SE 42,827 5,420
SCOR SE - ADR 136,457 2,053
SEB SA 3,567 232
Societe Generale SA 118,828 2,724
Teleperformance - GDR 2,683 719
Total SE 169,161 9,245
Vinci SA 13,553 1,246
Vivendi SE - ADR 92,667 758
140,589
Germany - 4.5%
adidas AG 44,099 4,314
Allianz SE 8,727 1,571
BASF SE 117,594 5,279
Beiersdorf AG 5,386 517
Brenntag SE 12,431 755
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Ceconomy AG 197,261 321
Continental AG 25,703 1,333
Covestro AG(Þ) 231,384 7,878
Daimler Truck Holding AG(Æ) 347,977 9,285
Deutsche Boerse AG 27,724 4,511
Deutsche Telekom AG 95,345 1,806
E.ON SE 68,578 574
Fresenius Medical Care AG & Co. 127,902 3,538
Fresenius SE & Co. KGaA 117,649 2,709
Hannover Rueck SE 16,585 2,701
HeidelbergCement AG 63,815 2,942
Henkel AG & Co. KGaA 9,133 537
Infineon Technologies AG - ADR 102,260 2,490
LEG Immobilien SE 8,500 555
Mercedes-Benz Group AG 32,874 1,904
Muenchener Rueckversicherungs-
Gesellschaft AG 19,666 5,196
SAP SE - ADR 12,985 1,253
Siemens AG 26,436 2,890
Symrise AG 6,464 660
Vonovia SE 14,774 327
65,846
Hong Kong - 2.7%
AIA Group, Ltd. 1,090,775 8,237
CK Asset Holdings, Ltd. 504,657 2,791
CK Hutchison Holdings, Ltd. Class B 77,631 385
CK Infrastructure Holdings, Ltd. 39,000 185
CLP Holdings, Ltd. 502,500 3,371
Galaxy Entertainment Group, Ltd. 989,883 4,511
Hang Seng Bank, Ltd. 182,400 2,564
Hong Kong Exchanges & Clearing, Ltd. 52,800 1,402
Link Real Estate Investment Trust(ö) 91,400 541
Power Assets Holdings, Ltd. 349,000 1,670
Sun Hung Kai Properties, Ltd. 43,000 463
Techtronic Industries Co., Ltd. 1,284,739 12,119
WH Group, Ltd.(Þ) 1,313,500 663
38,902
India - 1.5%
Canara Bank 437,095 1,532
Housing Development Finance Corp.,
Ltd. 499,130 14,880
Oil & Natural Gas Corp., Ltd. 582,048 944
Reliance Industries, Ltd. - GDR(Þ) 65,904 4,029
21,385
Indonesia - 0.1%
Bank Mandiri Persero Tbk PT 2,804,996 1,898
Ireland - 1.3%
AIB Group PLC 467,096 1,350
Bank of Ireland Group PLC 684,014 4,926
CRH PLC 12,422 447
Kerry Group PLC Class A 103,156 8,965
Ryanair Holdings PLC - ADR(Æ) 42,506 2,928
18,616

Russell Investment Company
International Developed Markets Fund
Schedule of Investments, continued — October 31, 2022
See accompanying notes which are an integral part of the financial statements.
International Developed Markets Fund 109
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Israel - 0.2%
Bank Hapoalim BM 78,886 760
Bank Leumi Le-Israel BM 73,011 696
Check Point Software Technologies,
Ltd.(Æ) 6,170 798
Israel Discount Bank, Ltd. Class A 93,084 529
Mizrahi Tefahot Bank, Ltd. 12,573 475
3,258
Italy - 2.3%
Assicurazioni Generali SpA 199,551 2,996
BPER Banca SpA 691,280 1,279
Davide Campari-Milano SpA(Æ) 358,341 3,223
Enel SpA 1,277,875 5,714
Eni SpA - ADR 360,684 4,746
FinecoBank Banca Fineco SpA 582,207 7,863
Moncler SpA 48,011 2,073
Recordati SpA 9,519 358
Snam Rete Gas SpA 107,597 479
Terna Rete Elettrica Nazionale SpA 40,469 269
UniCredit SpA 367,709 4,567
33,567
Japan - 16.7%
Ajinomoto Co., Inc. 25,994 715
Alfresa Holdings Corp. 82,300 947
Alps Alpine Co., Ltd. 116,100 996
Astellas Pharma, Inc. 300,900 4,139
Benesse Holdings, Inc. 7,900 117
Bridgestone Corp. 57,600 2,076
Brother Industries, Ltd. 45,700 777
Canon, Inc. 222,200 4,728
Casio Computer Co., Ltd. 32,000 278
Concordia Financial Group, Ltd. 185,200 564
Dai-ichi Life Holdings, Inc. 152,025 2,405
Daiichi Sankyo Co., Ltd. 145,300 4,659
Daito Trust Construction Co., Ltd. 17,100 1,691
Daiwa House Industry Co., Ltd. 39,900 808
Daiwa House REIT Investment Corp.(ö) 147 297
Daiwa Securities Group, Inc. 153,600 598
DeNA Co., Ltd. 78,100 1,019
Eisai Co., Ltd. 57,610 3,474
Fuji Media Holdings, Inc. 26,900 187
FUJIFILM Holdings Corp. 10,900 498
Fukuoka Financial Group, Inc. 126,600 2,148
Hino Motors, Ltd. 295,200 1,226
Honda Motor Co., Ltd. 227,458 5,157
Iida Group Holdings Co., Ltd. 130,400 1,811
Inpex Corp. 189,600 1,937
Isuzu Motors, Ltd. 692,500 8,117
ITOCHU Corp. 46,900 1,213
Japan Airlines Co., Ltd.(Æ) 84,200 1,569
Japan Exchange Group, Inc. 116,800 1,534
Japan Post Holdings Co., Ltd. 144,000 967
Japan Real Estate Investment Corp.(ö) 72 302
Japan Tobacco, Inc. 329,000 5,451
JGC Holdings Corp. 111,900 1,347
Kajima Corp. 35,000 330
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Kansai Electric Power Co., Inc. (The) 98,700 745
Kao Corp. 103,800 3,895
KDDI Corp. 204,400 6,036
Keyence Corp. 26,500 9,987
Kirin Holdings Co., Ltd. 125,600 1,847
Komatsu, Ltd. 374,300 7,164
Kyocera Corp. 91,400 4,562
Lion Corp. 42,100 426
Makita Corp. 81,153 1,483
McDonald's Holdings Co. Japan, Ltd. 28,000 972
Medipal Holdings Corp. 69,000 855
MEIJI Holdings Co., Ltd. 55,900 2,299
Menicon Co., Ltd. 73,200 1,253
Mitsubishi Corp. 31,100 843
Mitsubishi Electric Corp. 361,700 3,185
Mitsubishi Estate Co., Ltd. 210,300 2,644
Mitsubishi Heavy Industries, Ltd. 33,000 1,136
Mitsubishi UFJ Financial Group, Inc. 784,422 3,719
Mitsubishi UFJ Lease & Finance Co.,
Ltd. 242,400 1,039
Mitsui & Co., Ltd. 104,400 2,311
Mizuho Financial Group, Inc. 57,300 618
MS&AD Insurance Group Holdings,
Inc. 164,900 4,369
Murata Manufacturing Co., Ltd. 37,210 1,825
Nidec Corp. 44,000 2,426
Nikon Corp. 124,700 1,206
Nintendo Co., Ltd. 94,200 3,839
Nippon Building Fund, Inc.(ö) 131 583
Nippon Prologis REIT, Inc.(ö) 128 268
Nippon Telegraph & Telephone Corp. 37,464 1,031
Nippon Television Holdings, Inc. 93,500 698
Nissan Motor Co., Ltd. 474,000 1,511
Nitori Holdings Co., Ltd. 3,300 299
Nitto Denko Corp. 30,800 1,621
Nomura Holdings, Inc. 269,400 874
Obayashi Corp. 50,500 324
Oji Holdings Corp. 215,600 747
Ono Pharmaceutical Co., Ltd. 205,492 4,830
ORIX Corp. 5,900 86
Orix JREIT, Inc.(ö) 262 351
Osaka Gas Co., Ltd. 41,800 616
Otsuka Corp. 19,000 598
Otsuka Holdings Co., Ltd. 123,000 3,942
Pigeon Corp. 25,300 331
Resona Holdings, Inc. 1,678,900 6,317
SCSK Corp. 20,500 302
Secom Co., Ltd. 14,200 809
Sekisui Chemical Co., Ltd. 83,500 1,041
Sekisui House, Ltd. 50,700 843
Seven & i Holdings Co., Ltd. 28,000 1,045
Shimamura Co., Ltd. 7,238 586
Shimizu Corp. 107,000 533
Shin-Etsu Chemical Co., Ltd. 113,794 11,882
Shiseido Co., Ltd. 157,100 5,443
SMC Corp. 5,700 2,294
SoftBank Corp. 53,200 524

Russell Investment Company
International Developed Markets Fund
Schedule of Investments, continued — October 31, 2022
See accompanying notes which are an integral part of the financial statements.
110 International Developed Markets Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Sohgo Security Services Co., Ltd. 27,100 676
Sony Group Corp. 44,050 2,983
Stanley Electric Co., Ltd. 85,923 1,460
Subaru Corp. 378,488 5,890
Sumitomo Electric Industries, Ltd. 210,400 2,197
Sumitomo Heavy Industries, Ltd. 62,300 1,179
Sumitomo Mitsui Financial Group, Inc. 148,000 4,152
Sumitomo Mitsui Trust Holdings, Inc. 100,700 2,895
Sumitomo Rubber Industries, Ltd. 97,400 835
Suntory Beverage & Food, Ltd. 11,200 375
T&D Holdings, Inc. 436,800 4,307
Taiheiyo Cement Corp. 63,000 856
Taisei Corp. 21,800 593
Takeda Pharmaceutical Co., Ltd. 224,700 5,953
THK Co., Ltd. 85,200 1,487
Tokio Marine Holdings, Inc. 40,500 732
Tokyo Electron, Ltd. 30,356 8,028
Tokyo Gas Co., Ltd. 52,500 934
Toray Industries, Inc. 587,700 2,847
Toyota Motor Corp. 146,600 2,033
Trend Micro, Inc. 33,600 1,692
Tsuruha Holdings, Inc. 23,600 1,371
USS Co., Ltd. 42,900 647
Yakult Honsha Co., Ltd. 7,300 404
Yamaha Motor Co., Ltd. 107,300 2,214
Yamato Holdings Co., Ltd. 159,584 2,362
244,197
Jersey - 0.2%
Glencore PLC 531,160 3,036
Luxembourg - 0.7%
ArcelorMittal SA(Æ) 209,126 4,682
Eurofins Scientific SE 78,915 5,046
RTL Group SA 30,155 1,024
10,752
Malaysia - 0.1%
CIMB Group Holdings BHD 1,305,029 1,523
Mexico - 0.4%
Grupo Televisa SAB - ADR 1,181,187 6,201
Netherlands - 5.5%
ABN AMRO Bank NV(Þ) 282,897 2,780
Adyen NV(Æ)(Þ) 1,720 2,464
Akzo Nobel NV 5,477 337
ASML Holding NV 12,154 5,729
Euronext NV(Þ) 8,975 570
Ferrari NV 18,601 3,671
Heineken Holding NV 8,668 592
Heineken NV 168,069 14,051
ING Groep NV 939,676 9,230
Koninklijke Ahold Delhaize NV 39,774 1,110
Koninklijke DSM NV 1,943 229
Koninklijke Philips NV 271,620 3,439
NN Group NV 13,617 576
PostNL NV - ADR 243,727 382
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Randstad NV 177,856 8,855
Shell PLC 729,868 20,221
Universal Music Group NV 281,597 5,518
VEON, Ltd.(Æ) 618,035 198
Wolters Kluwer NV 7,557 803
80,755
New Zealand - 0.4%
Fisher & Paykel Healthcare Corp., Ltd. 446,284 5,080
Spark New Zealand, Ltd. 358,727 1,067
6,147
Norway - 0.4%
DNB Bank ASA 31,767 561
Gjensidige Forsikring ASA 20,127 367
Mowi ASA 126,598 1,886
Norsk Hydro ASA 71,010 450
Orkla ASA 235,243 1,585
Telenor ASA 63,543 577
5,426
Portugal - 0.1%
Energias de Portugal SA 65,182 285
Jeronimo Martins SGPS SA 36,003 746
1,031
Russia - 0.0%
Gazprom PJSC(Š) 607,370 —
Lukoil PJSC(Š) 10,952 —
Mobile TeleSystems PJSC - ADR(Š) 145,363 —
Sberbank of Russia PJSC(Æ)(Š) 415,116 —
—
Singapore - 0.4%
DBS Group Holdings, Ltd. 91,946 2,220
Oversea-Chinese Banking Corp., Ltd. 92,460 792
Singapore Exchange, Ltd. 41,400 246
Singapore Technologies Engineering,
Ltd. 124,800 291
United Overseas Bank, Ltd. 27,900 547
Venture Corp., Ltd. 96,200 1,084
5,180
South Africa - 0.1%
MTN Group, Ltd. 64,302 455
Old Mutual, Ltd. 1,682,419 957
1,412
South Korea - 1.5%
Coway Co., Ltd. 33,730 1,306
Hankook Tire & Technology Co., Ltd. 38,453 984
Hyundai Mobis Co., Ltd. 13,066 2,005
KB Financial Group, Inc. 92,899 3,125
KT Corp. - ADR 214,776 2,730
LG Energy Solution, Ltd.(Æ) 8,295 3,068
Samsung Electronics Co., Ltd. 104,231 4,334

Russell Investment Company
International Developed Markets Fund
Schedule of Investments, continued — October 31, 2022
See accompanying notes which are an integral part of the financial statements.
International Developed Markets Fund 111
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Shinhan Financial Group Co., Ltd. 199,912 5,086
22,638
Spain - 2.0%
Amadeus IT Group SA Class A(Æ) 110,275 5,740
CaixaBank SA 1,821,488 6,036
Cellnex Telecom SA(Þ) 221,915 7,252
Enagas SA 35,532 577
Endesa SA - ADR 88,534 1,478
Iberdrola SA 163,658 1,662
Industria de Diseno Textil SA(Ñ) 226,713 5,135
Red Electrica Corp. SA 41,050 663
Telefonica SA - ADR 138,514 479
29,022
Sweden - 2.2%
Alleima AB(Æ) 75,210 256
Assa Abloy AB Class B 199,604 4,028
Atlas Copco AB(Æ) 195,104 2,083
Boliden AB(Æ) 75,427 2,194
Essity Aktiebolag Class B 34,279 724
Hexagon AB(Æ) 614,521 6,070
Investor AB Class B 31,281 510
Kinnevik AB Class B(Æ) 15,109 186
Sandvik AB 376,051 5,879
Securitas AB Class B 52,756 432
Skandinaviska Enskilda Banken AB
Class A 57,071 602
Skanska AB Class B 25,636 398
SKF AB Class B 182,639 2,641
Svenska Handelsbanken AB Class A 59,821 556
Swedbank AB Class A 27,731 413
Swedish Match AB 509,813 5,245
32,217
Switzerland - 9.1%
ABB, Ltd. 117,527 3,263
Accelleron Industries AG(Æ) 5,876 100
Adecco Group AG 90,028 2,814
Alcon, Inc. 47,138 2,867
Baloise Holding AG 3,218 439
Barry Callebaut AG 177 335
Chocoladefabriken Lindt & Spruengli
AG 78 1,274
Cie Financiere Richemont SA Class A 30,428 2,976
Credit Suisse Group AG Class A 328,212 1,350
EMS-Chemie Holding AG 1,802 1,135
Geberit AG 1,012 449
Givaudan SA 199 593
Julius Baer Group, Ltd. 90,287 4,332
Kuehne & Nagel International AG 1,694 361
LafargeHolcim, Ltd.(Æ) 75,079 3,406
Lonza Group AG 7,012 3,605
Nestle SA 210,130 22,871
Novartis AG 205,229 16,634
Partners Group Holding AG 7,446 6,674
Roche Holding AG 50,546 16,872
Schindler Holding AG 4,425 712
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
SGS SA 1,561 3,441
Sika AG 3,217 724
Swatch Group AG (The) Class B 11,088 2,493
Swiss Life Holding AG 1,024 495
Swiss Prime Site AG Class A 7,408 597
Swisscom AG 8,336 4,116
UBS Group AG 1,425,452 22,569
Zurich Insurance Group AG 12,798 5,457
132,954
Taiwan - 2.0%
Catcher Technology Co., Ltd. 320,000 1,680
Hon Hai Precision Industry Co., Ltd. 3,244,241 10,295
Taiwan Semiconductor Manufacturing
Co., Ltd. 572,000 6,884
Taiwan Semiconductor Manufacturing
Co., Ltd. - ADR 160,296 9,866
28,725
Thailand - 0.2%
Kasikornbank PCL 670,700 2,575
Turkey - 0.1%
Turk Telekomunikasyon AS 1,090,778 726
Turkcell Iletisim Hizmetleri AS 753,446 1,038
1,764
United Kingdom - 10.5%
Anglo American PLC 216,819 6,486
AstraZeneca PLC 66,808 7,838
Aviva PLC 520,573 2,493
Babcock International Group PLC(Æ) 289,890 916
BAE Systems PLC 64,898 606
Barclays PLC 1,416,105 2,411
Barratt Developments PLC 70,683 305
Berkeley Group Holdings PLC 33,764 1,344
BP PLC 1,371,015 7,606
British American Tobacco PLC 1,609 63
British Land Co. PLC (The)(ö) 246,768 1,034
BT Group PLC 1,399,055 2,080
Centrica PLC 394,950 347
Compass Group PLC 370,711 7,807
Croda International PLC(Æ) 9,335 723
Diageo PLC 130,797 5,392
Direct Line Insurance Group PLC 273,501 633
easyJet PLC(Æ) 367,567 1,468
Endeavour Mining PLC 56,840 1,011
Experian PLC 40,577 1,290
Ferguson PLC 3,381 368
Haleon PLC(Æ) 3,881,944 11,923
Halma PLC 17,565 425
HSBC Holdings PLC 1,304,191 6,690
Intermediate Capital Group PLC(Æ) 167,480 2,036
Intertek Group PLC 12,220 512
J Sainsbury PLC 2,984,747 6,650
John Wood Group PLC(Æ) 1,466,682 2,343
Johnson Matthey PLC 12,462 276
Kingfisher PLC 395,234 991

Russell Investment Company
International Developed Markets Fund
Schedule of Investments, continued — October 31, 2022
See accompanying notes which are an integral part of the financial statements.
112 International Developed Markets Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Land Securities Group PLC(ö) 169,524 1,108
Legal & General Group PLC 187,324 500
Linde PLC 44,156 13,211
Lloyds Banking Group PLC 940,284 452
Marks & Spencer Group PLC(Æ) 256,695 311
Natwest Group PLC 867,552 2,330
Persimmon PLC Class A 53,218 797
Reckitt Benckiser Group PLC 45,275 3,000
RELX PLC 56,726 1,525
Sage Group PLC (The) 59,724 497
Scottish & Southern Energy PLC 58,109 1,037
Segro PLC(ö) 290,062 2,609
Smith & Nephew PLC 45,601 540
Spirax-Sarco Engineering PLC 3,538 436
St. James's Place PLC 155,726 1,898
Standard Chartered PLC 1,174,655 7,008
Taylor Wimpey PLC 275,724 296
TechnipFMC PLC(Æ) 405,181 4,291
Tesco PLC 2,097,546 5,171
Travis Perkins PLC 351,885 3,320
Unilever PLC 138,935 6,320
United Utilities Group PLC 29,151 314
Vodafone Group PLC 1,122,056 1,308
Wausau Paper Corp. 333,379 2,925
Weir Group PLC (The) 468,901 8,176
153,447
United States - 4.5%
Accenture PLC Class A 43,983 12,487
Allegion PLC 83,835 8,783
Amdocs, Ltd. 61,047 5,269
Aon PLC Class A 35,823 10,084
CSL, Ltd. 7,574 1,357
GSK Finance No. 3 PLC 52,643 863
James Hardie Industries PLC 79,045 1,737
Las Vegas Sands Corp.(Æ) 61,327 2,331
Lululemon Athletica, Inc.(Æ) 11,895 3,914
Schlumberger, Ltd. 359,914 18,726
65,551
Total Common Stocks
(cost $1,604,716) 1,354,099
Preferred Stocks - 1.7%
Germany - 1.1%
Henkel AG & Co. KGaA
2.780% (Ÿ) 41,711 2,629
Porsche Automobil Holding SE
4.504% (Ÿ) 5,196 291
Sartorius AG
0.332% (Ÿ) 17,263 6,093
Volkswagen AG
5.508% (Ÿ) 59,647 7,624
16,637
South Korea - 0.6%
Samsung Electronics Co., Ltd.
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
2.491% (Ÿ) 232,134 8,668
Total Preferred Stocks
(cost $31,883) 25,305
Warrants and Rights - 0.0%
Australia - 0.0%
Magellan Financial Group, Ltd.(Æ)
2027 Warrants 2,175 —
Total Warrants and Rights
(cost $—) —
Short-Term Investments - 2.5%
United States - 2.5%
U.S. Cash Management Fund(@) 35,964,823 (∞) 35,951
Total Short-Term Investments
(cost $35,952) 35,951
Other Securities - 0.5%
U.S. Cash Collateral Fund(@)(×) 6,647,009 (∞) 6,647
Total Other Securities
(cost $6,647) 6,647
Total Investments - 97.5%
(identified cost $1,679,198) 1,422,002
Other Assets and Liabilities,
Net - 2.5%
37,215
Net Assets - 100.0%
1,459,217

Russell Investment Company
International Developed Markets Fund
Schedule of Investments, continued — October 31, 2022
See accompanying notes which are an integral part of the financial statements.
International Developed Markets Fund 113
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
2.0%
ABN AMRO Bank NV 10/03/19 EUR 282,897 15 .51 4,388
2,780
Adyen NV 07/25/19 EUR 1,720 933 .05 1,605
2,464
Amundi SA 02/28/19 EUR 86,592 64 .41 5,577
4,083
Cellnex Telecom SA 02/27/18 EUR 221,915 42 .83 9,504
7,252
Covestro AG 06/26/19 EUR 231,384 42 .81 9,905
7,878
Euronext NV 04/29/22 EUR 8,975 81 .03 727
570
Reliance Industries, Ltd. 10/21/20 USD 65,904 59 .07 3,893
4,029
WH Group, Ltd. 06/26/19 HKD 1,313,500 0 .80 1,046 663
29,719
For a description of restricted securities see note 8 in the Notes to Financial Statements.
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
Amsterdam Index Futures 10 EUR 1,338 11/22
50
CAC40 Euro Index Futures 55 EUR 3,448 11/22
95
Dow Jones Index Futures 7 EUR 2,325 12/22
157
EURO STOXX 50 Index Futures 53 EUR 1,917 12/22
131
FTSE 100 Index Futures 338 GBP 24,023 12/22
(736)
FTSE/MIB Index Futures 7 EUR 789 12/22
44
IBEX 35 Index Futures 10 EUR 795 11/22
36
OMXS30 Index Futures 44 SEK 8,637 11/22
12
S&P/TSX 60 Index Futures 579 CAD 136,366 12/22
(69)
SPI 200 Index Futures 602 AUD 103,183 12/22
(754)
TOPIX Index Futures 309 JPY 5,951,340 12/22 565
Short Positions
Hang Seng Index Futures 15 HKD 10,978 11/22
58
MSCI Emerging Markets Index Futures 2,649 USD 113,059 12/22
16,557
MSCI Singapore Index Futures 44 SGD 1,223 11/22
(33)
S&P 500 E-Mini Index Futures 316 USD 61,351 12/22 1,281
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å) 17,394
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Bank of America USD 8,465 CHF 8,200 12/21/22 (227)
Bank of America USD 132 HKD 1,036 11/01/22 —
Bank of America USD 9,794 JPY 1,400,000 12/21/22 (321)
Bank of America USD 521 TRY 9,700 11/02/22 —
Bank of America CHF 390 USD 392 11/01/22 2
Bank of America DKK 4,523 USD 604 11/01/22 3
Bank of America EUR 1,005 USD 998 11/01/22 6
Bank of America GBP 1,819 USD 2,104 11/01/22 19

Russell Investment Company
International Developed Markets Fund
Schedule of Investments, continued — October 31, 2022
See accompanying notes which are an integral part of the financial statements.
114 International Developed Markets Fund
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Bank of America JPY 874,648 USD 5,930 11/01/22 48
Bank of America JPY 17,304 USD 116 11/02/22 —
Bank of America TRY 9,700 USD 521 11/01/22 —
Bank of America TRY 9,700 USD 521 11/02/22 —
Bank of Montreal USD 12,649 AUD 18,703 12/21/22 (667)
Bank of Montreal USD 23,441 CAD 30,822 12/21/22 (805)
Bank of Montreal USD 3,801 DKK 28,060 12/21/22 (60)
Bank of Montreal USD 6,669 GBP 5,752 12/21/22 (61)
Bank of Montreal USD 6,443 JPY 911,148 12/21/22 (277)
Bank of Montreal CHF 6,780 USD 7,117 12/21/22 305
Bank of Montreal EUR 3,579 USD 3,604 12/21/22 52
Bank of New York USD 12,643 AUD 18,703 12/21/22 (660)
Bank of New York USD 23,452 CAD 30,822 12/21/22 (815)
Bank of New York USD 3,800 DKK 28,060 12/21/22 (59)
Bank of New York USD 6,672 GBP 5,752 12/21/22 (65)
Bank of New York USD 6,451 JPY 911,148 12/21/22 (285)
Bank of New York CHF 6,780 USD 7,118 12/21/22 307
Bank of New York EUR 3,579 USD 3,604 12/21/22 52
HSBC USD 12,612 AUD 18,703 12/21/22 (630)
HSBC USD 23,388 CAD 30,822 12/21/22 (751)
HSBC USD 3,797 DKK 28,060 12/21/22 (56)
HSBC USD 6,670 GBP 5,752 12/21/22 (63)
HSBC USD 6,446 JPY 911,148 12/21/22 (280)
HSBC CHF 6,780 USD 7,111 12/21/22 300
HSBC EUR 3,579 USD 3,601 12/21/22 49
JPMorgan Chase USD 12,646 AUD 18,703 12/21/22 (663)
JPMorgan Chase USD 23,445 CAD 30,822 12/21/22 (807)
JPMorgan Chase USD 3,797 DKK 28,060 12/21/22 (57)
JPMorgan Chase USD 6,672 GBP 5,752 12/21/22 (64)
JPMorgan Chase USD 6,451 JPY 911,148 12/21/22 (285)
JPMorgan Chase CHF 6,780 USD 7,118 12/21/22 307
JPMorgan Chase EUR 3,579 USD 3,601 12/21/22 49
Royal Bank of Canada USD 12,621 AUD 18,703 12/21/22 (638)
Royal Bank of Canada USD 23,392 CAD 30,822 12/21/22 (754)
Royal Bank of Canada USD 3,798 DKK 28,060 12/21/22 (58)
Royal Bank of Canada USD 6,668 GBP 5,752 12/21/22 (60)
Royal Bank of Canada USD 6,449 JPY 911,148 12/21/22 (283)
Royal Bank of Canada USD 11,188 JPY 1,600,000 12/21/22 (361)
Royal Bank of Canada CAD 470 USD 345 11/01/22 1
Royal Bank of Canada CHF 6,780 USD 7,116 12/21/22 304
Royal Bank of Canada EUR 3,579 USD 3,603 12/21/22 51
Royal Bank of Canada EUR 11,100 USD 11,148 12/21/22 133
State Street USD 1,165 KRW 1,652,959 11/01/22 (4)
State Street USD 9,582 NOK 96,290 12/21/22 (304)
State Street USD 16,229 SEK 172,387 12/21/22 (552)
State Street USD 299 SGD 420 12/21/22 (3)
State Street HKD 2,290 USD 292 12/21/22 —
State Street NZD 7,900 USD 4,758 12/21/22 163
State Street TWD 8,822 USD 274 11/01/22 —
State Street TWD 10,196 USD 317 11/01/22 —
State Street TWD 12,313 USD 382 11/01/22 —
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts (8,824)

Russell Investment Company
International Developed Markets Fund
Schedule of Investments, continued — October 31, 2022
See accompanying notes which are an integral part of the financial statements.
International Developed Markets Fund 115
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total % of Net Assets
Common Stocks
Argentina $ 379 $ — $ —
$ —
$ 379 — *
Australia — 37,62 4 2
—
37,626 2.6
Austria — 6,995 —
—
6,995 0.5
Belgium — 5,349 —
—
5,349 0.4
Brazil 10,898 579 —
—
11,477 0.8
Canada 69,534 — —
—
69,534 4.8
China 2,666 15,706 —
—
18,372 1.3
Denmark — 20,350 —
—
20,350 1.4
Finland — 25,403 —
—
25,403 1.7
France — 140,589 —
—
140,589 9.6
Germany — 65,846 —
—
65,846 4.5
Hong Kong — 38,902 —
—
38,902 2.7
India — 21,385 —
—
21,385 1.5
Indonesia — 1,898 —
—
1,898 0.1
Ireland 2,928 15,688 —
—
18,616 1.3
Israel 797 2,461 —
—
3,258 0.2
Italy — 33,567 —
—
33,567 2.3
Japan — 244,197 —
—
244,197 16.7
Jersey — 3,036 —
—
3,036 0.2
Luxembourg — 10,752 —
—
10,752 0.7
Malaysia — 1,523 —
—
1,523 0.1
Mexico 6,201 — —
—
6,201 0.4
Netherlands 198 80,557 —
—
80,755 5.5
New Zealand — 6,147 —
—
6,147 0.4
Norway — 5,426 —
—
5,426 0.4
Portugal — 1,031 —
—
1,031 0.1
Russia — — —
—
— —
Singapore — 5,180 —
—
5,180 0.4
South Africa — 1,412 —
—
1,412 0.1
South Korea 2,730 19,908 —
—
22,638 1.5
Spain — 29,022 —
—
29,022 2.0
Sweden — 32,217 —
—
32,217 2.2
Switzerland 100 132,854 —
—
132,954 9.1
Taiwan 9,866 18,859 —
—
28,725 2.0
Thailand — 2,575 —
—
2,575 0.2
Turkey — 1,764 —
—
1,764 0.1

Russell Investment Company
International Developed Markets Fund
Schedule of Investments, continued — October 31, 2022
See accompanying notes which are an integral part of the financial statements.
116 International Developed Markets Fund
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total % of Net Assets
United Kingdom 5 , 302 148,145 —
—
15 3 ,4 47 10. 5
United States 61,594 3,957 —
—
65,551 4.5
Preferred Stocks — 25,305 — — 25,305 1.7
Warrants and Rights — — — — — —*
Short-Term Investments — — — 35,951 35,951 2.5
Other Securities — — — 6,647 6,647 0.5
Total Investments 173,193 1,206,20 9 2 42,598 1,422,002 97.5
Other Assets and Liabilities, Net
2.5
100.0
Other Financial Instruments
Assets
Futures Contracts 18,986 — — — 18,986 1.3
Foreign Currency Exchange Contracts 78 2,073 — — 2,151 0.1
Liabilities
Futures Contracts (1,592) — — — (1,592) (0.1)
Foreign Currency Exchange Contracts (4) (10,971) — — (10,975) (0.8)
Total Other Financial Instruments
**
$ 17,468 $ (8,898) $ — $ — $ 8,570
* Less than 0.05% of net assets.
** Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of
Investments.
For a description of the Levels, see note 2 in the Notes to Financial Statements.
For a disclosure on transfers into and out of Level 3 during the period ended October 31, 2022, see note 2 in the Notes to
Financial Statements.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value for the period ended
October 31, 2022, were less than 1% of net assets.
Amounts in thousands
Sector Exposure
Fair Value
$
Common Stocks
Consumer Discretionary ....................................................................
196,569
Consumer Staples ...............................................................................
110,572
Energy ................................................................................................
84,889
Financial Services ..............................................................................
320,505
Health Care ........................................................................................
126,967
Materials and Processing ...................................................................
132,486
Producer Durables ..............................................................................
188,265
Technology .........................................................................................
135,366

Russell Investment Company
International Developed Markets Fund
Schedule of Investments, continued — October 31, 2022
See accompanying notes which are an integral part of the financial statements.
International Developed Markets Fund 117
Utilities ...............................................................................................
58,480
Preferred Stocks
Consumer Discretionary ....................................................................
7,915
Consumer Staples ...............................................................................
2,629
Technology .........................................................................................
14,761
Warrants and Rights ...................................................................
—
Short-Term Investments .............................................................
35,951
Other Securities ...........................................................................
6,647
Total Investments ............................................................................... 1,422,002

See accompanying notes which are an integral part of the financial statements.
118 International Developed Markets Fund
Russell Investment Company
International Developed Markets Fund
Fair Value of Derivative Instruments — October 31, 2022
Amounts in thousands
Derivatives not accounted for as hedging instruments
Equity
Contracts
Foreign
Currency
Contracts
Location: Statement of Assets and Liabilities - Assets
Unrealized appreciation on foreign currency exchange contracts $ — $ 2,151
Variation margin on futures contracts* 18,986 —
Total
$ 18,986 $ 2,151
Location: Statement of Assets and Liabilities - Liabilities
Variation margin on futures contracts* $ 1,592 $ —
Unrealized depreciation on foreign currency exchange contracts — 10,975
Total
$ 1,592 $ 10,975
Derivatives not accounted for as hedging instruments
Equity
Contracts
Foreign
Currency
Contracts
Location: Statement of Operations - Net realized gain (loss)
Futures contracts $ 30,201 $ —
Foreign currency exchange contracts — (38,231)
Total
$ 30,201 $ (38,231)
Location: Statement of Operations - Net change in unrealized appreciation (depreciation)
Futures contracts $ 13,619 $ —
Foreign currency exchange contracts — (9,211)
Total
$ 13,619 $ (9,211)
* Includes cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the
Statement of Assets and Liabilities.
For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

Russell Investment Company
International Developed Markets Fund
Balance Sheet Offsetting of Financial and Derivative Instruments —
October 31, 2022
See accompanying notes which are an integral part of the financial statements.
International Developed Markets Fund 119
Amounts in thousands
Offsetting of Financial Assets and Derivative Assets
Description Location: Statement of Assets and Liabilities - Assets
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statement
of Assets
and
Liabilities
Net Amounts
of Assets
Presented in
the Statement
of Assets and
Liabilities
Securities on Loan* Investments, at fair value $ 6,147 $ — $ 6,147
Foreign Currency Exchange Contracts Unrealized appreciation on foreign currency exchange contracts 2,151 — 2,151
Total Financial and Derivative Assets
8,298 — 8,298
Financial and Derivative Assets not subject to a netting agreement
(79) — (79)
Total Financial and Derivative Assets subject to a netting agreement
$ 8,219 $ — $ 8,219
Financial Assets, Derivative Assets, and Collateral Held by Counterparty
Gross Amounts Not Offset
in the Statement of Assets
and Liabilities
Counterparty
Net Amounts
of Assets
Presented in
the Statement
of Assets and
Liabilities
Financial
and
Derivative
Instruments
Collateral
Received^ Net Amount
Bank of America
$ 930 $ — $ 930 $ —
Bank of Montreal
357 357 — —
Bank of New York
359 359 — —
Barclays
347 — 347 —
HSBC
349 349 — —
JPMorgan Chase
356 356 — —
Royal Bank of Canada
489 489 — —
State Street
162 162 — —
UBS
4,870 — 4,870 —
Total
$ 8,219 $ 2,072 $ 6,147 $ —

Russell Investment Company
International Developed Markets Fund
Balance Sheet Offsetting of Financial and Derivative Instruments, continued
— October 31, 2022
See accompanying notes which are an integral part of the financial statements.
120 International Developed Markets Fund
Amounts in thousands
Offsetting of Financial Liabilities and Derivative Liabilities
Description Location: Statement of Assets and Liabilities - Liabilities
Gross
Amounts of
Recognized
Liabilities
Gross
Amounts
Offset in the
Statement
of Assets
and
Liabilities
Net Amounts
of Liabilities
Presented in
the Statement
of Assets and
Liabilities
Foreign Currency Exchange Contracts Unrealized depreciation on foreign currency exchange contracts $ 10,975 $ — $ 10,975
Total Financial and Derivative Liabilities
10,975 — 10,975
Financial and Derivative Liabilities not subject to a netting agreement
(4) — (4)
Total Financial and Derivative Liabilities subject to a netting agreement
$ 10,971 $ — $ 10,971
Financial Liabilities, Derivative Liabilities, and Collateral Pledged by Counterparty
Gross Amounts Not Offset
in the Statement of Assets
and Liabilities
Counterparty
Net Amounts
of Liabilities
Presented in
the Statement
of Assets and
Liabilities
Financial
and
Derivative
Instruments
Collateral
Pledged^ Net Amount
Bank of America $ 547 $ — $ — $ 547
Bank of Montreal 1,870 357 — 1,513
Bank of New York 1,884 359 — 1,525
HSBC 1,780 349 — 1,431
JPMorgan Chase 1,877 356 — 1,521
Royal Bank of Canada 2,155 489 — 1,666
State Street 858 162 — 696
Total
$ 10,971 $ 2,072 $ — $ 8,899
^      Collateral received or pledged amounts may not reconcile to those disclosed in the Statement of Assets and Liabilities due to the inclusion of off-Balance
Sheet collateral and adjustments made to exclude overcollateralization.
For further disclosure on derivatives and counterparty risk see note 2 in the Notes to Financial Statements.

Russell Investment Company
International Developed Markets Fund
See accompanying notes which are an integral part of the financial statements.
International Developed Markets Fund 121
Statement of Assets and Liabilities — October 31, 2022
Amounts in thousands
Assets
Investments, at identified cost ......................................................................................................................................................
$ 1,679,198
Investments, at fair value(*)(>) ....................................................................................................................................................
1,422,002
Foreign currency holdings(^) ....................................................................................................................................................... 1,745
Unrealized appreciation on foreign currency exchange contracts ............................................................................................... 2,151
Receivables:
Dividends and interest ...................................................................................................................................................... 3,781
Dividends from affiliated funds ....................................................................................................................................... 126
Investments sold ............................................................................................................................................................... 19,942
Fund shares sold ............................................................................................................................................................... 9 33
Foreign capital gains taxes recoverable ........................................................................................................................... 5,979
From broker(a) ................................................................................................................................................................. 10,063
Variation margin on futures contracts .............................................................................................................................. 17,408
Total assets ...............................................................................................................................................................
1,4 84 , 1 30
Liabilities
Payables:
Investments purchased ..................................................................................................................................................... 4,813
Fund shares redeemed ...................................................................................................................................................... 1 , 0 90
Accrued fees to affiliates .................................................................................................................................................. 1,059
Other accrued expenses .................................................................................................................................................... 329
Unrealized depreciation on foreign currency exchange contracts ............................................................................................... 10,975
Payable upon return of securities loaned ..................................................................................................................................... 6,647
Total liabilities ...........................................................................................................................................................
24 , 9 13
Net Assets ...............................................................................................................................................................
$ 1,459,217

Russell Investment Company
International Developed Markets Fund
See accompanying notes which are an integral part of the financial statements.
122 International Developed Markets Fund
Statement of Assets and Liabilities, continued — October 31, 2022
Amounts in thousands
Net Assets Consist of:
Total distributable earnings (losses) .............................................................................................................................................
$ (260, 7 34 )
Shares of beneficial interest .........................................................................................................................................................
440
Additional paid-in capital ............................................................................................................................................................
1,719, 5 11
Net Assets ...............................................................................................................................................................
$ 1,459,217
Net Asset Value
,
offering and redemption price per share:
Net asset value per share: Class A(#) ........................................................................................................................................... $ 33.13
Maximum offering price per share (Net asset value plus sales charge of 5.75%): Class A ..................................................... $ 35.15
Class A
—
Net assets ........................................................................................................................................................... $ 16,546,563
Class A
—
Shares outstanding ($.01 par value) .................................................................................................................. 499,451
Net asset value per share: Class C(#) ........................................................................................................................................... $ 33.35
Class C
—
Net assets ........................................................................................................................................................... $ 6,326,405
Class C
—
Shares outstanding ($.01 par value) .................................................................................................................. 189,720
Net asset value per share: Class M(#) .......................................................................................................................................... $ 33.18
Class M
—
Net assets .......................................................................................................................................................... $ 268,130,858
Class M
—
Shares outstanding ($.01 par value) .................................................................................................................. 8,081,130
Net asset value per share: Class S(#) ........................................................................................................................................... $ 33.20
Class S
—
Net assets ............................................................................................................................................................ $ 1,131,899,924
Class S
—
Shares outstanding ($.01 par value) ................................................................................................................... 34,098,000
Net asset value per share: Class Y(#) ........................................................................................................................................... $ 33.23
Class Y
—
Net assets ........................................................................................................................................................... $ 36,312,848
Class Y
—
Shares outstanding ($.01 par value) .................................................................................................................. 1,092,810
Amounts in thousands
(^)     Foreign currency holdings - cost $ 1,784
(*)     Securities on loan included in investments $ 6,147
(>)     Investments in affiliates, U.S. Cash Management Fund and U.S. Cash Collateral Fund $ 42,598
(a)     Receivable from Broker for Futures $ 10,063
(#) Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

Russell Investment Company
International Developed Markets Fund
See accompanying notes which are an integral part of the financial statements.
International Developed Markets Fund 123
Statement of Operations — For the Period Ended October 31, 2022
Amounts in thousands
Investment Income
Dividends ......................................................................................................................................................................... $ 58,781
Dividends from affiliated funds ....................................................................................................................................... 477
Securities lending income (net) ....................................................................................................................................... 190
Less foreign taxes withheld ............................................................................................................................................. (6,684)
Total investment income ..............................................................................................................................................................
52,764
Expenses
Advisory fees ................................................................................................................................................................... 12,396
Administrative fees .......................................................................................................................................................... 854
Custodian fees .................................................................................................................................................................. 396
Distribution fees - Class A ............................................................................................................................................... 49
Distribution fees - Class C ............................................................................................................................................... 59
Transfer agent fees - Class A ........................................................................................................................................... 40
Transfer agent fees - Class C ........................................................................................................................................... 16
Transfer agent fees - Class M .......................................................................................................................................... 638
Transfer agent fees - Class S ............................................................................................................................................ 2,744
Transfer agent fees - Class Y ........................................................................................................................................... 2
Professional fees .............................................................................................................................................................. 291
Registration fees ............................................................................................................................................................... 116
Shareholder servicing fees - Class C ............................................................................................................................... 20
Trustees’ fees .................................................................................................................................................................... 100
Printing fees ..................................................................................................................................................................... 117
Miscellaneous .................................................................................................................................................................. 54
Expenses before reductions .............................................................................................................................................. 17,892
Expense reductions .......................................................................................................................................................... (1,679)
Net expenses ................................................................................................................................................................................
16,213
Net investment income (loss) .......................................................................................................................................................
36,551
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments (net of foreign capital gains taxes of $152) ................................................................................................. (22,112)
Investments in affiliated funds ......................................................................................................................................... (9)
Futures contracts .............................................................................................................................................................. 30,201
Foreign currency exchange contracts ............................................................................................................................... (38,231)
Foreign currency-related transactions .............................................................................................................................. (2,337)
Net realized gain (loss) ................................................................................................................................................................
(32,488)
Net change in unrealized appreciation (depreciation) on:
Investments (net of deferred tax liability for foreign capital gains taxes of $327) .......................................................... (463,521)
Investments in affiliated funds ......................................................................................................................................... (1)
Futures contracts .............................................................................................................................................................. 13,619
Foreign currency exchange contracts ............................................................................................................................... (9,211)
Foreign currency-related transactions .............................................................................................................................. (1,139)
Net change in unrealized appreciation (depreciation) ................................................................................................................. (460,253)
Net realized and unrealized gain (loss) ........................................................................................................................................ (492,741)
Net Increase (Decrease) in Net Assets from Operations ....................................................................................
$ (456,190)

Russell Investment Company
International Developed Markets Fund
See accompanying notes which are an integral part of the financial statements.
124 International Developed Markets Fund
Statements of Changes in Net Assets
Amounts in thousands
For the Periods Ended October 31,
2022 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss) .............................................................................................................. $ 36,551 $ 37,529
Net realized gain (loss) ....................................................................................................................... (32,488) 130,140
Net change in unrealized appreciation (depreciation) ........................................................................ (460,253) 467,991
Net increase (decrease) in net assets from operations .............................................................................. (456,190) 635,660
Distributions
To shareholders
Class A .......................................................................................................................................... (669) (184)
Class C .......................................................................................................................................... (210) (5)
Class M ......................................................................................................................................... (12,252) (3,133)
Class S .......................................................................................................................................... (51,587) (17,980)
Class Y .......................................................................................................................................... (2,017) (690)
Net decrease in net assets from distributions ............................................................................................ (66,735) (21,992)
Share Transactions*
Net increase (decrease) in net assets from share transactions ................................................................... (54,660) (238,860)
Total Net Increase (Decrease) in Net Assets ........................................................................
(577,585) 374,808
Net Assets
Beginning of period .................................................................................................................................. 2,036,802 1,661,994
End of period .............................................................................................................................................
$ 1,459,217 $ 2,036,802

Russell Investment Company
International Developed Markets Fund
See accompanying notes which are an integral part of the financial statements.
International Developed Markets Fund 125
Statements of Changes in Net Assets, continued
* Share transaction amounts (in thousands) for the periods ended October 31, 2022 and October 31, 2021 were as follows:
2022 2021
Shares Dollars Shares Dollars
Class A
Proceeds from shares sold 114 $ 4,071 56 $ 2,333
Proceeds from reinvestment of distributions 16 662 5 181
Payments for shares redeemed (157) (5,806) (97) (4,008)
Net increase (decrease)
(27) (1,073) (36) (1,494)
Class C
Proceeds from shares sold 5 210 8 326
Proceeds from reinvestment of distributions 5 209 —** 5
Payments for shares redeemed (37) (1,471) (53) (2,181)
Net increase (decrease)
(27) (1,052) (45) (1,850)
Class M
Proceeds from shares sold 1,102 42,546 3,637 147,080
Proceeds from reinvestment of distributions 297 12,249 81 3,132
Payments for shares redeemed (1,503) (57,066) (1,466) (61,111)
Net increase (decrease)
(104) (2,271) 2,252 89,101
Class S
Proceeds from shares sold 4,339 170,758 4,068 171,411
Proceeds from reinvestment of distributions 1,242 51,336 459 17,903
Payments for shares redeemed (6,940) (263,257) (12,537) (509,604)
Net increase (decrease)
(1,359) (41,163) (8,010) (320,290)
Class Y
Proceeds from shares sold 53 1,816 90 3,917
Proceeds from reinvestment of distributions 49 2,017 18 690
Payments for shares redeemed (3 8 9) (12,934) (220) (8,934)
Net increase (decrease)
(28 7 ) (9,101) (112) (4,327)
Total increase (decrease)
(1,80 4 ) $ (54,660) (5,951) $ (238,860)
**      Less than 500 shares.

Russell Investment Company
International Developed Markets Fund
Financial Highlights — For the Periods Ended
See accompanying notes which are an integral part of the financial statements.
126 International Developed Markets Fund
For a Share Outstanding Throughout Each Period.
$
Net Asset Value,
Beginning of
Period
$
Net Investment
Income (Loss)
(a)(d)
$
Net Realized
and Unrealized
Gain (Loss)
$
Total from
Investment
Operations
$
Distributions
from Net
Investment Income
$
Distributions
from Net
Realized Gain
Class A
October 31, 2022 44.41 .6 7 (10.6 3 ) (9.96) (1.05) (.27)
October 31, 2021 32.08 .67 11.99 12.66 (.33) —
October 31, 2020 36.64 .33 (3.89) (3.56) (1.00) —
October 31, 2019 36.91 .73 1.67 2.40 (.68) (1.99)
October 31, 2018 40.97 .68 (4.05) (3.37) (.69) —
Class C
October 31, 2022 44.66 .38 (10.71) (10.33) (.71) (.27)
October 31, 2021 32.24 .35 12.09 12.44 (.02) —
October 31, 2020 36.74 .08 (3.95) (3.87) (.63) —
October 31, 2019 36.91 .48 1.69 2.17 (.35) (1.99)
October 31, 2018 40.93 .37 (4.04) (3.67) (.35) —
Class M
October 31, 2022 44.49 .8 2 (10.6 3 ) (9.81) (1.23) (.27)
October 31, 2021 32.13 .87 11.96 12.83 (.47) —
October 31, 2020 36.71 .47 (3.89) (3.42) (1.16) —
October 31, 2019 37.03 .96 1.57 2.53 (.86) (1.99)
October 31, 2018 41.09 .82 (4.03) (3.21) (.85) —
Class S
October 31, 2022 44.51 .79 (10.64) (9.85) (1.19) (.27)
October 31, 2021 32.14 .78 12.02 12.80 (.43) —
October 31, 2020 36.71 .43 (3.88) (3.45) (1.12) —
October 31, 2019 37.02 .82 1.68 2.50 (.82) (1.99)
October 31, 2018 41.07 .79 (4.05) (3.26) (.79) —
Class Y
October 31, 2022 44.5 6 .8 5 (10.6 6 ) (9.8 0 ) (1.25) (.27)
October 31, 2021 32.17 .86 12.02 12.88 (.49) —
October 31, 2020 36.75 .50 (3.90) (3.40) (1.18) —
October 31, 2019 37.07 .89 1.66 2.55 (.88) (1.99)
October 31, 2018 41.12 .85 (4.05) (3.20) (.85) —

See accompanying notes which are an integral part of the financial statements.
International Developed Markets Fund 127
$
Total
Distributions
$
Net Asset Value,
End of
Period
%
Total
Return
(c)
$
Net Assets,
End of Period
(000)
%
Ratio of Expenses
to Average
Net Assets,
Gross
%
Ratio of Expenses
to Average
Net Assets,
Net
(d)
%
Ratio of Net
Investment Income
to Average
Net Assets
(d)
%
Portfolio Turnover
Rate
(1.32) 33.13 (23.02) 16,547 1.26 1.22 1.7 5 32
(.33) 44.41 39.61 23,364 1.25 1.22 1.60 34
(1.00) 32.08 (10.08) 18,028 1.26 1.22 1.00 57
(2.67) 36.64 7.49 23,726 1.25 1.21 2.07 58
(.69) 36.91 (8.38) 30,305 1.25 1.22 1.67 75
(.98) 33.35 (23.58) 6,326 2.01 1.97 .98 32
(.02) 44.66 38.59 9,663 2.00 1.97 .83 34
(.63) 32.24 (10.78) 8,434 2.01 1.97 .24 57
(2.34) 36.74 6.67 14,310 2.00 1.96 1.36 58
(.35) 36.91 (9.06) 19,144 2.00 1.97 .90 75
(1.50) 33.18 (22.71) 268,131 1.01 .83 2.15 32
(.47) 44.49 40.15 364,171 1.00 .83 2.06 34
(1.16) 32.13 (9.74) 190,629 1.01 .83 1.41 57
(2.85) 36.71 7.90 194,243 1.01 .83 2.73 58
(.85) 37.03 (8.00) 86,461 1.00 .83 2.02 75
(1.46) 33.20 (22.78) 1,131,900 1.01 .93 2.0 5 32
(.43) 44.51 40.02 1,578,103 1.00 .93 1.85 34
(1.12) 32.14 (9.82) 1,396,894 1.01 .93 1.29 57
(2.81) 36.71 7.79 1,880,108 1.00 .92 2.34 58
(.79) 37.02 (8.11) 2,514,298 1.00 .93 1.93 75
(1.52) 33.23 (22.68) 36,313 .81 .77 2.2 2 32
(.49) 44.56 40.26 61,501 .80 .77 2.05 34
(1.18) 32.17 (9.69) 48,009 .81 .77 1.53 57
(2.87) 36.75 7.96 20,712 .81 .77 2.54 58
(.85) 37.07 (7.96) 20,546 .80 .77 2.08 75

Russell Investment Company
International Developed Markets Fund
See accompanying notes which are an integral part of the financial statements.
128 International Developed Markets Fund
Related Party Transactions, Fees and Expenses
Accrued fees payable to affiliates for the period ended October 31, 2022 were as follows:
Transactions (amounts in thousands) during the period ended October 31, 2022 with Underlying Funds which are, or were, an affiliated company are as follows:
Federal Income Taxes
At October 31, 2022, the cost of investments, net unrealized appreciation (depreciation), and components of distributable earnings for income tax purposes were as follows:
For the fiscal years ended October 31, 2022 and October 31, 2021, respectively, the Fund made the following tax basis distributions:
Net investment income and net realized gains (losses) in the financial statements may differ from taxable net investment income and net realized gains (losses). Capital accounts within the financial statements are adjusted for permanent differences between book and tax accounting.  These differences may be due to foreign currency gains or losses, reclassifications of dividends and /or differences in treatment of income from swaps.  These adjustments have no impact on the net assets.
At October 31, 2022, the Statement of Assets and Liabilities has been adjusted by the following amounts (in thousands):
Advisory fees $ 817,164
Administration fees 59,118
Distribution fees 7,396
Shareholder servicing fees 1,310
Transfer agent fees 167,596
Trustee fees 6,405
$ 1,058,989
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Income
Distributions
Capital Gains
Distributions
U.S. Cash Collateral Fund $ 11,424 $ 205,201 $ 209,978 $ — $ — $ 6,647 $ 122 $ —
U.S. Cash Management Fund 36,351 544,353 544,743 (9) (1) 35,951 477 —
$ 47,775 $ 749,554 $ 754,721 $ (9) $ (1) $ 42,598 $ 599 $ —
Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
Undistributed
Ordinary Income
Undistributed
Long-Term
Capital Gains
(Capital Loss
Carryforward)
$ 1,700, 5 03, 629 $ 51,7 5 7, 973 $ (330, 185 , 841 ) $ (278,4 27, 868 ) $ — $ 18,962,848
October 31, 2022 October 31, 2021
Ordinary Income
Distributions
Long-Term
Capital Gain
Distributions
Return of
Capital
Ordinary Income
Distributions
Long-Term
Capital Gain
Distributions
Return of
Capital
$ 66,734,5 03 $ — $ — $ 21,991,634 $ — $ —
Total distributable earnings (losses)
$ 16,821
Additional paid-in capital
(16,821)

Russell Investment Company
Global Equity Fund
Portfolio Management Discussion and Analysis — October 31, 2022
(Unaudited)
130 Global Equity Fund
Global Equity Fund - Class A
‡
Total
Return
1 Year (22 .53)%
5 Years 4 .27%§
10 Years 8 .17%§
Global Equity Fund - Class C
Total
Return
1 Year (18 .38)%
5 Years 4 .74%§
10 Years 8 .01%§
Global Equity Fund - Class M
‡‡
Total
Return
1 Year (17 .49)%
5 Years 5 .87%§
10 Years 9 .15%§
Global Equity Fund - Class S
Total
Return
1 Year (17.55)%
5 Years 5.79%§
10 Years 9.09%§
Global Equity Fund - Class Y
Total
Return
1 Year (17 .39)%
5 Years 5 .98%§
10 Years 9 .30%§
MSCI World Index (Net)
**
Total
Return
1 Year (18.48)%
5 Years 6.37%§
10 Years 8.94%§
Global Equity Linked Benchmark
***
Total
Return
1 Year (18.48)%
5 Years 6.39%§
10 Years 9.06%§

Russell Investment Company
Global Equity Fund
Portfolio Management Discussion and Analysis, continued — October 31,
2022 (Unaudited)
Global Equity Fund 131
The Global Equity Fund (the “Fund”) employs a multi-manager
approach whereby Russell Investment Management, LLC
(“RIM”) manages a portion of the Fund’s assets based upon
model portfolios provided by multiple non-discretionary money managers. The Fund’s money managers have non-discretionary
assignments pursuant to which they provide a model portfolio to RIM representing their investment recommendations, based
upon which RIM purchases and sells securities for the Fund.
RIM also manages the portion of the Fund’s assets that RIM
determines not to manage based upon model portfolios provided by the Fund’s money managers. RIM may change the allocation
of the Fund’s assets at any time. An exemptive order from the
Securities and Exchange Commission permits RIM to engage
or terminate a money manager at any time, subject to approval by the Fund’s Board, without a shareholder vote. Pursuant to the terms of the exemptive order, the Fund is required to notify its shareholders within 90 days of when a money manager begins
providing services. As of October 31, 2022, the Fund had three money managers.
What is the Fund’s investment objective?
The Fund seeks to provide long-term capital growth.
How did the Fund perform relative to its benchmark
for the fiscal year ended October 31, 2022?
For the fiscal year ended October 31, 2022 (the “fiscal year”), the Fund’s Class A, Class C, Class M, Class S and Class Y
Shares lost 17.81%, 18.38%, 17.49%, 17.55% and 17.39%,
respectively. This is compared to the Fund’s benchmark, the
MSCI World Index (Net), which lost 18.48% during the fiscal
year. The Fund’s performance includes operating expenses,
whereas index returns are unmanaged and do not include
expenses of any kind.
For the fiscal year, the Morningstar
®
Global Large Stock Blend
Category, a group of funds that Morningstar, Inc. considers to have investment strategies similar to those of the Fund, lost
19.09%. This result serves as a peer comparison and is expressed net of operating expenses.
How did market conditions affect the Fund’s
performance?
Overall, global equity markets had negative returns over the fiscal year. United Kingdom and US markets outperformed
relative to other developed markets, while emerging markets
and Asia Pacific ex-Japan posted the weakest performance over the fiscal year.
In terms of sector performance within the Fund’s benchmark,
energy and consumer staples were the top performing sectors.
Consumer discretionary and communication services were the
main detractors from performance over the fiscal year.
From a factor perspective, value and low volatility outperformed relative to the Fund’s benchmark, while growth lagged over the fiscal year.
How did the investment strategies and techniques
employed by the Fund and its money managers affect
its benchmark relative performance?
The Fund’s tactical tilt to the value factor contributed positively to performance. Sector allocation was also additive, mainly due to an overweight to health care and an underweight to consumer discretionary. Regional allocation had a neutral impact on
performance. An overweight to emerging markets detracted,
but this was offset by positive contribution from an overweight to Japan. Stock selection contributed positively over the fiscal year, particularly within consumer discretionary and financials.
Security selection was also particularly effective in Europe ex-
UK and Japan.
With respect to certain of the Fund’s money managers, Sanders
Capital, LLC contributed positively to performance during
the fiscal year. The manager’s value tilt was a tailwind, and an overweight to health care and underweight to consumer
discretionary were also positive contributors. Stock selection was a main driver of the manager’s outperformance, particularly within health care, consumer discretionary, and industrials.
Intermede Investment Partners, Limited’s growth strategy faced headwinds. An underweight to energy and an overweight to the emerging markets detracted from performance. Stock selection also detracted, particularly in health care and consumer staples.
RIM manages assets not allocated to money manager strategies and the Fund’s cash balances.
RIM manages a multi-factor positioning strategy that seeks to increase the Fund’s value exposure while moderating volatility exposure and expressing RIM’s total preferred positioning
across multiple factors and sectors. The strategy uses the output from quantitative and/or rules-based processes and qualitative analysis to purchase a stock portfolio expressing these views.
The positioning strategy’s benchmark-relative performance was positive for the fiscal year. The strategy’s preference for value and lower volatility were tailwinds.
In addition, RIM utilized equity futures and currency forward contracts to position the portfolio to meet RIM’s overall
preferred positioning with respect to country and currency
exposures. This strategy contributed positively during the fiscal year.
During the fiscal year, RIM used index futures contracts to
equitize a portion of the Fund’s cash and this strategy slightly lagged.

Russell Investment Company
Global Equity Fund
Portfolio Management Discussion and Analysis, continued — October 31,
2022 (Unaudited)
132 Global Equity Fund
Describe any changes to the Fund’s structure or the
money manager line-up.
During the fiscal year, Wellington Management Company,
LLP’s mandate was changed from its Global Growth Horizon
strategy to its Global Growth Equity strategy.
The views expressed in this report reflect those of
the portfolio managers only through the end of the
fiscal year covered by the report. These views do not
necessarily represent the views of RIM or any other
person in RIM or any other affiliated organization.
These views are subject to change at any time based
upon market conditions or other events, and RIM
disclaims any responsibility to update the views
contained herein. These views should not be relied
on as investment advice and, because investment
decisions for a Russell Investment Company (“RIC”)
Fund are based on numerous factors, should not be
relied on as an indication of investment decisions of
any RIC Fund.
Money Managers as of October 31,
2022 Styles
Intermede Investment Partners Limited and
Intermede Global Partners Inc.
Growth
Sanders Capital, LLC Value
Wellington Management Company LLP Blend
* Assumes initial investment on November 1, 2012.
** MSCI World Index (Net) is a free float - adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets. The index consists of 23 developed market country indexes.
*** Global Equity Linked Benchmark provides a means to compare the Fund’s average annual returns to a secondary benchmark that takes into account historical changes in the Fund’s primary benchmark. The Global Equity Linked Benchmark represents the returns of the Russell Developed Large Cap Index
(net of tax on dividends from foreign holdings) through December 31, 2017, and the returns of the MSCI World Index (net of tax on dividends from foreign holdings) thereafter.
‡ The performance shown has been adjusted to reflect the deduction of the maximum Class A sales charge of 5.75%.
‡‡ The Fund’s performance inception date for Class M Shares was March 16, 2017. The returns shown for Class M Shares prior to that date are the returns of the Fund’s Class S Shares. Class M Shares will have substantially similar annual returns as the Class S Shares because the Shares of each Class are invested in the same portfolio of securities. Annual returns for each Class will differ only to the extent that the Class M Shares do not have the same expenses as the
Class S Shares.
§ Annualized.
Performance is historical and assumes reinvestment of all dividends and capital gains.  Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than when purchased.  Past performance is not indicative of future results.  The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Additionally, the returns presented herein may differ from the performance reported in the Financial Highlights as the returns herein are calculated in a manner consistent with standardized performance in accordance with
Securities and Exchange Commission rules, while the performance in the Financial Highlights has been calculated in accordance with U.S. Generally Accepted
Accounting Pr inciple s (“U.S. GAAP”).

Russell Investment Company
Global Equity Fund
Shareholder Expense Example — October 31, 2022 (Unaudited)
Global Equity Fund 133
Fund Expenses
The following disclosure provides important information
regarding the Fund’s Shareholder Expense Example
(“Example”).
Example
As a shareholder of the Fund, you incur two types of costs:
(1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs,
including advisory and administrative fees; distribution (12b-1)
and/or service fees and other Fund expenses. The Example is
intended to help you understand your ongoing costs (in dollars)
of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from May 1, 2022 to October 31, 2022 .
Actual Expenses
The information in the table under the heading “Actual
Performance” provides information about actual account
values and actual expenses. You may use the information in
this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During
Period” to estimate the expenses you paid on your account
during this period.
Hypothetical Example for Comparison Purposes
The information in the table under the heading “Hypothetical
Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses
based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the
Fund’s actual return. The hypothetical account values and
expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the
Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant
to highlight your ongoing costs only and do not reflect any
transactional costs. Therefore, the information under the heading
“Hypothetical Performance (5% return before expenses)” is
useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
Class A
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2022 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2022 $ 918.50 $ 1,018.95
Expenses Paid During Period* $ 6.00 $ 6.31
* Expenses are equal to the Fund's annualized expense ratio of 1.24%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-
half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class C
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2022 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2022 $ 915.40 $ 1,015.17
Expenses Paid During Period* $ 9.61 $ 10.11
* Expenses are equal to the Fund's annualized expense ratio of 1.99%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-
half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class M
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2022 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2022 $ 920.70 $ 1,020.67
Expenses Paid During Period* $ 4.36 $ 4.58
* Expenses are equal to the Fund's annualized expense ratio of 0.90%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-
half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

Russell Investment Company
Global Equity Fund
Shareholder Expense Example, continued — October 31, 2022 (Unaudited)
134 Global Equity Fund
Class S
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2022 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2022 $ 920.80 $ 1,020.21
Expenses Paid During Period* $ 4.79 $ 5.04
* Expenses are equal to the Fund's annualized expense ratio of 0.99%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-
half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class Y
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2022 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2022 $ 921.50 $ 1,021.22
Expenses Paid During Period* $ 3.83 $ 4.02
* Expenses are equal to the Fund's annualized expense ratio of 0.79%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-
half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

Russell Investment Company
Global Equity Fund
Schedule of Investments — October 31, 2022
See accompanying notes which are an integral part of the financial statements.
Global Equity Fund 135
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Common Stocks - 88.6%
Argentina - 0.0%
YPF SA - ADR(Æ) 57,791 441
Australia - 0.6%
ASX, Ltd. - ADR 4,827 209
BHP Group, Ltd. 35,498 845
BHP Group, Ltd. - ADR 28,741 688
Brambles, Ltd. 35,226 263
Commonwealth Bank of Australia
- ADR 16,466 1,099
Flutter Entertainment PLC(Æ) 13,204 1,751
Rio Tinto PLC 4,353 227
South32, Ltd. Class B 79,910 183
Wesfarmers, Ltd.(Æ) 6,830 198
Woodside Energy Group, Ltd. 12,795 296
5,759
Austria - 0.2%
ams AG(Æ) 73,212 414
Erste Group Bank AG 63,507 1,565
1,979
Belgium - 0.1%
Ageas SA 40,509 1,401
Brazil - 0.4%
Atacadao SA 112,700 425
Cia de Saneamento Basico do Estado de
Sao Paulo(Æ) 140,651 1,637
Telefonica Brasil SA 158,700 1,269
Ultrapar Participacoes SA 369,700 960
4,291
Canada - 2.4%
Agnico Eagle Mines, Ltd. 8,284 364
ARC Resources, Ltd. 77,737 1,094
Barrick Gold Corp. 124,341 1,870
CAE, Inc.(Æ) 198,547 3,789
Cameco Corp. Class A 40,442 959
Canadian National Railway Co. 49,417 5,855
Intact Financial Corp. 4,353 661
Kinross Gold Corp. 82,772 301
Royal Bank of Canada - GDR 15,376 1,423
Shopify, Inc. Class A(Æ) 1,760 60
Sun Life Financial, Inc. 22,365 950
Suncor Energy, Inc. 132,305 4,551
Thomson Reuters Corp.(Æ) 7,851 835
Toronto-Dominion Bank (The) 19,921 1,275
23,987
China - 0.3%
Baidu, Inc. Class A(Æ) 76,300 732
China Construction Bank Corp. Class H 2,282,074 1,212
Dongfeng Motor Group Co., Ltd. Class
H 2,266,000 1,025
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Industrial & Commercial Bank of
China, Ltd. Class H 848,000 368
3,337
Finland - 0.5%
Elisa OYJ 6,205 300
Kone OYJ Class B 4,747 194
Nokia OYJ 480,485 2,133
Orion OYJ Class B 5,082 234
Sampo OYJ Class A 16,399 749
UPM-Kymmene OYJ 22,365 749
Wartsila OYJ Abp Class B 160,682 1,094
5,453
France - 4.5%
Accor SA(Æ) 52,732 1,262
Airbus Group SE 25,888 2,803
AXA SA 137,465 3,393
BNP Paribas SA 159,889 7,490
Capgemini SE 7,845 1,287
Carrefour SA 120,148 1,932
Cie de Saint-Gobain SA 65,077 2,659
Dassault Aviation SA 8,277 1,229
Dassault Systemes SE 6,430 216
Engie SA 257,503 3,345
Euroapi SA(Æ) 394 7
LVMH Moet Hennessy Louis Vuitton
SE - ADR 5,942 3,749
Orange SA - ADR 201,193 1,919
Renault SA(Æ) 52,999 1,632
Rexel SA Class H(Æ) 58,501 1,045
Sanofi - ADR 8,307 717
Schneider Electric SE 13,265 1,679
SCOR SE - ADR 43,924 661
Societe Generale SA 95,095 2,180
TotalEnergies SE 113,274 6,190
45,395
Germany - 3.2%
adidas AG 21,211 2,075
Bayerische Motoren Werke
Aktiengesellschaft 72,634 5,708
CECONOMY AG 129,743 211
Continental AG 19,048 988
Daimler Truck Holding AG(Æ) 184,995 4,936
Deutsche Boerse AG 4,589 747
Fresenius SE & Co. KGaA 85,962 1,979
Hannover Rueck SE 2,604 424
HeidelbergCement AG 49,184 2,268
Mercedes-Benz Group AG 162,741 9,425
Muenchener Rueckversicherungs-
Gesellschaft AG 4,394 1,161
Siemens AG 20,638 2,256
32,178
Hong Kong - 1.2%
AIA Group, Ltd. 434,148 3,278
CK Asset Holdings, Ltd. 333,000 1,842

Russell Investment Company
Global Equity Fund
Schedule of Investments, continued — October 31, 2022
See accompanying notes which are an integral part of the financial statements.
136 Global Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
CLP Holdings, Ltd. 55,000 369
Hang Seng Bank, Ltd. 24,300 342
Link Real Estate Investment Trust(ö) 22,898 135
Power Assets Holdings, Ltd. 46,500 222
Techtronic Industries Co., Ltd. 532,967 5,027
WH Group, Ltd.(Þ) 975,000 492
11,707
India - 0.7%
HDFC Bank, Ltd. - ADR 116,260 7,244
Indonesia - 0.1%
Bank Mandiri Persero Tbk PT 1,878,711 1,271
Ireland - 0.7%
AIB Group PLC 355,027 1,026
Aon PLC Class A 882 248
Bank of Ireland Group PLC 179,333 1,292
Kerry Group PLC Class A 37,005 3,216
Ryanair Holdings PLC - ADR(Æ) 17,653 1,216
6,998
Italy - 1.1%
Assicurazioni Generali SpA 122,560 1,840
BPER Banca 519,161 961
Davide Campari-Milano NV(Æ) 127,489 1,147
Eni SpA - ADR 288,882 3,802
FinecoBank Banca Fineco SpA 16,981 229
UniCredit SpA 287,106 3,566
11,545
Japan - 7.7%
Alfresa Holdings Corp. 69,300 798
Alps Alpine Co., Ltd. 85,600 734
Astellas Pharma, Inc. 69,700 959
Benesse Holdings, Inc. 9,700 143
Canon, Inc. 22,000 468
Dai-ichi Life Holdings, Inc. 122,700 1,941
DeNA Co., Ltd. 66,200 864
Eisai Co., Ltd. 13,700 826
Fuji Media Holdings, Inc. 18,100 126
Hino Motors, Ltd. 250,600 1,041
Honda Motor Co., Ltd. 136,477 3,094
Inpex Corp. 157,100 1,605
Isuzu Motors, Ltd. 164,800 1,932
Japan Airlines Co., Ltd.(Æ) 78,600 1,465
Japan Exchange Group, Inc. 11,500 151
JGC Holdings Corp. 90,800 1,094
Kao Corp. 19,000 713
KDDI Corp. 38,900 1,149
Keyence Corp. 10,700 4,033
Kirin Holdings Co., Ltd. 102,500 1,508
Kyocera Corp. 11,100 554
Makita Corp. 64,832 1,185
Medipal Holdings Corp. 8,400 104
Mitsubishi Electric Corp. 61,500 541
Mitsubishi Estate Co., Ltd. 151,500 1,905
Mitsubishi Heavy Industries, Ltd. 24,500 843
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Mitsubishi UFJ Financial Group, Inc. 516,200 2,447
MS&AD Insurance Group Holdings,
Inc. 71,400 1,892
Nikon Corp. 101,700 983
Nintendo Co., Ltd. 20,000 815
Nippon Television Holdings, Inc. 55,500 414
Nissan Motor Co., Ltd. 389,000 1,240
Nitto Denko Corp. 6,200 326
Nomura Holdings, Inc. 193,200 627
Ono Pharmaceutical Co., Ltd. 89,588 2,106
Otsuka Holdings Co., Ltd. 19,900 638
Resona Holdings, Inc. 613,500 2,308
Shimamura Co., Ltd. 5,625 455
Shin-Etsu Chemical Co., Ltd. 50,300 5,252
SMC Corp. 2,800 1,127
Sony Group Corp. 20,000 1,354
Stanley Electric Co., Ltd. 68,529 1,164
Subaru Corp. 108,185 1,684
Sumitomo Electric Industries, Ltd. 175,600 1,834
Sumitomo Heavy Industries, Ltd. 47,500 899
Sumitomo Mitsui Financial Group, Inc. 161,200 4,522
Sumitomo Mitsui Trust Holdings, Inc. 62,900 1,809
Sumitomo Rubber Industries, Ltd. 82,700 709
T&D Holdings, Inc. 242,100 2,387
Taiheiyo Cement Corp. 53,500 727
Takeda Pharmaceutical Co., Ltd. 69,700 1,846
THK Co., Ltd. 65,800 1,149
Tokyo Electron, Ltd. 19,400 5,131
Tsuruha Holdings, Inc. 17,200 999
Yamato Holdings Co., Ltd. 127,800 1,891
78,511
Luxembourg - 0.4%
Eurofins Scientific SE 43,664 2,792
RTL Group SA 25,750 874
3,666
Malaysia - 0.1%
CIMB Group Holdings BHD 976,117 1,139
Netherlands - 3.1%
ABN AMRO Bank NV(Þ) 191,529 1,882
ASML Holding NV 2,394 1,129
Ferrari NV 7,621 1,504
Heineken NV 111,535 9,325
ING Groep NV 732,090 7,191
Koninklijke Philips NV 155,407 1,968
LyondellBasell Industries NV Class A 2,766 211
PostNL NV - ADR 175,897 275
Shell PLC 258,756 7,172
Universal Music Group NV 57,668 1,130
VEON, Ltd.(Æ) 218,994 70
31,857
Norway - 0.1%
Mowi ASA 13,039 194

Russell Investment Company
Global Equity Fund
Schedule of Investments, continued — October 31, 2022
See accompanying notes which are an integral part of the financial statements.
Global Equity Fund 137
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Norsk Hydro ASA 50,675 321
515
Russia - 0.0%
Gazprom PJSC(Š) 280,696 —
Gazprom PJSC - ADR(Æ)(Š) 38,324 —
Lukoil PJSC(Š) 3,764 —
Lukoil PJSC - ADR(Š) 5,353 —
Mobile TeleSystems PJSC - ADR(Š) 105,880 —
Sberbank of Russia PJSC(Æ)(Š) 303,624 —
—
Singapore - 0.3%
DBS Group Holdings, Ltd. 39,740 960
United Overseas Bank, Ltd. 92,301 1,809
Venture Corp., Ltd. 21,200 239
3,008
South Africa - 0.1%
MTN Group, Ltd. 46,523 329
Old Mutual, Ltd. 1,397,562 795
1,124
South Korea - 2.2%
Coway Co., Ltd. 26,721 1,034
Hankook Tire & Technology Co., Ltd. 30,863 790
Hyundai Mobis Co., Ltd. 9,845 1,511
KB Financial Group, Inc. 72,037 2,423
KT Corp. - ADR 159,390 2,026
LG Energy Solution, Ltd.(Æ) 3,794 1,403
Samsung Electronics Co., Ltd. 181,181 7,534
Shinhan Financial Group Co., Ltd. 123,957 3,154
SK Hynix, Inc. 39,107 2,264
22,139
Spain - 0.3%
CaixaBank SA 385,178 1,276
Cellnex Telecom SA(Þ) 48,231 1,576
Industria de Diseno Textil SA 28,306 641
3,493
Sweden - 0.4%
Alleima AB(Æ) 18,932 65
Assa Abloy AB Class B 74,558 1,504
Boliden AB(Æ) 12,969 377
Kinnevik AB Class B(Æ) 11,030 136
Sandvik AB 23,369 365
SKF AB Class B 142,249 2,057
4,504
Switzerland - 4.7%
ABB, Ltd. 28,290 785
Accelleron Industries AG(Æ) 1,414 24
Adecco Group AG 68,942 2,155
Cie Financiere Richemont SA Class A 14,556 1,423
EMS-Chemie Holding AG 348 219
Julius Baer Group, Ltd. 26,691 1,281
LafargeHolcim, Ltd.(Æ) 48,594 2,204
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Lonza Group AG 2,473 1,271
Nestle SA 107,198 11,668
Novartis AG 126,446 10,249
Partners Group Holding AG 697 625
Roche Holding AG 24,483 8,137
SGS SA 205 452
Swatch Group AG (The) Class B 8,267 1,859
Swisscom AG 877 433
TE Connectivity, Ltd. 7,420 907
UBS Group AG 270,281 4,279
47,971
Taiwan - 1.8%
Catcher Technology Co., Ltd. 222,364 1,167
Hon Hai Precision Industry Co., Ltd. 403,000 1,279
Taiwan Semiconductor Manufacturing
Co., Ltd. 90,000 1,083
Taiwan Semiconductor Manufacturing
Co., Ltd. - ADR 246,684 15,183
18,712
Thailand - 0.4%
Kasikornbank PCL 796,200 3,056
SCB X PCL 410,200 1,142
4,198
Turkey - 0.2%
Turk Telekomunikasyon AS 1,018,936 678
Turkcell Iletisim Hizmetleri AS 644,477 888
1,566
United Kingdom - 5.1%
Anglo American PLC 124,103 3,713
AstraZeneca PLC 16,864 1,978
Babcock International Group PLC(Æ) 251,769 796
Berkeley Group Holdings PLC 4,068 162
BP PLC 1,075,504 5,967
British Land Co. PLC (The)(ö) 200,487 841
BT Group PLC 963,298 1,432
Centrica PLC 292,678 257
Diageo PLC 32,895 1,356
easyJet PLC(Æ) 281,570 1,125
Endeavour Mining PLC 49,026 872
Ferguson PLC 2,150 234
Haleon PLC(Æ) 1,935,687 5,945
J Sainsbury PLC 526,311 1,173
Kingfisher PLC 293,418 736
Land Securities Group PLC(ö) 133,754 874
Linde PLC 24,989 7,476
Linde PLC(Æ) 4,349 1,293
Lloyds Banking Group PLC 1,698,378 818
Marks & Spencer Group PLC(Æ) 185,040 224
Natwest Group PLC 302,880 813
Persimmon PLC Class A 12,831 192
Reckitt Benckiser Group PLC 3,356 222
Schroders PLC 28,270 127
St. James's Place PLC 14,599 178
Standard Chartered PLC 434,889 2,594

Russell Investment Company
Global Equity Fund
Schedule of Investments, continued — October 31, 2022
See accompanying notes which are an integral part of the financial statements.
138 Global Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Unilever PLC 125,499 5,708
Wausau Paper Corp. 249,117 2,186
Weir Group PLC (The) 165,723 2,890
52,182
United States - 45.7%
3M Co. 4,293 540
Abbott Laboratories 15,037 1,488
AbbVie, Inc. 3,722 545
Accenture PLC Class A 22,957 6,517
Adobe, Inc.(Æ) 22,853 7,279
Advanced Micro Devices, Inc.(Æ) 22,173 1,332
Aflac, Inc. 25,433 1,656
Agilent Technologies, Inc. 16,114 2,229
Air Products & Chemicals, Inc. 3,738 936
Airbnb, Inc. Class A(Æ) 17,847 1,908
Akamai Technologies, Inc.(Æ) 2,083 184
Albemarle Corp. 6,451 1,805
Align Technology, Inc.(Æ) 4,701 913
Allegion PLC 38,485 4,032
Allstate Corp. (The) 4,365 551
Alphabet, Inc. Class A(Æ) 17,700 1,673
Alphabet, Inc. Class C(Æ) 222,445 21,057
Altria Group, Inc. 5,790 268
Amazon.com, Inc.(Æ) 139,649 14,306
Amcor PLC 16,492 191
Ameren Corp. 3,114 254
American Electric Power Co., Inc. 4,457 392
American Express Co. 17,595 2,612
American International Group, Inc. 4,316 246
American Water Works Co., Inc. 5,876 854
AmerisourceBergen Corp. Class A 2,383 375
Amgen, Inc. 1,439 389
Amphenol Corp. Class A 4,320 328
Analog Devices, Inc. 5,577 795
Ansys, Inc.(Æ) 12,486 2,761
Anthem, Inc.(Æ) 14,474 7,914
AO Smith Corp. 3,285 180
Apple, Inc. 93,776 14,380
Arch Capital Group, Ltd.(Æ) 2,467 142
Archer-Daniels-Midland Co. 6,883 668
Arista Networks, Inc.(Æ) 4,214 509
Arrow Electronics, Inc.(Æ) 2,419 245
Arthur J Gallagher & Co. 4,007 750
AT&T, Inc. 28,972 528
Atmos Energy Corp. 1,416 151
Autodesk, Inc.(Æ) 21,212 4,546
Automatic Data Processing, Inc. 6,411 1,549
AvalonBay Communities, Inc.(ö) 1,370 240
Baker Hughes Co. 4,994 138
Bank of America Corp. 19,104 688
Bank of New York Mellon Corp. (The) 8,200 345
Becton Dickinson and Co. 24,487 5,778
Berkshire Hathaway, Inc. Class B(Æ) 4,185 1,235
Best Buy Co., Inc. 3,028 207
Biogen, Inc.(Æ) 1,065 302
BlackRock, Inc. Class A 2,061 1,331
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Blackstone Group, Inc. (The) Class A 37,361 3,405
Block, Inc. Class A(Æ) 26,140 1,570
Booking Holdings, Inc.(Æ) 874 1,634
Bristol-Myers Squibb Co. 4,598 356
Broadcom, Inc. 622 292
Broadridge Financial Solutions, Inc. 3,668 550
Brown-Forman Corp. Class B - ADR 3,091 210
Campbell Soup Co. 4,998 264
Capital One Financial Corp. 2,411 256
CarMax, Inc.(Æ) 1,609 101
Cboe Global Markets, Inc. 2,917 363
CBRE Group, Inc. Class A 3,479 247
Centene Corp.(Æ) 5,028 428
CenterPoint Energy, Inc. 8,126 232
Ceridian HCM Holding, Inc.(Æ) 20,254 1,341
Charles Schwab Corp. (The) 163,408 13,019
Chevron Corp. 6,316 1,143
Chubb, Ltd. 2,232 480
Cigna Corp. 25,465 8,227
Cincinnati Financial Corp. 4,965 513
Cisco Systems, Inc. 40,604 1,845
Citigroup, Inc. 42,562 1,952
Clorox Co. (The) 5,864 856
CME Group, Inc. Class A 49,682 8,610
CMS Energy Corp. 5,896 336
Coca-Cola Co. (The) 39,309 2,353
Cognizant Technology Solutions Corp.
Class A 19,758 1,230
Colgate-Palmolive Co. 17,635 1,302
Comcast Corp. Class A 20,789 660
Conagra Brands, Inc. 6,315 232
ConocoPhillips Co. 3,317 418
Consolidated Edison, Inc. 4,183 368
Constellation Brands, Inc. Class A 6,121 1,512
Constellation Energy Corp. 3,155 298
Cooper Cos., Inc. (The) 15,683 4,288
Corning, Inc. 11,698 376
Corteva, Inc. 8,554 559
Costco Wholesale Corp. 901 452
CSX Corp. 6,351 185
Cummins, Inc. 4,367 1,068
CVS Health Corp. 7,003 663
Danaher Corp. 33,090 8,328
Dell Technologies, Inc. Class C 10,023 385
Discover Financial Services 2,550 266
Dollar General Corp. 1,561 398
Dollar Tree, Inc.(Æ) 31,993 5,071
Dominion Energy, Inc. 5,430 380
Dow, Inc. 5,243 245
DR Horton, Inc. 25,463 1,958
DTE Energy Co. 2,054 230
Duke Energy Corp. 3,486 325
DuPont de Nemours, Inc. 5,156 295
Eastman Chemical Co. 1,633 125
Eaton Corp. PLC 7,362 1,105
Ecolab, Inc. 1,535 241
Edison International 3,063 184

Russell Investment Company
Global Equity Fund
Schedule of Investments, continued — October 31, 2022
See accompanying notes which are an integral part of the financial statements.
Global Equity Fund 139
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Eli Lilly & Co. 12,994 4,705
Embecta Corp. 193 6
Emerson Electric Co. 3,286 285
Entergy Corp. 1,004 108
EOG Resources, Inc. 3,249 444
Equity Residential(ö) 3,511 221
Etsy, Inc.(Æ) 17,341 1,629
Eversource Energy(Æ) 2,708 207
Exelon Corp. 9,467 365
Extra Space Storage, Inc.(ö) 1,409 250
Exxon Mobil Corp. 12,471 1,382
Fastenal Co. 15,840 766
FedEx Corp. 1,204 193
Fidelity National Information Services,
Inc. 53,568 4,446
Fifth Third Bancorp 5,876 210
FirstEnergy Corp. 5,606 211
Fiserv, Inc.(Æ) 2,775 285
Ford Motor Co. 20,164 269
Fortive Corp. 4,824 308
Garmin, Ltd. 3,537 311
General Dynamics Corp. 8,978 2,243
General Electric Co. 1,501 117
General Mills, Inc. 6,623 540
General Motors Co. 5,844 229
Genuine Parts Co. 3,840 683
Goldman Sachs Group, Inc. (The) 955 329
Halliburton Co. 67,579 2,461
HCA Healthcare, Inc. 34,181 7,433
Hershey Co. (The) 4,733 1,130
Hewlett Packard Enterprise Co. 24,233 346
Home Depot, Inc. (The) 8,753 2,592
Honeywell International, Inc. 6,897 1,407
Hormel Foods Corp. 14,285 664
Humana, Inc. 830 463
Illinois Tool Works, Inc. 6,360 1,358
Illumina, Inc.(Æ) 8,118 1,858
Insulet Corp.(Æ) 4,901 1,268
Intel Corp. 31,451 894
International Business Machines Corp. 4,861 672
International Flavors & Fragrances, Inc. 2,149 210
International Paper Co. 3,527 119
Interpublic Group of Cos., Inc. (The) 8,044 240
Intuitive Surgical, Inc.(Æ) 6,270 1,545
Invitation Homes, Inc.(ö) 6,073 192
JM Smucker Co. (The) 1,526 230
Johnson & Johnson 32,625 5,676
Johnson Controls International PLC(Æ) 6,601 382
JPMorgan Chase & Co. 35,610 4,483
Juniper Networks, Inc. 8,953 274
Keurig Dr Pepper, Inc. 8,862 344
Kimberly-Clark Corp. 13,308 1,656
Kinder Morgan, Inc. 19,008 344
KKR & Co., Inc. Class A 233 11
Kraft Heinz Foods Co. 8,971 345
Kroger Co. (The) 6,255 296
L3Harris Technologies, Inc. 7,669 1,890
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Laboratory Corp. of America Holdings 962 213
Lam Research Corp. 2,890 1,170
Las Vegas Sands Corp.(Æ) 35,920 1,365
Lennar Corp. Class A 13,095 1,057
LKQ Corp. 3,121 174
Lockheed Martin Corp. 3,423 1,666
Lululemon Athletica, Inc.(Æ) 6,059 1,994
Marathon Petroleum Corp. 5,388 612
Marsh & McLennan Cos., Inc. 31,919 5,155
Marvell Technology, Inc. 35,688 1,416
MasterCard, Inc. Class A 33,018 10,836
McDonald's Corp. 4,482 1,222
Medical Properties Trust, Inc.(ö) 7,048 81
Medtronic PLC 64,206 5,608
Merck & Co., Inc. 4,069 412
Meta Platforms, Inc. Class A(Æ) 40,555 3,778
MetLife, Inc. 4,690 343
Microchip Technology, Inc. 19,121 1,181
Micron Technology, Inc. 114,148 6,175
Microsoft Corp. 85,694 19,892
Mid-America Apartment Communities,
Inc.(ö) 1,222 192
Mondelez International, Inc. Class A 23,063 1,418
MongoDB, Inc.(Æ) 3,541 648
Monster Beverage Corp.(Æ) 2,982 280
Moody's Corp. 740 196
Morgan Stanley 3,592 295
Nasdaq, Inc. 3,699 230
Netflix, Inc.(Æ) 496 145
Newmont Corp. 18,347 776
NextEra Energy, Inc. 10,705 830
Northern Trust Corp. 2,171 183
Northrop Grumman Corp. 14,397 7,904
Nucor Corp. 2,981 392
NVIDIA Corp. 4,509 609
Okta, Inc.(Æ) 10,639 597
Omnicom Group, Inc. 2,112 154
ONEOK, Inc. 983 58
Oracle Corp. 5,395 421
O'Reilly Automotive, Inc.(Æ) 211 177
PACCAR, Inc. 3,669 355
Packaging Corp. of America 1,291 155
Paychex, Inc. 11,546 1,366
PepsiCo, Inc. 38,119 6,922
Pfizer, Inc. 45,240 2,106
Philip Morris International, Inc. 2,114 194
Phillips 66 2,946 307
Pioneer Natural Resources Co. 751 193
PNC Financial Services Group, Inc.
(The) 1,470 238
PPL Corp. 7,682 204
Procter & Gamble Co. (The) 52,821 7,113
Progressive Corp. (The) 12,613 1,619
Prologis, LP(ö) 18,835 2,086
Prudential Financial, Inc. 1,808 190
Public Service Enterprise Group, Inc. 4,230 237
Public Storage(ö) 3,227 1,000

Russell Investment Company
Global Equity Fund
Schedule of Investments, continued — October 31, 2022
See accompanying notes which are an integral part of the financial statements.
140 Global Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
PulteGroup, Inc. 2,345 94
Quest Diagnostics, Inc. 1,803 259
Raytheon Technologies Corp.(Æ) 7,151 678
Realty Income Corp.(ö) 4,068 253
Republic Services, Inc. Class A 9,827 1,303
Rockwell Automation, Inc. 3,862 986
Roper Technologies, Inc. 674 279
S&P Global, Inc. 26,890 8,638
Salesforce, Inc.(Æ) 14,716 2,393
Schlumberger, Ltd. 206,376 10,738
Seagate Technology Holdings PLC 13,696 680
Sempra Energy 3,336 504
ServiceNow, Inc.(Æ) 3,635 1,529
Sherwin-Williams Co. (The) 968 218
Skyworks Solutions, Inc. 1,679 144
Snap-on, Inc. 1,223 272
Snowflake, Inc. Class A(Æ) 6,933 1,111
Southern Co. (The) 4,724 309
SS&C Technologies Holdings, Inc. 6,512 335
Stanley Black & Decker, Inc. 6,228 489
Starbucks Corp. 13,072 1,132
State Street Corp. 1,522 113
STERIS PLC 1,011 175
Stryker Corp. 1,062 243
Synchrony Financial 6,029 214
T. Rowe Price Group, Inc. 7,448 791
Tesla, Inc.(Æ) 4,722 1,074
Texas Instruments, Inc. 11,963 1,922
Textron, Inc. 1,925 132
Thermo Fisher Scientific, Inc. 777 399
TJX Cos., Inc. (The) 47,709 3,440
T-Mobile USA, Inc.(Æ) 29,078 4,407
Travelers Cos., Inc. (The) 10,359 1,911
Truist Financial Corp. 3,791 170
Tyson Foods, Inc. Class A 3,636 249
Uber Technologies, Inc.(Æ) 67,514 1,794
UGI Corp. 4,573 162
Union Pacific Corp. 4,222 832
United Rentals, Inc.(Æ) 818 258
UnitedHealth Group, Inc. 17,995 9,990
US Bancorp 7,962 338
Valero Energy Corp. 3,838 482
VeriSign, Inc.(Æ) 1,060 212
Verizon Communications, Inc. 17,218 643
Viatris, Inc. 13,084 133
Visa, Inc. Class A 2,993 620
Vornado Realty Trust(ö) 4,606 109
Walgreens Boots Alliance, Inc. 8,799 321
Walmart, Inc. 14,598 2,078
Walt Disney Co. (The)(Æ) 78,884 8,404
Waste Connections, Inc. 2,744 362
Waste Management, Inc. 12,168 1,927
WEC Energy Group, Inc.(Æ) 3,323 304
Wells Fargo & Co. 91,613 4,213
Welltower, Inc.(ö) 18,991 1,159
West Pharmaceutical Services, Inc. 9,889 2,276
Western Digital Corp.(Æ) 26,010 894
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Westinghouse Air Brake Technologies
Corp. 1,536 143
Whirlpool Corp. 1,031 142
WP Carey, Inc.(ö) 2,844 217
WW Grainger, Inc. 1,213 709
Xcel Energy, Inc. 5,672 369
Zimmer Biomet Holdings, Inc. 2,252 255
Zoetis, Inc. Class A 52,865 7,971
464,538
Total Common Stocks
(cost $882,093) 902,109
Preferred Stocks - 0.7%
Germany - 0.3%
Henkel AG & Co. KGaA
2.780% (Ÿ) 23,999 1,513
Volkswagen AG
5.508% (Ÿ) 10,113 1,292
2,805
South Korea - 0.4%
Samsung Electronics Co., Ltd.
2.491% (Ÿ) 105,744 3,949
Total Preferred Stocks
(cost $8,363) 6,754
Short-Term Investments - 7.8%
United States - 7.8%
U.S. Cash Management Fund(@) 79,361,797 (∞) 79,330
Total Short-Term Investments
(cost $79,334) 79,330
Total Investments - 97.1%
(identified cost $969,790) 988,193
Other Assets and Liabilities,
Net - 2.9%
29,318
Net Assets - 100.0%
1,017,511

Russell Investment Company
Global Equity Fund
Schedule of Investments, continued — October 31, 2022
See accompanying notes which are an integral part of the financial statements.
Global Equity Fund 141
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
0.4%
ABN AMRO Bank NV 10/04/19 EUR 191,529 10.92 2,092
1,882
Cellnex Telecom SA 06/10/22 EUR 48,231 41.22 1,988
1,576
WH Group, Ltd. 04/08/22 HKD 975,000 0.68 662 492
3,950
For a description of restricted securities see note 8 in the Notes to Financial Statements.
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
Russell 2000 E-Mini Index Futures 453 USD 41,970 12/22
(423)
S&P 500 E-Mini Index Futures 837 USD 162,504 12/22
(5,573)
S&P/TSX 60 Index Futures 66 CAD 15,544 12/22
249
SPI 200 Index Futures 183 AUD 31,366 12/22 (394)
Short Positions
Amsterdam Index Futures 55 EUR 7,358 11/22
(270)
CAC40 Euro Index Futures 323 EUR 20,247 11/22
(570)
Dow Jones Index Futures 40 EUR 13,289 12/22
(11)
EURO STOXX 50 Index Futures 308 EUR 11,143 12/22
(24)
FTSE 100 Index Futures 106 GBP 7,534 12/22
390
FTSE/MIB Index Futures 39 EUR 4,396 12/22
(56)
Hang Seng Index Futures 34 HKD 24,883 11/22
132
IBEX 35 Index Futures 56 EUR 4,452 11/22
(208)
MSCI Emerging Markets Index Futures 1,218 USD 51,984 12/22
7,613
MSCI Singapore Index Futures 101 SGD 2,808 11/22
(75)
OMXS30 Index Futures 255 SEK 50,056 11/22
(61)
TOPIX Index Futures 64 JPY 1,232,640 12/22 (71)
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å) 648
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Bank of America USD 585 JPY 86,254 11/01/22 (5)
Bank of America HKD 12,654 USD 1,612 11/01/22 —
Bank of Montreal USD 2,440 AUD 3,608 12/21/22 (129)
Bank of Montreal CHF 8,057 USD 8,458 12/21/22 363
Bank of Montreal EUR 14,061 USD 14,158 12/21/22 205
Bank of Montreal JPY 308,412 USD 2,181 12/21/22 94
Bank of New York USD 2,439 AUD 3,608 12/21/22 (127)
Bank of New York CHF 8,057 USD 8,460 12/21/22 365
Bank of New York EUR 14,061 USD 14,157 12/21/22 204
Bank of New York JPY 308,412 USD 2,184 12/21/22 96
HSBC USD 2,433 AUD 3,608 12/21/22 (121)
HSBC CHF 8,057 USD 8,451 12/21/22 356
HSBC EUR 14,061 USD 14,145 12/21/22 193

Russell Investment Company
Global Equity Fund
Schedule of Investments, continued — October 31, 2022
See accompanying notes which are an integral part of the financial statements.
142 Global Equity Fund
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
HSBC JPY 308,412 USD 2,182 12/21/22 95
JPMorgan Chase USD 2,440 AUD 3,608 12/21/22 (128)
JPMorgan Chase CHF 8,057 USD 8,460 12/21/22 366
JPMorgan Chase EUR 14,061 USD 14,147 12/21/22 194
JPMorgan Chase JPY 308,412 USD 2,184 12/21/22 96
Royal Bank of Canada USD 2,435 AUD 3,608 12/21/22 (123)
Royal Bank of Canada CHF 8,057 USD 8,457 12/21/22 361
Royal Bank of Canada EUR 14,061 USD 14,153 12/21/22 201
Royal Bank of Canada JPY 308,412 USD 2,183 12/21/22 96
State Street USD 7,765 CAD 10,205 12/21/22 (270)
State Street USD 6,137 DKK 45,281 12/21/22 (101)
State Street USD 4,485 NOK 45,071 12/21/22 (142)
State Street USD 175 NZD 290 12/21/22 (6)
State Street USD 4,013 SEK 42,622 12/21/22 (136)
State Street GBP 6,215 USD 7,211 12/21/22 71
State Street HKD 2,830 USD 361 12/21/22 —
State Street SGD 120 USD 86 12/21/22 1
State Street TWD 9,103 USD 283 11/01/22 —
State Street TWD 9,428 USD 293 11/01/22 —
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts 2,069
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total % of Net Assets
Common Stocks
Argentina $ 441 $ — $ —
$ —
$ 441 —
*
Australia — 5,759 —
—
5,759 0.6
Austria — 1,979 —
—
1,979 0.2
Belgium — 1,401 —
—
1,401 0.1
Brazil 4,291 — —
—
4,291 0.4
Canada 23,987 — —
—
23,987 2.4
China — 3,337 —
—
3,337 0.3
Finland — 5,453 —
—
5,453 0.5
France — 45,395 —
—
45,395 4.5
Germany — 32,178 —
—
32,178 3.2
Hong Kong — 11,707 —
—
11,707 1.2
India 7,244 — —
—
7,244 0.7
Indonesia — 1,271 —
—
1,271 0.1
Ireland 1,464 5,534 —
—
6,998 0.7
Italy — 11,545 —
—
11,545 1.1
Japan — 78,511 —
—
78,511 7.7
Luxembourg — 3,666 —
—
3,666 0.4

Russell Investment Company
Global Equity Fund
Schedule of Investments, continued — October 31, 2022
See accompanying notes which are an integral part of the financial statements.
Global Equity Fund 143
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total % of Net Assets
Malaysia — 1,139 —
—
1,139 0.1
Netherlands 281 31,576 —
—
31,857 3.1
Norway — 515 —
—
515 0.1
Russia — — —
—
— —
Singapore — 3,008 —
—
3,008 0.3
South Africa — 1,124 —
—
1,124 0.1
South Korea 2,026 20,113 —
—
22,139 2.2
Spain — 3,493 —
—
3,493 0.3
Sweden — 4,504 —
—
4,504 0.4
Switzerland 931 47,040 —
—
47,971 4.7
Taiwan 15,183 3,529 —
—
18,712 1.8
Thailand — 4,198 —
—
4,198 0.4
Turkey — 1,566 —
—
1,566 0.2
United Kingdom 2,165 50,017 —
—
52,182 5. 1
United States 464,538 — —
—
464,538 45.7
Preferred Stocks — 6,754 — — 6,754 0.7
Short-Term Investments — — — 79,330 79,330 7.8
Total Investments 522,551 386,312 — 79,330 988,193 97.1
Other Assets and Liabilities, Net
2.9
100.0
Other Financial Instruments
Assets
Futures Contracts 8,384 — — — 8,384 0.8
Foreign Currency Exchange Contracts — 3,357 — — 3,357 0.3
Liabilities
Futures Contracts (7,736) — — — (7,736) (0.8)
Foreign Currency Exchange Contracts (5) (1,283) — — (1,288) (0.1)
Total Other Financial Instruments
**
$ 643 $ 2,074 $ — $ — $ 2,717
* Less than 0.05% of net assets.
** Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of
Investments.
For a description of the Levels, see note 2 in the Notes to Financial Statements.
For a disclosure on transfers into and out of Level 3 during the period ended October 31, 2022, see note 2 in the Notes to
Financial Statements.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value for the period ended
October 31, 2022, were less than 1% of net assets.

Russell Investment Company
Global Equity Fund
Schedule of Investments, continued — October 31, 2022
See accompanying notes which are an integral part of the financial statements.
144 Global Equity Fund
Amounts in thousands
Sector Exposure
Fair Value
$
Common Stocks
Consumer Discretionary ....................................................................
115,799
Consumer Staples ...............................................................................
58,890
Energy ................................................................................................
50,805
Financial Services ..............................................................................
184,783
Health Care ........................................................................................
122,835
Materials and Processing ...................................................................
46,193
Producer Durables ..............................................................................
109,031
Technology .........................................................................................
182,349
Utilities ...............................................................................................
31,424
Preferred Stocks
Consumer Discretionary ....................................................................
1,292
Consumer Staples ...............................................................................
1,513
Technology .........................................................................................
3,949
Short-Term Investments .............................................................
79,330
Total Investments ............................................................................... 988,193

Russell Investment Company
Global Equity Fund
Fair Value of Derivative Instruments — October 31, 2022
See accompanying notes which are an integral part of the financial statements.
Global Equity Fund 145
Amounts in thousands
Derivatives not accounted for as hedging instruments
Equity
Contracts
Foreign
Currency
Contracts
Location: Statement of Assets and Liabilities - Assets
Unrealized appreciation on foreign currency exchange contracts $ — $ 3,357
Variation margin on futures contracts* 8,384 —
Total
$ 8,384 $ 3,357
Location: Statement of Assets and Liabilities - Liabilities
Variation margin on futures contracts* $ 7,736 $ —
Unrealized depreciation on foreign currency exchange contracts — 1,288
Total
$ 7,736 $ 1,288
Derivatives not accounted for as hedging instruments
Equity
Contracts
Foreign
Currency
Contracts
Location: Statement of Operations - Net realized gain (loss)
Futures contracts $ 11,271 $ —
Foreign currency exchange contracts — 14,527
Total
$ 11,271 $ 14,527
Location: Statement of Operations - Net change in unrealized appreciation (depreciation)
Futures contracts $ (5,950) $ —
Foreign currency exchange contracts — 152
Total
$ (5,950) $ 152
* Includes cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the
Statement of Assets and Liabilities.
For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

Russell Investment Company
Global Equity Fund
Balance Sheet Offsetting of Financial and Derivative Instruments —
October 31, 2022
See accompanying notes which are an integral part of the financial statements.
146 Global Equity Fund
Amounts in thousands
Offsetting of Financial Assets and Derivative Assets
Description Location: Statement of Assets and Liabilities - Assets
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statement
of Assets
and
Liabilities
Net Amounts
of Assets
Presented in
the Statement
of Assets and
Liabilities
Foreign Currency Exchange Contracts Unrealized appreciation on foreign currency exchange contracts $ 3,357 $ — $ 3,357
Total Financial and Derivative Assets
3,357 — 3,357
Financial and Derivative Assets not subject to a netting agreement
— — —
Total Financial and Derivative Assets subject to a netting agreement
$ 3,357 $ — $ 3,357
Financial Assets, Derivative Assets, and Collateral Held by Counterparty
Gross Amounts Not Offset
in the Statement of Assets
and Liabilities
Counterparty
Net Amounts
of Assets
Presented in
the Statement
of Assets and
Liabilities
Financial
and
Derivative
Instruments
Collateral
Received^ Net Amount
Bank of Montreal
$ 662 $ 129 $ — $ 533
Bank of New York
666 127 — 539
HSBC
644 121 — 523
JPMorgan Chase
655 128 — 527
Royal Bank of Canada
658 123 — 535
State Street
72 72 — —
Total
$ 3,357 $ 700 $ — $ 2,657

Russell Investment Company
Global Equity Fund
Balance Sheet Offsetting of Financial and Derivative Instruments, continued
— October 31, 2022
See accompanying notes which are an integral part of the financial statements.
Global Equity Fund 147
Amounts in thousands
Offsetting of Financial Liabilities and Derivative Liabilities
Description Location: Statement of Assets and Liabilities - Liabilities
Gross
Amounts of
Recognized
Liabilities
Gross
Amounts
Offset in the
Statement
of Assets
and
Liabilities
Net Amounts
of Liabilities
Presented in
the Statement
of Assets and
Liabilities
Foreign Currency Exchange Contracts Unrealized depreciation on foreign currency exchange contracts $ 1,288 $ — $ 1,288
Total Financial and Derivative Liabilities
1,288 — 1,288
Financial and Derivative Liabilities not subject to a netting agreement
(5) — (5)
Total Financial and Derivative Liabilities subject to a netting agreement
$ 1,283 $ — $ 1,283
Financial Liabilities, Derivative Liabilities, and Collateral Pledged by Counterparty
Gross Amounts Not Offset
in the Statement of Assets
and Liabilities
Counterparty
Net Amounts
of Liabilities
Presented in
the Statement
of Assets and
Liabilities
Financial
and
Derivative
Instruments
Collateral
Pledged^ Net Amount
Bank of Montreal $ 129 $ 129 $ — $ —
Bank of New York 127 127 — —
HSBC 121 121 — —
JPMorgan Chase 128 128 — —
Royal Bank of Canada 123 123 — —
State Street 655 72 — 583
Total
$ 1,283 $ 700 $ — $ 583
^      Collateral received or pledged amounts may not reconcile to those disclosed in the Statement of Assets and Liabilities due to the inclusion of off-Balance
Sheet collateral and adjustments made to exclude overcollateralization.
For further disclosure on derivatives and counterparty risk see note 2 in the Notes to Financial Statements.

Russell Investment Company
Global Equity Fund
See accompanying notes which are an integral part of the financial statements.
148 Global Equity Fund
Statement of Assets and Liabilities — October 31, 2022
Amounts in thousands
Assets
Investments, at identified cost ......................................................................................................................................................
$ 969, 790
Investments, at fair value(>) ........................................................................................................................................................
988,193
Foreign currency holdings(^) ....................................................................................................................................................... 1,786
Unrealized appreciation on foreign currency exchange contracts ............................................................................................... 3,357
Receivables:
Dividends and interest ...................................................................................................................................................... 1,517
Dividends from affiliated funds ....................................................................................................................................... 113
Investments sold ............................................................................................................................................................... 2,934
Fund shares sold ............................................................................................................................................................... 442
Foreign capital gains taxes recoverable ........................................................................................................................... 1,720
From broker(a) ................................................................................................................................................................. 20,760
Variation margin on futures contracts .............................................................................................................................. 658
Total assets ...............................................................................................................................................................
1,021,480
Liabilities
Payables:
Investments purchased ..................................................................................................................................................... 1,327
Fund shares redeemed ...................................................................................................................................................... 525
Accrued fees to affiliates .................................................................................................................................................. 603
Other accrued expenses .................................................................................................................................................... 222
Deferred capital gains tax liability ................................................................................................................................... 4
Unrealized depreciation on foreign currency exchange contracts ............................................................................................... 1,288
Total liabilities ...........................................................................................................................................................
3,969
Net Assets ...............................................................................................................................................................
$ 1,017,511

Russell Investment Company
Global Equity Fund
See accompanying notes which are an integral part of the financial statements.
Global Equity Fund 149
Statement of Assets and Liabilities, continued — October 31, 2022
Amounts in thousands
Net Assets Consist of:
Total distributable earnings (losses) .............................................................................................................................................
$ 4,367
Shares of beneficial interest .........................................................................................................................................................
1, 354
Additional paid-in capital ............................................................................................................................................................
1,011, 790
Net Assets ...............................................................................................................................................................
$ 1,017,511
Net Asset Value
,
offering and redemption price per share:
Net asset value per share: Class A(#) ........................................................................................................................................... $ 7.44
Maximum offering price per share (Net asset value plus sales charge of 5.75%): Class A ..................................................... $ 7.89
Class A
—
Net assets ........................................................................................................................................................... $ 6,398,906
Class A
—
Shares outstanding ($.01 par value) .................................................................................................................. 859,706
Net asset value per share: Class C(#) ........................................................................................................................................... $ 7.25
Class C
—
Net assets ........................................................................................................................................................... $ 3,062,435
Class C
—
Shares outstanding ($.01 par value) .................................................................................................................. 422,453
Net asset value per share: Class M(#) .......................................................................................................................................... $ 7.55
Class M
—
Net assets .......................................................................................................................................................... $ 17,613,257
Class M
—
Shares outstanding ($.01 par value) .................................................................................................................. 2,331,818
Net asset value per share: Class S(#) ........................................................................................................................................... $ 7.56
Class S
—
Net assets ............................................................................................................................................................ $ 99,739,749
Class S
—
Shares outstanding ($.01 par value) ................................................................................................................... 13,199,522
Net asset value per share: Class Y(#) ........................................................................................................................................... $ 7.51
Class Y
—
Net assets ........................................................................................................................................................... $ 890,697,135
Class Y
—
Shares outstanding ($.01 par value) .................................................................................................................. 118,546,379
Amounts in thousands
(^)     Foreign currency holdings - cost $ 1,791
(>)     Investments in affiliates,
U.S. Cash Management Fund
$ 79,330
(a)     Receivable from Broker for Futures $ 20,760
(#) Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

Russell Investment Company
Global Equity Fund
See accompanying notes which are an integral part of the financial statements.
150 Global Equity Fund
Statement of Operations — For the Period Ended October 31, 2022
Amounts in thousands
Investment Income
Dividends ......................................................................................................................................................................... $ 28, 966
Dividends from affiliated funds ....................................................................................................................................... 350
Securities lending income (net) ....................................................................................................................................... 96
Less foreign taxes withheld ............................................................................................................................................. (2,491)
Total investment income ..............................................................................................................................................................
26, 921
Expenses
Advisory fees ................................................................................................................................................................... 10,768
Administrative fees .......................................................................................................................................................... 549
Custodian fees .................................................................................................................................................................. 224
Distribution fees - Class A ............................................................................................................................................... 19
Distribution fees - Class C ............................................................................................................................................... 27
Transfer agent fees - Class A ........................................................................................................................................... 16
Transfer agent fees - Class C ........................................................................................................................................... 7
Transfer agent fees - Class M .......................................................................................................................................... 14
Transfer agent fees - Class S ............................................................................................................................................ 197
Transfer agent fees - Class Y ........................................................................................................................................... 45
Professional fees .............................................................................................................................................................. 212
Registration fees ............................................................................................................................................................... 79
Shareholder servicing fees - Class C ............................................................................................................................... 9
Trustees’ fees .................................................................................................................................................................... 64
Printing fees ..................................................................................................................................................................... 28
Miscellaneous .................................................................................................................................................................. 36
Expenses before reductions .............................................................................................................................................. 12,294
Expense reductions .......................................................................................................................................................... (2,961)
Net expenses ................................................................................................................................................................................
9,333
Net investment income (loss) .......................................................................................................................................................
17, 588
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments (net of foreign capital gains taxes of $2) ..................................................................................................... (33, 804 )
Investments in affiliated funds ......................................................................................................................................... (8)
Futures contracts .............................................................................................................................................................. 11,271
Foreign currency exchange contracts ............................................................................................................................... 14,527
Foreign currency-related transactions .............................................................................................................................. (817)
Net realized gain (loss) ................................................................................................................................................................
(8, 831 )
Net change in unrealized appreciation (depreciation) on:
Investments (net of deferred tax liability for f oreign capital gains taxes of $ 3) .............................................................. (213, 616 )
Investments in affiliated funds ......................................................................................................................................... (3)
Futures contracts .............................................................................................................................................................. (5,950)
Foreign currency exchange contracts ............................................................................................................................... 152
Foreign currency-related transactions .............................................................................................................................. (281)
Net change in unrealized appreciation (depreciation) ................................................................................................................. (219, 698 )
Net realized and unrealized gain (loss) ........................................................................................................................................ (228, 529 )
Net Increase (Decrease) in Net Assets from Operations ....................................................................................
$ (210,941)

Russell Investment Company
Global Equity Fund
See accompanying notes which are an integral part of the financial statements.
Global Equity Fund 151
Statements of Changes in Net Assets
Amounts in thousands
For the Periods Ended October 31,
2022 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss) .............................................................................................................. $ 17, 588 $ 10,635
Net realized gain (loss) ....................................................................................................................... (8, 831 ) 68,851
Net change in unrealized appreciation (depreciation) ........................................................................ (219, 698 ) 182,916
Net increase (decrease) in net assets from operations .............................................................................. (210,941) 262,402
Distributions
To shareholders
Class A .......................................................................................................................................... (598) (1,984)
Class C .......................................................................................................................................... (242) (967)
Class M ......................................................................................................................................... (518) (2,137)
Class S .......................................................................................................................................... (7,654) (29,432)
Class Y .......................................................................................................................................... (81,370) (114,495)
Net decrease in net assets from distributions ............................................................................................ (90,382) (149,015)
Share Transactions*
Net increase (decrease) in net assets from share transactions ................................................................... (22,778) 652,198
Total Net Increase (Decrease) in Net Assets ........................................................................
(324,101) 765,585
Net Assets
Beginning of period .................................................................................................................................. 1,341,612 576,027
End of period .............................................................................................................................................
$ 1,017,511 $ 1,341,612

Russell Investment Company
Global Equity Fund
See accompanying notes which are an integral part of the financial statements.
152 Global Equity Fund
Statements of Changes in Net Assets, continued
* Share transaction amounts (in thousands) for the periods ended October 31, 2022 and October 31, 2021 were as follows:
2022 2021
Shares Dollars Shares Dollars
Class A
Proceeds from shares sold 30 $ 271 58 $ 527
Proceeds from reinvestment of distributions 66 598 246 1,978
Payments for shares redeemed (188) (1,560) (187) (1,664)
Net increase (decrease)
(92) (691) 117 841
Class C
Proceeds from shares sold 8 65 27 241
Proceeds from reinvestment of distributions 28 242 122 967
Payments for shares redeemed (47) (383) (152) (1,330)
Net increase (decrease)
(11) (76) (3) (122)
Class M
Proceeds from shares sold 1,745 13,314 90 828
Proceeds from reinvestment of distributions 57 518 262 2,137
Payments for shares redeemed (256) (2,233) (473) (4,299)
Net increase (decrease)
1,546 11,599 (121) (1,334)
Class S
Proceeds from shares sold 3,098 23,914 926 8,412
Proceeds from reinvestment of distributions 814 7,429 3,490 28,474
Payments for shares redeemed (2,701) (23,217) (5,668) (51,707)
Net increase (decrease)
1,211 8,126 (1,252) (14,821)
Class Y
Proceeds from shares sold 4,717 34,424 80,445 742,533
Proceeds from reinvestment of distributions 8,991 81,370 14,135 114,495
Payments for shares redeemed (18, 212 ) (157,530) (20,377) (189,394)
Net increase (decrease)
(4, 504 ) (41,736) 74,203 667,634
Total increase (decrease)
(1, 850 ) $ (22,778) 72,944 $ 652,198

Russell Investment Company
Global Equity Fund
Financial Highlights — For the Periods Ended
See accompanying notes which are an integral part of the financial statements.
154 Global Equity Fund
For a Share Outstanding Throughout Each Period.
$
Net Asset Value,
Beginning of
Period
$
Net Investment
Income (Loss)
(a)(d)
$
Net Realized
and Unrealized
Gain (Loss)
$
Total from
Investment
Operations
$
Distributions
from Net
Investment Income
$
Distributions
from Net
Realized Gain
Class A
October 31, 2022 9.69 . 09 (1. 71 ) (1.62) (.08) (.55)
October 31, 2021 8.89 .05 3.18 3.23 (.07) (2.36)
October 31, 2020 9.98 .05 .14 .19 (.41) (.87)
October 31, 2019 10.44 .13 .73 .86 (.10) (1.22)
October 31, 2018 11.81 .06 (.02) .04 (.06) (1.35)
Class C
October 31, 2022 9.45 .03 (1.67) (1.64) (.01) (.55)
October 31, 2021 8.72 (.02) 3.11 3.09 — (2.36)
October 31, 2020 9.80 (.02) .15 .13 (.34) (.87)
October 31, 2019 10.25 .06 .72 .78 (.01) (1.22)
October 31, 2018 11.64 (.02) (.02) (.04) — (1.35)
Class M
October 31, 2022 9.82 .12 (1.72) (1.60) (.12) (.55)
October 31, 2021 8.99 .08 3.21 3.29 (.10) (2.36)
October 31, 2020 10.03 .09 .14 .23 (.40) (.87)
October 31, 2019 10.50 .16 .73 .89 (.14) (1.22)
October 31, 2018 11.88 .10 (.02) .08 (.11) (1.35)
Class S
October 31, 2022 9.83 .12 (1.73) (1.61) (.11) (.55)
October 31, 2021 8.99 .07 3.22 3.29 (.09) (2.36)
October 31, 2020 10.05 .07 .15 .22 (.41) (.87)
October 31, 2019 10.51 .16 .73 .89 (.13) (1.22)
October 31, 2018 11.87 .09 (.02) .07 (.08) (1.35)
Class Y
October 31, 2022 9.77 .13 (1.71) (1.58) (.13) (.55)
October 31, 2021 8.96 .10 3.18 3.28 (.11) (2.36)
October 31, 2020 10.06 .09 .15 .24 (.47) (.87)
October 31, 2019 10.52 .17 .74 .91 (.15) (1.22)
October 31, 2018 11.90 .11 (.03) .08 (.11) (1.35)

See accompanying notes which are an integral part of the financial statements.
Global Equity Fund 155
$
Total
Distributions
$
Net Asset Value,
End of
Period
%
Total
Return
(c)
$
Net Assets,
End of Period
(000)
%
Ratio of Expenses
to Average
Net Assets,
Gross
%
Ratio of Expenses
to Average
Net Assets,
Net
(d)
%
Ratio of Net
Investment Income
to Average
Net Assets
(d)
%
Portfolio
Turnover Rate
(.63) 7.44 (17.81) 6,399 1.50 1.24 1. 13 41
(2.43) 9.69 41.83 9,215 1.50 1.27 .57 49
(1.28) 8.89 1.44 7,422 1.55 1.36 .56 77
(1.32) 9.98 10.57 10,217 1.48 1.44 1.39 53
(1.41) 10.44 .01 13,032 1.50 1.48 .52 60
(.56) 7.25 (18.38) 3,062 2.25 1.99 . 37 41
(2.36) 9.45 40.73 4,098 2.25 2.02 (.19) 49
(1.21) 8.72 .75 3,805 2.30 2.11 (.18) 77
(1.23) 9.80 9.71 6,091 2.23 2.19 .65 53
(1.35) 10.25 (.73) 7,417 2.24 2.23 (.23) 60
(.67) 7.55 (17.49) 17,613 1.26 .89 1.48 41
(2.46) 9.82 42.21 7,717 1.25 .92 .90 49
(1.27) 8.99 1.84 8,150 1.27 1.01 .97 77
(1.36) 10.03 10.90 117,840 1.25 1.10 1.66 53
(1.46) 10.50 .37 51,267 1.24 1.13 .90 60
(.66) 7.56 (17.55) 99,740 1.25 .99 1. 37 41
(2.45) 9.83 42.12 117,789 1.25 1.02 .81 49
(1.28) 8.99 1.73 118,994 1.29 1.11 .81 77
(1.35) 10.05 10.83 643,089 1.23 1.19 1.64 53
(1.43) 10.51 .28 901,342 1.24 1.23 .79 60
(.68) 7.51 (17.39) 890,697 1.05 .79 1.57 41
(2.47) 9.77 42.30 1,202,793 1.04 .82 1.10 49
(1.34) 8.96 1.90 437,655 1.10 .91 1.01 77
(1.37) 10.06 11.15 675,073 1.04 1.00 1.83 53
(1.46) 10.52 .39 739,946 1.05 1.03 .98 60

Russell Investment Company
Global Equity Fund
See accompanying notes which are an integral part of the financial statements.
156 Global Equity Fund
Related Party Transactions, Fees and Expenses
Accrued fees payable to affiliates for the period ended October 31, 2022 were as follows:
Transactions (amounts in thousands) during the period ended October 31, 2022 with Underlying Funds which are, or were, an affiliated company are as follows:
Federal Income Taxes
At October 31, 2022, the cost of investments, net unrealized appreciation (depreciation), and components of distributable earnings for income tax purposes were as follows:
For the fiscal years ended October 31, 2022 and October 31, 2021, respectively, the Fund made the following tax basis distributions:
Net investment income and net realized gains (losses) in the financial statements may differ from taxable net investment income and net realized gains (losses). Capital accounts within the financial statements are adjusted for permanent differences between book and tax accounting.  These differences may be due to foreign currency gains or losses, reclassifications of dividends and /or differences in treatment of income from swaps.  These adjustments have no impact on the net assets.
At October 31, 2022, there were no adjustments to the Statement of Assets and Liabilities.
Advisory fees $ 536,843
Administration fees 39,387
Distribution fees 3,200
Shareholder servicing fees 628
Transfer agent fees 19,306
Trustee fees 4,000
$ 603,364
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Income
Distributions
Capital Gains
Distributions
U.S. Cash Collateral Fund $ 11,800 $ 109,231 $ 121,031 $ — $ — $ — $ 40 $ —
U.S. Cash Management Fund 35,663 507,687 464,009 (8) (3) 79,330 350 —
$ 47,463 $ 616,918 $ 585,040 $ (8) $ (3) $ 79,330 $ 390 $ —
Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
Undistributed
Ordinary Income
Undistributed
Long-Term
Capital Gains
(Capital Loss
Carryforward)
$ 985,845,957 $ 7,127,925 $ (6,112,069) $ 1,015,856 $ 27,386,645 $ (23,803,540)
October 31, 2022 October 31, 2021
Ordinary Income
Distributions
Long-Term
Capital Gain
Distributions
Return of
Capital
Ordinary Income
Distributions
Long-Term
Capital Gain
Distributions
Return of
Capital
$ 55,113,468 $ 35,269,031 $ — $ 13,421,399 $ 135,593,943 $ —
Total distributable earnings (losses)
$ —
Additional paid-in capital
—

Russell Investment Company
Emerging Markets Fund
Portfolio Management Discussion and Analysis — October 31, 2022
(Unaudited)
158 Emerging Markets Fund
Emerging Markets Fund - Class A
‡
Total
Return
1 Year (36 .72)%
5 Years (6 .33)%§
10 Years (0 .98)%§
Emerging Markets Fund - Class C
Total
Return
1 Year (33 .33)%
5 Years (5 .91)%§
10 Years (1 .13)%§
Emerging Markets Fund - Class M
‡‡
Total
Return
1 Year (32 .59)%
5 Years (4 .88)%§
10 Years (0 .07)%§
Emerging Markets Fund - Class R6
‡‡‡
Total
Return
1 Year (32 .54)%
5 Years (4 .82)%§
10 Years 0 .04%§
Emerging Markets Fund - Class S
Total
Return
1 Year (32.67)%
5 Years (4.98)%§
10 Years (0.13)%§
Emerging Markets Fund - Class Y
Total
Return
1 Year (32.54)%
5 Years (4.80)%§
10 Years 0.05%§
MSCI Emerging Markets Index (Net)
**
Total
Return
1 Year (31 .03)%
5 Years (3 .09)%§
10 Years 0 .79%§
Emerging Markets Linked Benchmark
***
Total
Return
1 Year (31 .03)%
5 Years (3 .04)%§
10 Years 1 .19%§

Russell Investment Company
Emerging Markets Fund
Portfolio Management Discussion and Analysis, continued — October 31,
2022 (Unaudited)
Emerging Markets Fund 159
The Emerging Markets Fund (the “Fund”) employs a multi-
manager approach whereby Russell Investment Management,
LLC (“RIM”) manages a portion of the Fund’s assets based upon model portfolios provided by multiple non-discretionary money managers. The Fund’s money managers have non-discretionary
assignments pursuant to which they provide a model portfolio to RIM representing their investment recommendations, based
upon which RIM purchases and sells securities for the Fund.
RIM also manages the portion of the Fund’s assets that RIM
determines not to manage based upon model portfolios provided by the Fund’s money managers. RIM may change the allocation
of the Fund’s assets at any time. An exemptive order from the
Securities and Exchange Commission permits RIM to engage
or terminate a money manager at any time, subject to approval by the Fund’s Board, without a shareholder vote. Pursuant to the terms of the exemptive order, the Fund is required to notify its shareholders within 90 days of when a money manager begins
providing services. As of October 31, 2022, the Fund had six money managers.
What is the Fund’s investment objective?
The Fund seeks to provide long term capital growth.
How did the Fund perform relative to its benchmark
for the fiscal year ended October 31, 2022?
For the fiscal year ended October 31, 2022 (the “fiscal year”), the Fund’s Class A, Class C, Class M, Class R6, Class S and
Class Y Shares lost 32.86%, 33.33%, 32.59%, 32.54%, 32.67%
and 32.54%. This is compared to the Fund’s benchmark, the
MSCI Emerging Markets Index (Net), which lost 31.03% during
the fiscal year. The Fund’s performance includes operating
expenses, whereas index returns are unmanaged and do not
include expenses of any kind.
For the fiscal year, the Morningstar
®
Diversified Emerging
Markets Category, a group of funds that Morningstar, Inc.
considers to have investment strategies similar to those of the
Fund, lost 30.59%. This result serves as a peer comparison and is expressed net of operating expenses.
RIM may assign a money manager a specific style or
capitalization benchmark other than the Fund’s index (a
“RIM-assigned benchmark”). However, the Fund’s primary
index remains the benchmark for the Fund and is intended to
be representative of the aggregate of each money manager’s
benchmark index.
How did market conditions affect the Fund’s
performance?
Over the fiscal year, emerging markets equities as measured
by the MSCI Emerging Markets Index (Net) had negative
returns and meaningfully underperformed developed market
equities as measured by the MSCI World Index (Net). Emerging market (“EM”) equities were predominately dragged down by
China, as regulatory pressure on large-cap growth e-commerce platforms continued over the fiscal year. EM market sentiment was also negatively impacted by domestic challenges within
the real estate sector. COVID lockdowns in large provinces
and cities and geopolitical tensions between China and Taiwan were also headwinds. Russia’s invasion of Ukraine in February was also a challenge for EM equities. On the other hand, most commodity exporters in South America and the Middle East
(including benchmark heavyweights Brazil and Saudi Arabia)
had strong positive returns. From a style perspective, large-cap growth equities struggled more than the broader market, while small cap value stocks and stocks exhibiting low volatility
characteristics had better relative performance.
Frontier markets lost 31.20%, which is comparable with
emerging markets, as concerns around global inflation and
surging food and energy prices put strains on frontier markets’
economies.
How did the investment strategies and techniques
employed by the Fund and its money managers affect
its benchmark relative performance?
The Fund’s underweights to oil-producing markets in the
Middle East such as Saudi Arabia and Qatar were a drag on
relative performance. Underweights to India (consumer
staples) and stock selection within Taiwan also detracted from performance. Additionally, securities held in Russia were
written down to zero, which also negatively impacted returns.
However, the underweight to China through most of the fiscal year (in particular, the underweight to communication services
(Tencent)) and stock selection within consumer discretionary in
China contributed positively to the Fund’s overall performance.
An overweight to Brazil and stock selection within Korea also contributed positively. From a style perspective, the Fund’s tilt towards value stocks was modestly beneficial, while the underweight to less volatile portions of the EM market detracted.
With respect to the Fund’s money managers, money
managers with a growth tilt, including Axiom Investors LLC
(“Axiom”) and Neuberger Berman Investment Advisors, LLC,
underperformed the broader markets as it was a challenging
environment for growth assets. Axiom’s stock selection within
China’s industrials names linked to the energy transition and electric vehicles were a headwind. Stock selection within India and Taiwan also detracted from performance.
Money managers exhibiting a positive value tilt, including
Oaktree Fund Advisors, LLC (“Oaktree”), Alliance Bernstein,
L.P. and Numeric Investors, LLC, contributed positively to
Fund returns. Oaktree’s dynamic market-oriented strategy

Russell Investment Company
Emerging Markets Fund
Portfolio Management Discussion and Analysis, continued — October 31,
2022 (Unaudited)
160 Emerging Markets Fund
benefited from a meaningful overweight to Brazil (including
oil producer Petrobras) and underweights for portions of the fiscal year to certain large-cap growth names in China (Tencent,
Alibaba, Meituan).
Consilium Investment Management, LLC (“Consilium”), a
frontier markets specialist, outperformed both its RIM-assigned frontier benchmark and the Fund’s benchmark. Stock selection within Vietnam and Kazakhstan was the main driver of excess
returns for Consilium.
RIM manages assets not allocated to money manager strategies and the Fund’s cash balances.
During the fiscal year, RIM managed a positioning strategy that seeks to manage Fund-level exposures, including style, factor, currency and country, through the direct purchase of emerging markets stocks. Using the output from quantitative and/or
rules-based processes and qualitative analysis, the strategy seeks to position the portfolio to meet RIM’s overall preferred positioning, while optimizing the portfolio to minimize tracking error relative to the Fund’s money manager portfolios. Over the fiscal year, the strategy sought stocks that were less expensive than their historic averages, as well as stocks that displayed stronger momentum than the overall market. The strategy
also sought to offset some of the structural benchmark relative country tilts, driven by the allocation to Consilium Investment
Management, LLC, a frontier markets specialist. During the fiscal year, the positioning strategy performed roughly in line with the
Fund’s benchmark. The positioning strategy’s tilt towards value contributed positively to performance, given an environment
favoring low valuation stocks. The strategy’s underweight to
Saudi Arabia detracted, while overweights in India and Brazil contributed. Using a small part of the positioning strategy to mitigate some of the Fund’s largest contributors to active risk
(namely, the Fund’s underweight to e-commerce and interactive media platforms in China) detracted.
During the fiscal year, RIM used index futures contracts to
equitize a portion of the Fund’s cash and this strategy performed as intended.
Describe any changes to the Fund’s structure or the
money manager line-up.
There were no changes to the Fund’s structure or money
manager line-up during the fiscal year.
The views expressed in this report reflect those of
the portfolio managers only through the end of the
fiscal year covered by the report. These views do not
necessarily represent the views of RIM or any other
person in RIM or any other affiliated organization.
These views are subject to change at any time based
upon market conditions or other events, and RIM
disclaims any responsibility to update the views
contained herein. These views should not be relied
on as investment advice and, because investment
decisions for a Russell Investment Company (“RIC”)
Fund are based on numerous factors, should not be
relied on as an indication of investment decisions of
any RIC Fund.
Money Managers as of October 31,
2022 Styles
AllianceBernstein , L.P. Value
Axiom Investors LLC Growth
Consilium Investment Management, LLC Market Oriented
Neuberger Berman Investment Advisers,
LLC Growth
Numeric Investors, LLC Market Oriented
Oaktree Fund Advisors, LLC Market Oriented

Russell Investment Company
Emerging Markets Fund
Portfolio Management Discussion and Analysis, continued — October 31,
2022 (Unaudited)
Emerging Markets Fund 161
* Assumes initial investment on November 1, 2012.
**
MSCI Emerging Markets Index (Net) is a free float
‐
adjusted market capitalization index that is designed to measure equity market performance of emerging markets. The index consists of 24 emerging market country indexes.
*** Emerging Markets Linked Benchmark provides a means to compare the Fund’s average annual returns to a secondary benchmark that takes into account historical changes in the Fund’s primary benchmark. The Emerging Markets Linked Benchmark represents the returns of the Russell Emerging Markets
Index (net of tax on dividends from foreign holdings) through December 31, 2017, and the returns of the MSCI Emerging Markets Index (net of tax on dividends from foreign holdings) thereafter.
‡ The performance shown has been adjusted to reflect the deduction of the maximum Class A sales charge of 5.75%.
‡‡ The Fund’s performance inception date for Class M Shares was March 16, 2017. The returns shown for Class M Shares prior to that date are the returns of the Fund’s Class S Shares. Class M Shares will have substantially similar annual returns as the Class S Shares because the Shares of each Class are invested in the same portfolio of securities. Annual returns for each Class will differ only to the extent that the Class M Shares do not have the same expenses as the
Class S Shares.
‡‡‡ The Fund’s performance inception date for Class R6 Shares was February 29, 2016. The returns shown for Class R6 Shares prior to the date are the returns of the Fund’s Class Y Shares. Class R6 Shares will have substantially similar annual returns as the Class Y Shares because the Shares of each Class are invested in the same portfolio of securities. Annual returns for each Class will differ only to the extent that the Class R6 Shares do not have the same expenses as the Class Y Shares.
§ Annualized.
Performance is historical and assumes reinvestment of all dividends and capital gains.  Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than when purchased.  Past performance is not indicative of future results.  The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Additionally, the returns presented herein may differ from the performance reported in the Financial Highlights as the returns herein are calculated in a manner consistent with standardized performance in accordance with
Securities and Exchange Commission rules, while the performance in the Financial Highlights has been calculated in accordance with U.S. Generally Accepted
Accounting Pr inciple s (“U.S. GAAP”).

Russell Investment Company
Emerging Markets Fund
Shareholder Expense Example — October 31, 2022 (Unaudited)
162 Emerging Markets Fund
Fund Expenses
The following disclosure provides important information
regarding the Fund’s Shareholder Expense Example
(“Example”).
Example
As a shareholder of the Fund, you incur two types of costs:
(1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs,
including advisory and administrative fees; distribution (12b-1)
and/or service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars)
of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from May 1, 2022 to October 31, 2022 .
Actual Expenses
The information in the table under the heading “Actual
Performance” provides information about actual account
values and actual expenses. You may use the information in
this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During
Period” to estimate the expenses you paid on your account
during this period.
Hypothetical Example for Comparison Purposes
The information in the table under the heading “Hypothetical
Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses
based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the
Fund’s actual return. The hypothetical account values and
expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the
Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant
to highlight your ongoing costs only and do not reflect any
transactional costs. Therefore, the information under the heading
“Hypothetical Performance (5% return before expenses)” is
useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
Class A
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2022 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2022 $ 792.60 $ 1,018.00
Expenses Paid During Period* $ 6.46 $ 7.27
* Expenses are equal to the Fund's annualized expense ratio of 1.43%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-
half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class C
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2022 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2022 $ 789.80 $ 1,014.22
Expenses Paid During Period* $ 9.83 $ 11.07
* Expenses are equal to the Fund's annualized expense ratio of 2.18%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-
half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class M
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2022 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2022 $ 794.00 $ 1,019.76
Expenses Paid During Period* $ 4.88 $ 5.50
* Expenses are equal to the Fund's annualized expense ratio of 1.08%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-
half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

Russell Investment Company
Emerging Markets Fund
Shareholder Expense Example, continued — October 31, 2022 (Unaudited)
Emerging Markets Fund 163
Class R6
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2022 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2022 $ 794.30 $ 1,020.06
Expenses Paid During Period* $ 4.61 $ 5.19
* Expenses are equal to the Fund's annualized expense ratio of 1.02%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-
half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class S
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2022 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2022 $ 793.60 $ 1,019.26
Expenses Paid During Period* $ 5.33 $ 6.01
* Expenses are equal to the Fund's annualized expense ratio of 1.18%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-
half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class Y
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2022 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2022 $ 794.50 $ 1,020. 16
Expenses Paid During Period* $ 4.52 $ 5.09
* Expenses are equal to the Fund's annualized expense ratio of 1.00%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-
half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

Russell Investment Company
Emerging Markets Fund
Schedule of Investments — October 31, 2022
See accompanying notes which are an integral part of the financial statements.
164 Emerging Markets Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Common Stocks - 92.9%
Argentina - 0.0%
Globant SA(Æ) 1,452 274
Austria - 0.0%
Erste Group Bank AG 4,489 111
Brazil - 7.4%
Afya , Ltd. Class A(Æ) 87,965 1,296
Arezzo Industria e Comercio SA 55,600 1,125
Atacadao SA 614,300 2,314
Azul SA - ADR(Æ)(Ñ) 142,196 1,335
B3 SA - Brasil Bolsa Balcao 2,007,916 5,846
Banco Bradesco SA - ADR 521,006 1,975
Banco BTG Pactual SA(Æ) 406,565 2,278
Banco do Brasil SA 253,183 1,815
BB Seguridade Participacoes SA 109,050 627
BR Malls Participacoes SA 109,617 215
Centrais Eletricas Brasileiras SA 454,300 4,382
Cia Brasileira de Alumino 115,700 247
Cia Brasileira de Distribuicao (Æ) 16,600 71
Cia Siderurgica Nacional SA 79,200 188
Cielo SA(Æ) 665,121 766
Equatorial Energia SA 90,000 523
Gerdau SA - ADR 34,055 170
Hapvida Participacoes e Investimentos
SA(Þ) 1,143,427 1,727
Hypera SA(Æ) 119,900 1,179
Itau Unibanco Holding SA - ADR 499,217 2,905
JBS SA 491,067 2,373
Klabin SA 319,888 1,339
Localiza Rent a Car SA 132,667 1,812
Marfrig Global Foods SA 60,001 124
MercadoLibre , Inc.(Æ) 1,874 1,690
Minerva SA 81,399 216
Pagseguro Digital, Ltd. Class A(Æ) 235,847 3,226
Petro Rio SA(Æ) 28,300 194
Petroleo Brasileiro SA 227,600 1,465
Petroleo Brasileiro SA - ADR 569,101 7,084
Suzano Papel e Celulose SA 32,100 331
Telefonica Brasil SA 50,600 405
Total SA(Æ) 110,826 711
Vale SA 114,435 1,487
Vale SA Class B - ADR 335,323 4,339
Vibra Energia SA 72,100 255
WEG SA 352,200 2,747
XP, Inc. Class A(Æ) 11,949 219
61,001
Canada - 0.9%
First Quantum Minerals, Ltd. 140,730 2,482
Ivanhoe Mines, Ltd. Class A(Æ) 366,649 2,543
Parex Resources, Inc. 171,234 2,612
7,637
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Chile - 0.4%
Sociedad Quimica y Minera de Chile
SA - ADR 35,869 3,360
China - 25.0%
3SBio, Inc. Class A(Þ) 467,000 330
Agricultural Bank of China, Ltd. Class
H 4,576,000 1,304
Air China, Ltd. Class H(Æ) 2,674,000 1,860
Airtac International Group 12,000 276
Alibaba Group Holding, Ltd.(Æ) 2,353,400 18,737
Alibaba Group Holding, Ltd. - ADR(Æ) 64,206 4,082
Aluminum Corp. of China, Ltd. Class H 7,846,000 2,240
Anhui Conch Cement Co., Ltd. Class H 837,735 2,159
Autohome , Inc. - ADR 6,570 172
BAIC Motor Corp., Ltd. Class H(Þ) 321,000 71
Baidu, Inc. Class A(Æ) 90,450 868
Baidu, Inc. - ADR(Æ) 21,552 1,650
Bank of China, Ltd. Class H 7,661,000 2,470
Bank of Communications Co., Ltd.
Class H 777,000 379
Bank of Jiangsu Co., Ltd. Class A 305,700 290
BOE Technology Group Co., Ltd. Class
A 5,332,700 2,441
Bosideng International Holdings, Ltd. 926,000 399
BYD Co., Ltd. Class A 6,000 203
BYD Co., Ltd. Class H 132,000 2,957
Centre Testing International Group Co.,
Ltd. Class A 205,200 527
CGN Power Co., Ltd. Class H(Þ) 1,137,000 230
China CITIC Bank Corp., Ltd. Class H 2,704,679 1,020
China Construction Bank Corp. Class H 10,026,712 5,328
China Datang Corp. Renewable Power
Co., Ltd. Class H 3,769,743 1,017
China Feihe , Ltd.(Þ) 1,383,000 798
China Forestry Holdings Co., Ltd.(Æ)
(Š) 871,100 —
China Hongqiao Group, Ltd. 235,500 166
China International Capital Corp., Ltd.
Class H(Þ) 146,000 202
China International Marine Containers
Group Co., Ltd. Class A 477,700 435
China International Marine Containers
Group Co., Ltd. Class H 168,000 107
China Longyuan Power Group Corp.,
Ltd. Class H 3,291,800 3,767
China Medical System Holdings, Ltd. 313,000 342
China Mengniu Dairy Co., Ltd.(Æ) 490,000 1,570
China Merchants Bank Co., Ltd. Class
A 370,700 1,360
China Merchants Bank Co., Ltd. Class
H 423,352 1,392
China National Building Material Co.,
Ltd. Class H 360,000 209
China Oilfield Services, Ltd. Class H 3,540,000 3,985
China Overseas Land & Investment,
Ltd. 1,308,000 2,497
China Overseas Property Holdings, Ltd. 535,000 337

Russell Investment Company
Emerging Markets Fund
Schedule of Investments, continued — October 31, 2022
See accompanying notes which are an integral part of the financial statements.
Emerging Markets Fund 165
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
China Pacific Insurance Group Co., Ltd.
Class H 267,800 431
China Petroleum & Chemical Corp.
Class H 2,000,000 790
China Railway Group, Ltd. Class H 427,000 185
China Resources Land, Ltd. 720,000 2,257
China Shenhua Energy Co., Ltd. Class
H 826,094 2,172
China State Construction International
Holdings, Ltd. 220,000 198
China Tourism Group Duty Free Corp.,
Ltd. Class A 67,000 1,470
China Tourism Group Duty Free Corp.,
Ltd. Class H(Æ)(Þ) 83,800 1,656
China Tower Corp., Ltd. Class H(Þ) 4,496,000 407
China Vanke Co., Ltd. Class H 194,300 250
China Yangtze Power Co., Ltd. Class A 1,047,200 2,908
China Yongda Automobiles Services
Holdings, Ltd. 637,500 286
China Yuhua Education Corp., Ltd.
(Æ)(Þ) 2,834,000 310
Chongqing Brewery Co., Ltd. Class A 83,200 996
CITIC Securities Co., Ltd. Class H 999,000 1,495
CITIC, Ltd. 519,000 465
Contemporary Amperex Technology
Co., Ltd. Class A 24,360 1,242
COSCO SHIPPING Holdings Co., Ltd.
Class H 707,000 763
Country Garden Services Holdings Co.,
Ltd. 261,000 228
CSPC Pharmaceutical Group, Ltd. 1,335,000 1,373
Daqo New Energy Corp. - ADR(Æ) 29,224 1,286
Dong-E-E-Jiao Co., Ltd. Class A 50,286 259
East Money Information Co., Ltd.
Class A 236,240 505
Fosun International, Ltd. 323,000 197
Fufeng Group, Ltd. 426,000 221
Fuyao Glass Industry Group Co., Ltd.
Class H(Þ) 63,600 228
Ganfeng Lithium Co., Ltd. Class H(Þ) 288,600 1,953
Great Wall Motor Co., Ltd. Class H 3,173,000 3,450
Greentown China Holdings, Ltd. 215,500 205
Guangdong Xinbao Electrical
Appliances Holdings Co., Ltd. Class
A 100,500 220
Guangzhou Automobile Group Co., Ltd.
Class H 3,004,435 1,830
Hello Group, Inc.(Æ) 148,843 700
Huaxia Bank Co., Ltd. Class A 904,600 593
Industrial & Commercial Bank of
China, Ltd. Class A 408,900 232
Industrial & Commercial Bank of
China, Ltd. Class H 4,496,401 1,949
Industrial Bank Co., Ltd. Class A 1,206,389 2,481
JD.com, Inc. Class A 360,826 6,738
JD.com, Inc. - ADR 33,287 1,241
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Jiangsu Changshu Rural Commercial
Bank Co., Ltd. Class A 1,248,100 1,193
Jiumaojiu International Holdings, Ltd.
(Þ) 207,000 325
Joincare Pharmaceutical Group Industry
Co., Ltd. Class A 473,000 758
Jonjee Hi-Tech Industrial And
Commercial Holding Co., Ltd. Class
A 72,600 270
JOYY, Inc.(Æ) 6,678 168
Kingboard Holdings, Ltd. 216,000 533
Kweichow Moutai Co., Ltd. Class A 18,263 3,381
Legend Holdings Corp. Class H(Þ) 216,000 181
Lenovo Group, Ltd. 622,701 496
Li Auto, Inc. - ADR(Æ) 45,605 621
Longfor Group Holdings, Ltd.(Þ) 1,271,500 1,621
LONGi Green Energy Technology Co.,
Ltd. Class A 208,776 1,374
Luzhou Laojiao Co., Ltd Class A 57,900 1,240
Meituan Class B(Æ)(Þ) 318,600 5,068
Midea Group Co., Ltd. Class A 525,892 2,893
Midea Real Estate Holding, Ltd.(Þ) 520,000 363
Muyuan Foods Co., Ltd. Class A 251,654 1,614
NetEase , Inc. - ADR 17,198 957
PetroChina Co., Ltd. Class H 5,254,000 2,009
Pharmaron Beijing Co., Ltd. Class H(Þ) 250,000 841
PICC Property & Casualty Co., Ltd.
Class H 2,628,545 2,425
Pinduoduo , Inc. - ADR(Æ) 70,506 3,866
Ping An Bank Co., Ltd. Class A 769,978 1,089
Ping An Insurance Group Co. of China,
Ltd. Class A 403,500 1,996
Ping An Insurance Group Co. of China,
Ltd. Class H 917,000 3,670
Postal Savings Bank of China Co., Ltd.
Class H(Þ) 763,000 354
Riyue Heavy Industry Co., Ltd. Class A 367,400 1,112
Sanquan Food Co., Ltd. Class A 154,640 299
SF Holding Co., Ltd. Class A 39,400 261
Shanghai International Airport Co., Ltd.
Class A(Æ) 359,000 2,623
Shenzhen Inovance Technology Co.,
Ltd. Class A 108,900 996
Shenzhen Mindray Bio-Medical
Electronics Co., Ltd. Class A 18,700 834
Shenzhen Topband Co., Ltd. Class A 655,500 1,007
Shimao Group Holdings, Ltd.(Æ)(Š) 128,000 72
Sichuan Kelun Pharmaceutical Co., Ltd.
Class A 74,900 254
Sinopharm Group Co., Ltd. Class H 153,600 292
SITC International Holdings Co., Ltd. 26,000 43
Sunac China Holdings, Ltd.(Æ)(Š) 320,000 187
Suofeiya Home Collection Co., Ltd.
Class A 442,000 842
Tencent Holdings, Ltd. 656,680 17,231
Tencent Music Entertainment Group
- ADR(Æ) 232,889 841

Russell Investment Company
Emerging Markets Fund
Schedule of Investments, continued — October 31, 2022
See accompanying notes which are an integral part of the financial statements.
166 Emerging Markets Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Times Property Holdings, Ltd. 216,000 14
Tongcheng Travel Holdings, Ltd.(Æ) 1,094,800 1,699
Trip.com Group, Ltd. - ADR(Æ) 155,508 3,519
Tsingtao Brewery Co., Ltd. Class H 186,000 1,301
Vipshop Holdings, Ltd. - ADR 200,994 1,401
Wanhua Chemical Group Co., Ltd.
Class A 18,700 206
Weichai Power Co., Ltd. Class H 1,196,000 1,142
Wingtech Technology Co., Ltd. Class A 170,838 1,121
Wuhu Sanqi Interactive Entertainment
Network Technology Group Co., Ltd.
Class A 189,000 375
Wuliangye Yibin Co., Ltd. Class A 19,700 361
WuXi AppTec Co., Ltd. Class A 15,446 162
WuXi AppTec Co., Ltd. Class H(Þ) 237,383 1,905
WuXi Biologics (Cayman), Inc.(Æ)(Þ) 190,500 862
Wuxi Lead Intelligent Equipment Co.,
Ltd. Class A 142,800 978
Wuxi Power Engineering Co., Ltd.(Æ) 52,100 578
Xianhe Co., Ltd. Class A 329,841 1,095
Xiaomi Corp. Class B(Æ)(Þ) 109,600 123
Yadea Group Holdings, Ltd.(Þ) 440,000 672
Yankuang Energy Group Co., Ltd.
Class H 150,000 423
Yifeng Pharmacy Chain Co., Ltd. Class
A 288,434 2,219
Yunnan Botanee Bio-Technology Group
Co., Ltd. Class A 47,900 938
Yunnan Energy New Material Co., Ltd.
Class A 26,762 542
Zhejiang HangKe Technology, Inc. Co.
Class A 112,638 771
Zhejiang Orient Gene Biotech Co., Ltd.
Class A 18,804 213
Zhongsheng Group Holdings, Ltd. 454,500 1,726
Zijin Mining Group Co., Ltd. Class H 2,488,000 2,368
ZTO Express, Inc. - ADR 14,538 246
205,507
Colombia - 0.1%
Bancolombia SA - ADR 18,596 472
Cyprus - 0.0%
Galaxy Cosmos Mezz PLC(Æ) 94,468 15
Czech Republic - 0.1%
CEZ AS 27,835 910
Denmark - 0.1%
Novo Nordisk A/S Class B 6,119 665
Egypt - 0.0%
Commercial International Bank Egypt
SAE 281,978 378
France - 0.3%
LVMH Moet Hennessy Louis Vuitton
SE - ADR 1,814 1,144
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Teleperformance - GDR 3,549 951
2,095
Georgia - 0.1%
Georgia Capital PLC(Æ) 41,334 296
TBC Bank Group PLC 43,440 939
1,235
Greece - 0.4%
Alpha Services and Holdings SA 2,550,631 2,365
OPAP SA 47,544 583
2,948
Guernsey - 0.2%
VinaCapital Vietnam Opportunity Fund,
Ltd. 318,380 1,567
Hong Kong - 1.9%
AIA Group, Ltd. 211,800 1,599
China Common Rich Renewable
Energy Investments, Ltd.(Æ)(Š) 1,630,000 —
China Huishan Dairy Holdings Co.,
Ltd.(Æ)(Š) 1,269,000 68
China Lumena New Materials Corp.
(Æ)(Š) 75,600 —
China Merchants Port Holdings Co.,
Ltd. 164,000 192
China Metal Recycling Holdings, Ltd.
(Æ)(Š) 335,400 —
Galaxy Entertainment Group, Ltd. 900,000 4,101
Geely Automobile Holdings, Ltd. 2,206,000 2,363
Kunlun Energy Co., Ltd. 4,024,000 2,404
Nine Dragons Paper Holdings, Ltd. 2,233,000 1,322
Orient Overseas International, Ltd. 90,287 1,320
Pacific Basin Shipping, Ltd. 7,621,208 1,845
Real Gold Mining, Ltd.(Æ)(Š) 463,232 —
Sino Biopharmaceutical, Ltd. 487,000 236
Tianhe Chemicals Group, Ltd.(Æ)(Š) 25,778,000 —
15,450
Hungary - 0.2%
OTP Bank PLC 87,433 1,914
India - 11.7%
Adani Green Energy, Ltd.(Æ) 34,287 874
Apollo Hospitals Enterprise, Ltd. 36,156 1,972
Asian Paints, Ltd. 43,632 1,641
Aurobindo Pharma, Ltd. 35,705 232
Axis Bank, Ltd. 348,842 3,815
Bajaj Auto, Ltd. 7,271 322
Bajaj Finance, Ltd. 16,613 1,432
Bharat Electronics, Ltd. 1,821,011 2,349
Bharat Petroleum Corp., Ltd. 65,961 242
Bharti Airtel, Ltd. 435,987 4,390
Canara Bank 73,981 259
Coal India, Ltd. 156,021 463
Coromandel International, Ltd. 17,060 198
DLF, Ltd. 223,565 1,040

Russell Investment Company
Emerging Markets Fund
Schedule of Investments, continued — October 31, 2022
See accompanying notes which are an integral part of the financial statements.
Emerging Markets Fund 167
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Eicher Motors, Ltd. 8,618 401
GAIL India, Ltd. 966,181 1,065
Glenmark Life Sciences, Ltd. 3,718 19
Grasim Industries, Ltd. 29,089 604
Havells India, Ltd. 78,459 1,154
HCL Technologies, Ltd. 141,854 1,782
HDFC Bank, Ltd. 249,010 4,499
Hero MotoCorp, Ltd. 8,102 262
Hindalco Industries, Ltd. 136,334 667
Hindustan Aeronautics, Ltd. 40,407 1,234
Hindustan Unilever, Ltd. 60,060 1,852
Housing Development Finance Corp.,
Ltd. 45,957 1,370
ICICI Bank, Ltd. 403,531 4,425
ICICI Bank, Ltd. - ADR 162,986 3,592
Indian Oil Corp., Ltd. 297,078 245
IndusInd Bank, Ltd. 138,153 1,905
Infosys, Ltd. 26,897 499
Infosys, Ltd. - ADR 151,230 2,832
ITC, Ltd. 342,502 1,442
JSW Steel, Ltd. 72,896 593
Larsen & Toubro, Ltd. 152,822 3,733
Mahindra & Mahindra, Ltd. 98,144 1,598
Maruti Suzuki India, Ltd. 18,654 2,149
Motherson Sumi Wiring India, Ltd. 350,603 370
NTPC, Ltd. 581,401 1,215
Oil & Natural Gas Corp., Ltd. 192,426 312
Page Industries, Ltd. 547 329
Power Finance Corp., Ltd. 163,133 227
Power Grid Corp. of India, Ltd. 1,981,061 5,456
Reliance Industries, Ltd. 394,266 12,133
Siemens, Ltd. 5,225 185
SRF, Ltd. Class 7 12,981 401
State Bank of India 897,969 6,220
Sun Pharmaceutical Industries, Ltd. 40,982 504
Tata Consultancy Services, Ltd. 77,367 2,982
Tata Steel, Ltd. 1,099,787 1,348
Titan Co., Ltd. 30,496 1,017
Trent, Ltd. 19,647 362
UltraTech Cement, Ltd. 22,019 1,788
United Breweries, Ltd. 43,280 864
United Phosphorus, Ltd. 109,503 965
Vedanta, Ltd. 329,784 1,117
Wipro, Ltd. 90,578 423
WNS Holdings, Ltd. - ADR(Æ) 8,702 749
96,118
Indonesia - 2.4%
Astra International Tbk PT 3,541,588 1,507
Bank Central Asia Tbk PT 3,626,000 2,043
Bank Mandiri Persero Tbk PT 2,374,000 1,606
Bank Negara Indonesia Persero Tbk PT 6,959,013 4,188
Bank Rakyat Indonesia Persero Tbk PT 15,505,192 4,614
Kalbe Farma Tbk PT 9,293,587 1,222
Matahari Department Store Tbk PT 1,278,800 382
Matahari Putra Prima Tbk PT(Æ) 75,781,500 661
Media Nusantara Citra Tbk PT(Æ) 7,595,600 399
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Semen Indonesia Persero Tbk PT 2,897,881 1,475
Sumber Alfaria Trijaya Tbk PT 2,787,100 504
Telkom Indonesia Persero Tbk PT 3,488,500 984
Vale Indonesia Tbk PT(Æ) 789,700 327
19,912
Japan - 0.0%
Inpex Corp. 12,600 129
Kazakhstan - 0.4%
Halyk Savings Bank of Kazakhstan
JSC - GDR 84,082 849
Kaspi.KZ JSC - GDR 33,477 2,191
3,040
Kuwait - 0.1%
National Bank of Kuwait SAKP 200,691 698
Macao - 0.1%
Sands China, Ltd.(Æ) 671,037 1,171
Malaysia - 0.4%
Petronas Chemicals Group BHD 753,200 1,390
Public Bank BHD 1,968,400 1,862
3,252
Mexico - 2.5%
America Movil SAB de CV 512,900 485
Arca Continental SAB de CV 32,800 269
Fibra Uno Administracion SA de CV(ö) 385,300 450
Fomento Economico Mexicano SAB de
CV - ADR 1,832 131
Fresnillo PLC 210,184 1,755
Grupo Aeroportuario del Centro Norte
SAB de CV Class B 142,200 1,133
Grupo Aeroportuario del Pacifico SAB
de CV Class B 19,600 304
Grupo Aeroportuario del Sureste SAB
de CV Class B 11,395 267
Grupo Cementos de Chihuahua SAB
de CV 267,460 1,661
Grupo Financiero Banorte SAB de CV
Class O 1,040,484 8,457
Grupo Mexico SAB de CV 57,300 208
Sitios Latinoamerica SAB de CV(Æ) 25,645 7
Ternium SA - ADR 16,131 464
Vista Energy SAB de CV - ADR(Æ)(Ñ) 20,156 267
Wal-Mart de Mexico SAB de CV 1,277,920 4,936
20,794
Morocco - 0.3%
Attijariwafa Bank SA 9,775 344
Label Vie 3,788 1,555
Maroc Telecom - ADR 46,882 437
2,336
Netherlands - 0.1%
ASML Holding NV 333 157

Russell Investment Company
Emerging Markets Fund
Schedule of Investments, continued — October 31, 2022
See accompanying notes which are an integral part of the financial statements.
168 Emerging Markets Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
ASML Holding NV Class G 601 284
Shell PLC 5,256 146
587
Nigeria - 0.0%
Guaranty Trust Holding Co. PLC 8,983,761 359
Peru - 0.8%
Credicorp , Ltd. 44,069 6,450
Philippines - 0.9%
AC Energy Corp. 197,160 21
Ayala Corp. 65,720 763
Ayala Land, Inc. 2,996,100 1,333
Bank of the Philippine Islands 984,240 1,634
BDO Unibank , Inc. 194,590 430
Converge ICT Solutions, Inc.(Æ) 1,875,500 401
Megaworld Corp. 19,599,000 707
Metro Pacific Investments Corp. 5,961,000 377
Metropolitan Bank & Trust Co. - ADR 2,399,490 2,154
7,820
Poland - 1.0%
Bank Polska Kasa Opieki SA 184,768 3,031
Dino Polska SA(Æ)(Þ) 36,774 2,402
KGHM Polska Miedz SA 69,526 1,390
Polski Koncern Naftowy ORLEN SA 25,451 293
Powszechna Kasa Oszczednosci Bank
Polski SA 156,209 852
Tauron Polska Energia SA(Æ) 424,390 172
8,140
Qatar - 0.4%
Industries Qatar QSC 55,965 242
Ooredoo QPSC 92,479 248
Qatar National Bank SAQ 475,022 2,601
3,091
Romania - 0.4%
Banca Transilvania SA 405,742 1,387
Fondul Proprietatea SA 4,565,516 1,636
3,023
Russia - 0.0%
Gazprom PJSC(Š) 1,156,822 —
HeadHunter Group PLC - ADR(Š) 7,327 —
Lukoil PJSC(Š) 143,733 —
Lukoil PJSC - ADR(Š) 34,534 —
Novatek OAO(Š) 145,224 —
Polyus PJSC(Æ)(Š) 5,679 —
Rosneft Oil Co. PJSC(Š) 87,303 —
Sberbank of Russia PJSC(Æ)(Š) 3,336,065 —
Surgutneftegas OJSC(Š) 2,093,900 —
Tatneft PJSC(Š) 375,001 —
TCS Group Holding PLC(Æ)(Š) 22,673 —
X5 Retail Group NV - GDR(Š) 98,302 —
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Yandex NV Class A(Æ)(Š) 2,474 —
—
Saudi Arabia - 2.7%
Al Rajhi Bank(Æ) 72,140 1,634
Alinma Bank 259,059 2,583
Arab National Bank 56,974 489
Arabian Internet & Communications
Services Co. 16,730 1,103
Banque Saudi Fransi 31,301 360
Dr Sulaiman Al Habib Medical Services
Group Co. 2,734 165
Etihad Etisalat Co. 57,983 565
National Commercial Bank 182,120 2,877
SABIC Agri -Nutrients Co. 4,051 171
Sahara International Petro Chemical Co. 184,383 1,988
Saudi Arabian Oil Co.(Þ) 591,147 5,489
Saudi Basic Industries Corp. 118,127 2,774
Saudi Electricity Global Sukuk Co. 78,491 563
Saudi Kayan Petrochemical Co.(Æ) 74,454 260
Saudi Tadawul Group Holding Co. 11,560 668
Saudi Telecom Co. 37,421 402
United Electronics Co. 21,869 445
22,536
Singapore - 0.1%
DBS Group Holdings, Ltd. 45,583 1,101
Slovenia - 0.3%
Nova Ljubljanska Banka - GDR(Š)(Þ) 113,002 1,197
Nova Ljubljanska Banka - GDR 106,374 1,082
2,279
South Africa - 2.0%
Absa Group, Ltd. 197,669 2,151
Aspen Pharmacare Holdings, Ltd. 37,665 310
Barloworld, Ltd. - ADR 221,065 1,239
Bid Corp., Ltd. 107,749 1,734
Bidvest Group, Ltd. (The) 183,036 2,117
Capitec Bank Holdings, Ltd. 7,329 758
Clicks Group, Ltd. 34,647 587
Exxaro Resources, Ltd. 26,018 290
FirstRand, Ltd. 98,106 344
Growthpoint Properties, Ltd.(ö) 362,427 256
Impala Platinum Holdings, Ltd. 198,019 2,028
Naspers, Ltd. Class N 6,837 708
Nedbank Group, Ltd. 35,221 417
Sasol, Ltd. - ADR 37,904 638
Shoprite Holdings, Ltd. - ADR 85,582 1,090
Standard Bank Group, Ltd. 118,775 1,111
Thungela Resources, Ltd. 10,403 164
Woolworths Holdings, Ltd. 162,889 560
16,502
South Korea - 11.6%
CJ CheilJedang Corp. 912 265
Daeduck Electronics Co., Ltd. 36,776 633
GS Holdings Corp. 29,243 943

Russell Investment Company
Emerging Markets Fund
Schedule of Investments, continued — October 31, 2022
See accompanying notes which are an integral part of the financial statements.
Emerging Markets Fund 169
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Hana Financial Group, Inc. 395,676 11,429
HMM Co., Ltd. 25,206 337
Hyundai Engineering & Construction
Co., Ltd. 9,000 220
Hyundai Glovis Co., Ltd. 7,399 901
Hyundai Marine & Fire Insurance Co.,
Ltd. 37,793 882
Hyundai Mobis Co., Ltd. 12,909 1,981
Hyundai Motor Co. 6,069 699
Hyundai Steel Co. 13,082 257
KB Financial Group, Inc. 284,248 9,562
Kia Corp. 176,835 8,213
Korea Aerospace Industries, Ltd. 8,410 280
Korea Zinc Co., Ltd. 859 385
Korean Air Lines Co., Ltd.(Æ) 119,622 1,934
KT&G Corp. 3,326 223
LG Chem , Ltd. 10,242 4,488
LG Innotek Co., Ltd. 1,433 297
NCSoft Corp. 4,089 1,116
Orion Corp. 19,237 1,369
POSCO Holdings, Inc. 9,842 1,718
Samsung Biologics Co., Ltd.(Æ)(Þ) 1,568 964
Samsung Electro-Mechanics Co., Ltd. 3,452 292
Samsung Electronics Co., Ltd. 607,946 25,281
Samsung Engineering Co., Ltd.(Æ) 16,218 271
Samsung Fire & Marine Insurance Co.,
Ltd. 1,740 244
Samsung Life Insurance Co., Ltd. 6,441 304
Samsung SDI Co., Ltd. 7,937 4,094
Shinhan Financial Group Co., Ltd. 92,020 2,341
SK Hynix, Inc. 163,047 9,436
SK Square Co., Ltd.(Æ) 1,083 28
SK Telecom Co., Ltd. 38,786 1,363
SK, Inc. 2,858 428
S-Oil Corp. 4,509 274
Soulbrain Co., Ltd. 3,799 544
Woori Financial Group, Inc. 226,781 1,864
95,860
Switzerland - 0.1%
Nestle SA 8,233 896
Taiwan - 10.9%
Accton Technology Corp. 268,000 2,010
Acer, Inc. 312,000 214
ASE Technology Holding Co., Ltd. 286,000 711
Asia Cement Corp. 210,000 243
Asustek Computer, Inc. 74,000 540
Catcher Technology Co., Ltd. 54,000 283
Cathay Financial Holding Co., Ltd. 610,000 713
Chailease Holding Co., Ltd. 191,000 880
China Airlines, Ltd. 581,000 304
China Development Financial Holding
Corp. 1,145,000 416
China Steel Corp. Class H 976,000 812
Chunghwa Telecom Co., Ltd. 1,174,000 4,040
Compal Electronics, Inc. 412,000 269
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
CTBC Financial Holding Co., Ltd. 2,989,200 1,886
Delta Electronics, Inc. 348,000 2,773
E Ink Holdings, Inc. 218,000 1,384
Eclat Textile Co., Ltd. 122,000 1,600
Evergreen Marine Corp. Taiwan, Ltd. 357,200 1,525
Far EasTone Telecommunications Co.,
Ltd. 659,000 1,444
First Financial Holding Co., Ltd. 1,245,578 955
Formosa Plastics Corp. 310,000 798
Fubon Financial Holding Co., Ltd. 587,265 926
Globalwafers Co., Ltd. 19,000 210
Gold Circuit Electronics, Ltd.(Æ) 73,000 193
Hiwin Technologies Corp. 186,000 954
Hon Hai Precision Industry Co., Ltd. 291,516 925
International Games System Co., Ltd. 159,000 1,729
King Yuan Electronics Co., Ltd. 1,493,000 1,511
Lite-On Technology Corp. 364,107 722
MediaTek , Inc. 105,000 1,913
Nan Ya Plastics Corp. 382,000 808
Nanya Technology Corp. 577,000 972
Novatek Microelectronics Corp. 182,000 1,355
Pegatron Corp. 181,000 330
Quanta Computer, Inc. 245,000 519
Realtek Semiconductor Corp. 72,000 567
RichWave Technology Corp. 85,200 251
Ruentex Development Co., Ltd. 183,000 225
SinoPac Financial Holdings Co., Ltd. 607,542 303
Taiwan Mobile Co., Ltd. 30,000 89
Taiwan Semiconductor Manufacturing
Co., Ltd. 2,476,000 29,796
Taiwan Semiconductor Manufacturing
Co., Ltd. - ADR 123,111 7,577
Tong Hsing Electronic Industries, Ltd. 199,000 1,063
Unimicron Technology Corp. 355,000 1,363
Uni -President Enterprises Corp. 1,341,000 2,720
United Microelectronics Corp.(Æ) 5,889,000 7,076
Winbond Electronics Corp. 304,000 183
WPG Holdings, Ltd. 155,000 211
Yageo Corp. 59,694 677
Yang Ming Marine Transport Corp. 155,000 288
Yuanta Financial Holding Co., Ltd. 844,562 515
89,771
Tanzania, United Republic of - 0.3%
AngloGold Ashanti, Ltd. - ADR 219,167 2,860
Thailand - 1.7%
Airports of Thailand PCL 184,600 359
Bangkok Dusit Medical Services PCL 1,079,400 837
Bumrungrad Hospital PCL 193,400 1,153
Charoen Pokphand Foods PCL 3,949,000 2,621
Fabrinet (Æ) 19,263 2,204
Kasikornbank PCL 480,600 1,845
Minor International PCL(Æ) 843,700 626
Ngern Tid Lor PCL 1,300,900 888
PTT Exploration & Production PCL 528,800 2,523

Russell Investment Company
Emerging Markets Fund
Schedule of Investments, continued — October 31, 2022
See accompanying notes which are an integral part of the financial statements.
170 Emerging Markets Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Thai Life Insurance PCL(Æ) 1,643,700 669
13,725
Togo - 0.0%
Ecobank Transnational, Inc. 4,434,883 100
Turkey - 0.1%
BIM Birlesik Magazalar AS 31,453 227
Turk Hava Yollari AO(Æ) 65,921 359
586
United Arab Emirates - 1.4%
Abu Dhabi National OIl Co. 234,918 289
Air Arabia PJSC 660,091 367
Aldar Properties PJSC 1,096,575 1,291
Borouge PLC 2,493,725 1,846
Dubai Islamic Bank PJSC 850,078 1,346
Emaar Properties PJSC 1,747,618 2,886
Emirates NBD Bank PJSC 532,482 1,921
First Abu Dhabi Bank PJSC 266,365 1,298
11,244
United Kingdom - 0.6%
Anglo American PLC 74,386 2,225
AstraZeneca PLC - ADR 5,396 317
BAE Systems PLC 72,730 679
Diageo PLC 19,947 823
Reckitt Benckiser Group PLC 10,756 713
4,757
United States - 0.8%
Danaher Corp. 1,267 319
Estee Lauder Cos., Inc. (The) Class A 2,673 536
Freeport-McMoRan, Inc. 109,936 3,484
Microsoft Corp. 5,129 1,190
Samsonite International SA(Æ)(Þ) 248,700 535
Thoughtworks Holding, Inc.(Æ) 44,394 427
6,491
Vietnam - 1.7%
FPT Corp. 1,114,940 3,386
Ho Chi Minh City Development Joint
Stock Commercial Bank(Æ) 2,146,725 1,413
Masan Group Corp. 434,320 1,501
Military Commercial Joint Stock
Bank(Æ) 2,066,289 1,468
Mobile World Investment Corp. 1,056,238 2,184
Vietnam Prosperity JSC Bank(Æ) 1,050,000 689
Vincom Retail JSC(Æ) 3,067,000 3,045
Vinhomes JSC(Þ) 300,400 543
14,229
Total Common Stocks
(cost $835,911) 765,396
Preferred Stocks - 1.8%
Brazil - 1.5%
Cia Energetica de Minas Gerais
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
13.028% (Ÿ) 911,650 2,007
Gerdau SA
9.443% (Ÿ) 105,100 524
Itau Unibanco Holding SA
3.049% (Ÿ) 655,701 3,859
Itausa SA
5.688% (Ÿ) 383,508 797
Petroleo Brasileiro SA
41.859% (Ÿ) 535,810 3,092
Raizen Energia SA
2.014% (Ÿ) 2,391,900 1,987
12,266
Russia - 0.0%
Sberbank of Russia
0.000% (Æ)(Š) 348,120 —
Surgutneftegas PJSC
18.696% (Ÿ)(Š) 2,472,400 —
—
South Korea - 0.3%
Samsung Electronics Co., Ltd.
2.491% (Ÿ) 68,161 2,545
Total Preferred Stocks
(cost $16,237) 14,811
Short-Term Investments - 3.7%
United States - 3.7%
U.S. Cash Management Fund(@) 30,383,564 (∞) 30,372
Total Short-Term Investments
(cost $30,372) 30,372
Other Securities - 0.2%
U.S. Cash Collateral Fund(@)(×) 1,411,275 (∞) 1,411
Total Other Securities
(cost $1,411) 1,411
Total Investments - 98.6%
(identified cost $883,931) 811,990
Other Assets and Liabilities,
Net - 1.4%
11,583
Net Assets - 100.0%
823,573

Russell Investment Company
Emerging Markets Fund
Schedule of Investments, continued — October 31, 2022
See accompanying notes which are an integral part of the financial statements.
Emerging Markets Fund 171
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
3.8%
3SBio, Inc. 08/03/22 HKD 467,000 0.64 297
330
BAIC Motor Corp., Ltd. 07/23/20 HKD 321,000 0.50 159
71
CGN Power Co., Ltd. 05/11/22 HKD 1,137,000 0.26 301
230
China Feihe , Ltd. 09/02/20 HKD 1,383,000 1.01 1,390
798
China International Capital Corp., Ltd. 10/28/20 HKD 146,000 2.37 346
202
China Tourism Group Duty 08/31/22 HKD 83,800 23.08 1,934
1,656
China Tower Corp., Ltd. 06/30/21 HKD 4,496,000 0.14 625
407
China Yuhua Education Corp., Ltd. 04/20/22 HKD 2,834,000 0.18 510
310
Dino Polska SA 06/18/19 PLN 36,774 38.84 1,428
2,402
Fuyao Glass Industry Group Co., Ltd. 09/21/22 HKD 63,600 4.60 292
228
Ganfeng Lithium Co., Ltd. 04/27/22 HKD 288,600 7.95 2,293
1,953
Hapvida Participacoes e Investimentos SA 09/28/22 BRL 1,143,427 1.45 1,663
1,727
Jiumaojiu International Holdings, Ltd. 04/20/22 HKD 207,000 2.15 444
325
Legend Holdings Corp. 10/27/21 HKD 216,000 1.81 390
181
Longfor Group Holdings, Ltd. 11/19/18 HKD 1,271,500 4.21 5,348
1,621
Meituan 07/08/20 HKD 318,600 26.18 8,342
5,068
Midea Real Estate Holding, Ltd. 02/19/20 HKD 520,000 2.84 1,479
363
Nova Ljubljanska Banka 08/11/22 EUR 113,002 13.45 1,520
1,197
Pharmaron Beijing Co., Ltd. 12/04/19 HKD 250,000 4.04 1,011
841
Postal Savings Bank of China Co., Ltd. 03/17/21 HKD 763,000 0.79 603
354
Samsonite International SA 08/25/21 HKD 248,700 2.21 548
535
Samsung Biologics Co., Ltd. 03/03/20 KRW 1,568 615.98 966
964
Saudi Arabian Oil Co. 03/02/22 SAR 591,147 10.29 6,082
5,489
Vinhomes JSC 11/24/21 VND 300,400 3.67 1,102
543
WuXi AppTec Co., Ltd. 02/20/19 HKD 237,383 6.68 1,585
1,905
WuXi Biologics (Cayman), Inc. 10/28/20 HKD 190,500 13.19 2,513
862
Xiaomi Corp. 08/11/21 HKD 109,600 3.52 386
123
Yadea Group Holdings, Ltd. 05/25/22 HKD 440,000 1.85 814 672
31,357
For a description of restricted securities see note 8 in the Notes to Financial Statements.
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
MSCI Emerging Markets Index Futures 970 USD 41,400 12/22 (2,848)
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å) (2,848)
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Bank of America GBP 218 USD 252 11/01/22 2
State Street EGP 6,473 USD 267 11/02/22 (1)
State Street PHP 19,612 USD 336 11/02/22 (2)
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts (1)

Russell Investment Company
Emerging Markets Fund
Schedule of Investments, continued — October 31, 2022
See accompanying notes which are an integral part of the financial statements.
172 Emerging Markets Fund
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total % of Net Assets
Common Stocks
Argentina $ 274 $ — $ —
$ —
$ 274 —*
Austria — 111 —
—
111 —*
Brazil 61,001 — —
—
61,001 7.4
Canada 7,637 — —
—
7,637 0.9
Chile 3,360 — —
—
3,360 0.4
China 20,749 184,499 259
—
205,507 2 5 . 0
Colombia 472 — —
—
472 0.1
Cyprus 15 — —
—
15 —*
Czech Republic — 910 —
—
910 0.1
Denmark — 665 —
—
665 0.1
Egypt — 378 —
—
378 —*
France — 2,095 —
—
2,095 0.3
Georgia — 1,235 —
—
1,235 0.1
Greece — 2,948 —
—
2,948 0.4
Guernsey — 1,567 —
—
1,567 0.2
Hong Kong — 1 5 , 382 68
—
1 5 , 450 1. 9
Hungary — 1,914 —
—
1,914 0.2
India 7,173 88,945 —
—
96,118 11.7
Indonesia — 19,912 —
—
19,912 2.4
Japan — 129 —
—
129 —*
Kazakhstan — 3,040 —
—
3,040 0.4
Kuwait — 698 —
—
698 0.1
Macao — 1 , 1 7 1 —
—
1 , 1 7 1 0. 1
Malaysia — 3,252 —
—
3,252 0.4
Mexico 19,039 1,755 —
—
20,794 2.5
Morocco — 2,336 —
—
2,336 0.3
Netherlands 284 303 —
—
587 0.1
Nigeria — 359 —
—
359 —*
Peru 6,450 — —
—
6,450 0.8
Philippines — 7,820 —
—
7,820 0.9
Poland — 8,140 —
—
8,140 1.0
Qatar — 3,091 —
—
3,091 0.4
Romania — 3,023 —
—
3,023 0.4
Russia — — —
—
— —
Saudi Arabia — 22,536 —
—
22,536 2.7
Singapore — 1,101 —
—
1,101 0.1
Slovenia — 1,082 1,197
—
2,279 0.3
South Africa — 16,502 —
—
16,502 2.0
South Korea — 95,860 —
—
95,860 11.6

Russell Investment Company
Emerging Markets Fund
Schedule of Investments, continued — October 31, 2022
See accompanying notes which are an integral part of the financial statements.
Emerging Markets Fund 173
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total % of Net Assets
Switzerland — 896 —
—
896 0.1
Taiwan 7,577 82,194 —
—
89,771 10.9
Tanzania, United Republic of 2,860 — —
—
2,860 0.3
Thailand 2,204 11,521 —
—
13,725 1.7
Togo — 100 —
—
100 —*
Turkey — 586 —
—
586 0.1
United Arab Emirates — 11,244 —
—
11,244 1.4
United Kingdom 317 4,440 —
—
4,757 0.6
United States 5,956 535 —
—
6,491 0.8
Vietnam — 14,229 —
—
14,229 1.7
Preferred Stocks 12,265 2,546 — — 14,811 1.8
Short-Term Investments — — — 30,372 30,372 3.7
Other Securities — — — 1,411 1,411 0.2
Total Investments 157,633 621,050 1,524 31,783 81 1 , 99 0 98.6
Other Assets and Liabilities, Net
1.4
100.0
Other Financial Instruments
Assets
Foreign Currency Exchange Contracts 2 — — — 2 —*
A
Liabilities
Futures Contracts (2,848) — — — (2,848) (0.3)
Foreign Currency Exchange Contracts (3) — — — (3) (—)*
Total Other Financial Instruments
**
$ (2,849) $ — $ — $ — $ (2,849)
* Less than 0.05% of net assets.
** Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of
Investments.
For a description of the Levels, see note 2 in the Notes to Financial Statements.
For a disclosure on transfers into and out of Level 3 during the period ended October 31, 2022, see note 2 in the Notes to
Financial Statements.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value for the period ended
October 31, 2022, were less than 1% of net assets.
Amounts in thousands
Sector Exposure
Fair Value
$
Common Stocks
Consumer Discretionary ....................................................................
122,191
Consumer Staples ...............................................................................
37,288
Energy ................................................................................................
48,034

Russell Investment Company
Emerging Markets Fund
Schedule of Investments, continued — October 31, 2022
See accompanying notes which are an integral part of the financial statements.
174 Emerging Markets Fund
Financial Services ..............................................................................
218,383
Health Care ........................................................................................
20,454
Materials and Processing ...................................................................
81,345
Producer Durables ..............................................................................
47,326
Technology .........................................................................................
149,413
Utilities ...............................................................................................
40,962
Preferred Stocks
Energy ................................................................................................
3,092
Financial Services ..............................................................................
4,656
Materials and Processing ...................................................................
524
Technology .........................................................................................
2,546
Utilities ...............................................................................................
3,993
Short-Term Investments .............................................................
30,372
Other Securities ...........................................................................
1,411
Total Investments ............................................................................... 811,990

Russell Investment Company
Emerging Markets Fund
Fair Value of Derivative Instruments — October 31, 2022
See accompanying notes which are an integral part of the financial statements.
Emerging Markets Fund 175
Amounts in thousands
Derivatives not accounted for as hedging instruments
Equity
Contracts
Foreign
Currency
Contracts
Location: Statement of Assets and Liabilities - Assets
Unrealized appreciation on foreign currency exchange contracts $ — $ 2
Location: Statement of Assets and Liabilities - Liabilities
Variation margin on futures contracts* $ 2,848 $ —
Unrealized depreciation on foreign currency exchange contracts — 3
Total
$ 2,848 $ 3
Derivatives not accounted for as hedging instruments
Equity
Contracts
Foreign
Currency
Contracts
Location: Statement of Operations - Net realized gain (loss)
Futures contracts $ (17,283) $ —
Foreign currency exchange contracts — (801)
Total
$ (17,283) $ (801)
Location: Statement of Operations - Net change in unrealized appreciation (depreciation)
Futures contracts $ (2,369) $ —
Foreign currency exchange contracts — (1)
Total
$ (2,369) $ (1)
* Includes cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the
Statement of Assets and Liabilities.
For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

Russell Investment Company
Emerging Markets Fund
Balance Sheet Offsetting of Financial and Derivative Instruments —
October 31, 2022
See accompanying notes which are an integral part of the financial statements.
176 Emerging Markets Fund
Amounts in thousands
Offsetting of Financial Assets and Derivative Assets
Description Location: Statement of Assets and Liabilities - Assets
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statement
of Assets
and
Liabilities
Net Amounts
of Assets
Presented in
the Statement
of Assets and
Liabilities
Securities on Loan* Investments, at fair value $ 1,504 $ — $ 1,504
Foreign Currency Exchange Contracts Unrealized appreciation on foreign currency exchange contracts 2 — 2
Total Financial and Derivative Assets
1,506 — 1,506
Financial and Derivative Assets not subject to a netting agreement
(2) — (2)
Total Financial and Derivative Assets subject to a netting agreement
$ 1,504 $ — $ 1,504
Financial Assets, Derivative Assets, and Collateral Held by Counterparty
Gross Amounts Not Offset
in the Statement of Assets
and Liabilities
Counterparty
Net Amounts
of Assets
Presented in
the Statement
of Assets and
Liabilities
Financial
and
Derivative
Instruments
Collateral
Received^ Net Amount
Barclays
$ 939 $ — $ 939 $ —
HSBC
196 — 196 —
Morgan Stanley
369 — 369 —
Total
$ 1,504 $ — $ 1,504 $ —

Russell Investment Company
Emerging Markets Fund
Balance Sheet Offsetting of Financial and Derivative Instruments, continued
— October 31, 2022
See accompanying notes which are an integral part of the financial statements.
Emerging Markets Fund 177
Amounts in thousands
Offsetting of Financial Liabilities and Derivative Liabilities
Description Location: Statement of Assets and Liabilities - Liabilities
Gross
Amounts of
Recognized
Liabilities
Gross
Amounts
Offset in the
Statement
of Assets
and
Liabilities
Net Amounts
of Liabilities
Presented in
the Statement
of Assets and
Liabilities
Foreign Currency Exchange Contracts Unrealized depreciation on foreign currency exchange contracts $ 3 $ — $ 3
Total Financial and Derivative Liabilities
3 — 3
Financial and Derivative Liabilities not subject to a netting agreement
(3) — (3)
Total Financial and Derivative Liabilities subject to a netting agreement
$ — $ — $ —
*       Fair value of securities on loan as reported in the footnotes to the Statement of Assets and Liabilities.
^      Collateral received or pledged amounts may not reconcile to those disclosed in the Statement of Assets and Liabilities due to the inclusion of off-Balance
Sheet collateral and adjustments made to exclude overcollateralization.
For further disclosure on derivatives and counterparty risk see note 2 in the Notes to Financial Statements.

Russell Investment Company
Emerging Markets Fund
See accompanying notes which are an integral part of the financial statements.
178 Emerging Markets Fund
Statement of Assets and Liabilities — October 31, 2022
Amounts in thousands
Assets
Investments, at identified cost ......................................................................................................................................................
$ 883,931
Investments, at fair value(*)(>) ....................................................................................................................................................
811,990
Foreign currency holdings(^) ....................................................................................................................................................... 11,375
Unrealized appreciation on foreign currency exchange contracts ............................................................................................... 2
Receivables:
Dividends and interest ...................................................................................................................................................... 844
Dividends from affiliated funds ....................................................................................................................................... 53
Investments sold ............................................................................................................................................................... 678
Fund shares sold ............................................................................................................................................................... 90 1
Foreign capital gains taxes recoverable ........................................................................................................................... 74
From broker(a) ................................................................................................................................................................. 5,980
Total assets ...............................................................................................................................................................
831,897
Liabilities
Payables:
Fund shares redeemed ...................................................................................................................................................... 48 6
Accrued fees to affiliates .................................................................................................................................................. 756
Other accrued expenses .................................................................................................................................................... 525
Variation margin on futures contracts .............................................................................................................................. 2,846
Deferred capital gains tax liability ................................................................................................................................... 2,297
Unrealized depreciation on foreign currency exchange contracts ............................................................................................... 3
Payable upon return of securities loaned ..................................................................................................................................... 1,411
Total liabilities ...........................................................................................................................................................
8,324
Net Assets ...............................................................................................................................................................
$ 823,573

Russell Investment Company
Emerging Markets Fund
See accompanying notes which are an integral part of the financial statements.
Emerging Markets Fund 179
Statement of Assets and Liabilities, continued — October 31, 2022
Amounts in thousands
Net Assets Consist of:
Total distributable earnings (losses) .............................................................................................................................................
$ (130,558)
Shares of beneficial interest .........................................................................................................................................................
636
Additional paid-in capital ............................................................................................................................................................
953,495
Net Assets ...............................................................................................................................................................
$ 823,573
Net Asset Value
,
offering and redemption price per share:
Net asset value per share: Class A(#) ........................................................................................................................................... $ 12.84
Maximum offering price per share (Net asset value plus sales charge of 5.75%): Class A ..................................................... $ 13.62
Class A
—
Net assets ........................................................................................................................................................... $ 7,582,808
Class A
—
Shares outstanding ($.01 par value) .................................................................................................................. 590,403
Net asset value per share: Class C(#) ........................................................................................................................................... $ 11.72
Class C
—
Net assets ........................................................................................................................................................... $ 3,368,605
Class C
—
Shares outstanding ($.01 par value) .................................................................................................................. 287,532
Net asset value per share: Class M(#) .......................................................................................................................................... $ 12.95
Class M
—
Net assets .......................................................................................................................................................... $ 107,266,143
Class M
—
Shares outstanding ($.01 par value) .................................................................................................................. 8,285,102
Net asset value per share: Class R6(#) ......................................................................................................................................... $ 13.01
Class R6
—
Net assets ......................................................................................................................................................... $ 220,182
Class R6
—
Shares outstanding ($.01 par value) ................................................................................................................ 16,930
Net asset value per share: Class S(#) ........................................................................................................................................... $ 12.96
Class S
—
Net assets ............................................................................................................................................................ $ 640,011,730
Class S
—
Shares outstanding ($.01 par value) ................................................................................................................... 49,381,200
Net asset value per share: Class Y(#) ........................................................................................................................................... $ 12.99
Class Y
—
Net assets ........................................................................................................................................................... $ 65,123,868
Class Y
—
Shares outstanding ($.01 par value) .................................................................................................................. 5,013,786
Amounts in thousands
(^)     Foreign currency holdings - cost $ 12,790
(*)     Securities on loan included in investments $ 1,504
(>)     Investments in affiliates, U.S. Cash Management Fund and U.S. Cash Collateral Fund $ 31,783
(a)     Receivable from Broker for Futures $ 5,980
(#) Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

Russell Investment Company
Emerging Markets Fund
See accompanying notes which are an integral part of the financial statements.
180 Emerging Markets Fund
Statement of Operations — For the Period Ended October 31, 2022
Amounts in thousands
Investment Income
Dividends ......................................................................................................................................................................... $ 46,410
Dividends from affiliated funds ....................................................................................................................................... 268
Interest .............................................................................................................................................................................. 18
Securities lending income (net) ....................................................................................................................................... 51
Less foreign taxes withheld ............................................................................................................................................. (4,410)
Total investment income ..............................................................................................................................................................
42,337
Expenses
Advisory fees ................................................................................................................................................................... 12,518
Administrative fees .......................................................................................................................................................... 525
Custodian fees .................................................................................................................................................................. 718
Distribution fees - Class A ............................................................................................................................................... 27
Distribution fees - Class C ............................................................................................................................................... 35
Transfer agent fees - Class A ........................................................................................................................................... 21
Transfer agent fees - Class C ........................................................................................................................................... 9
Transfer agent fees - Class M .......................................................................................................................................... 275
Transfer agent fees - Class R6 ......................................................................................................................................... —
*
Transfer agent fees - Class S ............................................................................................................................................ 1,714
Transfer agent fees - Class Y ........................................................................................................................................... 4
Professional fees .............................................................................................................................................................. 336
Registration fees ............................................................................................................................................................... 110
Shareholder servicing fees - Class C ............................................................................................................................... 12
Trustees’ fees .................................................................................................................................................................... 62
Printing fees ..................................................................................................................................................................... 150
Miscellaneous .................................................................................................................................................................. 40
Expenses before reductions .............................................................................................................................................. 16,556
Expense reductions .......................................................................................................................................................... (3,779)
Net expenses ................................................................................................................................................................................
12,777
Net investment income (loss) .......................................................................................................................................................
29,560
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments (net of foreign capital gains taxes of $2,894) .............................................................................................. (26,102)
Investments in affiliated funds ......................................................................................................................................... (4)
Futures contracts .............................................................................................................................................................. (17,283)
Foreign currency exchange contracts ............................................................................................................................... (801)
Foreign currency-related transactions .............................................................................................................................. (831)
Net realized gain (loss) ................................................................................................................................................................
(45,021)
Net change in unrealized appreciation (depreciation) on:
Investments (net of deferred tax liability for foreign capital gains taxes of $ 3 , 3 9 9 ) ....................................................... (394,109)
Futures contracts .............................................................................................................................................................. (2,369)
Foreign currency exchange contracts ............................................................................................................................... (1)
Foreign currency-related transactions .............................................................................................................................. (621)
Net change in unrealized appreciation (depreciation) ................................................................................................................. (397,100)
Net realized and unrealized gain (loss) ........................................................................................................................................ (442,121)
Net Increase (Decrease) in Net Assets from Operations ....................................................................................
$ (412,561)
*       Less than $500.

Russell Investment Company
Emerging Markets Fund
See accompanying notes which are an integral part of the financial statements.
Emerging Markets Fund 181
Statements of Changes in Net Assets
Amounts in thousands
For the Periods Ended October 31,
2022 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss) .............................................................................................................. $ 29,560 $ 19,750
Net realized gain (loss) ....................................................................................................................... (45,021) 198,946
Net change in unrealized appreciation (depreciation) ........................................................................ (397,100) 77,956
Net increase (decrease) in net assets from operations .............................................................................. (412,561) 296,652
Distributions
To shareholders
Class A .......................................................................................................................................... (1,555) (51)
Class C .......................................................................................................................................... (717) —
Class M ......................................................................................................................................... (19,189) (1,021)
Class R6 ........................................................................................................................................ (38) (13)
Class S .......................................................................................................................................... (121,106) (6,896)
Class Y .......................................................................................................................................... (11,816) (1,755)
Net decrease in net assets from distributions ............................................................................................ (154,421) (9,736)
Share Transactions*
Net increase (decrease) in net assets from share transactions ................................................................... 111,071 (396,146)
Total Net Increase (Decrease) in Net Assets ........................................................................
(455,911) (109,230)
Net Assets
Beginning of period .................................................................................................................................. 1,279,484 1,388,714
End of period .............................................................................................................................................
$ 823,573 $ 1,279,484

Russell Investment Company
Emerging Markets Fund
See accompanying notes which are an integral part of the financial statements.
182 Emerging Markets Fund
** Less than 500 shares.
Statements of Changes in Net Assets, continued
* Share transaction amounts (in thousands) for the periods ended October 31, 2022 and October 31, 2021 were as follows:
2022 2021
Shares Dollars Shares Dollars
Class A
Proceeds from shares sold 54 $ 888 75 $ 1,664
Proceeds from reinvestment of distributions 84 1,543 2 51
Payments for shares redeemed (168) (2,788) (121) (2,673)
Net increase (decrease)
(30) (357) (44) (958)
Class C
Proceeds from shares sold 6 88 24 488
Proceeds from reinvestment of distributions 42 715 — —
Payments for shares redeemed (65) (1,038) (79) (1,608)
Net increase (decrease)
(17) (235) (55) (1,120)
Class M
Proceeds from shares sold 1,568 26,529 3,673 81,028
Proceeds from reinvestment of distributions 1,035 19,188 49 1,021
Payments for shares redeemed (1,473) (24,329) (2,589) (57,916)
Net increase (decrease)
1,130 21,388 1,133 24,133
Class R6
Proceeds from shares sold 2 27 9 186
Proceeds from reinvestment of distributions 2 37 —** 13
Payments for shares redeemed (1) (12) (80) (1,805)
Net increase (decrease)
3 52 (71) (1,606)
Class S
Proceeds from shares sold 9,316 158,639 4,726 106,940
Proceeds from reinvestment of distributions 6,489 120,572 327 6,867
Payments for shares redeemed (12,172) (200,574) (16,699) (370,951)
Net increase (decrease)
3,633 78,637 (11,646) (257,144)
Class Y
Proceeds from shares sold 311 5,060 570 12,869
Proceeds from reinvestment of distributions 636 11,816 83 1,755
Payments for shares redeemed (301) (5,290) (7,731) (174,075)
Net increase (decrease)
646 11,586 (7,078) (159,451)
Total increase (decrease)
5,365 $ 111,071 (17,761) $ (396,146)

Russell Investment Company
Emerging Markets Fund
Financial Highlights — For the Periods Ended
See accompanying notes which are an integral part of the financial statements.
184 Emerging Markets Fund
For a Share Outstanding Throughout Each Period.
$
Net Asset Value,
Beginning of
Period
$
Net Investment
Income (Loss)
(a)(d)
$
Net Realized
and Unrealized
Gain (Loss)
$
Total from
Investment
Operations
$
Distributions
from Net
Investment Income
$
Distributions
from Net
Realized Gain
Class A
October 31, 2022 21.81 .41 (6.79) (6.38) (.61) (1.98)
October 31, 2021 18.13 .27 3.49 3.76 (.08) —
October 31, 2020 18.46 .14 (.03) .11 (.35) (.09)
October 31, 2019 17.56 .23 1.39 1.62 (.25) (.47)
October 31, 2018 20.68 .17 (3.10) (2.93) (.19) —
Class C
October 31, 2022 20.10 .25 (6.20) (5.95) (.45) (1.98)
October 31, 2021 16.77 .09 3.24 3.33 — —
October 31, 2020 17.07 .01 (.05) (.04) (.17) (.09)
October 31, 2019 16.26 .08 1.29 1.37 (.09) (.47)
October 31, 2018 19.15 .02 (2.87) (2.85) (.04) —
Class M
October 31, 2022 21.98 .47 (6.83) (6.36) (.69) (1.98)
October 31, 2021 18.27 .35 3.51 3.86 (.15) —
October 31, 2020 18.61 .21 (.04) .17 (.42) (.09)
October 31, 2019 17.71 .37 1.32 1.69 (.32) (.47)
October 31, 2018 20.86 .25 (3.14) (2.89) (.26) —
Class R6
October 31, 2022 22.05 .48 (6.85) (6.37) (.69) (1.98)
October 31, 2021 18.33 .14 3.73 3.87 (.15) —
October 31, 2020 18.66 .22 (.03) .19 (.43) (.09)
October 31, 2019 17.75 .38 1.33 1.71 (.33) (.47)
October 31, 2018 20.89 .29 (3.17) (2.88) (.26) —
Class S
October 31, 2022 21.99 .45 (6.83) (6.38) (.67) (1.98)
October 31, 2021 18.28 .31 3.53 3.84 (.13) —
October 31, 2020 18.62 .18 (.03) .15 (.40) (.09)
October 31, 2019 17.71 .27 1.41 1.68 (.30) (.47)
October 31, 2018 20.85 .23 (3.14) (2.91) (.23) —
Class Y
October 31, 2022 22.04 .48 (6.84) (6.36) (.71) (1.98)
October 31, 2021 18.32 .23 3.65 3.88 (.16) —
October 31, 2020 18.65 .21 (.02) .19 (.43) (.09)
October 31, 2019 17.75 .32 1.39 1.71 (.34) (.47)
October 31, 2018 20.89 .26 (3.13) (2.87) (.27) —

See accompanying notes which are an integral part of the financial statements.
Emerging Markets Fund 185
$
Total
Distributions
$
Net Asset Value,
End of
Period
%
Total
Return
(c)
$
Net Assets,
End of Period
(000)
%
Ratio of Expenses
to Average
Net Assets,
Gross
%
Ratio of Expenses
to Average
Net Assets,
Net
(d)
%
Ratio of Net
Investment Income
to Average
Net Assets
(d)
%
Portfolio
Turnover Rate
(2.59) 12.84 (32.86) 7,583 1.77 1.44 2.41 69
(.08) 21.81 20.76 13,526 1.74 1.42 1.22 52
(.44) 18.13 .44 12,044 1.78 1.55 .80 58
(.72) 18.46 9.65 13,696 1.77 1.64 1.30 86
(.19) 17.56 (14.31) 16,590 1.76 1.68 .85 65
(2.43) 11.72 (33.33) 3,368 2.52 2.19 1.63 69
— 20.10 19.86 6,121 2.49 2.17 .45 52
(.26) 16.77 (.32) 6,036 2.53 2.30 .03 58
(.56) 17.07 8.80 8,300 2.51 2.39 .47 86
(.04) 16.26 (14.92) 12,089 2.50 2.43 .11 65
(2.67) 12.95 (32.59) 107,266 1.52 1.09 2.79 69
(.15) 21.98 21.16 157,235 1.49 1.07 1.56 52
(.51) 18.27 .78 110,034 1.53 1.20 1.17 58
(.79) 18.61 10.07 95,567 1.53 1.30 2.07 86
(.26) 17.71 (14.02) 38,157 1.50 1.33 1.23 65
(2.67) 13.01 (32.54) 220 1.37 1.04 2.83 69
(.15) 22.05 21.18 308 1.35 1.03 .64 52
(.52) 18.33 .85 1,550 1.38 1.15 1.25 58
(.80) 18.66 10.12 1,954 1.38 1.25 2.10 86
(.26) 17.75 (13.95) 1,239 1.35 1.28 1.40 65
(2.65) 12.96 (32.67) 640,012 1.52 1.19 2.69 69
(.13) 21.99 21.01 1,006,019 1.49 1.17 1.41 52
(.49) 18.28 .66 1,049,372 1.53 1.30 1.03 58
(.77) 18.62 9.97 1,251,846 1.52 1.39 1.50 86
(.23) 17.71 (14.11) 1,529,970 1.50 1.43 1.11 65
(2.69) 12.99 (32.54) 65,124 1.33 1.01 2.84 69
(.16) 22.04 21.23 96,275 1.29 .99 1.04 52
(.52) 18.32 .87 209,678 1.33 1.12 1.21 58
(.81) 18.65 10.15 324,234 1.33 1.22 1.76 86
(.27) 17.75 (13.94) 342,802 1.31 1.25 1.27 65

Russell Investment Company
Emerging Markets Fund
See accompanying notes which are an integral part of the financial statements.
186 Emerging Markets Fund
Related Party Transactions, Fees and Expenses
Accrued fees payable to affiliates for the period ended October 31, 2022 were as follows:
Transactions (amounts in thousands) during the period ended October 31, 2022 with Underlying Funds which are, or were, an affiliated company are as follows:
Federal Income Taxes
At October 31, 2022, the cost of investments, net unrealized appreciation (depreciation), and components of distributable earnings for income tax purposes were as follows:
For the fiscal years ended October 31, 2022 and October 31, 2021, respectively, the Fund made the following tax basis distributions:
Net investment income and net realized gains (losses) in the financial statements may differ from taxable net investment income and net realized gains (losses). Capital accounts within the financial statements are adjusted for permanent differences between book and tax accounting.  These differences may be due to foreign currency gains or losses, reclassifications of dividends and /or differences in treatment of income from swaps.  These adjustments have no impact on the net assets.
At October 31, 2022, there were no adjustments to the Statement of Assets and Liabilities.
Advisory fees $ 601,222
Administration fees 35,235
Distribution fees 3,884
Shareholder servicing fees 738
Transfer agent fees 110,802
Trustee fees 4,433
$ 756,314
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Income
Distributions
Capital Gains
Distributions
U.S. Cash Collateral Fund $ 7,480 $ 60,580 $ 66,649 $ — $ — $ 1,411 $ 17 $ —
U.S. Cash Management Fund 36,485 490,570 496,679 (4) — 30,372 268 —
$ 43,965 $ 551,150 $ 563,328 $ (4) $ — $ 31,783 $ 285 $ —
Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
Undistributed
Ordinary Income
Undistributed
Long-Term
Capital Gains
(Capital Loss
Carryforward)
$ 912,544,136 $ 173,586,708 $ (274,142,406) $ (100,555,698) $ 12,721,744 $ (38,670,623)
October 31, 2022 October 31, 2021
Ordinary Income
Distributions
Long-Term
Capital Gain
Distributions
Return of
Capital
Ordinary Income
Distributions
Long-Term
Capital Gain
Distributions
Return of
Capital
$ 39,372,284 $ 115,048,264 $ — $ 9,736,441 $ — $ —
Total distributable earnings (losses)
$ —
Additional paid-in capital
—

Russell Investment Company
Tax-Managed U.S. Large Cap Fund
Portfolio Management Discussion and Analysis — October 31, 2022
(Unaudited)
188 Tax-Managed U.S. Large Cap Fund
Tax-Managed U.S. Large Cap Fund - Class A
‡
Total
Return
1 Year (22 .58)%
5 Years 6 .68%§
10 Years 10 .11%§
Tax-Managed U.S. Large Cap Fund - Class C
Total
Return
1 Year (18 .48)%
5 Years 7 .14%§
10 Years 9 .94%§
Tax-Managed U.S. Large Cap Fund - Class M
‡‡
Total
Return
1 Year (17 .57)%
5 Years 8 .33%§
10 Years 11 .11%§
Tax-Managed U.S. Large Cap Fund - Class S
Total
Return
1 Year (17 .65)%
5 Years 8 .22%§
10 Years 11 .04%§
S&P 500
®
Index
**
Total
Return
1 Year (14 .61)%
5 Years 10 .44%§
10 Years 12 .79%§

Russell Investment Company
Tax-Managed U.S. Large Cap Fund
Portfolio Management Discussion and Analysis, continued — October 31,
2022 (Unaudited)
Tax-Managed U.S. Large Cap Fund 189
The Tax-Managed U.S. Large Cap Fund (the “Fund”) employs
a multi-manager approach whereby Russell Investment
Management, LLC (“RIM”) manages a portion of the Fund’s
assets based upon model portfolios provided by multiple non-
discretionary money managers. The Fund’s money managers
have non-discretionary assignments pursuant to which they
provide a model portfolio to RIM representing their investment recommendations, based upon which RIM purchases and sells
securities for the Fund. RIM also manages the portion of the
Fund’s assets that RIM determines not to manage based upon
model portfolios provided by the Fund’s money managers. RIM
may change the allocation of the Fund’s assets at any time. An exemptive order from the Securities and Exchange Commission
permits RIM to engage or terminate a money manager at
any time, subject to approval by the Fund’s Board, without a shareholder vote. Pursuant to the terms of the exemptive order, the Fund is required to notify its shareholders within 90 days of when a money manager begins providing services. As of
October 31, 2022, the Fund had five money managers.
What is the Fund’s investment objective?
The Fund seeks to provide long-term capital growth on an after-
tax basis.
How did the Fund perform relative to its benchmark
for the fiscal year ended October 31, 2022?
For the fiscal year ended October 31, 2022 (the “fiscal year”), the Fund’s Class A, Class C, Class M and Class S Shares lost
17.86%, 18.48%, 17.57% and 17.65%, respectively. This is
compared to the Fund’s benchmark, the S&P 500
®
Index, which
lost 14.61% during the fiscal year. The Fund’s performance
includes operating expenses, whereas index returns are
unmanaged and do not include expenses of any kind.
For the fiscal year, the Morningstar
®
Large Blend Category,
a group of funds that Morningstar, Inc. considers to have
investment strategies similar to those of the Fund, lost 14.67%.
This result serves as a peer comparison and is expressed net of operating expenses.
RIM may assign a money manager a specific style or
capitalization benchmark other than the Fund’s index (a
“RIM-assigned benchmark”). However, the Fund’s primary
index remains the benchmark for the Fund and is intended to
be representative of the aggregate of each money manager’s
benchmark index.
How did market conditions affect the Fund’s
performance?
A large and protracted rise in inflation created serious
challenges for the U.S. economic outlook. In response, the
Federal Reserve’s monetary policy pivoted into restrictive
territory. It was a largely negative return environment for the equity markets where value and low volatility-oriented equities outperformed their growth peers. Energy and consumer staples were the best performing sectors while communication services and consumer discretionary lagged.
How did the investment strategies and techniques
employed by the Fund and its money managers affect
its benchmark relative performance?
Over the fiscal year, the Fund maintained tilts toward companies with above benchmark growth and below benchmark market
capitalization. Overall, the Fund’s factor tilts had a negative impact on performance, as exposure to companies with higher
growth and lower size detracted from performance.
Sector allocation decisions were moderately additive to
performance over the fiscal year, including overweights
to the energy and health care sectors. Stock selection by
the Fund’s money managers was a negative contributor to
benchmark relative performance during the fiscal year, led by underperforming holdings within the information technology
and communication services sectors.
With respect to certain of the Fund’s money managers, J.P.
Morgan Investment Management Inc. underperformed its RIM-
assigned benchmark. Stock selection within the information
technology and communication services sectors contributed
negatively to relative performance. Underweights to the
outperforming energy and consumer staples sectors also held
back returns.
Sustainable Growth Advisers, LP underperformed its RIM-
assigned benchmark during the fiscal year. Stock selection was the primary driver of underperformance for the growth manager, especially within the information technology sector. Sector
allocation decisions were not rewarded, including underweights to energy and consumer staples.
RIM manages assets not allocated to money manager strategies and the Fund’s cash balances.
During the fiscal year, RIM utilized a positioning strategy
which seeks to improve the Fund’s after-tax returns and
control Fund-level exposures and risks through the purchase
of a stock portfolio. RIM managed the tax lots of the Fund,
harvested losses and deferred capital gains with respect to
certain securities to seek to improve the after-tax returns of the
Fund. This activity performed as intended by reducing capital gain distributions during the fiscal year. Additionally, using the output from quantitative and/or rules-based processes and qualitative analysis, RIM’s positioning strategy seeks to position the portfolio to meet RIM’s overall preferred positioning with respect to Fund exposures along factor and industry dimensions.

Russell Investment Company
Tax-Managed U.S. Large Cap Fund
Portfolio Management Discussion and Analysis, continued — October 31,
2022 (Unaudited)
190 Tax-Managed U.S. Large Cap Fund
The Fund’s active positioning strategy provided exposure to
RIM’s strategic equity beliefs associated with value and quality factors. During the fiscal year, the strategy underperformed the
Fund’s benchmark. A tilt toward stocks with lower valuation
contributed positively to performance. However, sector
allocation decisions detracted from performance, due mainly to an underweight to health care and an overweight to information technology.
During the fiscal year, RIM partially equitized the Fund’s cash using index futures contracts to provide the Fund with greater market exposure and this strategy performed as intended.
Describe any changes to the Fund’s structure or the
money manager line-up.
During the fiscal year, RIM hired Brandywine Global Investment
Management, LLC and William Blair Investment Management,
LLC as money managers for the Fund. Allocations to other
manager strategies were adjusted as a result.
The views expressed in this report reflect those of
the portfolio managers only through the end of the
fiscal year covered by the report. These views do not
necessarily represent the views of RIM, or any other
person in RIM or any other affiliated organization.
These views are subject to change at any time based
upon market conditions or other events, and RIM
disclaims any responsibility to update the views
contained herein. These views should not be relied
on as investment advice and, because investment
decisions for a Russell Investment Company (“RIC”)
Fund are based on numerous factors, should not be
relied on as an indication of investment decisions of
any RIC Fund.
Money Managers as of October 31,
2022 Styles
Barrow, Hanley, Mewhinney & Strauss,
LLC Value
Brandywine Global Investment
Management, LLC
Value
J.P. Morgan Investment Management Inc. Market-Oriented
Sustainable Growth Advisers, LP Growth
William Blair Investment Management,
LLC
Growth
* Assumes initial investment on November 1, 2012.
** S&P 500
®
Index is composed of 500 common stocks which are chosen by Standard & Poor’s Corporation to best capture the price performance of a large cross-section of the U.S. publicly traded stock market. The index is structured to approximate the general distribution of industries in the U.S. economy.
‡ The performance shown has been adjusted to reflect the deduction of the maximum Class A sales charge of 5.75%.
‡‡ The Fund’s performance inception date for Class M Shares was March 16, 2017. The returns shown for Class M Shares prior to that date are the returns of the Fund’s Class S Shares. Class M Shares will have substantially similar annual returns as the Class S Shares because the Shares of each Class are invested in the same portfolio of securities. Annual returns for each Class will differ only to the extent that the Class M Shares do not have the same expenses as the
Class S Shares.
§ Annualized.
Performance is historical and assumes reinvestment of all dividends and capital gains.  Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than when purchased.  Past performance is not indicative of future results.  The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Additionally, the returns presented herein may differ from the performance reported in the Financial Highlights as the returns herein are calculated in a manner consistent with standardized performance in accordance with
Securities and Exchange Commission rules, while the performance in the Financial Highlights has been calculated in accordance with U.S. Generally Accepted
Accounting Pr inciple s (“U.S. GAAP”).

Russell Investment Company
Tax-Managed U.S. Large Cap Fund
Shareholder Expense Example — October 31, 2022 (Unaudited)
Tax-Managed U.S. Large Cap Fund 191
Fund Expenses
The following disclosure provides important information
regarding the Fund’s Shareholder Expense Example
(“Example”).
Example
As a shareholder of the Fund, you incur two types of costs:
(1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs,
including advisory and administrative fees; distribution (12b-1)
and/or service fees and other Fund expenses. The Example is
intended to help you understand your ongoing costs (in dollars)
of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from May 1, 2022 to October 31, 2022 .
Actual Expenses
The information in the table under the heading “Actual
Performance” provides information about actual account
values and actual expenses. You may use the information in
this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During
Period” to estimate the expenses you paid on your account
during this period.
Hypothetical Example for Comparison Purposes
The information in the table under the heading “Hypothetical
Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses
based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the
Fund’s actual return. The hypothetical account values and
expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the
Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant
to highlight your ongoing costs only and do not reflect any
transactional costs. Therefore, the information under the heading
“Hypothetical Performance (5% return before expenses)” is
useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
Class A
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2022 $ 1,000 .00 $ 1,000 .00
Ending Account Value
October 31, 2022 $ 935 .40 $ 1,019 .31
Expenses Paid During Period* $ 5 .71 $ 5 .96
* Expenses are equal to the Fund's annualized expense ratio of 1.17%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-
half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class C
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2022 $ 1,000 .00 $ 1,000 .00
Ending Account Value
October 31, 2022 $ 932 .00 $ 1,015 .53
Expenses Paid During Period* $ 9 .35 $ 9 .75
* Expenses are equal to the Fund's annualized expense ratio of 1.92%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-
half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class M
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2022 $ 1,000 .00 $ 1,000 .00
Ending Account Value
October 31, 2022 $ 937 .20 $ 1,021 .07
Expenses Paid During Period* $ 4 .00 $ 4 .18
* Expenses are equal to the Fund's annualized expense ratio of 0.82%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-
half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

Russell Investment Company
Tax-Managed U.S. Large Cap Fund
Shareholder Expense Example, continued — October 31, 2022 (Unaudited)
192 Tax-Managed U.S. Large Cap Fund
Class S
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2022 $ 1,000 .00 $ 1,000 .00
Ending Account Value
October 31, 2022 $ 936 .50 $ 1,020 .57
Expenses Paid During Period* $ 4 .49 $ 4 .69
* Expenses are equal to the Fund's annualized expense ratio of 0.92%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-
half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

Russell Investment Company
Tax-Managed U.S. Large Cap Fund
Schedule of Investments — October 31, 2022
See accompanying notes which are an integral part of the financial statements.
Tax-Managed U.S. Large Cap Fund 193
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Common Stocks - 97.6%
Consumer Discretionary - 13.6%
Advance Auto Parts, Inc. 9,136 1,735
Amazon.com, Inc.(Æ) 1,588,531 162,729
Autoliv, Inc. 103,159 8,289
AutoZone, Inc.(Æ) 3,781 9,577
Best Buy Co., Inc. 36,278 2,482
BorgWarner, Inc. 44,695 1,677
Capri Holdings, Ltd.(Æ) 255,643 11,678
Charter Communications, Inc. Class A(Æ) 28,515 10,483
Comcast Corp. Class A 424,527 13,475
Costco Wholesale Corp. 73,094 36,657
Discovery Communications LLC(Æ) 184,630 2,400
DISH Network Corp. Class A(Æ) 138,501 2,065
Dollar General Corp. 5,400 1,377
Dollar Tree, Inc.(Æ) 5,970 946
DR Horton, Inc. 248,434 19,100
eBay, Inc. 157,655 6,281
Expedia Group, Inc.(Æ) 5,900 551
Ford Motor Co. 577,447 7,720
Fortune Brands Home & Security, Inc. 52,850 3,188
Fox Corp. Class A 190,144 5,489
Garmin, Ltd. 46,864 4,126
General Motors Co. 941,179 36,941
Grand Canyon Education, Inc.(Æ) 17,657 1,777
Home Depot, Inc. (The) 75,922 22,483
Lennar Corp. Class A 101,949 8,227
Lennar Corp. Class B 56 4
Liberty Media Corp. Class A 83,779 3,556
Lithia Motors, Inc. Class A 21,095 4,180
Live Nation Entertainment, Inc.(Æ) 114,933 9,150
Lowe's Cos., Inc. 185,439 36,151
Marriott International, Inc. Class A 17,970 2,877
McDonald's Corp. 5,663 1,544
Mohawk Industries, Inc.(Æ) 74,875 7,094
Netflix, Inc.(Æ) 73,341 21,407
New York Times Co. (The) Class A 69,057 2,000
News Corp. Class A 251,088 4,236
News Corp. Class B 159,428 2,731
Nike, Inc. Class B 295,474 27,385
nVent Electric PLC 6,066 221
NVR, Inc.(Æ) 784 3,322
O'Reilly Automotive, Inc.(Æ) 39,735 33,265
Paramount Global Class B 23,776 436
PulteGroup, Inc. 417,482 16,695
Ross Stores, Inc. 30,823 2,949
Royal Caribbean Cruises, Ltd.(Æ) 10,518 561
Sensata Technologies Holding PLC 76,513 3,077
Starbucks Corp. 260,637 22,569
Target Corp. 134,491 22,090
Tesla, Inc.(Æ) 232,276 52,852
TJX Cos., Inc. (The) 206,593 14,895
Ulta Salon Cosmetics & Fragrance, Inc.(Æ) 13,081 5,486
VF Corp. 26,000 735
Walmart, Inc. 175,381 24,962
Walt Disney Co. (The)(Æ) 271,067 28,879
Whirlpool Corp. 35,905 4,964
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Wyndham Hotels & Resorts, Inc. 59,865 4,546
Yum China Holdings, Inc. 29,534 1,221
Yum! Brands, Inc. 284,366 33,626
781,119
Consumer Staples - 4.9%
Archer-Daniels-Midland Co. 96,417 9,350
Coca-Cola Co. (The) 313,739 18,777
Coca-Cola European Partners PLC 72,498 3,411
Colgate-Palmolive Co. 61,226 4,521
Conagra Brands, Inc. 435,929 15,999
Constellation Brands, Inc. Class A 26,679 6,592
CVS Health Corp. 336,334 31,851
Estee Lauder Cos., Inc. (The) Class A 36,799 7,378
General Mills, Inc. 30,682 2,503
Haleon PLC - ADR(Æ) 1,531,501 9,373
Hershey Co. (The) 4,970 1,187
Hormel Foods Corp. 59,657 2,771
Ingredion, Inc. 186,001 16,576
JM Smucker Co. (The) 13,904 2,095
Keurig Dr Pepper, Inc. 14,941 580
Kimberly-Clark Corp. 6,887 857
Kraft Heinz Foods Co. 34,899 1,342
Kroger Co. (The) 391,047 18,493
Molson Coors Beverage Co. Class B 200,585 10,115
Mondelez International, Inc. Class A 349,771 21,504
PepsiCo, Inc. 131,962 23,962
Philip Morris International, Inc. 17,601 1,617
Procter & Gamble Co. (The) 266,025 35,826
Sysco Corp. 51,834 4,487
Tyson Foods, Inc. Class A 284,718 19,460
Unilever PLC - ADR 77,394 3,522
Walgreens Boots Alliance, Inc. 163,016 5,950
280,099
Energy - 4.2%
BP PLC - ADR 651,555 21,684
Canadian Natural Resources, Ltd. 187,471 11,237
Chevron Corp. 234,535 42,427
Diamondback Energy, Inc. 98,672 15,502
EOG Resources, Inc. 104,447 14,259
Exxon Mobil Corp. 322,704 35,759
Hess Corp. 80,704 11,386
HF Sinclair Corp. 21,750 1,330
Kinder Morgan, Inc. 22,654 410
Marathon Oil Corp. 24,687 752
Marathon Petroleum Corp. 64,204 7,295
Phillips 66 103,255 10,768
Pioneer Natural Resources Co. 145,969 37,428
Shell PLC - ADR 394,265 21,933
Valero Energy Corp. 63,709 7,999
240,169
Financial Services - 15.6%
AerCap Holdings, Ltd. / AerCap Global
Aviation Trust(Æ) 310,867 16,603

Russell Investment Company
Tax-Managed U.S. Large Cap Fund
Schedule of Investments, continued — October 31, 2022
See accompanying notes which are an integral part of the financial statements.
194 Tax-Managed U.S. Large Cap Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Affiliated Managers Group, Inc. 36,043 4,475
Allstate Corp. (The) 5,346 675
American Express Co. 170,417 25,298
American Tower Corp.(ö) 86,616 17,946
Ameriprise Financial, Inc. 5,878 1,817
Aon PLC Class A 59,307 16,694
Apollo Global Management, Inc. 159,449 8,827
Arthur J Gallagher & Co. 28,088 5,255
Assurant, Inc. 16,210 2,202
AvalonBay Communities, Inc.(ö) 5,000 876
Bank of America Corp. 820,165 29,559
Bank of New York Mellon Corp. (The) 54,480 2,294
Berkshire Hathaway, Inc. Class B(Æ) 185,180 54,645
Capital One Financial Corp. 147,276 15,614
CBRE Group, Inc. Class A 98,833 7,011
Charles Schwab Corp. (The) 180,206 14,357
Chubb, Ltd. 142,769 30,680
Citigroup, Inc. 902,710 41,398
Citizens Financial Group, Inc. 462,301 18,908
CME Group, Inc. Class A 2,510 435
Equinix, Inc.(Æ)(ö) 40,864 23,147
Evercore, Inc. Class A 44,749 4,703
Everest Re Group, Ltd. 900 290
Fidelity National Financial, Inc. 74,940 2,951
Fifth Third Bancorp 223,451 7,975
First Republic Bank 2,386 287
Goldman Sachs Group, Inc. (The) 12,071 4,159
Hartford Financial Services Group, Inc. 55,496 4,019
Healthpeak Properties, Inc.(ö) 137,559 3,264
Howard Hughes Corp. (The)(Æ) 112,633 6,910
Huntington Bancshares, Inc. 831,115 12,616
Intercontinental Exchange, Inc. 163,857 15,660
Invitation Homes, Inc.(ö) 39,036 1,237
Janus Henderson Group PLC 175,700 4,001
Jones Lang LaSalle, Inc.(Æ) 34,019 5,412
JPMorgan Chase & Co. 336,794 42,396
KeyCorp 472,418 8,442
Kimco Realty Corp.(ö) 434,379 9,287
Markel Corp.(Æ) 9,476 11,429
MasterCard, Inc. Class A 243,764 79,999
MetLife, Inc. 171,966 12,590
Morgan Stanley 285,060 23,423
New York Community Bancorp, Inc. 1,094,733 10,192
Northern Trust Corp. 76,583 6,460
PacWest Bancorp 185,201 4,604
PNC Financial Services Group, Inc. (The) 22,409 3,626
Popular, Inc. 106,713 7,547
Progressive Corp. (The) 208,516 26,774
Prologis, LP(ö) 57,326 6,349
Prudential Financial, Inc. 67,246 7,074
Public Storage(ö) 26,394 8,176
Raymond James Financial, Inc. 10,375 1,226
Regions Financial Corp. 661,387 14,517
Reinsurance Group of America, Inc. Class A 92,404 13,599
Simon Property Group, Inc.(ö) 3 —
State Street Corp. 42,925 3,177
Synchrony Financial 264,937 9,421
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
T. Rowe Price Group, Inc. 21,702 2,304
Torchmark Corp.(Æ) 60,409 6,978
Truist Financial Corp. 109,560 4,907
US Bancorp 425,889 18,079
VICI Properties, Inc. (ö) 18,304 586
Visa, Inc. Class A 289,631 60,000
Voya Financial, Inc. 21,215 1,450
Wells Fargo & Co. 1,048,463 48,219
Welltower, Inc.(ö) 91,405 5,579
Willis Towers Watson PLC(Æ) 67,252 14,675
Zions Bancorp NA 239,380 12,433
897,718
Health Care - 14.4%
Abbott Laboratories 419,299 41,485
AbbVie, Inc. 252,513 36,968
Abiomed, Inc.(Æ) 24,132 6,083
Amgen, Inc. 53,187 14,379
Anthem, Inc.(Æ) 58,028 31,728
AstraZeneca PLC - ADR 72,852 4,284
Baxter International, Inc. 7,017 381
Becton Dickinson and Co. 5,550 1,310
Biogen, Inc.(Æ) 61,039 17,301
Boston Scientific Corp.(Æ) 344,066 14,833
Bristol Myers Squibb Co. 498,698 38,634
Cigna Corp. 92,006 29,723
Dentsply Sirona, Inc. 404,746 12,474
Eli Lilly & Co. 52,435 18,986
Gilead Sciences, Inc. 113,314 8,891
GSK Finance No. 3 PLC - ADR 450,872 14,955
HCA Healthcare, Inc. 17,182 3,737
Henry Schein, Inc.(Æ) 92,338 6,321
Horizon Therapeutics PLC(Æ) 225,625 14,061
Humana, Inc. 17,246 9,625
Integra LifeSciences Holdings Corp.(Æ) 30,919 1,554
Intuitive Surgical, Inc.(Æ) 111,532 27,489
IQVIA, Inc.(Æ) 43,482 9,117
Jazz Pharmaceuticals PLC(Æ) 58,270 8,379
Johnson & Johnson 255,014 44,365
Laboratory Corp. of America Holdings 15,778 3,501
McKesson Corp. 56,054 21,826
Medtronic PLC 90,858 7,936
Merck & Co., Inc. 310,510 31,424
Moderna, Inc.(Æ) 1,646 247
Novo Nordisk A/S - ADR 96,386 10,491
Organon & Co. 34,963 915
Pfizer, Inc. 595,053 27,700
Quest Diagnostics, Inc. 9,172 1,318
Regeneron Pharmaceuticals, Inc.(Æ) 77,598 58,101
Sanofi - ADR 5,861 253
Stryker Corp. 35,845 8,217
Thermo Fisher Scientific, Inc. 86,648 44,534
UnitedHealth Group, Inc. 270,529 150,184
Universal Health Services, Inc. Class B 24,354 2,822
Veeva Systems, Inc. Class A(Æ) 36,263 6,090
Vertex Pharmaceuticals, Inc.(Æ) 29,022 9,055
Viatris, Inc. 924,259 9,363

Russell Investment Company
Tax-Managed U.S. Large Cap Fund
Schedule of Investments, continued — October 31, 2022
See accompanying notes which are an integral part of the financial statements.
Tax-Managed U.S. Large Cap Fund 195
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Zimmer Biomet Holdings, Inc. 60,088 6,811
Zoetis, Inc. Class A 76,782 11,577
829,428
Materials and Processing - 3.5%
Acuity Brands, Inc. 7,087 1,301
Air Products & Chemicals, Inc. 18,593 4,656
Ball Corp. 166,884 8,242
Carrier Global Corp. 231,724 9,213
Celanese Corp. Class A 82,004 7,882
Copart, Inc.(Æ) 49,513 5,695
Crown Holdings, Inc. 163,798 11,235
Dow, Inc. 33,546 1,568
DuPont de Nemours, Inc. 302,920 17,327
Eastman Chemical Co. 97,777 7,510
Ecolab, Inc. 123,679 19,426
General Electric Co. 31,968 2,488
Huntsman Corp. 335,674 8,983
Ingevity Corp.(Æ) 4,417 297
International Paper Co. 5,129 172
Linde PLC(Æ) 127,662 37,960
Martin Marietta Materials, Inc. 2,605 875
Masco Corp. 34,631 1,602
NewMarket Corp. 3,892 1,185
Newmont Corp. 257,176 10,884
Nucor Corp. 25,435 3,342
Owens Corning 7,432 636
PPG Industries, Inc. 4,923 562
Reliance Steel & Aluminum Co. 6,664 1,343
Rio Tinto PLC - ADR 37,916 2,023
Royal Gold, Inc. 26,280 2,496
Sherwin-Williams Co. (The) 44,056 9,914
Steel Dynamics, Inc. 7,588 714
Trane Technologies PLC 122,296 19,522
United States Steel Corp. 128,633 2,619
Westrock Co. 63,282 2,155
203,827
Producer Durables - 10.6%
3M Co. 30,950 3,893
Alaska Air Group, Inc.(Æ) 214,478 9,536
Aptiv PLC(Æ) 10,893 992
Automatic Data Processing, Inc. 76,295 18,440
Block, Inc. Class A(Æ) 36,648 2,201
Booz Allen Hamilton Holding Corp. Class A 5,563 606
Canadian Pacific Railway, Ltd. 164,809 12,277
CoStar Group, Inc.(Æ) 188,440 15,588
CSX Corp. 189,300 5,501
Cummins, Inc. 19,701 4,817
Danaher Corp. 208,019 52,352
Deere & Co. 58,675 23,225
Delta Air Lines, Inc.(Æ) 236,015 8,008
Eaton Corp. PLC 105,586 15,845
Equifax, Inc. 12,507 2,120
Esab Corp. 29,041 1,083
Expeditors International of Washington, Inc. 44,415 4,346
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
FedEx Corp. 133,199 21,349
FleetCor Technologies, Inc.(Æ) 60,475 11,256
Fortive Corp. 2,085 133
Gates Industrial Corp. PLC(Æ) 288,474 3,216
General Dynamics Corp. 69,778 17,431
Gentex Corp. 87,218 2,310
Global Payments, Inc. 110,472 12,623
Honeywell International, Inc. 123,717 25,241
Illinois Tool Works, Inc. 1,831 391
Ingersoll Rand, Inc. 185,713 9,378
Johnson Controls International PLC(Æ) 20,895 1,209
Keysight Technologies, Inc.(Æ) 47,709 8,309
Knight-Swift Transportation Holdings, Inc.
(Æ) 29,855 1,434
L3Harris Technologies, Inc. 11,295 2,784
Lockheed Martin Corp. 1,670 813
Magna International, Inc. Class A 161,779 9,016
ManpowerGroup, Inc. 3,130 245
Mettler-Toledo International, Inc.(Æ) 16,183 20,470
Moody's Corp. 58,542 15,506
Norfolk Southern Corp. 42,340 9,656
Northrop Grumman Corp. 19,070 10,470
Old Dominion Freight Line, Inc. 40,433 11,103
Otis Worldwide Corp. 183,325 12,950
PACCAR, Inc. 40,169 3,890
Parker-Hannifin Corp. 9,867 2,868
PayPal Holdings, Inc.(Æ) 182,947 15,291
Pentair PLC 158,890 6,824
Regal Rexnord Corp. 24,390 3,086
S&P Global, Inc. 147,100 47,256
Southwest Airlines Co.(Æ) 223,805 8,135
Stanley Black & Decker, Inc. 45,128 3,542
TE Connectivity, Ltd. 62,903 7,689
Teledyne Technologies, Inc.(Æ) 6,401 2,547
Textron, Inc. 302,271 20,687
TopBuild Corp.(Æ) 3,805 647
TransDigm Group, Inc. 1,634 941
Travel + Leisure Co.(Æ) 52,623 1,999
Union Pacific Corp. 75,193 14,824
United Airlines Holdings, Inc.(Æ) 140,535 6,054
United Parcel Service, Inc. Class B 92,556 15,528
United Rentals, Inc.(Æ) 15,216 4,804
Vontier Corp. 741,366 14,160
Waste Management, Inc. 4,229 670
Waters Corp.(Æ) 24,577 7,353
Westinghouse Air Brake Technologies Corp. 204,186 19,046
Zebra Technologies Corp. Class A(Æ) 47,122 13,346
609,310
Technology - 26.1%
Accenture PLC Class A 134,018 38,048
Activision Blizzard, Inc. 5,473 398
Adobe, Inc.(Æ) 73,000 23,250
Advanced Micro Devices, Inc.(Æ) 291,203 17,490
Akamai Technologies, Inc.(Æ) 72,445 6,399
Allegion PLC 17,438 1,827
Alphabet, Inc. Class A(Æ) 605,501 57,226

Russell Investment Company
Tax-Managed U.S. Large Cap Fund
Schedule of Investments, continued — October 31, 2022
See accompanying notes which are an integral part of the financial statements.
196 Tax-Managed U.S. Large Cap Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Alphabet, Inc. Class C(Æ) 1,209,020 114,446
Amphenol Corp. Class A 120,060 9,104
Analog Devices, Inc. 80,023 11,413
Apple, Inc. 2,096,304 321,447
Applied Materials, Inc. 109,156 9,637
Arrow Electronics, Inc.(Æ) 23,399 2,369
ASML Holding NV 1,221 577
Autodesk, Inc.(Æ) 121,867 26,116
Booking Holdings, Inc.(Æ) 13,317 24,896
Broadcom, Inc. 42,023 19,756
CACI International, Inc. Class A(Æ) 4,386 1,333
Cisco Systems, Inc. 337,149 15,317
Cognizant Technology Solutions Corp.
Class A 135,389 8,428
Concentrix Corp. 9,290 1,136
Corning, Inc. 129,716 4,173
Corteva, Inc. 230,444 15,057
Dell Technologies, Inc. Class C 66,959 2,571
Electronic Arts, Inc. 51,566 6,495
F5, Inc.(Æ) 45,860 6,554
Fidelity National Information Services, Inc. 35,386 2,937
Fortinet, Inc.(Æ) 90,530 5,175
Genpact, Ltd. 32,557 1,579
Guidewire Software, Inc.(Æ) 63,978 3,801
Hewlett Packard Enterprise Co. 299,494 4,274
HP, Inc.(Æ) 96,623 2,669
Intel Corp. 316,611 9,001
International Business Machines Corp. 8,601 1,189
Intuit, Inc. 111,134 47,510
IPG Photonics Corp.(Æ) 37,641 3,224
Jabil Circuit, Inc. 69,502 4,465
Juniper Networks, Inc. 386,053 11,813
KLA Corp. 5,800 1,835
Lam Research Corp. 32,265 13,060
Leidos Holdings, Inc. 116,429 11,828
Match Group, Inc.(Æ) 46,636 2,015
Meta Platforms, Inc. Class A(Æ) 620,478 57,804
Micron Technology, Inc. 342,055 18,505
Microsoft Corp. 1,250,877 290,366
Motorola Solutions, Inc. 72,772 18,172
MSCI, Inc. Class A 56,155 26,329
NVIDIA Corp. 208,533 28,146
NXP Semiconductors NV 102,428 14,963
Oracle Corp. 290,563 22,684
Qorvo, Inc.(Æ) 74,162 6,384
QUALCOMM, Inc. 54,875 6,457
Raytheon Technologies Corp.(Æ) 228,015 21,620
Salesforce, Inc.(Æ) 188,445 30,639
SAP SE - ADR 53,046 5,096
Seagate Technology Holdings PLC 42,403 2,106
Skyworks Solutions, Inc. 63,652 5,475
Synopsys, Inc.(Æ) 19,663 5,752
Taiwan Semiconductor Manufacturing Co.,
Ltd. - ADR 35,577 2,190
Teradyne, Inc. 192,627 15,670
Texas Instruments, Inc. 79,192 12,721
Unity Software, Inc.(Æ) 81,032 2,390
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
VeriSign, Inc.(Æ) 26,378 5,288
VMware, Inc. Class A 29,503 3,320
Workday, Inc. Class A(Æ) 172,473 26,875
1,500,790
Utilities - 4.7%
Ameren Corp. 103,886 8,469
American Electric Power Co., Inc. 26,048 2,290
AT&T, Inc. 939,910 17,134
CenterPoint Energy, Inc. 401,392 11,484
Cheniere Energy, Inc. 73,004 12,879
CMS Energy Corp. 37,178 2,121
ConocoPhillips Co. 453,309 57,158
Consolidated Edison, Inc. 89,657 7,886
Constellation Energy Corp. 52,009 4,917
DT Midstream, Inc. 88,740 5,298
DTE Energy Co. 6,566 736
Duke Energy Corp. 80,474 7,498
Edison International 60,788 3,650
Entergy Corp. 120,725 12,934
Exelon Corp. 347,748 13,420
FirstEnergy Corp. 283,393 10,687
NextEra Energy, Inc. 211,957 16,427
NiSource, Inc. 38,538 990
Public Service Enterprise Group, Inc. 14,344 804
Sempra Energy 14,900 2,249
Southern Co. (The) 159 10
T-Mobile USA, Inc.(Æ) 318,518 48,275
UGI Corp. 140,218 4,954
Verizon Communications, Inc. 258,159 9,647
Xcel Energy, Inc. 97,847 6,370
268,287
Total Common Stocks
(cost $3,467,157) 5,610,747
Short-Term Investments - 2.1%
U.S. Cash Management Fund(@) 120,151,584
(∞)
120,104
Total Short-Term Investments
(cost $120,108) 120,104
Total Investments - 99.7%
(identified cost $3,587,265) 5,730,851
Other Assets and Liabilities,
Net - 0.3%
15,048
Net Assets - 100.0%
5,745,899

Russell Investment Company
Tax-Managed U.S. Large Cap Fund
Schedule of Investments, continued — October 31, 2022
See accompanying notes which are an integral part of the financial statements.
Tax-Managed U.S. Large Cap Fund 197
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
S&P 500 E-Mini Index Futures 632 USD 122,703 12/22 (5,520)
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å) (5,520)

Russell Investment Company
Tax-Managed U.S. Large Cap Fund
Schedule of Investments, continued — October 31, 2022
See accompanying notes which are an integral part of the financial statements.
198 Tax-Managed U.S. Large Cap Fund
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total % of Net Assets
Common Stocks
Consumer Discretionary $ 781,119 $ — $ —
$ —
$ 781,119 13.6
Consumer Staples 280,099 — —
—
280,099 4.9
Energy 240,169 — —
—
240,169 4.2
Financial Services 897,718 — —
—
897,718 15.6
Health Care 829,428 — —
—
829,428 14.4
Materials and Processing 203,827 — —
—
203,827 3.5
Producer Durables 609,310 — —
—
609,310 10.6
Technology 1,500,790 — —
—
1,500,790 26.1
Utilities 268,287 — —
—
268,28 7 4.7
Short-Term Investments — — — 120,10 4 120,10 4 2.1
Total Investments 5,610,74 7 — — 120,10 4 5,730,851 99.7
Other Assets and Liabilities, Net
0.3
100.0
Other Financial Instruments
Liabilities
Futures Contracts (5,520) — — — (5,520) (0.1)
Total Other Financial Instruments
*
$ (5,520) $ — $ — $ — $ (5,520)
* Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of
Investments.
For a description of the Levels, see note 2 in the Notes to Financial Statements.
For a disclosure on transfers into and out of Level 3 during the period ended October 31, 2022, see note 2 in the Notes to
Financial Statements.

Russell Investment Company
Tax-Managed U.S. Large Cap Fund
Fair Value of Derivative Instruments — October 31, 2022
See accompanying notes which are an integral part of the financial statements.
Tax-Managed U.S. Large Cap Fund 199
Amounts in thousands
Derivatives not accounted for as hedging instruments
Equity
Contracts
Location: Statement of Assets and Liabilities - Liabilities
Variation margin on futures contracts* $ 5,520
Derivatives not accounted for as hedging instruments
Equity
Contracts
Location: Statement of Operations - Net realized gain (loss)
Futures contracts $ (7,189)
Location: Statement of Operations - Net change in unrealized appreciation (depreciation)
Futures contracts $ (5,520)
* Includes cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the
Statement of Assets and Liabilities.
For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

Russell Investment Company
Tax-Managed U.S. Large Cap Fund
See accompanying notes which are an integral part of the financial statements.
200 Tax-Managed U.S. Large Cap Fund
Statement of Assets and Liabilities — October 31, 2022
Amounts in thousands
Assets
Investments, at identified cost ......................................................................................................................................................
$ 3,587,265
Investments, at fair value(>) ........................................................................................................................................................
5,730,851
Cash .............................................................................................................................................................................................. 20
Receivables:
Dividends and interest ...................................................................................................................................................... 3,562
Dividends from affiliated funds ....................................................................................................................................... 276
Fund shares sold ............................................................................................................................................................... 13,481
From broker(a) ................................................................................................................................................................. 10,946
Total assets ...............................................................................................................................................................
5,759,136
Liabilities
Payables:
Fund shares redeemed ...................................................................................................................................................... 3,294
Accrued fees to affiliates .................................................................................................................................................. 4,025
Other accrued expenses .................................................................................................................................................... 399
Variation margin on futures contracts .............................................................................................................................. 5,519
Total liabilities ...........................................................................................................................................................
13,237
Net Assets ...............................................................................................................................................................
$ 5,745,899

Russell Investment Company
Tax-Managed U.S. Large Cap Fund
See accompanying notes which are an integral part of the financial statements.
Tax-Managed U.S. Large Cap Fund 201
Statement of Assets and Liabilities, continued — October 31, 2022
Amounts in thousands
Net Assets Consist of:
Total distributable earnings (losses) .............................................................................................................................................
$ 2,022,570
Shares of beneficial interest .........................................................................................................................................................
1,010
Additional paid-in capital ............................................................................................................................................................
3,722,319
Net Assets ...............................................................................................................................................................
$ 5,745,899
Net Asset Value
,
offering and redemption price per share:
Net asset value per share: Class A(#) ........................................................................................................................................... $ 56.20
Maximum offering price per share (Net asset value plus sales charge of 5.75%): Class A ..................................................... $ 59.63
Class A
—
Net assets ........................................................................................................................................................... $ 87,448,241
Class A
—
Shares outstanding ($.01 par value) .................................................................................................................. 1,556,098
Net asset value per share: Class C(#) ........................................................................................................................................... $ 52.33
Class C
—
Net assets ........................................................................................................................................................... $ 36,409,423
Class C
—
Shares outstanding ($.01 par value) .................................................................................................................. 695,827
Net asset value per share: Class M(#) .......................................................................................................................................... $ 56.96
Class M
—
Net assets .......................................................................................................................................................... $ 1,506,693,003
Class M
—
Shares outstanding ($.01 par value) .................................................................................................................. 26,453,421
Net asset value per share: Class S(#) ........................................................................................................................................... $ 56.96
Class S
—
Net assets ............................................................................................................................................................ $ 4,115,347,933
Class S
—
Shares outstanding ($.01 par value) ................................................................................................................... 72,251,813
Amounts in thousands
(>)     Investments in affiliates, U.S. Cash Management Fund $ 120,104
(a)     Receivable from Broker for Futures $ 10,946
(#) Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

Russell Investment Company
Tax-Managed U.S. Large Cap Fund
See accompanying notes which are an integral part of the financial statements.
202 Tax-Managed U.S. Large Cap Fund
Statement of Operations — For the Period Ended October 31, 2022
Amounts in thousands
Investment Income
Dividends ......................................................................................................................................................................... $ 81,395
Dividends from affiliated funds ....................................................................................................................................... 1,483
Interest .............................................................................................................................................................................. 2
Total investment income ..............................................................................................................................................................
82,880
Expenses
Advisory fees ................................................................................................................................................................... 39,071
Administrative fees .......................................................................................................................................................... 2,894
Custodian fees .................................................................................................................................................................. 449
Distribution fees - Class A ............................................................................................................................................... 231
Distribution fees - Class C ............................................................................................................................................... 297
Transfer agent fees - Class A ........................................................................................................................................... 185
Transfer agent fees - Class C ........................................................................................................................................... 79
Transfer agent fees - Class M .......................................................................................................................................... 2,997
Transfer agent fees - Class S ............................................................................................................................................ 8,739
Professional fees .............................................................................................................................................................. 600
Registration fees ............................................................................................................................................................... 246
Shareholder servicing fees - Class C ............................................................................................................................... 99
Trustees’ fees .................................................................................................................................................................... 329
Printing fees ..................................................................................................................................................................... 138
Miscellaneous .................................................................................................................................................................. 161
Expenses before reductions .............................................................................................................................................. 56,515
Expense reductions .......................................................................................................................................................... (2,221)
Net expenses ................................................................................................................................................................................
54,294
Net investment income (loss) .......................................................................................................................................................
28,586
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments ...................................................................................................................................................................... (86,637)
Investments in affiliated funds ......................................................................................................................................... (23)
Futures contracts .............................................................................................................................................................. (7,189)
Foreign currency-related transactions .............................................................................................................................. (2)
Net realized gain (loss) ................................................................................................................................................................
(93,851)
Net change in unrealized appreciation (depreciation) on:
Investments ..................................................................................................................................................................... (1,099,246)
Investments in affiliated funds ......................................................................................................................................... (4)
Futures contracts .............................................................................................................................................................. (5,520)
Net change in unrealized appreciation (depreciation) ................................................................................................................. (1,104,770)
Net realized and unrealized gain (loss) ........................................................................................................................................ (1,198,621)
Net Increase (Decrease) in Net Assets from Operations ....................................................................................
$ (1,170,035)

Russell Investment Company
Tax-Managed U.S. Large Cap Fund
See accompanying notes which are an integral part of the financial statements.
Tax-Managed U.S. Large Cap Fund 203
Statements of Changes in Net Assets
Amounts in thousands
For the Periods Ended October 31,
2022 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss) .............................................................................................................. $ 28,586 $ 11,098
Net realized gain (loss) ....................................................................................................................... (93,851) 85,153
Net change in unrealized appreciation (depreciation) ........................................................................ (1,104,770) 1,593,710
Net increase (decrease) in net assets from operations .............................................................................. (1,170,035) 1,689,961
Distributions
To shareholders
Class A .......................................................................................................................................... — (225)
Class M ......................................................................................................................................... (3,735) (5,071)
Class S .......................................................................................................................................... (6,675) (17,203)
Net decrease in net assets from distributions ............................................................................................ (10,410) (22,499)
Share Transactions*
Net increase (decrease) in net assets from share transactions ................................................................... 646,115 548,633
Total Net Increase (Decrease) in Net Assets ........................................................................
(534,330) 2,216,095
Net Assets
Beginning of period .................................................................................................................................. 6,280,229 4,064,134
End of period .............................................................................................................................................
$ 5,745,899 $ 6,280,229

Russell Investment Company
Tax-Managed U.S. Large Cap Fund
See accompanying notes which are an integral part of the financial statements.
204 Tax-Managed U.S. Large Cap Fund
Statements of Changes in Net Assets, continued
* Share transaction amounts (in thousands) for the periods ended October 31, 2022 and October 31, 2021 were as follows:
2022 2021
Shares Dollars Shares Dollars
Class A
Proceeds from shares sold 280 $ 17,314 194 $ 11,727
Proceeds from reinvestment of distributions — — 4 224
Payments for shares redeemed (187) (11,593) (154) (9,415)
Net increase (decrease)
93 5,721 44 2,536
Class C
Proceeds from shares sold 137 7,886 126 7,207
Payments for shares redeemed (126) (7,381) (140) (7,916)
Net increase (decrease)
11 505 (14) (709)
Class M
Proceeds from shares sold 8,797 543,419 11,972 719,169
Proceeds from reinvestment of distributions 54 3,728 91 5,067
Payments for shares redeemed (4,326) (267,192) (2,628) (163,169)
Net increase (decrease)
4,525 279,955 9,435 561,067
Class S
Proceeds from shares sold 17,076 1,060,590 13,072 807,603
Proceeds from reinvestment of distributions 96 6,626 305 17,080
Payments for shares redeemed (11,574) (707,282) (14,032) (838,944)
Net increase (decrease)
5,598 359,934 (655) (14,261)
Total increase (decrease)
10,227 $ 646,115 8,810 $ 548,633

Russell Investment Company
Tax-Managed U.S. Large Cap Fund
Financial Highlights — For the Periods Ended
See accompanying notes which are an integral part of the financial statements.
206 Tax-Managed U.S. Large Cap Fund
For a Share Outstanding Throughout Each Period.
$
Net Asset Value,
Beginning of
Period
$
Net Investment
Income (Loss)
(a)(d)
$
Net Realized
and Unrealized
Gain (Loss)
$
Total from
Investment
Operations
$
Distributions
from Net
Investment Income
$
Distributions
from Net
Realized Gain
Class A
October 31, 2022 68.42 .13 (12.35) (12.22) — —
October 31, 2021 49.07 (.03) 19.54 19.51 (.16) —
October 31, 2020 45.09 .15 4.11 4.26 (.28) —
October 31, 2019 40.57 .30 4.46 4.76 (.24) —
October 31, 2018 39.23 .24 1.42 1.66 (.22) (.10)
Class C
October 31, 2022 64.19 (.31) (11.55) (11.86) — —
October 31, 2021 46.25 (.46) 18.40 17.94 — —
October 31, 2020 42.57 (.18) 3.86 3.68 — —
October 31, 2019 38.34 (.01) 4.24 4.23 — —
October 31, 2018 37.16 (.07) 1.35 1.28 — (.10)
Class M
October 31, 2022 69.27 .35 (12.49) (12.14) (.17) —
October 31, 2021 49.65 .18 19.77 19.95 (.33) —
October 31, 2020 45.61 .32 4.15 4.47 (.43) —
October 31, 2019 41.05 .42 4.52 4.94 (.38) —
October 31, 2018 39.70 .38 1.45 1.83 (.38) (.10)
Class S
October 31, 2022 69.27 .29 (12.50) (12.21) (.10) —
October 31, 2021 49.65 .12 19.76 19.88 (.26) —
October 31, 2020 45.60 .28 4.15 4.43 (.38) —
October 31, 2019 41.04 .41 4.49 4.90 (.34) —
October 31, 2018 39.67 .34 1.45 1.79 (.32) (.10)

See accompanying notes which are an integral part of the financial statements.
Tax-Managed U.S. Large Cap Fund 207
$
Total
Distributions
$
Net Asset Value,
End of
Period
%
Total
Return
(c)
$
Net Assets,
End of Period
(000)
%
Ratio of Expenses
to Average
Net Assets,
Gross
%
Ratio of Expenses
to Average
Net Assets,
Net
(d)
%
Ratio of Net
Investment Income
to Average
Net Assets
(d)
%
Portfolio
Turnover Rate
— 56.20 (17.86) 87,448 1.18 1.17 .21 46
(.16) 68.42 39.83 100,109 1.18 1.17 (.05) 22
(.28) 49.07 9.47 69,634 1.19 1.17 .32 40
(.24) 45.09 11.86 50,571 1.19 1.16 .71 34
(.32) 40.57 4.23 42,644 1.21 1.19 .57 24
— 52.33 (18.48) 36,410 1.93 1.92 (.54) 46
— 64.19 38.79 43,968 1.93 1.92 (.80) 22
— 46.25 8.64 32,342 1.94 1.92 (.41) 40
— 42.57 11.03 29,681 1.94 1.91 (.03) 34
(.10) 38.34 3.44 30,544 1.96 1.94 (.18) 24
(.17) 56.96 (17.57) 1,506,693 .93 .82 .56 46
(.33) 69.27 40.33 1,518,925 .93 .82 .29 22
(.43) 49.65 9.84 620,317 .94 .82 .68 40
(.38) 45.61 12.23 470,160 .95 .82 .97 34
(.48) 41.05 4.62 167,377 .96 .84 .90 24
(.10) 56.96 (17.65) 4,115,348 .93 .92 .46 46
(.26) 69.27 40.18 4,617,227 .93 .92 .20 22
(.38) 49.65 9.74 3,341,841 .94 .92 .59 40
(.34) 45.60 12.12 3,038,276 .94 .91 .97 34
(.42) 41.0 4 4.51 2,685,454 .96 .94 .82 24

Russell Investment Company
Tax-Managed U.S. Large Cap Fund
See accompanying notes which are an integral part of the financial statements.
208 Tax-Managed U.S. Large Cap Fund
Related Party Transactions, Fees and Expenses
Accrued fees payable to affiliates for the period ended October 31, 2022 were as follows:
Transactions (amounts in thousands) during the period ended October 31, 2022 with Underlying Funds which are, or were, an affiliated company are as follows:
Federal Income Taxes
At October 31, 2022, the cost of investments, net unrealized appreciation (depreciation), and components of distributable earnings for income tax purposes were as follows:
For the fiscal years ended October 31, 2022 and October 31, 2021, respectively, the Fund made the following tax basis distributions:
Net investment income and net realized gains (losses) in the financial statements may differ from taxable net investment income and net realized gains (losses). Capital accounts within the financial statements are adjusted for permanent differences between book and tax accounting.  These differences may be due to foreign currency gains or losses, reclassifications of dividends and /or differences in treatment of income from swaps.  These adjustments have no impact on the net assets.
At October 31, 2022, there were no adjustments to the Statement of Assets and Liabilities.
Advisory fees $ 2,925,533
Administration fees 227,679
Distribution fees 39,770
Shareholder servicing fees 7,375
Transfer agent fees 812,620
Trustee fees 11,844
$ 4,024,821
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Income
Distributions
Capital Gains
Distributions
U.S. Cash Management Fund $ 143,241 $ 984,452 $ 1,007,562 $ (23) $ (4) $ 120,104 $ 1,483 $ —
Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
Undistributed
Ordinary Income
Undistributed
Long-Term
Capital Gains
(Capital Loss
Carryforward)
$ 3,587,383,347 $ 2,203,255,863 $ (59,787,723) $ 2,143,468,140 $ 22,094,756 $ (142,991,786)
October 31, 2022 October 31, 2021
Ordinary Income
Distributions
Long-Term
Capital Gain
Distributions
Return of
Capital
Ordinary Income
Distributions
Long-Term
Capital Gain
Distributions
Return of
Capital
$ 10,409,747 $ — $ — $ 22,499,343 $ — $ —
Total distributable earnings (losses)
$ —
Additional paid-in capital
—

Russell Investment Company
Tax-Managed U.S. Mid & Small Cap Fund
Portfolio Management Discussion and Analysis — October 31, 2022
(Unaudited)
210 Tax-Managed U.S. Mid & Small Cap Fund
Tax-Managed U.S. Mid & Small Cap Fund - Class A
‡
Total
Return
1 Year (22 .52)%
5 Years 4 .24%§
10 Years 8 .30%§
Tax-Managed U.S. Mid & Small Cap Fund - Class C
Total
Return
1 Year (18 .38)%
5 Years 4 .72%§
10 Years 8 .17%§
Tax-Managed U.S. Mid & Small Cap Fund - Class M
‡‡
Total
Return
1 Year (17 .47)%
5 Years 5 .88%§
10 Years 9 .32%§
Tax-Managed U.S. Mid & Small Cap Fund - Class S
Total
Return
1 Year (17 .54)%
5 Years 5 .78%§
10 Years 9 .25%§
Russell 2500
TM
Index
**
Total
Return
1 Year (17 .58)%
5 Years 7 .07%§
10 Years 10 .70%§

Russell Investment Company
Tax-Managed U.S. Mid & Small Cap Fund
Portfolio Management Discussion and Analysis, continued — October 31,
2022 (Unaudited)
Tax-Managed U.S. Mid & Small Cap Fund 211
The Tax-Managed U.S. Mid & Small Cap Fund (the “Fund”)
employs a multi-manager approach whereby Russell Investment
Management, LLC (“RIM”) manages a portion of the Fund’s
assets based upon model portfolios provided by multiple non-
discretionary money managers. The Fund’s money managers
have non-discretionary assignments pursuant to which they
provide a model portfolio to RIM representing their investment recommendations, based upon which RIM purchases and sells
securities for the Fund. RIM also manages the portion of the
Fund’s assets that RIM determines not to manage based upon
model portfolios provided by the Fund’s money managers. RIM
may change the allocation of the Fund’s assets at any time. An exemptive order from the Securities and Exchange Commission
permits RIM to engage or terminate a money manager at
any time, subject to approval by the Fund’s Board, without a shareholder vote. Pursuant to the terms of the exemptive order, the Fund is required to notify its shareholders within 90 days of when a money manager begins providing services. As of
October 31, 2022, the Fund had seven money managers.
What is the Fund’s investment objective?
The Fund seeks to provide long-term capital growth on an after-
tax basis.
How did the Fund perform relative to its benchmark
for the fiscal year ended October 31, 2022?
For the fiscal year ended October 31, 2022 (the “fiscal year”), the
Fund’s Class A, Class C, Class M and Class S Shares lost 17.79%,
18.38%, 17.47% and 17.54%, respectively. This is compared to the Fund’s benchmark, the Russell 2500™ Index, which lost
17.58% during the fiscal year. The Fund’s performance includes operating expenses, whereas index returns are unmanaged and
do not include expenses of any kind.
For the fiscal year, the Morningstar
®
Small Blend Category,
a group of funds that Morningstar, Inc. considers to have
investment strategies similar to those of the Fund, lost 13.79%.
This result serves as a peer comparison and is expressed net of operating expenses.
RIM may assign a money manager a specific style or
capitalization benchmark other than the Fund’s index (a
“RIM-assigned benchmark”). However, the Fund’s primary
index remains the benchmark for the Fund and is intended to
be representative of the aggregate of each money manager’s
benchmark index.
How did market conditions affect the Fund’s
performance?
A large and protracted rise in inflation created serious challenges for the U.S. economic outlook. In response, the Federal Reserve’s monetary policy pivoted into restrictive territory. It was a largely negative return environment for the equity markets where value and low volatility-oriented equities outperformed their growth peers. Energy and utilities were the best performing sectors while communication services and health care lagged.
How did the investment strategies and techniques
employed by the Fund and its money managers affect
its benchmark relative performance?
Over the fiscal year, the Fund maintained exposure to U.S.
mid- and small-cap stocks trading at discounted valuations
as well as companies with higher growth, higher quality, and lower volatility. Within the U.S. mid- and small-cap market, the preference for lower valuation and lower volatility stocks positively impacted benchmark relative performance.
Sector allocation decisions (namely, an underweight to utilities and an overweight to communication services) had a negative
impact on performance during the fiscal year.
Stock selection by the Fund’s money managers was positive
during the fiscal year, including outperforming holdings within the health care, information technology, and energy sectors.
With respect to certain of the Fund’s money managers, Copeland
Capital Management LLC (“Copeland”) outperformed the
Fund’s benchmark. Copeland primarily invests in companies
that have increasing dividends. This investment philosophy
contributes to Copeland having more defensive characteristics such as lower market sensitivity and lower volatility when
compared to the broader market. These exposures were rewarded during the fiscal year. Stock selection within the industrials and health care sectors was a meaningful driver of Copeland’s benchmark-relative outperformance. A large underweight to the underperforming health care sector was also beneficial.
Polen Capital Management, LLC underperformed it’s RIM-
assigned benchmark. Stock selection within the consumer
discretionary, financials, and information technology sectors was the primary driver of underperformance. Sector allocation decisions were not beneficial, including an overweight to the consumer discretionary sector and an underweight to the energy sector.
RIM manages assets not allocated to money manager strategies and the Fund’s cash balances.
During the fiscal year, RIM utilized a positioning strategy
which seeks to improve the Fund’s after-tax returns and
control Fund-level exposures and risks through the purchase
of a stock portfolio. RIM managed the tax lots of the Fund,
harvested losses and deferred capital gains with respect to
certain securities to seek to improve the after-tax returns of the
Fund. This activity performed as intended by reducing capital gain distributions during the fiscal year. Additionally, using

Russell Investment Company
Tax-Managed U.S. Mid & Small Cap Fund
Portfolio Management Discussion and Analysis, continued — October 31,
2022 (Unaudited)
212 Tax-Managed U.S. Mid & Small Cap Fund
the output from quantitative and/or rules-based processes and qualitative analysis, the strategy seeks to position the portfolio to meet RIM’s overall preferred positioning with respect to
Fund exposures along factor and industry dimensions.
The Fund’s active positioning strategy provided exposure to
RIM’s strategic equity beliefs associated with value and quality factors. During the fiscal year, the strategy outperformed the
Fund’s benchmark, particularly as the value factor outperformed in the U.S. mid- and small-cap equity market. From a sector
perspective, being overweight health care and underweight
utilities moderately detracted from Fund performance.
During the fiscal year, RIM partially equitized the Fund’s cash using index futures contracts to provide the Fund with greater market exposure and this strategy performed as intended.
Describe any changes to the Fund’s structure or the
money manager line-up.
During the fiscal year, the Fund terminated Easterly Investment
Partners, LLC as a money manager for the Fund and hired
biotechnology specialist BAMCO, Inc. and value manager
DePrince, Race & Zollo, Inc. Allocations to other manager
strategies were adjusted as a result.
The views expressed in this report reflect those of
the portfolio managers only through the end of the
fiscal year covered by the report. These views do not
necessarily represent the views of RIM, or any other
person in RIM or any other affiliated organization.
These views are subject to change at any time based
upon market conditions or other events, and RIM
disclaims any responsibility to update the views
contained herein. These views should not be relied
on as investment advice and, because investment
decisions for a Russell Investment Company (“RIC”)
Fund are based on numerous factors, should not be
relied on as an indication of investment decisions of
any RIC Fund.
Money Managers as of October 31,
2022 Styles
Ancora Advisors, LLC Market Oriented
BAMCO, Inc Growth
Cardinal Capital Management L.L.C. Value
Copeland Capital Management, LLC Market Oriented
DePrince, Race & Zollo, Inc. Value
Polen Capital Management, LLC Growth
Summit Creek Advisors, LLC Growth
* Assumes initial investment on November 1, 2012.
** Russell 2500
TM
Index is composed of the bottom 500 stocks in the Russell 1000
®
Index and all the stocks in the Russell 2000
®
Index. The Russell 2500
TM
Index return reflect adjustments for income dividends and capital gains distributions reinvested as of the ex-dividend dates.
‡ The performance shown has been adjusted to reflect the deduction of the maximum Class A sales charge of 5.75%.
‡‡ The Fund’s performance inception date for Class M Shares was March 16, 2017. The returns shown for Class M Shares prior to that date are the returns of the Fund’s Class S Shares. Class M Shares will have substantially similar annual returns as the Class S Shares because the Shares of each Class are invested in the same portfolio of securities. Annual returns for each Class will differ only to the extent that the Class M Shares do not have the same expenses as the
Class S Shares.
§ Annualized.
Performance is historical and assumes reinvestment of all dividends and capital gains.  Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than when purchased.  Past performance is not indicative of future results.  The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Additionally, the returns presented herein may differ from the performance reported in the Financial Highlights as the returns herein are calculated in a manner consistent with standardized performance in accordance with
Securities and Exchange Commission rules, while the performance in the Financial Highlights has been calculated in accordance with U.S. Generally Accepted
Accounting Pr inciple s (“U.S. GAAP”).

Russell Investment Company
Tax-Managed U.S. Mid & Small Cap Fund
Shareholder Expense Example — October 31, 2022 (Unaudited)
Tax-Managed U.S. Mid & Small Cap Fund 213
Fund Expenses
The following disclosure provides important information
regarding the Fund’s Shareholder Expense Example
(“Example”).
Example
As a shareholder of the Fund, you incur two types of costs:
(1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs,
including advisory and administrative fess; distribution (12b-1)
and/or service fees and other Fund expenses. The Example is
intended to help you understand your ongoing costs (in dollars)
of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from May 1, 2022 to October 31, 2022 .
Actual Expenses
The information in the table under the heading “Actual
Performance” provides information about actual account
values and actual expenses. You may use the information in
this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During
Period” to estimate the expenses you paid on your account
during this period.
Hypothetical Example for Comparison Purposes
The information in the table under the heading “Hypothetical
Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses
based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the
Fund’s actual return. The hypothetical account values and
expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the
Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant
to highlight your ongoing costs only and do not reflect any
transactional costs. Therefore, the information under the heading
“Hypothetical Performance (5% return before expenses)” is
useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
Class A
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2022 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2022 $ 969.10 $ 1,017.74
Expenses Paid During Period* $ 7.35 $ 7.53
* Expenses are equal to the Fund's annualized expense ratio of 1.48%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-
half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class C
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2022 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2022 $ 965.80 $ 1,014.12
Expenses Paid During Period* $ 10.90 $ 11.17
* Expenses are equal to the Fund's annualized expense ratio of 2.20%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-
half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class M
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2022 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2022 $ 971.00 $ 1,019.66
Expenses Paid During Period* $ 5.46 $ 5.60
* Expenses are equal to the Fund's annualized expense ratio of 1.10%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-
half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

Russell Investment Company
Tax-Managed U.S. Mid & Small Cap Fund
Shareholder Expense Example, continued — October 31, 2022 (Unaudited)
214 Tax-Managed U.S. Mid & Small Cap Fund
Class S
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2022 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2022 $ 970.60 $ 1,019.16
Expenses Paid During Period* $ 5.96 $ 6.11
* Expenses are equal to the Fund's annualized expense ratio of 1.20%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-
half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

Russell Investment Company
Tax-Managed U.S. Mid & Small Cap Fund
Schedule of Investments — October 31, 2022
See accompanying notes which are an integral part of the financial statements.
Tax-Managed U.S. Mid & Small Cap Fund 215
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Common Stocks - 97.3%
Consumer Discretionary - 15.0%
1-800-Flowers.com, Inc. Class A(Æ) 14,360 105
Abercrombie & Fitch Co. Class A(Æ) 21,379 376
Advance Auto Parts, Inc. 2,190 416
AMC Networks, Inc. Class A(Æ) 18,809 423
American Eagle Outfitters, Inc.(Ñ) 42,341 481
American Outdoor Brands, Inc.(Æ) 5,336 48
APi Group Corp.(Æ) 146,775 2,420
Aramark Services, Inc. 5,768 210
Atkore, Inc.(Æ) 11,750 1,120
Avis Budget Group, Inc.(Æ) 2,329 551
B. Riley Financial, Inc. 4,893 199
Bally's Corp.(Æ)(Ñ) 16,594 374
Bassett Furniture Industries, Inc. 22,456 408
Bath & Body Works, Inc.(Æ) 68,456 2,285
Beazer Homes USA, Inc.(Æ) 39,527 447
Bed Bath & Beyond, Inc.(Æ)(Ñ) 27,391 125
Big Lots, Inc. 6,358 120
BJ's Restaurants, Inc.(Æ) 11,885 390
BJ's Wholesale Club Holdings, Inc.(Æ) 10,141 785
Bloomin' Brands, Inc. 149,667 3,593
Bluegreen Vacations Holding Corp. 18,363 318
Boot Barn Holdings, Inc.(Æ) 26,584 1,510
BorgWarner, Inc. 63,783 2,394
Boyd Gaming Corp. 15,720 908
Brinker International, Inc.(Æ) 19,584 654
Brunswick Corp. 65,173 4,606
Burlington Stores, Inc.(Æ) 9,179 1,312
Cable One, Inc. 1,344 1,155
Caleres, Inc. 34,500 943
Callaway Golf Co.(Æ) 14,281 267
Capri Holdings, Ltd.(Æ) 22,242 1,016
Carter's, Inc. 8,753 594
Cavco Industries, Inc.(Æ) 5,602 1,270
Central Garden & Pet Co. Class A(Æ) 6,949 272
Century Casinos, Inc.(Æ) 39,565 314
Century Communities, Inc. 18,164 808
Cheesecake Factory, Inc. (The) 50,186 1,797
Chegg, Inc.(Æ) 53,857 1,162
Chico's FAS, Inc.(Æ) 54,762 322
Churchill Downs, Inc. 15,349 3,191
Chuy's Holdings, Inc.(Æ) 43,568 1,276
Cinemark Holdings, Inc.(Æ) 78,781 836
Citi Trends, Inc.(Æ) 14,554 329
Conn's, Inc.(Æ) 29,533 242
Container Store Group, Inc. (The)(Æ) 58,500 318
Cracker Barrel Old Country Store, Inc. 9,876 1,128
Curtiss-Wright Corp. 1,812 304
Dana Holding Corp. 131,824 2,104
Darden Restaurants, Inc. 13,243 1,896
Dave & Buster's Entertainment, Inc.(Æ) 41,240 1,643
Deckers Outdoor Corp.(Æ) 9,224 3,228
Delta Apparel, Inc.(Æ) 10,694 162
Designer Brands, Inc. Class A 48,246 735
Dick's Sporting Goods, Inc. 29,191 3,321
Dine Brands Global, Inc. 18,914 1,363
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Domino's Pizza, Inc. 7,114 2,364
Dorman Products, Inc.(Æ) 26,016 2,123
Driven Brands, Inc.(Æ) 104,409 3,339
Ethan Allen Interiors, Inc. 16,761 429
FactSet Research Systems, Inc. 4,286 1,824
Farfetch, Ltd. Class A(Æ)(Ñ) 179,705 1,524
Five Below, Inc.(Æ) 43,434 6,357
Floor & Decor Holdings, Inc. Class A(Æ) 19,326 1,418
Fortune Brands Home & Security, Inc. 28,364 1,711
Genesco, Inc.(Æ) 8,688 409
Gentherm, Inc.(Æ) 38,134 2,228
G-III Apparel Group, Ltd.(Æ) 39,239 765
GMS, Inc.(Æ) 8,715 411
Goodyear Tire & Rubber Co. (The)(Æ) 28,467 361
Grand Canyon Education, Inc.(Æ) 15,870 1,597
Gray Television, Inc. 19,718 279
Group 1 Automotive, Inc. 2,622 454
H&R Block, Inc. 5,376 221
Harley-Davidson, Inc. 19,170 824
Hasbro, Inc. 36,834 2,403
Hillenbrand, Inc. 17,769 785
Hilton Grand Vacations, Inc.(Æ) 14,163 556
Hooker Furniture Corp. 9,225 139
IAC/InterActiveCorp.(Æ) 17,193 837
Instructure Holdings, Inc.(Æ)(Ñ) 54,980 1,299
Inter Parfums, Inc. 5,998 485
International Game Technology PLC 47,959 962
Interpublic Group of Cos., Inc. (The) 14,186 423
Jack in the Box, Inc. 2,833 250
John Wiley & Sons, Inc. Class A 49,541 2,090
Kohl's Corp. 73,160 2,191
Kontoor Brands, Inc. 53,770 1,920
Kura Sushi USA, Inc. Class A(Æ) 15,144 1,197
Laureate Education, Inc. Class A 15,582 197
Lear Corp. 26,796 3,717
Lee Enterprises, Inc.(Æ) 16,164 307
Leggett & Platt, Inc. 4,525 153
Levi Strauss & Co. Class A 21,545 322
LGI Homes, Inc.(Æ) 2,560 236
Liberty Braves Group Class C(Æ) 35,108 1,094
Liberty Latin America, Ltd. Class C(Æ) 79,558 620
Liberty Media Corp.-Liberty Braves Class
A(Æ) 6,510 208
Liberty SiriusXM Group Class C(Æ) 60,478 2,552
Light & Wonder, Inc. Class A(Æ) 29,198 1,639
Lithia Motors, Inc. Class A 19,481 3,860
LKQ Corp. 42,380 2,358
M/I Homes, Inc.(Æ) 5,931 246
Madison Square Garden Entertainment
Corp.(Æ) 8,604 422
Malibu Boats, Inc. Class A(Æ) 9,850 521
MarineMax, Inc.(Æ) 10,543 341
Marriott Vacations Worldwide Corp. 7,760 1,147
MDC Holdings, Inc. 8,817 269
Meritage Homes Corp.(Æ) 5,627 428
Mister Car Wash, Inc.(Æ) 48,143 425
Mohawk Industries, Inc.(Æ) 6,071 575

Russell Investment Company
Tax-Managed U.S. Mid & Small Cap Fund
Schedule of Investments, continued — October 31, 2022
See accompanying notes which are an integral part of the financial statements.
216 Tax-Managed U.S. Mid & Small Cap Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Monro Muffler Brake, Inc. 78,991 3,772
Nautilus, Inc.(Æ) 2,418 4
Newell Rubbermaid, Inc. 210,645 2,909
News Corp. Class A 14,212 240
Nexstar Media Group, Inc. Class A 56,476 9,674
Norton LifeLock, Inc.(Æ) 25,635 578
nVent Electric PLC 34,460 1,258
NVR, Inc.(Æ) 153 648
ODP Corp. (The)(Æ) 8,873 351
Olaplex Holdings, Inc.(Æ) 209,958 924
Ollie's Bargain Outlet Holdings, Inc.(Æ) 45,490 2,547
OneSpaWorld Holdings, Ltd.(Æ) 33,234 301
OptimizeRx Corp.(Æ) 13,318 205
Patrick Industries, Inc. 7,858 359
Penn National Gaming, Inc.(Æ) 13,153 435
Pool Corp. 12,749 3,879
PulteGroup, Inc. 22,204 888
PVH Corp. 26,694 1,370
QuinStreet, Inc.(Æ) 58,446 667
Ralph Lauren Corp. Class A 10,217 947
RCI Hospitality Holdings, Inc. 22,182 1,873
Red Robin Gourmet Burgers, Inc.(Æ) 33,438 275
Revolve Group, Inc.(Æ)(Ñ) 145,193 3,485
Rocky Brands, Inc. 1,919 38
Scholastic Corp. 55,465 2,115
Sensata Technologies Holding PLC 7,563 304
Service Corp. International 12,051 730
Shoe Carnival, Inc. 13,128 315
Signet Jewelers, Ltd. 22,099 1,442
Sinclair Broadcast Group, Inc. Class A 25,353 451
Skechers USA, Inc. Class A(Æ) 27,104 933
Strategic Eduation, Inc.(Æ) 8,382 578
Taylor Morrison Home Corp. Class A(Æ) 20,519 540
TechTarget, Inc.(Æ) 25,449 1,643
TEGNA, Inc. 6,655 139
Tempur Sealy International, Inc. 7,701 207
Texas Roadhouse, Inc. Class A 9,894 979
Tile Shop Holdings, Inc. 84,855 334
Toll Brothers, Inc. 10,396 448
Tractor Supply Co. 212 47
Transcat, Inc.(Æ) 5,568 461
Travelzoo, Inc.(Æ) 28,260 147
Tri Pointe Homes, Inc.(Æ) 33,493 561
Tupperware Brands Corp.(Æ) 35,839 277
Urban Outfitters, Inc.(Æ) 43,349 1,034
Vera Bradley, Inc.(Æ) 90,947 296
Victoria's Secret & Co.(Æ) 96,328 3,622
Warby Parker, Inc. Class A(Æ)(Ñ) 156,147 2,506
Weyco Group, Inc. 19,152 495
Willis Lease Finance Corp.(Æ) 10,710 408
Wingstop, Inc. 45,655 7,231
Wolverine World Wide, Inc. 140,199 2,402
Wyndham Hotels & Resorts, Inc. 11,079 841
YETI Holdings, Inc.(Æ) 88,906 2,852
196,351
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Consumer Staples - 2.4%
B&G Foods, Inc. Class A(Ñ) 22,022 361
BellRing Brands, Inc.(Æ) 21,651 524
Casey's General Stores, Inc. 17,980 4,184
Celsius Holdings, Inc.(Æ) 15,166 1,381
Church & Dwight Co., Inc. 5,862 434
Energizer Holdings, Inc.(Æ) 82,313 3,226
Fresh Market, Inc. (The)(Æ)(Š) 6,300 —
Hain Celestial Group, Inc. (The)(Æ) 8,981 168
Healthcare Services Group, Inc. 175,927 2,456
Helen of Troy, Ltd.(Æ) 14,184 1,342
Ingredion, Inc. 16,720 1,490
J&J Snack Foods Corp. 24,178 3,569
Lancaster Colony Corp. 5,277 951
Medifast, Inc. 8,067 944
MGP Ingredients, Inc. 5,280 592
Natural Grocers by Vitamin Cottage, Inc. 37,215 428
Nomad Foods, Ltd.(Æ) 78,741 1,213
Nu Skin Enterprises, Inc. Class A 20,503 783
Performance Food Group Co.(Æ) 5,696 296
PetMed Express, Inc.(Ñ) 4,814 103
Pilgrim's Pride Corp.(Æ) 57,405 1,323
Post Holdings, Inc.(Æ) 5,407 489
Primo Water Corp. 63,660 929
SpartanNash Co. 12,657 452
Spectrum Brands Holdings, Inc. 38,483 1,776
Sprouts Farmers Market, Inc.(Æ) 16,574 489
United Natural Foods, Inc.(Æ) 10,455 443
US Foods Holding Corp.(Æ) 30,267 901
Weis Markets, Inc. 6,526 611
31,858
Energy - 4.9%
Antero Resources Corp.(Æ) 113,667 4,167
Array Technologies, Inc.(Æ) 18,693 338
Berry Petroleum Corp. 66,534 590
Cabot Oil & Gas Corp. 128,828 4,010
Centrus Energy Corp.(Æ) 7,214 341
ChampionX Corp. 252,230 7,219
Civitas Resources, Inc. 27,056 1,891
CONSOL Energy, Inc. 12,619 795
Delek US Holdings, Inc. 30,789 913
Diamondback Energy, Inc. 20,626 3,241
EQT Corp. 17,282 723
First Solar, Inc.(Æ) 20,384 2,967
Green Brick Partners, Inc.(Æ) 15,710 363
Helix Energy Solutions Group, Inc.(Æ) 93,645 656
HF Sinclair Corp. 28,296 1,731
Hostess Brands, Inc. Class A(Æ) 120,309 3,186
Liberty Energy, Inc. Class A(Æ) 80,925 1,368
Magnolia Oil & Gas Corp.(Æ) 117,244 3,011
Marathon Oil Corp. 98,651 3,004
Matador Resources Co. 38,825 2,580
Nabors Industries, Inc.(Æ) 7,871 1,370
National Energy Services Reunited Corp.
(Æ) 53,289 403
NOV, Inc.(Æ) 247,982 5,555

Russell Investment Company
Tax-Managed U.S. Mid & Small Cap Fund
Schedule of Investments, continued — October 31, 2022
See accompanying notes which are an integral part of the financial statements.
Tax-Managed U.S. Mid & Small Cap Fund 217
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Oil States International, Inc.(Æ) 131,628 852
Patterson-UTI Energy, Inc. 101,189 1,786
PBF Energy, Inc. Class A 7,642 338
Pioneer Natural Resources Co. 10,477 2,686
ProPetro Holding Corp.(Æ) 64,137 759
Smart Sand, Inc.(Æ)(Ñ) 135,660 336
Solaris Oilfield Infrastructure, Inc. Class A 258,187 3,517
Southwestern Energy Co.(Æ) 190,263 1,319
Sunrun, Inc.(Æ) 66,174 1,490
US Silica Holdings, Inc.(Æ) 104,840 1,509
65,014
Financial Services - 19.3%
Affiliated Managers Group, Inc. 11,012 1,367
Air Lease Corp. Class A 36,453 1,286
Alexandria Real Estate Equities, Inc.(ö) 1,863 271
Alliance Data Systems Corp. 11,717 423
Ally Financial, Inc. 69,982 1,929
Alpine Income Property Trust, Inc.(ö) 132,216 2,439
Amalgamated Financial Corp. 1,523 35
Ambac Financial Group, Inc.(Æ) 104,566 1,469
American Equity Investment Life Holding
Co. 80,474 3,467
American Realty Investors, Inc.(Æ) 1 —
Ameris Bancorp 8,680 447
Anywhere Real Estate, Inc.(Æ) 23,624 176
Apartment Investment and Management
Co.(Æ) 170,329 1,352
Apple Hospitality REIT, Inc.(ö) 26,356 451
Ashford Hospitality Trust, Inc.(Æ) 191,259 1,553
Associated Banc-Corp. 22,183 540
Assurant, Inc. 5,539 753
Assured Guaranty, Ltd. 7,127 422
Atlantic Union Bankshares Corp.(Æ) 10,369 358
Axis Capital Holdings, Ltd. 5,244 287
Axos Financial, Inc.(Æ) 11,130 434
Banc of California, Inc. 19,127 319
Bancorp, Inc. (The)(Æ) 29,842 823
Bank of NT Butterfield & Son, Ltd. (The) 26,529 916
Bank OZK 39,979 1,718
Bank7 Corp. 9,950 249
BankUnited, Inc. 59,341 2,133
Banner Corp. 10,529 787
BBX Capital, Inc.(Æ) 5,993 44
BGC Partners, Inc. Class A 524,678 2,078
Braemar Hotels & Resorts, Inc.(ö) 112,697 556
Bridgewater Bancshares, Inc.(Æ) 45,425 869
Brighthouse Financial, Inc.(Æ) 17,423 994
Business First Bancshares, Inc. 14,890 369
Byline Bancorp, Inc. 15,021 347
Cadence Bank 83,067 2,297
Cannae Holdings, Inc.(Æ) 93,291 2,161
Capstar Financial Holdings, Inc. 24,280 429
Carter Bankshares, Inc.(Æ) 53,078 950
CBL & Associates HoldCo II LLC(Ñ)(ö) 71,260 2,047
Central Valley Community Bancorp 9,015 168
Chatham Lodging Trust(Æ)(ö) 91,293 1,184
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Civista Bancshares, Inc. 70,487 1,671
CNO Financial Group, Inc. 65,539 1,446
Coastal Financial Corp.(Æ) 1,026 48
Cohen & Steers, Inc. 13,642 821
Columbia Banking System, Inc. 157,681 5,278
Columbia Financial, Inc.(Æ) 109,848 2,256
Community Bank System, Inc. 28,319 1,768
Community Healthcare Trust, Inc.(ö) 9,523 329
ConnectOne Bancorp, Inc. 15,388 385
Consumer Portfolio Services, Inc.(Æ)(Ñ) 103,429 664
Cousins Properties, Inc.(ö) 18,829 447
Cowen Group, Inc. Class A 29,046 1,122
CTO Realty Growth, Inc.(ö) 67,548 1,358
Curo Group Holdings Corp. 22,952 119
Customers Bancorp, Inc.(Æ) 76,169 2,566
CVB Financial Corp. 10,947 314
DiamondRock Hospitality Co.(ö) 53,464 499
Discover Financial Services 20,475 2,139
Eagle Bancorp, Inc. 9,283 420
Easterly Government Properties, Inc.(ö) 37,689 655
Ellington Financial, Inc.(ö) 6,658 89
Enova International, Inc.(Æ) 30,176 1,131
Enterprise Financial Services Corp. 11,883 635
EPR Properties(ö) 9,375 362
Equity Bancshares, Inc. Class A 24,876 889
Equity LifeStyle Properties, Inc. Class A(ö) 2,923 187
Erie Indemnity Co. Class A 4,852 1,247
Everest Re Group, Ltd. 318 103
eXp World Holdings, Inc. 78,697 1,040
Farmland Partners, Inc.(ö) 19,238 270
FB Financial Corp. 10,199 428
Federal Agricultural Mortgage Corp. Class
C 14,345 1,653
Federated Hermes, Inc. Class B 7,801 271
First BanCorp 106,817 1,687
First Bancshares, Inc. 10,613 347
First Bank 42,747 672
First Citizens BancShares, Inc. Class A 372 306
First Commonwealth Financial Corp. 59,331 851
First Foundation, Inc. 11,197 179
First Hawaiian, Inc. 6,723 172
First Horizon National Corp. 63,691 1,561
First Industrial Realty Trust, Inc.(ö) 54,380 2,590
First Merchants Corp. 107,160 4,811
First Mid Bancshares, Inc. 10,471 375
First Northwest Bancorp 6,736 102
First Savings Financial Group, Inc. 13,224 300
First United Corp. 15,255 289
FirstCash Holdings, Inc. 9,286 914
Flushing Financial Corp. 24,978 492
FNB Corp. 90,478 1,307
Four Corners Property Trust, Inc.(ö) 7,233 185
FS Bancorp, Inc. 15,930 462
FVC Bankcorp, Inc.(Æ) 77,388 1,573
Gaming and Leisure Properties, Inc.(ö) 131,722 6,602
Genworth Financial, Inc. Class A(Æ) 108,399 506
Glacier Bancorp, Inc. 42,055 2,409

Russell Investment Company
Tax-Managed U.S. Mid & Small Cap Fund
Schedule of Investments, continued — October 31, 2022
See accompanying notes which are an integral part of the financial statements.
218 Tax-Managed U.S. Mid & Small Cap Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Globe Life, Inc.(Æ) 2,949 341
Goosehead Insurance, Inc. Class A(Æ) 85,358 3,543
Granite Point Mortgage Trust, Inc.(ö) 34,701 273
Grid Dynamics Holdings, Inc.(Æ) 76,575 1,042
Hamilton Lane, Inc. Class A 43,147 2,581
Hancock Holding Co. 7,862 439
Hannon Armstrong Sustainable
Infrastructure Capital, Inc.(ö) 60,062 1,632
Hanover Insurance Group, Inc. (The) 23,918 3,504
HarborOne Bancorp, Inc. 18,935 288
HBT Financial, Inc. 12,483 255
Hersha Hospitality Trust Class A(ö) 258,303 2,363
Hilltop Holdings, Inc. 13,181 382
Home Bancorp, Inc. 10,098 432
Home BancShares, Inc. 40,342 1,028
HomeStreet, Inc. 12,145 315
Hope Bancorp, Inc. 29,558 401
Host Hotels & Resorts, Inc.(ö) 55,494 1,048
Houlihan Lokey, Inc. Class A 63,670 5,687
Howard Hughes Corp. (The)(Æ) 40,392 2,478
Huntington Bancshares, Inc. 71,188 1,081
Independence Realty Trust, Inc.(ö) 61,288 1,027
Independent Bank Corp. 17,980 529
Independent Bank Group, Inc. 20,643 1,302
Invesco, Ltd. 32,753 502
Invitation Homes, Inc.(ö) 9,266 294
iStar, Inc.(ö) 15,472 162
Jackson Financial, Inc. Class A 96,981 3,720
Janus Henderson Group PLC 24,330 554
Jefferies Financial Group, Inc.(Æ) 4,646 160
Jones Lang LaSalle, Inc.(Æ) 11,794 1,876
Kearny Financial Corp. 57,154 580
Kennedy-Wilson Holdings, Inc. 5,795 96
KeyCorp 15,209 272
Kimco Realty Corp.(ö) 4,738 101
Ladder Capital Corp. Class A(ö) 28,300 302
Lamar Advertising Co. Class A(ö) 5,068 467
Lazard, Ltd. Class A(Ñ) 23,853 899
Lemonade, Inc.(Æ) 25,886 626
Life Storage, Inc.(Æ)(ö) 7,495 829
Lincoln National Corp. 34,473 1,857
Live Oak Bancshares, Inc. 8,927 290
LPL Financial Holdings, Inc. 3,058 782
Macerich Co. (The)(ö) 37,432 417
MainStreet Bancshares, Inc. 23,568 655
MBIA, Inc.(Æ) 99,498 1,071
Medical Properties Trust, Inc.(ö) 197,439 2,261
Merchants Bancorp 3,705 89
Meridian Corp. 17,341 534
Meta Financial Group, Inc. 18,377 772
Metropolitan Bank Holding Corp.(Æ) 1,728 114
MGIC Investment Corp. 87,321 1,192
Mid-America Apartment Communities, Inc.
(ö) 12,595 1,983
MoneyGram International, Inc.(Æ) 36,481 386
Mr. Cooper Group, Inc.(Æ) 20,365 804
MVB Financial Corp. 8,622 213
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
National Health Investors, Inc.(ö) 6,615 375
National Retail Properties, Inc.(ö) 51,507 2,165
New York Mortgage Trust, Inc.(Ñ)(ö) 129,643 349
Newmark Group, Inc. Class A 205,044 1,679
NexPoint Residential Trust, Inc.(ö) 10,708 488
NMI Holdings, Inc. Class A(Æ) 57,349 1,258
Northrim BanCorp, Inc. 8,506 414
OFG Bancorp 134,940 3,762
Old National Bancorp 141,582 2,769
Old Second Bancorp, Inc. 88,864 1,422
Oppenheimer Holdings, Inc. Class A 8,162 281
Origin Bancorp, Inc. 14,077 582
Pacific Premier Bancorp, Inc. 51,668 1,881
PacWest Bancorp 103,121 2,564
Park Hotels & Resorts, Inc.(ö) 17,602 230
Parke Bancorp, Inc. 14,136 305
Peapack-Gladstone Financial Corp. 18,179 719
Pebblebrook Hotel Trust(ö) 21,804 350
PennyMac Financial Services, Inc. 4,710 251
PennyMac Mortgage Investment Trust(ö) 3,241 45
Perella Weinberg Partners 134,974 1,064
Popular, Inc. 31,311 2,214
Postal Realty Trust, Inc. Class A(ö) 44,390 696
Potlatch Corp.(ö) 48,557 2,160
Preferred Bank 5,110 393
Primerica, Inc. 8,016 1,160
Progyny, Inc.(Æ) 117,086 5,207
Prologis, LP(ö) 6,714 744
Provident Financial Services, Inc. 16,449 369
Radian Group, Inc. 51,019 1,065
Raymond James Financial, Inc. 29,860 3,528
Reinsurance Group of America, Inc. Class A 19,449 2,862
RLJ Lodging Trust(ö) 30,482 371
RMR Group, Inc. (The) Class A 2,668 73
Ryman Hospitality Properties, Inc.(ö) 29,120 2,589
Sandy Spring Bancorp, Inc. 5,719 203
Security National Financial Corp. Class
A(Æ) 13,390 84
Selective Insurance Group, Inc. 41,173 4,038
Seritage Growth Properties(Æ)(Ñ)(ö) 64,943 697
Signature Bank 8,251 1,308
Simmons First National Corp. Class A 39,362 940
SLM Corp. 75,562 1,254
SmartFinancial, Inc. 15,375 450
South Plains Financial, Inc. 7,492 234
Southern First Bancshares, Inc.(Æ) 13,265 593
Southern Missouri Bancorp, Inc. 17,233 883
SouthState Corp. 14,455 1,307
St. Joe Co. (The) 28,774 1,022
STAG Industrial, Inc.(ö) 121,968 3,853
Starwood Property Trust, Inc.(ö) 117,161 2,421
Stifel Financial Corp. 6,723 416
Summit Financial Group, Inc. 24,989 726
Summit Hotel Properties, Inc.(ö) 39,704 343
Sun Communities, Inc.(ö) 13,480 1,818
SVB Financial Group(Æ) 9,883 2,283
Synovus Financial Corp. 33,737 1,344

Russell Investment Company
Tax-Managed U.S. Mid & Small Cap Fund
Schedule of Investments, continued — October 31, 2022
See accompanying notes which are an integral part of the financial statements.
Tax-Managed U.S. Mid & Small Cap Fund 219
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Terreno Realty Corp.(ö) 14,831 847
Texas Capital Bancshares, Inc.(Æ) 28,980 1,739
Timberland Bancorp, Inc. 9,941 294
Tradeweb Markets, Inc. Class A 22,966 1,265
Triumph Bancorp, Inc.(Æ) 6,648 342
UMB Financial Corp. 6,975 580
Umpqua Holdings Corp. 46,838 931
United Community Banks, Inc. 20,570 792
Unity Bancorp, Inc. 13,427 385
Unum Group 41,015 1,870
Valley National Bancorp 56,945 676
Veritex Holdings, Inc. 21,695 685
Virtus Investment Partners, Inc. 1,898 325
Voya Financial, Inc. 70,855 4,844
Walker & Dunlop, Inc. 6,326 569
Webster Financial Corp. 50,085 2,718
Western Alliance Bancorp 14,653 984
Westwood Holdings Group, Inc. 16,231 164
World Acceptance Corp.(Æ)(Ñ) 5,306 431
WR Berkley Corp. 8,619 641
WSFS Financial Corp. 8,031 374
253,087
Health Care - 12.0%
Acadia Healthcare Co., Inc.(Æ) 5,395 439
Addus HomeCare Corp.(Æ) 22,002 2,253
Adicet Bio, Inc.(Æ) 60,128 991
Aduro Biotech Holdings, Inc.(Æ)(Š) 15,391 —
Aerie Pharmaceuticals, Inc.(Æ) 20,932 319
agilon health, Inc.(Æ) 22,298 443
Align Technology, Inc.(Æ) 9,207 1,789
Alkermes PLC(Æ) 7,503 170
Alnylam Pharmaceuticals, Inc.(Æ) 2,931 607
ALX Oncology Holdings, Inc.(Æ) 40,813 495
AMN Healthcare Services, Inc.(Æ) 61,156 7,675
Anavex Life Sciences Corp.(Æ)(Ñ) 41,007 499
Apellis Pharmaceuticals, Inc.(Æ) 26,282 1,590
Argenx SE - ADR(Æ) 9,265 3,594
Arrowhead Pharmaceuticals, Inc.(Æ) 49,151 1,711
Arvinas, Inc.(Æ) 13,301 661
Ascendis Pharma A/S - ADR(Æ)(Ñ) 16,753 1,927
Avid Bioservices, Inc.(Æ) 21,940 372
Beam Therapeutics, Inc.(Æ) 19,406 855
Biohaven, Ltd.(Æ)(Ñ) 8,726 145
Bio-Rad Laboratories, Inc. Class A(Æ) 2,258 794
Blueprint Medicines Corp.(Æ) 13,960 724
BridgeBio Pharma, Inc.(Æ) 73,874 770
Brookdale Senior Living, Inc. Class A(Æ) 63,226 283
Cassava Sciences, Inc.(Æ)(Ñ) 7,295 266
Catalyst Pharmaceuticals, Inc.(Æ) 270,130 3,747
Centene Corp.(Æ) 29,692 2,528
Certara, Inc.(Æ) 26,295 322
Charles River Laboratories International,
Inc.(Æ) 9,822 2,085
Chemed Corp. 4,876 2,276
Chinook Therapeutics, Inc.(Æ) 15,391 335
Consensus Cloud Solutions, Inc.(Æ) 71,889 4,036
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Cooper Cos., Inc. (The) 2,058 563
CorVel Corp.(Æ) 11,987 1,968
Cross Country Healthcare, Inc.(Æ) 13,655 506
Curis, Inc.(Æ)(Ñ) 351,466 281
Cytokinetics, Inc.(Æ) 58,733 2,564
Denali Therapeutics, Inc.(Æ) 17,022 488
Dentsply Sirona, Inc. 10,428 321
DexCom, Inc.(Æ) 9,320 1,126
Doximity, Inc. Class A(Æ)(Ñ) 69,865 1,849
Dynavax Technologies Corp.(Æ) 22,760 261
Encompass Health Corp.(Æ) 95,089 5,177
Enhabit, Inc.(Æ) 67,220 835
Ensign Group, Inc. (The) 29,828 2,678
Envista Holdings Corp.(Æ) 34,355 1,134
Evolus, Inc.(Æ) 65,186 558
Exact Sciences Corp.(Æ) 8,202 285
EyePoint Pharmaceuticals, Inc.(Æ)(Ñ) 26,206 141
F-Star Therapeutics, Inc.(Æ)(Ñ) 123,608 688
Globus Medical, Inc. Class A(Æ) 6,568 440
Haemonetics Corp.(Æ) 20,950 1,780
Halozyme Therapeutics, Inc.(Æ) 52,851 2,527
Henry Schein, Inc.(Æ) 9,894 677
Horizon Therapeutics PLC(Æ) 24,512 1,528
Icon PLC(Æ) 18,708 3,701
Inhibrx, Inc.(Æ) 97,771 3,146
Innoviva, Inc.(Æ) 27,555 374
Integra LifeSciences Holdings Corp.(Æ) 36,169 1,817
Intellia Therapeutics, Inc.(Æ) 22,407 1,183
Ionis Pharmaceuticals, Inc.(Æ) 7,245 320
iRhythm Technologies, Inc.(Æ) 3,742 477
Jazz Pharmaceuticals PLC(Æ) 9,553 1,374
Keros Therapeutics, Inc.(Æ) 6,635 334
Kezar Life Sciences, Inc.(Æ) 33,590 252
Kura Oncology, Inc.(Æ) 29,204 453
Lantheus Holdings, Inc.(Æ) 14,166 1,048
Legend Biotech Corp. - ADR(Æ) 7,489 373
LeMaitre Vascular, Inc. 64,776 2,811
Lexicon Pharmaceuticals, Inc.(Æ) 193,087 415
LHC Group, Inc.(Æ) 22,357 3,736
Ligand Pharmaceuticals, Inc. Class B(Æ) 9,008 790
Liquidia Corp.(Æ) 178,929 875
LivaNova PLC(Æ) 23,071 1,087
Medpace Holdings, Inc.(Æ) 7,207 1,600
MeiraGTx Holdings PLC(Æ) 35,444 258
Mirati Therapeutics, Inc.(Æ) 6,665 449
Moderna, Inc.(Æ) 1,559 234
ModivCare, Inc.(Æ) 12,768 1,242
Molina Healthcare, Inc.(Æ) 4,848 1,740
Myriad Genetics, Inc.(Æ) 41,162 854
NeoGenomics, Inc.(Æ) 18,168 138
Neurocrine Biosciences, Inc.(Æ) 8,691 1,000
Omnicell, Inc.(Æ) 23,274 1,800
Oranogenesis Holdings, Inc.(Æ) 10,901 36
Organon & Co. 65,018 1,702
Owens & Minor, Inc. 11,596 197
Pennant Group, Inc. (The)(Æ) 53,504 659
Perrigo Co. PLC 117,016 4,713

Russell Investment Company
Tax-Managed U.S. Mid & Small Cap Fund
Schedule of Investments, continued — October 31, 2022
See accompanying notes which are an integral part of the financial statements.
220 Tax-Managed U.S. Mid & Small Cap Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Pliant Therapeutics, Inc.(Æ) 130,204 3,238
Prestige Brands Holdings, Inc.(Æ) 7,856 428
Prometheus Biosciences, Inc.(Æ) 10,941 575
Protagonist Therapeutics, Inc.(Æ) 64,838 525
Provention Bio, Inc.(Æ) 67,333 467
PTC Therapeutics, Inc.(Æ) 35,411 1,339
Quest Diagnostics, Inc. 7,338 1,054
Recursion Pharmaceuticals, Inc. Class A(Æ) 61,080 644
Repligen Corp.(Æ) 14,183 2,588
ResMed, Inc. 5,478 1,225
Rocket Pharmaceuticals, Inc.(Æ) 70,821 1,322
Sarepta Therapeutics, Inc.(Æ) 13,002 1,482
Schrodinger, Inc.(Æ) 48,566 1,164
Seagen, Inc.(Æ) 4,553 579
ShockWave Medical, Inc.(Æ) 4,960 1,454
Smith & Nephew PLC - ADR 101,351 2,442
SpringWorks Therapeutics, Inc.(Æ) 35,908 862
STAAR Surgical Co.(Æ) 12,609 894
STERIS PLC 18,770 3,239
Supernus Pharmaceuticals, Inc.(Æ) 35,330 1,211
Syneos Health, Inc. Class A(Æ) 37,228 1,876
Twist Bioscience Corp.(Æ) 14,259 468
United Therapeutics Corp.(Æ) 6,527 1,505
US Physical Therapy, Inc. 19,081 1,694
Utah Medical Products, Inc. 12,090 1,083
Veeva Systems, Inc. Class A(Æ) 6,119 1,028
Ventyx Biosciences, Inc.(Æ) 20,772 672
Vericel Corp.(Æ) 53,967 1,451
Veru, Inc.(Æ) 30,095 368
Vincerx Pharma, Inc.(Æ)(Ñ) 206,224 221
Viridian Therapeutics, Inc.(Æ)(Ñ) 14,430 287
West Pharmaceutical Services, Inc. 14,698 3,382
Xencor, Inc.(Æ) 30,848 864
Xenon Pharmaceuticals, Inc.(Æ) 16,514 604
ZAGG, Inc.(Æ)(Š) 48,332 4
Zai Lab, Ltd. - ADR(Æ) 15,740 351
Zentalis Pharmaceuticals, Inc.(Æ) 18,281 459
Zymeworks, Inc.(Æ)(Ñ) 53,755 399
157,712
Materials and Processing - 10.2%
AAON, Inc. 11,226 724
Acuity Brands, Inc. 2,856 524
Advanced Drainage Systems, Inc. 17,433 2,020
AdvanSix, Inc. 27,650 1,006
Albemarle Corp. 5,736 1,605
Alcoa Corp. 35,025 1,367
American Woodmark Corp.(Æ) 6,243 283
Arconic Corp.(Æ) 33,412 694
Ashland Global Holdings, Inc. 40,024 4,199
Avient Corp.(Æ) 7,371 254
Axalta Coating Systems, Ltd.(Æ) 125,569 2,928
Balchem Corp. 20,807 2,909
Ball Corp. 27,866 1,376
Beacon Roofing Supply, Inc.(Æ) 9,638 543
Belden, Inc. 5,651 394
Berry Plastics Group, Inc. 101 5
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Builders FirstSource, Inc.(Æ) 34,934 2,154
Caesarstone, Ltd.(Ñ) 27,815 247
Century Aluminum Co.(Æ) 97,965 706
CF Industries Holdings, Inc. 5,180 550
Clearwater Paper Corp.(Æ) 22,872 1,017
Cleveland-Cliffs, Inc.(Æ) 46,373 602
Comfort Systems USA, Inc. 8,542 1,053
Commercial Metals Co. 77,975 3,548
Crown Holdings, Inc. 12,014 824
Eagle Materials, Inc. 17,343 2,121
Element Solutions, Inc.(Æ) 312,540 5,376
FMC Corp. 25,966 3,087
Fortitude Gold Corp. 63,468 355
HB Fuller Co. 3,985 278
Hexcel Corp. 8,499 473
Huntsman Corp. 21,662 580
IAA, Inc.(Æ) 75,290 2,856
Ingevity Corp.(Æ) 32,617 2,194
Innospec, Inc. 4,161 416
Intrepid Potash, Inc.(Æ) 20,193 914
ITT, Inc. 53,321 4,073
JELD-WEN Holding, Inc.(Æ) 19,655 209
Kaiser Aluminum Corp. 50,229 4,058
KAR Auction Services, Inc.(Æ) 175,186 2,546
Koppers Holdings, Inc. 14,523 363
Lennox International, Inc. 28,446 6,644
Leslie's, Inc.(Æ) 94,262 1,324
Lightwave Logic, Inc.(Æ) 56,769 481
Masco Corp. 32,923 1,523
MDU Resources Group, Inc. 127,047 3,618
Minerals Technologies, Inc. 16,922 931
Modine Manufacturing Co.(Æ) 216,222 3,875
Mosaic Co. (The) 19,048 1,024
MRC Global, Inc.(Æ) 31,956 321
NL Industries, Inc. 39,297 344
NN, Inc.(Æ) 51,714 129
Olin Corp. 23,277 1,233
Olympic Steel, Inc. 22,978 625
Orion Engineered Carbons SA 36,892 589
Osisko Gold Royalties, Ltd. 199,369 2,141
Owens Corning 10,132 867
Packaging Corp. of America 4,726 568
PGT Innovations, Inc.(Æ) 32,596 695
Quaker Chemical Corp. 6,825 1,110
RBC Bearings, Inc.(Æ) 6,534 1,657
Reliance Steel & Aluminum Co. 4,945 996
Rentokil Initial PLC - ADR 46,054 1,425
Resideo Technologies, Inc.(Æ) 50,051 1,182
Rogers Corp.(Æ) 5,869 1,381
Royal Gold, Inc. 15,751 1,496
RPM International, Inc. 6,601 624
Schweitzer-Mauduit International, Inc. 195,236 4,635
Sealed Air Corp. 10,109 481
Sensient Technologies Corp. 12,567 898
Silgan Holdings, Inc. 147,317 6,977
SiteOne Landscape Supply, Inc.(Æ) 13,147 1,523
Sonoco Products Co. 14,199 882

Russell Investment Company
Tax-Managed U.S. Mid & Small Cap Fund
Schedule of Investments, continued — October 31, 2022
See accompanying notes which are an integral part of the financial statements.
Tax-Managed U.S. Mid & Small Cap Fund 221
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
SPX Technologies, Inc.(Æ) 51,202 3,371
Steel Dynamics, Inc. 20,453 1,924
Sylvamo Corp. 58,876 2,836
Timken Co. (The) 7,696 549
TimkenSteel Corp.(Æ) 22,790 398
Trex Co., Inc.(Æ) 18,951 911
Trinseo PLC 18,283 344
UFP Industries, Inc.(Æ) 24,770 1,764
United States Steel Corp. 41,621 847
Valhi, Inc. 11,513 315
Valmont Industries, Inc. 2,427 775
Valvoline, Inc. 46,246 1,358
Vulcan Materials Co. 12,507 2,047
Watsco, Inc. 4,901 1,328
Westlake Chemical Corp. 6,173 597
Worthington Industries, Inc. 9,630 458
133,452
Producer Durables - 16.3%
AAR Corp.(Æ) 11,205 497
Aaron's Co., Inc. (The) 37,442 390
ABM Industries, Inc. 15,844 705
ADT, Inc. 12,920 109
AECOM 40,397 3,041
Affirm Holdings, Inc.(Æ) 15,430 310
Alamo Group, Inc. 5,697 866
Alarm.com Holdings, Inc.(Æ) 72,084 4,241
Allison Transmission Holdings, Inc. Class A 13,732 580
Alta Equipment Group, Inc.(Æ) 66,347 811
Altra Industrial Motion Corp. 10,334 621
AO Smith Corp. 22,537 1,235
Applied Industrial Technologies, Inc. 4,001 498
ArcBest Corp. 26,835 2,131
Arcosa, Inc. 56,105 3,602
Arhaus, Inc.(Æ)(Ñ) 123,378 1,028
Atlas Air Worldwide Holdings, Inc.(Æ) 22,222 2,247
Avery Dennison Corp. 4,784 811
AZZ, Inc. 4,573 184
Badger Meter, Inc. 12,047 1,355
Barnes Group, Inc. 26,877 951
Booz Allen Hamilton Holding Corp. Class A 17,034 1,854
Brady Corp. Class A 44,653 2,043
Brink's Co. (The) 1,241 74
BWX Technologies, Inc.(Æ) 97,787 5,572
Carlisle Cos., Inc. 3,317 792
Chart Industries, Inc.(Æ) 6,668 1,486
CIRCOR International, Inc.(Æ) 14,895 308
CNH Industrial NV 227,792 2,948
Construction Partners, Inc. Class A(Æ) 59,402 1,850
Costamare, Inc. 25,127 237
CoStar Group, Inc.(Æ) 34,606 2,863
CyberOptics Corp.(Æ) 16,048 866
Darling Ingredients, Inc.(Æ) 23,671 1,858
Deluxe Corp. 97,173 1,786
Donaldson Co., Inc. 32,318 1,857
Dorian LPG, Ltd. 46,650 843
Ducommun, Inc.(Æ) 5,071 239
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
DXP Enterprises, Inc.(Æ) 10,162 291
Dycom Industries, Inc.(Æ) 11,879 1,404
Eagle Bulk Shipping, Inc. 714 34
Encore Wire Corp. 5,691 783
EnerSys 62,739 4,159
EnPro Industries, Inc. 10,599 1,129
Esab Corp. 32,188 1,201
ESCO Technologies, Inc. 24,586 2,119
Euronav NV(Ñ) 30,349 541
Euronet Worldwide, Inc.(Æ) 55,440 4,657
ExlService Holdings, Inc.(Æ) 7,205 1,310
Exponent, Inc. 10,275 979
Flowserve Corp. 168,862 4,843
Fluor Corp.(Æ) 37,800 1,144
Forward Air Corp. 3,832 406
Fox Factory Holding Corp.(Æ) 61,079 5,366
Franklin Electric Co., Inc. 24,410 2,000
FTI Consulting, Inc.(Æ) 7,468 1,162
Gates Industrial Corp. PLC(Æ) 17,821 199
Gentex Corp. 12,980 344
GFL Environmental, Inc. 29,017 783
Graco, Inc. 4,371 304
Granite Construction, Inc. 19,483 657
Green Dot Corp. Class A(Æ) 2,173 41
Greenbrier Cos., Inc. 23,270 822
GXO Logistics, Inc.(Æ) 50,318 1,839
H&E Equipment Services, Inc. 20,683 781
Hawaiian Holdings, Inc.(Æ) 36,899 532
HealthEquity, Inc.(Æ) 37,107 2,891
HEICO Corp. 16,303 2,651
Hertz Global Holdings, Inc.(Æ)(Ñ) 79,506 2,191
Hillman Solutions Corp.(Æ) 69,495 543
HNI Corp. 4,655 135
Howmet Aerospace, Inc. 66,445 2,362
Huntington Ingalls Industries, Inc. 3,147 809
IDEX Corp. 2,046 455
Information Services Group, Inc. 208,274 1,131
Insperity, Inc. 11,342 1,339
International Seaways, Inc. 1 —
Jacobs Solutions, Inc. 8,389 967
Kaman Corp. Class A 26,375 847
Kennametal, Inc. 11,296 302
Keysight Technologies, Inc.(Æ) 14,446 2,516
Kimball International, Inc. Class B 469,212 3,467
Knight-Swift Transportation Holdings, Inc.
(Æ) 9,433 453
Lamb Weston Holdings, Inc. 38,820 3,347
Landstar System, Inc. 9,875 1,543
Littelfuse, Inc. 20,141 4,436
Luxfer Holdings PLC - ADR 102,484 1,483
MarketAxess Holdings, Inc. 4,289 1,047
MasTec, Inc.(Æ) 21,130 1,629
Maximus, Inc. 23,374 1,441
Mayville Engineering Co., Inc.(Æ) 14,247 95
Mesa Air Group, Inc.(Æ) 93,571 138
Middleby Corp.(Æ) 8,536 1,194
MillerKnoll, Inc. 82,537 1,748

Russell Investment Company
Tax-Managed U.S. Mid & Small Cap Fund
Schedule of Investments, continued — October 31, 2022
See accompanying notes which are an integral part of the financial statements.
222 Tax-Managed U.S. Mid & Small Cap Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Mistras Group, Inc.(Æ) 38,302 176
Montrose Environmental Group, Inc.(Æ) 34,793 1,523
Moog, Inc. Class A 2,336 198
Morningstar, Inc. 2,481 576
MSC Industrial Direct Co., Inc. Class A 4,816 400
Murphy USA, Inc. 1,877 590
MYR Group, Inc.(Æ) 11,935 1,044
Nordson Corp. 6,859 1,543
NV5 Global, Inc.(Æ) 30,811 4,466
Oshkosh Corp. 3,167 279
Paylocity Holding Corp.(Æ) 25,836 5,988
Payoneer Global, Inc.(Æ) 53,374 414
Pentair PLC 13,065 561
Plug Power, Inc.(Æ) 43,893 701
PROG Holdings, Inc.(Æ) 22,074 365
Proto Labs, Inc.(Æ) 8,132 311
Quanta Services, Inc. 41,291 5,865
R1 RCM, Inc.(Æ) 6,797 120
Regal Rexnord Corp. 9,258 1,171
Repay Holdings Corp.(Æ) 140,585 856
Robert Half International, Inc. 4,436 339
Rush Enterprises, Inc. Class A 47,322 2,361
Ryder System, Inc. 13,972 1,125
Ryerson Holding Corp. 31,214 1,047
Saia, Inc.(Æ) 16,739 3,329
Schneider National, Inc. Class B 9,335 208
SHYFT Group, Inc. (The)(Æ) 68,560 1,575
Smith & Wesson Brands, Inc.(Æ) 21,346 241
Snap-on, Inc. 3,029 673
Southwest Gas Holdings, Inc. 1,313 96
Spirit Airlines, Inc. 48,491 1,067
Standex International Corp. 22,197 2,199
Steelcase, Inc. Class A 14,798 115
Stericycle, Inc.(Æ) 17,103 762
Sterling Construction Co., Inc.(Æ) 21,014 567
Teledyne Technologies, Inc.(Æ) 2,321 924
Tennant Co. 17,452 1,017
Terex Corp. 16,159 655
Tetra Tech, Inc. 16,756 2,367
Textainer Group Holdings, Ltd. 16,226 485
Textron, Inc. 11,075 758
Thermon Group Holdings, Inc.(Æ) 79,805 1,417
Tidewater, Inc.(Æ) 10,522 357
Toast, Inc. Class A(Æ) 23,491 519
TopBuild Corp.(Æ) 4,653 792
Toro Co. (The) 9,787 1,032
Travel + Leisure Co.(Æ) 57,569 2,186
TravelCenters of America LLC(Æ) 5,046 321
TreeHouse Foods, Inc.(Æ) 11,231 564
Trimble Navigation, Ltd.(Æ) 49,203 2,960
Trinity Industries, Inc. 12,447 355
UniFirst Corp. 3,829 705
United Rentals, Inc.(Æ) 7,327 2,313
Vectrus, Inc.(Æ) 71,978 2,950
Wabash National Corp. 27,235 590
Watts Water Technologies, Inc. Class A 4,528 663
WESCO International, Inc.(Æ) 32,566 4,487
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Westinghouse Air Brake Technologies Corp. 15,241 1,422
WNS Holdings, Ltd. - ADR(Æ) 23,159 1,993
Woodward, Inc. 3,460 317
XPO Logistics, Inc.(Æ) 48,776 2,524
Zebra Technologies Corp. Class A(Æ) 2,359 668
ZipRecruiter, Inc. Class A(Æ) 18,737 314
213,185
Technology - 13.5%
ACI Worldwide, Inc.(Æ) 56,464 1,374
Adtran Holdings, Inc. 37,244 837
Advanced Micro Devices, Inc.(Æ) 10,126 608
Alight, Inc. Class A(Æ) 266,029 2,205
Alpha & Omega Semiconductor, Ltd.(Æ) 12,831 420
Altair Engineering, Inc. Class A(Æ) 33,250 1,631
American Software, Inc. Class A 30,949 530
Appfolio, Inc. Class A(Æ) 28,509 3,574
Arista Networks, Inc.(Æ) 9,572 1,157
Arlo Technologies, Inc.(Æ) 10,781 56
Arrow Electronics, Inc.(Æ) 3,680 373
AudioCodes, Ltd. 32,595 657
Avnet, Inc. 13,838 556
Azenta, Inc. 30,350 1,348
BigCommerce Holdings, Inc.(Æ) 7,862 117
Bill.com Holdings, Inc.(Æ) 11,100 1,480
Bio Techne Corp.(Æ) 18,458 5,468
Black Knight, Inc.(Æ) 31,062 1,878
Blackline, Inc.(Æ) 59,910 3,355
Box, Inc. Class A(Æ) 80,777 2,347
Broadridge Financial Solutions, Inc. 6,755 1,014
Bumble, Inc. Class A(Æ) 128,061 3,253
CACI International, Inc. Class A(Æ) 11,126 3,383
Calix, Inc.(Æ) 8,224 606
Cars.com, Inc.(Æ) 31,837 442
CCC Intelligent Solutions Holdings, Inc.(Æ) 276,598 2,581
ChannelAdvisor Corp.(Æ) 85,947 1,980
Cognex Corp. 20,654 955
Cohu, Inc.(Æ) 5,969 196
Concentrix Corp. 10,820 1,323
Cvent Holding Corp.(Æ) 9,199 54
Daily Journal Corp.(Æ) 3,316 890
Descartes Systems Group, Inc. (The)(Æ) 60,214 4,159
DigitalBridge Group, Inc. 9,196 118
DigitalOcean Holdings, Inc.(Æ)(Ñ) 22,006 790
Diodes, Inc.(Æ) 27,037 1,938
Dolby Laboratories, Inc. Class A 37,186 2,486
Donnelley Financial Solutions, Inc.(Æ) 22,618 914
DoubleVerify Holdings, Inc.(Æ) 47,648 1,393
Duck Creek Technologies, Inc.(Æ) 220,549 2,633
DXC Technology Co.(Æ) 32,151 924
Dynatrace, Inc.(Æ) 31,280 1,102
Elastic NV(Æ) 9,851 630
Endava PLC - ADR(Æ) 25,469 1,942
Enovis Corp.(Æ) 37,030 1,831
Entegris, Inc. 37,074 2,941
Envestnet, Inc.(Æ) 42,297 2,086
EPAM Systems, Inc.(Æ) 2,481 868

Russell Investment Company
Tax-Managed U.S. Mid & Small Cap Fund
Schedule of Investments, continued — October 31, 2022
See accompanying notes which are an integral part of the financial statements.
Tax-Managed U.S. Mid & Small Cap Fund 223
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Etsy, Inc.(Æ) 9,639 905
Evolent Health, Inc. Class A(Æ) 37,963 1,208
Fabrinet(Æ) 5,341 611
Fair Isaac Corp.(Æ) 10,245 4,906
Five9, Inc.(Æ) 27,646 1,666
Fortinet, Inc.(Æ) 38,935 2,226
Frontier Communications Parent, Inc.(Æ) 50,691 1,187
Gartner, Inc.(Æ) 3,010 909
Genpact, Ltd. 66,410 3,221
Globant SA(Æ) 23,121 4,362
GoDaddy, Inc. Class A(Æ) 34,317 2,759
Guidewire Software, Inc.(Æ) 16,198 962
Ichor Holdings, Ltd.(Æ) 11,054 281
IDT Corp. Class B(Æ) 2,325 61
InterDigital, Inc. 5,524 275
IPG Photonics Corp.(Æ) 1,991 171
iRobot Corp.(Æ)(Ñ) 5,884 332
Jabil Circuit, Inc. 6,244 401
Jack Henry & Associates, Inc. 4,879 971
Kimball Electronics, Inc.(Æ) 20,531 424
Kulicke & Soffa Industries, Inc. 157,404 6,602
Lattice Semiconductor Corp.(Æ) 11,676 566
Leidos Holdings, Inc. 16,547 1,681
LENSAR, Inc.(Æ) 13,457 64
Lumentum Holdings, Inc. Class E(Æ) 2,734 204
MACOM Technology Solutions Holdings,
Inc.(Æ) 5,670 328
Monolithic Power Systems, Inc. 12,574 4,268
NCR Corp.(Æ) 92,581 1,968
NetApp, Inc. 19,161 1,327
NETGEAR, Inc.(Æ) 12,951 254
Nice, Ltd. - ADR(Æ)(Ñ) 16,965 3,221
Olo, Inc. Class A(Æ) 322,934 2,845
ON Semiconductor Corp.(Æ) 12,467 766
Paycom Software, Inc.(Æ) 560 194
PDF Solutions, Inc.(Æ) 17,238 406
Photronics, Inc.(Æ) 34,924 566
Plexus Corp.(Æ) 29,571 2,910
Power Integrations, Inc. 15,546 1,037
Progress Software Corp. 36,263 1,851
PTC, Inc.(Æ) 24,074 2,837
PubMatic, Inc. Class A(Æ) 23,792 414
Pure Storage, Inc. Class A(Æ) 36,189 1,117
Qualys, Inc.(Æ) 54,157 7,721
Quantum Corp.(Æ) 132,783 187
Rambus, Inc.(Æ) 18,176 548
Roku, Inc.(Æ) 2,979 165
Sanmina Corp.(Æ) 5,603 314
ScanSource, Inc.(Æ) 13,149 407
Shutterstock, Inc. 20,281 1,015
Silicon Motion Technology Corp. - ADR 27,751 1,484
Simulations Plus, Inc. 16,355 679
SiTime Corp.(Æ) 3,556 319
Skyworks Solutions, Inc. 31,428 2,703
Smartsheet, Inc. Class A(Æ) 16,048 560
SPS Commerce, Inc.(Æ) 36,339 4,598
Super Micro Computer, Inc.(Æ) 67,589 4,704
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Switch, Inc. Class A 12,888 439
SYNNEX Corp. 7,146 654
Take-Two Interactive Software, Inc.(Æ) 5,769 684
Teradata Corp.(Æ) 6,395 202
Thoughtworks Holding, Inc.(Æ) 31,025 298
Thryv Holdings, Inc.(Æ) 74,343 1,521
Tower Semiconductor, Ltd.(Æ) 21,940 938
Trade Desk, Inc. (The) Class A(Æ) 5,340 284
TTEC Holdings, Inc. 51,552 2,293
TTM Technologies, Inc.(Æ) 22,640 347
Tyler Technologies, Inc.(Æ) 7,071 2,286
Universal Display Corp. 2,354 224
Upland Software, Inc.(Æ) 136,062 1,094
Verint Systems, Inc.(Æ) 58,709 2,080
Wolfspeed, Inc.(Æ) 12,780 1,006
176,421
Utilities - 3.7%
Algonquin Power & Utilities Corp. 83,868 928
ALLETE, Inc. 30,731 1,729
Alliant Energy Corp. 6,259 327
American States Water Co. 15,862 1,435
American Water Works Co., Inc. 9,200 1,337
Black Hills Corp. 25,598 1,673
Chesapeake Energy Corp. 11,697 1,196
CMS Energy Corp. 31,381 1,790
Cogent Communications Holdings, Inc. 20,249 1,063
Consolidated Communications Holdings,
Inc.(Æ) 19,743 102
Constellation Energy Corp. 26,390 2,495
DT Midstream, Inc. 108,395 6,471
Earthstone Energy, Inc. Class A(Æ)(Ñ) 52,676 851
Essential Utilities, Inc. 10,235 453
Iridium Communications, Inc.(Æ) 47,158 2,430
National Fuel Gas Co. 43,758 2,953
NextDecade Corp.(Æ)(Ñ) 57,568 403
Northern Oil and Gas, Inc. 33,070 1,129
NorthWestern Corp. 20,776 1,098
NRG Energy, Inc. 12,049 535
Oasis Petroleum, Inc. 15,348 2,350
Ovintiv, Inc. 29,505 1,494
Permian Resources Corp. 33,005 323
RGC Resources, Inc. 31,582 677
Sitio Royalties Corp.(Ñ) 3,071 87
Talos Energy, Inc.(Æ) 40,238 856
UGI Corp. 29,742 1,051
Viper Energy Partners, LP 112,566 3,754
Vistra Corp. 64,553 1,483
Ziff Davis, Inc.(Æ) 75,706 5,859
48,332
Total Common Stocks
(cost $816,938) 1,275,412
Preferred Stocks - 0.0%
Consumer Staples - 0.0%

Russell Investment Company
Tax-Managed U.S. Mid & Small Cap Fund
Schedule of Investments, continued — October 31, 2022
See accompanying notes which are an integral part of the financial statements.
224 Tax-Managed U.S. Mid & Small Cap Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Qurate Retail, Inc.
8.000% due 03/15/31 4,783
231
Producer Durables - 0.0%
WESCO International, Inc.
10.625% due 06/22/25(¢) 3,454
93
Total Preferred Stocks
(cost $459) 324
Warrants and Rights - 0.1%
Chord Energy Corp.(Æ)(Ñ)
2024 Warrants 12,581 323
Nabors Industries, Inc.(Æ)(Ñ)
2026 Warrants 3,926 106
Total Warrants and Rights
(cost $58) 429
Short-Term Investments - 2.9%
U.S. Cash Management Fund(@) 38,245,938
(∞)
38,231
Total Short-Term Investments
(cost $38,233) 38,231
Other Securities - 1.8%
U.S. Cash Collateral Fund(@)(×) 23,731,209
(∞)
23,731
Total Other Securities
(cost $23,731) 23,731
Total Investments - 102.1%
(identified cost $879,419) 1,338,127
Other Assets and Liabilities,
Net - (2.1)%
(27,553)
Net Assets - 100.0%
1,310,574

Russell Investment Company
Tax-Managed U.S. Mid & Small Cap Fund
Schedule of Investments, continued — October 31, 2022
See accompanying notes which are an integral part of the financial statements.
Tax-Managed U.S. Mid & Small Cap Fund 225
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
Russell 2000 E-Mini Index Futures 417 USD 38,635 12/22 (92)
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å) (92)
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total % of Net Assets
Common Stocks
Consumer Discretionary $ 196,351 $ — $ —
$ —
$ 196,351 15.0
Consumer Staples 31,858 — —
—
31,858 2.4
Energy 65,014 — —
—
65,014 4.9
Financial Services 253,087 — —
—
253,087 19.3
Health Care 157,708 — 4
—
157,712 12.0
Materials and Processing 133,452 — —
—
133,452 10.2
Producer Durables 213,185 — —
—
213,185 16.3
Technology 176,421 — —
—
176,421 13.5
Utilities 48,332 — —
—
48,332 3.7
Preferred Stocks 324 — — — 324 —
*
Warrants and Rights 429 — — — 429 0.1
Short-Term Investments — — — 38,231 38,231 2.9
Other Securities — — — 23,731 23,731 1.8
Total Investments 1,276,161 — 4 61,962 1,338,127 102.1
Other Assets and Liabilities, Net
(2.1)
100.0
Other Financial Instruments
Liabilities
Futures Contracts (92) — — — (92) (—)
*
Total Other Financial Instruments
**
$ (92) $ — $ — $ — $ (92)
* Less than 0.05% of net assets.
** Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of
Investments.
For a description of the Levels, see note 2 in the Notes to Financial Statements.

Russell Investment Company
Tax-Managed U.S. Mid & Small Cap Fund
Schedule of Investments, continued — October 31, 2022
See accompanying notes which are an integral part of the financial statements.
226 Tax-Managed U.S. Mid & Small Cap Fund
For a disclosure on transfers into and out of Level 3 during the period ended October 31, 2022, see note 2 in the Notes to
Financial Statements.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value for the period ended
October 31, 2022, were less than 1% of net assets.

Russell Investment Company
Tax-Managed U.S. Mid & Small Cap Fund
Fair Value of Derivative Instruments — October 31, 2022
See accompanying notes which are an integral part of the financial statements.
Tax-Managed U.S. Mid & Small Cap Fund 227
Amounts in thousands
Derivatives not accounted for as hedging instruments
Equity
Contracts
Location: Statement of Assets and Liabilities - Liabilities
Variation margin on futures contracts* $ 92
Derivatives not accounted for as hedging instruments
Equity
Contracts
Location: Statement of Operations - Net realized gain (loss)
Futures contracts $ (14,296)
Location: Statement of Operations - Net change in unrealized appreciation (depreciation)
Futures contracts $ (92)
* Includes cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the
Statement of Assets and Liabilities.
For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

Russell Investment Company
Tax-Managed U.S. Mid & Small Cap Fund
Balance Sheet Offsetting of Financial and Derivative Instruments —
October 31, 2022
See accompanying notes which are an integral part of the financial statements.
228 Tax-Managed U.S. Mid & Small Cap Fund
Amounts in thousands
Offsetting of Financial Assets and Derivative Assets
Description Location: Statement of Assets and Liabilities - Assets
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statement
of Assets
and
Liabilities
Net Amounts
of Assets
Presented in
the Statement
of Assets and
Liabilities
Securities on Loan* Investments, at fair value $ 23,147 $ — $ 23,147
Total Financial and Derivative Assets
23,147 — 23,147
Financial and Derivative Assets not subject to a netting agreement
— — —
Total Financial and Derivative Assets subject to a netting agreement
$ 23,147 $ — $ 23,147
Financial Assets, Derivative Assets, and Collateral Held by Counterparty
Gross Amounts Not Offset
in the Statement of Assets
and Liabilities
Counterparty
Net Amounts
of Assets
Presented in
the Statement
of Assets and
Liabilities
Financial
and
Derivative
Instruments
Collateral
Received^ Net Amount
Bank of America
$ 2,909 $ — $ 2,909 $ —
Bank of Montreal
632 — 632 —
Barclays
1,173 — 1,173 —
Citigroup
372 — 372 —
Fidelity
2,766 — 2,766 —
Goldman Sachs
7,806 — 7,806 —
HSBC
1,387 — 1,387 —
Morgan Stanley
2,441 — 2,441 —
Wells Fargo
3,661 — 3,661 —
Total
$ 23,147 $ — $ 23,147 $ —
*       Fair value of securities on loan as reported in the footnotes to the Statement of Assets and Liabilities.
^      Collateral received or pledged amounts may not reconcile to those disclosed in the Statement of Assets and Liabilities due to the inclusion of off-Balance
Sheet collateral and adjustments made to exclude overcollateralization.
For further disclosure on derivatives and counterparty risk see note 2 in the Notes to Financial Statements.

Russell Investment Company
Tax-Managed U.S. Mid & Small Cap Fund
See accompanying notes which are an integral part of the financial statements.
Tax-Managed U.S. Mid & Small Cap Fund 229
Statement of Assets and Liabilities — October 31, 2022
Amounts in thousands
Assets
Investments, at identified cost ......................................................................................................................................................
$ 879,419
Investments, at fair value(*)(>) ....................................................................................................................................................
1,338,127
Cash .............................................................................................................................................................................................. 136
Foreign currency holdings(^) ....................................................................................................................................................... 3
Receivables:
Dividends and interest ...................................................................................................................................................... 247
Dividends from affiliated funds ....................................................................................................................................... 79
Investments sold ............................................................................................................................................................... 17,614
Fund shares sold ............................................................................................................................................................... 3,357
From broker(a) ................................................................................................................................................................. 2,251
Total assets ...............................................................................................................................................................
1,361,814
Liabilities
Payables:
Investments purchased ..................................................................................................................................................... 25,172
Fund shares redeemed ...................................................................................................................................................... 907
Accrued fees to affiliates .................................................................................................................................................. 1,177
Other accrued expenses .................................................................................................................................................... 162
Variation margin on futures contracts .............................................................................................................................. 91
Payable upon return of securities loaned ..................................................................................................................................... 23,731
Total liabilities ...........................................................................................................................................................
51,240
Net Assets ...............................................................................................................................................................
$ 1,310,574

Russell Investment Company
Tax-Managed U.S. Mid & Small Cap Fund
See accompanying notes which are an integral part of the financial statements.
230 Tax-Managed U.S. Mid & Small Cap Fund
Statement of Assets and Liabilities, continued — October 31, 2022
Amounts in thousands
Net Assets Consist of:
Total distributable earnings (losses) .............................................................................................................................................
$ 396,496
Shares of beneficial interest .........................................................................................................................................................
386
Additional paid-in capital ............................................................................................................................................................
913,692
Net Assets ...............................................................................................................................................................
$ 1,310,574
Net Asset Value
,
offering and redemption price per share:
Net asset value per share: Class A(#) ........................................................................................................................................... $ 32.28
Maximum offering price per share (Net asset value plus sales charge of 5.75%): Class A ..................................................... $ 34.25
Class A
—
Net assets ........................................................................................................................................................... $ 26,203,796
Class A
—
Shares outstanding ($.01 par value) .................................................................................................................. 811,675
Net asset value per share: Class C(#) ........................................................................................................................................... $ 26.80
Class C
—
Net assets ........................................................................................................................................................... $ 13,595,252
Class C
—
Shares outstanding ($.01 par value) .................................................................................................................. 507,318
Net asset value per share: Class M(#) .......................................................................................................................................... $ 34.19
Class M
—
Net assets .......................................................................................................................................................... $ 331,060,512
Class M
—
Shares outstanding ($.01 par value) .................................................................................................................. 9,681,998
Net asset value per share: Class S(#) ........................................................................................................................................... $ 34.06
Class S
—
Net assets ............................................................................................................................................................ $ 939,713,998
Class S
—
Shares outstanding ($.01 par value) ................................................................................................................... 27,590,868
Amounts in thousands
(^)     Foreign currency holdings - cost $ 3
(*)     Securities on loan included in investments $ 23,147
(>)     Investments in affiliates, U.S. Cash Management Fund and U.S. Cash Collateral Fund $ 61,962
(a)     Receivable from Broker for Futures $ 2,251
(#) Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

Russell Investment Company
Tax-Managed U.S. Mid & Small Cap Fund
See accompanying notes which are an integral part of the financial statements.
Tax-Managed U.S. Mid & Small Cap Fund 231
Statement of Operations — For the Period Ended October 31, 2022
Amounts in thousands
Investment Income
Dividends ......................................................................................................................................................................... $ 15,851
Dividends from affiliated funds ....................................................................................................................................... 363
Securities lending income (net) ....................................................................................................................................... 132
Total investment income ..............................................................................................................................................................
16,346
Expenses
Advisory fees ................................................................................................................................................................... 12,791
Administrative fees .......................................................................................................................................................... 636
Custodian fees .................................................................................................................................................................. 146
Distribution fees - Class A ............................................................................................................................................... 67
Distribution fees - Class C ............................................................................................................................................... 110
Transfer agent fees - Class A ........................................................................................................................................... 53
Transfer agent fees - Class C ........................................................................................................................................... 29
Transfer agent fees - Class M .......................................................................................................................................... 625
Transfer agent fees - Class S ............................................................................................................................................ 1,929
Professional fees .............................................................................................................................................................. 180
Registration fees ............................................................................................................................................................... 111
Shareholder servicing fees - Class C ............................................................................................................................... 37
Trustees’ fees .................................................................................................................................................................... 72
Printing fees ..................................................................................................................................................................... 152
Miscellaneous .................................................................................................................................................................. 44
Expenses before reductions .............................................................................................................................................. 16,982
Expense reductions .......................................................................................................................................................... (1,251)
Net expenses ................................................................................................................................................................................
15,731
Net investment income (loss) .......................................................................................................................................................
615
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments ...................................................................................................................................................................... (43,433)
Investments in affiliated funds ......................................................................................................................................... (5)
Futures contracts .............................................................................................................................................................. (14,296)
Net realized gain (loss) ................................................................................................................................................................
(57,734)
Net change in unrealized appreciation (depreciation) on:
Investments ..................................................................................................................................................................... (201,018)
Investments in affiliated funds ......................................................................................................................................... (2)
Futures contracts .............................................................................................................................................................. (92)
Net change in unrealized appreciation (depreciation) ................................................................................................................. (201,112)
Net realized and unrealized gain (loss) ........................................................................................................................................ (258,846)
Net Increase (Decrease) in Net Assets from Operations ....................................................................................
$ (258,231)

Russell Investment Company
Tax-Managed U.S. Mid & Small Cap Fund
See accompanying notes which are an integral part of the financial statements.
232 Tax-Managed U.S. Mid & Small Cap Fund
Statements of Changes in Net Assets
Amounts in thousands
For the Periods Ended October 31,
2022 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss) .............................................................................................................. $ 615 $ (1,499)
Net realized gain (loss) ....................................................................................................................... (57,734) 33,009
Net change in unrealized appreciation (depreciation) ........................................................................ (201,112) 392,722
Net increase (decrease) in net assets from operations .............................................................................. (258,231) 424,232
Distributions
To shareholders
Class A .......................................................................................................................................... (31) (36)
Class C .......................................................................................................................................... (21) —
Class M ......................................................................................................................................... (323) (890)
Class S .......................................................................................................................................... (1,060) (3,027)
Net decrease in net assets from distributions ............................................................................................ (1,435) (3,953)
Share Transactions*
Net increase (decrease) in net assets from share transactions ................................................................... 196,061 75,777
Total Net Increase (Decrease) in Net Assets ........................................................................
(63,605) 496,056
Net Assets
Beginning of period .................................................................................................................................. 1,374,179 878,123
End of period .............................................................................................................................................
$ 1,310,574 $ 1,374,179

Russell Investment Company
Tax-Managed U.S. Mid & Small Cap Fund
See accompanying notes which are an integral part of the financial statements.
Tax-Managed U.S. Mid & Small Cap Fund 233
Statements of Changes in Net Assets, continued
* Share transaction amounts (in thousands) for the periods ended October 31, 2022 and October 31, 2021 were as follows:
2022 2021
Shares Dollars Shares Dollars
Class A
Proceeds from shares sold 172 $ 5,915 122 $ 4,552
Proceeds from reinvestment of distributions 1 31 1 36
Payments for shares redeemed (103) (3,429) (67) (2,488)
Net increase (decrease)
70 2,517 56 2,100
Class C
Proceeds from shares sold 115 3,357 105 3,229
Proceeds from reinvestment of distributions 1 21 — —
Payments for shares redeemed (103) (2,926) (86) (2,611)
Net increase (decrease)
13 452 19 618
Class M
Proceeds from shares sold 3,666 132,939 4,180 155,861
Proceeds from reinvestment of distributions 8 323 26 890
Payments for shares redeemed (1,425) (50,979) (1,556) (60,188)
Net increase (decrease)
2,249 82,283 2,650 96,563
Class S
Proceeds from shares sold 7,556 274,236 5,211 200,791
Proceeds from reinvestment of distributions 27 1,052 88 3,002
Payments for shares redeemed (4,670) (164,479) (6,125) (227,297)
Net increase (decrease)
2,913 110,809 (826) (23,504)
Total increase (decrease)
5,245 $ 196,061 1,899 $ 75,777

Russell Investment Company
Tax-Managed U.S. Mid & Small Cap Fund
Financial Highlights — For the Periods Ended
See accompanying notes which are an integral part of the financial statements.
234 Tax-Managed U.S. Mid & Small Cap Fund
For a Share Outstanding Throughout Each Period.
$
Net Asset Value,
Beginning of
Period
$
Net Investment
Income (Loss)
(a)(d)
$
Net Realized
and Unrealized
Gain (Loss)
$
Total from
Investment
Operations
$
Distributions
from Net
Investment Income
$
Distributions
from Net
Realized Gain
Class A
October 31, 2022 39.31 (.09) (6.90) (6.99) — (.04)
October 31, 2021 26.66 (.15) 12.85 12.70 (.05) —
October 31, 2020 27.19 (.04) (.46) (.50) (.03) —
October 31, 2019 25.58 (.03) 1.64 1.61 — —
October 31, 2018 24.96 (.10) .87 .77 — (.15)
Class C
October 31, 2022 32.88 (.28) (5.76) (6.04) — (.04)
October 31, 2021 22.42 (.35) 10.81 10.46 — —
October 31, 2020 23.01 (.19) (.40) (.59) — —
October 31, 2019 21.80 (.19) 1.40 1.21 — —
October 31, 2018 21.45 (.25) .75 .50 — (.15)
Class M
October 31, 2022 41.47 .05 (7.29) (7.24) — (.04)
October 31, 2021 28.11 (.01) 13.52 13.51 (.15) —
October 31, 2020 28.64 .05 (.46) (.41) (.12) —
October 31, 2019 26.84 .06 1.74 1.80 — —
October 31, 2018 26.09 —(f) .90 .90 — (.15)
Class S
October 31, 2022 41.35 .01 (7.26) (7.25) — (.04)
October 31, 2021 28.03 (.05) 13.49 13.44 (.12) —
October 31, 2020 28.56 .03 (.47) (.44) (.09) —
October 31, 2019 26.79 .05 1.72 1.77 — —
October 31, 2018 26.06 (.03) .91 .88 — (.15)

See accompanying notes which are an integral part of the financial statements.
Tax-Managed U.S. Mid & Small Cap Fund 235
$
Total
Distributions
$
Net Asset Value,
End of
Period
%
Total
Return
(c)
$
Net Assets,
End of Period
(000)
%
Ratio of Expenses
to Average
Net Assets,
Gross
%
Ratio of Expenses
to Average
Net Assets,
Net
(d)
%
Ratio of Net
Investment Income
to Average
Net Assets
(d)
%
Portfolio
Turnover Rate
(.04) 32.28 (17.79) 26,204 1.52 1.48 (.25) 66
(.05) 39.31 47.69 29,140 1.52 1.48 (.40) 35
(.03) 26.66 (1.86) 18,270 1.54 1.48 (.16) 81
— 27.19 6.29 15,657 1.53 1.47 (.11) 66
(.15) 25.58 3.07 13,046 1.54 1.50 (.38) 45
(.04) 26.80 (18.38) 13,595 2.27 2.20 (.97) 66
— 32.88 46.65 16,259 2.27 2.20 (1.13) 35
— 22.42 (2.56) 10,666 2.29 2.20 (.86) 81
— 23.01 5.55 12,271 2.29 2.20 (.83) 66
(.15) 21.80 2.31 13,359 2.29 2.22 (1.10) 45
(.04) 34.19 (17.47) 331,061 1.27 1.10 .15 66
(.15) 41.47 48.19 308,276 1.27 1.10 (.03) 35
(.12) 28.11 (1.45) 134,435 1.30 1.10 .20 81
— 28.64 6.71 81,546 1.30 1.10 .20 66
(.15) 26.84 3.48 26,676 1.29 1.12 (.01) 45
(.04) 34.06 (17.54) 939,714 1.27 1.20 .04 66
(.12) 41.35 48.05 1,020,504 1.27 1.20 (.12) 35
(.09) 28.03 (1.55) 714,752 1.29 1.20 .13 81
— 28.56 6.61 651,086 1.29 1.20 .17 66
(.15) 26.79 3.37 589,875 1.29 1.22 (.10) 45

Russell Investment Company
Tax-Managed U.S. Mid & Small Cap Fund
See accompanying notes which are an integral part of the financial statements.
236 Tax-Managed U.S. Mid & Small Cap Fund
Related Party Transactions, Fees and Expenses
Accrued fees payable to affiliates for the period ended October 31, 2022 were as follows:
Transactions (amounts in thousands) during the period ended October 31, 2022 with Underlying Funds which are, or were, an affiliated company are as follows:
Federal Income Taxes
At October 31, 2022, the cost of investments, net unrealized appreciation (depreciation), and components of distributable earnings for income tax purposes were as follows:
For the fiscal years ended October 31, 2022 and October 31, 2021, respectively, the Fund made the following tax basis distributions:
Net investment income and net realized gains (losses) in the financial statements may differ from taxable net investment income and net realized gains (losses). Capital accounts within the financial statements are adjusted for permanent differences between book and tax accounting.  These differences may be due to foreign currency gains or losses, reclassifications of dividends and /or differences in treatment of income from swaps.  These adjustments have no impact on the net assets.
At October 31, 2022, the Statement of Assets and Liabilities has been adjusted by the following amounts (in thousands):
Advisory fees $ 975,490
Administration fees 51,160
Distribution fees 13,393
Shareholder servicing fees 2,724
Transfer agent fees 131,763
Trustee fees 2,667
$ 1,177,197
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Income
Distributions
Capital Gains
Distributions
U.S. Cash Collateral Fund $ 31,666 $ 183,599 $ 191,534 $ — $ — $ 23,731 $ 148 $ —
U.S. Cash Management Fund 45,552 366,478 373,792 (5) (2) 38,231 363 —
$ 77,218 $ 550,077 $ 565,326 $ (5) $ (2) $ 61,962 $ 511 $ —
Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
Undistributed
Ordinary Income
Undistributed
Long-Term
Capital Gains
(Capital Loss
Carryforward)
$ 883,903,059 $ 474,547,166 $ (20,323,289) $ 454,223,877 $ — $ (57,728,513)
October 31, 2022 October 31, 2021
Ordinary Income
Distributions
Long-Term
Capital Gain
Distributions
Distributions
in Excess
Ordinary Income
Distributions
Long-Term
Capital Gain
Distributions
Distributions
in Excess
$ 1 $ 1,423,577 $ 11,856 $ 3,941,665 $ — $ 11,264
Total distributable earnings (losses)
$ 711
Additional paid-in capital
(711)

Russell Investment Company
Tax-Managed International Equity Fund
Portfolio Management Discussion and Analysis — October 31, 2022
(Unaudited)
238 Tax-Managed International Equity Fund
Tax-Managed International Equity Fund - Class A
‡
Total
Return
1 Year (30 .19)%
5 Years (3 .75)%§
Inception* (0 .71)%§
Tax-Managed International Equity Fund - Class C
Total
Return
1 Year (26 .45)%
5 Years (3 .36)%§
Inception* (0 .67)%§
Tax-Managed International Equity Fund - Class M
‡‡
Total
Return
1 Year (25 .68)%
5 Years (2 .28)%§
Inception* 0 .41%§
Tax-Managed International Equity Fund - Class S
Total
Return
1 Year (25 .70)%
5 Years (2 .37)%§
Inception* 0 .33%§
MSCI ACWI ex USA Index (Net)
**
Total
Return
1 Year (24 .73)%
5 Years (0 .60)%§
Inception* 1 .38%§
Tax-Managed International Equity Linked Benchmark
***
Total
Return
1 Year (24 .73)%
5 Years (0 .58)%§
Inception* 1 .45%§

Russell Investment Company
Tax-Managed International Equity Fund
Portfolio Management Discussion and Analysis, continued — October 31,
2022 (Unaudited)
Tax-Managed International Equity Fund 239
The Tax-Managed International Equity Fund (the “Fund”)
employs a multi-manager approach whereby Russell Investment
Management, LLC (“RIM”) manages a portion of the Fund’s
assets based upon model portfolios provided by multiple non-
discretionary money managers. The Fund’s money managers
have non-discretionary asset management assignments pursuant to which they provide a model portfolio to RIM representing
their investment recommendations, based upon which RIM
purchases and sells securities for the Fund. RIM also manages the portion of the Fund’s assets that RIM determines not to
manage based upon model portfolios provided by the Fund’s
money managers. RIM may change the allocation of the Fund’s
assets at any time. An exemptive order from the Securities and
Exchange Commission permits RIM to engage or terminate a
money manager at any time, subject to approval by the Fund’s
Board, without a shareholder vote. Pursuant to the terms of the exemptive order, the Fund is required to notify its shareholders within 90 days of when a money manager begins providing
services. As of October 31, 2022, the Fund had five money
managers.
What is the Fund’s investment objective?
The Fund seeks to provide long-term capital growth on an after-
tax basis.
How did the Fund perform relative to its benchmark
for the fiscal year ended October 31, 2022?
For the fiscal year ended October 31, 2022 (the “fiscal year”), the Fund’s Class A, Class C, Class M and Class S Shares lost
25.93%, 26.45%, 25.68% and 25.70% respectively. This is
compared to the Fund’s benchmark, the MSCI ACWI ex USA
Index (Net), which lost 24.73% during the fiscal year. The
Fund’s performance includes operating expenses, whereas index returns are unmanaged and do not include expenses of any kind.
For the fiscal year, the Morningstar
®
Foreign Large Blend
Category, a group of funds that Morningstar, Inc. considers to have investment strategies similar to those of the Fund, lost
24.05%. This result serves as a peer comparison and is expressed net of operating expenses.
How did market conditions affect the Fund’s
performance?
Overall, within non-U.S. developed markets, United Kingdom
was the best performing region in a down market, while Asia-
Pacific ex-Japan and emerging markets underperformed relative to other non-U.S. developed markets.
In terms of sector performance within the Fund’s benchmark
over the fiscal year, energy led and was the only sector with positive returns, followed by the health care sector. Real estate and information technology performed the weakest among the
sectors.
From a factor perspective, low volatility and value outperformed, while growth faced headwinds over the fiscal year.
How did the investment strategies and techniques
employed by the Fund and its money managers affect
its benchmark relative performance?
The Fund’s tactical tilt to the smaller size factor detracted from performance. Sector allocations positively contributed
to performance, with an overweight to materials rewarded.
Regional allocation had a neutral impact on performance,
with an underweight to North America contributing positively to performance, while an underweight to Australia and New
Zealand detracted. Stock selection was effective, particularly within consumer discretionary, information technology, and
Europe ex-UK.
With respect to certain of the Fund’s money managers, Pzena
Investment Management, LLC contributed positively to
performance during the fiscal year. The manager’s tilt to value and low quality were tailwinds. Sector positioning also contributed positively, as an underweight to information technology was a tailwind. Stock selection contributed positively to performance, particularly within consumer discretionary and information
technology.
RWC Asset Advisors (US) LLC’s lower value and higher
volatility strategy detracted from performance. An underweight to financials, overweight to consumer discretionary, and an
overweight to emerging markets, also detracted.
RIM manages assets not allocated to money manager strategies and the Fund’s cash balances.
RIM manages a multi-factor positioning strategy that seeks to increase the Fund’s value exposure while moderating volatility exposure and expressing RIM’s total preferred positioning
across multiple factors and sectors. The strategy uses the output from quantitative and/or rules-based processes and qualitative analysis to purchase a stock portfolio expressing these views.
The positioning strategy’s benchmark-relative performance was positive for the fiscal year, as the strategy’s overweight to value and lower volatility were tailwinds.
In addition, RIM utilized equity futures and currency forward contracts to position the portfolio to meet RIM’s overall
preferred positioning with respect to country and currency
exposures. This strategy detracted from performance during the fiscal year.
During the fiscal year, RIM used index futures contracts to
equitize a portion of the Fund’s cash and this strategy performed as intended.

Russell Investment Company
Tax-Managed International Equity Fund
Portfolio Management Discussion and Analysis, continued — October 31,
2022 (Unaudited)
240 Tax-Managed International Equity Fund
Describe any changes to the Fund’s structure or the
money manager line-up.
There were no changes to the Fund’s structure or money
manager line-up during the fiscal year.
The views expressed in this report reflect those of
the portfolio managers only through the end of the
fiscal year covered by the report. These views do not
necessarily represent the views of RIM, or any other
person in RIM or any other affiliated organization.
These views are subject to change at any time based
upon market conditions or other events, and RIM
disclaims any responsibility to update the views
contained herein. These views should not be relied
on as investment advice and, because investment
decisions for a Russell Investment Company (“RIC”)
Fund are based on numerous factors, should not be
relied on as an indication of investment decisions of
any RIC Fund.
Money Managers as of October 31,
2022 Styles
AllianceBernstein L.P. Emerging – Value
Intermede Investment Partners Limited and
Intermede Global Partners Inc. Developed – Growth
Pzena Investment Management LLC Developed – Value
RWC Asset Advisors (US) LLC Emerging – Market
Oriented
Wellington Management Company LLP Developed – Blend
* Assumes initial investment on June 1, 2015.
**
MSCI ACWI ex USA Index (Net) is a free float
‐
adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets. The index consists of 46 country indexes comprising 22 developed and 24 emerging market country indexes.
*** Tax-Managed International Equity Linked Benchmark provides a means to compare the Fund’s average annual returns to a secondary benchmark that takes into account historical changes in the Fund’s primary benchmark. The Tax-Managed International Equity Linked Benchmark represents the returns of the
Russell Global ex-US Large Cap Index (net of tax on dividends from foreign holdings) through December 31, 2017 and the returns of the MSCI ACWI ex
USA Index (net of tax on dividends from foreign holdings) thereafter.
‡ The performance has been adjusted to reflect the deduction of the maximum Class A sales charge of 5.75%.
‡‡ The Fund’s performance inception date for Class M Shares was March 16, 2017. The returns shown for Class M Shares prior to that date are the returns of the Fund’s Class S Shares. Class M Shares will have substantially similar annual returns as the Class S Shares because the Shares of each Class are invested in the same portfolio of securities. Annual returns for each Class will differ only to the extent that the Class M Shares do not have the same expenses as the
Class S Shares.
Performance is historical and assumes reinvestment of all dividends and capital gains.  Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than when purchased.  Past performance is not indicative of future results.  The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Additionally, the returns presented herein may differ from the performance reported in the Financial Highlights as the returns herein are calculated in a manner consistent with standardized performance in accordance with
Securities and Exchange Commission rules, while the performance in the Financial Highlights has been calculated in accordance with U.S. Generally Accepted
Accounting Pr inciple s (“U.S. GAAP”).

Russell Investment Company
Tax-Managed International Equity Fund
Shareholder Expense Example — October 31, 2022 (Unaudited)
Tax-Managed International Equity Fund 241
Fund Expenses
The following disclosure provides important information
regarding the Fund’s Shareholder Expense Example
(“Example”).
Example
As a shareholder of the Fund, you incur two types of costs:
(1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs,
including advisory and administrative fees; distribution (12b-1)
and/or service fees and other Fund expenses. The Example is
intended to help you understand your ongoing costs (in dollars)
of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from May 1, 2022 to October 31, 2022 .
Actual Expenses
The information in the table under the heading “Actual
Performance” provides information about actual account
values and actual expenses. You may use the information in
this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During
Period” to estimate the expenses you paid on your account
during this period.
Hypothetical Example for Comparison Purposes
The information in the table under the heading “Hypothetical
Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses
based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the
Fund’s actual return. The hypothetical account values and
expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the
Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant
to highlight your ongoing costs only and do not reflect any
transactional costs. Therefore, the information under the heading
“Hypothetical Performance (5% return before expenses)” is
useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
Class A
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2022 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2022 $ 853.00 $ 1,018.70
Expenses Paid During Period* $ 6.03 $ 6.56
* Expenses are equal to the Fund's annualized expense ratio of 1.29%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-
half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class C
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2022 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2022 $ 849.50 $ 1,014.92
Expenses Paid During Period* $ 9.51 $ 10.36
* Expenses are equal to the Fund's annualized expense ratio of 2.04%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-
half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class M
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2022 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2022 $ 853.70 $ 1,020.47
Expenses Paid During Period* $ 4.39 $ 4.79
* Expenses are equal to the Fund's annualized expense ratio of 0.94%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-
half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

Russell Investment Company
Tax-Managed International Equity Fund
Shareholder Expense Example, continued — October 31, 2022 (Unaudited)
242 Tax-Managed International Equity Fund
Class S
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2022 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2022 $ 853.70 $ 1,019.96
Expenses Paid During Period* $ 4.86 $ 5.30
* Expenses are equal to the Fund's annualized expense ratio of 1.04%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-
half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

Russell Investment Company
Tax-Managed International Equity Fund
Schedule of Investments — October 31, 2022
See accompanying notes which are an integral part of the financial statements.
Tax-Managed International Equity Fund 243
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Common Stocks - 93.3%
Argentina - 0.1%
YPF SA - ADR(Æ) 181,187 1,384
Australia - 2.0%
Alumina, Ltd. 51,555 44
Ampol, Ltd. 24,942 435
Aristocrat Leisure, Ltd. 27,901 658
ASX, Ltd. - ADR 43,012 1,859
Australia & New Zealand Banking
Group, Ltd. - ADR 87,929 1,433
BHP Group, Ltd. 20,664 492
BHP Group, Ltd. - ADR 131,871 3,158
BlueScope Steel, Ltd. 97,862 977
Brambles, Ltd. 164,769 1,229
Cochlear, Ltd. 6,915 885
Coles Group, Ltd. 137,348 1,433
Commonwealth Bank of Australia
- ADR 76,958 5,137
Endeavour Group, Ltd. 28,891 132
Evolution Mining, Ltd. 361,464 478
Flutter Entertainment PLC(Æ) 35,413 4,698
Glencore PLC 950,545 5,433
Lottery Corp., Ltd (The)(Æ) 246,339 675
Macquarie Group, Ltd. 14,756 1,591
Medibank Pvt, Ltd. 800,002 1,439
Mineral Resources, Ltd. 27,029 1,253
National Australia Bank, Ltd. - ADR 138,891 2,872
Newcrest Mining, Ltd. 110,903 1,225
Northern Star Resources, Ltd. 240,245 1,334
Origin Energy, Ltd. 102,122 362
QBE Insurance Group, Ltd. 163,228 1,274
Ramsay Health Care, Ltd. 1,541 58
Rio Tinto PLC 4,261 222
Rio Tinto, Ltd. - ADR 7,211 404
Santos, Ltd. 219,561 1,085
Sonic Healthcare, Ltd. 55,128 1,153
South32, Ltd. Class B 533,311 1,218
Tabcorp Holdings, Ltd. 246,339 151
Transurban Group - ADR(Æ) 37,897 321
Washington H Soul Pattinson & Co.,
Ltd. 38,433 685
Wesfarmers, Ltd.(Æ) 16,128 467
Westpac Banking Corp. 82,874 1,274
Woodside Energy Group, Ltd. 76,044 1,760
Woolworths Group, Ltd. 103,965 2,193
51,497
Austria - 0.3%
ams AG(Æ) 258,422 1,462
Erste Group Bank AG 219,394 5,405
Mondi PLC 39,820 668
OMV AB 12,197 562
Voestalpine AG 14,152 307
8,404
Belgium - 0.3%
Ageas SA 51,538 1,782
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Anheuser-Busch InBev SA 21,723 1,088
Elia System Operator SA 8,941 1,130
Solvay SA 1,603 144
UCB SA 48,316 3,643
7,787
Brazil - 2.5%
Ambev SA 2,090,454 6,475
Americanas SA(Æ) 54,311 163
Atacadao SA 1,209,224 4,556
B3 SA - Brasil Bolsa Balcao 1,048,973 3,054
BB Seguridade Participacoes SA 183,207 1,053
CCR SA 544,372 1,366
Centrais Eletricas Brasileiras SA 602,559 5,812
Cia de Saneamento Basico do Estado de
Sao Paulo(Æ) 412,828 4,803
Cosan SA 3,459 11
Equatorial Energia SA 451,176 2,623
Hapvida Participacoes e Investimentos
SA(Þ) 7,767,371 11,729
Hypera SA(Æ) 31,472 310
MercadoLibre, Inc.(Æ) 9,369 8,447
Petro Rio SA(Æ) 219,894 1,507
Petroleo Brasileiro SA - ADR 12,452 155
Raia Drogasil SA 328,479 1,673
Rumo SA 633,092 2,714
Telefonica Brasil SA 255,321 2,042
TIM SA(Æ) 596,642 1,525
Ultrapar Participacoes SA 544,610 1,414
Vale SA 21,274 276
Vibra Energia SA 348,867 1,233
Yara International ASA 7,033 314
63,255
Canada - 5.4%
Agnico Eagle Mines, Ltd. 39,401 1,733
Air Canada Class B(Æ) 1,477 21
Algonquin Power & Utilities Corp. 2,714 30
Alimentation Couche-Tard, Inc. 40,402 1,809
ARC Resources, Ltd. 134,430 1,893
Atco, Ltd. Class I 8,214 255
Bank of Montreal 45,328 4,175
Bank of Nova Scotia (The) 58,742 2,839
Barrick Gold Corp. 320,625 4,822
BCE, Inc. 7,578 342
Brookfield Asset Management, Inc.
Class A 30,420 1,205
CAE, Inc.(Æ) 490,338 9,358
Cameco Corp. Class A 74,549 1,768
Canadian Apartment Properties(ö) 19,742 611
Canadian Imperial Bank of Commerce 37,641 1,709
Canadian National Railway Co. 89,578 10,612
Canadian Natural Resources, Ltd. 26,913 1,614
Canadian Pacific Railway, Ltd. 54,723 4,079
Canadian Tire Corp., Ltd. Class A 1,150 129

Russell Investment Company
Tax-Managed International Equity Fund
Schedule of Investments, continued — October 31, 2022
See accompanying notes which are an integral part of the financial statements.
244 Tax-Managed International Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
CCL Industries, Inc. Class B 27,234 1,279
Celestica, Inc.(Æ) 5,142 56
Cenovus Energy, Inc. 83,544 1,689
CGI Group, Inc.(Æ) 33,689 2,714
Constellation Software, Inc. 1,013 1,465
Dollarama, Inc. 87,191 5,181
Empire Co., Ltd. Class A 44,119 1,133
Enbridge, Inc. 30,146 1,175
Fairfax Financial Holdings, Ltd. 2,865 1,407
First Quantum Minerals, Ltd. 875,859 15,449
Fortis, Inc. 23,359 911
Franco-Nevada Corp. Class T 14,897 1,841
George Weston, Ltd. 6,616 728
Hydro One, Ltd.(Þ) 32,728 821
iA Financial Corp., Inc. 2,638 147
Imperial Oil, Ltd. 32,973 1,794
Intact Financial Corp. 17,173 2,609
Ivanhoe Mines, Ltd. Class A(Æ) 838,237 5,814
Kinross Gold Corp. 351,381 1,276
Loblaw Cos., Ltd. 22,866 1,873
Magna International, Inc. Class A 22,491 1,253
Metro, Inc. Class A 24,071 1,261
National Bank of Canada 20,095 1,368
Open Text Corp. 7,239 210
Parex Resources, Inc. 98,462 1,502
Pembina Pipeline Corp. 10,204 337
Rogers Communications, Inc. Class B 31,099 1,295
Royal Bank of Canada - GDR 78,967 7,306
Shaw Communications, Inc. Class B 14,357 369
Stantec, Inc. 73,864 3,614
Sun Life Financial, Inc. 57,017 2,422
Suncor Energy, Inc. 60,180 2,070
TC Energy Corp.(Æ) 74,961 3,293
Teck Resources, Ltd. Class B 78,465 2,388
Thomson Reuters Corp.(Æ) 8,660 921
TMX Group, Ltd. 12,509 1,203
Toromont Industries, Ltd. 17,058 1,311
Toronto-Dominion Bank (The) 83,171 5,323
Tourmaline Oil Corp. 2,046 115
Trisura Group, Ltd.(Æ) 436 13
West Fraser Timber Co., Ltd. 8,088 607
Wheaton Precious Metals Corp. 58,723 1,921
138,468
Chile - 0.3%
Antofagasta PLC 40,980 552
Banco de Chile - ADR 3 —
Sociedad Quimica y Minera de Chile
SA - ADR 87,335 8,182
8,734
China - 8.2%
3SBio, Inc. Class A(Þ) 1,518,000 1,072
Agricultural Bank of China, Ltd. Class
H 2,624,209 748
Akeso, Inc. Class B(Æ)(Þ) 515,000 2,068
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Alibaba Group Holding, Ltd.(Æ) 2,444,004 19,458
Aluminum Corp. of China, Ltd. Class A 551,933 292
Aluminum Corp. of China, Ltd. Class H 4,078,689 1,164
Anhui Conch Cement Co., Ltd. Class H 17,391 45
Baidu, Inc. Class A(Æ) 753,150 7,227
Baidu, Inc. - ADR(Æ) 6,705 513
Bank of China, Ltd. Class H 179,365 58
Bilibili, Inc. - ADR(Æ) 13,077 117
BOC Hong Kong Holdings, Ltd. 352,953 1,098
BOE Technology Group Co., Ltd. Class
A 6,298,420 2,883
Budweiser Brewing Co. APAC, Ltd.(Þ) 248,361 523
BYD Co., Ltd. Class H 117,000 2,621
CALB Co., Ltd.(Æ)(Þ) 141,800 361
CGN Power Co., Ltd. Class H(Þ) 1,529,212 310
China Conch Environment Protection
Holdings, Ltd.(Æ) 383,000 113
China Construction Bank Corp. Class H 6,963,853 3,700
China Datang Corp. Renewable Power
Co., Ltd. Class H 3,406,163 919
China International Capital Corp., Ltd.
Class H(Þ) 615,200 852
China Longyuan Power Group Corp.,
Ltd. Class H 2,471,000 2,827
China Mengniu Dairy Co., Ltd.(Æ) 247,223 792
China Merchants Bank Co., Ltd. Class
A 41,016 151
China Merchants Bank Co., Ltd. Class
H 262,598 863
China Molybdenum Co., Ltd. Class H 2,346,000 754
China National Building Material Co.,
Ltd. Class H 167,074 97
China Oilfield Services, Ltd. Class H 4,902,114 5,518
China Overseas Land & Investment,
Ltd. 1,645,559 3,141
China Resources Gas Group, Ltd. 360,000 922
China Resources Land, Ltd. 680,867 2,135
China Resources Power Holdings Co.,
Ltd. 638,000 928
China Southern Airlines Co., Ltd. Class
H(Æ) 502,450 259
China Tower Corp., Ltd. Class H(Þ) 10,674,000 966
China Traditional Chinese Medicine
Co., Ltd. 2,204,000 951
Chinasoft International, Ltd.(Æ) 349,634 232
CIFI Holdings Group Co., Ltd. 5,769,547 382
CITIC Securities Co., Ltd. Class A 394,940 930
COSCO SHIPPING Holdings Co., Ltd.
Class H 514,022 555
CSPC Pharmaceutical Group, Ltd. 167,447 172
Daqo New Energy Corp. - ADR(Æ) 7,261 319
ENN Energy Holdings, Ltd. 2,230 22
Fujian Sunner Development Co., Ltd.
Class A 1,256,735 3,785
Futu Holdings, Ltd. - ADR(Æ) 21,530 729
Geely Automobile Holdings, Ltd. 4,816,420 5,159
Great Wall Motor Co., Ltd. Class H 4,303,427 4,680

Russell Investment Company
Tax-Managed International Equity Fund
Schedule of Investments, continued — October 31, 2022
See accompanying notes which are an integral part of the financial statements.
Tax-Managed International Equity Fund 245
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Greentown China Holdings, Ltd. 99,765 95
Guangdong Haid Group Co., Ltd. Class
A 23,741 188
Guangzhou Automobile Group Co., Ltd.
Class A 301,652 468
Haier Smart Home Co., Ltd. Class H 366,716 918
Haitong Securities Co., Ltd. Class A 435,261 503
Hangzhou Robam Appliances Co., Ltd.
Class A 12,199 34
Huaxi Securities Co., Ltd. Class A 810,697 816
Industrial & Commercial Bank of
China, Ltd. Class H 1,211,463 525
Industrial Bank Co., Ltd. Class A 808,393 1,663
Inner Mongolia BaoTou Steel Union
Co., Ltd. Class A 1,152,407 277
JD.com, Inc. Class A 154,669 2,888
JD.com, Inc. - ADR 37,832 1,411
Jiangsu GoodWe Power Supply
Technology Co., Ltd.(Æ) 134,206 6,147
Jiangsu Hengrui Medicine Co., Ltd.
Class A 128,818 710
Jiangxi Copper Co., Ltd. Class A 677,817 1,428
Kuaishou Technology(Æ)(Þ) 1,084,700 4,475
Kunlun Energy Co., Ltd. 6,154,628 3,678
Kweichow Moutai Co., Ltd. Class A 1,400 259
Lenovo Group, Ltd. 287,632 229
Li Auto, Inc. Class A(Æ) 289,200 1,975
Li Auto, Inc. - ADR(Æ) 109,488 1,491
Li Ning Co., Ltd. 160,453 830
Lizhong Sitong Light Alloys Group Co.,
Ltd.(Æ) 780,600 2,977
Longfor Group Holdings, Ltd.(Þ) 1,023,493 1,304
Meituan Class B(Æ)(Þ) 539,867 8,588
Midea Group Co., Ltd. Class A 530,999 2,921
Midea Real Estate Holding, Ltd.(Þ) 823,000 575
MMG, Ltd.(Æ) 3,568,000 703
Muyuan Foods Co., Ltd. Class A 3,343 21
NetEase, Inc. 42,870 477
New Oriental Education & Technology
Group, Inc. - ADR(Æ) 21,581 512
Ningbo Ronbay New Energy
Technology Co., Ltd. Class A 111,312 1,189
NIO, Inc. - ADR(Æ) 12,672 123
Noah Holdings, Ltd. - ADR 9,204 121
Nongfu Spring Co., Ltd. Class H(Þ) 114,321 575
Northeast Securities Co., Ltd. Class A 844,113 734
PetroChina Co., Ltd. Class H 2,596,480 993
PICC Property & Casualty Co., Ltd.
Class A 1,696,454 1,127
Pinduoduo, Inc. - ADR(Æ) 225,883 12,385
Ping An Bank Co., Ltd. Class A 1,613,278 2,283
Ping An Insurance Group Co. of China,
Ltd. Class H 1,255,356 5,024
Postal Savings Bank of China Co., Ltd.
Class H(Þ) 2,126,001 987
QuakeSafe Technologies Co., Ltd.
Class A 523,131 3,032
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
SAIC Motor Corp., Ltd. Class A 61,211 115
Sany Heavy Industry Co., Ltd. Class A 189,007 350
Sealand Securities Co., Ltd. Class A 2,009,475 895
Shandong Gold Mining Co., Ltd. Class
H(Þ) 884,250 1,406
Shandong Head Group Co., Ltd. Class
A 639,200 2,096
Shenzhen Senior Technology Material
Co., Ltd. Class A 1,685,158 4,262
Shenzhou International Group
Holdings, Ltd. 448 3
Silergy Corp. 104,000 1,196
Sinolink Securities Co., Ltd. Class A 545,670 590
Skshu Paint Co., Ltd. Class A(Æ) 192,991 2,299
Sunac China Holdings, Ltd.(Æ)(Š) 122,866 72
Sunny Optical Technology Group Co.,
Ltd. 11,195 97
Tencent Holdings, Ltd. 578,228 15,173
Tencent Music Entertainment Group
- ADR(Æ) 355,325 1,283
Tianma Microelectronics Co., Ltd.
Class A 219,640 266
Tianqi Lithium Corp. Class H(Æ) 134,501 1,095
Tingyi Cayman Islands Holding Corp. 238,000 373
Tongcheng Travel Holdings, Ltd.(Æ) 1,569,885 2,436
Trip.com Group, Ltd. - ADR(Æ) 164,732 3,728
Tsingtao Brewery Co., Ltd. Class H 70,660 494
Vipshop Holdings, Ltd. - ADR 113,514 791
Want Want China Holdings, Ltd. 1,379,000 906
Weichai Power Co., Ltd. Class H 312,041 298
Wilmar International, Ltd. 501,800 1,377
Yum China Holdings, Inc. 15,491 641
Zhejiang Century Huatong Group Co.,
Ltd. Class A(Æ) 1,010,313 511
Zhejiang Expressway Co., Ltd. Class H 2,148,000 1,331
Zhejiang Huayou Cobalt Co., Ltd.
Class A 13,132 98
Zhejiang NHU Co., Ltd. Class A 50,031 123
Zhongsheng Group Holdings, Ltd. 481,998 1,830
Zhongtai Securities Co., Ltd.(Æ) 1,801,300 1,568
208,773
Denmark - 1.3%
AP Moller - Maersk A/S Class B 2,188 4,569
Carlsberg A/S Class B 11,485 1,352
Chr Hansen Holding A/S 15,839 878
Coloplast A/S Class B 10,575 1,178
Danske Bank A/S 178,754 2,882
Demant A/S(Æ) 6,818 186
Drilling Co. of 1972 A/S (The)(Æ)(Š) 2,751 158
DSV A/S 29,240 3,952
Genmab A/S(Æ) 3,953 1,525
GN Store Nord A/S 6,464 137
Novo Nordisk A/S Class B 119,788 13,018
Novozymes A/S Class B 40,769 2,139

Russell Investment Company
Tax-Managed International Equity Fund
Schedule of Investments, continued — October 31, 2022
See accompanying notes which are an integral part of the financial statements.
246 Tax-Managed International Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Tryg A/S 33,335 721
32,695
Finland - 0.7%
Elisa OYJ 2,469 119
Nokia OYJ 2,901,790 12,883
Nordea Bank Abp 90,478 865
Orion OYJ Class B 3,058 141
Sampo OYJ Class A 19,211 878
Stora Enso OYJ Class R 23,321 304
UPM-Kymmene OYJ 21,697 727
Wartsila OYJ Class B 224,407 1,527
17,444
France - 7.5%
Accor SA(Æ) 318,430 7,618
Aeroports de Paris(Æ) 3,376 457
Air Liquide SA Class A 28,122 3,673
Airbus Group SE 57,292 6,204
Amundi SA(Þ) 158,989 7,496
AXA SA 210,107 5,185
BioMerieux 6,339 561
BNP Paribas SA 72,584 3,400
Bouygues SA - ADR 86,421 2,465
Bureau Veritas SA 199,725 4,944
Capgemini SE 27,968 4,589
Carrefour SA 248,983 4,005
Cie de Saint-Gobain SA 104,612 4,274
Danone SA 22,080 1,098
Dassault Aviation SA 46,283 6,873
Dassault Systemes SE 51,321 1,718
Edenred 25,476 1,307
Eiffage SA 17,614 1,592
Engie SA 407,351 5,291
EssilorLuxottica SA 15,835 2,508
Euroapi SA(Æ) 20,917 366
Hermes International 983 1,273
Ipsen SA 13,906 1,428
Legrand SA - ADR 16,313 1,242
L'Oreal SA 32,604 10,237
LVMH Moet Hennessy Louis Vuitton
SE - ADR 28,233 17,812
Michelin (CGDE) 453,379 11,548
Orange SA - ADR 271,164 2,587
Pernod Ricard SA 7,260 1,274
Publicis Groupe SA - ADR 101,825 5,703
Renault SA(Æ) 92,899 2,862
Rexel SA Class H(Æ) 788,735 14,094
Safran SA 4,962 552
Sanofi - ADR 139,949 12,084
Schneider Electric SE 61,777 7,818
SCOR SE - ADR 175,291 2,637
SEB SA 10,348 673
Societe Generale SA 152,091 3,486
Teleperformance - GDR 4,793 1,284
Thales SA 6,536 831
TotalEnergies SE 267,282 14,607
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Unibail-Rodamco-Westfield(Æ)(ö) 21,523 1,017
Vinci SA 18,756 1,724
Worldline SA(Æ)(Þ) 1,763 77
192,474
Germany - 3.5%
1&1 Drillisch AG 89,682 1,182
adidas AG 46,178 4,517
Allianz SE 13,989 2,519
BASF SE 139,106 6,245
Bayerische Motoren Werke
Aktiengesellschaft 976 77
Beiersdorf AG 19,685 1,891
Brenntag SE 13,565 823
Commerzbank AG(Æ) 189,579 1,517
Continental AG 46,255 2,399
Covestro AG(Þ) 272,087 9,264
Daimler Truck Holding AG(Æ) 446,547 11,915
Deutsche Bank AG 44,226 422
Deutsche Boerse AG 12,124 1,973
Deutsche Post AG 29,453 1,045
Deutsche Telekom AG 186,781 3,538
Fresenius Medical Care AG & Co. 150,887 4,174
Fresenius SE & Co. KGaA 169,016 3,891
Hannover Rueck SE 5,098 830
HeidelbergCement AG 72,692 3,351
Henkel AG & Co. KGaA 12,769 750
Infineon Technologies AG - ADR 136,000 3,311
Mercedes-Benz Group AG 43,531 2,521
Merck & Co., Inc. 7,611 1,241
Muenchener Rueckversicherungs-
Gesellschaft AG 2,447 647
Puma SE 6,926 307
RWE AG 31,567 1,217
Salzgitter AG 16,311 365
SAP SE - ADR 55,983 5,405
Siemens AG 57,113 6,244
Siemens Healthineers AG(Þ) 10,301 474
Symrise AG 13,437 1,372
United Internet AG 108,548 2,030
Volkswagen AG 200 34
Vonovia SE 17,230 381
Zalando SE(Æ)(Þ) 68,085 1,570
89,442
Ghana - 0.2%
Kosmos Energy, Ltd.(Æ) 371,522 2,411
Tullow Oil PLC(Æ) 4,411,833 2,051
4,462
Greece - 0.2%
Eurobank Ergasias SA(Æ) 5,364,295 5,303
National Bank of Greece(Æ) 181,540 659
5,962
Hong Kong - 1.6%
AIA Group, Ltd. 1,560,086 11,781

Russell Investment Company
Tax-Managed International Equity Fund
Schedule of Investments, continued — October 31, 2022
See accompanying notes which are an integral part of the financial statements.
Tax-Managed International Equity Fund 247
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
China Energy Engineering Group Co.,
Ltd.(Æ) 4,027,800 1,264
CK Asset Holdings, Ltd. 573,982 3,174
CLP Holdings, Ltd. 16,569 111
Galaxy Entertainment Group, Ltd. 1,304,791 5,945
Hang Lung Properties, Ltd. - ADR 62,050 78
Hang Seng Bank, Ltd. 53,494 752
HK Electric Investments & HK Electric
Investments, Ltd. 14,588 9
Jardine Matheson Holdings, Ltd. 27,800 1,280
Jinmao Property Services Co., Ltd.(Æ) 4,469 1
Nine Dragons Paper Holdings, Ltd. 325,000 192
Power Assets Holdings, Ltd. 78,618 376
Prudential PLC 160,980 1,494
Sun Hung Kai Properties, Ltd. 150,314 1,619
Swire Pacific, Ltd. Class A 6,813 45
Swire Properties, Ltd. 6,330 12
Techtronic Industries Co., Ltd. 1,341,224 12,652
WH Group, Ltd.(Þ) 2,269,826 1,145
41,930
India - 3.9%
Adani Gas, Ltd. 27,929 1,215
Axis Bank, Ltd. 62,111 679
Canara Bank 706,199 2,475
Cipla, Ltd. 2,367 33
Dabur India, Ltd. Class A 41,708 279
Dr Reddy's Laboratories, Ltd. 2,598 139
Eicher Motors, Ltd. 33,099 1,539
GAIL India, Ltd. 1,225,917 1,351
Godrej Consumer Products, Ltd.(Æ) 25,498 256
HDFC Life Insurance Co., Ltd.(Þ) 79,222 517
Hindustan Unilever, Ltd. 4,349 134
Housing Development Finance Corp.,
Ltd. 558,804 16,660
ICICI Bank, Ltd. 1,296,227 14,215
ICICI Bank, Ltd. - ADR 34,795 767
ICICI Lombard General Insurance Co.,
Ltd.(Þ) 6,431 91
Indian Hotels Co., Ltd. 711,454 2,872
Indraprastha Gas, Ltd. 322,404 1,667
Infosys, Ltd. 90,892 1,686
InterGlobe Aviation, Ltd.(Æ)(Þ) 216,636 4,664
Kotak Mahindra Bank, Ltd. 25,975 597
Maruti Suzuki India, Ltd. 86,763 9,994
Nestle India, Ltd. 6,088 1,497
Oil & Natural Gas Corp., Ltd. 285,553 463
Page Industries, Ltd. 2,260 1,360
Pidilite Industries, Ltd. 14,060 439
Power Grid Corp. of India, Ltd. 1,477,493 4,069
Reliance Industries, Ltd. 374,180 11,515
Reliance Industries, Ltd. - GDR(Þ) 78,033 4,770
SBI Life Insurance Co., Ltd.(Þ) 38,293 585
State Bank of India 1,466,311 10,156
Tata Consultancy Services, Ltd. 25,075 966
Tata Motors, Ltd.(Æ) 50,879 253
Titan Co., Ltd. 6,004 200
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Wipro, Ltd. 130,668 610
Zee Entertainment Enterprises, Ltd. 58,755 186
98,899
Indonesia - 0.7%
Astra International Tbk PT 2,107,683 897
Bank Central Asia Tbk PT 3,325,890 1,874
Bank Mandiri Persero Tbk PT 5,887,573 3,983
Bank Negara Indonesia Persero Tbk PT 5,690,826 3,424
Bank Rakyat Indonesia Persero Tbk PT 12,220,378 3,637
Bumi Serpong Damai Tbk PT(Æ) 3,218,877 192
Jasa Marga Persero Tbk PT(Æ) 968,823 212
Media Nusantara Citra Tbk PT(Æ) 27,796,600 1,460
Telkom Indonesia Persero Tbk PT 3,626,496 1,023
United Tractors Tbk PT 409,169 848
17,550
Ireland - 1.8%
AerCap Holdings NV(Æ) 33,625 1,796
AIB Group PLC 799,670 2,312
Allegion PLC 96,781 10,140
Aon PLC Class A 37,393 10,526
Bank of Ireland Group PLC 973,203 7,008
CRH PLC 17,246 621
Kerry Group PLC Class A 102,675 8,924
Kingspan Group PLC 20,703 1,044
Medtronic PLC 585 51
Ryanair Holdings PLC - ADR(Æ) 39,140 2,696
45,118
Israel - 0.4%
Azrieli Group, Ltd. 6,098 452
Bank Hapoalim BM 121,768 1,173
Bank Leumi Le-Israel BM 294,899 2,812
Check Point Software Technologies,
Ltd.(Æ) 20,194 2,610
Elbit Systems, Ltd. 2,574 520
Israel Discount Bank, Ltd. Class A 269,384 1,531
Mizrahi Tefahot Bank, Ltd. 46,326 1,750
NICE, Ltd.(Æ) 2,366 448
Teva Pharmaceutical Industries, Ltd.
- ADR 35,956 321
11,617
Italy - 1.6%
Assicurazioni Generali SpA 228,914 3,437
Atlantia SpA 5,556 124
BPER Banca SpA 689,768 1,277
Coca-Cola HBC AG - ADR(Æ) 30,508 665
Davide Campari-Milano NV SpA(Æ) 599,253 5,389
Enel SpA 1,844,340 8,248
Eni SpA - ADR 428,121 5,634
FinecoBank Banca Fineco SpA 420,030 5,673
Mediobanca Banca di Credito
Finanziario SpA 19,127 174
Moncler SpA 58,410 2,522
Nexi SpA(Æ)(Þ) 1,137 10
Pirelli & C. SpA(Þ) 11,373 43

Russell Investment Company
Tax-Managed International Equity Fund
Schedule of Investments, continued — October 31, 2022
See accompanying notes which are an integral part of the financial statements.
248 Tax-Managed International Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Snam Rete Gas SpA 158,535 706
Terna Rete Elettrica Nazionale SpA 143,338 951
UniCredit SpA 457,524 5,682
40,535
Japan - 12.2%
Advantest Corp. 600 31
Aeon Co., Ltd. 13,900 259
Ajinomoto Co., Inc. 23,700 652
Alfresa Holdings Corp. 83,800 965
Alps Alpine Co., Ltd. 117,600 1,008
As One Corp. 1,748 74
Asahi Group Holdings, Ltd. 22,700 635
Asahi Kasei Corp. 78,000 500
Astellas Pharma, Inc. 144,500 1,988
Bandai Namco Holdings, Inc. 9,000 595
Bank of Kyoto, Ltd. (The) 2,500 90
Bridgestone Corp. 59,900 2,159
Brother Industries, Ltd. 51,100 869
Canon, Inc. 115,800 2,464
Central Japan Railway Co. 5,400 626
Chubu Electric Power Co., Inc. 37,100 301
Cosmos Pharmaceutical Corp. 3,900 377
Dai-ichi Life Holdings, Inc. 229,585 3,632
Daiichi Sankyo Co., Ltd. 221,000 7,086
Daikin Industries, Ltd. 11,400 1,715
Daiseki Co., Ltd. 1,440 44
Daito Trust Construction Co., Ltd. 5,900 584
Daiwa House Industry Co., Ltd. 36,800 745
Denso Corp. 3,300 164
Dentsu, Inc. 3,600 112
Ebara Corp. 600 19
Eisai Co., Ltd. 60,700 3,661
Fast Retailing Co., Ltd. 2,200 1,227
Fuji Electric Co., Ltd. 16,300 631
FUJIFILM Holdings Corp. 44,521 2,035
Fujitsu, Ltd. 5,014 577
Fukuoka Financial Group, Inc. 140,900 2,391
Hamamatsu Photonics KK 35,500 1,604
Hino Motors, Ltd. 310,000 1,288
Hirose Electric Co., Ltd. 4,800 623
Hitachi Metals, Ltd.(Æ) 85,600 1,250
Hitachi, Ltd. 25,000 1,132
Honda Motor Co., Ltd. 379,365 8,601
Hoshizaki Corp. 32,300 924
Hoya Corp. 12,600 1,175
Iida Group Holdings Co., Ltd. 190,100 2,640
Isuzu Motors, Ltd. 926,900 10,865
Ito En, Ltd. 19,000 669
ITOCHU Corp. 134,618 3,482
Japan Airlines Co., Ltd.(Æ) 117,300 2,186
Japan Exchange Group, Inc. 94,500 1,241
Japan Post Insurance Co., Ltd. Class A 32,800 484
JFE Holdings, Inc. 28,300 259
JSR Corp. 5,800 110
Kajima Corp. 111,600 1,051
Kamigumi Co., Ltd. 9,700 184
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Kansai Electric Power Co., Inc. (The) 170,700 1,289
Kao Corp. 30,800 1,156
Kawasaki Heavy Industries, Ltd. 1,500 25
KDDI Corp. 93,400 2,758
Keyence Corp. 33,600 12,663
Kikkoman Corp. 14,000 759
Kintetsu Group Holdings Co., Ltd. 21,100 713
Kirin Holdings Co., Ltd. 138,300 2,034
Kobayashi Pharmaceutical Co., Ltd. 10,000 532
Komatsu, Ltd. 481,700 9,220
Kubota Corp. 93,200 1,300
Kyowa Kirin Co., Ltd. 400 9
Makita Corp. 89,800 1,641
McDonald's Holdings Co. Japan, Ltd. 16,700 579
MEIJI Holdings Co., Ltd. 16,100 662
Menicon Co., Ltd. 170,600 2,920
Mitsubishi Chemical Holdings Corp. 43,700 197
Mitsubishi Electric Corp. 186,000 1,638
Mitsubishi Estate Co., Ltd. 329,600 4,144
Mitsubishi Heavy Industries, Ltd. 71,900 2,474
Mitsubishi UFJ Financial Group, Inc. 1,472,100 6,979
Mitsui Chemicals, Inc. 8,400 156
Mitsui Fudosan Co., Ltd. 35,800 686
Mizuho Financial Group, Inc. 95,500 1,031
MS&AD Insurance Group Holdings,
Inc. 238,100 6,308
Murata Manufacturing Co., Ltd. 70,600 3,463
Nakanishi, Inc. 6,477 118
NEC Corp. 50,100 1,659
Nexon Co., Ltd. 62,300 1,043
Nidec Corp. 54,400 3,000
Nintendo Co., Ltd. 18,750 764
Nippon Prologis REIT, Inc.(Æ)(ö) 246 515
Nippon Steel Corp. 38,700 530
Nippon Telegraph & Telephone Corp. 148,500 4,088
Nissan Chemical Industries, Ltd. 13,300 595
Nissan Motor Co., Ltd. 823,700 2,626
Nissin Foods Holdings Co., Ltd. 17,100 1,107
Nitori Holdings Co., Ltd. 14,800 1,340
Nitto Denko Corp. 14,800 779
Nomura Holdings, Inc. 346,700 1,124
Nomura Real Estate Holdings, Inc. 54,800 1,240
Nomura Research Institute, Ltd. 11,200 248
NTT Data Corp. 7,900 114
Obayashi Corp. 104,800 672
Obic Co., Ltd. 10,300 1,545
Oji Holdings Corp. 381,900 1,323
Olympus Corp. 32,600 688
Ono Pharmaceutical Co., Ltd. 182,900 4,299
Oriental Land Co., Ltd. 7,300 977
Osaka Gas Co., Ltd. 97,000 1,430
Otsuka Holdings Co., Ltd. 62,100 1,990
Panasonic Holdings Corp. 392,300 2,807
Recruit Holdings Co., Ltd. 51,000 1,565
Renesas Electronics Corp.(Æ) 133,100 1,115
Resona Holdings, Inc. 2,062,400 7,760
Rinnai Corp. 3,200 218

Russell Investment Company
Tax-Managed International Equity Fund
Schedule of Investments, continued — October 31, 2022
See accompanying notes which are an integral part of the financial statements.
Tax-Managed International Equity Fund 249
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Secom Co., Ltd. 29,063 1,656
Sekisui Chemical Co., Ltd. 96,600 1,205
Sekisui House, Ltd. 97,400 1,619
Seven & i Holdings Co., Ltd. 40,400 1,508
Shimadzu Corp. 19,300 507
Shimano, Inc. 2,387 370
Shimizu Corp. 106,500 531
Shin-Etsu Chemical Co., Ltd. 114,500 11,956
Shiseido Co., Ltd. 142,100 4,923
Shizuoka Financial Group, Inc. 137,900 870
SMC Corp. 7,400 2,979
SoftBank Group Corp. 2,700 27
Sompo Japan Nipponkoa Holdings, Inc. 36,901 1,536
Sony Group Corp. 16,600 1,124
Stanley Electric Co., Ltd. 145,000 2,463
Subaru Corp. 457,300 7,116
Sumitomo Electric Industries, Ltd. 317,800 3,319
Sumitomo Heavy Industries, Ltd. 70,700 1,338
Sumitomo Mitsui Financial Group, Inc. 219,302 6,153
Sumitomo Mitsui Trust Holdings, Inc. 174,900 5,029
Sumitomo Realty & Development Co.,
Ltd. 58,700 1,347
Sumitomo Rubber Industries, Ltd. 116,300 997
Suntory Beverage & Food, Ltd. 33,700 1,128
Suzuki Motor Corp. 24,400 823
T&D Holdings, Inc. 491,400 4,845
Taiheiyo Cement Corp. 84,800 1,152
Taisei Corp. 25,900 705
Takeda Pharmaceutical Co., Ltd. 264,000 6,994
Terumo Corp. 67,200 2,042
THK Co., Ltd. 146,400 2,556
Toho Co., Ltd. 22,600 804
Tokio Marine Holdings, Inc. 177,000 3,198
Tokyo Electric Power Co. Holdings,
Inc.(Æ) 133,100 432
Tokyo Electron, Ltd. 24,600 6,506
Tokyo Gas Co., Ltd. 92,700 1,649
Tokyu Fudosan Holdings Corp. 36,000 182
Toray Industries, Inc. 871,900 4,224
Toshiba Corp. 13,200 460
Toyota Motor Corp. 530,200 7,354
Toyota Tsusho Corp. 25,800 866
Transcosmos, Inc. 16,100 371
Trend Micro, Inc. 32,900 1,656
Tsuruha Holdings, Inc. 26,300 1,528
Unicharm Corp. 41,888 1,276
USS Co., Ltd. 15,100 228
Yakult Honsha Co., Ltd. 40,600 2,247
Yamaha Motor Co., Ltd. 146,300 3,019
Yamatake Corp. 21,000 571
Yamato Holdings Co., Ltd. 242,900 3,595
309,583
Jordan - 0.0%
Hikma Pharmaceuticals PLC 340 5
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Kazakhstan - 0.3%
Kaspi.KZ JSC - GDR 61,068 3,997
NAC Kazatomprom JSC - GDR 110,113 2,907
6,904
Kenya - 0.1%
Safaricom PLC 6,616,360 1,369
Luxembourg - 0.5%
ArcelorMittal SA(Æ) 307,406 6,882
Eurofins Scientific SE 74,170 4,743
Globant SA(Æ) 283 53
RTL Group SA 32,404 1,100
Tenaris SA 32,274 501
13,279
Malaysia - 0.3%
AMMB Holdings BHD 1,628,984 1,409
CIMB Group Holdings BHD 1,416,433 1,653
Hong Leong Bank BHD 197,291 883
Hong Leong Financial Group BHD 261,314 1,055
IHH Healthcare BHD 23,910 30
Nestle Malaysia BHD 32,318 909
Public Bank BHD 680,000 643
6,582
Mexico - 1.0%
America Movil SAB de CV 1,347,760 1,275
America Movil SAB de CV Class L
- ADR 44,389 835
Arca Continental SAB de CV 33,398 274
Cemex SAB de CV(Æ) 1,138,599 443
Cemex SAB de CV - ADR(Æ) 1,204,321 4,649
Coca-Cola Femsa SAB de CV 53,530 337
Fomento Economico Mexicano SAB
de CV 68,153 489
Grupo Aeroportuario del Centro Norte
SAB de CV Class B 202,371 1,612
Grupo Bimbo SAB de CV 211,310 818
Grupo Carso SAB de CV 176,166 710
Grupo Cementos de Chihuahua SAB
de CV 338,260 2,100
Grupo Financiero Banorte SAB de CV
Class O 12,424 101
Grupo Financiero Inbursa SAB de CV
Class O(Æ) 1,287,868 2,377
Grupo Televisa SAB de CV - ADR 1,159,384 6,087
Industrias Bachoco SAB de CV 238,457 974
Orbia Advance Corp. SAB de CV 167,103 282
Sitios Latinoamerica SAB de CV(Æ) 67,388 20
Wal-Mart de Mexico SAB de CV 381,882 1,475
24,858
Netherlands - 4.6%
ABN AMRO Bank NV(Þ) 592,576 5,824
Adyen NV(Æ)(Þ) 2,291 3,282
Aegon NV 133,245 616

Russell Investment Company
Tax-Managed International Equity Fund
Schedule of Investments, continued — October 31, 2022
See accompanying notes which are an integral part of the financial statements.
250 Tax-Managed International Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Akzo Nobel NV 6,661 411
ASML Holding NV 24,288 11,450
Euronext NV(Þ) 8,055 511
Exor NV 27,332 1,837
Ferrari NV 30,866 6,091
Heineken Holding NV 18,563 1,268
Heineken NV 174,917 14,623
ING Groep NV 1,322,442 12,989
Koninklijke Ahold Delhaize NV 111,779 3,119
Koninklijke DSM NV 14,775 1,740
Koninklijke KPN NV 302,998 848
Koninklijke Philips NV 266,954 3,380
PostNL NV - ADR 169,785 266
Randstad NV 196,370 9,778
Shell PLC 1,145,269 31,732
Universal Music Group NV 181,710 3,561
VEON, Ltd.(Æ) 404,144 129
Wolters Kluwer NV 28,739 3,055
X5 Retail Group NV - GDR(Š) 56,160 —
116,510
New Zealand - 0.2%
Fisher & Paykel Healthcare Corp., Ltd. 395,457 4,501
Meridian Energy, Ltd. 4,494 13
4,514
Norway - 0.2%
DNB Bank ASA 72,403 1,277
Equinor ASA Class N 40,002 1,457
Mowi ASA 59,566 887
Norsk Hydro ASA 138,410 877
4,498
Peru - 0.1%
Credicorp, Ltd. 11,087 1,623
Philippines - 0.6%
AC Energy Corp. 377,190 41
Ayala Corp. 125,730 1,460
Ayala Land, Inc. 4,550,400 2,024
Bank of the Philippine Islands 1,481,150 2,459
BDO Unibank, Inc. 565,140 1,249
GT Capital Holdings, Inc. 133,740 955
Megaworld Corp. 26,605,000 960
Metro Pacific Investments Corp. 19,679,000 1,244
Metropolitan Bank & Trust Co. - ADR 3,196,620 2,869
Monde Nissin Corp.(Þ) 5,677,800 1,145
SM Investments Corp. 24,290 346
SM Prime Holdings, Inc. 1,162,300 635
15,387
Poland - 0.2%
Bank Polska Kasa Opieki SA 166,109 2,725
KGHM Polska Miedz SA 115,297 2,305
5,030
Portugal - 0.0%
Energias de Portugal SA 55,699 243
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Jeronimo Martins SGPS SA 572 12
255
Romania - 0.1%
NEPI Rockcastle NV 347,128 1,748
Russia - 0.0%
Fix Price Group, Ltd. - GDR(Æ)(Š) 183,060 —
Gazprom PJSC(Æ)(Š) 1,328,325 —
Lukoil PJSC(Æ)(Š) 45,621 —
Lukoil PJSC - ADR(Æ)(Š) 10,868 —
Novatek OAO(Æ)(Š) 56,290 —
Novolipetsk Steel AO(Æ)(Š) 194,760 —
Polyus PJSC(Æ)(Š) 11,471 —
Rosneft Oil Co. PJSC(Æ)(Š) 478,377 —
Sberbank of Russia PJSC(Æ)(Š) 3,518,608 —
Tatneft PJSC - ADR(Æ)(Š) 12,360 —
Yandex NV Class A(Æ)(Š) 47,709 —
—
Saudi Arabia - 0.8%
National Commercial Bank 479,672 7,578
Saudi Arabian Mining Co.(Æ) 369,844 8,229
Saudi Telecom Co. 386,330 4,154
19,961
Singapore - 0.4%
CDL Hospitality Trusts(Æ) 41,610 34
City Developments, Ltd. 34,600 187
DBS Group Holdings, Ltd. 224,523 5,421
Oversea-Chinese Banking Corp., Ltd. 114,995 985
Singapore Exchange, Ltd. 153,800 915
Singapore Technologies Engineering,
Ltd. 452,000 1,053
Singapore Telecommunications, Ltd. 409,300 723
United Overseas Bank, Ltd. 40,000 784
UOL Group, Ltd. 196,000 857
10,959
South Africa - 0.8%
Aspen Pharmacare Holdings, Ltd. 57,260 472
Barloworld, Ltd. - ADR 311,489 1,746
Bidvest Group, Ltd. (The) 163,201 1,888
Clicks Group, Ltd. 37,166 630
Discovery Holdings, Ltd. 159,266 1,043
FirstRand, Ltd. 236,828 830
Gold Fields, Ltd. - ADR 788,809 6,216
MTN Group, Ltd. 580,761 4,112
Northam Platinum Holdings, Ltd.(Æ) 57,676 542
Old Mutual, Ltd. 1,827,399 1,039
Remgro, Ltd. 138,745 1,033
Thungela Resources, Ltd. 13,250 203
19,754
South Korea - 4.1%
CJ CheilJedang Corp. 2,265 657
CJ Logistics Corp.(Æ) 7,381 455
Coway Co., Ltd. 52,656 2,038

Russell Investment Company
Tax-Managed International Equity Fund
Schedule of Investments, continued — October 31, 2022
See accompanying notes which are an integral part of the financial statements.
Tax-Managed International Equity Fund 251
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Daewoo Engineering & Construction
Co., Ltd.(Æ) 63,417 187
Doosan Fuel Cell Co., Ltd.(Æ) 132,054 2,516
Hana Financial Group, Inc. 230,330 6,653
Hankook Tire & Technology Co., Ltd. 83,729 2,143
Hanmi Pharm Co., Ltd. 5,572 992
Hanon Systems 40,874 223
Hansol Chemical Co., Ltd. 810 105
Hanwha Solutions Corp.(Æ) 26,072 858
HYBE Co., Ltd.(Æ) 8,953 758
Hyundai Glovis Co., Ltd. 4,672 569
Hyundai Marine & Fire Insurance Co.,
Ltd. 26,960 629
Hyundai Motor Co. 10,232 1,179
Industrial Bank of Korea 14,922 109
Kangwon Land, Inc.(Æ) 31,557 509
KB Financial Group, Inc. 456,870 15,369
Kia Corp. 159,767 7,421
Korea Electric Power Corp. 21,173 249
Korea Gas Corp. 10,317 252
Korea Zinc Co., Ltd. 3,182 1,427
KT Corp. - ADR 276,910 3,520
Kumho Petrochemical Co., Ltd. 3,298 302
LG Chem, Ltd. 43 19
LG Electronics, Inc. Class H 16,667 952
LG Energy Solution, Ltd.(Æ) 10,708 3,961
LG Uplus Corp. 35,871 288
NAVER Corp. 10,559 1,252
Orion Corp. 20,824 1,482
POSCO Holdings, Inc. 24,116 4,208
Samsung Biologics Co., Ltd.(Æ)(Þ) 4,881 2,999
Samsung Electro-Mechanics Co., Ltd. 9,068 767
Samsung Electronics Co., Ltd. 355,416 14,779
Samsung Engineering Co., Ltd.(Æ) 43,793 731
Samsung SDS Co., Ltd. 12,316 1,078
Shinhan Financial Group Co., Ltd. 206,486 5,253
SK Hynix, Inc. 263,603 15,256
SK Square Co., Ltd.(Æ) 17,923 464
Yuhan Corp. 30,111 1,262
103,871
Spain - 1.3%
Acciona SA 6,693 1,204
Amadeus IT Group SA Class A(Æ) 82,148 4,276
Banco Santander SA - ADR 452,034 1,169
CaixaBank SA 2,400,982 7,956
Cellnex Telecom SA(Þ) 211,561 6,914
EDP Renovaveis SA 60,884 1,281
Ferrovial SA 3,241 79
Iberdrola SA 310,302 3,152
Industria de Diseno Textil SA 199,343 4,515
Red Electrica Corp. SA 48,382 782
Repsol SA - ADR 63,159 859
32,187
Sweden - 1.3%
Alleima AB(Æ) 46,084 157
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Assa Abloy AB Class B 260,496 5,256
Atlas Copco AB(Æ) 238,918 2,551
Boliden AB(Æ) 22,945 667
Epiroc AB Class A 78,430 1,199
Hexagon AB(Æ) 757,955 7,486
Husqvarna AB Class B 101,182 600
Investor AB Class A 114,996 1,954
L E Lundbergforetagen AB Class B 47,696 1,882
Sandvik AB 230,424 3,602
Skandinaviska Enskilda Banken AB
Class A 112,699 1,188
SKF AB Class B 272,311 3,938
Svenska Cellulosa AB SCA Class B 44,745 527
Swedish Match AB 53,319 549
Telefonaktiebolaget LM Ericsson Class
B 235,906 1,311
Volvo Car AB Class B(Æ) 179,897 763
33,630
Switzerland - 6.0%
ABB, Ltd. 61,676 1,712
Accelleron Industries AG(Æ) 3,083 52
Adecco Group AG 121,399 3,795
Alcon, Inc. 66,781 4,062
Baloise Holding AG 6,483 885
Barry Callebaut AG 329 622
Chocoladefabriken Lindt & Spruengli
AG 133 2,504
Cie Financiere Richemont SA Class A 28,991 2,836
Credit Suisse Group AG Class A 381,083 1,567
EMS-Chemie Holding AG 1,465 923
Geberit AG 3,691 1,639
Georg Fisher AG 3,480 192
Givaudan SA 538 1,605
Julius Baer Group, Ltd. 133,081 6,385
Kuehne & Nagel International AG 2,623 558
LafargeHolcim, Ltd.(Æ) 77,164 3,500
Lonza Group AG 12,262 6,304
Nestle SA 224,575 24,443
Novartis AG 217,634 17,639
Partners Group Holding AG 6,175 5,535
Roche Holding AG 62,849 21,338
Schindler Holding AG 10,684 1,732
SGS SA 714 1,574
Sika AG 5,644 1,271
Sonova Holding AG 3,690 871
STMicroelectronics NV 44,447 1,386
Swatch Group AG (The) 14,922 623
Swatch Group AG (The) Class B 18,144 4,079
Swiss Life Holding AG 2,836 1,372
Swiss Prime Site AG Class A 5,286 426
Swisscom AG 3,811 1,882
UBS Group AG 1,654,886 26,202
Zurich Insurance Group AG 8,129 3,466
152,980

Russell Investment Company
Tax-Managed International Equity Fund
Schedule of Investments, continued — October 31, 2022
See accompanying notes which are an integral part of the financial statements.
252 Tax-Managed International Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Taiwan - 4.2%
Advantech Co., Ltd. 36,000 326
Asustek Computer, Inc. 5,432 40
Cathay Financial Holding Co., Ltd. 388,000 454
Chang Hwa Commercial Bank, Ltd. 2,813,001 1,446
China Airlines, Ltd. 226,062 118
China Development Financial Holding
Corp. 1,229,691 447
China Steel Corp. Class H 2,496,001 2,075
Chunghwa Telecom Co., Ltd. 159,826 550
CTBC Financial Holding Co., Ltd. 1,604,000 1,012
Delta Electronics, Inc. 150,000 1,195
E.Sun Financial Holding Co., Ltd. 1,115,581 802
Eva Airways Corp. 38,824 28
Evergreen Marine Corp. Taiwan, Ltd. 206,417 881
First Financial Holding Co., Ltd. 516,566 396
Formosa Petrochemical Corp. 226,000 581
Formosa Plastics Corp. 756,651 1,948
Fubon Financial Holding Co., Ltd. 1,404,966 2,215
Globalwafers Co., Ltd. 125,544 1,388
Hiwin Technologies Corp. 2,984 15
Hon Hai Precision Industry Co., Ltd. 4,756,101 15,093
Hon Hai Precision Industry Co., Ltd.
- GDR 19,317 120
Hua Nan Financial Holdings Co., Ltd. 2,520,753 1,643
International Games System Co., Ltd. 174,000 1,892
King Yuan Electronics Co., Ltd. 2,594,708 2,625
MediaTek, Inc. 472,240 8,604
Mega Financial Holding Co., Ltd. 107,386 99
Nan Ya Plastics Corp. 633,000 1,338
Nanya Technology Corp. 1,642,821 2,767
Novatek Microelectronics Corp. 229,000 1,705
Realtek Semiconductor Corp. 14,378 113
Shanghai Commercial & Savings Bank,
Ltd. (The) 795,000 1,143
Shin Kong Financial Holding Co., Ltd. 960,009 238
SinoPac Financial Holdings Co., Ltd. 79,011 39
Taishin Financial Holding Co., Ltd. 900,780 369
Taiwan Business Bank 188,975 70
Taiwan Cooperative Financial Holding
Co., Ltd. 665,459 515
Taiwan Semiconductor Manufacturing
Co., Ltd. 2,436,679 29,323
Taiwan Semiconductor Manufacturing
Co., Ltd. - ADR 233,994 14,402
United Microelectronics Corp.(Æ) 6,109,317 7,340
WPG Holdings, Ltd. 55,038 75
Yageo Corp. 70,800 803
Yang Ming Marine Transport Corp. 457,000 850
Yuanta Financial Holding Co., Ltd. 52,847 32
107,115
Thailand - 0.4%
Airports of Thailand PCL 718,800 1,398
Bangkok Dusit Medical Services PCL
Class F 356,100 276
Central Pattana PCL 764,100 1,379
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
CP ALL PCL 234,500 370
Kasikornbank PCL 1,421,500 5,459
Krung Thai Bank PCL 3,067,000 1,410
Minor International PCL(Æ) 104,709 78
PTT Exploration & Production PCL 163,100 778
PTT Global Chemical PCL 40,000 46
Siam Cement PCL (The) 19,000 162
Thai Union Group PCL Class F 231,700 110
11,466
Turkey - 0.1%
Arcelik AS 58,113 246
Ford Otomotiv Sanayi AS 3,109 61
Turk Telekomunikasyon AS 1,949,331 1,298
Turkcell Iletisim Hizmetleri AS 639,721 881
2,486
United Arab Emirates - 0.5%
Aldar Properties PJSC 2,779,646 3,271
Emaar Properties PJSC 2,709,758 4,474
Emirates NBD Bank PJSC 881,880 3,182
Emirates Telecommunications Group
Co. PJSC 231,251 1,625
12,552
United Kingdom - 8.3%
Anglo American PLC 262,102 7,841
Ashtead Group PLC 12,181 634
Associated British Foods PLC 97,043 1,499
AstraZeneca PLC 135,209 15,863
Aviva PLC 361,516 1,732
Babcock International Group PLC(Æ) 572,032 1,807
BAE Systems PLC 246,479 2,302
Barclays PLC 2,075,211 3,533
BP PLC 2,051,234 11,380
British American Tobacco PLC 34,955 1,381
British Land Co. PLC (The)(ö) 308,734 1,294
BT Group PLC 2,813,822 4,183
Bunzl PLC 43,949 1,431
Centrica PLC 1,588,051 1,396
CK Hutchison Holdings, Ltd. Class B 255,905 1,269
Compass Group PLC 399,137 8,406
Croda International PLC(Æ) 24,750 1,917
Diageo PLC 233,245 9,616
easyJet PLC(Æ) 343,667 1,373
Endeavour Mining PLC 265,478 4,650
Experian PLC 63,953 2,033
Ferguson PLC 22,075 2,405
Haleon PLC(Æ) 4,424,479 13,589
Halma PLC 73,741 1,787
HSBC Holdings PLC 2,020,114 10,362
InterContinental Hotels Group PLC(Æ) 5,906 318
Intertek Group PLC 16,050 672
J Sainsbury PLC 3,906,622 8,704
John Wood Group PLC(Æ) 1,696,803 2,711
Kingfisher PLC 524,701 1,316
Land Securities Group PLC(ö) 213,373 1,394

Russell Investment Company
Tax-Managed International Equity Fund
Schedule of Investments, continued — October 31, 2022
See accompanying notes which are an integral part of the financial statements.
Tax-Managed International Equity Fund 253
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Linde PLC 43,662 13,063
London Stock Exchange Group PLC 6,042 524
Marks & Spencer Group PLC(Æ) 517,558 626
National Grid PLC 84,582 920
Natwest Group PLC 1,384,238 3,717
Pearson PLC 62,098 684
Reckitt Benckiser Group PLC 47,104 3,121
RELX PLC 108,766 2,924
Sage Group PLC (The) 166,063 1,383
Schroders PLC 215,500 968
Scottish & Southern Energy PLC 33,791 603
Segro PLC(ö) 356,367 3,205
Smith & Nephew PLC 91,510 1,083
Spirax-Sarco Engineering PLC 12,289 1,513
Standard Chartered PLC 1,552,306 9,261
TechnipFMC PLC(Æ) 803,281 8,507
Tesco PLC 3,111,830 7,671
Travis Perkins PLC 440,831 4,160
Unilever PLC 99,364 4,520
Vodafone Group PLC 1,259,173 1,467
Weir Group PLC (The) 480,632 8,380
WPP PLC 358,677 3,147
210,245
United States - 2.2%
Abbott Laboratories 1,667 165
Accenture PLC Class A 41,203 11,697
Amdocs, Ltd. 72,497 6,257
CSL, Ltd. 17,230 3,088
GSK Finance No. 3 PLC 203,026 3,327
Jackson Financial, Inc. Class A 1,040 40
James Hardie Industries PLC 89,188 1,959
Las Vegas Sands Corp.(Æ) 64,667 2,458
Lululemon Athletica, Inc.(Æ) 15,455 5,085
MasterCard, Inc. Class A 1,606 527
Ovintiv, Inc. 3,635 184
Qiagen NV(Æ) 34,575 1,493
Schlumberger, Ltd. 369,258 19,212
Visa, Inc. Class A 1,936 401
Willis Towers Watson PLC(Æ) 2,541 554
56,447
Total Common Stocks
(cost $2,363,508) 2,372,228
Preferred Stocks - 1.6%
Brazil - 0.5%
Banco Bradesco SA
4.204% (Ÿ) 2,169,619 8,342
Itau Unibanco Holding SA
3.049% (Ÿ) 656,663 3,864
12,206
Germany - 0.7%
Henkel AG & Co. KGaA
2.780% (Ÿ) 56,503 3,562
Porsche Automobil Holding SE
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
4.503% (Ÿ) 9,492 531
Sartorius AG
0.332% (Ÿ) 14,860 5,244
Volkswagen AG
5.508% (Ÿ) 76,715 9,806
19,143
South Korea - 0.4%
Samsung Electronics Co., Ltd.
2.491% (Ÿ) 258,007 9,635
Total Preferred Stocks
(cost $43,497) 40,984
Warrants and Rights - 0.0%
Switzerland - 0.0%
Cie Financiere Richemont SA (Æ)
2023 Warrants 28,062 14
Thailand - 0.0%
Minor International PCL (Æ)
2023 Warrants 16,941 1
2024 Warrants 56,369 4
Thai Union Group PCL (Æ)
2022 Rights 6,570 —
5
Total Warrants and Rights
(cost $—) 19
Short-Term Investments - 2.8%
United States - 2.8%
U.S. Cash Management Fund(@) 70,318,073 (∞) 70,290
Total Short-Term Investments
(cost $70,295) 70,290
Total Investments - 97.7%
(identified cost $2,477,300) 2,483,521
Other Assets and Liabilities,
Net - 2.3%
58,208
Net Assets - 100.0%
2,541,729

Russell Investment Company
Tax-Managed International Equity Fund
Schedule of Investments, continued — October 31, 2022
See accompanying notes which are an integral part of the financial statements.
254 Tax-Managed International Equity Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
3.5%
3SBio, Inc. 06/28/22 HKD 1,518,000 0.83 1,257
1,072
ABN AMRO Bank NV 09/11/20 EUR 592,576 9.76 5,785
5,824
Adyen NV 09/10/20 EUR 2,291 2,190.08 5,017
3,282
Akeso, Inc. 10/31/22 HKD 515,000 4.05 2,085
2,068
Amundi SA 02/26/19 EUR 158,989 60.94 9,689
7,496
Budweiser Brewing Co. APAC, Ltd. 08/05/22 HKD 248,361 2.92 726
523
CALB Co., Ltd. 10/31/22 HKD 141,800 2.75 390
361
Cellnex Telecom SA 04/18/19 EUR 211,561 39.02 8,256
6,914
CGN Power Co., Ltd. 09/11/20 HKD 1,529,212 0.21 321
310
China International Capital Corp., Ltd. 06/28/22 HKD 615,200 2.13 1,309
852
China Tower Corp., Ltd. 06/28/22 HKD 10,674,000 0.12 1,325
966
Covestro AG 03/17/20 EUR 272,087 39.50 10,749
9,264
Euronext NV 03/01/22 EUR 8,055 89.09 718
511
Hapvida Participacoes e Investimentos SA 04/18/19 BRL 7,767,371 1.62 12,619
11,729
HDFC Life Insurance Co., Ltd. 03/02/22 INR 79,222 7.14 566
517
Hydro One, Ltd. 04/18/19 CAD 32,728 16.10 527
821
ICICI Lombard General Insurance Co., Ltd. 12/12/18 INR 6,431 12.74 82
91
InterGlobe Aviation, Ltd. 03/25/21 INR 216,636 24.63 5,336
4,664
Kuaishou Technology 06/28/22 HKD 1,084,700 11.11 12,046
4,475
Longfor Group Holdings, Ltd. 01/18/19 HKD 1,023,493 3.77 3,859
1,304
Meituan 01/13/20 HKD 539,867 21.33 11,518
8,588
Midea Real Estate Holding, Ltd. 06/28/22 HKD 823,000 1.56 1,283
575
Monde Nissin Corp. 06/22/21 PHP 5,677,800 0.30 1,703
1,145
Nexi SpA 06/28/22 EUR 1,137 8.56 10
10
Nongfu Spring Co., Ltd. 06/28/22 HKD 114,321 5.77 660
575
Pirelli & C. SpA 04/28/20 EUR 11,373 3.74 42
43
Postal Savings Bank of China Co., Ltd. 01/18/19 HKD 2,126,001 0.59 1,253
987
Reliance Industries, Ltd. 06/03/15 INR 78,033 14.13 1,102
4,770
Samsung Biologics Co., Ltd. 03/25/21 KRW 4,881 632.78 3,089
2,999
SBI Life Insurance Co., Ltd. 03/23/22 INR 38,293 14.37 550
585
Shandong Gold Mining Co., Ltd. 08/05/22 HKD 884,250 1.77 1,565
1,406
Siemens Healthineers AG 12/21/20 EUR 10,301 51.16 527
474
WH Group, Ltd. 10/26/15 HKD 2,269,826 0.71 1,622
1,145
Worldline SA 06/28/22 EUR 1,763 40.16 71
77
Zalando SE 06/28/22 EUR 68,085 19.26 1,311 1,570
87,993
For a description of restricted securities see note 8 in the Notes to Financial Statements.

Russell Investment Company
Tax-Managed International Equity Fund
Schedule of Investments, continued — October 31, 2022
See accompanying notes which are an integral part of the financial statements.
Tax-Managed International Equity Fund 255
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
Amsterdam Index Futures 18 EUR 2,408 11/22
86
Australian Dollar Currency Futures 1,151 USD 73,676 12/22
(3,885)
British Pound Currency Futures 480 USD 34,458 12/22
(298)
CAC40 Euro Index Futures 111 EUR 6,958 11/22
190
Canadian Dollar Currency Futures 1,204 USD 88,380 12/22
(2,434)
Dow Jones Index Futures 13 EUR 4,319 12/22
125
EURO STOXX 50 Index Futures 107 EUR 3,871 12/22
111
FTSE 100 Index Futures 103 GBP 7,321 12/22
(364)
FTSE/MIB Index Futures 13 EUR 1,465 12/22
51
IBEX 35 Index Futures 19 EUR 1,511 11/22
70
Japanese Yen Currency Futures 966 USD 81,699 12/22
(3,700)
New Zealand Dollar Currency Futures 45 USD 2,616 12/22
(84)
Norwegian Krone Currency Futures 31 USD 5,979 12/22
(168)
OMXS30 Index Futures 89 SEK 17,471 11/22
25
S&P/TSX 60 Index Futures 466 CAD 109,752 12/22
(496)
SPI 200 Index Futures 689 AUD 118,095 12/22
(1,494)
TOPIX Index Futures 254 JPY 4,892,040 12/22 275
Short Positions
Euro Currency Futures 358 USD 44,408 12/22
68
Hang Seng Index Futures 49 HKD 35,861 11/22
189
MSCI Emerging Markets Index Futures 1,347 USD 57,490 12/22
5,767
MSCI Singapore Index Futures 111 SGD 3,086 11/22
(82)
S&P 500 E-Mini Index Futures 312 USD 60,575 12/22
3,518
Swiss Franc Currency Futures 246 USD 30,875 12/22 1,350
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å) (1,180)
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Bank of America USD 2,812 DKK 21,183 11/02/22 —
Bank of America USD 9,787 EUR 9,902 11/02/22 (1)
Bank of America USD 208 GBP 182 11/02/22 —
Bank of America USD 7,848 HKD 61,607 11/02/22 —
Bank of America USD 996 SEK 10,995 11/02/22 —
Bank of America AED 8,089 USD 2,202 11/02/22 —
Bank of America AUD 2,408 USD 1,536 11/03/22 (5)
Bank of America CHF 2,879 USD 2,874 11/02/22 —
Bank of America JPY 598,568 USD 4,024 11/02/22 (3)
Bank of America SGD 927 USD 655 11/02/22 —
Royal Bank of Canada USD 632 CAD 861 11/02/22 —
Royal Bank of Canada CAD 843 USD 619 11/02/22 —
State Street BRL 29,188 USD 5,642 11/03/22 (8)
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts (17)

Russell Investment Company
Tax-Managed International Equity Fund
Schedule of Investments, continued — October 31, 2022
See accompanying notes which are an integral part of the financial statements.
256 Tax-Managed International Equity Fund
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total % of Net Assets
Common Stocks
Argentina $ 1,384 $ — $ —
$ —
$ 1,384 0.1
Australia — 51,497 —
—
51,497 2.0
Austria — 8,404 —
—
8,404 0.3
Belgium — 7,787 —
—
7,787 0.3
Brazil 62,941 314 —
—
63,255 2.5
Canada 138,468 — —
—
138,468 5.4
Chile 8,182 552 —
—
8,734 0.3
China 2 9 , 214 179,487 72
—
20 8 , 773 8. 2
Denmark — 32,537 158
—
32,695 1.3
Finland — 17,444 —
—
17,444 0.7
France — 192,474 —
—
192,474 7.5
Germany — 89,442 —
—
89,442 3.5
Ghana 2,411 2,051 —
—
4,462 0.2
Greece — 5,962 —
—
5,962 0.2
Hong Kong — 41 , 930 —
—
41 , 930 1. 6
India 767 98,132 —
—
98,899 3.9
Indonesia — 17,550 —
—
17,550 0.7
Ireland 25,209 19,909 —
—
45,118 1.8
Israel 2,931 8,686 —
—
11,617 0.4
Italy 5,673 34,862 —
—
40,535 1.6
Japan 870 308,713 —
—
309,583 12.2
Jordan — 5 —
—
5 —
*
Kazakhstan — 6,904 —
—
6,904 0.3
Kenya — 1,369 —
—
1,369 0.1
Luxembourg 53 13,226 —
—
13,279 0.5
Malaysia — 6,582 —
—
6,582 0.3
Mexico 24,858 — —
—
24,858 1.0
Netherlands 1 ,966 114,544 —
—
116, 510 4.6
New Zealand — 4,514 —
—
4,514 0.2
Norway — 4,498 —
—
4,498 0.2
Peru 1,623 — —
—
1,623 0.1
Philippines — 15,387 —
—
15,387 0.6
Poland — 5,030 —
—
5,030 0.2
Portugal — 255 —
—
255 —
*
Romania — 1,748 —
—
1,748 0.1
Russia — — —
—
— —
Saudi Arabia — 19,961 —
—
19,961 0.8
Singapore — 10,959 —
—
10,959 0.4
South Africa 6,216 13,538 —
—
19,754 0.8

Russell Investment Company
Tax-Managed International Equity Fund
Schedule of Investments, continued — October 31, 2022
See accompanying notes which are an integral part of the financial statements.
Tax-Managed International Equity Fund 257
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total % of Net Assets
South Korea 4,149 99,722 —
—
103,871 4.1
Spain — 32,187 —
—
32,187 1.3
Sweden — 33,630 —
—
33,630 1.3
Switzerland 52 152,928 —
—
152,980 6.0
Taiwan 14,402 92,713 —
—
107,115 4.2
Thailand — 11,466 —
—
11,466 0.4
Turkey — 2,486 —
—
2,486 0.1
United Arab Emirates — 12,552 —
—
12,552 0.5
United Kingdom 10,108 200,137 —
—
210,245 8.3
United States 46,580 9,867 —
—
56,447 2.2
Preferred Stocks 12,206 28,778 — — 40,984 1.6
Warrants and Rights 19 — — — 19 —
*
Short-Term Investments — — — 70,290 70,290 2.8
Total Investments 400,282 2,012,719 230 70,290 2,483,521 97.7
Other Assets and Liabilities, Net
2.3
100.0
Other Financial Instruments
Assets
Futures Contracts 11,82 5 — — — 11,82 5 0.5
A
Liabilities
Futures Contracts (13,00 5 ) — — — (13,00 5 ) (0. 5 )
Foreign Currency Exchange Contracts (17) — — — (17) (—)
*
Total Other Financial Instruments
**
$ (1,19 7 ) $ — $ — $ — $ (1,19 7 )
* Less than 0.05% of net assets.
** Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of
Investments.
For a description of the Levels, see note 2 in the Notes to Financial Statements.
For a disclosure on transfers into and out of Level 3 during the period ended October 31, 2022, see note 2 in the Notes to
Financial Statements.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value for the period ended
October 31, 2022, were less than 1% of net assets.
Amounts in thousands
Sector Exposure
Fair Value
$
Common Stocks
Consumer Discretionary ....................................................................
369,364
Consumer Staples ...............................................................................
153,989
Energy ................................................................................................
161,989

Russell Investment Company
Tax-Managed International Equity Fund
Schedule of Investments, continued — October 31, 2022
See accompanying notes which are an integral part of the financial statements.
258 Tax-Managed International Equity Fund
Financial Services ..............................................................................
558,618
Health Care ........................................................................................
197,030
Materials and Processing ...................................................................
259,484
Producer Durables ..............................................................................
262,971
Technology .........................................................................................
290,358
Utilities ...............................................................................................
118,425
Preferred Stocks
Consumer Discretionary ....................................................................
10,337
Consumer Staples ...............................................................................
3,562
Financial Services ..............................................................................
12,206
Technology .........................................................................................
14,879
Warrants and Rights ...................................................................
19
Short-Term Investments .............................................................
70,290
Total Investments ............................................................................... 2,483,521

Russell Investment Company
Tax-Managed International Equity Fund
Fair Value of Derivative Instruments — October 31, 2022
See accompanying notes which are an integral part of the financial statements.
Tax-Managed International Equity Fund 259
Amounts in thousands
Derivatives not accounted for as hedging instruments
Equity
Contracts
Foreign
Currency
Contracts
Location: Statement of Assets and Liabilities - Assets
Variation margin on futures contracts* $ 10,407 $ 1,418
Location: Statement of Assets and Liabilities - Liabilities
Variation margin on futures contracts* $ 2,436 $ 10,569
Unrealized depreciation on foreign currency exchange contracts — 17
Total
$ 2,436 $ 10,586
Derivatives not accounted for as hedging instruments
Equity
Contracts
Foreign
Currency
Contracts
Location: Statement of Operations - Net realized gain (loss)
Futures contracts $ 16,272 $ (34,906)
Foreign currency exchange contracts — (152)
Total
$ 16,272 $ (35,058)
Location: Statement of Operations - Net change in unrealized appreciation (depreciation)
Futures contracts $ 4,461 $ (7,950)
Foreign currency exchange contracts — (20)
Total
$ 4,461 $ (7,970)
* Includes cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the
Statement of Assets and Liabilities.
For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

Russell Investment Company
Tax-Managed International Equity Fund
Balance Sheet Offsetting of Financial and Derivative Instruments —
October 31, 2022
See accompanying notes which are an integral part of the financial statements.
260 Tax-Managed International Equity Fund
Amounts in thousands
Offsetting of Financial Liabilities and Derivative Liabilities
Description Location: Statement of Assets and Liabilities - Liabilities
Gross
Amounts of
Recognized
Liabilities
Gross
Amounts
Offset in the
Statement
of Assets
and
Liabilities
Net Amounts
of Liabilities
Presented in
the Statement
of Assets and
Liabilities
Foreign Currency Exchange Contracts Unrealized depreciation on foreign currency exchange contracts $ 17 $ — $ 17
Total Financial and Derivative Liabilities
17 — 17
Financial and Derivative Liabilities not subject to a netting agreement
(17) — (17)
Total Financial and Derivative Liabilities subject to a netting agreement
$ — $ — $ —
For further disclosure on derivatives and counterparty risk see note 2 in the Notes to Financial Statements.

Russell Investment Company
Tax-Managed International Equity Fund
See accompanying notes which are an integral part of the financial statements.
Tax-Managed International Equity Fund 261
Statement of Assets and Liabilities — October 31, 2022
Amounts in thousands
Assets
Investments, at identified cost ......................................................................................................................................................
$ 2,477,300
Investments, at fair value(>) ........................................................................................................................................................
2,483,521
Foreign currency holdings(^) ....................................................................................................................................................... 15,188
Receivables:
Dividends and interest ...................................................................................................................................................... 4,629
Dividends from affiliated funds ....................................................................................................................................... 152
Investments sold ............................................................................................................................................................... 55,143
Fund shares sold ............................................................................................................................................................... 12,873
Foreign capital gains taxes recoverable ........................................................................................................................... 4,816
From broker(a) ................................................................................................................................................................. 32,093
Total assets ...............................................................................................................................................................
2,608,415
Liabilities
Payables:
Investments purchased ..................................................................................................................................................... 58,730
Fund shares redeemed ...................................................................................................................................................... 2,578
Accrued fees to affiliates .................................................................................................................................................. 1,952
Other accrued expenses .................................................................................................................................................... 388
Variation margin on futures contracts .............................................................................................................................. 1,154
Deferred capital gains tax liability ................................................................................................................................... 1,867
Unrealized depreciation on foreign currency exchange contracts ............................................................................................... 17
Total liabilities ...........................................................................................................................................................
66,686
Net Assets ...............................................................................................................................................................
$ 2,541,729

Russell Investment Company
Tax-Managed International Equity Fund
See accompanying notes which are an integral part of the financial statements.
262 Tax-Managed International Equity Fund
Statement of Assets and Liabilities, continued — October 31, 2022
Amounts in thousands
Net Assets Consist of:
Total distributable earnings (losses) .............................................................................................................................................
$ (385,007)
Shares of beneficial interest .........................................................................................................................................................
2,794
Additional paid-in capital ............................................................................................................................................................
2,923,942
Net Assets ...............................................................................................................................................................
$ 2,541,729
Net Asset Value
,
offering and redemption price per share:
Net asset value per share: Class A(#) ........................................................................................................................................... $ 9.05
Maximum offering price per share (Net asset value plus sales charge of 5.75%): Class A ..................................................... $ 9.60
Class A
—
Net assets ........................................................................................................................................................... $ 23,630,484
Class A
—
Shares outstanding ($.01 par value) .................................................................................................................. 2,611,484
Net asset value per share: Class C(#) ........................................................................................................................................... $ 8.92
Class C
—
Net assets ........................................................................................................................................................... $ 7,485,222
Class C
—
Shares outstanding ($.01 par value) .................................................................................................................. 838,968
Net asset value per share: Class M(#) .......................................................................................................................................... $ 9.10
Class M
—
Net assets .......................................................................................................................................................... $ 728,774,079
Class M
—
Shares outstanding ($.01 par value) .................................................................................................................. 80,067,761
Net asset value per share: Class S(#) ........................................................................................................................................... $ 9.10
Class S
—
Net assets ............................................................................................................................................................ $ 1,781,839,694
Class S
—
Shares outstanding ($.01 par value) ................................................................................................................... 195,900,985
Amounts in thousands
(^)     Foreign currency holdings - cost $ 15,147
(>)     Investments in affiliates, U.S. Cash Management Fund $ 70,290
(a)     Receivable from Broker for Futures $ 32,093
(#) Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

Russell Investment Company
Tax-Managed International Equity Fund
See accompanying notes which are an integral part of the financial statements.
Tax-Managed International Equity Fund 263
Statement of Operations — For the Period Ended October 31, 2022
Amounts in thousands
Investment Income
Dividends ......................................................................................................................................................................... $ 89, 375
Dividends from affiliated funds ....................................................................................................................................... 708
Less foreign taxes withheld ............................................................................................................................................. (9,214)
Total investment income ..............................................................................................................................................................
80,869
Expenses
Advisory fees ................................................................................................................................................................... 22,871
Administrative fees .......................................................................................................................................................... 1,338
Custodian fees .................................................................................................................................................................. 854
Distribution fees - Class A ............................................................................................................................................... 65
Distribution fees - Class C ............................................................................................................................................... 62
Transfer agent fees - Class A ........................................................................................................................................... 52
Transfer agent fees - Class C ........................................................................................................................................... 17
Transfer agent fees - Class M .......................................................................................................................................... 1,555
Transfer agent fees - Class S ............................................................................................................................................ 3,925
Professional fees .............................................................................................................................................................. 377
Registration fees ............................................................................................................................................................... 156
Shareholder servicing fees - Class C ............................................................................................................................... 21
Trustees’ fees .................................................................................................................................................................... 153
Printing fees ..................................................................................................................................................................... 96
Miscellaneous .................................................................................................................................................................. 86
Expenses before reductions .............................................................................................................................................. 31,628
Expense reductions .......................................................................................................................................................... (3,398)
Net expenses ................................................................................................................................................................................
28,230
Net investment income (loss) .......................................................................................................................................................
52,639
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments (net of foreign capital gains taxes of $703) ................................................................................................. (121,087)
Investments in affiliated funds ......................................................................................................................................... (4)
Futures contracts .............................................................................................................................................................. (18,634)
Foreign currency exchange contracts ............................................................................................................................... (152)
Foreign currency-related transactions .............................................................................................................................. (4,100)
Net realized gain (loss) ................................................................................................................................................................
(143,977)
Net change in unrealized appreciation (depreciation) on:
Investments (net of deferred tax liability for foreign capital gains taxes of $ 919 ) .......................................................... (728,760)
Investments in affiliated funds ......................................................................................................................................... (5)
Futures contracts .............................................................................................................................................................. (3,489)
Foreign currency exchange contracts ............................................................................................................................... (20)
Foreign currency-related transactions .............................................................................................................................. (753)
Net change in unrealized appreciation (depreciation) ................................................................................................................. (733,027)
Net realized and unrealized gain (loss) ........................................................................................................................................ (877,004)
Net Increase (Decrease) in Net Assets from Operations ....................................................................................
$ (824,365)

Russell Investment Company
Tax-Managed International Equity Fund
See accompanying notes which are an integral part of the financial statements.
264 Tax-Managed International Equity Fund
Statements of Changes in Net Assets
Amounts in thousands
For the Periods Ended October 31,
2022 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss) .............................................................................................................. $ 52,639 $ 43,077
Net realized gain (loss) ....................................................................................................................... (143,977) 41,110
Net change in unrealized appreciation (depreciation) ........................................................................ (733,027) 527,483
Net increase (decrease) in net assets from operations .............................................................................. (824,365) 611,670
Distributions
To shareholders
Class A .......................................................................................................................................... (572) (316)
Class C .......................................................................................................................................... (123) (54)
Class M ......................................................................................................................................... (18,925) (7,800)
Class S .......................................................................................................................................... (47,053) (26,190)
Net decrease in net assets from distributions ............................................................................................ (66,673) (34,360)
Share Transactions*
Net increase (decrease) in net assets from share transactions ................................................................... 586,659 437,802
Total Net Increase (Decrease) in Net Assets ........................................................................
(304,379) 1,015,112
Net Assets
Beginning of period .................................................................................................................................. 2,846,108 1,830,996
End of period .............................................................................................................................................
$ 2,541,729 $ 2,846,108

Russell Investment Company
Tax-Managed International Equity Fund
See accompanying notes which are an integral part of the financial statements.
Tax-Managed International Equity Fund 265
Statements of Changes in Net Assets, continued
* Share transaction amounts (in thousands) for the periods ended October 31, 2022 and October 31, 2021 were as follows:
2022 2021
Shares Dollars Shares Dollars
Class A
Proceeds from shares sold 984 $ 10,363 458 $ 5,569
Proceeds from reinvestment of distributions 48 562 27 310
Payments for shares redeemed (623) (6,421) (342) (4,155)
Net increase (decrease)
409 4,504 143 1,724
Class C
Proceeds from shares sold 293 3,058 210 2,522
Proceeds from reinvestment of distributions 10 123 5 54
Payments for shares redeemed (210) (2,228) (140) (1,658)
Net increase (decrease)
93 953 75 918
Class M
Proceeds from shares sold 28,773 310,667 34,802 415,566
Proceeds from reinvestment of distributions 1,602 18,904 686 7,800
Payments for shares redeemed (12,218) (128,150) (6,896) (83,643)
Net increase (decrease)
18,157 201,421 28,592 339,723
Class S
Proceeds from shares sold 68,446 732,007 40,694 496,755
Proceeds from reinvestment of distributions 3,982 46,991 2,300 26,152
Payments for shares redeemed (38,638) (399,217) (36,214) (427,470)
Net increase (decrease)
33,790 379,781 6,780 95,437
Total increase (decrease)
52,449 $ 586,659 35,590 $ 437,802

Russell Investment Company
Tax-Managed International Equity Fund
Financial Highlights — For the Periods Ended
See accompanying notes which are an integral part of the financial statements.
266 Tax-Managed International Equity Fund
For a Share Outstanding Throughout Each Period.
$
Net Asset Value,
Beginning of
Period
$
Net Investment
Income (Loss)
(a)(d)
$
Net Realized
and Unrealized
Gain (Loss)
$
Total from
Investment
Operations
$
Distributions
from Net
Investment Income
$
Total
Distributions
Class A
October 31, 2022 12.48 .17 (3.35) (3.18) (.25) (.25)
October 31, 2021 9.53 .18 2.92 3.10 (.15) (.15)
October 31, 2020 10.53 .13 (.90) (.77) (.23) (.23)
October 31, 2019 9.86 .20 .58 .78 (.11) (.11)
October 31, 2018 11.18 .16 (1.35) (1.19) (.13) (.13)
Class C
October 31, 2022 12.30 .09 (3.30) (3.21) (.17) (.17)
October 31, 2021 9.41 .08 2.89 2.97 (.08) (.08)
October 31, 2020 10.41 .05 (.90) (.85) (.15) (.15)
October 31, 2019 9.75 .12 .59 .71 (.05) (.05)
October 31, 2018 11.09 .07 (1.34) (1.27) (.07) (.07)
Class M
October 31, 2022 12.55 .21 (3.37) (3.16) (.29) (.29)
October 31, 2021 9.57 .23 2.94 3.17 (.19) (.19)
October 31, 2020 10.58 .16 (.91) (.75) (.26) (.26)
October 31, 2019 9.92 .26 .56 .82 (.16) (.16)
October 31, 2018 11.25 .19 (1.35) (1.16) (.17) (.17)
Class S
October 31, 2022 12.54 .20 (3.36) (3.16) (.28) (.28)
October 31, 2021 9.57 .20 2.94 3.14 (.17) (.17)
October 31, 2020 10.57 .15 (.90) (.75) (.25) (.25)
October 31, 2019 9.91 .22 .59 .81 (.15) (.15)
October 31, 2018 11.23 .18 (1.35) (1.17) (.15) (.15)

See accompanying notes which are an integral part of the financial statements.
Tax-Managed International Equity Fund 267
$
Net Asset Value,
End of
Period
%
Total
Return
(c)
$
Net Assets,
End of Period
(000)
%
Ratio of Expenses
to Average
Net Assets,
Gross
%
Ratio of Expenses
to Average
Net Assets,
Net
(d)
%
Ratio of Net
Investment Income
to Average
Net Assets
(d)
%
Portfolio
Turnover Rate
9.05 (25.93) 23,630 1.38 1.29 1.61 68
12.48 32.74 27,480 1.38 1.29 1.45 48
9.53 (7.59) 19,622 1.41 1.29 1.40 100
10.53 8.10 14,323 1.40 1.28 1.99 77
9.86 (10.79) 12,333 1.41 1.32 1.43 47
8.92 (26.45) 7,485 2.13 2.04 .87 68
12.30 31.65 9,172 2.13 2.04 .68 48
9.41 (8.34) 6,309 2.16 2.04 .55 100
10.41 7.34 5,698 2.15 2.03 1.25 77
9.75 (11.54) 5,068 2.16 2.07 .60 47
9.10 (25.68) 728,774 1.14 .94 1.98 68
12.55 33.29 776,828 1.13 .94 1.86 48
9.57 (7.37) 318,990 1.16 .94 1.66 100
10.58 8.44 264,934 1.16 .94 2.60 77
9.92 (10.52) 88,807 1.17 .97 1.74 47
9.10 (25.70) 1,781,840 1.13 1.04 1.87 68
12.54 33.04 2,032,628 1.13 1.04 1.68 48
9.57 (7.38) 1,486,075 1.16 1.04 1.54 100
10.57 8.33 1,472,807 1.15 1.03 2.22 77
9.91 (10.58) 1,210,778 1.16 1.07 1.60 47

Russell Investment Company
Tax-Managed International Equity Fund
See accompanying notes which are an integral part of the financial statements.
268 Tax-Managed International Equity Fund
Related Party Transactions, Fees and Expenses
Accrued fees payable to affiliates for the period ended October 31, 2022 were as follows:
Transactions (amounts in thousands) during the period ended October 31, 2022 with Underlying Funds which are, or were, an affiliated company are as follows:
Federal Income Taxes
At October 31, 2022, the cost of investments, net unrealized appreciation (depreciation), and components of distributable earnings for income tax purposes were as follows:
For the fiscal years ended October 31, 2022 and October 31, 2021, respectively, the Fund made the following tax basis distributions:
Net investment income and net realized gains (losses) in the financial statements may differ from taxable net investment income and net realized gains (losses). Capital accounts within the financial statements are adjusted for permanent differences between book and tax accounting.  These differences may be due to foreign currency gains or losses, reclassifications of dividends and /or differences in treatment of income from swaps.  These adjustments have no impact on the net assets.
At October 31, 2022, there were no adjustments to the Statement of Assets and Liabilities.
Advisory fees $ 1,469,891
Administration fees 102,926
Distribution fees 9,421
Shareholder servicing fees 1,539
Transfer agent fees 362,057
Trustee fees 5,842
$ 1,951,676
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Income
Distributions
Capital Gains
Distributions
U.S. Cash Management Fund $ 53,447 $ 1,006,191 $ 989,339 $ (4) $ (5) $ 70,290 $ 708 $ —
Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
Undistributed
Ordinary Income
Undistributed
Long-Term
Capital Gains
(Capital Loss
Carryforward)
$ 2,489,739,408 $ 376,959,216 $ (384,366,767) $ (7,407,551) $ 35,894,063 $ (410,717,182)
October 31, 2022 October 31, 2021
Ordinary Income
Distributions
Long-Term
Capital Gain
Distributions
Return of
Capital
Ordinary Income
Distributions
Long-Term
Capital Gain
Distributions
Return of
Capital
$ 66,673,499 $ — $ — $ 34,359,742 $ — $ —
Total distributable earnings (losses)
$ —
Additional paid-in capital
—

Russell Investment Company
Tax-Managed Real Assets Fund
Portfolio Management Discussion and Analysis — October 31, 2022
(Unaudited)
270 Tax-Managed Real Assets Fund
Tax-Managed Real Assets Fund - Class A
‡
Total
Return
1 Year (16 .83)%
Inception* 3 .75%§
Tax-Managed Real Assets Fund - Class C
Total
Return
1 Year (12 .40)%
Inception* 4 .79%§
Tax-Managed Real Assets Fund - Class M
Total
Return
1 Year (11 .42)%
Inception* 5 .96%§
Tax-Managed Real Assets Fund - Class S
Total
Return
1 Year (11 .51)%
Inception* 5 .85%§
MSCI World Index (Net)
**
Total
Return
1 Year (18.48)%
Inception* 6.99%§
Tax-Managed Real Assets Blended Benchmark
***
Total
Return
1 Year (7.47)%
Inception* 4.3 8%§

Russell Investment Company
Tax-Managed Real Assets Fund
Portfolio Management Discussion and Analysis, continued — October 31,
2022 (Unaudited)
Tax-Managed Real Assets Fund 271
The Tax-Managed Real Assets Fund (the “Fund”) employs
a multi-manager approach whereby Russell Investment
Management, LLC (“RIM”) manages a portion of the Fund’s
assets based upon model portfolios provided by multiple non-
discretionary money managers. The Fund’s money managers
have non-discretionary assignments pursuant to which they
provide a model portfolio to RIM representing their investment recommendations, based upon which RIM purchases and sells
securities for the Fund. RIM also manages the portion of the
Fund’s assets that RIM determines not to manage based upon
model portfolios provided by the Fund’s money managers. RIM
may change the allocation of the Fund’s assets at any time. An exemptive order from the Securities and Exchange Commission
permits RIM to engage or terminate a money manager at
any time, subject to approval by the Fund’s Board, without a shareholder vote. Pursuant to the terms of the exemptive order, the Fund is required to notify its shareholders within 90 days of when a money manager begins providing services. As of
October 31, 2022, the Fund had three money managers.
What is the Fund’s investment objective?
The Fund seeks to provide long-term capital growth on an after-
tax basis.
How did the Fund perform relative to its benchmark
for the fiscal year ended October 31, 2022?
For the fiscal year ended October 31, 2022 (the “fiscal year”), the Fund’s Class A, Class C, Class M, and Class S Shares
lost 11.76%, 12.40%, 11.42% and 11.51%, respectively. This
is compared to the Fund’s benchmark, the MSCI World Net
Dividend Index, which lost 18.48% during the fiscal year. The
Tax-Managed Real Assets Blended Benchmark (the “Secondary
Benchmark”), a composite index composed of 30% S&P Global
Natural Resources Index, 30% S&P Global Infrastructure Index
(Net TR) and 40% FTSE NAREIT Equity REIT Index, lost
7.47% during the fiscal year. The Fund’s Secondary Benchmark provides a means to compare the Fund’s average annual
return to a secondary benchmark that is more representative
of the investment strategies pursued by the Fund. The Fund’s performance includes operating expenses, whereas index
returns are unmanaged and do not include expenses of any kind.
For the fiscal year, the Morningstar
®
Global Large-Stock Blend
Category, a group of funds that Morningstar, Inc. considers to have investment strategies similar to those of the Fund, lost
19.09%. This result serves as a peer comparison and is expressed net of operating expenses.
RIM may assign a money manager a specific style or
capitalization benchmark other than the Fund’s index (a
“RIM-assigned benchmark”). However, the Fund’s primary
index remains the benchmark for the Fund and is intended to
be representative of the aggregate of each money manager’s
benchmark index.
How did market conditions affect the Fund’s
performance?
Global equity markets declined over the fiscal year, driven
largely by macro-economic concerns. With respect to real assets, natural resources was the best performing asset class followed by infrastructure. Real estate securities lagged, underperforming broader equities.
In terms of sector performance within the Fund’s benchmark
over the fiscal year, natural resource equities were the best performers. The energy sector was the top performer while
agriculture and metals and mining sectors lagged. Real estate securities lagged relative to the Fund’s Secondary Benchmark.
Office and data center sectors also lagged, while infrastructure outperformed, driven largely by strength from the midstream
energy sector.
In terms of factor performance, growth, size, and quality were main drivers of negative market performance over the fiscal
year, while the value factor was additive.
How did the investment strategies and techniques
employed by the Fund and its money managers affect
its benchmark relative performance?
During the fiscal year, the Fund was generally overweight
to infrastructure and real estate and underweight to natural resources relative to the Fund’s strategic target allocation to the money manager strategies, which detracted from performance.
Stock selection in natural resource equities detracted from
performance, driven largely by stock selection within the energy sector. Security selection in the infrastructure portion of the
Fund contributed positively to performance, particularly within the energy and industrial sectors.
Money manager performance was mixed for the fiscal year, with one outperforming and two underperforming their respective
benchmarks.
RREEF America L.L.C. underperformed its RIM-assigned
benchmark over the fiscal year. Security selection was a
significant driver of the underperformance, as selection
among industrial, office, storage and health care detracted.
An overweight to data centers and underweight to malls also
negatively impacted performance. Security selection within the specialty sector was additive.
First Sentier Investors (Australia) IM Ltd. outperformed its benchmark over the fiscal year. Outperformance was driven by favorable security selection within the airports and midstream energy sectors. A zero-weight to marine ports also contributed

Russell Investment Company
Tax-Managed Real Assets Fund
Portfolio Management Discussion and Analysis, continued — October 31,
2022 (Unaudited)
272 Tax-Managed Real Assets Fund
to excess returns. Out-of-index exposure to communications
was a notable detractor.
Grantham Mayo Van Otterloo & Co. LLC underperformed its
RIM-assigned benchmark over the fiscal year. Security selection within the energy sector, particularly among integrated oil and gas companies, drove underperformance. Security selection
within the oil refining and oil exploration sectors also detracted.
A zero-weight to gold and positive stock selection within steel benefitted performance.
RIM manages assets not allocated to money manager strategies and the Fund’s cash balances.
During the fiscal year, RIM utilized a positioning strategy
which seeks to improve the Fund’s after-tax returns and control
Fund-level exposures and risks through the purchase of a stock portfolio. RIM managed the tax lots of the Fund and harvested losses and deferred capital gains with respect to certain securities during the fiscal year to seek to improve the after-tax returns of the Fund. This activity had the intended effect of improving after-tax returns during the fiscal year. Using quantitative and/
or rules-based processes and qualitative analysis, the strategy seeks to offer a broadly diversified exposure to the full set of real asset sub-sectors and includes a broad basket of equity securities across the listed real estate, infrastructure and natural resource sectors. During the fiscal year, the strategy outperformed the
Fund’s benchmark, benefitting from favorable positioning in
natural resources (including an overweight in energy) while
positioning in real estate (including an overweight in data
centers) detracted.
During the fiscal year, RIM partially equitized the Fund’s cash using index futures contracts to provide the Fund with greater market exposure and this strategy performed as intended.
Describe any changes to the Fund’s structure or the
money manager line-up.
There were no changes to the Fund’s structure or money
manager line-up during the fiscal year.
The views expressed in this report reflect those of
the portfolio managers only through the end of the
fiscal year covered by the report. These views do not
necessarily represent the views of RIM or any other
person in RIM or any other affiliated organization.
These views are subject to change at any time based
upon market conditions or other events, and RIM
disclaims any responsibility to update the views
contained herein. These views should not be relied
on as investment advice and, because investment
decisions for a Russell Investment Company (“RIC”)
Fund are based on numerous factors, should not be
relied on as an indication of investment decisions of
any RIC Fund.
Money Managers as of October 31,
2022 Styles
First Sentier Investors (Australia) IM Ltd Market-Oriented
Grantham Mayo Van Otterloo & Co. LLC Market-Oriented
RREEF America L.L.C. Market-Oriented
* Assumes initial investment on June 10, 2019.
**
MSCI World Index (Net) is a free float
‐
adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets. The index consists of 23 developed market country indexes.
*** Tax-Managed Real Assets Blended Benchmark is a composite index consisting of 30% S&P Global Natural Resources Index, 30% S&P Global
Infrastructure Index (Net TR) and 40% FTSE NAREIT Equity REIT Index. The Tax-Managed Real Assets Blended Benchmark provides a means to compare the Fund’s average annual returns to a secondary benchmark that is more representative of the investment strategies pursued by the Fund.
‡ The performance shown has been adjusted to reflect the deduction of the maximum Class A sales charge of 5.75%.
Performance is historical and assumes reinvestment of all dividends and capital gains.  Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than when purchased.  Past performance is not indicative of future results.  The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Additionally, the returns presented herein may differ from the performance reported in the Financial Highlights as the returns herein are calculated in a manner consistent with standardized performance in accordance with
Securities and Exchange Commission rules, while the performance in the Financial Highlights has been calculated in accordance with U.S. Generally Accepted
Accounting Pr inciple s (“U.S. GAAP”).

Russell Investment Company
Tax-Managed Real Assets Fund
Shareholder Expense Example — October 31, 2022 (Unaudited)
Tax-Managed Real Assets Fund 273
Fund Expenses
The following disclosure provides important information
regarding the Fund’s Shareholder Expense Example
(“Example”).
Example
As a shareholder of the Fund, you incur two types of costs:
(1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs,
including advisory and administrative fees; distribution (12b-1)
and/or service fees and other Fund expenses. The Example is
intended to help you understand your ongoing costs (in dollars)
of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from May 1, 2022 to October 31, 2022 .
Actual Expenses
The information in the table under the heading “Actual
Performance” provides information about actual account
values and actual expenses. You may use the information in
this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During
Period” to estimate the expenses you paid on your account
during this period.
Hypothetical Example for Comparison Purposes
The information in the table under the heading “Hypothetical
Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses
based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the
Fund’s actual return. The hypothetical account values and
expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the
Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant
to highlight your ongoing costs only and do not reflect any
transactional costs. Therefore, the information under the heading
“Hypothetical Performance (5% return before expenses)” is
useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
Class A
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2022 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2022 $ 880.60 $ 1,018.50
Expenses Paid During Period* $ 6.30 $ 6.77
* Expenses are equal to the Fund's annualized expense ratio of 1.33%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-
half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class C
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2022 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2022 $ 877.50 $ 1,014.72
Expenses Paid During Period* $ 9.84 $ 10.56
* Expenses are equal to the Fund's annualized expense ratio of 2.08%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-
half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class M
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2022 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2022 $ 882.40 $ 1,020.27
Expenses Paid During Period* $ 4.65 $ 4.99
* Expenses are equal to the Fund's annualized expense ratio of 0.98%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-
half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

Russell Investment Company
Tax-Managed Real Assets Fund
Shareholder Expense Example, continued — October 31, 2022 (Unaudited)
274 Tax-Managed Real Assets Fund
Class S
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2022 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2022 $ 882.40 $ 1,019.76
Expenses Paid During Period* $ 5.12 $ 5.50
* Expenses are equal to the Fund's annualized expense ratio of 1.08%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-
half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

Russell Investment Company
Tax-Managed Real Assets Fund
Schedule of Investments — October 31, 2022
See accompanying notes which are an integral part of the financial statements.
Tax-Managed Real Assets Fund 275
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Common Stocks - 95.5%
Australia - 4.8%
Atlas Arteria, Ltd. 1,861,940 7,852
Aurizon Holdings, Ltd. 772,681 1,785
Beach Energy, Ltd. 877,470 895
BHP Group, Ltd. 44,197 1,052
BHP Group, Ltd. - ADR 87,340 2,091
Fortescue Metals Group, Ltd. 377,086 3,519
Jupiter Mines, Ltd. 1,778,870 222
Mineral Resources, Ltd. 51,111 2,369
Perenti Global, Ltd.(Æ) 522,205 319
Qube Holdings, Ltd. 580,855 1,008
Rio Tinto, Ltd. - ADR 16,329 915
Sandfire Resources, Ltd. 191,565 424
South32, Ltd. Class B 440,322 1,006
Transurban Group - ADR(Æ) 1,659,558 14,044
Woodside Energy Group, Ltd. 39,802 921
38,422
Austria - 0.4%
Mondi PLC 36,784 617
OMV AB 58,212 2,680
3,297
Bermuda - 0.0%
BW Energy, Ltd.(Æ) 1,139 3
China Water Affairs Group, Ltd. 415,320 294
297
Brazil - 1.9%
Adecoagro SA 179,457 1,554
CCR SA 497,810 1,249
Centrais Eletricas Brasileiras SA - ADR 39,766 381
Cia de Saneamento Basico do Estado de
Sao Paulo - ADR(Æ) 36,851 426
Cia Energetica de Minas Gerais - ADR 173,774 381
Enauta Participacoes SA 103,542 305
Petroleo Brasileiro SA 234,034 1,507
Petroleo Brasileiro SA - ADR 18,546 238
Sao Martinho SA 256,088 1,337
SLC Agricola SA 57,021 507
Suzano Papel e Celulose SA 72,980 751
Suzano SA - ADR 134,844 1,387
Ultrapar Participacoes SA - ADR 99,189 259
Vale SA 232,125 3,017
Vale SA Class B - ADR 115,361 1,493
Yara International ASA 6,497 290
15,082
Canada - 5.7%
Anaergia, Inc.(Æ) 74,862 565
ARC Resources, Ltd. 111,946 1,576
Barrick Gold Corp. 40,403 608
Canadian Natural Resources, Ltd. 14,192 851
Canadian Solar, Inc.(Æ) 120,162 4,073
Emera, Inc. 41,347 1,532
Enbridge, Inc. 164,270 6,400
Enerflex, Ltd. 88,543 458
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
First Quantum Minerals, Ltd. 140,483 2,478
Franco-Nevada Corp. Class T 9,445 1,167
Gibson Energy, Inc. 103 2
Imperial Oil, Ltd. 18,672 1,016
Ivanhoe Mines, Ltd. Class A(Æ) 535,774 3,716
Largo, Inc.(Æ) 122,538 773
Li-Cycle Holdings Corp.(Æ) 63,717 380
Nutrien, Ltd. 57,009 4,817
Pembina Pipeline Corp. 186,999 6,174
Suncor Energy, Inc. 20,606 709
TC Energy Corp.(Æ) 113,739 4,996
Teck Resources, Ltd. Class B 48,894 1,488
Vermilion Energy, Inc. 43,155 1,006
Westshore Terminals Investment Corp. 24,184 433
Wheaton Precious Metals Corp. 12,540 410
45,628
Chile - 0.6%
Antofagasta PLC 29,173 392
Sociedad Quimica y Minera de Chile
SA - ADR 46,132 4,322
4,714
China - 0.8%
Beijing Capital International Airport
Co., Ltd. Class H(Æ) 378,000 205
China Longyuan Power Group Corp.,
Ltd. Class H 184,000 211
China Merchants Port Holdings Co.,
Ltd. 402,231 470
COSCO SHIPPING Ports, Ltd. 409,093 201
ENN Energy Holdings, Ltd. 120,612 1,196
Guanghui Energy Co., Ltd. Class A 329,200 463
Inner Mongolia Eerduosi Resources
Co., Ltd. Class A 210,094 401
Jiangsu Expressway Co., Ltd. Class H 2,736,842 1,929
Wilmar International, Ltd. 265,000 727
Xinjiang Goldwind Science &
Technology Co., Ltd. Class H 623,400 540
Zhejiang Expressway Co., Ltd. Class H 610,000 378
6,721
Colombia - 0.0%
Ecopetrol SA - ADR 8,955 88
Cyprus - 0.0%
Ros Agro PLC - GDR(Æ)(Š) 66,112 —
Denmark - 0.6%
Drilling Co. of 1972 A/S (The)(Æ)(Š) 14,410 827
Orsted A/S Class A(Þ) 23,557 1,941
Vestas Wind Systems A/S 107,604 2,114
4,882
Finland - 0.4%
Kemira OYJ 20,297 268
Neste OYJ 17,636 772
Stora Enso OYJ Class R 62,145 809

Russell Investment Company
Tax-Managed Real Assets Fund
Schedule of Investments, continued — October 31, 2022
See accompanying notes which are an integral part of the financial statements.
276 Tax-Managed Real Assets Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
UPM-Kymmene OYJ 45,813 1,534
3,383
France - 3.0%
Aeroports de Paris(Æ) 32,138 4,347
Eiffage SA 7,174 648
Engie SA 48,151 625
Eramet SA 2,144 140
Gaztransport Et Technigaz SA 130 15
Getlink SE 537,510 8,509
Rubis SCA 79,515 1,806
Technip Energies NV 20,026 259
TotalEnergies SE 51,640 2,822
Veolia Environnement SA 16,258 363
Vilmorin & Cie SA 11,761 521
Vinci SA 40,732 3,743
23,798
Germany - 0.3%
E.ON SE 83,362 699
Fraport AG Frankfurt Airport Services
Worldwide(Æ) 11,821 456
K+S AG 41,174 910
RWE AG 15,572 600
ThyssenKrupp AG - ADR 8,043 42
2,707
Ghana - 1.1%
Kosmos Energy, Ltd.(Æ) 1,391,760 9,033
Hong Kong - 0.3%
China Gas Holdings, Ltd. 1,087,479 965
China High Speed Transmission
Equipment Group Co., Ltd.(Æ) 564,000 229
Guangdong Investment, Ltd. 1,197,506 756
Nine Dragons Paper Holdings, Ltd. 357,000 211
2,161
Hungary - 0.2%
MOL Hungarian Oil & Gas PLC 244,503 1,469
India - 0.1%
Reliance Industries, Ltd. - GDR(Þ) 19,986 1,222
Ireland - 0.1%
Smurfit Kappa Group PLC 34,361 1,137
Israel - 0.4%
Delek Group, Ltd.(Æ) 2,687 409
Equital, Ltd.(Æ) 10,134 312
ICL Group, Ltd. 80,378 723
Israel Corp., Ltd. (The) 2,643 1,144
Naphtha Israel Petroleum Corp., Ltd.
(Æ) 56,274 293
2,881
Italy - 1.4%
Atlantia SpA 375,262 8,374
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Enav SpA(Þ) 68,023 263
Enel SpA 74,970 335
Eni SpA - ADR 48,757 642
Hera SpA 371,435 886
Infrastrutture Wireless Italiane SpA(Þ) 93,574 827
11,327
Japan - 0.9%
Ebara Corp. 28,800 935
Hitachi Zosen Corp. 2,500 15
Inpex Corp. 161,500 1,650
Japan Airport Terminal Co., Ltd.(Æ) 26,300 1,125
Japan Petroleum Exploration Co., Ltd. 21,500 558
JFE Holdings, Inc. 5,600 51
Kubota Corp. 15,000 209
Mitsubishi Materials Corp. 56,800 743
Nippon Steel Corp. 30,000 411
Nittetsu Mining Co., Ltd. 21,200 422
Sumitomo Metal Mining Co., Ltd. 21,500 604
Takuma Co., Ltd. 14,600 121
West Japan Railway Co. 8,100 321
7,165
Jersey - 1.1%
Amcor PLC 39,896 462
Glencore PLC 1,427,652 8,160
8,622
Luxembourg - 0.2%
ArcelorMittal SA(Æ) 37,979 850
Corp. America Airports SA(Æ) 98,028 771
1,621
Mexico - 2.1%
Grupo Aeroportuario del Centro Norte
SAB de CV - ADR 12,506 798
Grupo Aeroportuario del Pacifico SAB
de CV Class B 128,048 1,983
Grupo Aeroportuario del Pacifico SAB
de CV - ADR 10,608 1,645
Grupo Aeroportuario del Sureste SAB
de CV Class B 280,098 6,555
Grupo Aeroportuario del Sureste SAB
de CV - ADR 6,712 1,567
Grupo Mexico SAB de CV 1,018,715 3,693
Promotora y Operadora de
Infraestructura SAB de CV 138,547 1,042
17,283
Netherlands - 1.5%
OCI NV 3,438 132
Shell PLC 425,588 11,796
11,928
New Zealand - 0.5%
Auckland International Airport, Ltd.(Æ) 822,308 3,677

Russell Investment Company
Tax-Managed Real Assets Fund
Schedule of Investments, continued — October 31, 2022
See accompanying notes which are an integral part of the financial statements.
Tax-Managed Real Assets Fund 277
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Norway - 0.7%
Austevoll Seafood ASA 94,262 697
Borregaard ASA - ADR 22,679 305
BW Offshore, Ltd.(Æ) 50,269 128
DNO ASA 659,139 856
Equinor ASA Class N 94,353 3,437
5,423
Poland - 0.2%
Polskie Gornictwo Naftowe i
Gazownictwo SA(Æ) 1,156,888 1,247
Portugal - 0.5%
Galp Energia SGPS SA Class B 391,479 3,975
Russia - 0.0%
Gazprom Neft PJSC(Š) 172,926 —
Gazprom PJSC(Š) 643,570 —
Gazprom PJSC - ADR(Æ)(Š) 30,369 —
Lukoil PJSC(Š) 35,888 —
Lukoil PJSC - ADR(Š) 2,369 —
MMC Norilsk Nickel PJSC(Š) 17,897 —
MMC Norilsk Nickel PJSC - ADR(Š) 9 —
Novatek OAO(Š) 93,200 —
PhosAgro PJSC Depositary Receipt(Š) 11,936 —
PhosAgro PJSC Depositary Receipt(Æ)
(Š) 231 —
Polyus PJSC(Æ)(Š) 1,778 —
Polyus PJSC - GDR(Æ)(Š) 1 —
Rosneft Oil Co. PJSC(Š) 97,843 —
Tatneft PJSC(Š) 107,472 —
Tatneft PJSC - ADR(Š) 4,325 —
—
South Africa - 0.8%
African Rainbow Minerals, Ltd. 51,514 726
Anglo American Platinum, Ltd. 7,868 626
Impala Platinum Holdings, Ltd. 216,332 2,216
Sasol, Ltd. - ADR 21,624 363
Sibanye Stillwater, Ltd. 914,869 2,140
Thungela Resources, Ltd. 7,364 113
6,184
South Korea - 0.1%
POSCO Holdings, Inc. 4,711 822
Young Poong Corp. 760 336
1,158
Spain - 2.7%
Aena SME SA(Æ)(Þ) 117,302 13,800
Iberdrola SA 537,917 5,464
Repsol SA - ADR 193,220 2,629
21,893
Sweden - 0.1%
Svenska Cellulosa AB SCA Class B 94,077 1,109
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Switzerland - 0.7%
Flughafen Zurich AG(Æ) 31,008 4,815
SIG Group AG(Æ) 25,243 485
5,300
Thailand - 0.2%
PTT Exploration & Production PCL 231,000 1,103
PTT PCL 247,800 234
1,337
Turkey - 0.1%
Koza Anadolu Metal Madencilik
Isletmeleri AS(Æ) 296,979 509
United Kingdom - 2.2%
Anglo American PLC 65,927 1,972
BP PLC 1,168,022 6,480
Central Asia Metals PLC 45,010 111
DS Smith PLC 191,657 638
EnQuest PLC(Æ) 1,644,647 510
Ferrexpo PLC 331,166 388
Genuit Group PLC 36,210 106
Harbour Energy PLC 24,648 107
John Wood Group PLC(Æ) 139,133 222
National Grid PLC 202,182 2,200
Scottish & Southern Energy PLC 207,007 3,695
Serica Energy PLC 122,044 421
Severn Trent PLC Class H 42,913 1,231
18,081
United States - 58.8%
Aemetis, Inc.(Æ) 112,175 830
AGCO Corp. 35,040 4,351
Agree Realty Corp.(ö) 112,611 7,736
Albemarle Corp. 2,630 736
Alexander & Baldwin, Inc.(ö) 20,622 402
Alexandria Real Estate Equities, Inc.(ö) 16,207 2,355
Alliant Energy Corp. 38,123 1,989
Alpine Income Property Trust, Inc.(ö) 49,678 917
Ameresco, Inc. Class A(Æ) 84,432 5,107
American Electric Power Co., Inc. 9,070 797
American Homes 4 Rent Class A(ö) 248,687 7,943
American Tower Corp.(ö) 7,057 1,462
American Water Works Co., Inc. 5,961 866
Americold Realty Trust, Inc.(ö) 19,809 480
Apartment Income REIT Corp.(ö) 115,647 4,444
Apple Hospitality REIT, Inc.(ö) 117,116 2,005
Archer-Daniels-Midland Co. 16,121 1,564
Atmos Energy Corp. 4,584 488
AvalonBay Communities, Inc.(ö) 84,094 14,727
Avery Dennison Corp. 2,165 367
Avista Corp. 5,807 238
Boston Properties, Inc.(ö) 76,993 5,597
Brixmor Property Group, Inc.(ö) 34,730 740
Camden Property Trust(ö) 8,255 954
CenterPoint Energy, Inc. 74,571 2,134
CF Industries Holdings, Inc. 2,899 308
Cheniere Energy, Inc. 75,576 13,332

Russell Investment Company
Tax-Managed Real Assets Fund
Schedule of Investments, continued — October 31, 2022
See accompanying notes which are an integral part of the financial statements.
278 Tax-Managed Real Assets Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Chevron Corp. 13,269 2,400
Civitas Resources, Inc. 12,673 886
Clean Energy Fuels Corp.(Æ) 247,255 1,659
CNX Resources Corp.(Æ) 22,415 377
ConocoPhillips Co. 13,303 1,677
Consolidated Edison, Inc. 8,593 756
Constellation Energy Corp. 9,845 931
Corteva, Inc. 21,042 1,375
Cousins Properties, Inc.(ö) 4,864 116
Crown Castle, Inc.(ö) 4,954 660
CSX Corp. 19,281 560
CubeSmart(ö) 15,152 634
Darling Ingredients, Inc.(Æ) 58,837 4,618
Deere & Co. 4,304 1,704
DiamondRock Hospitality Co.(ö) 27,431 256
Digital Realty Trust, Inc.(ö) 38,587 3,868
Dominion Energy, Inc. 108,844 7,616
DT Midstream, Inc. 59,857 3,573
DTE Energy Co. 2,635 295
Duke Energy Corp. 16,884 1,573
EastGroup Properties, Inc.(ö) 41,845 6,557
Edison International 2,654 159
Entergy Corp. 22,840 2,447
Enterprise Products Partners, LP 28,820 728
EOG Resources, Inc. 8,795 1,201
Equinix, Inc.(Æ)(ö) 36,500 20,675
Equity LifeStyle Properties, Inc. Class
A(ö) 109,917 7,030
Equity Residential(ö) 52,692 3,321
Essential Properties Realty Trust, Inc.
(ö) 187,418 4,033
Essex Property Trust, Inc.(ö) 9,185 2,041
Evergy, Inc. 19,905 1,217
Eversource Energy(Æ) 17,417 1,329
Exelon Corp. 57,043 2,201
Extra Space Storage, Inc.(ö) 21,172 3,757
Exxon Mobil Corp. 32,569 3,609
Farmland Partners, Inc.(ö) 34,149 478
Federal Realty Investment Trust(Æ) 2,601 257
First Industrial Realty Trust, Inc.(ö) 77,693 3,701
First Solar, Inc.(Æ) 6,013 875
FirstEnergy Corp. 56,257 2,121
FMC Corp. 7,889 938
Freeport-McMoRan, Inc. 134,579 4,265
Gaming and Leisure Properties, Inc.(ö) 44,116 2,211
GrafTech International, Ltd. 57,015 290
Green Plains, Inc.(Æ) 79,271 2,290
Halliburton Co. 31,579 1,150
Healthcare Realty Holdings, LP(ö) 261,238 5,311
Healthpeak Properties, Inc.(ö) 203,692 4,834
Hess Corp. 35,561 5,017
Host Hotels & Resorts, Inc.(ö) 56,029 1,058
Hyatt Hotels Corp. Class A(Æ) 14,044 1,323
Independence Realty Trust, Inc.(ö) 25,468 427
International Paper Co. 10,654 358
Invitation Homes, Inc.(ö) 98,778 3,130
Iron Mountain, Inc.(ö) 141,275 7,074
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Kimco Realty Corp.(ö) 383,629 8,202
Kinder Morgan, Inc. 262,246 4,752
Kite Realty Group Trust(ö) 294,705 5,788
Lamar Advertising Co. Class A(ö) 7,259 670
Laredo Petroleum, Inc.(Æ) 7,169 464
Life Storage, Inc.(Æ)(ö) 70,211 7,766
Livent Corp.(Æ) 114,978 3,630
Magellan Midstream Partners, LP 10,603 572
Magnolia Oil & Gas Corp.(Æ) 85,219 2,188
Mid-America Apartment Communities,
Inc.(ö) 70,276 11,065
Montauk Renewables, Inc.(Æ) 24,967 374
Mosaic Co. (The) 73,942 3,974
National Retail Properties, Inc.(ö) 2,618 110
NETSTREIT Corp.(ö) 79,014 1,487
Newmont Corp. 21,364 904
NexPoint Residential Trust, Inc.(ö) 8,489 387
NextEra Energy, Inc. 188,712 14,625
NexTier Oilfield Solutions, Inc.(Æ) 66,298 668
NiSource, Inc. 31,808 817
Norfolk Southern Corp. 3,128 713
Nucor Corp. 8,157 1,072
Omega Healthcare Investors, Inc.(ö) 37,063 1,178
ONEOK, Inc. 11,060 656
Orion Office REIT, Inc.(ö) 25,582 240
Ovintiv, Inc. 9,708 492
Paramount Group, Inc.(ö) 37,793 245
Park Hotels & Resorts, Inc.(ö) 116,679 1,526
Permian Resources Corp. 20,008 196
Phillips 66 640 67
Pinnacle West Capital Corp. 12,745 857
Pioneer Natural Resources Co. 3,888 997
PNM Resources, Inc. 17,363 807
Portland General Electric Co. 8,886 399
PPL Corp. 61,646 1,633
Prologis, LP(ö) 304,732 33,749
ProPetro Holding Corp.(Æ) 73,657 872
Public Service Enterprise Group, Inc. 11,268 632
Public Storage(ö) 63,884 19,788
Rayonier, Inc.(ö) 12,312 415
Realty Income Corp.(ö) 226,383 14,097
Regal Rexnord Corp. 3,044 385
Regency Centers Corp.(ö) 5,756 348
Reliance Steel & Aluminum Co. 1,306 263
Republic Services, Inc. Class A 20,998 2,785
Retail Opportunity Investments Corp.
(ö) 12,311 178
REX American Resources Corp.(Æ) 17,481 524
Rexford Industrial Realty, Inc.(ö) 39,322 2,174
Ryman Hospitality Properties, Inc.(ö) 70,218 6,244
Sabra Health Care REIT, Inc.(ö) 289,313 3,952
SBA Communications Corp.(ö) 10,266 2,771
Select Energy Services, Inc. Class A 53,353 515
Sempra Energy 53,338 8,051
Service Properties Trust(ö) 37,197 302
Simon Property Group, Inc.(ö) 49,656 5,412
SITE Centers Corp.(ö) 25,059 310

Russell Investment Company
Tax-Managed Real Assets Fund
Schedule of Investments, continued — October 31, 2022
See accompanying notes which are an integral part of the financial statements.
Tax-Managed Real Assets Fund 279
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
SolarEdge Technologies, Inc.(Æ) 7,993 1,839
Southern Co. (The) 23,789 1,558
Southwestern Energy Co.(Æ) 40,314 279
STAG Industrial, Inc.(ö) 9,099 287
Steel Dynamics, Inc. 3,541 333
STORE Capital Corp.(ö) 13,652 434
Sun Communities, Inc.(ö) 22,785 3,073
Sunrun, Inc.(Æ) 179,930 4,050
Talos Energy, Inc.(Æ) 34,821 741
Targa Resources Corp. 84,066 5,748
Terreno Realty Corp.(ö) 14,094 805
UDR, Inc.(ö) 28,253 1,123
UGI Corp. 11,598 410
Union Pacific Corp. 4,120 812
Ventas, Inc.(ö) 186,964 7,316
Veris Residential, Inc.(Æ)(ö) 26,987 427
VICI Properties, Inc.(ö) 411,643 13,181
W&T Offshore, Inc.(Æ) 64,914 493
WEC Energy Group, Inc.(Æ) 7,874 719
Welltower, Inc.(ö) 77,086 4,705
Weyerhaeuser Co.(ö) 54,876 1,697
Williams Cos., Inc. (The) 46,843 1,533
WP Carey, Inc.(ö) 80,618 6,151
Xcel Energy, Inc. 82,061 5,343
Zurn Water Solutions Corp. 13,656 321
472,482
Total Common Stocks
(cost $678,001) 767,243
Preferred Stocks - 1.4%
Brazil - 1.4%
Bradespar SA
33.819% (Ÿ) 1,312,740 6,102
Petroleo Brasileiro SA
41.859% (Ÿ) 854,402 4,931
11,033
Russia - 0.0%
Surgutneftegas PJSC
18.696% (Š)(Ÿ) 1,385,000 —
Tatneft PJSC
17.821% (Š)(Ÿ) 281,695 —
—
Total Preferred Stocks
(cost $14,066) 11,033
Short-Term Investments - 2.2%
United States - 2.2%
U.S. Cash Management Fund(@) 18,053,300 (∞) 18,046
Total Short-Term Investments
(cost $18,047) 18,046
Total Investments - 99.1%
(identified cost $710,114) 796,322
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Other Assets and Liabilities,
Net - 0.9%
7,009
Net Assets - 100.0%
803,331

Russell Investment Company
Tax-Managed Real Assets Fund
Schedule of Investments, continued — October 31, 2022
See accompanying notes which are an integral part of the financial statements.
280 Tax-Managed Real Assets Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
2.2%
Aena SME SA 06/13/19 EUR 117,302 153.08 17,957
13,800
Enav SpA 09/28/22 EUR 68,023 3.56 242
263
Infrastrutture Wireless Italiane SpA 05/17/21 EUR 93,574 11.29 1,056
827
Orsted A/S 02/14/22 DKK 23,557 117.11 2,759
1,941
Reliance Industries, Ltd. 02/24/21 INR 19,986 58.75 1,174 1,222
18,053
For a description of restricted securities see note 8 in the Notes to Financial Statements.
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
S&P 500 E-Mini Index Futures 71 USD 13,785 12/22 (615)
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å) (615)
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total % of Net Assets
Common Stocks
Australia $ — $ 38,422 $ —
$ —
$ 38,422 4.8
Austria — 3,297 —
—
3,297 0.4
Bermuda — 297 —
—
297 — *
Brazil 14,792 290 —
—
15,082 1.9
Canada 45,628 — —
—
45,628 5.7
Chile 4,322 392 —
—
4,714 0.6
China — 6,721 —
—
6,721 0.8
Colombia 88 — —
—
88 — *
Cyprus — — —
—
— —
Denmark — 4,055 827
—
4,882 0.6
Finland — 3,383 —
—
3,383 0.4
France — 23,798 —
—
23,798 3.0
Germany — 2,707 —
—
2,707 0.3
Ghana 9,033 — —
—
9,033 1.1
Hong Kong — 2,161 —
—
2,161 0.3
Hungary — 1,469 —
—
1,469 0.2
India — 1,222 —
—
1,222 0.1
Ireland — 1,137 —
—
1,137 0.1
Israel — 2,881 —
—
2,881 0.4

Russell Investment Company
Tax-Managed Real Assets Fund
Schedule of Investments, continued — October 31, 2022
See accompanying notes which are an integral part of the financial statements.
Tax-Managed Real Assets Fund 281
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total % of Net Assets
Italy — 11,327 —
—
11,327 1.4
Japan — 7,165 —
—
7,165 0.9
Jersey 462 8,160 —
—
8,622 1.1
Luxembourg 771 850 —
—
1,621 0.2
Mexico 17,283 — —
—
17,283 2.1
Netherlands — 11,928 —
—
11,928 1.5
New Zealand — 3,677 —
—
3,677 0.5
Norway — 5,423 —
—
5,423 0.7
Poland — 1,247 —
—
1,247 0.2
Portugal — 3,975 —
—
3,975 0.5
Russia — — —
—
— —
South Africa — 6,184 —
—
6,184 0.8
South Korea — 1,158 —
—
1,158 0.1
Spain — 21,893 —
—
21,893 2.7
Sweden — 1,109 —
—
1,109 0.1
Switzerland — 5,300 —
—
5,300 0.7
Thailand — 1,337 —
—
1,337 0.2
Turkey — 509 —
—
509 0.1
United Kingdom — 18,081 —
—
18,081 2.2
United States 472,482 — —
—
472,482 58.8
Preferred Stocks 11,033 — — — 11,033 1.4
Short-Term Investments — — — 18,046 18,046 2.2
Total Investments 575,894 201,555 827 18,046 796,322 99.1
Other Assets and Liabilities, Net
0.9
100.0
Other Financial Instruments
A
Liabilities
Futures Contracts (615) — — — (615) (0.1)
Total Other Financial Instruments
**
$ (615) $ — $ — $ — $ (615)
* Less than 0.05% of net assets.
** Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of
Investments.
For a description of the Levels, see note 2 in the Notes to Financial Statements.
For a disclosure on transfers into and out of Level 3 during the period ended October 31, 2022, see note 2 in the Notes to
Financial Statements.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value for the period ended
October 31, 2022, were less than 1% of net assets.

Russell Investment Company
Tax-Managed Real Assets Fund
Schedule of Investments, continued — October 31, 2022
See accompanying notes which are an integral part of the financial statements.
282 Tax-Managed Real Assets Fund
Amounts in thousands
Sector Exposure
Fair Value
$
Common Stocks
Consumer Discretionary ....................................................................
1,832
Consumer Staples ...............................................................................
4,322
Energy ................................................................................................
108,350
Financial Services ..............................................................................
299,203
Materials and Processing ...................................................................
108,615
Producer Durables ..............................................................................
97,454
Technology .........................................................................................
1,896
Utilities ...............................................................................................
145,571
Preferred Stocks
Energy ................................................................................................
4,931
Financial Services ..............................................................................
6,102
Short-Term Investments .............................................................
18,046
Total Investments ............................................................................... 796,322

Russell Investment Company
Tax-Managed Real Assets Fund
Fair Value of Derivative Instruments — October 31, 2022
See accompanying notes which are an integral part of the financial statements.
Tax-Managed Real Assets Fund 283
Amounts in thousands
Derivatives not accounted for as hedging instruments
Equity
Contracts
Location: Statement of Assets and Liabilities - Liabilities
Variation margin on futures contracts* $ 615
Derivatives not accounted for as hedging instruments
Equity
Contracts
Foreign
Currency
Contracts
Location: Statement of Operations - Net realized gain (loss)
Futures contracts $ (1,467) $ —
Foreign currency exchange contracts — (108)
Total
$ (1,467) $ (108)
Location: Statement of Operations - Net change in unrealized appreciation (depreciation)
Futures contracts $ (1,308) $ —
* Includes cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the
Statement of Assets and Liabilities.
For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

Russell Investment Company
Tax-Managed Real Assets Fund
See accompanying notes which are an integral part of the financial statements.
284 Tax-Managed Real Assets Fund
Statement of Assets and Liabilities — October 31, 2022
Amounts in thousands
Assets
Investments, at identified cost ......................................................................................................................................................
$ 710,114
Investments, at fair value(>) ........................................................................................................................................................
796,322
Foreign currency holdings(^) ....................................................................................................................................................... 4,472
Receivables:
Dividends and interest ...................................................................................................................................................... 962
Dividends from affiliated funds ....................................................................................................................................... 44
Fund shares sold ............................................................................................................................................................... 2,303
From broker(a) ................................................................................................................................................................. 1,225
Total assets ...............................................................................................................................................................
805,328
Liabilities
Payables:
Fund shares redeemed ...................................................................................................................................................... 589
Accrued fees to affiliates .................................................................................................................................................. 590
Other accrued expenses .................................................................................................................................................... 106
Variation margin on futures contracts .............................................................................................................................. 615
Deferred capital gains tax liability ................................................................................................................................... 97
Total liabilities ...........................................................................................................................................................
1,997
Net Assets ...............................................................................................................................................................
$ 803,331

Russell Investment Company
Tax-Managed Real Assets Fund
See accompanying notes which are an integral part of the financial statements.
Tax-Managed Real Assets Fund 285
Statement of Assets and Liabilities, continued — October 31, 2022
Amounts in thousands
Net Assets Consist of:
Total distributable earnings (losses) .............................................................................................................................................
$ 62, 504
Shares of beneficial interest .........................................................................................................................................................
695
Additional paid-in capital ............................................................................................................................................................
740,1 32
Net Assets ...............................................................................................................................................................
$ 803,331
Net Asset Value
,
offering and redemption price per share:
Net asset value per share: Class A(#) ........................................................................................................................................... $ 11.51
Maximum offering price per share (Net asset value plus sales charge of 5.75%): Class A ..................................................... $ 12.21
Class A
—
Net assets ........................................................................................................................................................... $ 6,073,561
Class A
—
Shares outstanding ($.01 par value) .................................................................................................................. 527,598
Net asset value per share: Class C(#) ........................................................................................................................................... $ 11.39
Class C
—
Net assets ........................................................................................................................................................... $ 827,961
Class C
—
Shares outstanding ($.01 par value) .................................................................................................................. 72,716
Net asset value per share: Class M(#) .......................................................................................................................................... $ 11.56
Class M
—
Net assets .......................................................................................................................................................... $ 255,604,122
Class M
—
Shares outstanding ($.01 par value) .................................................................................................................. 22,113,924
Net asset value per share: Class S(#) ........................................................................................................................................... $ 11.55
Class S
—
Net assets ............................................................................................................................................................ $ 540,825,706
Class S
—
Shares outstanding ($.01 par value) ................................................................................................................... 46,831,454
Amounts in thousands
(^)     Foreign currency holdings - cost $ 4,498
(>)     Investments in affiliates, U.S. Cash Management Fund $ 18,046
(a)     Receivable from Broker for Futures $ 1,225
(#) Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

Russell Investment Company
Tax-Managed Real Assets Fund
See accompanying notes which are an integral part of the financial statements.
286 Tax-Managed Real Assets Fund
Statement of Operations — For the Period Ended October 31, 2022
Amounts in thousands
Investment Income
Dividends ......................................................................................................................................................................... $ 31,666
Dividends from affiliated funds ....................................................................................................................................... 264
Total investment income ..............................................................................................................................................................
31,930
Expenses
Advisory fees ................................................................................................................................................................... 7,103
Administrative fees .......................................................................................................................................................... 403
Custodian fees .................................................................................................................................................................. 176
Distribution fees - Class A ............................................................................................................................................... 15
Distribution fees - Class C ............................................................................................................................................... 5
Transfer agent fees - Class A ........................................................................................................................................... 12
Transfer agent fees - Class C ........................................................................................................................................... 1
Transfer agent fees - Class M .......................................................................................................................................... 532
Transfer agent fees - Class S ............................................................................................................................................ 1,126
Professional fees .............................................................................................................................................................. 148
Registration fees ............................................................................................................................................................... 105
Shareholder servicing fees - Class C ............................................................................................................................... 2
Trustees’ fees .................................................................................................................................................................... 46
Printing fees ..................................................................................................................................................................... 43
Miscellaneous .................................................................................................................................................................. 73
Expenses before reductions .............................................................................................................................................. 9,790
Expense reductions .......................................................................................................................................................... (1,009)
Net expenses ................................................................................................................................................................................
8,781
Net investment income (loss) .......................................................................................................................................................
23,149
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments ...................................................................................................................................................................... (19,295)
Investments in affiliated funds ......................................................................................................................................... (2)
Futures contracts .............................................................................................................................................................. (1,467)
Foreign currency exchange contracts ............................................................................................................................... (108)
Foreign currency-related transactions .............................................................................................................................. (328)
Net realized gain (loss) ................................................................................................................................................................
(21,200)
Net change in unrealized appreciation (depreciation) on:
Investments (net of deferred tax liability for foreign capital gains taxes of $ (44) ) ......................................................... (104,323)
Investments in affiliated funds ......................................................................................................................................... (1)
Futures contracts .............................................................................................................................................................. (1,308)
Foreign currency-related transactions .............................................................................................................................. (46)
Net change in unrealized appreciation (depreciation) ................................................................................................................. (105,678)
Net realized and unrealized gain (loss) ........................................................................................................................................ (126,878)
Net Increase (Decrease) in Net Assets from Operations ....................................................................................
$ (103,729)

Russell Investment Company
Tax-Managed Real Assets Fund
See accompanying notes which are an integral part of the financial statements.
Tax-Managed Real Assets Fund 287
Statements of Changes in Net Assets
Amounts in thousands
For the Periods Ended October 31,
2022 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss) .............................................................................................................. $ 23,149 $ 10,976
Net realized gain (loss) ....................................................................................................................... (21,200) 42,520
Net change in unrealized appreciation (depreciation) ........................................................................ (105,678) 174,290
Net increase (decrease) in net assets from operations .............................................................................. (103,729) 227,786
Distributions
To shareholders
Class A .......................................................................................................................................... (97) (53)
Class C .......................................................................................................................................... (6) (5)
Class M ......................................................................................................................................... (5,465) (2,859)
Class S .......................................................................................................................................... (10,847) (7,332)
Net decrease in net assets from distributions ............................................................................................ (16,415) (10,249)
Share Transactions*
Net increase (decrease) in net assets from share transactions ................................................................... 129,214 124,247
Total Net Increase (Decrease) in Net Assets ........................................................................
9,070 341,784
Net Assets
Beginning of period .................................................................................................................................. 794,261 452,477
End of period .............................................................................................................................................
$ 803,331 $ 794,261

Russell Investment Company
Tax-Managed Real Assets Fund
See accompanying notes which are an integral part of the financial statements.
288 Tax-Managed Real Assets Fund
Statements of Changes in Net Assets, continued
* Share transaction amounts (in thousands) for the periods ended October 31, 2022 and October 31, 2021 were as follows:
2022 2021
Shares Dollars Shares Dollars
Class A
Proceeds from shares sold 155 $ 1,961 148 $ 1,677
Proceeds from reinvestment of distributions 8 97 5 53
Payments for shares redeemed (40) (502) (39) (482)
Net increase (decrease)
123 1,556 114 1,248
Class C
Proceeds from shares sold 42 510 10 125
Proceeds from reinvestment of distributions — ** 6 1 5
Payments for shares redeemed (10) (126) (14) (163)
Net increase (decrease)
32 390 (3) (33)
Class M
Proceeds from shares sold 7,316 93,235 11,272 131,394
Proceeds from reinvestment of distributions 422 5,456 268 2,859
Payments for shares redeemed (4,82 4 ) (61,581) (2,799) (33,675)
Net increase (decrease)
2,91 4 37,110 8,741 100,578
Class S
Proceeds from shares sold 15,630 200,606 12,135 149,009
Proceeds from reinvestment of distributions 838 10,812 683 7,306
Payments for shares redeemed (9,614) (121,260) (11,620) (133,861)
Net increase (decrease)
6,854 90,158 1,198 22,454
Total increase (decrease)
9,92 3 $ 129,214 10,050 $ 124,247
**      Less than 500 shares.

Russell Investment Company
Tax-Managed Real Assets Fund
Financial Highlights — For the Periods Ended
See accompanying notes which are an integral part of the financial statements.
290 Tax-Managed Real Assets Fund
For a Share Outstanding Throughout Each Period.
$
Net Asset Value,
Beginning of
Period
$
Net Investment
Income (Loss)
(a)(d)
$
Net Realized
and Unrealized
Gain (Loss)
$
Total from
Investment
Operations
$
Distributions
from Net
Investment Income
$
Total
Distributions
Class A
October 31, 2022 13.28 .31 (1.85) (1.54) (.23) (.23)
October 31, 2021 9.11 .17 4.18 4.35 (.18) (.18)
October 31, 2020 10.40 .13 (1.33) (1.20) (.09) (.09)
October 31, 2019(2) 10.00 .07 .33 .40 — —
Class C
October 31, 2022 13.15 .22 (1.83) (1.61) (.15) (.15)
October 31, 2021 9.04 .08 4.16 4.24 (.13) (.13)
October 31, 2020 10.37 .06 (1.33) (1.27) (.06) (.06)
October 31, 2019(2) 10.00 .04 .33 .37 — —
Class M
October 31, 2022 13.33 .36 (1.85) (1.49) (.28) (.28)
October 31, 2021 9.13 .22 4.20 4.42 (.22) (.22)
October 31, 2020 10.41 .17 (1.34) (1.17) (.11) (.11)
October 31, 2019(2) 10.00 .08 .33 .41 — —
Class S
October 31, 2022 13.32 .35 (1.86) (1.51) (.26) (.26)
October 31, 2021 9.13 .20 4.19 4.39 (.20) (.20)
October 31, 2020 10.41 .16 (1.34) (1.18) (.10) (.10)
October 31, 2019(2) 10.00 .08 .33 .41 — —

See accompanying notes which are an integral part of the financial statements.
Tax-Managed Real Assets Fund 291
$
Net Asset Value,
End of
Period
%
Total
Return
(b)(c)
$
Net Assets,
End of Period
(000)
%
Ratio of Expenses
to Average
Net Assets,
Gross
(e)
%
Ratio of Expenses
to Average
Net Assets,
Net
(d)(e)
%
Ratio of Net
Investment Income
to Average
Net Assets
(d)(e)
%
Portfolio
Turnover Rate
(b)
11.51 (11.76) 6,073 1.42 1.33 2.47 43
13.28 48.29 5,370 1.42 1.33 1.44 40
9.11 (11.65) 2,642 1.47 1.33 1.43 81
10.40 4.00 950 1.51 1.30 1.75 29
11.39 (12.40) 828 2.17 2.08 1.74 43
13.15 47.21 531 2.17 2.08 .65 40
9.04 (12.35) 392 2.22 2.08 .66 81
10.37 3.70 171 2.25 2.04 .99 29
11.56 (11.42) 255,604 1.17 .98 2.84 43
13.33 48.95 255,918 1.17 .98 1.79 40
9.13 (11.39) 95,547 1.22 .98 1.80 81
10.41 4.10 80,142 1.25 .94 2.10 29
11.55 (11.51) 540,826 1.17 1.08 2.74 43
13.32 48.63 532,442 1.17 1.08 1.66 40
9.13 (11.44) 353,896 1.22 1.08 1.70 81
10.41 4.10 346,625 1.25 1.04 2.01 29

Russell Investment Company
Tax-Managed Real Assets Fund
See accompanying notes which are an integral part of the financial statements.
292 Tax-Managed Real Assets Fund
Related Party Transactions, Fees and Expenses
Accrued fees payable to affiliates for the period ended October 31, 2022 were as follows:
Transactions (amounts in thousands) during the period ended October 31, 2022 with Underlying Funds which are, or were, an affiliated company are as follows:
Federal Income Taxes
At October 31, 2022, the cost of investments, net unrealized appreciation (depreciation), and components of distributable earnings for income tax purposes were as follows:
For the fiscal years ended October 31, 2022 and October 31, 2021, respectively, the Fund made the following tax basis distributions:
Net investment income and net realized gains (losses) in the financial statements may differ from taxable net investment income and net realized gains (losses). Capital accounts within the financial statements are adjusted for permanent differences between book and tax accounting.  These differences may be due to foreign currency gains or losses, reclassifications of dividends and /or differences in treatment of income from swaps.  These adjustments have no impact on the net assets.
At October 31, 2022, the Statement of Assets and Liabilities has been adjusted by the following amounts (in thousands):
Advisory fees $ 445,087
Administration fees 31,881
Distribution fees 1,702
Shareholder servicing fees 162
Transfer agent fees 110,124
Trustee fees 1,238
$ 590,194
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Income
Distributions
Capital Gains
Distributions
U.S. Cash Management Fund $ 35,641 $ 211,696 $ 229,288 $ (2) $ (1) $ 18,046 $ 264 $ —
Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
Undistributed
Ordinary Income
Undistributed
Long-Term
Capital Gains
(Capital Loss
Carryforward)
$ 712,454,408 $ 133,324,947 $ (49,457,842) $ 83,867,105 $ 16, 930 , 752 $ (38,148,963)
October 31, 2022 October 31, 2021
Ordinary Income
Distributions
Long-Term
Capital Gain
Distributions
Return of
Capital
Ordinary Income
Distributions
Long-Term
Capital Gain
Distributions
Return of
Capital
$ 16,414,501 $ — $ — $ 10,249,478 $ — $ —
Total distributable earnings (losses)
$ (762)
Additional paid-in capital
762

Russell Investment Company
Opportunistic Credit Fund
Portfolio Management Discussion and Analysis — October 31, 2022
(Unaudited)
294 Opportunistic Credit Fund
Opportunistic Credit Fund - Class A
‡
Total
Return
1 Year (17 .63)%
5 Years (1 .32)%§
10 Years 1 .29%§
Opportunistic Credit Fund - Class C
Total
Return
1 Year (15 .08)%
5 Years (1 .32)%§
10 Years 0 .91%§
Opportunistic Credit Fund - Class M
‡‡
Total
Return
1 Year (14 .19)%
5 Years (0 .29)%§
10 Years 1 .96%§
Opportunistic Credit Fund - Class S
Total
Return
1 Year (14 .22)%
5 Years (0 .31)%§
10 Years 1 .94%§
Opportunistic Credit Fund - Class Y
Total
Return
1 Year (14 .17)%
5 Years (0 .28)%§
10 Years 2 .00%§
Bloomberg U.S. Universal Index (USD)
**
Total
Return
1 Year (15 .79)%
5 Years (0 .42)%§
10 Years 1 .02%§
Opportunistic Credit Linked Benchmark
***
Total
Return
1 Year (12 .57)%
5 Years 0 .45%§
10 Years 3 .20%§
Opportunistic Credit Composite Index
****
Total
Return
1 Year (12 .57)%
5 Years 0 .67%§
10 Years 2 .69%§

Russell Investment Company
Opportunistic Credit Fund
Portfolio Management Discussion and Analysis, continued — October 31,
2022 (Unaudited)
Opportunistic Credit Fund 295
The Opportunistic Credit Fund (the “Fund”) employs a multi-
manager approach whereby portions of the Fund are allocated
to different money manager strategies. Fund assets not allocated to money managers are managed by Russell Investment
Management, LLC (“RIM”), the Fund’s advisor. RIM may
change the allocation of the Fund’s assets among money
managers at any time. An exemptive order from the Securities and Exchange Commission permits RIM to engage or terminate
a money manager at any time, subject to approval by the Fund’s
Board, without a shareholder vote. Pursuant to the terms of the exemptive order, the Fund is required to notify its shareholders within 90 days of when a money manager begins providing
services. As of October 31, 2022, the Fund had four money
managers.
What is the Fund’s investment objective?
The Fund seeks to provide total return.
How did the Fund perform relative to its benchmark
for the fiscal year ended October 31, 2022?
For the fiscal year ended October 31, 2022 (the “fiscal year”), the Fund’s Class A, Class C, Class M, Class S, and Class Y
Shares lost 14.40%, 15.08%, 14.19%, 14.22% and 14.17%,
respectively. This is compared to the Fund’s benchmark,
the Bloomberg U.S. Universal Index (USD hedged), which
lost 15.79% during the fiscal year. The Opportunistic Credit
Composite Index (the “Secondary Benchmark”), a composite
index consisting of 50% ICE BofA Developed Markets High
Yield Constrained Index (USD hedged), 20% JP Morgan
EMBI Global Diversified Index, 20% Bloomberg U.S.
1-3 Month Treasury Bill Index and 10% Bloomberg U.S.
Corporate Index, lost 12.57% during the fiscal year. The Fund’s
Secondary Benchmark provides a means to compare the Fund’s
average annual return to a secondary benchmark that is more
representative of the investment strategies pursued by the Fund.
The Fund’s performance includes operating expenses, whereas
index returns are unmanaged and do not include expenses of
any kind.
For the fiscal year, Morningstar
®
Multisector Bond Category,
a group of funds that Morningstar, Inc. considers to have
investment strategies similar to those of the Fund, lost 12.06%.
This return serves as a peer comparison and is expressed net of operating expenses.
RIM may assign a money manager a benchmark other than the
Fund’s index (a “RIM-assigned benchmark”). However, the
Fund’s primary index remains the benchmark for the Fund and
is intended to be representative of the aggregate of each money manager’s benchmark index.
How did market conditions affect the Fund’s
performance?
During the fiscal year, supply chain constraints, the Russia-
Ukraine war, and a stimulus overhang from relaxed fiscal and monetary policy drove elevated inflation, which impacted
markets negatively. To control inflation, central banks dropped easy money policies and increased interest rates at a historic pace. Equity and fixed income markets experienced substantial drawdowns on the back of tighter monetary policies.
Credit markets were challenged over the fiscal year. U.S.
investment grade corporate credit spreads and U.S. high yield corporate spreads both widened. The U.S. Urban Consumer
Price Index reached a 9% year-over-year increase in mid-2022 and ended the fiscal year at 7.7% – significantly higher than the
Federal Reserve Bank’s 2% inflation target – as the economy
faced cash strapped consumers, labor shortages, and supply
constraints.
The Fund’s exposure to spread sectors detracted from
performance as credit spreads widened. The Bloomberg U.S.
Corporate Bond Index posted a total return of -19.57% for the fiscal year, while the Bloomberg U.S. Corporate High Yield
Index had a -11.76% total return. Emerging markets were hardest hit within fixed income, with the J.P. Morgan Government
Bond Index-Emerging Markets Global Diversified Index (USD
hedged) returning -20.27% for the fiscal year. U.S. Treasuries also performed poorly over the fiscal year as yields rose; the 10-
Year Treasury yield increased from 1.55% to 4.05%.
How did the investment strategies and techniques
employed by the Fund and its money managers affect
its benchmark relative performance?
The Fund’s exposure to longer duration securities detracted
from performance as yields widened over the fiscal year.
Investment Grade and High Yield Corporate spreads widened
considerably, while securitized credit (including CLOs and
CMBS) fared better. In emerging markets, the Fund had a bias towards countries with lower credit ratings which detracted from performance. The Fund’s overall lower-quality positioning,
with an overweight to CCC-rated and non-rated bonds, also
detracted.
The Fund employs discretionary money managers. The Fund’s
discretionary money managers select the individual portfolio securities for the assets assigned to them. RIM manages assets not allocated to money manager strategies and the Fund’s cash balances.
With respect to certain of the Fund’s money managers, Barings
LLC and Barings International Investment Limited (“Barings”)
outperformed the Fund benchmark and its RIM-assigned
benchmark. Barings’ overweight to the US and energy sectors

Russell Investment Company
Opportunistic Credit Fund
Portfolio Management Discussion and Analysis, continued — October 31,
2022 (Unaudited)
296 Opportunistic Credit Fund
contributed positively to performance. Barings overweight to lower quality credit, specifically the B- and CCC-rated cohorts, detracted as spreads widened over the fiscal year. Barings’ short duration positions contributed positively to performance.
DuPont Capital Management Corporation (“DuPont”)
underperformed the Fund’s benchmark, primarily due to
duration positioning and concentrated country bets. DuPont’s overall emerging market exposure and general overweight to
high yield credit detracted from performance.
During the fiscal year, RIM managed multiple positioning
strategies to seek to achieve the desired risk/return profile for the Fund.
RIM’s U.S. Investment Grade Intelligent Credit positioning
strategy, which screens securities based on value within the
Bloomberg U.S. Corporate Bond Index and purchases physical
bonds that RIM believes to be undervalued, underperformed the
Fund’s benchmark but slightly outperformed its RIM-assigned
benchmark (Bloomberg U.S. Corporates Investment Grade
Index). The strategy is a credit beta strategy with a lower quality bias and suffered from the sell-off in corporate credit.
The U.S. High Yield Intelligent Credit positioning strategy, which screens securities based on value within the ICE BofA
US High Yield Index and purchases physical bonds that RIM
believes to be undervalued, outperformed the Fund’s benchmark for the fiscal year. The strategy benefitted from short active duration positioning.
During the fiscal year, RIM also managed a strategy to gain
exposure to quasi-sovereign emerging markets debt. This
strategy underperformed both the Fund’s benchmark and its
RIM-assigned benchmark during the fiscal year, due in part to positions in China, Pakistan, and Venezuela.
RIM also managed a U.S. Fallen Angels positioning strategy
that invests in recently downgraded bonds, which tend to have lower prices. The strategy underperformed its RIM-assigned
benchmark for the fiscal year.
RIM also managed an E.U. Fallen Angels positioning strategy
that invests in recently downgraded bonds of European issuers.
The strategy underperformed its RIM-assigned benchmark.
RIM also managed currency factor and rates factor strategies, which seek to generate active returns through currency and
international rates positioning, respectively, and utilize long and short positions in global government bond futures and currency forward contracts. These strategies contributed positively to performance during the fiscal year.
RIM also implemented tactical positioning strategies using
derivatives. These positioning strategies detracted from Fund performance during the fiscal year, as rising rates led to negative contribution from interest rate derivatives used to extend
duration. RIM also utilized credit default swaps to increase and decrease credit risk at certain times during the fiscal year, which operated as intended.
Describe any changes to the Fund’s structure or the
money manager line-up.
During the fiscal year, RIM hired Marathon Asset Management,
L.P, a sector specialist in emerging market debt. Allocations to other manager strategies were adjusted as a result.
The views expressed in this report reflect those of
the portfolio managers only through the end of the
fiscal year covered by the report. These views do not
necessarily represent the views of RIM, or any other
person in RIM or any other affiliated organization.
These views are subject to change at any time based
upon market conditions or other events, and RIM
disclaims any responsibility to update the views
contained herein. These views should not be relied
on as investment advice and, because investment
decisions for a Russell Investment Company (“RIC”)
Fund are based on numerous factors, should not be
relied on as an indication of investment decisions of
any RIC Fund.
Money Managers as of October 31,
2022 Styles
Barings LLC and Baring International
Investment Limited Sector Specialist
DuPont Capital Management Corporation Sector Specialist
Marathon Asset Management, L.P. Sector Specialist
Voya Investment Management Co. LLC Sector Specialist

Russell Investment Company
Opportunistic Credit Fund
Portfolio Management Discussion and Analysis, continued — October 31,
2022 (Unaudited)
Opportunistic Credit Fund 297
* Assumes initial investment on November 1, 2012.
** Bloomberg U.S. Universal Index (USD) measures the performance of U.S. dollar-denominated taxable bonds that are rated either investment-grade or high yield. The index includes U.S. Treasury bonds, investment-grade and high yield U.S. corporate bonds, mortgage-backed securities, and Eurodollar bonds.
*** Opportunistic Credit Linked Benchmark provides a means to compare the Fund's average annual returns to a secondary benchmark that takes into account the historical changes in the Fund’s secondary benchmark. The Opportunistic Credit Linked Benchmark is a composite index consisting of 60% ICE BofA
Global High Yield Index (USD hedged) and 40% JP Morgan EMBI Global Diversified Index through December 31, 2018 and 50% ICE BofA Developed
Markets High Yield Constrained Index (USD hedged), 20% JP Morgan EMBI Global Diversified Index, 20% Bloomberg U.S. 1-3 Month Treasury Bill Index
and 10% Bloomberg U.S. Corporate Investment Grade Index thereafter.
**** Opportunistic Credit Composite Index provides a means to compare the Fund's average annual returns to a secondary benchmark that is more representative of the investment strategies pursued by the Fund. The Opportunistic Credit Composite Index is a composite index consisting of 50% ICE BofA Developed
Markets High Yield Constrained Index (USD hedged), 20% JP Morgan EMBI Global Diversified Index, 20% Bloomberg U.S. 1-3 Month Treasury Bill Index
and 10% Bloomberg U.S. Corporate Investment Grade Index.
‡ The performance shown has been adjusted to reflect the deduction of the maximum Class A sales charge of 3.75%.
‡‡ The Fund’s performance inception date for Class M Shares was March 16, 2017. The returns shown for Class M Shares prior to that date are the returns of the Fund’s Class S Shares. Class M Shares will have substantially similar annual returns as the Class S Shares because the Shares of each Class are invested in the same portfolio of securities. Annual returns for each Class will differ only to the extent that the Class M Shares do not have the same expenses as the
Class S Shares.
§ Annualized.
Performance is historical and assumes reinvestment of all dividends and capital gains.  Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than when purchased.  Past performance is not indicative of future results.  The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Additionally, the returns presented herein may differ from the performance reported in the Financial Highlights as the returns herein are calculated in a manner consistent with standardized performance in accordance with
Securities and Exchange Commission rules, while the performance in the Financial Highlights has been calculated in accordance with U.S. Generally Accepted
Accounting Pr inciple s (“U.S. GAAP”).

Russell Investment Company
Opportunistic Credit Fund
Shareholder Expense Example — October 31, 2022 (Unaudited)
298 Opportunistic Credit Fund
Fund Expenses
The following disclosure provides important information
regarding the Fund’s Shareholder Expense Example
(“Example”).
Example
As a shareholder of the Fund, you incur two types of costs:
(1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs,
including advisory and administrative fees; distribution (12b-1)
and/or service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars)
of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from May 1, 2022 to October 31, 2022.
Actual Expenses
The information in the table under the heading “Actual
Performance” provides information about actual account
values and actual expenses. You may use the information in
this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During
Period” to estimate the expenses you paid on your account
during this period.
Hypothetical Example for Comparison Purposes
The information in the table under the heading “Hypothetical
Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses
based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the
Fund’s actual return. The hypothetical account values and
expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the
Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant
to highlight your ongoing costs only and do not reflect any
transactional costs. Therefore, the information under the heading
“Hypothetical Performance (5% return before expenses)” is
useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
Class A
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2022 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2022 $ 934.10 $ 1,019.96
Expenses Paid During Period* $ 5.07 $ 5.30
* Expenses are equal to the Fund's annualized expense ratio of 1.04%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-
half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class C
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2022 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2022 $ 929.90 $ 1,016.23
Expenses Paid During Period* $ 8.66 $ 9.05
* Expenses are equal to the Fund's annualized expense ratio of 1.78%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-
half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class M
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2022 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2022 $ 934.60 $ 1,021.53
Expenses Paid During Period* $ 3.56 $ 3.72
* Expenses are equal to the Fund's annualized expense ratio of 0.73%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-
half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

Russell Investment Company
Opportunistic Credit Fund
Shareholder Expense Example, continued — October 31, 2022 (Unaudited)
Opportunistic Credit Fund 299
Class S
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2022 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2022 $ 934.50 $ 1,021.27
Expenses Paid During Period* $ 3.80 $ 3.97
* Expenses are equal to the Fund's annualized expense ratio of 0.78%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-
half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class Y
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2022 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2022 $ 934.70 $ 1,021.63
Expenses Paid During Period* $ 3.46 $ 3.62
* Expenses are equal to the Fund's annualized expense ratio of 0.71%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-
half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments — October 31, 2022
See accompanying notes which are an integral part of the financial statements.
300 Opportunistic Credit Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Long-Term Fixed Income Investments - 87.4%
Asset-Backed Securities - 3.0%
ACE Securities Corp. Mortgage Loan
Trust
Series 2007-D1 Class A3
7.250% due 02/25/38 (~)(Ê)(Þ) 691 533
CLI Funding VI LLC
Series 2020-1A Class A
2.080% due 09/18/45 (Þ) 783 672
Commonbond Student Loan Trust
Series 2017-AGS Class C
5.280% due 05/25/41 (Þ) 55 54
Series 2020-AGS Class B
3.160% due 08/25/50 (Þ) 98 85
Series 2021-AGS Class B
1.400% due 03/25/52 (Þ) 285 212
DB Master Finance LLC
Series 2019-1A Class A23
4.352% due 05/20/49 (Þ) 388 342
Series 2019-1A Class A2II
4.021% due 05/20/49 (Þ) 194 177
Domino's Pizza Master Issuer LLC
Series 2019-1A Class A2
3.668% due 10/25/49 (Þ) 924 771
Series 2021-1A Class A2II
3.151% due 04/25/51 (Þ) 591 458
ELFI Graduate Loan Program
Series 2020-A Class A
1.730% due 08/25/45 (Þ) 119 101
GoodLeap Sustainable Home Solutions
Trust
Series 2021-3CS Class A
2.100% due 05/20/48 (Þ) 1,288 934
Helios Issuer LLC
Series 2018-1A Class A
4.870% due 07/20/48 (Þ) 854 740
Series 2018-1A Class B
7.710% due 07/20/48 (Þ) 661 537
Series 2020-AA Class A
2.980% due 06/20/47 (Þ) 381 320
J.G. Wentworth XLII LLC
Series 2018-2A Class B
4.700% due 10/15/77 (Þ) 500 432
Marlette Funding Trust
Series 2018-4A Class C
4.910% due 12/15/28 (Þ) 159 159
Series 2021-1A Class C
1.410% due 06/16/31 (Þ) 900 849
Mosaic Solar Loan Trust
Series 2018-2GS Class A
4.200% due 02/22/44 (Þ) 193 178
Series 2018-2GS Class B
4.740% due 02/22/44 (Þ) 147 139
Series 2020-1A Class B
3.100% due 04/20/46 (Þ) 263 228
Series 2020-2A Class B
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
2.210% due 08/20/46 (Þ) 296 250
Series 2021-1A Class B
2.050% due 12/20/46 (Þ) 734 546
Series 2021-2A Class B
2.090% due 04/22/47 (Þ) 437 348
Navient Private Education Refi Loan
Trust
Series 2020-HA Class A
1.310% due 01/15/69 (Þ) 241 217
Series 2021-A Class B
2.240% due 05/15/69 (Þ) 450 305
Primose Funding LLC
Series 2019-1A Class A2
4.475% due 07/30/49 (Þ) 970 875
SoFi Consumer Loan Program Trust
Series 2018-3 Class C
4.670% due 08/25/27 (Þ) 195 192
SoFi Professional Loan Program LLC
Series 2017-D Class BFX
3.610% due 09/25/40 (Þ) 400 381
Series 2017-E Class B
3.490% due 11/26/40 (Þ) 500 472
Series 2019-B Class BFX
3.730% due 08/17/48 (Þ) 600 469
Series 2019-C Class BFX
3.050% due 11/16/48 (Þ) 1,000 760
SoFi Professional Loan Program Trust
Series 2017-B Class CFX
4.440% due 05/25/40 (~)(Ê)(Þ) 425 372
Series 2017-C Class C
4.210% due 07/25/40 (~)(Ê)(Þ) 424 357
Series 2018-B Class BFX
3.830% due 08/25/47 (Þ) 850 781
Series 2018-D Class R1
0.000% due 02/25/48 (Š)(Þ) 43 472
Series 2020-C Class BFX
3.360% due 02/15/46 (Þ) 600 437
Sonic Capital LLC
Series 2020-1A Class A2I
3.845% due 01/20/50 (Þ) 538 475
Series 2021-1A Class A2II
2.636% due 08/20/51 (Þ) 594 413
Sunnova Helios Issuer LLC
Series 2020-2A Class A
2.730% due 11/01/55 (Þ) 332 255
Sunnova Sol III Issuer LLC
Series 2021-1 Class A
2.580% due 04/28/56 (Þ) 825 664
Sunrun Xanadu Issuer
Series 2019-1A Class A
3.980% due 06/30/54 (Þ) 449 405
Wendy's Funding LLC
Series 2018-1A Class A2II
3.884% due 03/15/48 (Þ) 476 413
Whirlpool Corp.

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — October 31, 2022
See accompanying notes which are an integral part of the financial statements.
Opportunistic Credit Fund 301
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2021-1A Class D
2.900% due 01/20/35 (USD 3 Month
LIBOR + 2.900%)(Ê)(Þ) 250 211
17,991
Corporate Bonds and Notes - 34.6%
3M Co.
3.000% due 08/07/25 293 278
7-Eleven, Inc.
0.800% due 02/10/24 (Þ) 333 314
Acuris Finance US, Inc. / Acuris
Finance SARL
5.000% due 05/01/28 (Þ) 556 450
AdaptHealth LLC
4.625% due 08/01/29 (Þ) 368 310
5.125% due 03/01/30 (Þ) 851 738
Adient Global Holdings Co.
4.875% due 08/15/26 (Þ) 1,299 1,163
African Export-Import Bank (The)
Series REGS
3.798% due 05/17/31 643 493
Agilent Technologies, Inc.
2.300% due 03/12/31 344 268
AHP Health Partners, Inc.
5.750% due 07/15/29 (Þ) 186 142
Air Methods Corp.
8.000% due 05/15/25 (Þ) 282 146
Aircastle, Ltd.
4.250% due 06/15/26 302 267
Albertsons Cos. LLC / Safeway, Inc.
/ New Albertsons, LP / Albertson's
LLC
4.625% due 01/15/27 (Þ) 291 270
Alexandria Real Estate Equities, Inc.
3.450% due 04/30/25 309 295
Alliance Data Systems Corp.
4.750% due 12/15/24 (Þ) 350 306
Alliance Resource Partners, LP
7.500% due 05/01/25 (Þ) 271 266
Allied Universal Holdco LLC / Allied
Universal Finance Corp.
6.625% due 07/15/26 (Þ) 277 265
Allied World Assurance Co. Holdings,
Ltd.
4.350% due 10/29/25 296 281
Ally Financial, Inc.
8.000% due 11/01/31 258 265
Alta Equipment Group, Inc.
5.625% due 04/15/26 (Þ) 490 423
Altria Group, Inc.
2.350% due 05/06/25 85 78
5.800% due 02/14/39 213 182
AMC Entertainment Holdings, Inc.
10.000% due 06/15/26 (Þ) 396 210
American Airlines Group, Inc.
11.750% due 07/15/25 (Þ) 325 355
5.500% due 04/20/26 (Þ) 892 849
5.750% due 04/20/29 (Þ) 343 312
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
American Builders & Contractors
Supply Co., Inc.
3.875% due 11/15/29 (Þ) 1,000 821
American Finance Trust, Inc. /
American Finance Operating Partner,
LP
4.500% due 09/30/28 (Þ) 326 238
American Homes 4 Rent, LP
4.250% due 02/15/28 261 238
American Tower Corp.
3.375% due 05/15/24 296 287
Apache Corp.
6.000% due 01/15/37 208 187
5.100% due 09/01/40 140 113
5.250% due 02/01/42 175 140
4.750% due 04/15/43 118 88
5.350% due 07/01/49 824 636
Apollo Commercial Real Estate
Finance, Inc.
4.625% due 06/15/29 (Þ) 316 249
Apple, Inc.
2.500% due 02/09/25 295 281
Applied Materials, Inc.
5.100% due 10/01/35 249 242
Aramark Services, Inc.
5.000% due 02/01/28 (Þ) 354 323
Arconic Corp.
6.125% due 02/15/28 (Þ) 1,000 937
Arcosa, Inc.
4.375% due 04/15/29 (Þ) 162 140
Ardagh Packaging Finance PLC /
Ardagh Holdings USA, Inc.
Series 144a
5.250% due 08/15/27 (Þ) 361 254
Ares Capital Corp.
3.250% due 07/15/25 156 141
Avantor, Inc.
4.625% due 07/15/28 (Þ) 358 324
Aviation Capital Group LLC
5.500% due 12/15/24 (Þ) 282 271
Avient Corp.
7.125% due 08/01/30 (Þ) 373 357
Avnet, Inc.
4.625% due 04/15/26 500 474
3.000% due 05/15/31 500 372
Axalta Coating Systems LLC / Axalta
Coating Systems Dutch Holding B
BV
4.750% due 06/15/27 (Þ) 288 262
Ball Corp.
4.000% due 11/15/23 259 254
Barings BDC, Inc.
3.300% due 11/23/26 (Þ) 331 273
BCPE Ulysses Intermediate, Inc.
7.750% due 04/01/27 (Þ) 835 553
Berkshire Hathaway Energy Co.
Series WI

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — October 31, 2022
See accompanying notes which are an integral part of the financial statements.
302 Opportunistic Credit Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
4.050% due 04/15/25 258 253
Berkshire Hathaway Finance Corp.
1.850% due 03/12/30 332 266
Berkshire Hathaway, Inc.
3.125% due 03/15/26 288 273
Berry Global, Inc.
5.625% due 07/15/27 (Þ) 224 212
Series WI
0.950% due 02/15/24 332 312
Blackstone Holdings Finance Co. LLC
3.150% due 10/02/27 (Þ) 304 272
Blackstone Mortgage Trust, Inc.
3.750% due 01/15/27 (Þ) 311 263
Boardwalk Pipelines, LP
4.800% due 05/03/29 178 162
Booz Allen Hamilton Holding Corp.
3.875% due 09/01/28 (Þ) 324 285
Boxer Parent Co., Inc.
9.125% due 03/01/26 (Þ) 931 889
Boyd Gaming Corp.
4.750% due 06/15/31 (Þ) 1,000 845
Series WI
4.750% due 12/01/27 344 317
Brightsphere Investment Group, Inc.
4.800% due 07/27/26 298 267
Brown & Brown, Inc.
4.200% due 09/15/24 301 293
Brunswick Corp.
4.400% due 09/15/32 322 256
Buckeye Partners, LP
3.950% due 12/01/26 466 409
4.125% due 12/01/27 215 187
5.850% due 11/15/43 227 170
5.600% due 10/15/44 126 93
Builders FirstSource, Inc.
5.000% due 03/01/30 (Þ) 385 331
Cablevision Lightpath LLC
5.625% due 09/15/28 (Þ) 326 259
Caesars Entertainment, Inc.
4.625% due 10/15/29 (Þ) 158 126
Calpine Corp.
5.125% due 03/15/28 (Þ) 300 266
Carlyle Holdings II Finance LLC
5.625% due 03/30/43 (Þ) 256 214
Carnival Corp.
5.750% due 03/01/27 (Þ) 471 326
6.000% due 05/01/29 (Þ) 523 347
Carriage Purchaser, Inc.
7.875% due 10/15/29 (Þ) 744 551
Carriage Services, Inc.
4.250% due 05/15/29 (Þ) 1,000 770
Carrier Global Corp.
Series WI
2.242% due 02/15/25 302 281
Carvana Co.
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
5.625% due 10/01/25 (Þ) 244 160
10.250% due 05/01/30 (Þ) 400 240
CBL & Associates HoldCo II LLC
5.950% due 12/15/26 (Ø)(Š)(Æ) 475 —
CBRE Services, Inc.
4.875% due 03/01/26 284 277
CCO Holdings LLC / CCO Holdings
Capital Corp.
4.750% due 03/01/30 (Þ) 642 540
4.250% due 01/15/34 (Þ) 1,872 1,376
Series DMTN
5.000% due 02/01/28 (Þ) 321 291
CDW LLC / CDW Finance Corp.
2.670% due 12/01/26 316 272
Celanese US Holdings LLC
6.379% due 07/15/32 1,150 1,046
Centene Corp.
Series WI
4.625% due 12/15/29 565 511
CenturyLink, Inc.
5.125% due 12/15/26 (Þ) 788 675
Series G
6.875% due 01/15/28 190 161
Series P
7.600% due 09/15/39 177 119
Charter Communications Operating
LLC / Charter Communications
Operating Capital
Series WI
4.908% due 07/23/25 269 261
Cheniere Energy Partners, LP
Series WI
4.500% due 10/01/29 426 376
Cheniere Energy, Inc.
Series WI
4.625% due 10/15/28 357 329
Chevron Corp.
1.554% due 05/11/25 313 289
0.687% due 08/12/25 336 301
CHS/Community Health Systems, Inc.
6.000% due 01/15/29 (Þ) 1,500 1,114
6.125% due 04/01/30 (Þ) 340 139
5.250% due 05/15/30 (Þ) 200 138
4.750% due 02/15/31 (Þ) 694 465
Cisco Systems, Inc.
3.625% due 03/04/24 285 281
Citigroup, Inc.
6.125% due 08/25/36 237 226
Citizens Financial Group, Inc.
2.500% due 02/06/30 336 260
Clydesdale Acquisition Holdings, Inc.
6.625% due 04/15/29 (Þ) 179 170
8.750% due 04/15/30 (Þ) 600 527
Coinbase Global, Inc.
3.375% due 10/01/28 (Þ) 336 220
3.625% due 10/01/31 (Þ) 272 161

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — October 31, 2022
See accompanying notes which are an integral part of the financial statements.
Opportunistic Credit Fund 303
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Colt Merger Sub, Inc.
5.750% due 07/01/25 (Þ) 281 274
6.250% due 07/01/25 (Þ) 771 752
8.125% due 07/01/27 (Þ) 830 807
Comcast Corp.
3.700% due 04/15/24 314 308
CommScope Technologies LLC
5.000% due 03/15/27 (Þ) 273 221
Compass Group Diversified Holdings
LLC
5.250% due 04/15/29 (Þ) 333 286
Condor Merger Sub, Inc.
7.375% due 02/15/30 (Þ) 967 800
Consensus Cloud Solutions, Inc.
6.000% due 10/15/26 (Þ) 887 799
6.500% due 10/15/28 (Þ) 136 120
Consolidated Communications
Holdings, Inc.
5.000% due 10/01/28 (Þ) 517 401
Constellation Merger Sub, Inc.
8.500% due 09/15/25 (Þ) 292 258
Corebridge Financial, Inc
6.875% due 12/15/52 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.846%)(Ê)(Þ) 297 268
CoreLogic, Inc.
4.500% due 05/01/28 (Þ) 311 209
CoStar Group, Inc.
2.800% due 07/15/30 (Þ) 323 255
Costco Wholesale Corp.
2.750% due 05/18/24 316 307
Coty, Inc. / HFC Prestige Products, Inc.
/ HFC Prestige International US LLC
4.750% due 01/15/29 (Þ) 979 850
Covanta Holding Corp.
5.000% due 09/01/30 331 276
CPI CG, Inc.
8.625% due 03/15/26 (Þ) 289 273
CQP Holdco, LP / BIP-V Chinook
Holdco LLC
5.500% due 06/15/31 (Þ) 1,138 1,010
Credit Acceptance Corp.
5.125% due 12/31/24 (Þ) 242 225
Crown Americas LLC / Crown
Americas Capital Corp. V
Series WI
4.250% due 09/30/26 224 207
Crown Castle International Corp.
3.200% due 09/01/24 299 288
Crown Cork & Seal Co., Inc.
7.375% due 12/15/26 452 457
CSC Holdings LLC
Series 144a
4.625% due 12/01/30 (Þ) 1,449 1,043
Cushman & Wakefield U.S. Borrower
LLC
6.750% due 05/15/28 (Þ) 265 252
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
CVR Energy, Inc.
5.250% due 02/15/25 (Þ) 783 754
5.750% due 02/15/28 (Þ) 402 364
Danaher Corp.
4.375% due 09/15/45 271 223
Delek Logistics Partners, LP
Series WI
6.750% due 05/15/25 275 265
Delta Air Lines, Inc.
4.375% due 04/19/28 231 206
3.750% due 10/28/29 171 141
Deutsche Bank AG
4.875% due 12/01/32 (USD ICE
Swap Rate NY 5 Year Rate +
2.553%)(Ê) 622 493
DH Europe Finance II SARL
Series 5YR
2.200% due 11/15/24 320 302
DIRECTV Holdings LLC / DIRECTV
Financing Co., Inc.
5.875% due 08/15/27 (Þ) 1,948 1,754
DISH DBS Corp.
5.250% due 12/01/26 (Þ) 220 191
5.750% due 12/01/28 (Þ) 57 46
Series WI
5.875% due 11/15/24 100 92
7.750% due 07/01/26 892 753
7.375% due 07/01/28 225 170
DISH Network Corp.
Series NCd
3.375% due 08/15/26 947 655
DPL, Inc.
Series WI
4.350% due 04/15/29 148 127
Dresdner Funding Trust I
8.151% due 06/30/31 (Þ) 139 142
El Paso Natural Gas Co. LLC
8.375% due 06/15/32 175 193
Elevance Health, Inc.
4.850% due 08/15/54 261 224
Emergent BioSolutions, Inc.
3.875% due 08/15/28 (Þ) 839 503
Enact Holdings, Inc.
6.500% due 08/15/25 (Þ) 225 222
Enbridge Energy Partners, LP
7.375% due 10/15/45 192 204
EnLink Midstream LLC
5.375% due 06/01/29 9 8
EnLink Midstream Partners, LP
4.850% due 07/15/26 59 56
5.600% due 04/01/44 782 610
5.050% due 04/01/45 89 65
5.450% due 06/01/47 240 182
Enstar Finance LLC

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — October 31, 2022
See accompanying notes which are an integral part of the financial statements.
304 Opportunistic Credit Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
5.750% due 09/01/40 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 5.468%)(Ê) 282 250
Enstar Group, Ltd.
4.950% due 06/01/29 302 265
Entegris, Inc.
5.950% due 06/15/30 (Þ) 1,227 1,120
Enterprise Products Operating LLC
3.125% due 07/31/29 316 272
EPR Properties Co.
4.750% due 12/15/26 309 266
EQM Midstream Partners, LP
6.000% due 07/01/25 (Þ) 60 58
6.500% due 07/01/27 (Þ) 669 652
4.500% due 01/15/29 (Þ) 217 184
7.500% due 06/01/30 (Þ) 313 304
4.750% due 01/15/31 (Þ) 195 163
Series 10Y
5.500% due 07/15/28 358 320
Series 30Y
6.500% due 07/15/48 324 249
Exelon Corp.
3.950% due 06/15/25 307 296
Exxon Mobil Corp.
2.992% due 03/19/25 312 299
First Student Bidco, Inc.
4.000% due 07/31/29 (Þ) 615 500
FirstEnergy Corp.
Series B
3.900% due 07/15/27 1,605 1,507
Series C
4.850% due 07/15/47 55 45
3.400% due 03/01/50 527 327
FirstEnergy Transmission LLC
4.350% due 01/15/25 (Þ) 317 306
Ford Holdings LLC
9.300% due 03/01/30 308 345
Ford Motor Co.
4.346% due 12/08/26 1,081 1,005
7.450% due 07/16/31 184 185
4.750% due 01/15/43 571 398
7.400% due 11/01/46 90 83
5.291% due 12/08/46 589 436
Ford Motor Credit Co. LLC
3.021% due 03/06/24 900 867
3.664% due 09/08/24 625 592
4.687% due 06/09/25 868 822
4.134% due 08/04/25 200 186
3.375% due 11/13/25 586 532
4.542% due 08/01/26 540 497
4.125% due 08/17/27 327 290
5.113% due 05/03/29 806 721
Forestar Group, Inc.
3.850% due 05/15/26 (Þ) 303 258
Frontier Communications Corp.
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
5.000% due 05/01/28 (Þ) 942 824
6.000% due 01/15/30 (Þ) 153 120
Series E
6.860% due 02/01/28 350 326
FS KKR Capital Corp.
4.125% due 02/01/25 276 258
Garden Spinco Corp.
8.625% due 07/20/30 (Þ) 1,240 1,275
Gartner, Inc.
4.500% due 07/01/28 (Þ) 358 332
Gates Global LLC / Gates Corp.
6.250% due 01/15/26 (Þ) 771 740
General Dynamics Corp.
3.250% due 04/01/25 300 288
Genesis Energy, LP / Genesis Energy
Finance Corp.
5.625% due 06/15/24 425 415
6.500% due 10/01/25 711 682
8.000% due 01/15/27 367 355
Genting New York LLC
3.300% due 02/15/26 (Þ) 441 387
Genworth Holdings, Inc.
6.500% due 06/15/34 416 345
Georgia Power Co.
5.400% due 06/01/40 58 52
Getty Images, Inc.
9.750% due 03/01/27 (Þ) 1,135 1,123
Global Net Lease, Inc.
3.750% due 12/15/27 (Þ) 1,223 988
Global Partners, LP / GLP Finance
Corp.
Series WI
6.875% due 01/15/29 282 255
GLP Capital, LP / GLP Financing II,
Inc.
5.250% due 06/01/25 250 241
Golub Capital BDC, Inc.
3.375% due 04/15/24 312 297
GoTo Group, Inc.
5.500% due 09/01/27 (Þ) 1,000 580
Graphic Packaging International LLC
3.500% due 03/15/28 (Þ) 366 316
Gray Television, Inc.
5.375% due 11/15/31 (Þ) 508 408
GrubHub, Inc.
5.500% due 07/01/27 (Þ) 320 215
GYP Holdings III Corp.
4.625% due 05/01/29 (Þ) 195 154
Hadrian Merger Sub, Inc.
8.500% due 05/01/26 (Þ) 270 246
Hanover Insurance Group, Inc. (The)
2.500% due 09/01/30 349 261
Harvest Midstream I, LP
7.500% due 09/01/28 (Þ) 968 928
Hat Holdings I LLC
3.375% due 06/15/26 (Þ) 348 283

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — October 31, 2022
See accompanying notes which are an integral part of the financial statements.
Opportunistic Credit Fund 305
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Hawaiian Brand Intellectual Property,
Ltd. / HawaiianMiles Loyalty, Ltd.
5.750% due 01/20/26 (Þ) 559 515
HC2 Holdings, Inc.
8.500% due 02/01/26 (Þ) 454 336
HCA, Inc.
7.690% due 06/15/25 74 76
4.500% due 02/15/27 175 164
5.625% due 09/01/28 3,500 3,362
3.500% due 09/01/30 1,500 1,243
7.500% due 11/15/95 46 45
Hecla Mining Co.
7.250% due 02/15/28 750 712
Hercules Capital, Inc.
3.375% due 01/20/27 339 281
Hertz Corp. (The)
5.000% due 12/01/29 (Þ) 424 336
Hexcel Corp.
4.700% due 08/15/25 417 400
3.950% due 02/15/27 111 101
High Ridge Brands Co.
8.875% due 03/15/25 (Ø)(Š)(Æ) 970 11
Hilcorp Energy I, LP / Hilcorp Finance
Co.
6.250% due 11/01/28 (Þ) 568 534
Hilton Domestic Operating Co., Inc.
5.750% due 05/01/28 (Þ) 344 332
Hilton Grand Vacations, Inc.
4.875% due 07/01/31 (Þ) 309 253
Hilton Worldwide Finance LLC
Series WI
4.875% due 04/01/27 237 225
Holdco LLC
6.625% due 10/15/29 (Þ) 457 360
Hologic, Inc.
4.625% due 02/01/28 (Þ) 325 304
Home Depot, Inc. (The)
3.000% due 04/01/26 292 274
Howard Hughes Corp. (The)
5.375% due 08/01/28 (Þ) 356 305
Howmet Aerospace, Inc.
5.125% due 10/01/24 487 481
5.900% due 02/01/27 426 418
5.950% due 02/01/37 108 99
HSBC Holdings PLC
7.200% due 07/15/97 173 169
HUB International, Ltd.
7.000% due 05/01/26 (Þ) 440 435
Humana, Inc.
8.150% due 06/15/38 188 211
Huntington Bancshares, Inc.
Series WI
2.487% due 08/15/36 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 1.170%)(Ê) 315 219
Huntington Ingalls Industries, Inc.
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series WI
3.844% due 05/01/25 296 282
IBM Corp.
7.000% due 10/30/25 260 273
Icahn Enterprises, LP / Icahn
Enterprises Finance Corp.
Series WI
4.750% due 09/15/24 840 817
6.250% due 05/15/26 888 853
5.250% due 05/15/27 792 730
Intrado Corp.
Series 0005
8.500% due 10/15/25 (Þ) 264 231
Invitation Homes, Inc.
2.300% due 11/15/28 342 272
IQVIA, Inc.
5.000% due 05/15/27 (Þ) 260 248
Iron Mountain, Inc.
4.875% due 09/15/29 (Þ) 448 385
ITT Holdings LLC
6.500% due 08/01/29 (Þ) 950 763
JBS USA LUX SA / JBS USA Food Co.
/ JBS USA Finance, Inc.
5.500% due 01/15/30 (Þ) 668 609
Series 144a
3.625% due 01/15/32 (Þ) 653 506
JC Penney Corp., Inc.
7.400% due 04/01/37 (Ø)(Š)(Æ) 281 —
Jefferies Group LLC
Series EMTN
6.250% due 01/15/36 288 263
Jefferson Capital Holdings LLC
6.000% due 08/15/26 (Þ) 763 635
KB Home
7.250% due 07/15/30 930 859
Kennedy-Wilson, Inc.
4.750% due 03/01/29 345 280
Keurig Dr Pepper, Inc.
3.200% due 05/01/30 313 265
Keysight Technologies, Inc.
3.000% due 10/30/29 321 268
Kinder Morgan Energy Partners, LP
7.500% due 11/15/40 203 208
Kite Realty Group Trust
4.000% due 03/15/25 276 261
Kraft Heinz Foods Co.
Series WI
3.000% due 06/01/26 301 278
Kroger Co. (The)
3.500% due 02/01/26 287 269
L Brands, Inc.
6.950% due 03/01/33 140 115
6.750% due 07/01/36 152 126
Series WI
6.875% due 11/01/35 1,101 925
Laboratory Corp. of America Holdings

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — October 31, 2022
See accompanying notes which are an integral part of the financial statements.
306 Opportunistic Credit Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
3.250% due 09/01/24 308 297
Ladder Capital Finance Holdings LLLP
5.250% due 10/01/25 (Þ) 251 231
Lamar Media Corp.
Series WI
3.750% due 02/15/28 361 317
Lamb Weston Holdings, Inc.
4.375% due 01/31/32 (Þ) 359 308
Las Vegas Sands Corp.
2.900% due 06/25/25 360 326
LCPR Senior Secured Financing
Designated Activity Co.
6.750% due 10/15/27 (Þ) 1,002 934
5.125% due 07/15/29 (Þ) 735 619
Liberty Mutual Group, Inc.
7.800% due 03/15/37 (Þ) 51 56
Life Storage, LP
4.000% due 06/15/29 316 274
Live Nation Entertainment, Inc.
4.750% due 10/15/27 (Þ) 485 432
Lockheed Martin Corp.
Series B
6.150% due 09/01/36 217 227
Loews Corp.
6.000% due 02/01/35 169 168
Lowe's Cos., Inc.
3.375% due 09/15/25 288 274
LPL Holdings, Inc.
4.625% due 11/15/27 (Þ) 231 213
Macy's Retail Holdings, Inc.
5.875% due 03/15/30 (Þ) 159 133
6.125% due 03/15/32 (Þ) 177 147
4.500% due 12/15/34 253 173
4.300% due 02/15/43 218 128
Magallanes, Inc.
4.054% due 03/15/29 (Þ) 1,000 850
Magic Mergeco, Inc.
7.875% due 05/01/29 (Þ) 364 203
Main Street Capital Corp.
5.200% due 05/01/24 174 170
Markel Corp.
5.000% due 04/05/46 161 135
Marsh & McLennan Cos., Inc.
3.875% due 03/15/24 308 302
MasTec, Inc.
4.500% due 08/15/28 (Þ) 1,750 1,553
Mattel, Inc.
6.200% due 10/01/40 337 287
5.450% due 11/01/41 61 47
McDonald's Corp.
5.700% due 02/01/39 237 230
Merck & Co., Inc.
2.750% due 02/10/25 283 270
MGIC Investment Corp.
5.250% due 08/15/28 288 261
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Microsoft Corp.
3.125% due 11/03/25 288 277
Mid-America Apartments, LP
3.750% due 06/15/24 313 305
Midas OpCo Holdings LLC
5.625% due 08/15/29 (Þ) 401 346
Midcap Financial Issuer Trust
6.500% due 05/01/28 (Þ) 874 743
Midcontinent Communications /
Midcontinent Finance Corp.
5.375% due 08/15/27 (Þ) 166 151
Midwest Gaming Borrower LLC /
Midwest Gaming Finance Corp.
4.875% due 05/01/29 (Þ) 850 719
Mileage Plus Holdings LLC / Mileage
Plus Intellectual Property Assets,
Ltd.
6.500% due 06/20/27 (Þ) 616 609
Millennium Escrow Corp.
6.625% due 08/01/26 (Þ) 198 143
Minerals Technologies, Inc.
5.000% due 07/01/28 (Þ) 296 257
MIWD Holdco II LLC / MIWD Finance
Corp.
5.500% due 02/01/30 (Þ) 497 383
Molina Healthcare, Inc.
4.375% due 06/15/28 (Þ) 183 164
3.875% due 11/15/30 (Þ) 360 306
3.875% due 05/15/32 (Þ) 750 625
Mondelez International Holdings
Netherlands BV
2.250% due 09/19/24 (Þ) 240 226
Mondelez International, Inc.
1.500% due 05/04/25 314 287
Mozart Debt Merger Sub, Inc.
3.875% due 04/01/29 (Þ) 314 257
MPT Operating Partnership, LP / MPT
Finance Corp.
4.625% due 08/01/29 347 275
MSCI, Inc.
4.000% due 11/15/29 (Þ) 350 304
Murphy Oil Corp.
6.375% due 07/15/28 272 266
7.050% due 05/01/29 107 105
4.750% due 09/15/29 317 285
5.875% due 12/01/42 960 757
Nabors Industries, Inc.
7.250% due 01/15/26 (Þ) 606 585
7.375% due 05/15/27 (Þ) 766 753
7.500% due 01/15/28 (Þ) 213 198
Series WI
5.750% due 02/01/25 122 117
National Health Investors, Inc.
3.000% due 02/01/31 367 250
Nationstar Mortgage Holdings, Inc.
6.000% due 01/15/27 (Þ) 354 315
Navient Corp.

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — October 31, 2022
See accompanying notes which are an integral part of the financial statements.
Opportunistic Credit Fund 307
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series MTN
5.625% due 08/01/33 79 56
Neiman Marcus Group, Inc.
7.125% due 04/01/26 (Þ) 982 933
Nestle Holdings, Inc.
0.606% due 09/14/24 (Þ) 310 287
New Enterprise Stone & Lime Co., Inc.
5.250% due 07/15/28 (Þ) 459 399
9.750% due 07/15/28 (Þ) 575 494
New Residential Investment Corp.
6.250% due 10/15/25 (Þ) 296 260
Newell Brands, Inc.
4.200% due 04/01/26 1,254 1,167
5.375% due 04/01/36 76 63
5.500% due 04/01/46 133 102
News Corp.
3.875% due 05/15/29 (Þ) 330 284
NextEra Energy Capital Holdings, Inc.
3.550% due 05/01/27 291 268
NFP Corp.
7.500% due 10/01/30 (Þ) 317 302
NGL Energy Operating LLC
7.500% due 02/01/26 (Þ) 670 606
NGPL PipeCo LLC
7.768% due 12/15/37 (Þ) 238 237
NMI Holdings, Inc.
7.375% due 06/01/25 (Þ) 272 272
Nordstrom, Inc.
4.000% due 03/15/27 102 86
4.375% due 04/01/30 102 78
5.000% due 01/15/44 946 598
Series WI
4.250% due 08/01/31 168 122
Novelis Corp.
3.250% due 11/15/26 (Þ) 82 72
3.875% due 08/15/31 (Þ) 784 607
Occidental Petroleum Corp.
6.950% due 07/01/24 200 205
2.900% due 08/15/24 1,730 1,665
5.875% due 09/01/25 509 513
6.375% due 09/01/28 415 421
6.125% due 01/01/31 626 628
6.450% due 09/15/36 1,723 1,709
6.200% due 03/15/40 640 616
6.600% due 03/15/46 1,111 1,094
4.200% due 03/15/48 40 32
Oceaneering International, Inc.
6.000% due 02/01/28 452 403
Office Properties Income Trust
4.250% due 05/15/24 295 268
Olympus Water US Holding Corp.
6.250% due 10/01/29 (Þ) 250 173
Series 144a
4.250% due 10/01/28 (Þ) 466 378
Omega Healthcare Investors, Inc.
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
4.750% due 01/15/28 299 269
OneMain Finance Corp.
7.125% due 03/15/26 216 208
Oracle Corp.
4.000% due 11/15/47 233 154
Organon Finance 1 LLC
5.125% due 04/30/31 (Þ) 313 266
OT Merger Corp.
7.875% due 10/15/29 (Þ) 382 245
Otis Worldwide Corp.
Series WI
2.056% due 04/05/25 307 284
Outfront Media Capital LLC / Outfront
Media Capital Corp.
5.000% due 08/15/27 (Þ) 358 322
4.250% due 01/15/29 (Þ) 197 163
4.625% due 03/15/30 (Þ) 146 121
Owl Rock Capital Corp.
3.750% due 07/22/25 315 288
Pacific Gas and Electric Co.
Series WI
3.300% due 12/01/27 329 279
Pactiv LLC
7.950% due 12/15/25 200 186
PBF Holding Co. LLC
Series WI
7.250% due 06/15/25 377 373
PECF USS Intermediate Holding III
Corp.
8.000% due 11/15/29 (Þ) 106 71
Peninsula Pacific Entertainment LLC
8.500% due 11/15/27 (Þ) 229 245
Pentair PLC
5.900% due 07/15/32 500 471
PepsiCo, Inc.
2.750% due 04/30/25 296 282
Performance Food Group Co.
5.500% due 10/15/27 (Þ) 364 344
PerkinElmer, Inc.
3.300% due 09/15/29 322 271
Perrigo Finance Unlimited Co.
3.900% due 12/15/24 481 458
3.150% due 06/15/30 93 78
4.900% due 12/15/44 140 92
PetSmart LLC
4.750% due 02/25/28 (Þ) 1,000 913
7.750% due 02/25/29 (Þ) 1,000 939
PG&E Corp.
5.250% due 07/01/30 500 443
Philip Morris International, Inc.
2.875% due 05/01/24 297 286
Piedmont Natural Gas Co., Inc.
3.500% due 06/01/29 308 273
Pike Corp.
5.500% due 09/01/28 (Þ) 866 739
Pilgrim's Pride Corp.

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — October 31, 2022
See accompanying notes which are an integral part of the financial statements.
308 Opportunistic Credit Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
5.875% due 09/30/27 (Þ) 861 842
PMHC II, Inc.
9.000% due 02/15/30 (Þ) 515 339
Polar US Borrower LLC / Schenectady
International Group, Inc.
6.750% due 05/15/26 (Þ) 387 185
PRA Group, Inc.
5.000% due 10/01/29 (Þ) 800 641
Presidio Holdings, Inc.
8.250% due 02/01/28 (Þ) 707 629
Prime Security Services Borrower LLC
/ Prime Finance, Inc.
6.250% due 01/15/28 (Þ) 350 322
Procter & Gamble Co. (The)
5.800% due 08/15/34 238 252
PROG Holdings, Inc.
6.000% due 11/15/29 (Þ) 770 629
Progress Energy, Inc.
7.750% due 03/01/31 135 148
Prospect Capital Corp.
3.364% due 11/15/26 329 266
Providence Service Corp. (The)
5.875% due 11/15/25 (Þ) 274 260
PTC, Inc.
4.000% due 02/15/28 (Þ) 321 291
Radian Group, Inc.
4.500% due 10/01/24 237 224
Radiology Partners, Inc.
9.250% due 02/01/28 (Þ) 1,561 826
Railworks Holdings, LP / Railworks
Rally, Inc.
8.250% due 11/15/28 (Þ) 239 220
Raytheon Technologies Corp.
Series WI
3.200% due 03/15/24 313 305
Regions Financial Corp.
7.375% due 12/10/37 183 195
Rent-A-Center, Inc.
6.375% due 02/15/29 (Þ) 1,059 825
Republic Services, Inc.
3.375% due 11/15/27 290 263
Resorts World Las Vegas LLC / RWLV
Capital, Inc.
4.625% due 04/16/29 (Þ) 182 130
4.625% due 04/06/31 (Þ) 101 68
RHP Hotel Properties, LP
Series WI
4.750% due 10/15/27 330 305
RLJ Lodging Trust
3.750% due 07/01/26 (Þ) 174 159
Roche Holdings, Inc.
2.132% due 03/10/25 (Þ) 300 282
Rockcliff Energy II LLC
5.500% due 10/15/29 (Þ) 256 228
Rocket Mortgage LLC / Rocket
Mortgage Co-Issuer, Inc.
3.875% due 03/01/31 (Þ) 326 242
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Rockies Express Pipeline LLC
4.800% due 05/15/30 (Þ) 650 549
6.875% due 04/15/40 (Þ) 150 122
Roller Bearing Co. of America, Inc.
4.375% due 10/15/29 (Þ) 311 273
Royal Caribbean Cruises, Ltd.
5.500% due 08/31/26 (Þ) 626 512
5.375% due 07/15/27 (Þ) 308 239
3.700% due 03/15/28 754 547
RP Escrow Issuer LLC
5.250% due 12/15/25 (Þ) 434 325
Sabra Health Care, LP / Sabra Capital
Corp.
3.900% due 10/15/29 321 255
Safeway, Inc.
7.250% due 02/01/31 452 436
Saudi Electricity Global Sukuk Co.
Series REGS
5.500% due 04/08/44 501 463
SBA Communications Corp.
Series WI
3.875% due 02/15/27 363 327
Scotts Miracle-Gro Co. (The)
Series WI
4.500% due 10/15/29 357 289
Seagate HDD Cayman
4.750% due 01/01/25 283 273
4.875% due 06/01/27 276 255
Sealed Air Corp.
5.125% due 12/01/24 (Þ) 339 334
6.875% due 07/15/33 (Þ) 200 192
Sempra Energy
4.125% due 04/01/52 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.868%)(Ê) 150 113
Sensata Technologies Holding PLC
3.750% due 02/15/31 (Þ) 80 64
Service Properties Trust
4.650% due 03/15/24 273 257
4.500% due 03/15/25 69 61
7.500% due 09/15/25 375 366
4.750% due 10/01/26 147 119
4.950% due 02/15/27 147 119
5.500% due 12/15/27 186 160
3.950% due 01/15/28 170 125
4.950% due 10/01/29 109 79
4.375% due 02/15/30 225 160
Sherwin-Williams Co. (The)
3.450% due 06/01/27 278 255
Silgan Holdings, Inc.
Series WI
4.125% due 02/01/28 307 281
Sirius XM Holdings, Inc.
3.125% due 09/01/26 (Þ) 562 502
3.875% due 09/01/31 (Þ) 627 502
Sonic Automotive, Inc.

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — October 31, 2022
See accompanying notes which are an integral part of the financial statements.
Opportunistic Credit Fund 309
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
4.625% due 11/15/29 (Þ) 620 485
4.875% due 11/15/31 (Þ) 826 623
Southeast Supply Header LLC
4.250% due 06/15/24 (Þ) 455 410
Southern Co. (The)
Series B
4.000% due 01/15/51 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.733%)(Ê) 319 277
Southern Power Co.
4.150% due 12/01/25 299 291
Southwestern Energy Co.
4.750% due 02/01/32 121 104
Spectra Energy Partners, LP
3.375% due 10/15/26 274 251
Spirit AeroSystems, Inc.
4.600% due 06/15/28 422 302
Sprint Capital Corp.
6.875% due 11/15/28 1,550 1,600
8.750% due 03/15/32 1,025 1,203
Sprint Corp.
7.625% due 03/01/26 269 281
Standard Industries, Inc.
4.375% due 07/15/30 (Þ) 314 254
Staples, Inc.
7.500% due 04/15/26 (Þ) 725 630
10.750% due 04/15/27 (Þ) 1,313 956
Starbucks Corp.
2.000% due 03/12/27 310 270
Starwood Property Trust, Inc.
3.625% due 07/15/26 (Þ) 231 201
Series WI
4.750% due 03/15/25 121 113
Stericycle, Inc.
3.875% due 01/15/29 (Þ) 337 293
Suburban Propane Partners, LP/
Suburban Energy Finance Corp.
5.000% due 06/01/31 (Þ) 155 130
Sugarhouse HSP Gaming Prop Mezz,
LP / Sugarhouse HSP Gaming
Finance Corp.
5.875% due 05/15/25 (Þ) 833 779
Sunoco Logistics Partners Operations,
LP
6.850% due 02/15/40 271 245
SVB Financial Group
1.800% due 02/02/31 376 257
Sylvamo Corp.
7.000% due 09/01/29 (Þ) 111 103
Synchrony Financial
3.700% due 08/04/26 214 192
Synovus Financial Corp.
5.900% due 02/07/29 (USD Swap
Semiannual 30/360 [versus 3 Month
LIBOR] 5 Year Rate + 3.379%)(Ê) 234 229
Targa Resources Partners, LP / Targa
Resources Partners Finance Corp.
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
4.875% due 02/01/31 831 733
TCI Communications, Inc.
7.875% due 02/15/26 144 155
Team Health Holdings, Inc.
6.375% due 02/01/25 (Þ) 284 214
Teleflex, Inc.
4.250% due 06/01/28 (Þ) 321 290
Tenet Healthcare Corp.
4.875% due 01/01/26 (Þ) 500 473
5.125% due 11/01/27 (Þ) 481 443
6.125% due 10/01/28 (Þ) 688 595
6.875% due 11/15/31 139 118
Terrier Media Buyer, Inc.
8.875% due 12/15/27 (Þ) 1,454 1,232
Texas Capital Bancshares, Inc.
4.000% due 05/06/31 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.150%)(Ê) 288 249
Texas Eastern Transmission, LP
3.500% due 01/15/28 (Þ) 271 241
Thermo Fisher Scientific, Inc.
2.000% due 10/15/31 332 260
Time Warner Cable LLC
6.750% due 06/15/39 202 179
Time Warner Entertainment Co., LP
8.375% due 07/15/33 214 226
T-Mobile USA, Inc.
3.375% due 04/15/29 1,362 1,179
Series WI
1.500% due 02/15/26 328 288
Toledo Hospital (The)
Series B
5.325% due 11/15/28 185 122
TransDigm, Inc.
8.000% due 12/15/25 (Þ) 245 249
6.250% due 03/15/26 (Þ) 1,147 1,131
Transocean Guardian, Ltd.
5.875% due 01/15/24 (Þ) 41 40
Transocean Poseidon, Ltd.
6.875% due 02/01/27 (Þ) 41 39
Transocean, Inc.
7.250% due 11/01/25 (Þ) 503 444
7.500% due 01/15/26 (Þ) 202 171
8.000% due 02/01/27 (Þ) 112 91
7.500% due 04/15/31 308 201
Trident TPI Holdings, Inc.
9.250% due 08/01/24 (Þ) 1,073 1,001
Triumph Group, Inc.
6.250% due 09/15/24 (Þ) 402 372
Series WI
7.750% due 08/15/25 966 732
Twilio, Inc.
3.875% due 03/15/31 350 285
Twitter, Inc.
5.000% due 03/01/30 (Þ) 602 605

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — October 31, 2022
See accompanying notes which are an integral part of the financial statements.
310 Opportunistic Credit Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Tyson Foods, Inc.
4.875% due 08/15/34 265 247
Uber Technologies, Inc.
6.250% due 01/15/28 (Þ) 227 216
United Airlines, Inc.
4.625% due 04/15/29 (Þ) 195 167
Series 144a
4.375% due 04/15/26 (Þ) 187 171
United Parcel Service, Inc.
3.900% due 04/01/25 286 280
United Rentals NA, Inc.
3.875% due 02/15/31 445 369
United States Steel Corp.
6.650% due 06/01/37 188 157
Uniti Group, LP / Uniti Fiber Holdings,
Inc. / CSL Capital LLC
7.875% due 02/15/25 (Þ) 31 31
Uniti Group, LP / Uniti Group Finance,
Inc. / CSL Capital LLC
4.750% due 04/15/28 (Þ) 270 221
6.500% due 02/15/29 (Þ) 362 260
Univision Communications, Inc.
6.625% due 06/01/27 (Þ) 622 614
7.375% due 06/30/30 (Þ) 191 185
Unum Group
5.750% due 08/15/42 237 195
US Foods, Inc.
4.750% due 02/15/29 (Þ) 382 339
Vector Group, Ltd.
5.750% due 02/01/29 (Þ) 341 298
Venture Global Calcasieu Pass LLC
3.875% due 08/15/29 (Þ) 236 202
4.125% due 08/15/31 (Þ) 567 483
3.875% due 11/01/33 (Þ) 470 377
Veritas US, Inc. / Veritas Bermuda, Ltd.
7.500% due 09/01/25 (Þ) 1,161 977
Verizon Communications, Inc.
2.100% due 03/22/28 322 271
VICI Properties, Inc.
4.500% due 01/15/28 (Þ) 311 273
Vistra Operations Co. LLC
4.875% due 05/13/24 (Þ) 2,250 2,190
5.000% due 07/31/27 (Þ) 443 409
Voya Financial, Inc.
Series WI
4.700% due 01/23/48 (USD 3 Month
LIBOR + 2.084%)(Ê) 302 234
Wachovia Corp.
5.500% due 08/01/35 255 232
Walt Disney Co. (The)
3.700% due 03/23/27 287 271
Series GMTN
3.150% due 09/17/25 288 274
Weatherford International, Ltd.
6.500% due 09/15/28 (Ø)(Þ)(Æ) 378 361
8.625% due 04/30/30 (Ø)(Þ)(Æ) 1,210 1,140
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Webster Financial Corp.
4.100% due 03/25/29 254 225
Wells Fargo & Co.
5.950% due 08/26/36 243 233
Western Midstream Operating, LP
4.650% due 07/01/26 388 368
4.050% due 02/01/30 1,095 963
5.450% due 04/01/44 215 174
Westinghouse Air Brake Technologies
Corp.
4.950% due 09/15/28 237 220
Williams Scotsman International, Inc.
4.625% due 08/15/28 (Þ) 303 274
World Acceptance Corp.
7.000% due 11/01/26 (Þ) 298 186
Wyndham Destinations, Inc.
5.750% due 04/01/27 190 177
Xerox Corp.
6.750% due 12/15/39 118 86
XPO CNW, Inc.
6.700% due 05/01/34 251 225
XPO Logistics, Inc.
6.250% due 05/01/25 (Þ) 270 273
Yum! Brands, Inc.
3.625% due 03/15/31 458 368
6.875% due 11/15/37 92 90
Zayo Group Holdings, Inc.
6.125% due 03/01/28 (Þ) 379 252
207,967
International Debt - 25.0%
1011778 B.C. Unltd. Liability Co. /
New Red Finance, Inc.
4.000% due 10/15/30 (Þ) 480 392
1375209 BC, Ltd.
9.000% due 01/30/28 (Þ) 255 247
180 Medical, Inc.
3.875% due 10/15/29 (Þ) 300 254
ABN AMRO Bank NV
4.800% due 04/18/26 (Þ) 237 221
Abu Dhabi Government International
Bond
Series REGS
1.700% due 03/02/31 1,575 1,239
Abu Dhabi National Energy Co. PJSC
4.375% due 04/23/25 (Þ) 506 494
Adani Ports & Special Economic Zone,
Ltd.
3.375% due 07/24/24 (Þ) 179 165
ADIB Capital Invest 2, Ltd.
7.125% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.270%)(Ê)(ƒ) 602 600
Aegon NV
5.500% due 04/11/48 (USD 6 Month
LIBOR + 3.540%)(Ê) 299 264
AES Panama Generation Holdings SRL
4.375% due 05/31/30 (Þ) 336 264

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — October 31, 2022
See accompanying notes which are an integral part of the financial statements.
Opportunistic Credit Fund 311
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Albion Finance, Ltd.
8.750% due 04/15/27 (Þ) 800 672
Alimentation Couche-Tard, Inc.
3.550% due 07/26/27 (Þ) 238 213
Altice France Holding SA
6.000% due 02/15/28 (Þ) 262 169
5.125% due 07/15/29 (Þ) 324 244
America Movil SAB de CV
5.375% due 04/04/32 (Þ) 303 257
Angolan Government International
Bond
Series REGS
9.500% due 11/12/25 714 696
Apidos CLO XXXI
Series 2021-31A Class CR
5.979% due 04/15/31 (USD 3 Month
LIBOR + 1.900%)(Ê)(Þ) 1,140 1,044
Apidos CLO XXXIII
Series 2019-31A Class CR
5.783% due 10/24/34 (USD 3 Month
LIBOR + 3.000%)(Ê)(Þ) 1,600 1,367
Ardagh Packaging Finance PLC /
Ardagh Holdings USA, Inc.
Series REGS
2.125% due 08/15/26 EUR 100 81
Argentine Republic Government
International Bond
4.875% due 07/09/29 (~)(Ê) 2,275 542
Ashtead Capital, Inc.
4.000% due 05/01/28 (Þ) 842 739
2.450% due 08/12/31 (Þ) 363 260
5.500% due 08/11/32 (Þ) 838 757
AstraZeneca PLC
3.375% due 11/16/25 295 281
ATS Automation Tooling Systems, Inc.
4.125% due 12/15/28 (Þ) 287 245
Avation Capital SA
6.500% due 10/31/26 (Þ) 309 247
Babson CLO, Ltd.
Series 2014-IA Class C
4.585% due 07/20/25 (USD 3 Month
LIBOR + 3.450%)(Ê)(Þ) 60 59
Bahrain Government International Bond
7.000% due 01/26/26 (Þ) 2,000 1,995
Banco de Bogota SA
Series EMTQ
4.375% due 08/03/27 (Þ) 324 279
Banco de Credito del Peru
2.700% due 01/11/25 (Þ) 304 282
Banco do Brasil SA
Series REGS
9.000% due 06/29/49 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 10 Year + 6.362%)(Ê)(ƒ) 491 489
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
9.250% due 10/29/49 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 10 Year + 7.327%)(Ê)(ƒ) 379 381
Banco Santander Chile
2.700% due 01/10/25 (Þ) 247 231
Banco Santander Mexico SA Institucion
de Banca Multiple Grupo Financiero
Santander
5.375% due 04/17/25 (Þ) 285 276
Banco Santander SA
2.749% due 12/03/30 331 229
Bancolombia SA
3.000% due 01/29/25 322 289
Bank of Montreal
3.700% due 06/07/25 287 275
Bank of Nova Scotia (The)
3.400% due 02/11/24 254 249
Barclays Bank PLC
6.278% due 12/29/49 (USD 3 Month
LIBOR + 1.550%)(Ê)(ƒ) 225 217
Barclays PLC
4.950% due 01/10/47 241 179
Barings CLO, Ltd.
Series 2021-1A Class D
7.258% due 04/25/34 (USD 3 Month
LIBOR + 2.900%)(Ê)(Þ) 1,000 850
4.512% due 10/15/36 (USD 3 Month
LIBOR + 2.000%)(Ê)(Þ) 2,000 1,816
Bausch Health Cos., Inc.
11.000% due 09/30/28 (Þ) 453 349
14.000% due 10/15/30 (Þ) 88 50
Bayer US Finance II LLC
3.375% due 10/08/24 (Þ) 292 281
BBVA Bancomer SA
4.375% due 04/10/24 (Þ) 300 294
Benefit Street Partners CLO IV, Ltd.
Series 2021-IVA Class BRRR
6.393% due 01/20/32 (USD 3 Month
LIBOR + 2.150%)(Ê)(Þ) 500 453
Betony CLO 2, Ltd.
Series 2018-1A Class B
2.055% due 04/30/31 (USD 3 Month
LIBOR + 1.850%)(Ê)(Þ) 1,000 913
Bharti Airtel, Ltd.
4.375% due 06/10/25 (Þ) 305 290
BlueMountain CLO, Ltd.
Series 2018-3A Class C
3.191% due 10/25/30 (USD 3 Month
LIBOR + 2.200%)(Ê)(Þ) 500 454
BNP Paribas SA
4.625% due 03/13/27 (Þ) 243 219
Bombardier, Inc.
7.875% due 04/15/27 (Þ) 721 685
7.450% due 05/01/34 (Þ) 115 108
Boxer Parent Co., Inc.
Series REGS

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — October 31, 2022
See accompanying notes which are an integral part of the financial statements.
312 Opportunistic Credit Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
6.500% due 10/02/25 EUR 410 379
Brazilian Government International
Bond
2.875% due 06/06/25 1,053 987
4.750% due 01/14/50 979 654
Brookfield Asset Management, Inc.
4.000% due 01/15/25 292 283
Brookfield Finance, Inc.
4.700% due 09/20/47 236 176
Brookfield Residential Properties, Inc.
6.250% due 09/15/27 (Þ) 322 281
Canadian Imperial Bank of Commerce
3.100% due 04/02/24 296 287
Canadian National Railway Co.
6.900% due 07/15/28 251 270
Canadian Natural Resources, Ltd.
5.850% due 02/01/35 240 223
Canadian Pacific Railway Co.
6.125% due 09/15/15 214 194
Carlyle Global Market Strategies CLO,
Ltd.
Series 2018-4A Class BR
3.235% due 10/20/27 (USD 3 Month
LIBOR + 2.100%)(Ê)(Þ) 500 466
Series 2018-3RA Class B
3.200% due 10/15/34 (USD 3 Month
LIBOR + 1.900%)(Ê)(Þ) 1,000 899
Carlyle US CLO, Ltd.
Series 2021-8A Class D
7.279% due 10/15/34 (USD 3 Month
LIBOR + 3.200%)(Ê)(Þ) 1,650 1,409
Carnival Corp.
1.000% due 10/28/29 EUR 300 124
Cascades, Inc.
5.125% due 01/15/26 (Þ) 282 253
Cedar Funding V CLO, Ltd.
Series 2018-5A Class CR
3.235% due 07/17/31 (USD 3 Month
LIBOR + 2.100%)(Ê)(Þ) 250 227
Central Plaza Holding Co., Ltd.
3.850% due 07/14/25 800 456
CEZ AS
Series REGS
5.625% due 04/03/42 383 340
Chile Government International Bond
2.550% due 07/27/33 2,125 1,580
CI Financial Corp.
3.200% due 12/17/30 373 270
CIFC Funding, Ltd.
Series 2017-1A Class C
3.559% due 04/23/29 (USD 3 Month
LIBOR + 2.450%)(Ê)(Þ) 500 477
Series 2021-4RA Class BR
6.379% due 01/17/35 (USD 3 Month
LIBOR + 2.300%)(Ê)(Þ) 500 457
CIFC LLC
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2021-2A Class CR
6.179% due 04/17/34 (USD 3 Month
LIBOR + 2.100%)(Ê)(Þ) 1,000 914
Colombia Government International
Bond
3.250% due 04/22/32 846 561
7.375% due 09/18/37 1,000 840
Connect Finco SARL / Connect US
Finco LLC
6.750% due 10/01/26 (Þ) 850 799
Consolidated Energy Finance SA
Series 144a
5.625% due 10/15/28 (Þ) 995 836
Coronado Finance Pty, Ltd.
10.750% due 05/15/26 (Þ) 416 433
Costa Rica Government International
Bond
7.000% due 04/04/44 (Þ) 523 444
Credit Agricole SA
3.250% due 10/04/24 (Þ) 301 286
4.375% due 03/17/25 (Þ) 283 265
Daimler Trucks Finance NA LLC
1.625% due 12/13/24 (Þ) 305 280
Danske Bank A/S
1.549% due 09/10/27 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 0.730%)(Ê)(Þ) 335 276
Deutsche Bank AG
3.700% due 05/30/24 258 249
4.500% due 04/01/25 523 487
4.296% due 05/24/28 (USD Swap
Semiannual 30/360 [versus 3 Month
LIBOR] 5 Year Rate + 2.248%)(Ê) 462 423
Series 1254
4.100% due 01/13/26 255 240
Development Bank of the Republic of
Belarus JSC
Series REGS
6.750% due 05/02/24 942 151
Dominican Republic Government
International Bond
6.850% due 01/27/45 (Þ) 750 578
Series REGS
6.000% due 02/22/33 928 777
Dryden 30 Senior Loan Fund
Series 2017-30A Class DR
2.992% due 11/15/28 (USD 3 Month
LIBOR + 2.600%)(Ê)(Þ) 500 450
Ecopetrol SA
7.375% due 09/18/43 887 650
5.875% due 05/28/45 101 62
Ecuador Government International
Bond
6.000% due 07/31/30 (~)(Ê)(Þ) 300 159
3.500% due 07/31/35 (~)(Ê)(Þ) 811 296
Series REGS
3.500% due 07/31/30 (~)(Ê) 564 206

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — October 31, 2022
See accompanying notes which are an integral part of the financial statements.
Opportunistic Credit Fund 313
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Egypt Government International Bond
8.700% due 03/01/49 (Þ) 750 446
Series REGS
7.625% due 05/29/32 2,018 1,293
8.700% due 03/01/49 250 149
El Salvaor Government International
Bond
Series REGS
9.500% due 07/15/52 300 113
Electricite de France SA
5.250% due 01/29/49 (USD Swap
Semiannual 30/360 [versus 3 Month
LIBOR] 10 Year Rate + 3.709%)(Ê)
(ƒ)(Þ) 339 319
5.625% due 12/29/49 (USD Swap
Semiannual 30/360 [versus 3 Month
LIBOR] 10 Year Rate + 3.041%)(Ê)
(ƒ)(Þ) 257 226
Embassy of the Islamic Republic of
Pakistan
Series REGS
6.000% due 04/08/26 500 163
Emirates NBD Bank PJSC
6.125% due 12/31/99 (USD Constant
Maturity 6 Year Rate + 5.702%)(Ê)
(ƒ) 896 847
Empresa de Transporte de Pasajeros
Metro SA
Series REGS
5.000% due 01/25/47 568 431
Empresa Nacional del Petroleo
Series REGS
4.500% due 09/14/47 538 343
Enbridge, Inc.
3.700% due 07/15/27 167 153
Enel Finance International NV
6.000% due 10/07/39 (Þ) 202 165
Eskom Holdings SOC, Ltd.
8.450% due 08/10/28 200 175
Series REGS
7.125% due 02/11/25 1,967 1,837
8.450% due 08/10/28 602 527
Export-Import Bank of China
4.000% due 11/28/47 267 217
Export-Import Bank of India
2.250% due 01/13/31 500 366
Series GMTN
3.875% due 03/12/24 200 195
Fairfax Financial Holdings, Ltd.
Series WI
4.850% due 04/17/28 248 228
FEL Energy VI SARL
Series REGS
5.750% due 12/01/40 241 161
First Quantum Minerals, Ltd.
7.500% due 04/01/25 (Þ) 175 170
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
6.875% due 03/01/26 (Þ) 366 343
Ford Motor Credit Co. LLC
1.744% due 07/19/24 EUR 300 281
2.330% due 11/25/25 EUR 242 217
2.386% due 02/17/26 EUR 525 469
Fortescue Metals Group, Ltd.
5.125% due 05/15/24 (Þ) 352 343
Franshion Brilliant, Ltd.
4.000% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 5.238%)(Ê)(ƒ) 405 377
4.875% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.750%)(Ê)(ƒ) 488 300
Fresenius Medical Care US Finance
II, Inc.
4.750% due 10/15/24 (Þ) 263 257
Fresenius Medical Care US Finance
III, Inc.
3.000% due 12/01/31 (Þ) 351 250
Galaxy Pipeline Assets Bidco, Ltd.
Series REGS
2.940% due 09/30/40 976 732
Gazprom OAO Via Gaz Capital SA
Series REGS
7.288% due 08/16/37 1,000 550
Georgian Railway JSC
Series REGS
4.000% due 06/17/28 881 663
GFL Environmental, Inc.
4.750% due 06/15/29 (Þ) 458 399
Ghana Government International Bond
10.750% due 10/14/30 (Þ) 250 163
8.125% due 03/26/32 500 144
Series REGS
8.625% due 04/07/34 930 267
Global Aircraft Leasing Co., Ltd.
6.500% due 09/15/24 (Þ) 2,060 1,654
goeasy, Ltd.
4.375% due 05/01/26 (Þ) 306 262
Greenland Global Investment, Ltd.
5.875% due 07/03/24 457 101
Grupo Bimbo SAB de CV
3.875% due 06/27/24 (Þ) 308 301
Guatemala Government International
Bond
Series REGS
5.250% due 08/10/29 498 458
4.650% due 10/07/41 277 204
Hana Bank
4.375% due 09/30/24 (Þ) 305 296
Highlands Holdings Bond Issuer, Ltd.
7.625% due 10/15/25 (Þ) 1,003 938
Home RE, Ltd.
Series 2021-1 Class M1C

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — October 31, 2022
See accompanying notes which are an integral part of the financial statements.
314 Opportunistic Credit Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
5.384% due 07/25/33 (USD 1 Month
LIBOR + 2.300%)(Ê)(Þ) 1,400 1,346
HSBC Holdings PLC
6.500% due 05/02/36 228 194
Huarong Finance 2017 Co., Ltd.
4.750% due 04/27/27 200 144
Hungary Government International
Bond
Series REGS
2.125% due 09/22/31 500 358
ICICI Bank, Ltd.
3.800% due 12/14/27 (Þ) 306 276
Indonesia Government International
Bond
3.550% due 03/31/32 2,178 1,858
Series REGS
4.625% due 04/15/43 525 440
Infraestuctura Energetica Nova SAB
de CV
3.750% due 01/14/28 (Þ) 312 268
Instituto Costarricense de Electricidad
Series REGS
6.375% due 05/15/43 1,161 784
Intercorp Financial Services, Inc.
4.125% due 10/19/27 (Þ) 324 280
International Airport Finance SA
Series REGS
12.000% due 03/15/33 758 656
International Bank of Azerbaijan OJSC
Series REGS
3.500% due 09/01/24 200 188
Intesa Sanpaolo SpA
5.017% due 06/26/24 (Þ) 744 702
4.950% due 06/01/42 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 2.750%)(Ê)(Þ) 290 170
ION Trading Technologies SARL
5.750% due 05/15/28 (Þ) 447 360
Ithaca Energy North Sea PLC
9.000% due 07/15/26 (Þ) 268 265
JDE Peet's NV
0.800% due 09/24/24 (Þ) 313 284
Jordan Government International Bond
Series REGS
7.750% due 01/15/28 200 193
7.375% due 10/10/47 293 219
Kazakhstan Government International
Bond
Series REGS
4.875% due 10/14/44 1,004 766
Kazakhstan Temir Zholy Finance BV
Series REGS
6.950% due 07/10/42 664 654
KazMunayGas National Co. JSC
Series REGS
3.500% due 04/14/33 267 179
5.750% due 04/19/47 366 252
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
KCA Deutag UK Finance PLC
3.950% due 11/30/25 (Š) 147 147
6.000% due 05/27/27 (Š) 103 103
Series IAI
12.078% due 12/01/25 (SOFR +
9.000%)(Ê) 147 146
15.000% due 12/01/27 92 92
Series REGS
9.875% due 12/01/25 293 270
Kenya Government International Bond
Series REGS
6.875% due 06/24/24 750 653
Kondor Finance PLC
Series REGS
7.625% due 11/08/26 (~)(Ê) 1,322 212
KSA Sukuk, Ltd.
5.268% due 10/25/28 (Þ) 848 854
Lamar Funding, Ltd.
Series REGS
3.958% due 05/07/25 490 451
LCM 28, Ltd.
Series 2018-28A Class C
3.285% due 10/20/30 (USD 3 Month
LIBOR + 2.150%)(Ê)(Þ) 500 455
Lebanon Government International
Bond
Series GMTN
6.200% due 02/26/25 (Ø)(Æ) 500 29
Series REGS
6.650% due 11/03/28 910 56
Lloyds Banking Group PLC
4.650% due 03/24/26 283 260
Madison Park Funding XXXI, Ltd.
Series 2018-31A Class C
3.193% due 01/23/31 (USD 3 Month
LIBOR + 2.150%)(Ê)(Þ) 250 232
Marks & Spencer PLC
7.125% due 12/01/37 (Þ) 204 176
Mattamy Group Corp.
5.250% due 12/15/27 (Þ) 185 158
4.625% due 03/01/30 (Þ) 627 489
Mauser Packaging Solutions Holding
Co.
Series REGS
4.750% due 04/15/24 EUR 300 277
MDGH GMTN RSC, Ltd.
5.500% due 04/28/33 (Þ) 350 348
Meituan
2.125% due 10/28/25 (Þ) 276 229
Methanex Corp.
5.250% due 12/15/29 527 451
Mexico City Airport Trust
Series REGS
5.500% due 07/31/47 225 145
Mexico Government International Bond
2.659% due 05/24/31 650 503

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — October 31, 2022
See accompanying notes which are an integral part of the financial statements.
Opportunistic Credit Fund 315
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Mongolia Government International
Bond
Series REGS
3.500% due 07/07/27 200 136
4.450% due 07/07/31 200 126
Mongolian Mining Corp./Energy
Resources LLC
Series REGS
9.250% due 04/15/24 1,241 692
Morocco Government International
Bond
5.500% due 12/11/42 (Þ) 250 188
MTR Corp., Ltd.
1.625% due 08/19/30 410 318
Mumtalakt Sukuk Holding Co.
5.625% due 02/27/24 401 398
Nakilat, Inc.
Series REGS
6.067% due 12/31/33 340 335
National Bank of Fujairah PJSC
5.875% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.301%)(Ê)(ƒ) 200 190
Neuberger Berman CLO XXII, Ltd.
Series 2018-22A Class CR
3.335% due 10/17/30 (USD 3 Month
LIBOR + 2.200%)(Ê)(Þ) 500 464
Neuberger Berman CLO, Ltd.
Series 2021-31A Class CR
6.193% due 04/20/31 (USD 3 Month
LIBOR + 1.950%)(Ê)(Þ) 500 459
Series 2021-44A Class D
6.929% due 10/16/34 (USD 3 Month
LIBOR + 2.850%)(Ê)(Þ) 800 679
Nigeria Government International Bond
6.500% due 11/28/27 (Þ) 500 354
8.250% due 09/28/51 300 173
Series REGS
7.375% due 09/28/33 336 202
7.696% due 02/23/38 250 146
nogaholding Sukuk, Ltd.
Series REGS
5.250% due 04/08/29 247 233
Nokia OYJ
4.375% due 06/12/27 310 285
6.625% due 05/15/39 361 329
Nomura Holdings, Inc.
1.653% due 07/14/26 333 283
Novartis Capital Corp.
3.400% due 05/06/24 285 279
NTT Finance Corp.
0.583% due 03/01/24 (Þ) 331 311
NYACK Park CLO, Ltd.
Series 2021-1A Class D
7.043% due 10/20/34 (USD 3 Month
LIBOR + 2.800%)(Ê)(Þ) 1,500 1,258
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Oaktree CLO, Ltd.
7.329% due 07/15/34 (~)(Ê)(Þ) 1,000 856
Series 2021-1A Class ER
10.589% due 07/15/34 (USD 3
Month LIBOR + 6.510%)(Ê)(Þ) 250 211
OCP CLO, Ltd.
Series 2022-24A Class C
4.211% due 07/20/35 (CME Term
SOFR 3 Month + 2.550%)(Ê)(Þ) 500 459
OCP SA
Series REGS
4.500% due 10/22/25 343 326
6.875% due 04/25/44 5 26 414
Octagon Loan Funding, Ltd.
Series 2018-1A Class CRR
2.586% due 11/18/31 (USD 3 Month
LIBOR + 2.200%)(Ê)(Þ) 250 224
OHA Credit Partners XIV, Ltd.
Series 2017-14A Class C
2.909% due 01/21/30 (USD 3 Month
LIBOR + 1.800%)(Ê)(Þ) 500 460
Oil and Gas Holding Co. BSCC (The)
Series REGS
7.500% due 10/25/27 975 941
Olympus Water US Holding Corp.
Series REGS
3.875% due 10/01/28 EUR 310 229
5.375% due 10/01/29 EUR 170 118
Oman Government International Bond
Series REGS
6.750% due 10/28/27 950 952
7.000% due 01/25/51 1,065 907
OmGrid Funding, Ltd.
Series REGS
5.196% due 05/16/27 516 463
Open Text Corp.
3.875% due 02/15/28 (Þ) 364 312
Open Text Holdings, Inc.
4.125% due 02/15/30 (Þ) 341 272
OQ SAOC
Series REGS
5.125% due 05/06/28 645 581
Oschadbank Via SSB #1 PLC
10.186% due 01/19/24 (USD 6
Month LIBOR + 6.875%)(Ê) 525 177
9.625% due 03/20/25 (~)(Ê)(Þ) 238 133
Oversea-Chinese Banking Corp., Ltd.
4.250% due 06/19/24 (Þ) 307 301
Pakistan Government International
Bond
Series REGS
7.375% due 04/08/31 256 79
Pakistan Water and Power Development
Authority
7.500% due 06/04/31 1,537 464
Palmer Square CLO, Ltd.

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — October 31, 2022
See accompanying notes which are an integral part of the financial statements.
316 Opportunistic Credit Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2018-2A Class B
2.139% due 07/16/31 (USD 3 Month
LIBOR + 1.900%)(Ê)(Þ) 1,250 1,148
Series 2021-4A Class D
7.029% due 10/15/34 (USD 3 Month
LIBOR + 2.950%)(Ê)(Þ) 2,450 2,089
Palmer Square Loan Funding, Ltd.
Series 2021-4A Class B
2.794% due 10/15/29 (USD 3 Month
LIBOR + 1.750%)(Ê)(Þ) 2,000 1,836
Panama Government International Bond
2.252% due 09/29/32 2,030 1,407
Panasonic Corp.
2.679% due 07/19/24 (Þ) 318 303
Perusahaan Perseroan (Persero) PT
Perusahaan Listrik Negara
Series REGS
6.250% due 01/25/49 245 195
Peruvian Government International
Bond
2.783% due 01/23/31 1,015 800
3.550% due 03/10/51 158 104
2.780% due 12/01/60 500 266
Petrobras Global Finance BV
6.850% due 06/05/15 1,043 818
Petrofac, Ltd.
Series REGS
9.750% due 11/15/26 690 512
Petroleos de Venezuela SA
5.375% due 04/12/27 (Ø)(Æ) 1,000 20
Series REGS
6.000% due 05/16/24 (Ø)(Æ) 8,000 180
6.000% due 11/15/26 (Ø)(Æ) 3,986 76
5.500% due 04/12/37 (Ø)(Æ) 2,150 41
Petroleos del Peru SA
Series REGS
5.625% due 06/19/47 1,588 1,019
Petroleos Mexicanos
6.625% due 06/15/38 4,000 2,618
Series REGS
6.625% due 09/29/49 1,328 727
Series WI
6.700% due 02/16/32 118 89
6.750% due 09/21/47 962 579
Petronas Capital, Ltd.
Series REGS
2.480% due 01/28/32 1,241 986
4.550% due 04/21/50 1,000 820
Petronas Energy Canada, Ltd.
Series REGS
2.112% due 03/23/28 367 315
Philippine Government International
Bond
5.170% due 10/13/27 210 209
1.950% due 01/06/32 2,184 1,643
Power Sector Assets & Liabilities
Management Corp.
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series REGS
7.390% due 12/02/24 607 625
Prosus NV
3.680% due 01/21/30 (Þ) 254 187
PTTEP Canada International Finance,
Ltd.
Series REGS
6.350% due 06/12/42 370 357
Qatar Government International Bond
Series REGS
3.750% due 04/16/30 746 693
4.817% due 03/14/49 300 267
4.400% due 04/16/50 500 420
Qatar Petroleum
Series REGS
2.250% due 07/12/31 1,334 1,071
Radnor RE, Ltd.
Series 2021-1 Class M1C
2.710% due 12/27/33 (SOFR 30 Day
Average + 2.700%)(Ê)(Þ) 500 484
Reliance Industries, Ltd.
4.125% due 01/28/25 (Þ) 305 293
Republic of Azerbaijan Government
International Bond
Series REGS
3.500% due 09/01/32 534 428
Republic of Kenya Government
International Bond
Series REGS
8.000% due 05/22/32 200 139
Republic of South Africa Government
International Bond
5.875% due 04/20/32 280 239
Romania Government International
Bond
Series REGS
3.625% due 03/27/32 522 385
4.000% due 02/14/51 450 263
Saka Energi Indonesia PT
Series REGS
4.450% due 05/05/24 945 879
Sands China, Ltd.
Series WI
4.875% due 06/18/30 424 302
Santander UK Group Holdings PLC
4.796% due 11/15/24 (USD 3 Month
LIBOR + 1.570%)(Ê) 307 300
Saudi Arabian Oil Co.
3.500% due 04/16/29 (Þ) 301 267
Series REGS
1.625% due 11/24/25 571 510
Saudi Government International Bond
4.500% due 10/26/46 1,500 1,193
3.750% due 01/21/55 (Þ) 600 418
Series REGS
4.625% due 10/04/47 250 201
3.250% due 11/17/51 725 466

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — October 31, 2022
See accompanying notes which are an integral part of the financial statements.
Opportunistic Credit Fund 317
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Seagate HDD Cayman
5.750% due 12/01/34 271 220
Seaspan Corp.
5.500% due 08/01/29 (Þ) 669 515
Senegal Government International Bond
Series REGS
6.750% due 03/13/48 250 159
Silver Creek CLO, Ltd.
Series 2017-1A Class CR
3.435% due 07/20/30 (USD 3 Month
LIBOR + 2.300%)(Ê)(Þ) 250 235
Singapore Telecommunications, Ltd.
Series REGS
7.375% due 12/01/31 366 422
Sirius International Group, Ltd.
4.600% due 11/01/26 (Þ) 318 283
SK Hynix, Inc.
1.000% due 01/19/24 (Þ) 320 301
Sky, Ltd.
3.750% due 09/16/24 (Þ) 303 294
Societe Generale SA
5.000% due 01/17/24 (Þ) 266 259
Solvay Finance America LLC
4.450% due 12/03/25 (Þ) 291 277
Sound Point CLO, Ltd.
Series 2017-1A Class CR
2.309% due 01/23/29 (USD 3 Month
LIBOR + 2.050%)(Ê)(Þ) 500 470
Southern Copper Corp.
3.875% due 04/23/25 295 283
Sri Lanka Government International
Bond
Series REGS
6.825% due 07/18/26 (~)(Ê) 1,300 293
Standard Chartered PLC
5.200% due 01/26/24 (Þ) 174 171
7.014% due 12/30/49 (USD 3 Month
LIBOR + 1.460%)(Ê)(ƒ)(Þ) 415 394
Standard Industries, Inc.
Series REGS
2.250% due 11/21/26 EUR 353 286
State Bank of India
4.875% due 04/17/24 (Þ) 262 258
State Oil Co. of Azerbaijan Republic
6.950% due 03/18/30 531 516
Superior Plus Corp.
4.500% due 03/15/29 (Þ) 1,717 1,455
Symphony CLO XIV, Ltd.
Series 2019-14A Class DR
5.583% due 07/14/26 (USD 3 Month
LIBOR + 3.100%)(Ê)(Þ) 500 496
Symphony CLO XIX, Ltd.
Series 2018-19A Class C
2.926% due 04/16/31 (USD 3 Month
LIBOR + 1.750%)(Ê)(Þ) 500 456
TC Ziraat Bankasi AS
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series REGS
5.375% due 03/02/26 925 782
TCW CLO, Ltd.
Series 2017-1A Class CRR
2.599% due 10/29/34 (USD 3 Month
LIBOR + 2.300%)(Ê)(Þ) 300 272
TCW Group, Inc. (The)
Series 2021-2A Class D
3.508% due 07/25/34 (USD 3 Month
LIBOR + 3.250%)(Ê)(Þ) 1,500 1,297
Telecom Italia Capital SA
5.303% due 05/30/24 (Þ) 219 206
6.375% due 11/15/33 600 461
6.000% due 09/30/34 258 188
7.200% due 07/18/36 82 64
7.721% due 06/04/38 451 359
Tencent Holdings, Ltd.
3.280% due 04/11/24 (Þ) 263 255
Textainer Marine Containers VII, Ltd.
Series 2021-2A Class A
2.230% due 04/20/46 (Þ) 836 699
Toronto-Dominion Bank (The)
Series FXD
1.450% due 01/10/25 308 283
Trinidad Generation UnLtd
Series REGS
5.250% due 11/04/27 468 445
Triton Container International, Ltd.
3.250% due 03/15/32 354 254
Series 2021-1A Class A
1.860% due 03/20/46 (Þ) 433 361
Turkey Government International Bond
8.600% due 09/24/27 300 288
5.875% due 06/26/31 750 565
4.875% due 04/16/43 500 292
5.750% due 05/11/47 700 430
Turkiye Ihracat Kredi Bankasi AS
Series REGS
6.125% due 05/03/24 627 589
5.750% due 07/06/26 249 208
UBS Group AG
0.700% due 08/09/24 (Þ) 310 285
Ukraine Government International
Bond
Series GDp
0.750% due 08/01/41 (~)(Ê)(Þ) 195 48
Series REGS
7.253% due 03/15/35 (~)(Ê) 2,700 413
Ukraine Railways Via Rail Capital
Markets PLC
8.250% due 07/09/24 652 117
UniCredit SpA
2.569% due 09/22/26 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 2.300%)(Ê)(Þ) 325 279

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — October 31, 2022
See accompanying notes which are an integral part of the financial statements.
318 Opportunistic Credit Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
7.296% due 04/02/34 (USD ICE
Swap Rate NY 5 Year Rate +
4.914%)(Ê)(Þ) 205 174
Uruguay Government International
Bond
4.375% due 01/23/31 230 219
5.750% due 10/28/34 1,062 1,081
4.975% due 04/20/55 310 268
Uzbek Industrial and Construction Bank
5.750% due 12/02/24 900 799
Vale Overseas, Ltd.
6.250% due 08/10/26 263 267
Venture 33 CLO, Ltd.
6.359% due 07/15/31 (~)(Ê)(Þ) 1,000 901
Videotron, Ltd.
5.375% due 06/15/24 (Þ) 326 324
VTB Bank
Series REGS
9.500% due 12/31/49 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 10 Year + 8.067%)(Ê)(ƒ)
(Ø)(Š)(Æ) 714 —
WEA Finance LLC / Westfield UK &
Europe Finance PLC
3.750% due 09/17/24 (Þ) 296 279
West Fraser Timber Co., Ltd.
4.350% due 10/15/24 (Þ) 290 281
Woori Bank
4.750% due 04/30/24 (Þ) 307 301
Yara International ASA
4.750% due 06/01/28 (Þ) 301 271
YPF SA
9.000% due 02/12/26 (~)(Ê)(Þ) 31 27
9.000% due 06/30/29 (~)(Ê)(Þ) — —
7.000% due 09/30/33 (~)(Ê)(Þ) 1 1
Zambia Government International Bond
Series REGS
5.375% due 09/20/99 (Ø)(Æ) 269 92
ZF NA Capital, Inc.
4.750% due 04/29/25 (Þ) 321 300
150,537
Mortgage-Backed Securities - 13.6%
Arroyo Mortgage Trust
Series 2019-2 Class A3
3.800% due 04/25/49 (~)(Ê)(Þ) 110 102
Bank Commercial Mortgage Pass-
Through Certificates
Series 2017-BNK4 Class D
3.357% due 05/15/50 (Þ) 1,100 840
Series 2017-BNK5 Class XA
Interest Only STRIPS
1.217% due 06/15/60 (~)(Ê) 5,124 168
Series 2017-BNK6 Class D
3.100% due 07/15/60 (Þ) 140 101
Series 2021-BN31 Class XA
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Interest Only STRIPS
1.000% due 02/15/54 (~)(Ê) 1,572 119
Barclays PLC
Series 2022-C17 Class XA
Interest Only STRIPS
1.152% due 09/15/55 (~)(Ê) 4,299 348
Benchmark Mortgage Trust
Series 2019-B14 Class D
2.500% due 12/15/62 (Þ) 890 575
Series 2021-B23 Class XA
Interest Only STRIPS
1.280% due 02/15/54 (~)(Ê) 1,948 133
BMD2 Re-Remic Trust
Series 2019-FRR1 Class 6B10
2.526% due 05/25/52 (~)(Ê)(Þ) 892 684
BX Trust
Series 2022-VAMF Class F
3.359% due 01/15/39 (SOFR 30 Day
Average + 3.299%)(Ê)(Þ) 1,500 1,397
CALI Mortgage Trust
Series 2019-101C Class E
4.469% due 03/10/39 (~)(Ê)(Þ) 320 231
Cantor Commercial Real Estate
Lending
Series 2019-CF2 Class D
2.500% due 11/15/52 (Þ) 775 500
Cascade Funding Mortgage Trust
Series 2021-FRR1 Class CK98
7.319% due 08/29/29 (Þ) 4,500 2,451
CD Mortgage Trust
Series 2019-CD8 Class XA
Interest Only STRIPS
1.553% due 08/15/57 (~)(Ê) 7,752 521
CFCRE Commercial Mortgage Trust
Series 2016-C7 Class XA
Interest Only STRIPS
0.873% due 12/10/54 (~)(Ê) 15,305 339
Chase Home Lending Mortgage Trust
Series 2019-1 Class A15
3.500% due 03/25/50 (~)(Ê)(Þ) 81 69
Series 2019-1 Class A5
4.000% due 03/25/50 (~)(Ê)(Þ) 519 445
Series 2019-ATR2 Class A3
3.500% due 07/25/49 (~)(Ê)(Þ) 138 122
CHNGE Mortgage Trust
Series 2022-1 Class A1
3.007% due 01/25/67 (~)(Ê)(Þ) 409 362
CIM Commercial Trust Corp.
Series 2018-INV1 Class A10
4.000% due 08/25/48 (~)(Ê)(Þ) 239 222
Series 2019-INV1 Class A1
4.000% due 02/25/49 (~)(Ê)(Þ) 58 55
Series 2021-J1 Class A19
2.500% due 03/25/51 (~)(Ê)(Þ) 804 599
Series 2021-J2 Class A19

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — October 31, 2022
See accompanying notes which are an integral part of the financial statements.
Opportunistic Credit Fund 319
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
2.500% due 04/25/51 (~)(Ê)(Þ) 397 296
CIM Trust
Series 2019-J2 Class A13
3.500% due 10/25/49 (Ê)(~)(Þ) 425 367
Citigroup Commercial Mortgage Trust
Series 2016-C2 Class E
4.594% due 08/10/49 (Þ) 120 80
Series 2016-P4 Class F
4.880% due 07/10/49 (~)(Ê)(Þ) 313 173
Series 2018-C6 Class D
5.235% due 11/10/51 (~)(Ê)(Þ) 410 312
Series 2019-GC41 Class XA
Interest Only STRIPS
1.188% due 08/10/56 (~)(Ê) 2,236 105
Citigroup Mortgage Loan Trust, Inc.
Series 2021-J1 Class A4A
2.500% due 04/25/51 (~)(Ê)(Þ) 603 451
Series 2021-J2 Class A4A
2.500% due 07/25/51 (~)(Ê)(Þ) 520 388
Commercial Mortgage Trust
Series 2013-CR10 Class F
4.949% due 08/10/46 (~)(Ê)(Þ) 160 139
Series 2016-CD1 Class XA
Interest Only STRIPS
1.532% due 08/10/49 (~)(Ê) 7,006 260
Series 2016-CR28 Class E
4.138% due 02/10/49 (~)(Ê)(Þ) 850 690
Series 2017-COR2 Class XA
Interest Only STRIPS
1.321% due 09/10/50 (~)(Ê) 4,932 210
Series 2020-CBM Class F
3.754% due 02/10/37 (~)(Ê)(Þ) 1,500 1,263
Connecticut Avenue Securities Trust
Series 2022-R01 Class 1B1
3.200% due 12/25/41 (SOFR 30 Day
Average + 3.150%)(Ê)(Þ) 700 622
Csail Commercial Mortgage Trust
Series 2015-C2 Class C
4.330% due 06/15/57 (~)(Ê) 100 84
DBWF Mortgage Trust
Series 2015-LCM Class D
3.535% due 06/10/34 (~)(Ê)(Þ) 1,000 759
Deephaven Residential Mortgage Trust
Series 2021-1 Class M1
2.093% due 05/25/65 (~)(Ê)(Þ) 1,000 840
Series 2022-2 Class A1
4.300% due 03/25/67 (~)(Ê)(Þ) 735 682
Ellington Financial Mortgage Trust
Series 2019-2 Class A3
3.046% due 11/25/59 (~)(Ê)(Þ) 216 203
Series 2022-2 Class A1
4.299% due 04/25/67 (~)(Ê)(Þ) 479 435
Extended Stay America Trust
Series 2021-ESH Class F
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
6.092% due 07/15/38 (USD 1 Month
LIBOR + 3.700%)(Ê)(Þ) 1,464 1,369
Fannie Mae Connecticut Avenue
Securities Trust
Series 2016-C02 Class 1M2
6.168% due 09/25/28 (USD 1 Month
LIBOR + 6.000%)(Ê) 216 223
Series 2018-C06 Class 1M2
2.168% due 03/25/31 (USD 1 Month
LIBOR + 2.000%)(Ê) 127 127
Series 2018-C06 Class 2M2
2.268% due 03/25/31 (USD 1 Month
LIBOR + 2.100%)(Ê) 526 516
Series 2018-R07 Class 1M2
2.568% due 04/25/31 (USD 1 Month
LIBOR + 2.400%)(Ê)(Þ) 132 132
Series 2020-R02 Class 2B1
3.168% due 01/25/40 (USD 1 Month
LIBOR + 3.000%)(Ê)(Þ) 1,200 1,014
Series 2020-R02 Class 2M2
2.168% due 01/25/40 (USD 1 Month
LIBOR + 2.000%)(Ê)(Þ) 183 180
Series 2022-R05 Class 2M2
3.289% due 04/25/42 (SOFR 30 Day
Average + 3.000%)(Ê)(Þ) 800 734
Flagstar Mortgage Trust
Series 2018-1 Class B1
4.008% due 03/25/48 (~)(Ê)(Þ) 140 117
Series 2018-6RR Class B1
5.010% due 10/25/48 (~)(Ê)(Þ) 458 394
Series 2018-3INV Class A3
4.000% due 05/25/48 (~)(Ê)(Þ) 101 90
Freddie Mac Structured Agency Credit
Risk Debt Notes
Series 2020-DNA5 Class M2
2.887% due 10/25/50 (SOFR 30 Day
Average + 2.800%)(Ê)(Þ) 293 293
Series 2021-DNA1 Class M2
1.879% due 01/25/51 (SOFR 30 Day
Average + 1.800%)(Ê)(Þ) 864 821
Series 2021-HQA1 Class M2
2.300% due 08/25/33 (SOFR 30 Day
Average + 2.250%)(Ê)(Þ) 1,000 914
Series 2022-DNA2 Class M1B
2.449% due 02/25/42 (SOFR 30 Day
Average + 2.400%)(Ê)(Þ) 1,000 920
Series 2022-DNA6 Class M2
8.035% due 09/25/42 (SOFR 30 Day
Average + 5.750%)(Ê)(Þ) 1,500 1,487
FREMF Mortgage Trust
Series 2016-K57 Class D
Principal Only STRIPS
0.000% due 08/25/49 (Þ) 1,450 1,017
Series 2016-K57 Class X2A
Interest Only STRIPS
0.100% due 08/25/49 (Þ) 15,166 42

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — October 31, 2022
See accompanying notes which are an integral part of the financial statements.
320 Opportunistic Credit Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2016-K57 Class X2B
Interest Only STRIPS
0.100% due 08/25/49 (Þ) 3,675 11
Series 2019-KG01 Class C
Principal Only STRIPS
0.000% due 05/25/29 (Þ) 400 227
Series 2019-KG01 Class X2A
Interest Only STRIPS
0.100% due 04/25/29 (Þ) 5,096 18
Series 2019-KG01 Class X2B
Interest Only STRIPS
0.100% due 05/25/29 (Þ) 570 3
FRR Re-REMIC Trust
Series 2018-C1 Class CK43
Principal Only STRIPS
0.000% due 02/27/48 (~)(Ê)(Þ) 200 163
GAM Re-REMIC Trust
Series 2021-FRR1 Class 1B
2.435% due 10/27/28 (Þ) 415 304
0.000% due 11/29/50 (Þ) 1,500 1,080
Series 2021-FRR1 Class 1C
0.000% due 07/28/27 (Þ) 837 559
Series 2021-FRR1 Class 1D
0.000% due 07/28/27 (Þ) 1,258 810
Series 2021-FRR1 Class 2B
0.000% due 11/29/50 (Þ) 1,500 1,000
Series 2021-FRR1 Class 2C
0.000% due 12/29/27 (Þ) 905 567
Series 2021-FRR2 Class 2C
2.935% due 10/27/28 (Þ) 316 261
Series 2021-FRR2 Class A
4.292% due 10/27/28 (Þ) 312 237
Series 2021-FRR2 Class BK
8.097% due 10/27/28 (Þ) 266 157
Series 2021-FRR2 Class BK44
2.071% due 10/27/28 (Þ) 370 316
Series 2021-FRR2 Class C
3.713% due 10/27/28 (Þ) 316 250
Series 2021-FRR2 Class CK44
Principal Only STRIPS
0.000% due 10/27/28 (Þ) 384 307
Series 2021-FRR2 Class CK49
1.079% due 10/27/28 (Þ) 796 640
Series 2022-FRR3 Class A
2.038% due 01/29/52 (~)(Ê)(Þ) 635 474
Series 2022-FRR3 Class BK61
Principal Only STRIPS
0.000% due 01/29/52 (Þ) 433 318
Series 2022-FRR3 Class BK89
Principal Only STRIPS
0.000% due 01/29/52 (Þ) 472 271
Series 2022-FRR3 Class C728
Principal Only STRIPS
0.000% due 01/29/52 (Þ) 246 209
Series 2022-FRR3 Class CK47
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Principal Only STRIPS
0.000% due 01/29/52 (Þ) 251 201
Series 2022-FRR3 Class CK61
Principal Only STRIPS
0.000% due 01/29/52 (Þ) 304 208
Series 2022-FRR3 Class CK71
1.411% due 01/29/52 (~)(Ê)(Þ) 212 142
Series 2022-FRR3 Class CK89
Principal Only STRIPS
0.000% due 01/29/52 (Þ) 247 133
Series 2022-FRR3 Class D728
Principal Only STRIPS
0.000% due 01/29/52 (Þ) 246 203
Series 2022-FRR3 Class DK27
Principal Only STRIPS
0.000% due 01/29/52 (Þ) 333 325
Series 2022-FRR3 Class DK41
Principal Only STRIPS
0.000% due 01/29/52 (Þ) 199 164
Series 2022-FRR3 Class DK47
Principal Only STRIPS
0.000% due 01/29/52 (Þ) 251 193
Series 2022-FRR3 Class DK89
Principal Only STRIPS
0.000% due 01/27/52 (Þ) 3,000 1,302
Series 2022-FRR3 Class EK27
Principal Only STRIPS
0.000% due 01/29/52 (Þ) 83 81
Series 2022-FRR3 Class EK41
Principal Only STRIPS
0.000% due 01/29/52 (Þ) 132 106
GS Mortgage Securities Trust
Series 2012-GCJ7 Class E
5.000% due 05/10/45 (~)(Ê)(Þ) 800 440
Series 2019-GC40 Class XA
Interest Only STRIPS
1.231% due 07/10/52 (~)(Ê) 3,681 168
Series 2019-PJ2 Class B2
4.496% due 11/25/49 (~)(Ê)(Þ) 925 774
Series 2020-PJ1 Class B2
3.710% due 05/25/50 (~)(Ê)(Þ) 930 751
Series 2021-PJ1 Class A4
2.500% due 05/28/52 (~)(Ê)(Þ) 939 698
Series 2021-PJ3 Class A4
2.500% due 08/25/51 (~)(Ê)(Þ) 852 636
Series 2021-PJ5 Class B3
2.600% due 10/25/51 (~)(Ê)(Þ) 386 246
Series 2021-PJ6 Class A12
2.500% due 11/25/51 (~)(Ê)(Þ) 800 565
Series 2021-PJ6 Class A4
2.500% due 11/25/51 (~)(Ê)(Þ) 880 656
Series 2021-PJ9 Class A4
2.500% due 02/26/52 (~)(Ê)(Þ) 1,078 802
Series 2021-PJ11 Class B3
2.875% due 04/25/52 (~)(Ê)(Þ) 487 339

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — October 31, 2022
See accompanying notes which are an integral part of the financial statements.
Opportunistic Credit Fund 321
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2022-NQM1 Class A4
4.000% due 05/25/62 (~)(Ê)(Þ) 863 755
Imperial Fund Mortgage Trust
Series 2021-NQM4 Class M1
3.446% due 01/25/57 (~)(Ê)(Þ) 1,500 1,007
Series 2022-NQM3 Class A1
4.380% due 05/25/67 (~)(Ê)(Þ) 480 431
JPMorgan Commercial Mortgage
Securities Trust
Series 2013-C13 Class F
3.986% due 01/15/46 (~)(Ê)(Þ) 320 265
Series 2013-C17 Class E
3.867% due 01/15/47 (~)(Ê)(Þ) 500 413
Series 2013-C17 Class F
3.867% due 01/15/47 (~)(Ê)(Þ) 110 87
Series 2014-C19 Class D
4.834% due 04/15/47 (~)(Ê)(Þ) 550 499
Series 2015-C27 Class XA
Interest Only STRIPS
1.306% due 02/15/48 (~)(Ê) 2,668 54
Series 2018-WPT Class FFX
5.542% due 07/05/33 (Þ) 330 302
Series 2019-MFP Class E
2.345% due 07/15/36 (USD 1 Month
LIBOR + 2.160%)(Ê)(Þ) 320 301
JPMorgan Mortgage Trust
Series 2016-2 Class B4
2.519% due 06/25/46 (~)(Ê)(Þ) 1,000 835
Series 2016-5 Class B3
2.636% due 12/25/46 (~)(Ê)(Þ) 757 700
Series 2017-6 Class A7
3.500% due 12/25/48 (~)(Ê)(Þ) 90 80
Series 2018-3 Class B3
3.757% due 09/25/48 (~)(Ê)(Þ) 807 655
Series 2018-6 Class B1
3.933% due 12/25/48 (~)(Ê)(Þ) 266 236
Series 2019-1 Class A3
4.000% due 05/25/49 (~)(Ê)(Þ) 38 35
Series 2019-2 Class A3
4.000% due 08/25/49 (~)(Ê)(Þ) 31 29
Series 2019-7 Class B2A
3.194% due 02/25/50 (~)(Ê)(Þ) 372 288
Series 2019-8 Class A15
3.500% due 03/25/50 (~)(Ê)(Þ) 67 58
Series 2019-HYB1 Class B1
3.937% due 10/25/49 (~)(Ê)(Þ) 668 641
Series 2019-LTV3 Class A5
3.500% due 03/25/50 (~)(Ê)(Þ) 94 91
Series 2020-1 Class A15
3.500% due 06/25/50 (~)(Ê)(Þ) 170 145
Series 2020-1 Class A7
3.500% due 06/25/50 (~)(Ê)(Þ) 382 326
Series 2020-5 Class B1
3.736% due 12/25/50 (~)(Ê)(Þ) 428 339
Series 2020-8 Class A3
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
3.000% due 03/25/51 (~)(Ê)(Þ) 192 155
Series 2021-1 Class A15
2.500% due 06/25/51 (~)(Ê)(Þ) 330 250
Series 2021-4 Class A15
2.500% due 08/25/51 (~)(Ê)(Þ) 242 182
Series 2022-4 Class A17A
3.000% due 10/25/52 (~)(Ê)(Þ) 483 370
Med Trust
Series 2021-MDLN Class G
7.642% due 11/15/38 (USD 1 Month
LIBOR + 5.250%)(Ê)(Þ) 1,500 1,375
Mello Mortgage Capital Acceptance
Series 2018-MTG2 Class B2
4.485% due 10/25/48 (~)(Ê)(Þ) 909 770
MHP
Series 2021-STOR Class F
4.199% due 07/15/38 (USD 1 Month
LIBOR + 2.200%)(Ê)(Þ) 500 457
Morgan Stanley Bank of America
Merrill Lynch Trust
Series 2012-C6 Class E
4.760% due 11/15/45 (~)(Ê)(Þ) 1,520 1,246
Series 2014-C15 Class D
5.071% due 04/15/47 (~)(Ê)(Þ) 1,500 1,385
Series 2014-C18 Class D
3.389% due 10/15/47 (Þ) 250 211
Series 2016-C29 Class XB
Interest Only STRIPS
1.110% due 05/15/49 (~)(Ê) 7,710 217
Morgan Stanley Capital I Trust
Series 2017-HR2 Class XA
Interest Only STRIPS
0.932% due 12/15/50 (~)(Ê) 2,494 86
Series 2019-H6 Class D
3.000% due 06/15/52 (Þ) 377 258
Series 2019-H7 Class XA
Interest Only STRIPS
1.464% due 07/15/52 (~)(Ê) 6,269 377
Series 2019-L3 Class XA
Interest Only STRIPS
0.645% due 11/15/52 (~)(Ê) 5,536 181
Series 2021-L5 Class XA
Interest Only STRIPS
1.425% due 04/15/31 1,506 107
MRCD Mortgage Trust
Series 2019-PARK Class E
2.718% due 12/15/36 (Þ) 120 105
Onslow Bay Financial LLC
Series 2020-INV1 Class A21
3.500% due 12/25/49 (~)(Ê)(Þ) 126 110
Series 2022-NQM4 Class A1B
3.900% due 04/25/62 (~)(Ê)(Þ) 1,100 958
RCKT Mortgage Trust
Series 2020-1 Class A13
3.000% due 02/25/50 (~)(Ê)(Þ) 231 188

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — October 31, 2022
See accompanying notes which are an integral part of the financial statements.
322 Opportunistic Credit Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
ReadyCap Commercial Mortgage Trust
Series 2018-4 Class D
5.235% due 02/27/51 (~)(Ê)(Þ) 270 228
RFM Re-REMIC Trust
Series 2022-FRR1 Class AB55
0.887% due 03/28/49 (Þ) 1,430 1,089
Series 2022-FRR1 Class AB60
2.470% due 11/08/49 (Þ) 1,210 978
Series 2022-FRR1 Class AB64
2.314% due 03/01/50 (Þ) 1,830 1,446
Series 2022-FRR1 Class CK55
Principal Only STRIPS
0.000% due 03/28/49 (Þ) 450 327
Series 2022-FRR1 Class CK60
Principal Only STRIPS
0.000% due 11/08/49 (Þ) 560 385
Series 2022-FRR1 Class CK64
Principal Only STRIPS
0.000% due 03/01/50 (Þ) 530 352
Sequoia Mortgage Trust
Series 2019-4 Class A19
3.500% due 11/25/49 (~)(Ê)(Þ) 62 53
Series 2019-5 Class A7
3.500% due 12/25/49 (~)(Ê)(Þ) 973 828
Series 2019-CH3 Class A1
4.000% due 09/25/49 (~)(Ê)(Þ) 70 65
Series 2020-4 Class A20
2.500% due 11/25/50 (~)(Ê)(Þ) 532 400
SMRT
Series 2022-MINI Class F
3.872% due 01/15/39 (CME Term
SOFR 1 Month + 3.350%)(Ê)(Þ) 1,400 1,274
UBS Bank of America Merrill Lynch
Mortgage Trust
Series 2012-WRM Class D
4.379% due 06/10/30 (~)(Ê)(Þ) 2,600 2,336
UBS-Barclays Commercial Mortgage
Trust
Series 2012-C4 Class D
4.621% due 12/10/45 (~)(Ê)(Þ) 80 78
UWM Mortgage Trust
Series 2021-1 Class A15
2.500% due 06/25/51 (~)(Ê)(Þ) 840 627
Verus Securitization Trust
Series 2021-1 Class M1
1.968% due 01/25/66 (~)(Ê)(Þ) 1,000 650
Series 2021-3 Class A1
1.046% due 06/25/66 (~)(Ê)(Þ) 597 464
Washington Mutual Mortgage Pass-
Through Certificates Trust
Series 2004-AR7 Class A6
4.508% due 07/25/34 (~)(Ê) 290 270
Series 2006-AR15 Class 1A
2.531% due 11/25/46 (Federal
Reserve U.S. 12 Month Cumulative
Avg 1 year CMT + 0.840%)(Ê) 221 188
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Wells Fargo Commercial Mortgage
Trust
Series 2014-LC18 Class XA
Interest Only STRIPS
1.188% due 12/15/47 (~)(Ê) 4,137 68
Series 2017-C41 Class XA
Interest Only STRIPS
1.366% due 11/15/50 (~)(Ê) 4,962 217
Series 2018-C45 Class D
3.000% due 06/15/51 (Þ) 390 263
Series 2019-C52 Class XA
Interest Only STRIPS
1.767% due 08/15/52 (~)(Ê) 2,069 149
Wells Fargo Mortgage Backed
Securities Trust
Series 2020-1 Class A17
3.000% due 12/25/49 (~)(Ê)(Þ) 22 17
Series 2020-4 Class A17
3.000% due 07/25/50 (~)(Ê)(Þ) 181 144
Series 2020-RR1 Class A1
3.000% due 05/25/50 (~)(Ê)(Þ) 260 213
Series 2021-1 Class A17
2.500% due 12/25/50 (~)(Ê)(Þ) 784 584
WFRBS Commercial Mortgage Trust
Series 2013-C12 Class D
4.540% due 03/15/48 (~)(Ê)(Þ) 740 718
Series 2013-C12 Class E
3.500% due 03/15/48 (Þ) 940 885
Series 2013-C12 Class F
3.500% due 03/15/48 (Þ) 330 308
Series 2014-C21 Class D
3.497% due 08/15/47 (Þ) 2,077 1,759
Woodward Capital Management LLC
Series 2021-1 Class A13
2.500% due 03/25/51 (~)(Ê)(Þ) 167 122
81,492
Non-US Bonds - 11.2%
Accor SA
1.250% due 01/25/24 EUR 900 875
2.375% due 11/29/28 EUR 100 81
4.375% due 12/31/99 (EUR Swap
Annual [versus 6 Month EURIBOR]
5 Year Rate + 4.561%)(Ê)(ƒ) EUR 200 171
ACS Actividades de Construccion y
Servicios SA
1.375% due 06/17/25 EUR 600 540
Albion Finance, Ltd.
Series REGS
5.250% due 10/15/26 EUR 335 283
Altice Finco SA
Series REGS
4.750% due 01/15/28 EUR 400 274
Altice France Holding SA
Series REGS
2.500% due 01/15/25 EUR 200 176
2.125% due 02/15/25 EUR 200 174

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — October 31, 2022
See accompanying notes which are an integral part of the financial statements.
Opportunistic Credit Fund 323
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
ams AG
2.125% due 11/03/27 EUR 1,000 588
Anarafe SL
Series REGS
11.750% due 03/31/26 (Ê)(~) EUR 471 463
APCOA Parking Holdings GmbH
Series REGS
4.625% due 01/15/27 EUR 160 127
6.378% due 01/15/27 (3 Month
EURIBOR + 5.000%)(Ê) EUR 200 180
Ardagh Packaging Finance PLC /
Ardagh Holdings USA, Inc.
Series REGS
2.125% due 08/15/26 EUR 550 445
4.750% due 07/15/27 GBP 100 74
Atlantia SpA
1.875% due 07/13/27 EUR 400 324
Atos SE
1.750% due 05/07/25 EUR 200 146
2.500% due 11/07/28 EUR 900 549
1.000% due 11/12/29 EUR 400 220
Atrium European Real Estate, Ltd.
3.000% due 09/11/25 EUR 200 166
Autostrade Per L'Italia SpA
5.875% due 06/09/24 EUR 200 203
4.375% due 09/16/25 EUR 700 690
1.875% due 11/04/25 EUR 300 275
1.750% due 06/26/26 EUR 500 442
1.875% due 09/26/29 EUR 600 471
Azzurra Aeroporti SpA
2.125% due 05/30/24 EUR 200 185
2.625% due 05/30/27 EUR 800 690
Banca Popolare di Sondrio SpA
2.375% due 04/03/24 EUR 200 191
Banco de Sabadell SA
1.750% due 05/10/24 EUR 500 471
1.125% due 03/27/25 EUR 400 358
Banijay Group SAS
Series REGS
6.500% due 03/01/26 EUR 1,150 1,051
Bayer US Finance II LLC
3.750% due 07/01/74 (EUR Swap
Annual [versus 6 Month EURIBOR]
5 Year Rate + 2.550%)(Ê) EUR 720 684
2.375% due 11/12/79 (EURIBOR
ICE Swap Rate + 2.647%)(Ê) EUR 1,300 1,154
3.125% due 11/12/79 (EUR Swap
Annual [versus 6 Month EURIBOR]
5 Year Rate + 3.108%)(Ê) EUR 300 247
BCP V Modular Services Finance II
PLC
Series REGS
4.750% due 11/30/28 EUR 265 215
Bellis Finco PLC
Series REGS
4.000% due 02/16/27 GBP 300 239
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Bertelsmann SE & Co. KGaA
3.500% due 04/23/75 (EUR Swap
Annual [versus 6 Month EURIBOR]
5 Year Rate + 3.206%)(Ê) EUR 400 340
Casino Guichard Perrachon SA
3.580% due 02/07/25 EUR 400 216
4.048% due 08/05/26 EUR 700 307
Castor SpA
Series REGS
6.250% due 02/15/29 (3 Month
EURIBOR + 5.250%)(Ê) EUR 238 218
Centrica PLC
5.250% due 04/10/75 (GBP Swap
Semiannual [versus 6 Month LIBOR]
5 Year Rate + 3.611%)(Ê) GBP 200 194
Centurion Bidco SpA
Series REGS
5.875% due 09/30/26 EUR 200 175
CGG SA
Series REGS
7.750% due 04/01/27 EUR 300 259
Chrome Holdco SASU
Series REGS
5.000% due 05/31/29 EUR 1,305 929
Cidron Aida Finco SARL
Series REGS
5.000% due 04/01/28 EUR 550 426
6.250% due 04/01/28 GBP 400 349
Commerzbank AG
4.000% due 03/23/26 EUR 687 644
Series eMTN
4.000% due 03/30/27 EUR 514 474
Constellation Automotive Financing
PLC
Series REGS
4.875% due 07/15/27 GBP 460 338
Co-operative Group Holdings, Ltd.
5.035% due 07/08/26 (~)(Ê) GBP 210 209
CPUK Finance, Ltd.
6.500% due 08/28/26 GBP 150 155
Series REGS
4.875% due 08/28/25 GBP 275 284
Credito Emiliano SpA
1.500% due 10/25/25 (3 Month
EURIBOR + 1.800%)(Ê) EUR 725 670
Daily Mail & General Trust PLC
6.375% due 06/21/27 GBP 250 251
Deutsche Bank AG
2.750% due 02/17/25 EUR 829 801
Series EMTN
4.500% due 05/19/26 EUR 500 481
Deutsche Lufthansa AG
0.250% due 09/06/24 EUR 350 326
Deutsche Telekom AG
Series REGS
5.500% due 01/15/30 EUR 475 364

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — October 31, 2022
See accompanying notes which are an integral part of the financial statements.
324 Opportunistic Credit Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Dufry One BV
0.750% due 03/30/26 CHF 200 159
3.625% due 04/15/26 CHF 750 643
3.375% due 04/15/28 EUR 150 122
EDP - Energias de Portugal SA
1.700% due 07/20/80 (EUR Swap
Annual [versus 6 Month EURIBOR]
5 Year Rate + 1.844%)(Ê) EUR 300 259
Electricite de France SA
5.000% due 01/22/49 (EUR Swap
Annual [versus 6 Month EURIBOR]
12 Year Rate + 3.043%)(Ê)(ƒ) EUR 500 420
2.625% due 12/31/99 (EUR Swap
Annual [versus 6 Month EURIBOR]
5 Year Rate + 2.860%)(Ê)(ƒ) EUR 400 261
3.000% due 12/31/99 (EUR Swap
Annual [versus 6 Month EURIBOR]
5 Year Rate + 3.198%)(Ê)(ƒ) EUR 400 279
3.375% due 12/31/99 (EUR Swap
Annual [versus 6 Month EURIBOR]
5 Year Rate + 3.970%)(Ê)(ƒ) EUR 800 514
6.000% due 12/31/99 (GBP Swap
[versus SONIA] 13 Year Rate +
4.235%)(Ê)(ƒ) GBP 600 561
Series EMTn
5.875% due 07/22/49 (ICE SWAP
Rate GBP SONIA 15 Year + 3.323%)
(Ê)(ƒ) GBP 300 249
Energizer Holdings, Inc.
Series REGS
3.500% due 06/30/29 EUR 250 180
EP Infrastructure
1.659% due 04/26/24 EUR 790 669
2.045% due 10/09/28 EUR 300 196
1.816% due 03/02/31 EUR 300 178
Esselunga SpA
1.875% due 10/25/27 EUR 360 316
Explorer II AS
3.375% due 02/24/25 EUR 450 358
Galaxy Bidco, Ltd.
Series REGS
6.500% due 07/31/26 GBP 300 279
GKN Holdings PLC
4.625% due 05/12/32 GBP 300 257
Grifols Escrow Issuer SA
Series REGS
3.875% due 10/15/28 EUR 285 214
Heathrow Finance PLC
4.750% due 03/01/24 (~)(Ê) GBP 100 108
Immobiliare Grande Distribuzione SIIQ
SpA
2.125% due 11/28/24 EUR 439 388
International Consolidated Airlines
Group SA
1.500% due 07/04/27 EUR 700 504
Intesa Sanpaolo SpA
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
3.928% due 09/15/26 EUR 850 808
Intesa Sanpaolo Vita SpA
4.750% due 12/31/49 (3 Month
EURIBOR + 4.817%)(Ê)(ƒ) EUR 800 757
IPD 3 BV
Series REGS
5.500% due 12/01/25 EUR 150 136
Kaixo Bondco Telecom SA
Series REGS
5.125% due 09/30/29 EUR 975 773
La Banque Postale SA
3.000% due 06/09/28 EUR 600 524
Leonardo SpA
4.875% due 03/24/25 EUR 400 400
Libra Groupco SpA
Series REGS
5.000% due 05/15/27 EUR 550 420
Maison Finco PLC
Series REGS
6.000% due 10/31/27 GBP 465 374
Mangrove LuxCo III SARL
Series REGS
7.775% due 10/09/25 EUR 400 309
Marcolin SpA
Series REGS
6.125% due 11/15/26 EUR 300 258
Marks & Spencer PLC
4.750% due 06/12/25 GBP 312 332
3.250% due 07/10/27 GBP 300 276
Monitchem HoldCo 3 SA
Series REGS
5.250% due 03/15/25 EUR 300 270
Motion Bondco Designated Activity Co.
Series REGS
4.500% due 11/15/27 EUR 1,000 792
NGG Finance PLC
5.625% due 06/18/73 (GBP Swap
Semiannual [versus 6 Month LIBOR]
12 Year Rate + 3.480%)(Ê) GBP 100 104
1.625% due 12/05/79 (EUR Swap
Annual [versus 6 Month EURIBOR]
5 Year Rate + 2.141%)(Ê) EUR 400 358
2.125% due 09/05/82 (EUR Swap
Annual [versus 6 Month EURIBOR]
5 Year Rate + 2.532%)(Ê) EUR 1,425 1,127
NH Hotel Group, SA
Series REGS
4.000% due 07/02/26 EUR 1,200 1,039
Nidda BondCo GmbH
Series REGS
7.250% due 09/30/25 EUR 700 581
Nobian Finance BV
Series REGS
3.625% due 07/15/26 EUR 350 263
Novelis Sheet Ingot GmbH

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — October 31, 2022
See accompanying notes which are an integral part of the financial statements.
Opportunistic Credit Fund 325
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series REGS
3.375% due 04/15/29 EUR 100 81
Parts Europe SA
Series REGS
5.456% due 07/20/27 (3 Month
EURIBOR + 4.000%)(Ê) EUR 250 240
Petrobras Global Finance BV
6.250% due 12/14/26 GBP 580 629
5.375% due 10/01/29 GBP 135 129
Petroleos Mexicanos
3.750% due 11/16/25 GBP 200 192
3.625% due 11/24/25 EUR 100 85
3.750% due 04/16/26 EUR 100 82
4.875% due 02/21/28 EUR 350 267
Series 10.7
4.750% due 02/26/29 EUR 1,650 1,194
Pinewood Finance Co., Ltd.
Series REGS
3.250% due 09/30/25 GBP 1,050 1,048
Quatrim SAS
Series REGS
5.875% due 01/15/24 EUR 250 239
RAC Bond Co. PLC
Series REGS
5.250% due 11/04/27 GBP 535 461
Renault SA
1.250% due 06/24/25 EUR 600 537
1.000% due 11/28/25 EUR 504 456
2.000% due 09/28/26 EUR 200 167
1.125% due 10/04/27 EUR 500 391
Rolls-Royce PLC
0.875% due 05/09/24 EUR 900 832
3.375% due 06/18/26 GBP 380 355
1.625% due 05/09/28 EUR 340 250
RWE AG
3.500% due 04/21/75 (EUR Swap
Annual [versus 6 Month EURIBOR]
5 Year Rate + 3.245%)(Ê) EUR 130 122
RZD Capital PLC
7.900% due 10/19/24 (~)(Ê)(Ø)(Š)
(Æ) RUB 115,000 —
SACE SPA
3.875% due 02/10/49 (EUR Swap
Annual [versus 6 Month EURIBOR]
10 Year Rate + 3.186%)(Ê)(ƒ) EUR 921 776
Sani/Ikos Financial Holdings 1 SARL
Series REGS
5.625% due 12/15/26 EUR 362 331
Schaeffler AG
1.875% due 03/26/24 EUR 499 477
2.875% due 03/26/27 EUR 200 174
Solvay Finance SA
5.425% due 11/29/49 (EUR Swap
Annual [versus 6 Month EURIBOR]
5 Year Rate + 3.700%)(Ê)(ƒ) EUR 400 390
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Stonegate Pub Co. Financing PLC
8.000% due 07/13/25 GBP 200 206
Series REGS
6.071% due 07/31/25 (3 Month
EURIBOR + 5.750%)(Ê) EUR 100 90
Summer (BC) Holdco A SARL
Series REGS
9.250% due 10/31/27 EUR 1,216 933
Summit Germany, Ltd.
Series REGS
2.000% due 01/31/25 EUR 250 211
Swan Housing Capital PLC
Series REGS
3.625% due 03/05/48 GBP 340 236
Techem Verwaltungsgesellschaft 674
mbH
Series REGS
6.000% due 07/30/26 (Æ)(Ø) EUR 791 730
Tele Columbus AG
Series REGS
3.875% due 05/02/25 EUR 600 418
Telecom Italia SpA
7.750% due 01/24/33 EUR 689 680
5.250% due 03/17/55 EUR 400 276
Telefonica Europe BV
2.875% due 12/31/99 (EUR Swap
Annual [versus 6 Month EURIBOR]
8 Year Rate + 3.071%)(Ê)(ƒ) EUR 300 244
Teollisuuden Voima OYJ
2.125% due 02/04/25 EUR 740 691
Teva Pharmaceutical Finance
Netherlands II BV
1.125% due 10/15/24 EUR 650 587
1.625% due 10/15/28 EUR 1,105 795
Titan Holdings II BV
Series REGS
5.125% due 07/15/29 EUR 667 516
Travelex Issuerco, Ltd.
Series REGS
0.500% due 08/05/25 GBP 1,811 2,596
Trivium Packaging Finance BV
Series REGS
4.071% due 08/15/26 (3 Month
EURIBOR + 3.750%)(Ê) EUR 400 368
TVL Finance PLC
Series REGS
7.586% due 07/15/25 (SONIA +
5.395%)(Ê) GBP 250 253
UniCredit SpA
4.875% due 02/20/29 (EURIBOR
ICE Swap Rate + 4.739%)(Ê) EUR 1,226 1,180
United Group BV
Series REGS
4.000% due 11/15/27 EUR 300 216
3.625% due 02/15/28 EUR 300 213
4.625% due 08/15/28 EUR 300 213

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — October 31, 2022
See accompanying notes which are an integral part of the financial statements.
326 Opportunistic Credit Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Valeo SA
3.250% due 01/22/24 EUR 900 879
1.625% due 03/18/26 EUR 200 178
Series EMTn
1.500% due 06/18/25 EUR 400 364
Verisure Midholding AB
Series REGS
5.250% due 02/15/29 EUR 925 700
Virgin Media Finance PLC
Series REGS
4.875% due 07/15/28 GBP 350 321
Viridian Group FinanceCo PLC /
Viridian Power & Energy Holdings
DAC
Series REGS
4.750% due 09/15/24 GBP 600 619
Vmed O2 UK Financing I PLC
Series REGS
4.000% due 01/31/29 GBP 300 280
4.500% due 07/15/31 GBP 250 222
Vodafone Group PLC
4.875% due 10/03/78 (GBP Swap
Semiannual [versus 6 Month LIBOR]
5 Year Rate + 3.267%)(Ê) GBP 922 936
3.100% due 01/03/79 (EUR Swap
Annual [versus 6 Month EURIBOR]
5 Year Rate + 2.669%)(Ê) EUR 652 623
Series NC10
3.000% due 08/27/80 (EUR Swap
Annual [versus 6 Month EURIBOR]
5 Year Rate + 3.227%)(Ê) EUR 725 555
ZF Europe Finance BV
2.000% due 02/23/26 EUR 500 429
2.500% due 10/23/27 EUR 600 477
3.000% due 10/23/29 EUR 400 306
ZF NA Capital, Inc.
3.750% due 09/21/28 EUR 300 244
67,537
Total Long-Term Fixed Income
Investments
(cost $632,914) 525,524
Common Stocks - 1.1%
Consumer Discretionary - 0.0%
Charming Charlie, Inc.(Æ)(Š) 3,957,093
—
Education Management Corp.(Æ)(Š) 4,460,190
—
—
Energy - 0.0%
Tourmaline Oil Corp.(Æ)(Š) 255,236
187
Financial Services - 0.0%
Travelex Topco, Ltd.(Æ)(Š) 10,391
—
Materials and Processing - 0.6%
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Specialty Steel Holdco, Inc.(Æ)(Š) 22
3,304
Producer Durables - 0.5%
Affinion Group, Inc.(Æ)(Š) 8,007
—
Bahia De Las Isletas SL(Æ)(Š) 4 , 636
—
Kelly Topco, Ltd.(Æ) 2,574
154
Real Alloy(Æ)(Š) 39
2,803
2,957
Technology - 0.0%
Avaya Holdings Corp.(Æ) 4
—
Total Common Stocks
(cost $6,155) 6,448
Preferred Stocks - 0.7%
Consumer Discretionary - 0.0%
Education Management Corp.(Š)(Æ)
0.000% 2,128 —
Producer Durables - 0.7%
Sequa Corp.(Š)(Æ)
0.000% 3,911 3,911
Total Preferred Stocks
(cost $4,208) 3,911
Warrants and Rights - 0.0%
Travelex Issuerco, Ltd.(Æ)
2025 Warrants 675 35
Total Warrants and Rights
(cost $—) 35
Short-Term Investments - 7.2%
1MDB Global Investments, Ltd.
Series REGS
4.400% due 03/09/23 1,000 977
Agua y Saneamientos Argentinos SA
6.625% due 02/01/23 1,517 887
American Airlines Pass-Through Trust
Series 2013-2 Class A
4.950% due 01/15/23 58 57
Avaya Holdings Corp.
2.250% due 06/15/23 359 71
Charming Charlie, Inc. Converted Term
Loan A
0.000% due 04/24/23 (~)(Ê)(Š) 374 —
Charming Charlie, Inc. Converted Term
Loan B
0.000% due 04/24/23 (~)(Ê)(Š) 460 —

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — October 31, 2022
See accompanying notes which are an integral part of the financial statements.
Opportunistic Credit Fund 327
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Charming Charlie, Inc. Delayed Draw
Term Loan
3.115% due 11/24/22 (~)(Ê)(Š) 87 38
Charming Charlie, Inc. Term Loan
0.000% due 05/15/23 (~)(Ê)(Š) 16 7
China Government International Bond
3.250% due 10/19/23 800 791
Commerzbank AG
8.125% due 09/19/23 (Þ) 155 154
Development Bank of Kazkhstan JSC
Series REGS
4.125% due 12/10/22 572 571
DKT Finance ApS
9.375% due 06/17/23 (Þ) 900 864
Series REGS
7.000% due 06/17/23 EUR 1,800 1,725
Greenland Global Investment, Ltd.
6.125% due 04/22/23 802 249
Navient Corp.
5.500% due 01/25/23 380 379
Petkim Petrokimya Holding AS
Series REGS
5.875% due 01/26/23 346 345
Royal Caribbean Cruises, Ltd.
4.250% due 06/15/23 (Þ) 92 94
Russian Agricultural Bank OJSC Via
RSHB Capital SA
Series REGS
8.500% due 10/16/23 (Ê)(~)(Ø)(Æ) 675 59
Seagate HDD Cayman
4.750% due 06/01/23 546 542
Service Properties Trust
4.500% due 06/15/23 104 103
Spirit AeroSystems, Inc.
3.950% due 06/15/23 123 119
Sprint Corp.
Series WI
7.875% due 09/15/23 679 690
TransAlta Corp.
4.500% due 11/15/22 180 179
U.S. Cash Management Fund(@) 34,401,775(∞) 34,388
Ukreximbank Via Biz Finance PLC
7.289% due 02/09/23 (USD 6 Month
LIBOR + 7.000%)(Ê)(Þ) 506 152
Total Short-Term Investments
(cost $46,740) 43,441
Total Investments - 96.4%
(identified cost $690,017) 579,359
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Other Assets and Liabilities,
Net - 3.6%
21,640
Net Assets - 100.0%
600,999

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — October 31, 2022
See accompanying notes which are an integral part of the financial statements.
328 Opportunistic Credit Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
45.9%
1011778 B.C. Unltd. Liability Co. / New Red Finance, Inc. 07/06/21 480,000 97.77 469
392
1375209 BC, Ltd. 11/18/20 255,000 99.75 254
247
180 Medical, Inc. 09/30/21 300,000 100.00 300
254
7-Eleven, Inc. 01/05/22 333,000 99.29 331
314
ABN AMRO Bank NV 07/08/20 237,000 108.40 257
221
Abu Dhabi National Energy Co. PJSC 05/10/18 506,000 99.26 502
494
ACE Securities Corp. Mortgage Loan Trust 02/23/21 691,320 98.23 679
533
Acuris Finance US, Inc. / Acuris Finance SARL 05/07/21 556,000 100.00 556
450
Adani Ports & Special Economic Zone, Ltd. 09/10/21 179,000 102.86 184
165
AdaptHealth LLC 01/28/21 368,000 102.18 376
310
AdaptHealth LLC 08/12/21 851,000 99.67 848
738
Adient Global Holdings Co. 11/08/21 1,299,000 101.47 1,318
1,163
AES Panama Generation Holdings SRL 07/06/22 336,000 86.67 291
264
AHP Health Partners, Inc. 08/16/21 186,000 100.75 187
142
Air Methods Corp. 12/09/19 282,000 78.83 222
146
Albertsons Cos. LLC / Safeway, Inc. / New Albertsons, LP / Albertson's LLC 04/20/22 291,000 96.26 280
270
Albion Finance, Ltd. 10/15/21 800,000 100.00 800
672
Alimentation Couche-Tard, Inc. 09/24/18 238,000 96.53 230
213
Alliance Data Systems Corp. 11/30/20 350,000 97.92 343
306
Alliance Resource Partners, LP 09/03/19 271,000 99.89 271
266
Allied Universal Holdco LLC / Allied Universal Finance Corp. 04/21/22 277,000 99.69 276
265
Alta Equipment Group, Inc. 03/24/21 490,000 101.65 498
423
Altice France Holding SA 04/20/22 324,000 88.41 286
244
Altice France Holding SA 04/25/22 262,000 84.48 221
169
AMC Entertainment Holdings, Inc. 04/25/22 396,000 86.00 341
210
America Movil SAB de CV 08/03/22 303,000 95.02 288
257
American Airlines Group, Inc. 12/07/20 325,000 109.99 357
355
American Airlines Group, Inc. 03/10/21 892,000 100.00 892
849
American Airlines Group, Inc. 03/10/21 343,000 100.00 343
312
American Builders & Contractors Supply Co., Inc. 06/27/22 1,000,000 82.65 826
821
American Finance Trust, Inc. / American Finance Operating Partner, LP 01/12/22 326,000 99.58 325
238
Apidos CLO XXXI 04/28/21 1,140,000 100.00 1,140
1,044
Apidos CLO XXXIII 09/14/21 1,600,000 100.00 1,600
1,367
Apollo Commercial Real Estate Finance, Inc. 09/02/21 316,000 97.96 310
249
Aramark Services, Inc. 01/28/21 354,000 103.44 366
323
Arconic Corp. 05/11/22 1,000,000 96.51 965
937
Arcosa, Inc. 03/31/21 162,000 100.00 162
140
Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc. 01/28/21 361,000 103.06 372
254
Arroyo Mortgage Trust 05/12/20 110,101 97.13 107
102
Ashtead Capital, Inc. 06/30/22 842,000 92.22 776
739
Ashtead Capital, Inc. 08/04/22 363,000 81.12 294
260
Ashtead Capital, Inc. 08/04/22 838,000 94.77 794
757
ATS Automation Tooling Systems, Inc. 01/28/21 287,000 101.43 291
245
Avantor, Inc. 01/28/21 358,000 103.93 372
324
Avation Capital SA 07/06/21 308,575 86.45 267
247
Aviation Capital Group LLC 06/02/22 282,000 101.28 286
271
Avient Corp. 07/27/22 373,000 100.00 373
357
Axalta Coating Systems LLC / Axalta Coating Systems Dutch Holding B BV 01/28/21 288,000 103.99 300
262
Babson CLO, Ltd. 11/27/18 59,973 100.05 60
59
Bahrain Government International Bond 11/17/15 2,000,000 100.00 2,000
1,995
Banco de Bogota SA 02/03/22 324,000 99.65 323
279
Banco de Credito del Peru 05/05/22 304,000 96.76 294
282
Banco Santander Chile 01/04/22 247,000 101.69 251
231
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero
Santander 05/05/22 285,000 101.88 290
276
Bank Commercial Mortgage Pass-Through Certificates 08/01/19 140,000 91.15 128
101
Bank Commercial Mortgage Pass-Through Certificates 06/11/21 1,100,000 96.30 1,059
840
Barings BDC, Inc. 03/03/22 331,000 95.93 318
273
Barings CLO, Ltd. 03/04/21 1,000,000 100.00 1,000
850
Barings CLO, Ltd. 09/22/21 2,000,000 100.00 2,000
1,816
Bausch Health Cos., Inc. 12/17/19 453,000 266.22 1,206
349
Bausch Health Cos., Inc. 11/18/20 88,000 181.44 160
50
Bayer US Finance II LLC 08/02/19 292,000 101.28 296
281
BBVA Bancomer SA 10/07/21 300,000 104.64 314
294

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — October 31, 2022
See accompanying notes which are an integral part of the financial statements.
Opportunistic Credit Fund 329
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
BCPE Ulysses Intermediate, Inc. 01/21/21 835,000 100.06 835
553
Benchmark Mortgage Trust 03/28/22 890,000 79.05 704
575
Benefit Street Partners CLO IV, Ltd. 01/20/21 500,000 100.00 500
453
Berry Global, Inc. 07/22/19 224,000 103.48 232
212
Betony CLO 2, Ltd. 03/24/21 1,000,000 100.00 1,000
913
Bharti Airtel, Ltd. 09/13/21 305,000 106.08 324
290
Blackstone Holdings Finance Co. LLC 09/06/22 304,000 93.13 283
272
Blackstone Mortgage Trust, Inc. 11/02/21 311,000 99.73 310
263
BlueMountain CLO, Ltd. 10/03/18 500,000 100.00 500
454
BMD2 Re-Remic Trust 02/03/21 892,000 89.13 795
684
BNP Paribas SA 05/14/20 243,000 104.84 255
219
Bombardier, Inc. 03/02/22 115,000 109.26 126
108
Bombardier, Inc. 04/20/22 721,000 90.11 650
685
Booz Allen Hamilton Holding Corp. 03/03/21 324,000 101.94 330
285
Boxer Parent Co., Inc. 05/14/20 931,000 103.18 961
889
Boyd Gaming Corp. 06/30/22 1,000,000 84.67 847
845
Brookfield Residential Properties, Inc. 03/15/21 322,000 103.21 332
281
Builders FirstSource, Inc. 03/03/21 385,000 105.78 407
331
BX Trust 01/20/22 1,500,000 99.76 1,496
1,397
Cablevision Lightpath LLC 01/06/21 326,000 102.44 334
259
Caesars Entertainment, Inc. 09/10/21 158,000 100.00 158
126
CALI Mortgage Trust 03/07/19 320,000 98.99 317
231
Calpine Corp. 04/21/22 300,000 93.40 280
266
Cantor Commercial Real Estate Lending 02/16/21 775,000 89.92 697
500
Carlyle Global Market Strategies CLO, Ltd. 10/05/18 500,000 100.00 500
466
Carlyle Global Market Strategies CLO, Ltd. 04/29/22 1,000,000 97.15 972
899
Carlyle Holdings II Finance LLC 05/04/21 256,000 126.37 324
214
Carlyle US CLO, Ltd. 08/24/21 1,650,000 100.00 1,650
1,409
Carnival Corp. 02/16/21 471,000 99.63 469
326
Carnival Corp. 08/24/22 523,000 78.40 410
347
Carriage Purchaser, Inc. 09/23/21 744,000 98.43 732
551
Carriage Services, Inc. 06/09/22 1,000,000 84.41 844
770
Carvana Co. 11/13/20 244,000 99.83 244
160
Carvana Co. 08/24/22 400,000 82.79 331
240
Cascade Funding Mortgage Trust 02/25/22 4,500,000 64.36 2,896
2,451
Cascades, Inc. 01/12/22 282,000 102.74 290
253
CCO Holdings LLC / CCO Holdings Capital Corp. 08/22/19 321,000 100.44 322
291
CCO Holdings LLC / CCO Holdings Capital Corp. 09/17/19 642,000 100.00 642
540
CCO Holdings LLC / CCO Holdings Capital Corp. 08/02/21 1,872,000 96.08 1,797
1,376
Cedar Funding V CLO, Ltd. 03/22/19 250,000 98.40 246
227
CenturyLink, Inc. 04/20/22 788,000 89.68 707
675
Chase Home Lending Mortgage Trust 07/29/19 138,326 101.00 140
122
Chase Home Lending Mortgage Trust 10/30/19 81,111 100.80 82
69
Chase Home Lending Mortgage Trust 10/30/19 519,108 101.63 528
445
CHNGE Mortgage Trust 01/21/22 408,680 100.00 409
362
CHS/Community Health Systems, Inc. 01/26/21 694,000 89.18 619
465
CHS/Community Health Systems, Inc. 05/04/21 340,000 100.00 340
139
CHS/Community Health Systems, Inc. 01/20/22 200,000 100.00 200
138
CHS/Community Health Systems, Inc. 04/29/22 1,500,000 95.06 1,426
1,114
CIFC Funding, Ltd. 03/27/19 500,000 99.77 499
477
CIFC Funding, Ltd. 12/20/21 500,000 100.00 500
457
CIFC LLC 03/18/21 1,000,000 100.00 1,000
914
CIM Commercial Trust Corp. 09/27/18 239,344 96.80 232
222
CIM Commercial Trust Corp. 03/22/19 57,521 101.45 58
55
CIM Commercial Trust Corp. 03/01/21 804,462 102.01 821
599
CIM Commercial Trust Corp. 03/29/21 396,698 100.41 398
296
CIM Trust 11/07/19 424,628 100.60 427
367
Citigroup Commercial Mortgage Trust 04/04/19 410,000 101.50 416
312
Citigroup Commercial Mortgage Trust 06/14/19 120,000 86.28 104
80
Citigroup Commercial Mortgage Trust 08/12/19 313,000 78.16 245
173
Citigroup Mortgage Loan Trust, Inc. 05/06/21 603,411 101.25 611
451
Citigroup Mortgage Loan Trust, Inc. 06/25/21 520,352 100.41 522
388
CLI Funding VI LLC 03/23/21 782,750 100.24 785
672
Clydesdale Acquisition Holdings, Inc. 03/30/22 179,000 100.00 179
170
Clydesdale Acquisition Holdings, Inc. 03/30/22 600,000 94.16 565
527

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — October 31, 2022
See accompanying notes which are an integral part of the financial statements.
330 Opportunistic Credit Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
Coinbase Global, Inc. 09/14/21 336,000 100.00 336
220
Coinbase Global, Inc. 09/14/21 272,000 100.00 272
161
Colt Merger Sub, Inc. 06/19/20 281,000 100.00 281
274
Colt Merger Sub, Inc. 06/19/20 771,000 101.14 777
752
Colt Merger Sub, Inc. 06/19/20 830,000 100.05 829
807
Commercial Mortgage Trust 01/21/20 160,000 97.05 155
139
Commercial Mortgage Trust 03/03/22 850,000 94.23 801
690
Commercial Mortgage Trust 04/28/22 1,500,000 89.79 1,347
1,263
Commerzbank AG 06/17/19 155,000 103.39 160
154
Commonbond Student Loan Trust 11/27/18 55,131 100.74 55
54
Commonbond Student Loan Trust 06/02/20 97,771 99.98 98
85
Commonbond Student Loan Trust 03/10/21 285,180 100.00 285
212
CommScope Technologies LLC 04/25/22 273,000 81.25 222
221
Compass Group Diversified Holdings LLC 04/07/21 333,000 103.98 346
286
Condor Merger Sub, Inc. 02/03/22 967,000 100.00 967
800
Connect Finco SARL / Connect US Finco LLC 01/13/22 850,000 104.04 884
799
Connecticut Avenue Securities Trust 01/11/22 700,000 100.00 700
622
Consensus Cloud Solutions, Inc. 09/24/21 136,000 100.00 136
120
Consensus Cloud Solutions, Inc. 09/24/21 887,000 91.49 812
799
Consolidated Communications Holdings, Inc. 03/04/21 517,000 100.00 517
401
Consolidated Energy Finance SA 09/30/21 995,000 99.97 995
836
Constellation Merger Sub, Inc. 09/03/19 292,000 92.25 269
258
Corebridge Financial, Inc 09/06/22 297,000 95.99 285
268
CoreLogic, Inc. 07/06/21 311,000 99.66 310
209
Coronado Finance Pty, Ltd. 05/04/21 416,000 99.22 413
433
Costa Rica Government International Bond 01/07/15 523,000 97.99 512
444
CoStar Group, Inc. 06/17/21 323,000 100.99 326
255
Coty, Inc. / HFC Prestige Products, Inc. / HFC Prestige International US
LLC 11/22/21 979,000 100.00 979
850
CPI CG, Inc. 04/07/21 289,000 103.96 300
273
CQP Holdco, LP / BIP-V Chinook Holdco LLC 05/27/21 1,138,000 100.00 1,138
1,010
Credit Acceptance Corp. 05/08/20 242,000 93.89 227
225
Credit Agricole SA 06/10/20 283,000 105.32 298
265
Credit Agricole SA 01/28/21 301,000 104.56 315
286
CSC Holdings LLC 07/06/21 1,449,000 87.41 1,271
1,043
Cushman & Wakefield U.S. Borrower LLC 03/15/21 265,000 106.79 283
252
CVR Energy, Inc. 01/10/20 402,000 100.00 402
364
CVR Energy, Inc. 01/10/20 783,000 98.38 770
754
Daimler Trucks Finance NA LLC 06/03/22 305,000 96.01 293
280
Danske Bank A/S 03/03/22 335,000 94.92 318
276
DB Master Finance LLC 03/20/19 194,000 100.00 194
177
DB Master Finance LLC 03/20/19 388,000 100.00 388
342
DBWF Mortgage Trust 10/25/18 1,000,000 89.96 900
759
Deephaven Residential Mortgage Trust 02/03/21 1,000,000 99.99 1,000
840
Deephaven Residential Mortgage Trust 03/25/22 734,978 99.87 734
682
DIRECTV Holdings LLC / DIRECTV Financing Co., Inc. 07/22/21 1,948,000 101.48 1,974
1,754
DISH DBS Corp. 11/10/21 220,000 100.00 220
191
DISH DBS Corp. 11/10/21 57,000 100.00 57
46
DKT Finance ApS 03/28/19 900,000 101.30 912
864
Dominican Republic Government International Bond 01/20/15 750,000 100.00 750
578
Domino's Pizza Master Issuer LLC 11/06/19 923,875 100.00 924
771
Domino's Pizza Master Issuer LLC 04/08/21 591,000 100.00 591
458
Dresdner Funding Trust I 03/02/22 139,000 128.83 179
142
Dryden 30 Senior Loan Fund 10/05/18 500,000 99.19 496
450
Ecuador Government International Bond 08/07/20 811,000 58.19 472
296
Ecuador Government International Bond 08/07/20 300,000 81.17 244
159
Egypt Government International Bond 04/05/19 750,000 105.20 789
446
Electricite de France SA 08/10/21 257,000 107.84 277
226
Electricite de France SA 09/03/21 339,000 104.43 354
319
ELFI Graduate Loan Program 06/18/20 118,636 99.97 119
101
Ellington Financial Mortgage Trust 11/05/19 216,403 99.99 216
203
Ellington Financial Mortgage Trust 04/14/22 479,399 99.58 477
435
Emergent BioSolutions, Inc. 04/26/21 839,000 95.60 802
503
Enact Holdings, Inc. 11/13/20 225,000 104.28 235
222
Enel Finance International NV 09/24/18 202,000 107.57 217
165

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — October 31, 2022
See accompanying notes which are an integral part of the financial statements.
Opportunistic Credit Fund 331
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
Entegris, Inc. 06/16/22 1,227,000 91.68 1,125
1,120
EQM Midstream Partners, LP 06/16/20 60,000 100.00 60
58
EQM Midstream Partners, LP 01/04/21 217,000 100.00 217
184
EQM Midstream Partners, LP 01/04/21 195,000 100.00 195
163
EQM Midstream Partners, LP 04/21/22 669,000 97.96 655
652
EQM Midstream Partners, LP 05/31/22 313,000 101.29 317
304
Extended Stay America Trust 08/19/22 1,464,288 96.72 1,416
1,369
Fannie Mae Connecticut Avenue Securities Trust 10/31/18 132,457 99.88 132
132
Fannie Mae Connecticut Avenue Securities Trust 02/03/20 182,900 96.97 177
180
Fannie Mae Connecticut Avenue Securities Trust 03/02/22 1,200,000 90.57 1,087
1,014
Fannie Mae Connecticut Avenue Securities Trust 05/03/22 800,000 100.00 800
734
First Quantum Minerals, Ltd. 02/20/18 366,000 100.00 366
343
First Quantum Minerals, Ltd. 11/07/19 175,000 99.63 174
170
First Student Bidco, Inc. 07/13/21 615,000 96.33 592
500
FirstEnergy Transmission LLC 11/01/21 317,000 105.80 335
306
Flagstar Mortgage Trust 10/24/18 457,549 103.18 472
394
Flagstar Mortgage Trust 06/03/19 101,282 102.86 104
90
Flagstar Mortgage Trust 02/04/21 139,947 102.83 144
117
Forestar Group, Inc. 05/12/21 303,000 100.60 305
258
Fortescue Metals Group, Ltd. 03/15/21 352,000 104.03 366
343
Freddie Mac Structured Agency Credit Risk Debt Notes 10/13/20 292,767 100.00 293
293
Freddie Mac Structured Agency Credit Risk Debt Notes 02/01/21 863,766 99.88 863
821
Freddie Mac Structured Agency Credit Risk Debt Notes 02/17/21 1,000,000 100.00 1,000
914
Freddie Mac Structured Agency Credit Risk Debt Notes 02/07/22 1,000,000 100.00 1,000
920
Freddie Mac Structured Agency Credit Risk Debt Notes 09/12/22 1,500,000 100.00 1,500
1,487
FREMF Mortgage Trust 03/24/21 15,166,491 0.38 57
42
FREMF Mortgage Trust 03/24/21 3,675,088 0.42 15
11
FREMF Mortgage Trust 03/24/21 1,450,103 75.37 1,093
1,017
FREMF Mortgage Trust 05/10/21 5,095,591 0.36 18
18
FREMF Mortgage Trust 05/10/21 570,000 0.45 3
3
FREMF Mortgage Trust 05/10/21 400,000 65.55 262
227
Fresenius Medical Care US Finance II, Inc. 03/05/19 263,000 101.99 268
257
Fresenius Medical Care US Finance III, Inc. 08/03/22 351,000 83.62 294
250
Frontier Communications Corp. 11/19/20 942,000 97.23 926
824
Frontier Communications Corp. 10/05/21 153,000 100.00 153
120
FRR Re-REMIC Trust 09/29/21 200,000 89.00 178
163
GAM Re-REMIC Trust 04/01/21 1,258,000 113.15 1,423
810
GAM Re-REMIC Trust 04/01/21 837,000 118.86 995
559
GAM Re-REMIC Trust 04/01/21 905,000 67.61 612
567
GAM Re-REMIC Trust 11/04/21 266,000 72.01 192
157
GAM Re-REMIC Trust 11/04/21 316,000 86.95 275
250
GAM Re-REMIC Trust 11/04/21 796,000 87.50 697
640
GAM Re-REMIC Trust 11/04/21 384,000 87.63 337
307
GAM Re-REMIC Trust 11/04/21 312,000 88.34 276
237
GAM Re-REMIC Trust 11/04/21 316,000 89.72 284
261
GAM Re-REMIC Trust 11/04/21 415,000 91.11 378
304
GAM Re-REMIC Trust 11/04/21 370,000 96.30 356
316
GAM Re-REMIC Trust 01/25/22 1,500,000 77.25 1,159
1,000
GAM Re-REMIC Trust 01/25/22 1,500,000 78.77 1,181
1,080
GAM Re-REMIC Trust 01/28/22 247,000 68.55 169
133
GAM Re-REMIC Trust 01/28/22 472,000 72.28 341
271
GAM Re-REMIC Trust 01/28/22 304,000 77.78 236
208
GAM Re-REMIC Trust 01/28/22 212,000 80.81 171
142
GAM Re-REMIC Trust 01/28/22 433,000 81.60 353
318
GAM Re-REMIC Trust 01/28/22 251,000 85.38 214
193
GAM Re-REMIC Trust 01/28/22 251,000 87.49 220
201
GAM Re-REMIC Trust 01/28/22 246,000 87.59 215
203
GAM Re-REMIC Trust 01/28/22 132,000 87.61 116
106
GAM Re-REMIC Trust 01/28/22 635,000 88.34 561
474
GAM Re-REMIC Trust 01/28/22 199,000 89.20 178
164
GAM Re-REMIC Trust 01/28/22 246,000 90.12 222
209
GAM Re-REMIC Trust 01/28/22 83,000 95.85 80
81
GAM Re-REMIC Trust 01/28/22 333,000 96.46 321
325
GAM Re-REMIC Trust 07/08/22 3,000,000 46.19 1,386
1,302
Garden Spinco Corp. 07/06/22 1,240,000 100.00 1,240
1,275

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — October 31, 2022
See accompanying notes which are an integral part of the financial statements.
332 Opportunistic Credit Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
Gartner, Inc. 02/18/21 358,000 105.08 376
332
Gates Global LLC / Gates Corp. 11/20/19 771,000 99.21 765
740
Genting New York LLC 10/05/21 441,000 100.08 441
387
Getty Images, Inc. 11/17/21 1,135,000 105.16 1,194
1,123
GFL Environmental, Inc. 10/12/21 458,000 101.34 464
399
Ghana Government International Bond 10/07/15 250,000 100.00 250
163
Global Aircraft Leasing Co., Ltd. 07/26/19 2,059,574 96.21 1,982
1,654
Global Net Lease, Inc. 01/28/21 1,223,000 95.73 1,137
988
goeasy, Ltd. 05/12/21 306,000 101.07 309
262
GoodLeap Sustainable Home Solutions Trust 06/09/21 1,288,053 99.96 1,287
934
GoTo Group, Inc. 08/12/22 1,000,000 77.22 772
580
Graphic Packaging International LLC 07/06/21 366,000 101.15 370
316
Gray Television, Inc. 10/26/21 508,000 100.00 508
408
GrubHub, Inc. 10/12/21 320,000 102.77 329
215
Grupo Bimbo SAB de CV 11/03/21 308,000 104.13 321
301
GS Mortgage Securities Trust 10/30/18 800,000 70.88 567
440
GS Mortgage Securities Trust 08/01/19 925,198 105.94 980
774
GS Mortgage Securities Trust 03/12/21 852,054 101.42 864
636
GS Mortgage Securities Trust 05/14/21 385,734 96.66 373
246
GS Mortgage Securities Trust 06/03/21 930,033 103.95 967
751
GS Mortgage Securities Trust 06/15/21 879,715 100.53 884
656
GS Mortgage Securities Trust 06/15/21 800,000 100.93 807
565
GS Mortgage Securities Trust 09/22/21 1,077,641 100.90 1,087
802
GS Mortgage Securities Trust 12/06/21 487,273 96.38 470
339
GS Mortgage Securities Trust 01/10/22 938,759 97.36 914
698
GS Mortgage Securities Trust 03/03/22 863,284 102.03 881
755
GYP Holdings III Corp. 04/15/21 195,000 100.00 195
154
Hadrian Merger Sub, Inc. 11/07/18 270,000 98.97 267
246
Hana Bank 01/04/22 305,000 105.15 321
296
Harvest Midstream I, LP 08/05/20 968,000 103.26 1,000
928
Hat Holdings I LLC 07/06/21 348,000 101.02 352
283
Hawaiian Brand Intellectual Property, Ltd. / HawaiianMiles Loyalty, Ltd. 01/28/21 559,000 99.62 557
515
HC2 Holdings, Inc. 03/03/21 454,000 100.02 454
336
Helios Issuer LLC 10/26/18 854,126 99.98 854
740
Helios Issuer LLC 10/26/18 660,858 99.98 661
537
Helios Issuer LLC 06/15/20 380,698 99.99 381
320
Hertz Corp. (The) 11/29/21 424,000 98.42 417
336
Highlands Holdings Bond Issuer, Ltd. 10/23/20 1,003,325 102.40 1,027
938
Hilcorp Energy I, LP / Hilcorp Finance Co. 12/11/19 568,000 100.92 573
534
Hilton Domestic Operating Co., Inc. 02/18/21 344,000 107.12 369
332
Hilton Grand Vacations, Inc. 06/14/21 309,000 100.00 309
253
Holdco LLC 07/25/22 457,000 85.57 391
360
Hologic, Inc. 01/28/21 325,000 105.30 342
304
Home RE, Ltd. 01/28/21 1,400,000 100.00 1,400
1,346
Howard Hughes Corp. (The) 02/18/21 356,000 105.29 375
305
HUB International, Ltd. 04/25/22 440,000 97.92 431
435
ICICI Bank, Ltd. 09/13/21 306,000 107.60 329
276
Imperial Fund Mortgage Trust 11/19/21 1,500,000 99.99 1,500
1,007
Imperial Fund Mortgage Trust 04/14/22 479,728 100.00 480
431
Infraestuctura Energetica Nova SAB de CV 06/03/22 312,000 93.25 291
268
Intercorp Financial Services, Inc. 02/03/22 324,000 99.27 322
280
Intesa Sanpaolo SpA 10/14/16 744,000 97.84 732
702
Intesa Sanpaolo SpA 09/02/21 290,000 104.49 303
170
Intrado Corp. 12/13/17 264,000 99.03 261
231
ION Trading Technologies SARL 05/03/21 447,000 100.00 447
360
IQVIA, Inc. 12/09/19 260,000 103.83 270
248
Iron Mountain, Inc. 05/12/21 448,000 101.73 456
385
Ithaca Energy North Sea PLC 08/16/21 268,000 100.05 268
265
ITT Holdings LLC 06/23/21 950,000 99.97 950
763
J.G. Wentworth XLII LLC 10/02/18 500,000 99.97 500
432
JBS USA LUX SA / JBS USA Food Co. / JBS USA Finance, Inc. 07/23/19 668,000 100.00 668
609
JBS USA LUX SA / JBS USA Food Co. / JBS USA Finance, Inc. 06/08/21 653,000 99.03 647
506
JDE Peet's NV 06/03/22 313,000 94.62 296
284
Jefferson Capital Holdings LLC 07/28/21 763,000 98.85 754
635
JPMorgan Commercial Mortgage Securities Trust 03/26/19 330,000 101.14 334
302

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — October 31, 2022
See accompanying notes which are an integral part of the financial statements.
Opportunistic Credit Fund 333
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
JPMorgan Commercial Mortgage Securities Trust 04/24/19 320,000 92.88 297
265
JPMorgan Commercial Mortgage Securities Trust 06/27/19 320,000 100.00 320
301
JPMorgan Commercial Mortgage Securities Trust 09/12/19 500,000 95.07 475
413
JPMorgan Commercial Mortgage Securities Trust 10/11/19 110,000 88.61 97
87
JPMorgan Commercial Mortgage Securities Trust 03/04/22 550,000 98.78 543
499
JPMorgan Mortgage Trust 12/06/18 807,412 90.18 728
655
JPMorgan Mortgage Trust 01/18/19 37,565 99.94 38
35
JPMorgan Mortgage Trust 03/22/19 31,141 101.11 31
29
JPMorgan Mortgage Trust 07/25/19 757,284 98.30 744
700
JPMorgan Mortgage Trust 01/24/20 381,693 104.24 398
326
JPMorgan Mortgage Trust 01/28/20 66,849 101.72 68
58
JPMorgan Mortgage Trust 01/30/20 371,925 101.08 376
288
JPMorgan Mortgage Trust 06/02/20 169,987 102.01 173
145
JPMorgan Mortgage Trust 07/15/20 668,371 103.84 694
641
JPMorgan Mortgage Trust 07/21/20 428,067 106.93 458
339
JPMorgan Mortgage Trust 08/20/20 266,470 105.44 281
236
JPMorgan Mortgage Trust 10/28/20 191,731 103.14 198
155
JPMorgan Mortgage Trust 11/10/20 90,264 102.81 93
80
JPMorgan Mortgage Trust 12/07/20 94,259 104.10 98
91
JPMorgan Mortgage Trust 01/19/21 330,224 103.31 341
250
JPMorgan Mortgage Trust 01/28/21 1,000,000 99.76 998
835
JPMorgan Mortgage Trust 05/21/21 241,784 101.01 244
182
JPMorgan Mortgage Trust 04/27/22 483,433 90.42 437
370
KSA Sukuk, Ltd. 10/18/22 848,000 100.00 848
854
Ladder Capital Finance Holdings LLLP 01/06/21 251,000 100.10 251
231
Lamb Weston Holdings, Inc. 11/02/21 359,000 100.26 360
308
LCM 28, Ltd. 10/16/18 500,000 100.00 500
455
LCPR Senior Secured Financing Designated Activity Co. 10/22/19 1,002,000 102.79 1,030
934
LCPR Senior Secured Financing Designated Activity Co. 03/23/21 735,000 100.00 735
619
Liberty Mutual Group, Inc. 05/03/22 51,000 128.00 65
56
Live Nation Entertainment, Inc. 04/08/20 485,000 98.57 478
432
LPL Holdings, Inc. 11/12/20 231,000 102.02 236
213
Macy's Retail Holdings, Inc. 03/02/22 177,000 100.00 177
147
Macy's Retail Holdings, Inc. 03/02/22 159,000 100.00 159
133
Madison Park Funding XXXI, Ltd. 11/08/18 250,000 100.00 250
232
Magallanes, Inc. 10/25/22 1,000,000 85.28 853
850
Magic Mergeco, Inc. 04/25/22 364,000 81.11 295
203
Marks & Spencer PLC 09/27/18 204,000 108.18 221
176
Marlette Funding Trust 11/06/18 159,086 99.99 159
159
Marlette Funding Trust 04/26/21 900,000 99.98 900
849
MasTec, Inc. 06/27/22 1,750,000 91.18 1,596
1,553
Mattamy Group Corp. 04/29/20 627,000 91.22 572
489
Mattamy Group Corp. 07/26/22 185,000 87.03 161
158
MDGH GMTN RSC, Ltd. 10/18/22 350,000 98.58 345
348
Med Trust 08/15/22 1,500,000 94.05 1,411
1,375
Meituan 01/05/21 276,000 101.29 280
229
Mello Mortgage Capital Acceptance 01/24/20 909,483 105.06 956
770
MHP 07/26/22 500,000 93.09 465
457
Midas OpCo Holdings LLC 08/12/21 401,000 100.00 401
346
Midcap Financial Issuer Trust 04/21/21 874,000 103.01 900
743
Midcontinent Communications / Midcontinent Finance Corp. 07/24/19 166,000 100.00 166
151
Midwest Gaming Borrower LLC / Midwest Gaming Finance Corp. 07/06/22 850,000 84.09 715
719
Mileage Plus Holdings LLC / Mileage Plus Intellectual Property Assets, Ltd. 06/25/20 615,600 100.71 620
609
Millennium Escrow Corp. 07/15/21 198,000 99.99 198
143
Minerals Technologies, Inc. 03/03/21 296,000 103.63 307
257
MIWD Holdco II LLC / MIWD Finance Corp. 01/13/22 497,000 100.00 497
383
Molina Healthcare, Inc. 05/28/20 183,000 100.00 183
164
Molina Healthcare, Inc. 06/09/21 360,000 102.64 370
306
Molina Healthcare, Inc. 11/10/21 750,000 100.20 751
625
Mondelez International Holdings Netherlands BV 08/09/21 240,000 102.70 247
226
Morgan Stanley Bank of America Merrill Lynch Trust 04/23/19 1,520,000 99.16 1,507
1,246
Morgan Stanley Bank of America Merrill Lynch Trust 08/01/19 250,000 93.86 235
211
Morgan Stanley Bank of America Merrill Lynch Trust 08/25/22 1,500,000 95.52 1,433
1,385
Morgan Stanley Capital I Trust 06/05/19 377,000 87.39 329
258
Morocco Government International Bond 03/02/15 250,000 110.39 276
188

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — October 31, 2022
See accompanying notes which are an integral part of the financial statements.
334 Opportunistic Credit Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
Mosaic Solar Loan Trust 11/27/18 147,226 98.45 145
139
Mosaic Solar Loan Trust 11/27/18 193,224 98.99 191
178
Mosaic Solar Loan Trust 06/12/20 262,670 99.98 263
228
Mosaic Solar Loan Trust 03/10/21 734,343 99.43 730
546
Mosaic Solar Loan Trust 03/24/21 295,849 100.14 296
250
Mosaic Solar Loan Trust 06/15/21 436,649 99.51 434
348
Mozart Debt Merger Sub, Inc. 04/20/22 314,000 90.59 284
257
MRCD Mortgage Trust 12/05/19 120,000 95.68 115
105
MSCI, Inc. 01/28/21 350,000 105.53 369
304
Nabors Industries, Inc. 01/07/20 606,000 94.11 570
585
Nabors Industries, Inc. 01/07/20 213,000 97.70 208
198
Nabors Industries, Inc. 11/18/21 766,000 99.36 761
753
Nationstar Mortgage Holdings, Inc. 01/28/21 354,000 104.24 369
315
Navient Private Education Refi Loan Trust 11/03/20 241,188 99.99 241
217
Navient Private Education Refi Loan Trust 01/19/21 450,000 99.96 450
305
Neiman Marcus Group, Inc. 03/19/21 982,000 101.70 999
933
Nestle Holdings, Inc. 05/05/22 310,000 95.45 296
287
Neuberger Berman CLO XXII, Ltd. 03/20/19 500,000 98.64 493
464
Neuberger Berman CLO, Ltd. 03/24/21 500,000 100.00 500
459
Neuberger Berman CLO, Ltd. 08/17/21 800,000 100.00 800
679
New Enterprise Stone & Lime Co., Inc. 09/29/21 459,000 100.00 459
399
New Enterprise Stone & Lime Co., Inc. 09/29/21 575,000 107.44 618
494
New Residential Investment Corp. 02/18/21 296,000 99.70 295
260
News Corp. 05/12/21 330,000 100.79 333
284
NFP Corp. 08/08/22 317,000 100.00 317
302
NGL Energy Operating LLC 01/25/21 670,000 102.48 687
606
NGPL PipeCo LLC 03/03/22 238,000 132.49 315
237
Nigeria Government International Bond 06/29/18 500,000 95.98 480
354
NMI Holdings, Inc. 08/16/21 272,000 109.50 298
272
Novelis Corp. 07/26/21 82,000 100.00 82
72
Novelis Corp. 07/26/21 784,000 80.07 628
607
NTT Finance Corp. 01/05/22 331,000 99.26 329
311
NYACK Park CLO, Ltd. 09/02/21 1,500,000 100.00 1,500
1,258
Oaktree CLO, Ltd. 05/17/21 250,000 99.09 248
211
Oaktree CLO, Ltd. 05/27/21 1,000,000 100.00 1,000
856
OCP CLO, Ltd. 04/26/22 500,000 100.00 500
459
Octagon Loan Funding, Ltd. 03/27/19 250,000 98.48 246
224
OHA Credit Partners XIV, Ltd. 03/22/19 500,000 97.57 488
460
Olympus Water US Holding Corp. 09/21/21 466,000 100.00 466
378
Olympus Water US Holding Corp. 09/21/21 250,000 100.00 250
173
Onslow Bay Financial LLC 01/15/20 125,659 101.67 128
110
Onslow Bay Financial LLC 04/29/22 1,100,000 96.79 1,065
958
Open Text Corp. 01/28/21 364,000 101.94 371
312
Open Text Holdings, Inc. 08/16/21 341,000 103.90 354
272
Organon Finance 1 LLC 04/08/21 313,000 100.00 313
266
Oschadbank Via SSB #1 PLC 09/02/15 237,500 73.32 174
133
OT Merger Corp. 10/07/21 382,000 100.00 382
245
Outfront Media Capital LLC / Outfront Media Capital Corp. 07/23/20 146,000 94.68 138
121
Outfront Media Capital LLC / Outfront Media Capital Corp. 01/11/21 197,000 100.00 197
163
Outfront Media Capital LLC / Outfront Media Capital Corp. 01/28/21 358,000 102.45 367
322
Oversea-Chinese Banking Corp., Ltd. 11/03/21 307,000 104.70 321
301
Palmer Square CLO, Ltd. 08/19/21 2,450,000 100.00 2,450
2,089
Palmer Square CLO, Ltd. 08/30/21 1,250,000 100.00 1,250
1,148
Palmer Square Loan Funding, Ltd. 09/21/21 2,000,000 100.00 2,000
1,836
Panasonic Corp. 09/13/21 318,000 103.08 328
303
PECF USS Intermediate Holding III Corp. 11/04/21 106,000 100.00 106
71
Peninsula Pacific Entertainment LLC 11/13/20 229,000 104.64 240
245
Performance Food Group Co. 03/03/21 364,000 104.44 380
344
PetSmart LLC 01/29/21 1,000,000 100.00 1,000
913
PetSmart LLC 01/29/21 1,000,000 100.00 1,000
939
Pike Corp. 09/13/21 866,000 93.99 814
739
Pilgrim's Pride Corp. 03/03/21 861,000 101.42 867
842
PMHC II, Inc. 02/03/22 515,000 100.00 515
339
Polar US Borrower LLC / Schenectady International Group, Inc. 05/05/22 387,000 62.50 242
185
PRA Group, Inc. 11/09/21 800,000 99.33 795
641

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — October 31, 2022
See accompanying notes which are an integral part of the financial statements.
Opportunistic Credit Fund 335
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
Presidio Holdings, Inc. 03/28/22 707,000 99.33 702
629
Prime Security Services Borrower LLC / Prime Finance, Inc. 11/17/21 350,000 102.01 357
322
Primose Funding LLC 03/30/21 970,000 101.91 988
875
PROG Holdings, Inc. 11/10/21 770,000 100.05 770
629
Prosus NV 12/02/20 254,000 107.69 274
187
Providence Service Corp. (The) 01/28/21 274,000 104.61 287
260
PTC, Inc. 03/03/21 321,000 102.86 330
291
Radiology Partners, Inc. 11/01/21 1,561,000 105.62 1,649
826
Radnor RE, Ltd. 06/18/21 500,000 100.00 500
484
Railworks Holdings, LP / Railworks Rally, Inc. 11/04/21 239,000 98.26 235
220
RCKT Mortgage Trust 02/06/20 230,574 100.74 232
188
ReadyCap Commercial Mortgage Trust 11/01/19 270,000 102.13 276
228
Reliance Industries, Ltd. 10/07/21 305,000 105.52 322
293
Rent-A-Center, Inc. 02/04/21 1,059,000 92.39 978
825
Resorts World Las Vegas LLC / RWLV Capital, Inc. 09/03/21 182,000 93.42 170
130
Resorts World Las Vegas LLC / RWLV Capital, Inc. 03/02/22 101,000 92.02 93
68
RFM Re-REMIC Trust 08/03/22 530,000 71.19 377
352
RFM Re-REMIC Trust 08/03/22 560,000 73.26 410
385
RFM Re-REMIC Trust 08/03/22 450,000 76.65 345
327
RFM Re-REMIC Trust 08/03/22 1,430,000 79.82 1,142
1,089
RFM Re-REMIC Trust 08/03/22 1,830,000 84.36 1,544
1,446
RFM Re-REMIC Trust 08/03/22 1,210,000 85.91 1,040
978
RLJ Lodging Trust 06/10/21 174,000 100.00 174
159
Roche Holdings, Inc. 06/03/22 300,000 97.67 293
282
Rockcliff Energy II LLC 09/28/21 256,000 100.00 256
228
Rocket Mortgage LLC / Rocket Mortgage Co-Issuer, Inc. 04/21/22 326,000 85.61 279
242
Rockies Express Pipeline LLC 05/06/20 650,000 92.56 602
549
Rockies Express Pipeline LLC 02/02/22 150,000 106.38 160
122
Roller Bearing Co. of America, Inc. 01/11/22 311,000 102.05 317
273
Royal Caribbean Cruises, Ltd. 08/11/21 626,000 100.00 626
512
Royal Caribbean Cruises, Ltd. 01/04/22 308,000 100.00 308
239
Royal Caribbean Cruises, Ltd. 09/22/22 92,000 100.06 92
94
RP Escrow Issuer LLC 11/19/21 434,000 99.97 434
325
Saudi Arabian Oil Co. 04/11/22 301,000 98.17 295
267
Saudi Government International Bond 03/12/20 600,000 92.60 556
418
Sealed Air Corp. 10/26/16 200,000 106.36 213
192
Sealed Air Corp. 10/24/19 339,000 103.92 352
334
Seaspan Corp. 07/09/21 669,000 100.00 669
515
Sensata Technologies Holding PLC 06/30/22 80,000 80.45 64
64
Sequoia Mortgage Trust 09/17/19 70,053 101.74 71
65
Sequoia Mortgage Trust 10/08/19 61,898 101.33 63
53
Sequoia Mortgage Trust 11/14/19 973,041 102.87 1,001
828
Sequoia Mortgage Trust 06/22/22 531,535 83.65 445
400
Silver Creek CLO, Ltd. 08/06/19 250,000 99.55 249
235
Sirius International Group, Ltd. 03/03/22 318,000 98.94 315
283
Sirius XM Holdings, Inc. 08/02/21 562,000 99.43 557
502
Sirius XM Holdings, Inc. 08/02/21 627,000 100.00 627
502
SK Hynix, Inc. 03/09/21 320,000 100.01 320
301
Sky, Ltd. 08/09/21 303,000 105.47 320
294
SMRT 05/02/22 1,400,000 97.02 1,358
1,274
Societe Generale SA 02/05/20 266,000 102.78 273
259
SoFi Consumer Loan Program Trust 11/27/18 195,131 99.80 195
192
SoFi Professional Loan Program LLC 10/30/18 400,000 95.52 382
381
SoFi Professional Loan Program LLC 10/30/18 500,000 95.91 479
472
SoFi Professional Loan Program LLC 03/26/19 600,000 99.98 600
469
SoFi Professional Loan Program LLC 08/06/19 1,000,000 99.96 1,000
760
SoFi Professional Loan Program Trust 11/27/18 424,000 97.38 413
357
SoFi Professional Loan Program Trust 11/27/18 425,000 99.00 421
372
SoFi Professional Loan Program Trust 03/15/19 850,000 100.36 853
781
SoFi Professional Loan Program Trust 05/14/20 600,000 99.93 600
437
SoFi Professional Loan Program Trust 08/30/21 43,000 1,688.11 726
472
Solvay Finance America LLC 06/02/22 291,000 100.72 293
277
Sonic Automotive, Inc. 10/15/21 826,000 84.63 699
623
Sonic Automotive, Inc. 10/15/21 620,000 90.40 561
485
Sonic Capital LLC 01/15/20 538,083 100.00 538
475

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — October 31, 2022
See accompanying notes which are an integral part of the financial statements.
336 Opportunistic Credit Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
Sonic Capital LLC 07/29/21 593,500 100.00 593
413
Sound Point CLO, Ltd. 03/24/21 500,000 100.00 500
470
Southeast Supply Header LLC 10/12/21 455,000 102.47 466
410
Standard Chartered PLC 10/14/16 415,000 122.61 507
394
Standard Chartered PLC 10/01/19 174,000 102.36 178
171
Standard Industries, Inc. 04/21/22 314,000 89.06 280
254
Staples, Inc. 02/09/21 725,000 101.43 735
630
Staples, Inc. 04/19/21 1,313,000 90.47 1,233
956
Starwood Property Trust, Inc. 01/11/22 231,000 99.18 229
201
State Bank of India 01/06/20 262,000 102.84 269
258
Stericycle, Inc. 01/28/21 337,000 102.30 345
293
Suburban Propane Partners, LP/Suburban Energy Finance Corp. 12/07/21 155,000 100.46 156
130
Sugarhouse HSP Gaming Prop Mezz, LP / Sugarhouse HSP Gaming Finance
Corp. 11/29/21 833,000 97.87 815
779
Sunnova Helios Issuer LLC 11/20/20 332,188 99.97 332
255
Sunnova Sol III Issuer LLC 06/11/21 824,984 99.96 825
664
Sunrun Xanadu Issuer 05/31/19 448,812 99.99 449
405
Superior Plus Corp. 03/01/21 1,717,000 91.49 1,571
1,455
Sylvamo Corp. 08/20/21 111,000 100.00 111
103
Symphony CLO XIV, Ltd. 10/04/19 500,000 100.00 500
496
Symphony CLO XIX, Ltd. 03/21/19 500,000 97.05 485
456
TCW CLO, Ltd. 09/24/21 300,000 100.00 300
272
TCW Group, Inc. (The) 06/21/21 1,500,000 100.00 1,500
1,297
Team Health Holdings, Inc. 02/07/19 284,000 91.43 260
214
Telecom Italia Capital SA 12/06/19 219,000 102.84 225
206
Teleflex, Inc. 01/28/21 321,000 104.26 335
290
Tencent Holdings, Ltd. 01/04/21 263,000 103.11 271
255
Tenet Healthcare Corp. 08/12/19 500,000 100.00 500
473
Tenet Healthcare Corp. 09/01/20 688,000 99.92 687
595
Tenet Healthcare Corp. 06/14/22 481,000 92.47 445
443
Terrier Media Buyer, Inc. 12/12/19 1,454,000 96.84 1,408
1,232
Texas Eastern Transmission, LP 12/05/19 271,000 102.39 278
241
Textainer Marine Containers VII, Ltd. 03/24/21 836,000 99.98 836
699
TransDigm, Inc. 03/26/20 1,147,000 101.28 1,155
1,131
TransDigm, Inc. 04/02/20 245,000 100.00 245
249
Transocean Guardian, Ltd. 04/28/21 41,252 96.69 40
40
Transocean Poseidon, Ltd. 04/26/21 41,125 95.71 39
39
Transocean, Inc. 04/26/21 202,000 78.09 158
171
Transocean, Inc. 04/26/21 503,000 81.39 409
444
Transocean, Inc. 06/29/21 112,000 86.74 97
91
Trident TPI Holdings, Inc. 12/13/19 1,073,000 101.24 1,086
1,001
Triton Container International, Ltd. 02/19/21 432,708 99.82 432
361
Triumph Group, Inc. 09/09/19 402,000 100.49 404
372
Twitter, Inc. 02/23/22 602,000 100.00 602
605
Uber Technologies, Inc. 11/12/20 227,000 103.80 236
216
UBS Bank of America Merrill Lynch Mortgage Trust 11/06/18 2,600,000 81.23 2,112
2,336
UBS Group AG 06/03/22 310,000 95.59 296
285
UBS-Barclays Commercial Mortgage Trust 02/14/20 80,000 101.19 81
78
Ukraine Government International Bond 04/23/15 195,000 40.07 78
48
Ukreximbank Via Biz Finance PLC 03/12/15 505,583 97.44 493
152
UniCredit SpA 05/08/20 205,000 105.38 216
174
UniCredit SpA 09/20/21 325,000 101.51 330
279
United Airlines, Inc. 04/14/21 195,000 100.00 195
167
United Airlines, Inc. 04/14/21 187,000 100.00 187
171
Uniti Group, LP / Uniti Fiber Holdings, Inc. / CSL Capital LLC 12/11/20 31,000 104.05 32
31
Uniti Group, LP / Uniti Group Finance, Inc. / CSL Capital LLC 04/06/21 270,000 100.00 270
221
Uniti Group, LP / Uniti Group Finance, Inc. / CSL Capital LLC 06/09/21 362,000 100.77 365
260
Univision Communications, Inc. 06/04/20 622,000 100.81 626
614
Univision Communications, Inc. 06/09/22 191,000 99.28 190
185
US Foods, Inc. 03/03/21 382,000 101.38 387
339
UWM Mortgage Trust 05/27/21 840,104 100.52 844
627
Vector Group, Ltd. 03/03/21 341,000 103.78 354
298
Venture 33 CLO, Ltd. 02/11/21 1,000,000 100.00 1,000
901
Venture Global Calcasieu Pass LLC 07/29/21 567,000 96.77 548
483
Venture Global Calcasieu Pass LLC 07/29/21 236,000 100.00 236
202

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — October 31, 2022
See accompanying notes which are an integral part of the financial statements.
Opportunistic Credit Fund 337
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
Venture Global Calcasieu Pass LLC 11/17/21 470,000 100.00 470
377
Veritas US, Inc. / Veritas Bermuda, Ltd. 08/13/20 1,161,000 101.14 1,174
977
Verus Securitization Trust 02/08/21 1,000,000 99.99 1,000
650
Verus Securitization Trust 06/22/22 596,602 88.08 525
464
VICI Properties, Inc. 07/06/22 311,000 91.76 285
273
Videotron, Ltd. 01/11/22 326,000 104.72 341
324
Vistra Operations Co. LLC 04/29/21 443,000 103.07 457
409
Vistra Operations Co. LLC 05/10/22 2,250,000 100.00 2,250
2,190
WEA Finance LLC / Westfield UK & Europe Finance PLC 06/02/22 296,000 98.58 292
279
Weatherford International, Ltd. 09/21/21 378,000 97.11 367
361
Weatherford International, Ltd. 10/14/21 1,210,000 98.54 1,192
1,140
Wells Fargo Commercial Mortgage Trust 03/21/19 390,000 85.36 333
263
Wells Fargo Mortgage Backed Securities Trust 02/14/20 21,859 100.81 22
17
Wells Fargo Mortgage Backed Securities Trust 08/10/20 181,211 103.08 187
144
Wells Fargo Mortgage Backed Securities Trust 09/17/20 259,612 102.35 266
213
Wells Fargo Mortgage Backed Securities Trust 03/12/21 783,581 101.41 795
584
Wendy's Funding LLC 03/26/19 476,250 98.98 471
413
West Fraser Timber Co., Ltd. 06/02/22 290,000 100.85 292
281
WFRBS Commercial Mortgage Trust 05/14/19 940,000 83.13 781
885
WFRBS Commercial Mortgage Trust 08/06/19 330,000 87.39 288
308
WFRBS Commercial Mortgage Trust 08/15/19 740,000 100.20 742
718
WFRBS Commercial Mortgage Trust 02/23/21 2,077,000 83.76 1,740
1,759
Whirlpool Corp. 10/22/21 250,000 100.00 250
211
Williams Scotsman International, Inc. 01/28/21 303,000 103.10 312
274
Woodward Capital Management LLC 03/11/21 166,568 101.69 169
122
Woori Bank 01/04/22 307,000 104.66 321
301
World Acceptance Corp. 01/11/22 298,000 100.33 299
186
XPO Logistics, Inc. 05/21/20 270,000 100.95 273
273
Yara International ASA 07/06/22 301,000 96.20 290
271
YPF SA 08/15/18 30,897 100.00 31
27
YPF SA 08/15/18 950 100.00 1
1
YPF SA 01/28/21 50 27.86 —
—
Zayo Group Holdings, Inc. 08/24/22 379,000 80.64 306
252
ZF NA Capital, Inc. 05/04/20 321,000 96.37 309 300
275,831
For a description of restricted securities see note 8 in the Notes to Financial Statements.
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
Canadian 10 Year Government Bond Futures 138 CAD 16,978 12/22
(165)
Euro-Bobl Futures 6 EUR 718 12/22
(2)
Euro-Bund Futures 5 EUR 692 12/22
(2)
Euro-Schatz Futures 6 EUR 642 12/22
(2)
Japanese 10 Year Government Bond Futures 4 JPY 595,080 12/22
12
Long Gilt Futures 5 GBP 510 12/22
(16)
United States 2 Year Treasury Note Futures 649 USD 132,644 12/22
(2,414)
United States 5 Year Treasury Note Futures 40 USD 4,264 12/22
(27)
United States 10 Year Treasury Note Futures 181 USD 20,017 12/22
(803)
United States 10 Year Ultra Treasury Note Futures 50 USD 5,799 12/22
(412)
United States Treasury Long Bond Futures 26 USD 3,133 12/22
(155)
United States Treasury Ultra Bond Futures 85 USD 10,851 12/22 (1,595)
Short Positions

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — October 31, 2022
See accompanying notes which are an integral part of the financial statements.
338 Opportunistic Credit Fund
Futures Contracts
Amounts in thousands (except contract amounts )
Euro-Bund Futures 81 EUR 11,213 12/22
490
Long Gilt Futures 86 GBP 8,783 12/22
334
United States 2 Year Treasury Note Futures 152 USD 31,066 12/22
640
United States 5 Year Treasury Note Futures 76 USD 8,101 12/22
305
United States 10 Year Treasury Note Futures 147 USD 16,257 12/22
1,035
United States 10 Year Ultra Treasury Note Futures 54 USD 6,263 12/22
509
United States Treasury Long Bond Futures 77 USD 9,279 12/22
1,254
United States Treasury Ultra Bond Futures 21 USD 2,681 12/22 481
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å) (533)
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Bank of America USD 14 MXN 277 11/09/22 —
Bank of America USD 13 THB 489 11/09/22 —
Bank of America USD 7 TRY 124 11/09/22 —
Bank of America USD 2,781 TRY 54,137 11/09/22 114
Bank of America USD 1,747 ZAR 30,943 11/09/22 (63)
Bank of America CAD 258 USD 188 11/29/22 (1)
Bank of America CHF 800 USD 804 11/29/22 3
Bank of America EUR 23,544 USD 23,310 11/29/22 (2)
Bank of America EUR 340 USD 342 12/21/22 5
Bank of America EUR 727 USD 730 12/21/22 9
Bank of America GBP 7,214 USD 8,177 11/29/22 (102)
Bank of America MXN 10,505 USD 522 11/09/22 (7)
Bank of America THB 45,793 USD 1,223 11/09/22 20
Bank of America ZAR 112 USD 6 11/09/22 —
Bank of Montreal EUR 6,940 USD 6,988 12/21/22 101
Bank of Montreal GBP 563 USD 653 12/21/22 6
Bank of New York EUR 6,940 USD 6,988 12/21/22 101
Bank of New York GBP 563 USD 653 12/21/22 6
Citigroup USD 1,250 BRL 6,501 11/09/22 7
Citigroup USD 46 CHF 46 11/09/22 —
Citigroup USD 224 EUR 224 11/09/22 (2)
Citigroup USD 3,564 GBP 3,074 11/09/22 (38)
Citigroup USD 3,056 NZD 5,325 11/09/22 41
Citigroup CHF 7,248 USD 7,413 11/09/22 169
Citigroup EUR 10 USD 10 11/09/22 —
Citigroup GBP 3,998 USD 4,572 11/09/22 (14)
Citigroup NZD 171 USD 99 11/09/22 —
HSBC USD 123 EUR 125 12/21/22 1
HSBC USD 131 EUR 130 12/21/22 (2)
HSBC EUR 125 USD 122 12/21/22 (2)
HSBC EUR 635 USD 631 12/21/22 1
HSBC EUR 6,940 USD 6,982 12/21/22 96
HSBC GBP 280 USD 318 12/21/22 (4)
HSBC GBP 563 USD 653 12/21/22 6
JPMorgan Chase EUR 6,940 USD 6,983 12/21/22 96
JPMorgan Chase GBP 563 USD 653 12/21/22 6
Royal Bank of Canada EUR 6,940 USD 6,986 12/21/22 99
Royal Bank of Canada GBP 563 USD 652 12/21/22 6
State Street USD 21 CAD 29 11/09/22 —

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — October 31, 2022
See accompanying notes which are an integral part of the financial statements.
Opportunistic Credit Fund 339
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
State Street USD 1,262 CLP 1,181,113 11/09/22 (11)
State Street USD 95 CZK 2,333 11/09/22 (1)
State Street USD 78 EUR 80 12/21/22 1
State Street USD 84 EUR 85 12/21/22 —
State Street USD 228 EUR 235 12/21/22 5
State Street USD 232 EUR 240 12/21/22 6
State Street USD 362 EUR 360 12/21/22 (5)
State Street USD 381 EUR 390 12/21/22 6
State Street USD 424 EUR 430 12/21/22 3
State Street USD 212 GBP 185 11/02/22 (1)
State Street USD 89 GBP 82 12/21/22 6
State Street USD 93 GBP 86 12/21/22 6
State Street USD 101 GBP 90 12/21/22 2
State Street USD 123 GBP 110 12/21/22 3
State Street USD 141 GBP 125 12/21/22 3
State Street USD 146 GBP 127 12/21/22 —
State Street USD 12 HKD 95 11/09/22 —
State Street USD 2,908 HUF 1,233,426 11/09/22 64
State Street USD 217 JPY 31,175 11/09/22 (7)
State Street USD 9 MYR 43 11/09/22 —
State Street USD 513 MYR 2,383 11/09/22 (8)
State Street USD 4,493 SEK 48,780 11/09/22 (73)
State Street USD 11 TWD 361 11/09/22 —
State Street BRL 47 USD 9 11/09/22 —
State Street BRL 55 USD 10 11/09/22 —
State Street CAD 1,774 USD 1,308 11/09/22 6
State Street CLP 1,181,113 USD 1,261 11/09/22 10
State Street COP 172,050 USD 38 11/09/22 3
State Street CZK 44,203 USD 1,788 11/09/22 5
State Street EUR 60 USD 60 12/21/22 —
State Street EUR 80 USD 79 12/21/22 (1)
State Street EUR 110 USD 110 12/21/22 1
State Street EUR 125 USD 125 12/21/22 1
State Street EUR 155 USD 156 12/21/22 3
State Street EUR 215 USD 215 12/21/22 1
State Street EUR 330 USD 327 12/21/22 —
State Street EUR 1,080 USD 1,046 12/21/22 (25)
State Street GBP 20 USD 23 12/21/22 —
State Street GBP 30 USD 34 12/21/22 (1)
State Street GBP 40 USD 46 12/21/22 —
State Street GBP 55 USD 64 12/21/22 1
State Street GBP 184 USD 212 12/21/22 1
State Street GBP 1,560 USD 1,810 12/21/22 18
State Street HKD 22,995 USD 2,931 11/09/22 1
State Street HUF 45,937 USD 111 11/09/22 —
State Street INR 1,404 USD 17 11/09/22 —
State Street INR 140,570 USD 1,720 11/09/22 24
State Street JPY 471,505 USD 3,199 11/09/22 26
State Street KRW 25,797 USD 18 11/09/22 —
State Street SEK 2,052 USD 187 11/09/22 1
UBS USD 1,335 COP 6,437,854 11/09/22 (32)
UBS USD 1,773 COP 8,007,806 11/09/22 (153)

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — October 31, 2022
See accompanying notes which are an integral part of the financial statements.
340 Opportunistic Credit Fund
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
UBS USD 2 KRW 2,542 11/09/22 —
UBS KRW 4,138,125 USD 2,918 11/09/22 20
UBS TWD 418 USD 13 11/09/22 —
UBS TWD 38,689 USD 1,223 11/09/22 24
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts 589
Credit Default Swap Contracts
Amounts in thousands
Credit Indices - Sell Protection
Reference Entity Counterparty
Notional
Amount
Fund
(Pays)/
Receives
Fixed Rate
Termination
Date
Premiums
Paid/
(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair Value
$
CDX NA High Yield Index Goldman Sachs USD 6,500 5.000%
(2)
12/20/27 (309) 296 (13)
Total Open Credit Indices - Sell Protection Contracts (309) 296 (13)
Total Open Credit Default Swap Contracts (å) (309) 296 (13)
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total % of Net Assets
Long-Term Fixed Income Investments
Asset-Backed Securities $ — $ 17,519 $ 472
$ —
$ 17,991 3.0
Corporate Bonds and Notes — 207,956 11
—
207,967 34.6
International Debt — 150,287 250
—
150,537 25.0
Mortgage-Backed Securities — 81,492 —
—
81,492 13.6
Non-US Bonds — 67,537 —
—
67,537 11.2
Common Stocks
Consumer Discretionary — — —
—
— —
Energy — — 187
—
187 —
*
Financial Services — — —
—
— —
Materials and Processing — — 3,304
—
3,304 0.6
Producer Durables — 154 2,803
—
2,957 0.5
Technology — — —
—
— —

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — October 31, 2022
See accompanying notes which are an integral part of the financial statements.
Opportunistic Credit Fund 341
Quantitative Information about Level 3 Fair Value Measurements
The significant inputs used in determining the fair value levels of Level 3 securities were as follows:
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total % of Net Assets
Preferred Stocks — — 3,911 — 3,911 0.7
Warrants and Rights — 35 — — 35 —
*
Short-Term Investments — 9,008 45 34,388 43,441 7.2
Total Investments — 533,988 10,983 34,388 579,359 96.4
Other Assets and Liabilities, Net
3.6
100.0
Other Financial Instruments
Assets
Futures Contracts 5,060 — — — 5,060 0.8
Foreign Currency Exchange Contracts — 1,144 — — 1,144 0. 2
Liabilities
Futures Contracts (5,593) — — — (5,593) (0.9)
Foreign Currency Exchange Contracts (1) (554) — — (555) (0.1)
Credit Default Swap Contracts — (13) — — (13) ( — )
*
Total Other Financial Instruments
**
$ (534) $ 577 $ — $ — $ 43
* Less than 0.05% of net assets.
** Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of
Investments.
For a description of the Levels, see note 2 in the Notes to Financial Statements.
For a disclosure on transfers into and out of Level 3 during the period ended October 31, 2022, see note 2 in the Notes to
Financial Statements.
Category and Subcategory Valuation Technique(s) Unobservable Input(s) Input/Range(s) Fair Value ($)
Long-Term Fixed Income Investments
Asset-Backed Securities Other* 472
Corporate Bonds and Notes Other* 11
International Debt Other* 250
Common Stocks
Energy Other* 187
Materials and Processing Discounted cash flow*** Discount Rate** 16.6% 3,304
Market approach*** EBITDA multiple**** 5.47x
Discount to guideline 10.3%
comparables

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — October 31, 2022
See accompanying notes which are an integral part of the financial statements.
342 Opportunistic Credit Fund
Category and Subcategory Valuation Technique(s) Unobservable Input(s) Input/Range(s) Fair Value ($)
Producer Durables Discounted cash flow*** Discount Rate** 13.5% 2,803
Market approach*** EBITDA multiple**** 4x
Discount to guideline 20.0%
comparables
Preferred Stocks
Producer Durables Market approach EBITDA multiple**** 8x 3,911
Discount to guideline 39.8%
comparables
Short-Term Investments Other* 45
Total Investments 10,983
*     Level 3 investments with a listed Valuation Technique of "Other" for the period ended October 31, 2022 were less than 1% of net assets
**   The discount rates were determined by calculating the weighted average cost of capital for the companies.
***   A 50%/50% weighted average was applied to the Market approach and Discounted cash flow.
****  A relative value analysis of comparable publicly traded companies was used to derive the last twelve months EBIDTA multiple.
A reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining a value for the period ended October 31, 2022 were as follows:
Category and Subcategory
Beginning
Balance
11/01/2021
Gross
Purchases
Gross
Sales
Accrued
Discounts/
(Premiums)
Realized
Gain
(Loss)
Net
Transfers
into Level
3
Net
Transfers
out of
Level 3
Net Change
in Unrealized
Appreciation/
(Depreciation)
Ending
Balance of
10/31/2022
Net Change
in Unrealized
Appreciation/
(Depreciation)
on
Investments
held as of
10/31/2022
Long-Term Fixed Income
Investments
Asset Backed Securities $ — $ — $ — $ — $ — $ 472 $ — $ — $ 472 $ —
Corporate Bonds and Notes 12 — — — — — — (1) 11 (1)
International Debt — 250 — — — — — — 250 —
Common Stocks
Energy 206 — — — — — — (19) 187 (19)
Materials and Processing 4,488 — — — — — — (1,184) 3,304 (1,184)
Producer Durables 2,046 — — — — — — 757 2,803 757
Preferred Stocks 3,375 1,816 — — — — — (1,280) 3,911 (1,280)
Short-Term Investments
113 — — 16 (307) — — 223 45 (16)
Total Investments
$ 10,240 $ 2,066 $ — $ 16 $ (307) $ 472 $ — $ (1,504) $ 10,983 $ (1,743)

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — October 31, 2022
See accompanying notes which are an integral part of the financial statements.
Opportunistic Credit Fund 343
Amounts in thousands
Country Exposure
Fair Value
$
Angola ................................................................................................
696
Argentina ............................................................................................
1,457
Australia .............................................................................................
776
Austria ................................................................................................
588
Azerbaijan ..........................................................................................
1,132
Bahrain ...............................................................................................
3,567
Belarus ...............................................................................................
151
Belgium ..............................................................................................
667
Bermuda .............................................................................................
4,449
Brazil ..................................................................................................
4,496
Canada ................................................................................................
10,483
Cayman Islands ..................................................................................
26,092
Chile ...................................................................................................
3,277
China ..................................................................................................
4,005
Colombia ............................................................................................
2,681
Costa Rica ..........................................................................................
1,228
Czech Republic ..................................................................................
1,383
Denmark .............................................................................................
2,865
Dominican Republic ..........................................................................
1,355
Ecuador ..............................................................................................
1,317
Egypt ..................................................................................................
1,888
El Salvador .........................................................................................
113
Finland ...............................................................................................
1,305
France .................................................................................................
13,510
Georgia ...............................................................................................
663
Germany .............................................................................................
12,889
Ghana .................................................................................................
574
Guatemala ..........................................................................................
662
Hong Kong .........................................................................................
833
Hungary ..............................................................................................
358
India ...................................................................................................
1,843
Indonesia ............................................................................................
3,372
Ireland ................................................................................................
519
Israel ...................................................................................................
1,382
Italy ....................................................................................................
12,512
Japan ..................................................................................................
897
Jersey ..................................................................................................
166
Jordan .................................................................................................
412
Kazakhstan .........................................................................................
2,422
Kenya .................................................................................................
792
Lebanon ..............................................................................................
85
Liberia ................................................................................................
94
Luxembourg .......................................................................................
5,277
Macao .................................................................................................
302
Malaysia .............................................................................................
3,098
Mexico ...............................................................................................
8,038
Mongolia ............................................................................................
262
Morocco .............................................................................................
928
Netherlands ........................................................................................
4,009
Nigeria ................................................................................................
875
Norway ...............................................................................................
358

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — October 31, 2022
See accompanying notes which are an integral part of the financial statements.
344 Opportunistic Credit Fund
Amounts in thousands
Country Exposure
Fair Value
$
Oman ..................................................................................................
2,903
Pakistan ..............................................................................................
706
Panama ...............................................................................................
1,671
Peru ....................................................................................................
3,034
Philippines ..........................................................................................
2,477
Portugal ..............................................................................................
259
Qatar ...................................................................................................
2,786
Romania .............................................................................................
648
Russia .................................................................................................
592
Saudi Arabia .......................................................................................
4,325
Senegal ...............................................................................................
159
Singapore ...........................................................................................
970
South Africa .......................................................................................
2,778
South Korea .......................................................................................
898
Spain ..................................................................................................
4,087
Sri Lanka ............................................................................................
293
Sweden ...............................................................................................
700
Switzerland ........................................................................................
2,324
Thailand .............................................................................................
357
Trinidad and Tobago ..........................................................................
445
Turkey ................................................................................................
3,499
Ukraine ...............................................................................................
790
United Arab Emirates .........................................................................
4,450
United Kingdom .................................................................................
23,586
United States ......................................................................................
358,230
Uruguay ..............................................................................................
1,568
Uzbekistan ..........................................................................................
799
Venezuela, Bolivarian Republic of ....................................................
317
Zambia ...............................................................................................
605
Total Investments ............................................................................... 579,359

Russell Investment Company
Opportunistic Credit Fund
Fair Value of Derivative Instruments — October 31, 2022
See accompanying notes which are an integral part of the financial statements.
Opportunistic Credit Fund 345
Amounts in thousands
Derivatives not accounted for as hedging instruments
Credit
Contracts
Foreign
Currency
Contracts
Interest Rate
Contracts
Location: Statement of Assets and Liabilities - Assets
Unrealized appreciation on foreign currency exchange contracts $ — $ 1,144 $ —
Variation margin on futures contracts* — — 5,060
Total
$ — $ 1,144 $ 5,060
Location: Statement of Assets and Liabilities - Liabilities
Variation margin on futures contracts* $ — $ — $ 5,593
Unrealized depreciation on foreign currency exchange contracts — 555 —
Credit default swap contracts, at fair value 13 — —
Total
$ 13 $ 555 $ 5,593
Derivatives not accounted for as hedging instruments
Credit
Contracts
Foreign
Currency
Contracts
Interest Rate
Contracts
Location: Statement of Operations - Net realized gain (loss)
Futures contracts $ — $ — $ (16,2 69 )
Credit default swap contracts 1,5 84 — —
Foreign currency exchange contracts — 12,702 —
Total
$ 1,5 84 $ 12,702 $ (16,2 69 )
Location: Statement of Operations - Net change in unrealized appreciation (depreciation)
Futures contracts $ — $ — $ 3,685
Credit default swap contracts 145 — —
Foreign currency exchange contracts — 312 —
Total
$ 145 $ 312 $ 3,685
* Includes cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the
Statement of Assets and Liabilities.
For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

Russell Investment Company
Opportunistic Credit Fund
Balance Sheet Offsetting of Financial and Derivative Instruments —
October 31, 2022
See accompanying notes which are an integral part of the financial statements.
346 Opportunistic Credit Fund
Amounts in thousands
T
Offsetting of Financial Assets and Derivative Assets
Description Location: Statement of Assets and Liabilities - Assets
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statement
of Assets
and
Liabilities
Net Amounts
of Assets
Presented in
the Statement
of Assets and
Liabilities
Foreign Currency Exchange Contracts Unrealized appreciation on foreign currency exchange contracts $ 1,144 $ — $ 1,144
Total Financial and Derivative Assets
1,144 — 1,144
Financial and Derivative Assets not subject to a netting agreement
— — —
Total Financial and Derivative Assets subject to a netting agreement
$ 1,144 $ — $ 1,144
Financial Assets, Derivative Assets, and Collateral Held by Counterparty
Gross Amounts Not Offset
in the Statement of Assets
and Liabilities
Counterparty
Net Amounts
of Assets
Presented in
the Statement
of Assets and
Liabilities
Financial
and
Derivative
Instruments
Collateral
Received^ Net Amount
Bank of America
$ 151 $ 74 $ 10 $ 67
Bank of Montreal
107 — — 107
Bank of New York
107 — — 107
Citigroup
217 55 — 162
HSBC
104 8 — 96
JPMorgan Chase
102 — — 102
Royal Bank of Canada
105 — — 105
State Street
207 133 — 74
UBS
44 44 — —
Total
$ 1,144 $ 314 $ 10 $ 820

Russell Investment Company
Opportunistic Credit Fund
Balance Sheet Offsetting of Financial and Derivative Instruments, continued
— October 31, 2022
See accompanying notes which are an integral part of the financial statements.
Opportunistic Credit Fund 347
Amounts in thousands
Offsetting of Financial Liabilities and Derivative Liabilities
Description Location: Statement of Assets and Liabilities - Liabilities
Gross
Amounts of
Recognized
Liabilities
Gross
Amounts
Offset in the
Statement
of Assets
and
Liabilities
Net Amounts
of Liabilities
Presented in
the Statement
of Assets and
Liabilities
Foreign Currency Exchange Contracts Unrealized depreciation on foreign currency exchange contracts $ 555 $ — $ 555
Credit Default Swap Contracts Credit default swap contracts, at fair value 13 — 13
Total Financial and Derivative Liabilities
568 — 568
Financial and Derivative Liabilities not subject to a netting agreement
(13) — (13)
Total Financial and Derivative Liabilities subject to a netting agreement
$ 555 $ — $ 555
Financial Liabilities, Derivative Liabilities, and Collateral Pledged by Counterparty
Gross Amounts Not Offset
in the Statement of Assets
and Liabilities
Counterparty
Net Amounts
of Liabilities
Presented in
the Statement
of Assets and
Liabilities
Financial
and
Derivative
Instruments
Collateral
Pledged^ Net Amount
Bank of America $ 175 $ 74 $ — $ 101
Citigroup 55 55 — —
HSBC 8 8 — —
State Street 133 133 — —
UBS 184 44 — 140
Total
$ 555 $ 314 $ — $ 241
^      Collateral received or pledged amounts may not reconcile to those disclosed in the Statement of Assets and Liabilities due to the inclusion of off-Balance
Sheet collateral and adjustments made to exclude overcollateralization.
For further disclosure on derivatives and counterparty risk see note 2 in the Notes to Financial Statements.

Russell Investment Company
Opportunistic Credit Fund
See accompanying notes which are an integral part of the financial statements.
348 Opportunistic Credit Fund
Statement of Assets and Liabilities — October 31, 2022
Amounts in thousands
Assets
Investments, at identified cost ......................................................................................................................................................
$ 690,01 7
Investments, at fair value(>) ........................................................................................................................................................
579,359
Cash .............................................................................................................................................................................................. 429
Foreign currency holdings(^) ....................................................................................................................................................... 145
Unrealized appreciation on foreign currency exchange contracts ............................................................................................... 1,144
Receivables:
Dividends and interest ...................................................................................................................................................... 7,495
Dividends from affiliated funds ....................................................................................................................................... 132
Investments sold ............................................................................................................................................................... 2,518
Fund shares sold ............................................................................................................................................................... 482
Foreign capital gains taxes recoverable ........................................................................................................................... 7
From broker(a)(b) ............................................................................................................................................................ 15,398
Investments matured (<) ................................................................................................................................................... 324
Variation margin on futures contracts .............................................................................................................................. 3,752
Total assets ...............................................................................................................................................................
611,185
Liabilities
Payables:
Due to broker ( c )( d ) ......................................................................................................................................................... 2,540
Investments purchased ..................................................................................................................................................... 1,680
Fund shares redeemed ...................................................................................................................................................... 536
Accrued fees to affiliates .................................................................................................................................................. 342
Other accrued expenses .................................................................................................................................................... 239
Variation margin on futures contracts .............................................................................................................................. 4,281
Unrealized depreciation on foreign currency exchange contracts ............................................................................................... 555
Credit default swap contracts, at fair value(+) ............................................................................................................................. 13
Total liabilities ...........................................................................................................................................................
10,186
Net Assets ...............................................................................................................................................................
$ 600,999

Russell Investment Company
Opportunistic Credit Fund
See accompanying notes which are an integral part of the financial statements.
Opportunistic Credit Fund 349
Statement of Assets and Liabilities, continued — October 31, 2022
Amounts in thousands
Net Assets Consist of:
Total distributable earnings (losses) .............................................................................................................................................
$ (200,479)
Shares of beneficial interest .........................................................................................................................................................
777
Additional paid-in capital ............................................................................................................................................................
800,70 1
Net Assets ...............................................................................................................................................................
$ 600 , 999
Net Asset Value
,
offering and redemption price per share:
Net asset value per share: Class A(#) ........................................................................................................................................... $ 7.70
Maximum offering price per share (Net asset value plus sales charge of 3.75%): Class A ..................................................... $ 8.00
Class A
—
Net assets ........................................................................................................................................................... $ 2,838,702
Class A
—
Shares outstanding ($.01 par value) .................................................................................................................. 368,652
Net asset value per share: Class C(#) ........................................................................................................................................... $ 7.63
Class C
—
Net assets ........................................................................................................................................................... $ 1,764,384
Class C
—
Shares outstanding ($.01 par value) .................................................................................................................. 231,102
Net asset value per share: Class M(#) .......................................................................................................................................... $ 7.73
Class M
—
Net assets .......................................................................................................................................................... $ 82,620,563
Class M
—
Shares outstanding ($.01 par value) .................................................................................................................. 10,683,274
Net asset value per share: Class S(#) ........................................................................................................................................... $ 7.74
Class S
—
Net assets ............................................................................................................................................................ $ 497,915,038
Class S
—
Shares outstanding ($.01 par value) ................................................................................................................... 64,325,961
Net asset value per share: Class Y(#) ........................................................................................................................................... $ 7.74
Class Y
—
Net assets ........................................................................................................................................................... $ 15,860,722
Class Y
—
Shares outstanding ($.01 par value) .................................................................................................................. 2,050,200
Amounts in thousands
(^)     Foreign currency holdings - cost $ 145
(+)     Credit default swap contracts - premiums paid (received) $ (309)
(<)     Investments matured - cost $ 9,695
(>)     Investments in affiliates, U.S. Cash Management Fund $ 34,388
(a)     Receivable from Broker for Futures $ 14,577
(b)     Receivable from Broker for Swaps $ 821
(c)     Due to Broker for Futures $ 2,524
(d)     Due to Broker for Swaps $ 16
(#) Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

Russell Investment Company
Opportunistic Credit Fund
See accompanying notes which are an integral part of the financial statements.
350 Opportunistic Credit Fund
Statement of Operations — For the Period Ended October 31, 2022
Amounts in thousands
Investment Income
Dividends ......................................................................................................................................................................... $ 2,994
Dividends from affiliated funds ....................................................................................................................................... 494
Interest .............................................................................................................................................................................. 33,970
Less foreign taxes withheld ............................................................................................................................................. (9)
Total investment income ..............................................................................................................................................................
37,449
Expenses
Advisory fees ................................................................................................................................................................... 6,798
Administrative fees .......................................................................................................................................................... 328
Custodian fees .................................................................................................................................................................. 192
Distribution fees - Class A ............................................................................................................................................... 7
Distribution fees - Class C ............................................................................................................................................... 17
Transfer agent fees - Class A ........................................................................................................................................... 6
Transfer agent fees - Class C ........................................................................................................................................... 4
Transfer agent fees - Class M .......................................................................................................................................... 194
Transfer agent fees - Class S ............................................................................................................................................ 1,148
Transfer agent fees - Class Y ........................................................................................................................................... —
*
Professional fees .............................................................................................................................................................. 291
Registration fees ............................................................................................................................................................... 85
Shareholder servicing fees - Class C ............................................................................................................................... 6
Trustees’ fees .................................................................................................................................................................... 38
Printing fees ..................................................................................................................................................................... 70
Miscellaneous .................................................................................................................................................................. 29
Expenses before reductions .............................................................................................................................................. 9,213
Expense reductions .......................................................................................................................................................... (3,843)
Net expenses ................................................................................................................................................................................
5,370
Net investment income (loss) .......................................................................................................................................................
32,079
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments ...................................................................................................................................................................... (39,077)
Investments in affiliated funds ......................................................................................................................................... (15)
Futures contracts .............................................................................................................................................................. (16, 269 )
Foreign currency exchange contracts ............................................................................................................................... 12,702
Credit default swap contracts ........................................................................................................................................... 1,5 84
Foreign currency-related transactions .............................................................................................................................. (411)
Net realized gain (loss) ................................................................................................................................................................
(41,486)
Net change in unrealized appreciation (depreciation) on:
Investments ...................................................................................................................................................................... (98,53 4 )
Investments in affiliated funds ......................................................................................................................................... (2)
Futures contracts .............................................................................................................................................................. 3,685
Foreign currency exchange contracts ............................................................................................................................... 312
Credit default swap contracts ........................................................................................................................................... 145
Investment matured .......................................................................................................................................................... (23 5 )
Foreign currency-related transactions .............................................................................................................................. (28 2)
Net change in unrealized appreciation (depreciation) ................................................................................................................. (94,911)
Net realized and unrealized gain (loss) ........................................................................................................................................ (136,397)
Net Increase (Decrease) in Net Assets from Operations ....................................................................................
$ (104,3 18 )
*       Less than $500.

Russell Investment Company
Opportunistic Credit Fund
See accompanying notes which are an integral part of the financial statements.
Opportunistic Credit Fund 351
Statements of Changes in Net Assets
Amounts in thousands
For the Periods Ended October 31,
2022 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss) .............................................................................................................. $ 32,079 $ 24,652
Net realized gain (loss) ....................................................................................................................... (41,486) 11,252
Net change in unrealized appreciation (depreciation) ........................................................................ (94,911) 16,545
Net increase (decrease) in net assets from operations .............................................................................. (104,318) 52,449
Distributions
To shareholders
Class A .......................................................................................................................................... (138) (90)
Class C .......................................................................................................................................... (92) (70)
Class M ......................................................................................................................................... (4,908) (2,877)
Class S .......................................................................................................................................... (28,937) (18,596)
Class Y .......................................................................................................................................... (170) (230)
Net decrease in net assets from distributions ............................................................................................ (34,245) (21,863)
Share Transactions*
Net increase (decrease) in net assets from share transactions ................................................................... 3,282 139,305
Total Net Increase (Decrease) in Net Assets ........................................................................
(135,281) 169,891
Net Assets
Beginning of period .................................................................................................................................. 736,280 566,389
End of period .............................................................................................................................................
$ 600,999 $ 736,280

Russell Investment Company
Opportunistic Credit Fund
See accompanying notes which are an integral part of the financial statements.
352 Opportunistic Credit Fund
Statements of Changes in Net Assets, continued
* Share transaction amounts (in thousands) for the periods ended October 31, 2022 and October 31, 2021 were as follows:
2022 2021
Shares Dollars Shares Dollars
Class A
Proceeds from shares sold 118 $ 974 91 $ 868
Proceeds from reinvestment of distributions 16 138 10 90
Payments for shares redeemed (94) (778) (82) (773)
Net increase (decrease)
40 334 19 185
Class C
Proceeds from shares sold 9 78 40 368
Proceeds from reinvestment of distributions 11 92 7 70
Payments for shares redeemed (76) (635) (88) (817)
Net increase (decrease)
(56) (465) (41) (379)
Class M
Proceeds from shares sold 2,189 18,918 6,098 57,346
Proceeds from reinvestment of distributions 563 4,907 304 2,877
Payments for shares redeemed (2,856) (23,562) (2,107) (19,886)
Net increase (decrease)
(104) 263 4,295 40,337
Class S
Proceeds from shares sold 13,024 112,454 27,837 263,002
Proceeds from reinvestment of distributions 3,312 28,904 1,964 18,570
Payments for shares redeemed (17,935) (151,324) (18,561) (174,901)
Net increase (decrease)
(1,599) (9,966) 11,240 106,671
Class Y
Proceeds from shares sold 1,854 14,410 311 2,922
Proceeds from reinvestment of distributions 20 170 24 230
Payments for shares redeemed (177) (1,464) (1,138) (10,661)
Net increase (decrease)
1,697 13,116 (803) (7,509)
Total increase (decrease)
(22) $ 3,282 14,710 $ 139,305

Russell Investment Company
Opportunistic Credit Fund
Financial Highlights — For the Periods Ended
See accompanying notes which are an integral part of the financial statements.
354 Opportunistic Credit Fund
For a Share Outstanding Throughout Each Period.
$
Net Asset Value,
Beginning of
Period
$
Net Investment
Income (Loss)
(a)(d)
$
Net Realized
and Unrealized
Gain (Loss)
$
Total from
Investment
Operations
$
Distributions
from Net
Investment Income
$
Total
Distributions
Class A
October 31, 2022 9.43 .38 (1.70) (1.32) (.41) (.41)
October 31, 2021 8.95 .31 .46 .77 (.29) (.29)
October 31, 2020 9.50 .36 (.44) (.08) (.47) (.47)
October 31, 2019 9.30 .50 .19 .69 (.49) (.49)
October 31, 2018 10.03 .44 (.63) (.19) (.54) (.54)
Class C
October 31, 2022 9.35 .31 (1.68) (1.37) (.35) (.35)
October 31, 2021 8.89 .24 .44 .68 (.22) (.22)
October 31, 2020 9.43 .29 (.43) (.14) (.40) (.40)
October 31, 2019 9.24 .43 .18 .61 (.42) (.42)
October 31, 2018 9.97 .37 (.63) (.26) (.47) (.47)
Class M
October 31, 2022 9.47 .41 (1.71) (1.30) (.44) (.44)
October 31, 2021 8.99 .34 .46 .80 (.32) (.32)
October 31, 2020 9.54 .39 (.44) (.05) (.50) (.50)
October 31, 2019 9.33 .50 .23 .73 (.52) (.52)
October 31, 2018 10.07 .47 (.65) (.18) (.56) (.56)
Class S
October 31, 2022 9.48 .40 (1.71) (1.31) (.43) (.43)
October 31, 2021 9.00 .34 .45 .79 (.31) (.31)
October 31, 2020 9.54 .39 (.44) (.05) (.49) (.49)
October 31, 2019 9.34 .53 .18 .71 (.51) (.51)
October 31, 2018 10.07 .47 (.64) (.17) (.56) (.56)
Class Y
October 31, 2022 9.47 .41 (1.70) (1. 29 ) (.44) (.44)
October 31, 2021 8.99 .36 .44 .80 (.32) (.32)
October 31, 2020 9.54 .38 (.43) (.05) (.50) (.50)
October 31, 2019 9.33 .53 .20 .73 (.52) (.52)
October 31, 2018 10.07 .48 (.65) (.17) (.57) (.57)

See accompanying notes which are an integral part of the financial statements.
Opportunistic Credit Fund 355
$
Net Asset Value,
End of
Period
%
Total
Return
(c)
$
Net Assets,
End of Period
(000)
%
Ratio of Expenses
to Average
Net Assets,
Gross
%
Ratio of Expenses
to Average
Net Assets,
Net
(d)
%
Ratio of Net
Investment Income
to Average
Net Assets
(d)
%
Portfolio
Turnover Rate
7.70 (14.40) 2,839 1.60 1.04 4.46 47
9.43 8.65 3,100 1.60 1.08 3.33 51
8.95 (.90) 2,772 1.61 1.16 4.03 63
9.50 7.65 4,734 1.63 1.19 5.33 65
9.30 (2.01) 5,442 1.62 1.17 4.57 82
7.63 (15.08) 1,764 2.35 1.79 3.67 47
9.35 7.73 2,686 2.35 1.83 2.60 51
8.89 (1.54) 2,912 2.36 1.91 3.29 63
9.43 6.79 3,722 2.38 1.94 4.59 65
9.24 (2.73) 4,401 2.37 1.92 3.81 82
7.73 (14.19) 82,621 1.35 .74 4.77 47
9.47 8.91 102,177 1.35 .78 3.61 51
8.99 (.58) 58,359 1.37 .86 4.36 63
9.54 8.06 44,339 1.38 .89 5.36 65
9.33 (1.82) 25,104 1.36 .87 4.83 82
7.74 (14.22) 497,914 1.35 .79 4.71 47
9.48 8.85 624,965 1.35 .83 3.56 51
9.00 (.52) 491,951 1.37 .91 4.30 63
9.54 7.89 530,369 1.38 .94 5.60 65
9.34 (1.76) 466,060 1.37 .92 4.79 82
7.74 (14.06) 15,861 1.16 .71 5.00 47
9.47 8.93 3,352 1.14 .75 3.81 51
8.99 (.56) 10,395 1.16 .83 4.16 63
9.54 8.09 124,322 1.18 .86 5.67 65
9.33 (1.89) 143,090 1.17 .84 4.88 82

Russell Investment Company
Opportunistic Credit Fund
See accompanying notes which are an integral part of the financial statements.
356 Opportunistic Credit Fund
Related Party Transactions, Fees and Expenses
Accrued fees payable to affiliates for the period ended October 31, 2022 were as follows:
Transactions (amounts in thousands) during the period ended October 31, 2022 with Underlying Funds which are, or were, an affiliated company are as follows:
Federal Income Taxes
At October 31, 2022, the cost of investments, net unrealized appreciation (depreciation), and components of distributable earnings for income tax purposes were as follows:
For the fiscal years ended October 31, 2022 and October 31, 2021, respectively, the Fund made the following tax basis distributions:
Net investment income and net realized gains (losses) in the financial statements may differ from taxable net investment income and net realized gains (losses). Capital accounts within the financial statements are adjusted for permanent differences between book and tax accounting.  These differences may be due to foreign currency gains or losses, reclassifications of dividends and /or differences in treatment of income from swaps.  These adjustments have no impact on the net assets.
At October 31, 2022, there were no adjustments to the Statement of Assets and Liabilities.
Advisory fees $ 275,551
Administration fees 25,273
Distribution fees 1,723
Shareholder servicing fees 376
Transfer agent fees 37,089
Trustee fees 1,801
$ 341,813
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Income
Distributions
Capital Gains
Distributions
U.S. Cash Management Fund $ 75,704 $ 433,260 $ 474,559 $ (15) $ (2) $ 34,388 $ 494 $ —
Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
Undistributed
Ordinary Income
Undistributed
Long-Term
Capital Gains
(Capital Loss
Carryforward)
$ 690,816,149 $ 13 , 584 , 519 $ ( 125 , 648 , 728 ) $ ( 112 , 064 , 209 ) $ 5,201,660 $ (83,984,941)
October 31, 2022 October 31, 2021
Ordinary Income
Distributions
Long-Term
Capital Gain
Distributions
Return of
Capital
Ordinary Income
Distributions
Long-Term
Capital Gain
Distributions
Return of
Capital
$ 34,245,359 $ — $ — $ 21,863,302 $ — $ —
Total distributable earnings (losses)
$ —
Additional paid-in capital
—

Russell Investment Company
Unconstrained Total Return Fund
Portfolio Management Discussion and Analysis — October 31, 2022
(Unaudited)
358 Unconstrained Total Return Fund
I
Unconstrained Total Return Fund - Class A
‡
Total
Return
1 Year (11 .55)%
5 Years (1 .63)%§
Inception* (0 .97)%§
Unconstrained Total Return Fund - Class C
Total
Return
1 Year (8 .78)%
5 Years (1 .62)%§
Inception* (1 .09)%§
Unconstrained Total Return Fund - Class M
‡‡
Total
Return
1 Year (7 .76)%
5 Years (0 .55)%§
Inception* (0 .02)%§
Unconstrained Total Return Fund - Class S
Total
Return
1 Year (7 .82)%
5 Years (0 .63)%§
Inception* (0 .10)%§
Unconstrained Total Return Fund - Class Y
Total
Return
1 Year (7 .68)%
5 Years (0 .42)%§
Inception* 0 .10%§
ICE BofA 3-Month U.S. Treasury Bill Index
**
Total
Return
1 Year 0 .79%
5 Years 1 .17%§
Inception* 1 .08%§

Russell Investment Company
Unconstrained Total Return Fund
Portfolio Management Discussion and Analysis, continued — October 31,
2022 (Unaudited)
Unconstrained Total Return Fund 359
The Unconstrained Total Return Fund (the “Fund”) employs
a multi-manager approach whereby portions of the Fund are
allocated to different money manager strategies. Fund assets not allocated to money managers are managed by Russell
Investment Management, LLC (“RIM”), the Fund’s advisor.
RIM may change the allocation of the Fund’s assets among
money managers at any time. An exemptive order from the
Securities and Exchange Commission permits RIM to engage
or terminate a money manager at any time, subject to approval by the Fund’s Board, without a shareholder vote. Pursuant to the terms of the exemptive order, the Fund is required to notify its shareholders within 90 days of when a money manager begins
providing services. As of October 31, 2022, the Fund had two money managers.
What is the Fund’s investment objective?
The Fund seeks to provide total return.
How did the Fund perform relative to its benchmark
for the fiscal year ended October 31, 2022?
For the fiscal year ended October 31, 2022 (the “fiscal year”), the
Fund’s Class A, Class C, Class M, Class S and Class Y Shares
lost 8.07%, 8.78%, 7.76%, 7.82% and 7.68%, respectively. This is compared to the Fund’s benchmark, the ICE BofA 3-Month
U.S. Treasury Bill Index, which gained 0.79% during the fiscal year. The Fund’s performance includes operating expenses,
whereas index returns are unmanaged and do not include
expenses of any kind.
For the fiscal year, the Morningstar Nontraditional Bond
Category, a group of funds that Morningstar, Inc. considers to have investment strategies similar to those of the Fund, lost
8.09%. This result serves as a peer comparison and is expressed net of operating expenses.
How did market conditions affect the Fund’s
performance?
During the fiscal year, supply chain constraints, the Russia-
Ukraine war, and a stimulus overhang from relaxed fiscal and monetary policy drove elevated inflation, which impacted
markets negatively. To control inflation, central banks dropped easy money policies and increased interest rates at a historic pace. Equity and fixed income markets experienced substantial drawdowns on the back of tighter monetary policies.
Credit markets were challenged over the fiscal year. U.S.
investment grade corporate credit spreads and U.S. high yield corporate spreads both widened. The U.S. Urban Consumer
Price Index reached a 9% year-over-year increase in mid-2022 and ended the fiscal year at 7.7% – significantly higher than the
Federal Reserve Bank’s 2% inflation target – as the economy
faced cash strapped consumers, labor shortages, and supply
constraints.
The Fund’s exposure to spread sectors detracted from
performance as credit spreads widened. The Bloomberg U.S.
Corporate Bond Index posted a total return of -19.57% for the fiscal year, while the Bloomberg U.S. Corporate High Yield
Index had a -11.76% total return. U.S. Treasuries also performed poorly over the fiscal year as yields rose; the 10-Year Treasury yield increased from 1.55% to 4.05%. The Fund’s benchmark,
the ICE BofA 3-Month U.S. Treasury Bill Index, was largely
unchanged due to its short duration.
How did the investment strategies and techniques
employed by the Fund and its money managers affect
its benchmark relative performance?
The Fund’s long duration position over the fiscal year was a primary detractor from performance as rates rose across the
global curve. The Fund’s exposure to spread sectors and an
overweight to lower quality investment grade corporates
detracted from performance.
The Fund employs discretionary money managers. The Fund’s
discretionary money managers select the individual portfolio securities for the assets assigned to them. RIM manages assets not allocated to money manager strategies and the Fund’s cash balances.
With respect to the Fund’s money managers, Hermes Investment
Management Limited’s (“Hermes”) underperformed the Fund’s
benchmark. Hermes’ strategy concentrates on shorter duration high yield and investment grade bonds. These bonds have more interest rate sensitivity relative to other parts of the portfolio which, given the spread widening environment, drove Hermes’
underperformance.
Ardea Investment Management (“Ardea”) outperformed the
Fund’s benchmark. Ardea’s strategy focuses on maintaining
daily liquidity in any market environment, with returns that are independent of fixed income markets. Ardea’s curve positioning detracted from performance while its long position on USD
and short positions on EUR and GBP contributed positively to performance.
RIM also managed a rates factor strategy, which seeks to
generate active returns through currency and international rates positioning, respectively, and utilize long and short positions in global government bond futures and currency forward contracts.
The Fund’s rates factor strategy contributed positively to
performance.
Throughout the fiscal year, RIM also implemented tactical tilts based on its judgments regarding shorter-term opportunities to seek to generate returns and/or mitigate risk using government

Russell Investment Company
Unconstrained Total Return Fund
Portfolio Management Discussion and Analysis, continued — October 31,
2022 (Unaudited)
360 Unconstrained Total Return Fund
bond futures and CDS index contracts. These positions
contributed positively to Fund performance.
Describe any changes to the Fund’s structure or the
money manager line-up.
During the fiscal year, RIM terminated First Eagle Alternative
Credit. Allocations to other manager strategies were adjusted as a result.
The views expressed in this report reflect those of
the portfolio managers only through the end of the
fiscal year covered by the report. These views do not
necessarily represent the views of RIM, or any other
person in RIM or any other affiliated organization.
These views are subject to change at any time based
upon market conditions or other events, and RIM
disclaims any responsibility to update the views
contained herein. These views should not be relied
on as investment advice and, because investment
decisions for a Russell Investment Company (“RIC”)
Fund are based on numerous factors, should not be
relied on as an indication of investment decisions of
any RIC Fund.
Money Managers as of October 31,
2022 Styles
Ardea Investment Management Pty
Limited Sector Specialist
Hermes Investment Management Limited Sector Specialist
* Assumes initial investment on September 22, 2016.
** ICE BofA 3-Month U.S. Treasury Bill Index is an unmanaged index tracking U.S. Treasury Bills maturing in 90 days.
‡ The performance shown has been adjusted to reflect the deduction of the maximum Class A sales charge of 3.75%.
‡‡ The Fund’s performance inception date for Class M Shares was March 16, 2017. The returns shown for Class M Shares prior to that date are the returns of the Fund’s Class S Shares. Class M Shares will have substantially similar annual returns as the Class S Shares because the Shares of each Class are invested in the same portfolio of securities. Annual returns for each Class will differ only to the extent that the Class M Shares do not have the same expenses as the
Class S Shares.
§ Annualized.
Performance is historical and assumes reinvestment of all dividends and capital gains.  Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than when purchased.  Past performance is not indicative of future results.  The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Additionally, the returns presented herein may differ from the performance reported in the Financial Highlights as the returns herein are calculated in a manner consistent with standardized performance in accordance with
Securities and Exchange Commission rules, while the performance in the Financial Highlights has been calculated in accordance with U.S. Generally Accepted
Accounting Pr inciple s (“U.S. GAAP”).

Russell Investment Company
Unconstrained Total Return Fund
Shareholder Expense Example — October 31, 2022 (Unaudited)
Unconstrained Total Return Fund 361
Fund Expenses
The following disclosure provides important information
regarding the Fund’s Shareholder Expense Example
(“Example”).
Example
As a shareholder of the Fund, you incur two types of costs:
(1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs,
including advisory and administrative fees; distribution (12b-1)
and/or service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars)
of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from May 1, 2022 to October 31, 2022.
Actual Expenses
The information in the table under the heading “Actual
Performance” provides information about actual account
values and actual expenses. You may use the information in
this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During
Period” to estimate the expenses you paid on your account
during this period.
Hypothetical Example for Comparison Purposes
The information in the table under the heading “Hypothetical
Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses
based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the
Fund’s actual return. The hypothetical account values and
expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the
Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant
to highlight your ongoing costs only and do not reflect any
transactional costs. Therefore, the information under the heading
“Hypothetical Performance (5% return before expenses)” is
useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
Class A
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2022 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2022 $ 974.00 $ 1,019.61
Expenses Paid During Period* $ 5.52 $ 5.65
* Expenses are equal to the Fund's annualized expense ratio of 1.11%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-
half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class C
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2022 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2022 $ 969.30 $ 1,015.78
Expenses Paid During Period* $ 9.28 $ 9.50
* Expenses are equal to the Fund's annualized expense ratio of 1.87%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-
half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class M
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2022 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2022 $ 974.40 $ 1,021.32
Expenses Paid During Period* $ 3.83 $ 3.92
* Expenses are equal to the Fund's annualized expense ratio of 0.77%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-
half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

Russell Investment Company
Unconstrained Total Return Fund
Shareholder Expense Example, continued — October 31, 2022 (Unaudited)
362 Unconstrained Total Return Fund
Class S
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2022 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2022 $ 975.10 $ 1,020.82
Expenses Paid During Period* $ 4.33 $ 4.43
* Expenses are equal to the Fund's annualized expense ratio of 0.87%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-
half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class Y
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2022 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2022 $ 976.00 $ 1,021.83
Expenses Paid During Period* $ 3.34 $ 3.41
* Expenses are equal to the Fund's annualized expense ratio of 0.67%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-
half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

Russell Investment Company
Unconstrained Total Return Fund
Schedule of Investments — October 31, 2022
See accompanying notes which are an integral part of the financial statements.
Unconstrained Total Return Fund 363
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Long-Term Investments - 61.6%
Corporate Bonds and Notes - 8.4%
AES Corp. (The)
Series WI
2.450% due 01/15/31 100 75
Air Lease Corp.
3.250% due 03/01/25 100 93
Alcoa Nederland Holding BV
4.125% due 03/31/29 (Þ) 200 169
Ally Financial, Inc.
Series C
4.700% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 7 Year + 3.481%)(Ê)(ƒ) 450 303
Aptiv PLC
3.100% due 12/01/51 209 117
Ardagh Packaging Finance PLC /
Ardagh Holdings USA, Inc.
5.250% due 04/30/25 (Þ) 200 189
Ashland LLC
3.375% due 09/01/31 (Þ) 266 208
Ball Corp.
3.125% due 09/15/31 435 333
CCO Holdings LLC / CCO Holdings
Capital Corp.
4.250% due 01/15/34 (Þ) 750 551
Centene Corp.
2.500% due 03/01/31 650 499
CF Industries, Inc.
5.150% due 03/15/34 51 46
4.950% due 06/01/43 51 41
Clearway Energy Operating LLC
3.750% due 02/15/31 (Þ) 214 179
DCP Midstream Operating, LP
3.250% due 02/15/32 200 159
EnLink Midstream Partners, LP
5.050% due 04/01/45 300 218
Enterprise Products Operating LLC
5.375% due 02/15/78 (USD 3 Month
LIBOR + 2.570%)(Ê) 100 72
First Citizens BancShares, Inc.
Series B
7.265% due 12/31/99 (USD 3 Month
LIBOR + 3.972%)(Ê)(ƒ) 25 25
General Electric Co.
Series D
6.623% due 12/29/49 (USD 3 Month
LIBOR + 3.330%)(Ê)(ƒ) 200 193
Hanesbrands, Inc.
4.625% due 05/15/24 (Þ) 350 340
HCA, Inc.
3.500% due 07/15/51 800 498
Huntsman International LLC
2.950% due 06/15/31 600 448
JPMorgan Chase & Co.
Series CC
7.020% due 12/31/99 (USD 3 Month
LIBOR + 2.580%)(Ê)(ƒ) 100 96
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Jubilee CLO
1.000% due 10/15/35 (3 Month
EURIBOR + 3.200%)(Ê) 150 123
Level 3 Financing, Inc.
3.625% due 01/15/29 (Þ) 400 305
Levi Strauss & Co.
3.500% due 03/01/31 (Þ) 500 400
Liberty Mutual Group, Inc.
4.300% due 02/01/61 (Þ) 150 88
Mozart Debt Merger Sub, Inc.
3.875% due 04/01/29 (Þ) 287 234
Novelis Corp.
3.875% due 08/15/31 (Þ) 326 253
OneMain Finance Corp.
3.500% due 01/15/27 263 216
3.875% due 09/15/28 22 17
Post Holdings, Inc.
4.500% due 09/15/31 (Þ) 500 414
PVH Corp.
Series WI
4.625% due 07/10/25 150 143
Seagate HDD Cayman
3.375% due 07/15/31 640 457
Sealed Air Corp.
1.573% due 10/15/26 (Þ) 27 23
4.000% due 12/01/27 (Þ) 800 712
Steel Dynamics, Inc.
1.650% due 10/15/27 100 82
Taylor Morrison Communities, Inc.
5.125% due 08/01/30 (Þ) 600 498
TerraForm Power Operating LLC
4.750% due 01/15/30 (Þ) 500 449
T-Mobile USA, Inc.
Series WI
3.300% due 02/15/51 400 257
3.400% due 10/15/52 350 226
Western Digital Corp.
2.850% due 02/01/29 314 243
3.100% due 02/01/32 229 159
10,151
International Debt - 13.4%
AerCap Ireland Capital DAC / AerCap
Global Aviation Trust
3.500% due 01/15/25 250 235
Akbank TAS
Series REGS
5.125% due 03/31/25 200 180
Altice France Holding SA
6.000% due 02/15/28 (Þ) 200 129
Ardagh Metal Packaging Finance USA
LLC / Ardagh Metal Packaging
Finance PLC
Series REGS
3.000% due 09/01/29 200 141
Ashland Services BV

Russell Investment Company
Unconstrained Total Return Fund
Schedule of Investments, continued — October 31, 2022
See accompanying notes which are an integral part of the financial statements.
364 Unconstrained Total Return Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series REGS
2.000% due 01/30/28 190 154
Avolon Holdings Funding, Ltd.
5.250% due 05/15/24 (Þ) 50 48
Ball Corp.
0.875% due 03/15/24 315 298
Banco BTG Pactual SA
2.750% due 01/11/26 (Þ) 200 175
Series REGS
2.750% due 01/11/26 200 175
Banco Mercantil del Norte SA
Series REGS
6.750% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.967%)(Ê)(ƒ) 200 184
Barclays PLC
4.375% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.410%)(Ê)(ƒ) 200 133
Berry Global, Inc.
Series REGS
7.000% due 01/15/25 550 499
Bharti Airtel, Ltd.
Series REGS
4.375% due 06/10/25 200 190
BNP Paribas SA
Series REGS
4.500% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.944%)(Ê)(ƒ) 368 257
4.625% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.340%)(Ê)(ƒ) 331 229
Canpack SA / Canpack US LLC
3.125% due 11/01/25 (Þ) 348 302
Catalent Pharma Solutions, Inc.
Series REGS
2.375% due 03/01/28 600 496
Celanese Holdings LLC
0.625% due 09/10/28 271 183
Cemex SAB de CV
Series REGS
3.875% due 07/11/31 400 305
China Ping An Insurance Overseas
Holdings, Ltd.
2.850% due 08/12/31 600 389
Coca-Cola Icecek AS
Series REGS
4.500% due 01/20/29 200 160
Country Garden Holdings Co., Ltd.
5.125% due 01/17/25 400 37
2.700% due 07/12/26 200 17
Credit Agricole SA
4.750% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.237%)(Ê)(ƒ)(Þ) 200 144
Credit Suisse Group AG
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
4.500% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.554%)(Ê)(ƒ) 550 328
Deutsche Bank AG
6.000% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.524%)(Ê)(ƒ) 200 156
DNB Bank ASA
4.875% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.140%)(Ê)(ƒ) 200 187
Dow Chemical Co. (The)
1.875% due 03/15/40 195 116
Erna Srl
Series 2019-1 Class A
2.250% due 07/25/31 (3 Month
EURIBOR + 2.250%)(Ê) 334 320
Export-Import Bank of India
Series REGS
2.250% due 01/13/31 400 293
Falabella SA
Series REGS
3.375% due 01/15/32 200 143
FMG Resources August, Ltd.
6.125% due 04/15/32 (Þ) 356 312
Ford Motor Credit Co. LLC
2.748% due 06/14/24 200 212
4.535% due 03/06/25 250 264
Fresenius Medical Care AG & Co.
KGaA
3.875% due 09/20/27 225 215
Graphic Packaging International LLC
2.625% due 02/01/29 (Þ) 300 240
Greenko Power II, Ltd.
4.300% due 12/13/28 (Þ) 196 151
GUSAP III, LP
Series REGS
4.250% due 01/21/30 200 173
HSBC Bank PLC
3.127% due 06/29/49 170 120
ING Groep NV
Series NC10
4.250% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.862%)(Ê)(ƒ) 400 248
IQVIA, Inc.
Series REGS
2.250% due 03/15/29 575 460
Itau Unibanco Holding SA
Series REGS
3.875% due 04/15/31 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.446%)(Ê) 200 172
Klabin Austria GmbH
Series REGS
3.200% due 01/12/31 600 453
Kraft Heinz Foods Co.

Russell Investment Company
Unconstrained Total Return Fund
Schedule of Investments, continued — October 31, 2022
See accompanying notes which are an integral part of the financial statements.
Unconstrained Total Return Fund 365
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
4.125% due 07/01/27 106 112
Logan Group Co., Ltd.
6.900% due 06/09/24 200 15
Macquarie Bank, Ltd.
3.052% due 03/03/36 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 1.700%)(Ê)(Þ) 400 283
MARB BondCo PLC
Series REGS
3.950% due 01/29/31 200 148
Marks & Spencer PLC
4.500% due 07/10/27 300 276
Millicom International Cellular SA
Series REGS
4.500% due 04/27/31 400 300
MPT Operating Partnership, LP / MPT
Finance Corp.
2.500% due 03/24/26 178 157
0.993% due 10/15/26 552 404
NatWest Group PLC
4.600% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.100%)(Ê)(ƒ) 400 258
Netflix, Inc.
Series REGS
3.625% due 06/15/30 800 716
Nutrien, Ltd.
2.950% due 05/13/30 350 289
Olympus Water US Holding Corp.
Series REGS
5.375% due 10/01/29 200 139
Orbia Advance Corp. SAB de CV
Series REGS
2.875% due 05/11/31 400 295
PVH Corp.
Series REGS
3.125% due 12/15/27 125 105
Shimao Group Holdings, Ltd.
4.600% due 07/13/30 (~)(Ê) 300 11
Silgan Holdings, Inc.
Series WI
2.250% due 06/01/28 500 401
Southern Co. (The)
1.875% due 09/15/81 (EUR Swap
Annual [versus 6 Month EURIBOR]
5 Year Rate + 2.108%)(Ê) 251 178
SPCM SA
3.125% due 03/15/27 (Þ) 300 264
3.375% due 03/15/30 (Þ) 414 330
Summit Digitel Infrastructure Private,
Ltd.
2.875% due 08/12/31 (Þ) 200 137
Series REGS
2.875% due 08/12/31 200 137
Suzano Austria GmbH
2.500% due 09/15/28 200 159
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series DM3N
3.125% due 01/15/32 200 148
Swiss Re Finance (Luxembourg) SA
4.250% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.864%)(Ê)(ƒ) 200 167
Telecom Italia Capital SA
6.000% due 09/30/34 100 73
Turk Telekomunikasyon AS
Series REGS
4.875% due 06/19/24 200 176
Turkiye Vakiflar Bankasi TAO
Series REGS
5.250% due 02/05/25 286 256
UPC Broadband Finco BV
4.875% due 07/15/31 (Þ) 450 378
Vale Overseas, Ltd.
3.750% due 07/08/30 100 82
VTR Comunicaciones SpA
Series REGS
4.375% due 04/15/29 200 112
Zurich Finance (Ireland) Designated
Activity Co.
3.000% due 04/19/51 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.777%)(Ê) 200 141
16,270
Loan Agreements - 0.0%
CIBT Global, Inc., Term Loan
0.000% due 06/01/24 (~)(Ê)(v) — —
Non-US Bonds - 27.8%
ABN AMRO Bank NV
4.375% due 12/31/99 (EUR Swap
Annual [versus 6 Month EURIBOR]
5 Year Rate + 4.674%)(Ê)(ƒ) EUR 200 176
AlbaCore Curo CLO
Series 2022-4X Class D
4.600% due 07/15/35 (3 Month
EURIBOR + 4.600%)(Ê) EUR 100 89
Alpha Services and Holdings SA
5.500% due 06/11/31 (EUR Swap
Annual [versus 6 Month EURIBOR]
5 Year Rate + 5.823%)(Ê) EUR 100 79
Altice Financing SA
4.250% due 08/15/29 (Þ) EUR 100 75
Series REGS
2.250% due 01/15/25 EUR 463 408
Altice France Holding SA
Series REGS
4.000% due 02/15/28 EUR 500 306
Arbour CLO X
Series 2022-10X Class D
3.500% due 06/15/34 (3 Month
EURIBOR + 3.500%)(Ê) EUR 150 121
Arcelik AS
3.000% due 05/27/26 EUR 350 288

Russell Investment Company
Unconstrained Total Return Fund
Schedule of Investments, continued — October 31, 2022
See accompanying notes which are an integral part of the financial statements.
366 Unconstrained Total Return Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Ardagh Packaging Finance PLC /
Ardagh Holdings USA, Inc.
Series REGS
4.750% due 07/15/27 GBP 430 319
Australia Government International
Bond
Series 155
2.500% due 05/21/30 AUD 900 532
Bank of Cyprus PCL
2.500% due 06/24/27 (EUR Swap
Annual [versus 6 Month EURIBOR]
1 Year Rate + 2.785%)(Ê) EUR 100 78
Bank of Ireland Group PLC
1.375% due 08/11/31 (EUR Swap
Annual [versus 6 Month EURIBOR]
5 Year Rate + 1.650%)(Ê) EUR 100 80
BAWAG Group AG
5.000% due 12/31/99 (EUR Swap
Annual [versus 6 Month EURIBOR]
5 Year Rate + 4.415%)(Ê)(ƒ) EUR 200 162
British Telecommunications PLC
1.874% due 08/18/80 (EUR Swap
Annual [versus 6 Month EURIBOR]
5 Year Rate + 2.130%)(Ê) EUR 183 153
Caisse Nationale de Reassurance
Mutuelle Agricole Groupama
6.375% due 05/29/49 (3 Month
EURIBOR + 5.770%)(Ê)(ƒ) EUR 100 100
CaixaBank SA
3.625% due 12/31/99(~)(Ê)(ƒ) EUR 400 268
Capital Four CLO
Series 2022-4X Class E
7.601% due 04/13/35 (3 Month
EURIBOR + 7.250%)(Ê) EUR 170 139
Cellnex Finance Co. SA
2.000% due 02/15/33 EUR 200 137
Chile Government International Bond
0.555% due 01/21/29 EUR 100 77
CIFC European Funding CLO II
Series 2021-5X Class D
3.150% due 11/23/34 (3 Month
EURIBOR + 3.150%)(Ê) EUR 100 81
Commerzbank AG
4.250% due 12/31/99 (EUR Swap
Annual [versus 6 Month EURIBOR]
5 Year Rate + 4.387%)(Ê)(ƒ) EUR 400 271
Cooperatieve Rabobank UA
3.250% due 12/31/99 (EUR Swap
Annual [versus 6 Month EURIBOR]
5 Year Rate + 3.702%)(Ê)(ƒ) EUR 400 325
Dewday Funding PLC
Series 2022-2X Class C
7.188% due 07/15/30 (SONIA +
5.000%)(Ê) GBP 100 111
Dowson
Series 2021-2 Class D
3.988% due 10/20/28 (SONIA +
1.800%)(Ê) GBP 109 118
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2022-1 Class D
4.888% due 01/20/29 (SONIA +
2.700%)(Ê) GBP 110 118
Dryden Leveraged Loan LLC
Series 2022-91X Class E
7.060% due 04/18/35 (3 Month
EURIBOR + 7.060%)(Ê) EUR 150 115
Dutch Property Finance BV (DPF)
Series 2022-1 Class D
2.612% due 10/28/59 (3 Month
EURIBOR + 2.400%)(Ê) EUR 100 90
Electricite de France SA
6.000% due 12/31/99 (GBP Swap
[versus SONIA] 13 Year Rate +
4.235%)(Ê)(ƒ) GBP 200 187
Enel SpA
Series 9.5Y
1.875% due 12/31/99 (EUR Swap
Annual [versus 6 Month EURIBOR]
5 Year Rate + 2.011%)(Ê)(ƒ) EUR 900 591
Energias de Portugal SA
Series NC8
1.875% due 03/14/82 (EUR Swap
Annual [versus 6 Month EURIBOR]
5 Year Rate + 2.080%)(Ê) EUR 200 135
Eurofins Scientific SE
0.875% due 05/19/31 EUR 200 142
Faurecia SE
2.375% due 06/15/27 EUR 150 121
Fidelity Grand Harbour CLO DAC
Series 2021-1X Class D
4.978% due 10/15/34 (3 Month
EURIBOR + 3.600%)(Ê) EUR 150 124
France Government International Bond
5.500% due 04/25/29 EUR 1,400 1,634
4.750% due 04/25/35 EUR 4,100 4,818
4.000% due 04/25/55 (Þ) EUR 100 117
4.000% due 04/25/60 EUR 500 592
Grifols Escrow Issuer SA
Series REGS
3.875% due 10/15/28 EUR 439 329
Grifols SA
3.875% due 10/15/28 (Þ) EUR 104 78
Harvest CLO XXI DAC
Series 2022-29X Class E
8.684% due 07/15/35 (3 Month
EURIBOR + 8.120%)(Ê) EUR 150 125
Hayfin Emerald CLO I DAC
Series 2021-8X Class D
4.878% due 01/17/35 (3 Month
EURIBOR + 3.500%)(Ê) EUR 150 121
Henley Investment Management, Ltd.
Series 2021-6X Class D
4.693% due 06/10/34 (3 Month
EURIBOR + 3.150%)(Ê) EUR 219 176
Series 2022-7X Class D
5.793% due 04/25/34 (3 Month
EURIBOR + 4.250%)(Ê) EUR 300 261

Russell Investment Company
Unconstrained Total Return Fund
Schedule of Investments, continued — October 31, 2022
See accompanying notes which are an integral part of the financial statements.
Unconstrained Total Return Fund 367
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series HNLY-4X Class E
6.793% due 04/25/34 EUR 100 73
Hops Hill No2 PLC
Series 2022-2 Class D
6.090% due 11/27/54 (SONIA +
3.900%)(Ê) GBP 100 108
Ibercaja Banco SA
2.750% due 07/23/30 (EUR Swap
Annual [versus 6 Month EURIBOR]
5 Year Rate + 2.882%)(Ê) EUR 100 81
ICG Euro CLO
Series 2022-1X Class D
4.600% due 05/15/35 (3 Month
EURIBOR + 4.600%)(Ê) EUR 200 177
IHO Verwaltungs GmbH
Series REGS
3.625% due 05/15/25 EUR 400 356
Iliad SA
1.875% due 02/11/28 EUR 300 243
Infrastrutture Wireless Italiane SpA
1.750% due 04/19/31 EUR 500 365
International Consolidated Airlines
Group SA
Series IAG
1.125% due 05/18/28 EUR 300 197
Intesa Sanpaolo SpA
4.125% due 12/31/99 (EUR Swap
Annual [versus 6 Month EURIBOR]
5 Year Rate + 4.274%)(Ê)(ƒ) EUR 450 306
Invesco Euro CLO VII DAC
Series 2022-8X Class E
8.345% due 07/25/36 (3 Month
EURIBOR + 7.950%)(Ê) EUR 170 136
Jubilee CDO VII BV
Series 2022-26X Class D
8.221% due 10/15/36 (3 Month
EURIBOR + 6.670%)(Ê) EUR 150 147
Series 2022-26X Class E
9.751% due 10/15/36 (3 Month
EURIBOR + 8.200%)(Ê) EUR 100 82
La Banque Postale SA
3.000% due 12/31/99 (EUR Swap
Annual [versus 6 Month EURIBOR]
5 Year Rate + 3.121%)(Ê)(ƒ) EUR 600 394
Lagardere SA
1.750% due 10/07/27 EUR 200 189
Land Nordrhein-Westfalen
2.150% due 03/21/19 EUR 1,700 1,251
Lanebrook Mortgage Transaction PLC
Series 2021-1 Class D
3.838% due 07/20/58 (SONIA +
1.650%)(Ê) GBP 100 100
LKQ Italia Bondco SpA
Series REGS
3.875% due 04/01/24 EUR 100 98
Logicor Financing SARL
1.500% due 07/13/26 EUR 100 80
Lorca Telecom Bondco SA
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
4.000% due 09/18/27 (Þ) EUR 100 87
Series REGS
4.000% due 09/18/27 EUR 300 260
Loxam SAS
3.250% due 01/14/25 EUR 200 182
Matterhorn Telecom SA
Series REGS
3.125% due 09/15/26 EUR 350 303
Mondi PLC
1.625% due 04/27/26 EUR 534 482
Nexi SpA
0.010% due 02/24/28 EUR 400 290
Northwoods Capital 26 Euro DAC
Series 2022-26X Class E
7.570% due 07/15/35 (3 Month
EURIBOR + 7.570%)(Ê) EUR 170 141
Novelis Sheet Ingot GmbH
Series REGS
3.375% due 04/15/29 EUR 100 81
Orsted A/S
2.500% due 02/18/31 (U.K.
Government Bonds 5 Year Note
Generic Bid Yield + 2.136%)(Ê) GBP 200 142
Palmer Square European Loan Funding
DAC
Series 2022-3X Class D
1.000% due 04/12/32 (3 Month
EURIBOR + 6.010%)(Ê) EUR 250 238
Pension Insurance Corp. PLC
3.625% due 10/21/32 GBP 200 160
Phoenix Group Holdings PLC
5.750% due 12/31/99 (U.K.
Government Bonds 5 Year Note
Generic Bid Yield + 4.169%)(Ê)(ƒ) GBP 200 173
Providus CLO
Series 2021-6X Class D
3.591% due 05/20/34 (3 Month
EURIBOR + 3.200%)(Ê) EUR 200 162
QBE Insurance Group, Ltd.
2.500% due 09/13/38 (U.K.
Government Bonds 5 Year Note
Generic Bid Yield + 2.061%)(Ê) GBP 150 128
Q-Park Holding I BV
Series REGS
2.000% due 03/01/27 EUR 290 226
Red & Black Auto Germany
Series 2022-9 Class D
6.453% due 09/15/31 (1 Month
EURIBOR + 5.600%)(Ê) EUR 100 97
Rockford Tower Europe CLO DAC
Series 2021-2X Class D
4.952% due 01/24/35 (3 Month
EURIBOR + 3.450%)(Ê) EUR 150 122
Rothesay Life PLC
Series REGS
3.375% due 07/12/26 GBP 150 150
Samhallsbyggnadsbolaget i Norden AB

Russell Investment Company
Unconstrained Total Return Fund
Schedule of Investments, continued — October 31, 2022
See accompanying notes which are an integral part of the financial statements.
368 Unconstrained Total Return Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
2.624% due 12/31/99 (EUR Swap
Annual [versus 6 Month EURIBOR]
5 Year Rate + 2.814%)(Ê)(ƒ) EUR 100 34
2.625% due 12/31/99 (EUR Swap
Annual [versus 6 Month EURIBOR]
5 Year Rate + 3.227%)(Ê)(ƒ) EUR 500 168
Sappi Papier Holding GmbH
Series REGS
3.125% due 04/15/26 EUR 100 91
SIG Combibloc Purchase Co.
2.125% due 06/18/25 (Þ) EUR 723 664
Smurfit Kappa Treasury ULC
1.000% due 09/22/33 EUR 425 283
SoftBank Group Corp.
3.125% due 09/19/25 EUR 250 217
Solvay SA
2.500% due 12/31/99 (EUR Swap
Annual [versus 6 Month EURIBOR]
5 Year Rate + 2.977%)(Ê)(ƒ) EUR 100 83
SSE PLC
4.000% due 12/31/99 (EUR Swap
Annual [versus 6 Month EURIBOR]
5 Year Rate + 2.696%)(Ê)(ƒ) EUR 150 131
TDC Holding A/S
Series EMTN
5.056% due 05/31/28 EUR 150 138
Telefonica Europe BV
2.376% due 12/31/99 (EUR Swap
Annual [versus 6 Month EURIBOR]
8 Year Rate + 2.616%)(Ê)(ƒ) EUR 700 513
Telenet Finance Luxembourg Notes
SARL
Series REGS
3.500% due 03/01/28 EUR 100 85
Telia Co. AB
2.750% due 06/30/83 (EUR Swap
Annual [versus 6 Month EURIBOR]
5 Year Rate + 1.946%)(Ê) EUR 200 169
TenneT Holding BV
2.374% due 12/31/99 (EUR Swap
Annual [versus 6 Month EURIBOR]
5 Year Rate + 2.719%)(Ê)(ƒ) EUR 200 178
Terna Rete Elettrica Nazionale SpA
2.375% due 12/31/99(~)(Ê)(ƒ) EUR 100 78
Tesco Personal Finance Group PLC
3.500% due 07/25/25 GBP 150 159
Together Asset Backed Securitisation
PLC
Series 2021-1ST1 Class C
3.439% due 07/12/63 (SONIA +
1.250%)(Ê) GBP 100 107
Trinitas Euro CLO III DAC
Series 2022-3X Class D
1.000% due 01/25/37 (3 Month
EURIBOR + 6.300%)(Ê) EUR 180 163
Series 2022-3X Class E
1.000% due 01/25/37 (3 Month
EURIBOR + 7.910%)(Ê) EUR 100 83
Trivium Packaging Finance BV
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series REGS
3.750% due 08/15/26 EUR 100 89
Twin Bridges Mortgage Trust
Series 2021-2 Class D
3.692% due 09/12/55 (SONIA +
1.500%)(Ê) GBP 100 101
UniCredit SpA
3.875% due 12/31/99 (EURIBOR
ICE Swap Rate + 4.081%)(Ê)(ƒ) EUR 400 280
Unipol Gruppo Finanziario SpA
3.000% due 03/18/25 EUR 100 96
UnipolSai Assicurazioni SpA
6.375% due 12/31/99 (EUR Swap
Annual [versus 6 Month EURIBOR]
5 Year Rate + 6.744%)(Ê)(ƒ) EUR 200 160
United Kingdom Gilt
3.000% due 01/31/24 GBP 350 386
0.500% due 01/31/29 GBP 1,400 1,322
0.875% due 07/31/33 GBP 2,400 2,073
4.250% due 09/07/39 GBP 900 1,076
1.500% due 07/31/53 GBP 200 140
Veolia Environnement SA
2.500% due 12/31/99 (EUR Swap
Annual [versus 6 Month EURIBOR]
5 Year Rate + 2.840%)(Ê)(ƒ) EUR 700 534
Verallia SA
1.875% due 11/10/31 EUR 400 290
Vmed O2 UK Financing I PLC
Series REGS
4.500% due 07/15/31 GBP 398 354
Volvo Car AB
2.125% due 04/02/24 EUR 500 479
2.000% due 01/24/25 EUR 200 187
VZ Secured Financing BV
Series REGS
3.500% due 01/15/32 EUR 600 457
VZ Vendor Financing II BV
Series REGS
2.875% due 01/15/29 EUR 350 255
33,797
United States Government Treasuries - 12.0%
United States Treasury Notes
0.750% due 12/31/23 4,000 3,823
0.875% due 01/31/24 2,100 2,004
0.250% due 03/15/24 1,443 1,359
0.250% due 08/31/25 2,047 1,821
0.500% due 02/28/26 300 264
1.125% due 02/15/31 6,700 5,357
14,628
Total Long-Term Investments
(cost $94,021) 74,846
Options Purchased - 1.2%
(Number of Contracts)
Swaptions

Russell Investment Company
Unconstrained Total Return Fund
Schedule of Investments, continued — October 31, 2022
See accompanying notes which are an integral part of the financial statements.
Unconstrained Total Return Fund 369
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
(Counterparty, Fund Receives/Fund
Pays, Notional, Termination Date)
(Morgan Stanley, USD 3.338%/SOFR,
USD 5,000, 11/23/52)
Morgan Stanley Nov 2022 0.00
Call (1)
5,000
(ÿ) 80
(Morgan Stanley, USD 2.708%/SOFR,
USD 3,000, 07/06/33)
Morgan Stanley Jul 2023 0.00
Call (1)
3,000
(ÿ) 25
(Goldman Sachs, iTraxx Europe/EUR
8.000%, EUR 19,200, 12/20/27)
Goldman Sachs Jan 2023 0.00
Put (1)
EUR 19,200
(ÿ) 131
(JP Morgan, CDX NA High Yield
Index/USD 9.250%, USD 6,900,
12/20/27)
JPMorgan Chase Jan 2023 0.00
Put (1)
6,900
(ÿ) 51
(Morgan Stanley, SOFR/USD 3.338%,
USD 5,000, 11/23/52)
Morgan Stanley Nov 2022 0.00
Put (1)
5,000
(ÿ) 153
(Morgan Stanley, SOFR/USD 2.708%,
USD 3,000, 07/06/33)
Morgan Stanley Jul 2023 0.00
Put (1)
3,000
(ÿ) 270
(Morgan Stanley, SOFR/USD 3.338%,
USD 5,000, 11/23/52)
Morgan Stanley Sep 2024 82.66
Put (1) 5,000 (ÿ) 316
Three Month Euribor
Futures
Macquarie Group Dec 2022 99.88
Call (50) EUR 29 (ÿ) —
Macquarie Group Jan 2023 97.38
Call (120) EUR 42 (ÿ) 36
Macquarie Group Jan 2023 97.50
Call (120) EUR 31 (ÿ) 24
Macquarie Group Nov 2022
98.60 Put (41) EUR 19 (ÿ) 91
Macquarie Group Dec 2022 99.88
Put (50) EUR 24 (ÿ) 265
Macquarie Group Jan 2023 96.88
Put (120) EUR 24 (ÿ) 21
Macquarie Group Jan 2023 97.00
Put (120) EUR 35 (ÿ) 31
Total Options Purchased
(cost $1,179) 1,494
Short-Term Investments - 28.2%
Barry Callebaut Services NV
5.500% due 06/15/23 (Þ) 200 198
Range Resources Corp.
5.000% due 03/15/23 73 73
Sberbank of Russia Via SB Capital SA
Series REGS
5.125% due 10/29/22 (~)(Ê)(Š) 200 —
Sprint Corp.
Series WI
7.875% due 09/15/23 75 76
U.S. Cash Management Fund(@) 33,868,569
(∞)
33,855
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Total Short-Term Investments
(cost $34,412) 34,202
Total Investments - 91.0%
(identified cost $129,612) 110,542
Other Assets and Liabilities,
Net - 9.0%
10,944
Net Assets - 100.0%
121,486

Russell Investment Company
Unconstrained Total Return Fund
Schedule of Investments, continued — October 31, 2022
See accompanying notes which are an integral part of the financial statements.
370 Unconstrained Total Return Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
7.6%
Alcoa Nederland Holding BV 07/13/21 200,000 103.64 207
169
Altice Financing SA 08/03/21 EUR 100,000 118.64 119
75
Altice France Holding SA 04/08/22 200,000 85.19 170
129
Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc. 05/28/20 200,000 102.47 205
189
Ashland LLC 11/22/21 266,000 88.74 236
208
Avolon Holdings Funding, Ltd. 11/18/19 50,000 103.26 52
48
Banco BTG Pactual SA 01/06/21 200,000 99.62 199
175
Barry Callebaut Services NV 04/24/20 200,000 101.45 203
198
Canpack SA / Canpack US LLC 10/15/20 348,000 100.00 348
302
CCO Holdings LLC / CCO Holdings Capital Corp. 02/02/22 750,000 94.52 709
551
Clearway Energy Operating LLC 07/15/21 214,000 96.13 206
179
Credit Agricole SA 01/04/22 200,000 100.00 200
144
FMG Resources August, Ltd. 04/06/22 356,000 97.87 348
312
France Government International Bond 07/28/22 EUR 100,000 142.81 143
117
Graphic Packaging International LLC 11/09/21 EUR 300,000 115.08 345
240
Greenko Power II, Ltd. 12/07/21 195,500 100.00 196
151
Grifols SA 09/28/21 EUR 104,000 116.87 122
78
Hanesbrands, Inc. 04/24/20 350,000 100.59 352
340
Level 3 Financing, Inc. 10/13/21 400,000 95.65 383
305
Levi Strauss & Co. 09/22/21 500,000 102.65 513
400
Liberty Mutual Group, Inc. 03/25/22 150,000 78.84 118
88
Lorca Telecom Bondco SA 10/05/21 EUR 100,000 115.97 116
87
Macquarie Bank, Ltd. 07/15/21 400,000 99.69 399
283
Mozart Debt Merger Sub, Inc. 09/30/21 287,000 99.56 286
234
Novelis Corp. 07/26/21 326,000 100.00 326
253
Post Holdings, Inc. 07/15/21 500,000 99.68 498
414
Sealed Air Corp. 09/15/21 27,000 100.00 27
23
Sealed Air Corp. 03/28/22 800,000 98.05 784
712
SIG Combibloc Purchase Co. 06/11/20 EUR 723,000 113.00 817
664
SPCM SA 09/09/21 414,000 100.10 414
330
SPCM SA 04/04/22 300,000 92.94 279
264
Summit Digitel Infrastructure Private, Ltd. 08/13/21 200,000 98.06 196
137
Taylor Morrison Communities, Inc. 06/07/22 600,000 94.26 566
498
TerraForm Power Operating LLC 02/10/22 500,000 99.59 498
449
UPC Broadband Finco BV 01/06/22 450,000 101.46 457 378
9,124
For a description of restricted securities see note 8 in the Notes to Financial Statements.
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
ASX 90 Day Bank Accepted Bill Futures 15 AUD 14,876 12/22
(1)
ASX 90 Day Bank Accepted Bill Futures 41 AUD 40,580 06/23
16
ASX 90 Day Bank Accepted Bill Futures 63 AUD 62,348 09/23
40
ASX 90 Day Bank Accepted Bill Futures 112 AUD 110,903 09/24
69
Australia 10 Year Government Bond Futures 160 AUD 18,957 12/22
—
Canadian 10 Year Government Bond Futures 45 CAD 5,536 12/22
(53)
Canadian 5 Year Government Bond Futures 186 CAD 20,808 12/22
(176)
Canadian Bankers Acceptance Futures 32 CAD 7,623 12/22
(132)
Canadian Bankers Acceptance Futures 18 CAD 4,299 09/23
(3)
Canadian Bankers Acceptance Futures 116 CAD 27,849 06/24
52
Eurodollar Futures 120 USD 28,633 03/24
(781)
Eurodollar Futures 54 USD 12,913 06/24
(5)

Russell Investment Company
Unconstrained Total Return Fund
Schedule of Investments, continued — October 31, 2022
See accompanying notes which are an integral part of the financial statements.
Unconstrained Total Return Fund 371
Futures Contracts
Amounts in thousands (except contract amounts )
Eurodollar Futures 3 USD 718 09/24
(13)
Eurodollar Futures 123 USD 29,543 09/26
(153)
Euro-Schatz Futures 45 EUR 4,812 12/22
(57)
Japan 10 Year Government International Bond Futures 1 JPY 148,770 12/22
3
Three Month Euribor Futures 27 EUR 6,597 12/22
(88)
Three Month Euribor Futures 35 EUR 8,507 03/23
(126)
Three Month Euribor Futures 34 EUR 8,245 06/23
(47)
Three Month Euribor Futures 4 EUR 971 09/24
1
Three Month Euribor Futures 15 EUR 3,643 03/25
5
Three Month Euribor Futures 121 USD 29,045 03/27
15
Three Month SOFR Futures 97 USD 23,132 03/23
(229)
Three Month SOFR Futures 129 USD 30,721 12/23
(416)
Three Month SOFR Futures 41 USD 9,845 12/24
(114)
Three Month SOFR Futures 55 USD 13,244 09/25
(138)
Three Month SOFR Futures 82 USD 19,755 03/26
(254)
Three Month SOFR Futures 4 USD 964 09/26
(1)
Three Month SONIA Index Futures 19 GBP 4,521 09/23
(72)
Three Month SONIA Index Futures 9 GBP 2,152 06/25
(66)
Three Month SONIA Index Futures 20 GBP 4,786 09/25
30
Three Month SONIA Index Futures 31 GBP 7,428 03/26
(234)
United States 2 Year Treasury Note Futures 19 USD 3,883 12/22
(82)
United States 5 Year Treasury Note Futures 37 USD 3,944 12/22
(176)
United States 10 Year Treasury Note Futures 76 USD 8,405 12/22
(491)
United States 10 Year Ultra Treasury Note Futures 8 USD 928 12/22
8
United States Treasury Long Bond Futures 5 USD 602 12/22
9
United States Treasury Ultra Bond Futures 5 USD 638 12/22 (103)
Short Positions
ASX 90 Day Bank Accepted Bill Futures 140 AUD 138,653 03/23
(13)
ASX 90 Day Bank Accepted Bill Futures 11 AUD 10,886 12/23
(4)
ASX 90 Day Bank Accepted Bill Futures 127 AUD 125,711 03/24
(79)
Australia 3 Year Government Bond Futures 98 AUD 10,538 12/22
(22)
Australia 20 Year Government Bond Futures 18 AUD 1,154 12/22
15
Canadian 10 Year Government Bond Futures 109 CAD 13,410 12/22
165
Canadian Bankers Acceptance Futures 38 CAD 9,052 03/23
(1)
Canadian Bankers Acceptance Futures 45 CAD 10,731 06/23
(17)
Canadian Bankers Acceptance Futures 15 CAD 3,589 12/23
(6)
Canadian Bankers Acceptance Futures 41 CAD 9,828 03/24
(32)
Euro-Bund Futures 47 EUR 6,507 12/22
303
Euro-Buxl Futures 14 EUR 2,019 12/22
220
Eurodollar Futures 40 USD 9,591 12/24
115
Eurodollar Futures 26 USD 6,240 03/25
79
Eurodollar Futures 54 USD 12,974 12/25
11
Eurodollar Futures 232 USD 55,732 06/26
451
Euro-OAT Futures 48 EUR 6,378 12/22
(36)
Japan 10 Year Government International Bond Futures 1 JPY 148,770 12/22
(6)
Long Gilt Futures 52 GBP 5,311 12/22
(22)
Three Month Euribor Futures 17 EUR 4,120 09/23
24
Three Month Euribor Futures 23 EUR 5,578 03/24
(7)
Three Month Euribor Futures 9 EUR 2,184 06/24
48
Three Month Euribor Futures 5 EUR 1,214 06/25
(3)
Three Month Euribor Futures 4 EUR 971 12/25
15
Three Month SOFR Futures 31 USD 7,367 06/23
100
Three Month SOFR Futures 93 USD 22,401 12/25
237
Three Month SONIA Index Futures 25 GBP 6,087 12/22
5
Three Month SONIA Index Futures 9 GBP 2,163 03/23
(23)

Russell Investment Company
Unconstrained Total Return Fund
Schedule of Investments, continued — October 31, 2022
See accompanying notes which are an integral part of the financial statements.
372 Unconstrained Total Return Fund
Futures Contracts
Amounts in thousands (except contract amounts )
Three Month SONIA Index Futures 41 GBP 9,748 12/23
(88)
Three Month SONIA Index Futures 30 GBP 7,136 03/24
204
Three Month SONIA Index Futures 13 GBP 3,095 06/24
(33)
Three Month SONIA Index Futures 17 GBP 4,053 09/24
87
Three Month SONIA Index Futures 2 GBP 478 03/25
15
Three Month SONIA Index Futures 6 GBP 1,437 12/25
44
United States 2 Year Treasury Note Futures 282 USD 57,636 12/22
1,222
United States 5 Year Treasury Note Futures 64 USD 6,822 12/22
298
United States 10 Year Treasury Note Futures 151 USD 16,700 12/22
1,021
United States Treasury Ultra Bond Futures 6 USD 766 12/22 132
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å) 656
Options Written
Amounts in thousands (except contract amounts)
Description Counterparty Call/Put
Number of
Contracts
Strike
Price
Notional
Amount
Expiration
Date
Fair Value
$
Swaption
(Counterparty, Fund Receives/Fund
Pays, Notional, Termination Date)
Goldman Sachs, EUR 9.000%/iTraxx
Europe, EUR 19,200, 12/20/27 Goldman Sachs Put 1 0.00 EUR 19,200 01/18/23 (76)
Total Liability for Options Written (premiums received $110) (76)
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Australia and New Zealand Banking Group EUR 2,700 USD 2,669 11/30/22 (5)
Australia and New Zealand Banking Group GBP 1,900 USD 2,159 11/30/22 (21)
Australia and New Zealand Banking Group GBP 2,100 USD 2,355 11/30/22 (55)
Barclays AUD 29,100 USD 18,395 11/30/22 (233)
BNP Paribas USD 493 GBP 426 11/30/22 (4)
JPMorgan Chase USD 18,049 AUD 25,000 03/17/23 (1,982)
JPMorgan Chase EUR 6,600 USD 6,656 11/30/22 121
JPMorgan Chase GBP 350 USD 398 12/21/22 (5)
JPMorgan Chase JPY 10,000 USD 67 11/30/22 —
Northern Trust USD 196 EUR 200 12/21/22 2
Northern Trust USD 228 GBP 200 12/21/22 2
Northern Trust EUR 200 USD 200 12/21/22 2
Royal Bank of Canada USD 256 GBP 225 12/21/22 2
State Street USD 187 EUR 191 12/21/22 2
State Street USD 195 EUR 200 12/21/22 4
State Street USD 197 EUR 200 12/21/22 2
State Street USD 393 EUR 400 12/21/22 4
State Street USD 3,219 EUR 3,300 12/21/22 55
State Street USD 108 GBP 100 12/21/22 7
State Street USD 387 GBP 350 12/21/22 15
State Street EUR 200 USD 199 12/21/22 1
State Street EUR 300 USD 301 12/21/22 4
State Street EUR 13,350 USD 13,478 12/21/22 232
State Street EUR 13,350 USD 13,478 12/21/22 231
State Street GBP 4,100 USD 4,697 12/21/22 (13)
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts (1,632)

Russell Investment Company
Unconstrained Total Return Fund
Schedule of Investments, continued — October 31, 2022
See accompanying notes which are an integral part of the financial statements.
Unconstrained Total Return Fund 373
Currency Swap Contracts
Amounts in thousands
Counterparty Fund Receives Fund Pays
Termination
Date
Premiums
Paid
(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair Value
$
Barclays
JPY 104,000 plus [JPY 3 Month
TONAR - 0.450%]
(2)
USD 726 plus [USD 3 Month
SOFR]
(2)
03/17/23
— (29) (29)
Barclays
JPY 104,000 plus [JPY 3 Month
TONAR - 0.450%]
(2)
USD 728 plus [USD 3 Month
SOFR]
(2)
03/14/23
— (31) (31)
Barclays
JPY 26,000 plus [JPY 3 Month
TONAR - 0.450%]
(2)
USD 182 plus [USD 3 Month
SOFR]
(2)
03/14/32
— (5) (5)
Barclays
JPY 26,000 plus [JPY 3 Month
TONAR - 0.650%]
(2)
USD 181 plus [USD 3 Month
SOFR]
(2)
03/17/32
— (4) (4)
Barclays
JPY 38,400 plus [JPY 3 Month
TONAR - 0.590%]
(2)
USD 258 plus [USD 3 Month
SOFR]
(2)
01/27/32
1 6 7
Barclays
JPY 728,900 plus [JPY 3 Month
TONAR - 0.319%]
(2)
USD 4,895 plus [USD 3 Month
SOFR]
(2)
01/27/23
257 (248) 9
Barclays
USD 907 plus [USD 3 Month
SOFR]
(2)
JPY 130,000 plus [JPY 3 Month
TONAR- 0.610%]
(2)
03/17/27
— 28 28
Barclays
USD 911 plus [USD 3 Month
SOFR]
(2)
JPY 130,000 plus [JPY 3 Month
TONAR- 0.610%]
(2)
03/14/27
— 31 31
BNP Paribas
JPY 1,349,100 plus [JPY 3 Month
TONAR - 0.336%]
(2)
USD 10,111 plus [USD 3 Month
SOFR]
(2)
02/02/23
— (1,105) (1,105)
BNP Paribas
JPY 33,000 plus [JPY 3 Month
TONAR - 0.626%]
(2)
USD 252 plus [USD 3 Month
SOFR]
(2)
02/04/32
— (27) (27)
BNP Paribas
JPY 674,600 plus [JPY 3 Month
TONAR - 0.341%]
(2)
USD 5,157 plus [USD 3 Month
SOFR]
(2)
02/04/23
— (653) (653)
BNP Paribas
JPY 71,000 plus [JPY 3 Month
TONAR - 0.616%]
(2)
USD 532 plus [USD 3 Month
SOFR]
(2)
02/02/32
— (70) (70)
BNP Paribas
USD 5,409 plus [USD 3 Month
SOFR]
(2)
JPY 707,600 plus [JPY 3 Month
TONAR- 0.546%]
(2)
02/04/27
— 620 620
JPMorgan Chase
AUD 22,400 plus [AUD 3 Month
BBSW + 0.330%]
(2)
USD 14,059 plus [USD 3 Month
LIBOR]
(2)
10/25/31
128 137 265
JPMorgan Chase
AUD 33,000 plus [AUD 3 Month
BBSW + 0.295%]
(2)
USD 21,463 plus [USD 3 Month
LIBOR]
(2)
10/06/31
— (405) (405)
JPMorgan Chase
JPY 33,000 plus [JPY 3 Month
TONAR - 0.626%]
(2)
USD 252 plus [USD 3 Month
SOFR]
(2)
02/04/32
— (33) (33)
JPMorgan Chase
JPY 674,600 plus [JPY 3 Month
TONAR - 0.341%]
(2)
USD 5,157 plus [USD 3 Month
SOFR]
(2)
02/04/23
— (771) (771)
JPMorgan Chase
USD 10,643 plus [USD 3 Month
SOFR]
(2)
JPY 1,420,100 plus [JPY 3 Month
TONAR- 0.536%]
(2)
02/02/27
— 1,049 1,049
JPMorgan Chase
USD 14,059 plus [USD 3 Month
LIBOR]
(2)
AUD 22,400 plus [AUD 3 Month
BBSW+ 0.205%]
(2)
10/25/26
(256) 22 (234)
JPMorgan Chase
USD 21,463 plus [USD 3 Month
LIBOR]
(2)
AUD 33,000 plus [AUD 3 Month
BBSW + 0.193%]
(2)
10/06/26
— 403 403
JPMorgan Chase
USD 5,153 plus [USD 3 Month
SOFR]
(2)
JPY 767,300 plus [JPY 3 Month
TONAR- 0.511%]
(2)
01/27/27
(54) (24) (78)
JPMorgan Chase
USD 5,409 plus [USD 3 Month
SOFR]
(2)
JPY 707,600 plus [JPY 3 Month
TONAR- 0.546%]
(2)
02/04/27
— 753 753
Total Open Currency Swap Contracts (å)
76 (356) (280)
Interest Rate Swap Contracts
Amounts in thousands
Counterparty Notional Amount Fund Receives Fund Pays
Termination
Date
Premiums
Paid
(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair Value
$
Bank of America CAD 9,000
3 Month Canadian
Dealer Offered Rate
(3)
1.723%
(3)
01/18/23
— 75 75
Bank of America CAD 9,700
3 Month Canadian
Dealer Offered Rate
(3)
1.785%
(3)
06/16/23
— 102 102
Bank of America EUR 18,000 6 Month EURIBOR
(3)
0.014%
(3)
07/05/23
— 213 213
Bank of America CAD 18,000 2.259%
(3)
3 Month Canadian
Dealer Offered Rate
(3)
01/17/24
— (303) (303)
Bank of America JPY 756,000 0.228%
(4)
12 Month TONAR
(4)
10/25/24
— 2 2

Russell Investment Company
Unconstrained Total Return Fund
Schedule of Investments, continued — October 31, 2022
See accompanying notes which are an integral part of the financial statements.
374 Unconstrained Total Return Fund
Interest Rate Swap Contracts
Amounts in thousands
Counterparty Notional Amount Fund Receives Fund Pays
Termination
Date
Premiums
Paid
(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair Value
$
Bank of America CAD 12,000 2.103%
(3)
3 Month Canadian
Dealer Offered Rate
(3)
12/18/24
— (159) (159)
Bank of America GBP 29,000 0.960%
(4)
12 Month SONIA
(4)
08/07/25
— (2,230) (2,230)
Bank of America GBP 36,000 12 Month SONIA
(4)
2.394%
(4)
09/18/25
— 722 722
Bank of America USD 4,000 12 Month SOFR
(4)
3.716%
(4)
09/30/25
— 3 3
Bank of America GBP 4,000 12 Month SONIA
(4)
3.760%
(4)
12/18/25
— 21 21
Bank of America CAD 28,200
3 Month Canadian
Dealer Offered Rate
(3)
2.306%
(3)
01/17/26
— 211 211
Bank of America CAD 10,000
3 Month Canadian
Dealer Offered Rate
(3)
1.828%
(3)
12/16/26
— 200 200
Bank of America AUD 19,000 6 Month BBSW
(3)
2.390%
(3)
01/13/27
— 397 397
Bank of America GBP 6,000 12 Month SONIA
(4)
1.044%
(4)
02/18/27
— 882 882
Bank of America AUD 75,000 6 Month BBSW
(3)
2.600%
(3)
03/04/27
627 133 760
Bank of America CAD 19,000
3 Month Canadian
Dealer Offered Rate
(3)
3.092%
(3)
04/21/27
— 53 53
Bank of America USD 15,000 2.622%
(4)
12 Month SOFR
(4)
04/22/27
— (256) (256)
Bank of America EUR 22,000 2.301%
(4)
6 Month EURIBOR
(3)
07/06/27
— (133) (133)
Bank of America USD 6,000 12 Month SOFR
(4)
3.355%
(4)
09/29/27
38 (18) 20
Bank of America USD 6,000 3.355%
(4)
12 Month SOFR
(4)
09/29/27
— (20) (20)
Bank of America GBP 7,000 3.252%
(4)
12 Month SONIA
(4)
12/17/27
— (80) (80)
Bank of America CAD 7,000 1.845%
(3)
3 Month Canadian
Dealer Offered Rate
(3)
12/16/28
— (137) (137)
Bank of America CAD 20,000 3.260%
(3)
3 Month Canadian
Dealer Offered Rate
(3)
04/20/29
— (62) (62)
Bank of America USD 15,700 12 Month SOFR
(4)
2.588%
(4)
04/22/29
— 239 239
Bank of America USD 15,700 2.588%
(4)
12 Month SOFR
(4)
04/22/29
(292) 53 (239)
Bank of America EUR 7,000 6 Month EURIBOR
(3)
2.502%
(4)
09/21/29
— 63 63
Bank of America USD 7,000 3.157%
(4)
12 Month SOFR
(4)
09/28/29
(66) 22 (44)
Bank of America USD 7,000 12 Month SOFR
(4)
3.157%
(4)
09/28/29
— 44 44
Bank of America GBP 9,000 12 Month SONIA
(4)
2.944%
(4)
12/15/29
— 62 62
Bank of America USD 16,100 12 Month SOFR
(4)
3.760%
(4)
12/15/29
— (51) (51)
Bank of America CAD 1,000 2.568%
(3)
3 Month Canadian
Dealer Offered Rate
(3)
01/17/32
— (22) (22)
Bank of America AUD 56,000
3 Month BBSW +
4.900%
(2)
6 Month BBSW
(2)
04/06/32
— (19) (19)
Bank of America EUR 30,000
6 Month EURIBOR +
1.295%
(3)
3 Month EURIBOR
(3)
05/02/32
— (54) (54)
Bank of America EUR 2,000 6 Month EURIBOR
(2)
3 Month EURIBOR
(2)
07/05/32
— (3) (3)
Bank of America EUR 5,000 6 Month EURIBOR
(3)
2.810%
(4)
07/05/32
— 45 45
Bank of America EUR 7,000 6 Month EURIBOR
(2)
3 Month EURIBOR
(2)
07/11/32
— (11) (11)
Bank of America GBP 3,000 3.012%
(4)
12 Month SONIA
(4)
12/19/32
— (13) (13)
Bank of America AUD 31,000 6 Month BBSW
(3)
4.392%
(3)
03/22/33
— 135 135
Bank of America USD 17,300 2.703%
(4)
12 Month SOFR
(4)
06/18/33
— (242) (242)
Bank of America AUD 26,000 6 Month BBSW
(3)
4.424%
(3)
01/30/34
— 111 111
Bank of America EUR 21,000 2.853%
(4)
6 Month EURIBOR
(3)
09/15/34
— (135) (135)
Bank of America EUR 6,000 2.677%
(4)
6 Month EURIBOR
(3)
09/21/34
— (128) (128)
Bank of America USD 1,000 3.145%
(4)
12 Month SOFR
(4)
09/28/34
— (19) (19)
Bank of America USD 1,000 1.875%
(4)
12 Month SOFR
(4)
01/26/37
— (60) (60)

Russell Investment Company
Unconstrained Total Return Fund
Schedule of Investments, continued — October 31, 2022
See accompanying notes which are an integral part of the financial statements.
Unconstrained Total Return Fund 375
Interest Rate Swap Contracts
Amounts in thousands
Counterparty Notional Amount Fund Receives Fund Pays
Termination
Date
Premiums
Paid
(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair Value
$
Bank of America EUR 9,000 1.410%
(4)
6 Month EURIBOR
(3)
03/15/37
— (566) (566)
Bank of America EUR 15,000 6 Month EURIBOR
(3)
2.650%
(4)
09/20/37
— 124 124
Bank of America EUR 1,000 6 Month EURIBOR
(3)
0.828%
(4)
03/16/42
— 44 44
Bank of America EUR 5,000 6 Month EURIBOR
(3)
1.796%
(4)
09/21/42
— 58 58
Bank of America USD 1,000 1.595%
(4)
Federal Fund
Effective Rate - 1
Year
(4)
02/24/52
— (41) (41)
Bank of America USD 800 1.580%
(4)
12 Month SOFR
(4)
03/07/52
— (33) (33)
Bank of America USD 1,600 1.554%
(4)
12 Month SOFR
(4)
03/07/52
— (68) (68)
Bank of America EUR 1,000 6 Month EURIBOR
(3)
1.554%
(4)
06/17/52
— 11 11
Bank of America USD 1,000 12 Month SOFR
(4)
3.000%
(4)
11/07/52
— 79 79
Bank of America USD 1,200
Federal Fund
Effective Rate - 1
Year
(4)
1.120%
(4)
02/24/62
— 32 32
Bank of America USD 1,000 12 Month SOFR
(4)
1.105%
(4)
03/07/62
— 27 27
Bank of America USD 2,000 12 Month SOFR
(4)
1.079%
(4)
03/07/62
— 55 55
Bank of America EUR 1,000 0.994%
(4)
6 Month EURIBOR
(3)
09/23/62
— 1 1
Bank of America EUR 2,000 6 Month EURIBOR
(3)
0.002%
(4)
03/14/72 — 152 152
Total Open Interest Rate Swap Contracts (å) 307 (492) (185)
Credit Default Swap Contracts
Amounts in thousands
Corporate Issues - Purchase Protection
Reference Entity Counterparty
Implied
Credit
Spread
Notional
Amount
Fund
(Pays)/
Receives
Fixed Rate
Termination
Date
Premiums
Paid/
(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair Value
$
Rexel USA Morgan Stanley 2.987% EUR 170 (5.000%)
(2)
12/20/27
(9) (7) (16)
Stellantis NV Morgan Stanley 2.272% EUR 550 (5.000%)
(2)
12/20/27
71 (1) 70
Total Open Corporate Issues - Purchase Protection Contracts 62 (8) 54
Credit Indices - Purchase Protection
Reference Entity Counterparty
Notional
Amount
Fund
(Pays)/
Receives
Fixed Rate
Termination
Date
Premiums
Paid/(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair Value
$
CDX NA High Yield Index Morgan Stanley USD 1,833 (5.000%)
(2)
12/20/27
71 (68) 3
iTraxx Europe Crossover Index
Series 38 Morgan Stanley EUR 3,350 (5.000%)
(2)
12/20/27
78 (51) 27
Total Open Credit Indices - Purchase Protection Contracts 149 (119) 30

Russell Investment Company
Unconstrained Total Return Fund
Schedule of Investments, continued — October 31, 2022
See accompanying notes which are an integral part of the financial statements.
376 Unconstrained Total Return Fund
Credit Default Swap Contracts
Amounts in thousands
Corporate Issues - Sell Protection
Reference Entity Counterparty
Implied
Credit
Spread
Notional
Amount
Fund
(Pays)/
Receives
Fixed Rate
Termination
Date
Premiums
Paid/(Received)
$
Unrealized
Appreciation
(Depreciation) $
Fair
Value
$
Aegon NV JPMorgan Chase 1.845% EUR 350 1.000%
(2)
12/20/27
(18) 5 (13)
AES Corp. Morgan Stanley 1.636% USD 100 5.000%
(2)
12/20/27
15 1 16
AK Steel Corp. JPMorgan Chase 1.404% USD 175 5.000%
(2)
06/20/25
2 14 16
Anglo American PLC Morgan Stanley 2.151% EUR 700 5.000%
(2)
12/20/27
96 (2) 94
Arcelor Mittal Morgan Stanley 2.905% EUR 200 5.000%
(2)
12/20/27
17 3 20
AT&T, Inc. Morgan Stanley 1.144% USD 1,100 1.000%
(2)
12/20/25
2 (5) (3)
Banco Santander SA Goldman Sachs 2.268% EUR 150 1.000%
(2)
12/20/27
(9) 1 (8)
Barclays PLC JPMorgan Chase 2.434% EUR 400 1.000%
(2)
12/20/27
(23) (2) (25)
Bath & Body Works, Inc. Morgan Stanley 4.742% USD 550 1.000%
(2)
12/20/27
(85) 4 (81)
Calpine Corp. Morgan Stanley 4.057% USD 550 5.000%
(2)
12/20/27
5 19 24
Cellnex Telecom, SA Goldman Sachs 3.408% EUR 400 5.000%
(2)
12/20/27
42 (10) 32
Cleveland-Cliffs, Inc. Morgan Stanley 4.644% USD 425 5.000%
(2)
12/20/27
19 (10) 9
CNH Industrial NV Morgan Stanley 1.609% EUR 300 5.000%
(2)
12/20/27
47 1 48
Credit Suisse Group AG JPMorgan Chase 3.349% EUR 250 1.000%
(2)
12/20/27
(22) (3) (25)
Crown European Holdings JPMorgan Chase 2.235% EUR 600 5.000%
(2)
12/20/27
84 (6) 78
CSC Holdings, LLC Morgan Stanley 6.953% USD 600 5.000%
(2)
12/20/27
(41) (9) (50)
Dell, Inc. Morgan Stanley 1.836% USD 650 1.000%
(2)
12/20/27
(44) 16 (28)
Elis Morgan Stanley 3.272% EUR 300 5.000%
(2)
12/20/27
27 5 32
Ford Motor Co. Morgan Stanley 3.624% USD 100 5.000%
(2)
12/20/27
3 3 6
General Motors Co. Morgan Stanley 2.133% USD 500 5.000%
(2)
12/20/27
65 — 65
Iron Mountain Inc. Morgan Stanley 2.398% USD 645 5.000%
(2)
12/20/27
81 (11) 70
J Sainsbury PLC Morgan Stanley 1.748% EUR 400 1.000%
(2)
12/20/27
(8) (12) (20)
KB Home Morgan Stanley 4.205% USD 600 5.000%
(2)
12/20/27
20 11 31
Koninklijke KPN NV Morgan Stanley 0.830% EUR 750 1.000%
(2)
12/20/27
1 7 8
Kraft Heinz Foods Co. Morgan Stanley 0.811% USD 685 1.000%
(2)
12/20/27
4 3 7
Lennar Corp. Morgan Stanley 1.876% USD 575 5.000%
(2)
12/20/27
79 3 82
Lumen Technologies, Inc. Morgan Stanley 6.763% USD 340 1.000%
(2)
12/20/27
(67) (6) (73)
Marks & Spencer PLC Morgan Stanley 4.364% EUR 200 1.000%
(2)
12/20/27
(31) 3 (28)
Navient Corp. Morgan Stanley 5.322% USD 706 5.000%
(2)
12/20/27
(55) 24 (31)
Nordstrom, Inc. Morgan Stanley 5.509% USD 200 1.000%
(2)
12/20/27
(41) 6 (35)
NRG Energy, Inc. Morgan Stanley 2.823% USD 510 5.000%
(2)
12/20/27
31 19 50
Occidental Petroleum Corp. Morgan Stanley 1.146% USD 563 1.000%
(2)
06/20/27
(7) 4 (3)
OI European Group BV JPMorgan Chase 5.232% EUR 375 5.000%
(2)
12/20/27
(5) 4 (1)
Prudential PLC Bank of America 1.614% EUR 300 1.000%
(2)
06/20/27
(12) 5 (7)
Prudential PLC Goldman Sachs 1.708% EUR 300 1.000%
(2)
12/20/27
(9) — (9)
PulteGroup, Inc. Morgan Stanley 1.840% USD 152 5.000%
(2)
12/20/27
21 1 22
Renault Morgan Stanley 3.390% EUR 200 1.000%
(2)
12/20/27
(25) 5 (20)
Rexel USA Morgan Stanley 2.987% EUR 670 5.000%
(2)
12/20/27
56 7 63
Schaeffler AG Goldman Sachs 3.209% EUR 350 5.000%
(2)
06/20/27
51 (24) 27
Siemens AG Morgan Stanley 0.573% EUR 75 1.000%
(2)
12/20/25
1 — 1

Russell Investment Company
Unconstrained Total Return Fund
Schedule of Investments, continued — October 31, 2022
See accompanying notes which are an integral part of the financial statements.
Unconstrained Total Return Fund 377
Credit Default Swap Contracts
Amounts in thousands
Corporate Issues - Sell Protection
Reference Entity Counterparty
Implied
Credit
Spread
Notional
Amount
Fund
(Pays)/
Receives
Fixed Rate
Termination
Date
Premiums
Paid/(Received)
$
Unrealized
Appreciation
(Depreciation) $
Fair
Value
$
Telecom Italia SpA Morgan Stanley 4.949% EUR 600 1.000%
(2)
12/20/27
(136) 8 (128)
Telefonica SA Morgan Stanley 0.803% EUR 250 1.000%
(2)
12/20/25
3 (1) 2
Tenet Healthcare Corp. Morgan Stanley 5.167% USD 350 5.000%
(2)
06/20/27
23 (23) —
Tesco PLC Morgan Stanley 1.481% EUR 850 1.000%
(2)
12/20/27
(11) (7) (18)
The Goodyear Tire & Rubber Co. Morgan Stanley 4.387% USD 100 5.000%
(2)
12/20/27
3 — 3
Thyssenkrupp AG Barclays 4.652% EUR 150 1.000%
(2)
06/20/25
(15) 2 (13)
Thyssenkrupp AG Goldman Sachs 4.652% EUR 500 1.000%
(2)
06/20/25
(20) (22) (42)
Toll Brothers Finance Corp. Morgan Stanley 2.763% USD 700 1.000%
(2)
12/20/27
(51) (1) (52)
U.S. Steel Corp. Morgan Stanley 6.371% USD 170 5.000%
(2)
12/20/27
(12) 4 (8)
United Group BV Goldman Sachs 10.167% EUR 200 5.000%
(2)
12/20/27
(45) 12 (33)
Valeo SA Morgan Stanley 3.221% EUR 250 1.000%
(2)
12/20/27
(23) 1 (22)
Verizon Communications, Inc. Morgan Stanley 1.334% USD 300 1.000%
(2)
12/20/27
(5) 1 (4)
Virgin Media Finance PLC Morgan Stanley 5.156% EUR 373 5.000%
(2)
12/20/27
(11) 11 —
Vodafone Group PLC Morgan Stanley 0.665% EUR 375 1.000%
(2)
12/20/25
6 (2) 4
Total Open Corporate Issues - Sell Protection Contracts (27) 57 30
Total Open Credit Default Swap Contracts (å) 184 (70) 114
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total % of Net Assets
Long-Term Investments
Corporate Bonds and Notes $ — $ 10,151 $ —
$ —
$ 10,151 8 .4
International Debt — 16,270 —
—
16,270 13 .4
Loan Agreements — — —
—
— —
Non-US Bonds — 33,797 —
—
33,797 27 .8
United States Government Treasuries — 14,628 —
—
14,628 12 .0
Options Purchased 469 1,025 — — 1,494 1 .2
Short-Term Investments — 347 — 33,855 34,202 28 .2
Total Investments 469 76,218 — 33,855 110,542 91 .0
Other Assets and Liabilities, Net
9 .0
100 .0

Russell Investment Company
Unconstrained Total Return Fund
Schedule of Investments, continued — October 31, 2022
See accompanying notes which are an integral part of the financial statements.
378 Unconstrained Total Return Fund
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total % of Net Assets
Other Financial Instruments
Assets
Futures Contracts 5,059 — — — 5,059 4 .2
Foreign Currency Exchange Contracts — 686 — — 686 0 .6
Currency Swap Contracts — 3,165 — — 3,165 2 .6
Interest Rate Swap Contracts — 4,943 — — 4,943 4 .1
Credit Default Swap Contracts — 910 — — 910 0 .7
A
Liabilities
Futures Contracts (4,403) — — — (4,403) (3 .6)
Options Written — (76) — — (76) (0 .1)
Foreign Currency Exchange Contracts — (2,318) — — (2,318) (1 .9)
Currency Swap Contracts — (3,445) — — (3,445) (2 .8)
Interest Rate Swap Contracts — (5,128) — — (5,128) (4 .2)
Credit Default Swap Contracts — (796) — — (796) (0 .7)
Total Other Financial Instruments
*
$ 656 $ (2,059) $ — $ — $ (1,403)
* Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of
Investments.
For a description of the Levels, see note 2 in the Notes to Financial Statements.
For a disclosure on transfers into and out of Level 3 during the period ended October 31, 2022, see note 2 in the Notes to
Financial Statements.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value for the period ended
October 31, 2022, were less than 1% of net assets.
Amounts in thousands
Country Exposure
Fair Value
$
Australia .............................................................................................
1,255
Austria ................................................................................................
735
Belgium ..............................................................................................
366
Brazil ..................................................................................................
1,685
Canada ................................................................................................
289
Chile ...................................................................................................
332
China ..................................................................................................
80
Colombia ............................................................................................
300
Cyprus ................................................................................................
78
Denmark .............................................................................................
280
France .................................................................................................
10,625
Germany .............................................................................................
3,343
Greece ................................................................................................
79

Russell Investment Company
Unconstrained Total Return Fund
Schedule of Investments, continued — October 31, 2022
See accompanying notes which are an integral part of the financial statements.
Unconstrained Total Return Fund 379
Amounts in thousands
Country Exposure
Fair Value
$
Hong Kong .........................................................................................
389
India ...................................................................................................
908
Ireland ................................................................................................
3,964
Italy ....................................................................................................
2,337
Japan ..................................................................................................
217
Luxembourg .......................................................................................
1,443
Mexico ...............................................................................................
784
Netherlands ........................................................................................
2,422
Norway ...............................................................................................
187
Poland ................................................................................................
302
Portugal ..............................................................................................
135
Russia .................................................................................................
—
Spain ..................................................................................................
1,950
Sweden ...............................................................................................
1,037
Switzerland ........................................................................................
1,300
Turkey ................................................................................................
1,060
United Kingdom .................................................................................
7,826
United States ......................................................................................
64,834
Total Investments ............................................................................... 110,542

See accompanying notes which are an integral part of the financial statements.
380 Unconstrained Total Return Fund
Russell Investment Company
Unconstrained Total Return Fund
Fair Value of Derivative Instruments — October 31, 2022
Amounts in thousands
Derivatives not accounted for as hedging instruments
Credit
Contracts
Foreign
Currency
Contracts
Interest Rate
Contracts
Location: Statement of Assets and Liabilities - Assets
Investments, at fair value* $ — $ — $ 1,494
Unrealized appreciation on foreign currency exchange contracts — 68 6 —
Variation margin on futures contracts** — — 5,059
Interest rate swap contracts, at fair value — — 4,943
Credit default swap contracts, at fair value 910 — —
Currency swap contracts, at fair value — 3,165 —
Total
$ 910 $ 3,85 1 $ 11,496
Location: Statement of Assets and Liabilities - Liabilities
Variation margin on futures contracts** $ — $ — $ 4,403
Unrealized depreciation on foreign currency exchange contracts — 2,318 —
Options written, at fair value — — 76
Interest rate swap contracts, at fair value — — 5,128
Credit default swap contracts, at fair value 796 — —
Currency swap contracts, at fair value — 3,445 —
Total
$ 796 $ 5,763 $ 9,607
Derivatives not accounted for as hedging instruments
Credit
Contracts
Foreign
Currency
Contracts
Interest Rate
Contracts
Location: Statement of Operations - Net realized gain (loss)
Investments*** $ — $ — $ 253
Futures contracts — — 4,816
Options written — — (69)
Interest rate swap contracts — — (170)
Credit default swap contracts (177) — —
Currency swap contracts — 35 —
Foreign currency exchange contracts — 11,184 —
Total
$ (177) $ 11,219 $ 4,830
Location: Statement of Operations - Net change in unrealized appreciation (depreciation)
Investments**** $ — $ — $ (148)
Futures contracts — — (70)
Options written — — 12
Interest rate swap contracts — — 715
Credit default swap contracts (54) — —
Currency swap contracts — (610) —
Foreign currency exchange contracts — (1,829) —
Total
$ (54) $ (2,439) $ 509
* Fair value of purchased options.
** Includes cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the
Statement of Assets and Liabilities.
*** Includes net realized gain (loss) on purchased options as reported in the Statement of Operations.
**** Includes net change in unrealized appreciation (depreciation) on purchased options as reported in the Statement of Operations.
For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

Russell Investment Company
Unconstrained Total Return Fund
Balance Sheet Offsetting Financial and Derivative Instruments —
October 31, 2022
See accompanying notes which are an integral part of the financial statements.
Unconstrained Total Return Fund 381
Amounts in thousands
Offsetting of Financial Assets and Derivative Assets
Description Location: Statement of Assets and Liabilities - Assets
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statement
of Assets
and
Liabilities
Net Amounts
of Assets
Presented in
the Statement
of Assets and
Liabilities
Options Purchased Contracts Investments, at fair value $ 1,494 $ — $ 1,494
Foreign Currency Exchange Contracts Unrealized appreciation on foreign currency exchange contracts 686 — 686
Interest Rate Swap Contracts Interest rate swap contracts, at fair value 4,943 — 4,943
Credit Default Swap Contracts Credit default swap contracts, at fair value 910 — 910
Currency Swap Contracts Currency swap contracts, at fair value 3,165 — 3,165
Total Financial and Derivative Assets
11,198 — 11,198
Financial and Derivative Assets not subject to a netting agreement
(3,288) — (3,288)
Total Financial and Derivative Assets subject to a netting agreement
$ 7,910 $ — $ 7,910
Financial Assets, Derivative Assets, and Collateral Held by Counterparty
Gross Amounts Not Offset
in the Statement of Assets
and Liabilities
Counterparty
Net Amounts
of Assets
Presented in
the Statement
of Assets and
Liabilities
Financial
and
Derivative
Instruments
Collateral
Received^ Net Amount
Bank of America
$ 2,415 $ 2,415 $ — $ —
Barclays
75 75 — —
BNP Paribas
1,669 1,669 — —
Goldman Sachs
190 151 — 39
JPMorgan Chase
1,687 1,597 — 90
Macquarie
467 — — 467
Morgan Stanley
844 — 820 24
Northern Trust
6 — — 6
Royal Bank of Canada
2 — — 2
State Street
555 13 90 452
Total
$ 7,910 $ 5,920 $ 910 $ 1,080

Russell Investment Company
Unconstrained Total Return Fund
Balance Sheet Offsetting Financial and Derivative Instruments, continued —
October 31, 2022
See accompanying notes which are an integral part of the financial statements.
382 Unconstrained Total Return Fund
Amounts in thousands
Offsetting of Financial Liabilities and Derivative Liabilities
Description Location: Statement of Assets and Liabilities - Liabilities
Gross
Amounts of
Recognized
Liabilities
Gross
Amounts
Offset in the
Statement
of Assets
and
Liabilities
Net Amounts
of Liabilities
Presented in
the Statement
of Assets and
Liabilities
Foreign Currency Exchange Contracts Unrealized depreciation on foreign currency exchange contracts $ 2,318 $ — $ 2,318
Options Written Contracts Options written, at fair value 76 — 76
Interest Rate Swap Contracts Interest rate swap contracts, at fair value 5,128 — 5,128
Credit Default Swap Contracts Credit default swap contracts, at fair value 796 — 796
Currency Swap Contracts Currency swap contracts, at fair value 3,445 — 3,445
Total Financial and Derivative Liabilities
11,763 — 11,763
Financial and Derivative Liabilities not subject to a netting agreement
(1,838) — (1,838)
Total Financial and Derivative Liabilities subject to a netting agreement
$ 9,925 $ — $ 9,925
Financial Liabilities, Derivative Liabilities, and Collateral Pledged by Counterparty
Gross Amounts Not Offset
in the Statement of Assets
and Liabilities
Counterparty
Net Amounts
of Liabilities
Presented in
the Statement
of Assets and
Liabilities
Financial
and
Derivative
Instruments
Collateral
Pledged^ Net Amount
Australia and New Zealand Banking Group $ 81 $ — $ 81 $ —
Bank of America 3,948 2,415 1,185 348
Barclays 393 75 318 —
BNP Paribas 1,859 1,669 180 10
Goldman Sachs 151 151 — —
JPMorgan Chase 3,480 1,597 1,750 133
State Street 13 13 — —
Total
$ 9,925 $ 5,920 $ 3,514 $ 491
^      Collateral received or pledged amounts may not reconcile to those disclosed in the Statement of Assets and Liabilities due to the inclusion of off-Balance
Sheet collateral and adjustments made to exclude overcollateralization.
For further disclosure on derivatives and counterparty risk see note 2 in the Notes to Financial Statements.

Russell Investment Company
Unconstrained Total Return Fund
See accompanying notes which are an integral part of the financial statements.
Unconstrained Total Return Fund 383
Statement of Assets and Liabilities — October 31, 2022
Amounts in thousands
Assets
Investments, at identified cost ......................................................................................................................................................
$ 129,612
Investments, at fair value(>) ........................................................................................................................................................
110,542
Cash .............................................................................................................................................................................................. 3,154
Foreign currency holdings(^) ....................................................................................................................................................... 1,388
Unrealized appreciation on foreign currency exchange contracts ............................................................................................... 686
Receivables:
Dividends and interest ...................................................................................................................................................... 905
Dividends from affiliated funds ....................................................................................................................................... 113
Investments sold ............................................................................................................................................................... 713
Fund shares sold ............................................................................................................................................................... 25
From broker(a)(b) ............................................................................................................................................................ 8,611
Variation margin on futures contracts .............................................................................................................................. 1,094
Interest rate swap contracts, at fair value(•) ................................................................................................................................. 4,943
Credit default swap contracts, at fair value(+) ............................................................................................................................. 910
Currency swap contracts, at fair value(≠) .................................................................................................................................... 3,165
Total assets ...............................................................................................................................................................
13 6 , 249
Liabilities
Payables:
Due to broker ( c )( d ) ......................................................................................................................................................... 1,756
Investments purchased ..................................................................................................................................................... 917
Fund shares redeemed ...................................................................................................................................................... 108
Accrued fees to affiliates .................................................................................................................................................. 75
Other accrued expenses .................................................................................................................................................... 144
Unrealized depreciation on foreign currency exchange contracts ............................................................................................... 2,318
Options written, at fair value(x) ................................................................................................................................................... 76
Interest rate swap contracts, at fair value(•) ................................................................................................................................. 5,128
Credit default swap contracts, at fair value(+) ............................................................................................................................. 796
Currency swap contracts, at fair value(≠) .................................................................................................................................... 3,445
Total liabilities ...........................................................................................................................................................
1 4 , 763
Net Assets ...............................................................................................................................................................
$ 121, 486

Russell Investment Company
Unconstrained Total Return Fund
See accompanying notes which are an integral part of the financial statements.
384 Unconstrained Total Return Fund
Statement of Assets and Liabilities, continued — October 31, 2022
Amounts in thousands
Net Assets Consist of:
Total distributable earnings (losses) .............................................................................................................................................
$ (35, 885 )
Shares of beneficial interest .........................................................................................................................................................
14 4
Additional paid-in capital ............................................................................................................................................................
157,22 7
Net Assets ...............................................................................................................................................................
$ 121,4 8 6
Net Asset Value
,
offering and redemption price per share:
Net asset value per share: Class A(#) ........................................................................................................................................... $ 8.38
Maximum offering price per share (Net asset value plus sales charge of 3.75%): Class A ..................................................... $ 8.71
Class A
—
Net assets ........................................................................................................................................................... $ 34,254
Class A
—
Shares outstanding ($.01 par value) .................................................................................................................. 4,087
Net asset value per share: Class C(#) ........................................................................................................................................... $ 8.26
Class C
—
Net assets ........................................................................................................................................................... $ 135,386
Class C
—
Shares outstanding ($.01 par value) .................................................................................................................. 16,391
Net asset value per share: Class M(#) .......................................................................................................................................... $ 8.41
Class M
—
Net assets .......................................................................................................................................................... $ 23,898,651
Class M
—
Shares outstanding ($.01 par value) .................................................................................................................. 2,842,512
Net asset value per share: Class S(#) ........................................................................................................................................... $ 8.40
Class S
—
Net assets ............................................................................................................................................................ $ 58,509,628
Class S
—
Shares outstanding ($.01 par value) ................................................................................................................... 6,961,561
Net asset value per share: Class Y(#) ........................................................................................................................................... $ 8.42
Class Y
—
Net assets ........................................................................................................................................................... $ 38,908,313
Class Y
—
Shares outstanding ($.01 par value) .................................................................................................................. 4,622,101
Amounts in thousands
(^)     Foreign currency holdings - cost $ 1,768
(x)     Premiums received on options written $ 110
(+)     Credit default swap contracts - premiums paid (received) $ 1 8 4
(•)     Interest rate swap contracts - premiums paid (received) $ 307
(≠)     Currency swap contracts - premiums paid (received) $ 76
(>)     Investments in affiliates, U.S. Cash Management Fund $ 33,855
(a)     Receivable from Broker for Futures $ 3,460
(b)     Receivable from Broker for Swaps $ 5,15 1
(c)      Due to Broker for Futures $ 846
(d)     Due to Broker for Swaps $ 910
(#) Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

Russell Investment Company
Unconstrained Total Return Fund
See accompanying notes which are an integral part of the financial statements.
Unconstrained Total Return Fund 385
Statement of Operations — For the Period Ended October 31, 2022
Amounts in thousands
Investment Income
Dividends ......................................................................................................................................................................... $ 7
Dividends from affiliated funds ....................................................................................................................................... 453
Interest .............................................................................................................................................................................. 2,734
Total investment income ..............................................................................................................................................................
3,194
Expenses
Advisory fees ................................................................................................................................................................... 1,542
Administrative fees .......................................................................................................................................................... 74
Custodian fees .................................................................................................................................................................. 149
Distribution fees - Class A ............................................................................................................................................... —
*
Distribution fees - Class C ............................................................................................................................................... 1
Transfer agent fees - Class A ........................................................................................................................................... —
*
Transfer agent fees - Class C ........................................................................................................................................... —
*
Transfer agent fees - Class M .......................................................................................................................................... 54
Transfer agent fees - Class S ............................................................................................................................................ 132
Transfer agent fees - Class Y ........................................................................................................................................... 3
Professional fees .............................................................................................................................................................. 94
Registration fees ............................................................................................................................................................... 71
Shareholder servicing fees - Class C ............................................................................................................................... —
*
Trustees’ fees .................................................................................................................................................................... 6
Printing fees ..................................................................................................................................................................... 21
Miscellaneous .................................................................................................................................................................. 14
Expenses before reductions .............................................................................................................................................. 2,161
Expense reductions .......................................................................................................................................................... (963)
Net expenses ................................................................................................................................................................................
1,198
Net investment income (loss) .......................................................................................................................................................
1,996

Russell Investment Company
Unconstrained Total Return Fund
See accompanying notes which are an integral part of the financial statements.
386 Unconstrained Total Return Fund
Statement of Operations , continued — For the Period Ended October 31,
2022
Amounts in thousands
Net realized gain (loss) on:
Investments ...................................................................................................................................................................... (8,303)
Investments in affiliated funds ......................................................................................................................................... (5)
Futures contracts .............................................................................................................................................................. 4,816
Options written ................................................................................................................................................................. (69)
Foreign currency exchange contracts ............................................................................................................................... 11,184
Interest rate swap contracts .............................................................................................................................................. (170)
Credit default swap contracts ........................................................................................................................................... (177)
Currency swap contracts .................................................................................................................................................. 35
Foreign currency-related transactions .............................................................................................................................. (540)
Net realized gain (loss) ................................................................................................................................................................
6,771
Net change in unrealized appreciation (depreciation) on:
Investments ..................................................................................................................................................................... (20,154)
Investments in affiliated funds ......................................................................................................................................... (3)
Futures contracts .............................................................................................................................................................. (70)
Options written ................................................................................................................................................................. 12
Foreign currency exchange contracts ............................................................................................................................... (1,829)
Interest rate swap contracts .............................................................................................................................................. 715
Credit default swap contracts ........................................................................................................................................... (54)
Currency swap contracts .................................................................................................................................................. (610)
Foreign currency-related transactions .............................................................................................................................. 42
Net change in unrealized appreciation (depreciation) ................................................................................................................. (21,951)
Net realized and unrealized gain (loss) ........................................................................................................................................ (15,180)
Net Increase (Decrease) in Net Assets from Operations ....................................................................................
$ (13,184)
*      Less than $500.

Russell Investment Company
Unconstrained Total Return Fund
See accompanying notes which are an integral part of the financial statements.
Unconstrained Total Return Fund 387
Statements of Changes in Net Assets
Amounts in thousands
For the Periods Ended October 31,
2022 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss) .............................................................................................................. $ 1 , 996 $ 5,942
Net realized gain (loss) ....................................................................................................................... 6 , 771 4,494
Net change in unrealized appreciation (depreciation) ........................................................................ (2 1 , 951 ) 9,959
Net increase (decrease) in net assets from operations .............................................................................. (13, 184 ) 20,395
Distributions
To shareholders
Class A .......................................................................................................................................... (1) (3)
Class C .......................................................................................................................................... (5) (3)
Class M ......................................................................................................................................... (933) (455)
Class S .......................................................................................................................................... (2,251) (1,525)
Class Y .......................................................................................................................................... (2,241) (10,261)
Net decrease in net assets from distributions ............................................................................................ (5,431) (12,247)
Share Transactions*
Net increase (decrease) in net assets from share transactions ................................................................... (31,211) (536,568)
Total Net Increase (Decrease) in Net Assets ........................................................................
(49,8 26 ) (528,420)
Net Assets
Beginning of period .................................................................................................................................. 171,312 699,732
End of period .............................................................................................................................................
$ 121,4 86 $ 171,312

Russell Investment Company
Unconstrained Total Return Fund
See accompanying notes which are an integral part of the financial statements.
388 Unconstrained Total Return Fund
**      Less than 500 shares.
***      Less than $500.
Statements of Changes in Net Assets, continued
* Share transaction amounts (in thousands) for the periods ended October 31, 2022 and October 31, 2021 were as follows:
2022 2021
Shares Dollars Shares Dollars
Class A
Proceeds from shares sold 4 $ 39 3 $ 25
Proceeds from reinvestment of distributions —
**
1 —
**
3
Payments for shares redeemed (4) (37) (23) (217)
Net increase (decrease)
—
**
3 (20) (189)
Class C
Proceeds from shares sold —
**
—
***
—
**
1
Proceeds from reinvestment of distributions 1 5 —
**
3
Payments for shares redeemed (5) (42) (3) (34)
Net increase (decrease)
(4) (37) (3) (30)
Class M
Proceeds from shares sold 460 4,078 2,441 23,419
Proceeds from reinvestment of distributions 104 933 47 455
Payments for shares redeemed (870) (7,646) (969) (9,279)
Net increase (decrease)
(306) (2,635) 1,519 14,595
Class S
Proceeds from shares sold 1,115 9,931 3,086 29,562
Proceeds from reinvestment of distributions 249 2,248 159 1,523
Payments for shares redeemed (1,991) (17,409) (4,285) (41,102)
Net increase (decrease)
(627) (5,230) (1,040) (10,017)
Class Y
Proceeds from shares sold 120 1,073 3,732 36,006
Proceeds from reinvestment of distributions 248 2,241 1,071 10,262
Payments for shares redeemed (3,136) (26,626) (61,069) (587,195)
Net increase (decrease)
(2,768) (23,312) (56,266) (540,927)
Total increase (decrease)
(3,705) $ (31,211) (55,810) $ (536,568)

Russell Investment Company
Unconstrained Total Return Fund
Financial Highlights — For the Periods Ended
See accompanying notes which are an integral part of the financial statements.
390 Unconstrained Total Return Fund
For a Share Outstanding Throughout Each Period.
$
Net Asset Value,
Beginning of
Period
$
Net Investment
Income (Loss)
(a)(d)
$
Net Realized
and Unrealized
Gain (Loss)
$
Total from
Investment
Operations
$
Distributions
from Net
Investment Income
$
Distributions
from Net
Realized Gain
Class A
October 31, 2022 9.41 .08 (.83) (.75) (.28) —
October 31, 2021 9.44 .06 .09 .15 (.18) —
October 31, 2020 10.01 .10 (.41) (.31) (.26) —
October 31, 2019 9.93 .21 .14 .35 (.27) —
October 31, 2018 9.96 .26 (.04) .22 (.24) (.01)
Class C
October 31, 2022 9.32 .02 (.83) (.81) (.25) —
October 31, 2021 9.38 (.01) .09 .08 (.14) —
October 31, 2020 9.98 .02 (.40) (.38) (.22) —
October 31, 2019 9.91 .14 .13 .27 (.20) —
October 31, 2018 9.94 .20 (.05) .15 (.17) (.01)
Class M
October 31, 2022 9.43 .12 (.83) (.71) (.31) —
October 31, 2021 9.45 .09 .09 .18 (.20) —
October 31, 2020 10.01 .16 (.43) (.27) (.29) —
October 31, 2019 9.94 .25 .12 .37 (.30) —
October 31, 2018 9.96 .30 (.04) .26 (.27) (.01)
Class S
October 31, 2022 9.43 .11 (.84) (.73) (.30) —
October 31, 2021 9.45 .09 .09 .18 (.20) —
October 31, 2020 10.02 .14 (.43) (.29) (.28) —
October 31, 2019 9.94 .23 .14 .37 (.29) —
October 31, 2018 9.97 .29 (.05) .24 (.26) (.01)
Class Y
October 31, 2022 9.45 .12 (.84) (.72) (.31) —
October 31, 2021 9.46 .15 .05 .20 (.21) —
October 31, 2020 10.03 .14 (.41) (.27) (.30) —
October 31, 2019 9.95 .25 .14 .39 (.31) —
October 31, 2018 9.97 .31 (.04) .27 (.28) (.01)

See accompanying notes which are an integral part of the financial statements.
Unconstrained Total Return Fund 391
$
Total
Distributions
$
Net Asset Value,
End of
Period
%
Total
Return
(c)
$
Net Assets,
End of Period
(000)
%
Ratio of Expenses
to Average
Net Assets,
Gross
%
Ratio of Expenses
to Average
Net Assets,
Net
(d)
%
Ratio of Net
Investment Income
to Average
Net Assets
(d)
%
Portfolio
Turnover Rate
(.28) 8.38 (8.18) 34 1.73 1.12 .96 158
(.18) 9.41 1.54 36 1.68 1.12 .64 275
(.26) 9.44 (3.15) 225 1.63 1.12 1.04 186
(.27) 10.01 3.55 391 1.62 1.13 2.09 166
(.25) 9.93 2.24 462 1.62 1.17 2.66 132
(.25) 8.26 (8.89) 135 2.48 1.87 .21 158
(.14) 9.32 .85 193 2.43 1.87 (.07) 275
(.22) 9.38 (3.92) 224 2.38 1.87 .22 186
(.20) 9.98 2.74 239 2.38 1.88 1.38 166
(.18) 9.91 1.51 151 2.37 1.92 1.96 132
(.31) 8.41 (7.76) 23,899 1.48 .77 1.35 158
(.20) 9.43 1.92 29,701 1.44 .77 .91 275
(.29) 9.45 (2.79) 15,397 1.37 .77 1.69 186
(.30) 10.01 3.81 48,515 1.39 .79 2.48 166
(.28) 9.94 2.66 22,231 1.37 .82 3.02 132
(.30) 8.40 (7.93) 58,510 1.48 .87 1.23 158
(.20) 9.43 1.84 71,579 1.43 .87 .89 275
(.28) 9.45 (2.96) 81,559 1.37 .87 1.44 186
(.29) 10.02 3.80 214,408 1.37 .88 2.34 166
(.27) 9.94 2.46 264,718 1.37 .92 2.92 132
(.31) 8.42 (7.79) 38,908 1.28 .67 1.38 158
(.21) 9.45 2.09 69,803 1.17 .67 1.59 275
(.30) 9.46 (2.80) 602,327 1.18 .67 1.43 186
(.31) 10.03 4.00 348,085 1.18 .69 2.52 166
(.29) 9.95 2.74 394,315 1.17 .72 3.09 132

Russell Investment Company
Unconstrained Total Return Fund
See accompanying notes which are an integral part of the financial statements.
392 Unconstrained Total Return Fund
Related Party Transactions, Fees and Expenses
Accrued fees payable to affiliates for the period ended October 31, 2022 were as follows:
Transactions (amounts in thousands) during the period ended October 31, 2022 with Underlying Funds which are, or were, an affiliated company are as follows:
Federal Income Taxes
At October 31, 2022, the cost of investments, net unrealized appreciation (depreciation), and components of distributable earnings for income tax purposes were as follows:
For the fiscal years ended October 31, 2022 and October 31, 2021, respectively, the Fund made the following tax basis distributions:
Net investment income and net realized gains (losses) in the financial statements may differ from taxable net investment income and net realized gains (losses). Capital accounts within the financial statements are adjusted for permanent differences between book and tax accounting.  These differences may be due to foreign currency gains or losses, reclassifications of dividends and /or differences in treatment of income from swaps.  These adjustments have no impact on the net assets.
At October 31, 2022, there were no adjustments to the Statement of Assets and Liabilities.
Advisory fees $ 57,058
Administration fees 5,268
Distribution fees 91
Shareholder servicing fees 29
Transfer agent fees 12,207
Trustee fees 450
$ 75,103
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Income
Distributions
Capital Gains
Distributions
U.S. Cash Management Fund $ 25,615 $ 156,371 $ 148,123 $ (5) $ (3) $ 33,855 $ 453 $ —
Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
Undistributed
Ordinary Income
Undistributed
Long-Term
Capital Gains
(Capital Loss
Carryforward)
$ 131,346,907 $ 413,479 $ (21,371,993) $ (20,958,514) $ 1,726,362 $ (14,039,005)
October 31, 2022 October 31, 2021
Ordinary Income
Distributions
Long-Term
Capital Gain
Distributions
Return of
Capital
Ordinary Income
Distributions
Long-Term
Capital Gain
Distributions
Return of
Capital
$ 5,430,987 $ — $ — $ 12,247,498 $ — $ —
Total distributable earnings (losses)
$ —
Additional paid-in capital
—

Russell Investment Company
Strategic Bond Fund
Portfolio Management Discussion and Analysis — October 31, 2022
(Unaudited)
394 Strategic Bond Fund
Strategic Bond Fund - Class A
‡
Total
Return
1 Year (20 .14)%
5 Years (1 .65)%§
10 Years 0 .17%§
Strategic Bond Fund - Class C
Total
Return
1 Year (17 .71)%
5 Years (1 .65)%§
10 Years (0 .20)%§
Strategic Bond Fund - Class M
‡‡
Total
Return
1 Year (16 .79)%
5 Years (0 .56)%§
10 Years 0 .87%§
Strategic Bond Fund - Class R6
‡‡‡
Total
Return
1 Year (16 .74)%
5 Years (0 .56)%§
10 Years 0 .94%§
Strategic Bond Fund - Class S
Total
Return
1 Year (16 .77)%
5 Years (0 .60)%§
10 Years 0 .83%§
Strategic Bond Fund - Class Y
Total
Return
1 Year (16 .65)%
5 Years (0 .51)%§
10 Years 0 .97%§
Bloomberg U.S. Aggregate Bond Index
**
Total
Return
1 Year (15 .68)%
5 Years (0 .54)%§
10 Years 0 .74%§

Russell Investment Company
Strategic Bond Fund
Portfolio Management Discussion and Analysis, continued — October 31,
2022 (Unaudited)
Strategic Bond Fund 395
The Strategic Bond Fund (the “Fund”) employs a multi-manager approach whereby portions of the Fund are allocated to different money manager strategies. Fund assets not allocated to money managers are managed by Russell Investment Management, LLC
(“RIM”), the Fund’s advisor. RIM may change the allocation
of the Fund’s assets among money managers at any time. An
exemptive order from the Securities and Exchange Commission
permits RIM to engage or terminate a money manager at
any time, subject to approval by the Fund’s Board, without a shareholder vote. Pursuant to the terms of the exemptive order, the Fund is required to notify its shareholders within 90 days of when a money manager begins providing services. As of
October 31, 2022, the Fund had three money managers.
What is the Fund’s investment objective?
The Fund seeks to provide total return.
How did the Fund perform relative to its benchmark
for the fiscal year ended October 31, 2022?
For the fiscal year ended October 31, 2022 (the “fiscal year”), the Fund’s Class A, Class C, Class M, Class R6, Class S and
Class Y Shares lost 17.01%, 17.71%, 16.79%, 16.74%, 16.77%
and 16.65%, respectively. This is compared to the Fund’s
benchmark, the Bloomberg U.S. Aggregate Bond Index, which
lost 15.68% during the fiscal year. The Fund’s performance
includes operating expenses, whereas index returns are
unmanaged and do not include expenses of any kind.
For the fiscal year, the Morningstar
®
Intermediate Core-
Plus Bond Category, a group of funds that Morningstar, Inc.
considers to have investment strategies similar to those of the
Fund, lost 16.12%. This return serves as a peer comparison and is expressed net of operating expenses.
RIM may assign a money manager a benchmark other than the
Fund’s index (a “RIM-assigned benchmark”). However, the
Fund’s primary index remains the benchmark for the Fund and
is intended to be representative of the aggregate of each money manager’s benchmark index.
How did market conditions affect the Fund’s
performance?
During the fiscal year, supply chain constraints, the Russia-
Ukraine war, and a stimulus overhang from relaxed fiscal and monetary policy drove elevated inflation, which impacted
markets negatively. To control inflation, central banks dropped easy money policies and increased interest rates at a historic pace. Equity and fixed income markets experienced substantial drawdowns on the back of tighter monetary policies.
Credit markets were challenged over the fiscal year. U.S.
investment grade corporate credit spreads and U.S. high yield corporate spreads both widened. The U.S. Urban Consumer
Price Index reached a 9% year-over-year increase in mid-2022 and ended the fiscal year at 7.7% – significantly higher than the
Federal Reserve Bank’s 2% inflation target – as the economy
faced cash strapped consumers, labor shortages, and supply
constraints.
The Fund’s exposure to spread sectors detracted from
performance as credit spreads widened. The Bloomberg U.S.
Corporate Bond Index posted a total return of -19.57% for the fiscal year, while the Bloomberg U.S. Corporate High Yield
Index had a -11.76% total return. U.S. Treasuries also performed poorly over the fiscal year as yields rose; the 10-Year Treasury yield increased from 1.55% to 4.05%.
How did the investment strategies and techniques
employed by the Fund and its money managers affect
its benchmark relative performance?
The Fund carried a long duration position over the fiscal year, which detracted from performance as rates rose across the
global yield curve. The Fund entered the fiscal year overweight in securitized credit and high-yield corporate credit, and
underweight in investment grade corporates and treasuries.
Over the fiscal year, allocation to securitized credit and
Treasuries were increased while positioning to corporate credit was reduced. The exposure to spread sectors was a drag over
the fiscal year, with an overweight to lower quality investment grade corporates detracting.
The Fund employs discretionary money managers. The Fund’s
discretionary money managers select the individual portfolio securities for the assets assigned to them. RIM manages assets not allocated to money manager strategies and the Fund’s cash balances.
With respect to the Fund’s money managers, Western Asset
Management Company LLC and Western Asset Management
Company Limited (“Western”) underperformed both the Fund’s
benchmark and its RIM-assigned benchmark. Western’s bias
toward BBB-graded corporates and credit beta overweight was
a large detractor from its and the Fund’s performance. Western was also long duration relative to the benchmark, which
detracted meaningfully.
BlueBay Asset Management LLP (“BlueBay”) outperformed
the Fund’s benchmark during the fiscal year. BlueBay’s tactical rotation across rates, credit, and currency contributed positively to performance. Short positions in US rates and GBP and EUR
currencies were the largest contributors to BlueBay’s benchmark relative performance.
Schroder Investment Management North America, Inc.
(“Schroder”) outperformed the Fund’s benchmark during
the fiscal year. Schroder’s short duration position contributed positively to performance. At the beginning of the fiscal year,

Russell Investment Company
Strategic Bond Fund
Portfolio Management Discussion and Analysis, continued — October 31,
2022 (Unaudited)
396 Strategic Bond Fund
Schroder was at its maximum underweight to Agency MBS,
and then started decreasing the underweight over the second
half of the fiscal year. This tactical rotation was additive to performance.
During the fiscal year, RIM managed multiple positioning
strategies to seek to achieve the desired risk/return profile for the Fund.
RIM’s U.S. Investment Grade Intelligent Credit positioning
strategy, which screens securities based on value within the
Bloomberg U.S. Corporate Bond Index and purchases physical
bonds that RIM believes to be undervalued, underperformed the
Fund’s benchmark but slightly outperformed its RIM-assigned
benchmark (Bloomberg Barclays U.S. Corporates Investment
Grade). The strategy is a credit beta strategy with a lower quality bias and suffered from the sell-off in corporate credit.
RIM’s U.S. Government positioning strategy, which seeks to
provide exposure to securities issued by the U.S. government, outperformed the Fund’s benchmark and performed in line with the RIM-assigned benchmark.
RIM also managed a U.S. Fallen Angels positioning strategy
that invests in investment grade bonds downgraded to sub-
investment grade, which tend to have lower prices. The strategy underperformed the Fund’s benchmark for the fiscal year, with an underweight to Occidental Petroleum and Ford detracting
from performance.
RIM also managed currency factor and rates factor strategies, which seek to generate active returns through currency and
international rates positioning, respectively, and utilize long and short positions in global government bond futures and currency forward contracts. These strategies contributed positively to performance during the fiscal year.
During the fiscal year, RIM also implemented tactical
positioning strategies using derivatives. These positioning
strategies detracted from Fund performance during the fiscal year, as rising rates led to negative contribution from interest rate derivatives used to extend duration. RIM also utilized credit default swaps to increase and decrease credit risk at certain times during the fiscal year, which operated as intended.
Describe any changes to the Fund’s structure or the
money manager line-up.
There were no changes to the Fund’s structure or money
manager line-up during the fiscal year.
The views expressed in this report reflect those of
the portfolio managers only through the end of the
fiscal year covered by the report. These views do not
necessarily represent the views of RIM, or any other
person in RIM or any other affiliated organization.
These views are subject to change at any time based
upon market conditions or other events, and RIM
disclaims any responsibility to update the views
contained herein. These views should not be relied
on as investment advice and, because investment
decisions for a Russell Investment Company (“RIC”)
Fund are based on numerous factors, should not be
relied on as an indication of investment decisions of
any RIC Fund.
Money Managers as of October 31,
2022 Styles
BlueBay Asset Management LLP Sector Specialist
Schroder Investment Management North
America Inc. Sector Specialist
Western Asset Management Company LLC
and Western Asset Management Company
Limited Sector Specialist

Russell Investment Company
Strategic Bond Fund
Portfolio Management Discussion and Analysis, continued — October 31,
2022 (Unaudited)
Strategic Bond Fund 397
* Assumes initial investment on November 1, 2012.
** Bloomberg U.S. Aggregate Bond Index is an index, with income reinvested, generally representative of intermediate-term government bonds, investment-
grade corporate debt securities and mortgage-backed securities.
‡ The performance shown has been adjusted to reflect the deduction of the maximum Class A sales charge of 3.75%.
‡‡ The Fund’s performance inception date for Class M Shares was March 16, 2017. The returns shown for Class M Shares prior to that date are the returns of the Fund’s Class S Shares. Class M Shares will have substantially similar annual returns as the Class S Shares because the Shares of each Class are invested in the same portfolio of securities. Annual returns for each Class will differ only to the extent that the Class M Shares do not have the same expenses as the
Class S Shares.
‡‡‡ The Fund’s performance inception date for Class R6 Shares was February 29, 2016.  The returns shown for Class R6 Shares prior to that date are the returns of the Fund’s Class Y Shares.  Class R6 Shares will have substantially similar annual returns as the Class Y Shares because the Shares of each Class are invested in the same portfolio of securities.  Annual returns for each Class will differ only to the extent that the Class R6 Shares do not have the same expenses as the Class Y Shares.
§ Annualized.
Performance is historical and assumes reinvestment of all dividends and capital gains.  Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than when purchased.  Past performance is not indicative of future results.  The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Additionally, the returns presented herein may differ from the performance reported in the Financial Highlights as the returns herein are calculated in a manner consistent with standardized performance in accordance with
Securities and Exchange Commission rules, while the performance in the Financial Highlights has been calculated in accordance with U.S. Generally Accepted
Accounting Pr inciple s (“U.S. GAAP”).

Russell Investment Company
Strategic Bond Fund
Shareholder Expense Example — October 31, 2022 (Unaudited)
398 Strategic Bond Fund
Fund Expenses
The following disclosure provides important information
regarding the Fund’s Shareholder Expense Example
(“Example”).
Example
As a shareholder of the Fund, you incur two types of costs:
(1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs,
including advisory and administrative fees; distribution (12b-1)
and/or service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars)
of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from May 1, 2022 to October 31, 2022.
Actual Expenses
The information in the table under the heading “Actual
Performance” provides information about actual account
values and actual expenses. You may use the information in
this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During
Period” to estimate the expenses you paid on your account
during this period.
Hypothetical Example for Comparison Purposes
The information in the table under the heading “Hypothetical
Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses
based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the
Fund’s actual return. The hypothetical account values and
expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the
Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant
to highlight your ongoing costs only and do not reflect any
transactional costs. Therefore, the information under the heading
“Hypothetical Performance (5% return before expenses)” is
useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
Class A
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2022 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2022 $ 922.00 $ 1,020.92
Expenses Paid During Period* $ 4.12 $ 4.33
* Expenses are equal to the Fund's annualized expense ratio of 0.85%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-
half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class C
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2022 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2022 $ 917.90 $ 1,017.14
Expenses Paid During Period* $ 7.73 $ 8.13
* Expenses are equal to the Fund's annualized expense ratio of 1.60%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-
half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class M
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2022 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2022 $ 923.10 $ 1,022.79
Expenses Paid During Period* $ 2.33 $ 2.45
* Expenses are equal to the Fund's annualized expense ratio of 0.48%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-
half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

Russell Investment Company
Strategic Bond Fund
Shareholder Expense Example, continued — October 31, 2022 (Unaudited)
Strategic Bond Fund 399
Class R6
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2022 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2022 $ 923.20 $ 1,022.84
Expenses Paid During Period* $ 2.28 $ 2.40
* Expenses are equal to the Fund's annualized expense ratio of 0.47%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-
half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class S
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2022 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2022 $ 923.70 $ 1,022.28
Expenses Paid During Period* $ 2.81 $ 2.96
* Expenses are equal to the Fund's annualized expense ratio of 0.58%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-
half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class Y
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2022 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2022 $ 924.20 $ 1,022.99
Expenses Paid During Period* $ 2.13 $ 2.24
* Expenses are equal to the Fund's annualized expense ratio of 0.44%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-
half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

Russell Investment Company
Strategic Bond Fund
Schedule of Investments — October 31, 2022
See accompanying notes which are an integral part of the financial statements.
400 Strategic Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Long-Term Investments - 83.2%
Asset-Backed Securities - 2.8%
Amur Equipment Finance Receivables
XI LLC
Series 2022-2A Class A2
5.300% due 06/21/28 (Þ) 5,159 5,089
Arbor Realty Commercial Real Estate
Notes, Ltd.
Series 2021-FL3 Class A
1.155% due 08/15/34 (USD 1 Month
LIBOR + 1.070%)(Ê)(Þ) 19,772 18,774
BDS, Ltd.
Series 2022-FL11 Class ATS
2.100% due 03/19/39 (CME Term
SOFR 1 Month + 1.800%)(Ê)(Þ) 11,123 10,814
Conseco Finance Corp.
Series 1996-4 Class M1
7.750% due 06/15/27 (~)(Ê) 471 469
Countrywide Asset-Backed Certificates
Trust
Series 2007-4 Class A4W
4.640% due 04/25/47 7,978 7,102
Goldentree Loan Management US CLO
7, Ltd.
Series 2021-7A Class AR
5.313% due 04/20/34 (USD 3 Month
LIBOR + 1.070%)(Ê)(Þ) 4,156 3,965
GoodLeap Sustainable Home
Improvements
Series 2021-5CS Class A
2.310% due 10/20/48 (Þ) 3,868 2,700
GoodLeap Sustainable Home Solutions
Trust
Series 2022-1GS Class A
2.700% due 01/20/49 (Þ) 3,351 2,533
Greenpoint Manufactured Housing
Contract Trust
Series 2000-4 Class A3
2.190% due 08/21/31 (USD 1 Month
LIBOR + 2.000%)(Ê) 2,875 2,819
Greenwood Park CLO, Ltd.
Series 2018-1A Class A2
2.229% due 04/15/31 (USD 3 Month
LIBOR + 1.010%)(Ê)(Þ) 3,133 3,048
GSAA Home Equity Trust
Series 2006-S1 Class 2M2
5.850% due 08/25/34 (~)(Ê)(Þ) 423 443
Irwin Home Equity Loan Trust
Series 2006-1 Class 2A3
6.270% due 09/25/35 (~)(Ê)(Þ) 317 306
MF1 LLC
Series 2022-FL9 Class A
2.960% due 06/19/37 (CME Term
SOFR 1 Month + 2.150%)(Ê)(Þ) 14,380 14,191
Mid-State Capital Corp. Trust
Series 2005-1 Class A
5.745% due 01/15/40 584 570
Option One Mortgage Loan Trust
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2007-FXD1 Class 3A4
5.860% due 01/25/37 (~)(Ê) 2,368 2,260
Towd Point Mortgage Trust
Series 2020-MH1 Class A1
2.250% due 02/25/60 (~)(Ê)(Þ) 5,817 5,350
80,433
Corporate Bonds and Notes - 22.0%
3M Co.
3.000% due 08/07/25 3,251 3,080
7-Eleven, Inc.
0.800% due 02/10/24 (Þ) 3,378 3,186
Abbott Laboratories
4.750% due 11/30/36 150 144
4.900% due 11/30/46 100 93
AbbVie, Inc.
Series WI
2.600% due 11/21/24 3,603 3,424
2.950% due 11/21/26 1,630 1,489
3.200% due 11/21/29 1,110 970
4.050% due 11/21/39 850 685
Africa Finance Corp.
3.125% due 06/16/25 3,200 2,844
Series REGS
3.875% due 04/13/24 3,500 3,329
4.375% due 04/17/26 3,102 2,757
African Export-Import Bank (The)
2.634% due 05/17/26 (Þ) 5,740 4,764
Series eMTN
4.125% due 06/20/24 5,953 5,632
Series REGS
2.634% due 05/17/26 2,947 2,446
Agilent Technologies, Inc.
3.050% due 09/22/26 3,301 3,031
Air Lease Corp.
3.375% due 07/01/25 1,540 1,425
1.875% due 08/15/26 1,120 939
Series MTN
0.700% due 02/15/24 1,580 1,476
Aircastle, Ltd.
2.850% due 01/26/28 (Þ) 3,819 2,882
Alexandria Real Estate Equities, Inc.
3.450% due 04/30/25 3,538 3,379
2.000% due 05/18/32 640 461
3.000% due 05/18/51 480 274
Ally Financial, Inc.
8.000% due 11/01/31 2,351 2,372
Alphabet, Inc.
1.900% due 08/15/40 110 70
2.250% due 08/15/60 220 120
Altria Group, Inc.
4.400% due 02/14/26 331 318
4.800% due 02/14/29 797 734
2.450% due 02/04/32 1,520 1,080
3.400% due 02/04/41 900 551
4.500% due 05/02/43 3,122 2,136

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — October 31, 2022
See accompanying notes which are an integral part of the financial statements.
Strategic Bond Fund 401
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
3.875% due 09/16/46 260 160
5.950% due 02/14/49 170 139
Amazon.com, Inc.
2.100% due 05/12/31 1,160 929
3.600% due 04/13/32 250 224
2.500% due 06/03/50 340 202
3.950% due 04/13/52 110 86
Series WI
3.875% due 08/22/37 270 230
4.250% due 08/22/57 110 89
American Airlines Group, Inc.
11.750% due 07/15/25 (Þ) 1,020 1,115
5.500% due 04/20/26 (Þ) 450 429
American Airlines, Inc. Pass-Through
Certificates Trust
Series 2017-1B Class B
4.950% due 02/15/25 505 473
American Express Co.
3.550% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.854%)(Ê)(ƒ) 330 254
American Homes 4 Rent, LP
2.375% due 07/15/31 3,981 2,935
American International Group, Inc.
4.750% due 04/01/48 150 124
American Tower Corp.
3.375% due 05/15/24 3,421 3,315
American Transmission Systems, Inc.
2.650% due 01/15/32 (Þ) 610 474
Americo Life, Inc.
3.450% due 04/15/31 (Þ) 430 317
AmFam Holdings, Inc.
2.805% due 03/11/31 (Þ) 450 340
3.833% due 03/11/51 (Þ) 370 229
Amgen, Inc.
4.400% due 05/01/45 180 145
Series WI
4.663% due 06/15/51 180 149
Aon Corp.
8.205% due 01/01/27 1,109 1,153
Apache Corp.
7.750% due 12/15/29 400 407
4.750% due 04/15/43 180 135
4.250% due 01/15/44 120 83
5.350% due 07/01/49 794 613
Apple, Inc.
4.500% due 02/23/36 3,219 3,079
2.650% due 05/11/50 730 457
Applied Materials, Inc.
5.100% due 10/01/35 3,049 2,958
Archer-Daniels-Midland Co.
2.500% due 08/11/26 3,298 3,016
Ares Capital Corp.
3.250% due 07/15/25 3,501 3,158
AT&T, Inc.
1.700% due 03/25/26 3,476 3,065
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
4.250% due 03/01/27 200 191
6.950% due 01/15/28 1,810 1,875
4.300% due 02/15/30 270 246
4.500% due 05/15/35 530 457
4.800% due 06/15/44 251 204
4.350% due 06/15/45 47 36
3.300% due 02/01/52 50 31
3.500% due 02/01/61 600 366
Series WI
2.550% due 12/01/33 120 88
6.375% due 03/01/41 140 139
3.500% due 09/15/53 810 520
3.550% due 09/15/55 150 95
3.800% due 12/01/57 860 567
Avery Dennison Corp.
2.650% due 04/30/30 3,737 2,957
Aviation Capital Group LLC
5.500% due 12/15/24 (Þ) 610 587
Bank of America Corp.
3.841% due 04/25/25 (SOFR +
1.110%)(Ê) 280 271
4.376% due 04/27/28 (SOFR +
1.580%)(Ê) 780 725
2.687% due 04/22/32 (SOFR +
1.320%)(Ê) 1,890 1,461
2.299% due 07/21/32 (SOFR +
1.220%)(Ê) 1,330 985
4.571% due 04/27/33 (SOFR +
1.830%)(Ê) 1,230 1,090
2.482% due 09/21/36 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 1.200%)(Ê) 1,620 1,158
3.311% due 04/22/42 (SOFR +
1.580%)(Ê) 840 581
Series GMTN
3.500% due 04/19/26 200 187
Series MTN
4.000% due 01/22/25 120 116
4.450% due 03/03/26 160 153
4.271% due 07/23/29 (USD 3 Month
LIBOR + 1.310%)(Ê) 400 363
3.974% due 02/07/30 (USD 3 Month
LIBOR + 1.210%)(Ê) 70 62
2.884% due 10/22/30 (USD 3 Month
LIBOR + 1.190%)(Ê) 200 163
1.922% due 10/24/31 (SOFR +
1.370%)(Ê) 3,150 2,311
2.676% due 06/19/41 (SOFR +
1.930%)(Ê) 310 196
4.330% due 03/15/50 (USD 3 Month
LIBOR + 1.520%)(Ê) 60 47
Bank of New York Mellon Corp. (The)
5.834% due 10/25/33 (SOFR +
2.074%)(Ê) 250 250
BAT Capital Corp.
Series WI

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — October 31, 2022
See accompanying notes which are an integral part of the financial statements.
402 Strategic Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
3.557% due 08/15/27 910 792
Becton Dickinson and Co.
3.363% due 06/06/24 3,871 3,757
4.685% due 12/15/44 70 59
Bed Bath & Beyond, Inc.
3.749% due 08/01/24 950 197
Berkshire Hathaway Energy Co.
Series WI
3.500% due 02/01/25 2,864 2,774
Berkshire Hathaway Finance Corp.
2.875% due 03/15/32 3,443 2,862
Berkshire Hathaway, Inc.
3.125% due 03/15/26 3,195 3,028
Berry Global, Inc.
Series WI
0.950% due 02/15/24 3,389 3,187
Berry Petroleum Corp.
7.000% due 02/15/26 (Þ) 690 618
BlackRock TCP Capital Corp.
3.900% due 08/23/24 3,732 3,532
Blackstone Holdings Finance Co. LLC
6.200% due 04/22/33 1,470 1,467
3.200% due 01/30/52 (Þ) 340 206
Blackstone Mortgage Trust, Inc.
5.500% due 03/15/27 300 262
Boardwalk Pipelines, LP
5.950% due 06/01/26 1,495 1,497
4.800% due 05/03/29 1,963 1,786
Boeing Co. (The)
4.875% due 05/01/25 800 781
2.196% due 02/04/26 1,800 1,591
2.700% due 02/01/27 140 121
2.800% due 03/01/27 150 130
3.200% due 03/01/29 700 583
5.150% due 05/01/30 500 462
3.250% due 02/01/35 300 212
5.705% due 05/01/40 590 512
3.750% due 02/01/50 170 109
5.805% due 05/01/50 920 791
3.950% due 08/01/59 1,030 645
5.930% due 05/01/60 120 101
Bon Secours Mercy Health, Inc.
3.464% due 06/01/30 300 263
BP Capital Markets America, Inc.
3.000% due 02/24/50 1,020 643
Brightsphere Investment Group, Inc.
4.800% due 07/27/26 160 143
Bristol-Myers Squibb Co.
2.350% due 11/13/40 110 72
Series WI
3.900% due 02/20/28 1,305 1,237
Broadcom, Inc.
3.187% due 11/15/36 (Þ) 1,030 703
Brown & Brown, Inc.
4.200% due 09/15/24 3,753 3,653
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Brunswick Corp.
2.400% due 08/18/31 4,216 2,949
Buckeye Partners, LP
3.950% due 12/01/26 529 464
5.850% due 11/15/43 236 177
Burlington Northern Santa Fe LLC
4.400% due 03/15/42 340 287
Cameron LNG LLC
3.701% due 01/15/39 (Þ) 130 98
Capital One Financial Corp.
2.618% due 11/02/32 (SOFR +
1.265%)(Ê) 3,946 2,877
Carlyle Holdings II Finance LLC
5.625% due 03/30/43 (Þ) 2,589 2,169
Carrier Global Corp.
Series WI
2.700% due 02/15/31 3,666 2,930
3.577% due 04/05/50 110 74
CBL & Associated Properties, Inc.
5.250% due 12/01/23 (Š) 400 —
CCO Holdings LLC / CCO Holdings
Capital Corp.
4.500% due 08/15/30 (Þ) 50 41
Series WI
4.500% due 05/01/32 480 379
CDW LLC / CDW Finance Corp.
3.250% due 02/15/29 3,687 3,014
Centene Corp.
Series WI
4.250% due 12/15/27 280 258
4.625% due 12/15/29 380 344
3.375% due 02/15/30 390 324
CenterPoint Energy Houston Electric
LLC
4.500% due 04/01/44 550 463
CenturyLink, Inc.
Series G
6.875% due 01/15/28 253 214
Charles Schwab Corp. (The)
2.000% due 03/20/28 270 230
Series G
5.375% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.971%)(Ê)(ƒ) 680 664
Series H
4.000% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 10 Year + 3.079%)(Ê)(ƒ) 890 661
Charter Communications Operating
LLC / Charter Communications
Operating Capital
2.250% due 01/15/29 810 639
5.050% due 03/30/29 460 423
3.500% due 06/01/41 730 461
3.500% due 03/01/42 260 162
5.750% due 04/01/48 40 32

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — October 31, 2022
See accompanying notes which are an integral part of the financial statements.
Strategic Bond Fund 403
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
5.250% due 04/01/53 780 586
3.850% due 04/01/61 230 133
3.950% due 06/30/62 520 304
Series WI
4.908% due 07/23/25 3,513 3,410
3.750% due 02/15/28 10 9
6.384% due 10/23/35 70 64
6.484% due 10/23/45 60 53
6.834% due 10/23/55 80 72
Cheniere Corpus Christi Holdings LLC
Series WI
5.125% due 06/30/27 3,187 3,109
Cheniere Energy Partners, LP
Series WI
3.250% due 01/31/32 200 156
Chesapeake Energy Corp.
5.500% due 02/01/26 (Þ) 400 388
Chevron Corp.
1.554% due 05/11/25 3,735 3,446
0.687% due 08/12/25 3,875 3,467
2.343% due 08/12/50 470 278
Cigna Corp.
2.400% due 03/15/30 140 114
3.200% due 03/15/40 260 185
Series WI
4.375% due 10/15/28 1,450 1,365
4.800% due 08/15/38 290 256
Cimarex Energy Co.
4.375% due 03/15/29 500 393
Cintas Corp. No. 2
3.700% due 04/01/27 220 207
Cisco Systems, Inc.
3.625% due 03/04/24 2,347 2,312
CIT Bank NA
Series BKNT
2.969% due 09/27/25 (CME Term
SOFR 3 Month + 1.715%)(Ê) 2,270 2,139
Citigroup, Inc.
3.106% due 04/08/26 (SOFR +
2.842%)(Ê) 340 317
3.980% due 03/20/30 (USD 3 Month
LIBOR + 1.338%)(Ê) 300 264
2.976% due 11/05/30 (SOFR +
1.422%)(Ê) 820 669
4.412% due 03/31/31 (SOFR +
3.914%)(Ê) 670 598
2.572% due 06/03/31 (SOFR +
2.107%)(Ê) 340 266
2.561% due 05/01/32 (SOFR +
1.167%)(Ê) 1,500 1,143
3.785% due 03/17/33 (SOFR +
1.939%)(Ê) 490 406
8.125% due 07/15/39 1,095 1,263
4.650% due 07/23/48 85 68
Series Y
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
4.150% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.000%)(Ê)(ƒ) 930 726
Citizens Financial Group, Inc.
2.500% due 02/06/30 3,717 2,875
Clorox Co. (The)
1.800% due 05/15/30 770 590
Coca-Cola Co. (The)
1.375% due 03/15/31 180 137
4.125% due 03/25/40 330 275
Comcast Corp.
3.700% due 04/15/24 3,381 3,318
3.400% due 04/01/30 400 353
4.250% due 10/15/30 330 303
7.050% due 03/15/33 530 576
3.250% due 11/01/39 180 130
3.750% due 04/01/40 70 54
3.400% due 07/15/46 50 34
4.000% due 03/01/48 320 241
Series WI
2.887% due 11/01/51 753 452
2.937% due 11/01/56 109 63
2.987% due 11/01/63 334 188
CommonSpirit Health
2.782% due 10/01/30 320 249
4.350% due 11/01/42 50 39
3.910% due 10/01/50 320 215
Commonwealth Edison Co.
6.450% due 01/15/38 440 457
Consumers Energy Co.
2.500% due 05/01/60 110 58
Continental Resources, Inc.
2.268% due 11/15/26 (Þ) 330 281
2.875% due 04/01/32 (Þ) 470 343
Series WI
4.375% due 01/15/28 910 816
Corning, Inc.
3.900% due 11/15/49 140 96
Corporate Office Properties Trust
2.000% due 01/15/29 4,032 3,007
Costco Wholesale Corp.
2.750% due 05/18/24 3,237 3,145
Coterra Energy, Inc.
3.900% due 05/15/27 (Þ) 830 765
4.375% due 03/15/29 (Þ) 860 788
Crown Cork & Seal Co., Inc.
7.375% due 12/15/26 356 360
CVS Health Corp.
3.625% due 04/01/27 150 139
4.300% due 03/25/28 371 348
3.250% due 08/15/29 385 334
3.750% due 04/01/30 140 124
2.125% due 09/15/31 640 490
4.780% due 03/25/38 960 833
4.125% due 04/01/40 180 141

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — October 31, 2022
See accompanying notes which are an integral part of the financial statements.
404 Strategic Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Danaher Corp.
2.800% due 12/10/51 110 68
DCP Midstream Operating, LP
3.250% due 02/15/32 430 342
6.450% due 11/03/36 (Þ) 200 189
Series A
7.375% due 12/31/99 (USD 3 Month
LIBOR + 5.148%)(Ê)(ƒ) 5,740 5,654
Dell International LLC / EMC Corp.
Series WI
8.100% due 07/15/36 270 286
Delta Air Lines, Inc.
7.000% due 05/01/25 (Þ) 2,360 2,393
7.375% due 01/15/26 920 939
4.375% due 04/19/28 216 193
3.750% due 10/28/29 263 217
Delta Air Lines, Inc. / SkyMiles IP, Ltd.
4.500% due 10/20/25 (Þ) 860 838
4.750% due 10/20/28 (Þ) 1,460 1,358
Devon Energy Corp.
5.850% due 12/15/25 450 453
7.875% due 09/30/31 20 22
5.600% due 07/15/41 340 311
5.000% due 06/15/45 640 534
Series WI
5.250% due 10/15/27 91 90
5.875% due 06/15/28 519 520
4.500% due 01/15/30 790 721
DH Europe Finance II SARL
2.600% due 11/15/29 2,992 2,543
Diamondback Energy, Inc.
3.500% due 12/01/29 1,090 940
4.400% due 03/24/51 510 382
DISH DBS Corp.
5.750% due 12/01/28 (Þ) 640 516
DISH Network Corp.
2.375% due 03/15/24 1,100 998
Dollar General Corp.
4.625% due 11/01/27 3,138 3,030
Dominion Energy, Inc.
Series C
3.375% due 04/01/30 310 266
DPL, Inc.
Series AI
4.350% due 04/15/29 499 427
Dresdner Funding Trust I
8.151% due 06/30/31 (Þ) 477 487
Duke Energy Carolinas LLC
6.100% due 06/01/37 660 642
Duke Energy Indiana LLC
Series YYY
3.250% due 10/01/49 290 185
Duke Energy Ohio, Inc.
3.650% due 02/01/29 140 127
2.125% due 06/01/30 100 79
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Edison International
4.950% due 04/15/25 510 502
Series A
5.375% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.698%)(Ê)(ƒ) 680 555
Series B
5.000% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.901%)(Ê)(ƒ) 400 324
El Paso Natural Gas Co. LLC
7.500% due 11/15/26 1,170 1,237
Elevance Health, Inc.
3.500% due 08/15/24 3,170 3,076
4.101% due 03/01/28 160 150
4.100% due 05/15/32 1,090 981
5.500% due 10/15/32 1,040 1,036
4.375% due 12/01/47 40 32
Enable Midstream Partners, LP
Series WI
3.900% due 05/15/24 1,246 1,211
Enbridge Energy Partners, LP
7.375% due 10/15/45 2,006 2,131
Energy Transfer, LP
4.500% due 04/15/24 1,100 1,080
2.900% due 05/15/25 100 93
5.500% due 06/01/27 860 837
3.750% due 05/15/30 570 484
5.300% due 04/01/44 50 39
6.250% due 04/15/49 120 105
Series 10Y
4.950% due 06/15/28 160 149
Series B
6.625% due 12/31/99 (USD 3 Month
LIBOR + 4.155%)(Ê)(ƒ) 440 315
Series F
6.750% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 5.134%)(Ê)(ƒ) 830 710
Series G
7.125% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 5.306%)(Ê)(ƒ) 2,670 2,214
Series H
6.500% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 5.694%)(Ê)(ƒ) 190 163
EnLink Midstream LLC
5.625% due 01/15/28 (Þ) 810 776
EnLink Midstream Partners, LP
5.050% due 04/01/45 347 252
5.450% due 06/01/47 93 71
Enterprise Products Operating LLC
4.150% due 10/16/28 480 442
2.800% due 01/31/30 380 317
7.550% due 04/15/38 40 43

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — October 31, 2022
See accompanying notes which are an integral part of the financial statements.
Strategic Bond Fund 405
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
5.700% due 02/15/42 140 129
4.850% due 03/15/44 340 279
3.700% due 01/31/51 650 437
3.300% due 02/15/53 70 44
3.950% due 01/31/60 250 166
5.375% due 02/15/78 (USD 3 Month
LIBOR + 2.570%)(Ê) 1,460 1,058
Series D
6.875% due 03/01/33 770 808
Series E
5.250% due 08/16/77 (USD 3 Month
LIBOR + 3.033%)(Ê) 3,381 2,643
EOG Resources, Inc.
4.375% due 04/15/30 610 578
4.950% due 04/15/50 10 9
EPR Properties Co.
4.500% due 06/01/27 3,000 2,491
EQM Midstream Partners, LP
7.500% due 06/01/27 (Þ) 420 415
Series 10Y
5.500% due 07/15/28 375 335
Series 30Y
6.500% due 07/15/48 399 307
EQT Corp.
5.678% due 10/01/25 350 346
3.125% due 05/15/26 (Þ) 250 227
3.900% due 10/01/27 510 458
7.000% due 02/01/30 430 441
3.625% due 05/15/31 (Þ) 110 91
Equifax, Inc.
2.350% due 09/15/31 1,120 828
Equities Corp.
6.125% due 02/01/25 910 912
Exelon Corp.
4.950% due 06/15/35 2,200 1,981
Extra Space Storage, LP
3.900% due 04/01/29 640 561
Exxon Mobil Corp.
2.992% due 03/19/25 3,591 3,436
3.482% due 03/19/30 200 181
4.227% due 03/19/40 500 428
4.114% due 03/01/46 250 200
4.327% due 03/19/50 60 50
3.452% due 04/15/51 110 79
Fidelity & Guaranty Life Holdings, Inc.
5.500% due 05/01/25 (Þ) 150 147
FirstEnergy Corp.
2.050% due 03/01/25 161 148
Series A
1.600% due 01/15/26 927 806
Series B
3.900% due 07/15/27 60 56
2.250% due 09/01/30 371 286
Series C
4.850% due 07/15/47 295 243
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
3.400% due 03/01/50 578 359
FirstEnergy Transmission LLC
4.350% due 01/15/25 (Þ) 351 339
Florida Gas Transmission Co. LLC
2.300% due 10/01/31 (Þ) 1,510 1,126
Florida Power & Light Co.
3.150% due 10/01/49 150 101
Ford Holdings LLC
9.300% due 03/01/30 266 298
Ford Motor Co.
4.346% due 12/08/26 583 542
7.450% due 07/16/31 326 327
4.750% due 01/15/43 779 543
7.400% due 11/01/46 84 77
5.291% due 12/08/46 223 165
Ford Motor Credit Co. LLC
3.664% due 09/08/24 1,060 1,005
2.300% due 02/10/25 850 769
5.125% due 06/16/25 200 193
4.950% due 05/28/27 900 824
4.125% due 08/17/27 280 249
5.113% due 05/03/29 1,014 906
Series GMTN
4.389% due 01/08/26 281 259
Fortinet, Inc.
2.200% due 03/15/31 420 315
Fortive Corp.
Series WI
3.150% due 06/15/26 3,263 2,998
Fox Corp.
Series WI
5.476% due 01/25/39 370 318
Freeport-McMoRan, Inc.
5.400% due 11/14/34 610 542
Frontier Communications Corp.
Series E
6.860% due 02/01/28 367 342
FS KKR Capital Corp.
3.400% due 01/15/26 4,006 3,527
GE Capital International Funding Co.,
ULC
Series WI
4.418% due 11/15/35 551 486
General Dynamics Corp.
3.250% due 04/01/25 3,661 3,517
3.625% due 04/01/30 370 336
4.250% due 04/01/40 650 558
4.250% due 04/01/50 80 67
General Electric Co.
Series MTNA
6.750% due 03/15/32 54 59
General Motors Co.
6.125% due 10/01/25 660 657
5.600% due 10/15/32 400 363
6.250% due 10/02/43 450 395

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — October 31, 2022
See accompanying notes which are an integral part of the financial statements.
406 Strategic Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
6.750% due 04/01/46 40 37
Genting New York LLC
3.300% due 02/15/26 (Þ) 1,410 1,236
Georgia Power Co.
Series A
2.200% due 09/15/24 3,322 3,129
Gilead Sciences, Inc.
3.650% due 03/01/26 3,180 3,011
5.650% due 12/01/41 190 182
GLP Capital, LP / GLP Financing II,
Inc.
5.375% due 04/15/26 1,167 1,114
5.300% due 01/15/29 1,806 1,627
Goldman Sachs Group, Inc. (The)
4.250% due 10/21/25 510 488
3.500% due 11/16/26 200 183
3.615% due 03/15/28 (SOFR +
1.846%)(Ê) 1,310 1,181
3.814% due 04/23/29 (USD 3 Month
LIBOR + 1.158%)(Ê) 550 488
4.223% due 05/01/29 (USD 3 Month
LIBOR + 1.301%)(Ê) 120 109
3.800% due 03/15/30 1,090 939
5.150% due 05/22/45 270 219
Series DMTN
2.383% due 07/21/32 (SOFR +
1.248%)(Ê) 2,740 2,039
Golub Capital BDC, Inc.
3.375% due 04/15/24 3,892 3,704
H.B. Fuller Co.
4.000% due 02/15/27 229 210
Halliburton Co.
5.000% due 11/15/45 90 75
Hawaiian Brand Intellectual Property,
Ltd. / HawaiianMiles Loyalty, Ltd.
5.750% due 01/20/26 (Þ) 2,770 2,550
HCA, Inc.
7.690% due 06/15/25 322 332
5.125% due 06/15/39 160 133
Hershey Co. (The)
1.700% due 06/01/30 460 360
Hexcel Corp.
4.700% due 08/15/25 437 419
Home Depot, Inc. (The)
3.000% due 04/01/26 3,225 3,031
2.700% due 04/15/30 230 195
3.300% due 04/15/40 150 112
3.350% due 04/15/50 340 236
Howmet Aerospace, Inc.
5.125% due 10/01/24 192 190
6.875% due 05/01/25 790 808
5.950% due 02/01/37 437 400
HSBC Holdings PLC
7.200% due 07/15/97 2,189 2,142
Humana, Inc.
4.500% due 04/01/25 80 78
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
8.150% due 06/15/38 2,243 2,516
4.625% due 12/01/42 150 123
4.950% due 10/01/44 90 77
Intel Corp.
2.800% due 08/12/41 370 237
4.900% due 08/05/52 220 181
3.200% due 08/12/61 530 305
Inter-American Development Bank
Series GMTN
4.027% due 02/04/25 (SOFR +
0.250%)(Ê) 4,770 4,779
Intercontinental Exchange, Inc.
4.600% due 03/15/33 1,190 1,093
4.950% due 06/15/52 10 9
Invitation Homes, Inc.
2.300% due 11/15/28 3,786 3,013
4.150% due 04/15/32 990 823
JC Penney Corp., Inc.
7.400% due 04/01/37 (Æ)(Ø)(Š) 250 —
Jefferies Financial Group, Inc.
6.625% due 10/23/43 3,000 2,674
Jefferies Group LLC
6.500% due 01/20/43 2,635 2,416
Johnson & Johnson
2.100% due 09/01/40 260 171
2.450% due 09/01/60 360 203
JPMorgan Chase & Co.
4.203% due 07/23/29 (USD 3 Month
LIBOR + 1.260%)(Ê) 50 45
4.452% due 12/05/29 (USD 3 Month
LIBOR + 1.330%)(Ê) 230 210
8.750% due 09/01/30 800 907
2.522% due 04/22/31 (SOFR +
2.040%)(Ê) 170 134
2.956% due 05/13/31 (SOFR +
2.515%)(Ê) 1,070 842
1.953% due 02/04/32 (SOFR +
1.065%)(Ê) 1,670 1,223
2.580% due 04/22/32 (SOFR +
1.250%)(Ê) 1,110 853
2.545% due 11/08/32 (SOFR +
1.180%)(Ê) 300 226
4.586% due 04/26/33 (SOFR +
1.800%)(Ê) 940 837
4.260% due 02/22/48 (USD 3 Month
LIBOR + 1.580%)(Ê) 300 233
3.109% due 04/22/51 (SOFR +
2.440%)(Ê) 160 100
3.328% due 04/22/52 (SOFR +
1.580%)(Ê) 390 253
Series KK
3.650% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.850%)(Ê)(ƒ) 780 645
Kaiser Foundation Hospitals
4.150% due 05/01/47 130 103

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — October 31, 2022
See accompanying notes which are an integral part of the financial statements.
Strategic Bond Fund 407
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2019
3.266% due 11/01/49 90 60
Series 2021
2.810% due 06/01/41 330 221
3.002% due 06/01/51 70 43
Kimco Realty Corp.
2.250% due 12/01/31 990 729
Kinder Morgan Energy Partners, LP
7.300% due 08/15/33 2,904 3,013
5.500% due 03/01/44 40 34
5.400% due 09/01/44 30 25
Kinder Morgan, Inc.
4.300% due 06/01/25 290 282
5.550% due 06/01/45 310 268
5.050% due 02/15/46 170 137
Kite Realty Group Trust
4.000% due 03/15/25 3,259 3,078
KKR Group Finance Co. II LLC
5.500% due 02/01/43 (Þ) 50 44
KKR Group Finance Co. III LLC
5.125% due 06/01/44 (Þ) 350 295
KLA Corp.
4.650% due 07/15/32 410 389
4.950% due 07/15/52 80 70
Kraft Heinz Foods Co.
Series WI
3.000% due 06/01/26 3,495 3,226
Kroger Co. (The)
3.500% due 02/01/26 3,209 3,005
Kyndryl Holdings, Inc.
Series WI
3.150% due 10/15/31 1,080 675
4.100% due 10/15/41 910 499
L Brands, Inc.
7.600% due 07/15/37 65 51
L3Harris Technologies, Inc.
2.900% due 12/15/29 850 707
Laboratory Corp. of America Holdings
3.250% due 09/01/24 3,848 3,706
Lam Research Corp.
1.900% due 06/15/30 410 322
2.875% due 06/15/50 210 131
Las Vegas Sands Corp.
3.200% due 08/08/24 2,740 2,609
2.900% due 06/25/25 4,496 4,072
Lehman Brothers Holdings, Inc.
7.000% due 09/27/27 (Æ)(Ø) 734 3
6.875% due 05/02/49 (Æ)(Ø) 681 2
6.625% due 12/31/49 (Æ)(Ø) 455 2
Lennar Corp.
Series WI
5.000% due 06/15/27 20 19
Lennox International, Inc.
1.700% due 08/01/27 400 334
Liberty Interactive LLC
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
8.250% due 02/01/30 294 184
Liberty Mutual Group, Inc.
7.800% due 03/15/37 (Þ) 218 240
Lithia Motors, Inc.
4.625% due 12/15/27 (Þ) 180 160
3.875% due 06/01/29 (Þ) 230 185
Lockheed Martin Corp.
1.850% due 06/15/30 520 417
3.900% due 06/15/32 270 247
4.500% due 05/15/36 100 91
4.150% due 06/15/53 140 112
4.300% due 06/15/62 260 207
Series B
6.150% due 09/01/36 2,696 2,820
Lowe's Cos., Inc.
2.500% due 04/15/26 3,551 3,247
4.500% due 04/15/30 210 196
1.700% due 10/15/30 360 271
2.800% due 09/15/41 370 236
3.000% due 10/15/50 530 318
M&T Bank Corp.
3.500% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.679%)(Ê)(ƒ) 110 81
Macy's Retail Holdings, Inc.
4.500% due 12/15/34 508 348
6.375% due 03/15/37 50 38
Magallanes, Inc.
4.279% due 03/15/32 (Þ) 450 363
5.050% due 03/15/42 (Þ) 2,300 1,683
5.141% due 03/15/52 (Þ) 2,000 1,396
Main Street Capital Corp.
5.200% due 05/01/24 3,798 3,704
Markel Corp.
5.000% due 05/20/49 2,599 2,120
Mars, Inc.
2.375% due 07/16/40 (Þ) 740 473
Marsh & McLennan Cos., Inc.
3.875% due 03/15/24 3,028 2,974
2.375% due 12/15/31 700 542
Massachusetts Mutual Life Insurance
Co.
3.375% due 04/15/50 (Þ) 520 336
Mastercard, Inc.
3.850% due 03/26/50 380 298
Mattel, Inc.
6.200% due 10/01/40 353 301
McDonald's Corp.
Series MTN
3.500% due 07/01/27 3,889 3,622
3.600% due 07/01/30 310 278
4.450% due 03/01/47 300 244
4.450% due 09/01/48 300 243
3.625% due 09/01/49 60 42
4.200% due 04/01/50 200 156
MDC Holdings, Inc.

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — October 31, 2022
See accompanying notes which are an integral part of the financial statements.
408 Strategic Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
2.500% due 01/15/31 400 267
6.000% due 01/15/43 260 196
Merck & Co., Inc.
2.350% due 06/24/40 160 106
Meta Platforms, Inc.
3.500% due 08/15/27 (Þ) 3,248 2,982
3.850% due 08/15/32 (Þ) 310 264
4.450% due 08/15/52 (Þ) 280 208
Micron Technology, Inc.
2.703% due 04/15/32 450 330
Microsoft Corp.
3.125% due 11/03/25 3,192 3,072
3.450% due 08/08/36 330 283
2.525% due 06/01/50 920 577
2.921% due 03/17/52 200 135
Mid-America Apartments, LP
3.750% due 06/15/24 3,188 3,102
MidAmerican Energy Co.
3.650% due 04/15/29 160 146
3.150% due 04/15/50 370 242
Midwest Connector Capital Co. LLC
3.900% due 04/01/24 (Þ) 2,885 2,776
Mileage Plus Holdings LLC / Mileage
Plus Intellectual Property Assets,
Ltd.
6.500% due 06/20/27 (Þ) 1,121 1,108
Molson Coors Beverage Co.
4.200% due 07/15/46 160 118
Mondelez International Holdings
Netherlands BV
2.250% due 09/19/24 (Þ) 1,696 1,595
0.750% due 09/24/24 (Þ) 1,741 1,592
Mondelez International, Inc.
1.250% due 09/24/26 (Þ) 500 427
1.875% due 10/15/32 3,796 2,750
2.625% due 09/04/50 190 110
Morgan Stanley
2.188% due 04/28/26 (SOFR +
1.990%)(Ê) 130 119
1.593% due 05/04/27 (SOFR +
0.879%)(Ê) 220 188
6.342% due 10/18/33 (SOFR +
2.560%)(Ê) 220 223
2.484% due 09/16/36 (SOFR +
1.360%)(Ê) 1,690 1,196
5.297% due 04/20/37 (SOFR +
2.620%)(Ê) 510 452
3.217% due 04/22/42 (SOFR +
1.485%)(Ê) 590 401
Series GMTN
4.431% due 01/23/30 (USD 3 Month
LIBOR + 1.628%)(Ê) 40 36
2.239% due 07/21/32 (SOFR +
1.178%)(Ê) 670 494
Series MTN
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
3.622% due 04/01/31 (SOFR +
3.120%)(Ê) 270 230
1.794% due 02/13/32 (SOFR +
1.034%)(Ê) 30 22
2.511% due 10/20/32 (SOFR +
1.200%)(Ê) 190 143
MPLX, LP
4.800% due 02/15/29 280 259
4.500% due 04/15/38 520 415
4.700% due 04/15/48 150 112
Series 0006
5.200% due 03/01/47 150 120
Murphy Oil Corp.
7.050% due 05/01/29 30 30
5.875% due 12/01/42 289 228
Navient Corp.
Series MTN
5.625% due 08/01/33 460 324
NBCUniversal Media LLC
4.450% due 01/15/43 19 15
Nestle Holdings, Inc.
0.606% due 09/14/24 (Þ) 3,619 3,346
New York Life Insurance Co.
3.750% due 05/15/50 (Þ) 480 339
4.450% due 05/15/69 (Þ) 180 135
Newell Brands, Inc.
4.200% due 04/01/26 987 918
5.375% due 04/01/36 118 98
5.500% due 04/01/46 134 103
NextEra Energy Capital Holdings, Inc.
4.625% due 07/15/27 3,142 3,021
NextEra Energy Operating Partners, LP
4.250% due 07/15/24 (Þ) 190 184
NGPL PipeCo LLC
7.768% due 12/15/37 (Þ) 2,298 2,288
Nordstrom, Inc.
5.000% due 01/15/44 230 145
Series WI
4.250% due 08/01/31 56 41
Northrop Grumman Corp.
5.150% due 05/01/40 570 525
5.050% due 11/15/40 60 54
5.250% due 05/01/50 120 111
Series 000N
4.030% due 10/15/47 300 236
Series F0TZ
3.250% due 01/15/28 3,268 2,954
Northwest Pipeline LLC
7.125% due 12/01/25 990 1,016
Series WI
4.000% due 04/01/27 380 352
Northwestern Mutual Life Insurance
Co. (The)
3.450% due 03/30/51 (Þ) 900 586
3.625% due 09/30/59 (Þ) 280 179
NRG Energy, Inc.

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — October 31, 2022
See accompanying notes which are an integral part of the financial statements.
Strategic Bond Fund 409
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
2.450% due 12/02/27 (Þ) 1,250 1,027
Nuveen LLC
4.000% due 11/01/28 (Þ) 400 366
NVIDIA Corp.
3.500% due 04/01/40 100 76
3.500% due 04/01/50 10 7
3.700% due 04/01/60 80 55
Oaktree Specialty Lending Corp.
2.700% due 01/15/27 3,615 2,998
Occidental Petroleum Corp.
2.900% due 08/15/24 873 840
8.000% due 07/15/25 410 433
5.550% due 03/15/26 350 355
3.400% due 04/15/26 212 200
3.500% due 08/15/29 421 382
7.500% due 05/01/31 155 167
6.450% due 09/15/36 539 535
7.950% due 06/15/39 170 184
6.200% due 03/15/40 572 550
4.500% due 07/15/44 175 144
4.625% due 06/15/45 110 90
6.600% due 03/15/46 217 214
4.400% due 04/15/46 204 166
4.100% due 02/15/47 50 39
Oceaneering International, Inc.
6.000% due 02/01/28 473 422
Office Properties Income Trust
2.400% due 02/01/27 3,857 2,650
Ohio Edison Co.
5.500% due 01/15/33 (Þ) 280 271
Old Republic International Corp.
4.875% due 10/01/24 3,149 3,117
Omega Healthcare Investors, Inc.
3.250% due 04/15/33 4,263 2,965
Oncor Electric Delivery Co. LLC
4.150% due 06/01/32 (Þ) 170 156
3.100% due 09/15/49 230 150
Oracle Corp.
3.900% due 05/15/35 3,643 2,819
4.000% due 07/15/46 1,020 681
Otis Worldwide Corp.
Series WI
2.565% due 02/15/30 220 179
Owl Rock Capital Corp.
2.875% due 06/11/28 4,137 3,121
Pacific Gas and Electric Co.
2.100% due 08/01/27 260 214
3.000% due 06/15/28 300 247
2.500% due 02/01/31 160 120
3.300% due 08/01/40 60 39
4.750% due 02/15/44 230 166
4.950% due 07/01/50 210 157
3.500% due 08/01/50 70 43
Pactiv LLC
7.950% due 12/15/25 202 188
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
8.375% due 04/15/27 125 113
Park-Ohio Industries, Inc.
Series WI
6.625% due 04/15/27 370 259
Parsley Energy LLC / Parsley Finance
Corp.
4.125% due 02/15/28 (Þ) 50 45
PayPal Holdings, Inc.
4.400% due 06/01/32 640 588
3.250% due 06/01/50 190 123
5.050% due 06/01/52 90 78
PepsiCo, Inc.
2.625% due 03/19/27 3,301 3,006
1.625% due 05/01/30 30 24
3.900% due 07/18/32 450 417
Perrigo Finance Unlimited Co.
4.375% due 03/15/26 997 934
Pfizer, Inc.
2.550% due 05/28/40 110 76
PG&E Wildfire Recovery Funding LLC
Series A-3
5.081% due 06/01/41 310 281
Series A-4
5.212% due 12/01/47 90 84
Series A-5
5.099% due 06/01/52 20 18
Philip Morris International, Inc.
3.250% due 11/10/24 3,543 3,409
2.100% due 05/01/30 300 229
1.750% due 11/01/30 790 579
Pioneer Natural Resources Co.
2.150% due 01/15/31 1,000 774
Plains All American Pipeline, LP
Series B
6.125% due 12/31/99 (USD 3 Month
LIBOR + 4.110%)(Ê)(ƒ) 1,370 1,138
Plains All American Pipeline, LP / PAA
Finance Corp.
Series WI
6.700% due 05/15/36 50 48
Procter & Gamble Co. (The)
2.800% due 03/25/27 3,312 3,054
3.000% due 03/25/30 260 232
1.200% due 10/29/30 180 137
Progress Energy, Inc.
7.750% due 03/01/31 2,142 2,350
Prologis, LP
1.250% due 10/15/30 680 498
Prospect Capital Corp.
3.706% due 01/22/26 3,827 3,276
QUALCOMM, Inc.
4.250% due 05/20/32 370 348
4.500% due 05/20/52 140 116
Range Resources Corp.
Series WI
4.875% due 05/15/25 360 347

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — October 31, 2022
See accompanying notes which are an integral part of the financial statements.
410 Strategic Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
8.250% due 01/15/29 30 31
Raytheon Technologies Corp.
4.625% due 11/16/48 420 353
Series WI
3.200% due 03/15/24 3,032 2,952
Republic Services, Inc.
0.875% due 11/15/25 4,032 3,530
3.375% due 11/15/27 1,080 981
Resorts World Las Vegas LLC / RWLV
Capital, Inc.
4.625% due 04/16/29 (Þ) 600 430
Roche Holdings, Inc.
2.132% due 03/10/25 (Þ) 3,329 3,127
Rocket Mortgage LLC / Rocket
Mortgage Co-Issuer, Inc.
2.875% due 10/15/26 (Þ) 410 342
Rockies Express Pipeline LLC
3.600% due 05/15/25 (Þ) 98 91
4.950% due 07/15/29 (Þ) 289 254
4.800% due 05/15/30 (Þ) 300 253
6.875% due 04/15/40 (Þ) 117 96
Royal Caribbean Cruises, Ltd.
3.700% due 03/15/28 275 199
S&P Global, Inc.
1.250% due 08/15/30 140 104
3.250% due 12/01/49 90 61
Sabra Health Care, LP
Series WI
5.125% due 08/15/26 3,498 3,173
Safeway, Inc.
7.250% due 02/01/31 356 343
Salesforce.com, Inc.
1.950% due 07/15/31 190 148
2.900% due 07/15/51 370 238
3.050% due 07/15/61 300 183
San Diego Gas & Electric Co.
Series RRR
3.750% due 06/01/47 370 264
Series VVV
1.700% due 10/01/30 670 513
Santander Holdings USA, Inc.
Series WI
4.400% due 07/13/27 808 730
Seagate HDD Cayman
4.875% due 06/01/27 142 131
5.750% due 12/01/34 164 133
Sealed Air Corp.
6.875% due 07/15/33 (Þ) 300 287
Sempra Energy
4.125% due 04/01/52 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.868%)(Ê) 3,698 2,783
Senior Housing Properties Trust
4.750% due 05/01/24 440 377
Service Properties Trust
4.350% due 10/01/24 418 384
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
4.375% due 02/15/30 565 403
Sherwin-Williams Co. (The)
2.300% due 05/15/30 3,826 3,034
Simon Property Group, LP
3.500% due 09/01/25 320 304
Southern California Edison Co.
2.250% due 06/01/30 790 621
3.650% due 02/01/50 320 214
Series C
4.125% due 03/01/48 470 342
Series G
2.500% due 06/01/31 280 219
Southern Co. (The)
Series 21-A
3.750% due 09/15/51 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.915%)(Ê) 3,978 3,153
Southwest Airlines Co.
5.250% due 05/04/25 130 129
Southwestern Energy Co.
4.750% due 02/01/32 250 216
Spectra Energy Partners, LP
4.750% due 03/15/24 2,787 2,761
Spirit AeroSystems, Inc.
4.600% due 06/15/28 442 317
Sprint Capital Corp.
6.875% due 11/15/28 790 815
8.750% due 03/15/32 761 893
Sprint Corp.
Series WI
7.125% due 06/15/24 1,590 1,607
Sun Communities, Inc.
2.700% due 07/15/31 3,939 2,900
Sunoco Logistics Partners Operations,
LP
3.900% due 07/15/26 330 305
SVB Financial Group
4.570% due 04/29/33 (SOFR +
1.967%)(Ê) 1,300 1,092
Synchrony Financial
5.150% due 03/19/29 2,751 2,467
Targa Resources Corp.
5.200% due 07/01/27 740 714
4.200% due 02/01/33 770 643
Targa Resources Partners, LP / Targa
Resources Partners Finance Corp.
5.500% due 03/01/30 230 212
4.875% due 02/01/31 820 723
4.000% due 01/15/32 470 386
Target Corp.
3.375% due 04/15/29 390 352
TCI Communications, Inc.
7.875% due 02/15/26 2,358 2,541
TD SYNNEX Corp.
Series WI
1.250% due 08/09/24 1,630 1,507

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — October 31, 2022
See accompanying notes which are an integral part of the financial statements.
Strategic Bond Fund 411
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Teachers Insurance & Annuity
Association of America
4.375% due 09/15/54 (USD 3 Month
LIBOR + 2.661%)(Ê)(Þ) 200 191
Tenet Healthcare Corp.
6.875% due 11/15/31 255 216
Tennessee Gas Pipeline Co. LLC
2.900% due 03/01/30 (Þ) 1,640 1,335
Texas Instruments, Inc.
2.250% due 09/04/29 300 253
1.750% due 05/04/30 270 215
3.650% due 08/16/32 540 483
3.875% due 03/15/39 400 332
Thermo Fisher Scientific, Inc.
5.300% due 02/01/44 2,813 2,664
Time Warner Cable LLC
6.550% due 05/01/37 320 285
7.300% due 07/01/38 960 896
6.750% due 06/15/39 70 62
5.500% due 09/01/41 2,500 1,962
Time Warner Entertainment Co., LP
8.375% due 07/15/33 340 359
T-Mobile USA, Inc.
2.625% due 02/15/29 170 141
2.875% due 02/15/31 380 306
Series WI
3.875% due 04/15/30 980 867
2.550% due 02/15/31 3,509 2,775
2.700% due 03/15/32 820 641
3.000% due 02/15/41 400 269
3.300% due 02/15/51 420 269
Transcontinental Gas Pipe Line Co.
LLC
4.450% due 08/01/42 920 735
Series WI
7.850% due 02/01/26 1,770 1,865
3.250% due 05/15/30 190 160
TWDC Enterprises 18 Corp.
Series MTNB
7.000% due 03/01/32 2,778 3,048
Tyson Foods, Inc.
4.875% due 08/15/34 3,130 2,917
Union Pacific Corp.
6.625% due 02/01/29 2,832 3,020
3.750% due 02/05/70 320 214
Series WI
2.891% due 04/06/36 610 461
3.839% due 03/20/60 390 279
United Airlines Pass-Through Trust
Series 2020-1 Class B
4.875% due 01/15/26 495 460
United Airlines, Inc.
4.625% due 04/15/29 (Þ) 140 120
Series 144a
4.375% due 04/15/26 (Þ) 910 831
United States Steel Corp.
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
6.650% due 06/01/37 278 232
UnitedHealth Group, Inc.
3.875% due 12/15/28 130 121
2.000% due 05/15/30 660 529
5.350% due 02/15/33 2,370 2,378
5.700% due 10/15/40 400 390
4.750% due 05/15/52 420 367
5.875% due 02/15/53 150 153
Unum Group
4.500% due 12/15/49 3,195 2,096
US Airways Pass-Through Trust
Class A
3.950% due 11/15/25 491 434
Valeant Pharmaceuticals International,
Inc.
5.500% due 11/01/25 (Þ) 600 479
Verizon Communications, Inc.
4.125% due 03/16/27 3,126 2,972
2.100% due 03/22/28 290 244
3.150% due 03/22/30 150 127
7.750% due 12/01/30 340 379
4.500% due 08/10/33 1,490 1,327
5.250% due 03/16/37 890 825
2.650% due 11/20/40 310 197
2.850% due 09/03/41 180 118
4.125% due 08/15/46 40 30
5.500% due 03/16/47 50 46
4.000% due 03/22/50 180 132
2.875% due 11/20/50 60 35
3.000% due 11/20/60 30 17
3.700% due 03/22/61 10 7
Series WI
4.329% due 09/21/28 166 156
4.862% due 08/21/46 390 325
2.987% due 10/30/56 220 127
VICI Properties, Inc.
5.750% due 02/01/27 (Þ) 3,234 3,055
4.950% due 02/15/30 300 271
5.125% due 05/15/32 880 780
Visa, Inc.
2.050% due 04/15/30 180 148
2.700% due 04/15/40 140 99
Vontier Corp.
Series WI
1.800% due 04/01/26 630 522
2.400% due 04/01/28 1,120 865
Voya Financial, Inc.
Series WI
4.700% due 01/23/48 (USD 3 Month
LIBOR + 2.084%)(Ê) 3,276 2,539
Wachovia Corp.
5.500% due 08/01/35 3,040 2,766
Walmart, Inc.
1.800% due 09/22/31 240 190
2.650% due 09/22/51 380 245
Walt Disney Co. (The)

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — October 31, 2022
See accompanying notes which are an integral part of the financial statements.
412 Strategic Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series WI
3.700% due 09/15/24 3,026 2,955
6.650% due 11/15/37 200 217
5.400% due 10/01/43 330 309
Waste Management, Inc.
3.150% due 11/15/27 520 474
Wells Fargo & Co.
2.406% due 10/30/25 (SOFR +
1.087%)(Ê) 3,729 3,473
2.188% due 04/30/26 (SOFR +
2.000%)(Ê) 130 118
3.000% due 10/23/26 450 407
3.196% due 06/17/27 (USD 3 Month
LIBOR + 1.170%)(Ê) 20 18
2.393% due 06/02/28 (SOFR +
2.100%)(Ê) 300 256
3.068% due 04/30/41 (SOFR +
2.530%)(Ê) 610 413
5.375% due 11/02/43 470 399
4.750% due 12/07/46 280 216
5.013% due 04/04/51 (SOFR +
4.502%)(Ê) 980 831
4.611% due 04/25/53 (SOFR +
2.130%)(Ê) 950 757
Welltower, Inc.
3.850% due 06/15/32 260 216
Western Midstream Operating, LP
3.100% due 02/01/25 1,160 1,103
4.650% due 07/01/26 810 767
4.500% due 03/01/28 130 119
4.050% due 02/01/30 1,314 1,156
5.450% due 04/01/44 370 300
5.300% due 03/01/48 270 218
5.500% due 08/15/48 160 129
5.250% due 02/01/50 100 78
Westinghouse Air Brake Technologies
Corp.
Series WI
3.450% due 11/15/26 3,948 3,551
Williams Cos., Inc. (The)
7.750% due 06/15/31 300 320
Workday, Inc.
3.800% due 04/01/32 1,010 863
Wyndham Destinations, Inc.
5.750% due 04/01/27 117 109
Wynn Resorts Finance LLC / Wynn
Resorts Capital Corp.
7.750% due 04/15/25 (Þ) 680 663
Xerox Corp.
4.800% due 03/01/35 455 281
XTO Energy, Inc.
6.750% due 08/01/37 2,170 2,271
Yum! Brands, Inc.
3.875% due 11/01/23 379 372
6.875% due 11/15/37 219 215
639,024
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
International Debt - 19.5%
ABN AMRO Bank NV
4.750% due 07/28/25 (Þ) 3,745 3,535
Adani Ports & Special Economic Zone,
Ltd.
4.000% due 07/30/27 (Þ) 3,264 2,610
Aegon NV
5.500% due 04/11/48 (USD 6 Month
LIBOR + 3.540%)(Ê) 3,328 2,942
AerCap Ireland Capital DAC / AerCap
Global Aviation Trust
3.150% due 02/15/24 750 718
1.750% due 01/30/26 150 128
3.300% due 01/30/32 570 428
3.400% due 10/29/33 300 217
3.850% due 10/29/41 610 405
AES Panama Generation Holdings SRL
4.375% due 05/31/30 (Þ) 3,981 3,133
Agence Francaise de Developpement
EPIC
Series EMTN
4.828% due 11/19/24 (SOFR +
1.000%)(Ê) 4,600 4,665
Air Canada Class A Pass-Through Trust
5.000% due 12/15/23 (Þ) 634 613
Alibaba Group Holding, Ltd.
2.125% due 02/09/31 240 173
2.700% due 02/09/41 250 128
3.150% due 02/09/51 690 334
Alimentation Couche-Tard, Inc.
3.550% due 07/26/27 (Þ) 3,750 3,357
America Movil SAB de CV
5.375% due 04/04/32 (Þ) 3,373 2,855
Anglo American Capital PLC
4.500% due 03/15/28 (Þ) 930 845
Anheuser-Busch InBev Worldwide, Inc.
4.900% due 02/01/46 320 274
5.550% due 01/23/49 770 725
AP Moller - Maersk A/S
4.500% due 06/20/29 (Þ) 3,278 2,973
Arbor Realty CLO, Ltd.
Series 2021-FL2 Class A
1.200% due 05/15/36 (USD 1 Month
LIBOR + 1.100%)(Ê)(Þ) 4,043 3,924
Series 2021-FL4 Class A
1.440% due 11/15/36 (USD 1 Month
LIBOR + 1.350%)(Ê)(Þ) 4,411 4,288
Series 2022-FL1 Class A
1.500% due 01/15/37 (SOFR 30 Day
Average + 1.450%)(Ê)(Þ) 11,240 10,852
Arbor Realty Commercial Real Estate
Notes, Ltd.
Series 2022-FL2 Class A
5.226% due 05/15/37 (CME Term
SOFR 1 Month + 1.850%)(Ê)(Þ) 7,993 7,798
Ares LXI CLO, Ltd.
Series 2021-61A Class A

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — October 31, 2022
See accompanying notes which are an integral part of the financial statements.
Strategic Bond Fund 413
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
5.393% due 10/20/34 (USD 3 Month
LIBOR + 1.150%)(Ê)(Þ) 10,804 10,315
Argentine Republic Government
International Bond
1.000% due 07/09/29 129 26
0.750% due 07/09/30 (~)(Ê) 1,225 258
4.875% due 07/09/41 (~)(Ê) 540 129
Ashtead Capital, Inc.
1.500% due 08/12/26 (Þ) 3,652 3,030
Astrazeneca Finance LLC
1.200% due 05/28/26 3,533 3,079
AstraZeneca PLC
0.700% due 04/08/26 3,576 3,083
Australia & New Zealand Banking
Group, Ltd.
4.500% due 03/19/24 (Þ) 3,628 3,562
Avolon Holdings Funding, Ltd.
3.950% due 07/01/24 (Þ) 130 122
2.875% due 02/15/25 (Þ) 390 349
Avon Products, Inc.
8.950% due 03/15/43 72 65
Banco de Credito del Peru
2.700% due 01/11/25 (Þ) 3,539 3,284
Banco Inbursa SA Institucion de Banca
Multiple
4.125% due 06/06/24 (Þ) 3,195 3,082
Banco Internacional del Peru SAA
Interbank
3.250% due 10/04/26 (Þ) 3,842 3,445
Banco Mercantil del Norte SA
8.375% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 10 Year + 7.760%)(Ê)(ƒ)(Þ) 640 557
Banco Santander Chile
2.700% due 01/10/25 (Þ) 2,946 2,758
Banco Santander Mexico SA Institucion
de Banca Multiple Grupo Financiero
Santander
5.375% due 04/17/25 (Þ) 3,149 3,055
Banco Santander SA
4.175% due 03/24/28 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 2.000%)(Ê) 2,000 1,763
3.225% due 11/22/32 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 1.600%)(Ê) 4,000 2,743
Bancolombia SA
3.000% due 01/29/25 3,257 2,920
Bank of Montreal
3.700% due 06/07/25 3,185 3,048
Bank of Nova Scotia (The)
0.650% due 07/31/24 3,664 3,373
3.450% due 04/11/25 650 619
4.588% due 05/04/37 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.050%)(Ê) 140 115
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
8.625% due 10/27/82 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.389%)(Ê) 540 543
Barclays PLC
4.338% due 05/16/24 (USD 3 Month
LIBOR + 1.356%)(Ê) 600 592
5.088% due 06/20/30 (USD 3 Month
LIBOR + 3.054%)(Ê) 670 563
4.950% due 01/10/47 2,999 2,233
Barings CLO, Ltd.
Series 2021-1A Class AR
5.229% due 10/15/36 (USD 3 Month
LIBOR + 1.150%)(Ê)(Þ) 9,860 9,412
Barrick NA Finance LLC
5.700% due 05/30/41 420 394
BAT Capital Corp.
2.259% due 03/25/28 130 103
3.734% due 09/25/40 270 170
Bayer US Finance LLC
3.375% due 10/08/24 (Þ) 3,288 3,161
BBVA Bancomer SA
4.375% due 04/10/24 (Þ) 3,745 3,666
BDS, Ltd.
Series 2021-FL7 Class A
1.180% due 06/16/36 (USD 1 Month
LIBOR + 1.070%)(Ê)(Þ) 6,121 5,884
Bellemeade Re, Ltd.
Series 2019-3A Class M1C
2.099% due 07/25/29 (USD 1 Month
LIBOR + 1.950%)(Ê)(Þ) 3,630 3,587
Series 2020-4A Class M2B
3.750% due 06/25/30 (USD 1 Month
LIBOR + 3.600%)(Ê)(Þ) 1,616 1,613
Series 2021-2A Class M1A
1.210% due 06/25/31 (SOFR 30 Day
Average + 1.200%)(Ê)(Þ) 7,517 7,413
Series 2021-2A Class M1B
1.510% due 06/25/31 (SOFR 30 Day
Average + 1.500%)(Ê)(Þ) 4,493 4,347
Series 2021-2A Class M1C
1.860% due 06/25/31 (SOFR 30 Day
Average + 1.850%)(Ê)(Þ) 2,279 2,113
Series 2021-3A Class A2
1.050% due 09/25/31 (SOFR 30 Day
Average + 1.000%)(Ê)(Þ) 7,422 6,990
Series 2021-3A Class M1C
1.600% due 09/25/31 (SOFR 30 Day
Average + 1.550%)(Ê)(Þ) 2,959 2,637
Series 2022-1 Class M1C
3.700% due 01/26/32 (SOFR 30 Day
Average + 3.700%)(Ê)(Þ) 3,523 3,094
Bermuda Government International
Bond
2.375% due 08/20/30 (Þ) 1,190 939
Bharti Airtel International Netherlands
BV

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — October 31, 2022
See accompanying notes which are an integral part of the financial statements.
414 Strategic Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
5.350% due 05/20/24 (Þ) 3,579 3,544
Bharti Airtel, Ltd.
4.375% due 06/10/25 (Þ) 3,807 3,616
BNP Paribas SA
3.375% due 01/09/25 (Þ) 320 303
4.705% due 01/10/25 (USD 3 Month
LIBOR + 2.235%)(Ê)(Þ) 540 531
2.219% due 06/09/26 (SOFR +
2.074%)(Ê)(Þ) 1,090 975
1.675% due 06/30/27 (SOFR +
0.912%)(Ê)(Þ) 830 696
4.400% due 08/14/28 (Þ) 640 567
2.159% due 09/15/29 (SOFR +
1.218%)(Ê)(Þ) 330 254
7.750% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.899%)(Ê)(ƒ)(Þ) 2,010 1,895
BOC Aviation USA Corp.
1.625% due 04/29/24 (Þ) 780 733
Bombardier, Inc.
7.450% due 05/01/34 (Þ) 431 403
BPCE SA
3.116% due 10/19/32 (SOFR +
1.730%)(Ê)(Þ) 950 649
British Telecommunications PLC
9.625% due 12/15/30 130 148
Brookfield Finance, Inc.
4.700% due 09/20/47 2,711 2,017
Canadian Imperial Bank of Commerce
2.250% due 01/28/25 3,291 3,065
Canadian Natural Resources, Ltd.
5.850% due 02/01/35 2,662 2,471
Canadian Pacific Railway Co.
2.450% due 12/02/31 800 635
3.000% due 12/02/41 270 187
3.100% due 12/02/51 210 134
6.125% due 09/15/15 2,586 2,342
Celulosa Arauco y Constitucion SA
Series WI
4.500% due 08/01/24 3,686 3,594
Cenovus Energy, Inc.
6.750% due 11/15/39 35 34
Chile Government International Bond
2.550% due 07/27/33 200 149
CI Financial Corp.
3.200% due 12/17/30 5,572 4,031
Colombia Government International
Bond
4.000% due 02/26/24 350 335
5.625% due 02/26/44 320 207
Comision Federal de Electricidad
4.875% due 01/15/24 (Þ) 200 197
3.348% due 02/09/31 (Þ) 360 266
4.677% due 02/09/51 (Þ) 280 171
Commonwealth Bank of Australia
2.688% due 03/11/31 (Þ) 530 384
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Cooperatieve Rabobank UA
4.375% due 08/04/25 910 860
3.758% due 04/06/33 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 1.420%)(Ê)(Þ) 970 781
CPPIB Capital, Inc.
4.125% due 10/21/24 (Þ) 3,700 3,654
Credicorp, Ltd.
2.750% due 06/17/25 (Þ) 3,707 3,416
Credit Agricole SA
3.250% due 10/04/24 (Þ) 3,759 3,571
1.247% due 01/26/27 (SOFR +
0.892%)(Ê)(Þ) 3,624 3,053
8.125% due 12/29/49 (USD Swap
Semiannual 30/360 [versus 3 Month
LIBOR] 5 Year Rate + 6.185%)(Ê)
(ƒ)(Þ) 1,780 1,771
Credit Suisse Group AG
3.091% due 05/14/32 (SOFR +
1.730%)(Ê)(Þ) 1,350 926
6.537% due 08/12/33 (SOFR +
3.920%)(Ê)(Þ) 2,000 1,741
5.250% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.889%)(Ê)(ƒ)(Þ) 200 142
6.375% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.822%)(Ê)(ƒ)(Þ) 1,510 1,126
7.250% due 12/31/99 (USD ICE
Swap Rate NY 5 Year Rate +
4.332%)(Ê)(ƒ)(Þ) 620 485
9.750% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 6.383%)(Ê)(ƒ)(Þ) 3,660 3,478
Series 144a
7.500% due 12/31/99 (USD Swap
Semiannual 30/360 [versus 3 Month
LIBOR] 5 Year Rate + 4.600%)(Ê)
(ƒ)(Þ) 470 417
Series WI
4.875% due 05/15/45 3,248 2,164
CSL UK Holdings, Ltd.
3.850% due 04/27/27 (Þ) 240 226
4.050% due 04/27/29 (Þ) 380 349
4.250% due 04/27/32 (Þ) 320 289
DAE Funding LLC
1.550% due 08/01/24 (Þ) 500 454
Daimler Trucks Finance NA LLC
3.500% due 04/07/25 (Þ) 3,258 3,083
Danske Bank A/S
3.773% due 03/28/25 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 1.450%)(Ê)(Þ) 600 572
0.976% due 09/10/25 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 0.550%)(Ê)(Þ) 730 655

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — October 31, 2022
See accompanying notes which are an integral part of the financial statements.
Strategic Bond Fund 415
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
1.621% due 09/11/26 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 1.350%)(Ê)(Þ) 3,971 3,375
1.549% due 09/10/27 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 0.730%)(Ê)(Þ) 490 403
4.298% due 04/01/28 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 1.750%)(Ê)(Þ) 2,560 2,255
Delhaize America, Inc.
9.000% due 04/15/31 809 980
Deutsche Bank AG
3.700% due 05/30/24 3,071 2,966
4.296% due 05/24/28 (USD Swap
Semiannual 30/360 [versus 3 Month
LIBOR] 5 Year Rate + 2.248%)(Ê) 709 649
Deutsche Telekom International Finance
BV
8.750% due 06/15/30 160 183
Dryden 85 CLO, Ltd.
Series 2021-85A Class AR
5.229% due 10/15/35 (USD 3 Month
LIBOR + 1.150%)(Ê)(Þ) 15,555 14,831
Dryden XXVIII Senior Loan Fund
Series 2017-28A Class A1LR
1.592% due 08/15/30 (USD 3 Month
LIBOR + 1.200%)(Ê)(Þ) 3,028 2,979
Eagle Re, Ltd.
Series 2018-1 Class M2
3.947% due 11/25/28 (USD 1 Month
LIBOR + 3.000%)(Ê)(Þ) 2,609 2,588
Series 2021-1 Class M1B
2.165% due 10/25/33 (SOFR 30 Day
Average + 2.150%)(Ê)(Þ) 3,855 3,852
Series 2021-2 Class M1B
2.099% due 04/25/34 (SOFR 30 Day
Average + 2.050%)(Ê)(Þ) 5,953 5,795
Ecopetrol SA
4.625% due 11/02/31 340 234
5.875% due 05/28/45 270 164
5.875% due 11/02/51 330 196
EDP Finance BV
1.710% due 01/24/28 (Þ) 260 205
Electricite de France SA
5.625% due 12/29/49 (USD Swap
Semiannual 30/360 [versus 3 Month
LIBOR] 10 Year Rate + 3.041%)(Ê)
(ƒ)(Þ) 310 273
Enbridge, Inc.
3.700% due 07/15/27 2,850 2,614
Enel Finance International NV
6.800% due 10/14/25 (Þ) 1,080 1,085
1.375% due 07/12/26 (Þ) 915 757
3.500% due 04/06/28 (Þ) 2,929 2,435
Equinor ASA
2.650% due 01/15/24 3,747 3,645
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Fairfax Financial Holdings, Ltd.
Series WI
4.850% due 04/17/28 3,005 2,764
First Quantum Minerals, Ltd.
7.500% due 04/01/25 (Þ) 220 213
6.875% due 10/15/27 (Þ) 660 614
Fresenius Medical Care US Finance
II, Inc.
2.375% due 02/16/31 (Þ) 4,036 2,812
Fresnillo PLC
4.250% due 10/02/50 (Þ) 730 496
Garda World Security Corp. 2021 Term
Loan B
7.240% due 10/30/26 (USD 3 Month
LIBOR  + 4.250%)(Ê) 275 261
GFL Environmental, Inc. 2020 Term
Loan
7.415% due 05/31/25 (USD 3 Month
LIBOR  + 3.000%)(Ê) 75 74
Glencore Funding LLC
4.125% due 03/12/24 (Þ) 1,740 1,705
1.625% due 09/01/25 (Þ) 450 400
4.000% due 03/27/27 (Þ) 565 519
3.875% due 10/27/27 (Þ) 110 99
Grifols Worldwide Operations USA,
Inc. Term Loan B
5.754% due 11/15/27 (USD 1 Month
LIBOR + 2.000%)(Ê) 574 550
Grupo Bimbo SAB de CV
3.875% due 06/27/24 (Þ) 3,181 3,111
Hana Bank
4.375% due 09/30/24 (Þ) 3,640 3,536
HGI CRE CLO, Ltd.
Series 2021-FL1 Class A
1.160% due 06/16/36 (USD 1 Month
LIBOR + 1.050%)(Ê)(Þ) 8,602 8,191
Series 2021-FL2 Class A
1.200% due 09/19/26 (USD 1 Month
LIBOR + 1.000%)(Ê)(Þ) 9,773 9,288
Highlands Holdings Bond Issuer, Ltd. /
Highlands Holdings Bond Co.-Issuer,
Inc.
7.625% due 10/15/25 (Þ) 1,884 1,761
Home RE, Ltd.
Series 2021-1 Class M1B
1.673% due 07/25/33 (USD 1 Month
LIBOR + 1.550%)(Ê)(Þ) 1,980 1,967
Series 2021-2 Class M1C
2.843% due 01/25/34 (SOFR 30 Day
Average + 2.800%)(Ê)(Þ) 2,576 2,426
Series 2021-2 Class M2
3.293% due 01/25/34 (SOFR 30 Day
Average + 3.250%)(Ê)(Þ) 1,227 1,106
HSBC Holdings PLC
4.250% due 08/18/25 670 623
2.099% due 06/04/26 (SOFR +
1.929%)(Ê) 1,190 1,047

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — October 31, 2022
See accompanying notes which are an integral part of the financial statements.
416 Strategic Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
4.755% due 06/09/28 (SOFR +
2.110%)(Ê) 850 768
2.206% due 08/17/29 (SOFR +
1.285%)(Ê) 3,796 2,875
3.973% due 05/22/30 (USD 3 Month
LIBOR + 1.610%)(Ê) 210 173
2.804% due 05/24/32 (SOFR +
1.187%)(Ê) 770 552
2.871% due 11/22/32 (SOFR +
1.410%)(Ê) 970 688
4.762% due 03/29/33 (SOFR +
2.530%)(Ê) 470 376
5.402% due 08/11/33 (SOFR +
2.870%)(Ê) 340 295
8.113% due 11/03/33 (SOFR +
4.250%)(Ê) 560 559
ICICI Bank, Ltd.
3.800% due 12/14/27 (Þ) 3,094 2,786
Infraestuctura Energetica Nova SAB
de CV
3.750% due 01/14/28 (Þ) 3,459 2,972
ING Groep NV
4.017% due 03/28/28 (SOFR +
1.830%)(Ê) 280 252
4.252% due 03/28/33 (SOFR +
2.070%)(Ê) 670 556
Intercorp Financial Services, Inc.
4.125% due 10/19/27 (Þ) 3,588 3,103
Intesa Sanpaolo SpA
5.017% due 06/26/24 (Þ) 1,445 1,364
4.198% due 06/01/32 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 2.600%)(Ê)(Þ) 610 413
4.950% due 06/01/42 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 2.750%)(Ê)(Þ) 690 404
Jordan Government International Bond
4.950% due 07/07/25 (Þ) 730 681
KazMunayGas National Co. JSC
6.375% due 10/24/48 (Þ) 250 179
Lamar Funding, Ltd.
3.958% due 05/07/25 (Þ) 450 414
Lloyds Banking Group PLC
3.511% due 03/18/26 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 1.600%)(Ê) 1,110 1,027
4.344% due 01/09/48 2,984 1,990
7.500% due 12/31/99 (USD Swap
Semiannual 30/360 [versus 3 Month
LIBOR] 5 Year Rate + 4.760%)(Ê)
(ƒ) 790 738
Madison Park Funding LII, Ltd.
Series 2021-52A Class A
5.425% due 01/22/35 (USD 3 Month
LIBOR + 1.100%)(Ê)(Þ) 5,000 4,751
Madison Park Funding XLVIII, Ltd.
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2021-48A Class A
5.377% due 04/19/33 (USD 3 Month
LIBOR + 1.150%)(Ê)(Þ) 3,863 3,758
Madison Park Funding XXVI, Ltd.
Series 2017-26A Class AR
1.470% due 07/29/30 (USD 3 Month
LIBOR + 1.200%)(Ê)(Þ) 4,180 4,107
Magnetite XXXIII, Ltd.
Series 2022-33A Class A
1.000% due 07/20/35 (CME Term
SOFR 3 Month + 1.500%)(Ê)(Þ) 14,041 13,482
Marks & Spencer PLC
7.125% due 12/01/37 (Þ) 58 50
MEG Energy Corp.
7.125% due 02/01/27 (Þ) 420 427
Meituan
2.125% due 10/28/25 (Þ) 3,618 3,002
Melco Resorts Finance, Ltd.
5.375% due 12/04/29 (Þ) 620 345
MercadoLibre, Inc.
3.125% due 01/14/31 390 282
Methanex Corp.
5.650% due 12/01/44 193 133
Mexico Government International Bond
3.500% due 02/12/34 450 343
4.350% due 01/15/47 2,140 1,494
Mitsubishi UFJ Financial Group, Inc.
3.837% due 04/17/26 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 1.125%)(Ê) 210 200
4.315% due 04/19/33 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 1.550%)(Ê) 250 214
NatWest Group PLC
4.269% due 03/22/25 (USD 3 Month
LIBOR + 1.762%)(Ê) 3,530 3,404
3.754% due 11/01/29 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.100%)(Ê) 710 648
Neuberger Berman Loan Advisers CLO
24, Ltd.
Series 2020-24A Class AR
1.154% due 04/19/30 (USD 3 Month
LIBOR + 1.020%)(Ê)(Þ) 2,288 2,239
Nippon Life Insurance Co.
2.750% due 01/21/51 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.653%)(Ê)(Þ) 890 660
Nissan Motor Co., Ltd.
3.522% due 09/17/25 (Þ) 1,540 1,366
Nokia OYJ
6.625% due 05/15/39 215 196
Nomura Holdings, Inc.
2.329% due 01/22/27 3,000 2,559
NTT Finance Corp.
0.583% due 03/01/24 (Þ) 3,956 3,721

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — October 31, 2022
See accompanying notes which are an integral part of the financial statements.
Strategic Bond Fund 417
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
2.065% due 04/03/31 (Þ) 690 531
NYACK Park CLO, Ltd.
Series 2021-1A Class A
5.363% due 10/20/34 (USD 3 Month
LIBOR + 1.120%)(Ê)(Þ) 10,790 10,293
Oaktown Re III, Ltd.
Series 2019-1A Class M1B
2.080% due 07/25/29 (USD 1 Month
LIBOR + 1.950%)(Ê)(Þ) 4,406 4,354
Oaktown Re VI, Ltd.
Series 2021-1A Class M1B
2.060% due 10/25/33 (SOFR 30 Day
Average + 2.050%)(Ê)(Þ) 11,951 11,798
Oaktown Re VII, Ltd.
Series 2021-2 Class M1A
1.650% due 04/25/34 (SOFR 30 Day
Average + 1.600%)(Ê)(Þ) 3,225 3,170
Oaktown Re, Ltd.
Series 2021-2 Class M1C
3.400% due 04/25/34 (SOFR 30 Day
Average + 3.350%)(Ê)(Þ) 3,798 3,535
Series 2021-1A Class M1C
3.010% due 10/25/33 (SOFR 30 Day
Average + 3.000%)(Ê)(Þ) 1,024 971
OCP CLO, Ltd.
Series 2021-10A Class A2R2
5.286% due 01/26/34 (CME Term
SOFR 3 Month + 1.240%)(Ê)(Þ) 8,147 7,796
Series 2021-13A Class A1AR
3.472% due 07/15/30 (USD 3 Month
LIBOR + 0.960%)(Ê)(Þ) 1,950 1,901
OCP SA
3.750% due 06/23/31 (Þ) 390 291
5.125% due 06/23/51 (Þ) 230 141
Oman Government International Bond
Series REGS
5.625% due 01/17/28 2,976 2,835
Oversea-Chinese Banking Corp., Ltd.
4.250% due 06/19/24 (Þ) 3,136 3,079
Panama Government International Bond
2.252% due 09/29/32 650 451
Panasonic Corp.
2.679% due 07/19/24 (Þ) 3,963 3,774
Paraguay Government International
Bond
5.400% due 03/30/50 (Þ) 320 245
Peruvian Government International
Bond
2.783% due 01/23/31 410 323
Petrobras Global Finance BV
6.900% due 03/19/49 440 363
5.500% due 06/10/51 290 205
Petroleos del Peru SA
5.625% due 06/19/47 (Þ) 620 398
Prodigy Finance Designated Activity
Co.
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2021-1A Class A
1.437% due 07/25/51 (USD 1 Month
LIBOR + 1.250%)(Ê)(Þ) 2,698 2,600
Prosus NV
3.680% due 01/21/30 (Þ) 3,847 2,831
Provincia de Buenos Aires
6.375% due 09/01/37 (~)(Ê)(Þ) 823 248
Provincia de Cordoba
7.125% due 12/10/25 (~)(Æ)(Ê)(Ø)
(Þ) 570 433
7.450% due 06/01/27 (~)(Ê)(Þ) 750 458
Radnor RE, Ltd.
Series 2021-1 Class M1B
1.710% due 12/27/33 (SOFR 30 Day
Average + 1.700%)(Ê)(Þ) 12,275 12,032
Series 2021-2 Class M1A
1.898% due 11/25/31 (SOFR 30 Day
Average + 1.850%)(Ê)(Þ) 3,393 3,305
Reliance Industries, Ltd.
4.125% due 01/28/25 (Þ) 2,934 2,821
2.875% due 01/12/32 (Þ) 1,540 1,161
Reynolds American, Inc.
5.850% due 08/15/45 310 243
Royal Bank of Canada
Series GMTN
4.650% due 01/27/26 3,106 2,998
Sands China, Ltd.
Series 144a
5.125% due 08/08/25 (Þ) 300 265
Series WI
5.125% due 08/08/25 1,670 1,475
4.300% due 01/08/26 870 712
2.800% due 03/08/27 600 444
5.400% due 08/08/28 1,138 904
3.350% due 03/08/29 930 622
4.875% due 06/18/30 260 185
Santander UK PLC
5.625% due 09/15/45 (Þ) 2,653 1,860
Saudi Arabian Oil Co.
1.625% due 11/24/25 (Þ) 4,109 3,671
Shell International Finance BV
4.375% due 05/11/45 360 298
4.000% due 05/10/46 310 243
3.250% due 04/06/50 20 14
Siemens Financieringsmaatschappij NV
3.250% due 05/27/25 (Þ) 3,673 3,495
SK Hynix, Inc.
1.000% due 01/19/24 (Þ) 3,670 3,455
Sky, Ltd.
3.750% due 09/16/24 (Þ) 3,311 3,218
Sociedad Quimica y Minera de Chile
SA
3.500% due 09/10/51 (Þ) 1,100 704
Societe Generale SA
5.000% due 01/17/24 (Þ) 3,653 3,554
Southern Copper Corp.

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — October 31, 2022
See accompanying notes which are an integral part of the financial statements.
418 Strategic Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
3.875% due 04/23/25 3,502 3,362
5.250% due 11/08/42 240 208
Standard Chartered PLC
2.678% due 06/29/32 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 1.200%)(Ê)(Þ) 3,998 2,790
7.014% due 12/30/49 (USD 3 Month
LIBOR + 1.460%)(Ê)(ƒ)(Þ) 250 237
State Bank of India
4.375% due 01/24/24 (Þ) 3,157 3,101
SURA Asset Management SA
4.875% due 04/17/24 (Þ) 3,220 3,112
Suzano Austria GmbH
7.000% due 03/16/47 (Þ) 420 385
Series DM3N
3.125% due 01/15/32 650 479
Teck Resources, Ltd.
6.000% due 08/15/40 20 18
6.250% due 07/15/41 80 72
5.400% due 02/01/43 230 185
Series WI
3.900% due 07/15/30 850 723
Telecom Italia Capital SA
6.375% due 11/15/33 344 264
6.000% due 09/30/34 219 160
7.200% due 07/18/36 210 164
7.721% due 06/04/38 379 301
Telefonica Emisiones SA
5.213% due 03/08/47 600 451
Tencent Holdings, Ltd.
3.840% due 04/22/51 (Þ) 480 280
Teva Pharmaceutical Finance
Netherlands III BV
3.150% due 10/01/26 410 346
Series WI
6.000% due 04/15/24 220 218
7.125% due 01/31/25 420 416
Toronto-Dominion Bank (The)
Series MTN
0.700% due 09/10/24 3,766 3,455
TotalEnergies Capital International SA
3.750% due 04/10/24 2,826 2,785
TransAlta Corp.
6.500% due 03/15/40 310 266
TSMC Arizona Corp.
2.500% due 10/25/31 840 652
3.125% due 10/25/41 360 249
3.250% due 10/25/51 620 402
UBS Group AG
3.179% due 02/11/43 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 1.100%)(Ê)(Þ) 350 215
4.500% due 06/26/48 (Þ) 550 420
4.875% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.404%)(Ê)(ƒ)(Þ) 270 215
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
7.000% due 12/31/99 (USD Swap
Semiannual 30/360 [versus 3 Month
LIBOR] 5 Year Rate + 4.344%)(Ê)
(ƒ)(Þ) 1,910 1,847
UniCredit SpA
2.569% due 09/22/26 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 2.300%)(Ê)(Þ) 3,906 3,349
7.296% due 04/02/34 (USD ICE
Swap Rate NY 5 Year Rate +
4.914%)(Ê)(Þ) 231 196
Vale Overseas, Ltd.
6.250% due 08/10/26 2,941 2,985
Vodafone Group PLC
6.150% due 02/27/37 190 179
WEA Finance LLC / Westfield UK &
Europe Finance PLC
3.750% due 09/17/24 (Þ) 915 861
4.750% due 09/17/44 (Þ) 640 419
Westpac Banking Corp.
5.405% due 08/10/33 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 2.680%)(Ê) 290 252
2.668% due 11/15/35 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 1.750%)(Ê) 350 248
3.020% due 11/18/36 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 1.530%)(Ê) 440 311
Woori Bank
4.750% due 04/30/24 (Þ) 3,671 3,598
Wynn Macau, Ltd.
5.500% due 01/15/26 (Þ) 200 139
5.500% due 10/01/27 (Þ) 320 206
5.625% due 08/26/28 (Þ) 800 488
5.125% due 12/15/29 (Þ) 200 121
Yamana Gold, Inc.
2.630% due 08/15/31 170 123
Series WI
4.625% due 12/15/27 900 815
Yara International ASA
3.800% due 06/06/26 (Þ) 3,572 3,234
ZF NA Capital, Inc.
4.750% due 04/29/25 (Þ) 3,094 2,893
565,371
Loan Agreements - 0.2%
Alterra Mountain Co. 2021 Term Loan
B2
7.254% due 07/30/28 (USD 1 Month
LIBOR + 3.500%)(Ê) 331 323
Caesars Resort Collection LLC 1st Lien
Term Loan B
6.504% due 12/22/24 (USD 1 Month
LIBOR + 2.750%)(Ê) 498 492
Eyecare Partners LLC Term Loan
7.424% due 02/20/27 (USD 3 Month
LIBOR  + 3.750%)(Ê) 312 274

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — October 31, 2022
See accompanying notes which are an integral part of the financial statements.
Strategic Bond Fund 419
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Focus Financial Partners LLC Term
Loan
5.754% due 07/03/24 (USD 1 Month
LIBOR + 2.000%)(Ê) 610 600
Genesee & Wyoming, Inc. New Term
Loan
5.674% due 12/30/26 (USD 3 Month
LIBOR  + 2.000%)(Ê) 359 354
Nexstar Broadcasting, Inc. Term Loan
B4
6.254% due 09/19/26 (USD 1 Month
LIBOR + 2.500%)(Ê) 890 880
Phoenix Guarantor, Inc. Term Loan B
7.004% due 03/05/26 (USD 1 Month
LIBOR + 3.250%)(Ê) 475 455
Southwestern Energy Co. Term Loan
6.203% due 06/22/27 (USD 3 Month
LIBOR  + 2.500%)(Ê) 486 478
United Airlines, Inc. 2021 Term Loan B
8.108% due 04/21/28 (USD 3 Month
LIBOR  + 3.750%)(Ê) 254 248
Verscend Holding Corp. 2021 Term
Loan B
7.754% due 08/27/25 (USD 1 Month
LIBOR + 4.000%)(Ê) 315 310
Zebra Buyer LLC Term Loan B
6.688% due 11/01/28 (USD 3 Month
LIBOR  + 3.000%)(Ê) 438 431
4,845
Mortgage-Backed Securities - 14.8%
Alternative Loan Trust
Series 2006-13T1 Class A3
6.000% due 05/25/36 1,507 700
Banc of America Mortgage Trust
Series 2005-D Class 2A7
3.781% due 05/25/35 (~)(Ê) 149 129
Bear Stearns ARM Trust
Series 2004-5 Class 2A
4.112% due 07/25/34 (~)(Ê) 133 119
BX Trust
Series 2019-XL Class E
3.800% due 10/15/36 (CME Term
SOFR 1 Month + 1.914%)(Ê)(Þ) 2,399 2,292
Series 2021-CIP Class D
1.771% due 12/15/28 (USD 1 Month
LIBOR + 1.671%)(Ê)(Þ) 9,861 9,096
CAMB Commercial Mortgage Trust
Series 2019-LIFE Class F
2.735% due 12/15/37 (USD 1 Month
LIBOR + 2.550%)(Ê)(Þ) 3,491 3,252
Series 2021-CX2 Class A
2.700% due 11/10/46 (Þ) 13,042 10,025
Citigroup Mortgage Loan Trust, Inc.
Series 2012-7 Class 10A2
4.681% due 09/25/36 (~)(Ê)(Þ) 433 380
CORE Mortgage Trust
Series 2019-CORE Class D
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
1.835% due 12/15/31 (USD 1 Month
LIBOR + 1.650%)(Ê)(Þ) 5,704 5,381
Credit Suisse Mortgage Capital
Certificates
Series 2019-ICE4 Class F
2.835% due 05/15/36 (USD 1 Month
LIBOR + 2.650%)(Ê)(Þ) 2,250 2,158
Credit Suisse Mortgage Trust
Series 2019-ICE4 Class E
2.335% due 05/15/36 (USD 1 Month
LIBOR + 2.150%)(Ê)(Þ) 5,766 5,535
DBGS Mortgage Trust
Series 2019-1735 Class D
4.334% due 04/10/37 (~)(Ê)(Þ) 4,612 3,464
Fannie Mae
2.600% due 2031 1,680 1,396
5.500% due 2034 213 217
4.500% due 2035 1,043 1,033
5.500% due 2035 137 140
6.000% due 2035 149 153
5.500% due 2036 269 275
5.500% due 2037 79 81
6.000% due 2039 110 113
5.500% due 2040 1,553 1,567
5.000% due 2041 804 805
6.000% due 2041 412 426
3.500% due 2045 2,199 1,980
4.000% due 2045 1,368 1,281
3.000% due 2046 458 398
3.500% due 2046 586 532
4.500% due 2046 1,086 1,048
3.000% due 2047 6,685 5,805
3.500% due 2047 1,021 920
4.000% due 2047 1,221 1,138
4.500% due 2048 2,524 2,411
5.000% due 2048 1,845 1,805
3.000% due 2049 17,395 14,956
3.500% due 2049 74 66
4.000% due 2049 2,248 2,078
5.000% due 2049 118 115
2.000% due 2050 5,914 4,682
2.500% due 2050 3,206 2,648
3.000% due 2050 15,128 13,001
2.000% due 2051 8,151 6,447
2.500% due 2051 24,557 20,209
4.000% due 2052 20,011 18,215
5.000% due 2052 19,657 18,972
Series 1997-281 Class 2
Interest Only STRIPS
9.000% due 11/25/26 2 —
Series 2000-306 Class IO
Interest Only STRIPS
8.000% due 05/25/30 5 1
Series 2001-317 Class 2
Interest Only STRIPS
8.000% due 12/25/31 7 1

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — October 31, 2022
See accompanying notes which are an integral part of the financial statements.
420 Strategic Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2002-320 Class 2
Interest Only STRIPS
7.000% due 04/25/32 2 —
Fannie Mae Connecticut Avenue
Securities Trust
Series 2014-C03 Class 1M2
3.168% due 07/25/24 (USD 1 Month
LIBOR + 3.000%)(Ê) 335 336
Fannie Mae REMICS
Series 1997-68 Class SC
Interest Only STRIPS
8.306% due 05/18/27 (USD 1 Month
LIBOR + 8.500%)(Ê) 4 —
Series 2003-25 Class IK
Interest Only STRIPS
7.000% due 04/25/33 17 3
Series 2003-32 Class UI
Interest Only STRIPS
6.000% due 05/25/33 19 3
Series 2003-33 Class IA
Interest Only STRIPS
6.500% due 05/25/33 80 15
Series 2003-35 Class IU
Interest Only STRIPS
6.000% due 05/25/33 14 3
Series 2003-35 Class UI
Interest Only STRIPS
6.500% due 05/25/33 18 4
Series 2003-64 Class JI
Interest Only STRIPS
6.000% due 07/25/33 8 2
Series 2005-117 Class LC
5.500% due 11/25/35 47 47
Series 2006-118 Class A1
0.228% due 12/25/36 (USD 1 Month
LIBOR + 0.060%)(Ê) 10 10
Series 2007-73 Class A1
0.236% due 07/25/37 (USD 1 Month
LIBOR + 0.060%)(Ê) 89 87
Series 2009-70 Class PS
Interest Only STRIPS
6.582% due 01/25/37 (USD 1 Month
LIBOR + 6.750%)(Ê) 2,751 265
Series 2010-95 Class S
Interest Only STRIPS
6.432% due 09/25/40 (-1 x USD 1
Month LIBOR + 6.600%)(Ê) 2,846 276
Series 2020-97 Class EI
Interest Only STRIPS
2.000% due 01/25/51 4,484 528
Series 2021-1 Class IM
Interest Only STRIPS
2.000% due 02/25/51 3,678 431
Series 2021-3 Class NI
Interest Only STRIPS
2.500% due 02/25/51 4,954 692
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2021-8 Class GI
Interest Only STRIPS
3.000% due 03/25/51 2,198 345
Freddie Mac
6.000% due 2038 546 561
4.500% due 2039 2,001 1,937
5.500% due 2039 239 244
5.500% due 2040 379 389
4.000% due 2041 2,416 2,270
5.500% due 2041 529 543
4.000% due 2044 1,215 1,138
3.500% due 2045 4,953 4,477
3.000% due 2046 7,977 6,959
4.000% due 2046 605 567
4.500% due 2046 175 165
3.000% due 2047 2,274 1,976
3.000% due 2048 255 221
4.000% due 2048 853 794
4.500% due 2048 1,569 1,497
3.000% due 2049 977 843
2.500% due 2050 9,592 7,952
3.000% due 2050 12,426 10,713
2.000% due 2051 39,387 31,241
2.500% due 2051 16,992 14,018
3.000% due 2052 21,225 18,103
5.000% due 2052 21,512 20,762
Freddie Mac REMICS
Series 1999-2129 Class SG
Interest Only STRIPS
6.806% due 06/17/27 (USD 1 Month
LIBOR + 7.000%)(Ê) 113 4
Series 2000-2247 Class SC
Interest Only STRIPS
7.315% due 08/15/30 (-1 x USD 1
Month LIBOR + 7.500%)(Ê) 4 —
Series 2002-2463 Class SJ
Interest Only STRIPS
7.815% due 03/15/32 (USD 1 Month
LIBOR + 8.000%)(Ê) 10 1
Series 2003-2610 Class UI
Interest Only STRIPS
6.500% due 05/15/33 3 1
Series 2003-2624 Class QH
5.000% due 06/15/33 137 137
Series 2003-2649 Class IM
Interest Only STRIPS
7.000% due 07/15/33 21 4
Series 2006-R007 Class ZA
6.000% due 05/15/36 507 516
Series 2012-4045 Class HD
4.500% due 07/15/41 40 39
Series 2020-5038 Class NI
Interest Only STRIPS
2.000% due 11/25/50 4,301 495
Series 2021-5072 Class IQ

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — October 31, 2022
See accompanying notes which are an integral part of the financial statements.
Strategic Bond Fund 421
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Interest Only STRIPS
3.500% due 10/25/50 4,343 778
Series 2021-5072 Class QI
Interest Only STRIPS
3.500% due 10/25/50 3,456 619
Freddie Mac Strips
Series 1998-191 Class IO
Interest Only STRIPS
8.000% due 01/01/28 3 —
Series 1998-194 Class IO
Interest Only STRIPS
6.500% due 04/01/28 6 1
Series 2001-212 Class IO
Interest Only STRIPS
6.000% due 05/15/31 8 1
Series 2001-215 Class IO
Interest Only STRIPS
8.000% due 06/15/31 11 2
Freddie Mac Structured Agency Credit
Risk Debt Notes
Series 2014-DN2 Class M3
3.768% due 04/25/24 (USD 1 Month
LIBOR + 3.600%)(Ê) 324 328
Series 2020-DNA4 Class M2
3.908% due 08/25/50 (USD 1 Month
LIBOR + 3.750%)(Ê)(Þ) — —
Ginnie Mae I
4.500% due 2039 3,132 3,076
Ginnie Mae REMICS
Series 1999-27 Class SE
Interest Only STRIPS
8.405% due 08/16/29 (-1 x USD 1
Month LIBOR + 8.600%)(Ê) 11 —
Series 2014-190 Class PL
3.500% due 12/20/44 1,133 1,059
Series 2020-134 Class IL
Interest Only STRIPS
2.500% due 09/20/50 1,460 184
Series 2020-146 Class EI
Interest Only STRIPS
2.500% due 10/20/50 4,300 557
Series 2021-1 Class PI
Interest Only STRIPS
2.500% due 12/20/50 1,750 230
Series 2021-9 Class MI
Interest Only STRIPS
2.500% due 01/20/51 4,750 625
Series 2021-23 Class IA
Interest Only STRIPS
2.500% due 02/20/51 3,439 449
Hilton USA Trust
Series 2016-HHV Class D
4.333% due 11/05/38 (~)(Ê)(Þ) 9,138 7,779
HMH Trust
Series 2017-NSS Class E
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
6.292% due 07/05/31 (Þ) 7,770 7,161
Hospitality Mortgage Trust
Series 2019-HIT Class D
2.185% due 11/15/36 (USD 1 Month
LIBOR + 2.000%)(Ê)(Þ) 5,205 4,879
Series 2019-HIT Class E
2.535% due 11/15/36 (USD 1 Month
LIBOR + 2.350%)(Ê)(Þ) 3,539 3,300
JPMorgan Mortgage Trust
Series 2018-3 Class A3
3.500% due 09/25/48 (~)(Ê)(Þ) 109 97
Series 2018-8 Class A3
4.000% due 01/25/49 (~)(Ê)(Þ) 169 154
Series 2020-3 Class A15
3.500% due 08/25/50 (~)(Ê)(Þ) 535 461
Series 2021-6 Class A6
2.500% due 10/25/51 (~)(Ê)(Þ) 15,754 14,188
Series 2021-7 Class A6
2.500% due 11/25/51 (~)(Ê)(Þ) 16,187 14,245
Series 2021-8 Class A6
2.500% due 12/25/51 (~)(Ê)(Þ) 13,077 11,531
Series 2022-1 Class A4
2.500% due 07/25/52 (~)(Ê)(Þ) 11,300 9,589
Series 2022-3 Class A4A
2.500% due 08/25/52 (~)(Ê)(Þ) 12,473 10,584
Series 2022-4 Class A4
3.000% due 10/25/52 (~)(Ê)(Þ) 5,318 4,461
JPMorgan Wealth Management
Series 2020-ATR1 Class A3
3.000% due 02/25/50 (~)(Ê)(Þ) 1,609 1,330
MHC Commercial Mortgage Trust
Series 2021-MHC Class A
0.951% due 04/15/26 (USD 1 Month
LIBOR + 0.801%)(Ê)(Þ) 9,810 9,398
Morgan Stanley Capital I Trust
Series 2007-T25 Class AJ
5.574% due 11/12/49 (~)(Ê) 1,016 1,011
Morgan Stanley Mortgage Capital
Holdings LLC Trust
Series 2017-237P Class D
3.865% due 09/13/39 (~)(Ê)(Þ) 5,268 4,233
Series 2017-237P Class XA
Interest Only STRIPS
0.468% due 09/13/39 (~)(Ê)(Þ) 58,208 860
Series 2017-237P Class XB
Interest Only STRIPS
0.175% due 09/13/39 (~)(Ê)(Þ) 35,996 140
Nomura Resecuritization Trust
Series 2015-11R Class 3A2
3.593% due 05/26/36 (~)(Ê)(Þ) 1,106 1,083
Preston Ridge Partners Mortgage LLC
Series 2020-6 Class A1
2.363% due 11/25/25 (~)(Ê)(Þ) 1,490 1,360
Series 2021-3 Class A1
1.867% due 04/25/26 (~)(Ê)(Þ) 4,096 3,559

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — October 31, 2022
See accompanying notes which are an integral part of the financial statements.
422 Strategic Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Preston Ridge Partners Mortgage Trust
Series 2021-10 Class A1
2.487% due 10/25/26 (~)(Ê)(Þ) 803 728
Radnor RE, Ltd.
Series 2020-1 Class M1A
1.118% due 02/25/30 (USD 1 Month
LIBOR + 0.950%)(Ê)(Þ) 912 910
Sequoia Mortgage Trust
Series 2015-1 Class A1
3.500% due 01/25/45 (~)(Ê)(Þ) 480 424
Series 2021-4 Class A10
2.500% due 06/25/51 (~)(Ê)(Þ) 8,672 7,627
Structured Asset Mortgage Investments
II Trust
Series 2004-AR7 Class A1B
0.594% due 04/19/35 (USD 1 Month
LIBOR + 0.400%)(Ê) 187 163
428,224
Municipal Bonds - 0.0%
American Municipal Power, Inc.
Revenue Bonds
8.084% due 02/15/50 230 284
Port Authority of New York & New
Jersey Revenue Bonds
4.926% due 10/01/51 390 354
Regents of the University of California
Medical Center Pooled Revenue
Bonds
4.132% due 05/15/32 480 434
3.006% due 05/15/50 810 505
State of California General Obligation
Unlimited
7.300% due 10/01/39 45 52
1,629
Non-US Bonds - 6.7%
Alba PLC
Series 2007-1 Class A3
0.342% due 03/17/39 (GBP 3 Month
LIBOR + 0.170%)(Ê) GBP 8,302 8,862
Andorra Government International
Bond
Series EMTN
1.250% due 05/06/31 EUR 16,900 13,548
Banque Ouest Africaine de
Developpement
Series REGS
2.750% due 01/22/33 EUR 3,995 2,748
Brazil Notas do Tesouro Nacional
Series NTNB
6.000% due 08/15/30 BRL 4,800 3,797
Cheshire PLC
Series 2020-1 Class C
2.274% due 08/20/45 (SONIA +
2.100%)(Ê) GBP 2,171 2,345
European Union
Series NGEU
0.282% due 07/04/31 EUR 6,415 4,948
0.400% due 02/04/37 EUR 3,858 2,610
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
0.450% due 07/04/41 EUR 5,348 3,191
Eurosail PRIME-UK PLC
Series 2007-PR1X Class A1
0.598% due 09/13/45 (GBP 3 Month
LIBOR + 0.400%)(Ê) GBP 1,712 1,883
Eurosail-UK PLC
Series 2007-6NCX Class A3A
0.795% due 09/13/45 (GBP 3 Month
LIBOR + 0.700%)(Ê) GBP 2,202 2,417
Finsbury Square
Series 2021-1GRX Class AGRN
2.772% due 12/16/67 (SONIA +
0.650%)(Ê) GBP 2,098 2,314
Finsbury Square PLC
2.992% due 12/16/71 GBP 3,368 3,732
GE Capital European Funding Unltd.
Co.
6.025% due 03/01/38 EUR 120 135
Indonesia Government International
Bond
Series FR87
6.500% due 02/15/31 IDR 23,824,000 1,426
Italy Buoni Poliennali Del Tesoro
0.500% due 07/15/28 EUR 3,823 3,164
Japan 20 Year Government International
Bond
Series 68
2.200% due 03/20/24 JPY 4,155,550 28,817
Jupiter Mortgage No. 1 PLC
Series 2021-1X Class A
1.261% due 07/20/60 (SONIA +
0.800%)(Ê) GBP 3,358 3,758
Mexican Bonos
Series M
7.750% due 05/29/31 MXN 179,360 7,968
Mexican Bonos de Desarrollo
Series M 30
8.500% due 11/18/38 MXN 40,690 1,808
Mexico Government International Bond
2.125% due 10/25/51 EUR 8,130 4,108
4.000% due 03/15/15 EUR 4,041 2,593
Newgate Funding PLC
Series 2006-1 Class A4
1.086% due 12/01/50 (GBP 3 Month
LIBOR + 0.190%)(Ê) GBP 2,016 2,177
Paragon Mortgages (No. 12) PLC
0.293% due 11/15/38 (~)(Ê) GBP 5,190 5,638
Series 2006-12X Class A2A
0.342% due 11/15/38 (SONIA +
0.359%)(Ê) GBP 3,206 3,469
Petroleos Mexicanos
Series 14-2
7.470% due 11/12/26 MXN 222,980 9,366
Series REGS
7.190% due 09/12/24 MXN 264,242 12,080
Republic of Estonia Government
International Bond

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — October 31, 2022
See accompanying notes which are an integral part of the financial statements.
Strategic Bond Fund 423
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
4.000% due 10/12/32 EUR 5,827 5,711
Republic of South Africa Government
Bond
Series 2037
8.500% due 01/31/37 ZAR 195,418 8,180
RMAC Securities No. 1 PLC
Series 2006-NS1X Class A2A
1.050% due 06/12/44 (SONIA +
0.269%)(Ê) GBP 1,228 1,331
Series 2006-NS3X Class A2A
0.245% due 06/12/44 (SONIA +
0.269%)(Ê) GBP 1,469 1,611
Series 2006-NS4X Class A3A
0.368% due 06/12/44 (GBP 3 Month
LIBOR + 0.170%)(Ê) GBP 3,345 3,625
Romania Government International
Bond
Series REGS
2.750% due 02/26/26 EUR 6,520 5,864
2.875% due 05/26/28 EUR 1,247 988
2.500% due 02/08/30 EUR 309 223
3.624% due 05/26/30 EUR 200 155
1.750% due 07/13/30 EUR 2,490 1,667
2.124% due 07/16/31 EUR 847 561
3.875% due 10/29/35 EUR 659 447
3.375% due 02/08/38 EUR 543 335
2.625% due 12/02/40 EUR 4,905 2,526
2.750% due 04/14/41 EUR 4,060 2,105
2.875% due 04/13/42 EUR 4,626 2,400
4.625% due 04/03/49 EUR 1,162 749
3.375% due 01/28/50 EUR 873 457
Stratton Mortgage Funding PLC
3.041% due 09/25/51 (~)(Ê) GBP 1,709 1,936
Series 2021-3 Class A
1.452% due 12/12/43 (SONIA +
0.700%)(Ê) GBP 5,407 6,049
Taurus CMBS
Series 2021-UK4A Class B
1.655% due 08/17/31 (SONIA +
1.500%)(Ê)(Þ) GBP 1,641 1,709
Taurus UK Designated Activity Co.
Series 2021-UK1A Class B
3.495% due 05/17/31 (3 Month
SONIA Deposit Rate + 1.300%)(Ê)
(Þ) GBP 1,211 1,322
Towd Point Mortgage Funding PLC
Series 2019-A13X Class B
1.251% due 07/20/45 (3 Month
SONIA Deposit Rate + 1.200%)(Ê) GBP 1,506 1,630
Warwick Finance Residential
Mortgages Number Three PLC
0.854% due 12/21/49 (~)(Ê)(Þ) GBP 2,776 3,160
193,643
United States Government Treasuries - 17.2%
United States Treasury Notes
2.750% due 02/15/24 26,262 25,635
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
0.250% due 03/15/24 17,952 16,911
2.125% due 03/31/24 27,580 26,640
0.375% due 07/15/24 8,177 7,615
0.375% due 08/15/24 8,342 7,741
1.250% due 08/31/24 19,012 17,910
1.500% due 10/31/24 8,329 7,853
2.000% due 02/15/25 14,923 14,119
2.000% due 08/15/25 10,318 9,656
2.250% due 11/15/25 10,180 9,548
0.375% due 01/31/26 22,658 19,904
1.625% due 02/15/26 13,372 12,231
2.250% due 03/31/26 7,720 7,197
1.625% due 05/15/26 12,000 10,918
1.500% due 08/15/26 18,429 16,585
0.625% due 03/31/27 16,692 14,248
2.375% due 05/15/27 8,460 7,790
0.500% due 05/31/27 16,381 13,821
2.750% due 07/31/27 4,570 4,272
2.250% due 08/15/27 17,356 15,840
3.125% due 08/31/27 1,195 1,137
2.750% due 02/15/28 11,433 10,611
1.250% due 03/31/28 9,836 8,408
3.125% due 11/15/28 10,335 9,713
2.375% due 05/15/29 9,437 8,448
3.250% due 06/30/29 20,107 18,986
1.750% due 11/15/29 3,982 3,419
0.625% due 05/15/30 12,699 9,868
6.250% due 05/15/30 6,722 7,611
0.625% due 08/15/30 8,035 6,206
0.875% due 11/15/30 4,612 3,627
5.375% due 02/15/31 7,392 8,027
1.625% due 05/15/31 12,926 10,682
1.250% due 08/15/31 12,754 10,137
2.875% due 05/15/32 2,560 2,320
2.750% due 08/15/32 21,059 18,844
4.500% due 02/15/36 3,079 3,207
1.125% due 05/15/40 7,763 4,634
1.125% due 08/15/40 4,206 2,489
1.375% due 11/15/40 8,153 5,037
1.875% due 02/15/41 18,547 12,538
3.250% due 05/15/42 8,775 7,419
3.375% due 08/15/42 1,090 940
2.750% due 11/15/42 5,999 4,622
2.875% due 05/15/43 6,237 4,889
2.875% due 08/15/45 5,286 4,071
3.000% due 05/15/47 4,831 3,800
2.750% due 11/15/47 5,298 3,975
3.000% due 02/15/48 5,511 4,352
3.000% due 02/15/49 6,019 4,803
2.875% due 05/15/49 5,879 4,578
2.000% due 02/15/50 2,206 1,403
1.250% due 05/15/50 7,342 3,783
1.375% due 08/15/50 7,075 3,772
1.625% due 11/15/50 6,937 3,967
2.375% due 05/15/51 4,050 2,804

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — October 31, 2022
See accompanying notes which are an integral part of the financial statements.
424 Strategic Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
2.000% due 08/15/51 3,800 2,394
2.250% due 02/15/52 370 248
2.875% due 05/15/52 3,810 2,957
3.000% due 08/15/52 610 489
497,649
Total Long-Term Investments
(cost $2,783,008) 2,410,818
Common Stocks - 0.0%
Technology - 0.0%
Sungard Availability Services Capital,
LP(Æ)(Š)
9,557
—
Total Common Stocks
(cost $239) —
Preferred Stocks - 0.0%
Financial Services - 0.0%
KeyCorp.
6.200% due 12/15/27(¢) 22,475 548
Prudential Financial, Inc.
5.950% due 09/01/62 5,711 137
685
Total Preferred Stocks
(cost $705) 685
Short-Term Investments - 14.3%
AerCap Ireland Capital DAC / AerCap
Global Aviation Trust
3.300% due 01/23/23 200 199
4.500% due 09/15/23 2,350 2,308
American Airlines Pass-Through Trust
Series 2013-2 Class A
4.950% due 01/15/23 167 165
Assedic
2.250% due 04/05/23 EUR 5,700 5,640
BPCE SA
5.700% due 10/22/23 (Þ) 410 401
Continental Resources, Inc.
4.500% due 04/15/23 440 438
Credit Suisse Group AG
1.000% due 05/05/23 250 243
Series WI
3.800% due 06/09/23 1,870 1,823
Danske Bank A/S
3.875% due 09/12/23 (Þ) 230 225
Delta Air Lines, Inc.
3.800% due 04/19/23 280 277
DISH DBS Corp.
5.000% due 03/15/23 980 969
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
EQM Midstream Partners, LP
Series 5Y
4.750% due 07/15/23 300 300
European Stability Mechanism Treasury
Bill
10.494% due 03/23/23 EUR 19,550 19,182
Ford Motor Credit Co. LLC
Series FXD
3.350% due 11/01/22 (ç) 1,710 1,710
General Motors Co.
5.400% due 10/02/23 180 179
Japan 2 Year Government International
Bond
Series 423
0.005% due 04/01/23 JPY 6,934,850 46,669
Japan 20 Year Government International
Bond
Series 61
1.000% due 03/20/23 JPY 3,987,700 26,936
Navient Corp.
5.500% due 01/25/23 810 807
Nederlandse Waterschapsbank NV
10.024% due 04/14/23 EUR 3,029 2,967
Nissan Motor Acceptance Corp.
3.043% due 09/15/23 (Þ) 2,050 1,980
Oesterreichische Kontrollbank AG
Series EMTN
10.350% due 04/06/23 EUR 4,107 4,025
Pacific Gas and Electric Co.
4.250% due 08/01/23 530 525
Range Resources Corp.
5.000% due 03/15/23 225 224
Seagate HDD Cayman
4.750% due 06/01/23 852 845
Service Properties Trust
4.500% due 06/15/23 760 750
Teva Pharmaceutical Finance Co. BV
2.950% due 12/18/22 85 84
TransAlta Corp.
4.500% due 11/15/22 296 295
U.S. Cash Management Fund(@) 200,101,262(∞) 200,021
United States Treasury Notes
1.750% due 05/15/23 93,400 92,032
Western Midstream Operating, LP
5.041% due 01/13/23 (USD 3 Month
LIBOR + 1.100%)(Ê) 650 647
Total Short-Term Investments
(cost $433,515) 412,866

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — October 31, 2022
See accompanying notes which are an integral part of the financial statements.
Strategic Bond Fund 425
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Total Investments - 97.5%
(identified cost $3,217,467) 2,824,369
Other Assets and Liabilities,
Net - 2.5%
73,211
Net Assets - 100.0%
2,897,580

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — October 31, 2022
See accompanying notes which are an integral part of the financial statements.
426 Strategic Bond Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
25.7%
7-Eleven, Inc. 11/04/21 3,378,000 99.69 3,367
3,186
ABN AMRO Bank NV 06/21/21 3,745,000 108.32 4,056
3,535
Adani Ports & Special Economic Zone, Ltd. 07/09/20 3,264,000 98.15 3,204
2,610
AES Panama Generation Holdings SRL 04/26/21 3,981,000 103.16 4,107
3,133
African Export-Import Bank (The) 05/10/21 5,740,000 100.00 5,740
4,764
Air Canada Class A Pass-Through Trust 08/31/22 633,598 98.11 622
613
Aircastle, Ltd. 07/07/22 3,819,000 83.32 3,182
2,882
Alimentation Couche-Tard, Inc. 09/19/17 3,750,000 103.30 3,874
3,357
America Movil SAB de CV 08/04/22 3,373,000 95.22 3,212
2,855
American Airlines Group, Inc. 04/12/21 450,000 103.32 465
429
American Airlines Group, Inc. 05/31/22 1,020,000 110.25 1,125
1,115
American Transmission Systems, Inc. 11/29/21 610,000 99.75 608
474
Americo Life, Inc. 04/12/21 430,000 99.76 429
317
AmFam Holdings, Inc. 04/09/21 370,000 103.40 383
229
AmFam Holdings, Inc. 04/12/21 450,000 100.13 451
340
Amur Equipment Finance Receivables XI LLC 09/14/22 5,159,000 99.98 5,158
5,089
Anglo American Capital PLC 04/12/21 930,000 110.69 1,029
845
AP Moller - Maersk A/S 08/04/22 3,278,000 100.24 3,286
2,973
Arbor Realty CLO, Ltd. 05/26/21 4,043,000 100.00 4,043
3,924
Arbor Realty CLO, Ltd. 01/26/22 11,240,000 100.00 11,240
10,852
Arbor Realty CLO, Ltd. 04/29/22 4,411,000 98.82 4,359
4,288
Arbor Realty Commercial Real Estate Notes, Ltd. 09/20/21 19,772,000 100.00 19,772
18,774
Arbor Realty Commercial Real Estate Notes, Ltd. 05/05/22 7,993,000 100.00 7,993
7,798
Ares LXI CLO, Ltd. 08/20/21 10,804,000 100.00 10,804
10,315
Ashtead Capital, Inc. 07/06/22 3,652,000 88.74 3,241
3,030
Australia & New Zealand Banking Group, Ltd. 01/06/22 3,628,000 104.02 3,774
3,562
Aviation Capital Group LLC 04/13/21 610,000 107.44 655
587
Avolon Holdings Funding, Ltd. 04/12/21 390,000 100.57 392
349
Avolon Holdings Funding, Ltd. 04/12/21 130,000 102.69 133
122
Banco de Credito del Peru 05/05/22 3,539,000 96.76 3,424
3,284
Banco Inbursa SA Institucion de Banca Multiple 07/13/21 3,195,000 104.05 3,325
3,082
Banco Internacional del Peru SAA Interbank 11/23/21 3,842,000 102.04 3,921
3,445
Banco Mercantil del Norte SA 04/09/21 640,000 108.97 697
557
Banco Santander Chile 01/04/22 2,946,000 101.69 2,996
2,758
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero
Santander 06/02/22 3,149,000 102.49 3,227
3,055
Barings CLO, Ltd. 09/22/21 9,860,000 100.00 9,860
9,412
Bayer US Finance LLC 09/05/18 3,288,000 100.12 3,292
3,161
BBVA Bancomer SA 10/07/21 3,745,000 104.64 3,919
3,666
BDS, Ltd. 05/14/21 6,121,000 100.00 6,121
5,884
BDS, Ltd. 04/04/22 11,123,000 100.00 11,123
10,814
Bellemeade Re, Ltd. 04/23/21 1,616,086 100.90 1,631
1,613
Bellemeade Re, Ltd. 06/11/21 2,279,000 100.00 2,279
2,113
Bellemeade Re, Ltd. 06/11/21 7,517,194 100.00 7,517
7,413
Bellemeade Re, Ltd. 06/11/21 4,493,000 100.00 4,493
4,347
Bellemeade Re, Ltd. 09/23/21 7,422,000 100.00 7,422
6,990
Bellemeade Re, Ltd. 09/27/21 2,959,000 100.28 2,967
2,637
Bellemeade Re, Ltd. 01/25/22 3,523,000 100.00 3,523
3,094
Bellemeade Re, Ltd. 05/18/22 3,630,000 98.18 3,564
3,587
Bermuda Government International Bond 04/12/21 1,190,000 98.64 1,174
939
Berry Petroleum Corp. 04/13/21 690,000 98.75 681
618
Bharti Airtel International Netherlands BV 02/03/22 3,579,000 104.63 3,745
3,544
Bharti Airtel, Ltd. 09/10/21 3,807,000 106.03 4,036
3,616
Blackstone Holdings Finance Co. LLC 01/03/22 340,000 99.72 339
206
BNP Paribas SA 08/07/18 640,000 99.64 638
567
BNP Paribas SA 01/03/19 540,000 99.99 540
531
BNP Paribas SA 01/08/19 320,000 97.94 313
303
BNP Paribas SA 06/02/20 1,090,000 100.96 1,100
975
BNP Paribas SA 06/23/21 830,000 100.00 830
696
BNP Paribas SA 09/08/21 330,000 100.00 330
254
BNP Paribas SA 08/08/22 2,010,000 100.00 2,010
1,895
BOC Aviation USA Corp. 05/06/21 780,000 100.10 781
733
Bombardier, Inc. 02/02/22 431,000 117.47 506
403
BPCE SA 10/12/21 950,000 100.00 950
649

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — October 31, 2022
See accompanying notes which are an integral part of the financial statements.
Strategic Bond Fund 427
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
BPCE SA 10/11/22 410,000 98.29 403
401
Broadcom, Inc. 04/12/21 1,030,000 99.89 1,029
703
BX Trust 12/02/21 9,861,000 99.87 9,848
9,096
BX Trust 12/17/21 2,398,700 99.99 2,398
2,292
CAMB Commercial Mortgage Trust 01/25/19 3,491,000 100.00 3,491
3,252
CAMB Commercial Mortgage Trust 10/22/21 13,042,000 102.89 13,418
10,025
Cameron LNG LLC 04/09/21 130,000 107.51 140
98
Carlyle Holdings II Finance LLC 07/07/20 2,589,000 125.76 3,256
2,169
CCO Holdings LLC / CCO Holdings Capital Corp. 04/14/20 50,000 101.58 51
41
Chesapeake Energy Corp. 05/12/22 400,000 99.28 397
388
Citigroup Mortgage Loan Trust, Inc. 08/03/15 433,035 91.50 396
380
Comision Federal de Electricidad 04/09/21 280,000 94.83 266
171
Comision Federal de Electricidad 04/12/21 360,000 97.19 350
266
Comision Federal de Electricidad 04/13/21 200,000 104.39 209
197
Commonwealth Bank of Australia 04/12/21 530,000 98.19 520
384
Continental Resources, Inc. 11/09/21 330,000 100.00 330
281
Continental Resources, Inc. 11/09/21 470,000 99.93 470
343
Cooperatieve Rabobank UA 03/30/22 970,000 100.00 970
781
CORE Mortgage Trust 03/01/19 5,704,000 100.00 5,704
5,381
Coterra Energy, Inc. 08/21/18 830,000 98.95 821
765
Coterra Energy, Inc. 12/09/19 860,000 106.51 916
788
CPPIB Capital, Inc. 09/14/22 3,700,000 99.92 3,697
3,654
Credicorp, Ltd. 04/12/22 3,707,000 96.23 3,567
3,416
Credit Agricole SA 01/05/21 3,759,000 104.31 3,921
3,571
Credit Agricole SA 04/12/21 1,780,000 102.63 1,827
1,771
Credit Agricole SA 06/17/21 3,624,000 98.89 3,584
3,053
Credit Suisse Group AG 04/14/21 470,000 107.41 505
417
Credit Suisse Group AG 04/14/21 1,510,000 108.48 1,638
1,126
Credit Suisse Group AG 05/10/21 1,350,000 100.00 1,350
926
Credit Suisse Group AG 03/07/22 620,000 98.00 608
485
Credit Suisse Group AG 03/21/22 200,000 92.38 185
142
Credit Suisse Group AG 06/16/22 3,660,000 98.98 3,623
3,478
Credit Suisse Group AG 08/08/22 2,000,000 100.00 2,000
1,741
Credit Suisse Mortgage Capital Certificates 07/10/20 2,250,000 96.58 2,173
2,158
Credit Suisse Mortgage Trust 05/28/19 5,766,000 100.00 5,766
5,535
CSL UK Holdings, Ltd. 04/20/22 320,000 99.66 319
289
CSL UK Holdings, Ltd. 04/20/22 380,000 99.80 379
349
CSL UK Holdings, Ltd. 04/20/22 240,000 99.91 240
226
DAE Funding LLC 06/15/21 500,000 99.67 498
454
Daimler Trucks Finance NA LLC 06/03/22 3,258,000 99.31 3,235
3,083
Danske Bank A/S 09/17/19 230,000 100.74 232
225
Danske Bank A/S 06/21/21 3,971,000 99.95 3,969
3,375
Danske Bank A/S 09/07/21 730,000 100.00 730
655
Danske Bank A/S 09/07/21 490,000 100.00 490
403
Danske Bank A/S 03/28/22 600,000 100.00 600
572
Danske Bank A/S 03/28/22 2,560,000 100.00 2,560
2,255
DBGS Mortgage Trust 04/03/19 4,612,000 101.18 4,666
3,464
DCP Midstream Operating, LP 12/11/19 200,000 107.73 215
189
Delta Air Lines, Inc. 05/11/20 2,360,000 100.23 2,365
2,393
Delta Air Lines, Inc. / SkyMiles IP, Ltd. 09/16/20 1,460,000 100.77 1,471
1,358
Delta Air Lines, Inc. / SkyMiles IP, Ltd. 09/16/20 860,000 101.86 876
838
DISH DBS Corp. 11/10/21 640,000 100.00 640
516
Dresdner Funding Trust I 03/02/22 477,000 122.73 585
487
Dryden 85 CLO, Ltd. 09/20/21 15,555,000 100.00 15,555
14,831
Dryden XXVIII Senior Loan Fund 08/03/17 3,028,000 100.00 3,028
2,979
Eagle Re, Ltd. 12/17/20 2,609,000 100.21 2,614
2,588
Eagle Re, Ltd. 04/09/21 3,855,187 100.00 3,855
3,852
Eagle Re, Ltd. 10/29/21 5,953,000 100.00 5,953
5,795
EDP Finance BV 04/12/21 260,000 97.83 254
205
Electricite de France SA 03/02/21 310,000 104.67 324
273
Enel Finance International NV 01/05/18 2,929,000 100.46 2,942
2,435
Enel Finance International NV 09/13/21 915,000 100.10 916
757
Enel Finance International NV 10/06/22 1,080,000 99.44 1,074
1,085
EnLink Midstream LLC 04/13/21 810,000 99.73 808
776
EQM Midstream Partners, LP 05/31/22 420,000 100.00 420
415

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — October 31, 2022
See accompanying notes which are an integral part of the financial statements.
428 Strategic Bond Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
EQT Corp. 05/10/21 110,000 100.00 110
91
EQT Corp. 05/10/21 250,000 97.41 243
227
Fidelity & Guaranty Life Holdings, Inc. 04/16/21 150,000 109.42 164
147
First Quantum Minerals, Ltd. 04/12/21 220,000 102.56 226
213
First Quantum Minerals, Ltd. 04/13/21 660,000 107.32 708
614
FirstEnergy Transmission LLC 11/01/21 351,000 105.80 371
339
Florida Gas Transmission Co. LLC 09/15/21 1,510,000 99.93 1,509
1,126
Freddie Mac Structured Agency Credit Risk Debt Notes 09/30/20 77 101.09 —
—
Fresenius Medical Care US Finance II, Inc. 08/04/22 4,036,000 81.50 3,289
2,812
Fresnillo PLC 04/09/21 730,000 98.44 719
496
Genting New York LLC 04/13/21 1,410,000 100.25 1,413
1,236
Glencore Funding LLC 03/21/17 565,000 99.06 560
519
Glencore Funding LLC 01/16/19 110,000 95.37 105
99
Glencore Funding LLC 03/05/19 1,740,000 100.95 1,757
1,705
Glencore Funding LLC 04/13/21 450,000 100.31 451
400
Goldentree Loan Management US CLO 7, Ltd. 04/01/21 4,156,000 100.00 4,156
3,965
GoodLeap Sustainable Home Improvements 10/21/21 3,867,622 99.99 3,867
2,700
GoodLeap Sustainable Home Solutions Trust 01/24/22 3,350,642 99.98 3,350
2,533
Greenwood Park CLO, Ltd. 02/28/18 3,133,000 100.10 3,136
3,048
Grupo Bimbo SAB de CV 11/03/21 3,181,000 104.13 3,312
3,111
GSAA Home Equity Trust 10/21/15 422,558 89.27 377
443
Hana Bank 01/04/22 3,640,000 105.15 3,828
3,536
Hawaiian Brand Intellectual Property, Ltd. / HawaiianMiles Loyalty, Ltd. 04/28/22 2,770,000 97.27 2,694
2,550
HGI CRE CLO, Ltd. 05/06/21 8,602,000 100.03 8,604
8,191
HGI CRE CLO, Ltd. 09/17/21 9,773,000 100.00 9,773
9,288
Highlands Holdings Bond Issuer, Ltd. / Highlands Holdings Bond Co.-Issuer,
Inc. 04/12/21 1,883,968 103.21 1,944
1,761
Hilton USA Trust 11/22/16 9,138,000 95.85 8,759
7,779
HMH Trust 06/09/17 7,770,000 99.98 7,768
7,161
Home RE, Ltd. 01/28/21 1,980,023 100.00 1,980
1,967
Home RE, Ltd. 07/23/21 2,576,000 100.00 2,576
2,426
Home RE, Ltd. 07/23/21 1,227,000 100.00 1,227
1,106
Hospitality Mortgage Trust 05/16/19 5,205,111 100.00 5,205
4,879
Hospitality Mortgage Trust 12/10/19 3,538,985 100.11 3,543
3,300
ICICI Bank, Ltd. 11/03/20 3,094,000 103.59 3,205
2,786
Infraestuctura Energetica Nova SAB de CV 07/06/22 3,459,000 91.95 3,180
2,972
Intercorp Financial Services, Inc. 07/06/22 3,588,000 90.23 3,237
3,103
Intesa Sanpaolo SpA 05/24/21 690,000 100.00 690
404
Intesa Sanpaolo SpA 05/24/21 610,000 100.49 613
413
Intesa Sanpaolo SpA 03/30/22 1,445,000 97.02 1,381
1,364
Irwin Home Equity Loan Trust 06/30/15 316,711 101.62 322
306
Jordan Government International Bond 06/14/22 730,000 93.23 681
681
JPMorgan Mortgage Trust 06/05/20 108,946 102.94 112
97
JPMorgan Mortgage Trust 06/05/20 168,966 103.53 175
154
JPMorgan Mortgage Trust 03/30/21 534,908 102.08 546
461
JPMorgan Mortgage Trust 04/26/21 15,753,907 101.87 16,048
14,188
JPMorgan Mortgage Trust 05/24/21 16,186,570 101.80 16,478
14,245
JPMorgan Mortgage Trust 06/24/21 13,077,121 102.52 13,406
11,531
JPMorgan Mortgage Trust 01/26/22 11,299,830 99.11 11,199
9,589
JPMorgan Mortgage Trust 03/23/22 12,472,564 96.08 11,983
10,584
JPMorgan Mortgage Trust 04/27/22 5,318,197 95.60 5,084
4,461
JPMorgan Wealth Mangement 07/30/20 1,608,775 103.57 1,666
1,330
KazMunayGas National Co. JSC 04/17/18 250,000 99.06 248
179
KKR Group Finance Co. II LLC 06/14/16 50,000 104.14 52
44
KKR Group Finance Co. III LLC 04/16/21 350,000 124.89 437
295
Lamar Funding, Ltd. 07/26/22 450,000 95.78 431
414
Liberty Mutual Group, Inc. 05/03/22 218,000 128.00 279
240
Lithia Motors, Inc. 06/04/21 230,000 102.74 236
185
Lithia Motors, Inc. 06/07/21 180,000 104.53 188
160
Madison Park Funding LII, Ltd. 11/18/21 5,000,000 100.00 5,000
4,751
Madison Park Funding XLVIII, Ltd. 01/15/21 3,863,000 100.00 3,863
3,758
Madison Park Funding XXVI, Ltd. 09/05/17 4,180,000 100.00 4,180
4,107
Magallanes, Inc. 03/09/22 2,000,000 100.00 2,000
1,396
Magallanes, Inc. 03/09/22 2,300,000 100.00 2,300
1,683
Magallanes, Inc. 03/09/22 450,000 100.00 450
363

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — October 31, 2022
See accompanying notes which are an integral part of the financial statements.
Strategic Bond Fund 429
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
Magnetite XXXIII, Ltd. 05/23/22 14,041,067 100.00 14,041
13,482
Marks & Spencer PLC 09/25/19 58,000 113.22 66
50
Mars, Inc. 04/09/21 740,000 93.76 694
473
Massachusetts Mutual Life Insurance Co. 04/09/21 520,000 100.83 524
336
MEG Energy Corp. 04/12/21 420,000 104.28 438
427
Meituan 01/05/21 3,618,000 101.28 3,664
3,002
Melco Resorts Finance, Ltd. 04/12/21 620,000 104.86 650
345
Meta Platforms, Inc. 08/04/22 280,000 99.84 280
208
Meta Platforms, Inc. 08/04/22 310,000 99.98 310
264
Meta Platforms, Inc. 10/11/22 3,248,000 92.85 3,016
2,982
MF1 LLC 05/13/22 14,380,000 99.03 14,240
14,191
MHC Commercial Mortgage Trust 04/06/21 9,810,000 99.43 9,754
9,398
Midwest Connector Capital Co. LLC 12/04/19 2,885,000 101.69 2,934
2,776
Mileage Plus Holdings LLC / Mileage Plus Intellectual Property Assets, Ltd. 06/25/20 1,121,000 103.76 1,163
1,108
Mondelez International Holdings Netherlands BV 01/04/21 1,696,000 103.00 1,747
1,595
Mondelez International Holdings Netherlands BV 11/05/21 1,741,000 99.54 1,733
1,592
Mondelez International, Inc. 11/05/21 500,000 98.87 494
427
Morgan Stanley Mortgage Capital Holdings LLC Trust 08/11/17 35,996,000 0.39 141
140
Morgan Stanley Mortgage Capital Holdings LLC Trust 08/11/17 58,208,000 1.48 863
860
Morgan Stanley Mortgage Capital Holdings LLC Trust 08/11/17 5,268,000 98.77 5,203
4,233
Nestle Holdings, Inc. 05/05/22 3,619,000 95.45 3,454
3,346
Neuberger Berman Loan Advisers CLO 24, Ltd. 08/24/21 2,287,888 100.13 2,291
2,239
New York Life Insurance Co. 04/09/21 480,000 107.71 517
339
New York Life Insurance Co. 04/09/21 180,000 120.78 217
135
NextEra Energy Operating Partners, LP 06/15/22 190,000 97.52 185
184
NGPL PipeCo LLC 09/26/19 2,298,000 126.72 2,912
2,288
Nippon Life Insurance Co. 04/09/21 890,000 96.25 857
660
Nissan Motor Acceptance Corp. 09/10/20 2,050,000 100.72 2,065
1,980
Nissan Motor Co., Ltd. 09/10/20 1,540,000 99.50 1,532
1,366
Nomura Resecuritization Trust 10/23/15 1,105,922 94.39 1,044
1,083
Northwestern Mutual Life Insurance Co. (The) 04/09/21 900,000 101.63 915
586
Northwestern Mutual Life Insurance Co. (The) 04/09/21 280,000 103.97 291
179
NRG Energy, Inc. 04/12/21 1,250,000 99.92 1,249
1,027
NTT Finance Corp. 04/12/21 690,000 99.77 688
531
NTT Finance Corp. 01/06/22 3,956,000 99.15 3,922
3,721
Nuveen LLC 03/11/19 400,000 102.98 412
366
NYACK Park CLO, Ltd. 09/02/21 10,790,000 100.00 10,790
10,293
Oaktown Re III, Ltd. 01/26/21 4,405,905 100.41 4,424
4,354
Oaktown Re VI, Ltd. 04/14/21 11,951,000 100.06 11,958
11,798
Oaktown Re VII, Ltd. 10/15/21 3,225,000 100.00 3,225
3,170
Oaktown Re, Ltd. 09/28/21 1,024,000 101.80 1,042
971
Oaktown Re, Ltd. 10/15/21 3,798,000 100.00 3,798
3,535
OCP CLO, Ltd. 10/28/21 8,147,000 100.00 8,147
7,796
OCP CLO, Ltd. 09/09/22 1,950,000 98.87 1,928
1,901
OCP SA 06/10/21 390,000 99.44 388
291
OCP SA 06/11/21 230,000 100.42 231
141
Ohio Edison Co. 09/22/22 280,000 99.79 279
271
Oncor Electric Delivery Co. LLC 05/17/22 170,000 99.65 169
156
Oversea-Chinese Banking Corp., Ltd. 11/03/21 3,136,000 104.70 3,283
3,079
Panasonic Corp. 09/13/21 3,963,000 103.08 4,085
3,774
Paraguay Government International Bond 04/26/21 320,000 113.69 364
245
Parsley Energy LLC / Parsley Finance Corp. 09/25/20 50,000 94.15 47
45
Petroleos del Peru SA 04/09/21 620,000 103.23 640
398
Preston Ridge Partners Mortgage LLC 12/01/20 1,490,002 100.00 1,490
1,360
Preston Ridge Partners Mortgage LLC 04/28/21 4,095,569 100.00 4,096
3,559
Preston Ridge Partners Mortgage Trust 11/03/21 803,219 100.00 803
728
Prodigy Finance Designated Activity Co. 07/12/21 2,698,348 100.06 2,700
2,600
Prosus NV 08/04/22 3,847,000 85.10 3,274
2,831
Provincia de Buenos Aires 08/27/21 823,246 42.42 349
248
Provincia de Cordoba 04/12/21 750,000 66.85 501
458
Provincia de Cordoba 04/12/21 570,000 69.50 396
433
Radnor RE, Ltd. 01/21/20 911,778 100.00 912
910
Radnor RE, Ltd. 06/18/21 12,275,000 100.05 12,281
12,032
Radnor RE, Ltd. 11/05/21 3,393,220 100.00 3,393
3,305
Reliance Industries, Ltd. 10/01/19 2,934,000 102.91 3,019
2,821

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — October 31, 2022
See accompanying notes which are an integral part of the financial statements.
430 Strategic Bond Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
Reliance Industries, Ltd. 01/05/22 1,540,000 99.78 1,537
1,161
Resorts World Las Vegas LLC / RWLV Capital, Inc. 02/02/22 600,000 97.46 585
430
Roche Holdings, Inc. 06/02/22 3,329,000 97.68 3,252
3,127
Rocket Mortgage LLC / Rocket Mortgage Co-Issuer, Inc. 09/21/21 410,000 100.00 410
342
Rockies Express Pipeline LLC 05/06/20 300,000 92.56 278
253
Rockies Express Pipeline LLC 03/23/21 98,000 100.46 98
91
Rockies Express Pipeline LLC 03/23/21 289,000 103.21 298
254
Rockies Express Pipeline LLC 07/07/22 117,000 84.13 98
96
Sands China, Ltd. 11/23/21 300,000 100.00 300
265
Santander UK PLC 10/02/18 2,653,000 109.18 2,897
1,860
Saudi Arabian Oil Co. 10/08/21 4,109,000 99.92 4,106
3,671
Sealed Air Corp. 04/22/20 300,000 110.13 330
287
Sequoia Mortgage Trust 10/21/16 479,926 102.71 493
424
Sequoia Mortgage Trust 05/06/21 8,671,592 102.67 8,903
7,627
Siemens Financieringsmaatschappij NV 02/04/22 3,673,000 103.00 3,783
3,495
SK Hynix, Inc. 02/03/21 3,670,000 100.14 3,675
3,455
Sky, Ltd. 01/04/21 3,311,000 105.94 3,508
3,218
Sociedad Quimica y Minera de Chile SA 09/13/21 1,100,000 99.19 1,091
704
Societe Generale SA 04/07/20 3,653,000 101.21 3,697
3,554
Standard Chartered PLC 04/02/20 250,000 104.51 261
237
Standard Chartered PLC 12/07/21 3,998,000 98.79 3,950
2,790
State Bank of India 10/05/21 3,157,000 103.82 3,278
3,101
SURA Asset Management SA 07/08/21 3,220,000 104.32 3,359
3,112
Suzano Austria GmbH 04/09/21 420,000 129.71 545
385
Taurus CMBS 07/28/21 GBP 1,640,654 139.09 2,282
1,709
Taurus UK Designated Activity Co. 02/22/21 GBP 1,211,105 140.62 1,703
1,322
Teachers Insurance & Annuity Association of America 11/09/15 200,000 97.46 195
191
Tencent Holdings, Ltd. 04/15/21 480,000 99.97 480
280
Tennessee Gas Pipeline Co. LLC 02/19/20 1,640,000 97.92 1,606
1,335
Towd Point Mortgage Trust 08/17/20 5,816,697 101.75 5,918
5,350
UBS Group AG 01/28/19 1,910,000 102.82 1,964
1,847
UBS Group AG 04/09/21 550,000 124.54 685
420
UBS Group AG 01/04/22 350,000 100.00 350
215
UBS Group AG 01/06/22 270,000 100.00 270
215
UniCredit SpA 04/22/20 231,000 104.96 242
196
UniCredit SpA 03/03/22 3,906,000 96.10 3,754
3,349
United Airlines, Inc. 04/14/21 140,000 101.28 142
120
United Airlines, Inc. 03/30/22 910,000 98.75 899
831
Valeant Pharmaceuticals International, Inc. 05/13/22 600,000 93.38 560
479
VICI Properties, Inc. 07/06/22 3,234,000 97.18 3,143
3,055
Warwick Finance Residential Mortgages Number Three PLC 02/10/21 GBP 2,776,259 138.64 3,849
3,160
WEA Finance LLC / Westfield UK & Europe Finance PLC 04/09/21 640,000 103.43 662
419
WEA Finance LLC / Westfield UK & Europe Finance PLC 05/06/21 915,000 98.86 905
861
Woori Bank 01/04/22 3,671,000 104.66 3,842
3,598
Wynn Macau, Ltd. 08/25/20 200,000 98.89 198
121
Wynn Macau, Ltd. 12/15/20 800,000 103.51 828
488
Wynn Macau, Ltd. 09/16/21 320,000 95.36 305
206
Wynn Macau, Ltd. 03/23/22 200,000 92.04 184
139
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp. 04/12/21 680,000 105.42 717
663
Yara International ASA 04/11/22 3,572,000 98.88 3,532
3,234
ZF NA Capital, Inc. 05/05/20 3,094,000 95.86 2,948 2,893
744,054
For a description of restricted securities see note 8 in the Notes to Financial Statements.

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — October 31, 2022
See accompanying notes which are an integral part of the financial statements.
Strategic Bond Fund 431
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
Canadian 10 Year Government Bond Futures 387 CAD 47,613 12/22
(469)
Euro-Bobl Futures 4 EUR 479 12/22
1
Japan 10 Year Government International Bond Futures 13 JPY 1,934,010 12/22
37
United States 2 Year Treasury Note Futures 3,661 USD 748,245 12/22
(12,272)
United States 5 Year Treasury Note Futures 1,929 USD 205,619 12/22
(8,924)
United States 10 Year Treasury Note Futures 1,935 USD 213,999 12/22
(11,896)
United States 10 Year Ultra Treasury Note Futures 3,391 USD 393,303 12/22
(26,268)
United States Treasury Long Bond Futures 285 USD 34,343 12/22
(4,169)
United States Treasury Ultra Bond Futures 1,358 USD 173,357 12/22 (26,296)
Short Positions
Euro-Btp Futures 18 EUR 2,064 12/22
41
Euro-Bund Futures 831 EUR 115,044 12/22
5,065
Euro-Buxl Futures 58 EUR 8,365 12/22
932
Euro-Schatz Futures 21 EUR 2,246 12/22
24
Japan 10 Year Government International Bond Futures 53 JPY 7,884,810 12/22
66
Long Gilt Futures 243 GBP 24,818 12/22
987
United States 2 Year Treasury Note Futures 781 USD 159,622 12/22
3,058
United States 5 Year Treasury Note Futures 330 USD 35,176 12/22
527
United States 10 Year Treasury Note Futures 143 USD 15,815 12/22
32
United States 10 Year Ultra Treasury Note Futures 16 USD 1,856 12/22
157
United States Treasury Long Bond Futures 416 USD 50,128 12/22
3,784
United States Treasury Ultra Bond Futures 83 USD 10,595 12/22 1,681
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å) (73,902)
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Bank of New York USD 20,726 GBP 17,877 11/09/22 (222)
Bank of New York GBP 23,105 USD 26,389 11/09/22 (112)
Citigroup USD 120 BRL 630 11/03/22 2
Citigroup USD 772 BRL 4,060 11/03/22 14
Citigroup USD 844 BRL 4,419 11/03/22 11
Citigroup USD 3,586 BRL 19,450 11/03/22 179
Citigroup USD 3,648 BRL 19,179 11/03/22 65
Citigroup USD 776 GBP 681 01/19/23 7
Citigroup USD 448 JPY 65,700 01/19/23 (2)
Citigroup USD 9,280 JPY 1,374,322 01/19/23 59
Citigroup BRL 630 USD 117 11/03/22 (5)
Citigroup BRL 4,060 USD 778 11/03/22 (8)
Citigroup BRL 4,419 USD 841 11/03/22 (15)
Citigroup BRL 19,179 USD 3,424 11/03/22 (289)
Citigroup BRL 19,450 USD 3,700 11/03/22 (66)
Citigroup CHF 2,317 EUR 2,350 01/19/23 4
Citigroup CNY 10,877 USD 1,503 01/19/23 7
Citigroup CNY 11,996 USD 1,648 01/19/23 (2)
Citigroup CNY 21,762 USD 2,992 01/19/23 (2)

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — October 31, 2022
See accompanying notes which are an integral part of the financial statements.
432 Strategic Bond Fund
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Citigroup CNY 22,697 USD 3,137 01/19/23 15
Citigroup CZK 93,945 EUR 3,768 01/19/23 (54)
Citigroup EUR 401 CZK 9,951 01/19/23 2
Citigroup EUR 421 CZK 10,469 01/19/23 3
Citigroup EUR 421 CZK 10,476 01/19/23 4
Citigroup EUR 535 CZK 13,259 01/19/23 1
Citigroup EUR 542 CZK 13,429 01/19/23 2
Citigroup EUR 552 CZK 13,703 01/19/23 3
Citigroup EUR 872 CZK 21,688 01/19/23 8
Citigroup EUR 3,547 GBP 3,100 01/19/23 73
Citigroup EUR 3,299 HUF 1,430,727 01/19/23 190
Citigroup EUR 3,581 NOK 37,264 01/19/23 63
Citigroup EUR 1,037 USD 1,030 01/19/23 (2)
Citigroup EUR 102,923 USD 101,855 01/19/23 (530)
Citigroup GBP 6,028 EUR 6,900 01/19/23 (137)
Citigroup GBP 836 USD 957 01/19/23 (5)
Citigroup JPY 1,272,779 USD 8,750 01/19/23 101
Citigroup JPY 15,232,401 USD 103,622 01/19/23 114
Citigroup MXN 55,778 USD 2,748 01/19/23 (28)
Citigroup MXN 545,376 USD 26,833 01/19/23 (311)
Citigroup PLN 5,950 EUR 1,195 01/19/23 (79)
Citigroup PLN 10,231 EUR 2,073 01/19/23 (100)
Citigroup ZAR 166,323 USD 9,126 01/19/23 124
Goldman Sachs USD 1 GBP 1 01/18/23 —
JPMorgan Chase USD 864 BRL 4,620 01/18/23 16
JPMorgan Chase USD 1,920 MXN 39,250 01/18/23 34
JPMorgan Chase EUR 108 USD 107 12/29/22 (1)
JPMorgan Chase IDR 3,229,223 USD 211 01/18/23 5
JPMorgan Chase IDR 5,449,520 USD 357 01/18/23 10
Morgan Stanley USD 321 AUD 497 01/18/23 (2)
Morgan Stanley USD 4,212 EUR 4,192 01/18/23 (42)
Morgan Stanley USD 264 GBP 236 11/29/22 7
Morgan Stanley USD 617 GBP 537 11/29/22 (2)
Morgan Stanley USD 180 MXN 3,655 01/18/23 2
State Street USD 464 CAD 632 11/09/22 —
State Street USD 6,462 EUR 6,469 11/09/22 (66)
State Street USD 6,259 JPY 900,803 11/09/22 (196)
State Street USD 12,611 NZD 21,982 11/09/22 171
State Street USD 25,964 SEK 281,902 11/09/22 (420)
State Street CAD 17,086 USD 12,601 11/09/22 59
State Street EUR 432 USD 430 11/09/22 3
State Street GBP 52,620 USD 59,470 11/29/22 (919)
State Street JPY 2,679,799 USD 18,182 11/09/22 146
State Street NZD 1,159 USD 673 11/09/22 —
State Street SEK 17,598 USD 1,606 11/09/22 11
UBS USD 1,021 CHF 1,016 11/09/22 (5)
UBS CHF 36,960 USD 37,802 11/09/22 864
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts (1,243)

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — October 31, 2022
See accompanying notes which are an integral part of the financial statements.
Strategic Bond Fund 433
Interest Rate Swap Contracts
Amounts in thousands
Counterparty Notional Amount Fund Receives Fund Pays
Termination
Date
Premiums
Paid
(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair Value
$
Citigroup EUR 9,120 6 Month EURIBOR
(3)
3.270%
(4)
01/19/28
— (123) (123)
Citigroup KRW 6,800,000 4.160%
(2)
South Korean Won 3
Month Certificate of
Deposit Rates
(2)
01/19/28
— 12 12
Citigroup EUR 39,790 3.430%
(4)
6 Month EURIBOR
(3)
01/19/33 — 1,241 1,241
Total Open Interest Rate Swap Contracts (å) — 1,130 1,130
Credit Default Swap Contracts
Amounts in thousands
Credit Indices - Purchase Protection
Reference Entity Counterparty
Notional
Amount
Fund
(Pays)/
Receives
Fixed Rate
Termination
Date
Premiums
Paid/
(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair Value
$
CDX NA High Yield Index Bank of America USD 7,950 (5.000%)
(2)
06/20/27
32 (138) (106)
CDX NA Investment Grade Index Bank of America USD 16,230 (1.000%)
(2)
06/20/27
(107) (33) (140)
CDX NA Investment Grade Index Bank of America USD 7,470 (1.000%)
(2)
12/20/27 4 (45) (41)
Total Open Credit Indices - Purchase Protection Contracts (71) (216) (287)
Credit Indices - Sell Protection
Reference Entity Counterparty
Notional
Amount
Fund
(Pays)/
Receives
Fixed Rate
Termination
Date
Premiums
Paid/
(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair Value
$
CDX NA High Yield Index Bank of America USD 31,900 5.000%
(2)
12/20/27 (1,530) 1,465 (65)
Total Open Credit Indices - Sell Protection Contracts (1,530) 1,465 (65)
Total Open Credit Default Swap Contracts (å) (1,601) 1,249 (352)

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — October 31, 2022
See accompanying notes which are an integral part of the financial statements.
434 Strategic Bond Fund
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total % of Net Assets
Long-Term Investments
Asset-Backed Securities $ — $ 80,433 $ —
$ —
$ 80,433 2.8
Corporate Bonds and Notes — 639,024 —
—
639,024 22.0
International Debt — 565,371 —
—
565,371 19.5
Loan Agreements — 4,845 —
—
4,845 0.2
Mortgage-Backed Securities — 428,224 —
—
428,224 14.8
Municipal Bonds — 1,629 —
—
1,629 —
*
Non-US Bonds — 193,643 —
—
193,643 6.7
United States Government Treasuries — 497,649 —
—
497,649 17.2
Common Stocks — — —
—
— —
Preferred Stocks 685 — — — 685 —
*
Short-Term Investments — 212,845 — 200,021 412,866 14.3
Total Investments 685 2,623,663 — 200,021 2,824,369 97.5
Other Assets and Liabilities, Net
2.5
100.0
Other Financial Instruments
Assets
Futures Contracts 16,392 — — — 16,392 0.6
Foreign Currency Exchange Contracts — 2,379 — — 2,379 0.1
Interest Rate Swap Contracts — 1,253 — — 1,253 —
*
A
Liabilities
Futures Contracts (90,294) — — — (90,294) (3.1)
Foreign Currency Exchange Contracts — (3,622) — — (3,622) (0.1)
Interest Rate Swap Contracts — (123) — — (123) ( — )
*
Credit Default Swap Contracts — (352) — — (352) ( — )
*
Total Other Financial Instruments
**
$ (73,902) $ (465) $ — $ — $ (74,367)
* Less than 0.05% of net assets.
** Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of
Investments.
For a description of the Levels, see note 2 in the Notes to Financial Statements.
For a disclosure on transfers into and out of Level 3 during the period ended October 31, 2022, see note 2 in the Notes to
Financial Statements.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value for the period ended
October 31, 2022, were less than 1% of net assets.

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — October 31, 2022
See accompanying notes which are an integral part of the financial statements.
Strategic Bond Fund 435
Amounts in thousands
Country Exposure
Fair Value
$
Andorra ..............................................................................................
13,548
Argentina ............................................................................................
1,552
Australia .............................................................................................
8,345
Austria ................................................................................................
4,025
Belgium ..............................................................................................
11,748
Bermuda .............................................................................................
87,040
Brazil ..................................................................................................
11,731
Canada ................................................................................................
46,260
Cayman Islands ..................................................................................
136,087
Chile ...................................................................................................
7,204
China ..................................................................................................
6,747
Colombia ............................................................................................
7,170
Denmark .............................................................................................
10,458
Estonia ................................................................................................
5,711
Finland ...............................................................................................
196
France .................................................................................................
32,860
Germany .............................................................................................
19,242
Hong Kong .........................................................................................
345
India ...................................................................................................
19,640
Indonesia ............................................................................................
1,426
Ireland ................................................................................................
10,638
Israel ...................................................................................................
1,064
Italy ....................................................................................................
14,057
Japan ..................................................................................................
117,426
Jordan .................................................................................................
681
Kazakhstan .........................................................................................
179
Luxembourg .......................................................................................
19,182
Macao .................................................................................................
5,560
Mexico ...............................................................................................
60,188
Morocco .............................................................................................
432
Netherlands ........................................................................................
13,428
Norway ...............................................................................................
3,645
Oman ..................................................................................................
3,249
Panama ...............................................................................................
3,584
Paraguay .............................................................................................
245
Peru ....................................................................................................
17,539
Portugal ..............................................................................................
205
Romania .............................................................................................
18,477
Saudi Arabia .......................................................................................
3,671
Singapore ...........................................................................................
3,812
South Africa .......................................................................................
9,025
South Korea .......................................................................................
10,589
Spain ..................................................................................................
5,507
Switzerland ........................................................................................
15,242
Taiwan ................................................................................................
1,303
Togo ...................................................................................................
2,748
United Arab Emirates .........................................................................
454
United Kingdom .................................................................................
93,344
United States ......................................................................................
1,956,733
Zambia ...............................................................................................
827
Total Investments ............................................................................... 2,824,369

See accompanying notes which are an integral part of the financial statements.
436 Strategic Bond Fund
Russell Investment Company
Strategic Bond Fund
Fair Value of Derivative Instruments — October 31, 2022
Amounts in thousands
Derivatives not accounted for as hedging instruments
Credit
Contracts
Foreign
Currency
Contracts
Interest Rate
Contracts
Location: Statement of Assets and Liabilities - Assets
Unrealized appreciation on foreign currency exchange contracts $ — $ 2,379 $ —
Variation margin on futures contracts* — — 16,392
Interest rate swap contracts, at fair value — — 1,253
Total
$ — $ 2,379 $ 17,645
Location: Statement of Assets and Liabilities - Liabilities
Variation margin on futures contracts* $ — $ — $ 90,294
Unrealized depreciation on foreign currency exchange contracts — 3,622 —
Interest rate swap contracts, at fair value — — 123
Credit default swap contracts, at fair value 352 — —
Total
$ 352 $ 3,622 $ 90,417
Derivatives not accounted for as hedging instruments
Credit
Contracts
Foreign
Currency
Contracts
Interest Rate
Contracts
Location: Statement of Operations - Net realized gain (loss)
Futures contracts $ — $ — $ (183,925)
Interest rate swap contracts — — (1,363)
Credit default swap contracts 10,060 — —
Foreign currency exchange contracts — 58,430 —
Total
$ 10,060 $ 58,430 $ (185,288)
Location: Statement of Operations - Net change in unrealized appreciation (depreciation)
Futures contracts $ — $ — $ (46,453)
Interest rate swap contracts — — 3,369
Credit default swap contracts 797 — —
Foreign currency exchange contracts — (513) —
Total
$ 797 $ (513) $ (43,084)
* Includes cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the
Statement of Assets and Liabilities.
For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

Russell Investment Company
Strategic Bond Fund
Balance Sheet Offsetting of Financial and Derivative Instruments —
October 31, 2022
See accompanying notes which are an integral part of the financial statements.
Strategic Bond Fund 437
Amounts in thousands
Offsetting of Financial Assets and Derivative Assets
Description Location: Statement of Assets and Liabilities - Assets
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statement
of Assets
and
Liabilities
Net Amounts
of Assets
Presented in
the Statement
of Assets and
Liabilities
Foreign Currency Exchange Contracts Unrealized appreciation on foreign currency exchange contracts $ 2,379 $ — $ 2,379
Interest Rate Swap Contracts Interest rate swap contracts, at fair value 1,253 — 1,253
Total Financial and Derivative Assets
3,632 — 3,632
Financial and Derivative Assets not subject to a netting agreement
(1,253) — (1,253)
Total Financial and Derivative Assets subject to a netting agreement
$ 2,379 $ — $ 2 ,3 79
Financial Assets, Derivative Assets, and Collateral Held by Counterparty
Gross Amounts Not Offset
in the Statement of Assets
and Liabilities
Counterparty
Net Amounts
of Assets
Presented in
the Statement
of Assets and
Liabilities
Financial
and
Derivative
Instruments
Collateral
Received^ Net Amount
Citigroup
1,050 $ 1,050 $ — $ —
JPMorgan Chase
65 — — 65
Morgan Stanley
9 3 — 6
State Street
390 390 — —
UBS
865 5 — 860
Total
$ 2,379 $ 1,448 $ — $ 931

Russell Investment Company
Strategic Bond Fund
Balance Sheet Offsetting of Financial and Derivative Instruments, continued
— October 31, 2022
See accompanying notes which are an integral part of the financial statements.
438 Strategic Bond Fund
Amounts in thousands
Offsetting of Financial Liabilities and Derivative Liabilities
Description Location: Statement of Assets and Liabilities - Liabilities
Gross
Amounts of
Recognized
Liabilities
Gross
Amounts
Offset in the
Statement
of Assets
and
Liabilities
Net Amounts
of Liabilities
Presented in
the Statement
of Assets and
Liabilities
Foreign Currency Exchange Contracts Unrealized depreciation on foreign currency exchange contracts $ 3,622 $ — $ 3,622
Interest Rate Swap Contracts Interest rate swap contracts, at fair value 123 — 123
Credit Default Swap Contracts Credit default swap contracts, at fair value 352 — 352
Total Financial and Derivative Liabilities
4,097 — 4,097
Financial and Derivative Liabilities not subject to a netting agreement
(475) — (475)
Total Financial and Derivative Liabilities subject to a netting agreement
$ 3,622 $ — $ 3,622
Financial Liabilities, Derivative Liabilities, and Collateral Pledged by Counterparty
Gross Amounts Not Offset
in the Statement of Assets
and Liabilities
Counterparty
Net Amounts
of Liabilities
Presented in
the Statement
of Assets and
Liabilities
Financial
and
Derivative
Instruments
Collateral
Pledged^ Net Amount
Bank of New York $ 334 $ — $ — $ 334
Citigroup 1,634 1,050 584 —
JPMorgan Chase 1 — — 1
Morgan Stanley 46 3 — 43
State Street 1,602 390 — 1,212
UBS 5 5 — —
Total
$ 3,622 $ 1,448 $ 584 $ 1,590
^      Collateral received or pledged amounts may not reconcile to those disclosed in the Statement of Assets and Liabilities due to the inclusion of off-Balance
Sheet collateral and adjustments made to exclude overcollateralization.
For further disclosure on derivatives and counterparty risk see note 2 in the Notes to Financial Statements.

Russell Investment Company
Strategic Bond Fund
See accompanying notes which are an integral part of the financial statements.
Strategic Bond Fund 439
Statement of Assets and Liabilities — October 31, 2022
Amounts in thousands
Assets
Investments, at identified cost ......................................................................................................................................................
$ 3,217,467
Investments, at fair value(>) ........................................................................................................................................................
2,824,369
Cash .............................................................................................................................................................................................. 750
Foreign currency holdings(^) ....................................................................................................................................................... 2,72 5
Unrealized appreciation on foreign currency exchange contracts ............................................................................................... 2,379
Receivables:
Dividends and interest ...................................................................................................................................................... 19,166
Dividends from affiliated funds ....................................................................................................................................... 533
Investments sold ............................................................................................................................................................... 861
Fund shares sold ............................................................................................................................................................... 2,091
From broker(a)(b) ............................................................................................................................................................ 139,7 0 6
Variation margin on futures contracts .............................................................................................................................. 8,039
Interest rate swap contracts, at fair value(•) ................................................................................................................................. 1,253
Total assets ...............................................................................................................................................................
3 , 001 , 87 2
Liabilities
Payables:
Due to broker (c) .............................................................................................................................................................. 1,4 3 0
Investments purchased ..................................................................................................................................................... 11,742
Fund shares redeemed ...................................................................................................................................................... 3,399
Accrued fees to affiliates .................................................................................................................................................. 1,260
Other accrued expenses .................................................................................................................................................... 463
Variation margin on futures contracts .............................................................................................................................. 81,901
Unrealized depreciation on foreign currency exchange contracts ............................................................................................... 3,622
Interest rate swap contracts, at fair value(•) ................................................................................................................................. 123
Credit default swap contracts, at fair value(+) ............................................................................................................................. 352
Total liabilities ...........................................................................................................................................................
104 , 292
Net Assets ...............................................................................................................................................................
$ 2,897,580

Russell Investment Company
Strategic Bond Fund
See accompanying notes which are an integral part of the financial statements.
440 Strategic Bond Fund
Statement of Assets and Liabilities, continued — October 31, 2022
Amounts in thousands
Net Assets Consist of:
Total distributable earnings (losses) .............................................................................................................................................
$ (677,687)
Shares of beneficial interest .........................................................................................................................................................
3,241
Additional paid-in capital ............................................................................................................................................................
3,572,026
Net Assets ...............................................................................................................................................................
$ 2,897,580
Net Asset Value
,
offering and redemption price per share:
Net asset value per share: Class A(#) ........................................................................................................................................... $ 8.92
Maximum offering price per share (Net asset value plus sales charge of 3.75%): Class A ..................................................... $ 9.27
Class A
—
Net assets ........................................................................................................................................................... $ 20,294,591
Class A
—
Shares outstanding ($.01 par value) .................................................................................................................. 2,275,317
Net asset value per share: Class C(#) ........................................................................................................................................... $ 8.84
Class C
—
Net assets ........................................................................................................................................................... $ 10,826,723
Class C
—
Shares outstanding ($.01 par value) .................................................................................................................. 1,224,118
Net asset value per share: Class M(#) .......................................................................................................................................... $ 8.96
Class M
—
Net assets .......................................................................................................................................................... $ 507,577,233
Class M
—
Shares outstanding ($.01 par value) .................................................................................................................. 56,626,120
Net asset value per share: Class R6(#) ......................................................................................................................................... $ 8.84
Class R6
—
Net assets ......................................................................................................................................................... $ 2,218,027
Class R6
—
Shares outstanding ($.01 par value) ................................................................................................................ 250,772
Net asset value per share: Class S(#) ........................................................................................................................................... $ 8.98
Class S
—
Net assets ............................................................................................................................................................ $ 1,751,846,647
Class S
—
Shares outstanding ($.01 par value) ................................................................................................................... 195,178,081
Net asset value per share: Class Y(#) ........................................................................................................................................... $ 8.83
Class Y
—
Net assets ........................................................................................................................................................... $ 604,816,853
Class Y
—
Shares outstanding ($.01 par value) .................................................................................................................. 68,506,988
Amounts in thousands
(^)     Foreign currency holdings - cost $ 2,462
(+)     Credit default swap contracts - premiums paid (received) $ (1,601)
(•)     Interest rate swap contracts - premiums paid (received) $ —
(>)     Investments in affiliates, U.S. Cash Management Fund $ 200,021
(a)     Receivable from Broker for Futures $ 115,656
(b)     Receivable from Broker for Swaps $ 24,0 5 0
(c)     Due to Broker for Swaps $ 1,4 3 0
(#) Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

Russell Investment Company
Strategic Bond Fund
See accompanying notes which are an integral part of the financial statements.
Strategic Bond Fund 441
Statement of Operations — For the Period Ended October 31, 2022
Amounts in thousands
Investment Income
Dividends ......................................................................................................................................................................... $ 19
Dividends from affiliated funds ....................................................................................................................................... 3,164
Interest .............................................................................................................................................................................. 74,983
Total investment income ..............................................................................................................................................................
78,166
Expenses
Advisory fees ................................................................................................................................................................... 16,393
Administrative fees .......................................................................................................................................................... 1,693
Custodian fees .................................................................................................................................................................. 449
Distribution fees - Class A ............................................................................................................................................... 58
Distribution fees - Class C ............................................................................................................................................... 97
Transfer agent fees - Class A ........................................................................................................................................... 47
Transfer agent fees - Class C ........................................................................................................................................... 26
Transfer agent fees - Class M .......................................................................................................................................... 1,194
Transfer agent fees - Class R6 ......................................................................................................................................... 1
Transfer agent fees - Class S ............................................................................................................................................ 4,357
Transfer agent fees - Class Y ........................................................................................................................................... 31
Professional fees .............................................................................................................................................................. 498
Registration fees ............................................................................................................................................................... 154
Shareholder servicing fees - Class C ............................................................................................................................... 32
Trustees’ fees .................................................................................................................................................................... 198
Printing fees ..................................................................................................................................................................... 158
Miscellaneous .................................................................................................................................................................. 93
Expenses before reductions .............................................................................................................................................. 25,479
Expense reductions .......................................................................................................................................................... (6,525)
Net expenses ................................................................................................................................................................................
18,954
Net investment income (loss) .......................................................................................................................................................
59,212
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments ...................................................................................................................................................................... (118,413)
Investments in affiliated funds ......................................................................................................................................... (45)
Futures contracts .............................................................................................................................................................. (183,925)
Foreign currency exchange contracts ............................................................................................................................... 58,430
Interest rate swap contracts .............................................................................................................................................. (1,363)
Credit default swap contracts ........................................................................................................................................... 10,060
Foreign currency-related transactions .............................................................................................................................. (1,281)
Net realized gain (loss) ................................................................................................................................................................
(236,537)
Net change in unrealized appreciation (depreciation) on:
Investments (net of deferred tax liability for foreign capital gains taxes of $ 6 ) .............................................................. (414,793)
Investments in affiliated funds ......................................................................................................................................... (3)
Futures contracts .............................................................................................................................................................. (46,453)
Foreign currency exchange contracts ............................................................................................................................... (513)
Interest rate swap contracts .............................................................................................................................................. 3,369
Credit default swap contracts ........................................................................................................................................... 797
Foreign currency-related transactions .............................................................................................................................. (625)
Net change in unrealized appreciation (depreciation) ................................................................................................................. (458,221)
Net realized and unrealized gain (loss) ........................................................................................................................................ (694,758)
Net Increase (Decrease) in Net Assets from Operations ....................................................................................
$ (635,546)

Russell Investment Company
Strategic Bond Fund
See accompanying notes which are an integral part of the financial statements.
442 Strategic Bond Fund
Statements of Changes in Net Assets
Amounts in thousands
For the Periods Ended October 31,
2022 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss) .............................................................................................................. $ 59,212 $ 50,25 2
Net realized gain (loss) ....................................................................................................................... (236,537) 52,271
Net change in unrealized appreciation (depreciation) ........................................................................ (458,221) (74,94 7 )
Net increase (decrease) in net assets from operations .............................................................................. (635,546) 27,576
Distributions
To shareholders
Class A .......................................................................................................................................... (480) (1,786)
Class C .......................................................................................................................................... (185) (1,044)
Class M ......................................................................................................................................... (14,372) (26,694)
Class R6 ........................................................................................................................................ (55) (108)
Class S .......................................................................................................................................... (51,112) (152,64 6 )
Class Y .......................................................................................................................................... (17,513) (28,690)
Net decrease in net assets from distributions ............................................................................................ (83,717) (210,96 8 )
Share Transactions*
Net increase (decrease) in net assets from share transactions ................................................................... (415,070) 1,030,546
Total Net Increase (Decrease) in Net Assets ........................................................................
(1,134,333) 847,15 4
Net Assets
Beginning of period .................................................................................................................................. 4,031,913 3,184,759
End of period .............................................................................................................................................
$ 2,897,580 $ 4,031,91 3

Russell Investment Company
Strategic Bond Fund
See accompanying notes which are an integral part of the financial statements.
Strategic Bond Fund 443
Statements of Changes in Net Assets, continued
* Share transaction amounts (in thousands) for the periods ended October 31, 2022 and October 31, 2021 were as follows:
2022 2021
Shares Dollars Shares Dollars
Class A
Proceeds from shares sold 321 $ 3,137 332 $ 3,702
Proceeds from reinvestment of distributions 45 474 157 1,760
Payments for shares redeemed (486) (4,832) (595) (6,642)
Net increase (decrease)
(120) (1,221) (106) (1,180)
Class C
Proceeds from shares sold 84 821 163 1,813
Proceeds from reinvestment of distributions 17 185 93 1,039
Payments for shares redeemed (285) (2,856) (438) (4,861)
Net increase (decrease)
(184) (1,850) (182) (2,009)
Class M
Proceeds from shares sold 9,385 95,086 35,498 396,496
Proceeds from reinvestment of distributions 1,378 14,366 2,376 26,693
Payments for shares redeemed (13,773) (136,895) (7,663) (85,495)
Net increase (decrease)
(3,010) (27,443) 30,211 337,694
Class R6
Proceeds from shares sold 229 2,383 101 1,117
Proceeds from reinvestment of distributions 5 54 10 108
Payments for shares redeemed (144) (1,444) (78) (857)
Net increase (decrease)
90 993 33 368
Class S
Proceeds from shares sold 28,913 295,581 63,699 707,492
Proceeds from reinvestment of distributions 4,852 50,852 13,494 151,949
Payments for shares redeemed (65,206) (648,220) (56,428) (635,100)
Net increase (decrease)
(31,441) (301,787) 20,765 224,341
Class Y
Proceeds from shares sold 5,880 56,204 46,745 507,603
Proceeds from reinvestment of distributions 1,704 17,513 2,593 28,690
Payments for shares redeemed (15,70 2 ) (157,479) (5,933) (64,961)
Net increase (decrease)
(8,11 8 ) (83,762) 43,405 471,332
Total increase (decrease)
(42,78 3 ) $ (415,070) 94,126 $ 1,030,546

Russell Investment Company
Strategic Bond Fund
Financial Highlights — For the Periods Ended
See accompanying notes which are an integral part of the financial statements.
444 Strategic Bond Fund
For a Share Outstanding Throughout Each Period.
$
Net Asset Value,
Beginning of
Period
$
Net Investment
Income (Loss)
(a)(d)
$
Net Realized
and Unrealized
Gain (Loss)
$
Total from
Investment
Operations
$
Distributions
from Net
Investment Income
$
Distributions
from Net
Realized Gain
Class A
October 31, 2022 10.96 .14 (1.98) (1.84) (.13) (.07)
October 31, 2021 11.64 .12 (.07) .05 (.14) (.59)
October 31, 2020 11.27 .22 .43 .65 (.20) (.08)
October 31, 2019 10.29 .27 .94 1.21 (.23) —
October 31, 2018 10.82 .23 (.55) (.32) (.21) —
Class C
October 31, 2022 10.88 .06 (1.96) (1.90) (.07) (.07)
October 31, 2021 11.57 .04 (.06) (.02) (.08) (.59)
October 31, 2020 11.22 .13 .42 .55 (.12) (.08)
October 31, 2019 10.24 .19 .94 1.13 (.15) —
October 31, 2018 10.77 .15 (.55) (.40) (.13) —
Class M
October 31, 2022 11.02 .18 (2.00) (1.82) (.17) (.07)
October 31, 2021 11.69 .16 (.07) .09 (.17) (.59)
October 31, 2020 11.31 .26 .44 .70 (.24) (.08)
October 31, 2019 10.33 .31 .94 1.25 (.27) —
October 31, 2018 10.86 .27 (.55) (.28) (.25) —
Class R6
October 31, 2022 10.87 .18 (1.97) (1.79) (.17) (.07)
October 31, 2021 11.54 .16 (.06) .10 (.18) (.59)
October 31, 2020 11.18 .26 .43 .69 (.25) (.08)
October 31, 2019 10.21 .31 .93 1.24 (.27) —
October 31, 2018 10.74 .27 (.55) (.28) (.25) —
Class S
October 31, 2022 11.03 .17 (1.99) (1.82) (.16) (.07)
October 31, 2021 11.70 .15 (.07) .08 (.16) (.59)
October 31, 2020 11.33 .25 .43 .68 (.23) (.08)
October 31, 2019 10.34 .30 .95 1.25 (.26) —
October 31, 2018 10.88 .26 (.56) (.30) (.24) —
Class Y
October 31, 2022 10.85 .18 (1.95) (1.77) (.18) (.07)
October 31, 2021 11.52 .15 (.05) .10 (.18) (.59)
October 31, 2020 11.16 .27 .42 .69 (.25) (.08)
October 31, 2019 10.19 .31 .93 1.24 (.27) —
October 31, 2018 10.72 .28 (.56) (.28) (.25) —

See accompanying notes which are an integral part of the financial statements.
Strategic Bond Fund 445
$
Total
Distributions
$
Net Asset Value,
End of
Period
%
Total
Return
(c)
$
Net Assets,
End of Period
(000)
%
Ratio of Expenses
to Average
Net Assets,
Gross
%
Ratio of Expenses
to Average
Net Assets,
Net
(d)
%
Ratio of Net
Investment Income
to Average
Net Assets
(d)
%
Portfolio
Turnover Rate
(.20) 8.92 (17.01) 20,294 1.01 .85 1.39 54
(.73) 10.96 .33 26,257 1.01 .86 1.10 89
(.28) 11.64 5.90 29,108 1.02 .85 1.91 88
(.23) 11.27 11.85 29,853 1.00 .85 2.49 112
(.21) 10.29 (3.00) 33,094 1.01 .85 2.16 114
(.14) 8.84 (17.71) 10,827 1.76 1.60 .62 54
(.67) 10.88 (.32) 15,321 1.76 1.61 .36 89
(.20) 11.57 5.02 18,403 1.77 1.60 1.16 88
(.15) 11.22 11.07 20,388 1.75 1.60 1.75 112
(.13) 10.24 (3.73) 25,022 1.76 1.60 1.38 114
(.24) 8.96 (16.79) 507,577 .76 .48 1.76 54
(.76) 11.02 .74 657,098 .75 .49 1.41 89
(.32) 11.69 6.36 343,916 .77 .48 2.28 88
(.27) 11.31 12.22 341,184 .75 .48 2.86 112
(.25) 10.33 (2.63) 164,734 .76 .48 2.55 114
(.24) 8.84 (16.74) 2,218 .61 .47 1.81 54
(.77) 10.87 .75 1,744 .61 .48 1.45 89
(.33) 11.54 6.26 1,471 .62 .47 2.27 88
(.27) 11.18 12.28 996 .61 .47 2.85 112
(.25) 10.21 (2.65) 730 .61 .47 2.55 114
(.23) 8.98 (16. 77 ) 1,751,847 .76 .58 1.64 54
(.75) 11.03 .64 2,500,018 .76 .59 1.35 89
(.31) 11.70 6.15 2,409,082 .77 .58 2.19 88
(.26) 11.33 12.20 2,776,038 .75 .58 2.77 112
(.24) 10.34 (2.81) 3,425,436 .76 .58 2.43 114
(.25) 8.83 (16.6 5) 604,817 .56 .44 1.79 54
(.77) 10.85 .77 831,475 .55 .45 1.41 89
(.33) 11.52 6.30 382,779 .57 .44 2.38 88
(.27) 11.16 12.33 719,574 .56 .44 2.90 112
(.25) 10.19 (2.63) 767,994 .56 .44 2.62 114

Russell Investment Company
Strategic Bond Fund
See accompanying notes which are an integral part of the financial statements.
446 Strategic Bond Fund
Related Party Transactions, Fees and Expenses
Accrued fees payable to affiliates for the period ended October 31, 2022 were as follows:
Transactions (amounts in thousands) during the period ended October 31, 2022 with Underlying Funds which are, or were, an affiliated company are as follows:
Federal Income Taxes
At October 31, 2022, the cost of investments, net unrealized appreciation (depreciation), and components of distributable earnings for income tax purposes were as follows:
For the fiscal years ended October 31, 2022 and October 31, 2021, respectively, the Fund made the following tax basis distributions:
Net investment income and net realized gains (losses) in the financial statements may differ from taxable net investment income and net realized gains (losses). Capital accounts within the financial statements are adjusted for permanent differences between book and tax accounting.  These differences may be due to foreign currency gains or losses, reclassifications of dividends and /or differences in treatment of income from swaps.  These adjustments have no impact on the net assets.
At October 31, 2022, there were no adjustments to the Statement of Assets and Liabilities.
Advisory fees $ 876,732
Administration fees 121,690
Distribution fees 11,228
Shareholder servicing fees 2,314
Transfer agent fees 235,969
Trustee fees 11,712
$ 1,259,645
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Income
Distributions
Capital Gains
Distributions
U.S. Cash Management Fund $ 352,170 $ 2,564,064 $ 2,716,165 $ (45) $ (3) $ 200,021 $ 3,164 $ —
Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
Undistributed
Ordinary Income
Undistributed
Long-Term
Capital Gains
(Capital Loss
Carryforward)
$ 3,218,399,001 $ 2,197,677 $ (398,206,704) $ (396,009,027) $ 26,201,585 $ (307,444,042)
October 31, 2022 October 31, 2021
Ordinary Income
Distributions
Long-Term
Capital Gain
Distributions
Return of
Capital
Ordinary Income
Distributions
Long-Term
Capital Gain
Distributions
Return of
Capital
$ 65,009,698 $ 18,707,765 $ — $ 122,664,920 $ 88,303,545 $ —
Total distributable earnings (losses)
$ —
Additional paid-in capital
—

Russell Investment Company
Investment Grade Bond Fund
Portfolio Management Discussion and Analysis — October 31, 2022
(Unaudited)
448 Investment Grade Bond Fund
Investment Grade Bond Fund - Class A
‡
Total
Return
1 Year (20 .27)%
5 Years (1 .70)%§
10 Years (0 .01)%§
Investment Grade Bond Fund - Class C
Total
Return
1 Year (17 .78)%
5 Years (1 .67)%§
10 Years (0 .38)%§
Investment Grade Bond Fund - Class M
‡‡
Total
Return
1 Year (16 .84)%
5 Years (0 .55)%§
10 Years 0 .70%§
Investment Grade Bond Fund - Class R6
‡‡‡
Total
Return
1 Year (16 .80)%
5 Years (0 .52)%§
10 Years 0 .80%§
Investment Grade Bond Fund - Class S
Total
Return
1 Year (16 .90)%
5 Years (0 .65)%§
10 Years 0 .65%§
Investment Grade Bond Fund - Class Y
Total
Return
1 Year (16 .77)%
5 Years (0 .49)%§
10 Years 0 .82%§
Bloomberg U.S. Aggregate Bond Index
**
Total
Return
1 Year (15 .68)%
5 Years (0 .54)%§
10 Years 0 .74%§

Russell Investment Company
Investment Grade Bond Fund
Portfolio Management Discussion and Analysis, continued — October 31,
2022 (Unaudited)
Investment Grade Bond Fund 449
The Investment Grade Bond Fund (the “Fund”) employs a
multi-manager approach whereby portions of the Fund are
allocated to different money manager strategies. Fund assets not allocated to money managers are managed by Russell
Investment Management, LLC (“RIM”), the Fund’s advisor.
RIM may change the allocation of the Fund’s assets among
money managers at any time. An exemptive order from the
Securities and Exchange Commission permits RIM to engage
or terminate a money manager at any time, subject to approval by the Fund’s Board, without a shareholder vote. Pursuant to the terms of the exemptive order, the Fund is required to notify its shareholders within 90 days of when a money manager begins
providing services. As of October 31, 2022, the Fund had two money managers.
What is the Fund’s investment objective?
The Fund seeks to provide current income and the preservation of capital.
How did the Fund perform relative to its benchmark
for the fiscal year ended October 31, 2022?
For the fiscal year ended October 31, 2022 (the “fiscal year”), the Fund’s Class A, Class C, Class M, Class R6, Class S, and
Class Y Shares lost 17.16%, 17.78%, 16.84%, 16.80%, 16.90%
and 16.77%, respectively. This is compared to the Fund’s
benchmark, the Bloomberg U.S. Aggregate Bond Index, which
lost 15.68% during the fiscal year. The Fund’s performance
includes operating expenses, whereas index returns are
unmanaged and do not include expenses of any kind.
For the fiscal year, the Morningstar
®
Intermediate Core Bond
Category, a group of funds that Morningstar, Inc. considers
to have investment strategies similar to those of the Fund,
lost 15.96%. This return serves as a peer comparison and is
expressed net of operating expenses.
RIM may assign a money manager a benchmark other than the
Fund’s index (a “RIM-assigned benchmark”). However, the
Fund’s primary index remains the benchmark for the Fund and
is intended to be representative of the aggregate of each money manager’s benchmark index.
How did market conditions affect the Fund’s
performance?
During the fiscal year, supply chain constraints, the Russia-
Ukraine war, and a stimulus overhang from relaxed fiscal and monetary policy drove elevated inflation, which impacted
markets negatively. To control inflation, central banks dropped easy money policies and increased interest rates at a historic pace. Equity and fixed income markets experienced substantial drawdowns on the back of tighter monetary policies.
Credit markets were challenged over the fiscal year. U.S.
investment grade corporate credit and U.S. high yield corporate spreads both widened. The U.S. Urban Consumer Price Index
reached a 9% year-over-year increase in mid-2022 and ended
the fiscal year at 7.7% – significantly higher than the Federal
Reserve Bank’s 2% inflation target – as the economy faced cash strapped consumers, labor shortages, and supply constraints.
The Fund’s exposure to spread sectors detracted from
performance as credit spreads widened. The Bloomberg U.S.
Corporate Bond Index posted a total return of -19.57% for the fiscal year, while the Bloomberg U.S. Corporate High Yield
Index had a -11.76% total return. U.S. Treasuries also performed poorly over the fiscal year as yields rose; the 10-Year Treasury yield increased from 1.55% to 4.05%.
How did the investment strategies and techniques
employed by the Fund and its money managers affect
its benchmark relative performance?
The Fund’s exposure to credit sectors, primarily through
mortgage-backed securities (“MBS”), commercial mortgage-
backed securities (“CMBS”), and asset-backed securities
(“ABS”) in securitized products, as well as high yield
corporates, contributed positively to performance. The Fund
held a low exposure to agency MBS and offset the underweight with a diversified allocation to CMBS and collateralized loan obligations (“CLOs”), which performed well over the fiscal
year compared to corporates and governments. The Fund was
underweight investment grade corporate credit to begin the
fiscal year and overweight Treasuries and securitized credit.
Investment Grade Corporate spreads widened significantly
over the fiscal year and was the largest detractor from Fund performance. The Fund’s long duration positioning also
detracted, as rates increased across the yield curve over the fiscal year.
The Fund employs discretionary money managers. The Fund’s
discretionary money managers select the individual portfolio securities for the assets assigned to them. RIM manages assets not allocated to money manager strategies and the Fund’s cash balances.
With respect to the Fund’s money managers, MetLife Investment
Management, LLC (“MetLife”) underperformed the Fund’s
benchmark but outperformed its RIM-assigned benchmark.
MetLife’s outperformance relative to its RIM-assigned
benchmark was due in large part to MetLife’s barbell credit
strategy – overweights at opposite ends of the credit spectrum to BBB- and BB-rated bonds and Treasuries – which allowed
it to out yield the benchmark, and avoid issuers biased towards increasing leverage. A neutral to marginally long duration
positioning relative to benchmark detracted slightly.

Russell Investment Company
Investment Grade Bond Fund
Portfolio Management Discussion and Analysis, continued — October 31,
2022 (Unaudited)
450 Investment Grade Bond Fund
Schroder Investment Management North America Inc.
(“Schroder”) outperformed both the Fund’s benchmark and its
RIM-assigned benchmark. Schroder’s underweight to agency
Treasuries and overweight to CMBS and CLOs drove positive
performance relative to the RIM-assigned benchmark as the
securitized sector outperformed corporates and governments
over the fiscal year.
During the fiscal year, RIM managed multiple positioning
strategies to seek to achieve the desired risk/return profile for the Fund.
RIM’s U.S. Investment Grade Intelligent Credit positioning
strategy, which screens securities based on value within the
Bloomberg U.S. Corporate Bond Index and purchases physical
bonds that RIM believes to be undervalued, outperformed the
RIM-Assigned benchmark but underperformed the Fund’s
benchmark. The strategy is a credit beta strategy with a lower quality bias and suffered from the sell-off in corporate credit.
RIM’s U.S. Government positioning strategy, which seeks to
provide exposure to securities issued by the U.S. government, outperformed the Fund’s benchmark and performed in line with the RIM-assigned benchmark.
RIM also managed currency factor and rates factor strategies, which seek to generate active returns through currency and
international rates positioning, respectively, and utilize long and short positions in global government bond futures and currency forward contracts. These strategies contributed positively to performance.
During the fiscal year, RIM also implemented tactical
positioning strategies using derivatives. These positioning
strategies detracted from Fund performance during the fiscal year, as rising rates led to negative contribution from interest rate derivatives used to extend duration. RIM also utilized credit default swaps to increase and decrease credit risk at certain times during the fiscal year, which operated as intended.
Describe any changes to the Fund’s structure or the
money manager line-up.
There were no changes to the Fund’s structure or money
manager line-up during the fiscal year.
The views expressed in this report reflect those of
the portfolio managers only through the end of the
fiscal year covered by the report. These views do not
necessarily represent the views of RIM or any other
person in RIM or any other affiliated organization.
These views are subject to change at any time based
upon market conditions or other events, and RIM
disclaims any responsibility to update the views
contained herein. These views should not be relied
on as investment advice and, because investment
decisions for a Russell Investment Company (“RIC”)
Fund are based on numerous factors, should not be
relied on as an indication of investment decisions of
any RIC Fund.
Money Managers as of October 31,
2022 Styles
MetLife Investment Management, LLC Sector Specialist
Schroder Investment Management North
America Inc. Sector Specialist

Russell Investment Company
Investment Grade Bond Fund
Portfolio Management Discussion and Analysis, continued — October 31,
2022 (Unaudited)
Investment Grade Bond Fund 451
* Assumes initial investment on November 1, 2012.
** Bloomberg U.S. Aggregate Bond Index is an index, with income reinvested, generally representative of intermediate-term government bonds, investment-
grade corporate debt securities and mortgage-backed securities.
‡ The performance shown has been adjusted to reflect the deduction of the maximum Class A sales charge of 3.75%.
‡‡ The Fund’s performance inception date for Class M Shares was March 16, 2017. The returns shown for Class M Shares prior to that date are the returns of the Fund’s Class S Shares. Class M Shares will have substantially similar annual returns as the Class S Shares because the Shares of each Class are invested in the same portfolio of securities. Annual returns for each Class will differ only to the extent that the Class M Shares do not have the same expenses as the
Class S Shares.
‡‡‡ The Fund’s performance inception date for Class R6 Shares was February 29, 2016.  The returns shown for Class R6 Shares prior to that date are the returns of the Fund’s Class Y Shares.  Class R6 Shares will have substantially similar annual returns as the Class Y Shares because the Shares of each Class are invested in the same portfolio of securities.  Annual returns for each Class will differ only to the extent that the Class R6 Shares do not have the same expenses as the Class Y Shares.
§ Annualized.
Performance is historical and assumes reinvestment of all dividends and capital gains.  Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than when purchased.  Past performance is not indicative of future results.  The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Additionally, the returns presented herein may differ from the performance reported in the Financial Highlights as the returns herein are calculated in a manner consistent with standardized performance in accordance with
Securities and Exchange Commission rules, while the performance in the Financial Highlights has been calculated in accordance with U.S. Generally Accepted
Accounting Pr inciple s (“U.S. GAAP”).

Russell Investment Company
Investment Grade Bond Fund
Shareholder Expense Example — October 31, 2022 (Unaudited)
452 Investment Grade Bond Fund
Fund Expenses
The following disclosure provides important information
regarding the Fund’s Shareholder Expense Example
(“Example”).
Example
As a shareholder of the Fund, you incur two types of costs:
(1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs,
including advisory and administrative fees; distribution (12b-1)
and/or service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars)
of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from May 1, 2022 to October 31, 2022.
Actual Expenses
The information in the table under the heading “Actual
Performance” provides information about actual account
values and actual expenses. You may use the information in
this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During
Period” to estimate the expenses you paid on your account
during this period.
Hypothetical Example for Comparison Purposes
The information in the table under the heading “Hypothetical
Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses
based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the
Fund’s actual return. The hypothetical account values and
expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the
Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant
to highlight your ongoing costs only and do not reflect any
transactional costs. Therefore, the information under the heading
“Hypothetical Performance (5% return before expenses)” is
useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
Class A
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2022 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2022 $ 923.10 $ 1,021.32
Expenses Paid During Period* $ 3.73 $ 3.92
* Expenses are equal to the Fund's annualized expense ratio of 0.77%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-
half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class C
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2022 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2022 $ 919.60 $ 1,017.54
Expenses Paid During Period* $ 7.35 $ 7.73
* Expenses are equal to the Fund's annualized expense ratio of 1.52%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-
half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class M
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2022 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2022 $ 925.20 $ 1,023.29
Expenses Paid During Period* $ 1.84 $ 1.94
* Expenses are equal to the Fund's annualized expense ratio of 0.38%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-
half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

Russell Investment Company
Investment Grade Bond Fund
Shareholder Expense Example, continued — October 31, 2022 (Unaudited)
Investment Grade Bond Fund 453
Class R6
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2022 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2022 $ 925.10 $ 1,023.44
Expenses Paid During Period* $ 1.70 $ 1.79
* Expenses are equal to the Fund's annualized expense ratio of 0.35%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-
half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class S
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2022 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2022 $ 925.00 $ 1,022.79
Expenses Paid During Period* $ 2.33 $ 2.45
* Expenses are equal to the Fund's annualized expense ratio of 0.48%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-
half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class Y
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2022 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2022 $ 925.50 $ 1,023.59
Expenses Paid During Period* $ 1.55 $ 1.63
* Expenses are equal to the Fund's annualized expense ratio of 0.32%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-
half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

Russell Investment Company
Investment Grade Bond Fund
Schedule of Investments — October 31, 2022
See accompanying notes which are an integral part of the financial statements.
454 Investment Grade Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Long-Term Investments - 88.8%
Asset-Backed Securities – 2.3%
ACE Securities Corp. Home Equity
Loan Trust
Series 2007-SL2 Class A
1.537% due 05/25/37 (USD 1 Month
LIBOR + 0.700%)(Ê) 80 80
Amur Equipment Finance Receivables
XI LLC
Series 2022-2A Class A2
5.300% due 06/21/28 (Þ) 871 859
Arbor Realty Commercial Real Estate
Notes, Ltd.
Series 2021-FL3 Class A
1.155% due 08/15/34 (USD 1 Month
LIBOR + 1.070%)(Ê)(Þ) 4,261 4,046
Credit-Based Asset Servicing &
Securitization LLC
Series 2004-CB7 Class AF5
4.090% due 09/25/34 (~)(Ê) 31 28
Dewolf Park CLO, Ltd.
Series 2021-1A Class AR
4.999% due 10/15/30 (USD 3 Month
LIBOR + 0.920%)(Ê)(Þ) 1,500 1,467
GoodLeap Sustainable Home
Improvements
Series 2021-5CS Class A
2.310% due 10/20/48 (Þ) 833 582
GoodLeap Sustainable Home Solutions
Trust
Series 2022-1GS Class A
2.700% due 01/20/49 (Þ) 726 548
Greenpoint Manufactured Housing
Contract Trust
Series 2000-4 Class A3
2.190% due 08/21/31 (USD 1 Month
LIBOR + 2.000%)(Ê) 525 515
MF1 LLC
Series 2022-FL9 Class A
2.960% due 06/19/37 (CME Term
SOFR 1 Month + 2.150%)(Ê)(Þ) 3,078 3,038
Towd Point Mortgage Trust
Series 2020-MH1 Class A1
2.250% due 02/25/60 (~)(Ê)(Þ) 719 662
11,825
Corporate Bonds and Notes – 20.7%
AbbVie, Inc.
Series WI
2.600% due 11/21/24 345 328
Advocate Health & Hospitals Corp.
Series 2020
2.211% due 06/15/30 575 458
Aetna, Inc.
6.750% due 12/15/37 175 177
Alexandria Real Estate Equities, Inc.
3.450% due 04/30/25 340 325
Alleghany Corp.
3.250% due 08/15/51 460 296
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Ally Financial, Inc.
8.000% due 11/01/31 257 259
Altria Group, Inc.
2.450% due 02/04/32 1,255 892
10.200% due 02/06/39 579 690
5.800% due 02/14/39 305 261
3.400% due 02/04/41 397 243
Amazon.com, Inc.
0.450% due 05/12/24 301 282
American Homes 4 Rent, LP
4.250% due 02/15/28 291 265
American Tower Corp.
3.375% due 05/15/24 341 330
Amgen, Inc.
3.150% due 02/21/40 520 370
3.000% due 01/15/52 545 336
Analog Devices, Inc.
1.700% due 10/01/28 240 198
2.100% due 10/01/31 210 165
Aon Corp.
8.205% due 01/01/27 244 254
Apollo Management Holdings, LP
4.000% due 05/30/24 (Þ) 195 189
4.400% due 05/27/26 (Þ) 230 216
Apple, Inc.
4.500% due 02/23/36 302 289
4.650% due 02/23/46 115 104
4.100% due 08/08/62 330 256
Applied Materials, Inc.
5.100% due 10/01/35 291 282
Archer-Daniels-Midland Co.
2.500% due 08/11/26 292 267
Ares Capital Corp.
3.875% due 01/15/26 303 272
AT&T, Inc.
6.800% due 05/15/36 525 529
3.500% due 06/01/41 445 314
Series WI
8.750% due 11/15/31 415 477
4.900% due 08/15/37 780 682
3.550% due 09/15/55 475 302
Athene Global Funding
2.950% due 11/12/26 (Þ) 835 731
Athene Holding, Ltd.
4.125% due 01/12/28 915 815
AvalonBay Communities, Inc.
Series GMTN
3.500% due 11/15/24 339 327
Avery Dennison Corp.
2.650% due 04/30/30 332 263
Aviation Capital Group LLC
3.500% due 11/01/27 (Þ) 329 267
AXIS Specialty Finance LLC

Russell Investment Company
Investment Grade Bond Fund
Schedule of Investments, continued — October 31, 2022
See accompanying notes which are an integral part of the financial statements.
Investment Grade Bond Fund 455
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
4.900% due 01/15/40 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.186%)(Ê) 355 288
Bank of America Corp.
3.366% due 01/23/26 (USD 3 Month
LIBOR + 0.810%)(Ê) 1,230 1,159
2.572% due 10/20/32 (SOFR +
1.210%)(Ê) 390 294
4.571% due 04/27/33 (SOFR +
1.830%)(Ê) 360 319
3.311% due 04/22/42 (SOFR +
1.580%)(Ê) 880 609
4.443% due 01/20/48 (USD 3 Month
LIBOR + 1.990%)(Ê) 347 274
Series MTN
4.000% due 01/22/25 830 800
Bank of America NA
Series BKNT
6.000% due 10/15/36 310 301
Barings BDC, Inc.
3.300% due 11/23/26 (Þ) 379 313
Becton Dickinson and Co.
3.363% due 06/06/24 263 255
3.734% due 12/15/24 79 77
Berkshire Hathaway Energy Co.
Series WI
4.050% due 04/15/25 283 277
Berkshire Hathaway Finance Corp.
1.850% due 03/12/30 323 259
2.850% due 10/15/50 260 160
3.850% due 03/15/52 885 649
Berkshire Hathaway, Inc.
3.125% due 03/15/26 290 275
Berry Global, Inc.
Series WI
0.950% due 02/15/24 361 340
Blackstone Holdings Finance Co. LLC
3.150% due 10/02/27 (Þ) 299 267
Blackstone Private Credit Fund
Series WI
2.625% due 12/15/26 435 357
Blackstone Secured Lending Fund
Series WI
3.625% due 01/15/26 520 468
Boardwalk Pipelines, LP
4.800% due 05/03/29 335 305
Boeing Co. (The)
2.196% due 02/04/26 930 822
3.200% due 03/01/29 430 358
5.705% due 05/01/40 290 252
Bon Secours Mercy Health, Inc.
3.464% due 06/01/30 565 495
Bristol-Myers Squibb Co.
2.950% due 03/15/32 285 241
3.700% due 03/15/52 200 148
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Broadcom, Inc.
3.419% due 04/15/33 (Þ) 280 213
4.926% due 05/15/37 (Þ) 258 213
Series WI
4.150% due 11/15/30 191 164
Brown & Brown, Inc.
4.200% due 09/15/24 285 277
Brunswick Corp.
4.400% due 09/15/32 332 264
Cantor Fitzgerald, LP
4.500% due 04/14/27 (Þ) 305 280
Carrier Global Corp.
Series WI
2.242% due 02/15/25 351 327
CDW LLC / CDW Finance Corp.
3.250% due 02/15/29 389 318
Celanese US Holdings LLC
6.050% due 03/15/25 1,160 1,128
6.330% due 07/15/29 270 251
6.379% due 07/15/32 240 218
CH Robinson Worldwide, Inc.
4.200% due 04/15/28 289 264
Charter Communications Operating
LLC / Charter Communications
Operating Capital
Series WI
4.200% due 03/15/28 375 336
Cheniere Corpus Christi Holdings LLC
Series WI
7.000% due 06/30/24 267 270
3.700% due 11/15/29 227 198
2.742% due 12/31/39 435 323
Chevron Corp.
3.900% due 11/15/24 333 327
1.554% due 05/11/25 359 331
Cigna Corp.
Series WI
4.125% due 11/15/25 560 541
4.800% due 08/15/38 168 148
Cisco Systems, Inc.
3.625% due 03/04/24 281 277
Citadel Finance LLC
3.375% due 03/09/26 (Þ) 590 520
Citadel, LP
4.875% due 01/15/27 (Þ) 625 578
Citigroup, Inc.
4.140% due 05/24/25 (SOFR +
1.372%)(Ê) 295 287
5.610% due 09/29/26 (SOFR +
1.546%)(Ê) 415 410
4.910% due 05/24/33 (SOFR +
2.086%)(Ê) 355 323
6.000% due 10/31/33 321 305
8.125% due 07/15/39 450 519
Coca-Cola Co. (The)
3.450% due 03/25/30 288 261

Russell Investment Company
Investment Grade Bond Fund
Schedule of Investments, continued — October 31, 2022
See accompanying notes which are an integral part of the financial statements.
456 Investment Grade Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Comcast Corp.
3.700% due 04/15/24 290 285
CommonSpirit Health
4.350% due 11/01/42 205 159
4.187% due 10/01/49 785 556
Conagra Brands, Inc.
1.375% due 11/01/27 334 270
Constellation Brands, Inc.
4.400% due 11/15/25 385 375
Consumers Energy Co.
2.650% due 08/15/52 585 345
Corporate Office Properties Trust
2.000% due 01/15/29 355 265
CoStar Group, Inc.
2.800% due 07/15/30 (Þ) 505 398
CubeSmart, LP
4.375% due 02/15/29 288 260
CVS Health Corp.
4.780% due 03/25/38 125 109
Deere & Co.
2.750% due 04/15/25 205 195
Devon Energy Corp.
7.875% due 09/30/31 425 468
4.750% due 05/15/42 190 155
DH Europe Finance II SARL
2.600% due 11/15/29 314 267
Diamondback Energy, Inc.
3.125% due 03/24/31 270 221
6.250% due 03/15/33 340 341
4.250% due 03/15/52 185 134
Discovery Communications LLC
Class A
5.000% due 09/20/37 195 150
Dominion Energy, Inc.
3.071% due 08/15/24 (~)(Ê) 285 272
Enable Midstream Partners, LP
Series WI
3.900% due 05/15/24 355 345
Enbridge Energy Partners, LP
5.500% due 09/15/40 295 263
Energy Transfer, LP
4.000% due 10/01/27 455 412
5.250% due 04/15/29 420 394
3.750% due 05/15/30 515 438
Enstar Group, Ltd.
3.100% due 09/01/31 300 208
Enterprise Products Operating LLC
3.750% due 02/15/25 340 327
EPR Properties Co.
4.750% due 12/15/26 351 302
Equifax, Inc.
2.600% due 12/15/25 250 228
Essential Properties, LP
2.950% due 07/15/31 475 338
Exxon Mobil Corp.
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
2.992% due 03/19/25 345 330
4.227% due 03/19/40 145 124
F&G Global Funding
1.750% due 06/30/26 (Þ) 295 255
Farmers Exchange Capital III
5.454% due 10/15/54 (USD 3 Month
LIBOR + 3.454%)(Ê)(Þ) 290 257
Fortive Corp.
Series WI
3.150% due 06/15/26 289 265
Franklin BSP Lending Corp.
Series WI
3.250% due 03/30/26 319 274
Freeport-McMoRan, Inc.
4.125% due 03/01/28 310 278
FS KKR Capital Corp.
1.650% due 10/12/24 380 344
4.125% due 02/01/25 358 335
GA Global Funding Trust
1.625% due 01/15/26 (Þ) 405 353
GE Capital International Funding Co.,
ULC
Series WI
4.418% due 11/15/35 925 816
General Dynamics Corp.
3.250% due 04/01/25 344 331
General Mills, Inc.
4.000% due 04/17/25 278 270
General Motors Co.
6.600% due 04/01/36 380 358
5.950% due 04/01/49 920 779
Georgia Power Co.
4.300% due 03/15/43 565 449
GLP Capital, LP / GLP Financing II,
Inc.
5.300% due 01/15/29 327 295
Goldman Sachs Group, Inc. (The)
3.272% due 09/29/25 (USD 3 Month
LIBOR + 1.201%)(Ê) 540 512
3.102% due 02/24/33 (SOFR +
1.410%)(Ê) 1,145 897
6.345% due 02/15/34 725 691
6.450% due 05/01/36 310 300
4.411% due 04/23/39 (USD 3 Month
LIBOR + 1.430%)(Ê) 50 41
Series DMTN
2.383% due 07/21/32 (SOFR +
1.248%)(Ê) 475 353
Golub Capital BDC, Inc.
2.500% due 08/24/26 332 276
HCA, Inc.
5.500% due 06/15/47 315 263
Hess Corp.
6.000% due 01/15/40 425 398
5.600% due 02/15/41 315 284
HF Sinclair Corp.

Russell Investment Company
Investment Grade Bond Fund
Schedule of Investments, continued — October 31, 2022
See accompanying notes which are an integral part of the financial statements.
Investment Grade Bond Fund 457
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series WI
5.875% due 04/01/26 285 277
Home Depot, Inc. (The)
3.000% due 04/01/26 285 268
HSBC Bank NA
Series BKNT
7.000% due 01/15/39 615 614
HSBC USA, Inc.
7.200% due 07/15/97 245 240
Intercontinental Exchange, Inc.
4.950% due 06/15/52 525 450
International Business Machines Corp.
3.000% due 05/15/24 472 458
International Flavors & Fragrances, Inc.
1.832% due 10/15/27 (Þ) 323 263
Invitation Homes, Inc.
2.300% due 11/15/28 334 266
Jackson Financial, Inc.
Series WI
3.125% due 11/23/31 505 372
JBS USA LUX SA / JBS USA Food Co.
/ JBS USA Finance, Inc.
6.500% due 12/01/52 (Þ) 1,135 996
Jefferies Group LLC
6.500% due 01/20/43 306 281
JPMorgan Chase & Co.
7.750% due 07/15/25 260 277
1.045% due 11/19/26 (SOFR +
0.800%)(Ê) 450 388
8.750% due 09/01/30 405 459
2.963% due 01/25/33 (SOFR +
1.260%)(Ê) 225 176
4.586% due 04/26/33 (SOFR +
1.800%)(Ê) 355 316
3.157% due 04/22/42 (SOFR +
1.460%)(Ê) 820 560
Kaupthing Bank HF
5.750% due 10/04/11 (Æ)(Ø) 100 —
7.625% due 02/28/15 (Æ)(Ø) 1,210 —
Kellogg Co.
Series B
7.450% due 04/01/31 238 257
Keurig Dr Pepper, Inc.
Series WI
4.597% due 05/25/28 282 269
Kinder Morgan Energy Partners, LP
7.300% due 08/15/33 298 309
KKR Group Finance Co. III LLC
5.125% due 06/01/44 (Þ) 225 190
Kraft Heinz Foods Co.
5.000% due 06/04/42 430 372
Series WI
3.000% due 06/01/26 295 272
Kroger Co. (The)
3.500% due 02/01/26 286 268
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Kyndryl Holdings, Inc.
Series WI
2.050% due 10/15/26 950 743
Laboratory Corp. of America Holdings
2.300% due 12/01/24 353 331
Lehman Brothers Holdings
5.857% due 11/30/56 (Š)(Ø)(Æ) 1,450 —
Leidos, Inc.
Series WI
3.625% due 05/15/25 160 152
Loews Corp.
6.000% due 02/01/35 337 334
Lowe's Cos., Inc.
3.125% due 09/15/24 285 276
5.625% due 04/15/53 410 369
Magallanes, Inc.
5.050% due 03/15/42 (Þ) 631 462
5.141% due 03/15/52 (Þ) 675 471
Main Street Capital Corp.
5.200% due 05/01/24 278 271
Markel Corp.
5.000% due 04/05/46 334 279
Marsh & McLennan Cos., Inc.
3.500% due 06/03/24 286 278
Massachusetts Mutual Life Insurance
Co.
3.200% due 12/01/61 (Þ) 570 329
McDonald's Corp.
3.375% due 05/26/25 285 274
Mercury General Corp.
4.400% due 03/15/27 480 442
Meta Platforms, Inc.
3.500% due 08/15/27 (Þ) 290 266
Mid-America Apartments, LP
3.750% due 06/15/24 283 275
Midwest Connector Capital Co. LLC
3.900% due 04/01/24 (Þ) 355 342
Mondelez International, Inc.
1.875% due 10/15/32 398 288
Morgan Stanley
1.593% due 05/04/27 (SOFR +
0.879%)(Ê) 240 205
Series MTN
2.511% due 10/20/32 (SOFR +
1.200%)(Ê) 620 467
MPLX, LP
4.800% due 02/15/29 195 180
4.500% due 04/15/38 190 151
4.950% due 03/14/52 195 151
MultiCare Health System
2.803% due 08/15/50 715 398
Mutual of Omaha Insurance Co.
4.297% due 07/15/54 (USD 3 Month
LIBOR + 2.640%)(Ê)(Þ) 295 280
New York Life Insurance Co.
3.750% due 05/15/50 (Þ) 195 138

Russell Investment Company
Investment Grade Bond Fund
Schedule of Investments, continued — October 31, 2022
See accompanying notes which are an integral part of the financial statements.
458 Investment Grade Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
New York Society For The Relief Of
The Ruptured And Crippled
Series 2020
2.667% due 10/01/50 340 193
Newmark Group, Inc.
Series WI
6.125% due 11/15/23 760 758
NextEra Energy Capital Holdings, Inc.
5.650% due 05/01/79 (USD 3 Month
LIBOR + 3.156%)(Ê) 320 270
NGPL PipeCo LLC
7.768% due 12/15/37 (Þ) 297 296
Office Properties Income Trust
2.650% due 06/15/26 334 244
Ohio National Financial Services, Inc.
5.550% due 01/24/30 (Þ) 615 555
Omega Healthcare Investors, Inc.
Series WI
5.250% due 01/15/26 281 269
OneSky Class A Loan Trust
Series A
3.875% due 07/15/29 (Š) 2,309 2,062
Oracle Corp.
2.950% due 04/01/30 270 220
3.900% due 05/15/35 385 298
3.800% due 11/15/37 160 116
3.600% due 04/01/40 1,371 928
4.375% due 05/15/55 380 258
Otis Worldwide Corp.
Series WI
2.293% due 04/05/27 306 268
Owl Rock Capital Corp.
4.250% due 01/15/26 294 266
Pacific Gas and Electric Co.
1.700% due 11/15/23 565 541
2.950% due 03/01/26 311 275
2.100% due 08/01/27 685 563
2.500% due 02/01/31 635 474
4.200% due 06/01/41 360 253
Pacific Life Insurance Co.
4.300% due 10/24/67 (USD 3 Month
LIBOR + 2.796%)(Ê)(Þ) 255 186
Paramount Global
4.750% due 05/15/25 224 219
5.900% due 10/15/40 380 309
6.375% due 03/30/62 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.999%)(Ê) 440 372
PayPal Holdings, Inc.
5.050% due 06/01/52 470 407
PepsiCo, Inc.
2.625% due 03/19/27 357 325
Philip Morris International, Inc.
2.875% due 05/01/24 341 329
4.375% due 11/15/41 635 459
Pioneer Natural Resources Co.
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
1.125% due 01/15/26 313 273
Principal Life Global Funding II
2.250% due 11/21/24 (Þ) 365 342
Procter & Gamble Co. (The)
2.800% due 03/25/27 386 356
Progress Energy, Inc.
7.750% due 03/01/31 295 324
Prologis, LP
2.875% due 11/15/29 315 264
Prospect Capital Corp.
3.706% due 01/22/26 380 325
3.364% due 11/15/26 377 305
Prudential Financial, Inc.
3.700% due 10/01/50 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.035%)(Ê) 339 264
Public Service Co. of Oklahoma
Series G
6.625% due 11/15/37 115 118
Public Service Electric & Gas Co.
3.700% due 05/01/28 210 194
PVH Corp.
Series WI
4.625% due 07/10/25 235 224
QUALCOMM, Inc.
Series WI
1.300% due 05/20/28 134 110
Raytheon Technologies Corp.
Series WI
3.200% due 03/15/24 287 279
Republic Services, Inc.
2.500% due 08/15/24 346 329
Resorts World Las Vegas LLC / RWLV
Capital, Inc.
4.625% due 04/06/31 (Þ) 395 268
Royalty Pharma PLC
Series WI
1.200% due 09/02/25 195 172
Sabine Pass Liquefaction LLC
Series WI
5.750% due 05/15/24 220 220
5.000% due 03/15/27 345 332
Sabra Health Care, LP
3.900% due 10/15/29 1,055 837
3.200% due 12/01/31 450 324
Series WI
5.125% due 08/15/26 287 260
Santander Holdings USA, Inc.
3.450% due 06/02/25 550 514
Schlumberger Finance Canada, Ltd.
1.400% due 09/17/25 250 226
Sealed Air Corp.
1.573% due 10/15/26 (Þ) 160 134
Sherwin-Williams Co. (The)
2.300% due 05/15/30 420 333

Russell Investment Company
Investment Grade Bond Fund
Schedule of Investments, continued — October 31, 2022
See accompanying notes which are an integral part of the financial statements.
Investment Grade Bond Fund 459
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Simon Property Group, LP
2.450% due 09/13/29 685 549
Southern California Edison Co.
6.650% due 04/01/29 304 304
Southern Co. (The)
0.962% due 08/01/24 (~)(Ê) 281 276
Spectra Energy Partners, LP
4.500% due 03/15/45 372 291
Sprint Spectrum Co. LLC / Sprint
Spectrum Co. II LLC / Sprint
Spectrum Co. III LLC
5.152% due 03/20/28 (Þ) 1,065 1,036
SVB Financial Group
Series E
4.700% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 10 Year + 3.064%)(Ê)(ƒ) 550 367
Synchrony Financial
3.950% due 12/01/27 346 298
Series BKNT
5.400% due 08/22/25 675 652
TCI Communications, Inc.
7.875% due 02/15/26 340 366
Teledyne FLIR LLC
2.500% due 08/01/30 205 160
Tennessee Gas Pipeline Co. LLC
2.900% due 03/01/30 (Þ) 670 545
8.375% due 06/15/32 515 568
Texas Eastern Transmission, LP
3.500% due 01/15/28 (Þ) 351 313
Thermo Fisher Scientific, Inc.
4.100% due 08/15/47 303 247
Time Warner Cable LLC
6.550% due 05/01/37 758 676
7.300% due 07/01/38 380 355
6.750% due 06/15/39 520 460
Time Warner Entertainment Co., LP
8.375% due 07/15/33 866 915
T-Mobile USA, Inc.
Series WI
4.500% due 04/15/50 415 329
TWDC Enterprises 18 Corp.
Series MTNB
7.000% due 03/01/32 267 293
Tyson Foods, Inc.
4.875% due 08/15/34 307 286
Union Pacific Corp.
4.950% due 09/09/52 350 315
UnitedHealth Group, Inc.
3.050% due 05/15/41 225 160
5.875% due 02/15/53 830 847
Unum Group
5.750% due 08/15/42 296 244
US Bancorp
4.967% due 07/22/33 (SOFR +
2.110%)(Ê) 515 469
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Validus Holdings, Ltd.
8.875% due 01/26/40 477 574
Verizon Communications, Inc.
0.750% due 03/22/24 297 280
7.750% due 12/01/30 1,165 1,297
Series WI
4.272% due 01/15/36 980 824
ViacomCBS, Inc.
4.600% due 01/15/45 235 157
VICI Properties, Inc.
4.500% due 09/01/26 (Þ) 301 274
Vistra Operations Co. LLC
4.875% due 05/13/24 (Þ) 520 506
4.300% due 07/15/29 (Þ) 275 240
Vontier Corp.
Series WI
1.800% due 04/01/26 370 307
2.950% due 04/01/31 330 232
Voya Financial, Inc.
Series WI
4.700% due 01/23/48 (USD 3 Month
LIBOR + 2.084%)(Ê) 310 240
Walt Disney Co. (The)
3.700% due 03/23/27 338 319
Wells Fargo & Co.
4.579% due 01/15/27 (USD 3 Month
LIBOR + 0.500%)(Ê) 370 342
3.196% due 06/17/27 (USD 3 Month
LIBOR + 1.170%)(Ê) 810 734
3.350% due 03/02/33 (SOFR +
1.500%)(Ê) 435 351
5.950% due 12/15/36 100 92
Westinghouse Air Brake Technologies
Corp.
4.400% due 03/15/24 391 382
105,814
International Debt - 15.9%
ABN AMRO Bank NV
4.800% due 04/18/26 (Þ) 344 321
Adani Ports & Special Economic Zone,
Ltd.
3.375% due 07/24/24 (Þ) 366 337
AerCap Ireland Capital DAC / AerCap
Global Aviation Trust
3.150% due 02/15/24 220 211
3.000% due 10/29/28 275 222
3.300% due 01/30/32 235 176
AES Panama Generation Holdings SRL
4.375% due 05/31/30 (Þ) 338 266
Alimentation Couche-Tard, Inc.
3.550% due 07/26/27 (Þ) 350 313
Anheuser-Busch Cos. LLC / Anheuser-
Busch InBev Worldwide, Inc.
4.900% due 02/01/46 195 167
Anheuser-Busch InBev Worldwide, Inc.
8.200% due 01/15/39 200 239
5.450% due 01/23/39 350 329

Russell Investment Company
Investment Grade Bond Fund
Schedule of Investments, continued — October 31, 2022
See accompanying notes which are an integral part of the financial statements.
460 Investment Grade Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
5.550% due 01/23/49 460 433
Antares Holdings, LP
3.950% due 07/15/26 (Þ) 505 430
Arbor Realty CLO, Ltd.
Series 2021-FL2 Class A
1.200% due 05/15/36 (USD 1 Month
LIBOR + 1.100%)(Ê)(Þ) 923 896
Series 2022-FL1 Class A
1.500% due 01/15/37 (SOFR 30 Day
Average + 1.450%)(Ê)(Þ) 2,434 2,350
AstraZeneca PLC
0.700% due 05/28/24 301 281
3.375% due 11/16/25 337 321
6.450% due 09/15/37 325 349
Banco de Credito del Peru
3.250% due 09/30/31 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.450%)(Ê)(Þ) 382 320
Banco Inbursa SA Institucion de Banca
Multiple
4.125% due 06/06/24 (Þ) 339 327
Banco Santander Chile
2.700% due 01/10/25 (Þ) 281 263
Banco Santander Mexico SA Institucion
de Banca Multiple Grupo Financiero
Santander
5.375% due 04/17/25 (Þ) 349 339
Banco Santander SA
1.722% due 09/14/27 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 0.900%)(Ê) 310 253
3.225% due 11/22/32 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 1.600%)(Ê) 200 137
Bancolombia SA
3.000% due 01/29/25 301 270
Bank of Nova Scotia (The)
0.650% due 07/31/24 306 282
Barclays PLC
4.375% due 01/12/26 565 525
4.950% due 01/10/47 285 212
Barings CLO, Ltd.
Series 2021-1A Class AR
5.229% due 10/15/36 (USD 3 Month
LIBOR + 1.150%)(Ê)(Þ) 1,363 1,301
Barrick NA Finance LLC
5.750% due 05/01/43 280 262
BAT Capital Corp.
Series WI
3.557% due 08/15/27 485 422
4.390% due 08/15/37 800 580
Bayer US Finance II LLC
4.700% due 07/15/64 (Þ) 455 324
Bayer US Finance LLC
3.375% due 10/08/24 (Þ) 509 489
BBVA Bancomer SA
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
4.375% due 04/10/24 (Þ) 285 279
BDS, Ltd.
Series 2021-FL7 Class A
4.063% due 06/16/36 (USD 1 Month
LIBOR + 1.070%)(Ê)(Þ) 1,397 1,343
Bellemeade Re, Ltd.
Series 2019-3A Class M1C
2.099% due 07/25/29 (USD 1 Month
LIBOR + 1.950%)(Ê)(Þ) 700 692
Series 2020-3A Class M1B
2.998% due 10/25/30 (USD 1 Month
LIBOR + 2.850%)(Ê)(Þ) 240 240
Series 2020-3A Class M1C
3.848% due 10/25/30 (USD 1 Month
LIBOR + 3.700%)(Ê)(Þ) 2,338 2,351
Series 2021-2A Class M1A
1.210% due 06/25/31 (SOFR 30 Day
Average + 1.200%)(Ê)(Þ) 1,623 1,600
Series 2021-2A Class M1B
1.510% due 06/25/31 (SOFR 30 Day
Average + 1.500%)(Ê)(Þ) 701 678
Series 2021-3A Class M1C
1.600% due 09/25/31 (SOFR 30 Day
Average + 1.550%)(Ê)(Þ) 961 856
Series 2022-2 Class M1A
6.285% due 09/27/32 (SOFR 30 Day
Average + 4.000%)(Ê)(Þ) 2,358 2,358
Bharti Airtel International Netherlands
BV
5.350% due 05/20/24 (Þ) 330 327
Bharti Airtel, Ltd.
4.375% due 06/10/25 (Þ) 284 270
BlueMountain CLO, Ltd.
Series 2018-3A Class A1R
1.272% due 04/20/31 (USD 3 Month
LIBOR + 1.000%)(Ê)(Þ) 551 537
BMW US Capital LLC
3.250% due 04/01/25 (Þ) 215 205
BNP Paribas SA
4.250% due 10/15/24 377 363
2.159% due 09/15/29 (SOFR +
1.218%)(Ê)(Þ) 345 266
British Airways Pass-Through Trust
4.250% due 11/15/32 (Þ) 235 211
Brookfield Finance LLC
3.450% due 04/15/50 359 213
Brookfield Finance, Inc.
4.000% due 04/01/24 342 335
Canadian Imperial Bank of Commerce
3.100% due 04/02/24 289 280
0.950% due 10/23/25 390 342
Canadian National Railway Co.
6.900% due 07/15/28 249 268
Canadian Natural Resources, Ltd.
7.200% due 01/15/32 279 292
Canadian Pacific Railway Co.

Russell Investment Company
Investment Grade Bond Fund
Schedule of Investments, continued — October 31, 2022
See accompanying notes which are an integral part of the financial statements.
Investment Grade Bond Fund 461
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
6.125% due 09/15/15 242 219
CBAM CLO Management Trust
Series 2017-1A Class A1
2.385% due 07/20/30 (USD 3 Month
LIBOR + 1.250%)(Ê)(Þ) 573 564
Celulosa Arauco y Constitucion SA
Series WI
4.500% due 08/01/24 383 373
Cenovus Energy, Inc.
6.750% due 11/15/39 167 164
CI Financial Corp.
3.200% due 12/17/30 1,403 1,015
4.100% due 06/15/51 1,015 571
Cooperatieve Rabobank UA
3.758% due 04/06/33 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 1.420%)(Ê)(Þ) 605 487
Credicorp, Ltd.
2.750% due 06/17/25 (Þ) 302 278
Credit Agricole SA
1.247% due 01/26/27 (SOFR +
0.892%)(Ê)(Þ) 429 361
Credit Suisse Group AG
6.537% due 08/12/33 (SOFR +
3.920%)(Ê)(Þ) 255 222
Series WI
4.550% due 04/17/26 289 254
Credit Suisse Group USA, Inc.
7.125% due 07/15/32 256 251
Danske Bank A/S
5.375% due 01/12/24 (Þ) 435 429
Deutsche Bank AG
3.700% due 05/30/24 339 327
Eagle Re, Ltd.
Series 2021-1 Class M1B
2.165% due 10/25/33 (SOFR 30 Day
Average + 2.150%)(Ê)(Þ) 1,227 1,227
Series 2021-2 Class M1B
1.899% due 04/25/34 (SOFR 30 Day
Average + 2.050%)(Ê)(Þ) 2,026 1,972
EIG Pearl Holdings SARL
4.387% due 11/30/46 (Þ) 255 173
Electricite de France SA
4.500% due 09/21/28 (Þ) 283 256
Enbridge, Inc.
3.700% due 07/15/27 346 317
Enel Finance International NV
6.800% due 10/14/25 (Þ) 335 336
3.500% due 04/06/28 (Þ) 387 322
Equinor ASA
2.650% due 01/15/24 360 350
Fairfax Financial Holdings, Ltd.
Series WI
4.850% due 04/17/28 285 262
3.375% due 03/03/31 420 329
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Federation des Caisses Desjardins du
Quebec
4.400% due 08/23/25 (Þ) 670 644
4.550% due 08/23/27 (Þ) 670 626
Freeport Indonesia PT
4.763% due 04/14/27 (Þ) 200 180
5.315% due 04/14/32 (Þ) 355 299
6.200% due 04/14/52 (Þ) 210 158
Galaxy Pipeline Assets Bidco, Ltd.
1.750% due 09/30/27 (Þ) 126 114
2.625% due 03/31/36 (Þ) 225 171
Glencore Funding LLC
4.625% due 04/29/24 (Þ) 282 277
Grupo Bimbo SAB de CV
3.875% due 06/27/24 (Þ) 402 393
Hana Bank
4.375% due 09/30/24 (Þ) 350 340
HGI CRE CLO, Ltd.
Series 2021-FL1 Class A
1.160% due 06/16/36 (USD 1 Month
LIBOR + 1.050%)(Ê)(Þ) 1,963 1,869
Series 2021-FL2 Class A
1.200% due 09/19/26 (USD 1 Month
LIBOR + 1.000%)(Ê)(Þ) 2,106 2,001
HSBC Bank PLC
7.650% due 05/01/25 385 389
HSBC Holdings PLC
2.999% due 03/10/26 (SOFR +
1.430%)(Ê) 115 104
8.113% due 11/03/33 (SOFR +
4.250%)(Ê) 855 854
Inco, Ltd.
7.200% due 09/15/32 322 332
Infraestuctura Energetica Nova SAB
de CV
3.750% due 01/14/28 (Þ) 308 265
Intercorp Financial Services, Inc.
4.125% due 10/19/27 (Þ) 373 323
Lloyds Banking Group PLC
4.344% due 01/09/48 312 208
Macquarie Bank, Ltd.
3.624% due 06/03/30 (Þ) 335 265
Madison Park Funding XVIII, Ltd.
Series 2021-18A Class ARR
1.195% due 10/21/30 (USD 3 Month
LIBOR + 0.940%)(Ê)(Þ) 1,640 1,601
Magnetite Xxxiii, Ltd.
Series 2022-33A Class A
1.000% due 07/20/35 (CME Term
SOFR 3 Month + 1.500%)(Ê)(Þ) 2,652 2,546
Meituan
2.125% due 10/28/25 (Þ) 385 319
Mitsubishi UFJ Financial Group, Inc.
5.063% due 09/12/25 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 1.550%)(Ê) 405 399

Russell Investment Company
Investment Grade Bond Fund
Schedule of Investments, continued — October 31, 2022
See accompanying notes which are an integral part of the financial statements.
462 Investment Grade Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
NatWest Group PLC
1.642% due 06/14/27 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 0.900%)(Ê) 585 486
Neuberger Berman Loan Advisers CLO
24, Ltd.
Series 2020-24A Class AR
1.154% due 04/19/30 (USD 3 Month
LIBOR + 1.020%)(Ê)(Þ) 494 483
Neuberger Berman Loan Advisers CLO
26, Ltd.
Series 2021-26A Class AR
1.000% due 10/18/30 (USD 3 Month
LIBOR + 0.920%)(Ê)(Þ) 995 972
Newcrest Finance Pty, Ltd.
3.250% due 05/13/30 (Þ) 415 335
Nomura Holdings, Inc.
2.329% due 01/22/27 372 317
NTT Finance Corp.
1.162% due 04/03/26 (Þ) 305 264
Oaktown Re III, Ltd.
Series 2019-1A Class M1B
2.080% due 07/25/29 (USD 1 Month
LIBOR + 1.950%)(Ê)(Þ) 619 612
Oaktown Re VI, Ltd.
Series 2021-1A Class M1B
2.060% due 10/25/33 (SOFR 30 Day
Average + 2.050%)(Ê)(Þ) 2,464 2,433
Oversea-Chinese Banking Corp., Ltd.
4.250% due 06/19/24 (Þ) 281 276
Panasonic Corp.
2.679% due 07/19/24 (Þ) 292 278
Prodigy Finance Designated Activity
Co.
Series 2021-1A Class A
1.437% due 07/25/51 (USD 1 Month
LIBOR + 1.250%)(Ê)(Þ) 431 415
Prosus NV
4.027% due 08/03/50 (Þ) 439 235
Radnor RE, Ltd.
Series 2021-1 Class M1B
1.710% due 12/27/33 (SOFR 30 Day
Average + 1.700%)(Ê)(Þ) 831 815
Series 2021-2 Class M1A
1.898% due 11/25/31 (SOFR 30 Day
Average + 1.850%)(Ê)(Þ) 731 712
Reliance Industries, Ltd.
4.125% due 01/28/25 (Þ) 284 273
3.625% due 01/12/52 (Þ) 310 182
Reynolds American, Inc.
7.250% due 06/15/37 390 372
8.125% due 05/01/40 715 736
Royal Bank of Canada
Series GMTN
4.650% due 01/27/26 274 264
Sanofi
3.625% due 06/19/28 288 267
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Santander UK PLC
5.625% due 09/15/45 (Þ) 290 203
Saudi Arabian Oil Co.
1.250% due 11/24/23 (Þ) 200 192
1.625% due 11/24/25 (Þ) 661 591
Scentre Group Trust 1 / Scentre Group
Trust 2
3.625% due 01/28/26 (Þ) 555 513
Scentre Group Trust 2
4.750% due 09/24/80 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.379%)(Ê)(Þ) 945 799
Shell International Finance BV
3.250% due 05/11/25 240 231
SK Hynix, Inc.
1.000% due 01/19/24 (Þ) 361 340
Sky, Ltd.
3.750% due 09/16/24 (Þ) 342 332
Smith & Nephew PLC
2.032% due 10/14/30 435 320
Societe Generale SA
2.625% due 01/22/25 (Þ) 605 555
4.250% due 04/14/25 (Þ) 384 356
3.625% due 03/01/41 (Þ) 625 354
Standard Chartered PLC
5.300% due 01/09/43 (Þ) 346 260
State Bank of India
4.375% due 01/24/24 (Þ) 282 277
SURA Asset Management SA
4.875% due 04/17/24 (Þ) 287 277
Takeda Pharmaceutical Co., Ltd.
Series WI
4.400% due 11/26/23 93 92
5.000% due 11/26/28 860 830
Tencent Holdings, Ltd.
3.280% due 04/11/24 (Þ) 349 338
Toronto-Dominion Bank (The)
2.650% due 06/12/24 287 275
4.456% due 06/08/32 415 373
Triton Container International, Ltd.
2.050% due 04/15/26 (Þ) 540 456
TSMC Arizona Corp.
1.750% due 10/25/26 270 233
2.500% due 10/25/31 235 183
Vale Overseas, Ltd.
6.250% due 08/10/26 267 271
Venture XXVIII CLO, Ltd.
Series 2021-28A Class A2R
5.233% due 07/20/30 (USD 3 Month
LIBOR + 0.990%)(Ê)(Þ) 1,538 1,497
Volkswagen Group of America Finance
LLC
1.250% due 11/24/25 (Þ) 425 371
Voya CLO, Ltd.
Series 2020-2A Class A1RR

Russell Investment Company
Investment Grade Bond Fund
Schedule of Investments, continued — October 31, 2022
See accompanying notes which are an integral part of the financial statements.
Investment Grade Bond Fund 463
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
2.155% due 04/17/30 (USD 3 Month
LIBOR + 1.020%)(Ê)(Þ) 1,584 1,550
Series 2021-3A Class A1R
5.283% due 04/20/34 (USD 3 Month
LIBOR + 1.040%)(Ê)(Þ) 3,480 3,323
Westpac Banking Corp.
2.668% due 11/15/35 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 1.750%)(Ê) 530 375
Woori Bank
4.750% due 04/30/24 (Þ) 353 346
80,829
Mortgage-Backed Securities - 15.6%
Banc of America Mortgage Trust
Series 2004-D Class 2A2
3.846% due 05/25/34 (~)(Ê) 44 41
Series 2006-B Class 1A1
4.122% due 10/20/46 (~)(Ê) 13 11
CAMB Commercial Mortgage Trust
Series 2019-LIFE Class E
4.968 % due 12/15/37 (USD 1 Month
LIBOR + 2.150%)(Ê)(Þ) 3,188 3,029
Series 2021-CX2 Class A
2.700% due 11/10/46 (Þ) 2,617 2,012
Chase Home Lending Mortgage Trust
Series 2020-CL1 Class M1
2.429% due 06/26/34 (USD 1 Month
LIBOR + 2.250%)(Ê)(Þ) 1,261 1,181
Citigroup Commercial Mortgage Trust
Series 2013-375P Class D
3.635% due 05/10/35 (~)(Ê)(Þ) 2,427 2,194
Credit Suisse Mortgage Trust
Series 2019-ICE4 Class E
2.335% due 05/15/36 (USD 1 Month
LIBOR + 2.150%)(Ê)(Þ) 2,384 2,288
DBGS Mortgage Trust
Series 2019-1735 Class D
4.334% due 04/10/37 (~)(Ê)(Þ) 1,961 1,473
Fannie Mae
2.600% due 2031 330 274
5.500% due 2033 11 11
5.500% due 2034 155 158
4.500% due 2035 215 213
6.000% due 2035 50 51
5.500% due 2036 108 110
5.500% due 2037 81 83
5.500% due 2038 348 356
6.000% due 2039 22 23
4.500% due 2040 72 70
5.500% due 2040 305 308
4.000% due 2041 87 81
3.500% due 2043 844 765
4.000% due 2043 87 82
4.000% due 2044 440 413
3.500% due 2045 627 564
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
4.000% due 2045 375 351
4.000% due 2046 917 859
4.500% due 2046 217 209
4.000% due 2047 278 259
4.500% due 2047 61 58
4.000% due 2048 384 356
5.000% due 2048 1,141 1,117
3.000% due 2049 2,803 2,403
4.000% due 2049 376 348
2.000% due 2051 4,754 3,774
4.000% due 2052 8,627 7,854
5.000% due 2052 3,440 3,320
Fannie Mae REMIC Trust
Series 2004-W12 Class 1A3
7.000% due 07/25/44 356 373
Fannie Mae REMICS
Series 1999-56 Class Z
7.000% due 12/18/29 14 15
Series 2005-117 Class LC
5.500% due 11/25/35 11 11
Series 2020-97 Class EI
Interest Only STRIPS
2.000% due 01/25/51 2,177 256
Series 2021-1 Class IM
Interest Only STRIPS
2.000% due 02/25/51 1,566 183
Series 2021-3 Class NI
Interest Only STRIPS
2.500% due 02/25/51 1,755 245
Series 2021-8 Class GI
Interest Only STRIPS
3.000% due 03/25/51 779 122
Freddie Mac
5.500% due 2032 7 7
7.500% due 2032 5 5
5.500% due 2034 14 14
4.000% due 2040 397 373
5.500% due 2041 112 115
3.500% due 2044 85 77
4.000% due 2044 288 270
4.000% due 2045 565 530
3.500% due 2046 70 64
4.000% due 2047 487 455
4.500% due 2048 178 170
3.000% due 2050 6,765 5,821
2.500% due 2051 1,510 1,247
3.500% due 2051 2,164 1,910
3.000% due 2052 4,717 4,023
3.500% due 2052 4,465 3,932
5.000% due 2052 3,438 3,318
Freddie Mac Reference REMICS
Series 2006-R007 Class ZA
6.000% due 05/15/36 147 149
Freddie Mac REMICS
Series 2002-2533 Class Z

Russell Investment Company
Investment Grade Bond Fund
Schedule of Investments, continued — October 31, 2022
See accompanying notes which are an integral part of the financial statements.
464 Investment Grade Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
5.500% due 12/15/32 306 310
Series 2006-3123 Class HT
5.000% due 03/15/26 54 54
Series 2010-3632 Class PK
5.000% due 02/15/40 70 69
Series 2012-4019 Class JD
3.000% due 05/15/41 51 49
Series 2020-5038 Class NI
Interest Only STRIPS
2.000% due 11/25/50 1,948 224
Series 2021-5072 Class IQ
Interest Only STRIPS
3.500% due 10/25/50 1,539 276
Series 2021-5072 Class QI
Interest Only STRIPS
3.500% due 10/25/50 1,443 258
Ginnie Mae II
4.500% due 2042 94 92
Ginnie Mae REMICS
Series 2021-1 Class PI
Interest Only STRIPS
2.500% due 12/20/50 620 82
Series 2021-9 Class MI
Interest Only STRIPS
2.500% due 01/20/51 1,982 261
Series 2021-23 Class IA
Interest Only STRIPS
2.500% due 02/20/51 1,218 159
JPMorgan Mortgage Trust
Series 2020-3 Class A15
3.500% due 08/25/50 (~)(Ê)(Þ) 183 158
Series 2021-6 Class A6
2.500% due 10/25/51 (~)(Ê)(Þ) 3,654 3,291
Series 2021-7 Class A6
2.500% due 11/25/51 (~)(Ê)(Þ) 3,765 3,313
Series 2021-8 Class A6
2.500% due 12/25/51 (~)(Ê)(Þ) 2,822 2,488
Series 2022-2 Class A4A
2.500% due 08/25/52 (~)(Ê)(Þ) 702 596
Series 2022-4 Class A4
3.000% due 10/25/52 (~)(Ê)(Þ) 1,005 843
MHC Commercial Mortgage Trust
Series 2021-MHC Class A
0.951% due 04/15/26 (USD 1 Month
LIBOR + 0.801%)(Ê)(Þ) 2,776 2,659
Morgan Stanley Mortgage Capital
Holdings LLC Trust
Series 2017-237P Class D
3.865% due 09/13/39 (~)(Ê)(Þ) 1,883 1,513
Series 2017-237P Class XA
Interest Only STRIPS
0.468% due 09/13/39 (~)(Ê)(Þ) 10,103 149
Series 2017-237P Class XB
Interest Only STRIPS
0.175% due 09/13/39 (~)(Ê)(Þ) 6,248 24
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Radnor RE, Ltd.
Series 2020-1 Class M1A
1.118% due 02/25/30 (USD 1 Month
LIBOR + 0.950%)(Ê)(Þ) 318 317
Sequoia Mortgage Trust
Series 2021-4 Class A10
2.500% due 06/25/51 (~)(Ê)(Þ) 1,980 1,741
79,310
Municipal Bonds - 0.1%
Municipal Electric Authority of Georgia
Revenue Bonds
6.637% due 04/01/57 265 267
7.055% due 04/01/57 477 461
728
Non-US Bonds - 2.4%
Banna RMBS DAC
Series 2019-1 Class A
1.545% due 12/30/63 (SONIA +
1.200%)(Ê) GBP 715 812
Eurosail PRIME-UK PLC
Series 2007-PR1X Class A1
0.598% due 09/13/45 (GBP 3 Month
LIBOR + 0.400%)(Ê) GBP 586 644
Finsbury Square PLC
2.992% due 12/16/71 GBP 580 643
Great Hall Mortgages PLC
Series 2007-1 Class A2B
1.000% due 03/18/39 (3 Month
EURIBOR + 0.130%)(Ê) EUR 352 341
Newgate Funding PLC
Series 2006-1 Class A4
1.086% due 12/01/50 (GBP 3 Month
LIBOR + 0.190%)(Ê) GBP 689 744
Series 2006-3X Class A3A
1.452% due 12/01/50 (GBP 3 Month
LIBOR + 0.170%)(Ê) GBP 558 597
Paragon Mortgages (No. 12) PLC
0.293% due 11/15/38 (GBP 3 Month
LIBOR + 0.240%)(Ê) GBP 1,806 1,962
Series 2006-12X Class A2A
0.342% due 11/15/38 (SONIA +
0.359%)(Ê) GBP 606 655
RMAC Securities No. 1 PLC
Series 2006-NS1X Class A2A
1.050% due 06/12/44 (SONIA +
0.269%)(Ê) GBP 330 358
Series 2006-NS3X Class A2A
0.245% due 06/12/44 (SONIA +
0.269%)(Ê) GBP 393 431
Series 2006-NS4X Class A3A
0.368% due 06/12/44 (GBP 3 Month
LIBOR + 0.170%)(Ê) GBP 897 972
Taurus CMBS
Series 2021-UK4A Class B
1.655% due 08/17/31 (SONIA +
1.500%)(Ê)(Þ) GBP 477 497

Russell Investment Company
Investment Grade Bond Fund
Schedule of Investments, continued — October 31, 2022
See accompanying notes which are an integral part of the financial statements.
Investment Grade Bond Fund 465
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Taurus UK Designated Activity Co.
Series 2021-UK1A Class B
3.495% due 05/17/31 (3 Month
SONIA Deposit Rate + 1.300%)(Ê)
(Þ) GBP 496 542
Towd Point Mortgage Funding
Series 2019-A13X Class B
1.251% due 07/20/45 (3 Month
SONIA Deposit Rate + 1.200%)(Ê) GBP 2,034 2,202
Warwick Finance Residential
Mortgages Number Three PLC
0.854% due 12/21/49 (SONIA  +
0.950%)(Ê)(Þ)(ƒ) GBP 576 656
12,056
United States Government Agencies - 0.1%
Tennessee Valley Authority
0.750% due 05/15/25 750 680
United States Government Treasuries - 31.7%
United States Treasury Notes
0.250% due 11/15/23 4,288 4,098
2.750% due 11/15/23 12,105 11,872
0.125% due 01/15/24 4,975 4,712
2.000% due 04/30/24 4,158 3,999
2.250% due 04/30/24 4,355 4,204
0.250% due 05/15/24 5,080 4,751
0.375% due 09/15/24 2,610 2,417
2.000% due 02/15/25 6,065 5,738
0.250% due 05/31/25 7,181 6,449
0.250% due 06/30/25 5,119 4,592
0.250% due 07/31/25 1,988 1,775
2.000% due 08/15/25 2,945 2,756
0.250% due 09/30/25 1,316 1,168
4.250% due 10/15/25 375 373
0.250% due 10/31/25 648 573
3.000% due 10/31/25 2,820 2,706
2.250% due 11/15/25 3,530 3,311
2.250% due 03/31/26 2,750 2,564
1.625% due 05/15/26 4,362 3,969
1.500% due 08/15/26 6,534 5,880
0.625% due 03/31/27 4,275 3,649
2.375% due 05/15/27 3,010 2,772
0.500% due 05/31/27 5,150 4,345
4.125% due 09/30/27 1,985 1,974
0.625% due 12/31/27 7,841 6,530
2.750% due 02/15/28 2,660 2,469
1.125% due 02/29/28 1,336 1,137
1.250% due 03/31/28 1,652 1,412
2.875% due 05/15/28 2,598 2,418
2.875% due 08/15/28 1,938 1,800
3.125% due 11/15/28 1,564 1,470
2.375% due 05/15/29 1,410 1,262
2.625% due 07/31/29 1,595 1,448
1.625% due 08/15/29 127 108
1.750% due 11/15/29 5,120 4,396
0.625% due 05/15/30 3,603 2,800
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
0.625% due 08/15/30 7,510 5,801
0.875% due 11/15/30 2,217 1,743
1.125% due 02/15/31 2,148 1,718
1.250% due 08/15/31 766 609
1.875% due 02/15/32 4,818 4,006
2.750% due 08/15/32 235 210
1.125% due 05/15/40 2,227 1,329
1.125% due 08/15/40 1,105 654
1.375% due 11/15/40 3,930 2,428
1.875% due 02/15/41 2,284 1,544
3.375% due 08/15/42 2,290 1,976
2.750% due 11/15/42 2,180 1,680
3.125% due 08/15/44 1,690 1,368
2.875% due 08/15/45 1,210 932
2.750% due 11/15/47 3,411 2,559
3.000% due 02/15/48 2,141 1,691
3.125% due 05/15/48 2,362 1,916
3.000% due 08/15/48 1,406 1,116
3.375% due 11/15/48 1,360 1,162
3.000% due 02/15/49 1,453 1,159
2.875% due 05/15/49 1,462 1,139
1.250% due 05/15/50 3,505 1,806
1.625% due 11/15/50 2,510 1,435
1.875% due 02/15/51 1,337 819
2.000% due 08/15/51 900 567
2.875% due 05/15/52 2,850 2,212
161,476
Total Long-Term Investments
(cost $521,238) 452,718
Short-Term Investments - 9.7%
AerCap Ireland Capital Designated
Activity Co. and AerCap Global
Aviation Trust
1.150% due 10/29/23 585 554
Ally Financial, Inc.
1.450% due 10/02/23 200 192
Credit Suisse Group AG
Series FXD
0.520% due 08/09/23 965 914
Eni SpA
Series X-R
4.000% due 09/12/23 (Þ) 790 776
Equifax, Inc.
Series 5Y
3.950% due 06/15/23 420 416
Humana, Inc.
0.650% due 08/03/23 305 295
Public Service Electric & Gas Co.
3.250% due 09/01/23 230 226
Royalty Pharma PLC
Series WI

Russell Investment Company
Investment Grade Bond Fund
Schedule of Investments, continued — October 31, 2022
See accompanying notes which are an integral part of the financial statements.
466 Investment Grade Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
0.750% due 09/02/23 370 355
U.S. Cash Management Fund(@) 45,553,909(∞) 45,536
Total Short-Term Investments
(cost $49,375) 49,264
Total Investments - 98.5%
(identified cost $570,613) 501,982
Other Assets and Liabilities,
Net - 1.5%
7,535
Net Assets - 100.0%
509,517

Russell Investment Company
Investment Grade Bond Fund
Schedule of Investments, continued — October 31, 2022
See accompanying notes which are an integral part of the financial statements.
Investment Grade Bond Fund 467
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
23.0%
ABN AMRO Bank NV 12/07/21 344,000 108.54 373
321
Adani Ports & Special Economic Zone, Ltd. 04/23/20 366,000 96.30 352
337
AES Panama Generation Holdings SRL 08/04/22 338,000 86.06 291
266
Alimentation Couche-Tard, Inc. 09/19/17 350,000 98.53 345
313
Amur Equipment Finance Receivables XI LLC 09/14/22 871,000 99.98 871
859
Antares Holdings, LP 01/21/21 505,000 99.16 501
430
Apollo Management Holdings, LP 05/24/16 230,000 99.96 230
216
Apollo Management Holdings, LP 05/24/18 195,000 99.82 195
189
Arbor Realty CLO, Ltd. 05/26/21 923,000 100.00 923
896
Arbor Realty CLO, Ltd. 01/26/22 2,434,000 100.00 2,434
2,350
Arbor Realty Commercial Real Estate Notes, Ltd. 09/20/21 4,261,000 100.00 4,261
4,046
Athene Global Funding 11/06/19 835,000 101.17 845
731
Aviation Capital Group LLC 08/04/22 329,000 88.02 290
267
Banco de Credito del Peru 03/03/22 382,000 94.86 362
320
Banco Inbursa SA Institucion de Banca Multiple 07/13/21 339,000 104.05 353
327
Banco Santander Chile 01/06/22 281,000 101.60 286
263
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero
Santander 12/07/21 349,000 107.07 374
339
Barings BDC, Inc. 03/03/22 379,000 95.93 364
313
Barings CLO, Ltd. 09/22/21 1,363,000 100.00 1,363
1,301
Bayer US Finance II LLC 08/14/18 455,000 89.10 405
324
Bayer US Finance LLC 06/18/18 509,000 98.80 503
489
BBVA Bancomer SA 10/06/21 285,000 104.62 298
279
BDS, Ltd. 05/14/21 1,397,000 100.00 1,397
1,343
Bellemeade Re, Ltd. 10/28/20 239,509 100.00 240
240
Bellemeade Re, Ltd. 10/28/20 2,338,000 100.00 2,338
2,351
Bellemeade Re, Ltd. 06/11/21 1,622,622 100.00 1,623
1,600
Bellemeade Re, Ltd. 06/11/21 701,000 100.00 701
678
Bellemeade Re, Ltd. 09/27/21 961,000 100.28 964
856
Bellemeade Re, Ltd. 05/18/22 700,000 98.18 687
692
Bellemeade Re, Ltd. 09/23/22 2,358,000 100.00 2,358
2,358
Bharti Airtel International Netherlands BV 08/05/21 330,000 105.64 349
327
Bharti Airtel, Ltd. 09/13/21 284,000 106.08 301
270
Blackstone Holdings Finance Co. LLC 08/03/22 299,000 95.34 285
267
BlueMountain CLO, Ltd. 11/10/21 551,000 100.07 551
537
BMW US Capital LLC 04/20/22 215,000 99.60 214
205
BNP Paribas SA 09/08/21 345,000 100.00 345
266
British Airways Pass-Through Trust 11/17/20 234,973 100.00 235
211
Broadcom, Inc. 05/05/20 258,000 100.09 258
213
Broadcom, Inc. 05/05/20 280,000 99.90 280
213
CAMB Commercial Mortgage Trust 01/25/19 3,188,000 100.00 3,188
3,029
CAMB Commercial Mortgage Trust 10/22/21 2,617,000 102.89 2,693
2,012
Cantor Fitzgerald, LP 04/07/22 305,000 99.71 304
280
CBAM CLO Management Trust 06/29/18 573,128 100.03 573
564
Chase Home Lending Mortgage Trust 07/22/20 1,260,536 100.00 1,261
1,181
Citadel Finance LLC 03/03/21 590,000 99.68 588
520
Citadel, LP 09/11/19 625,000 99.83 624
578
Citigroup Commercial Mortgage Trust 03/06/19 2,427,000 0.99 2,396
2,194
Cooperatieve Rabobank UA 03/30/22 605,000 100.00 605
487
CoStar Group, Inc. 06/24/20 505,000 99.94 505
398
Credicorp, Ltd. 06/03/22 302,000 94.96 287
278
Credit Agricole SA 06/17/21 429,000 98.89 424
361
Credit Suisse Group AG 08/08/22 255,000 100.00 255
222
Credit Suisse Mortgage Trust 05/28/19 2,384,000 100.00 2,384
2,288
Danske Bank A/S 05/08/19 435,000 101.41 441
429
DBGS Mortgage Trust 04/03/19 1,961,000 101.18 1,984
1,473
Dewolf Park CLO, Ltd. 10/08/21 1,500,000 100.00 1,500
1,467
Eagle Re, Ltd. 04/09/21 1,227,489 100.00 1,227
1,227
Eagle Re, Ltd. 10/29/21 2,025,616 99.41 2,014
1,972
EIG Pearl Holdings SARL 01/13/22 255,000 100.00 255
173
Electricite de France SA 08/03/22 283,000 99.50 282
256
Enel Finance International NV 01/05/18 387,000 95.10 368
322
Enel Finance International NV 10/06/22 335,000 99.44 333
336
Eni SpA 09/05/18 790,000 99.90 789
776

Russell Investment Company
Investment Grade Bond Fund
Schedule of Investments, continued — October 31, 2022
See accompanying notes which are an integral part of the financial statements.
468 Investment Grade Bond Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
F&G Global Funding 06/23/21 295,000 99.98 295
255
Farmers Exchange Capital III 10/12/16 290,000 99.15 288
257
Federation des Caisses Desjardins du Quebec 08/16/22 670,000 99.91 669
644
Federation des Caisses Desjardins du Quebec 08/16/22 670,000 99.99 670
626
Freeport Indonesia PT 04/07/22 210,000 100.00 210
158
Freeport Indonesia PT 04/07/22 355,000 100.00 355
299
Freeport Indonesia PT 04/07/22 200,000 100.00 200
180
GA Global Funding Trust 01/08/21 405,000 99.93 405
353
Galaxy Pipeline Assets Bidco, Ltd. 10/27/20 125,858 100.00 126
114
Galaxy Pipeline Assets Bidco, Ltd. 10/27/20 225,000 100.00 225
171
Glencore Funding LLC 06/03/22 282,000 101.11 285
277
GoodLeap Sustainable Home Improvements 10/21/21 833,418 99.99 833
582
GoodLeap Sustainable Home Solutions Trust 01/24/22 725,587 99.98 726
548
Grupo Bimbo SAB de CV 11/03/21 402,000 104.13 419
393
Hana Bank 01/04/22 350,000 105.15 368
340
HGI CRE CLO, Ltd. 05/06/21 1,963,000 100.03 1,964
1,869
HGI CRE CLO, Ltd. 09/17/21 2,106,000 100.00 2,106
2,001
Infraestuctura Energetica Nova SAB de CV 07/06/22 308,000 91.95 283
265
Intercorp Financial Services, Inc. 03/03/22 373,000 96.54 360
323
International Flavors & Fragrances, Inc. 08/03/22 323,000 88.12 285
263
JBS USA LUX SA / JBS USA Food Co. / JBS USA Finance, Inc. 06/06/22 1,135,000 99.85 1,133
996
JPMorgan Mortgage Trust 03/30/21 183,335 102.08 187
158
JPMorgan Mortgage Trust 04/26/21 3,654,031 101.72 3,717
3,291
JPMorgan Mortgage Trust 05/24/21 3,764,598 100.85 3,796
3,313
JPMorgan Mortgage Trust 06/24/21 2,821,804 102.52 2,893
2,488
JPMorgan Mortgage Trust 02/24/22 702,339 97.51 685
596
JPMorgan Mortgage Trust 04/27/22 1,004,570 95.60 960
843
KKR Group Finance Co. III LLC 03/11/15 225,000 100.41 226
190
Macquarie Bank, Ltd. 05/27/20 335,000 100.00 335
265
Madison Park Funding XVIII, Ltd. 12/01/21 1,640,000 100.00 1,640
1,601
Magallanes, Inc. 04/20/22 675,000 86.94 587
471
Magallanes, Inc. 06/15/22 631,000 84.77 535
462
Magnetite Xxxiii, Ltd. 05/23/22 2,651,862 100.00 2,652
2,546
Massachusetts Mutual Life Insurance Co. 11/18/21 570,000 99.23 566
329
Meituan 12/02/20 385,000 100.91 388
319
Meta Platforms, Inc. 09/06/22 290,000 96.32 279
266
MF1 LLC 05/13/22 3,078,000 99.03 3,048
3,038
MHC Commercial Mortgage Trust 04/06/21 2,776,000 99.78 2,770
2,659
Midwest Connector Capital Co. LLC 02/03/22 355,000 102.17 363
342
Morgan Stanley Mortgage Capital Holdings LLC Trust 08/11/17 6,248,000 0.39 24
24
Morgan Stanley Mortgage Capital Holdings LLC Trust 08/11/17 10,103,000 1.48 150
149
Morgan Stanley Mortgage Capital Holdings LLC Trust 08/11/17 1,883,000 97.45 1,835
1,513
Mutual of Omaha Insurance Co. 07/14/14 295,000 100.00 295
280
Neuberger Berman Loan Advisers CLO 24, Ltd. 08/24/21 493,505 100.13 494
483
Neuberger Berman Loan Advisers CLO 26, Ltd. 04/29/22 995,000 99.34 988
972
New York Life Insurance Co. 04/08/20 195,000 99.42 194
138
Newcrest Finance Pty, Ltd. 05/07/20 415,000 100.42 417
335
NGPL PipeCo LLC 10/02/19 297,000 125.98 374
296
NTT Finance Corp. 02/24/21 305,000 100.00 305
264
Oaktown Re III, Ltd. 01/26/21 618,981 100.40 621
612
Oaktown Re VI, Ltd. 04/14/21 2,464,000 100.00 2,464
2,433
Ohio National Financial Services, Inc. 01/16/20 615,000 104.83 645
555
Oversea-Chinese Banking Corp., Ltd. 11/03/21 281,000 104.70 294
276
Pacific Life Insurance Co. 06/15/18 255,000 92.32 235
186
Panasonic Corp. 09/13/21 292,000 103.08 301
278
Principal Life Global Funding II 04/20/22 365,000 97.52 356
342
Prodigy Finance Designated Activity Co. 07/12/21 430,609 100.00 431
415
Prosus NV 02/03/21 439,000 100.68 442
235
Radnor RE, Ltd. 01/21/20 317,666 100.00 318
317
Radnor RE, Ltd. 11/05/21 731,070 100.00 731
712
Radnor RE, Ltd. 01/13/22 831,000 100.15 832
815
Reliance Industries, Ltd. 10/07/21 284,000 105.59 300
273
Reliance Industries, Ltd. 01/05/22 310,000 98.63 306
182
Resorts World Las Vegas LLC / RWLV Capital, Inc. 03/30/21 395,000 97.99 387
268
Santander UK PLC 10/01/18 290,000 102.76 298
203

Russell Investment Company
Investment Grade Bond Fund
Schedule of Investments, continued — October 31, 2022
See accompanying notes which are an integral part of the financial statements.
Investment Grade Bond Fund 469
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
Saudi Arabian Oil Co. 11/17/20 200,000 99.92 200
192
Saudi Arabian Oil Co. 11/17/20 661,000 97.35 642
591
Scentre Group Trust 1 / Scentre Group Trust 2 05/19/20 555,000 99.64 553
513
Scentre Group Trust 2 09/16/20 945,000 100.00 945
799
Sealed Air Corp. 12/10/21 160,000 97.98 157
134
Sequoia Mortgage Trust 05/06/21 1,979,532 102.67 2,032
1,741
SK Hynix, Inc. 03/09/21 361,000 100.01 361
340
Sky, Ltd. 01/05/21 342,000 105.87 362
332
Societe Generale SA 01/16/20 384,000 102.95 395
356
Societe Generale SA 01/16/20 605,000 99.91 604
555
Societe Generale SA 02/22/21 625,000 99.67 623
354
Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum
Co. III LLC 04/16/20 1,065,000 101.80 1,084
1,036
Standard Chartered PLC 06/21/21 346,000 120.52 417
260
State Bank of India 10/05/21 282,000 103.82 293
277
SURA Asset Management SA 06/18/21 287,000 104.29 299
277
Taurus CMBS 07/28/21 GBP 477,490 139.09 664
497
Taurus UK Designated Activity Co. 02/22/21 GBP 496,354 140.62 698
542
Tencent Holdings, Ltd. 01/04/21 349,000 103.11 360
338
Tennessee Gas Pipeline Co. LLC 02/19/20 670,000 98.02 657
545
Texas Eastern Transmission, LP 11/13/19 351,000 102.40 359
313
Towd Point Mortgage Trust 08/17/20 719,308 101.75 732
662
Triton Container International, Ltd. 04/06/21 540,000 99.93 540
456
Venture XXVIII CLO, Ltd. 09/01/21 1,538,000 100.00 1,538
1,497
VICI Properties, Inc. 07/06/22 301,000 93.22 281
274
Vistra Operations Co. LLC 06/04/19 275,000 99.85 275
240
Vistra Operations Co. LLC 05/10/22 520,000 100.00 520
506
Volkswagen Group of America Finance LLC 11/17/20 425,000 99.89 425
371
Voya CLO, Ltd. 02/18/20 1,583,521 100.00 1,584
1,550
Voya CLO, Ltd. 03/17/21 3,480,000 100.00 3,480
3,323
Warwick Finance Residential Mortgages Number Three PLC 02/10/21 GBP 575,905 138.64 798
656
Woori Bank 01/04/22 353,000 104.66 369 346
117,146
For a description of restricted securities see note 8 in the Notes to Financial Statements.
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
Canadian 10 Year Government Bond Futures 65 CAD 7,997 12/22
(80)
Japan 10 Year Government International Bond Futures 2 JPY 297,540 12/22
6
United States 2 Year Treasury Note Futures 325 USD 66,424 12/22
(991)
United States 5 Year Treasury Note Futures 99 USD 10,553 12/22
(412)
United States 10 Year Treasury Note Futures 247 USD 27,317 12/22
(1,303)
United States 10 Year Ultra Treasury Note Futures 596 USD 69,127 12/22
(4,699)
United States Treasury Long Bond Futures 15 USD 1,807 12/22
(207)
United States Treasury Ultra Bond Futures 90 USD 11,489 12/22 (1,726)
Short Positions
Euro-Bund Futures 39 EUR 5,399 12/22
238
Long Gilt Futures 41 GBP 4,187 12/22
172
United States 2 Year Treasury Note Futures 99 USD 20,234 12/22
360
United States 5 Year Treasury Note Futures 34 USD 3,624 12/22
128
United States 10 Year Ultra Treasury Note Futures 8 USD 928 12/22
22

Russell Investment Company
Investment Grade Bond Fund
Schedule of Investments, continued — October 31, 2022
See accompanying notes which are an integral part of the financial statements.
470 Investment Grade Bond Fund
Futures Contracts
Amounts in thousands (except contract amounts )
United States Treasury Long Bond Futures 92 USD 11,086 12/22 849
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å) (7,643)
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Bank of America USD 156 GBP 136 11/29/22 —
Bank of America GBP 10,831 USD 12,247 11/29/22 (185)
Bank of New York USD 2,111 GBP 1,821 11/09/22 (23)
Bank of New York GBP 2,358 USD 2,694 11/09/22 (11)
Citigroup USD 1,288 NZD 2,244 11/09/22 17
Citigroup NZD 102 USD 59 11/09/22 —
Morgan Stanley USD 405 GBP 363 11/29/22 12
Morgan Stanley EUR 349 USD 345 01/09/23 (2)
State Street USD 38 CAD 52 11/09/22 —
State Street USD 660 EUR 660 11/09/22 (7)
State Street USD 639 JPY 91,950 11/09/22 (20)
State Street USD 2,650 SEK 28,775 11/09/22 (42)
State Street CAD 1,744 USD 1,286 11/09/22 6
State Street EUR 39 USD 39 11/09/22 —
State Street JPY 274,938 USD 1,865 11/09/22 15
State Street SEK 1,589 USD 145 11/09/22 1
UBS USD 76 CHF 76 11/09/22 —
UBS CHF 3,773 USD 3,859 11/09/22 88
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts (151)
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total % of Net Assets
Long-Term Investments
Asset-Backed Securities $ — $ 11,825 $ —
$ —
$ 11,825 2.3
Corporate Bonds and Notes — 103,752 2,062
—
105,814 20.7
International Debt — 80,829 —
—
80,829 15.9
Mortgage-Backed Securities — 79,310 —
—
79,310 15.6
Municipal Bonds — 728 —
—
728 0.1
Non-US Bonds — 12,056 —
—
12,056 2.4
United States Government Agencies — 680 —
—
680 0.1
United States Government Treasuries — 161,476 —
—
161,476 31.7
Short-Term Investments — 3,728 — 45,536 49,264 9.7
Total Investments — 454,384 2,062 45,536 501,982 98.5
Other Assets and Liabilities, Net
1.5
100.0

Russell Investment Company
Investment Grade Bond Fund
Schedule of Investments, continued — October 31, 2022
See accompanying notes which are an integral part of the financial statements.
Investment Grade Bond Fund 471
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total % of Net Assets
Other Financial Instruments
Assets
Futures Contracts 1,775 — — — 1,775 0.3
Foreign Currency Exchange Contracts — 139 — — 139 —
*
A
Liabilities
Futures Contracts (9,418) — — — (9,418) (1.8)
Foreign Currency Exchange Contracts — (290) — — (290) (0.1)
Total Other Financial Instruments
**
$ (7,643) $ (151) $ — $ — $ (7,794)
* Less than 0.05% of net assets.
** Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of
Investments.
For a description of the Levels, see note 2 in the Notes to Financial Statements.
For a disclosure on transfers into and out of Level 3 during the period ended October 31, 2022, see note 2 in the Notes to
Financial Statements.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value for the period ended
October 31, 2022, were less than 1% of net assets.
Amounts in thousands
Country Exposure
Fair Value
$
Australia .............................................................................................
2,564
Belgium ..............................................................................................
1,168
Bermuda .............................................................................................
17,001
Brazil ..................................................................................................
603
Canada ................................................................................................
8,077
Cayman Islands ..................................................................................
22,831
Chile ...................................................................................................
636
China ..................................................................................................
892
Colombia ............................................................................................
547
Denmark .............................................................................................
429
France .................................................................................................
2,778
Germany .............................................................................................
1,718
India ...................................................................................................
1,666
Indonesia ............................................................................................
637
Ireland ................................................................................................
3,430
Italy ....................................................................................................
1,434

Russell Investment Company
Investment Grade Bond Fund
Schedule of Investments, continued — October 31, 2022
See accompanying notes which are an integral part of the financial statements.
472 Investment Grade Bond Fund
Amounts in thousands
Country Exposure
Fair Value
$
Japan ..................................................................................................
2,181
Mexico ...............................................................................................
1,602
Netherlands ........................................................................................
1,039
Norway ...............................................................................................
350
Panama ...............................................................................................
266
Peru ....................................................................................................
921
Saudi Arabia .......................................................................................
956
Singapore ...........................................................................................
276
South Korea .......................................................................................
1,026
Spain ..................................................................................................
390
Switzerland ........................................................................................
1,641
Taiwan ................................................................................................
416
United Arab Emirates .........................................................................
285
United Kingdom .................................................................................
17,369
United States ......................................................................................
406,853
Total Investments ............................................................................... 501,982

Russell Investment Company
Investment Grade Bond Fund
Fair Value of Derivative Instruments — October 31, 2022
See accompanying notes which are an integral part of the financial statements.
Investment Grade Bond Fund 473
Amounts in thousands
Derivatives not accounted for as hedging instruments
Foreign
Currency
Contracts
Interest Rate
Contracts
Location: Statement of Assets and Liabilities - Assets
Unrealized appreciation on foreign currency exchange contracts $ 139 $ —
Variation margin on futures contracts* — 1,775
Total
$ 139 $ 1,775
Location: Statement of Assets and Liabilities - Liabilities
Variation margin on futures contracts* $ — $ 9,418
Unrealized depreciation on foreign currency exchange contracts 290 —
Total
$ 290 $ 9,418
Derivatives not accounted for as hedging instruments
Foreign
Currency
Contracts
Interest Rate
Contracts
Location: Statement of Operations - Net realized gain (loss)
Futures contracts $ — $ (25,752)
Foreign currency exchange contracts 3,539 —
Total
$ 3,539 $ (25,752)
Location: Statement of Operations - Net change in unrealized appreciation (depreciation)
Futures contracts $ — $ (3,345)
Foreign currency exchange contracts (42) —
Total
$ (42) $ (3,345)
* Includes cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the
Statement of Assets and Liabilities.
For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

Russell Investment Company
Investment Grade Bond Fund
Balance Sheet Offsetting of Financial and Derivative Instruments —
October 31, 2022
See accompanying notes which are an integral part of the financial statements.
474 Investment Grade Bond Fund
Amounts in thousands
Offsetting of Financial Assets and Derivative Assets
Description Location: Statement of Assets and Liabilities - Assets
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statement
of Assets
and
Liabilities
Net Amounts
of Assets
Presented in
the Statement
of Assets and
Liabilities
Foreign Currency Exchange Contracts Unrealized appreciation on foreign currency exchange contracts $ 139 $ — $ 139
Total Financial and Derivative Assets
139 — 139
Financial and Derivative Assets not subject to a netting agreement
— — —
Total Financial and Derivative Assets subject to a netting agreement
$ 139 $ — $ 139
Financial Assets, Derivative Assets, and Collateral Held by Counterparty
Gross Amounts Not Offset
in the Statement of Assets
and Liabilities
Counterparty
Net Amounts
of Assets
Presented in
the Statement
of Assets and
Liabilities
Financial
and
Derivative
Instruments
Collateral
Received^ Net Amount
Citigroup
$ 17 $ — $ — $ 17
Morgan Stanley
12 2 — 10
State Street
22 22 — —
UBS
88 — — 88
Total
$ 139 $ 24 $ — $ 115

Russell Investment Company
Investment Grade Bond Fund
Balance Sheet Offsetting of Financial and Derivative Instruments, continued
— October 31, 2022
See accompanying notes which are an integral part of the financial statements.
Investment Grade Bond Fund 475
Amounts in thousands
Offsetting of Financial Liabilities and Derivative Liabilities
Description Location: Statement of Assets and Liabilities - Liabilities
Gross
Amounts of
Recognized
Liabilities
Gross
Amounts
Offset in the
Statement
of Assets
and
Liabilities
Net Amounts
of Liabilities
Presented in
the Statement
of Assets and
Liabilities
Foreign Currency Exchange Contracts Unrealized depreciation on foreign currency exchange contracts $ 290 $ — $ 290
Total Financial and Derivative Liabilities
290 — 290
Financial and Derivative Liabilities not subject to a netting agreement
— — —
Total Financial and Derivative Liabilities subject to a netting agreement
$ 290 $ — $ 290
Financial Liabilities, Derivative Liabilities, and Collateral Pledged by Counterparty
Gross Amounts Not Offset
in the Statement of Assets
and Liabilities
Counterparty
Net Amounts
of Liabilities
Presented in
the Statement
of Assets and
Liabilities
Financial
and
Derivative
Instruments
Collateral
Pledged^ Net Amount
Bank of America $ 184 $ — $ — $ 184
Bank of New York 34 — — 34
Morgan Stanley 2 2 — —
State Street 70 22 — 48
Total
$ 290 $ 24 $ — $ 266
^      Collateral received or pledged amounts may not reconcile to those disclosed in the Statement of Assets and Liabilities due to the inclusion of off-Balance
Sheet collateral and adjustments made to exclude overcollateralization.
For further disclosure on derivatives and counterparty risk see note 2 in the Notes to Financial Statements.

Russell Investment Company
Investment Grade Bond Fund
See accompanying notes which are an integral part of the financial statements.
476 Investment Grade Bond Fund
Statement of Assets and Liabilities — October 31, 2022
Amounts in thousands
Assets
Investments, at identified cost ......................................................................................................................................................
$ 570,613
Investments, at fair value(>) ........................................................................................................................................................
501,982
Cash .............................................................................................................................................................................................. 751
Foreign currency holdings(^) ....................................................................................................................................................... 211
Unrealized appreciation on foreign currency exchange contracts ............................................................................................... 139
Receivables:
Dividends and interest ...................................................................................................................................................... 3,136
Dividends from affiliated funds ....................................................................................................................................... 90
Investments sold ............................................................................................................................................................... 403
Fund shares sold ............................................................................................................................................................... 1,733
From broker(a)(b) ............................................................................................................................................................ 10,856
Total assets ...............................................................................................................................................................
519,301
Liabilities
Payables:
Investments purchased ..................................................................................................................................................... 1,249
Fund shares redeemed ...................................................................................................................................................... 257
Accrued fees to affiliates .................................................................................................................................................. 174
Other accrued expenses .................................................................................................................................................... 175
Variation margin on futures contracts .............................................................................................................................. 7,639
Unrealized depreciation on foreign currency exchange contracts ............................................................................................... 290
Total liabilities ...........................................................................................................................................................
9,784
Net Assets ...............................................................................................................................................................
$ 509,517

Russell Investment Company
Investment Grade Bond Fund
See accompanying notes which are an integral part of the financial statements.
Investment Grade Bond Fund 477
Statement of Assets and Liabilities, continued — October 31, 2022
Amounts in thousands
Net Assets Consist of:
Total distributable earnings (losses) .............................................................................................................................................
$ (117,291)
Shares of beneficial interest .........................................................................................................................................................
284
Additional paid-in capital ............................................................................................................................................................
626,5 24
Net Assets ...............................................................................................................................................................
$ 509,517
Net Asset Value
,
offering and redemption price per share:
Net asset value per share: Class A(#) ........................................................................................................................................... $ 17.93
Maximum offering price per share (Net asset value plus sales charge of 3.75%): Class A ..................................................... $ 18.63
Class A
—
Net assets ........................................................................................................................................................... $ 10,828,001
Class A
—
Shares outstanding ($.01 par value) .................................................................................................................. 603,833
Net asset value per share: Class C(#) ........................................................................................................................................... $ 17.69
Class C
—
Net assets ........................................................................................................................................................... $ 4,175,529
Class C
—
Shares outstanding ($.01 par value) .................................................................................................................. 236,011
Net asset value per share: Class M(#) .......................................................................................................................................... $ 17.93
Class M
—
Net assets .......................................................................................................................................................... $ 53,538,198
Class M
—
Shares outstanding ($.01 par value) .................................................................................................................. 2,985,468
Net asset value per share: Class R6(#) ......................................................................................................................................... $ 18.01
Class R6
—
Net assets ......................................................................................................................................................... $ 851,935
Class R6
—
Shares outstanding ($.01 par value) ................................................................................................................ 47,301
Net asset value per share: Class S(#) ........................................................................................................................................... $ 17.93
Class S
—
Net assets ............................................................................................................................................................ $ 408,586,961
Class S
—
Shares outstanding ($.01 par value) ................................................................................................................... 22,791,392
Net asset value per share: Class Y(#) ........................................................................................................................................... $ 17.98
Class Y
—
Net assets ........................................................................................................................................................... $ 31,536,608
Class Y
—
Shares outstanding ($.01 par value) .................................................................................................................. 1,754,316
Amounts in thousands
(^)     Foreign currency holdings - cost $ 230
(>)     Investments in affiliates, U.S. Cash Management Fund $ 45,536
(a)     Receivable from Broker for Futures $ 10,853
(b)     Receivable from Broker for Swaps $ 3
(#) Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

Russell Investment Company
Investment Grade Bond Fund
See accompanying notes which are an integral part of the financial statements.
478 Investment Grade Bond Fund
Statement of Operations — For the Period Ended October 31, 2022
Amounts in thousands
Investment Income
Dividends ......................................................................................................................................................................... $ 4
Dividends from affiliated funds ....................................................................................................................................... 325
Interest .............................................................................................................................................................................. 15,379
Total investment income ..............................................................................................................................................................
15,708
Expenses
Advisory fees ................................................................................................................................................................... 1,588
Administrative fees .......................................................................................................................................................... 306
Custodian fees .................................................................................................................................................................. 144
Distribution fees - Class A ............................................................................................................................................... 31
Distribution fees - Class C ............................................................................................................................................... 38
Transfer agent fees - Class A ........................................................................................................................................... 25
Transfer agent fees - Class C ........................................................................................................................................... 10
Transfer agent fees - Class M .......................................................................................................................................... 113
Transfer agent fees - Class R6 ......................................................................................................................................... —
*
Transfer agent fees - Class S ............................................................................................................................................ 1,048
Transfer agent fees - Class Y ........................................................................................................................................... 2
Professional fees .............................................................................................................................................................. 191
Registration fees ............................................................................................................................................................... 98
Shareholder servicing fees - Class C ............................................................................................................................... 13
Trustees’ fees .................................................................................................................................................................... 36
Printing fees ..................................................................................................................................................................... 43
Miscellaneous .................................................................................................................................................................. 32
Expenses before reductions .............................................................................................................................................. 3,718
Expense reductions .......................................................................................................................................................... (692)
Net expenses ................................................................................................................................................................................
3,026
Net investment income (loss) .......................................................................................................................................................
12,682
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments ...................................................................................................................................................................... (25,814)
Investments in affiliated funds ......................................................................................................................................... (6)
Futures contracts .............................................................................................................................................................. (25,752)
Foreign currency exchange contracts ............................................................................................................................... 3,539
Foreign currency-related transactions .............................................................................................................................. (131)
Net realized gain (loss) ................................................................................................................................................................
(48,164)
Net change in unrealized appreciation (depreciation) on:
Investments ..................................................................................................................................................................... (78,331)
Investments in affiliated funds ......................................................................................................................................... (3)
Futures contracts .............................................................................................................................................................. (3,345)
Foreign currency exchange contracts ............................................................................................................................... (42)
Foreign currency-related transactions .............................................................................................................................. (82)
Net change in unrealized appreciation (depreciation) ................................................................................................................. (81,803)
Net realized and unrealized gain (loss) ........................................................................................................................................ (129,967)
Net Increase (Decrease) in Net Assets from Operations ....................................................................................
$ (117,285)
*      Less than $500.

Russell Investment Company
Investment Grade Bond Fund
See accompanying notes which are an integral part of the financial statements.
Investment Grade Bond Fund 479
Statements of Changes in Net Assets
Amounts in thousands
For the Periods Ended October 31,
2022 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss) .............................................................................................................. $ 12,682 $ 11,853
Net realized gain (loss) ....................................................................................................................... (48,164) 6,023
Net change in unrealized appreciation (depreciation) ........................................................................ (81,803) (12,180)
Net increase (decrease) in net assets from operations .............................................................................. (117,285) 5,696
Distributions
To shareholders
Class A .......................................................................................................................................... (238) (377)
Class C .......................................................................................................................................... (71) (293)
Class M ......................................................................................................................................... (1,172) (1,961)
Class R6 ........................................................................................................................................ (20) (51)
Class S .......................................................................................................................................... (11,396) (33,304)
Class Y .......................................................................................................................................... (759) (2,229)
Net decrease in net assets from distributions ............................................................................................ (13,656) (38,215)
Share Transactions*
Net increase (decrease) in net assets from share transactions ................................................................... (130,006) 11,473
Total Net Increase (Decrease) in Net Assets ........................................................................
(260,947) (21,046)
Net Assets
Beginning of period .................................................................................................................................. 770,464 791,510
End of period .............................................................................................................................................
$ 509,517 $ 770,464

Russell Investment Company
Investment Grade Bond Fund
See accompanying notes which are an integral part of the financial statements.
480 Investment Grade Bond Fund
***      Less than $500.
Statements of Changes in Net Assets, continued
* Share transaction amounts (in thousands) for the periods ended October 31, 2022 and October 31, 2021 were as follows:
2022 2021
Shares Dollars Shares Dollars
Class A
Proceeds from shares sold 404 $ 8,805 66 $ 1,469
Proceeds from reinvestment of distributions 11 238 17 375
Payments for shares redeemed (125) (2,465) (141) (3,161)
Net increase (decrease)
290 6,578 (58) (1,317)
Class C
Proceeds from shares sold 21 419 22 472
Proceeds from reinvestment of distributions 3 71 13 293
Payments for shares redeemed (65) (1,307) (93) (2,056)
Net increase (decrease)
(41) (817) (58) (1,291)
Class M
Proceeds from shares sold 1,301 25,913 2,010 44,956
Proceeds from reinvestment of distributions 55 1,171 88 1,961
Payments for shares redeemed (1,054) (20,961) (572) (12,706)
Net increase (decrease)
302 6,123 1,526 34,211
Class R6
Proceeds from shares sold 2 48 4 85
Proceeds from reinvestment of distributions 1 20 2 50
Payments for shares redeemed (3) (68) (5) (110)
Net increase (decrease)
( — )** ( — )*** 1 25
Class S
Proceeds from shares sold 4,107 81,713 5,977 132,705
Proceeds from reinvestment of distributions 530 11,276 1,474 32,986
Payments for shares redeemed (11,348) (224,883) (8,622) (192,616)
Net increase (decrease)
(6,711) (131,894) (1,171) (26,925)
Class Y
Proceeds from shares sold 106 2,156 571 12,702
Proceeds from reinvestment of distributions 36 759 99 2,229
Payments for shares redeemed (596) (12,911) (362) (8,161)
Net increase (decrease)
(454) (9,996) 308 6,770
Total increase (decrease)
(6,614) $ (130,006) 548 $ 11,473
**      Less than 500 shares.

Russell Investment Company
Investment Grade Bond Fund
Financial Highlights — For the Periods Ended
See accompanying notes which are an integral part of the financial statements.
482 Investment Grade Bond Fund
For a Share Outstanding Throughout Each Period.
$
Net Asset Value,
Beginning of
Period
$
Net Investment
Income (Loss)
(a)(d)
$
Net Realized
and Unrealized
Gain (Loss)
$
Total from
Investment
Operations
$
Distributions
from Net
Investment Income
$
Distributions
from Net
Realized Gain
Class A
October 31, 2022 22.02 .35 (4.07) (3.72) (.29) (.08)
October 31, 2021 22.98 .28 (.20) .08 (.23) (.81)
October 31, 2020 22.16 .39 .98 1.37 (.55) —
October 31, 2019 20.38 .52 1.76 2.28 (.50) —
October 31, 2018 21.36 .44 (1.07) (.63) (.35) —
Class C
October 31, 2022 21.78 .19 (4.02) (3.83) (.18) (.08)
October 31, 2021 22.75 .11 (.19) (.08) (.08) (.81)
October 31, 2020 21.94 .22 .97 1.19 (.38) —
October 31, 2019 20.19 .36 1.73 2.09 (.34) —
October 31, 2018 21.17 .28 (1.05) (.77) (.21) —
Class M
October 31, 2022 21.99 .43 (4.07) (3.64) (.34) (.08)
October 31, 2021 22.95 .36 (.19) .17 (.32) (.81)
October 31, 2020 22.13 .47 .98 1.45 (.63) —
October 31, 2019 20.36 .61 1.74 2.35 (.58) —
October 31, 2018 21.34 .53 (1.08) (.55) (.43) —
Class R6
October 31, 2022 22.08 .43 (4.08) (3.65) (.34) (.08)
October 31, 2021 23.04 .37 (.19) .18 (.33) (.81)
October 31, 2020 22.21 .48 .99 1.47 (.64) —
October 31, 2019 20.43 .61 1.76 2.37 (.59) —
October 31, 2018 21.41 .53 (1.07) (.54) (.44) —
Class S
October 31, 2022 21.99 .40 (4.06) (3.66) (.32) (.08)
October 31, 2021 22.95 .34 (.19) .15 (.30) (.81)
October 31, 2020 22.13 .45 .98 1.43 (.61) —
October 31, 2019 20.36 .58 1.75 2.33 (.56) —
October 31, 2018 21.34 .50 (1.07) (.57) (.41) —
Class Y
October 31, 2022 22.04 .44 (4.07) (3.63) (.35) (.08)
October 31, 2021 23.00 .37 (.19) .18 (.33) (.81)
October 31, 2020 22.17 .49 .99 1.48 (.65) —
October 31, 2019 20.40 .62 1.74 2.36 (.59) —
October 31, 2018 21.38 .54 (1.08) (.54) (.44) —

See accompanying notes which are an integral part of the financial statements.
Investment Grade Bond Fund 483
$
Total
Distributions
$
Net Asset Value,
End of
Period
%
Total
Return
(c)
$
Net Assets,
End of Period
(000)
%
Ratio of Expenses
to Average
Net Assets,
Gross
%
Ratio of Expenses
to Average
Net Assets,
Net
(d)
%
Ratio of Net
Investment Income
to Average
Net Assets
(d)
%
Portfolio
Turnover Rate
(.37) 17.93 (17.16) 10,828 .84 .77 1.75 60
(1.04) 22.02 .32 6,911 .82 .77 1.24 91
(.55) 22.98 6.27 8,549 .82 .77 1.71 109
(.50) 22.16 11.32 6,209 .80 .76 2.45 68
(.35) 20.38 (2.97) 9,973 .80 .77 2.13 177
(.26) 17.69 (17.78) 4,176 1.58 1.52 .97 60
(.89) 21.78 (.41) 6,041 1.57 1.52 .50 91
(.38) 22.75 5.50 7,641 1.57 1.52 .97 109
(.34) 21.94 10.45 8,294 1.55 1.51 1.72 68
(.21) 20.19 (3.67) 9,493 1.55 1.52 1.36 177
(.42) 17.93 (16.84) 53,538 .59 .38 2.13 60
(1.13) 21.99 .72 59,008 .57 .38 1.60 91
(.63) 22.95 6.70 26,564 .57 .38 2.06 109
(.58) 22.13 11.72 15,216 .56 .38 2.85 68
(.43) 20.36 (2.59) 7,692 .56 .38 2.57 177
(.42) 18.01 (16.80) 852 .44 .35 2.15 60
(1.14) 22.08 .75 1,045 .42 .35 1.65 91
(.64) 23.04 6.75 1,063 .42 .35 2.13 109
(.59) 22.21 11.76 842 .41 .35 2.86 68
(.44) 20.43 (2.76) 711 .40 .35 2.53 177
(.40) 17.93 (16.90) 408,587 .58 .48 1.99 60
(1.11) 21.99 .62 648,787 .57 .48 1.53 91
(.61) 22.95 6.59 703,995 .57 .48 2.02 109
(.56) 22.13 11.61 738,420 .56 .48 2.75 68
(.41) 20.36 (2.69) 882,507 .55 .48 2.42 177
(.43) 17.98 (16.77) 31,536 .39 .32 2.17 60
(1.14) 22.04 .78 48,672 .37 .32 1.66 91
(.65) 23.00 6.79 43,698 .37 .32 2.17 109
(.59) 22.17 11.75 102,126 .36 .32 2.90 68
(.44) 20.40 (2.54) 111,364 .36 .32 2.56 177

Russell Investment Company
Investment Grade Bond Fund
See accompanying notes which are an integral part of the financial statements.
484 Investment Grade Bond Fund
Related Party Transactions, Fees and Expenses
Accrued fees payable to affiliates for the period ended October 31, 2022 were as follows:
Transactions (amounts in thousands) during the period ended October 31, 2022 with Underlying Funds which are, or were, an affiliated company are as follows:
Federal Income Taxes
At October 31, 2022, the cost of investments, net unrealized appreciation (depreciation), and components of distributable earnings for income tax purposes were as follows:
For the fiscal years ended October 31, 2022 and October 31, 2021, respectively, the Fund made the following tax basis distributions:
Net investment income and net realized gains (losses) in the financial statements may differ from taxable net investment income and net realized gains (losses). Capital accounts within the financial statements are adjusted for permanent differences between book and tax accounting.  These differences may be due to foreign currency gains or losses, reclassifications of dividends and /or differences in treatment of income from swaps.  These adjustments have no impact on the net assets.
At October 31, 2022, the Statement of Assets and Liabilities has been adjusted by the following amounts (in thousands):
Advisory fees $ 83,827
Administration fees 20,860
Distribution fees 5,044
Shareholder servicing fees 911
Transfer agent fees 60,423
Trustee fees 2,465
$ 173,530
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Income
Distributions
Capital Gains
Distributions
U.S. Cash Management Fund $ 43,829 $ 368,711 $ 366,995 $ (6) $ (3) $ 45,536 $ 325 $ —
Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
Undistributed
Ordinary Income
Undistributed
Long-Term
Capital Gains
(Capital Loss
Carryforward)
$ 571,380,578 $ 128,649 $ (69,453,964) $ (69,325,315) $ — $ (47,757,806)
October 31, 2022 October 31, 2021
Ordinary Income
Distributions
Long-Term
Capital Gain
Distributions
Distributions
in Excess
Ordinary Income
Distributions
Long-Term
Capital Gain
Distributions
Return of
Capital
$ 10,967,602 $ 2,666,591 $ 22,306 $ 19,564,583 $ 18,650,106 $ —
Total distributable earnings (losses)
$ 22
Additional paid-in capital
(22)

Russell Investment Company
Short Duration Bond Fund
Portfolio Management Discussion and Analysis — October 31, 2022
(Unaudited)
486 Short Duration Bond Fund
Short Duration Bond Fund - Class A
‡
Total
Return
1 Year (10 .21)%
5 Years (0 .35)%§
10 Years 0 .30%§
Short Duration Bond Fund - Class C
Total
Return
1 Year (7 .45)%
5 Years (0 .34)%§
10 Years (0 .07)%§
Short Duration Bond Fund - Class M
‡‡
Total
Return
1 Year (6 .50)%
5 Years 0 .71%§
10 Years 0 .96%§
Short Duration Bond Fund - Class R6
‡‡‡
Total
Return
1 Year (6 .44)%
5 Years 0 .71%§
10 Years 1 .00%§
Short Duration Bond Fund - Class S
Total
Return
1 Year (6 .53)%
5 Years 0 .66%§
10 Years 0 .93%§
Short Duration Bond Fund - Class Y
Total
Return
1 Year (6 .43)%
5 Years 0 .74%§
10 Years 1 .02%§
ICE BofA 1-3 Year U.S. Treasuries Index
**
Total
Return
1 Year (4 .66)%
5 Years 0 .57%§
10 Years 0 .60%§

Russell Investment Company
Short Duration Bond Fund
Portfolio Management Discussion and Analysis, continued — October 31,
2022 (Unaudited)
Short Duration Bond Fund 487
The Short Duration Bond Fund (the “Fund”) employs a multi-
manager approach whereby portions of the Fund are allocated
to different money manager strategies. Fund assets not allocated to money managers are managed by Russell Investment
Management, LLC (“RIM”), the Fund’s advisor. RIM may
change the allocation of the Fund’s assets among money
managers at any time. An exemptive order from the Securities and Exchange Commission permits RIM to engage or terminate
a money manager at any time, subject to approval by the Fund’s
Board, without a shareholder vote. Pursuant to the terms of the exemptive order, the Fund is required to notify its shareholders within 90 days of when a money manager begins providing
services. As of October 31, 2022, the Fund had two money
managers.
What is the Fund’s investment objective?
The Fund seeks to provide current income and preservation of capital with a focus on short duration securities.
How did the Fund perform relative to its benchmark
for the fiscal year ended October 31, 2022?
For the fiscal year ended October 31, 2022 (the “fiscal year”), the Fund’s Class A, Class C, Class M, Class R6, Class S and
Class Y Shares lost 6.72%, 7.45%, 6.50%, 6.44%, 6.53% and
6.43%, respectively. This is compared to the Fund’s benchmark, the ICE BofA 1-3 Year U.S. Treasury Index, which lost 4.66%
during the fiscal year. The Fund’s performance includes
operating expenses, whereas index returns are unmanaged and
do not include expenses of any kind.
For the fiscal year, the Morningstar
®
Short-Term Bond Category,
a group of funds that Morningstar, Inc. considers to have
investment strategies similar to those of the Fund, lost 6.82%.
This return serves as a peer comparison and is expressed net of operating expenses.
RIM may assign a money manager a specific style or
capitalization benchmark other than the Fund’s index (a
“RIM-assigned benchmark”). However, the Fund’s primary
index remains the benchmark for the Fund and is intended to
be representative of the aggregate of each money manager’s
benchmark index.
How did market conditions affect the Fund’s
performance?
During the fiscal year, supply chain constraints, the Russia-
Ukraine war, and a stimulus overhang from relaxed fiscal and monetary policy drove elevated inflation, which impacted
markets negatively. To control inflation, central banks dropped easy money policies and increased interest rates at a historic pace. Equity and fixed income markets experienced substantial drawdowns on the back of tighter monetary policies.
Credit markets were challenged over the fiscal year. U.S.
investment grade corporate credit spreads and U.S. high yield corporate spreads both widened. The U.S. Urban Consumer
Price Index reached a 9% year-over-year increase in mid-2022 and ended the fiscal year at 7.7% – significantly higher than the
Federal Reserve Bank’s 2% inflation target – as the economy
faced cash strapped consumers, labor shortages, and supply
constraints.
The Fund’s exposure to spread sectors detracted from
performance as credit spreads widened. The Bloomberg U.S.
Corporate Bond Index posted a total return of -19.57% for the fiscal year, while the Bloomberg U.S. Corporate High Yield
Index had a -11.76% total return. U.S. Treasuries also performed poorly over the fiscal year as yields rose; the 10-Year Treasury yield increased from 1.55% to 4.05%.
How did the investment strategies and techniques
employed by the Fund and its money managers affect
its benchmark relative performance?
The Fund’s underperformance relative to its benchmark for the fiscal year was due primarily to out-of-benchmark positions
in investment grade corporates and securitized instruments.
Allocations to corporates and securitized sectors underperformed the Fund’s all-treasury benchmark as credit spreads widened
over the fiscal year. The Fund maintained a modest duration
overweight compared to the benchmark throughout the fiscal
year, which detracted from performance.
The Fund employs discretionary money managers. The Fund’s
discretionary money managers select the individual portfolio securities for the assets assigned to them. RIM manages assets not allocated to money manager strategies and the Fund’s cash balances.
With respect to the Fund’s money managers, Scout Investments,
Inc. (“Scout”) underperformed the Fund’s benchmark. Scout
reduced its investment grade corporate exposure and increased its treasury and securitized positioning during the fiscal year, which contributed positively to its performance. Scout’s explicit out of benchmark allocation in spread sectors and neutral to slightly long duration were the primary detractors from its
performance.
Western Asset Management Company LLC and Western
Asset Management Company Limited’s (“Western”) out-of-
benchmark positioning across investment grade corporate,
high yield corporate, and securitized sectors detracted from performance as spread products underperformed treasuries over the fiscal year.
During the fiscal year, RIM managed currency factor and rates factor strategies, which seek to generate active returns through currency and international rates positioning, respectively, and

Russell Investment Company
Short Duration Bond Fund
Portfolio Management Discussion and Analysis, continued — October 31,
2022 (Unaudited)
488 Short Duration Bond Fund
utilize long and short positions in global government bond
futures and currency forward contracts. The Fund’s currency
factor strategy contributed positively to performance, while the rates factor strategy detracted from performance.
RIM also managed two credit strategies in the Fund. One
strategy is a high-quality short duration credit beta strategy that seeks to provide benchmark-like duration and investment grade credit beta exposure, which seeks to provide a moderate degree of yield advantage over the Fund’s benchmark. Over the fiscal year, the high-quality short duration credit beta strategy underperformed the Fund’s benchmark.
RIM also managed an investment grade credit value factor
positioning strategy. This strategy screens securities based on value within the ICE BofA 1-5 Year U.S. Corporate Index and
purchases physical bonds that RIM believes to be undervalued.
This strategy outperformed the RIM-assigned benchmark but
underperformed the Fund’s benchmark.
During the fiscal year, RIM utilized futures and swaps to seek to achieve the Fund benchmark’s duration and exposures with
respect to the portion of the Fund allocated to cash reserves. This strategy performed as intended and provided desired exposures.
RIM also managed tactical tilts based on its judgments
regarding shorter-term opportunities to seek to generate returns and/or mitigate risk by purchasing government futures, credit derivatives and currency forward contracts. Overall, RIM’s
tactical tilts had a modestly negative impact on the Fund’s
benchmark-relative performance.
Describe any changes to the Fund’s structure or the
money manager line-up.
There were no changes to the Fund’s structure
or money manager line-up during the fiscal year.
The views expressed in this report reflect those of
the portfolio managers only through the end of the
fiscal year covered by the report. These views do not
necessarily represent the views of RIM, or any other
person in RIM or any other affiliated organization.
These views are subject to change at any time based
upon market conditions or other events, and RIM
disclaims any responsibility to update the views
contained herein. These views should not be relied
on as investment advice and, because investment
decisions for a Russell Investment Company (“RIC”)
Fund are based on numerous factors, should not be
relied on as an indication of investment decisions of
any RIC Fund.
Money Managers as of October 31,
2022 Styles
Scout Investments, Inc. Generalist
Western Asset Management Company, LLC
and Western Asset Management Company
Limited Generalist

Russell Investment Company
Short Duration Bond Fund
Portfolio Management Discussion and Analysis, continued — October 31,
2022 (Unaudited)
Short Duration Bond Fund 489
* Assumes initial investment on November 1, 2012.
** ICE BofA 1-3 Year U.S. Treasuries Index tracks the performance of U.S. dollar denominated sovereign debt publicly issued by the U.S. government in its domestic market. Qualifying securities must have at least one year and less than three years remaining term to final maturity, a fixed coupon schedule and a minimum amount outstanding of $1 billion.
‡ The performance shown has been adjusted to reflect the deduction of the maximum Class A sales charge of 3.75% in place at the beginning of the fiscal year.
Effective March 1, 2022, the maximum Class A sales charge was reduced to 2.50%.
‡‡ The Fund’s performance inception date for Class M Shares was March 16, 2017. The returns shown for Class M Shares prior to that date are the returns of the Fund’s Class S Shares. Class M Shares will have substantially similar annual returns as the Class S Shares because the Shares of each Class are invested in the same portfolio of securities. Annual returns for each Class will differ only to the extent that the Class M Shares do not have the same expenses as the
Class S Shares.
‡‡‡ The Fund’s performance inception date for Class R6 Shares was February 29, 2016.  The returns shown for Class R6 Shares prior to that date are the returns of the Fund’s Class Y Shares. Class R6 Shares will have substantially similar annual returns as the Class Y Shares because the Shares of each Class are invested in the same portfolio of securities. Annual returns for each Class will differ only to the extent that the Class R6 Shares do not have the same expenses as the Class Y Shares.
§ Annualized.
Performance is historical and assumes reinvestment of all dividends and capital gains.  Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than when purchased.  Past performance is not indicative of future results.  The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Additionally, the returns presented herein may differ from the performance reported in the Financial Highlights as the returns herein are calculated in a manner consistent with standardized performance in accordance with
Securities and Exchange Commission rules, while the performance in the Financial Highlights has been calculated in accordance with U.S. Generally Accepted
Accounting Pr inciple s (“U.S. GAAP”).

Russell Investment Company
Short Duration Bond Fund
Shareholder Expense Example — October 31, 2022 (Unaudited)
490 Short Duration Bond Fund
Fund Expenses
The following disclosure provides important information
regarding the Fund’s Shareholder Expense Example
(“Example”).
Example
As a shareholder of the Fund, you incur two types of costs:
(1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs,
including advisory and administrative fees; distribution (12b-1)
and/or service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars)
of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from May 1, 2022 to October 31, 2022.
Actual Expenses
The information in the table under the heading “Actual
Performance” provides information about actual account
values and actual expenses. You may use the information in
this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During
Period” to estimate the expenses you paid on your account
during this period.
Hypothetical Example for Comparison Purposes
The information in the table under the heading “Hypothetical
Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses
based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the
Fund’s actual return. The hypothetical account values and
expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the
Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant
to highlight your ongoing costs only and do not reflect any
transactional costs. Therefore, the information under the heading
“Hypothetical Performance (5% return before expenses)” is
useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
Class A
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2022 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2022 $ 978.00 $ 1,021.12
Expenses Paid During Period* $ 4.04 $ 4.13
* Expenses are equal to the Fund's annualized expense ratio of 0.81%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-
half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class C
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2022 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2022 $ 974.10 $ 1,017.34
Expenses Paid During Period* $ 7.76 $ 7.93
* Expenses are equal to the Fund's annualized expense ratio of 1.56%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-
half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class M
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2022 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2022 $ 979.30 $ 1,022.63
Expenses Paid During Period* $ 2.54 $ 2.60
* Expenses are equal to the Fund's annualized expense ratio of 0.51%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-
half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

Russell Investment Company
Short Duration Bond Fund
Shareholder Expense Example, continued — October 31, 2022 (Unaudited)
Short Duration Bond Fund 491
Class R6
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2022 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2022 $ 979.40 $ 1,022.63
Expenses Paid During Period* $ 2.54 $ 2.60
* Expenses are equal to the Fund's annualized expense ratio of 0.51%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-
half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class S
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2022 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2022 $ 979.30 $ 1,022.38
Expenses Paid During Period* $ 2.79 $ 2.85
* Expenses are equal to the Fund's annualized expense ratio of 0.56%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-
half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class Y
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2022 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2022 $ 979.90 $ 1,022.79
Expenses Paid During Period* $ 2.40 $ 2.45
* Expenses are equal to the Fund's annualized expense ratio of 0.48%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-
half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

Russell Investment Company
Short Duration Bond Fund
Schedule of Investments — October 31, 2022
See accompanying notes which are an integral part of the financial statements.
492 Short Duration Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Long-Term Investments - 86.5%
Asset-Backed Securities - 8.2%
ACE Securities Corp. Home Equity
Loan Trust
Series 2003-OP1 Class M1
2.287% due 12/25/33 (USD 1 Month
LIBOR + 1.050%)(Ê) 203 193
AEP Texas Restoration Funding LLC
Series 2019-1 Class A1
2.056% due 02/01/27 437 423
American Express Credit Account
Master Trust
Series 2018-9 Class A
2.771% due 04/15/26 (USD 1 Month
LIBOR + 0.380%)(Ê) 620 620
AmeriCredit Automobile Receivables
Trust
Series 2022-1 Class A2
2.050% due 01/20/26 375 369
Series 2022-2 Class A3
4.380% due 04/18/28 680 665
Arbor Realty Commercial Real Estate
Notes, Ltd.
Series 2021-FL3 Class A
1.155% due 08/15/34 (USD 1 Month
LIBOR + 1.070%)(Ê)(Þ) 260 247
Avis Budget Rental Car Funding
(AESOP) LLC
Series 2018-1A Class A
3.700% due 09/20/24 (Þ) 300 295
Series 2018-2A Class A
4.000% due 03/20/25 (Þ) 875 857
Series 2022-3A Class A
4.620% due 02/20/27 (Þ) 1,405 1,358
Bank of America Credit Card Trust
Series 2021-A1 Class A1
0.440% due 09/15/26 1,000 935
Bank of The West Auto Trust
Series 2019-1 Class B
2.760% due 01/15/25 (Þ) 595 583
BMW Vehicle Lease Trust
Series 2022-1 Class A3
1.100% due 03/25/25 550 527
BMW Vehicle Owner Trust
Series 2022-A Class A3
3.210% due 08/25/26 1,035 1,001
BXMT, Ltd.
Series 2021-FL4 Class A
1.170% due 05/15/38 (USD 1 Month
LIBOR + 1.050%)(Ê)(Þ) 330 326
Capital One Multi-Asset Execution
Trust
Series 2018-A2 Class A2
0.491% due 03/16/26 (USD 1 Month
LIBOR + 0.350%)(Ê) 170 170
Series 2021-A1 Class A1
0.550% due 07/15/26 1,210 1,123
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Capital One Prime Auto Receivables
Trust
Series 2021-1 Class A2
0.320% due 02/18/25 765 754
Series 2022-1 Class A3
3.170% due 04/15/27 1,345 1,291
CarMax Auto Owner Trust
Series 2021-3 Class A2A
0.290% due 09/16/24 318 316
Series 2022-2 Class A3
3.490% due 02/16/27 610 592
CCG Receivables Trust
Series 2021-2 Class A2
0.540% due 03/14/29 (Þ) 351 334
Chase Issuance Trust
Series 2020-A1 Class A1
1.530% due 01/15/25 1,085 1,079
Discover Card Execution Note Trust
Series 2022-A2 Class A
3.320% due 05/17/27 885 849
Enterprise Fleet Financing LLC
Series 2021-1 Class A2
0.440% due 12/21/26 (Þ) 869 838
Series 2022-1 Class A2
3.030% due 01/20/28 (Þ) 400 387
Series 2022-3 Class A2
4.380% due 07/20/29 (Þ) 250 245
Ford Credit Auto Owner Trust
Series 2020-B Class A3
0.560% due 10/15/24 530 523
Series 2022-C Class A2A
4.520% due 04/15/25 800 796
GM Financial Consumer Automobile
Receivables Trust
Series 2020-3 Class A4
0.580% due 01/16/26 550 517
Series 2022-2 Class A3
3.100% due 02/16/27 400 384
Goldentree Loan Management, LP
Series 2021-10A Class A
1.354% due 07/20/34 (USD 3 Month
LIBOR + 1.100%)(Ê)(Þ) 380 364
GoodGreen Trust
Series 2021-1A Class A
2.660% due 10/15/56 (Þ) 190 166
Great Lakes Kcap F3c Senior LLC
Series 2017-1A Class A
2.035% due 12/20/29 (USD 3 Month
LIBOR + 1.900%)(Ê)(Þ) 302 297
Hertz Vehicle Financing III LLC
Series 2022-3A Class A
3.370% due 03/25/25 (Þ) 725 702
Hertz Vehicle Financing III, LP
Series 2021-2A Class A
1.680% due 12/27/27 (Þ) 300 253
Series 2021-2A Class B

Russell Investment Company
Short Duration Bond Fund
Schedule of Investments, continued — October 31, 2022
See accompanying notes which are an integral part of the financial statements.
Short Duration Bond Fund 493
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
2.120% due 12/27/27 (Þ) 250 210
Hertz Vehicle Financing LLC
Series 2021-1A Class A
1.210% due 12/26/25 (Þ) 890 809
Series 2021-1A Class B
1.560% due 12/26/25 (Þ) 310 282
Hilton Grand Vacations Trust
Series 2020-AA Class A
2.740% due 02/25/39 (Þ) 204 191
Honda Auto Receivables Owner Trust
Series 2021-3 Class A2
0.200% due 02/20/24 309 306
Series 2022-1 Class A2
1.440% due 10/15/24 373 366
Hyundai Auto Receivables Trust
Series 2022-A Class A2A
1.810% due 02/18/25 528 519
Series 2022-B Class A3
3.720% due 11/16/26 795 775
JPMorgan Chase Bank NA
Series 2020-1 Class B
0.991% due 01/25/28 (Þ) 141 139
JPMorgan Mortgage Acquisition Trust
Series 2007-CH2 Class MV2
0.389% due 01/25/37 (USD 1 Month
LIBOR + 0.300%)(Ê) 250 237
Series 2007-CH4 Class M1
0.415% due 05/25/37 (USD 1 Month
LIBOR + 0.230%)(Ê) 250 237
Long Beach Mortgage Loan Trust
Series 2004-5 Class A6
0.669% due 09/25/34 (USD 1 Month
LIBOR + 0.580%)(Ê) 255 243
Series 2005-WL1 Class M4
1.139% due 06/25/35 (USD 1 Month
LIBOR + 1.050%)(Ê) 189 182
Lunar Structured Aircraft Portfolio
Notes
Series 2021-1 Class A
2.636% due 10/15/46 (Þ) 221 176
Mercury Financial Credit Card Master
Trust
Series 2021-1A Class B
2.330% due 03/20/26 (Þ) 250 229
Morgan Stanley ABS Capital I, Inc.
Trust
Series 2004-HE3 Class M1
2.092% due 03/25/34 (USD 1 Month
LIBOR + 0.855%)(Ê) 175 169
Navient Private Education Refi Loan
Trust
Series 2018-CA Class A2
3.520% due 06/16/42 (Þ) 106 104
Nelnet Student Loan Trust
Series 2021-A Class A2
1.134% due 04/20/62 (USD 1 Month
LIBOR + 1.030%)(Ê)(Þ) 250 236
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Nissan Auto Receivables Owner Trust
Series 2022-A Class A2
1.320% due 11/15/24 653 642
Series 2022-B Class A3
4.460% due 05/17/27 1,100 1,084
Santander Drive Auto Receivables Trust
Series 2022-1 Class A3
1.940% due 11/17/25 805 787
SBA Small Business Investment Cos.
Series 2018-10B Class 1
3.548% due 09/10/28 110 103
SLM Student Loan Trust
Series 2006-B Class A5
0.782% due 12/15/39 (USD 3 Month
LIBOR + 0.270%)(Ê) 259 243
SoFi Professional Loan Program Trust
Series 2020-C Class AFX
1.950% due 02/15/46 (Þ) 60 53
Towd Point Mortgage Trust
Series 2018-2 Class A1
3.250% due 03/25/58 (~)(Ê)(Þ) 476 455
Series 2018-6 Class A1A
3.750% due 03/25/58 (~)(Ê)(Þ) 400 390
Toyota Auto Receivables Owner Trust
Series 2019-D Class A3
1.920% due 01/16/24 236 235
Series 2022-C Class A3
3.760% due 04/15/27 500 484
UNIFY Auto Receivables Trust
Series 2021-1A Class A3
0.510% due 06/16/25 (Þ) 367 362
USAA Auto Owner Trust
Series 2022-A Class A3
4.860% due 11/16/26 (Þ) 925 917
Verizon Master Trust
Series 2022-3 Class A
3.010% due 05/20/27 1,100 1,074
Wendy's Funding LLC
Series 2021-1A Class A2I
2.370% due 06/15/51 (Þ) 247 191
Wheels SPV 2 LLC
Series 2020-1A Class A2
0.510% due 08/20/29 (Þ) 197 195
World Omni Auto Receivables Trust
Series 2022-A Class A3
3.210% due 02/18/25 245 239
33,243
Corporate Bonds and Notes - 39.3%
3M Co.
3.000% due 08/07/25 580 549
7-Eleven, Inc.
0.800% due 02/10/24 (Þ) 855 806
AbbVie, Inc.
3.600% due 05/14/25 290 278
Series WI

Russell Investment Company
Short Duration Bond Fund
Schedule of Investments, continued — October 31, 2022
See accompanying notes which are an integral part of the financial statements.
494 Short Duration Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
2.600% due 11/21/24 770 732
Aetna, Inc.
3.500% due 11/15/24 355 343
Air Lease Corp.
Series MTN
0.700% due 02/15/24 770 719
Aircastle , Ltd.
5.250% due 08/11/25 (Þ) 541 506
Allied World Assurance Co. Holdings,
Ltd.
4.350% due 10/29/25 722 684
Altria Group, Inc.
4.400% due 02/14/26 1,109 1,064
Amazon.com, Inc.
1.000% due 05/12/26 170 149
3.300% due 04/13/27 130 122
Ameren Corp.
1.950% due 03/15/27 360 309
American Express Co.
2.500% due 07/30/24 330 314
2.250% due 03/04/25 660 613
3.950% due 08/01/25 880 845
American Honda Finance Corp.
2.900% due 02/16/24 1,500 1,459
1.200% due 07/08/25 600 541
1.300% due 09/09/26 450 390
American International Group, Inc.
2.500% due 06/30/25 160 149
American Tower Corp.
0.600% due 01/15/24 746 705
Ameriprise Financial, Inc.
3.000% due 04/02/25 1,025 973
Amgen, Inc.
1.900% due 02/21/25 240 224
Apple, Inc.
0.700% due 02/08/26 775 679
Aptiv PLC
2.396% due 02/18/25 350 326
Ares Capital Corp.
4.250% due 03/01/25 569 533
Asian Development Bank
Series GMTN
1.500% due 01/20/27 160 142
AT&T, Inc.
1.700% due 03/25/26 2,040 1,799
Athene Global Funding
3.488% due 05/24/24 (SOFR +
0.700%)(Ê)(Þ) 715 701
Bank of America Corp.
3.550% due 03/05/24 (USD 3 Month
LIBOR + 0.780%)(Ê) 1,240 1,230
0.810% due 10/24/24 (SOFR +
0.740%)(Ê) 1,176 1,116
3.458% due 03/15/25 (USD 3 Month
LIBOR + 0.970%)(Ê) 1,215 1,172
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
3.841% due 04/25/25 (SOFR +
1.110%)(Ê) 250 242
1.530% due 12/06/25 (SOFR +
0.650%)(Ê) 335 305
2.015% due 02/13/26 (USD 3 Month
LIBOR + 0.640%)(Ê) 1,150 1,052
3.384% due 04/02/26 (SOFR +
1.330%)(Ê) 1,100 1,033
1.734% due 07/22/27 (SOFR +
0.960%)(Ê) 400 342
Series N
1.658% due 03/11/27 (SOFR +
0.910%)(Ê) 525 454
Bank of New York Mellon Corp. (The)
1.600% due 04/24/25 160 147
4.414% due 07/24/26 (SOFR +
1.345%)(Ê) 1,200 1,166
3.992% due 06/13/28 (SOFR +
1.151%)(Ê) 240 224
BankUnited , Inc.
4.875% due 11/17/25 698 672
Barings BDC, Inc.
3.300% due 11/23/26 (Þ) 814 672
Baxter International, Inc.
Series WI
1.322% due 11/29/24 740 681
Becton Dickinson and Co.
3.363% due 06/06/24 296 287
Series WI
6.700% due 12/01/26 175 184
Berkshire Hathaway Energy Co.
Series WI
4.050% due 04/15/25 1,521 1,489
Berkshire Hathaway, Inc.
3.125% due 03/15/26 718 680
Berry Global, Inc.
Series WI
0.950% due 02/15/24 608 572
BGC Partners, Inc.
Series WI
3.750% due 10/01/24 703 668
Boeing Co. (The)
1.950% due 02/01/24 975 930
2.800% due 03/01/24 270 259
4.875% due 05/01/25 320 312
2.196% due 02/04/26 585 517
Bristol-Myers Squibb Co.
0.750% due 11/13/25 400 353
Broadcom, Inc.
Series WI
3.625% due 01/15/24 701 687
3.625% due 10/15/24 687 664
3.150% due 11/15/25 1,022 953
3.459% due 09/15/26 635 583
Brown & Brown, Inc.

Russell Investment Company
Short Duration Bond Fund
Schedule of Investments, continued — October 31, 2022
See accompanying notes which are an integral part of the financial statements.
Short Duration Bond Fund 495
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
4.200% due 09/15/24 561 546
Capital One Financial Corp.
4.927% due 05/10/28 (SOFR +
2.057%)(Ê) 689 640
Cargill, Inc.
4.875% due 10/10/25 (Þ) 900 892
0.750% due 02/02/26 (Þ) 110 95
Carrier Global Corp.
Series WI
2.242% due 02/15/25 740 689
Caterpillar Financial Services Corp.
0.800% due 11/13/25 130 115
CBRE Services, Inc.
4.875% due 03/01/26 751 732
CDW LLC / CDW Finance Corp.
5.500% due 12/01/24 550 545
Celanese US Holdings LLC
5.900% due 07/05/24 605 595
1.400% due 08/05/26 1,431 1,154
Centene Corp.
Series WI
4.250% due 12/15/27 60 55
CenterPoint Energy, Inc.
2.500% due 09/01/24 490 463
Charter Communications Operating
LLC / Charter Communications
Operating Capital
Series USD
4.500% due 02/01/24 562 554
Series WI
4.908% due 07/23/25 680 660
Chevron Corp.
2.895% due 03/03/24 550 537
0.687% due 08/12/25 842 753
Cigna Corp.
3.250% due 04/15/25 710 677
Citigroup, Inc.
0.981% due 05/01/25 (SOFR +
0.669%)(Ê) 1,335 1,232
4.140% due 05/24/25 (SOFR +
1.372%)(Ê) 680 661
5.500% due 09/13/25 760 753
3.290% due 03/17/26 (SOFR +
1.528%)(Ê) 280 262
3.106% due 04/08/26 (SOFR +
2.842%)(Ê) 760 709
Cleveland Electric Illuminating Co.
(The)
5.500% due 08/15/24 180 181
CNH Industrial Capital LLC
3.950% due 05/23/25 717 687
1.450% due 07/15/26 350 300
Colgate-Palmolive Co.
3.250% due 03/15/24 1,100 1,081
Comcast Corp.
3.700% due 04/15/24 485 476
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Commonwealth Edison Co.
3.100% due 11/01/24 579 554
Consolidated Edison Co., Inc.
Series A
0.650% due 12/01/23 995 950
Constellation Energy Generation LLC
3.250% due 06/01/25 475 450
Continental Resources, Inc.
2.268% due 11/15/26 (Þ) 170 145
Costco Wholesale Corp.
2.750% due 05/18/24 581 564
CVS Health Corp.
3.875% due 07/20/25 1,180 1,139
Delta Air Lines Pass-Through Trust
Series AA
3.204% due 04/25/24 985 944
Devon Energy Corp.
5.850% due 12/15/25 180 181
Series WI
5.250% due 09/15/24 180 180
DH Europe Finance II SARL
Series 5YR
2.200% due 11/15/24 590 557
DISH DBS Corp.
5.250% due 12/01/26 (Þ) 20 17
DR Horton, Inc.
2.500% due 10/15/24 220 207
DTE Energy Co.
1.199% due 11/01/24 (~)(Ê) 725 708
Edison International
4.950% due 04/15/25 170 167
Elevance Health, Inc.
3.500% due 08/15/24 485 471
Enbridge Energy Partners, LP
5.875% due 10/15/25 527 532
Energy Transfer, LP
4.050% due 03/15/25 50 48
2.900% due 05/15/25 310 288
Entergy Louisiana LLC
0.950% due 10/01/24 340 314
Enterprise Products Operating LLC
3.900% due 02/15/24 701 688
3.750% due 02/15/25 1,090 1,048
EOG Resources, Inc.
3.150% due 04/01/25 240 230
EQT Corp.
3.125% due 05/15/26 (Þ) 140 127
3.900% due 10/01/27 390 351
5.000% due 01/15/29 10 9
Exxon Mobil Corp.
2.019% due 08/16/24 588 560
2.992% due 03/19/25 710 679
3.043% due 03/01/26 1,100 1,036
FirstEnergy Transmission LLC
4.350% due 01/15/25 (Þ) 576 556

Russell Investment Company
Short Duration Bond Fund
Schedule of Investments, continued — October 31, 2022
See accompanying notes which are an integral part of the financial statements.
496 Short Duration Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Ford Motor Credit Co. LLC
3.370% due 11/17/23 550 531
4.950% due 05/28/27 400 366
Fortinet, Inc.
1.000% due 03/15/26 350 300
Fox Corp.
Series WI
4.030% due 01/25/24 450 442
Franklin BSP Lending Corp.
Series WI
3.250% due 03/30/26 742 636
FS KKR Capital Corp.
4.125% due 02/01/25 569 532
GA Global Funding Trust
0.800% due 09/13/24 (Þ) 715 645
1.625% due 01/15/26 (Þ) 285 248
General Dynamics Corp.
1.150% due 06/01/26 150 131
General Mills, Inc.
4.000% due 04/17/25 1,300 1,264
General Motors Financial Co., Inc.
2.750% due 06/20/25 450 414
6.050% due 10/10/25 440 436
1.250% due 01/08/26 650 554
Georgia-Pacific LLC
0.950% due 05/15/26 (Þ) 170 147
GLP Capital, LP / GLP Financing II,
Inc.
3.350% due 09/01/24 546 511
5.375% due 04/15/26 90 86
Goldman Sachs BDC, Inc.
3.750% due 02/10/25 573 550
Goldman Sachs Group, Inc. (The)
3.500% due 04/01/25 1,200 1,137
3.272% due 09/29/25 (USD 3 Month
LIBOR + 1.201%)(Ê) 1,410 1,337
4.387% due 06/15/27 (SOFR +
1.510%)(Ê) 130 122
Series DMTN
3.625% due 02/20/24 930 909
Series VAR
1.093% due 12/09/26 (SOFR +
0.789%)(Ê) 1,220 1,047
Golub Capital BDC, Inc.
2.500% due 08/24/26 610 508
Harman International Industries, Inc.
4.150% due 05/15/25 690 669
HCA, Inc.
5.250% due 04/15/25 395 388
5.875% due 02/15/26 682 675
Highmark, Inc.
1.450% due 05/10/26 (Þ) 520 451
Home Depot, Inc. (The)
2.700% due 04/15/25 130 124
2.875% due 04/15/27 50 46
Honeywell International, Inc.
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
2.300% due 08/15/24 1,400 1,341
Humana, Inc.
3.850% due 10/01/24 705 687
4.500% due 04/01/25 110 108
Hyundai Capital America
0.800% due 01/08/24 (Þ) 210 198
International Business Machines Corp.
3.000% due 05/15/24 1,600 1,553
International Flavors & Fragrances, Inc.
1.230% due 10/01/25 (Þ) 784 679
Jackson National Life Global Funding
1.750% due 01/12/25 (Þ) 245 225
3.050% due 04/29/26 (Þ) 650 597
John Deere Capital Corp.
0.450% due 06/07/24 700 654
JPMorgan Chase & Co.
3.625% due 05/13/24 1,430 1,401
4.023% due 12/05/24 (USD 3 Month
LIBOR + 1.000%)(Ê) 600 589
0.563% due 02/16/25 (SOFR +
0.420%)(Ê) 290 270
0.824% due 06/01/25 (SOFR +
0.540%)(Ê) 475 438
3.845% due 06/14/25 (SOFR +
0.980%)(Ê) 910 882
1.561% due 12/10/25 (SOFR +
0.605%)(Ê) 360 328
2.083% due 04/22/26 (SOFR +
1.850%)(Ê) 700 637
4.080% due 04/26/26 (SOFR +
1.320%)(Ê) 865 829
1.045% due 11/19/26 (SOFR +
0.800%)(Ê) 250 215
1.040% due 02/04/27 (CME Term
SOFR 3 Month + 0.695%)(Ê) 500 425
1.578% due 04/22/27 (SOFR +
0.885%)(Ê) 450 387
Kilroy Realty, LP
3.450% due 12/15/24 567 536
Kinder Morgan, Inc.
4.300% due 06/01/25 600 584
Kraft Heinz Foods Co.
Series WI
3.000% due 06/01/26 738 681
Kroger Co. (The)
3.500% due 02/01/26 713 668
L3Harris Technologies, Inc.
3.832% due 04/27/25 90 86
Las Vegas Sands Corp.
3.200% due 08/08/24 190 181
2.900% due 06/25/25 290 263
Lehman Brothers Holdings Capital
Trust VII
5.857% due 11/29/49 (Æ)(Ø)(Š) 270 —
Lockheed Martin Corp.
Series 10YR

Russell Investment Company
Short Duration Bond Fund
Schedule of Investments, continued — October 31, 2022
See accompanying notes which are an integral part of the financial statements.
Short Duration Bond Fund 497
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
3.550% due 01/15/26 295 284
Lowe's Cos., Inc.
3.125% due 09/15/24 842 814
4.400% due 09/08/25 440 431
Magallanes, Inc.
3.788% due 03/15/25 (Þ) 719 678
3.755% due 03/15/27 (Þ) 210 187
Series 144a
3.638% due 03/15/25 (Þ) 1,870 1,763
Main Street Capital Corp.
5.200% due 05/01/24 568 554
Marathon Petroleum Corp.
4.700% due 05/01/25 320 313
Marriott International, Inc.
Series FXD
3.600% due 04/15/24 280 274
Marsh & McLennan Cos., Inc.
3.500% due 03/10/25 704 676
McDonald's Corp.
3.300% due 07/01/25 430 413
Merck & Co., Inc.
2.750% due 02/10/25 1,300 1,242
Met Tower Global Funding
1.250% due 09/14/26 (Þ) 685 587
Meta Platforms, Inc.
3.500% due 08/15/27 (Þ) 712 654
Microsoft Corp.
3.125% due 11/03/25 1,706 1,642
Mid-America Apartments, LP
3.750% due 06/15/24 565 550
Mondelez International Holdings
Netherlands BV
2.250% due 09/19/24 (Þ) 589 554
Morgan Stanley
3.620% due 04/17/25 (SOFR +
1.160%)(Ê) 400 386
2.188% due 04/28/26 (SOFR +
1.990%)(Ê) 760 694
4.679% due 07/17/26 (SOFR +
1.669%)(Ê) 870 843
0.985% due 12/10/26 (SOFR +
0.720%)(Ê) 1,080 924
Series GMTN
0.791% due 01/22/25 (SOFR +
0.509%)(Ê) 485 453
Series VAR
6.138% due 10/16/26 (SOFR +
1.770%)(Ê) 420 421
Morgan Stanley Direct Lending Fund
Series WI
4.500% due 02/11/27 765 686
MPLX, LP
4.000% due 02/15/25 220 212
1.750% due 03/01/26 625 545
National Securities Clearing Corp.
0.750% due 12/07/25 (Þ) 340 298
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Nestle Holdings, Inc.
0.606% due 09/14/24 (Þ) 745 689
Netflix, Inc.
5.750% due 03/01/24 678 678
New York Life Global Funding
3.150% due 06/06/24 (Þ) 320 310
NextEra Energy Capital Holdings, Inc.
4.450% due 06/20/25 415 406
NiSource, Inc.
0.950% due 08/15/25 435 385
Northrop Grumman Corp.
2.930% due 01/15/25 140 133
Northwestern Mutual Life Insurance
Co. (The)
0.800% due 01/14/26 (Þ) 570 495
Oaktree Specialty Lending Corp.
3.500% due 02/25/25 581 541
Occidental Petroleum Corp.
5.875% due 09/01/25 180 181
3.000% due 02/15/27 30 27
Office Properties Income Trust
4.250% due 05/15/24 722 656
Omega Healthcare Investors, Inc.
4.950% due 04/01/24 570 560
Oncor Electric Delivery Co. LLC
0.550% due 10/01/25 260 228
Oracle Corp.
2.500% due 04/01/25 1,070 1,000
1.650% due 03/25/26 420 369
2.650% due 07/15/26 581 522
Otis Worldwide Corp.
Series WI
2.056% due 04/05/25 746 690
Owl Rock Capital Corp.
3.750% due 07/22/25 577 527
PACCAR Financial Corp.
3.550% due 08/11/25 2,270 2,195
Pacific Gas and Electric Co.
1.700% due 11/15/23 500 479
4.950% due 06/08/25 220 213
Pacific Life Global Funding II
1.200% due 06/24/25 (Þ) 500 447
PayPal Holdings, Inc.
2.400% due 10/01/24 520 495
PepsiCo, Inc.
2.850% due 02/24/26 569 535
Philip Morris International, Inc.
2.875% due 05/01/24 210 203
0.875% due 05/01/26 260 222
Pioneer Natural Resources Co.
1.125% due 01/15/26 520 453
PPG Industries, Inc.
1.200% due 03/15/26 160 139
Pricoa Global Funding I
4.200% due 08/28/25 (Þ) 260 251

Russell Investment Company
Short Duration Bond Fund
Schedule of Investments, continued — October 31, 2022
See accompanying notes which are an integral part of the financial statements.
498 Short Duration Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Principal Life Global Funding II
1.250% due 06/23/25 (Þ) 280 251
Private Export Funding Corp.
Series OO
1.750% due 11/15/24 1,200 1,123
Procter & Gamble Co. (The)
2.800% due 03/25/27 1,100 1,014
Prospect Capital Corp.
3.706% due 01/22/26 602 515
Protective Life Global Funding
3.104% due 04/15/24 (Þ) 1,010 974
Series REGS
1.170% due 07/15/25 (Þ) 930 824
Public Service Enterprise Group, Inc.
0.841% due 11/08/23 685 652
Raytheon Technologies Corp.
3.950% due 08/16/25 140 136
Realty Income Corp.
4.600% due 02/06/24 570 565
Republic Services, Inc.
0.875% due 11/15/25 783 686
Roche Holdings, Inc.
2.132% due 03/10/25 (Þ) 731 687
RPM International, Inc.
3.750% due 03/15/27 726 663
Sealed Air Corp.
1.573% due 10/15/26 (Þ) 345 289
Service Properties Trust
7.500% due 09/15/25 490 478
Sherwin-Williams Co. (The)
3.450% due 08/01/25 712 679
Sixth Street Specialty Lending, Inc.
3.875% due 11/01/24 579 551
Southern Power Co.
0.900% due 01/15/26 550 476
Southwest Airlines Co.
5.250% due 05/04/25 260 259
Spectra Energy Partners, LP
4.750% due 03/15/24 561 556
State Street Corp.
3.776% due 12/03/24 (USD 3 Month
LIBOR + 0.770%)(Ê) 1,155 1,136
Targa Resources Corp.
5.200% due 07/01/27 170 164
TCI Communications, Inc.
7.875% due 02/15/26 475 512
T-Mobile USA, Inc.
2.250% due 02/15/26 430 386
3.375% due 04/15/29 10 9
Series WI
3.500% due 04/15/25 1,695 1,617
Toyota Motor Credit Corp.
3.650% due 08/18/25 600 578
Transcontinental Gas Pipe Line Co.
LLC
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series WI
7.850% due 02/01/26 20 21
Tyson Foods, Inc.
3.950% due 08/15/24 563 549
Union Pacific Corp.
3.750% due 03/15/24 702 689
United Airlines Pass-Through Trust
Series A
4.000% due 04/11/26 542 489
United Airlines, Inc.
Series 144a
4.375% due 04/15/26 (Þ) 700 639
UnitedHealth Group, Inc.
2.375% due 08/15/24 664 635
5.150% due 10/15/25 425 426
3.700% due 05/15/27 210 198
UPMC
Series D-1
3.600% due 04/03/25 1,130 1,086
US Bank NA
Series BKNT
2.050% due 01/21/25 340 318
Verizon Communications, Inc.
0.750% due 03/22/24 290 274
3.500% due 11/01/24 564 547
4.125% due 03/16/27 320 304
2.100% due 03/22/28 80 67
Series WI
2.355% due 03/15/32 334 253
Vertiv Group Corp.
4.125% due 11/15/28 (Þ) 10 9
Viatris , Inc.
Series WI
1.650% due 06/22/25 225 201
Visa, Inc.
3.150% due 12/14/25 280 267
VMware, Inc.
1.000% due 08/15/24 695 641
Vontier Corp.
Series WI
1.800% due 04/01/26 165 137
Walt Disney Co. (The)
1.750% due 08/30/24 1,994 1,881
Wells Fargo & Co.
3.300% due 09/09/24 1,300 1,256
0.805% due 05/19/25 (SOFR +
0.510%)(Ê) 1,120 1,037
2.406% due 10/30/25 (SOFR +
1.087%)(Ê) 1,440 1,341
3.908% due 04/25/26 (SOFR +
1.320%)(Ê) 270 257
2.188% due 04/30/26 (SOFR +
2.000%)(Ê) 855 778
Western Gas Partners, LP
3.950% due 06/01/25 20 19

Russell Investment Company
Short Duration Bond Fund
Schedule of Investments, continued — October 31, 2022
See accompanying notes which are an integral part of the financial statements.
Short Duration Bond Fund 499
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Western Midstream Operating, LP
4.650% due 07/01/26 460 436
Westinghouse Air Brake Technologies
Corp.
3.200% due 06/15/25 225 209
Williams Cos., Inc. (The)
4.300% due 03/04/24 890 876
Workday, Inc.
3.500% due 04/01/27 280 258
XPO Logistics, Inc.
6.250% due 05/01/25 (Þ) 5 5
159,682
International Debt - 18.8%
ABN AMRO Bank NV
4.800% due 04/18/26 (Þ) 546 510
ABPCI Direct Lending Fund CLO
Series 2021-9A Class A1R
1.668% due 11/18/31 (USD 3 Month
LIBOR + 1.400%)(Ê)(Þ) 410 391
AerCap Ireland Capital DAC / AerCap
Global Aviation Trust
1.650% due 10/29/24 290 263
3.500% due 01/15/25 360 338
Series 3NC1
1.750% due 10/29/24 360 326
AGL CLO 6, Ltd.
Series 2021-6A Class AR
5.443% due 07/20/34 (USD 3 Month
LIBOR + 1.200%)(Ê)(Þ) 510 491
Allegro CLO XI, Ltd.
Series 2020-2A Class A1A
1.580% due 01/19/33 (USD 3 Month
LIBOR + 1.390%)(Ê)(Þ) 250 243
Ammc CLO 23, Ltd.
Series 2021-23A Class A1R
5.119% due 10/17/31 (USD 3 Month
LIBOR + 1.040%)(Ê)(Þ) 230 223
Anglo American Capital PLC
3.625% due 09/11/24 (Þ) 540 519
Anheuser-Busch Cos. LLC / Anheuser-
Busch InBev Worldwide, Inc.
3.650% due 02/01/26 430 412
AREIT, Inc.
Series 2024-CRE Class 1
1.300% due 11/17/24 (SOFR 30 Day
Average + 1.250%)(Ê)(Þ) 238 227
ASB Bank, Ltd.
3.125% due 05/23/24 (Þ) 707 683
Ashtead Capital, Inc.
1.500% due 08/12/26 (Þ) 813 674
AstraZeneca PLC
0.700% due 05/28/24 746 697
Banco Inbursa SA Institucion de Banca
Multiple
4.125% due 06/06/24 (Þ) 537 518
Banco Santander SA
2.746% due 05/28/25 400 363
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
4.175% due 03/24/28 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 2.000%)(Ê) 200 176
Bancolombia SA
3.000% due 01/29/25 559 501
Bank of Montreal
2.500% due 06/28/24 1,780 1,700
3.700% due 06/07/25 430 412
4.800% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.979%)(Ê)(ƒ) 551 466
Bank of Nova Scotia (The)
0.650% due 07/31/24 1,380 1,271
3.450% due 04/11/25 260 248
1.050% due 03/02/26 430 372
Series FXD
2.951% due 03/11/27 736 659
Barclays PLC
4.302% due 05/16/24 (USD 3 Month
LIBOR + 1.380%)(Ê) 400 395
4.375% due 09/11/24 560 532
1.007% due 12/10/24 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 0.800%)(Ê) 590 552
5.304% due 08/09/26 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 2.300%)(Ê) 870 828
BAT Capital Corp.
3.215% due 09/06/26 290 258
BAT International Finance PLC
1.668% due 03/25/26 725 623
Bayer US Finance II LLC
5.500% due 08/15/25 (Þ) 542 535
BBVA Bancomer SA
4.375% due 04/10/24 (Þ) 564 552
BCRED MML CLO LLC
Series 2021-1A Class A
5.559% due 01/15/35 (USD 3 Month
LIBOR + 1.480%)(Ê)(Þ) 200 185
BDS, Ltd.
Series 2021-FL8 Class A
1.020% due 01/18/36 (USD 1 Month
LIBOR + 0.920%)(Ê)(Þ) 203 197
Bharti Airtel International Netherlands
BV
5.350% due 05/20/24 (Þ) 680 673
Black Diamond CLO, Ltd.
Series 2021-1A Class A1AR
1.309% due 04/24/29 (USD 3 Month
LIBOR + 1.050%)(Ê)(Þ) 174 171
BMW US Capital LLC
0.800% due 04/01/24 (Þ) 170 160
BNP Paribas SA
4.705% due 01/10/25 (USD 3 Month
LIBOR + 2.235%)(Ê)(Þ) 540 531
4.375% due 09/28/25 (Þ) 556 517

Russell Investment Company
Short Duration Bond Fund
Schedule of Investments, continued — October 31, 2022
See accompanying notes which are an integral part of the financial statements.
500 Short Duration Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
British Telecommunications PLC
4.500% due 12/04/23 564 557
Canadian Imperial Bank of Commerce
0.950% due 10/23/25 220 193
1.250% due 06/22/26 798 682
Canadian Pacific Railway Co.
1.350% due 12/02/24 675 623
1.750% due 12/02/26 260 226
Carlyle Global Market Strategies CLO,
Ltd.
Series 2018-1A Class A1R2
3.311% due 04/17/31 (USD 3 Month
LIBOR + 0.970%)(Ê)(Þ) 279 272
Cedar Funding V CLO, Ltd.
Series 2020-5A Class AFRR
1.937% due 07/17/31 (Þ) 320 289
Cooperatieve Rabobank UA
3.649% due 04/06/28 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 1.220%)(Ê)(Þ) 700 624
Credicorp , Ltd.
2.750% due 06/17/25 (Þ) 591 545
Credit Agricole SA
4.375% due 03/17/25 (Þ) 590 552
1.907% due 06/16/26 (SOFR +
1.676%)(Ê)(Þ) 598 530
1.247% due 01/26/27 (SOFR +
0.892%)(Ê)(Þ) 340 286
Credit Suisse Group AG
6.373% due 07/15/26 (SOFR +
3.340%)(Ê)(Þ) 430 400
Series FXD
3.700% due 02/21/25 365 334
Daimler Finance NA LLC
1.125% due 12/14/23 (Þ) 734 699
1.450% due 03/02/26 (Þ) 210 184
Danske Bank A/S
5.375% due 01/12/24 (Þ) 270 266
3.773% due 03/28/25 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 1.450%)(Ê)(Þ) 610 581
1.621% due 09/11/26 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 1.350%)(Ê)(Þ) 612 520
Deutsche Bank AG
0.898% due 05/28/24 751 689
3.700% due 05/30/24 566 547
Dryden 55 CLO, Ltd.
Series 2018-55A Class A1
1.146% due 04/15/31 (USD 3 Month
LIBOR + 1.020%)(Ê)(Þ) 250 244
Dryden Senior Loan Fund
Series 2022-80A Class BR
2.596% due 01/17/33 (CME Term
SOFR 3 Month + 1.750%)(Ê)(Þ) 270 253
EMD Finance LLC
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
3.250% due 03/19/25 (Þ) 711 678
Enel Finance International NV
1.375% due 07/12/26 (Þ) 616 510
Equinor ASA
2.875% due 04/06/25 3,420 3,254
7.150% due 11/15/25 503 530
Four Seasons Hotels, Ltd. 1st Lien Term
Loan
5.754% due 11/30/23 (USD 1 Month
LIBOR + 2.000%)(Ê) 127 127
Glencore Funding LLC
4.125% due 03/12/24 (Þ) 580 568
Great-West Lifeco U.S. Finance 2020,
LP
0.904% due 08/12/25 (Þ) 260 228
GSK Consumer Healthcare Capital UK
PLC
Series WI
3.125% due 03/24/25 1,448 1,364
Halsey Point CLO I, Ltd.
Series 2019-1A Class A1A1
1.538% due 01/20/33 (USD 3 Month
LIBOR + 1.350%)(Ê)(Þ) 570 554
HCL America Inc
1.375% due 03/10/26 (Þ) 765 663
HGI CRE CLO, Ltd.
Series 2021-FL2 Class A
1.200% due 09/19/26 (USD 1 Month
LIBOR + 1.000%)(Ê)(Þ) 260 247
Hildene Community Funding CDO,
Ltd.
Series 2021-1A Class ARR
2.600% due 11/01/35 (Š)(Þ) 270 236
HSBC Holdings PLC
1.162% due 11/22/24 (SOFR +
0.580%)(Ê) 335 314
3.803% due 03/11/25 (USD 3 Month
LIBOR + 1.211%)(Ê) 270 258
2.633% due 11/07/25 (SOFR +
1.402%)(Ê) 731 668
1.645% due 04/18/26 (SOFR +
1.538%)(Ê) 270 236
ICICI Bank, Ltd.
4.000% due 03/18/26 (Þ) 565 531
ING Groep NV
4.017% due 03/28/28 (SOFR +
1.830%)(Ê) 270 243
Lloyds Banking Group PLC
3.900% due 03/12/24 540 526
Magnetite XIV-R, Ltd.
Series 2018-14RA Class A2
1.254% due 10/18/31 (USD 3 Month
LIBOR + 1.120%)(Ê)(Þ) 330 321
Meituan
2.125% due 10/28/25 (Þ) 675 560
MF1, Ltd.
Series 2021-FL7 Class A

Russell Investment Company
Short Duration Bond Fund
Schedule of Investments, continued — October 31, 2022
See accompanying notes which are an integral part of the financial statements.
Short Duration Bond Fund 501
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
1.175% due 10/18/36 (USD 1 Month
LIBOR + 1.080%)(Ê)(Þ) 260 246
Mitsubishi UFJ Financial Group, Inc.
0.848% due 09/15/24 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 0.680%)(Ê) 470 449
1.412% due 07/17/25 650 580
0.953% due 07/19/25 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 0.550%)(Ê) 700 642
Mizuho Financial Group, Inc.
0.849% due 09/08/24 (SOFR +
0.872%)(Ê) 370 353
National Bank of Canada
Series FXD
0.750% due 08/06/24 755 694
Nationwide Building Society
0.550% due 01/22/24 (Þ) 330 310
NatWest Group PLC
4.269% due 03/22/25 (USD 3 Month
LIBOR + 1.762%)(Ê) 540 521
Neuberger Berman CLO, Ltd.
Series 2021-40A Class A
1.248% due 04/16/33 (USD 3 Month
LIBOR + 1.060%)(Ê)(Þ) 275 266
Nissan Motor Co., Ltd.
3.522% due 09/17/25 (Þ) 200 177
Nomura Holdings, Inc.
2.648% due 01/16/25 745 697
Nordea Bank Abp
0.750% due 08/28/25 (Þ) 270 237
Novartis Capital Corp.
3.400% due 05/06/24 572 561
NTT Finance Corp.
1.162% due 04/03/26 (Þ) 550 477
OCP CLO, Ltd.
Series 2018-5A Class A1R
1.256% due 04/26/31 (USD 3 Month
LIBOR + 1.080%)(Ê)(Þ) 390 381
Octagon Investment Partners 47, Ltd.
Series 2021-1A Class AR
1.294% due 07/20/34 (USD 3 Month
LIBOR + 1.160%)(Ê)(Þ) 250 239
Owl Rock CLO I, Ltd.
Series 2019-1A Class A
1.931% due 05/20/31 (USD 3 Month
LIBOR + 1.800%)(Ê)(Þ) 270 260
Parliament Funding II, Ltd.
Series 2021-1A Class AR
5.493% due 10/20/31 (USD 3 Month
LIBOR + 1.250%)(Ê)(Þ) 360 349
Petrobras Global Finance BV
6.250% due 03/17/24 260 261
PFP, Ltd.
Series 2021-8 Class A
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
1.100% due 08/09/37 (USD 1 Month
LIBOR + 1.000%)(Ê)(Þ) 224 216
Prosus NV
3.061% due 07/13/31 (Þ) 240 161
Rad CLO 15, Ltd.
Series 2021-15A Class A
5.333% due 01/20/34 (USD 3 Month
LIBOR + 1.090%)(Ê)(Þ) 250 241
Radnor RE, Ltd.
Series 2021-1 Class M1C
2.710% due 12/27/33 (SOFR 30 Day
Average + 2.700%)(Ê)(Þ) 250 242
Reckitt Benckiser Treasury Services
PLC
2.750% due 06/26/24 (Þ) 713 684
Royal Bank of Canada
3.375% due 04/14/25 430 412
Royal Bank of Scotland Group PLC
4.800% due 04/05/26 702 662
Sands China, Ltd.
Series WI
2.800% due 03/08/27 200 148
Santander UK Group Holdings PLC
5.000% due 11/07/23 (Þ) 531 524
Saudi Arabian Oil Co.
2.875% due 04/16/24 (Þ) 560 540
Setanta Aircraft Leasing DAC Term
Loan B
5.674% due 11/02/28 (USD 3 Month
LIBOR  + 2.000%)(Ê) 130 128
Shinhan Financial Group Co., Ltd.
2.875% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.064%)(Ê)(ƒ)(Þ) 255 193
SK Hynix, Inc.
1.000% due 01/19/24 (Þ) 610 574
Skandinaviska Enskilda Banken AB
0.850% due 09/02/25 (Þ) 270 238
Sky, Ltd.
3.750% due 09/16/24 (Þ) 563 547
Societe Generale SA
4.250% due 04/14/25 (Þ) 566 524
Standard Chartered PLC
0.991% due 01/12/25 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 0.780%)(Ê)(Þ) 741 689
1.214% due 03/23/25 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 0.880%)(Ê)(Þ) 280 259
State Bank of India
4.875% due 04/17/24 (Þ) 385 380
Sumitomo Mitsui Financial Group, Inc.
4.436% due 04/02/24 (Þ) 565 553
1.402% due 09/17/26 340 288
Sumitomo Mitsui Trust Bank, Ltd.
0.850% due 03/25/24 (Þ) 520 487

Russell Investment Company
Short Duration Bond Fund
Schedule of Investments, continued — October 31, 2022
See accompanying notes which are an integral part of the financial statements.
502 Short Duration Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Suncor Energy, Inc.
7.875% due 06/15/26 489 521
SURA Asset Management SA
4.875% due 04/17/24 (Þ) 607 587
Swedbank AB
3.356% due 04/04/25 (Þ) 840 798
Symphony CLO XIX, Ltd.
Series 2018-19A Class A
1.231% due 04/16/31 (USD 3 Month
LIBOR + 0.960%)(Ê)(Þ) 410 399
Symphony CLO XXVI, Ltd.
Series 2021-26A Class X
4.793% due 04/20/33 (USD 3 Month
LIBOR + 0.550%)(Ê)(Þ) 150 150
Takeda Pharmaceutical Co., Ltd.
Series WI
4.400% due 11/26/23 186 184
TCI-Flatiron CLO, Ltd.
Series 2022-1A Class AR3
1.270% due 01/17/32 (CME Term
SOFR 3 Month + 1.100%)(Ê)(Þ) 300 292
Teva Pharmaceutical Finance
Netherlands III BV
3.150% due 10/01/26 430 363
Toronto-Dominion Bank (The)
1.250% due 12/13/24 1,400 1,283
3.766% due 06/06/25 415 398
0.750% due 09/11/25 530 465
TotalEnergies Capital International SA
2.434% due 01/10/25 1,200 1,134
Toyota Motor Credit Corp.
1.339% due 03/25/26 170 150
TransCanada PipeLines , Ltd.
1.000% due 10/12/24 560 514
TSMC Arizona Corp.
1.750% due 10/25/26 977 843
TSMC Global, Ltd.
0.750% due 09/28/25 (Þ) 405 353
UBS Group AG
0.450% due 02/09/24 (Þ) 1,650 1,549
1.008% due 07/30/24 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 0.830%)(Ê)(Þ) 930 895
1.375% due 01/13/25 (Þ) 500 457
4.125% due 09/24/25 (Þ) 540 511
4.488% due 05/12/26 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 1.550%)(Ê)(Þ) 320 304
UniCredit SpA
2.569% due 09/22/26 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 2.300%)(Ê)(Þ) 747 641
Unilever Capital Corp.
2.600% due 05/05/24 584 564
3.100% due 07/30/25 1,500 1,431
Vale Overseas, Ltd.
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
6.250% due 08/10/26 791 803
Voya CLO, Ltd.
Series 2018-2A Class A1
2.219% due 07/15/31 (USD 3 Month
LIBOR + 1.000%)(Ê)(Þ) 570 555
Series 2021-4A Class A1AR
5.119% due 01/15/32 (USD 3 Month
LIBOR + 1.040%)(Ê)(Þ) 370 360
WEA Finance LLC / Westfield UK &
Europe Finance PLC
3.750% due 09/17/24 (Þ) 729 686
Wellfleet CLO, Ltd.
Series 2021-2A Class AR
5.299% due 07/15/34 (USD 3 Month
LIBOR + 1.220%)(Ê)(Þ) 460 441
Whitebox CLO I, Ltd.
Series 2021-1A Class ANAR
5.455% due 07/24/32 (USD 3 Month
LIBOR + 1.130%)(Ê)(Þ) 390 374
76,499
Loan Agreements - 0.5%
APi Group DE, Inc. Term Loan B
6.254% due 10/01/26 (USD 1 Month
LIBOR + 2.500%)(Ê) 129 127
AppLovin Corp. 1st Lien Term Loan B
7.004% due 08/15/25 (USD 1 Month
LIBOR + 3.250%)(Ê) 129 126
Asurion LLC 2021 Term Loan B9
7.004% due 07/31/27 (USD 1 Month
LIBOR + 3.250%)(Ê) 129 114
Caesars Resort Collection LLC 1st Lien
Term Loan B
6.504% due 12/22/24 (USD 1 Month
LIBOR + 2.750%)(Ê) 104 103
Charter Communications Operating
LLC Term Loan B1
5.510% due 04/30/25 (USD 1 Month
LIBOR + 1.750%)(Ê) 129 127
Charter Communications Operating
LLC Term Loan B2
5.510% due 02/01/27 (USD 1 Month
LIBOR + 1.750%)(Ê) 129 127
Clarios Global, LP 2021 Term Loan B
7.004% due 04/30/26 (USD 1 Month
LIBOR + 3.250%)(Ê) 130 126
Genesee & Wyoming, Inc. New Term
Loan
5.674% due 12/30/26 (USD 3 Month
LIBOR  + 2.000%)(Ê) 129 127
Hudson River Trading LLC Term Loan
0.000% due 03/18/28 (USD 1 Month
LIBOR + 3.000%)(Ê)(v) 129 119
Nexstar Broadcasting, Inc. Term Loan
B4
6.254% due 09/19/26 (USD 1 Month
LIBOR + 2.500%)(Ê) 85 84
Prime Security Services Borrower LLC
2021 Term Loan

Russell Investment Company
Short Duration Bond Fund
Schedule of Investments, continued — October 31, 2022
See accompanying notes which are an integral part of the financial statements.
Short Duration Bond Fund 503
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
6.505% due 09/23/26 (USD 3 Month
LIBOR  + 2.750%)(Ê) 129 127
Rent-A-Center, Inc. 1st Lien Term
Loan B
7.688% due 02/17/28 (USD 3 Month
LIBOR  + 3.250%)(Ê) 129 118
Sungard AS New Holdings III LLC
Term Loan
0.000% due 08/01/24 (USD 3 Month
LIBOR  + 3.750%)(Ê)(v) 75 51
VFH Parent LLC 2022 Term Loan B
0.000% due 01/07/29 (USD 1 Month
LIBOR + 3.000%)(Ê)(v) 130 127
Virgin Media Secured Finance PLC
Term Loan
5.912% due 01/31/28 (USD 1 Month
LIBOR + 2.500%)(Ê) 130 127
XPO Logistics, Inc. Term Loan
4.936% due 02/23/25 (USD 1 Month
LIBOR + 1.750%)(Ê) 130 128
1,858
Mortgage-Backed Securities - 9.1%
Arbor Multifamily Mortgage Securities
Trust
Series 2021-MF3 Class A1
1.075% due 10/15/54 (Þ) 257 229
Series 2021-MF3 Class A2
2.213% due 10/15/54 (Þ) 345 299
AREIT, Inc.
Series 2021-CRE5 Class A
1.180% due 07/17/26 (USD 1 Month
LIBOR + 1.080%)(Ê)(Þ) 165 157
Avenue of Americas
Series 2021-1177 Class A
0.965% due 10/15/36 (USD 1 Month
LIBOR + 0.874%)(Ê)(Þ) 310 292
Bank Commercial Mortgage Pass-
Through Certificates
Series 2020-BN26 Class A1
1.388% due 03/15/63 84 80
Series 2020-BN28 Class A1
0.628% due 03/15/63 126 117
Series 2020-BN29 Class A1
0.549% due 11/15/53 895 823
Barclays Commercial Mortgage
Securities Trust
Series 2018-TALL Class A
2.499% due 03/15/37 (USD 1 Month
LIBOR + 0.722%)(Ê)(Þ) 495 465
BBCMS Mortgage Trust
Series 2021-C11 Class A1
0.752% due 09/15/54 454 410
Benchmark Mortgage Trust
Series 2020-B17 Class A1
1.282% due 03/15/53 120 113
Series 2020-B21 Class A1
0.537% due 12/17/53 233 217
Series 2020-B21 Class A2
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
1.738% due 12/15/53 485 434
Series 2020-B22 Class A1
0.509% due 01/15/54 959 869
Series 2021-B27 Class XA
Interest Only STRIPS
1.274% due 07/15/54 (~)(Ê) 4,171 297
Series 2021-B28 Class A1
0.597% due 08/15/54 (~)(Ê) 556 502
BX Commercial Mortgage Trust
Series 2019-XL Class A
1.105% due 10/15/36 (USD 1 Month
LIBOR + 0.920%)(Ê)(Þ) 506 496
BX Trust
Series 2019-MMP Class A
1.185% due 08/15/36 (USD 1 Month
LIBOR + 1.000%)(Ê)(Þ) 547 529
Series 2020-VIVA Class D
3.667% due 03/09/44 (~)(Ê)(Þ) 240 174
Series 2020-VIVA Class E
3.667% due 03/11/44 (~)(Ê)(Þ) 250 171
Series 2021-ARIA Class A
0.979% due 10/15/36 (USD 1 Month
LIBOR + 0.899%)(Ê)(Þ) 600 562
Series 2021-ARIA Class D
1.975% due 10/15/36 (USD 1 Month
LIBOR + 1.895%)(Ê)(Þ) 310 281
Series 2021-BXMF Class A
0.726% due 10/15/26 (USD 1 Month
LIBOR + 0.636%)(Ê)(Þ) 310 292
Series 2021-CIP Class A
1.021% due 12/15/28 (USD 1 Month
LIBOR + 0.921%)(Ê)(Þ) 250 239
Series 2021-MFM1 Class A
0.850% due 01/15/34 (USD 1 Month
LIBOR + 0.700%)(Ê)(Þ) 440 421
Series 2021-SDMF Class F
2.491% due 09/15/34 (USD 1 Month
LIBOR + 1.937%)(Ê)(Þ) 280 259
Series 2021-VOLT Class A
0.800% due 09/15/36 (USD 1 Month
LIBOR + 0.700%)(Ê)(Þ) 310 294
Series 2021-XL2 Class A
0.789% due 10/15/36 (USD 1 Month
LIBOR + 0.689%)(Ê)(Þ) 287 272
Series 2021-XL2 Class D
1.497% due 10/15/36 (USD 1 Month
LIBOR + 1.397%)(Ê)(Þ) 287 267
Series 2022-LBA6 Class A
1.058% due 01/15/39 (SOFR 30 Day
Average + 1.000%)(Ê)(Þ) 250 238
Series 2022-LP2 Class A
1.063% due 02/15/39 (CME Term
SOFR 1 Month + 1.013%)(Ê)(Þ) 224 214
CAMB Commercial Mortgage Trust
Series 2019-LIFE Class A

Russell Investment Company
Short Duration Bond Fund
Schedule of Investments, continued — October 31, 2022
See accompanying notes which are an integral part of the financial statements.
504 Short Duration Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
1.255% due 12/15/37 (USD 1 Month
LIBOR + 1.070%)(Ê)(Þ) 385 375
Citigroup Commercial Mortgage Trust
Series 2020-GC46 Class A1
1.846% due 02/15/53 108 103
COLT Mortgage Loan Trust
Series 2022-2 Class A1
2.994% due 02/25/67 (~)(Ê)(Þ) 104 88
Commercial Mortgage Trust
Series 2012-CR3 Class A3
2.822% due 10/15/45 108 106
Series 2013-CR11 Class ASB
3.660% due 10/10/46 48 48
Series 2013-LC6 Class A2
3.282% due 01/10/46 475 473
Series 2014-CR20 Class ASB
3.305% due 11/10/47 114 112
Series 2014-UBS5 Class A3
3.565% due 09/10/47 1,460 1,407
Series 2015-CR22 Class ASB
3.144% due 03/10/48 104 102
Series 2015-LC23 Class ASB
3.598% due 10/10/48 30 29
Series 2020-CBM Class A2
2.896% due 02/10/37 (Þ) 310 283
Series 2021-PF1 Class A1
1.122% due 11/15/54 754 684
Credit Suisse Mortgage Trust
Series 2020-RPL4 Class A1
2.000% due 01/25/60 (~)(Ê)(Þ) 213 187
Series 2021-NQM6 Class A3
1.585% due 07/25/66 (~)(Ê)(Þ) 194 146
CSAIL Commercial Mortgage Trust
Series 2015-C3 Class A3
3.447% due 08/15/48 99 93
Series 2015-C3 Class ASB
3.448% due 08/15/48 86 84
Series 2016-C7 Class ASB
3.314% due 11/15/49 170 163
Series 2020-C19 Class A1
1.296% due 03/15/53 170 159
Series 2021-C20 Class A1
0.855% due 03/15/54 620 564
Ellington Financial Mortgage Trust
Series 2022-1 Class A1
2.206% due 02/25/26 (~)(Ê)(Þ) 154 122
ELP Commercial Mortgage Trust
Series 2021-ELP Class D
1.619% due 11/15/36 (USD 1 Month
LIBOR + 1.518%)(Ê)(Þ) 250 228
Extended Stay America Trust
Series 2021-ESH Class A
1.155% due 07/15/38 (USD 1 Month
LIBOR + 1.080%)(Ê)(Þ) 312 300
Fannie Mae
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
4.500% due 2025 31 31
2.500% due 2035 393 365
3.000% due 2040 1,531 1,347
5.500% due 2052 698 691
Fannie Mae REMICS
Series 2007-73 Class A1
1.388% due 07/25/37 (USD 1 Month
LIBOR + 0.060%)(Ê) 9 8
Series 2012-111 Class UC
1.350% due 10/25/27 545 508
Freddie Mac
3.284% due 2049 (USD 12 Month
LIBOR + 1.629%)(Ê) 873 817
2.551% due 2052 (SOFR 30 Day
Average + 2.380%)(Ê) 1,485 1,343
Freddie Mac REMICS
Series 2012-4083 Class DC
1.500% due 07/15/27 185 175
Series 2013-4182 Class UC
1.500% due 09/15/27 157 150
Freddie Mac Structured Agency Credit
Risk Debt Notes
Series 2020-DNA2 Class M2
2.018% due 02/25/50 (USD 1 Month
LIBOR + 1.850%)(Ê)(Þ) 94 92
Series 2021-DNA5 Class M2
1.700% due 01/25/34 (SOFR 30 Day
Average + 1.650%)(Ê)(Þ) 212 206
Series 2022-DNA2 Class M1A
1.349% due 02/25/42 (SOFR 30 Day
Average + 1.300%)(Ê)(Þ) 63 61
Series 2022-DNA2 Class M1B
2.449% due 02/25/42 (SOFR 30 Day
Average + 2.400%)(Ê)(Þ) 60 55
Ginnie Mae REMICS
Series 2014-21 Class DA
2.000% due 04/16/26 235 227
Series 2016-H11 Class HA
2.500% due 01/20/66 936 896
Series 2017-H03 Class NA
3.125% due 10/20/66 714 681
Series 2017-H23 Class MA
3.000% due 11/20/67 221 209
Series 2021-H15 Class HB
1.250% due 09/20/65 677 649
Great Wolf Trust
Series 2019-WOLF Class A
1.196% due 12/15/36 (USD 1 Month
LIBOR + 1.034%)(Ê)(Þ) 410 394
Hawaii Hotel Trust
Series 2019-MAUI Class F
2.935% due 05/15/38 (USD 1 Month
LIBOR + 2.750%)(Ê)(Þ) 250 231
JPMBB Commercial Mortgage
Securities Trust
Series 2014-C22 Class A4

Russell Investment Company
Short Duration Bond Fund
Schedule of Investments, continued — October 31, 2022
See accompanying notes which are an integral part of the financial statements.
Short Duration Bond Fund 505
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
3.801% due 09/15/47 525 505
Series 2014-C24 Class A2
2.940% due 11/15/47 26 25
Series 2016-C2 Class ASB
2.954% due 06/15/49 526 502
JPMorgan Chase Commercial Mortgage
Securities Trust
Series 2013-C14 Class B
4.548% due 08/15/46 (~)(Ê) 510 493
Series 2014-C21 Class AS
3.997% due 08/15/47 300 287
Series 2014-C25 Class B
4.347% due 11/15/47 (~)(Ê) 115 107
Series 2017-JP5 Class ASB
3.549% due 03/15/50 339 321
Series 2017-JP7 Class A3
3.379% due 09/15/50 800 764
Series 2019-MFP Class A
1.145% due 07/15/36 (USD 1 Month
LIBOR + 0.960%)(Ê)(Þ) 432 424
Series 2021-NYAH Class F
2.270% due 06/15/38 (USD 1 Month
LIBOR + 2.190%)(Ê)(Þ) 250 232
KKR Industrial Portfolio Trust
Series 2021-KDIP Class A
0.700% due 12/15/37 (USD 1 Month
LIBOR + 0.550%)(Ê)(Þ) 62 60
Legacy Mortgage Asset Trust
Series 2020-RPL1 Class A1
3.000% due 09/25/59 (~)(Ê)(Þ) 177 165
MBRT Institutional Ownership
Series 2019-MBR Class H1
4.073% due 11/15/36 (USD 1 Month
LIBOR + 4.000%)(Ê)(Þ) 250 233
Morgan Stanley Bank of America
Merrill Lynch Trust
Series 2013-C12 Class ASB
3.824% due 10/15/46 39 39
Series 2016-C32 Class ASB
3.514% due 12/15/49 267 255
Morgan Stanley Capital I Trust
Series 2021-L5 Class A1
0.785% due 04/15/26 376 341
Series 2021-L7 Class A1
0.881% due 08/15/26 1,063 957
Mortgage Repurchase Agreement
Financing Trust II
Series 2022-S1 Class A1
4.637% due 03/30/25 (SOFR 30 Day
Average + 2.000%)(Ê)(Š)(Þ) 180 177
New Residential Mortgage Loan Trust
Series 2022-NQM2 Class A1
3.079% due 03/27/62 (~)(Ê)(Þ) 224 190
NYO Commercial Mortgage Trust
Series 2021-1290 Class D
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
2.625% due 11/15/38 (USD 1 Month
LIBOR + 2.545%)(Ê)(Þ) 310 276
OBX Trust
Series 2022-NQM1 Class A1
2.305% due 11/25/61 (~)(Ê)(Þ) 216 172
Onslow Bay Financial LLC
Series 2020-EXP3 Class 2A1A
1.106% due 01/25/60 (USD 1 Month
LIBOR + 0.900%)(Ê)(Þ) 16 15
PMT Credit Risk Transfer Trust
Series 2021-1R Class A
3.011% due 02/27/24 (USD 1 Month
LIBOR + 2.900%)(Ê)(Þ) 130 123
Premier Global Infrastructure Trust PLC
Series 2021-PORT Class A
0.584% due 10/15/36 (USD 1 Month
LIBOR + 0.484%)(Ê)(Þ) 171 161
SG Capital Partners LLC
Series 2022-1 Class A1
3.166% due 03/27/62 (~)(Ê)(Þ) 230 198
SMRT Trust
Series 2022-MINI Class A
1.050% due 01/15/24 (SOFR 30 Day
Average + 1.000%)(Ê)(Þ) 250 237
SREIT Trust
Series 2021-MFP Class A
0.831% due 11/15/38 (USD 1 Month
LIBOR + 0.731%)(Ê)(Þ) 310 294
Starwood Real Estate Income Trust
Series 2021-FLWR Class E
2.024% due 07/15/36 (USD 1 Month
LIBOR + 1.924%)(Ê)(Þ) 250 232
STWD Trust
Series 2021-MFP2 Class A
0.922% due 11/15/36 (USD 1 Month
LIBOR + 0.822%)(Ê)(Þ) 270 257
Towd Point Mortgage Trust
Series 2021-SJ1 Class A1
2.250% due 07/25/68 (~)(Ê)(Þ) 598 558
Series 2021-SJ2 Class A1A
2.250% due 03/25/59 (~)(Ê)(Þ) 220 204
UBS Commercial Mortgage Trust
Series 2017-C2 Class ASB
3.264% due 08/15/50 1,715 1,629
Wells Fargo Commercial Mortgage
Trust
Series 2015-NXS2 Class ASB
3.461% due 07/15/58 119 115
Series 2020-4 Class A1
3.000% due 07/25/50 (~)(Ê)(Þ) 217 177
Series 2020-C57 Class A1
0.903% due 08/15/53 140 130
WFRBS Commercial Mortgage Trust
Series 2013-C14 Class A5
3.337% due 06/15/46 686 675
Series 2014-C25 Class ASB

Russell Investment Company
Short Duration Bond Fund
Schedule of Investments, continued — October 31, 2022
See accompanying notes which are an integral part of the financial statements.
506 Short Duration Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
3.369% due 11/15/47 460 450
36,985
Municipal Bonds - 0.1%
Taxable Municipal Funding Trust
Revenue Bonds
0.530% due 09/01/30 (~)(Ê)(Þ) 610 610
United States Government Agencies - 0.9%
Federal Farm Credit Banks Funding
Corp.
3.375% due 08/26/24 120 117
0.710% due 04/21/25 1,900 1,722
Federal Home Loan Banks
0.430% due 06/17/24 1,500 1,395
Tennessee Valley Authority
0.750% due 05/15/25 370 336
3,570
United States Government Treasuries - 9.6%
United States Treasury Notes
2.250% due 03/31/24 12,515 12,104
0.250% due 06/15/24 9,580 8,930
1.250% due 08/31/24 7,500 7,065
0.250% due 08/31/25 470 418
0.250% due 09/30/25 4,025 3,573
0.750% due 05/31/26 4,340 3,820
1.250% due 11/30/26 190 168
2.750% due 07/31/27 1,390 1,299
4.250% due 10/31/27 1,730 1,721
39,098
Total Long-Term Investments
(cost $374,838) 351,545
Short-Term Investments - 13.2%
AIG Global Funding
0.800% due 07/07/23 (Þ) 545 529
American Express Co.
Series FIX
3.700% due 08/03/23 1,100 1,089
Apple, Inc.
0.750% due 05/11/23 1,500 1,471
Avolon Holdings Funding, Ltd.
5.125% due 10/01/23 (Þ) 170 167
Banco Santander SA
3.241% due 11/21/22 1,250 1,248
3.848% due 04/12/23 200 198
BNP Paribas SA
Series REGS
3.500% due 03/01/23 1,100 1,093
BPR Trust
Series 2021-TY Class C
1.800% due 09/23/23 (USD 1 Month
LIBOR + 1.700%)(Ê)(Þ) 250 232
Canadian Imperial Bank of Commerce
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
0.950% due 06/23/23 1,530 1,486
Caterpillar Financial Services Corp.
2.879% due 11/17/22 (SOFR +
0.150%)(Ê)(ç) 1,200 1,200
Chevron Corp.
1.141% due 05/11/23 1,600 1,570
CNH Industrial Capital LLC
1.950% due 07/02/23 500 488
Continental Resources, Inc.
4.500% due 04/15/23 380 378
Credit Suisse Group AG
Series WI
3.800% due 06/09/23 690 673
Duke Energy Progress LLC
3.375% due 09/01/23 190 187
Energy Transfer, LP
Series 5Y
4.200% due 09/15/23 280 276
Fannie Mae Aces
Series 2013-M7 Class A2
2.280% due 12/27/22 172 171
Fannie Mae REMICS
Series 2013-21 Class BA
1.000% due 03/25/23 1 1
Federal Home Loan Bank Discount
Notes
3.573% due 11/15/22 (ž) 5,200 5,192
Ford Motor Credit Co. LLC
3.087% due 01/09/23 265 264
Freddie Mac REMICS
Series 2014-4315 Class CA
2.000% due 01/15/23 1 1
Great Bear Funding LLC
0.000 % due 11/02/22 (ç) 1,250 1,250
Hyundai Capital America
1.250% due 09/18/23 (Þ) 280 269
Intesa Sanpaolo SpA
3.375% due 01/12/23 (Þ) 540 537
John Deere Capital Corp.
2.700% due 01/06/23 600 598
Martin Marietta Materials, Inc.
0.650% due 07/15/23 565 547
Morgan Stanley
Series 1654
4.100% due 05/22/23 455 453
Nestle Holdings, Inc.
3.350% due 09/24/23 (Þ) 1,100 1,086
New York Life Global Funding
0.400% due 10/21/23 (Þ) 230 220
Nissan Motor Acceptance Corp.

Russell Investment Company
Short Duration Bond Fund
Schedule of Investments, continued — October 31, 2022
See accompanying notes which are an integral part of the financial statements.
Short Duration Bond Fund 507
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
3.043% due 09/15/23 (Þ) 400 386
Pfizer, Inc.
3.000% due 06/15/23 1,140 1,128
Pioneer Natural Resources Co.
0.550% due 05/15/23 270 263
Royal Bank of Canada
0.500% due 10/26/23 1,400 1,337
Royalty Pharma PLC
Series WI
0.750% due 09/02/23 480 460
SABIC Capital II BV
4.000% due 10/10/23 (Þ) 574 567
Salesforce.com, Inc.
3.250% due 04/11/23 120 119
Sanofi
3.375% due 06/19/23 1,300 1,288
Skandinaviska Enskilda Banken AB
2.200% due 12/12/22 (Þ) 1,500 1,496
Sungard Availability Services Capital,
Inc. Term Loan
0.000% due 11/03/22(~)(Ê)(v) 237 31
Tennessee Valley Authority Discount
Notes
3.400% due 11/09/22 (ž) 2,800 2,798
Teva Pharmaceutical Finance
Netherlands III BV
2.800% due 07/21/23 290 282
Toyota Motor Credit Corp.
0.500% due 08/14/23 700 677
Series GMTN
2.700% due 01/11/23 725 723
U.S. Cash Management Fund(@) 16,482,024(∞) 16,475
United States Treasury Notes
0.125% due 09/15/23 200 192
US Bank NA
Series BKNT
2.850% due 01/23/23 1,150 1,146
Walmart, Inc.
3.490% due 11/07/22 (Þ)(ž) 1,500 1,499
Total Short-Term Investments
(cost $54,475) 53,741
Total Investments - 99.7%
(identified cost $429,313) 405,286
Other Assets and Liabilities,
Net - 0.3%
1,228
Net Assets - 100.0%
406,514

Russell Investment Company
Short Duration Bond Fund
Schedule of Investments, continued — October 31, 2022
See accompanying notes which are an integral part of the financial statements.
508 Short Duration Bond Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
22.2%
7-Eleven, Inc. 01/27/21 855,000 98.51 837
806
ABN AMRO Bank NV 06/11/21 546,000 110.38 603
510
ABPCI Direct Lending Fund CLO 11/24/21 410,000 100.00 410
391
AGL CLO 6, Ltd. 07/12/21 510,000 100.00 510
491
AIG Global Funding 06/29/20 545,000 99.98 545
529
Aircastle , Ltd. 12/27/21 541,000 107.89 584
506
Allegro CLO XI, Ltd. 04/13/22 250,000 99.93 250
243
Ammc CLO 23, Ltd. 10/13/21 230,000 100.00 230
223
Anglo American Capital PLC 05/20/21 540,000 104.86 566
519
Arbor Multifamily Mortgage Securities Trust 09/27/21 257,106 100.00 257
229
Arbor Multifamily Mortgage Securities Trust 09/27/21 345,000 102.91 355
299
Arbor Realty Commercial Real Estate Notes, Ltd. 09/20/21 260,000 100.00 260
247
AREIT, Inc. 09/28/21 164,774 100.00 165
157
AREIT, Inc. 01/14/22 237,672 100.00 238
227
ASB Bank, Ltd. 06/17/22 707,000 98.78 698
683
Ashtead Capital, Inc. 07/22/22 813,000 88.39 719
674
Athene Global Funding 05/21/21 715,000 100.00 715
701
Avenue of Americas 10/20/21 310,000 99.88 310
292
Avis Budget Rental Car Funding (AESOP) LLC 12/01/21 300,000 102.90 309
295
Avis Budget Rental Car Funding (AESOP) LLC 04/20/22 875,000 100.62 880
857
Avis Budget Rental Car Funding (AESOP) LLC 07/12/22 1,405,000 99.98 1,405
1,358
Avolon Holdings Funding, Ltd. 05/20/21 170,000 103.10 175
167
Banco Inbursa SA Institucion de Banca Multiple 07/13/20 537,000 101.59 546
518
Bank of The West Auto Trust 06/22/22 595,000 98.84 588
583
Barclays Commercial Mortgage Securities Trust 05/24/22 495,000 96.08 476
465
Barings BDC, Inc. 06/16/22 814,000 87.61 713
672
Bayer US Finance II LLC 05/07/21 542,000 110.02 596
535
BBVA Bancomer SA 11/05/20 564,000 103.76 585
552
BCRED MML CLO LLC 11/10/21 200,000 100.00 200
185
BDS, Ltd. 07/22/21 202,863 100.00 203
197
Bharti Airtel International Netherlands BV 04/25/22 680,000 102.17 695
673
Black Diamond CLO, Ltd. 07/15/21 173,542 100.00 174
171
BMW US Capital LLC 05/20/21 170,000 100.34 171
160
BNP Paribas SA 05/20/21 540,000 105.98 572
531
BNP Paribas SA 05/26/21 556,000 107.83 600
517
BPR Trust 09/10/21 250,000 100.00 250
232
BX Commercial Mortgage Trust 10/09/19 506,135 99.98 506
496
BX Trust 11/09/20 547,261 99.45 544
529
BX Trust 01/05/21 440,000 100.00 440
421
BX Trust 06/16/21 250,000 100.43 251
171
BX Trust 06/30/21 240,000 103.40 248
174
BX Trust 10/13/21 310,000 99.53 309
281
BX Trust 10/13/21 600,000 99.77 599
562
BX Trust 10/14/21 287,282 99.53 286
267
BX Trust 10/14/21 287,282 99.53 286
272
BX Trust 10/28/21 310,000 99.35 308
292
BX Trust 12/02/21 250,000 99.86 250
239
BX Trust 01/07/22 310,000 99.76 309
294
BX Trust 01/21/22 250,000 100.00 250
238
BX Trust 02/10/22 224,118 99.59 223
214
BX Trust 04/28/22 280,000 94.79 265
259
BXMT, Ltd. 04/09/21 330,000 100.00 330
326
CAMB Commercial Mortgage Trust 01/25/19 385,000 100.00 385
375
Cargill, Inc. 01/28/21 110,000 99.78 110
95
Cargill, Inc. 10/05/22 900,000 99.91 899
892
Carlyle Global Market Strategies CLO, Ltd. 07/26/21 279,151 100.00 279
272
CCG Receivables Trust 10/13/21 351,430 99.99 351
334
Cedar Funding V CLO, Ltd. 07/23/21 320,000 100.00 320
289
COLT Mortgage Loan Trust 02/18/22 104,479 100.00 105
88
Commercial Mortgage Trust 01/30/20 310,000 102.54 318
283
Continental Resources, Inc. 11/09/21 170,000 93.32 159
145
Cooperatieve Rabobank UA 04/05/22 700,000 99.15 694
624
Credicorp , Ltd. 06/07/21 591,000 100.13 592
545
Credit Agricole SA 08/20/20 590,000 106.40 628
552

Russell Investment Company
Short Duration Bond Fund
Schedule of Investments, continued — October 31, 2022
See accompanying notes which are an integral part of the financial statements.
Short Duration Bond Fund 509
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
Credit Agricole SA 05/20/21 340,000 98.98 337
286
Credit Agricole SA 08/10/21 598,000 101.51 607
530
Credit Suisse Group AG 08/08/22 430,000 100.00 430
400
Credit Suisse Mortgage Trust 09/27/21 193,891 100.00 194
146
Credit Suisse Mortgage Trust 03/04/22 213,175 97.29 207
187
Daimler Finance NA LLC 05/20/21 210,000 100.57 211
184
Daimler Finance NA LLC 04/25/22 734,000 97.96 719
699
Danske Bank A/S 10/14/20 612,000 99.92 611
520
Danske Bank A/S 05/20/21 270,000 105.23 284
266
Danske Bank A/S 03/28/22 610,000 99.77 609
581
DISH DBS Corp. 11/10/21 20,000 100.00 20
17
Dryden 55 CLO, Ltd. 07/26/21 250,000 100.00 250
244
Dryden Senior Loan Fund 04/08/22 270,000 99.19 268
253
Ellington Financial Mortgage Trust 01/14/22 154,366 100.00 154
122
ELP Commercial Mortgage Trust 11/01/21 250,000 99.63 249
228
EMD Finance LLC 05/17/22 711,000 99.20 705
678
Enel Finance International NV 08/10/21 616,000 100.10 617
510
Enterprise Fleet Financing LLC 03/07/22 868,603 98.43 855
838
Enterprise Fleet Financing LLC 03/23/22 400,000 99.99 400
387
Enterprise Fleet Financing LLC 08/16/22 250,000 99.99 250
245
EQT Corp. 09/07/21 140,000 102.30 143
127
Extended Stay America Trust 06/24/21 312,382 100.00 312
300
FirstEnergy Transmission LLC 02/10/22 576,000 102.67 591
556
Freddie Mac Structured Agency Credit Risk Debt Notes 07/09/21 94,163 100.82 95
92
Freddie Mac Structured Agency Credit Risk Debt Notes 07/19/21 211,742 100.00 212
206
Freddie Mac Structured Agency Credit Risk Debt Notes 02/07/22 60,000 100.00 60
55
Freddie Mac Structured Agency Credit Risk Debt Notes 02/07/22 62,715 100.00 63
61
GA Global Funding Trust 01/08/21 285,000 99.93 285
248
GA Global Funding Trust 09/07/21 715,000 99.86 714
645
Georgia-Pacific LLC 05/20/21 170,000 98.77 168
147
Glencore Funding LLC 05/20/21 580,000 103.73 602
568
Goldentree Loan Management, LP 06/25/21 380,000 100.00 380
364
GoodGreen Trust 04/21/21 190,221 99.98 190
166
Great Lakes Kcap F3c Senior LLC 07/26/21 302,483 100.00 302
297
Great Wolf Trust 09/01/20 410,000 97.26 399
394
Great-West Lifeco U.S. Finance 2020, LP 05/20/21 260,000 99.35 258
228
Halsey Point CLO I, Ltd. 07/28/21 570,000 99.90 569
554
Hawaii Hotel Trust 06/17/21 250,000 100.14 250
231
HCL America Inc 09/15/22 765,000 89.38 684
663
Hertz Vehicle Financing III LLC 03/25/22 725,000 100.00 725
702
Hertz Vehicle Financing III, LP 06/24/21 250,000 99.96 250
210
Hertz Vehicle Financing III, LP 05/27/22 300,000 91.06 273
253
Hertz Vehicle Financing LLC 06/24/21 310,000 99.99 310
282
Hertz Vehicle Financing LLC 06/24/21 890,000 99.69 887
809
HGI CRE CLO, Ltd. 09/17/21 260,000 100.00 260
247
Highmark, Inc. 05/05/21 520,000 99.90 519
451
Hildene Community Funding CDO, Ltd. 11/15/21 270,000 100.00 270
236
Hilton Grand Vacations Trust 06/02/20 204,082 99.99 204
191
Hyundai Capital America 09/15/20 280,000 99.97 280
269
Hyundai Capital America 05/21/21 210,000 99.90 210
198
ICICI Bank, Ltd. 07/07/21 565,000 106.48 602
531
International Flavors & Fragrances, Inc. 06/16/22 784,000 90.68 711
679
Intesa Sanpaolo SpA 05/20/21 540,000 100.53 543
537
Jackson National Life Global Funding 06/23/20 650,000 104.74 681
597
Jackson National Life Global Funding 01/05/22 245,000 99.99 245
225
JPMorgan Chase Bank NA 08/27/20 141,187 100.00 141
139
JPMorgan Chase Commercial Mortgage Securities Trust 06/27/19 432,214 100.00 432
424
JPMorgan Chase Commercial Mortgage Securities Trust 10/21/21 250,000 99.76 249
232
KKR Industrial Portfolio Trust 01/12/21 62,488 100.00 63
60
Legacy Mortgage Asset Trust 10/06/21 177,260 103.97 184
165
Lunar Structured Aircraft Portfolio Notes 11/05/21 221,180 100.00 221
176
Magallanes, Inc. 03/09/22 1,870,000 99.68 1,868
1,763
Magallanes, Inc. 03/09/22 210,000 99.17 208
187
Magallanes, Inc. 04/25/22 719,000 99.21 713
678
Magnetite XIV-R, Ltd. 07/26/21 330,000 100.07 330
321

Russell Investment Company
Short Duration Bond Fund
Schedule of Investments, continued — October 31, 2022
See accompanying notes which are an integral part of the financial statements.
510 Short Duration Bond Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
MBRT Institutional Ownership 06/17/21 250,000 99.54 249
233
Meituan 03/08/21 675,000 100.19 676
560
Mercury Financial Credit Card Master Trust 06/17/21 250,000 100.45 251
229
Met Tower Global Funding 09/07/21 685,000 99.93 684
587
Meta Platforms, Inc. 09/15/22 712,000 95.56 680
654
MF1, Ltd. 09/10/21 260,000 100.00 260
246
Mondelez International Holdings Netherlands BV 11/09/20 589,000 102.47 604
554
Mortgage Repurchase Agreement Financing Trust II 09/29/22 180,000 100.00 180
177
National Securities Clearing Corp. 05/20/21 340,000 99.22 337
298
Nationwide Building Society 05/20/21 330,000 100.01 330
310
Navient Private Education Refi Loan Trust 01/28/21 106,462 102.06 109
104
Nelnet Student Loan Trust 01/07/22 250,000 100.40 251
236
Nestle Holdings, Inc. 01/14/20 1,100,000 101.20 1,113
1,086
Nestle Holdings, Inc. 06/17/22 745,000 94.96 707
689
Neuberger Berman CLO, Ltd. 01/27/21 275,000 100.00 275
266
New Residential Mortgage Loan Trust 03/03/22 224,149 99.63 223
190
New York Life Global Funding 05/20/21 230,000 100.06 230
220
New York Life Global Funding 06/01/22 320,000 99.93 320
310
Nissan Motor Acceptance Corp. 05/20/21 400,000 101.78 407
386
Nissan Motor Co., Ltd. 04/25/22 200,000 97.67 195
177
Nordea Bank Abp 05/21/21 270,000 99.46 269
237
Northwestern Mutual Life Insurance Co. (The) 01/07/21 570,000 99.89 569
495
NTT Finance Corp. 02/24/21 550,000 100.00 550
477
NYO Commercial Mortgage Trust 11/08/21 310,000 99.53 309
276
OBX Trust 01/18/22 216,440 100.00 216
172
OCP CLO, Ltd. 07/26/21 390,000 100.04 390
381
Octagon Investment Partners 47, Ltd. 09/02/21 250,000 100.27 251
239
Onslow Bay Financial LLC 09/18/20 15,549 100.00 16
15
Owl Rock CLO I, Ltd. 08/24/21 270,000 100.11 270
260
Pacific Life Global Funding II 06/17/20 500,000 99.88 499
447
Parliament Funding II, Ltd. 11/15/21 360,000 100.00 360
349
PFP, Ltd. 09/16/21 224,041 100.00 224
216
PMT Credit Risk Transfer Trust 06/14/21 129,598 100.42 130
123
Premier Global Infrastructure Trust PLC 09/30/21 171,344 99.23 170
161
Pricoa Global Funding I 08/24/22 260,000 99.94 260
251
Principal Life Global Funding II 06/16/20 280,000 99.96 280
251
Prosus NV 07/07/21 240,000 100.00 240
161
Protective Life Global Funding 04/08/19 1,010,000 100.00 1,010
974
Protective Life Global Funding 07/08/20 930,000 100.00 930
824
Rad CLO 15, Ltd. 11/23/21 250,000 100.00 250
241
Radnor RE, Ltd. 06/18/21 250,000 100.00 250
242
Reckitt Benckiser Treasury Services PLC 06/16/22 713,000 98.11 699
684
Roche Holdings, Inc. 06/21/22 731,000 96.37 704
687
SABIC Capital II BV 12/03/19 574,000 101.79 584
567
Santander UK Group Holdings PLC 07/30/20 531,000 103.32 549
524
Saudi Arabian Oil Co. 04/06/20 560,000 100.16 561
540
Sealed Air Corp. 09/15/21 345,000 100.00 345
289
SG Capital Partners LLC 03/02/22 229,719 99.84 229
198
Shinhan Financial Group Co., Ltd. 04/25/22 255,000 91.38 233
193
SK Hynix, Inc. 03/08/21 610,000 100.01 610
574
Skandinaviska Enskilda Banken AB 05/21/21 270,000 99.61 269
238
Skandinaviska Enskilda Banken AB 06/02/22 1,500,000 100.00 1,500
1,496
Sky, Ltd. 08/10/21 563,000 105.42 594
547
SMRT Trust 01/21/22 250,000 100.00 250
237
Societe Generale SA 06/02/20 566,000 102.65 581
524
SoFi Professional Loan Program Trust 05/14/20 60,265 99.99 60
53
SREIT Trust 11/16/21 310,000 99.45 308
294
Standard Chartered PLC 05/21/21 280,000 100.51 281
259
Standard Chartered PLC 06/17/22 741,000 95.08 705
689
Starwood Real Estate Income Trust 07/12/21 250,000 99.67 249
232
State Bank of India 06/03/20 385,000 102.90 396
380
STWD Trust 11/24/21 270,000 99.64 269
257
Sumitomo Mitsui Financial Group, Inc. 06/08/21 565,000 104.88 593
553
Sumitomo Mitsui Trust Bank, Ltd. 03/18/21 520,000 99.97 520
487
SURA Asset Management SA 08/21/20 607,000 103.87 630
587

Russell Investment Company
Short Duration Bond Fund
Schedule of Investments, continued — October 31, 2022
See accompanying notes which are an integral part of the financial statements.
Short Duration Bond Fund 511
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
Swedbank AB 03/29/22 840,000 99.92 839
798
Symphony CLO XIX, Ltd. 09/09/20 410,000 99.05 406
399
Symphony CLO XXVI, Ltd. 02/05/21 150,000 100.00 150
150
Taxable Municipal Funding Trust Revenue Bonds 08/17/20 610,000 100.00 610
610
TCI-Flatiron CLO, Ltd. 01/14/22 300,000 100.00 300
292
Towd Point Mortgage Trust 07/01/19 476,431 101.88 487
455
Towd Point Mortgage Trust 11/18/21 597,775 101.05 604
558
Towd Point Mortgage Trust 11/19/21 399,723 102.16 408
390
Towd Point Mortgage Trust 12/15/21 220,493 100.57 222
204
TSMC Global, Ltd. 09/23/20 405,000 99.95 405
353
UBS Group AG 07/27/20 930,000 100.00 930
895
UBS Group AG 02/05/21 1,650,000 100.01 1,650
1,549
UBS Group AG 05/21/21 540,000 108.15 584
511
UBS Group AG 01/04/22 500,000 99.83 499
457
UBS Group AG 05/03/22 320,000 100.00 320
304
UniCredit SpA 10/21/22 747,000 85.15 636
641
UNIFY Auto Receivables Trust 03/18/21 367,368 100.00 367
362
United Airlines, Inc. 05/21/21 700,000 101.51 711
639
USAA Auto Owner Trust 10/04/22 925,000 100.00 925
917
Vertiv Group Corp. 03/16/22 10,000 88.69 9
9
Voya CLO, Ltd. 07/23/21 570,000 100.04 570
555
Voya CLO, Ltd. 07/27/21 370,000 100.04 370
360
Walmart, Inc. 10/19/22 1,500,000 99.95 1,499
1,499
WEA Finance LLC / Westfield UK & Europe Finance PLC 07/22/22 729,000 97.14 708
686
Wellfleet CLO, Ltd. 08/11/21 460,000 100.00 460
441
Wells Fargo Commercial Mortgage Trust 07/30/21 217,453 102.10 222
177
Wendy's Funding LLC 06/15/21 246,875 100.00 247
191
Wheels SPV 2 LLC 09/11/20 197,420 100.03 197
195
Whitebox CLO I, Ltd. 08/17/21 390,000 100.00 390
374
XPO Logistics, Inc. 03/22/22 5,000 102.60 5 5
90,078
For a description of restricted securities see note 8 in the Notes to Financial Statements.
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
Australia 10 Year Government Bond Futures 84 AUD 9,953 12/22
(58)
Eurodollar Futures 26 USD 6,168 12/22
(186)
Eurodollar Futures 12 USD 2,843 03/23
(10)
Eurodollar Futures 17 USD 4,029 06/23
(169)
Eurodollar Futures 12 USD 2,856 12/23
(51)
Japan 10 Year Government International Bond Futures 2 JPY 297,540 12/22
1
Three Month SOFR Futures 50 USD 12,021 03/25
(95)
Three Month SOFR Futures 12 USD 2,891 03/26
(1)
United States 2 Year Treasury Note Futures 230 USD 47,008 12/22
(704)
United States 5 Year Treasury Note Futures 112 USD 11,939 12/22 (522)
Short Positions
Long Gilt Futures 44 GBP 4,494 12/22
190
Three Month SOFR Futures 135 USD 32,218 03/24
214
United States 2 Year Treasury Note Futures 28 USD 5,723 12/22
120
United States 5 Year Treasury Note Futures 64 USD 6,822 12/22
245
United States 10 Year Treasury Note Futures 28 USD 3,097 12/22 68

Russell Investment Company
Short Duration Bond Fund
Schedule of Investments, continued — October 31, 2022
See accompanying notes which are an integral part of the financial statements.
512 Short Duration Bond Fund
Futures Contracts
Amounts in thousands (except contract amounts )
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å) (958)
Options Written
Amounts in thousands (except contract amounts)
Description Counterparty Call/Put
Number of
Contracts
Strike
Price
Notional
Amount
Expiration
Date
Fair Value
$
Eurodollar Futures Citigroup Call 26 96.25 USD 6,256 12/19/22 —
Eurodollar Futures Citigroup Call 53 97.00 USD 12,853 12/19/22 (1)
Total Liability for Options Written (premiums received $64) (1)
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Citigroup USD 2,338 GBP 2,017 11/09/22 (25)
Citigroup USD 1,775 NZD 3,094 11/09/22 23
Citigroup GBP 2,601 USD 2,974 11/09/22 (9)
Citigroup NZD 183 USD 106 11/09/22 —
State Street USD 92 CAD 125 11/09/22 —
State Street USD 1,455 EUR 1,457 11/09/22 (15)
State Street USD 1,409 JPY 202,830 11/09/22 (44)
State Street USD 4,019 SEK 43,639 11/09/22 (65)
State Street CAD 2,885 USD 2,128 11/09/22 10
State Street EUR 106 USD 106 11/09/22 1
State Street JPY 302,301 USD 2,051 11/09/22 16
State Street SEK 2,998 USD 274 11/09/22 2
UBS USD 190 CHF 189 11/09/22 (1)
UBS CHF 5,548 USD 5,674 11/09/22 130
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts 23
Interest Rate Swap Contracts
Amounts in thousands
Counterparty Notional Amount Fund Receives Fund Pays
Termination
Date
Premiums
Paid
(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair Value
$
Citigroup USD 3,794 3.500%
(4)
SOFR
(4)
09/30/24
2 (73) (71)
Citigroup USD 3,163 2.770%
(3)
SOFR
(4)
10/14/24
— (102) (102)
Citigroup USD 1,289 1.550%
(3)
SOFR
(4)
03/04/27
(2) (114) (116)
Citigroup USD 1,316 SOFR
(2)
2.600%
(4)
10/14/27 — 82 82
Total Open Interest Rate Swap Contracts (å) — (207) (207)

Russell Investment Company
Short Duration Bond Fund
Schedule of Investments, continued — October 31, 2022
See accompanying notes which are an integral part of the financial statements.
Short Duration Bond Fund 513
Credit Default Swap Contracts
Amounts in thousands
Credit Indices - Sell Protection
Reference Entity Counterparty
Notional
Amount
Fund
(Pays)/
Receives
Fixed Rate
Termination
Date
Premiums
Paid/
(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair Value
$
CDX NA Investment Grade Index Citigroup USD 627 1.000%
(2)
12/20/27
— 4 4
iTraxx Europe Crossover Index Series
38 Goldman Sachs USD 4,850 5.000%
(2)
06/20/27 (109) 264 155
Total Open Credit Indices - Sell Protection Contracts (109) 268 159
Total Open Credit Default Swap Contracts (å) (109) 268 159
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total % of Net Assets
Long-Term Investments
Asset-Backed Securities $ — $ 33 , 243 $ —
$ —
$ 3 3 , 243 8. 2
Corporate Bonds and Notes — 159, 68 2 —
—
159, 68 2 39.3
International Debt — 76,263 236
—
76,499 18.8
Loan Agreements — 1,858 —
—
1,858 0.5
Mortgage-Backed Securities — 36,808 177
—
36,985 9.1
Municipal Bonds — 610 —
—
610 0. 1
United States Government Agencies — 3,570 —
—
3,570 0.9
United States Government Treasuries — 39,098 —
—
39,098 9.6
Short-Term Investments — 37,266 — 16,475 53,741 13.2
Total Investments — 388,398 413 16,475 405,286 99.7
Other Assets and Liabilities, Net
0.3
100.0
Other Financial Instruments
Assets
Futures Contracts 838 — — — 838 0.2
Foreign Currency Exchange Contracts — 182 — — 182 —
*
Interest Rate Swap Contracts — 82 — — 82 —
*
Credit Default Swap Contracts — 159 — — 159 —
*
A
Liabilities
Futures Contracts (1,796) — — — (1,796) (0.4)
Options Written (1) — — — (1) (—)
*
Foreign Currency Exchange Contracts — (159) — — (159) (—)
*
Interest Rate Swap Contracts — (289) — — (289) (0.1)
Total Other Financial Instruments
**
$ (959) $ (25) $ — $ — $ (984)

Russell Investment Company
Short Duration Bond Fund
Schedule of Investments, continued — October 31, 2022
See accompanying notes which are an integral part of the financial statements.
514 Short Duration Bond Fund
* Less than 0.05% of net assets.
** Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of
Investments.
For a description of the Levels, see note 2 in the Notes to Financial Statements.
For a disclosure on transfers into and out of Level 3 during the period ended October 31, 2022, see note 2 in the Notes to
Financial Statements.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value for the period ended
October 31, 2022, were less than 1% of net assets.
Amounts in thousands
Country Exposure
Fair Value
$
Australia .............................................................................................
568
Belgium ..............................................................................................
412
Bermuda .............................................................................................
242
Brazil ..................................................................................................
1,064
Canada ................................................................................................
14,316
Cayman Islands ..................................................................................
9,312
China ..................................................................................................
721
Colombia ............................................................................................
1,088
Denmark .............................................................................................
1,368
Finland ...............................................................................................
237
France .................................................................................................
7,142
Germany .............................................................................................
3,492
India ...................................................................................................
2,248
Ireland ................................................................................................
1,222
Israel ...................................................................................................
645
Italy ....................................................................................................
1,688
Japan ..................................................................................................
5,424
Macao .................................................................................................
148
Mexico ...............................................................................................
1,070
Netherlands ........................................................................................
1,377
New Zealand ......................................................................................
683
Norway ...............................................................................................
3,783
Peru ....................................................................................................
545
Saudi Arabia .......................................................................................
1,106
South Africa .......................................................................................
519
South Korea .......................................................................................
767
Spain ..................................................................................................
1,985
Sweden ...............................................................................................
2,532
Switzerland ........................................................................................
5,685
Taiwan ................................................................................................
1,196
United Kingdom .................................................................................
14,672
United States ......................................................................................
318,029
Total Investments ............................................................................... 405,286

Russell Investment Company
Short Duration Bond Fund
Fair Value of Derivative Instruments — October 31, 2022
See accompanying notes which are an integral part of the financial statements.
Short Duration Bond Fund 515
alright
Amounts in thousands
Derivatives not accounted for as hedging instruments
Credit
Contracts
Foreign
Currency
Contracts
Interest Rate
Contracts
Location: Statement of Assets and Liabilities - Assets
Unrealized appreciation on foreign currency exchange contracts $ — $ 182 $ —
Variation margin on futures contracts* — — 838
Interest rate swap contracts, at fair value — — 82
Credit default swap contracts, at fair value 159 — —
Total
$ 159 $ 182 $ 920
Location: Statement of Assets and Liabilities - Liabilities
Variation margin on futures contracts* $ — $ — $ 1,796
Unrealized depreciation on foreign currency exchange contracts — 159 —
Options written, at fair value — — 1
Interest rate swap contracts, at fair value — — 289
Total
$ — $ 159 $ 2,086
Derivatives not accounted for as hedging instruments
Credit
Contracts
Foreign
Currency
Contracts
Interest Rate
Contracts
Location: Statement of Operations - Net realized gain (loss)
Investments** $ — $ — $ (64)
Futures contracts — — (3,831)
Options written — — 309
Credit default swap contracts 108 — —
Foreign currency exchange contracts — (691) —
Total
$ 108 $ (691) $ (3,586)
Location: Statement of Operations - Net change in unrealized appreciation (depreciation)
Futures contracts $ — $ — $ 43
Options written — — 70
Interest rate swap contracts — — (207)
Credit default swap contracts 268 — —
Foreign currency exchange contracts — 213 —
Total
$ 268 $ 213 $ (94)
* Includes cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the
Statement of Assets and Liabilities.
** Includes net realized gain (loss) on purchased options as reported in the Statement of Operations.
For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

Russell Investment Company
Short Duration Bond Fund
Balance Sheet Offsetting of Financial and Derivative Instruments —
October 31, 2022
See accompanying notes which are an integral part of the financial statements.
516 Short Duration Bond Fund
Amounts in thousands
Offsetting of Financial Assets and Derivative Assets
Description Location: Statement of Assets and Liabilities - Assets
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statement
of Assets
and
Liabilities
Net Amounts
of Assets
Presented in
the Statement
of Assets and
Liabilities
Foreign Currency Exchange Contracts Unrealized appreciation on foreign currency exchange contracts $ 182 $ — $ 182
Interest Rate Swap Contracts Interest rate swap contracts, at fair value 82 — 82
Credit Default Swap Contracts Credit default swap contracts, at fair value 159 — 159
Total Financial and Derivative Assets
423 — 423
Financial and Derivative Assets not subject to a netting agreement
(241) — (241)
Total Financial and Derivative Assets subject to a netting agreement
$ 182 $ — $ 182
Financial Assets, Derivative Assets, and Collateral Held by Counterparty
Gross Amounts Not Offset
in the Statement of Assets
and Liabilities
Counterparty
Net Amounts
of Assets
Presented in
the Statement
of Assets and
Liabilities
Financial
and
Derivative
Instruments
Collateral
Received^ Net Amount
Citigroup
$ 24 $ 24 $ — $ —
State Street
29 29 — —
UBS
129 1 — 128
Total
$ 182 $ 54 $ — $ 128

Russell Investment Company
Short Duration Bond Fund
Balance Sheet Offsetting of Financial and Derivative Instruments, continued
— October 31, 2022
See accompanying notes which are an integral part of the financial statements.
Short Duration Bond Fund 517
Amounts in thousands
Offsetting of Financial Liabilities and Derivative Liabilities
Description Location: Statement of Assets and Liabilities - Liabilities
Gross
Amounts of
Recognized
Liabilities
Gross
Amounts
Offset in the
Statement
of Assets
and
Liabilities
Net Amounts
of Liabilities
Presented in
the Statement
of Assets and
Liabilities
Foreign Currency Exchange Contracts Unrealized depreciation on foreign currency exchange contracts $ 159 $ — $ 159
Options Written Contracts Options written, at fair value 1 — 1
Interest Rate Swap Contracts Interest rate swap contracts, at fair value 289 — 289
Total Financial and Derivative Liabilities
449 — 449
Financial and Derivative Liabilities not subject to a netting agreement
(290) — (290)
Total Financial and Derivative Liabilities subject to a netting agreement
$ 159 $ — $ 159
Financial Liabilities, Derivative Liabilities, and Collateral Pledged by Counterparty
Gross Amounts Not Offset
in the Statement of Assets
and Liabilities
Counterparty
Net Amounts
of Liabilities
Presented in
the Statement
of Assets and
Liabilities
Financial
and
Derivative
Instruments
Collateral
Pledged^ Net Amount
Citigroup $ 34 $ 24 $ 1 0 $ —
State Street 124 29 — 9 5
UBS 1 1 — —
Total
$ 159 $ 54 $ 1 0 $ 9 5
^      Collateral received or pledged amounts may not reconcile to those disclosed in the Statement of Assets and Liabilities due to the inclusion of off-Balance
Sheet collateral and adjustments made to exclude overcollateralization.
For further disclosure on derivatives and counterparty risk see note 2 in the Notes to Financial Statements.

Russell Investment Company
Short Duration Bond Fund
See accompanying notes which are an integral part of the financial statements.
518 Short Duration Bond Fund
Statement of Assets and Liabilities — October 31, 2022
Amounts in thousands
Assets
Investments, at identified cost ......................................................................................................................................................
$ 429,313
Investments, at fair value(>) ........................................................................................................................................................
405,286
Unrealized appreciation on foreign currency exchange contracts ............................................................................................... 182
Receivables:
Dividends and interest ...................................................................................................................................................... 2,009

From broker(a)(b) ............................................................................................................................................................ 2,910
Interest rate swap contracts, at fair value(•) ................................................................................................................................. 82
Credit default swap contracts, at fair value(+) ............................................................................................................................. 159
Total assets ...............................................................................................................................................................
41 1 , 389
Liabilities
Payables:
Investments purchased ..................................................................................................................................................... 2 , 795
Fund shares redeemed ...................................................................................................................................................... 373
Accrued fees to affiliates .................................................................................................................................................. 157
Other accrued expenses .................................................................................................................................................... 145
Variation margin on futures contracts .............................................................................................................................. 956
Unrealized depreciation on foreign currency exchange contracts ............................................................................................... 159
Options written, at fair value(x) ................................................................................................................................................... 1
Interest rate swap contracts, at fair value(•) ................................................................................................................................. 289
Total liabilities ...........................................................................................................................................................
4 , 875
Net Assets ...............................................................................................................................................................
$ 406,514

Russell Investment Company
Short Duration Bond Fund
See accompanying notes which are an integral part of the financial statements.
Short Duration Bond Fund 519
Statement of Assets and Liabilities, continued — October 31, 2022
Amounts in thousands
Net Assets Consist of:
Total distributable earnings (losses) .............................................................................................................................................
$ (27,837)
Shares of beneficial interest .........................................................................................................................................................
226
Additional paid-in capital ............................................................................................................................................................
434,125
Net Assets ...............................................................................................................................................................
$ 406,514
Net Asset Value
,
offering and redemption price per share:
Net asset value per share: Class A(#) ........................................................................................................................................... $ 18.00
Maximum offering price per share (Net asset value plus sales charge of 2 .5 0%): Class A ..................................................... $ 18. 46
Class A
—
Net assets ........................................................................................................................................................... $ 9,273,947
Class A
—
Shares outstanding ($.01 par value) .................................................................................................................. 515,313
Net asset value per share: Class C(#) ........................................................................................................................................... $ 17.68
Class C
—
Net assets ........................................................................................................................................................... $ 12,862,936
Class C
—
Shares outstanding ($.01 par value) .................................................................................................................. 727,470
Net asset value per share: Class M(#) .......................................................................................................................................... $ 18.04
Class M
—
Net assets .......................................................................................................................................................... $ 34,488,746
Class M
—
Shares outstanding ($.01 par value) .................................................................................................................. 1,911,312
Net asset value per share: Class R6(#) ......................................................................................................................................... $ 18.07
Class R6
—
Net assets ......................................................................................................................................................... $ 209,749
Class R6
—
Shares outstanding ($.01 par value) ................................................................................................................ 11,608
Net asset value per share: Class S(#) ........................................................................................................................................... $ 18.03
Class S
—
Net assets ............................................................................................................................................................ $ 235,415,850
Class S
—
Shares outstanding ($.01 par value) ................................................................................................................... 13,055,113
Net asset value per share: Class Y(#) ........................................................................................................................................... $ 18.05
Class Y
—
Net assets ........................................................................................................................................................... $ 114,262,812
Class Y
—
Shares outstanding ($.01 par value) .................................................................................................................. 6,330,535
Amounts in thousands
(x)     Premiums received on options written $ 64
(+)     Credit default swap contracts - premiums paid (received) $ (109)
(•)     Interest rate contracts - premiums paid (received) $ —
(>)     Investments in affiliates, U.S. Cash Management Fund $ 16,475
(a)     Receivable from Broker for Futures $ 2,535
(b)     Receivable from Broker for Swaps $ 375
(#) Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

Russell Investment Company
Short Duration Bond Fund
See accompanying notes which are an integral part of the financial statements.
520 Short Duration Bond Fund
Statement of Operations — For the Period Ended October 31, 2022
Amounts in thousands
Investment Income
Dividends from affiliated funds ....................................................................................................................................... $ 181
Interest .............................................................................................................................................................................. 7,372
Total investment income ..............................................................................................................................................................
7,553
Expenses
Advisory fees ................................................................................................................................................................... 1,845
Administrative fees .......................................................................................................................................................... 198
Custodian fees .................................................................................................................................................................. 149
Distribution fees - Class A ............................................................................................................................................... 28
Distribution fees - Class C ............................................................................................................................................... 127
Transfer agent fees - Class A ........................................................................................................................................... 23
Transfer agent fees - Class C ........................................................................................................................................... 34
Transfer agent fees - Class M .......................................................................................................................................... 57
Transfer agent fees - Class R6 ......................................................................................................................................... —
*
Transfer agent fees - Class S ............................................................................................................................................ 460
Transfer agent fees - Class Y ........................................................................................................................................... 5
Professional fees .............................................................................................................................................................. 172
Registration fees ............................................................................................................................................................... 102
Shareholder servicing fees - Class C ............................................................................................................................... 42
Trustees’ fees .................................................................................................................................................................... 22
Printing fees ..................................................................................................................................................................... 23
Miscellaneous .................................................................................................................................................................. 25
Expenses before reductions .............................................................................................................................................. 3,312
Expense reductions .......................................................................................................................................................... (949)
Net expenses ................................................................................................................................................................................
2,363
Net investment income (loss) .......................................................................................................................................................
5,190
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments ...................................................................................................................................................................... (3,335)
Futures contracts .............................................................................................................................................................. (3,831)
Options written ................................................................................................................................................................. 309
Foreign currency exchange contracts ............................................................................................................................... (691)
Credit default swap contracts ........................................................................................................................................... 108
Net realized gain (loss) ................................................................................................................................................................
(7,440)
Net change in unrealized appreciation (depreciation) on:
Investments ...................................................................................................................................................................... (24,798)

Interest rate swap contracts .............................................................................................................................................. (207)
Credit default swap contracts ........................................................................................................................................... 268
Foreign currency-related transactions .............................................................................................................................. (51)
Net change in unrealized appreciation (depreciation) ................................................................................................................. (24,462)
Net realized and unrealized gain (loss) ........................................................................................................................................ (31,902)
Net Increase (Decrease) in Net Assets from Operations ....................................................................................
$ (26,712)
*      Less than $500.

Russell Investment Company
Short Duration Bond Fund
See accompanying notes which are an integral part of the financial statements.
Short Duration Bond Fund 521
Statements of Changes in Net Assets
Amounts in thousands
For the Periods Ended October 31,
2022 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss) .............................................................................................................. $ 5,190 $ 4,041
Net realized gain (loss) ....................................................................................................................... (7,440) 5,061
Net change in unrealized appreciation (depreciation) ........................................................................ (24,462) (8,029)
Net increase (decrease) in net assets from operations .............................................................................. (26,712) 1,073
Distributions
To shareholders
Class A .......................................................................................................................................... (158) (161)
Class C .......................................................................................................................................... (188) (118)
Class M ......................................................................................................................................... (236) (208)
Class R6 ........................................................................................................................................ (2) (6)
Class S .......................................................................................................................................... (2,707) (2,789)
Class Y .......................................................................................................................................... (1,675) (1,717)
From return of capital
Class A .......................................................................................................................................... (21)
—
Class C .......................................................................................................................................... (15)
—
Class M ......................................................................................................................................... (56)
—
Class R6 ........................................................................................................................................ (
— ) * * —
Class S .......................................................................................................................................... (467)
—
Class Y .......................................................................................................................................... (297)
—
Net decrease in net assets from distributions ............................................................................................ (5,822) (4,999)
Share Transactions*
Net increase (decrease) in net assets from share transactions ................................................................... 36,090 (29,966)
Total Net Increase (Decrease) in Net Assets ........................................................................
3,556 (33,892)
Net Assets
Beginning of period .................................................................................................................................. 402,958 436,850
End of period .............................................................................................................................................
$ 406,514 $ 402,958
**      Less than $500.

Russell Investment Company
Short Duration Bond Fund
See accompanying notes which are an integral part of the financial statements.
522 Short Duration Bond Fund
** Less than 500 shares.
Statements of Changes in Net Assets, continued
* Share transaction amounts (in thousands) for the periods ended October 31, 2022 and October 31, 2021 were as follows:
2022 2021
Shares Dollars Shares Dollars
Class A
Proceeds from shares sold 293 $ 5,480 206 $ 4,068
Proceeds from reinvestment of distributions 9 176 8 159
Payments for shares redeemed (488) (9,183) (414) (8,176)
Net increase (decrease)
(186) (3,527) (200) (3,949)
Class C
Proceeds from shares sold 141 2,640 159 3,117
Proceeds from reinvestment of distributions 10 203 6 118
Payments for shares redeemed (440) (8,079) (384) (7,516)
Net increase (decrease)
(289) (5,236) (219) (4,281)
Class M
Proceeds from shares sold 1,739 32,498 476 9,409
Proceeds from reinvestment of distributions 15 292 10 208
Payments for shares redeemed (808) (15,094) (232) (4,590)
Net increase (decrease)
946 17,696 254 5,027
Class R6
Proceeds from shares sold 5 9 1 12 241
Proceeds from reinvestment of distributions — ** 2 — ** 6
Payments for shares redeemed (2) (45) (27) (532)
Net increase (decrease)
3 48 (15) (285)
Class S
Proceeds from shares sold 7,550 139,978 3,469 68,510
Proceeds from reinvestment of distributions 158 3,051 136 2,691
Payments for shares redeemed (5,953) (111,029) (4,551) (89,921)
Net increase (decrease)
1,755 32,000 (946) (18,720)
Class Y
Proceeds from shares sold 100 1,933 417 8,250
Proceeds from reinvestment of distributions 102 1,972 87 1,717
Payments for shares redeemed (474) (8,796) (898) (17,725)
Net increase (decrease)
(272) (4,891) (394) (7,758)
Total increase (decrease)
1,957 $ 36,090 (1,520) $ (29,966)

Russell Investment Company
Short Duration Bond Fund
Financial Highlights — For the Periods Ended
See accompanying notes which are an integral part of the financial statements.
524 Short Duration Bond Fund
For a Share Outstanding Throughout Each Period.
$
Net Asset Value,
Beginning of
Period
$
Net Investment
Income (Loss)
(a)(d)
$
Net Realized
and Unrealized
Gain (Loss)
$
Total from
Investment
Operations
$
Distributions
from Net
Investment Income
$
Distributions
from Net
Realized Gain
$
Return of Capital
Class A
October 31, 2022 19.56 .18 (1.48) (1.30) (.06) (.17) (.03)
October 31, 2021 19.74 .15 (.15) —(f) (.18) — —
October 31, 2020 19.39 .29 .46 .75 (.40) — —
October 31, 2019 18.91 .40 .50 .90 (.42) — —
October 31, 2018 19.15 .35 (.26) .09 (.33) — —
Class C
October 31, 2022 19.31 .04 (1.46) (1.42) (.02) (.17) (.02)
October 31, 2021 19.55 (—)(f) (.14) (.14) (.10) — —
October 31, 2020 19.21 .14 .46 .60 (.26) — —
October 31, 2019 18.73 .25 .51 .76 (.28) — —
October 31, 2018 18.99 .21 (.27) (.06) (.20) — —
Class M
October 31, 2022 19.59 .26 (1.52) (1.26) (.08) (.17) (.04)
October 31, 2021 19.77 .20 (.14) .06 (.24) — —
October 31, 2020 19.42 .35 .46 .81 (.46) — —
October 31, 2019 18.94 .45 .51 .96 (.48) — —
October 31, 2018 19.17 .41 (.26) .15 (.38) — —
Class R6
October 31, 2022 19.61 .25 (1.50) (1.25) (.08) (.17) (.04)
October 31, 2021 19.80 .20 (.15) .05 (.24) — —
October 31, 2020 19.44 .35 .47 .82 (.46) — —
October 31, 2019 18.96 .45 .51 .96 (.48) — —
October 31, 2018 19.20 .42 (.28) .14 (.38) — —
Class S
October 31, 2022 19.58 .24 (1.50) (1.26) (.08) (.17) (.04)
October 31, 2021 19.76 .19 (.14) .05 (.23) — —
October 31, 2020 19.41 .34 .46 .80 (.45) — —
October 31, 2019 18.93 .44 .51 .95 (.47) — —
October 31, 2018 19.16 .40 (.26) .14 (.37) — —
Class Y
October 31, 2022 19.59 .25 (1.49) (1.24) (.09) (.17) (.04)
October 31, 2021 19.77 .21 (.14) .07 (.25) — —
October 31, 2020 19.42 .35 .47 .82 (.47) — —
October 31, 2019 18.93 .46 .51 .97 (.48) — —
October 31, 2018 19.17 .42 (.28) .14 (.38) — —

See accompanying notes which are an integral part of the financial statements.
Short Duration Bond Fund 525
$
Total
Distributions
$
Net Asset Value,
End of
Period
%
Total
Return
(c)
$
Net Assets,
End of Period
(000)
%
Ratio of Expenses
to Average
Net Assets,
Gross
%
Ratio of Expenses
to Average
Net Assets,
Net
(d)
%
Ratio of Net
Investment Income
to Average
Net Assets
(d)
%
Portfolio
Turnover Rate
(.26) 18.00 (6.72) 9,274 1.07 .81 .97 55
(.18) 19.56 .01 13,720 1.06 .80 .75 109
(.40) 19.74 3.93 17,805 1.06 .82 1.47 116
(.42) 19.39 4.82 10,661 1.06 .86 2.08 99
(.33) 18.91 .45 16,997 1.04 .84 1.87 122
(.21) 17.68 (7.45) 12,863 1.82 1.56 .21 55
(.10) 19.31 (.74) 19,621 1.81 1.55 (.01) 109
(.26) 19.55 3.15 24,160 1.81 1.57 .74 116
(.28) 19.21 4.09 23,058 1.81 1.61 1.31 99
(.20) 18.73 (.34) 26,975 1.79 1.59 1.11 122
(.29) 18.04 (6.50) 34,488 .82 .51 1.42 55
(.24) 19.59 .31 18,909 .81 .50 1.01 109
(.46) 19.77 4.24 14,069 .81 .52 1.80 116
(.48) 19.42 5.14 22,751 .81 .56 2.35 99
(.38) 18.94 .78 20,030 .79 .54 2.18 122
(.29) 18.07 (6.44) 210 .67 .51 1.33 55
(.24) 19.61 .26 177 .66 .50 1.03 109
(.46) 19.80 4.29 466 .66 .52 1.78 116
(.48) 19.44 5.13 181 .66 .56 2.36 99
(.38) 18.96 .73 214 .64 .54 2.21 122
(.29) 18.03 (6.53) 235,416 .82 .56 1.31 55
(.23) 19.58 .26 221,213 .81 .55 .99 109
(.45) 19.76 4.19 242,018 .81 .57 1.74 116
(.47) 19.41 5.09 312,047 .81 .61 2.31 99
(.37) 18.93 .73 387,636 .79 .59 2.12 122
(.30) 18.05 (6.43) 114,263 .62 .48 1.33 55
(.25) 19.59 .33 129,318 .61 .47 1.06 109
(.47) 19.77 4.27 138,332 .61 .49 1.82 116
(.48) 19.42 5.22 150,550 .61 .53 2.38 99
(.38) 18.93 .75 156,012 .59 .51 2.19 122

Russell Investment Company
Short Duration Bond Fund
See accompanying notes which are an integral part of the financial statements.
526 Short Duration Bond Fund
Related Party Transactions, Fees and Expenses
Accrued fees payable to affiliates for the period ended October 31, 2022 were as follows:
Transactions (amounts in thousands) during the period ended October 31, 2022 with Underlying Funds which are, or were, an affiliated company are as follows:
Federal Income Taxes
At October 31, 2022, the cost of investments, net unrealized appreciation (depreciation), and components of distributable earnings for income tax purposes were as follows:
For the fiscal years ended October 31, 2022 and October 31, 2021, respectively, the Fund made the following tax basis distributions:
Net investment income and net realized gains (losses) in the financial statements may differ from taxable net investment income and net realized gains (losses). Capital accounts within the financial statements are adjusted for permanent differences between book and tax accounting.  These differences may be due to foreign currency gains or losses, reclassifications of dividends and /or differences in treatment of income from swaps.  These adjustments have no impact on the net assets.
At October 31, 2022, the Statement of Assets and Liabilities has been adjusted by the following amounts (in thousands):
Advisory fees $ 106,700
Administration fees 16,983
Distribution fees 10,578
Shareholder servicing fees 2,866
Transfer agent fees 19,054
Trustee fees 726
$ 156,907
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Income
Distributions
Capital Gains
Distributions
U.S. Cash Management Fund $ 7,287 $ 513,947 $ 504,759 $ — $ — $ 16,475 $ 181 $ —
Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
Undistributed
Ordinary Income
Undistributed
Long-Term
Capital Gains
(Capital Loss
Carryforward)
$ 429,493,714 $ 311,773 $ (24,504,648) $ (24,192,875) $ — $ (3,667,224)
October 31, 2022 October 31, 2021
Ordinary Income
Distributions
Long-Term
Capital Gain
Distributions
Return of
Capital
Ordinary Income
Distributions
Long-Term
Capital Gain
Distributions
Return of
Capital
$ 3,973,128 $ 993,304 $ 855,659 $ 4,998,804 $ — $ —
Total distributable earnings (losses)
$ 855
Additional paid-in capital
(855)

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Portfolio Management Discussion and Analysis — October 31, 2022
(Unaudited)
528 Tax-Exempt High Yield Bond Fund
Tax-Exempt High Yield Bond Fund - Class A
‡
Total
Return
1 Year (19 .96)%
5 Years (0 .15)%§
Inception* 1 .58%§
Tax-Exempt High Yield Bond Fund - Class C
Total
Return
1 Year (17 .56)%
5 Years (0 .15)%§
Inception* 1 .34%§
Tax-Exempt High Yield Bond Fund - Class M
‡‡
Total
Return
1 Year (16 .59)%
5 Years 0 .98%§
Inception* 2 .43%§
Tax-Exempt High Yield Bond Fund - Class S
Total
Return
1 Year (16 .73)%
5 Years 0 .87%§
Inception* 2 .36%§
60% Bloomberg Municipal High Yield Index / 40%
Bloomberg Municipal Bond Index
**
Total
Return
1 Year (14.68)%
5 Years 1.27%§
Inception* 2.18%§

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Portfolio Management Discussion and Analysis, continued — October 31,
2022 (Unaudited)
Tax-Exempt High Yield Bond Fund 529
The Tax-Exempt High Yield Bond Fund (the “Fund”) employs
a multi-manager approach whereby portions of the Fund are
allocated to different money manager strategies. Fund assets not allocated to money managers are managed by Russell
Investment Management, LLC (“RIM”), the Fund’s advisor.
RIM may change the allocation of the Fund’s assets among
money managers at any time. An exemptive order from the
Securities and Exchange Commission permits RIM to engage
or terminate a money manager at any time, subject to approval by the Fund’s Board, without a shareholder vote. Pursuant to the terms of the exemptive order, the Fund is required to notify its shareholders within 90 days of when a money manager begins
providing services. As of October 31, 2022, the Fund had two money managers.
What is the Fund’s investment objective?
The Fund seeks to provide a high level of current income that is exempt from federal tax, and as a secondary objective, total return.
How did the Fund perform relative to its benchmark
for the fiscal year ended October 31, 2022?
For the fiscal year ended October 31, 2022 (the “fiscal year”), the Fund’s Class A, Class C, Class M and Class S Shares lost
16.83%, 17.56%, 16.59% and 16.73%, respectively. This
is compared to the Fund’s benchmark, the 60% Bloomberg
Municipal High Yield Index / 40% Bloomberg Municipal Bond
Index, which lost 14.68% during the fiscal year. The Fund’s
performance includes operating expenses, whereas index
returns are unmanaged and do not include expenses of any kind.
For the fiscal year, the Morningstar
®
High Yield Muni Category,
a group of funds that Morningstar, Inc. considers to have
investment strategies similar to those of the Fund, lost 16.53%.
This result serves as a peer comparison and is expressed net of operating expenses.
How did market conditions affect the Fund’s
performance?
During the fiscal year, supply chain constraints, the Russia-
Ukraine war, and a stimulus overhang from relaxed fiscal and monetary policy drove elevated inflation, which impacted
markets negatively. To control inflation, the Federal Reserve and other central banks dropped easy money policies and increased interest rates at a historic pace. Fixed income markets, including municipal bonds, experienced substantial drawdowns on the
back of tighter monetary policies.
Issuance in the municipal markets moderated in 2022 as the
Federal Reserve’s interest rate increases led to interest rate volatility. On the demand side, municipal mutual funds and
ETFs saw outflows over the fiscal year as municipals sold-
off in tandem with the broader fixed income market. Political considerations such as the potential repeal of the state and local tax (SALT) cap that drove strong demand for municipals in fiscal year 2021 did not continue into this fiscal year, as the potential legislation stalled.
Municipal credit fundamentals remained strong in the fiscal
year, due in part to strong tax revenues and the lingering impacts of the March 2021 American Rescue Plan, which provided $350
billion to state and local governments. For the fiscal year, the
Bloomberg Municipal Bond Index returned -11.98%, with its
component GO (General Obligation) Bond Index returning
-7.57% and its component Revenue Bond Index returning
-12.90%. The Bloomberg Municipal Bond: High Yield (non-
Investment Grade) Index returned -16.45% during the fiscal
year.
How did the investment strategies and techniques
employed by the Fund and its money managers affect
its benchmark relative performance?
An overweight in the Fund to the revenue sector as well as BBB-
rated bonds detracted from performance, while an underweight to the sub-investment grade quality cohort contributed positively.
Within the revenue sector, an overweight to transportation
and an underweight to housing were both additive. However,
overweights in education and health care detracted. At the state level, an underweight to Puerto Rico was beneficial. A general long duration position was negative for performance as rates increased across the curve during the fiscal year.
The Fund employs discretionary money managers. The Fund’s
discretionary money managers select the individual portfolio securities for the assets assigned to them. RIM manages assets not allocated to money manager strategies and the Fund’s cash balances.
With respect to the Fund’s money managers, MacKay Shields
LLC (“MacKay”) underperformed the Fund’s benchmark
during the fiscal year. An overweight to transportation and
an underweight to housing were positive contributors. An
overweight to education and underweight to water and sewer
detracted. Overweights to BBB-rated and non-rated bonds
detracted as risk assets sold off over the fiscal year. An overall long duration position was a detractor.
Goldman Sachs Asset Management, L.P. (“Goldman Sachs”)
underperformed the Fund’s benchmark during the fiscal year.
Overweights to Illinois and Florida detracted from performance.
Overweight to longer maturities detracted from performance
as yields moved higher during the fiscal year. Overweights to
BBB-rated bonds detracted, while underweights sub-investment grade bonds and non-rated bonds were additive as credit spreads widened.

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Portfolio Management Discussion and Analysis, continued — October 31,
2022 (Unaudited)
530 Tax-Exempt High Yield Bond Fund
During the fiscal year, both MacKay and Goldman Sachs used
interest rate futures to hedge the long duration exposures that resulted from their cash bond strategies. This contributed
positively to both money managers’ performance, given that the municipal yield curve shifted up across all maturities during the fiscal year.
Describe any changes to the Fund’s structure or the
money manager line-up.
There were no changes to the Fund’s structure or money
manager line-up during the fiscal year.
The views expressed in this report reflect those of
the portfolio managers only through the end of the
fiscal year covered by the report. These views do not
necessarily represent the views of RIM, or any other
person in RIM or any other affiliated organization.
These views are subject to change at any time based
upon market conditions or other events, and RIM
disclaims any responsibility to update the views
contained herein. These views should not be relied
on as investment advice and, because investment
decisions for a Russell Investment Company (“RIC”)
Fund are based on numerous factors, should not be
relied on as an indication of investment decisions of
any RIC Fund.
Money Managers as of October 31,
2022 Styles
Goldman Sachs Asset Management, L.P. Sector Specialist
MacKay Shields LLC Sector Specialist
* Assumes initial investment on June 1, 2015.
** 60% Bloomberg Municipal High Yield Index / 40% Bloomberg Municipal Bond Index is a custom blend of 60% Bloomberg Municipal High Yield Bond
Index / 40% Bloomberg Municipal Bond Index, created and maintained by Bloomberg.
‡ The performance has been adjusted to reflect the deduction of the maximum Class A sales charge of 3.75%.
‡‡ The Fund’s performance inception date for Class M Shares was March 16, 2017. The returns shown for Class M Shares prior to that date are the returns of the Fund’s Class S Shares. Class M Shares will have substantially similar annual returns as the Class S Shares because the Shares of each Class are invested in the same portfolio of securities. Annual returns for each Class will differ only to the extent that the Class M Shares do not have the same expenses as the
Class S Shares.
Performance is historical and assumes reinvestment of all dividends and capital gains.  Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than when purchased.  Past performance is not indicative of future results.  The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Additionally, the returns presented herein may differ from the performance reported in the Financial Highlights as the returns herein are calculated in a manner consistent with standardized performance in accordance with
Securities and Exchange Commission rules, while the performance in the Financial Highlights has been calculated in accordance with U.S. Generally Accepted
Accounting Pr inciples (“U.S. GAAP”).

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Shareholder Expense Example — October 31, 2022 (Unaudited)
Tax-Exempt High Yield Bond Fund 531
Fund Expenses
The following disclosure provides important information
regarding the Fund’s Shareholder Expense Example
(“Example”).
Example
As a shareholder of the Fund, you incur two types of costs:
(1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs,
including advisory and administrative fees; distribution (12b-1)
and/or service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars)
of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from May 1, 2022 to October 31, 2022.
Actual Expenses
The information in the table under the heading “Actual
Performance” provides information about actual account
values and actual expenses. You may use the information in
this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During
Period” to estimate the expenses you paid on your account
during this period.
Hypothetical Example for Comparison Purposes
The information in the table under the heading “Hypothetical
Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses
based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the
Fund’s actual return. The hypothetical account values and
expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the
Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant
to highlight your ongoing costs only and do not reflect any
transactional costs. Therefore, the information under the heading
“Hypothetical Performance (5% return before expenses)” is
useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
Class A
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2022 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2022 $ 916.40 $ 1,020.72
Expenses Paid During Period* $ 4.30 $ 4.53
* Expenses are equal to the Fund's annualized expense ratio of 0.89%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-
half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class C
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2022 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2022 $ 912.00 $ 1,016.94
Expenses Paid During Period* $ 7.90 $ 8.34
* Expenses are equal to the Fund's annualized expense ratio of 1.64%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-
half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class M
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2022 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2022 $ 917.30 $ 1,022.48
Expenses Paid During Period* $ 2.61 $ 2.75
* Expenses are equal to the Fund's annualized expense ratio of 0.54%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-
half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Shareholder Expense Example, continued — October 31, 2022 (Unaudited)
532 Tax-Exempt High Yield Bond Fund
Class S
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2022 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2022 $ 917.00 $ 1,022.13
Expenses Paid During Period* $ 2.95 $ 3.11
* Expenses are equal to the Fund's annualized expense ratio of 0.61%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-
half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments — October 31, 2022
See accompanying notes which are an integral part of the financial statements.
Tax-Exempt High Yield Bond Fund 533
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Municipal Bonds - 95.8%
Alabama - 1.4%
Black Belt Energy Gas District Revenue Bonds (~)(ae)(Ê) 1,000 4.000 12/01/25 970
Central Etowah County Solid Waste Disposal Authority Revenue Bonds (Þ) 150 8.000 07/01/28 159
Central Etowah County Solid Waste Disposal Authority Revenue Bonds (Þ) 385 6.000 07/01/45 409
Cooper Green Mercy Health Services Authority Revenue Bonds 2,000 5.250 09/01/42 2,053
County of Jefferson Sewer Revenue Bonds 500 6.000 10/01/42 533
County of Jefferson Sewer Revenue Bonds (µ) 225 6.750 10/01/46 227
County of Jefferson Sewer Revenue Bonds 1,220 7.000 10/01/51 1,311
County of Jefferson Sewer Revenue Bonds (µ) 3,345 5.500 10/01/53 3,440
County of Jefferson Sewer Revenue Bonds 3,095 6.500 10/01/53 3,310
Homewood Educational Building Authority Revenue Bonds 2,500 4.000 12/01/38 2,146
Hoover Industrial Development Board Revenue Bonds 1,150 5.750 10/01/49 1,160
Hoover Industrial Development Board Revenue Bonds (~)(ae)(Ê) 785 6.375 11/01/50 851
Houston County Health Care Authority Revenue Bonds 500 5.000 10/01/30 505
MidCity Improvement District Special Assessment 1,000 4.500 11/01/42 745
MidCity Improvement District Special Assessment 250 4.750 11/01/49 181
Montgomery Educational Building Authority Revenue Bonds 820 5.000 10/01/36 787
Prichard Waterworks and Sewer Board Water Revenue Bonds 690 4.000 11/01/49 344
Sumter County Industrial Development Authority Revenue Bonds (~)(ae)(Ê) 1,100 6.000 07/15/32 993
Tuscaloosa County Industrial Development Authority Revenue Bonds (Þ) 1,709 4.500 05/01/32 1,449
21,573
Alaska - 0.2%
Alaska Industrial Development & Export Authority Revenue Bonds 2,000 4.000 10/01/44 1,645
City of Valdez Revenue Bonds (~)(Ê) 1,300 2.490 05/01/31 1,300
2,945
Arizona - 1.7%
Arizona Health Facilities Authority Revenue Bonds (USD 3 Month LIBOR + 0.810%)
(Ê) 5,130 1.770 01/01/37 4,680
Arizona Industrial Development Authority Revenue Bonds (Þ) 1,250 4.500 07/15/29 1,173
Arizona Industrial Development Authority Revenue Bonds (Þ) 500 5.000 06/01/31 481
Arizona Industrial Development Authority Revenue Bonds (Þ) 1,500 6.000 07/01/37 1,517
Arizona Industrial Development Authority Revenue Bonds (Þ) 920 5.000 12/15/40 853
Arizona Industrial Development Authority Revenue Bonds 400 4.000 07/01/41 321
Arizona Industrial Development Authority Revenue Bonds (Þ) 75 4.000 12/15/41 59
Arizona Industrial Development Authority Revenue Bonds 110 5.000 01/01/43 72
Arizona Industrial Development Authority Revenue Bonds 200 5.000 05/01/43 135
Arizona Industrial Development Authority Revenue Bonds 1,000 3.000 07/01/46 672
Arizona Industrial Development Authority Revenue Bonds 35 4.000 07/01/47 29
Arizona Industrial Development Authority Revenue Bonds 330 5.000 05/01/48 213
Arizona Industrial Development Authority Revenue Bonds 250 4.500 01/01/49 150
Arizona Industrial Development Authority Revenue Bonds 225 5.000 01/01/49 131
Arizona Industrial Development Authority Revenue Bonds (µ) 460 5.000 06/01/49 469
Arizona Industrial Development Authority Revenue Bonds 100 4.000 11/01/49 81
Arizona Industrial Development Authority Revenue Bonds 300 4.000 02/01/50 238
Arizona Industrial Development Authority Revenue Bonds 100 5.000 05/01/51 63
Arizona Industrial Development Authority Revenue Bonds 3,185 4.000 07/01/51 2,269
Arizona Industrial Development Authority Revenue Bonds (Þ) 30 4.000 07/15/51 21
Arizona Industrial Development Authority Revenue Bonds 3,275 4.000 11/01/51 2,613
Arizona Industrial Development Authority Revenue Bonds (Þ) 210 4.000 12/15/51 150

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — October 31, 2022
See accompanying notes which are an integral part of the financial statements.
534 Tax-Exempt High Yield Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Arizona Industrial Development Authority Revenue Bonds (Þ) 700 5.000 07/15/53 607
Arizona Industrial Development Authority Revenue Bonds 125 5.000 01/01/54 79
Arizona Industrial Development Authority Revenue Bonds 50 5.125 01/01/54 29
Arizona Industrial Development Authority Revenue Bonds (µ) 260 5.000 06/01/54 264
Arizona Industrial Development Authority Revenue Bonds 1,500 4.500 07/01/54 1,185
Arizona Industrial Development Authority Revenue Bonds (Þ) 30 4.000 07/15/56 20
City of Phoenix Civic Improvement Corp. Revenue Bonds 1,160 5.000 07/01/44 1,112
City of Phoenix Industrial Development Authority Revenue Bonds 600 5.000 07/01/35 602
City of Phoenix Industrial Development Authority Revenue Bonds (Þ) 200 5.000 07/01/35 194
City of Phoenix Industrial Development Authority Revenue Bonds 1,000 5.000 07/01/44 887
Estrella Mountain Ranch Community Facilities District Special Assessment 25 3.500 07/01/29 22
Estrella Mountain Ranch Community Facilities District Special Assessment 25 4.100 07/01/34 21
Estrella Mountain Ranch Community Facilities District Special Assessment 105 4.750 07/01/43 85
Glendale Industrial Development Authority Revenue Bonds 715 5.000 05/15/41 643
Glendale Industrial Development Authority Revenue Bonds 400 5.000 05/15/56 332
Industrial Development Authority of the County of Pima (The) Revenue Bonds (Þ) 500 6.875 11/15/52 494
Industrial Development Authority of the County of Pima (The) Revenue Bonds (Þ) 250 7.000 11/15/57 247
La Paz County Industrial Development Authority Revenue Bonds (Æ)(Ø)(Þ) 250 6.000 08/01/28 150
La Paz County Industrial Development Authority Revenue Bonds (Æ)(Ø)(Þ) 1,000 6.250 08/01/40 600
Maricopa County Industrial Development Authority Revenue Bonds (Þ) 115 5.250 10/01/40 108
Maricopa County Industrial Development Authority Revenue Bonds (Þ) 225 5.000 07/01/44 223
Maricopa County Industrial Development Authority Revenue Bonds (Þ) 600 4.000 10/15/47 441
Maricopa County Industrial Development Authority Revenue Bonds (Þ) 50 5.000 07/01/50 42
Maricopa County Industrial Development Authority Revenue Bonds (Þ) 115 5.500 10/01/51 108
Maricopa County Industrial Development Authority Revenue Bonds (Þ) 50 5.000 07/01/54 41
Maricopa County Industrial Development Authority Revenue Bonds (Þ) 200 4.000 07/01/56 138
Maricopa County Pollution Control Corp. Revenue Bonds 300 2.400 06/01/35 219
Pima County Industrial Development Authority Revenue Bonds (Þ) 25 5.500 05/01/40 22
Pima County Industrial Development Authority Revenue Bonds (Þ) 50 5.750 05/01/50 44
Salt Verde Financial Corp. Revenue Bonds 200 5.000 12/01/37 197
Tempe Industrial Development Authority Revenue Bonds 80 5.000 12/01/50 65
Tempe Industrial Development Authority Revenue Bonds 100 5.000 12/01/54 80
25,691
Arkansas - 0.5%
Arkansas Development Finance Authority Revenue Bonds 300 3.500 07/01/38 293
Arkansas Development Finance Authority Revenue Bonds 150 4.250 07/01/41 122
Arkansas Development Finance Authority Revenue Bonds 1,495 4.000 02/01/42 1,215
Arkansas Development Finance Authority Revenue Bonds 900 3.500 07/01/46 549
Arkansas Development Finance Authority Revenue Bonds (Þ) 4,500 4.500 09/01/49 3,515
Arkansas Development Finance Authority Revenue Bonds (Þ) 250 5.450 09/01/52 225
Arkansas River Power Authority Revenue Bonds 1,680 5.000 10/01/33 1,673
7,592
California - 8.9%
Alameda Corridor Transportation Authority Revenue Bonds (µ) 275 5.200 10/01/37 124
Alameda Corridor Transportation Authority Revenue Bonds 150 5.300 10/01/37 67
Alameda Corridor Transportation Authority Revenue Bonds 150 5.350 10/01/37 67
Alameda Corridor Transportation Authority Revenue Bonds 800 5.375 10/01/37 356
Alameda Corridor Transportation Authority Revenue Bonds 125 5.400 10/01/37 55
Alhambra Unified School District General Obligation Unlimited (µ) 1,150 4.220 08/01/37 582

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — October 31, 2022
See accompanying notes which are an integral part of the financial statements.
Tax-Exempt High Yield Bond Fund 535
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
California Community College Financing Authority Revenue Bonds (Þ) 475 5.750 07/01/60 405
California Community Housing Agency Revenue Bonds (Þ) 200 4.000 08/01/50 130
California Community Housing Agency Revenue Bonds (Þ) 2,000 5.000 08/01/50 1,638
California Community Housing Agency Revenue Bonds (Þ) 2,640 4.000 02/01/56 1,971
California County Tobacco Securitization Agency Revenue Bonds 50 4.000 06/01/49 39
California County Tobacco Securitization Agency Revenue Bonds 150 5.000 06/01/49 139
California County Tobacco Securitization Agency Revenue Bonds (~)(Ê) 115 1.500 08/01/52 115
California County Tobacco Securitization Agency Revenue Bonds 800 4.072 06/01/55 128
California County Tobacco Securitization Agency Revenue Bonds 6,070 4.904 06/01/55 970
California County Tobacco Securitization Agency Revenue Bonds 4,500 7.296 06/01/55 409
California Enterprise Development Authority Revenue Bonds 50 5.000 08/01/55 45
California Enterprise Development Authority Revenue Bonds 25 5.000 08/01/57 22
California Enterprise Development Authority Revenue Bonds (Þ) 250 4.000 06/01/61 166
California Health Facilities Financing Authority Revenue Bonds 1,000 5.000 02/01/42 1,005
California Health Facilities Financing Authority Revenue Bonds 2,000 4.000 04/01/45 1,601
California Health Facilities Financing Authority Revenue Bonds 3,000 5.000 08/15/47 2,846
California Infrastructure & Economic Development Bank Revenue Bonds (Þ) 835 4.125 01/01/35 634
California Municipal Finance Authority Revenue Bonds 645 5.000 12/31/27 660
California Municipal Finance Authority Revenue Bonds 3,325 4.000 07/15/29 3,083
California Municipal Finance Authority Revenue Bonds 340 5.000 10/01/33 344
California Municipal Finance Authority Revenue Bonds 225 5.000 10/01/35 226
California Municipal Finance Authority Revenue Bonds (Þ) 1,500 5.000 11/01/36 1,490
California Municipal Finance Authority Revenue Bonds 1,650 5.000 12/31/37 1,614
California Municipal Finance Authority Revenue Bonds 1,130 5.000 10/01/39 1,019
California Municipal Finance Authority Revenue Bonds 1,000 4.250 02/01/40 1,023
California Municipal Finance Authority Revenue Bonds (Þ) 1,000 5.375 11/01/40 1,003
California Municipal Finance Authority Revenue Bonds 25 5.000 02/01/42 25
California Municipal Finance Authority Revenue Bonds 4,900 5.000 12/31/43 4,636
California Municipal Finance Authority Revenue Bonds 2,000 4.000 10/01/46 1,669
California Municipal Finance Authority Revenue Bonds 100 5.000 02/01/47 98
California Municipal Finance Authority Revenue Bonds 100 5.000 05/15/49 91
California Municipal Finance Authority Revenue Bonds (Þ) 1,815 5.000 07/01/49 1,562
California Municipal Finance Authority Revenue Bonds 60 5.000 10/01/49 51
California Municipal Finance Authority Revenue Bonds 3,700 5.000 06/01/50 3,453
California Municipal Finance Authority Revenue Bonds 100 4.000 07/01/51 75
California Municipal Finance Authority Revenue Bonds 50 5.000 05/15/52 45
California Municipal Finance Authority Revenue Bonds 250 5.000 07/01/52 213
California Municipal Finance Authority Revenue Bonds (Þ) 65 5.000 07/01/52 53
California Municipal Finance Authority Revenue Bonds (µ) 1,000 3.000 05/15/54 618
California Municipal Finance Authority Revenue Bonds 95 5.000 10/01/54 79
California Municipal Finance Authority Revenue Bonds 50 4.000 07/01/55 36
California Municipal Finance Authority Revenue Bonds 275 5.000 07/01/62 225
California Municipal Finance Authority Special Tax 250 5.000 09/01/52 226
California Municipal Finance Authority Special Tax 575 5.000 09/01/57 516
California Pollution Control Financing Authority Revenue Bonds 1,000 3.375 07/01/25 971
California Pollution Control Financing Authority Revenue Bonds (Þ) 450 6.750 12/01/28 314
California Pollution Control Financing Authority Revenue Bonds (Þ) 550 5.000 07/01/39 497
California Pollution Control Financing Authority Revenue Bonds (Þ) 2,520 7.500 12/01/40 1,604

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — October 31, 2022
See accompanying notes which are an integral part of the financial statements.
536 Tax-Exempt High Yield Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
California Pollution Control Financing Authority Revenue Bonds (Þ) 4,180 5.000 11/21/45 3,701
California Public Finance Authority Revenue Bonds (Þ) 600 6.250 07/01/54 639
California School Finance Authority Revenue Bonds (Þ) 1,000 5.000 07/01/37 922
California School Finance Authority Revenue Bonds (Þ) 465 4.000 07/01/38 392
California School Finance Authority Revenue Bonds (Þ) 1,000 5.000 08/01/42 969
California School Finance Authority Revenue Bonds 60 4.000 07/01/45 45
California School Finance Authority Revenue Bonds (Þ) 500 5.000 08/01/45 480
California School Finance Authority Revenue Bonds (Þ) 1,100 4.000 10/01/46 840
California School Finance Authority Revenue Bonds (Þ) 500 5.000 07/01/50 434
California School Finance Authority Revenue Bonds (Þ) 200 5.000 10/01/50 181
California School Finance Authority Revenue Bonds (Þ) 1,500 4.000 06/01/51 1,054
California School Finance Authority Revenue Bonds 100 4.000 06/01/51 71
California School Finance Authority Revenue Bonds 1,000 4.000 11/01/51 650
California School Finance Authority Revenue Bonds (Þ) 975 6.375 06/01/52 965
California School Finance Authority Revenue Bonds (Þ) 250 5.000 07/01/52 201
California School Finance Authority Revenue Bonds (Þ) 250 5.250 07/01/52 221
California School Finance Authority Revenue Bonds (Þ) 170 5.000 10/01/52 153
California School Finance Authority Revenue Bonds (Þ) 250 5.375 07/01/56 220
California School Finance Authority Revenue Bonds (Þ) 600 5.000 06/01/58 501
California School Finance Authority Revenue Bonds (Þ) 150 5.000 07/01/59 126
California School Finance Authority Revenue Bonds 80 4.000 06/01/61 54
California School Finance Authority Revenue Bonds (Þ) 100 5.000 06/01/61 81
California School Finance Authority Revenue Bonds (Þ) 315 5.000 07/01/61 244
California School Finance Authority Revenue Bonds (Þ) 250 5.000 10/01/61 219
California School Finance Authority Revenue Bonds (Þ) 250 5.250 03/01/62 182
California School Finance Authority Revenue Bonds (Þ) 385 6.375 04/01/62 351
California School Finance Authority Revenue Bonds (Þ) 500 6.500 06/01/62 493
California School Finance Authority Revenue Bonds (Þ) 250 5.500 07/01/62 220
California Statewide Communities Development Authority Revenue Bonds (~)(Ê) 1,100 0.940 05/15/24 1,100
California Statewide Communities Development Authority Revenue Bonds 460 5.000 05/15/32 433
California Statewide Communities Development Authority Revenue Bonds (Þ) 200 5.000 11/01/32 201
California Statewide Communities Development Authority Revenue Bonds 675 5.000 08/01/37 673
California Statewide Communities Development Authority Revenue Bonds (Þ) 200 5.250 07/01/39 174
California Statewide Communities Development Authority Revenue Bonds 400 5.000 12/01/41 366
California Statewide Communities Development Authority Revenue Bonds 150 5.000 05/15/42 144
California Statewide Communities Development Authority Revenue Bonds (Þ) 500 5.750 01/15/45 492
California Statewide Communities Development Authority Revenue Bonds (Þ) 2,600 5.000 12/01/46 2,273
California Statewide Communities Development Authority Revenue Bonds 2,225 5.000 04/01/47 2,226
California Statewide Communities Development Authority Revenue Bonds 275 5.000 05/15/47 257
California Statewide Communities Development Authority Revenue Bonds (Þ) 250 5.250 07/01/49 203
California Statewide Communities Development Authority Revenue Bonds (Þ) 100 5.000 06/01/51 84
California Statewide Communities Development Authority Revenue Bonds 1,245 5.500 12/01/54 1,209
California Statewide Communities Development Authority Revenue Bonds (Þ) 935 5.250 12/01/56 849
California Statewide Communities Development Authority Revenue Bonds (Þ) 1,000 5.500 12/01/58 934
California Statewide Communities Development Authority Special Assessment 120 5.000 09/02/39 120
California Statewide Communities Development Authority Special Assessment 50 4.000 09/02/44 41
California Statewide Communities Development Authority Special Assessment 115 5.000 09/02/44 113
California Statewide Communities Development Authority Special Assessment 75 5.000 09/02/48 72

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — October 31, 2022
See accompanying notes which are an integral part of the financial statements.
Tax-Exempt High Yield Bond Fund 537
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
California Statewide Communities Development Authority Special Assessment 135 5.000 09/02/49 130
California Statewide Communities Development Authority Special Assessment 470 4.000 09/02/50 357
California Statewide Communities Development Authority Special Assessment 55 5.000 09/02/50 51
California Statewide Communities Development Authority Special Tax 600 4.000 09/01/40 505
California Statewide Communities Development Authority Special Tax 1,300 4.000 09/01/50 1,007
California Statewide Communities Development Authority Special Tax 175 4.000 09/01/51 134
California Statewide Communities Development Authority Special Tax 500 5.000 09/01/52 450
California Statewide Communities Development Authority Special Tax 1,775 5.250 09/01/52 1,613
California Statewide Financing Authority Revenue Bonds 3,325 7.459 06/01/46 433
California Statewide Financing Authority Revenue Bonds 20,000 8.602 06/01/55 997
City & County of San Francisco Community Facilities District No. 2016-1 Special
Tax 75 4.000 09/01/46 60
City & County of San Francisco Community Facilities District No. 2016-1 Special
Tax 75 4.000 09/01/51 58
City & County of San Francisco Special Tax District No. 2020-1 Special Tax (Þ) 100 4.000 09/01/51 73
City of Atwater Wastewater Revenue Bonds (µ) 240 5.000 05/01/43 246
City of Calimesa Communities Facilities Special Tax 820 4.000 09/01/50 641
City of Dublin Special Tax 75 4.000 09/01/51 58
City of Irvine Special Tax (µ) 100 5.000 09/01/51 103
City of Long Beach Marina System Revenue Bonds 225 5.000 05/15/40 224
City of Long Beach Marina System Revenue Bonds 1,185 5.000 05/15/45 1,154
City of Ontario Special Tax 1,325 4.000 09/01/51 961
City of Oroville Revenue Bonds 100 5.250 04/01/34 98
City of Oroville Revenue Bonds 185 5.250 04/01/39 175
City of Palm Desert Special Tax 100 3.000 09/01/31 86
City of Palm Desert Special Tax 100 4.000 09/01/51 78
City of Roseville Special Tax 100 5.000 09/01/33 102
City of Roseville Special Tax 25 4.000 09/01/35 22
City of Roseville Special Tax 25 4.000 09/01/40 21
City of Roseville Special Tax 50 4.000 09/01/45 40
City of Roseville Special Tax 1,585 4.000 09/01/50 1,237
City of Sacramento Special Tax 75 4.000 09/01/46 60
City of Sacramento Special Tax 75 4.000 09/01/50 59
City of San Luis Obispo California Community Facilities District No. 2019 Special
Tax 50 4.000 09/01/46 40
City of San Luis Obispo California Community Facilities District No. 2019 Special
Tax 50 4.000 09/01/51 39
CMFA Special Finance Agency Revenue Bonds (Þ) 285 3.000 12/01/56 166
CMFA Special Finance Agency VIII Revenue Bonds (Þ) 350 3.000 08/01/56 209
Coachella Valley Unified School District General Obligation Unlimited (µ) 2,500 16.733 08/01/43 826
County of El Dorado Special Tax 75 5.000 09/01/44 74
County of El Dorado Special Tax 80 5.000 09/01/49 77
County of Los Angeles Community Facilities District No. 2021-01 Special Tax 225 5.000 09/01/52 203
County of San Diego Special Tax 40 3.000 09/01/50 24
CSCDA Community Improvement Authority Revenue Bonds (Þ) 325 3.600 05/01/47 237
CSCDA Community Improvement Authority Revenue Bonds (Þ) 1,250 4.000 10/01/56 858
CSCDA Community Improvement Authority Revenue Bonds 1,000 3.000 12/01/56 594
CSCDA Community Improvement Authority Revenue Bonds (Þ) 1,000 3.000 02/01/57 594
CSCDA Community Improvement Authority Revenue Bonds (Þ) 100 3.250 04/01/57 62
Dublin Community Facilities District Improvement Area No. 1 Special Tax 100 5.000 09/01/37 100

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — October 31, 2022
See accompanying notes which are an integral part of the financial statements.
538 Tax-Exempt High Yield Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Dublin Community Facilities District Improvement Area No. 1 Special Tax 340 5.000 09/01/47 321
Fairfield Community Facilities District Special Tax (Þ) 150 5.000 09/01/50 143
Foothill/Eastern Transportation Corridor Agency Revenue Bonds 10,820 4.000 01/15/46 8,840
Fremont Community Facilities District No. 1 Special Tax 1,255 5.000 09/01/26 1,288
Golden State Tobacco Securitization Corp. Revenue Bonds 1,450 3.850 06/01/50 1,236
Golden State Tobacco Securitization Corp. Revenue Bonds 63,190 Zero coupon 06/01/66 5,271
Golden Valley Unified School District Financing Authority Revenue Bonds 25 4.000 09/01/46 20
Golden Valley Unified School District Financing Authority Revenue Bonds 30 4.000 09/01/51 23
Golden Valley Unified School District Financing Authority Revenue Bonds 45 4.000 09/01/56 33
Hastings Campus Housing Finance Authority Revenue Bonds 3,500 5.000 07/01/45 2,871
Independent Cities Finance Authority Revenue Bonds (µ) 900 4.000 06/01/46 745
Inland Empire Tobacco Securitization Authority Revenue Bonds 90 3.678 06/01/38 83
Inland Empire Tobacco Securitization Corp. Revenue Bonds 2,550 Zero coupon 06/01/57 139
Irvine Unified School District Special Tax Bonds 575 5.000 03/01/57 545
Jurupa Public Financing Authority Special Tax 1,000 5.000 09/01/43 1,029
Moreno Valley Unified School District General Obligation Unlimited (µ) 1,000 3.000 08/01/50 673
M-S-R Energy Authority Revenue Bonds 2,700 6.500 11/01/39 3,075
Natomas Unified School District General Obligation Unlimited (µ) 425 4.000 08/01/42 379
Northern California Gas Authority No. 1 Revenue Bonds (USD 3 Month LIBOR +
0.720%)(Ê) 1,185 1.680 07/01/27 1,144
Orange County Community Facilities District Special Tax 100 5.000 08/15/47 97
Oxnard School District General Obligation Unlimited (~)(µ)(Ê) 465 2.000 08/01/47 466
River Islands Public Financing Authority Special Tax 50 4.000 09/01/46 39
River Islands Public Financing Authority Special Tax 230 5.250 09/01/47 215
River Islands Public Financing Authority Special Tax 100 4.000 09/01/51 76
River Islands Public Financing Authority Special Tax 330 5.000 09/01/52 293
River Islands Public Financing Authority Special Tax (µ) 1,750 5.250 09/01/52 1,817
Riverside County Public Financing Authority Tax Allocation (µ) 150 4.000 10/01/40 134
Riverside County Redevelopment Successor Agency Tax Allocation (µ) 300 4.000 10/01/39 271
Riverside County Redevelopment Successor Agency Tax Allocation (µ) 125 4.000 10/01/40 112
Sacramento Airport System Revenue Bonds 520 5.000 07/01/39 515
Sacramento County Water Financing Authority Revenue Bonds (USD 3 Month
LIBOR + 0.550%)(µ)(Ê) 175 0.785 06/01/34 162
San Diego County Regional Airport Authority Revenue Bonds (µ) 1,700 4.000 07/01/51 1,358
San Diego Unified School District General Obligation Unlimited 1,500 4.000 07/01/42 1,509
San Francisco City & County Airports Commission International Airport Revenue
Bonds 6,485 5.000 05/01/49 6,221
San Francisco City & County Redevelopment Agency Tax Allocation 1,190 5.000 08/01/35 1,228
San Gorgonio Memorial Health Care District General Obligation Unlimited 75 4.000 08/01/32 68
San Gorgonio Memorial Health Care District General Obligation Unlimited 100 4.000 08/01/33 89
San Gorgonio Memorial Health Care District General Obligation Unlimited 100 4.000 08/01/34 87
San Gorgonio Memorial Health Care District General Obligation Unlimited 100 4.000 08/01/35 86
San Gorgonio Memorial Health Care District General Obligation Unlimited 100 4.000 08/01/36 85
San Jacinto Community Facilities District Special Tax 280 5.000 09/01/33 282
San Jacinto Community Facilities District Special Tax 335 5.000 09/01/34 337
San Joaquin Hills Transportation Corridor Agency Revenue Bonds 1,000 5.000 01/15/29 1,039
San Joaquin Hills Transportation Corridor Agency Revenue Bonds 380 5.250 01/15/44 381
Silicon Valley Tobacco Securitization Authority Revenue Bonds 2,250 Zero coupon 06/01/56 148
Silicon Valley Tobacco Securitization Authority Revenue Bonds 7,300 8.018 06/01/56 527
State of California General Obligation Unlimited 2,000 5.000 08/01/46 2,046

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — October 31, 2022
See accompanying notes which are an integral part of the financial statements.
Tax-Exempt High Yield Bond Fund 539
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
State of California General Obligation Unlimited 230 4.000 04/01/49 205
State of California General Obligation Unlimited 270 5.000 04/01/49 279
Tobacco Securitization Authority of Southern California Revenue Bonds 435 5.000 06/01/48 414
Tobacco Securitization Authority of Southern California Revenue Bonds 515 5.810 06/01/54 86
Transbay Joint Powers Authority Tax Allocation 55 5.000 10/01/45 53
Transbay Joint Powers Authority Tax Allocation 10 2.400 10/01/49 9
Transbay Joint Powers Authority Tax Allocation 60 5.000 10/01/49 57
University of California Medical Center Pooled Revenue Bonds (~)(Ê) 3,700 0.030 05/15/45 3,700
University of California Revenue Bonds 450 3.000 05/15/51 303
William S Hart Union High School District Special Tax 75 5.000 09/01/47 73
135,667
Colorado - 4.5%
3rd and Havana Metropolitan District General Obligation Limited 750 5.250 12/01/49 631
Allison Valley Metropolitan District No. 1 General Obligation Limited 500 5.000 12/01/47 390
Aurora Crossroads Metropolitan District No. 2 General Obligation Limited 500 7.750 12/15/50 429
Banning Lewis Ranch Metropolitan District No. 8 General Obligation Limited 500 4.875 12/01/51 365
Banning Lewis Ranch Regional Metropolitan District No. 2 General Obligation
Limited 500 5.750 12/01/51 402
Belford North Metropolitan District General Obligation Limited 500 8.500 12/15/50 437
Bent Grass Metropolitan District General Obligation Limited (Þ) 500 5.250 12/01/49 429
BNC Metropolitan District No. 1 General Obligation Limited 1,046 7.375 12/15/47 918
Brighton Crossing Metropolitan District No. 4 General Obligation Limited 1,220 5.000 12/01/47 1,060
Brighton Crossing Metropolitan District No. 6 General Obligation Limited 500 5.000 12/01/50 394
Canyon Pines Metropolitan District Special Improvement District No. 1 Special
Assessment 2,000 3.750 12/01/40 1,444
Canyons Metropolitan District No. 5 General Obligation Limited 500 6.125 12/01/47 452
Cascade Ridge Metropolitan District General Obligation Limited 500 5.000 12/01/51 381
Castleview Metropolitan District No. 1 General Obligation Limited 500 5.000 12/01/50 366
Cherry Creek South Metropolitan District No. 5 General Obligation Limited 600 6.000 12/01/51 485
Citadel on Colfax Business Improvement District Revenue Bonds 600 5.350 12/01/50 497
Citadel on Colfax Business Improvement District Revenue Bonds 365 7.875 12/15/50 312
City & County of Denver Special Facilities Airport Revenue Bonds 2,740 5.000 10/01/32 2,635
Clear Creek Station Metropolitan District No. 2 General Obligation Unlimited 500 5.000 12/01/47 431
Cloverleaf Metropolitan District General Obligation Limited (Þ) 500 6.000 12/01/51 463
Colorado Educational & Cultural Facilities Authority Revenue Bonds (Þ) 330 5.000 10/01/49 282
Colorado Educational & Cultural Facilities Authority Revenue Bonds 500 5.000 11/01/49 435
Colorado Educational & Cultural Facilities Authority Revenue Bonds 25 4.000 05/01/51 18
Colorado Educational & Cultural Facilities Authority Revenue Bonds (Þ) 1,180 4.000 07/01/51 821
Colorado Educational & Cultural Facilities Authority Revenue Bonds 205 3.000 08/01/51 127
Colorado Educational & Cultural Facilities Authority Revenue Bonds 2,000 4.000 06/01/52 1,600
Colorado Educational & Cultural Facilities Authority Revenue Bonds 170 5.000 09/01/57 152
Colorado Educational & Cultural Facilities Authority Revenue Bonds (Þ) 435 5.000 02/01/61 328
Colorado Educational & Cultural Facilities Authority Revenue Bonds 1,300 4.000 05/01/61 888
Colorado Educational & Cultural Facilities Authority Revenue Bonds 125 4.000 10/01/61 86
Colorado Educational & Cultural Facilities Authority Revenue Bonds 175 5.000 09/01/62 153
Colorado Health Facilities Authority Revenue Bonds 515 6.000 07/01/31 493
Colorado Health Facilities Authority Revenue Bonds (~)(Ê) 1,834 5.250 07/01/32 1,427
Colorado Health Facilities Authority Revenue Bonds 810 6.000 07/01/36 762
Colorado Health Facilities Authority Revenue Bonds 275 4.000 10/01/38 242
Colorado Health Facilities Authority Revenue Bonds 400 4.000 08/01/39 338

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — October 31, 2022
See accompanying notes which are an integral part of the financial statements.
540 Tax-Exempt High Yield Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Colorado Health Facilities Authority Revenue Bonds 300 4.000 10/01/39 262
Colorado Health Facilities Authority Revenue Bonds 300 4.000 10/01/40 259
Colorado Health Facilities Authority Revenue Bonds 50 4.000 01/01/42 35
Colorado Health Facilities Authority Revenue Bonds 4,760 5.000 08/01/44 4,540
Colorado Health Facilities Authority Revenue Bonds (ae) 190 5.000 06/01/47 202
Colorado Health Facilities Authority Revenue Bonds 135 3.250 08/01/49 86
Colorado Health Facilities Authority Revenue Bonds 150 4.000 09/01/50 111
Colorado Health Facilities Authority Revenue Bonds 1,750 3.000 11/15/51 1,145
Colorado Health Facilities Authority Revenue Bonds 2,000 5.250 11/01/52 1,978
Colorado High Performance Transportation Enterprise Revenue Bonds 35 5.000 12/31/47 33
Colorado High Performance Transportation Enterprise Revenue Bonds 35 5.000 12/31/51 33
Colorado High Performance Transportation Enterprise Revenue Bonds 75 5.000 12/31/56 70
Colorado Springs Urban Renewal Authority Tax Allocation 500 5.750 12/01/47 429
Constitution Heights Metropolitan District General Obligation Limited 1,765 5.000 12/01/49 1,487
Copperleaf Metropolitan District No. 2 General Obligation Limited (~)(Ê) 500 6.000 12/15/41 447
Copperleaf Metropolitan District No. 3 General Obligation Limited 500 5.125 12/01/47 516
Copperleaf Metropolitan District No. 9 General Obligation Limited (Þ) 500 4.875 12/01/51 367
Cornerstar Metropolitan District General Obligation Limited 500 5.250 12/01/47 438
Creekside Village Metropolitan District General Obligation Limited 500 5.000 12/01/49 418
Creekwalk Marketplace Business Improvement District Revenue Bonds (Þ) 555 5.500 12/01/39 459
Creekwalk Marketplace Business Improvement District Revenue Bonds (Þ) 975 5.750 12/01/49 779
Creekwalk Marketplace Business Improvement District Revenue Bonds (Þ) 280 8.000 12/15/49 236
Denver Health & Hospital Authority Certificate of Participation 25 5.000 12/01/32 25
Denver Health & Hospital Authority Certificate of Participation 175 4.000 12/01/38 144
Denver Health & Hospital Authority Certificate of Participation 110 5.000 12/01/48 100
Denver Health & Hospital Authority Revenue Bonds (Þ) 100 5.000 12/01/26 103
Denver Health & Hospital Authority Revenue Bonds (Þ) 220 5.000 12/01/27 227
Denver Health & Hospital Authority Revenue Bonds (Þ) 230 5.000 12/01/28 236
Denver Health & Hospital Authority Revenue Bonds (Þ) 300 5.000 12/01/34 301
Denver Health & Hospital Authority Revenue Bonds (Þ) 200 4.000 12/01/35 173
Denver Health & Hospital Authority Revenue Bonds (Þ) 200 4.000 12/01/36 171
Denver Health & Hospital Authority Revenue Bonds 100 4.000 12/01/39 81
Denver Health & Hospital Authority Revenue Bonds 50 4.000 12/01/40 40
Denver Health & Hospital Authority Revenue Bonds 1,500 5.250 12/01/45 1,483
Denver International Business Center Metropolitan District No. 1 General Obligation
Unlimited 300 3.750 12/01/39 239
Denver International Business Center Metropolitan District No. 1 General Obligation
Unlimited 350 4.000 12/01/48 279
Denver Urban Renewal Authority Tax Allocation (Þ) 585 5.250 12/01/39 566
Dinosaur Ridge Metropolitan District Revenue Bonds 195 5.000 06/01/49 163
Eaton Area Park & Recreation District General Obligation Limited 725 5.250 12/01/34 726
Eaton Area Park & Recreation District General Obligation Limited 525 5.500 12/01/38 526
Fiddlers Business Improvement District General Obligation Unlimited 1,250 5.550 12/01/47 1,180
Flying Horse Metropolitan District No. 2 General Obligation Limited (µ) 520 4.000 12/01/44 450
Flying Horse Metropolitan District No. 2 General Obligation Limited (µ) 200 4.000 12/01/45 170
Four Corners Business Improvement District General Obligation Limited 500 6.000 12/01/52 421
Glen Metropolitan District No. 3 General Obligation Limited (Þ) 500 4.250 12/01/51 345
Green Gables Metropolitan District No. 2 General Obligation Limited 500 5.750 12/01/48 463
Green Valley Ranch East Metropolitan District No. 6 General Obligation Limited 1,000 5.875 12/01/50 859

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — October 31, 2022
See accompanying notes which are an integral part of the financial statements.
Tax-Exempt High Yield Bond Fund 541
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Greenspire Metropolitan District No. 1 General Obligation Limited (Þ) 500 5.125 12/01/51 406
Greenways Metropolitan District No. 1 General Obligation Limited (Þ) 500 4.625 12/01/51 358
High Plains Metropolitan District General Obligation Unlimited (µ) 25 5.000 12/01/35 26
High Plains Metropolitan District General Obligation Unlimited (µ) 250 4.000 12/01/47 211
Highlands Metropolitan District No. 1 General Obligation Limited 500 5.000 12/01/51 386
Horizon Metropolitan District No. 2 General Obligation Limited (Þ) 500 4.500 12/01/51 324
Jefferson Center Metropolitan District No. 1 Revenue Bonds 1,350 4.375 12/01/47 1,054
Jefferson Center Metropolitan District No. 1 Revenue Bonds 800 5.750 12/15/50 709
Johnstown Farms East Metropolitan District General Obligation Limited 500 5.000 12/01/51 383
Johnstown Plaza Metropolitan District General Obligation Limited (Þ) 1,700 4.250 12/01/46 1,287
Jones District Community Authority Board Revenue Bonds 500 5.750 12/01/50 373
Loretto Heights Community Authority Revenue Bonds 500 4.875 12/01/51 367
Mirabelle Metropolitan District No. 2 General Obligation Limited 700 5.000 12/01/39 618
Mirabelle Metropolitan District No. 2 General Obligation Limited 500 5.000 12/01/49 411
Murphy Creek Metropolitan District No. 4 General Obligation Limited 850 5.000 12/01/51 650
Murphy Creek Metropolitan District No. 5 General Obligation Limited 500 6.000 12/01/52 445
Nexus North at DIA Metropolitan District General Obligation Limited 500 5.000 12/01/51 396
North Range Metropolitan District No. 2 General Obligation Limited 500 5.750 12/01/47 468
Northglenn Urban Renewal Authority Tax Allocation 20 4.000 12/01/32 18
Northglenn Urban Renewal Authority Tax Allocation 20 4.000 12/01/33 18
Northglenn Urban Renewal Authority Tax Allocation 10 4.000 12/01/34 9
Northglenn Urban Renewal Authority Tax Allocation 30 4.000 12/01/36 26
Northglenn Urban Renewal Authority Tax Allocation 10 4.000 12/01/38 9
Parkdale Community Authority Revenue Bonds 500 5.250 12/01/50 410
Parkdale Community Authority Revenue Bonds 500 7.750 12/15/50 427
Powhaton Community Authority Revenue Bonds 500 5.000 12/01/51 385
Prairie Center Metropolitan District No. 3 Revenue Bonds (Þ) 500 5.000 12/15/41 442
Prairie Center Metropolitan District No. 7 General Obligation Limited (Þ) 1,425 4.875 12/15/44 1,163
Pronghorn Valley Metropolitan District General Obligation Limited 515 3.750 12/01/41 369
Pueblo Urban Renewal Authority Tax Allocation (Þ) 100 Zero coupon 12/01/25 82
Pueblo Urban Renewal Authority Tax Allocation (Þ) 350 4.750 12/01/45 269
Raindance Metropolitan District No. 1 Revenue Bonds 1,000 5.000 12/01/40 864
RRC Metropolitan District No. 2 Revenue Bonds 500 5.250 12/01/51 385
Second Creek Farm Metropolitan District No. 3 General Obligation Limited 500 5.000 12/01/49 418
Senac South Metropolitan District No. 1 General Obligation Limited 625 5.250 12/01/51 491
South Timnath Metropolitan District No. 1 General Obligation Limited 720 5.500 12/01/48 620
Southlands Metropolitan District No. 1 General Obligation Unlimited 1,000 5.000 12/01/37 924
Southlands Metropolitan District No. 1 General Obligation Unlimited 1,000 5.000 12/01/47 863
State Vrain Lakes Metropolitan District No. 2 General Obligation Limited 500 5.125 12/01/47 435
Sterling Hills West Metropolitan District General Obligation Limited 100 5.000 12/01/39 102
Sterling Ranch Community Authority Board Revenue Bonds 500 5.000 12/01/47 511
Takoda Metropolitan District General Obligation Bonds 500 6.000 12/01/50 514
Timnath Ranch Metropolitan District No. 4 General Obligation Unlimited 500 5.250 12/01/37 462
Village at Southgate Metropolitan District General Obligation Limited (Þ) 1,375 5.625 12/01/48 1,235
Waterview II Metropolitan District General Obligation Limited 500 5.000 12/01/51 395
Westerly Metropolitan District No. 4 General Obligation Limited 500 5.000 12/01/50 396
Westown Metropolitan District General Obligation Limited 500 5.000 12/01/47 516
Whispering Pines Metropolitan District No. 1 General Obligation Limited 500 7.375 12/15/47 429

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — October 31, 2022
See accompanying notes which are an integral part of the financial statements.
542 Tax-Exempt High Yield Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Windler Public Improvement Authority Revenue Bonds (Þ) 600 Zero coupon 12/01/51 286
Windler Public Improvement Authority Revenue Bonds (Þ) 750 4.125 12/01/51 466
Winsome Metropolitan District No. 3 General Obligation Limited (Þ) 500 5.125 12/01/50 378
68,063
Connecticut - 0.9%
City of Hartford General Obligation Unlimited 180 5.000 04/01/29 180
City of Hartford General Obligation Unlimited 1,000 5.000 04/01/31 1,006
City of New Haven General Obligation Unlimited 100 5.500 08/01/34 106
City of New Haven General Obligation Unlimited 100 5.500 08/01/37 105
City of New Haven General Obligation Unlimited 1,000 5.500 08/01/38 1,048
City of New Haven General Obligation Unlimited 470 4.000 08/01/40 408
City of West Haven General Obligation Unlimited 400 5.000 11/01/32 418
City of West Haven General Obligation Unlimited 700 5.000 11/01/37 723
Connecticut State Health & Educational Facilities Authority Revenue Bonds 3,535 4.000 07/01/39 2,789
Connecticut State Health & Educational Facilities Authority Revenue Bonds (Þ) 1,000 5.000 07/01/39 876
Connecticut State Health & Educational Facilities Authority Revenue Bonds 720 4.000 07/01/41 582
Connecticut State Health & Educational Facilities Authority Revenue Bonds (Þ) 100 5.000 01/01/45 90
Connecticut State Health & Educational Facilities Authority Revenue Bonds 1,250 4.000 07/01/51 924
Connecticut State Health & Educational Facilities Authority Revenue Bonds 205 5.375 07/01/52 185
Connecticut State Health & Educational Facilities Authority Revenue Bonds (Þ) 900 5.000 01/01/55 771
Hartford Stadium Authority Revenue Bonds 250 5.000 02/01/36 238
Hartford Stadium Authority Revenue Bonds 155 4.000 02/01/42 121
Mohegan Tribal Finance Authority Revenue Bonds (Þ) 600 7.000 02/01/45 603
State of Connecticut General Obligation Unlimited 385 5.000 06/15/27 411
State of Connecticut General Obligation Unlimited 145 5.000 06/15/28 157
State of Connecticut General Obligation Unlimited 120 5.000 06/15/29 129
State of Connecticut General Obligation Unlimited 1,500 5.000 06/15/31 1,598
State of Connecticut General Obligation Unlimited 25 5.000 06/15/32 27
Steel Point Infrastructure Improvement District Tax Allocation 100 4.000 04/01/51 74
Town of Hamden Revenue Bonds 750 7.000 01/01/53 735
14,304
Delaware - 0.1%
Delaware State Economic Development Authority Revenue Bonds 215 5.000 11/15/48 197
Delaware State Economic Development Authority Revenue Bonds 45 5.000 08/01/49 39
Delaware State Economic Development Authority Revenue Bonds 100 5.000 09/01/50 95
Delaware State Economic Development Authority Revenue Bonds 75 4.000 06/01/52 53
Delaware State Economic Development Authority Revenue Bonds 40 5.000 08/01/54 34
Delaware State Economic Development Authority Revenue Bonds 75 4.000 06/01/57 51
Delaware State Health Facilities Authority Revenue Bonds 335 4.000 07/01/43 288
Town of Bridgeville Special Tax 335 4.000 07/01/35 294
1,051
District of Columbia - 1.0%
District of Columbia General Obligation Unlimited 215 4.000 06/01/37 210
District of Columbia Revenue Bonds 2,510 5.000 10/01/35 2,424
District of Columbia Revenue Bonds 750 5.000 07/01/37 661
District of Columbia Revenue Bonds 35 4.000 07/01/44 29
District of Columbia Revenue Bonds 1,000 5.000 07/01/47 901
District of Columbia Revenue Bonds 75 4.000 07/01/49 59
District of Columbia Revenue Bonds 1,000 5.000 06/01/50 895

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — October 31, 2022
See accompanying notes which are an integral part of the financial statements.
Tax-Exempt High Yield Bond Fund 543
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
District of Columbia Revenue Bonds (Þ) 500 5.000 06/01/51 429
District of Columbia Tobacco Settlement Financing Corp. Revenue Bonds 4,000 7.666 06/15/46 773
Metropolitan Washington Airports Authority Aviation Revenue Bonds 1,000 5.000 10/01/44 983
Metropolitan Washington Airports Authority Dulles Toll Road Revenue Bonds 1,510 4.000 10/01/44 1,260
Metropolitan Washington Airports Authority Dulles Toll Road Revenue Bonds 7,620 4.000 10/01/49 6,127
Metropolitan Washington Airports Authority Dulles Toll Road Revenue Bonds (µ) 1,280 3.000 10/01/50 812
Metropolitan Washington Airports Authority Dulles Toll Road Revenue Bonds 100 4.000 10/01/53 79
15,642
Florida - 10.1%
Abbott Square Community Development District Special Assessment 115 5.500 06/15/52 107
Alachua County Health Facilities Authority Revenue Bonds 1,500 4.000 10/01/46 1,123
Anthem Park Community Development District Special Assessment 130 4.750 05/01/36 121
Armstrong Community Development District Special Assessment 30 4.000 11/01/40 25
Armstrong Community Development District Special Assessment 165 4.000 11/01/50 125
Artisan Lakes East Community Development District Special Assessment (Þ) 160 2.300 05/01/26 145
Artisan Lakes East Community Development District Special Assessment (Þ) 250 2.750 05/01/31 204
Artisan Lakes East Community Development District Special Assessment (Þ) 945 3.125 05/01/41 655
Artisan Lakes East Community Development District Special Assessment (Þ) 450 4.000 05/01/51 338
Astonia Community Development District Special Assessment (Þ) 1,380 3.200 05/01/41 969
Astonia Community Development District Special Assessment (Þ) 75 4.000 05/01/52 56
Avalon Groves Community Development District Special Assessment 50 3.125 05/01/41 35
Avalon Groves Community Development District Special Assessment 25 3.375 05/01/41 18
Avalon Groves Community Development District Special Assessment 150 6.000 05/01/48 151
Avalon Groves Community Development District Special Assessment 25 4.000 05/01/51 19
Avalon Park West Community Development District Special Assessment (Þ) 100 5.625 05/01/52 95
Avelar Creek Community Development District Special Assessment 95 4.000 05/01/36 86
Aviary at Rutland Ranch Community Development District Special Assessment (Þ) 100 4.500 06/01/39 90
Aviary at Rutland Ranch Community Development District Special Assessment (Þ) 100 4.625 06/01/49 85
Babcock Ranch Community Independent Special District Special Assessment
Revenue Bonds 100 5.000 11/01/31 99
Babcock Ranch Community Independent Special District Special Assessment
Revenue Bonds (Þ) 1,065 5.000 11/01/39 1,005
Babcock Ranch Community Independent Special District Special Assessment
Revenue Bonds (Þ) 1,250 3.200 05/01/41 878
Babcock Ranch Community Independent Special District Special Assessment
Revenue Bonds 500 5.000 05/01/42 460
Babcock Ranch Community Independent Special District Special Assessment
Revenue Bonds (Þ) 1,245 4.000 05/01/52 925
Babcock Ranch Community Independent Special District Special Assessment
Revenue Bonds 500 5.000 05/01/53 446
Balm Grove Community Development District Special Assessment 175 4.000 11/01/42 139
Balm Grove Community Development District Special Assessment 175 4.125 11/01/51 133
Bannon Lakes Community Development District Special Assessment 100 5.000 11/01/48 89
Bannon Lakes Community Development District Special Assessment 150 4.000 05/01/53 112
Bartram Park Community Development District Special Assessment 465 4.250 05/01/29 469
Bartram Park Community Development District Special Assessment 485 4.500 05/01/35 457
Bay Laurel Center Community Development District Special Assessment 90 4.000 05/01/37 79
Baywinds Community Development District Special Assessment 175 4.250 05/01/37 158
Beaumont Community Development District Special Assessment (Þ) 90 6.375 11/01/49 87
Berry Bay Community Development District Special Assessment 205 2.625 05/01/26 187
Biscayne Drive Estates Community Development District Special Assessment (Þ) 100 6.000 06/15/52 96

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — October 31, 2022
See accompanying notes which are an integral part of the financial statements.
544 Tax-Exempt High Yield Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Black Creek Community Development District Special Assessment 75 5.625 06/15/52 70
Black Creek Community Developments District Special Assessment 25 3.750 06/15/40 19
Black Creek Community Developments District Special Assessment 50 4.000 06/15/50 38
Blue Lake Community Development District Special Assessment 100 4.250 06/15/39 87
Bonterra Community Development District Special Assessment 1,570 4.125 05/01/47 1,319
Bonterra Community Development District Special Assessment 605 5.000 05/01/47 545
Botaniko Community Development District Special Assessment 30 3.625 05/01/40 23
Bridgewalk Community Development District Special Assessment (Þ) 365 4.000 06/15/52 272
Bridgewater North Community Development District Special Assessment (Þ) 125 4.000 05/01/52 93
Brightwater Community Development District Revenue Bonds 250 3.150 05/01/41 174
Brookstone Community Development District Special Assessment (Þ) 45 3.875 11/01/23 44
Brookstone Community Development District Special Assessment (Þ) 250 5.625 05/01/52 233
Buckhead Trails Community Development District Special Assessment (Þ) 100 5.625 05/01/42 92
Buckhead Trails Community Development District Special Assessment (Þ) 100 5.750 05/01/52 91
Buena Lago Community Development District Revenue Bonds 100 5.500 05/01/52 96
Campo Bello Community Development District Special Assessment 100 4.000 12/15/39 84
Campo Bello Community Development District Special Assessment 150 4.000 12/15/49 115
Capital Trust Agency, Inc. Revenue Bonds (Þ) 2,000 4.500 01/01/35 1,564
Capital Trust Agency, Inc. Revenue Bonds 25 5.000 08/01/40 24
Capital Trust Agency, Inc. Revenue Bonds (Þ) 325 5.000 06/01/41 277
Capital Trust Agency, Inc. Revenue Bonds (Þ) 300 5.250 12/01/43 263
Capital Trust Agency, Inc. Revenue Bonds (Þ) 1,255 5.000 12/15/49 1,064
Capital Trust Agency, Inc. Revenue Bonds (Þ) 100 4.000 07/01/51 66
Capital Trust Agency, Inc. Revenue Bonds 50 5.000 08/01/55 45
Capital Trust Agency, Inc. Revenue Bonds (Þ) 100 4.000 07/01/56 64
Capital Trust Agency, Inc. Revenue Bonds (Þ) 150 5.000 12/01/56 106
Capital Trust Agency, Inc. Revenue Bonds (Þ) 4,105 5.250 12/01/58 3,380
Capital Trust Agency, Inc. Revenue Bonds 4,000 1.798 01/01/60 173
Caribe Palm Community Development District Special Assessment 94 4.000 05/01/25 94
Caribe Palm Community Development District Special Assessment 97 4.000 05/01/26 97
Caribe Palm Community Development District Special Assessment 545 4.500 05/01/35 519
Celebration Community Development District Special Assessment 590 3.125 05/01/41 409
Centre Lake Community Development District Special Assessment (Þ) 1,025 4.000 05/01/52 764
Century Gardens at Tamiami Community Development District Special Assessment 535 4.125 11/01/38 463
Century Gardens at Tamiami Community Development District Special Assessment 1,560 4.250 11/01/48 1,287
CFM Community Development District Special Assessment 590 4.000 05/01/51 443
Chapel Creek Community Development District Special Assessment (Þ) 45 3.375 05/01/41 33
Chapel Creek Community Development District Special Assessment (Þ) 70 4.000 05/01/52 52
Charles Cove Community Development District Special Assessment 100 4.000 05/01/52 75
Charlotte County Industrial Development Authority Revenue Bonds (Þ) 230 5.500 10/01/36 219
Charlotte County Industrial Development Authority Revenue Bonds (Þ) 350 5.000 10/01/49 295
Charlotte County Industrial Development Authority Revenue Bonds (Þ) 1,750 4.000 10/01/51 1,170
City of Atlantic Beach Revenue Bonds 1,000 5.000 11/15/37 990
City of Cape Coral Water & Sewer Revenue Bonds 1,000 4.000 10/01/36 951
City of Palmetto Revenue Bonds 75 5.250 06/01/52 67
City of Palmetto Revenue Bonds 150 5.375 06/01/57 135
City of Palmetto Revenue Bonds 125 5.625 06/01/62 115
City of Pompano Beach Revenue Bonds 135 1.450 01/01/27 115

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — October 31, 2022
See accompanying notes which are an integral part of the financial statements.
Tax-Exempt High Yield Bond Fund 545
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
City of Tampa Revenue Bonds 960 5.000 04/01/45 964
Cityplace Community Development District Special Assessment Revenue Bonds (µ) 1,550 4.562 05/01/46 1,282
Coddington Community Development District Special Assessment (Þ) 100 5.750 05/01/52 96
Collier County Health Facilities Authority Revenue Bonds 1,000 4.000 05/01/52 787
Concord Station Community Development District Special Assessment 275 3.625 05/01/35 235
Concord Station Community Development District Special Assessment 285 3.750 05/01/46 221
Concord Station Community Development District Special Assessment 100 4.750 05/01/46 88
Coral Bay Lee County Community Development District Special Assessment (Þ) 50 5.625 05/01/52 47
Coral Keys Homes Community Development District Special Assessment 35 4.000 05/01/40 29
Coral Keys Homes Community Development District Special Assessment 50 4.000 05/01/50 38
Cordova Palms Community Development District Special Assessment (Þ) 1,015 5.400 05/01/42 958
Cordova Palms Community Development District Special Assessment (Þ) 1,940 4.000 05/01/52 1,451
Corkscrew Farms Community Development District Special Assessment (Þ) 50 5.000 11/01/38 46
Corkscrew Farms Community Development District Special Assessment (Þ) 100 5.125 11/01/50 89
Coronado Community Development District Special Assessment 25 4.000 05/01/31 23
Coronado Community Development District Special Assessment 44 4.250 05/01/38 38
Country Greens Community Development District Special Assessment 50 3.200 05/01/25 48
Country Greens Community Development District Special Assessment 345 3.875 05/01/31 310
Country Greens Community Development District Special Assessment 130 4.000 05/01/34 120
County of Broward Port Facilities Revenue Bonds 1,950 4.000 09/01/44 1,658
County of Broward Port Facilities Revenue Bonds 2,000 5.250 09/01/47 2,020
County of Lake Revenue Bonds 500 5.750 08/15/50 415
County of Monroe  Airport Revenue Bonds 2,250 5.000 10/01/52 2,048
County of Osceola Transportation Revenue Bonds (ae) 3,700 6.000 10/01/36 3,867
County of Osceola Transportation Revenue Bonds 1,340 5.000 10/01/44 1,239
Creekview Community Development District Special Assessment 300 4.750 05/01/53 252
Cross Creek North Community Development District Special Assessment 200 4.500 05/01/52 163
Crossings Community Development District Special Assessment (Þ) 175 5.125 05/01/52 156
Cypress Park Estates Community Development District Special Assessment (Þ) 100 5.000 05/01/42 90
Cypress Park Estates Community Development District Special Assessment (Þ) 100 5.125 05/01/52 88
Davenport Road South Community Development District Special Assessment (Þ) 100 5.000 11/01/38 94
Davenport Road South Community Development District Special Assessment (Þ) 150 5.125 11/01/48 136
Deer Run Community Development District Special Assessment 190 5.400 05/01/39 181
Deer Run Community Development District Special Assessment 200 5.500 05/01/44 188
Durbin Crossing Community Development District Special Assessment (µ) 75 3.750 05/01/34 71
Durbin Crossing Community Development District Special Assessment (µ) 120 4.000 05/01/37 113
DW Bayview Community Development District Special Assessment (Þ) 75 3.375 05/01/41 55
Eagle Hammock Community Development District Special Assessment 255 5.375 05/01/52 239
Eagle Pointe Community Development District Special Assessment (Þ) 50 4.125 05/01/40 42
Eagle Pointe Community Development District Special Assessment (Þ) 225 4.125 05/01/51 173
East 547 Community Development District Special Assessment 50 4.000 05/01/51 38
East Bonita Beach Road Community Development District Special Assessment (Þ) 625 5.000 11/01/38 591
East Nassau Stewardship District Special Assessment 1,280 3.500 05/01/41 942
Eden Hills Community Development District Special Assessment 50 4.000 05/01/42 40
Eden Hills Community Development District Special Assessment 100 4.125 05/01/52 76
Edgewater East Community Development District Special Assessment 75 3.600 05/01/41 56
Edgewater East Community Development District Special Assessment 150 4.000 05/01/42 121
Edgewater East Community Development District Special Assessment 150 4.000 05/01/51 113

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — October 31, 2022
See accompanying notes which are an integral part of the financial statements.
546 Tax-Exempt High Yield Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Edgewater East Community Development District Special Assessment 470 4.000 05/01/52 350
Elevation Pointe Community Development District Special Assessment (Þ) 700 4.400 05/01/42 599
Enclave at Black Point Marina Community Development District Special Assessment
Bonds 130 3.000 05/01/24 128
Enclave at Black Point Marina Community Development District Special Assessment
Bonds 135 3.250 05/01/25 129
Enclave at Black Point Marina Community Development District Special Assessment
Bonds 140 3.500 05/01/26 132
Enclave at Black Point Marina Community Development District Special Assessment
Bonds 790 3.750 05/01/31 702
Enclave at Black Point Marina Community Development District Special Assessment
Bonds 1,170 4.000 05/01/37 1,019
Entrada Community Development District Special Assessment (Þ) 100 4.000 05/01/52 75
Escambia County Health Facilities Authority Revenue Bonds 580 4.000 08/15/45 457
Escambia County Health Facilities Authority Revenue Bonds (µ) 255 3.000 08/15/50 155
Escambia County Health Facilities Authority Revenue Bonds 3,625 4.000 08/15/50 2,752
Esplanade Lake Club Community Development District Special Assessment 355 4.125 11/01/50 275
Fallschase Community Development District Special Assessment 100 3.375 05/01/41 74
Fallschase Community Development District Special Assessment 570 4.000 05/01/52 430
Fishhawk Ranch Community Development District Special Assessment (µ) 70 3.000 11/01/41 49
Florida Development Finance Corp. Revenue Bonds (~)(ae)(Ê)(Þ) 2,500 7.250 10/03/23 2,447
Florida Development Finance Corp. Revenue Bonds (Þ) 100 2.375 06/01/27 88
Florida Development Finance Corp. Revenue Bonds (Þ) 200 5.250 06/15/29 189
Florida Development Finance Corp. Revenue Bonds (Þ) 100 5.000 06/01/40 87
Florida Development Finance Corp. Revenue Bonds (Þ) 100 4.000 06/30/46 70
Florida Development Finance Corp. Revenue Bonds (~)(ae)(Ê)(Þ) 115 6.250 01/01/49 109
Florida Development Finance Corp. Revenue Bonds (~)(ae)(Ê)(Þ) 870 6.375 01/01/49 783
Florida Development Finance Corp. Revenue Bonds (~)(ae)(Ê)(Þ) 3,465 6.500 01/01/49 3,049
Florida Development Finance Corp. Revenue Bonds (Þ) 2,295 7.375 01/01/49 1,937
Florida Development Finance Corp. Revenue Bonds (Þ) 100 5.000 06/01/50 80
Florida Development Finance Corp. Revenue Bonds (Þ) 125 5.250 06/01/50 107
Florida Development Finance Corp. Revenue Bonds (Þ) 115 5.000 09/15/50 97
Florida Development Finance Corp. Revenue Bonds 125 5.000 06/01/51 96
Florida Development Finance Corp. Revenue Bonds (Þ) 500 4.000 07/01/51 355
Florida Development Finance Corp. Revenue Bonds 940 5.000 01/02/52 785
Florida Development Finance Corp. Revenue Bonds 2,500 5.000 02/01/52 2,127
Florida Development Finance Corp. Revenue Bonds 1,150 5.000 06/15/52 1,023
Florida Development Finance Corp. Revenue Bonds (Þ) 405 5.500 07/01/52 333
Florida Development Finance Corp. Revenue Bonds (Þ) 250 5.875 08/15/52 212
Florida Development Finance Corp. Revenue Bonds (Þ) 350 5.125 10/01/52 297
Florida Development Finance Corp. Revenue Bonds (Þ) 100 4.000 06/01/55 64
Florida Development Finance Corp. Revenue Bonds (Þ) 160 5.000 06/01/55 128
Florida Development Finance Corp. Revenue Bonds (Þ) 220 5.250 06/01/55 186
Florida Development Finance Corp. Revenue Bonds (Þ) 200 4.000 06/30/56 128
Florida Development Finance Corp. Revenue Bonds (Þ) 315 5.625 07/01/56 258
Florida Development Finance Corp. Revenue Bonds (Þ) 175 5.250 10/01/56 148
Florida Development Finance Corp. Revenue Bonds (Þ) 225 6.000 08/15/57 191
Florida Higher Educational Facilities Financial Authority Revenue Bonds 150 5.000 03/01/44 127
Florida Higher Educational Facilities Financial Authority Revenue Bonds (Þ) 1,350 5.000 06/01/48 1,102
Florida Higher Educational Facilities Financial Authority Revenue Bonds 315 5.000 03/01/49 259
Flow Way Community Development District Special Assessment 100 5.000 11/01/47 90

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — October 31, 2022
See accompanying notes which are an integral part of the financial statements.
Tax-Exempt High Yield Bond Fund 547
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Fontainbleau Lakes Community Development District Special Assessment 45 4.000 05/01/31 42
Forest Lake Community Development District Special Assessment (Þ) 700 5.375 05/01/42 654
Forest Lake Community Development District Special Assessment (Þ) 620 5.500 05/01/52 571
Gracewater Sarasota Community Development District Special Assessment (Þ) 100 4.000 05/01/52 75
Grand Bay at Doral Community Development District Special Assessment 65 4.750 05/01/36 61
Grand Bay at Doral Community Development District Special Assessment 65 5.000 05/01/46 59
Grand Oaks Community Development District Special Assessment (Þ) 100 4.000 11/01/51 75
Greater Orlando Aviation Authority Revenue Bonds 750 5.000 11/15/36 721
Greater Orlando Aviation Authority Revenue Bonds 170 5.000 10/01/47 162
Grove Resort Community Development District Special Assessment (Þ) 50 4.000 05/01/52 37
Gulfstream Polo Community Development District Special Assessment 150 4.375 11/01/49 122
Hacienda Lakes Community Development District Special Assessment 100 4.625 05/01/46 86
Hammock Reserve Community Development District Special Assessment (Þ) 50 4.700 05/01/42 44
Hammock Reserve Community Development District Special Assessment (Þ) 165 5.000 05/01/52 143
Harbor Bay Community Development District Special Assessment 100 3.750 05/01/34 84
Harbor Bay Community Development District Special Assessment 105 3.875 05/01/39 86
Harbor Bay Community Development District Special Assessment 100 4.100 05/01/48 78
Harmony West Community Development District Special Assessment (Þ) 1,185 5.250 05/01/49 1,082
Hawks Point Community Development District Special Assessment (Þ) 185 4.250 05/01/35 172
Hawkstone Community Development District Special Assessment 100 3.875 11/01/39 81
Hawkstone Community Development District Special Assessment 100 4.000 11/01/51 76
Heights Community Development District County of Hillsborough Special
Assessment 150 5.000 01/01/38 142
Heights Community Development District County of Hillsborough Special
Assessment 300 5.000 01/01/50 267
Herons Glen Recreation District Special Assessment (µ) 105 2.500 05/01/40 71
Herons Glen Recreation District Special Assessment (µ) 60 4.000 05/01/45 52
Herons Glen Recreation District Special Assessment (µ) 80 4.000 05/01/50 68
Highlands Community Development District Special Assessment 200 4.250 05/01/36 179
Highlands Meadows II Community Development District Special Assessment 415 5.375 11/01/37 403
Highlands Meadows II Community Development District Special Assessment 100 5.500 11/01/47 94
Highlands Meadows West Community Development District Special Assessment 25 3.625 05/01/40 19
Highlands Meadows West Community Development District Special Assessment 35 4.000 05/01/50 27
Hillcrest Community Development District Special Assessment 100 5.000 11/01/48 90
Hills Minneola Community Development District Special Assessment (Þ) 60 4.000 05/01/40 50
Hills Minneola Community Development District Special Assessment (Þ) 130 4.000 05/01/50 98
Hillsborough County Industrial Development Authority Revenue Bonds 3,360 4.000 08/01/50 2,547
Hillsborough County Industrial Development Authority Revenue Bonds 1,640 4.000 08/01/55 1,211
Isles of Bartram Park Community Development District Special Assessment 155 4.625 11/01/37 142
K-Bar Ranch II Community Development District Special Assessment (Þ) 185 4.500 05/01/38 167
K-Bar Ranch II Community Development District Special Assessment 100 3.125 05/01/41 69
K-Bar Ranch II Community Development District Special Assessment (Þ) 275 4.625 05/01/48 235
K-Bar Ranch II Community Development District Special Assessment 165 4.000 05/01/51 124
Kindred Community Development District II Special Assessment 100 3.750 05/01/50 72
Kingman Gate Community Development District Special Assessment 85 4.000 06/15/40 71
Kingman Gate Community Development District Special Assessment 60 4.000 06/15/50 46
Lake Deer Community Development District Special Assessment 275 5.625 05/01/53 243
Lake Frances Community Development District Special Assessment 87 3.000 05/01/26 81
Lake Frances Community Development District Special Assessment 492 4.000 05/01/31 454

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — October 31, 2022
See accompanying notes which are an integral part of the financial statements.
548 Tax-Exempt High Yield Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Lake Frances Community Development District Special Assessment 689 4.000 05/01/37 602
Lakeshore Ranch Community Development District Special Assessment 55 3.125 05/01/24 53
Lakewood Ranch Stewardship District Special Assessment 100 4.250 05/01/26 98
Lakewood Ranch Stewardship District Special Assessment (µ) 100 2.500 05/01/33 80
Lakewood Ranch Stewardship District Special Assessment 915 4.875 05/01/35 876
Lakewood Ranch Stewardship District Special Assessment 100 5.000 05/01/36 96
Lakewood Ranch Stewardship District Special Assessment (µ) 100 2.625 05/01/37 74
Lakewood Ranch Stewardship District Special Assessment (Þ) 100 5.000 05/01/37 95
Lakewood Ranch Stewardship District Special Assessment 150 5.250 05/01/37 146
Lakewood Ranch Stewardship District Special Assessment 360 5.125 05/01/46 330
Lakewood Ranch Stewardship District Special Assessment (Þ) 100 5.125 05/01/47 92
Lakewood Ranch Stewardship District Special Assessment 175 5.375 05/01/47 163
Lakewood Ranch Stewardship District Special Assessment 240 5.450 05/01/48 225
Lakewood Ranch Stewardship District Special Assessment 100 4.000 05/01/49 77
Lakewood Ranch Stewardship District Special Assessment (Þ) 100 3.900 05/01/50 73
Lakewood Ranch Stewardship District Special Assessment 100 4.000 05/01/50 76
Lakewood Ranch Stewardship District Special Assessment 145 3.875 05/01/51 104
Lakewood Ranch Stewardship District Special Assessment (Þ) 100 4.000 05/01/52 75
Lakewood Ranch Stewardship District Special Assessment 800 4.000 05/01/52 596
Landings at Miami Community Development District Special Assessment (Þ) 100 4.625 11/01/38 91
Landings at Miami Community Development District Special Assessment (Þ) 100 4.750 11/01/48 87
Landmark at Doral Community Development District Special Assessment 35 3.375 05/01/30 31
Landmark at Doral Community Development District Special Assessment 110 3.000 05/01/35 85
Landmark at Doral Community Development District Special Assessment 110 3.000 05/01/38 81
Landmark at Doral Community Development District Special Assessment 50 4.000 05/01/38 42
Lee County Industrial Development Authority Revenue Bonds (Þ) 1,640 5.625 12/01/37 1,241
Lee County Industrial Development Authority Revenue Bonds 100 5.250 10/01/52 83
Lee County Industrial Development Authority Revenue Bonds 325 5.250 10/01/57 265
LT Ranch Community Development District Special Assessment 200 4.000 05/01/50 152
LTC Ranch West Residential Community Development District Special Assessment 175 3.250 05/01/31 149
LTC Ranch West Residential Community Development District Special Assessment 50 3.450 05/01/41 37
Lucerne Park Community Development District Special Assessment 95 4.625 05/01/39 86
Lucerne Park Community Development District Special Assessment 95 4.750 05/01/50 82
Mandarin Grove Community Development District Special Assessment (Þ) 175 6.625 05/01/53 171
McJunkin Parkland Community Development District Special Assessment (Þ) 200 5.125 11/01/38 193
McJunkin Parkland Community Development District Special Assessment (Þ) 250 5.250 11/01/49 231
Meadow Pointe III Community Development District Special Assessment 115 3.500 05/01/24 114
Meadow Pointe III Community Development District Special Assessment 520 4.400 05/01/31 494
Meadow Pointe IV Community Development District Special Assessment 115 3.400 05/01/24 114
Meadow Pointe IV Community Development District Special Assessment 115 3.400 05/01/25 110
Meadow Pointe IV Community Development District Special Assessment 655 4.100 05/01/30 612
Meadow View at Twin Creeks Community Development District Special Assessment 100 3.750 05/01/52 70
Meadow View at Twin Creeks Community Development District Special Assessment 100 4.000 05/01/52 75
Mediterranea Community Development District Special Assessment 100 5.000 05/01/48 90
Miami Beach Health Facilities Authority Revenue Bonds 1,750 5.125 07/01/38 1,496
Miami Beach Health Facilities Authority Revenue Bonds 2,250 5.000 11/15/39 2,201
Miami Beach Health Facilities Authority Revenue Bonds 1,000 4.000 11/15/46 789
Miami World Center Community Development District Special Assessment 400 5.125 11/01/39 383

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — October 31, 2022
See accompanying notes which are an integral part of the financial statements.
Tax-Exempt High Yield Bond Fund 549
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Miami World Center Community Development District Special Assessment 1,150 5.250 11/01/49 1,072
Miami-Dade County Industrial Development Authority Revenue Bonds (Þ) 130 5.250 07/01/52 107
Miami-Dade County Industrial Development Authority Revenue Bonds (Þ) 185 5.500 07/01/61 151
Mid-Bay Bridge Authority Revenue Bonds 1,000 5.000 10/01/40 965
Midtown Miami Community Development District Special Assessment 100 5.000 05/01/29 100
Mirada Community Development District Special Assessment 175 3.250 05/01/32 146
Mirada II Community Development District Special Assessment 125 3.500 05/01/41 91
Mirada II Community Development District Special Assessment 125 4.000 05/01/51 93
Mirada II Community Development District Special Assessment 275 5.750 05/01/53 261
Moody River Estates Community Development District Special Assessment 500 4.000 05/01/31 472
Naples Reserve Community Development District Special Assessment (Þ) 40 5.000 11/01/38 38
Naples Reserve Community Development District Special Assessment (Þ) 190 5.125 11/01/48 174
New Port Tampa Bay Community Development District Special Assessment 455 2.875 05/01/26 418
North Arkansas-1 Pasco Community Development District Special Assessment (Þ) 100 4.000 05/01/52 74
North Park Isle Community Development District Special Assessment 100 3.375 11/01/41 72
North Park Isle Community Development District Special Assessment 150 4.000 11/01/51 113
North Powerline Road Community Development District Special Assessment (Þ) 200 5.625 05/01/52 181
Oak Creek Community Development District Special Assessment 190 3.850 05/01/25 185
Oak Creek Community Development District Special Assessment 200 4.000 05/01/26 199
Ocala Preserve Community Development District Special Assessment 1,175 3.100 11/01/41 812
Orange Blossom Ranch Community Development District Special Assessment 140 4.850 05/01/39 130
Orange Blossom Ranch Community Development District Special Assessment 215 5.000 05/01/49 192
Orchid Grove Community Development District Special Assessment 1,245 5.000 05/01/36 1,201
Osceola Chain Lakes Community Development District Special Assessment 100 4.000 05/01/40 83
Palm Beach County Health Facilities Authority Revenue Bonds (Þ) 600 11.500 07/01/27 575
Palm Beach County Health Facilities Authority Revenue Bonds 175 4.000 06/01/36 142
Palm Beach County Health Facilities Authority Revenue Bonds 200 5.000 11/01/47 183
Palm Beach County Health Facilities Authority Revenue Bonds 300 4.250 06/01/56 213
Palm Coast Park Community Development District Special Assessment 730 3.125 05/01/41 503
Palm Coast Park Community Development District Special Assessment 2,400 4.000 05/01/52 1,793
Palm Glades Community Development District Special Assessment 350 3.750 05/01/31 317
Palm Glades Community Development District Special Assessment 185 4.000 11/01/38 164
Palm Glades Community Development District Special Assessment 120 5.000 05/01/39 114
Palm Glades Community Development District Special Assessment 250 4.200 11/01/48 211
Parkland Preserve Community Development District Special Assessment 40 5.500 11/01/32 39
Parkland Preserve Community Development District Special Assessment 490 5.250 05/01/39 467
Parkland Preserve Community Development District Special Assessment 340 5.375 05/01/50 316
Parkway Center Community Development District Special Assessment Revenue
Bonds 130 4.375 05/01/31 121
Parkway Center Community Development District Special Assessment Revenue
Bonds 175 4.700 05/01/49 152
Parrish Plantation Community Development District Special Assessment (Þ) 100 5.500 05/01/52 92
Paseo Community Development District Capital Improvements Special Assessment
Revenue Bonds 195 4.375 05/01/36 177
Pinellas County Industrial Development Authority Revenue Bonds 100 5.000 07/01/39 92
Portico Community Development District Special Assessment 25 3.625 05/01/40 19
Preserve at South Branch Community Development District Special Assessment
Bonds 535 5.250 11/01/38 513
Preserve at South Branch Community Development District Special Assessment
Bonds 100 4.000 11/01/39 85

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — October 31, 2022
See accompanying notes which are an integral part of the financial statements.
550 Tax-Exempt High Yield Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Randal Park Community Development District Special Assessment Revenue Bonds
(Þ) 540 5.050 05/01/39 508
Randal Park Community Development District Special Assessment Revenue Bonds
(Þ) 895 5.200 05/01/49 812
Reunion East Community Development District Special Assessment 755 5.000 05/01/33 758
Reunion East Community Development District Special Assessment 2,000 3.150 05/01/41 1,455
Reunion West Community Development District Special Assessment 30 4.500 05/01/39 27
Reunion West Community Development District Special Assessment 85 4.625 05/01/50 72
Rhodine Road North Community Development District Special Assessment 65 4.000 05/01/52 49
River Glen Community Development District Special Assessment 600 4.000 05/01/51 451
Rivington Community Development District Special Assessment 300 4.000 05/01/52 223
Rolling Hills Community Development District Special Assessment 950 4.000 05/01/52 708
Rolling Oaks Community Development District Special Assessment (Þ) 100 5.375 11/01/38 97
Rolling Oaks Community Development District Special Assessment (Þ) 200 5.500 11/01/49 187
Rustic Oaks Community Development District Special Assessment (Þ) 1,000 3.450 05/01/42 747
Saddle Creek Preserve of Polk County Community Development District Special
Assessment (Þ) 1,000 3.350 12/15/41 714
Sandmine Road Community Development District Special Assessment (Þ) 15 2.625 05/01/25 14
Sandmine Road Community Development District Special Assessment (Þ) 25 3.125 05/01/30 22
Sandmine Road Community Development District Special Assessment (Þ) 60 3.625 05/01/40 46
Sandmine Road Community Development District Special Assessment (Þ) 50 3.750 05/01/50 36
Sandmine Road Community Development District Special Assessment (Þ) 50 4.000 11/01/51 37
Sandmine Road Community Development District Special Assessment (Þ) 100 6.000 11/01/52 96
Sarasota County Public Hospital District Revenue Bonds 400 4.000 07/01/48 331
Sarasota National Community Development District Special Assessment 100 3.875 05/01/31 89
Sarasota National Community Development District Special Assessment (Þ) 100 4.125 05/01/31 90
Sarasota National Community Development District Special Assessment 285 3.900 05/01/41 227
Sarasota National Community Development District Special Assessment (Þ) 200 4.125 05/01/41 166
Sawyers Landing Community Development District Special Assessment (Þ) 175 4.125 05/01/41 145
Sawyers Landing Community Development District Special Assessment (Þ) 160 4.250 05/01/53 124
Scenic Terrace South Community Development District Special Assessment (Þ) 125 4.500 05/01/42 108
Scenic Terrace South Community Development District Special Assessment (Þ) 230 4.625 05/01/53 191
Seminole County Industrial Development Authority Revenue Bonds (Þ) 135 4.000 06/15/51 94
Seminole County Industrial Development Authority Revenue Bonds (Þ) 100 4.000 06/15/56 67
Seminole Improvement District Revenue Bonds 100 5.300 10/01/37 95
Shell Point Community Development District Special Assessment (Þ) 100 5.250 11/01/39 95
Shell Point Community Development District Special Assessment (Þ) 175 5.375 11/01/49 162
Sherwood Manor Community Development District Special Assessment (Þ) 200 5.250 11/01/49 183
Shingle Creek at Bronson Community Development District Special Assessment 475 3.100 06/15/31 399
Silver Palms West Community Development District Revenue Bonds 270 4.000 06/15/52 202
Six Mile Creek Community Development District Special Assessment 310 3.100 05/01/31 261
Six Mile Creek Community Development District Special Assessment 20 4.125 11/01/40 17
Six Mile Creek Community Development District Special Assessment 750 3.400 05/01/41 537
Six Mile Creek Community Development District Special Assessment 75 3.500 05/01/41 54
Six Mile Creek Community Development District Special Assessment 50 4.250 11/01/50 39
Six Mile Creek Community Development District Special Assessment 75 4.000 05/01/51 56
Somerset Community Development District Special Assessment (Þ) 1,000 4.200 05/01/37 875
South Fork III Community Development District Special Assessment 200 5.000 05/01/38 189
South Kendall Community Development District Special Assessment 100 4.125 11/01/40 85
Southern Groves Community Development District No. 5 Special Assessment 125 3.125 05/01/41 86

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — October 31, 2022
See accompanying notes which are an integral part of the financial statements.
Tax-Exempt High Yield Bond Fund 551
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Southern Groves Community Development District No. 5 Special Assessment 600 4.000 05/01/43 483
Southern Groves Community Development District No. 5 Special Assessment 790 4.000 05/01/48 605
Southshore Bay Community Development District Special Assessment (Þ) 1,000 3.000 05/01/33 797
St. Johns County Industrial Development Authority Revenue Bonds 550 4.000 12/15/41 410
St. Johns County Industrial Development Authority Revenue Bonds 25 4.000 12/15/46 17
St. Johns County Industrial Development Authority Revenue Bonds 50 4.000 12/15/50 34
St. Johns County Industrial Development Authority Revenue Bonds 375 4.000 08/01/55 296
State of Florida Department of Transportation Turnpike System Revenue Bonds 1,000 3.000 07/01/51 678
Stellar North Community Development District Special Assessment (Þ) 890 3.200 05/01/41 621
Stonewater Community Development District Special Assessment (Þ) 100 4.000 11/01/51 75
Stoneybrook North Community Development District Special Assessment 100 6.375 11/01/52 98
Stoneybrook South at Championsgate Community Development District Special
Assessment 200 4.500 06/15/39 179
Stoneybrook South at Championsgate Community Development District Special
Assessment 150 4.625 06/15/49 128
Stoneybrook South at Championsgate Community Development District Special
Assessment (Þ) 1,000 3.750 12/15/50 704
Storey Creek Community Development District Special Assessment (Þ) 50 5.200 06/15/42 47
Storey Creek Community Development District Special Assessment (Þ) 75 5.375 06/15/52 70
Storey Park Community Development District Special Assessment (Þ) 650 3.300 06/15/41 469
Storey Park Community Development District Special Assessment (Þ) 50 4.000 06/15/51 38
Summer Woods Community Development District Special Assessment 20 3.400 05/01/41 14
Summer Woods Community Development District Special Assessment 25 4.000 05/01/51 19
Summer Woods Community Development District Special Assessment (Þ) 75 4.000 05/01/52 56
Sunbridge Stewardship District Special Assessment 200 5.350 05/01/52 178
Talis Park Community Development District Special Assessment 120 4.000 05/01/33 108
Tamarindo Community Development District Special Assessment 50 3.375 05/01/41 36
Tapestry Community Development District Special Assessment 100 5.000 05/01/46 90
Tern Bay Community Development District Special Assessment 350 4.000 06/15/42 283
Tern Bay Community Development District Special Assessment 500 4.000 06/15/52 373
Timber Creek Community Development District Special Assessment (Þ) 1,000 5.000 11/01/48 893
Timber Creek Southwest Community Development District Special Assessment (Þ) 250 3.300 12/15/41 178
Timber Creek Southwest Community Development District Special Assessment (Þ) 1,375 4.000 12/15/51 1,035
Tohoqua Community Development District Special Assessment (Þ) 100 3.600 05/01/41 77
Tolomato Community Development District Special Assessment (µ) 200 3.750 05/01/40 166
Tolomato Community Development District Special Assessment (Þ) 100 5.625 05/01/40 99
Toscana Isles Community Development District Special Assessment Revenue Bonds 215 5.375 11/01/39 207
Toscana Isles Community Development District Special Assessment Revenue Bonds 245 5.500 11/01/49 230
Touchstone Community Development District Special Assessment (Þ) 100 4.625 06/15/38 91
Touchstone Community Development District Special Assessment (Þ) 100 4.750 06/15/48 87
Town of Davie Educational Facilities Revenue Bonds 730 5.000 04/01/48 735
Towne Park Community Development District Special Assessment 60 4.625 05/01/50 51
Tradition Community Development District No. 9 Special Assessment 100 3.000 05/01/41 68
Tradition Community Development District No. 9 Special Assessment 100 4.000 05/01/52 75
Triple Creek Community Development District Special Assessment 35 5.250 11/01/27 35
Triple Creek Community Development District Special Assessment 80 6.125 11/01/46 79
Triple Creek Community Development District Special Assessment (Þ) 265 5.375 11/01/48 243
TSR Community Development District Special Assessment 200 5.000 11/01/39 188
TSR Community Development District Special Assessment 200 4.750 11/01/47 175
TSR Community Development District Special Assessment 485 5.125 11/01/49 439

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — October 31, 2022
See accompanying notes which are an integral part of the financial statements.
552 Tax-Exempt High Yield Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Tuckers Pointe Community Development District Special Assessment 300 3.625 05/01/32 258
Tuckers Pointe Community Development District Special Assessment 100 4.000 05/01/52 75
Two Creeks Community Development District Special Assessment 100 3.500 05/01/32 88
Two Creeks Community Development District Special Assessment 100 3.625 05/01/37 84
Two Lakes Community Development District Special Assessment 150 3.750 12/15/39 119
Two Lakes Community Development District Special Assessment (Þ) 200 5.000 12/15/47 180
Two Lakes Community Development District Special Assessment 200 4.000 12/15/49 154
Two Rivers North Community Development District Special Assessment 100 3.000 01/15/23 99
Two Rivers North Community Development District Special Assessment (Þ) 150 5.250 05/01/52 134
Union Park East Community Development District Special Assessment (Þ) 500 5.500 11/01/47 473
V-Dana Community Development District Special Assessment (Þ) 500 3.125 05/01/31 422
V-Dana Community Development District Special Assessment (Þ) 100 4.000 05/01/51 75
Ventana Community Development District Special Assessment (Þ) 500 5.000 05/01/38 470
Ventana Community Development District Special Assessment (Þ) 500 5.125 05/01/49 454
Veranda Community Development District II Special Assessment 80 5.875 11/01/32 81
Veranda Community Development District II Special Assessment 235 5.000 11/01/39 221
Veranda Community Development District II Special Assessment (Þ) 65 3.600 05/01/41 49
Veranda Community Development District II Special Assessment 315 5.125 11/01/49 285
Veranda Community Development District II Special Assessment (Þ) 60 4.000 05/01/51 45
Verandah East Community Development District Special Assessment 200 4.000 05/01/31 184
Verano No. 1 Community Development District Special Assessment 120 4.750 11/01/25 120
Verano No. 1 Community Development District Special Assessment (Þ) 100 4.000 05/01/31 93
Verano No. 1 Community Development District Special Assessment 250 5.125 11/01/35 242
Verano No. 1 Community Development District Special Assessment (Þ) 100 4.000 05/01/37 88
Verano No. 1 Community Development District Special Assessment 245 5.250 11/01/46 227
Verano No. 2 Community Development District Special Assessment 60 4.000 05/01/50 45
Verano No. 3 Community Development District Special Assessment 470 6.625 11/01/52 472
Viera East Community Development District Special Assessment (µ) 90 2.600 05/01/34 67
Viera East Community Development District Special Assessment (µ) 50 2.750 05/01/38 34
Viera Stewardship District Special Assessment 125 3.125 05/01/41 87
Viera Stewardship District Special Assessment 125 4.000 05/01/53 93
Village Community Development District No. 12 Special Assessment (Þ) 5 4.375 05/01/50 4
Village Community Development District No. 13 Special Assessment (Þ) 265 3.250 05/01/40 184
Village Community Development District No. 13 Special Assessment (Þ) 585 3.500 05/01/51 365
Village Community Development District No. 13 Special Assessment 325 3.250 05/01/52 189
Village Community Development District No. 14 Special Assessment (Þ) 1,000 5.500 05/01/53 983
Villages of Glen Creek Community Development District Special Assessment (Þ) 75 4.000 05/01/52 56
Villages of Glen Creek Community Development District Special Assessment (Þ) 100 5.250 05/01/53 90
Villamar Community Development District Special Assessment 910 4.625 05/01/39 826
Villamar Community Development District Special Assessment (Þ) 625 4.000 11/01/51 467
Villamar Community Development District Special Assessment (Þ) 500 4.125 05/01/52 381
Vizcaya in Kendall Community Development District Special Assessment 100 4.125 11/01/46 80
Volusia County Educational Facility Authority Revenue Bonds 240 5.000 06/01/45 236
Waterford Landing Community Development District Special Assessment 145 5.500 05/01/34 145
Waterford Landing Community Development District Special Assessment 150 5.750 05/01/44 150
Watergrass Community Development District II Special Assessment 260 5.250 05/01/49 239
Waterset Central Community Development District Special Assessment (Þ) 150 5.125 11/01/38 142
Waterset Central Community Development District Special Assessment (Þ) 150 5.250 11/01/49 138

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — October 31, 2022
See accompanying notes which are an integral part of the financial statements.
Tax-Exempt High Yield Bond Fund 553
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Wesbridge Community Development District Special Assessment 75 4.250 11/01/49 60
West Port Community Development District Special Assessment (Þ) 90 3.400 05/01/41 65
West Port Community Development District Special Assessment (Þ) 1,780 4.000 05/01/51 1,337
West Port Community Development District Special Assessment (Þ) 50 5.250 05/01/52 44
West Villages Improvement District Special Assessment 135 4.750 05/01/39 125
West Villages Improvement District Special Assessment (Þ) 1,935 3.500 05/01/41 1,423
West Villages Improvement District Special Assessment 210 5.000 05/01/50 188
Westside Community Development District Special Assessment (Þ) 100 4.100 05/01/37 87
Westside Community Development District Special Assessment (Þ) 100 4.125 05/01/38 87
Westside Community Development District Special Assessment 815 4.000 05/01/50 619
Westside Haines City Community Development District Special Assessment 100 4.000 05/01/52 75
Westview North Community Development District Special Assessment (Þ) 100 6.000 06/15/52 96
Wildblue Community Development District Special Assessment (Þ) 125 4.250 06/15/39 108
Wildblue Community Development District Special Assessment (Þ) 250 4.375 06/15/49 205
Willows Community Development District Special Assessment (Þ) 100 5.750 05/01/52 97
Wind Meadows South Community Development District Special Assessment 935 4.000 05/01/52 696
Winding Cypress Community Development District Special Assessment 100 5.000 11/01/45 91
Winding Cypress Community Development District Special Assessment 100 5.000 11/01/49 87
Windward at Lakewood Ranch Community Development District Special Assessment 100 4.250 05/01/52 78
Windward Community Development District Special Assessment 100 4.400 11/01/35 89
Zephyr Lakes Community Development District Special Assessment (Þ) 50 3.375 05/01/41 36
Zephyr Lakes Community Development District Special Assessment (Þ) 50 4.000 05/01/51 38
154,137
Georgia - 1.5%
Atlanta Urban Redevelopment Agency Revenue Bonds (µ)(Þ) 1,665 3.875 07/01/51 1,278
Cobb County Development Authority Revenue Bonds 1,500 5.000 07/15/38 1,413
Coweta County Residential Care Facilities for the Elderly Authority Revenue Bonds 970 4.000 03/01/36 798
Development Authority of Burke County Revenue Bonds 125 2.200 10/01/32 97
Fulton County Development Authority Revenue Bonds 4,750 4.000 04/01/50 3,778
Gainesville & Hall County Development Authority Educational Facilities Revenue
Bonds 100 5.125 03/01/52 61
George L Smith II Congress Center Authority Revenue Bonds 60 3.625 01/01/31 51
George L Smith II Congress Center Authority Revenue Bonds 60 5.000 01/01/36 53
George L Smith II Congress Center Authority Revenue Bonds 3,270 4.000 01/01/54 2,454
George L Smith II Congress Center Authority Revenue Bonds 2,120 5.000 01/01/54 1,610
Glynn-Brunswick Memorial Hospital Authority Revenue Bonds 1,000 4.000 08/01/38 853
Lawson Dunes Community Development District Special Assessment (Þ) 50 5.000 05/01/42 45
Lawson Dunes Community Development District Special Assessment (Þ) 100 5.125 05/01/52 88
Main Street Natural Gas, Inc. Revenue Bonds 350 5.000 05/15/43 328
Main Street Natural Gas, Inc. Revenue Bonds 1,450 5.000 05/15/49 1,333
Municipal Electric Authority of Georgia Revenue Bonds 3,220 4.000 01/01/49 2,542
Municipal Electric Authority of Georgia Revenue Bonds (µ) 1,500 4.000 01/01/49 1,260
Municipal Electric Authority of Georgia Revenue Bonds 1,000 5.000 01/01/49 939
Municipal Electric Authority of Georgia Revenue Bonds 2,000 5.000 01/01/56 1,864
Private Colleges & Universities Authority Revenue Bonds 1,000 5.000 10/01/40 996
Rockdale County Development Authority Revenue Bonds (Þ) 225 4.000 01/01/38 192
Sunbridge Stewardship District Special Assessment 175 5.500 05/01/52 164
22,197
Guam - 0.9%

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — October 31, 2022
See accompanying notes which are an integral part of the financial statements.
554 Tax-Exempt High Yield Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
American Samoa Economic Development Authority Revenue Bonds (Þ) 100 3.720 09/01/27 88
Antonio B Won Pat International Airport Authority Revenue Bonds 100 5.125 10/01/34 90
Antonio B Won Pat International Airport Authority Revenue Bonds 100 3.839 10/01/36 79
Antonio B Won Pat International Airport Authority Revenue Bonds 100 5.250 10/01/36 90
Antonio B Won Pat International Airport Authority Revenue Bonds 100 5.375 10/01/40 89
Antonio B Won Pat International Airport Authority Revenue Bonds 125 4.460 10/01/43 94
Antonio B Won Pat International Airport Authority Revenue Bonds 100 5.375 10/01/43 87
Guam Business Privilege Tax Revenue Bonds 2,825 4.000 01/01/36 2,383
Guam Business Privilege Tax Revenue Bonds 1,420 4.000 01/01/42 1,112
Guam Department of Education Certificate of Participation 750 4.250 02/01/30 685
Guam Department of Education Certificate of Participation 385 5.000 02/01/40 344
Guam Government Waterworks Authority Revenue Bonds 50 5.000 07/01/33 51
Guam Government Waterworks Authority Revenue Bonds 4,090 5.000 07/01/35 4,104
Guam Government Waterworks Authority Revenue Bonds 80 5.000 07/01/36 81
Guam Government Waterworks Authority Revenue Bonds 1,120 5.500 07/01/43 1,137
Guam Government Waterworks Authority Revenue Bonds 1,215 5.000 01/01/46 1,176
Guam Government Waterworks Authority Revenue Bonds 1,380 5.000 01/01/50 1,304
Port Authority of Guam Revenue Bonds 200 5.000 07/01/37 202
Territory of Guam Revenue Bonds 500 5.000 12/01/31 493
Territory of Guam Revenue Bonds 450 5.000 11/01/35 429
Territory of Guam Revenue Bonds 100 5.000 12/01/46 88
14,206
Hawaii - 0.3%
Kauai County Community Facilities District Special Tax 1,250 5.000 05/15/51 1,134
State of Hawaii Airports System Revenue Bonds 1,000 5.000 07/01/51 950
State of Hawaii Department of Budget & Finance Revenue Bonds (Þ) 2,210 5.000 01/01/30 2,096
State of Hawaii Department of Budget & Finance Revenue Bonds 625 3.200 07/01/39 466
4,646
Idaho - 0.1%
County of Nez Perce Pollution Control Revenue Bonds 825 2.750 10/01/24 805
Idaho Health Facilities Authority Revenue Bonds 400 5.000 09/01/37 382
1,187
Illinois - 9.0%
Bridgeview Finance Corp. Sales Tax Revenue Bonds 2,100 5.000 12/01/37 1,602
Chicago Board of Education General Obligation Unlimited 225 5.000 12/01/25 225
Chicago Board of Education General Obligation Unlimited (µ) 75 3.634 12/01/27 59
Chicago Board of Education General Obligation Unlimited (µ) 500 5.000 12/01/28 516
Chicago Board of Education General Obligation Unlimited (µ) 105 Zero coupon 12/01/29 74
Chicago Board of Education General Obligation Unlimited (µ) 1,000 5.000 12/01/29 1,026
Chicago Board of Education General Obligation Unlimited (µ) 345 5.078 12/01/29 243
Chicago Board of Education General Obligation Unlimited 225 6.038 12/01/29 210
Chicago Board of Education General Obligation Unlimited (µ) 1,025 Zero coupon 12/01/30 682
Chicago Board of Education General Obligation Unlimited (µ) 765 4.044 12/01/31 479
Chicago Board of Education General Obligation Unlimited (µ) 325 5.000 12/01/31 330
Chicago Board of Education General Obligation Unlimited 1,600 5.000 12/01/31 1,549
Chicago Board of Education General Obligation Unlimited (µ) 350 5.000 12/01/32 354
Chicago Board of Education General Obligation Unlimited 170 5.125 12/01/32 165
Chicago Board of Education General Obligation Unlimited (µ) 1,000 5.000 12/01/33 1,007
Chicago Board of Education General Obligation Unlimited 490 5.000 12/01/34 464

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — October 31, 2022
See accompanying notes which are an integral part of the financial statements.
Tax-Exempt High Yield Bond Fund 555
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Chicago Board of Education General Obligation Unlimited 265 5.250 12/01/35 253
Chicago Board of Education General Obligation Unlimited 2,000 4.000 12/01/37 1,650
Chicago Board of Education General Obligation Unlimited 1,000 5.000 12/01/37 915
Chicago Board of Education General Obligation Unlimited 75 5.250 12/01/39 69
Chicago Board of Education General Obligation Unlimited 1,045 4.000 12/01/40 833
Chicago Board of Education General Obligation Unlimited 3,040 4.000 12/01/42 2,354
Chicago Board of Education General Obligation Unlimited (Þ) 2,000 7.000 12/01/42 2,135
Chicago Board of Education General Obligation Unlimited 585 4.000 12/01/43 449
Chicago Board of Education General Obligation Unlimited 710 5.000 12/01/44 624
Chicago Board of Education General Obligation Unlimited 2,325 7.000 12/01/44 2,428
Chicago Board of Education General Obligation Unlimited 400 5.000 12/01/46 350
Chicago Board of Education General Obligation Unlimited 1,460 6.500 12/01/46 1,507
Chicago Board of Education General Obligation Unlimited (Þ) 1,500 7.000 12/01/46 1,592
Chicago Board of Education Revenue Bonds 500 5.750 04/01/35 513
Chicago Board of Education Revenue Bonds 100 5.000 04/01/42 94
Chicago Board of Education Revenue Bonds 100 5.000 04/01/46 92
Chicago Board of Education Revenue Bonds 3,445 6.000 04/01/46 3,505
Chicago Board of Education Revenue Bonds 4,330 5.000 12/01/47 3,728
Chicago O'Hare International Airport Revenue Bonds 1,000 5.000 01/01/46 949
Chicago O'Hare International Airport Revenue Bonds 200 4.500 01/01/48 175
Chicago O'Hare International Airport Revenue Bonds 1,000 5.000 07/01/48 906
Chicago O'Hare International Airport Revenue Bonds 1,165 5.250 01/01/53 1,132
Chicago O'Hare International Airport Revenue Bonds (µ) 600 5.500 01/01/53 604
Chicago Sales Tax Securitization Corp. Revenue Bonds 100 5.000 01/01/36 102
Chicago Sales Tax Securitization Corp. Revenue Bonds 25 4.000 01/01/39 22
Chicago Transit Authority Revenue Bonds 3,500 5.000 12/01/46 3,325
Chicago Wastewater Transmission Revenue Bonds (µ) 75 5.250 01/01/42 76
Chicago Wastewater Transmission Revenue Bonds (µ) 210 4.000 01/01/52 176
City of Belleville Sales Tax Revenue Tax Allocation 50 3.750 07/01/41 37
City of Chicago General Obligation Unlimited 250 5.000 01/01/25 251
City of Chicago General Obligation Unlimited 205 5.000 01/01/27 205
City of Chicago General Obligation Unlimited 1,625 5.000 01/01/28 1,619
City of Chicago General Obligation Unlimited 500 5.250 01/01/28 502
City of Chicago General Obligation Unlimited 360 5.000 01/01/29 357
City of Chicago General Obligation Unlimited 410 4.605 01/01/30 290
City of Chicago General Obligation Unlimited 390 5.000 01/01/30 384
City of Chicago General Obligation Unlimited (µ) 375 4.556 01/01/31 254
City of Chicago General Obligation Unlimited 225 5.000 01/01/31 220
City of Chicago General Obligation Unlimited 250 5.500 01/01/31 250
City of Chicago General Obligation Unlimited 940 5.000 01/01/32 913
City of Chicago General Obligation Unlimited (ae) 900 5.000 01/01/34 930
City of Chicago General Obligation Unlimited 1,000 5.000 01/01/35 947
City of Chicago General Obligation Unlimited 165 5.500 01/01/37 161
City of Chicago General Obligation Unlimited 2,000 5.000 01/01/38 1,890
City of Chicago General Obligation Unlimited 6,875 6.000 01/01/38 6,999
City of Chicago General Obligation Unlimited 2,465 5.500 01/01/42 2,399
City of Chicago General Obligation Unlimited 2,250 5.500 01/01/49 2,174
City of Chicago Waterworks Revenue Bonds 230 5.000 11/01/29 233

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — October 31, 2022
See accompanying notes which are an integral part of the financial statements.
556 Tax-Exempt High Yield Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Cook County Community College District No. 508 General Obligation Unlimited 1,000 5.500 12/01/38 1,000
Illinois Finance Authority Revenue Bonds 500 2.250 07/01/33 373
Illinois Finance Authority Revenue Bonds 1,390 5.000 05/15/36 1,226
Illinois Finance Authority Revenue Bonds 1,000 5.000 09/01/36 1,001
Illinois Finance Authority Revenue Bonds 1,865 5.000 05/15/37 1,716
Illinois Finance Authority Revenue Bonds 630 5.000 12/01/37 637
Illinois Finance Authority Revenue Bonds 50 4.000 10/01/40 42
Illinois Finance Authority Revenue Bonds 1,000 4.000 05/15/41 729
Illinois Finance Authority Revenue Bonds (Þ) 3,250 4.000 10/01/42 2,442
Illinois Finance Authority Revenue Bonds 1,000 4.000 08/01/46 770
Illinois Finance Authority Revenue Bonds 1,000 5.000 08/01/46 950
Illinois Finance Authority Revenue Bonds 100 5.000 09/01/46 94
Illinois Finance Authority Revenue Bonds 1,000 5.000 02/15/47 843
Illinois Finance Authority Revenue Bonds 100 5.000 03/01/47 87
Illinois Finance Authority Revenue Bonds 100 5.000 05/15/47 87
Illinois Finance Authority Revenue Bonds 250 5.500 10/01/47 225
Illinois Finance Authority Revenue Bonds 1,500 5.000 12/01/47 1,399
Illinois Finance Authority Revenue Bonds (Þ) 2,705 6.125 04/01/49 2,497
Illinois Finance Authority Revenue Bonds (~)(Ê) 2,600 0.060 08/15/49 2,600
Illinois Finance Authority Revenue Bonds 2,300 4.000 10/01/50 1,763
Illinois Finance Authority Revenue Bonds 50 5.000 05/15/51 40
Illinois Finance Authority Revenue Bonds (Þ) 250 5.000 07/01/51 175
Illinois Finance Authority Revenue Bonds 100 5.000 03/01/52 85
Illinois Finance Authority Revenue Bonds 250 6.625 05/15/52 249
Illinois Finance Authority Revenue Bonds 200 5.250 10/01/52 171
Illinois Finance Authority Revenue Bonds (Æ)(Ø)(Š) 47 5.000 12/01/53 —
Illinois Finance Authority Revenue Bonds 1,000 4.000 10/01/55 741
Illinois Finance Authority Revenue Bonds 50 5.000 05/15/56 39
Illinois Finance Authority Revenue Bonds (Þ) 250 5.000 07/01/56 170
Illinois Finance Authority Revenue Bonds 500 5.500 06/01/57 429
Illinois Finance Authority Revenue Bonds (Þ) 600 6.125 04/01/58 542
Illinois Finance Authority Revenue Bonds 500 6.750 05/15/58 497
Illinois Sports Facilities Authority (The) Revenue Bonds 480 5.000 06/15/32 461
Illinois State University Revenue Bonds (µ) 250 5.000 04/01/36 263
Illinois State University Revenue Bonds (µ) 225 5.000 04/01/37 237
Illinois State University Revenue Bonds (µ) 200 5.000 04/01/38 210
Illinois State University Revenue Bonds (µ) 275 5.000 04/01/39 288
Metropolitan Pier & Exposition Authority Revenue Bonds (µ) 1,220 1.798 06/15/28 934
Metropolitan Pier & Exposition Authority Revenue Bonds (µ) 10 2.968 06/15/30 8
Metropolitan Pier & Exposition Authority Revenue Bonds (µ) 305 4.341 06/15/30 210
Metropolitan Pier & Exposition Authority Revenue Bonds (µ) 1,385 2.198 12/15/32 820
Metropolitan Pier & Exposition Authority Revenue Bonds 1,500 Zero coupon 12/15/35 723
Metropolitan Pier & Exposition Authority Revenue Bonds (µ) 2,100 Zero coupon 06/15/38 873
Metropolitan Pier & Exposition Authority Revenue Bonds (µ) 500 4.000 12/15/42 399
Metropolitan Pier & Exposition Authority Revenue Bonds (µ) 5,000 Zero coupon 06/15/43 1,656
Metropolitan Pier & Exposition Authority Revenue Bonds (µ) 200 Zero coupon 06/15/44 62
Metropolitan Pier & Exposition Authority Revenue Bonds 1,000 5.000 06/15/50 914
Metropolitan Pier & Exposition Authority Revenue Bonds 10,000 6.070 12/15/51 1,697

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — October 31, 2022
See accompanying notes which are an integral part of the financial statements.
Tax-Exempt High Yield Bond Fund 557
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Metropolitan Pier & Exposition Authority Revenue Bonds 6,000 4.000 06/15/52 4,462
Metropolitan Pier & Exposition Authority Revenue Bonds (µ) 1,600 4.752 12/15/56 244
Metropolitan Pier & Exposition Authority Revenue Bonds 6,800 5.068 12/15/56 837
Metropolitan Pier & Exposition Authority Revenue Bonds 970 5.000 06/15/57 876
Sangamon County Water Reclamation District General Obligation Unlimited (µ) 1,750 4.000 01/01/49 1,489
Sangamon County Water Reclamation District General Obligation Unlimited 1,000 5.750 01/01/53 1,037
State of Illinois General Obligation Unlimited 1,625 5.000 11/01/25 1,638
State of Illinois General Obligation Unlimited 1,270 5.000 02/01/27 1,278
State of Illinois General Obligation Unlimited 400 5.000 05/01/28 400
State of Illinois General Obligation Unlimited 700 5.000 10/01/28 701
State of Illinois General Obligation Unlimited 5,775 5.000 11/01/28 5,783
State of Illinois General Obligation Unlimited 1,000 5.000 05/01/29 1,000
State of Illinois General Obligation Unlimited 3,830 5.000 11/01/29 3,832
State of Illinois General Obligation Unlimited (µ) 265 4.000 02/01/31 253
State of Illinois General Obligation Unlimited 2,750 5.000 05/01/32 2,729
State of Illinois General Obligation Unlimited 1,280 5.100 06/01/33 1,196
State of Illinois General Obligation Unlimited 1,000 5.000 10/01/33 985
State of Illinois General Obligation Unlimited 500 5.000 12/01/35 485
State of Illinois General Obligation Unlimited 1,000 5.000 05/01/39 948
State of Illinois General Obligation Unlimited 100 5.500 05/01/39 100
State of Illinois General Obligation Unlimited 2,600 5.000 12/01/39 2,456
State of Illinois General Obligation Unlimited 1,000 4.000 10/01/40 813
State of Illinois General Obligation Unlimited 2,500 4.000 11/01/41 1,998
State of Illinois General Obligation Unlimited 1,000 3.000 12/01/41 681
State of Illinois General Obligation Unlimited 1,910 4.500 12/01/41 1,635
State of Illinois General Obligation Unlimited 240 5.000 05/01/42 222
State of Illinois General Obligation Unlimited 250 5.000 12/01/42 230
State of Illinois General Obligation Unlimited 240 5.000 05/01/43 221
State of Illinois General Obligation Unlimited 1,250 5.750 05/01/45 1,253
State of Illinois General Obligation Unlimited 300 4.250 10/01/45 240
State of Illinois General Obligation Unlimited 500 5.000 03/01/46 455
Town of Cortland Special Service Areas No. 9 & 10 Special Tax 100 5.800 03/01/37 83
University of Illinois Revenue Bonds (µ) 1,500 3.000 04/01/39 1,103
Upper Illinois River Valley Redevelopment Authority Revenue Bonds (Þ) 100 5.000 01/01/55 77
Village of Morton Grove Tax Increment Revenue Tax Allocation 1,000 5.000 01/01/39 855
136,527
Indiana - 0.4%
City of Goshen Revenue Bonds (Þ) 1,000 5.000 08/01/41 710
Indiana Finance Authority Revenue Bonds 750 4.125 12/01/26 718
Indiana Finance Authority Revenue Bonds 475 3.000 11/01/30 403
Indiana Finance Authority Revenue Bonds 500 4.250 11/01/30 464
Indiana Finance Authority Revenue Bonds 100 4.000 09/15/44 81
Indiana Finance Authority Revenue Bonds 2,000 5.000 10/01/44 2,031
Indiana Finance Authority Revenue Bonds 100 4.000 09/15/49 78
Indiana Finance Authority Revenue Bonds 50 5.000 07/01/55 42
Indiana Municipal Power Agency Revenue Bonds 275 5.000 01/01/42 282
Town of Upland Revenue Bonds 1,695 4.000 09/01/41 1,471
Town of Upland Revenue Bonds 200 2.500 09/01/50 108
6,388

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — October 31, 2022
See accompanying notes which are an integral part of the financial statements.
558 Tax-Exempt High Yield Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Iowa - 0.7%
City of Coralville General Obligation Unlimited 1,720 5.000 05/01/42 1,514
Iowa Finance Authority Revenue Bonds (~)(ae)(Ê) 200 5.000 12/01/42 178
Iowa Finance Authority Revenue Bonds 1,500 5.000 12/01/50 1,296
Iowa Higher Education Loan Authority Revenue Bonds 1,500 5.000 10/01/47 1,401
Iowa Higher Education Loan Authority Revenue Bonds 2,500 4.000 10/01/50 1,945
Iowa Higher Education Loan Authority Revenue Bonds 100 5.375 10/01/52 98
Iowa Tobacco Settlement Financing Corp. Revenue Bonds 3,000 4.000 06/01/49 2,468
Iowa Tobacco Settlement Financing Corp. Revenue Bonds 2,285 Zero coupon 06/01/65 204
State of Iowa Board of Regents Revenue Bonds 750 3.000 09/01/61 458
Xenia Rural Water District Revenue Bonds 1,250 5.000 12/01/36 1,331
10,893
Kansas - 0.1%
City of Manhattan Revenue Bonds 75 4.000 06/01/46 53
City of Manhattan Revenue Bonds 150 4.000 06/01/52 101
City of Prairie Village Tax Allocation 40 2.875 04/01/30 32
City of Prairie Village Tax Allocation 60 3.125 04/01/36 43
City of Wichita Health Care Facilities Revenue Bonds 75 5.000 05/15/28 72
City of Wichita Health Care Facilities Revenue Bonds 75 5.000 05/15/29 71
City of Wichita Health Care Facilities Revenue Bonds 150 5.000 05/15/34 133
City of Wichita Health Care Facilities Revenue Bonds 60 5.000 05/15/50 47
Wyandotte County City Unified Government Revenue Bonds 405 4.500 06/01/40 344
896
Kentucky - 0.5%
City of Henderson Revenue Bonds 3,000 3.700 01/01/32 2,718
City of Henderson Revenue Bonds 350 4.450 01/01/42 294
City of Henderson Revenue Bonds 850 4.700 01/01/52 694
County of Carroll Environmental Facilities Authority Revenue Bonds 425 2.000 02/01/32 316
County of Carroll Environmental Facilities Authority Revenue Bonds 325 2.125 10/01/34 227
Kentucky Bond Development Corp. Revenue Bonds 50 4.000 06/01/46 39
Kentucky Economic Development Finance Authority Revenue Bonds (µ) 150 4.000 06/01/37 135
Kentucky Economic Development Finance Authority Revenue Bonds 1,500 5.000 06/01/41 1,393
Kentucky Economic Development Finance Authority Revenue Bonds (µ) 100 4.000 12/01/41 85
Kentucky Economic Development Finance Authority Revenue Bonds (µ) 100 4.000 06/01/45 85
Kentucky Economic Development Finance Authority Revenue Bonds 700 5.000 08/01/49 650
Kentucky State University Certificate of Participation (µ) 500 4.000 11/01/51 411
7,047
Louisiana - 1.5%
Calcasieu Parish Memorial Hospital Service District Revenue Bonds 125 5.000 12/01/34 123
Calcasieu Parish Memorial Hospital Service District Revenue Bonds 125 5.000 12/01/39 119
East Baton Rouge Parish Industrial Development Board, Inc. Revenue Bonds (~)(Ê) 5,120 0.180 08/01/35 5,120
East Baton Rouge Parish Industrial Development Board, Inc. Revenue Bonds (~)(Ê) 4,850 1.620 12/01/40 4,850
Lake Charles Harbor & Terminal District Revenue Bonds (~)(ae)(Ê) 1,200 1.000 12/01/51 1,116
Lakeshore Villages Master Community Development District Special Assessment (Þ) 100 4.125 06/01/39 84
Lakeshore Villages Master Community Development District Special Assessment 100 3.200 06/01/41 73
Lakeshore Villages Master Community Development District Special Assessment 735 5.375 06/01/42 692
Lakeshore Villages Master Community Development District Special Assessment (Þ) 200 4.375 06/01/48 160
Louisiana Local Government Environmental Facilities & Community Development
Authority Revenue Bonds (µ) 80 5.000 10/01/39 83

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — October 31, 2022
See accompanying notes which are an integral part of the financial statements.
Tax-Exempt High Yield Bond Fund 559
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Louisiana Local Government Environmental Facilities & Community Development
Authority Revenue Bonds (µ) 150 4.000 10/01/41 134
Louisiana Local Government Environmental Facilities & Community Development
Authority Revenue Bonds (Þ) 250 5.625 06/15/51 196
Louisiana Public Facilities Authority Revenue Bonds (~)(Ê) 1,175 2.400 04/02/23 1,175
Louisiana Public Facilities Authority Revenue Bonds 635 4.000 05/15/42 540
Louisiana Public Facilities Authority Revenue Bonds 450 5.000 05/15/42 450
Louisiana Public Facilities Authority Revenue Bonds 300 5.000 05/15/46 295
Louisiana Public Facilities Authority Revenue Bonds (µ) 385 3.000 06/01/50 244
Louisiana Public Facilities Authority Revenue Bonds (Þ) 265 4.000 06/01/51 186
Louisiana Public Facilities Authority Revenue Bonds (Þ) 100 6.125 06/01/52 91
Louisiana Public Facilities Authority Revenue Bonds (Þ) 100 6.250 06/01/52 89
Louisiana Public Facilities Authority Revenue Bonds (Þ) 100 6.375 06/01/52 90
Louisiana Public Facilities Authority Revenue Bonds (Þ) 230 4.000 06/01/56 156
Louisiana Public Facilities Authority Revenue Bonds 275 5.000 07/01/59 262
Louisiana Public Facilities Authority Revenue Bonds (Þ) 100 6.250 06/01/62 90
Louisiana Public Facilities Authority Revenue Bonds (Þ) 150 6.375 06/01/62 132
Louisiana Public Facilities Authority Revenue Bonds (Þ) 150 6.500 06/01/62 134
New Orleans Aviation Board Revenue Bonds 2,000 5.000 01/01/45 1,903
New Orleans Aviation Board Revenue Bonds 150 5.000 01/01/48 141
Parish of St. James Revenue Bonds (~)(ae)(Ê)(Þ) 100 6.100 06/01/38 105
Parish of St. James Revenue Bonds (Þ) 125 6.350 07/01/40 131
Parish of St. James Revenue Bonds (~)(ae)(Ê)(Þ) 1,000 5.850 08/01/41 1,019
Parish of St. John the Baptist Revenue Bonds (~)(ae)(Ê) 20 2.000 06/01/37 20
Parish of St. John the Baptist Revenue Bonds (~)(ae)(Ê) 1,050 2.200 06/01/37 951
Parish of St. John the Baptist Revenue Bonds (~)(ae)(Ê) 1,050 2.375 06/01/37 956
Port New Orleans Board of Commissioners Revenue Bonds (µ) 1,000 5.000 04/01/48 1,004
22,914
Maine - 0.3%
City of Portland General Airport Revenue Bonds 1,065 5.000 01/01/37 1,067
City of Portland General Airport Revenue Bonds 1,295 5.000 01/01/38 1,295
Finance Authority of Maine Revenue Bonds (Þ) 125 8.000 12/01/51 87
Maine Health & Higher Educational Facilities Authority Revenue Bonds 2,000 5.000 07/01/33 2,022
Maine Health & Higher Educational Facilities Authority Revenue Bonds 115 4.000 07/01/45 97
Maine Health & Higher Educational Facilities Authority Revenue Bonds 500 5.000 07/01/48 480
Maine Health & Higher Educational Facilities Authority Revenue Bonds 140 4.000 07/01/50 112
5,160
Maryland - 1.7%
Baltimore Research Park Project Revenue Bonds 510 4.000 01/01/45 441
Baltimore Research Park Project Revenue Bonds 290 4.000 01/01/50 240
Baltimore Research Park Project Tax Allocation (Þ) 100 3.500 06/01/39 75
Baltimore Research Park Project Tax Allocation (Þ) 100 3.625 06/01/46 71
City of Baltimore Revenue Bonds 100 5.000 09/01/28 96
City of Baltimore Revenue Bonds 150 5.000 09/01/38 143
City of Baltimore Revenue Bonds 55 5.000 09/01/39 47
City of Baltimore Revenue Bonds 365 5.000 09/01/46 302
City of Baltimore Revenue Bonds (Þ) 130 5.000 06/01/51 112
City of Brunswick Special Tax 100 5.000 07/01/36 97
City of Gaithersburg Revenue Bonds 175 5.000 01/01/37 168
City of Gaithersburg Revenue Bonds 300 5.125 01/01/42 285

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — October 31, 2022
See accompanying notes which are an integral part of the financial statements.
560 Tax-Exempt High Yield Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
County of Frederick Educational Facilities Revenue Bonds (Þ) 1,705 5.000 09/01/45 1,477
County of Frederick Special Tax 235 4.000 07/01/50 184
County of Prince George's Special Obligation Tax Allocation (Þ) 115 5.250 07/01/48 104
Maryland Economic Development Corp. Revenue Bonds (Þ) 1,400 3.997 04/01/34 1,094
Maryland Economic Development Corp. Revenue Bonds 1,100 4.000 07/01/39 917
Maryland Economic Development Corp. Revenue Bonds 75 4.000 07/01/40 62
Maryland Economic Development Corp. Revenue Bonds 1,000 5.250 12/31/47 978
Maryland Economic Development Corp. Revenue Bonds 200 5.000 06/01/49 191
Maryland Economic Development Corp. Revenue Bonds 100 4.250 07/01/50 78
Maryland Economic Development Corp. Revenue Bonds 75 5.000 07/01/50 68
Maryland Economic Development Corp. Revenue Bonds 7,500 5.250 06/30/52 7,276
Maryland Economic Development Corp. Revenue Bonds 4,250 5.750 07/01/53 4,253
Maryland Economic Development Corp. Revenue Bonds 150 5.000 07/01/56 132
Maryland Economic Development Corp. Revenue Bonds 125 5.000 06/01/58 105
Maryland Economic Development Corp. Revenue Bonds 500 6.000 07/01/58 506
Maryland Economic Development Corp. Tax Allocation 350 4.000 09/01/40 286
Maryland Health & Higher Educational Facilities Authority Revenue Bonds 50 3.000 10/01/34 41
Maryland Health & Higher Educational Facilities Authority Revenue Bonds (~)(Ê) 1,600 2.400 04/01/35 1,600
Maryland Health & Higher Educational Facilities Authority Revenue Bonds 600 5.250 01/01/37 604
Maryland Health & Higher Educational Facilities Authority Revenue Bonds 25 4.000 10/01/40 22
Maryland Health & Higher Educational Facilities Authority Revenue Bonds 1,250 5.000 07/01/43 1,267
Maryland Health & Higher Educational Facilities Authority Revenue Bonds 1,000 5.000 07/01/45 947
Maryland Health & Higher Educational Facilities Authority Revenue Bonds 1,500 4.000 01/01/51 1,145
Maryland Health & Higher Educational Facilities Authority Revenue Bonds (Þ) 100 5.500 05/01/52 87
Maryland Stadium Authority Revenue Bonds 1,200 Zero coupon 05/01/53 251
Maryland Stadium Authority Revenue Bonds 1,000 Zero coupon 05/01/54 196
Maryland Stadium Authority Revenue Bonds 750 Zero coupon 05/01/55 137
26,085
Massachusetts - 0.7%
Commonwealth of Massachusetts General Obligation Limited 1,500 4.000 05/01/39 1,407
Commonwealth of Massachusetts General Obligation Unlimited (USD 3 Month
LIBOR + 0.570%)(µ)(Ê) 285 1.030 05/01/37 269
Massachusetts Development Finance Agency Revenue Bonds 1,415 5.000 09/01/35 1,371
Massachusetts Development Finance Agency Revenue Bonds 1,580 5.000 10/01/35 1,450
Massachusetts Development Finance Agency Revenue Bonds (Þ) 1,250 5.000 10/01/37 1,276
Massachusetts Development Finance Agency Revenue Bonds (Þ) 100 5.000 11/15/38 98
Massachusetts Development Finance Agency Revenue Bonds 1,000 4.000 09/01/39 841
Massachusetts Development Finance Agency Revenue Bonds (Þ) 1,300 5.000 07/01/41 1,081
Massachusetts Development Finance Agency Revenue Bonds 2,005 5.000 07/01/44 1,907
Massachusetts Development Finance Agency Revenue Bonds (Þ) 150 5.125 11/15/46 143
Massachusetts Educational Financing Authority Revenue Bonds 400 2.000 07/01/37 311
Massachusetts Educational Financing Authority Revenue Bonds 1,000 3.000 07/01/51 599
10,753
Michigan - 2.0%
City of Detroit General Obligation Limited (~)(Ê) 6,900 4.000 04/01/44 4,758
City of Detroit General Obligation Unlimited 75 2.960 04/01/27 66
City of Detroit General Obligation Unlimited 50 3.110 04/01/28 43
City of Detroit General Obligation Unlimited 1,000 5.000 04/01/29 1,019
City of Detroit General Obligation Unlimited 100 5.500 04/01/31 103

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — October 31, 2022
See accompanying notes which are an integral part of the financial statements.
Tax-Exempt High Yield Bond Fund 561
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
City of Detroit General Obligation Unlimited 100 5.500 04/01/32 103
City of Detroit General Obligation Unlimited 100 5.500 04/01/33 103
City of Detroit General Obligation Unlimited 50 3.644 04/01/34 39
City of Detroit General Obligation Unlimited 1,000 5.000 04/01/34 995
City of Detroit General Obligation Unlimited 50 5.500 04/01/34 51
City of Detroit General Obligation Unlimited 50 5.500 04/01/35 51
City of Detroit General Obligation Unlimited 535 5.500 04/01/36 543
City of Detroit General Obligation Unlimited 565 5.500 04/01/37 572
City of Detroit General Obligation Unlimited 100 5.500 04/01/38 101
City of Detroit General Obligation Unlimited 100 5.500 04/01/39 101
City of Detroit General Obligation Unlimited 160 4.000 04/01/40 129
City of Detroit General Obligation Unlimited 100 5.500 04/01/40 100
City of Detroit General Obligation Unlimited 40 4.000 04/01/42 31
City of Detroit General Obligation Unlimited 570 5.500 04/01/45 565
City of Detroit General Obligation Unlimited 525 5.000 04/01/46 481
City of Detroit General Obligation Unlimited 1,000 5.000 04/01/50 905
City of Detroit General Obligation Unlimited 175 5.500 04/01/50 175
Detroit Downtown Development Authority Tax Allocation Revenue Bonds (µ) 2,250 5.000 07/01/48 2,190
Detroit Service Learning Academy Revenue Bonds 1,000 4.000 07/01/41 734
Grand Rapids Charter Township Revenue Bonds 200 5.000 05/15/37 181
Grand Rapids Charter Township Revenue Bonds 100 5.000 05/15/44 86
Karegnondi Water Authority Revenue Bonds 75 5.000 11/01/45 71
Kentwood Economic Development Corp. Revenue Bonds 100 4.000 11/15/43 77
Kentwood Economic Development Corp. Revenue Bonds 25 4.000 11/15/45 19
Michigan Finance Authority Revenue Bonds 1,000 3.875 10/01/23 994
Michigan Finance Authority Revenue Bonds 700 4.000 02/01/29 644
Michigan Finance Authority Revenue Bonds 300 5.000 07/01/33 305
Michigan Finance Authority Revenue Bonds (µ) 1,000 5.000 07/01/36 1,011
Michigan Finance Authority Revenue Bonds 1,635 5.000 02/01/37 1,488
Michigan Finance Authority Revenue Bonds 450 3.267 06/01/39 355
Michigan Finance Authority Revenue Bonds 100 4.250 12/01/39 74
Michigan Finance Authority Revenue Bonds 100 4.000 12/01/41 75
Michigan Finance Authority Revenue Bonds 745 4.000 02/01/42 568
Michigan Finance Authority Revenue Bonds 25 4.000 09/01/45 20
Michigan Finance Authority Revenue Bonds 1,815 5.500 11/15/45 1,563
Michigan Finance Authority Revenue Bonds 100 5.000 12/01/46 75
Michigan Finance Authority Revenue Bonds 110 5.000 06/01/49 102
Michigan Finance Authority Revenue Bonds 25 4.000 09/01/50 20
Michigan Finance Authority Revenue Bonds 325 4.000 11/15/50 255
Michigan Finance Authority Revenue Bonds 100 4.000 12/01/51 68
Michigan Finance Authority Revenue Bonds 12,945 4.785 06/01/65 867
Michigan Mathematics & Science Initiative Revenue Bonds 1,110 4.000 01/01/41 882
Michigan Strategic Fund Revenue Bonds (~)(ae)(Ê) 300 4.000 10/01/26 286
Michigan Strategic Fund Revenue Bonds 125 5.000 05/15/37 113
Michigan Strategic Fund Revenue Bonds 1,000 5.000 11/15/43 922
Michigan Strategic Fund Revenue Bonds 100 5.000 05/15/44 86
Michigan Strategic Fund Revenue Bonds (µ) 435 4.500 06/30/48 355
Michigan Strategic Fund Revenue Bonds 3,000 5.000 06/30/48 2,610

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — October 31, 2022
See accompanying notes which are an integral part of the financial statements.
562 Tax-Exempt High Yield Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Michigan Tobacco Settlement Finance Authority Revenue Bonds 10,000 8.675 06/01/46 992
Michigan Tobacco Settlement Finance Authority Revenue Bonds 4,255 9.111 06/01/52 392
Michigan Tobacco Settlement Finance Authority Revenue Bonds 9,510 Zero coupon 06/01/58 375
Star International Academy Revenue Bonds 450 5.000 03/01/30 444
Star International Academy Revenue Bonds 500 5.000 03/01/33 483
Tipton Academy Revenue Bonds 325 4.000 06/01/51 209
Universal Academy Revenue Bonds 500 4.000 12/01/31 460
Universal Academy Revenue Bonds 65 4.000 12/01/40 53
31,538
Minnesota - 0.7%
City of Forest Lake Charter School Lease Revenue Bonds 500 5.250 08/01/43 456
City of Ham Lake Revenue Bonds 2,000 5.000 11/01/36 1,843
City of Minneapolis Charter Lease Revenue Bonds (Þ) 1,400 5.000 12/01/32 1,355
City of St Cloud Revenue Bonds 380 5.000 05/01/48 373
City of St Cloud Revenue Bonds 125 4.000 05/01/49 103
City of Woodbury Revenue Bonds 25 4.000 12/01/40 20
City of Woodbury Revenue Bonds 25 4.000 12/01/50 19
Duluth Economic Development Authority Revenue Bonds 425 4.000 06/15/35 370
Duluth Economic Development Authority Revenue Bonds 400 4.000 06/15/36 344
Duluth Economic Development Authority Revenue Bonds 100 4.000 07/01/36 84
Duluth Economic Development Authority Revenue Bonds 55 4.000 07/01/41 43
Duluth Economic Development Authority Revenue Bonds 200 4.250 02/15/48 172
Duluth Economic Development Authority Revenue Bonds 2,500 5.000 02/15/48 2,396
Duluth Economic Development Authority Revenue Bonds 1,425 5.250 02/15/53 1,396
Duluth Economic Development Authority Revenue Bonds (Æ)(Ø) 500 5.625 12/01/55 120
Duluth Independent School District No. 709 Certificate of Participation 35 3.250 03/01/25 34
Duluth Independent School District No. 709 Certificate of Participation 40 4.000 03/01/26 39
Duluth Independent School District No. 709 Certificate of Participation 45 4.000 03/01/29 42
Duluth Independent School District No. 709 Certificate of Participation 75 4.000 03/01/32 67
Duluth Independent School District No. 709 Certificate of Participation 705 4.200 03/01/34 626
Minnesota Higher Education Facilities Authority Revenue Bonds 100 4.000 12/01/40 86
Minnesota Higher Education Facilities Authority Revenue Bonds 100 5.000 05/01/47 87
St. Paul Housing & Redevelopment Authority Revenue Bonds (Þ) 140 5.250 07/01/33 137
St. Paul Housing & Redevelopment Authority Revenue Bonds (Þ) 230 5.500 07/01/38 223
10,435
Mississippi - 1.5%
Mississippi Business Finance Corp. Revenue Bonds (Þ) 1,385 4.000 10/15/30 1,151
Mississippi Business Finance Corp. Revenue Bonds (~)(Ê) 7,100 0.180 12/01/30 7,100
Mississippi Business Finance Corp. Revenue Bonds (~)(Ê) 100 0.250 12/01/30 100
Mississippi Business Finance Corp. Revenue Bonds (~)(Ê) 2,390 1.160 12/01/30 2,390
Mississippi Business Finance Corp. Revenue Bonds (~)(Ê) 8,030 0.180 11/01/35 8,030
Mississippi Business Finance Corp. Revenue Bonds 1,400 2.375 06/01/44 833
Mississippi Development Bank Revenue Bonds (Þ) 100 5.000 10/01/31 101
Mississippi Development Bank Revenue Bonds (Þ) 100 5.000 10/01/32 99
Mississippi Development Bank Revenue Bonds (Þ) 100 5.000 10/01/33 99
Mississippi Development Bank Revenue Bonds (Þ) 1,025 4.000 10/01/34 856
Mississippi Development Bank Revenue Bonds (Þ) 900 4.000 10/01/35 740
Mississippi Development Bank Revenue Bonds (Þ) 950 4.000 10/01/36 770

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — October 31, 2022
See accompanying notes which are an integral part of the financial statements.
Tax-Exempt High Yield Bond Fund 563
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Mississippi Development Bank Revenue Bonds (Þ) 200 4.000 10/01/41 151
22,420
Missouri - 0.8%
Branson Industrial Development Authority Tax Allocation 120 5.500 06/01/29 107
Cape Girardeau County Industrial Development Authority Revenue Bonds 75 5.000 03/01/36 74
Cape Girardeau County Industrial Development Authority Revenue Bonds 1,550 4.000 03/01/41 1,225
Cape Girardeau County Industrial Development Authority Revenue Bonds 175 3.000 03/01/46 104
Cape Girardeau County Industrial Development Authority Revenue Bonds 50 4.000 03/01/46 38
City of St. Louis Industrial Development Authority Revenue Bonds 200 5.000 05/15/41 185
City of St. Louis Industrial Development Authority Revenue Bonds (Þ) 2,350 5.500 06/15/42 2,028
City of St. Louis Industrial Development Authority Revenue Bonds 100 4.750 11/15/47 74
I-470 Western Gateway Transportation Development District Revenue Bonds (Þ) 250 5.250 12/01/48 232
Joplin Industrial Development Authority Revenue Bonds 50 3.500 11/01/40 40
Joplin Industrial Development Authority Revenue Bonds 75 4.250 11/01/50 56
Kansas City Industrial Development Authority Revenue Bonds (µ) 2,775 5.000 03/01/49 2,639
Kansas City Land Clearance Redevelopment Authority Tax Allocation (Þ) 1,500 5.000 02/01/40 1,093
Missouri Southern State University Revenue Bonds 250 4.000 10/01/34 211
Missouri State Health & Educational Facilities Authority Revenue Bonds 1,560 5.000 05/01/40 1,585
Missouri State Health & Educational Facilities Authority Revenue Bonds 1,000 4.000 02/01/42 770
Missouri State Health & Educational Facilities Authority Revenue Bonds 155 5.000 09/01/43 153
Missouri State Health & Educational Facilities Authority Revenue Bonds 130 5.000 09/01/48 127
Plaza at Noah's Ark Community Improvement District Revenue Bonds 450 3.000 05/01/25 427
Plaza at Noah's Ark Community Improvement District Revenue Bonds 25 3.125 05/01/35 20
St. Louis County Industrial Development Authority Revenue Bonds 650 5.000 08/15/30 613
St. Louis Land Clearance for Redevelopment Authority Revenue Bonds 500 4.000 06/01/41 416
12,217
Montana - 0.1%
County of Gallatin Revenue Bonds (Þ) 1,000 4.000 10/15/46 695
Montana Facility Finance Authority Health Care Facilities Revenue Bonds 1,500 5.000 07/01/43 1,442
2,137
Nevada - 0.3%
Carson City Hospital Revenue Bonds 1,025 5.000 09/01/47 979
City of Las Vegas Special Improvement District No. 816 Special Assessment 50 3.000 06/01/41 34
City of Las Vegas Special Improvement District No. 816 Special Assessment 100 3.125 06/01/51 60
Henderson Local Improvement Districts Special Assessment 50 4.000 09/01/35 43
Henderson Local Improvement Districts Special Assessment 50 3.500 09/01/45 33
Henderson Local Improvement Districts Special Assessment 30 4.000 09/01/51 22
Las Vegas Convention & Visitors Authority Revenue Bonds 70 5.000 07/01/29 75
Las Vegas Convention & Visitors Authority Revenue Bonds 50 5.000 07/01/30 52
Las Vegas Convention & Visitors Authority Revenue Bonds 35 5.000 07/01/35 36
Las Vegas Convention & Visitors Authority Revenue Bonds 155 5.000 07/01/43 157
Las Vegas Redevelopment Agency Tax Allocation 250 5.000 06/15/45 246
Las Vegas Special Improvement District No. 607 Special Assessment 90 5.000 06/01/24 91
Las Vegas Special Improvement District No. 813 Special Assessment 15 4.250 06/01/37 14
Las Vegas Special Improvement District No. 813 Special Assessment 25 4.375 06/01/42 22
Las Vegas Special Improvement District No. 813 Special Assessment 25 4.500 06/01/47 22
Las Vegas Special Improvement District No. 814 Special Assessment 80 4.000 06/01/49 62
Las Vegas Special Improvement District No. 815 Special Assessment 50 5.000 12/01/49 45
Nevada Department of Business & Industry Revenue Bonds (Þ) 1,100 5.000 07/15/37 1,006

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — October 31, 2022
See accompanying notes which are an integral part of the financial statements.
564 Tax-Exempt High Yield Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Tahoe-Douglas Visitors Authority Revenue Bonds 1,000 5.000 07/01/34 978
Tahoe-Douglas Visitors Authority Revenue Bonds 165 5.000 07/01/45 151
Tahoe-Douglas Visitors Authority Revenue Bonds 175 5.000 07/01/51 157
4,285
New Hampshire - 0.4%
New Hampshire Business Finance Authority Revenue Bonds (~)(Ê)(Þ) 100 2.950 04/01/29 84
New Hampshire Business Finance Authority Revenue Bonds 250 4.000 01/01/41 202
New Hampshire Business Finance Authority Revenue Bonds (~)(ae)(Ê)(Þ) 180 3.625 07/01/43 132
New Hampshire Business Finance Authority Revenue Bonds (~)(ae)(Ê)(Þ) 310 3.750 07/01/45 232
New Hampshire Business Finance Authority Revenue Bonds 1,000 4.000 01/01/51 745
New Hampshire Health and Education Facilities Authority Act Revenue Bonds 350 5.000 08/01/32 355
New Hampshire Health and Education Facilities Authority Act Revenue Bonds 370 5.000 08/01/33 374
New Hampshire Health and Education Facilities Authority Act Revenue Bonds 390 5.000 08/01/34 392
New Hampshire Health and Education Facilities Authority Act Revenue Bonds 415 5.000 08/01/35 415
New Hampshire Health and Education Facilities Authority Act Revenue Bonds 430 5.000 08/01/36 429
New Hampshire Health and Education Facilities Authority Act Revenue Bonds 500 5.000 10/01/36 494
New Hampshire Health and Education Facilities Authority Act Revenue Bonds 455 5.000 08/01/37 450
New Hampshire Health and Education Facilities Authority Act Revenue Bonds 480 5.000 08/01/38 471
New Hampshire Health and Education Facilities Authority Act Revenue Bonds 500 5.000 08/01/39 486
New Hampshire Health and Education Facilities Authority Act Revenue Bonds 480 5.000 08/01/40 464
5,725
New Jersey - 4.2%
Atlantic City General Obligation Unlimited 500 5.000 12/01/24 494
Atlantic City General Obligation Unlimited 450 5.000 12/01/25 443
Atlantic City General Obligation Unlimited 270 5.000 12/01/28 262
Atlantic City General Obligation Unlimited (µ) 225 5.000 03/01/32 235
Atlantic City General Obligation Unlimited (µ) 35 5.000 03/01/37 36
Atlantic City General Obligation Unlimited (µ) 45 5.000 03/01/42 46
Essex County Improvement Authority Revenue Bonds 545 4.000 06/15/38 463
Essex County Improvement Authority Revenue Bonds 815 4.000 06/15/46 638
New Jersey Economic Development Authority Revenue Bonds 480 5.125 09/15/23 479
New Jersey Economic Development Authority Revenue Bonds (µ) 1,360 7.425 02/15/29 1,446
New Jersey Economic Development Authority Revenue Bonds 2,150 5.250 09/15/29 2,112
New Jersey Economic Development Authority Revenue Bonds 500 4.000 07/01/32 470
New Jersey Economic Development Authority Revenue Bonds 500 5.000 07/01/32 463
New Jersey Economic Development Authority Revenue Bonds 500 5.000 06/15/41 489
New Jersey Economic Development Authority Revenue Bonds 275 3.000 08/01/41 187
New Jersey Economic Development Authority Revenue Bonds (µ) 200 5.000 06/01/42 194
New Jersey Economic Development Authority Revenue Bonds 635 5.000 06/15/42 616
New Jersey Economic Development Authority Revenue Bonds 1,500 5.375 01/01/43 1,439
New Jersey Economic Development Authority Revenue Bonds 5,000 5.000 11/01/44 4,805
New Jersey Economic Development Authority Revenue Bonds 1,275 4.000 06/15/46 1,039
New Jersey Economic Development Authority Revenue Bonds 100 5.000 07/01/47 83
New Jersey Economic Development Authority Revenue Bonds 1,000 5.000 07/15/47 927
New Jersey Economic Development Authority Revenue Bonds 1,000 5.000 10/01/47 924
New Jersey Economic Development Authority Revenue Bonds 1,250 5.000 01/01/48 1,004
New Jersey Educational Facilities Authority Revenue Bonds 200 4.000 07/01/42 146
New Jersey Educational Facilities Authority Revenue Bonds 1,000 5.000 07/01/46 843
New Jersey Educational Facilities Authority Revenue Bonds 500 3.000 07/01/50 317

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — October 31, 2022
See accompanying notes which are an integral part of the financial statements.
Tax-Exempt High Yield Bond Fund 565
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
New Jersey Health Care Facilities Financing Authority Revenue Bonds (µ) 300 4.125 07/01/38 274
New Jersey Transportation Trust Fund Authority Revenue Bonds 1,400 3.912 12/15/26 1,176
New Jersey Transportation Trust Fund Authority Revenue Bonds 600 4.302 12/15/29 435
New Jersey Transportation Trust Fund Authority Revenue Bonds 530 5.000 06/15/30 544
New Jersey Transportation Trust Fund Authority Revenue Bonds (µ) 2,400 4.168 12/15/30 1,657
New Jersey Transportation Trust Fund Authority Revenue Bonds 290 5.000 06/15/31 297
New Jersey Transportation Trust Fund Authority Revenue Bonds 370 4.000 12/15/31 353
New Jersey Transportation Trust Fund Authority Revenue Bonds 790 4.403 12/15/32 484
New Jersey Transportation Trust Fund Authority Revenue Bonds (µ) 500 3.965 12/15/33 291
New Jersey Transportation Trust Fund Authority Revenue Bonds 450 5.000 12/15/33 457
New Jersey Transportation Trust Fund Authority Revenue Bonds 100 Zero coupon 12/15/34 54
New Jersey Transportation Trust Fund Authority Revenue Bonds 370 5.000 12/15/35 370
New Jersey Transportation Trust Fund Authority Revenue Bonds (µ) 4,950 5.130 12/15/35 2,538
New Jersey Transportation Trust Fund Authority Revenue Bonds 550 5.591 12/15/35 279
New Jersey Transportation Trust Fund Authority Revenue Bonds (µ) 150 4.342 12/15/36 73
New Jersey Transportation Trust Fund Authority Revenue Bonds 3,755 4.668 12/15/36 1,788
New Jersey Transportation Trust Fund Authority Revenue Bonds 460 5.000 12/15/36 459
New Jersey Transportation Trust Fund Authority Revenue Bonds 6,735 4.649 12/15/37 3,007
New Jersey Transportation Trust Fund Authority Revenue Bonds 2,335 4.000 06/15/38 2,052
New Jersey Transportation Trust Fund Authority Revenue Bonds 675 5.000 06/15/38 665
New Jersey Transportation Trust Fund Authority Revenue Bonds 320 4.250 12/15/38 292
New Jersey Transportation Trust Fund Authority Revenue Bonds 2,750 4.680 12/15/38 1,149
New Jersey Transportation Trust Fund Authority Revenue Bonds 6,875 4.000 06/15/45 5,645
New Jersey Transportation Trust Fund Authority Revenue Bonds 185 3.500 06/15/46 137
New Jersey Transportation Trust Fund Authority Revenue Bonds 80 3.000 06/15/50 52
New Jersey Transportation Trust Fund Authority Revenue Bonds 2,525 4.000 06/15/50 2,017
New Jersey Turnpike Authority Revenue Bonds 1,785 4.000 01/01/48 1,528
South Jersey Port Corp. Revenue Bonds 1,645 5.000 01/01/36 1,613
South Jersey Port Corp. Revenue Bonds 1,600 5.000 01/01/48 1,425
South Jersey Port Corp. Revenue Bonds 3,000 5.000 01/01/49 2,826
South Jersey Transportation Authority Revenue Bonds 315 5.000 11/01/26 319
South Jersey Transportation Authority Revenue Bonds 945 5.000 11/01/39 948
South Jersey Transportation Authority Revenue Bonds 1,000 4.500 11/01/42 915
South Jersey Transportation Authority Revenue Bonds 1,000 4.625 11/01/47 901
South Jersey Transportation Authority Revenue Bonds (µ) 4,500 4.000 11/01/50 3,665
Tobacco Settlement Financing Corp. Revenue Bonds 1,930 5.000 06/01/46 1,772
Union County Improvement Authority Revenue Bonds (Þ) 600 6.750 12/01/41 482
63,539
New Mexico - 0.0%
Village of Los Ranchos de Albuquerque New Mexico Revenue Bonds 50 4.000 09/01/33 49
Village of Los Ranchos de Albuquerque New Mexico Revenue Bonds 75 4.000 09/01/40 66
115
New York - 7.4%
Brooklyn Arena Local Development Corp. Revenue Bonds 250 5.000 07/15/25 250
Brooklyn Arena Local Development Corp. Revenue Bonds 125 5.000 07/15/28 124
Brooklyn Arena Local Development Corp. Revenue Bonds (µ) 30 3.000 07/15/43 21
Brooklyn Arena Local Development Corp. Revenue Bonds 75 Zero coupon 07/15/46 16
Build NYC Resource Corp. Revenue Bonds (Þ) 100 2.500 06/15/31 80
Build NYC Resource Corp. Revenue Bonds (Þ) 170 9.750 07/01/32 161

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — October 31, 2022
See accompanying notes which are an integral part of the financial statements.
566 Tax-Exempt High Yield Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Build NYC Resource Corp. Revenue Bonds 400 4.000 06/15/36 344
Build NYC Resource Corp. Revenue Bonds 500 6.500 07/01/42 473
Build NYC Resource Corp. Revenue Bonds 100 4.000 06/15/51 69
Build NYC Resource Corp. Revenue Bonds (Þ) 350 5.000 06/15/51 304
Build NYC Resource Corp. Revenue Bonds (Þ) 1,000 4.000 11/01/51 692
Build NYC Resource Corp. Revenue Bonds (Þ) 150 5.000 12/01/51 117
Build NYC Resource Corp. Revenue Bonds 100 5.000 06/15/52 87
Build NYC Resource Corp. Revenue Bonds 55 5.000 07/01/52 50
Build NYC Resource Corp. Revenue Bonds 150 6.500 07/01/52 139
Build NYC Resource Corp. Revenue Bonds (Þ) 200 5.000 12/01/55 153
Build NYC Resource Corp. Revenue Bonds 45 5.000 07/01/56 39
Build NYC Resource Corp. Revenue Bonds 100 5.000 06/15/57 85
Build NYC Resource Corp. Revenue Bonds 150 6.500 07/01/57 136
City of New York General Obligation Unlimited 2,000 4.500 05/01/49 1,862
Dutchess County Local Development Corp. Revenue Bonds (Þ) 275 5.000 07/01/45 240
Dutchess County Local Development Corp. Revenue Bonds (Þ) 2,000 5.000 07/01/51 1,701
Erie Tobacco Asset Securitization Corp. Revenue Bonds (Þ) 4,000 Zero coupon 06/01/60 178
Genesee County Funding Corp./The Revenue Bonds 1,875 5.250 12/01/52 1,756
Hempstead Town Local Development Corp. Revenue Bonds 25 5.000 07/01/30 25
Hempstead Town Local Development Corp. Revenue Bonds 35 5.000 07/01/33 35
Hempstead Town Local Development Corp. Revenue Bonds 35 5.000 07/01/35 35
Hempstead Town Local Development Corp. Revenue Bonds 30 5.000 07/01/36 30
Hempstead Town Local Development Corp. Revenue Bonds 20 5.000 07/01/38 20
Huntington Local Development Corp. Revenue Bonds 705 4.750 07/01/31 629
Huntington Local Development Corp. Revenue Bonds 150 5.250 07/01/56 115
Jefferson County Civic Facility Development Corp. Revenue Bonds 1,000 4.000 11/01/32 862
Metropolitan Transportation Authority Revenue Bonds 5,285 5.000 02/01/23 5,303
Metropolitan Transportation Authority Revenue Bonds 150 5.000 11/15/25 154
Metropolitan Transportation Authority Revenue Bonds 95 5.000 11/15/27 96
Metropolitan Transportation Authority Revenue Bonds 150 5.000 11/15/28 151
Metropolitan Transportation Authority Revenue Bonds 60 5.000 11/15/29 60
Metropolitan Transportation Authority Revenue Bonds 140 4.000 11/15/32 130
Metropolitan Transportation Authority Revenue Bonds 295 5.000 11/15/33 294
Metropolitan Transportation Authority Revenue Bonds 450 5.000 11/15/34 443
Metropolitan Transportation Authority Revenue Bonds 50 4.000 11/15/35 44
Metropolitan Transportation Authority Revenue Bonds 690 5.000 11/15/38 665
Metropolitan Transportation Authority Revenue Bonds 115 5.000 11/15/39 110
Metropolitan Transportation Authority Revenue Bonds 30 5.250 11/15/39 30
Metropolitan Transportation Authority Revenue Bonds 40 2.813 11/15/40 15
Metropolitan Transportation Authority Revenue Bonds 375 4.000 11/15/40 312
Metropolitan Transportation Authority Revenue Bonds 2,500 5.000 11/15/40 2,380
Metropolitan Transportation Authority Revenue Bonds 1,000 5.000 11/15/42 943
Metropolitan Transportation Authority Revenue Bonds 240 5.000 11/15/43 225
Metropolitan Transportation Authority Revenue Bonds 105 5.000 11/15/44 98
Metropolitan Transportation Authority Revenue Bonds 1,585 4.000 11/15/45 1,248
Metropolitan Transportation Authority Revenue Bonds 500 4.750 11/15/45 443
Metropolitan Transportation Authority Revenue Bonds 1,500 5.000 11/15/45 1,391
Metropolitan Transportation Authority Revenue Bonds 1,000 4.000 11/15/47 774

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — October 31, 2022
See accompanying notes which are an integral part of the financial statements.
Tax-Exempt High Yield Bond Fund 567
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Metropolitan Transportation Authority Revenue Bonds (µ) 100 4.000 11/15/48 81
Metropolitan Transportation Authority Revenue Bonds 200 4.000 11/15/48 154
Metropolitan Transportation Authority Revenue Bonds 1,300 4.000 11/15/49 994
Metropolitan Transportation Authority Revenue Bonds (~)(Ê) 3,180 0.190 11/15/50 3,180
Metropolitan Transportation Authority Revenue Bonds 3,000 4.000 11/15/50 2,279
Metropolitan Transportation Authority Revenue Bonds (µ) 900 4.000 11/15/50 725
Metropolitan Transportation Authority Revenue Bonds 190 5.000 11/15/50 171
Metropolitan Transportation Authority Revenue Bonds 1,125 5.250 11/15/55 1,056
Metropolitan Transportation Authority Revenue Bonds 1,740 5.250 11/15/56 1,629
Nassau County Tobacco Settlement Corp. Revenue Bonds 12,290 Zero coupon 06/01/60 520
New York City Housing Development Corp. Revenue Bonds 600 3.500 02/15/48 580
New York City Industrial Development Revenue Bonds (µ) 1,325 3.000 01/01/46 866
New York City Industrial Development Revenue Bonds 125 3.000 03/01/49 78
New York City Industrial Development Revenue Bonds (µ) 125 3.000 03/01/49 82
New York City Municipal Water Finance Authority Revenue Bonds (~)(Ê) 2,000 1.57 0 06/15/49 2,000
New York City Water & Sewer System Revenue Bonds 2,000 4.000 06/15/40 1,820
New York Counties Tobacco Trust IV Revenue Bonds 9,455 8.130 06/01/60 382
New York Liberty Development Corp. Revenue Bonds (µ) 1,000 2.750 02/15/44 658
New York Liberty Development Corp. Revenue Bonds (Þ) 12,965 5.000 11/15/44 11,348
New York Liberty Development Corp. Revenue Bonds (Þ) 975 7.250 11/15/44 974
New York Liberty Development Corp. Revenue Bonds 100 2.625 09/15/69 82
New York Power Authority Revenue Bonds 2,000 4.000 11/15/50 1,709
New York State Dormitory Authority Revenue Bonds (Þ) 900 5.000 12/01/29 891
New York State Dormitory Authority Revenue Bonds (Þ) 400 5.000 12/01/35 383
New York State Dormitory Authority Revenue Bonds 11,305 4.000 03/15/38 10,435
New York State Dormitory Authority Revenue Bonds 1,000 4.000 03/15/47 857
New York State Dormitory Authority Revenue Bonds (µ) 520 3.000 09/01/50 335
New York State Dormitory Authority Revenue Bonds 455 4.000 09/01/50 313
New York State Dormitory Authority Revenue Bonds 525 4.250 05/01/52 448
New York State Dormitory Authority Revenue Bonds 840 5.000 05/01/52 799
New York State Dormitory Authority Revenue Bonds 2,000 4.000 07/01/53 1,610
New York State Dormitory Authority Revenue Bonds 1,000 5.000 07/01/57 875
New York State Environmental Facilities Corp. Revenue Bonds (~)(ae)(Ê) 500 2.750 09/01/50 465
New York State Housing Finance Agency Revenue Bonds 2,045 2.800 11/01/51 1,222
New York State Thruway Authority Revenue Bonds 500 3.000 03/15/48 346
New York State Thruway Authority Revenue Bonds 4,855 3.000 03/15/51 3,280
New York Transportation Development Corp. Revenue Bonds 140 2.250 08/01/26 128
New York Transportation Development Corp. Revenue Bonds 1,370 5.000 08/01/26 1,363
New York Transportation Development Corp. Revenue Bonds 70 5.000 01/01/29 69
New York Transportation Development Corp. Revenue Bonds 1,000 5.000 01/01/30 990
New York Transportation Development Corp. Revenue Bonds 1,825 4.000 10/01/30 1,708
New York Transportation Development Corp. Revenue Bonds 50 5.000 01/01/31 49
New York Transportation Development Corp. Revenue Bonds 280 3.000 08/01/31 241
New York Transportation Development Corp. Revenue Bonds 1,450 5.250 08/01/31 1,437
New York Transportation Development Corp. Revenue Bonds 100 5.000 01/01/33 97
New York Transportation Development Corp. Revenue Bonds 1,315 4.000 07/01/33 1,175
New York Transportation Development Corp. Revenue Bonds 2,055 5.000 10/01/35 1,975
New York Transportation Development Corp. Revenue Bonds 1,825 4.000 01/01/36 1,592

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — October 31, 2022
See accompanying notes which are an integral part of the financial statements.
568 Tax-Exempt High Yield Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
New York Transportation Development Corp. Revenue Bonds 430 5.375 08/01/36 418
New York Transportation Development Corp. Revenue Bonds 1,510 5.000 12/01/38 1,409
New York Transportation Development Corp. Revenue Bonds 1,740 4.000 12/01/39 1,454
New York Transportation Development Corp. Revenue Bonds 2,125 5.000 10/01/40 1,998
New York Transportation Development Corp. Revenue Bonds (µ) 75 4.000 12/01/40 66
New York Transportation Development Corp. Revenue Bonds 2,490 5.000 12/01/40 2,281
New York Transportation Development Corp. Revenue Bonds 2,875 5.000 07/01/41 2,685
New York Transportation Development Corp. Revenue Bonds 55 4.000 12/01/42 43
New York Transportation Development Corp. Revenue Bonds 3,825 4.375 10/01/45 3,168
New York Transportation Development Corp. Revenue Bonds (µ) 1,000 4.000 07/01/46 787
New York Transportation Development Corp. Revenue Bonds 1,675 5.250 01/01/50 1,572
New York Transportation Development Corp. Revenue Bonds 1,640 4.000 04/30/53 1,203
Oneida County Local Development Corp. Revenue Bonds (µ) 35 4.000 12/01/33 33
Oneida County Local Development Corp. Revenue Bonds (µ) 50 4.000 12/01/34 46
Oneida County Local Development Corp. Revenue Bonds (µ) 30 4.000 12/01/35 28
Oneida County Local Development Corp. Revenue Bonds (µ) 40 4.000 12/01/36 37
Oneida County Local Development Corp. Revenue Bonds (µ) 60 4.000 12/01/37 54
Oneida County Local Development Corp. Revenue Bonds (µ) 30 4.000 12/01/38 27
Oneida County Local Development Corp. Revenue Bonds (µ) 215 3.000 12/01/39 157
Oneida County Local Development Corp. Revenue Bonds (µ) 60 3.000 12/01/40 43
Oneida County Local Development Corp. Revenue Bonds (µ) 120 4.000 12/01/49 100
Port Authority of New York & New Jersey Revenue Bonds 430 4.000 07/15/46 354
Port Authority of New York & New Jersey Revenue Bonds 1,000 4.000 07/15/51 806
Port Authority of New York & New Jersey Revenue Bonds 200 5.500 08/01/52 209
Port Authority of New York & New Jersey Revenue Bonds 100 5.000 07/15/56 90
Suffolk Tobacco Asset Securitization Corp. Revenue Bonds 4,000 4.000 06/01/50 3,144
Westchester County Local Development Corp. Revenue Bonds 125 5.000 11/01/46 113
Western Regional Off-Track Betting Corp. Revenue Bonds (Þ) 115 4.125 12/01/41 82
Yonkers Economic Development Corp. Revenue Bonds 25 5.000 10/15/39 22
Yonkers Economic Development Corp. Revenue Bonds 50 5.000 10/15/40 44
Yonkers Economic Development Corp. Revenue Bonds 30 5.000 10/15/49 25
Yonkers Economic Development Corp. Revenue Bonds 75 5.000 10/15/50 63
Yonkers Economic Development Corp. Revenue Bonds 30 5.000 10/15/54 25
113,174
North Carolina - 0.9%
Charlotte-Mecklenburg Hospital Authority (The) Revenue Bonds (~)(Ê) 2,000 0.930 01/15/38 2,000
North Carolina Department of Transportation Revenue Bonds 75 5.000 12/31/37 73
North Carolina Medical Care Commission Revenue Bonds 1,100 4.000 03/01/41 827
North Carolina Medical Care Commission Revenue Bonds 2,180 4.000 09/01/41 1,744
North Carolina Medical Care Commission Revenue Bonds 1,620 5.000 10/01/42 1,692
North Carolina Medical Care Commission Revenue Bonds 50 5.000 10/01/45 45
North Carolina Medical Care Commission Revenue Bonds 25 4.000 09/01/46 19
North Carolina Medical Care Commission Revenue Bonds 1,000 5.000 01/01/49 907
North Carolina Medical Care Commission Revenue Bonds 1,500 5.000 07/01/49 1,303
North Carolina Medical Care Commission Revenue Bonds 100 5.000 10/01/50 88
North Carolina Medical Care Commission Revenue Bonds 350 4.000 03/01/51 234
North Carolina Medical Care Commission Revenue Bonds 2,290 4.000 09/01/51 1,687
North Carolina Medical Care Commission Revenue Bonds 1,000 4.000 01/01/52 716
North Carolina Turnpike Authority Revenue Bonds 2,000 5.000 01/01/43 1,888

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — October 31, 2022
See accompanying notes which are an integral part of the financial statements.
Tax-Exempt High Yield Bond Fund 569
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
North Carolina Turnpike Authority Revenue Bonds 1,000 5.000 07/01/51 918
14,141
North Dakota - 0.2%
City of Grand Forks Healthcare System Revenue Bonds 500 4.000 12/01/51 372
County of Burleigh North Dakota Revenue Bonds 395 5.200 04/15/46 327
County of Ward Health Care Facilities Revenue Bonds 1,000 5.000 06/01/38 859
County of Ward Health Care Facilities Revenue Bonds 2,500 5.000 06/01/48 1,999
3,557
Ohio - 3.8%
Akron Bath Copley Joint Township Hospital District Revenue Bonds 3,000 5.250 11/15/46 2,850
Buckeye Tobacco Settlement Financing Authority Revenue Bonds 500 4.000 06/01/37 451
Buckeye Tobacco Settlement Financing Authority Revenue Bonds 55 4.000 06/01/38 49
Buckeye Tobacco Settlement Financing Authority Revenue Bonds 55 4.000 06/01/39 49
Buckeye Tobacco Settlement Financing Authority Revenue Bonds 300 3.000 06/01/48 195
Buckeye Tobacco Settlement Financing Authority Revenue Bonds 1,230 4.000 06/01/48 974
Buckeye Tobacco Settlement Financing Authority Revenue Bonds 23,840 5.000 06/01/55 20,065
Buckeye Tobacco Settlement Financing Authority Revenue Bonds 8,625 6.259 06/01/57 859
Centerville Health Care Revenue Bonds 100 5.250 11/01/37 91
Centerville Health Care Revenue Bonds 150 5.250 11/01/50 126
Cleveland-Cuyahoga County Port Authority Revenue Bonds 1,000 4.000 08/01/44 828
Cleveland-Cuyahoga County Port Authority Revenue Bonds 1,500 5.500 08/01/52 1,531
Cleveland-Cuyahoga County Port Authority Tax Allocation (Þ) 100 4.000 12/01/55 73
Cleveland-Cuyahoga County Port Authority Tax Allocation (Þ) 100 4.500 12/01/55 73
Columbus-Franklin County Finance Authority Revenue Bonds 1,460 4.000 11/15/38 1,358
County of Darke Revenue Bonds 50 4.000 09/01/40 40
County of Darke Revenue Bonds 50 4.000 09/01/45 38
County of Darke Revenue Bonds 75 5.000 09/01/49 62
County of Franklin Revenue Bonds 500 4.000 12/01/44 424
County of Franklin Revenue Bonds 520 5.250 11/15/55 431
County of Lucas Hospital Revenue Bonds 1,540 5.250 11/15/48 1,066
Cuyahoga County Hospital Revenue Bonds 200 5.000 05/15/32 190
Cuyahoga County Hospital Revenue Bonds 1,000 5.000 02/15/37 995
Cuyahoga County Hospital Revenue Bonds (Æ)(Ø) 225 5.375 05/15/37 210
Cuyahoga County Hospital Revenue Bonds 2,140 5.000 02/15/42 2,052
Cuyahoga County Hospital Revenue Bonds 400 5.500 05/15/42 369
Cuyahoga County Hospital Revenue Bonds 2,000 5.000 02/15/57 1,764
Cuyahoga County Hospital Revenue Bonds 2,000 5.500 02/15/57 1,942
Franklin County Convention Facilities Authority Revenue Bonds 350 5.000 12/01/35 344
Franklin County Convention Facilities Authority Revenue Bonds 850 5.000 12/01/51 762
Green Local School District/Summit County General Obligation Unlimited 1,000 5.500 11/01/59 1,043
Northeast Ohio Medical University Revenue Bonds 25 3.000 12/01/40 18
Northeast Ohio Medical University Revenue Bonds 25 4.000 12/01/45 21
Ohio Air Quality Development Authority Revenue Bonds (Þ) 100 3.750 01/15/28 95
Ohio Air Quality Development Authority Revenue Bonds 230 3.250 09/01/29 205
Ohio Air Quality Development Authority Revenue Bonds (Þ) 120 4.250 01/15/38 105
Ohio Air Quality Development Authority Revenue Bonds (Þ) 1,190 4.500 01/15/48 959
Ohio Higher Educational Facility Commission Revenue Bonds 1,385 5.250 12/01/43 1,239
Ohio Higher Educational Facility Commission Revenue Bonds 2,000 5.000 11/01/44 1,676
Ohio Higher Educational Facility Commission Revenue Bonds 1,100 4.000 07/01/46 909

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — October 31, 2022
See accompanying notes which are an integral part of the financial statements.
570 Tax-Exempt High Yield Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Ohio Higher Educational Facility Commission Revenue Bonds 200 6.000 09/01/47 196
Ohio Higher Educational Facility Commission Revenue Bonds 1,500 5.000 01/15/50 1,405
Ohio Higher Educational Facility Commission Revenue Bonds 300 5.000 12/01/50 260
Ohio Higher Educational Facility Commission Revenue Bonds 275 6.000 09/01/52 268
Port of Greater Cincinnati Development Authority Revenue Bonds 3,175 5.000 11/15/45 3,265
Port of Greater Cincinnati Development Authority Revenue Bonds (Þ) 125 4.250 12/01/50 90
Port of Greater Cincinnati Development Authority Revenue Bonds (~)(ae)(Ê) 180 4.375 06/15/56 163
Southern Ohio Port Authority Revenue Bonds (Þ) 275 6.500 12/01/30 239
Southern Ohio Port Authority Revenue Bonds (Þ) 1,125 7.000 12/01/42 901
State of Ohio Revenue Bonds (Þ) 110 5.000 12/01/38 93
State of Ohio Revenue Bonds 350 3.000 01/15/45 232
State of Ohio Revenue Bonds 1,915 4.000 01/15/46 1,534
State of Ohio Revenue Bonds (Þ) 275 5.000 12/01/48 216
State of Ohio Revenue Bonds 25 4.000 01/15/50 20
Toledo-Lucas County Port Authority Revenue Bonds 925 5.000 07/01/39 838
Toledo-Lucas County Port Authority Revenue Bonds 100 4.000 01/01/43 78
Toledo-Lucas County Port Authority Revenue Bonds 1,050 4.000 01/01/46 791
Toledo-Lucas County Port Authority Revenue Bonds 50 4.000 01/01/51 36
Toledo-Lucas County Port Authority Revenue Bonds 150 4.000 01/01/57 104
57,260
Oklahoma - 0.5%
Norman Regional Hospital Authority Revenue Bonds 1,500 5.000 09/01/37 1,470
Oklahoma Development Finance Authority Revenue Bonds 2,040 5.000 08/01/47 2
Oklahoma Development Finance Authority Revenue Bonds 200 5.250 08/15/48 160
Oklahoma Development Finance Authority Revenue Bonds (µ) 500 4.000 08/15/52 407
Oklahoma Development Finance Authority Revenue Bonds 2,175 5.500 08/15/52 1,780
Oklahoma Development Finance Authority Revenue Bonds 660 5.250 08/01/57 1
Oklahoma Development Finance Authority Revenue Bonds 325 5.500 08/15/57 260
Tulsa Airports Improvement Trust Revenue Bonds (~)(ae)(Ê) 1,305 5.000 06/01/35 1,300
Tulsa Airports Improvement Trust Revenue Bonds 500 5.500 12/01/35 501
Tulsa Authority for Economic Opportunity Tax Allocation (Þ) 160 4.375 12/01/41 123
Tulsa Authority for Economic Opportunity Tax Allocation (Þ) 745 4.000 12/01/43 539
Tulsa County Industrial Authority Revenue Bonds 1,000 5.250 11/15/37 985
7,528
Oregon - 0.6%
Astoria Hospital Facilities Authority Revenue Bonds 740 5.000 08/01/41 720
Clackamas County Hospital Facility Authority Revenue Bonds 500 5.125 11/15/40 439
Clackamas County Hospital Facility Authority Revenue Bonds 25 5.375 11/15/55 21
County of Yamhill Revenue Bonds 350 4.000 12/01/41 295
County of Yamhill Revenue Bonds 1,650 4.000 12/01/46 1,334
Medford Hospital Facilities Authority Revenue Bonds 100 5.000 08/15/45 98
Medford Hospital Facilities Authority Revenue Bonds 215 4.000 08/15/50 177
Oregon State Facilities Authority Revenue Bonds (Þ) 1,000 5.000 10/01/36 881
Oregon State Facilities Authority Revenue Bonds 2,500 5.000 04/01/45 2,471
Oregon State Facilities Authority Revenue Bonds (ae) 30 5.000 10/01/46 32
Oregon State Facilities Authority Revenue Bonds 470 5.000 10/01/46 435
Oregon State Facilities Authority Revenue Bonds (Þ) 1,000 5.000 10/01/48 823
Oregon State Facilities Authority Revenue Bonds 300 4.000 10/01/51 227
Salem Hospital Facility Authority Revenue Bonds 1,000 4.000 05/15/47 733

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — October 31, 2022
See accompanying notes which are an integral part of the financial statements.
Tax-Exempt High Yield Bond Fund 571
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Yamhill County Hospital Authority Revenue Bonds 125 5.000 11/15/51 96
8,782
Pennsylvania - 5.0%
Allegheny County Airport Authority Revenue Bonds (µ) 1,000 4.000 01/01/46 805
Allegheny County Airport Authority Revenue Bonds (µ) 3,710 4.000 01/01/56 2,868
Allegheny County Hospital Development Authority Revenue Bonds 1,865 4.000 04/01/44 1,525
Allegheny County Industrial Development Authority Revenue Bonds 250 4.875 11/01/24 249
Allegheny County Industrial Development Authority Revenue Bonds 150 5.125 05/01/30 147
Allegheny County Industrial Development Authority Revenue Bonds (Þ) 1,080 3.000 06/15/31 880
Allegheny County Industrial Development Authority Revenue Bonds 100 4.000 06/15/41 75
Allegheny County Industrial Development Authority Revenue Bonds 100 4.000 06/15/51 69
Allegheny County Industrial Development Authority Revenue Bonds 100 4.000 06/15/56 66
Allentown Neighborhood Improvement Zone Development Authority Revenue Bonds
(Þ) 715 5.000 05/01/28 689
Allentown Neighborhood Improvement Zone Development Authority Revenue Bonds 750 5.000 05/01/32 738
Allentown Neighborhood Improvement Zone Development Authority Revenue Bonds
(Þ) 500 5.000 05/01/32 469
Allentown Neighborhood Improvement Zone Development Authority Revenue Bonds
(Þ) 1,000 5.000 05/01/33 927
Allentown Neighborhood Improvement Zone Development Authority Revenue Bonds
(Þ) 3,500 5.000 05/01/42 2,992
Allentown Neighborhood Improvement Zone Development Authority Revenue Bonds 1,000 5.000 05/01/42 881
Allentown Neighborhood Improvement Zone Development Authority Revenue Bonds
(Þ) 625 5.250 05/01/42 544
Allentown Neighborhood Improvement Zone Development Authority Revenue Bonds
(Þ) 475 6.000 05/01/42 447
Berks County Industrial Development Authority Revenue Bonds 50 5.000 11/01/29 42
Berks County Industrial Development Authority Revenue Bonds 110 5.000 11/01/30 91
Berks County Industrial Development Authority Revenue Bonds 75 5.000 11/01/34 58
Berks County Industrial Development Authority Revenue Bonds 375 4.000 11/01/47 213
Berks County Industrial Development Authority Revenue Bonds 750 5.000 11/01/50 498
Berks County Municipal Authority Revenue Bonds 190 5.000 11/01/40 136
Berks County Municipal Authority Revenue Bonds 300 5.000 11/01/44 209
Berks County Municipal Authority Revenue Bonds 1,225 5.000 10/01/49 997
Bucks County Industrial Development Authority Revenue Bonds 100 5.000 10/01/37 99
Bucks County Industrial Development Authority Revenue Bonds 725 4.000 07/01/51 479
Bucks County Industrial Development Authority Revenue Bonds 2,245 5.000 07/01/54 1,801
Chester County Health & Education Facilities Authority Revenue Bonds 795 5.000 11/01/24 774
Chester County Health & Education Facilities Authority Revenue Bonds 625 5.000 11/01/25 599
Chester County Health & Education Facilities Authority Revenue Bonds 1,985 5.000 11/01/37 1,599
Chester County Industrial Development Authority Revenue Bonds (Þ) 2,000 5.625 10/15/42 1,841
Chester County Industrial Development Authority Revenue Bonds 1,255 5.000 12/15/51 1,125
Chester County Industrial Development Authority Revenue Bonds (Þ) 250 6.000 10/15/52 230
City of Erie Higher Education Building Authority Revenue Bonds (ae)(Þ) 295 5.000 09/15/26 311
City of Erie Higher Education Building Authority Revenue Bonds (Þ) 1,770 5.000 09/15/33 1,599
City of Philadelphia General Obligation Unlimited (~)(Ê) 5,400 2.350 08/01/31 5,400
City of Scranton General Obligation Unlimited (Þ) 1,275 5.000 09/01/28 1,270
Clairton Municipal Authority Revenue Bonds 240 5.000 12/01/42 240
Commonwealth Financing Authority Revenue Bonds (µ) 1,525 4.000 06/01/39 1,389
Dauphin County General Authority Revenue Bonds (Þ) 850 5.875 10/15/40 812
Dauphin County General Authority Revenue Bonds (Þ) 1,000 5.125 10/15/41 869

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — October 31, 2022
See accompanying notes which are an integral part of the financial statements.
572 Tax-Exempt High Yield Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Dauphin County General Authority Revenue Bonds (Þ) 2,700 6.250 10/15/53 2,593
Doylestown Hospital Authority Revenue Bonds 295 3.950 07/01/24 277
East Hempfield Township Industrial Development Authority Revenue Bonds 600 5.000 07/01/45 605
Franklin County Industrial Development Authority Revenue Bonds 100 5.000 12/01/43 80
Franklin County Industrial Development Authority Revenue Bonds 100 5.000 12/01/48 78
Franklin County Industrial Development Authority Revenue Bonds 510 5.000 12/01/49 396
Franklin County Industrial Development Authority Revenue Bonds 150 5.000 12/01/53 114
Geisinger Authority Revenue Bonds (USD 3 Month LIBOR + 0.770%)(Ê) 100 1.230 05/01/37 86
General Authority of Southcentral Pennsylvania Revenue Bonds 75 4.000 06/01/44 63
General Authority of Southcentral Pennsylvania Revenue Bonds (Þ) 1,765 6.500 07/15/48 1,787
Hospitals & Higher Education Facilities Authority of Philadelphia Revenue Bonds 500 5.000 07/01/28 513
Hospitals & Higher Education Facilities Authority of Philadelphia Revenue Bonds 500 5.000 07/01/33 506
Huntingdon County General Authority Revenue Bonds 1,000 5.000 05/01/46 1,001
Lancaster County Hospital Authority Revenue Bonds 1,000 5.250 07/01/41 892
Lancaster County Hospital Authority Revenue Bonds 750 5.000 03/01/50 586
Lancaster Higher Education Authority Revenue Bonds 1,195 5.000 10/01/37 1,134
Lancaster Higher Education Authority Revenue Bonds 2,000 5.000 10/01/42 1,838
Lancaster Industrial Development Authority Revenue Bonds 675 4.000 07/01/46 505
Latrobe Industrial Development Authority Revenue Bonds 1,375 5.000 05/01/43 1,386
Latrobe Industrial Development Authority Revenue Bonds 125 4.000 03/01/46 92
Latrobe Industrial Development Authority Revenue Bonds 125 4.000 03/01/51 89
Lehigh County General Purpose Authority Revenue Bonds 1,000 4.000 06/01/57 743
Montgomery County Higher Education & Health Authority Revenue Bonds 1,500 5.000 12/01/37 1,448
Montgomery County Higher Education & Health Authority Revenue Bonds 2,500 5.000 05/01/52 2,355
Montgomery County Industrial Development Authority Revenue Bonds 1,530 5.000 11/15/36 1,472
Montgomery County Industrial Development Authority Revenue Bonds 135 5.000 11/15/45 124
Montgomery County Industrial Development Authority Revenue Bonds 1,700 5.250 01/15/46 1,765
Northampton County General Purpose Authority Revenue Bonds 1,625 5.000 10/01/36 1,601
Northeastern Pennsylvania Hospital & Education Authority Revenue Bonds 55 5.000 05/01/44 50
Northeastern Pennsylvania Hospital & Education Authority Revenue Bonds 75 5.000 05/01/49 67
Pennsylvania Economic Development Financing Authority Revenue Bonds 1,050 4.000 07/01/41 863
Pennsylvania Economic Development Financing Authority Revenue Bonds 1,250 5.000 06/30/42 1,159
Pennsylvania Economic Development Financing Authority Revenue Bonds 150 4.000 07/01/46 117
Pennsylvania Higher Educational Facilities Authority Revenue Bonds 365 6.250 09/01/33 374
Pennsylvania Higher Educational Facilities Authority Revenue Bonds 350 5.000 05/01/42 291
Pennsylvania Higher Educational Facilities Authority Revenue Bonds 950 5.500 07/15/43 965
Pennsylvania Turnpike Commission Revenue Bonds 1,250 5.000 12/01/40 1,256
Pennsylvania Turnpike Commission Revenue Bonds 2,140 5.250 12/01/44 2,170
Pennsylvania Turnpike Commission Revenue Bonds 1,000 5.250 06/01/47 1,002
Pennsylvania Turnpike Commission Revenue Bonds 2,000 4.000 12/01/51 1,686
Philadelphia Authority for Industrial Development Revenue Bonds (Þ) 900 5.000 06/15/40 802
Philadelphia Authority for Industrial Development Revenue Bonds 750 5.125 06/15/42 658
Philadelphia Authority for Industrial Development Revenue Bonds 150 5.000 06/15/50 125
Philadelphia Authority for Industrial Development Revenue Bonds (Þ) 200 5.000 06/15/50 167
Philadelphia Authority for Industrial Development Revenue Bonds 100 5.000 08/01/50 90
Philadelphia Authority for Industrial Development Revenue Bonds 145 5.250 06/15/52 125
Scranton Redevelopment Authority Revenue Bonds 100 5.000 11/15/28 94
Scranton School District General Obligation Limited (µ) 2,025 4.250 06/01/37 1,941

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — October 31, 2022
See accompanying notes which are an integral part of the financial statements.
Tax-Exempt High Yield Bond Fund 573
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Susquehanna Area Regional Airport Authority Revenue Bonds 200 5.000 01/01/38 196
Upper Dauphin Industrial Development Authority Revenue Bonds (Þ) 380 6.250 07/01/57 329
Washington County Redevelopment Authority Tax Allocation 265 5.000 07/01/28 258
West Cornwall Township Municipal Authority Revenue Bonds 365 4.000 11/15/36 315
West Cornwall Township Municipal Authority Revenue Bonds 370 4.000 11/15/41 305
West Cornwall Township Municipal Authority Revenue Bonds 525 4.000 11/15/46 413
Westmoreland County Industrial Development Authority Revenue Bonds 80 4.000 07/01/37 67
77,066
Puerto Rico - 5.5%
Commonwealth of Puerto Rico General Obligation Unlimited 206 5.250 07/01/23 207
Commonwealth of Puerto Rico General Obligation Unlimited 414 Zero coupon 07/01/24 377
Commonwealth of Puerto Rico General Obligation Unlimited 968 5.375 07/01/25 968
Commonwealth of Puerto Rico General Obligation Unlimited 959 5.625 07/01/27 966
Commonwealth of Puerto Rico General Obligation Unlimited 1,802 5.625 07/01/29 1,812
Commonwealth of Puerto Rico General Obligation Unlimited 1,306 5.750 07/01/31 1,314
Commonwealth of Puerto Rico General Obligation Unlimited 2,019 Zero coupon 07/01/33 1,026
Commonwealth of Puerto Rico General Obligation Unlimited 559 4.000 07/01/33 473
Commonwealth of Puerto Rico General Obligation Unlimited 3,932 4.000 07/01/35 3,214
Commonwealth of Puerto Rico General Obligation Unlimited 710 4.000 07/01/37 565
Commonwealth of Puerto Rico General Obligation Unlimited 1,232 4.000 07/01/41 937
Commonwealth of Puerto Rico General Obligation Unlimited (~)(Ê) 2,360 1.000 11/01/43 1,077
Commonwealth of Puerto Rico General Obligation Unlimited 2,322 4.000 07/01/46 1,685
Commonwealth of Puerto Rico General Obligation Unlimited (~)(Ê) 1,832 1.000 11/01/51 728
GDB Debt Recovery Authority of Puerto Rico Revenue Bonds 5,024 7.500 08/20/40 4,327
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue Bonds (Þ) 900 2.750 07/01/23 878
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue Bonds (Þ) 600 3.500 07/01/26 546
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue Bonds (Æ)(Ø)(Þ) 600 3.750 07/01/27 537
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue Bonds (Þ) 1,825 5.000 07/01/33 1,700
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue Bonds (Þ) 2,000 5.000 07/01/35 1,833
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue Bonds (Þ) 2,280 4.000 07/01/42 1,740
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue Bonds (Þ) 11,075 5.000 07/01/47 9,454
Puerto Rico Electric Power Authority Revenue Bonds (Æ)(Ø) 775 4.750 07/01/26 578
Puerto Rico Electric Power Authority Revenue Bonds (Æ)(Ø) 1,685 5.250 07/01/27 1,264
Puerto Rico Electric Power Authority Revenue Bonds (Æ)(Ø) 2,875 5.000 07/01/28 2,156
Puerto Rico Electric Power Authority Revenue Bonds (USD 3 Month LIBOR +
0.520%)(µ)(Ê) 2,865 1.480 07/01/29 2,684
Puerto Rico Electric Power Authority Revenue Bonds (Æ)(Ø) 1,150 5.250 07/01/31 863
Puerto Rico Electric Power Authority Revenue Bonds (Æ)(Ø) 3,830 5.000 07/01/32 2,872
Puerto Rico Electric Power Authority Revenue Bonds (µ) 100 5.250 07/01/32 98
Puerto Rico Electric Power Authority Revenue Bonds (µ) 355 4.750 07/01/33 332
Puerto Rico Electric Power Authority Revenue Bonds (Æ)(Ø) 655 5.250 07/01/35 491
Puerto Rico Electric Power Authority Revenue Bonds (Æ)(Ø) 100 6.750 07/01/36 76
Puerto Rico Electric Power Authority Revenue Bonds (Æ)(Ø) 1,700 5.250 07/01/40 1,275
Puerto Rico Electric Power Authority Revenue Bonds (Æ)(Ø) 1,000 7.000 07/01/43 765
Puerto Rico Highway & Transportation Authority Revenue Bonds (Æ)(Ø) 100 5.000 07/01/24 20
Puerto Rico Highway & Transportation Authority Revenue Bonds (Æ)(Ø) 200 5.500 07/01/24 40
Puerto Rico Highway & Transportation Authority Revenue Bonds (Æ)(Ø) 50 5.000 07/01/25 10
Puerto Rico Highway & Transportation Authority Revenue Bonds (Æ)(Ø) 50 5.000 07/01/26 10
Puerto Rico Highway & Transportation Authority Revenue Bonds (Æ)(Ø) 325 5.500 07/01/26 65

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — October 31, 2022
See accompanying notes which are an integral part of the financial statements.
574 Tax-Exempt High Yield Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Puerto Rico Highway & Transportation Authority Revenue Bonds (µ) 20 5.500 07/01/26 21
Puerto Rico Highway & Transportation Authority Revenue Bonds (Æ)(Ø) 100 5.000 07/01/27 20
Puerto Rico Highway & Transportation Authority Revenue Bonds (µ) 360 5.000 07/01/28 363
Puerto Rico Highway & Transportation Authority Revenue Bonds (Æ)(Ø) 60 5.000 07/01/28 —
Puerto Rico Highway & Transportation Authority Revenue Bonds (µ) 140 5.500 07/01/29 141
Puerto Rico Highway & Transportation Authority Revenue Bonds (Æ)(Ø) 575 5.000 07/01/30 115
Puerto Rico Highway & Transportation Authority Revenue Bonds (µ) 515 5.250 07/01/31 499
Puerto Rico Highway & Transportation Authority Revenue Bonds (µ) 10 5.500 07/01/31 10
Puerto Rico Highway & Transportation Authority Revenue Bonds (Æ)(Ø) 205 5.000 07/01/32 41
Puerto Rico Highway & Transportation Authority Revenue Bonds (µ) 25 5.250 07/01/32 25
Puerto Rico Highway & Transportation Authority Revenue Bonds (µ) 525 5.250 07/01/33 513
Puerto Rico Highway & Transportation Authority Revenue Bonds (µ) 270 5.250 07/01/34 262
Puerto Rico Highway & Transportation Authority Revenue Bonds (µ) 65 5.250 07/01/35 63
Puerto Rico Highway & Transportation Authority Revenue Bonds (µ) 1,690 5.250 07/01/36 1,635
Puerto Rico Highway & Transportation Authority Revenue Bonds (Æ)(Ø) 175 5.000 07/01/37 35
Puerto Rico Highway & Transportation Authority Revenue Bonds (µ) 160 4.750 07/01/38 150
Puerto Rico Highway & Transportation Authority Revenue Bonds (µ) 4,510 5.250 07/01/38 4,237
Puerto Rico Highway & Transportation Authority Revenue Bonds (µ) 760 5.250 07/01/41 730
Puerto Rico Highway & Transportation Authority Revenue Bonds (Æ)(Ø) 230 5.000 07/01/42 46
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds 72 3.941 07/01/24 66
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds 475 5.250 08/01/24 475
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds 394 4.030 07/01/27 307
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds 273 3.071 07/01/29 189
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds 249 4.491 07/01/31 152
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds 585 3.450 07/01/33 314
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds 220 4.500 07/01/34 199
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds 9,437 4.329 07/01/40 7,915
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds 221 4.550 07/01/40 191
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds 15,491 5.709 07/01/46 3,355
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds 4,190 5.772 07/01/51 647
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds 32 4.536 07/01/53 26
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds 3,150 4.750 07/01/53 2,627
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds 624 4.784 07/01/58 515
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds 9,340 5.000 07/01/58 8,009
83,856
Rhode Island - 0.2%
Rhode Island Housing and Mortgage Finance Corp. Revenue Bonds 500 5.000 10/01/42 490
Tobacco Settlement Financing Corp. Revenue Bonds 3,450 6.959 06/01/52 462
Tobacco Settlement Financing Corp. Revenue Bonds 12,000 8.861 06/01/52 1,396
2,348
South Carolina - 0.7%
Berkeley County Special Assessment 500 4.000 11/01/30 447
County of Berkeley Special Assessment 2,250 4.250 11/01/40 1,787
South Carolina Jobs-Economic Development Authority Revenue Bonds (Þ) 100 8.750 07/01/25 101
South Carolina Jobs-Economic Development Authority Revenue Bonds 135 5.000 11/15/47 124
South Carolina Jobs-Economic Development Authority Revenue Bonds (Þ) 500 5.250 06/15/52 422
South Carolina Jobs-Economic Development Authority Revenue Bonds 1,465 5.250 11/15/52 1,282
South Carolina Jobs-Economic Development Authority Revenue Bonds (Þ) 425 5.250 06/15/57 350
South Carolina Public Service Authority Revenue Bonds 2,851 4.000 12/01/39 2,485

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — October 31, 2022
See accompanying notes which are an integral part of the financial statements.
Tax-Exempt High Yield Bond Fund 575
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
South Carolina Public Service Authority Revenue Bonds (µ) 1,364 4.000 12/01/46 1,153
South Carolina Public Service Authority Revenue Bonds 250 5.250 12/01/55 243
South Carolina Transportation Infrastructure Bank Revenue Bonds 1,800 2.250 10/01/32 1,452
South Carolina Transportation Infrastructure Bank Revenue Bonds (ae) 125 5.250 07/01/55 130
Spartanburg Regional Health Services District Revenue Bonds (µ) 1,000 3.000 04/15/49 635
10,611
South Dakota - 0.1%
County of Lincoln Revenue Bonds 1,940 4.000 08/01/41 1,523
County of Lincoln Revenue Bonds 75 4.000 08/01/56 52
County of Lincoln Revenue Bonds 650 4.000 08/01/61 433
2,008
Tennessee - 0.5%
Chattanooga Health Educational & Housing Facility Board Revenue Bonds 500 4.000 08/01/36 436
Chattanooga Health Educational & Housing Facility Board Revenue Bonds 2,000 5.000 08/01/49 1,856
Chattanooga-Hamilton County Hospital Authority Revenue Bonds 2,000 5.000 10/01/44 1,900
Greenville Health & Educational Facilities Board Revenue Bonds 275 4.000 07/01/40 231
Memphis-Shelby County Industrial Development Board Tax Allocation 400 5.625 01/01/46 246
Metropolitan Government Nashville & Davidson County Health & Educational
Facilities Board Revenue Bonds 20 5.000 10/01/29 20
Metropolitan Government Nashville & Davidson County Health & Educational
Facilities Board Revenue Bonds 35 5.000 10/01/39 33
Metropolitan Government Nashville & Davidson County Health & Educational
Facilities Board Revenue Bonds 1,000 5.000 10/01/41 940
Metropolitan Government Nashville & Davidson County Health & Educational
Facilities Board Revenue Bonds 100 5.000 07/01/46 93
Metropolitan Government Nashville & Davidson County Health & Educational
Facilities Board Revenue Bonds 50 5.000 10/01/48 44
Metropolitan Government Nashville & Davidson County Health & Educational
Facilities Board Revenue Bonds 1,500 4.000 05/01/51 1,176
Metropolitan Government Nashville & Davidson County Industrial Development
Board Special Assessment (Þ) 175 Zero coupon 06/01/43 49
Metropolitan Government Nashville & Davidson County Industrial Development
Board Special Assessment (Þ) 100 4.000 06/01/51 73
7,097
Texas - 6.4%
Arlington Higher Education Finance Corp. Revenue Bonds (~)(ae)(Ê) 175 4.500 06/15/26 165
Arlington Higher Education Finance Corp. Revenue Bonds 25 4.000 08/15/36 20
Arlington Higher Education Finance Corp. Revenue Bonds 50 4.000 08/15/41 38
Arlington Higher Education Finance Corp. Revenue Bonds 50 4.000 08/15/46 36
Arlington Higher Education Finance Corp. Revenue Bonds 520 3.000 08/15/49 342
Arlington Higher Education Finance Corp. Revenue Bonds 100 5.625 08/15/52 85
Arlington Higher Education Finance Corp. Revenue Bonds 150 5.750 08/15/57 127
Arlington Higher Education Finance Corp. Revenue Bonds (Þ) 500 6.750 02/15/62 474
Austin Convention Enterprises, Inc. Revenue Bonds 100 5.000 01/01/29 100
Bexar County Health Facilities Development Corp. Revenue Bonds 750 5.000 07/15/37 688
Bexar County Health Facilities Development Corp. Revenue Bonds 755 5.000 07/15/42 668
Board of Managers Joint Guadalupe County-City of Seguin Hospital Revenue Bonds 50 5.250 12/01/35 50
Board of Managers Joint Guadalupe County-City of Seguin Hospital Revenue Bonds 65 5.000 12/01/40 59
Board of Managers Joint Guadalupe County-City of Seguin Hospital Revenue Bonds 50 5.000 12/01/45 44
Brazoria County Industrial Development Corp. Revenue Bonds (~)(Ê)(Þ) 500 10.000 06/01/42 490
Calhoun County Navigation Industrial Development Authority Revenue Bonds (Þ) 1,000 3.625 07/01/26 885
Calhoun County Navigation Industrial Development Authority Revenue Bonds (Þ) 2,000 6.500 07/01/26 1,846

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — October 31, 2022
See accompanying notes which are an integral part of the financial statements.
576 Tax-Exempt High Yield Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Cedar Bayou Navigation District Special Assessment (Þ) 585 6.000 09/15/51 476
Central Texas Regional Mobility Authority Revenue Bonds 1,000 4.000 01/01/41 851
Central Texas Regional Mobility Authority Revenue Bonds (ae) 200 5.000 01/01/42 201
Central Texas Regional Mobility Authority Revenue Bonds 275 5.000 01/01/45 272
Central Texas Turnpike System Revenue Bonds 3,000 5.000 08/15/42 3,009
City of Anna Special Assessment (Þ) 136 4.250 09/15/51 103
City of Anna Special Assessment (Þ) 504 5.000 09/15/51 418
City of Arlington Tax Allocation 920 4.000 08/15/41 772
City of Aubrey Revenue Bonds 630 7.250 09/01/45 642
City of Aubrey Special Assessment (Þ) 183 6.000 09/01/45 174
City of Austin Water Utility Improvement District Special Assessment Revenue
Bonds (Þ) 230 5.125 11/01/33 216
City of Bee Cave Special Assessment (Þ) 281 4.125 09/01/26 261
City of Bee Cave Special Assessment (Þ) 100 5.000 09/01/41 85
City of Bee Cave Special Assessment (Þ) 122 5.250 09/01/51 103
City of Celina Special Assessment (Þ) 25 2.750 09/01/26 23
City of Celina Special Assessment (Þ) 25 3.500 09/01/26 23
City of Celina Special Assessment (Þ) 25 3.250 09/01/31 21
City of Celina Special Assessment (Þ) 28 4.000 09/01/31 25
City of Celina Special Assessment (µ) 1,020 3.000 09/01/35 780
City of Celina Special Assessment (Þ) 155 4.125 09/01/39 130
City of Celina Special Assessment (µ) 2,004 2.625 09/01/40 1,281
City of Celina Special Assessment (Þ) 72 3.500 09/01/41 55
City of Celina Special Assessment (Þ) 61 4.250 09/01/41 50
City of Celina Special Assessment (Þ) 55 3.375 09/01/42 37
City of Celina Special Assessment (Þ) 100 4.000 09/01/43 78
City of Celina Special Assessment 50 6.250 09/01/45 50
City of Celina Special Assessment 100 7.500 09/01/45 101
City of Celina Special Assessment 1,845 4.375 09/01/49 1,460
City of Celina Special Assessment (Þ) 131 4.000 09/01/51 99
City of Celina Special Assessment (Þ) 100 4.125 09/01/51 75
City of Celina Special Assessment (Þ) 90 4.500 09/01/51 71
City of Celina Special Assessment (Þ) 100 5.000 09/01/51 86
City of Celina Special Assessment (Þ) 255 4.000 09/01/52 187
City of Celina Special Assessment (Þ) 100 5.625 09/01/52 92
City of Crandall Special Assessment (Þ) 306 6.125 09/15/32 301
City of Crandall Special Assessment (Þ) 100 4.250 09/15/41 81
City of Crandall Special Assessment (Þ) 100 5.000 09/15/41 86
City of Crandall Special Assessment (Þ) 100 4.500 09/15/51 78
City of Crandall Special Assessment (Þ) 100 5.250 09/15/51 85
City of Crandall Special Assessment (Þ) 500 6.125 09/15/52 485
City of Crandall Special Assessment (Þ) 175 6.750 09/15/52 170
City of Dayton Special Assessment (Þ) 105 5.250 09/01/52 93
City of Dayton Special Assessment (Þ) 100 5.750 09/01/52 91
City of Elmendorf Special Assessment (Þ) 100 4.000 09/01/51 73
City of Fate Special Assessment (Þ) 100 3.750 08/15/41 75
City of Fate Special Assessment (Þ) 110 4.000 08/15/51 82
City of Fate Special Assessment (Þ) 105 4.375 08/15/52 83
City of Fate Special Assessment (Þ) 225 6.000 08/15/52 209

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — October 31, 2022
See accompanying notes which are an integral part of the financial statements.
Tax-Exempt High Yield Bond Fund 577
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
City of Fort Worth Special Assessment Revenue Bonds (Þ) 150 5.000 09/01/32 140
City of Georgetown Special Assessment (Þ) 100 4.125 09/15/42 82
City of Georgetown Special Assessment (Þ) 100 4.250 09/15/47 80
City of Hackberry Special Assessment Contract Revenue Bonds 85 4.500 09/01/32 80
City of Hackberry Special Assessment Contract Revenue Bonds 620 4.500 09/01/38 542
City of Hackberry Special Assessment Contract Revenue Bonds 100 5.000 09/01/44 91
City of Hackberry Special Assessment Contract Revenue Bonds 145 5.000 09/01/47 130
City of Haslet Special Assessment (Þ) 200 4.375 09/01/49 161
City of Haslet Special Assessment (Þ) 200 4.000 09/01/51 146
City of Houston Airport System Revenue Bonds 295 5.000 07/01/27 293
City of Houston Airport System Revenue Bonds 740 5.000 07/15/27 735
City of Houston Airport System Revenue Bonds 3,095 5.000 07/15/28 3,060
City of Houston Airport System Revenue Bonds 500 5.000 07/01/29 493
City of Houston Airport System Revenue Bonds 1,000 5.000 07/15/30 984
City of Houston Airport System Revenue Bonds 2,400 5.000 07/15/35 2,258
City of Houston Airport System Revenue Bonds 575 4.000 07/15/41 441
City of Houston Airport System Revenue Bonds 1,000 4.000 07/01/47 808
City of Hutto Special Assessment (Þ) 200 4.000 09/01/51 148
City of Hutto Special Assessment (Þ) 296 4.000 09/01/56 213
City of Justin Special Assessment (Þ) 270 5.500 09/01/47 251
City of Kyle Special Assessment (Þ) 216 4.375 09/01/32 196
City of Kyle Special Assessment (Þ) 100 4.625 09/01/39 89
City of Kyle Special Assessment (Þ) 100 3.750 09/01/41 73
City of Kyle Special Assessment 160 5.000 09/01/42 144
City of Kyle Special Assessment (Þ) 100 4.750 09/01/44 87
City of Kyle Special Assessment (Þ) 100 4.000 09/01/46 76
City of Lago Vista Special Assessment 55 3.750 09/01/42 42
City of Lavon Special Assessment (Þ) 100 4.250 09/15/39 85
City of Lavon Special Assessment (Þ) 136 4.000 09/15/42 108
City of Lavon Special Assessment (Þ) 100 4.375 09/15/42 81
City of Lavon Special Assessment (Þ) 200 4.500 09/15/49 162
City of Lavon Special Assessment (Þ) 318 4.125 09/15/52 239
City of Lavon Special Assessment (Þ) 100 4.500 09/15/52 78
City of Liberty Hill Special Assessment (Þ) 100 4.125 09/01/42 80
City of Liberty Hill Special Assessment (Þ) 150 4.000 09/01/52 112
City of Liberty Hill Special Assessment (Þ) 100 4.375 09/01/52 78
City of Manor Special Assessment (Þ) 100 4.500 09/15/40 86
City of Manor Special Assessment (Þ) 100 4.000 09/15/51 74
City of Manor Special Assessment (Þ) 100 4.375 09/15/51 76
City of Marble Falls Revenue Bonds (Þ) 100 4.125 09/01/41 80
City of Marble Falls Revenue Bonds (Þ) 100 4.375 09/01/51 77
City of Marble Falls Revenue Bonds (Þ) 100 5.125 09/01/51 84
City of Mclendon-Chisholm Special Assessment (Þ) 270 5.750 09/15/52 247
City of McLendon-Chisholm Special Assessment (µ) 100 2.500 09/15/35 71
City of McLendon-Chisholm Special Assessment (Þ) 35 3.625 09/15/41 25
City of McLendon-Chisholm Special Assessment (µ) 650 3.000 09/15/45 413
City of McLendon-Chisholm Special Assessment (Þ) 100 4.375 09/15/49 81
City of McLendon-Chisholm Special Assessment (Þ) 50 4.000 09/15/51 37

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — October 31, 2022
See accompanying notes which are an integral part of the financial statements.
578 Tax-Exempt High Yield Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
City of Mesquite Special Assessment Revenue Bonds (Þ) 100 5.750 09/15/39 94
City of Mesquite Special Assessment Revenue Bonds (Þ) 1,000 5.375 09/01/48 936
City of Mesquite Special Assessment Revenue Bonds (Þ) 150 6.000 09/15/49 139
City of Midlothian Special Assessment (Þ) 100 4.125 09/15/31 88
City of Midlothian Special Assessment (Þ) 100 4.125 09/15/51 75
City of Midlothian Special Assessment (Þ) 100 4.750 09/15/51 79
City of Midlothian Special Assessment (Þ) 200 5.375 09/15/52 175
City of Midlothian Special Assessment (Þ) 115 6.125 09/15/52 104
City of New Braunfels Special Assessment (Þ) 100 4.500 09/01/41 81
City of New Braunfels Special Assessment (Þ) 100 4.750 09/01/51 78
City of Oak Point Special Assessment (Þ) 650 3.125 09/01/41 446
City of Oak Point Special Assessment (Þ) 100 4.125 09/01/48 79
City of Oak Point Special Assessment (Þ) 100 4.500 09/01/48 84
City of Pilot Point Special Assessment (Þ) 200 5.500 09/15/42 184
City of Pilot Point Special Assessment (Þ) 204 5.625 09/15/52 185
City of Pilot Point Special Assessment (Þ) 300 6.000 09/15/52 278
City of Pilot Point Special Assessment (Þ) 150 6.125 09/15/52 140
City of Pilot Point Special Assessment (Þ) 120 6.500 09/15/52 113
City of Princeton Special Assessment (Þ) 300 4.500 09/01/39 264
City of Princeton Special Assessment (Þ) 100 5.500 09/01/39 95
City of Princeton Special Assessment (Þ) 225 3.750 09/01/40 171
City of Princeton Special Assessment (Þ) 125 3.875 09/01/40 97
City of Princeton Special Assessment 100 5.125 09/01/42 93
City of Princeton Special Assessment (Þ) 75 5.125 09/01/42 69
City of Princeton Special Assessment (Þ) 130 4.875 09/01/48 114
City of Princeton Special Assessment (Þ) 100 4.750 09/01/49 85
City of Princeton Special Assessment (Þ) 100 5.750 09/01/49 94
City of Princeton Special Assessment (Þ) 325 4.000 09/01/50 244
City of Princeton Special Assessment (Þ) 160 4.125 09/01/50 123
City of Princeton Special Assessment (Þ) 185 4.000 09/01/51 138
City of Princeton Special Assessment (Þ) 100 4.375 09/01/52 80
City of Princeton Special Assessment 170 5.250 09/01/52 155
City of Princeton Special Assessment (Þ) 100 5.250 09/01/52 89
City of Red Oak Special Assessment (Þ) 100 3.375 09/15/41 70
City of Red Oak Special Assessment (Þ) 100 4.000 09/15/51 74
City of Royse City Special Assessment (Þ) 100 6.000 09/15/52 93
City of Royse Special Assessment Revenue Bonds (Þ) 100 4.375 09/15/30 92
City of Royse Special Assessment Revenue Bonds (Þ) 125 4.125 09/15/39 105
City of Royse Special Assessment Revenue Bonds (Þ) 100 4.125 09/15/40 83
City of Royse Special Assessment Revenue Bonds (Þ) 100 4.375 09/15/49 80
City of Royse Special Assessment Revenue Bonds (Þ) 200 4.375 09/15/50 159
City of San Marcos Special Assessment (Þ) 100 4.500 09/01/51 78
City of Santa Fe Special Assessment (Þ) 509 4.875 09/01/42 443
City of Santa Fe Special Assessment (Þ) 859 5.000 09/01/52 736
City of Shenandoah Special Assessment Revenue Bonds 100 4.500 09/01/23 99
City of Shenandoah Special Assessment Revenue Bonds 140 5.700 09/01/47 133
City of Sinton Special Assessment (Þ) 100 5.125 09/01/42 88
City of Sinton Special Assessment (Þ) 100 5.250 09/01/51 86

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — October 31, 2022
See accompanying notes which are an integral part of the financial statements.
Tax-Exempt High Yield Bond Fund 579
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
City of Waxahachie Special Assessment (Þ) 100 5.500 08/15/52 91
Clifton Higher Education Finance Corp. Revenue Bonds 500 5.000 12/01/45 465
Conroe Local Government Corp. Revenue Bonds 125 4.000 10/01/50 97
Conroe Local Government Corp. Revenue Bonds 100 5.000 10/01/50 75
County of Harris Revenue Bonds (USD 3 Month LIBOR + 0.670%)(µ)(Ê) 1,210 0.933 08/15/35 1,093
County of Medina Special Assessment (Þ) 100 4.750 09/01/50 79
Dallas Area Rapid Transit Tax Allocation 515 5.000 12/01/48 540
Decatur Hospital Authority Revenue Bonds 200 5.250 09/01/44 193
Edinburg Economic Development Corp. Revenue Bonds (Þ) 100 4.500 08/15/35 86
Edinburg Economic Development Corp. Revenue Bonds (Þ) 100 5.000 08/15/44 86
Fort Bend County Industrial Development Corp. Revenue Bonds 230 4.750 05/01/38 210
Grand Parkway Transportation Corp. Revenue Bonds 625 5.800 10/01/46 635
Grand Parkway Transportation Corp. Revenue Bonds 450 5.850 10/01/47 458
Grand Parkway Transportation Corp. Revenue Bonds (µ) 5,200 4.000 10/01/49 4,405
Gulf Coast Waste Disposal Authority Revenue Bonds (~)(Ê) 9,700 0.220 09/01/25 9,700
Harris County-Houston Sports Authority Revenue Bonds (µ) 725 5.337 11/15/36 321
Hidalgo County Regional Mobility Authority Revenue Bonds 425 Zero coupon 12/01/49 78
Hidalgo County Regional Mobility Authority Revenue Bonds 445 Zero coupon 12/01/50 76
Hidalgo County Regional Mobility Authority Revenue Bonds 475 Zero coupon 12/01/51 77
Hidalgo County Regional Mobility Authority Revenue Bonds 475 Zero coupon 12/01/52 71
Hidalgo County Regional Mobility Authority Revenue Bonds 500 Zero coupon 12/01/53 70
Hidalgo County Regional Mobility Authority Revenue Bonds 525 Zero coupon 12/01/54 69
Houston Higher Education Finance Corp. Revenue Bonds 65 4.000 10/01/51 48
Kaufman County Fresh Water Supply District No. 1-D General Obligation Unlimited 230 3.000 09/01/46 143
Lake Houston Redevelopment Authority Revenue Bonds 350 3.000 09/01/40 244
Lake Houston Redevelopment Authority Revenue Bonds 30 2.500 09/01/41 19
Lake Houston Redevelopment Authority Revenue Bonds 785 3.000 09/01/44 517
Lake Houston Redevelopment Authority Revenue Bonds 50 3.000 09/01/47 32
Midlothian Industrial Development Corp. Revenue Bonds (~)(Ê) 700 2.430 08/01/34 700
Mission Economic Development Corp. Revenue Bonds (Þ) 1,150 4.625 10/01/31 1,082
Mitchell County Hospital District General Obligation Limited 45 5.500 02/15/40 41
Mitchell County Hospital District General Obligation Limited 80 5.250 02/15/45 70
Mitchell County Hospital District General Obligation Limited 50 4.000 02/15/51 35
Montgomery County Toll Road Authority Revenue Bonds 150 5.000 09/15/43 141
Montgomery County Toll Road Authority Revenue Bonds 200 5.000 09/15/48 183
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds 400 4.250 10/01/26 388
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds 125 4.000 01/01/36 100
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds 55 5.000 04/01/36 58
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds (Þ) 1,000 4.000 08/15/36 827
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds (Þ) 1,000 5.000 08/15/40 895
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds 150 4.000 01/01/41 111
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds (Þ) 200 4.000 08/15/41 155
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds 1,500 4.750 04/01/46 1,527
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds (Þ) 1,185 4.000 08/15/46 870
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds (Þ) 515 4.000 08/15/51 364
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds (Þ) 100 5.000 08/15/51 86
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds 175 5.750 07/15/52 156
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds 1,100 4.000 11/01/55 789

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — October 31, 2022
See accompanying notes which are an integral part of the financial statements.
580 Tax-Exempt High Yield Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds (Þ) 1,000 4.000 08/15/56 680
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds 650 5.500 01/01/57 480
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds 250 7.000 01/01/57 188
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds 250 6.000 07/15/57 229
North East Texas Regional Mobility Authority Revenue Bonds 350 5.000 01/01/46 310
North Parkway Municipal Management District No. 1 Special Assessment (Þ) 60 3.625 09/15/26 56
North Parkway Municipal Management District No. 1 Special Assessment (Þ) 100 4.250 09/15/31 92
North Parkway Municipal Management District No. 1 Special Assessment (Þ) 75 4.000 09/15/41 60
North Parkway Municipal Management District No. 1 Special Assessment (Þ) 300 4.750 09/15/41 262
North Parkway Municipal Management District No. 1 Special Assessment (Þ) 390 5.000 09/15/51 338
North Texas Tollway Authority Revenue Bonds 2,250 5.000 01/01/38 2,320
North Texas Tollway Authority Revenue Bonds 1,345 3.000 01/01/46 931
North Texas Tollway Authority Revenue Bonds (µ) 2,000 3.000 01/01/46 1,419
Port Beaumont Navigation District Revenue Bonds (Þ) 210 6.000 01/01/25 195
Port Beaumont Navigation District Revenue Bonds (Þ) 100 2.750 01/01/36 68
Port Beaumont Navigation District Revenue Bonds (Þ) 325 2.875 01/01/41 200
Port Beaumont Navigation District Revenue Bonds (Þ) 1,450 3.000 01/01/50 799
Port Beaumont Navigation District Revenue Bonds (Þ) 570 4.000 01/01/50 389
Port of Beaumont Industrial Development Authority Revenue Bonds (Þ) 1,900 4.100 01/01/28 1,520
Red River Education Finance Corp. Texas Education Revenue Bonds 1,255 5.500 10/01/46 1,245
San Antonio Education Facilities Corp. Revenue Bonds 1,000 4.000 04/01/51 747
Tarrant County Cultural Education Facilities Finance Corp. Revenue Bonds 200 5.000 05/15/45 171
Texas City Industrial Development Corp. Revenue Bonds 770 4.125 12/01/45 601
Texas Private Activity Bond Surface Transportation Corp. Revenue Bonds 100 5.000 12/31/50 93
Texas Private Activity Bond Surface Transportation Corp. Revenue Bonds 100 5.000 12/31/55 91
Texas Private Activity Bond Surface Transportation Corp. Revenue Bonds 11,590 5.000 06/30/58 10,309
Texas Water Development Board Revenue Bonds 750 4.000 10/15/54 656
Town of Argyle Special Assessment (Þ) 145 5.250 09/01/47 133
Town of Hickory Creek Special Assessment 200 3.875 09/01/37 166
Town of Lakewood Village Special Assessment (Þ) 175 5.375 09/15/52 153
Town of Little Elm Special Assessment (Þ) 727 5.750 09/01/38 731
Town of Little Elm Special Assessment (Þ) 100 3.750 09/01/42 72
Town of Little Elm Special Assessment (Þ) 100 5.000 09/01/47 89
Town of Little Elm Special Assessment (Þ) 100 4.000 09/01/51 73
Travis County Development Authority Special Assessment (Þ) 100 5.500 09/01/52 92
Uptown Development Authority Tax Allocation 105 3.000 09/01/36 80
Uptown Development Authority Tax Allocation 50 3.000 09/01/37 37
Uptown Development Authority Tax Allocation 50 3.000 09/01/39 36
Uptown Development Authority Tax Allocation 50 3.000 09/01/40 35
Viridian Municipal Management District Special Assessment 25 3.125 12/01/35 19
Viridian Municipal Management District Special Assessment 30 3.375 12/01/40 21
Viridian Municipal Management District Special Assessment 385 4.750 12/01/43 345
Viridian Municipal Management District Special Assessment 50 3.500 12/01/47 34
Westside 211 Special Improvement District Revenue Bonds 600 3.000 08/15/53 373
97,815
Utah - 1.1%
Benloch Ranch Improvement Association No. 1 Revenue Bonds (Š) 533 9.750 12/01/39 503
Black Desert Public Infrastructure District General Obligation Limited (Þ) 1,500 4.000 03/01/51 1,024
Black Desert Public Infrastructure District General Obligation Limited (Þ) 500 7.375 09/15/51 380

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — October 31, 2022
See accompanying notes which are an integral part of the financial statements.
Tax-Exempt High Yield Bond Fund 581
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Coral Junction Public Infrastructure District No. 1 Special Assessment (Þ) 150 5.500 06/01/41 134
Medical School Campus Public Infrastructure District General Obligation Limited (Þ) 750 5.500 02/01/50 576
Mida Golf and Equestrian Center Public Infrastructure District General Obligation
Limited (Þ) 1,500 4.500 06/01/51 1,058
Mida Mountain Village Public Infrastructure District Special Assessment 1,000 4.500 08/01/40 861
Military Installation Development Authority Revenue Bonds 1,300 4.000 06/01/41 978
Red Bridge Public Infrastructure District No. 1 General Obligation Limited (Þ) 500 4.375 02/01/51 355
Salt Lake City Airport Revenue Bonds 2,500 5.250 07/01/48 2,466
Salt Lake City Airport Revenue Bonds 925 5.000 07/01/51 877
Salt Lake City Corp. Airport Revenue Bonds 1,350 5.000 07/01/47 1,286
UIPA Crossroads Public Infrastructure District Revenue Bonds (Þ) 1,000 4.125 06/01/41 806
Utah Charter School Finance Authority Revenue Bonds (Þ) 555 4.000 06/15/31 482
Utah Charter School Finance Authority Revenue Bonds 890 4.000 06/15/41 639
Utah Charter School Finance Authority Revenue Bonds 1,420 4.250 06/15/51 951
Utah Charter School Finance Authority Revenue Bonds (Þ) 500 5.750 06/15/52 457
Utah Charter School Finance Authority Revenue Bonds (Þ) 450 4.000 10/15/61 277
Utah Infrastructure Agency Revenue Bonds 2,000 5.000 10/15/40 1,861
Utah Infrastructure Agency Revenue Bonds 600 4.000 10/15/41 468
16,439
Vermont - 0.1%
Vermont Economic Development Authority Revenue Bonds (~)(ae)(Ê)(Þ) 175 5.000 06/01/27 169
Vermont Educational & Health Buildings Financing Agency Revenue Bonds 750 5.000 10/01/42 710
Vermont Student Assistance Corp. Revenue Bonds 1,600 4.500 06/15/45 1,270
2,149
Virgin Islands - 0.7%
Matching Fund Special Purpose Securitization Corp. Revenue Bonds 7,845 5.000 10/01/30 7,927
Virgin Islands Public Finance Authority Revenue Bonds 1,900 5.000 10/01/32 1,754
Virgin Islands Public Finance Authority Revenue Bonds 450 5.000 10/01/39 395
10,076
Virginia - 1.3%
Albemarle County Economic Development Authority Revenue Bonds 500 4.000 06/01/54 364
Farmville Industrial Development Authority Revenue Bonds 3,300 5.000 01/01/40 3,094
James City County Economic Development Authority Revenue Bonds 40 4.000 06/01/41 29
James City County Economic Development Authority Revenue Bonds 60 4.000 06/01/47 41
Salem Economic Development Authority Revenue Bonds 40 4.000 04/01/45 32
Tobacco Settlement Financing Corp. Revenue Bonds 1,975 5.200 06/01/46 1,795
Tobacco Settlement Financing Corp. Revenue Bonds 3,960 6.706 06/01/46 3,382
Tobacco Settlement Financing Corp. Revenue Bonds 125 5.000 06/01/47 109
Tobacco Settlement Financing Corp. Revenue Bonds 2,250 7.456 06/01/47 455
Tobacco Settlement Financing Corp. Revenue Bonds 12,175 11.642 06/01/47 2,545
Virginia College Building Authority Revenue Bonds 100 3.000 06/01/41 66
Virginia College Building Authority Revenue Bonds 75 4.000 06/01/46 56
Virginia Small Business Financing Authority Revenue Bonds 1,005 5.000 01/01/36 988
Virginia Small Business Financing Authority Revenue Bonds 3,000 4.000 01/01/48 2,274
Virginia Small Business Financing Authority Revenue Bonds 3,480 5.000 12/31/52 3,204
Virginia Small Business Financing Authority Revenue Bonds 885 5.000 12/31/56 795
Virginia Small Business Financing Authority Revenue Bonds 1,000 5.000 12/31/57 940
20,169
Washington - 1.3%
Port of Seattle Industrial Development Corp. Revenue Bonds 460 5.000 04/01/30 453

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — October 31, 2022
See accompanying notes which are an integral part of the financial statements.
582 Tax-Exempt High Yield Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Port of Seattle Revenue Bonds 2,450 5.000 08/01/46 2,341
Port of Seattle Revenue Bonds 235 4.000 08/01/47 186
Washington Economic Development Finance Authority Revenue Bonds (Þ) 1,000 5.625 12/01/40 931
Washington Higher Education Facilities Authority Revenue Bonds 975 4.000 10/01/42 804
Washington Higher Education Facilities Authority Revenue Bonds 2,500 4.000 10/01/49 1,945
Washington Higher Education Facilities Authority Revenue Bonds 75 4.000 05/01/50 60
Washington State Convention Center Public Facilities District Revenue Bonds 1,710 5.000 07/01/33 1,694
Washington State Convention Center Public Facilities District Revenue Bonds 4,000 3.000 07/01/48 2,367
Washington State Convention Center Public Facilities District Revenue Bonds 2,200 5.000 07/01/48 2,022
Washington State Convention Center Public Facilities District Revenue Bonds 3,380 4.000 07/01/58 2,431
Washington State Convention Center Public Facilities District Revenue Bonds (µ) 1,300 4.000 07/01/58 1,014
Washington State Housing Finance Commission Revenue Bonds (Þ) 3,000 4.000 01/01/41 2,277
Washington State Housing Finance Commission Revenue Bonds (Þ) 150 5.000 01/01/49 115
Washington State Housing Finance Commission Revenue Bonds (Þ) 200 5.000 01/01/55 149
Whidbey Island Public Hospital District General Obligation Unlimited 1,500 5.500 12/01/33 1,313
20,102
West Virginia - 0.3%
City of South Charleston Revenue Bonds (Þ) 165 5.500 06/01/32 138
City of South Charleston Revenue Bonds (Þ) 185 6.000 06/01/37 147
City of South Charleston Revenue Bonds (Þ) 100 4.250 06/01/42 74
City of South Charleston Revenue Bonds (Þ) 1,150 4.500 06/01/50 818
County of Ohio Special District Excise Tax Revenue Bonds 55 3.000 03/01/35 43
County of Ohio Special District Excise Tax Revenue Bonds 150 3.000 03/01/37 113
County of Ohio Special District Excise Tax Revenue Bonds 110 3.250 03/01/41 80
Monongalia County Commission Excise Tax District Revenue Bonds (Þ) 175 4.125 06/01/43 144
Monongalia County Commission Excise Tax District Revenue Bonds (Þ) 100 4.875 06/01/43 82
West Virginia Economic Development Authority Revenue Bonds (~)(Ê) 300 4.125 07/01/45 289
West Virginia Economic Development Authority Revenue Bonds (~)(ae)(Ê) 700 5.000 07/01/45 691
West Virginia Hospital Finance Authority Revenue Bonds 100 5.000 09/01/38 98
West Virginia Hospital Finance Authority Revenue Bonds 75 5.000 09/01/39 74
West Virginia Hospital Finance Authority Revenue Bonds 330 5.000 01/01/43 306
West Virginia Hospital Finance Authority Revenue Bonds 1,640 4.125 01/01/47 1,273
4,370
Wisconsin - 2.1%
Public Finance Authority Revenue Bonds 845 4.000 03/01/28 784
Public Finance Authority Revenue Bonds 3,000 5.250 07/01/28 3,009
Public Finance Authority Revenue Bonds (Þ) 1,000 5.000 10/01/28 970
Public Finance Authority Revenue Bonds (Þ) 15 4.000 06/15/29 14
Public Finance Authority Revenue Bonds 35 4.000 07/01/30 31
Public Finance Authority Revenue Bonds 100 4.300 11/01/30 96
Public Finance Authority Revenue Bonds 675 5.000 10/01/31 678
Public Finance Authority Revenue Bonds 710 5.000 10/01/32 711
Public Finance Authority Revenue Bonds (Þ) 65 5.000 10/01/34 60
Public Finance Authority Revenue Bonds 1,000 5.750 04/01/35 1,001
Public Finance Authority Revenue Bonds (Þ) 630 5.250 05/15/37 566
Public Finance Authority Revenue Bonds 1,595 5.000 06/01/39 1,441
Public Finance Authority Revenue Bonds (Þ) 525 5.000 06/15/39 476
Public Finance Authority Revenue Bonds (Þ) 150 5.000 10/01/39 132
Public Finance Authority Revenue Bonds 50 5.000 07/01/40 43

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — October 31, 2022
See accompanying notes which are an integral part of the financial statements.
Tax-Exempt High Yield Bond Fund 583
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Public Finance Authority Revenue Bonds 100 4.000 04/01/42 74
Public Finance Authority Revenue Bonds (Þ) 750 5.250 05/15/42 649
Public Finance Authority Revenue Bonds 500 5.000 07/01/42 468
Public Finance Authority Revenue Bonds (µ) 100 5.000 07/01/44 98
Public Finance Authority Revenue Bonds 75 4.000 01/01/45 63
Public Finance Authority Revenue Bonds (Þ) 200 5.250 03/01/45 172
Public Finance Authority Revenue Bonds (Þ) 935 6.500 06/01/45 713
Public Finance Authority Revenue Bonds (µ) 40 4.000 07/01/45 33
Public Finance Authority Revenue Bonds 725 5.350 12/01/45 703
Public Finance Authority Revenue Bonds 340 5.250 07/01/47 306
Public Finance Authority Revenue Bonds (Þ) 25 5.000 06/15/49 21
Public Finance Authority Revenue Bonds (µ) 150 4.125 07/01/49 122
Public Finance Authority Revenue Bonds 100 3.000 01/01/50 63
Public Finance Authority Revenue Bonds (Þ) 875 5.625 06/01/50 647
Public Finance Authority Revenue Bonds (µ) 50 4.000 07/01/50 40
Public Finance Authority Revenue Bonds 720 4.000 02/01/51 546
Public Finance Authority Revenue Bonds (Þ) 100 5.000 06/01/51 80
Public Finance Authority Revenue Bonds (Þ) 1,000 5.000 06/15/51 818
Public Finance Authority Revenue Bonds 175 4.000 09/01/51 120
Public Finance Authority Revenue Bonds 2,750 4.000 09/30/51 1,951
Public Finance Authority Revenue Bonds 2,000 4.000 12/01/51 1,551
Public Finance Authority Revenue Bonds 1,000 5.000 02/01/52 842
Public Finance Authority Revenue Bonds 1,600 4.000 04/01/52 1,078
Public Finance Authority Revenue Bonds (Þ) 100 5.000 06/15/52 82
Public Finance Authority Revenue Bonds (Þ) 175 5.500 06/15/52 155
Public Finance Authority Revenue Bonds (Þ) 100 5.000 06/15/54 83
Public Finance Authority Revenue Bonds (µ) 100 5.000 07/01/54 95
Public Finance Authority Revenue Bonds (Þ) 1,000 5.875 10/01/54 754
Public Finance Authority Revenue Bonds (Þ) 450 5.250 03/01/55 372
Public Finance Authority Revenue Bonds (µ) 65 4.000 07/01/55 51
Public Finance Authority Revenue Bonds 125 5.000 07/01/55 100
Public Finance Authority Revenue Bonds (Þ) 350 5.000 12/01/55 289
Public Finance Authority Revenue Bonds 3,750 4.000 03/31/56 2,567
Public Finance Authority Revenue Bonds (Þ) 850 4.500 06/01/56 569
Public Finance Authority Revenue Bonds (Þ) 890 5.000 06/15/56 608
Public Finance Authority Revenue Bonds 125 4.000 09/01/56 83
Public Finance Authority Revenue Bonds (Þ) 275 5.000 01/01/57 211
Public Finance Authority Revenue Bonds (Þ) 150 5.000 06/15/57 120
Public Finance Authority Revenue Bonds (µ) 100 5.000 07/01/58 94
Public Finance Authority Revenue Bonds (µ) 80 4.000 07/01/59 62
Public Finance Authority Revenue Bonds (Þ) 100 5.000 06/01/61 77
Public Finance Authority Revenue Bonds 560 4.000 07/01/61 368
Public Finance Authority Revenue Bonds 125 5.250 07/01/61 88
Public Finance Authority Revenue Bonds (Þ) 2,475 6.000 02/01/62 2,126
Public Finance Authority Revenue Bonds (Þ) 165 6.000 06/01/62 146
Public Finance Authority Revenue Bonds (Þ) 150 5.000 06/15/62 118
Public Finance Authority Revenue Bonds (Þ) 300 5.750 06/15/62 269
Wisconsin Health & Educational Facilities Authority Revenue Bonds 20 4.000 03/15/40 16

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — October 31, 2022
See accompanying notes which are an integral part of the financial statements.
584 Tax-Exempt High Yield Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Wisconsin Health & Educational Facilities Authority Revenue Bonds 1,020 4.000 12/01/41 765
Wisconsin Health & Educational Facilities Authority Revenue Bonds (~)(Ê) 100 0.200 02/15/50 100
Wisconsin Health & Educational Facilities Authority Revenue Bonds 1,235 5.000 03/15/50 1,104
Wisconsin Health & Educational Facilities Authority Revenue Bonds 50 4.000 12/01/51 34
Wisconsin Health & Educational Facilities Authority Revenue Bonds 50 4.000 12/01/56 33
32,709
Wyoming - 0.1%
County of Campbell Wastewater Facilities Revenue Bonds 1,000 3.625 07/15/39 800
Total Municipal Bonds
(cost $1,678,027) 1,460,032
Short-Term Investments - 2.8%
U.S. Cash Management Fund (@) 42,220,464 (∞) 42,204
Total Short-Term Investments
(cost $42,207) 42,204
Total Investments - 98.6%
(identified cost $1,720,234) 1,502,236
Other Assets and Liabilities, Net - 1.4%
21,430
Net Assets - 100.0%
1,523,666

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — October 31, 2022
See accompanying notes which are an integral part of the financial statements.
Tax-Exempt High Yield Bond Fund 585
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
17.6%
Allegheny County Industrial Development Authority Revenue Bonds 11/19/21 1,080,000 102.68 1,109
880
Allentown Neighborhood Improvement Zone Development Authority
Revenue Bonds 06/29/17 3,500,000 103.64 3,608
2,992
Allentown Neighborhood Improvement Zone Development Authority
Revenue Bonds 08/18/17 500,000 106.83 534
469
Allentown Neighborhood Improvement Zone Development Authority
Revenue Bonds 04/19/18 1,000,000 106.24 1,062
927
Allentown Neighborhood Improvement Zone Development Authority
Revenue Bonds 12/19/18 715,000 100.59 719
689
Allentown Neighborhood Improvement Zone Development Authority
Revenue Bonds 01/21/21 475,000 100.00 475
447
Allentown Neighborhood Improvement Zone Development Authority
Revenue Bonds 05/26/22 625,000 100.00 625
544
American Samoa Economic Development Authority Revenue Bonds 06/16/21 100,000 100.00 100
88
Arizona Industrial Development Authority Revenue Bonds 09/08/17 1,500,000 107.77 1,617
1,517
Arizona Industrial Development Authority Revenue Bonds 08/28/20 500,000 98.32 492
481
Arizona Industrial Development Authority Revenue Bonds 10/08/20 700,000 106.06 742
607
Arizona Industrial Development Authority Revenue Bonds 10/09/20 920,000 106.44 979
853
Arizona Industrial Development Authority Revenue Bonds 04/15/21 210,000 102.36 215
150
Arizona Industrial Development Authority Revenue Bonds 04/15/21 75,000 104.09 78
59
Arizona Industrial Development Authority Revenue Bonds 08/11/21 30,000 109.46 33
20
Arizona Industrial Development Authority Revenue Bonds 08/11/21 30,000 110.14 33
21
Arizona Industrial Development Authority Revenue Bonds 04/06/22 1,250,000 100.00 1,250
1,173
Arkansas Development Finance Authority Revenue Bonds 09/14/22 250,000 96.29 241
225
Arkansas Development Finance Authority Revenue Bonds 10/04/22 4,500,000 83.01 3,735
3,515
Arlington Higher Education Finance Corp. Revenue Bonds 08/26/22 500,000 103.52 518
474
Artisan Lakes East Community Development District Special Assessment 06/17/21 160,000 100.00 160
145
Artisan Lakes East Community Development District Special Assessment 06/17/21 945,000 100.00 945
655
Artisan Lakes East Community Development District Special Assessment 06/17/21 450,000 105.60 475
338
Artisan Lakes East Community Development District Special Assessment 06/17/21 250,000 99.70 249
204
Astonia Community Development District Special Assessment 07/09/21 1,380,000 99.79 1,378
969
Astonia Community Development District Special Assessment 07/09/21 75,000 104.84 79
56
Atlanta Urban Redevelopment Agency Revenue Bonds 05/09/22 1,665,000 85.00 1,415
1,278
Avalon Park West Community Development District Special Assessment 09/08/22 100,000 100.00 100
95
Aviary at Rutland Ranch Community Development District Special
Assessment 04/30/19 100,000 100.00 100
90
Aviary at Rutland Ranch Community Development District Special
Assessment 04/30/19 100,000 100.00 100
85
Babcock Ranch Community Independent Special District Special Assessment
Revenue Bonds 12/14/18 1,065,000 99.44 1,059
1,005
Babcock Ranch Community Independent Special District Special Assessment
Revenue Bonds 06/09/21 1,250,000 100.00 1,250
878
Babcock Ranch Community Independent Special District Special Assessment
Revenue Bonds 06/09/21 1,245,000 102.48 1,276
925
Baltimore Research Park Project Tax Allocation 10/03/19 100,000 100.00 100
71
Baltimore Research Park Project Tax Allocation 10/03/19 100,000 100.14 100
75
Beaumont Community Development District Special Assessment 01/25/19 90,000 100.00 90
87
Bent Grass Metropolitan District General Obligation Limited 06/24/20 500,000 100.00 500
429
Biscayne Drive Estates Community Development District Special
Assessment 10/04/22 100,000 100.00 100
96
Black Desert Public Infrastructure District General Obligation Limited 09/23/21 500,000 100.00 500
380
Black Desert Public Infrastructure District General Obligation Limited 09/23/21 1,500,000 100.99 1,515
1,024
Brazoria County Industrial Development Corp. Revenue Bonds 06/08/22 500,000 97.90 489
490
Bridgewalk Community Development District Special Assessment 01/25/22 365,000 103.61 378
272
Bridgewater North Community Development District Special Assessment 02/24/22 125,000 100.82 126
93
Brookstone Community Development District Special Assessment 01/23/18 45,000 100.00 45
44
Brookstone Community Development District Special Assessment 09/14/22 250,000 100.00 250
233
Buckhead Trails Community Development District Special Assessment 07/13/22 100,000 100.00 100
91
Buckhead Trails Community Development District Special Assessment 07/13/22 100,000 100.00 100
92
Build NYC Resource Corp. Revenue Bonds 01/14/21 150,000 107.92 162
117
Build NYC Resource Corp. Revenue Bonds 04/08/21 200,000 104.86 210
153
Build NYC Resource Corp. Revenue Bonds 07/22/21 100,000 100.00 100
80
Build NYC Resource Corp. Revenue Bonds 07/22/21 350,000 118.16 414
304
Build NYC Resource Corp. Revenue Bonds 11/12/21 1,000,000 110.79 1,108
692

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — October 31, 2022
See accompanying notes which are an integral part of the financial statements.
586 Tax-Exempt High Yield Bond Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
Build NYC Resource Corp. Revenue Bonds 06/23/22 170,000 100.00 170
161
Calhoun County Navigation Industrial Development Authority Revenue
Bonds 07/20/21 1,000,000 100.00 1,000
885
Calhoun County Navigation Industrial Development Authority Revenue
Bonds 07/20/21 2,000,000 101.67 2,033
1,846
California Community College Financing Authority Revenue Bonds 07/27/22 475,000 97.56 463
405
California Community Housing Agency Revenue Bonds 07/24/20 2,000,000 108.19 2,164
1,638
California Community Housing Agency Revenue Bonds 03/25/21 2,640,000 92.61 2,677
1,971
California Community Housing Agency Revenue Bonds 08/30/22 200,000 74.98 150
130
California Enterprise Development Authority Revenue Bonds 06/18/21 250,000 111.16 278
166
California Infrastructure & Economic Development Bank Revenue Bonds 08/13/20 835,000 100.35 838
634
California Municipal Finance Authority Revenue Bonds 07/01/15 1,000,000 99.48 995
1,003
California Municipal Finance Authority Revenue Bonds 11/02/16 1,500,000 102.51 1,538
1,490
California Municipal Finance Authority Revenue Bonds 09/14/18 1,815,000 103.65 1,881
1,562
California Municipal Finance Authority Revenue Bonds 06/18/20 65,000 100.35 65
53
California Pollution Control Financing Authority Revenue Bonds 06/11/15 4,180,000 105.67 4,393
3,701
California Pollution Control Financing Authority Revenue Bonds 01/17/19 2,520,000 97.34 2,453
1,604
California Pollution Control Financing Authority Revenue Bonds 01/17/19 450,000 98.77 444
314
California Pollution Control Financing Authority Revenue Bonds 01/30/19 550,000 109.74 604
497
California Public Finance Authority Revenue Bonds 01/26/21 600,000 113.38 680
639
California School Finance Authority Revenue Bonds 12/10/15 500,000 106.88 534
480
California School Finance Authority Revenue Bonds 06/21/17 1,000,000 106.21 1,062
922
California School Finance Authority Revenue Bonds 09/11/20 200,000 110.60 221
181
California School Finance Authority Revenue Bonds 10/22/20 600,000 104.12 625
501
California School Finance Authority Revenue Bonds 10/30/20 150,000 105.26 158
126
California School Finance Authority Revenue Bonds 04/19/21 100,000 109.32 109
81
California School Finance Authority Revenue Bonds 04/29/21 1,100,000 110.82 1,219
840
California School Finance Authority Revenue Bonds 07/21/21 500,000 101.57 508
434
California School Finance Authority Revenue Bonds 07/22/21 465,000 114.33 532
392
California School Finance Authority Revenue Bonds 12/17/21 1,500,000 106.73 1,601
1,054
California School Finance Authority Revenue Bonds 03/11/22 250,000 97.96 245
182
California School Finance Authority Revenue Bonds 03/23/22 315,000 101.67 320
244
California School Finance Authority Revenue Bonds 03/23/22 250,000 102.69 257
201
California School Finance Authority Revenue Bonds 04/27/22 1,000,000 103.13 1,031
969
California School Finance Authority Revenue Bonds 05/26/22 250,000 100.23 251
219
California School Finance Authority Revenue Bonds 05/26/22 170,000 101.51 173
153
California School Finance Authority Revenue Bonds 06/15/22 385,000 100.00 385
351
California School Finance Authority Revenue Bonds 09/01/22 250,000 100.16 250
221
California School Finance Authority Revenue Bonds 09/01/22 250,000 100.24 251
220
California School Finance Authority Revenue Bonds 09/01/22 250,000 100.27 251
220
California School Finance Authority Revenue Bonds 10/27/22 500,000 98.04 490
493
California School Finance Authority Revenue Bonds 10/27/22 975,000 98.49 960
965
California Statewide Communities Development Authority Revenue Bonds 12/28/16 2,600,000 102.89 2,675
2,273
California Statewide Communities Development Authority Revenue Bonds 09/22/17 200,000 106.58 213
201
California Statewide Communities Development Authority Revenue Bonds 02/28/18 500,000 106.46 532
492
California Statewide Communities Development Authority Revenue Bonds 08/08/18 1,000,000 107.55 1,075
934
California Statewide Communities Development Authority Revenue Bonds 01/16/19 250,000 104.22 261
203
California Statewide Communities Development Authority Revenue Bonds 01/16/19 200,000 105.07 210
174
California Statewide Communities Development Authority Revenue Bonds 05/15/19 100,000 110.71 111
84
California Statewide Communities Development Authority Revenue Bonds 08/24/22 935,000 100.56 940
849
Capital Trust Agency, Inc. Revenue Bonds 09/13/18 4,105,000 100.75 4,136
3,380
Capital Trust Agency, Inc. Revenue Bonds 01/24/20 1,255,000 106.22 1,333
1,064
Capital Trust Agency, Inc. Revenue Bonds 07/17/20 2,000,000 100.00 2,000
1,564
Capital Trust Agency, Inc. Revenue Bonds 06/18/21 325,000 110.91 360
277
Capital Trust Agency, Inc. Revenue Bonds 09/24/21 100,000 107.49 107
64
Capital Trust Agency, Inc. Revenue Bonds 09/24/21 100,000 108.31 108
66
Capital Trust Agency, Inc. Revenue Bonds 12/03/21 150,000 103.52 155
106
Capital Trust Agency, Inc. Revenue Bonds 01/04/22 300,000 116.49 349
263
Cedar Bayou Navigation District Special Assessment 11/05/20 585,000 100.00 585
476
Central Etowah County Solid Waste Disposal Authority Revenue Bonds 08/07/20 150,000 100.00 150
159
Central Etowah County Solid Waste Disposal Authority Revenue Bonds 08/07/20 385,000 100.00 385
409
Centre Lake Community Development District Special Assessment 11/17/21 1,025,000 106.76 1,094
764
Chapel Creek Community Development District Special Assessment 05/27/21 45,000 100.00 45
33
Chapel Creek Community Development District Special Assessment 05/27/21 70,000 103.63 73
52
Charlotte County Industrial Development Authority Revenue Bonds 12/09/15 230,000 99.03 228
219

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — October 31, 2022
See accompanying notes which are an integral part of the financial statements.
Tax-Exempt High Yield Bond Fund 587
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
Charlotte County Industrial Development Authority Revenue Bonds 05/31/19 350,000 104.07 364
295
Charlotte County Industrial Development Authority Revenue Bonds 12/02/21 1,750,000 94.43 1,517
1,170
Chester County Industrial Development Authority Revenue Bonds 09/14/22 250,000 100.00 250
230
Chester County Industrial Development Authority Revenue Bonds 09/14/22 2,000,000 99.11 1,982
1,841
Chicago Board of Education General Obligation Unlimited 07/11/17 1,500,000 92.89 1,393
1,592
Chicago Board of Education General Obligation Unlimited 07/11/17 2,000,000 94.35 1,887
2,135
City & County of San Francisco Special Tax District No. 2020-1 Special Tax 05/07/21 100,000 110.88 111
73
City of Anna Special Assessment 07/28/21 136,000 100.00 136
103
City of Anna Special Assessment 07/28/21 504,000 100.00 504
418
City of Aubrey Special Assessment 09/23/22 183,000 99.38 182
174
City of Austin Water Utility Improvement District Special Assessment
Revenue Bonds 12/14/18 230,000 100.00 230
216
City of Baltimore Revenue Bonds 08/24/22 130,000 100.00 130
112
City of Bee Cave Special Assessment 10/27/21 281,000 100.00 281
261
City of Bee Cave Special Assessment 10/27/21 100,000 100.00 100
85
City of Bee Cave Special Assessment 10/27/21 122,000 100.00 122
103
City of Celina Special Assessment 09/11/19 155,000 100.00 155
130
City of Celina Special Assessment 11/10/21 28,000 100.00 28
25
City of Celina Special Assessment 11/10/21 25,000 100.00 25
23
City of Celina Special Assessment 11/10/21 25,000 100.00 25
21
City of Celina Special Assessment 11/10/21 72,000 100.00 72
55
City of Celina Special Assessment 11/10/21 25,000 100.00 25
23
City of Celina Special Assessment 11/10/21 61,000 100.00 61
50
City of Celina Special Assessment 11/10/21 90,000 100.00 90
71
City of Celina Special Assessment 11/10/21 131,000 98.79 129
99
City of Celina Special Assessment 12/15/21 255,000 99.29 253
187
City of Celina Special Assessment 12/15/21 55,000 99.35 55
37
City of Celina Special Assessment 01/12/22 100,000 100.00 100
78
City of Celina Special Assessment 01/12/22 100,000 100.00 100
75
City of Celina Special Assessment 04/13/22 100,000 100.00 100
86
City of Celina Special Assessment 09/14/22 100,000 100.00 100
92
City of Crandall Special Assessment 06/08/21 100,000 100.00 100
78
City of Crandall Special Assessment 06/08/21 100,000 100.00 100
85
City of Crandall Special Assessment 06/08/21 100,000 99.22 99
81
City of Crandall Special Assessment 06/08/21 100,000 99.27 99
86
City of Crandall Special Assessment 10/18/22 175,000 100.00 175
170
City of Crandall Special Assessment 10/18/22 306,000 100.00 306
301
City of Crandall Special Assessment 10/18/22 500,000 100.00 500
485
City of Dayton Special Assessment 04/19/22 100,000 100.00 100
91
City of Dayton Special Assessment 04/19/22 105,000 100.00 105
93
City of Elmendorf Special Assessment 08/20/21 100,000 100.00 100
73
City of Erie Higher Education Building Authority Revenue Bonds 03/29/17 295,000 102.54 302
311
City of Erie Higher Education Building Authority Revenue Bonds 03/29/17 1,770,000 102.54 1,815
1,599
City of Fate Special Assessment 10/19/21 110,000 100.55 111
82
City of Fate Special Assessment 10/19/21 100,000 99.33 99
75
City of Fate Special Assessment 04/05/22 105,000 100.00 105
83
City of Fate Special Assessment 09/07/22 225,000 100.00 225
209
City of Fort Worth Special Assessment Revenue Bonds 08/16/17 150,000 100.00 150
140
City of Georgetown Special Assessment 03/23/22 100,000 100.00 100
80
City of Georgetown Special Assessment 03/23/22 100,000 100.00 100
82
City of Goshen Revenue Bonds 08/06/21 1,000,000 100.00 1,000
710
City of Haslet Special Assessment 07/30/20 200,000 105.50 211
161
City of Haslet Special Assessment 10/19/21 200,000 98.81 198
146
City of Hutto Special Assessment 04/05/21 296,000 99.89 296
213
City of Hutto Special Assessment 10/22/21 200,000 98.99 198
148
City of Justin Special Assessment 03/27/18 270,000 100.00 270
251
City of Kyle Special Assessment 05/08/19 100,000 100.00 100
89
City of Kyle Special Assessment 05/08/19 100,000 100.00 100
87
City of Kyle Special Assessment 10/20/21 100,000 100.00 100
73
City of Kyle Special Assessment 10/20/21 100,000 101.26 101
76
City of Kyle Special Assessment 03/23/22 216,000 100.00 216
196
City of Lavon Special Assessment 08/21/19 200,000 103.01 206
162
City of Lavon Special Assessment 08/21/19 100,000 99.40 99
85
City of Lavon Special Assessment 02/02/22 100,000 100.00 100
81
City of Lavon Special Assessment 02/02/22 100,000 100.00 100
78

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — October 31, 2022
See accompanying notes which are an integral part of the financial statements.
588 Tax-Exempt High Yield Bond Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
City of Lavon Special Assessment 02/02/22 318,000 98.73 314
239
City of Lavon Special Assessment 02/02/22 136,000 99.05 135
108
City of Liberty Hill Special Assessment 12/14/21 100,000 100.00 100
80
City of Liberty Hill Special Assessment 12/14/21 100,000 100.00 100
78
City of Liberty Hill Special Assessment 12/14/21 150,000 103.63 155
112
City of Manor Special Assessment 12/19/19 100,000 100.00 100
86
City of Manor Special Assessment 05/06/21 100,000 100.00 100
76
City of Manor Special Assessment 05/06/21 100,000 102.48 102
74
City of Marble Falls Revenue Bonds 07/21/21 100,000 100.00 100
80
City of Marble Falls Revenue Bonds 07/21/21 100,000 100.00 100
77
City of Marble Falls Revenue Bonds 07/21/21 100,000 100.00 100
84
City of Mclendon-Chisholm Special Assessment 05/25/22 270,000 99.42 268
247
City of McLendon-Chisholm Special Assessment 06/26/20 100,000 105.22 105
81
City of McLendon-Chisholm Special Assessment 02/10/21 35,000 100.00 35
25
City of McLendon-Chisholm Special Assessment 02/10/21 50,000 101.67 51
37
City of Mesquite Special Assessment Revenue Bonds 09/05/18 1,000,000 100.00 1,000
936
City of Mesquite Special Assessment Revenue Bonds 06/04/19 150,000 100.00 150
139
City of Mesquite Special Assessment Revenue Bonds 06/04/19 100,000 100.00 100
94
City of Midlothian Special Assessment 03/24/21 100,000 100.00 100
79
City of Midlothian Special Assessment 03/24/21 100,000 100.00 100
88
City of Midlothian Special Assessment 03/24/21 100,000 100.00 100
75
City of Midlothian Special Assessment 08/10/22 200,000 100.00 200
175
City of Midlothian Special Assessment 08/10/22 115,000 100.00 115
104
City of Minneapolis Charter Lease Revenue Bonds 12/08/17 1,400,000 102.21 1,431
1,355
City of New Braunfels Special Assessment 11/09/21 100,000 100.00 100
78
City of New Braunfels Special Assessment 11/09/21 100,000 100.00 100
81
City of Oak Point Special Assessment 07/25/18 100,000 100.00 100
79
City of Oak Point Special Assessment 07/25/18 100,000 99.54 100
84
City of Oak Point Special Assessment 07/22/21 650,000 100.00 650
446
City of Phoenix Industrial Development Authority Revenue Bonds 12/10/15 200,000 101.88 204
194
City of Pilot Point Special Assessment 05/13/22 300,000 100.00 300
278
City of Pilot Point Special Assessment 05/13/22 120,000 100.00 120
113
City of Pilot Point Special Assessment 06/10/22 150,000 100.00 150
140
City of Pilot Point Special Assessment 06/10/22 200,000 100.00 200
184
City of Pilot Point Special Assessment 06/10/22 204,000 100.00 204
185
City of Princeton Special Assessment 04/24/18 130,000 100.00 130
114
City of Princeton Special Assessment 08/27/19 100,000 100.00 100
95
City of Princeton Special Assessment 08/27/19 100,000 100.00 100
85
City of Princeton Special Assessment 08/27/19 100,000 100.00 100
94
City of Princeton Special Assessment 08/27/19 300,000 103.52 311
264
City of Princeton Special Assessment 06/23/20 225,000 100.00 225
171
City of Princeton Special Assessment 06/23/20 160,000 100.00 160
123
City of Princeton Special Assessment 06/23/20 125,000 100.00 125
97
City of Princeton Special Assessment 06/23/20 325,000 100.00 325
244
City of Princeton Special Assessment 05/25/21 185,000 101.06 185
138
City of Princeton Special Assessment 03/29/22 100,000 100.00 100
80
City of Princeton Special Assessment 07/26/22 75,000 100.00 75
69
City of Princeton Special Assessment 07/26/22 100,000 100.00 100
89
City of Red Oak Special Assessment 06/15/21 100,000 102.72 103
74
City of Red Oak Special Assessment 06/15/21 100,000 98.96 99
70
City of Royse City Special Assessment 09/14/22 100,000 100.00 100
93
City of Royse Special Assessment Revenue Bonds 08/14/19 125,000 99.46 124
105
City of Royse Special Assessment Revenue Bonds 06/30/20 100,000 102.87 103
80
City of Royse Special Assessment Revenue Bonds 07/15/20 200,000 100.72 201
159
City of Royse Special Assessment Revenue Bonds 07/30/20 100,000 101.02 101
92
City of Royse Special Assessment Revenue Bonds 07/30/20 100,000 101.39 101
83
City of San Marcos Special Assessment 12/16/21 100,000 100.00 100
78
City of Santa Fe Special Assessment 03/25/22 509,000 100.00 509
443
City of Santa Fe Special Assessment 03/25/22 859,000 100.00 859
736
City of Scranton General Obligation Unlimited 08/30/17 1,275,000 104.78 1,336
1,270
City of Sinton Special Assessment 01/19/22 100,000 100.00 100
88
City of Sinton Special Assessment 01/19/22 100,000 100.00 100
86
City of South Charleston Revenue Bonds 01/14/22 185,000 100.00 185
147
City of South Charleston Revenue Bonds 01/14/22 165,000 100.00 165
138
City of South Charleston Revenue Bonds 01/14/22 1,150,000 100.37 1,154
818

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — October 31, 2022
See accompanying notes which are an integral part of the financial statements.
Tax-Exempt High Yield Bond Fund 589
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
City of South Charleston Revenue Bonds 01/14/22 100,000 100.37 101
74
City of St. Louis Industrial Development Authority Revenue Bonds 07/29/22 2,350,000 98.23 2,308
2,028
City of Waxahachie Special Assessment 05/17/22 100,000 100.00 100
91
Cleveland-Cuyahoga County Port Authority Tax Allocation 08/19/21 100,000 100.00 100
73
Cleveland-Cuyahoga County Port Authority Tax Allocation 09/02/21 100,000 101.72 102
73
Cloverleaf Metropolitan District General Obligation Limited 06/27/22 500,000 100.00 500
463
CMFA Special Finance Agency Revenue Bonds 11/10/21 285,000 91.40 260
166
CMFA Special Finance Agency VIII Revenue Bonds 11/01/21 350,000 92.00 322
209
Coddington Community Development District Special Assessment 06/24/22 100,000 103.77 104
96
Colorado Educational & Cultural Facilities Authority Revenue Bonds 12/21/20 330,000 108.86 359
282
Colorado Educational & Cultural Facilities Authority Revenue Bonds 02/04/21 435,000 100.10 435
328
Colorado Educational & Cultural Facilities Authority Revenue Bonds 02/01/22 1,180,000 100.77 1,189
821
Connecticut State Health & Educational Facilities Authority Revenue Bonds 12/18/19 1,000,000 114.07 1,141
876
Connecticut State Health & Educational Facilities Authority Revenue Bonds 07/22/20 900,000 103.91 943
771
Connecticut State Health & Educational Facilities Authority Revenue Bonds 07/22/20 100,000 103.87 104
90
Copperleaf Metropolitan District No. 9 General Obligation Limited 10/08/21 500,000 100.00 500
367
Coral Bay Lee County Community Development District Special Assessment 09/09/22 50,000 100.00 50
47
Coral Junction Public Infrastructure District No. 1 Special Assessment 05/26/22 150,000 100.00 150
134
Cordova Palms Community Development District Special Assessment 12/13/21 1,940,000 105.67 2,050
1,451
Cordova Palms Community Development District Special Assessment 06/24/22 1,015,000 99.28 1,008
958
Corkscrew Farms Community Development District Special Assessment 12/13/17 50,000 100.00 50
46
Corkscrew Farms Community Development District Special Assessment 12/13/17 100,000 100.00 100
89
County of Frederick Educational Facilities Revenue Bonds 01/18/18 1,705,000 105.89 1,805
1,477
County of Gallatin Revenue Bonds 12/09/21 1,000,000 103.13 1,031
695
County of Medina Special Assessment 03/11/21 100,000 100.00 100
79
County of Prince George's Special Obligation Tax Allocation 11/16/18 115,000 98.88 114
104
Creekwalk Marketplace Business Improvement District Revenue Bonds 07/29/19 975,000 100.00 975
779
Creekwalk Marketplace Business Improvement District Revenue Bonds 07/29/19 280,000 100.00 280
236
Creekwalk Marketplace Business Improvement District Revenue Bonds 07/29/19 555,000 100.58 560
459
Crossings Community Development District Special Assessment 06/10/22 175,000 100.00 175
156
CSCDA Community Improvement Authority Revenue Bonds 03/09/22 325,000 92.60 301
237
CSCDA Community Improvement Authority Revenue Bonds 05/18/22 1,000,000 64.67 647
594
CSCDA Community Improvement Authority Revenue Bonds 06/02/22 1,250,000 87.42 1,093
858
CSCDA Community Improvement Authority Revenue Bonds 08/04/22 100,000 78.96 79
62
Cypress Park Estates Community Development District Special Assessment 06/01/22 100,000 100.00 100
88
Cypress Park Estates Community Development District Special Assessment 06/01/22 100,000 100.00 100
90
Dauphin County General Authority Revenue Bonds 01/05/18 1,000,000 98.02 980
869
Dauphin County General Authority Revenue Bonds 12/21/20 850,000 100.00 850
812
Dauphin County General Authority Revenue Bonds 12/21/20 2,700,000 104.79 2,832
2,593
Davenport Road South Community Development District Special
Assessment 02/06/18 100,000 98.91 99
94
Davenport Road South Community Development District Special
Assessment 02/06/18 150,000 98.93 148
136
Denver Health & Hospital Authority Revenue Bonds 08/23/17 100,000 108.06 108
103
Denver Health & Hospital Authority Revenue Bonds 08/23/17 300,000 108.33 325
301
Denver Health & Hospital Authority Revenue Bonds 08/23/17 220,000 109.06 240
227
Denver Health & Hospital Authority Revenue Bonds 08/23/17 230,000 109.10 251
236
Denver Health & Hospital Authority Revenue Bonds 08/23/17 200,000 98.41 197
171
Denver Health & Hospital Authority Revenue Bonds 08/23/17 200,000 98.99 198
173
Denver Urban Renewal Authority Tax Allocation 10/11/18 585,000 99.22 582
566
District of Columbia Revenue Bonds 03/28/22 500,000 105.36 527
429
Dutchess County Local Development Corp. Revenue Bonds 12/16/20 275,000 105.57 290
240
Dutchess County Local Development Corp. Revenue Bonds 12/16/20 2,000,000 104.09 2,026
1,701
DW Bayview Community Development District Special Assessment 02/05/21 75,000 99.66 75
55
Eagle Pointe Community Development District Special Assessment 07/15/20 50,000 100.00 50
42
Eagle Pointe Community Development District Special Assessment 07/15/20 225,000 101.32 228
173
East Bonita Beach Road Community Development District Special
Assessment 08/29/18 625,000 100.00 625
591
Edinburg Economic Development Corp. Revenue Bonds 04/17/19 100,000 101.02 101
86
Edinburg Economic Development Corp. Revenue Bonds 04/17/19 100,000 99.90 100
86
Elevation Pointe Community Development District Special Assessment 04/06/22 700,000 98.97 693
599
Entrada Community Development District Special Assessment 09/23/21 100,000 105.27 105
75
Erie Tobacco Asset Securitization Corp. Revenue Bonds 02/02/21 4,000,000 5.23 209
178
Fairfield Community Facilities District Special Tax 06/26/20 150,000 107.29 161
143
Finance Authority of Maine Revenue Bonds 12/17/21 125,000 100.00 125
87

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — October 31, 2022
See accompanying notes which are an integral part of the financial statements.
590 Tax-Exempt High Yield Bond Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
Florida Development Finance Corp. Revenue Bonds 04/02/19 115,000 100.00 115
109
Florida Development Finance Corp. Revenue Bonds 04/02/19 870,000 100.00 870
783
Florida Development Finance Corp. Revenue Bonds 04/02/19 3,465,000 95.35 3,304
3,049
Florida Development Finance Corp. Revenue Bonds 07/23/20 115,000 103.65 119
97
Florida Development Finance Corp. Revenue Bonds 08/20/20 100,000 101.85 102
80
Florida Development Finance Corp. Revenue Bonds 09/04/20 160,000 101.71 163
128
Florida Development Finance Corp. Revenue Bonds 09/04/20 100,000 102.97 103
87
Florida Development Finance Corp. Revenue Bonds 10/21/20 220,000 101.17 223
186
Florida Development Finance Corp. Revenue Bonds 10/21/20 125,000 101.89 127
107
Florida Development Finance Corp. Revenue Bonds 12/11/20 2,295,000 94.80 2,176
1,937
Florida Development Finance Corp. Revenue Bonds 06/04/21 100,000 106.71 107
70
Florida Development Finance Corp. Revenue Bonds 06/04/21 200,000 92.71 185
128
Florida Development Finance Corp. Revenue Bonds 07/23/21 100,000 100.00 100
88
Florida Development Finance Corp. Revenue Bonds 07/23/21 100,000 111.58 112
64
Florida Development Finance Corp. Revenue Bonds 09/24/21 500,000 101.98 510
355
Florida Development Finance Corp. Revenue Bonds 05/31/22 405,000 97.85 396
333
Florida Development Finance Corp. Revenue Bonds 05/31/22 315,000 98.14 309
258
Florida Development Finance Corp. Revenue Bonds 07/20/22 200,000 100.00 200
189
Florida Development Finance Corp. Revenue Bonds 08/18/22 175,000 100.00 175
148
Florida Development Finance Corp. Revenue Bonds 08/18/22 350,000 100.00 350
297
Florida Development Finance Corp. Revenue Bonds 08/18/22 2,500,000 98.00 2,450
2,447
Florida Development Finance Corp. Revenue Bonds 08/19/22 225,000 100.00 225
191
Florida Development Finance Corp. Revenue Bonds 08/19/22 250,000 100.00 250
212
Florida Higher Educational Facilities Financial Authority Revenue Bonds 06/08/18 1,350,000 104.10 1,405
1,102
Forest Lake Community Development District Special Assessment 05/06/22 620,000 100.00 620
571
Forest Lake Community Development District Special Assessment 05/06/22 700,000 100.00 700
654
General Authority of Southcentral Pennsylvania Revenue Bonds 08/17/18 1,765,000 107.15 1,891
1,787
Glen Metropolitan District No. 3 General Obligation Limited 12/10/21 500,000 100.00 500
345
Gracewater Sarasota Community Development District Special Assessment 09/24/21 100,000 103.54 104
75
Grand Oaks Community Development District Special Assessment 11/03/21 100,000 102.43 102
75
Greenspire Metropolitan District No. 1 General Obligation Limited 04/08/22 500,000 100.00 500
406
Greenways Metropolitan District No. 1 General Obligation Limited 08/06/21 500,000 100.00 500
358
Grove Resort Community Development District Special Assessment 02/09/22 50,000 102.49 51
37
Hammock Reserve Community Development District Special Assessment 04/07/22 50,000 100.00 50
44
Hammock Reserve Community Development District Special Assessment 04/07/22 165,000 100.97 167
143
Harmony West Community Development District Special Assessment 06/19/18 1,185,000 100.00 1,185
1,082
Hawks Point Community Development District Special Assessment 06/23/17 185,000 103.15 191
172
Hills Minneola Community Development District Special Assessment 07/16/20 60,000 100.00 60
50
Hills Minneola Community Development District Special Assessment 07/16/20 130,000 97.95 127
98
Horizon Metropolitan District No. 2 General Obligation Limited 07/28/21 500,000 100.00 500
324
I-470 Western Gateway Transportation Development District Revenue Bonds 02/21/19 250,000 100.00 250
232
Illinois Finance Authority Revenue Bonds 02/25/20 2,705,000 106.52 2,710
2,497
Illinois Finance Authority Revenue Bonds 07/01/21 3,250,000 108.04 3,551
2,442
Illinois Finance Authority Revenue Bonds 12/03/21 250,000 101.88 255
170
Illinois Finance Authority Revenue Bonds 12/03/21 250,000 102.63 257
175
Illinois Finance Authority Revenue Bonds 10/13/22 600,000 92.88 557
542
Industrial Development Authority of the County of Pima (The) Revenue
Bonds 10/06/22 250,000 100.00 250
247
Industrial Development Authority of the County of Pima (The) Revenue
Bonds 10/06/22 500,000 100.00 500
494
Johnstown Plaza Metropolitan District General Obligation Limited 04/01/22 1,700,000 94.58 1,608
1,287
Kansas City Land Clearance Redevelopment Authority Tax Allocation 01/10/18 1,500,000 100.35 1,505
1,093
K-Bar Ranch II Community Development District Special Assessment 12/19/17 185,000 100.00 185
167
K-Bar Ranch II Community Development District Special Assessment 12/19/17 275,000 100.00 275
235
La Paz County Industrial Development Authority Revenue Bonds 07/16/18 1,000,000 100.00 1,000
600
La Paz County Industrial Development Authority Revenue Bonds 07/16/18 250,000 100.00 250
150
Lakeshore Villages Master Community Development District Special
Assessment 10/03/19 200,000 100.00 200
160
Lakeshore Villages Master Community Development District Special
Assessment 10/03/19 100,000 99.34 99
84
Lakewood Ranch Stewardship District Special Assessment 04/26/17 100,000 98.97 99
92
Lakewood Ranch Stewardship District Special Assessment 04/26/17 100,000 99.39 99
95
Lakewood Ranch Stewardship District Special Assessment 09/03/20 100,000 99.00 99
73
Lakewood Ranch Stewardship District Special Assessment 12/10/21 100,000 106.08 106
75
Landings at Miami Community Development District Special Assessment 01/10/18 100,000 100.00 100
91

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — October 31, 2022
See accompanying notes which are an integral part of the financial statements.
Tax-Exempt High Yield Bond Fund 591
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
Landings at Miami Community Development District Special Assessment 01/10/18 100,000 100.00 100
87
Lawson Dunes Community Development District Special Assessment 06/02/22 50,000 100.00 50
45
Lawson Dunes Community Development District Special Assessment 06/02/22 100,000 100.00 100
88
Lee County Industrial Development Authority Revenue Bonds 12/11/17 1,640,000 100.00 1,640
1,241
Louisiana Local Government Environmental Facilities & Community
Development Authority Revenue Bonds 06/10/21 250,000 97.55 244
196
Louisiana Public Facilities Authority Revenue Bonds 11/19/21 230,000 102.51 235
156
Louisiana Public Facilities Authority Revenue Bonds 11/19/21 265,000 102.75 272
186
Louisiana Public Facilities Authority Revenue Bonds 06/24/22 150,000 98.45 148
134
Louisiana Public Facilities Authority Revenue Bonds 06/24/22 100,000 99.14 99
90
Louisiana Public Facilities Authority Revenue Bonds 07/01/22 150,000 98.92 148
132
Louisiana Public Facilities Authority Revenue Bonds 07/01/22 100,000 99.72 100
89
Louisiana Public Facilities Authority Revenue Bonds 09/16/22 100,000 98.12 98
90
Louisiana Public Facilities Authority Revenue Bonds 09/16/22 100,000 98.58 99
91
Mandarin Grove Community Development District Special Assessment 10/19/22 175,000 100.00 175
171
Maricopa County Industrial Development Authority Revenue Bonds 01/24/20 50,000 109.88 55
41
Maricopa County Industrial Development Authority Revenue Bonds 01/24/20 50,000 110.74 55
42
Maricopa County Industrial Development Authority Revenue Bonds 12/04/20 115,000 101.61 117
108
Maricopa County Industrial Development Authority Revenue Bonds 12/04/20 115,000 101.87 117
108
Maricopa County Industrial Development Authority Revenue Bonds 12/09/21 225,000 100.00 225
223
Maricopa County Industrial Development Authority Revenue Bonds 12/09/21 200,000 95.55 191
138
Maricopa County Industrial Development Authority Revenue Bonds 02/11/22 600,000 103.35 620
441
Maryland Economic Development Corp. Revenue Bonds 06/10/21 1,400,000 100.00 1,400
1,094
Maryland Health & Higher Educational Facilities Authority Revenue Bonds 04/28/22 100,000 100.51 101
87
Massachusetts Development Finance Agency Revenue Bonds 12/07/17 1,250,000 106.64 1,333
1,276
Massachusetts Development Finance Agency Revenue Bonds 10/31/18 100,000 100.00 100
98
Massachusetts Development Finance Agency Revenue Bonds 10/31/18 150,000 100.00 150
143
Massachusetts Development Finance Agency Revenue Bonds 07/08/21 1,300,000 110.51 1,437
1,081
McJunkin Parkland Community Development District Special Assessment 11/01/18 250,000 98.58 246
231
McJunkin Parkland Community Development District Special Assessment 11/01/18 200,000 99.19 198
193
Medical School Campus Public Infrastructure District General Obligation
Limited 08/19/20 750,000 100.00 750
576
Metropolitan Government Nashville & Davidson County Industrial
Development Board Special Assessment 11/05/21 100,000 100.00 100
73
Metropolitan Government Nashville & Davidson County Industrial
Development Board Special Assessment 11/05/21 175,000 36.19 63
49
Miami-Dade County Industrial Development Authority Revenue Bonds 06/02/22 130,000 98.16 128
107
Miami-Dade County Industrial Development Authority Revenue Bonds 06/02/22 185,000 98.42 182
151
Mida Golf and Equestrian Center Public Infrastructure District General
Obligation Limited 06/06/22 1,500,000 80.91 1,214
1,058
Mission Economic Development Corp. Revenue Bonds 10/30/18 1,150,000 99.91 1,149
1,082
Mississippi Business Finance Corp. Revenue Bonds 09/06/19 1,385,000 101.03 1,399
1,151
Mississippi Development Bank Revenue Bonds 10/01/21 200,000 104.85 210
151
Mississippi Development Bank Revenue Bonds 10/01/21 950,000 105.91 1,006
770
Mississippi Development Bank Revenue Bonds 10/01/21 900,000 106.12 955
740
Mississippi Development Bank Revenue Bonds 10/01/21 1,025,000 106.58 1,093
856
Mississippi Development Bank Revenue Bonds 10/01/21 100,000 116.21 116
99
Mississippi Development Bank Revenue Bonds 10/01/21 100,000 116.40 116
99
Mississippi Development Bank Revenue Bonds 10/01/21 100,000 116.56 117
101
Mohegan Tribal Finance Authority Revenue Bonds 10/06/15 600,000 99.69 598
603
Monongalia County Commission Excise Tax District Revenue Bonds 05/27/21 175,000 100.00 175
144
Monongalia County Commission Excise Tax District Revenue Bonds 05/27/21 100,000 100.00 100
82
Naples Reserve Community Development District Special Assessment 05/10/18 40,000 99.45 40
38
Naples Reserve Community Development District Special Assessment 05/10/18 190,000 99.64 189
174
Nevada Department of Business & Industry Revenue Bonds 08/31/17 1,100,000 102.95 1,133
1,006
New Hampshire Business Finance Authority Revenue Bonds 09/26/19 100,000 100.00 100
84
New Hampshire Business Finance Authority Revenue Bonds 08/13/20 180,000 100.00 180
132
New Hampshire Business Finance Authority Revenue Bonds 08/13/20 310,000 100.00 310
232
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds 08/21/19 100,000 110.39 110
86
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds 06/10/20 1,000,000 101.67 1,017
895
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds 12/10/21 1,000,000 101.90 1,019
680
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds 12/10/21 1,185,000 109.54 1,288
870
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds 12/10/21 200,000 112.28 225
155
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds 12/10/21 1,000,000 113.48 1,135
827
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds 03/02/22 515,000 102.74 529
364

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — October 31, 2022
See accompanying notes which are an integral part of the financial statements.
592 Tax-Exempt High Yield Bond Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
New York Liberty Development Corp. Revenue Bonds 03/21/17 12,965,000 95.77 12,189
11,348
New York Liberty Development Corp. Revenue Bonds 07/28/22 975,000 102.34 998
974
New York State Dormitory Authority Revenue Bonds 06/16/15 400,000 102.95 412
383
New York State Dormitory Authority Revenue Bonds 02/08/17 900,000 104.95 944
891
North Arkansas-1 Pasco Community Development District Special
Assessment 10/27/21 100,000 102.10 102
74
North Parkway Municipal Management District No. 1 Special Assessment 10/07/21 300,000 100.00 300
262
North Parkway Municipal Management District No. 1 Special Assessment 10/07/21 100,000 100.00 100
92
North Parkway Municipal Management District No. 1 Special Assessment 10/07/21 60,000 100.00 60
56
North Parkway Municipal Management District No. 1 Special Assessment 10/07/21 390,000 100.38 391
338
North Parkway Municipal Management District No. 1 Special Assessment 10/07/21 75,000 99.34 75
60
North Powerline Road Community Development District Special Assessment 05/26/22 200,000 100.00 200
181
Ohio Air Quality Development Authority Revenue Bonds 11/16/17 120,000 100.00 120
105
Ohio Air Quality Development Authority Revenue Bonds 11/16/17 100,000 100.00 100
95
Ohio Air Quality Development Authority Revenue Bonds 11/16/17 1,190,000 101.77 1,211
959
Oregon State Facilities Authority Revenue Bonds 09/23/16 1,000,000 110.14 1,101
881
Oregon State Facilities Authority Revenue Bonds 10/10/17 1,000,000 103.84 1,038
823
Palm Beach County Health Facilities Authority Revenue Bonds 07/29/22 600,000 100.00 600
575
Parish of St. James Revenue Bonds 05/20/20 125,000 100.00 125
131
Parish of St. James Revenue Bonds 05/20/20 100,000 100.00 100
105
Parish of St. James Revenue Bonds 05/20/20 1,000,000 100.00 1,000
1,019
Parrish Plantation Community Development District Special Assessment 09/01/22 100,000 100.00 100
92
Philadelphia Authority for Industrial Development Revenue Bonds 11/20/20 200,000 111.42 223
167
Philadelphia Authority for Industrial Development Revenue Bonds 11/20/20 900,000 111.72 1,006
802
Pima County Industrial Development Authority Revenue Bonds 05/22/20 50,000 100.00 50
44
Pima County Industrial Development Authority Revenue Bonds 05/22/20 25,000 100.00 25
22
Port Beaumont Navigation District Revenue Bonds 01/30/20 210,000 100.00 210
195
Port Beaumont Navigation District Revenue Bonds 01/30/20 570,000 99.15 565
389
Port Beaumont Navigation District Revenue Bonds 08/04/21 100,000 100.00 100
68
Port Beaumont Navigation District Revenue Bonds 08/04/21 1,450,000 87.98 1,276
799
Port Beaumont Navigation District Revenue Bonds 08/04/21 325,000 89.67 291
200
Port of Beaumont Industrial Development Authority Revenue Bonds 08/04/21 1,900,000 100.00 1,900
1,520
Port of Greater Cincinnati Development Authority Revenue Bonds 03/30/21 125,000 99.18 124
90
Prairie Center Metropolitan District No. 3 Revenue Bonds 10/13/17 500,000 99.63 498
442
Prairie Center Metropolitan District No. 7 General Obligation Limited 07/30/20 1,425,000 100.00 1,425
1,163
Public Finance Authority Revenue Bonds 04/07/17 750,000 103.10 773
649
Public Finance Authority Revenue Bonds 04/07/17 630,000 103.29 651
566
Public Finance Authority Revenue Bonds 02/21/19 525,000 101.00 526
476
Public Finance Authority Revenue Bonds 05/01/19 15,000 100.53 15
14
Public Finance Authority Revenue Bonds 05/01/19 100,000 101.62 102
83
Public Finance Authority Revenue Bonds 05/01/19 25,000 101.40 25
21
Public Finance Authority Revenue Bonds 11/27/19 1,000,000 100.00 1,000
754
Public Finance Authority Revenue Bonds 08/10/20 150,000 106.77 160
132
Public Finance Authority Revenue Bonds 08/28/20 450,000 105.13 473
372
Public Finance Authority Revenue Bonds 08/28/20 200,000 105.75 212
172
Public Finance Authority Revenue Bonds 09/16/20 65,000 105.73 69
60
Public Finance Authority Revenue Bonds 12/03/20 350,000 109.29 383
289
Public Finance Authority Revenue Bonds 03/26/21 935,000 94.75 886
713
Public Finance Authority Revenue Bonds 03/26/21 875,000 98.49 862
647
Public Finance Authority Revenue Bonds 05/28/21 100,000 108.29 108
77
Public Finance Authority Revenue Bonds 05/28/21 100,000 108.91 109
80
Public Finance Authority Revenue Bonds 08/02/21 850,000 94.37 802
569
Public Finance Authority Revenue Bonds 11/10/21 890,000 101.81 906
608
Public Finance Authority Revenue Bonds 11/18/21 1,000,000 108.80 1,088
818
Public Finance Authority Revenue Bonds 03/11/22 275,000 102.46 282
211
Public Finance Authority Revenue Bonds 03/31/22 2,475,000 100.00 2,475
2,126
Public Finance Authority Revenue Bonds 04/14/22 150,000 100.00 150
120
Public Finance Authority Revenue Bonds 04/14/22 100,000 100.78 101
82
Public Finance Authority Revenue Bonds 04/14/22 150,000 98.30 147
118
Public Finance Authority Revenue Bonds 05/25/22 175,000 97.57 171
155
Public Finance Authority Revenue Bonds 05/25/22 300,000 98.16 294
269
Public Finance Authority Revenue Bonds 09/01/22 165,000 98.21 162
146
Public Finance Authority Revenue Bonds 09/29/22 1,000,000 98.39 984
970
Pueblo Urban Renewal Authority Tax Allocation 03/24/21 350,000 100.00 350
269
Pueblo Urban Renewal Authority Tax Allocation 03/24/21 100,000 85.90 86
82

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — October 31, 2022
See accompanying notes which are an integral part of the financial statements.
Tax-Exempt High Yield Bond Fund 593
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue Bonds 01/06/21 11,075,000 97.12 10,325
9,454
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue Bonds 01/06/21 2,000,000 117.28 2,346
1,833
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue Bonds 08/12/21 2,280,000 108.81 2,482
1,740
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue Bonds 08/19/21 900,000 100.00 900
878
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue Bonds 08/19/21 600,000 100.00 600
546
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue Bonds 08/19/21 600,000 100.00 600
537
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue Bonds 08/19/21 1,825,000 107.57 1,979
1,700
Randal Park Community Development District Special Assessment Revenue
Bonds 11/30/18 540,000 100.00 540
508
Randal Park Community Development District Special Assessment Revenue
Bonds 11/30/18 895,000 100.00 895
812
Red Bridge Public Infrastructure District No. 1 General Obligation Limited 07/01/21 500,000 100.00 500
355
Rockdale County Development Authority Revenue Bonds 05/16/18 225,000 100.47 226
192
Rolling Oaks Community Development District Special Assessment 10/24/18 200,000 100.00 200
187
Rolling Oaks Community Development District Special Assessment 10/24/18 100,000 100.00 100
97
Rustic Oaks Community Development District Special Assessment 01/28/22 1,000,000 100.00 1,000
747
Saddle Creek Preserve of Polk County Community Development District
Special Assessment 01/28/22 1,000,000 100.00 1,000
714
Sandmine Road Community Development District Special Assessment 08/14/20 25,000 100.00 25
22
Sandmine Road Community Development District Special Assessment 08/14/20 60,000 100.00 60
46
Sandmine Road Community Development District Special Assessment 08/14/20 15,000 100.00 15
14
Sandmine Road Community Development District Special Assessment 08/14/20 50,000 99.15 50
36
Sandmine Road Community Development District Special Assessment 10/14/21 50,000 104.20 52
37
Sandmine Road Community Development District Special Assessment 10/05/22 100,000 100.00 100
96
Sarasota National Community Development District Special Assessment 03/26/21 200,000 99.68 199
166
Sarasota National Community Development District Special Assessment 03/26/21 100,000 99.75 100
90
Sawyers Landing Community Development District Special Assessment 08/04/21 160,000 97.65 156
124
Sawyers Landing Community Development District Special Assessment 08/04/21 175,000 99.16 174
145
Scenic Terrace South Community Development District Special Assessment 03/16/22 125,000 100.00 125
108
Scenic Terrace South Community Development District Special Assessment 03/16/22 230,000 100.00 230
191
Seminole County Industrial Development Authority Revenue Bonds 07/01/21 135,000 111.12 150
94
Seminole County Industrial Development Authority Revenue Bonds 08/03/21 100,000 112.51 113
67
Shell Point Community Development District Special Assessment 02/13/19 100,000 100.00 100
95
Shell Point Community Development District Special Assessment 02/13/19 175,000 99.64 174
162
Sherwood Manor Community Development District Special Assessment 09/13/18 200,000 98.70 197
183
Somerset Community Development District Special Assessment 04/06/22 1,000,000 100.00 1,000
875
South Carolina Jobs-Economic Development Authority Revenue Bonds 07/30/21 100,000 100.00 100
101
South Carolina Jobs-Economic Development Authority Revenue Bonds 03/30/22 425,000 97.50 414
350
South Carolina Jobs-Economic Development Authority Revenue Bonds 03/30/22 500,000 99.10 496
422
Southern Ohio Port Authority Revenue Bonds 09/24/20 1,125,000 93.37 1,051
901
Southern Ohio Port Authority Revenue Bonds 04/08/21 275,000 112.32 309
239
Southshore Bay Community Development District Special Assessment 08/25/21 1,000,000 93.11 931
797
St. Paul Housing & Redevelopment Authority Revenue Bonds 07/27/17 140,000 100.87 141
137
St. Paul Housing & Redevelopment Authority Revenue Bonds 07/27/17 230,000 100.96 232
223
State of Hawaii Department of Budget & Finance Revenue Bonds 12/04/15 2,210,000 102.17 2,258
2,096
State of Ohio Revenue Bonds 11/14/19 275,000 106.25 292
216
State of Ohio Revenue Bonds 12/05/19 110,000 108.56 119
93
Stellar North Community Development District Special Assessment 11/10/21 890,000 100.00 890
621
Stonewater Community Development District Special Assessment 10/13/21 100,000 104.54 105
75
Stoneybrook South at Championsgate Community Development District
Special Assessment 11/25/20 1,000,000 100.00 1,000
704
Storey Creek Community Development District Special Assessment 06/29/22 50,000 100.00 50
47
Storey Creek Community Development District Special Assessment 06/29/22 75,000 100.00 75
70
Storey Park Community Development District Special Assessment 05/25/21 50,000 104.08 52
38
Storey Park Community Development District Special Assessment 05/25/21 650,000 98.83 642
469
Summer Woods Community Development District Special Assessment 10/05/21 75,000 102.74 77
56
Timber Creek Community Development District Special Assessment 06/20/18 1,000,000 98.21 982
893
Timber Creek Southwest Community Development District Special
Assessment 09/30/21 1,375,000 104.16 1,432
1,035
Timber Creek Southwest Community Development District Special
Assessment 09/30/21 250,000 99.23 248
178
Tohoqua Community Development District Special Assessment 03/05/21 100,000 100.00 100
77
Tolomato Community Development District Special Assessment 03/15/18 100,000 99.28 99
99
Touchstone Community Development District Special Assessment 02/02/18 100,000 99.26 99
87
Touchstone Community Development District Special Assessment 02/02/18 100,000 99.39 99
91

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — October 31, 2022
See accompanying notes which are an integral part of the financial statements.
594 Tax-Exempt High Yield Bond Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
Town of Argyle Special Assessment 01/24/18 145,000 100.00 145
133
Town of Lakewood Village Special Assessment 08/12/22 175,000 100.00 175
153
Town of Little Elm Special Assessment 12/06/17 100,000 100.34 100
89
Town of Little Elm Special Assessment 11/07/18 727,000 100.00 727
731
Town of Little Elm Special Assessment 12/22/21 100,000 100.00 100
73
Town of Little Elm Special Assessment 12/22/21 100,000 99.03 99
72
Travis County Development Authority Special Assessment 09/13/22 100,000 100.00 100
92
Triple Creek Community Development District Special Assessment 11/08/18 265,000 98.59 261
243
Tulsa Authority for Economic Opportunity Tax Allocation 08/24/21 745,000 98.55 734
539
Tulsa Authority for Economic Opportunity Tax Allocation 09/16/21 160,000 99.04 158
123
Tuscaloosa County Industrial Development Authority Revenue Bonds 04/17/19 1,709,000 98.20 1,678
1,449
Two Lakes Community Development District Special Assessment 06/19/17 200,000 102.47 205
180
Two Rivers North Community Development District Special Assessment 04/27/22 150,000 100.00 150
134
UIPA Crossroads Public Infrastructure District Revenue Bonds 12/28/21 1,000,000 100.00 1,000
806
Union County Improvement Authority Revenue Bonds 10/23/19 600,000 100.70 604
482
Union Park East Community Development District Special Assessment 06/02/17 500,000 102.74 514
473
Upper Dauphin Industrial Development Authority Revenue Bonds 07/27/22 380,000 100.00 380
329
Upper Illinois River Valley Redevelopment Authority Revenue Bonds 01/23/20 100,000 105.84 106
77
Utah Charter School Finance Authority Revenue Bonds 11/17/21 450,000 100.59 453
277
Utah Charter School Finance Authority Revenue Bonds 12/14/21 555,000 104.15 578
482
Utah Charter School Finance Authority Revenue Bonds 06/16/22 500,000 100.00 500
457
V-Dana Community Development District Special Assessment 07/23/20 100,000 98.32 98
75
V-Dana Community Development District Special Assessment 04/01/21 500,000 99.44 497
422
Ventana Community Development District Special Assessment 03/01/18 500,000 97.52 488
454
Ventana Community Development District Special Assessment 03/01/18 500,000 98.09 490
470
Veranda Community Development District II Special Assessment 02/24/21 65,000 100.00 65
49
Veranda Community Development District II Special Assessment 02/24/21 60,000 101.61 61
45
Verano No. 1 Community Development District Special Assessment 05/04/17 100,000 98.70 99
88
Verano No. 1 Community Development District Special Assessment 05/30/17 100,000 100.00 100
93
Vermont Economic Development Authority Revenue Bonds 05/20/22 175,000 100.00 175
169
Village at Southgate Metropolitan District General Obligation Limited 05/04/18 1,375,000 100.00 1,375
1,235
Village Community Development District No. 12 Special Assessment 03/16/18 5,000 100.00 5
4
Village Community Development District No. 13 Special Assessment 09/11/20 265,000 100.00 265
184
Village Community Development District No. 13 Special Assessment 09/11/20 585,000 100.00 585
365
Village Community Development District No. 14 Special Assessment 06/29/22 1,000,000 100.00 1,000
983
Villages of Glen Creek Community Development District Special
Assessment 01/12/22 75,000 103.36 78
56
Villages of Glen Creek Community Development District Special
Assessment 04/28/22 100,000 100.00 100
90
Villamar Community Development District Special Assessment 02/28/22 500,000 100.00 500
381
Villamar Community Development District Special Assessment 02/28/22 625,000 100.00 625
467
Washington Economic Development Finance Authority Revenue Bonds 12/15/20 1,000,000 104.19 1,042
931
Washington State Housing Finance Commission Revenue Bonds 09/19/19 200,000 107.69 215
149
Washington State Housing Finance Commission Revenue Bonds 09/19/19 150,000 108.35 163
115
Washington State Housing Finance Commission Revenue Bonds 09/10/21 3,000,000 105.00 3,150
2,277
Waterset Central Community Development District Special Assessment 05/01/18 150,000 100.00 150
142
Waterset Central Community Development District Special Assessment 05/01/18 150,000 100.00 150
138
West Port Community Development District Special Assessment 08/05/20 1,780,000 102.34 1,814
1,337
West Port Community Development District Special Assessment 05/10/21 90,000 100.00 90
65
West Port Community Development District Special Assessment 07/27/22 50,000 100.00 50
44
West Villages Improvement District Special Assessment 03/31/21 1,935,000 99.32 1,922
1,423
Western Regional Off-Track Betting Corp. Revenue Bonds 08/27/21 115,000 98.89 114
82
Westside Community Development District Special Assessment 09/20/19 100,000 100.00 100
87
Westside Community Development District Special Assessment 09/20/19 100,000 99.83 100
87
Westview North Community Development District Special Assessment 10/05/22 100,000 100.00 100
96
Wildblue Community Development District Special Assessment 05/23/19 125,000 100.00 125
108
Wildblue Community Development District Special Assessment 05/23/19 250,000 100.28 251
205
Willows Community Development District Special Assessment 09/21/22 100,000 99.29 99
97
Windler Public Improvement Authority Revenue Bonds 09/10/21 750,000 100.00 750
466
Windler Public Improvement Authority Revenue Bonds 09/10/21 600,000 79.27 476
286
Winsome Metropolitan District No. 3 General Obligation Limited 07/08/21 500,000 100.00 500
378

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — October 31, 2022
See accompanying notes which are an integral part of the financial statements.
Tax-Exempt High Yield Bond Fund 595
D
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
Zephyr Lakes Community Development District Special Assessment 06/17/21 50,000 100.00 50
36
Zephyr Lakes Community Development District Special Assessment 06/17/21 50,000 104.49 52 38
268,150
For a description of restricted securities see note 8 in the Notes to Financial Statements.
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Short Positions
United States 10 Year Treasury Note Futures 220 USD 24,330 12/22
1,086
United States 10 Year Ultra Treasury Note Futures 268 USD 31,084 12/22
2,623
United States Treasury Long Bond Futures 100 USD 12,050 12/22
1,594
United States Treasury Ultra Bond Futures 76 USD 9,702 12/22 1,597
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts 6,900
Presentation of Portfolio Holdings
Amount in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total % of Net Assets
Municipal Bonds
Alabama $ — $ 21,573 $ —
$ —
$ 21,573 1.4
Alaska — 2,945 —
—
2,945 0.2
Arizona — 25,691 —
—
25,691 1.7
Arkansas — 7,592 —
—
7,592 0.5
California — 135,667 —
—
135,667 8.9
Colorado — 68,063 —
—
68,063 4.5
Connecticut — 14,304 —
—
14,304 0.9
Delaware — 1,051 —
—
1,051 0.1
District of Columbia — 15,642 —
—
15,642 1.0
Florida — 154,137 —
—
154,137 10.1
Georgia — 22,197 —
—
22,197 1.5
Guam — 14,206 —
—
14,206 0.9
Hawaii — 4,646 —
—
4,646 0.3
Idaho — 1,187 —
—
1,187 0.1
Illinois — 136,527 —
—
136,527 9.0
Indiana — 6,388 —
—
6,388 0.4
Iowa — 10,893 —
—
10,893 0.7
Kansas — 896 —
—
896 0.1
Kentucky — 7,047 —
—
7,047 0.5
Louisiana — 22,914 —
—
22,914 1.5
Maine — 5,160 —
—
5,160 0.3

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — October 31, 2022
See accompanying notes which are an integral part of the financial statements.
596 Tax-Exempt High Yield Bond Fund
Presentation of Portfolio Holdings
Amount in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total % of Net Assets
Maryland — 26,085 —
—
26,085 1.7
Massachusetts — 10,753 —
—
10,753 0.7
Michigan — 31,538 —
—
31,538 2.0
Minnesota — 10,435 —
—
10,435 0.7
Mississippi — 22,420 —
—
22,420 1.5
Missouri — 12,217 —
—
12,217 0.8
Montana — 2,137 —
—
2,137 0.1
Nevada — 4,285 —
—
4,285 0.3
New Hampshire — 5,725 —
—
5,725 0.4
New Jersey — 63,539 —
—
63,539 4.2
New Mexico — 115 —
—
115 —
*
New York — 113,174 —
—
113,174 7.4
North Carolina — 14,141 —
—
14,141 0.9
North Dakota — 3,557 —
—
3,557 0.2
Ohio — 57,260 —
—
57,260 3.8
Oklahoma — 7,528 —
—
7,528 0.5
Oregon — 8,782 —
—
8,782 0.6
Pennsylvania — 77,066 —
—
77,066 5.0
Puerto Rico — 83,856 —
—
83,856 5.5
Rhode Island — 2,348 —
—
2,348 0.2
South Carolina — 10,611 —
—
10,611 0.7
South Dakota — 2,008 —
—
2,008 0.1
Tennessee — 7,097 —
—
7,097 0.5
Texas — 97,815 —
—
97,815 6.4
Utah — 15,936 503
—
16,439 1.1
Vermont — 2,149 —
—
2,149 0.1
Virgin Islands — 10,076 —
—
10,076 0.7
Virginia — 20,169 —
—
20,169 1.3
Washington — 20,102 —
—
20,102 1.3
West Virginia — 4,370 —
—
4,370 0.3
Wisconsin — 32,709 —
—
32,709 2.1
Wyoming — 800 —
—
800 0.1
Short-Term Investments — — — 42,204 42,204 2.8
Total Investments $ — $ 1,459,529 $ 503 $ 42,204 $ 1,502,236 98.6
Other Assets and Liabilities, Net
1.4
100.0

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — October 31, 2022
See accompanying notes which are an integral part of the financial statements.
Tax-Exempt High Yield Bond Fund 597
Presentation of Portfolio Holdings
Amount in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total % of Net Assets
Other Financial Instruments
Assets
Futures Contracts 6,900 — — — 6,900 0.5
Total Other Financial Instruments
**
$ 6,900 $ — $ — $ — $ 6,900
* Less than 0.05% of net assets.
** Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of
Investments.
For a description of the Levels, see note 2 in the Notes to Financial Statements.
For a disclosure on transfers into and out of Level 3 during the period ended October 31, 2022, see note 2 in the Notes to
Financial Statements.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value for the period ended
October 31, 2022, were less than 1% of net assets.

See accompanying notes which are an integral part of the financial statements.
598 Tax-Exempt High Yield Bond Fund
Russell Investment Company
Tax-Exempt High Yield Bond Fund
Fair Value of Derivative Instruments — October 31, 2022
Amounts in thousands
Derivatives not accounted for as hedging instruments
Interest Rate
Contracts
Location: Statement of Assets and Liabilities - Assets
Variation margin on futures contracts* $ 6,900
Derivatives not accounted for as hedging instruments
Interest Rate
Contracts
Location: Statement of Operations - Net realized gain (loss)
Futures contracts $ 10,2 08
Interest rate swap contracts 1 4
Total
$ 10,222
Location: Statement of Operations - Net change in unrealized appreciation (depreciation)
Futures contracts $ 6,188
* Includes cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the
Statement of Assets and Liabilities.
For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

Russell Investment Company
Tax-Exempt High Yield Bond Fund
See accompanying notes which are an integral part of the financial statements.
Tax-Exempt High Yield Bond Fund 599
Statement of Assets and Liabilities — October 31, 2022
Amounts in thousands
Assets
Investments, at identified cost ......................................................................................................................................................
$ 1,720,234
Investments, at fair value(>) ........................................................................................................................................................
1,502,236
Cash .............................................................................................................................................................................................. 1,605
Receivables:
Dividends and interest ...................................................................................................................................................... 23,027
Dividends from affiliated funds ....................................................................................................................................... 124
Investments sold ............................................................................................................................................................... 1,461
Fund shares sold ............................................................................................................................................................... 5,428
Investments matured(x) ................................................................................................................................................... 486
Variation margin on futures contracts .............................................................................................................................. 6,901
Total assets ...............................................................................................................................................................
1,541,268
Liabilities
Payables:
Due to broker(a) ............................................................................................................................................................... 4,401
Investments purchased ..................................................................................................................................................... 11,279
Fund shares redeemed ...................................................................................................................................................... 1,072
Accrued fees to affiliates .................................................................................................................................................. 709
Other accrued expenses .................................................................................................................................................... 141
Total liabilities ...........................................................................................................................................................
17,602
Net Assets ...............................................................................................................................................................
$ 1,523,666

Russell Investment Company
Tax-Exempt High Yield Bond Fund
See accompanying notes which are an integral part of the financial statements.
600 Tax-Exempt High Yield Bond Fund
Statement of Assets and Liabilities, continued — October 31, 2022
Amounts in thousands
Net Assets Consist of:
Total distributable earnings (losses) .............................................................................................................................................
$ (270,362)
Shares of beneficial interest .........................................................................................................................................................
1,678
Additional paid-in capital ............................................................................................................................................................
1,792,350
Net Assets ...............................................................................................................................................................
$ 1,523,666
Net Asset Value
,
offering and redemption price per share:
Net asset value per share: Class A(#) ........................................................................................................................................... $ 9.08
Maximum offering price per share (Net asset value plus sales charge of 3 .75%): Class A ..................................................... $ 9. 43
Class A
—
Net assets ........................................................................................................................................................... $ 12,202,294
Class A
—
Shares outstanding ($.01 par value) .................................................................................................................. 1,344,460
Net asset value per share: Class C(#) ........................................................................................................................................... $ 9.05
Class C
—
Net assets ........................................................................................................................................................... $ 5,651,727
Class C
—
Shares outstanding ($.01 par value) .................................................................................................................. 624,235
Net asset value per share: Class M(#) .......................................................................................................................................... $ 9.08
Class M
—
Net assets .......................................................................................................................................................... $ 468,686,964
Class M
—
Shares outstanding ($.01 par value) .................................................................................................................. 51,635,064
Net asset value per share: Class S(#) ........................................................................................................................................... $ 9.08
Class S
—
Net assets ............................................................................................................................................................ $ 1,037,124,657
Class S
—
Shares outstanding ($.01 par value) ................................................................................................................... 114,199,234
Amounts in thousands
(x)     Investments matured - cost $ 616
(>)     Investments in affiliates, U.S. Cash Management Fund $ 42,204
(a)      Due to Broker for Futures $ 4,401
(#) Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

Russell Investment Company
Tax-Exempt High Yield Bond Fund
See accompanying notes which are an integral part of the financial statements.
Tax-Exempt High Yield Bond Fund 601
Statement of Operations — For the Period Ended October 31, 2022
Amounts in thousands
Investment Income
Dividends ......................................................................................................................................................................... $ 161
Dividends from affiliated funds ....................................................................................................................................... 389
Interest .............................................................................................................................................................................. 60,757
Total investment income ..............................................................................................................................................................
61,307
Expenses
Advisory fees ................................................................................................................................................................... 8,210
Administrative fees .......................................................................................................................................................... 792
Custodian fees .................................................................................................................................................................. 155
Distribution fees - Class A ............................................................................................................................................... 39
Distribution fees - Class C ............................................................................................................................................... 47
Transfer agent fees - Class A ........................................................................................................................................... 32
Transfer agent fees - Class C ........................................................................................................................................... 13
Transfer agent fees - Class M .......................................................................................................................................... 985
Transfer agent fees - Class S ............................................................................................................................................ 2,254
Professional fees .............................................................................................................................................................. 222
Registration fees ............................................................................................................................................................... 136
Shareholder servicing fees - Class C ............................................................................................................................... 16
Trustees’ fees .................................................................................................................................................................... 89
Printing fees ..................................................................................................................................................................... 79
Miscellaneous .................................................................................................................................................................. 53
Expenses before reductions .............................................................................................................................................. 13,122
Expense reductions .......................................................................................................................................................... (3,338)
Net expenses ................................................................................................................................................................................
9,784
Net investment income (loss) .......................................................................................................................................................
51,523
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments ...................................................................................................................................................................... (43,849)
Investments in affiliated funds ......................................................................................................................................... (2)
Futures contracts .............................................................................................................................................................. 10,2 08
Interest rate swap contracts .............................................................................................................................................. 1 4
Net realized gain (loss) ................................................................................................................................................................
(33,629)
Net change in unrealized appreciation (depreciation) on:
Investments ..................................................................................................................................................................... (323,762)
Investments in affiliated funds ......................................................................................................................................... (3)
Futures contracts .............................................................................................................................................................. 6,188
Investment matured .......................................................................................................................................................... (132)
Net change in unrealized appreciation (depreciation) ................................................................................................................. (317,709)
Net realized and unrealized gain (loss) ........................................................................................................................................ (351,338)
Net Increase (Decrease) in Net Assets from Operations ....................................................................................
$ (299,815)

Russell Investment Company
Tax-Exempt High Yield Bond Fund
See accompanying notes which are an integral part of the financial statements.
602 Tax-Exempt High Yield Bond Fund
Statements of Changes in Net Assets
Amounts in thousands
For the Periods Ended October 31,
2022 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss) .............................................................................................................. $ 51,523 $ 39,486
Net realized gain (loss) ....................................................................................................................... (33,629) 2,136
Net change in unrealized appreciation (depreciation) ........................................................................ (317,709) 61,375
Net increase (decrease) in net assets from operations .............................................................................. (299,815) 102,997
Distributions
To shareholders
Class A .......................................................................................................................................... (472) (549)
Class C .......................................................................................................................................... (150) (115)
Class M ......................................................................................................................................... (17,091) (11,486)
Class S .......................................................................................................................................... (38,312) (30,926)
Net decrease in net assets from distributions ............................................................................................ (56,025) (43,076)
Share Transactions*
Net increase (decrease) in net assets from share transactions ................................................................... 273,885 404,702
Total Net Increase (Decrease) in Net Assets ........................................................................
(81,955) 464,623
Net Assets
Beginning of period .................................................................................................................................. 1,605,621 1,140,998
End of period .............................................................................................................................................
$ 1,523,666 $ 1,605,621

Russell Investment Company
Tax-Exempt High Yield Bond Fund
See accompanying notes which are an integral part of the financial statements.
Tax-Exempt High Yield Bond Fund 603
Statements of Changes in Net Assets, continued
* Share transaction amounts (in thousands) for the periods ended October 31, 2022 and October 31, 2021 were as follows:
2022 2021
Shares Dollars Shares Dollars
Class A
Proceeds from shares sold 828 $ 8,017 1,152 $ 12,899
Proceeds from reinvestment of distributions 45 472 49 549
Payments for shares redeemed (1,460) (14,695) (354) (4,005)
Net increase (decrease)
(587) (6,206) 847 9,443
Class C
Proceeds from shares sold 248 2,560 344 3,895
Proceeds from reinvestment of distributions 14 150 10 114
Payments for shares redeemed (243) (2,547) (120) (1,352)
Net increase (decrease)
19 163 234 2,657
Class M
Proceeds from shares sold 18,238 189,312 25,561 286,701
Proceeds from reinvestment of distributions 1,647 17,063 1,019 11,472
Payments for shares redeemed (10,201) (103,327) (3,702) (41,769)
Net increase (decrease)
9,684 103,048 22,878 256,404
Class S
Proceeds from shares sold 40,542 421,274 32,131 362,986
Proceeds from reinvestment of distributions 3,689 38,273 2,751 30,872
Payments for shares redeemed (27,955) (282,667) (23,062) (257,660)
Net increase (decrease)
16,276 176,880 11,820 136,198
Total increase (decrease)
25,392 $ 273,885 35,779 $ 404,702

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Financial Highlights — For the Periods Ended
See accompanying notes which are an integral part of the financial statements.
604 Tax-Exempt High Yield Bond Fund
For a Share Outstanding Throughout Each Period.
$
Net Asset Value,
Beginning of
Period
$
Net Investment
Income (Loss)
(a)(d)
$
Net Realized
and Unrealized
Gain (Loss)
$
Total from
Investment
Operations
$
Distributions
from Net
Investment Income
$
Distributions
from Net
Realized Gain
Class A
October 31, 2022 11.26 .29 (2.15) (1.86) (.32) —
October 31, 2021 10.69 .29 .61 .90 (.33) —
October 31, 2020 11.00 .27 (.23) .04 (.35) —
October 31, 2019 10.38 .39 .63 1.02 (.39) (.01)
October 31, 2018 10.40 .39 (.03) .36 (.38) —
Class C
October 31, 2022 11.24 .22 (2.1 7 ) (1.9 5 ) (.24) —
October 31, 2021 10.67 .20 .62 .82 (.25) —
October 31, 2020 10.98 .19 (.23) (.04) (.27) —
October 31, 2019 10.37 .31 .63 .94 (.32) (.01)
October 31, 2018 10.39 .31 (.03) .28 (.30) —
Class M
October 31, 2022 11.27 .33 (2.16) (1.83) (.36) —
October 31, 2021 10.70 .33 .60 .93 (.36) —
October 31, 2020 11.00 .31 (.22) .09 (.39) —
October 31, 2019 10.39 .42 .63 1.05 (.43) (.01)
October 31, 2018 10.40 .43 (.03) .40 (.41) —
Class S
October 31, 2022 11.28 .32 (2.17) (1.85) (.35) —
October 31, 2021 10.70 .32 .61 .93 (.35) —
October 31, 2020 11.00 .30 (.22) .08 (.38) —
October 31, 2019 10.39 .42 .62 1.04 (.42) (.01)
October 31, 2018 10.41 .42 (.04) .38 (.40) —

See accompanying notes which are an integral part of the financial statements.
Tax-Exempt High Yield Bond Fund 605
$
Total
Distributions
$
Net Asset Value,
End of
Period
%
Total
Return
(c)
$
Net Assets,
End of Period
(000)
%
Ratio of Expenses
to Average
Net Assets,
Gross
%
Ratio of Expenses
to Average
Net Assets,
Net
(d)
%
Ratio of Net
Investment Income
to Average
Net Assets
(d)
%
Portfolio
Turnover Rate
(.32) 9.08 (16.83) 12,202 1.04 .89 2.73 43
(.33) 11.26 8.45 21,752 1.05 .89 2.57 14
(.35) 10.69 .47 11,594 1.06 .89 2.55 40
(.40) 11.00 10.04 5,097 1.05 .88 3.67 35
(.38) 10.38 3.48 4,674 1.05 .89 3.71 47
(.24) 9.0 5 (17.56) 5,652 1.79 1.64 2.08 43
(.25) 11.24 7.69 6,804 1.80 1.64 1.81 14
(.27) 10.67 (.30) 3,961 1.80 1.64 1.81 40
(.33) 10.98 9.18 3,207 1.80 1.63 2.89 35
(.30) 10.37 2.71 1,902 1.80 1.64 2.95 47
(.36) 9.08 (16.59) 468,687 .79 .54 3.20 43
(.36) 11.27 8.81 472,832 .80 .54 2.92 14
(.39) 10.70 .89 204,017 .80 .54 2.90 40
(.44) 11.00 10.33 148,084 .81 .54 3.88 35
(.41) 10.39 3.93 53,312 .81 .54 4.07 47
(.35) 9.08 (16.73) 1,037,125 .79 .61 3.12 43
(.35) 11.28 8.80 1,104,233 .79 .63 2.84 14
(.38) 10.70 .79 921,426 .80 .64 2.81 40
(.43) 11.00 10.22 790,868 .80 .63 3.94 35
(.40) 10.39 3.73 687,947 .81 .64 3.96 47

Russell Investment Company
Tax-Exempt High Yield Bond Fund
See accompanying notes which are an integral part of the financial statements.
606 Tax-Exempt High Yield Bond Fund
Related Party Transactions, Fees and Expenses
Accrued fees payable to affiliates for the period ended October 31, 2022 were as follows:
Transactions (amounts in thousands) during the period ended October 31, 2022 with Underlying Funds which are, or were, an affiliated company are as follows:
Federal Income Taxes
At October 31, 2022, the cost of investments, net unrealized appreciation (depreciation), and components of distributable earnings for income tax purposes were as follows:
For the fiscal years ended October 31, 2022 and October 31, 2021, respectively, the Fund made the following tax basis distributions:
Net investment income and net realized gains (losses) in the financial statements may differ from taxable net investment income and net realized gains (losses). Capital accounts within the financial statements are adjusted for permanent differences between book and tax accounting.  These differences may be due to foreign currency gains or losses, reclassifications of dividends and /or differences in treatment of income from swaps.  These adjustments have no impact on the net assets.
At October 31, 2022, the Statement of Assets and Liabilities has been adjusted by the following amounts (in thousands):
Advisory fees $ 438,263
Administration fees 64,285
Distribution fees 6,201
Shareholder servicing fees 1,220
Transfer agent fees 196,545
Trustee fees 2,738
$ 709,252
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Income
Distributions
Capital Gains
Distributions
U.S. Cash Management Fund $ 43,901 $ 408,035 $ 409,727 $ (2) $ (3) $ 42,204 $ 389 $ —
Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
Undistributed
Ordinary Income
Undistributed
Long-Term
Capital Gains
(Capital Loss
Carryforward)
$ 1,734,393,163 $ 11,812,064 $ (243,968,851) $ (232,156,787) $ 5,418,692 $ (43,491,189)
October 31, 2022 October 31, 2021
Ordinary Income
Distributions
Long-Term
Capital Gain
Distributions
Tax-Exempt
Income
Ordinary Income
Distributions
Long-Term
Capital Gain
Distributions
Tax-Exempt
Income
$ 658,409 $ — $ 55,367,087 $ 1,017,073 $ — $ 42,058,780
Total distributable earnings (losses)
$ (3)
Additional paid-in capital
3

Russell Investment Company
Tax-Exempt Bond Fund
Portfolio Management Discussion and Analysis — October 31, 2022
(Unaudited)
608 Tax-Exempt Bond Fund
Tax-Exempt Bond Fund - Class A
‡
Total
Return
1 Year (14 .04)%
5 Years (0 .48)%§
10 Years 0 .85%§
Tax-Exempt Bond Fund - Class C
Total
Return
1 Year (11 .29)%
5 Years (0 .42)%§
10 Years 0 .52%§
Tax-Exempt Bond Fund - Class M
‡‡
Total
Return
1 Year (10 .34)%
5 Years 0 .67%§
10 Years 1 .59%§
Tax-Exempt Bond Fund - Class S
Total
Return
1 Year (10 .40)%
5 Years 0 .58%§
10 Years 1 .53%§
Bloomberg Municipal 1-15 Year Blend (1-17) Index
**
Total
Return
1 Year (8 .94)%
5 Years 0 .65%§
10 Years 1 .58%§
Tax Exempt Bond Linked Benchmark
***
Total
Return
1 Year (8 .94)%
5 Years 0 .65%§
10 Years 1 .63%§

Russell Investment Company
Tax-Exempt Bond Fund
Portfolio Management Discussion and Analysis, continued — October 31,
2022 (Unaudited)
Tax-Exempt Bond Fund 609
The Tax-Exempt Bond Fund (the “Fund”) employs a multi-
manager approach whereby portions of the Fund are allocated
to different money manager strategies. Fund assets not allocated to money managers are managed by Russell Investment
Management, LLC (“RIM”), the Fund’s advisor. RIM may
change the allocation of the Fund’s assets among money
managers at any time. An exemptive order from the Securities and Exchange Commission permits RIM to engage or terminate
a money manager at any time, subject to approval by the Fund’s
Board, without a shareholder vote. Pursuant to the terms of the exemptive order, the Fund is required to notify its shareholders within 90 days of when a money manager begins providing
services. As of October 31, 2022, the Fund had two money
managers.
What is the Fund’s investment objective?
The Fund seeks to provide federal tax-exempt current income
consistent with the preservation of capital. The Fund will invest, under normal circumstances, at least 80% of the value of its assets in investments the income from which is exempt from
federal income tax.
How did the Fund perform relative to its benchmark
for the fiscal year ended October 31, 2022?
For the fiscal year ended October 31, 2022 (the “fiscal year”), the Fund’s Class A, Class C, Class M and Class S Shares lost
10.70%, 11.29%, 10.34% and 10.40%, respectively. This is
compared to the Fund’s benchmark, the Bloomberg Municipal
1-15 Year Blend (1-17) Index, which lost 8.94% during the fiscal year. The Fund’s performance includes operating expenses,
whereas index returns are unmanaged and do not include
expenses of any kind.
For the fiscal year, the Morningstar
®
Muni National Intermediate
Category, a group of funds that Morningstar, Inc. considers to have investment strategies similar to those of the Fund, lost
11.23%. This result serves as a peer comparison and is expressed net of operating expenses.
How did market conditions affect the Fund’s
performance?
During the fiscal year, supply chain constraints, the Russia-
Ukraine war, and a stimulus overhang from relaxed fiscal and monetary policy drove elevated inflation, which impacted
markets negatively. To control inflation, the Federal Reserve and other central banks dropped easy money policies and increased interest rates at a historic pace. Fixed income markets, including municipal bonds, experienced substantial drawdowns on the
back of tighter monetary policies.
Issuance in the municipal markets moderated in 2022 as the
Federal Reserve’s interest rate increases led to interest rate volatility. On the demand side, municipal mutual funds and
ETFs saw outflows over the fiscal year as municipals sold-
off in tandem with the broader fixed income market. Political considerations such as the potential repeal of the state and local tax (SALT) cap that drove strong demand for municipals in fiscal year 2021 did not continue into this fiscal year, as the potential legislation stalled.
Municipal credit fundamentals remained strong in the fiscal
year, due in part to strong tax revenues and the lingering impacts of the March 2021 American Rescue Plan which provided $350
billion to state and local governments. For the fiscal year, the
Bloomberg Municipal Bond Index returned -11.98%, with its
component GO (General Obligation) Bond Index returning
-7.57% and its component Revenue Bond Index returning
-12.90%. The Bloomberg Municipal Bond: High Yield (non-
Investment Grade) Index returned -16.45% during the fiscal
year.
How did the investment strategies and techniques
employed by the Fund and its money managers affect
its benchmark relative performance?
The Fund’s overweight to the revenue sector as well as BBB-
rated and sub-investment grade rated cohorts detracted from
performance as credit spreads widened over the fiscal year.
Within the revenue sector, overweights to education, healthcare, and housing also detracted. At the state level, an overweight to Illinois detracted while an overweight to Puerto Rico was additive. A long duration position detracted from performance, as rates increased across the curve during the fiscal year.
The Fund employs discretionary money managers. The Fund’s
discretionary money managers select the individual portfolio securities for the assets assigned to them. RIM manages assets not allocated to money manager strategies and the Fund’s cash balances.
MacKay Shields LLC (“MacKay”) underperformed the Fund’s
benchmark during the fiscal year. Overweights to lower quality cohorts, non-rated bonds, and maturities of 15 and more years detracted from performance. MacKay’s overall long duration
position also detracted.
Goldman Sachs Asset Management, L.P. (“Goldman Sachs”)
underperformed the Fund’s benchmark during the fiscal year.
State selection was a detractor. Overweights to Illinois and
Florida also detracted, while an underweight to New York was positive. Overweights to BBB-rated bonds, sub-investment
grade bonds, and non-rated bonds detracted, as credit markets were challenged over the fiscal year.
During the fiscal year, both MacKay and Goldman Sachs used
interest rate futures to hedge the long duration exposures that resulted from their cash bond strategies. This contributed

Russell Investment Company
Tax-Exempt Bond Fund
Portfolio Management Discussion and Analysis, continued — October 31,
2022 (Unaudited)
610 Tax-Exempt Bond Fund
positively to both money managers’ performance, given that the municipal yield curve shifted up across all maturities during the fiscal year.
Describe any changes to the Fund’s structure or the
money manager line-up.
There were no changes to the Fund’s structure or money
manager line-up during the fiscal year.
The views expressed in this report reflect those of
the portfolio managers only through the end of the
fiscal year covered by the report. These views do not
necessarily represent the views of RIM or any other
person in RIM or any other affiliated organization.
These views are subject to change at any time based
upon market conditions or other events, and RIM
disclaims any responsibility to update the views
contained herein. These views should not be relied
on as investment advice and, because investment
decisions for a Russell Investment Company (“RIC”)
Fund are based on numerous factors, should not be
relied on as an indication of investment decisions of
any RIC Fund.
Money Managers as of October 31,
2022 Styles
Goldman Sachs Asset Management, L.P. Sector Specialist
MacKay Shields LLC Sector Specialist
* Assumes initial investment on November 1, 2012.
** Bloomberg Municipal 1-15 Year Blend (1-17) Index is an index, with income reinvested, representative of municipal bonds with maturities ranging from
1-17 years.
*** Tax Exempt Bond Linked Benchmark provides a means to compare the Fund’s average annual returns to a secondary benchmark that takes into account historical changes in the Fund’s primary benchmark. The Tax Exempt Bond Linked Benchmark represents the returns of the Bloomberg 1-10 Year Municipal
Blend (1-12) Index through June 30, 2013 and the returns of the Bloomberg Municipal 1-15 Year Blend (1-17) Index thereafter.
‡ The performance shown has been adjusted to reflect the deduction of the maximum Class A sales charge of 3.75%.
‡‡ The Fund’s performance inception date for Class M Shares was March 16, 2017. The returns shown for Class M Shares prior to that date are the returns of the Fund’s Class S Shares. Class M Shares will have substantially similar annual returns as the Class S Shares because the Shares of each Class are invested in the same portfolio of securities. Annual returns for each Class will differ only to the extent that the Class M Shares do not have the same expenses as the
Class S Shares.
§ Annualized.
Performance is historical and assumes reinvestment of all dividends and capital gains.  Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than when purchased.  Past performance is not indicative of future results.  The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Additionally, the returns presented herein may differ from the performance reported in the Financial Highlights as the returns herein are calculated in a manner consistent with standardized performance in accordance with
Securities and Exchange Commission rules, while the performance in the Financial Highlights has been calculated in accordance with U.S. Generally Accepted
Accounting Pr inciples (“U.S. GAAP”).

Russell Investment Company
Tax-Exempt Bond Fund
Shareholder Expense Example — October 31, 2022 (Unaudited)
Tax-Exempt Bond Fund 611
Fund Expenses
The following disclosure provides important information
regarding the Fund’s Shareholder Expense Example
(“Example”).
Example
As a shareholder of the Fund, you incur two types of costs:
(1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs,
including advisory and administrative fees; distribution (12b-1)
and/or service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars)
of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from May 1, 2022 to October 31, 2022.
Actual Expenses
The information in the table under the heading “Actual
Performance” provides information about actual account
values and actual expenses. You may use the information in
this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During
Period” to estimate the expenses you paid on your account
during this period.
Hypothetical Example for Comparison Purposes
The information in the table under the heading “Hypothetical
Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses
based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the
Fund’s actual return. The hypothetical account values and
expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the
Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant
to highlight your ongoing costs only and do not reflect any
transactional costs. Therefore, the information under the heading
“Hypothetical Performance (5% return before expenses)” is
useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
Class A
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2022 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2022 $ 961.20 $ 1,021.07
Expenses Paid During Period* $ 4.05 $ 4.18
* Expenses are equal to the Fund's annualized expense ratio of 0.82%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-
half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class C
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2022 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2022 $ 958.00 $ 1,017.49
Expenses Paid During Period* $ 7.55 $ 7.78
* Expenses are equal to the Fund's annualized expense ratio of 1.53%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-
half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class M
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2022 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2022 $ 963.00 $ 1,02 2 . 99
Expenses Paid During Period* $ 2.1 8 $ 2. 24
* Expenses are equal to the Fund's annualized expense ratio of 0.44%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-
half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

Russell Investment Company
Tax-Exempt Bond Fund
Shareholder Expense Example, continued — October 31, 2022 (Unaudited)
612 Tax-Exempt Bond Fund
Class S
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2022 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2022 $ 963.00 $ 1,022.53
Expenses Paid During Period* $ 2.62 $ 2.70
* Expenses are equal to the Fund's annualized expense ratio of 0.53%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-
half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments — October 31, 2022
See accompanying notes which are an integral part of the financial statements.
Tax-Exempt Bond Fund 613
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Municipal Bonds - 97.3%
Alabama - 2.0%
Alabama Community College System Board of Trustees Revenue Bonds (µ) 150 4.000 01/01/33 149
Alabama Community College System Board of Trustees Revenue Bonds (µ) 200 4.000 01/01/34 198
Alabama Community College System Board of Trustees Revenue Bonds (µ) 300 4.000 01/01/36 291
Alabama Community College System Board of Trustees Revenue Bonds (µ) 530 4.000 01/01/38 504
Alabama Community College System Board of Trustees Revenue Bonds (µ) 380 4.000 01/01/39 360
Alabama Community College System Enhancements Fee Revenue Bonds (µ) 425 4.000 09/01/35 394
Alabama Community College System Enhancements Fee Revenue Bonds (µ) 750 4.000 09/01/37 688
Alabama Community College System Enhancements Fee Revenue Bonds (µ) 1,495 4.000 09/01/46 1,283
Alabama Federal Aid Highway Finance Authority Revenue Bonds 1,725 5.000 09/01/28 1,855
Bessemer Governmental Utility Services Corp. Revenue Bonds (µ) 1,000 5.000 06/01/31 1,058
Birmingham Airport Authority Revenue Bonds (µ) 700 5.000 07/01/28 736
Birmingham Airport Authority Revenue Bonds (µ) 760 5.000 07/01/29 801
Birmingham Airport Authority Revenue Bonds (µ) 1,000 4.000 07/01/37 919
Birmingham Airport Authority Revenue Bonds (µ) 700 4.000 07/01/39 632
Birmingham Airport Authority Revenue Bonds (µ) 600 4.000 07/01/40 537
Black Belt Energy Gas District Revenue Bonds (~)(ae)(Ê) 4,725 4.000 12/01/25 4,581
Black Belt Energy Gas District Revenue Bonds (SIFMA Municipal Swap Index +
0.350%)(ae)(Ê) 27,000 2.590 12/01/26 25,232
Black Belt Energy Gas District Revenue Bonds (~)(ae)(Ê) 4,000 4.000 12/01/26 3,850
Black Belt Energy Gas District Revenue Bonds (~)(ae)(Ê) 710 4.000 10/01/27 674
Black Belt Energy Gas District Revenue Bonds (~)(ae)(Ê) 5,000 5.500 12/01/28 5,050
Black Belt Energy Gas District Revenue Bonds (~)(ae)(Ê) 365 4.000 12/01/31 336
City of Birmingham Special Care Facilities Financing Authority Revenue Bonds 2,000 5.000 06/01/32 2,045
City of Gadsden General Obligation Unlimited (µ) 1,690 5.000 08/01/27 1,795
City of Montgomery General Obligation Unlimited 500 4.000 12/01/35 471
City of Montgomery General Obligation Unlimited 500 4.000 12/01/37 460
County of Jefferson Sewer Revenue Bonds 250 6.500 10/01/53 267
Homewood Educational Building Authority Revenue Bonds (µ) 485 5.000 12/01/26 486
Limestone County Board of Education Special Tax (µ) 1,000 5.000 11/01/30 1,017
Limestone County Board of Education Special Tax (µ) 1,000 5.000 11/01/31 1,017
Montgomery County Public Facilities Authority Revenue Bonds 690 4.000 03/01/38 641
Montgomery County Public Facilities Authority Revenue Bonds 420 4.000 03/01/39 385
Montgomery County Public Facilities Authority Revenue Bonds 400 4.000 03/01/41 358
Phoenix City Board of Education School Warrants Special Tax (µ) 2,140 4.000 08/01/39 1,923
Prichard Waterworks and Sewer Board Water Revenue Bonds 210 2.250 11/01/27 136
Prichard Waterworks and Sewer Board Water Revenue Bonds 550 2.375 11/01/28 330
Prichard Waterworks and Sewer Board Water Revenue Bonds 1,590 4.000 11/01/37 856
Prichard Waterworks and Sewer Board Water Revenue Bonds 1,670 4.000 11/01/38 883
Southeast Alabama Gas Supply District Revenue Bonds 760 4.000 06/01/24 751
Southeast Alabama Gas Supply District Revenue Bonds (USD 1 Month LIBOR +
0.850%)(ae)(Ê) 2,000 1.155 06/01/49 1,962
Southeast Energy Authority A Cooperative District Revenue Bonds (~)(ae)(Ê) 835 4.000 10/01/28 780
Southeast Energy Authority A Cooperative District Revenue Bonds (~)(ae)(Ê) 10,200 5.500 12/01/29 10,310
University of South Alabama Revenue Bonds (µ) 1,000 5.000 10/01/31 1,035
University of South Alabama Revenue Bonds (µ) 715 5.000 10/01/32 738
University of South Alabama Revenue Bonds (µ) 325 5.000 10/01/36 333
University of West Alabama Revenue Bonds (µ) 200 5.000 01/01/28 209
University of West Alabama Revenue Bonds (µ) 200 5.000 01/01/29 210

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — October 31, 2022
See accompanying notes which are an integral part of the financial statements.
614 Tax-Exempt Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
University of West Alabama Revenue Bonds (µ) 200 5.000 01/01/30 211
University of West Alabama Revenue Bonds (µ) 300 4.000 01/01/33 286
University of West Alabama Revenue Bonds (µ) 330 4.000 01/01/34 311
University of West Alabama Revenue Bonds (µ) 430 4.000 01/01/35 399
University of West Alabama Revenue Bonds (µ) 450 4.000 01/01/36 415
University of West Alabama Revenue Bonds (µ) 250 4.000 01/01/38 226
University of West Alabama Revenue Bonds (µ) 230 4.000 01/01/39 206
81,580
Alaska - 0.4%
Alaska Industrial Development & Export Authority Revenue Bonds 1,170 5.000 04/01/25 1,174
Alaska Industrial Development & Export Authority Revenue Bonds 785 5.000 06/01/28 773
Alaska Industrial Development & Export Authority Revenue Bonds 465 5.000 06/01/33 444
Alaska Municipal Bond Bank Authority Revenue Bonds 160 5.000 12/01/26 168
Alaska Municipal Bond Bank Authority Revenue Bonds 635 5.000 12/01/27 675
Alaska Municipal Bond Bank Authority Revenue Bonds 295 5.000 12/01/28 316
Alaska Municipal Bond Bank Authority Revenue Bonds 300 5.000 12/01/29 322
Alaska Municipal Bond Bank Authority Revenue Bonds 210 5.000 12/01/30 226
City of Valdez Revenue Bonds (~)(Ê) 3,400 0.270 05/01/31 3,400
Municipality of Anchorage General Obligation Unlimited 1,000 4.000 09/01/41 908
Northern Tobacco Securitization Corp. Revenue Bonds 500 5.000 06/01/30 513
Northern Tobacco Securitization Corp. Revenue Bonds 20 0.500 06/01/31 20
Northern Tobacco Securitization Corp. Revenue Bonds 875 5.000 06/01/31 896
Northern Tobacco Securitization Corp. Revenue Bonds 875 5.000 06/01/32 891
Northern Tobacco Securitization Corp. Revenue Bonds 750 5.000 06/01/33 760
Northern Tobacco Securitization Corp. Revenue Bonds 1,000 4.000 06/01/34 913
State of Alaska International Airports System Revenue Bonds 1,375 4.000 10/01/32 1,322
State of Alaska International Airports System Revenue Bonds 1,180 4.000 10/01/33 1,131
State of Alaska International Airports System Revenue Bonds 1,000 4.000 10/01/34 950
State of Alaska International Airports System Revenue Bonds 825 4.000 10/01/35 773
16,575
Arizona - 1.6%
Arizona Health Facilities Authority Revenue Bonds (USD 3 Month LIBOR + 0.810%)
(Ê) 6,625 1.770 01/01/37 6,043
Arizona Health Facilities Authority Revenue Bonds (~)(Ê) 3,750 0.070 01/01/46 3,616
Arizona Industrial Development Authority Revenue Bonds 330 2.650 07/01/26 307
Arizona Industrial Development Authority Revenue Bonds 490 5.000 05/01/27 423
Arizona Industrial Development Authority Revenue Bonds 270 5.000 05/01/28 229
Arizona Industrial Development Authority Revenue Bonds 1,180 5.000 11/01/28 1,241
Arizona Industrial Development Authority Revenue Bonds (Þ) 1,250 4.500 07/15/29 1,173
Arizona Industrial Development Authority Revenue Bonds 275 4.000 07/01/31 261
Arizona Industrial Development Authority Revenue Bonds (Þ) 265 3.000 12/15/31 215
Arizona Industrial Development Authority Revenue Bonds 1,450 5.000 11/01/32 1,496
Arizona Industrial Development Authority Revenue Bonds 1,100 5.000 11/01/35 1,120
Arizona Industrial Development Authority Revenue Bonds 1,050 5.000 11/01/37 1,064
Arizona Industrial Development Authority Revenue Bonds 1,890 4.000 11/01/39 1,651
Arizona Industrial Development Authority Revenue Bonds 1,000 5.000 11/01/39 1,010
Arizona Industrial Development Authority Revenue Bonds 800 4.000 11/01/40 692
Arizona Industrial Development Authority Revenue Bonds 225 4.000 07/01/41 177
Arizona Industrial Development Authority Revenue Bonds 1,500 4.000 07/01/42 1,186

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — October 31, 2022
See accompanying notes which are an integral part of the financial statements.
Tax-Exempt Bond Fund 615
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Arizona Industrial Development Authority Revenue Bonds 120 5.000 01/01/43 82
Arizona Industrial Development Authority Revenue Bonds 225 5.000 11/01/44 225
Arizona Industrial Development Authority Revenue Bonds 500 4.500 01/01/49 300
Arizona Industrial Development Authority Revenue Bonds 275 5.000 01/01/54 175
Arizona Transportation Board Revenue Bonds 2,735 5.000 07/01/25 2,812
Arizona Water Infrastructure Finance Authority Revenue Bonds 1,500 5.000 10/01/26 1,547
City of Glendale Excise Tax Revenue Bonds 2,505 5.000 07/01/29 2,660
City of Glendale Excise Tax Revenue Bonds 2,025 5.000 07/01/32 2,130
City of Mesa Utility System Revenue Bonds (µ) 1,000 5.000 07/01/34 1,066
City of Mesa Utility System Revenue Bonds 1,400 4.000 07/01/35 1,345
City of Mesa Utility System Revenue Bonds (µ) 1,025 5.000 07/01/41 1,070
City of Phoenix Civic Improvement Corp. Revenue Bonds 275 5.000 07/01/45 276
County of Pinal Revenue Bonds 1,775 5.000 08/01/25 1,826
Entertainment Center Community Facilities District Revenue Bonds 3,086 4.000 07/01/37 2,996
Festival Ranch Community Facilities District General Obligation Unlimited (µ) 850 4.000 07/15/36 837
Industrial Development Authority of the County of Pima (The) Revenue Bonds (Þ) 1,000 5.125 11/15/29 983
Industrial Development Authority of the County of Pima (The) Revenue Bonds 500 5.000 04/01/32 518
Industrial Development Authority of the County of Pima (The) Revenue Bonds 575 5.000 04/01/33 593
Industrial Development Authority of the County of Pima (The) Revenue Bonds 795 5.000 04/01/34 819
Industrial Development Authority of the County of Pima (The) Revenue Bonds 410 4.000 04/01/35 375
Industrial Development Authority of the County of Pima (The) Revenue Bonds 420 4.000 04/01/36 376
Industrial Development Authority of the County of Pima (The) Revenue Bonds 450 4.000 04/01/37 396
Industrial Development Authority of the County of Pima (The) Revenue Bonds 675 4.000 04/01/40 571
Industrial Development Authority of the County of Pima (The) Revenue Bonds (Þ) 500 6.750 11/15/42 499
La Paz County Industrial Development Authority Revenue Bonds 50 4.000 02/15/41 39
Maricopa County Industrial Development Authority Revenue Bonds 850 5.000 09/01/30 877
Maricopa County Industrial Development Authority Revenue Bonds (Þ) 100 3.000 07/01/31 82
Maricopa County Industrial Development Authority Revenue Bonds 1,000 5.000 09/01/31 1,028
Maricopa County Industrial Development Authority Revenue Bonds 925 5.000 09/01/32 948
Maricopa County Industrial Development Authority Revenue Bonds 800 5.000 09/01/33 816
Maricopa County Industrial Development Authority Revenue Bonds 610 4.000 01/01/41 548
Maricopa County Industrial Development Authority Revenue Bonds (Þ) 515 4.000 07/01/41 394
Maricopa County Pollution Control Corp. Revenue Bonds (~)(ae)(Ê) 2,000 3.000 06/01/24 1,971
Maricopa County Unified School District No. 11-Peoria General Obligation Unlimited
(µ) 325 5.000 07/01/29 345
Maricopa County Unified School District No. 11-Peoria General Obligation Unlimited
(µ) 250 5.000 07/01/30 265
Maricopa County Unified School District No. 11-Peoria General Obligation Unlimited
(µ) 675 4.000 07/01/36 664
Maricopa County Unified School District No. 11-Peoria General Obligation Unlimited
(µ) 440 4.000 07/01/37 428
Maricopa County Unified School District No. 11-Peoria General Obligation Unlimited
(µ) 500 4.000 07/01/38 463
Maricopa County Unified School District No. 11-Peoria General Obligation Unlimited
(µ) 530 4.000 07/01/39 487
Maricopa County Unified School District No. 11-Peoria General Obligation Unlimited
(µ) 560 4.000 07/01/40 510
Pinal County Elementary School District No. 4 Casa Grande General Obligation
Unlimited (µ) 125 5.000 07/01/28 132
Pinal County Elementary School District No. 4 Casa Grande General Obligation
Unlimited (µ) 215 5.000 07/01/29 227
Pinal County Elementary School District No. 4 Casa Grande General Obligation
Unlimited (µ) 765 5.000 07/01/30 806

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — October 31, 2022
See accompanying notes which are an integral part of the financial statements.
616 Tax-Exempt Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Salt River Project Agricultural Improvement & Power District Electrical System
Revenue Bonds 1,960 5.000 01/01/36 2,061
Salt Verde Financial Corp. Revenue Bonds 1,090 5.250 12/01/24 1,110
Salt Verde Financial Corp. Revenue Bonds 800 5.000 12/01/37 789
Student & Academic Services LLC Revenue Bonds (µ) 425 5.000 06/01/27 435
Student & Academic Services LLC Revenue Bonds (µ) 390 5.000 06/01/28 399
Tempe Industrial Development Authority Revenue Bonds 215 4.000 12/01/23 212
Yuma & La Paz Counties Community College District Revenue Bonds (µ) 340 4.000 07/01/31 338
Yuma & La Paz Counties Community College District Revenue Bonds (µ) 355 4.000 07/01/32 347
Yuma & La Paz Counties Community College District Revenue Bonds (µ) 370 4.000 07/01/33 353
Yuma & La Paz Counties Community College District Revenue Bonds (µ) 370 4.000 07/01/34 347
Yuma & La Paz Counties Community College District Revenue Bonds (µ) 350 4.000 07/01/35 322
64,124
Arkansas - 0.3%
Arkansas Development Finance Authority Revenue Bonds 190 4.000 07/01/26 184
Arkansas Development Finance Authority Revenue Bonds 230 4.000 07/01/28 218
Arkansas Development Finance Authority Revenue Bonds 50 3.000 07/01/32 39
Arkansas Development Finance Authority Revenue Bonds 955 4.000 06/01/35 943
Arkansas Development Finance Authority Revenue Bonds 230 3.125 07/01/36 164
Batesville Public Facilities Board Revenue Bonds 95 5.000 06/01/23 95
Batesville Public Facilities Board Revenue Bonds 140 5.000 06/01/24 141
Batesville Public Facilities Board Revenue Bonds 165 5.000 06/01/25 167
Batesville Public Facilities Board Revenue Bonds 230 5.000 06/01/26 234
Batesville Public Facilities Board Revenue Bonds 225 5.000 06/01/27 230
City of Fort Smith Water & Sewer Revenue Bonds 3,500 5.000 10/01/31 3,682
City of Hot Springs Waterworks Revenue Bonds (µ) 600 4.000 10/01/36 601
City of Hot Springs Waterworks Revenue Bonds (µ) 600 4.000 10/01/37 599
City of Sherwood Sales & Use Tax Revenue Bonds 495 4.000 12/01/30 498
County of Pulaski Revenue Bonds 1,000 5.000 03/01/29 1,046
Southern Arkansas University Revenue Bonds (µ) 1,005 4.000 03/01/33 1,005
Southern Arkansas University Revenue Bonds (µ) 1,500 4.000 03/01/36 1,453
University of Central Arkansas Revenue Bonds (µ) 400 3.250 11/01/33 348
University of Central Arkansas Revenue Bonds (µ) 325 5.000 11/01/36 335
11,982
California - 8.3%
Apple Valley Public Financing Authority Tax Allocation (µ) 500 4.000 06/01/31 510
Apple Valley Public Financing Authority Tax Allocation (µ) 1,350 4.000 06/01/36 1,263
Banning Unified School District General Obligation Unlimited (µ) 500 5.000 08/01/28 528
Bay Area Toll Authority Revenue Bonds (SIFMA Municipal Swap Index + 0.300%)
(ae)(Ê) 1,750 2.540 04/01/27 1,705
Bay Area Toll Authority Revenue Bonds (SIFMA Municipal Swap Index + 0.410%)
(ae)(Ê) 1,200 2.650 04/01/28 1,167
Beaumont Financing Authority Special Tax 995 5.000 09/01/45 971
Brea Redevelopment Agency Tax Allocation 600 5.000 08/01/32 634
Brentwood Infrastructure Financing Authority Special Assessment (µ) 995 5.000 09/02/29 1,019
Brentwood Union School District General Obligation Unlimited 200 5.000 08/01/32 210
Brentwood Union School District General Obligation Unlimited 250 5.000 08/01/33 262
Calexico Unified School District General Obligation Unlimited (µ) 680 4.000 08/01/42 625
California Community Choice Financing Authority Revenue Bonds (~)(ae)(Ê) 275 4.000 08/01/28 264
California County Tobacco Securitization Agency Revenue Bonds 60 4.000 06/01/49 59

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — October 31, 2022
See accompanying notes which are an integral part of the financial statements.
Tax-Exempt Bond Fund 617
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
California County Tobacco Securitization Agency Revenue Bonds 95 5.000 06/01/49 88
California County Tobacco Securitization Agency Revenue Bonds (~)(Ê) 100 1.500 08/01/52 100
California Educational Facilities Authority Revenue Bonds 200 5.000 10/01/27 211
California Educational Facilities Authority Revenue Bonds 445 5.000 10/01/32 469
California Educational Facilities Authority Revenue Bonds 800 5.000 10/01/35 836
California Health Facilities Financing Authority Revenue Bonds 1,265 5.000 02/01/27 1,332
California Health Facilities Financing Authority Revenue Bonds (Þ) 875 2.125 11/15/27 797
California Health Facilities Financing Authority Revenue Bonds 1,350 5.000 02/01/28 1,418
California Health Facilities Financing Authority Revenue Bonds 1,000 5.000 11/15/29 1,001
California Health Facilities Financing Authority Revenue Bonds 365 5.000 08/15/32 371
California Health Facilities Financing Authority Revenue Bonds 600 5.000 08/15/33 609
California Health Facilities Financing Authority Revenue Bonds 1,600 5.000 08/15/35 1,569
California Health Facilities Financing Authority Revenue Bonds 850 5.000 08/15/42 812
California Infrastructure & Economic Development Bank Revenue Bonds 320 5.000 11/01/26 335
California Infrastructure & Economic Development Bank Revenue Bonds 135 5.000 11/01/27 142
California Infrastructure & Economic Development Bank Revenue Bonds (~)(ae)(Ê) 2,750 1.200 06/01/28 2,302
California Infrastructure & Economic Development Bank Revenue Bonds 295 5.000 11/01/32 305
California Infrastructure & Economic Development Bank Revenue Bonds 400 5.000 11/01/33 412
California Infrastructure & Economic Development Bank Revenue Bonds 675 4.000 05/01/39 602
California Infrastructure & Economic Development Bank Revenue Bonds 400 4.000 05/01/40 354
California Infrastructure & Economic Development Bank Revenue Bonds 460 4.000 05/01/41 407
California Municipal Finance Authority Certificate of Participation 1,200 5.250 11/01/35 1,246
California Municipal Finance Authority Revenue Bonds 100 5.000 10/01/26 102
California Municipal Finance Authority Revenue Bonds 100 2.125 11/15/26 91
California Municipal Finance Authority Revenue Bonds 690 5.000 08/15/27 736
California Municipal Finance Authority Revenue Bonds 250 5.000 10/01/27 257
California Municipal Finance Authority Revenue Bonds 100 2.750 11/15/27 89
California Municipal Finance Authority Revenue Bonds 225 5.000 10/01/29 231
California Municipal Finance Authority Revenue Bonds 10,100 5.000 05/15/30 10,192
California Municipal Finance Authority Revenue Bonds 100 5.000 10/01/30 102
California Municipal Finance Authority Revenue Bonds 350 5.000 01/01/31 380
California Municipal Finance Authority Revenue Bonds (µ) 200 5.000 05/15/31 210
California Municipal Finance Authority Revenue Bonds 75 4.000 07/01/31 70
California Municipal Finance Authority Revenue Bonds (µ) 750 4.000 05/15/32 717
California Municipal Finance Authority Revenue Bonds 800 5.000 08/15/32 850
California Municipal Finance Authority Revenue Bonds 1,200 5.000 08/15/34 1,269
California Municipal Finance Authority Revenue Bonds (µ) 1,200 4.000 05/15/35 1,115
California Municipal Finance Authority Revenue Bonds 250 4.000 07/01/41 204
California Municipal Finance Authority Revenue Bonds 575 5.000 07/01/42 559
California Public Finance Authority Revenue Bonds 400 4.000 10/15/27 390
California Public Finance Authority Revenue Bonds 360 4.000 10/15/28 347
California Public Finance Authority Revenue Bonds 2,500 4.000 07/15/40 2,286
California Public Finance Authority Revenue Bonds (~)(Ê) 680 4.000 10/15/51 597
California Public Works Board Revenue Bonds 1,000 4.000 05/01/36 970
California School Finance Authority Revenue Bonds (Þ) 260 2.000 10/01/23 254
California School Finance Authority Revenue Bonds (Þ) 295 2.000 10/01/26 266
California School Finance Authority Revenue Bonds (Þ) 215 3.000 10/01/31 185
California School Finance Authority Revenue Bonds 500 4.000 11/01/31 430

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — October 31, 2022
See accompanying notes which are an integral part of the financial statements.
618 Tax-Exempt Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
California School Finance Authority Revenue Bonds 830 4.000 11/01/36 649
California School Finance Authority Revenue Bonds (Þ) 100 5.000 07/01/40 91
California School Finance Authority Revenue Bonds (Þ) 1,000 5.000 08/01/42 969
California School Finance Authority Revenue Bonds (Þ) 525 5.000 08/01/46 502
California Statewide Communities Development Authority Revenue Bonds 1,475 5.000 05/15/23 1,482
California Statewide Communities Development Authority Revenue Bonds 575 4.000 09/02/23 570
California Statewide Communities Development Authority Revenue Bonds (~)(Ê) 350 0.170 05/15/24 350
California Statewide Communities Development Authority Revenue Bonds 500 4.000 09/02/26 479
California Statewide Communities Development Authority Revenue Bonds 400 4.000 09/02/27 379
California Statewide Communities Development Authority Revenue Bonds (Þ) 2,630 3.500 11/01/27 2,479
California Statewide Communities Development Authority Revenue Bonds (Þ) 350 5.000 12/01/27 350
California Statewide Communities Development Authority Revenue Bonds 300 4.000 09/02/28 281
California Statewide Communities Development Authority Revenue Bonds 570 1.750 09/01/29 465
California Statewide Communities Development Authority Revenue Bonds (~)(ae)(Ê) 5,000 5.000 11/01/29 5,460
California Statewide Communities Development Authority Revenue Bonds 275 5.000 04/01/30 284
California Statewide Communities Development Authority Revenue Bonds 300 4.000 09/02/30 276
California Statewide Communities Development Authority Revenue Bonds 3,125 6.125 11/01/33 3,173
California Statewide Communities Development Authority Revenue Bonds (µ) 3,210 4.000 05/15/35 3,046
California Statewide Communities Development Authority Revenue Bonds (µ) 2,250 4.000 05/15/36 2,120
California Statewide Communities Development Authority Revenue Bonds 425 3.000 04/01/37 330
California Statewide Communities Development Authority Revenue Bonds (µ) 3,590 4.000 05/15/37 3,358
California Statewide Communities Development Authority Revenue Bonds (µ) 2,800 4.000 05/15/38 2,598
California Statewide Communities Development Authority Revenue Bonds (µ) 2,025 4.000 05/15/39 1,867
California Statewide Communities Development Authority Revenue Bonds 625 4.000 09/01/41 518
California Statewide Communities Development Authority Revenue Bonds 825 5.000 04/01/47 825
California Statewide Communities Development Authority Special Tax 1,965 5.000 09/01/42 1,844
Chula Vista Community Facilities District Special Tax 880 4.000 09/01/36 762
Chula Vista Community Facilities District Special Tax 770 4.000 09/01/41 627
City & County of San Francisco Community Facilities District No. 2016-1 Special
Tax 125 4.000 09/01/41 105
City & County of San Francisco Infrastructure & Revitalization Fing Dist No. 1 Tax
Allocation (Þ) 375 5.000 09/01/32 374
City & County of San Francisco Infrastructure & Revitalization Fing Dist No. 1 Tax
Allocation (Þ) 375 5.000 09/01/37 354
City of Bell General Obligation Unlimited (µ) 500 3.375 08/01/33 451
City of Bell General Obligation Unlimited (µ) 500 3.375 08/01/34 445
City of Calimesa California Special Tax 415 4.000 09/01/37 366
City of Clovis Wastewater Revenue Bonds (µ) 1,250 5.000 08/01/28 1,338
City of Dublin Special Tax 100 4.000 09/01/45 80
City of Lemoore Water Revenue Bonds (µ) 230 5.000 06/01/33 245
City of Lemoore Water Revenue Bonds (µ) 500 5.000 06/01/38 527
City of Lemoore Water Revenue Bonds (µ) 600 5.000 06/01/39 631
City of Los Angeles Department of Airports Revenue Bonds 5,535 5.000 05/15/38 5,854
City of Los Angeles Department of Airports Revenue Bonds 5,640 5.000 05/15/39 5,938
City of Los Angeles Department of Airports Revenue Bonds 20,575 4.000 05/15/40 18,633
City of Ontario Special Tax 500 4.000 09/01/36 434
City of Palm Desert Special Tax 25 4.000 09/01/30 24
City of Palm Desert Special Tax 25 4.000 09/01/33 23
City of Palm Desert Special Tax 25 4.000 09/01/36 22
City of Rocklin Special Tax (µ) 1,490 4.000 09/01/43 1,319

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — October 31, 2022
See accompanying notes which are an integral part of the financial statements.
Tax-Exempt Bond Fund 619
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
City of Roseville Special Tax 10 4.000 09/01/24 10
City of Roseville Special Tax 10 4.000 09/01/26 10
City of Roseville Special Tax 10 5.000 09/01/30 10
City of Roseville Special Tax 25 4.000 09/01/32 23
City of Roseville Special Tax 30 4.000 09/01/34 27
City of Roseville Special Tax 35 4.000 09/01/36 31
City of Roseville Special Tax 125 2.500 09/01/37 84
City of Roseville Special Tax 40 4.000 09/01/38 35
City of Roseville Special Tax 45 4.000 09/01/40 38
City of Roseville Special Tax 725 4.000 09/01/41 610
City of San Mateo Special Tax (µ) 2,930 5.250 09/01/35 3,080
City of Susanville Natural Gas Revenue Bonds (µ) 735 4.000 06/01/32 728
City of Vernon Electric System Revenue Bonds 475 5.000 10/01/27 488
Compton Community College District General Obligation Unlimited (µ)(ae) 2,000
Zero
coupon 08/01/23 711
Compton Community Redevelopment Agency Successor Agency Tax Allocation (µ) 3,345 5.000 08/01/27 3,504
Compton Unified School District General Obligation Unlimited (µ) 1,250 4.000 06/01/30 1,271
Compton Unified School District General Obligation Unlimited (µ) 2,000 4.000 06/01/31 2,030
Compton Unified School District General Obligation Unlimited (µ) 1,850 4.000 06/01/32 1,873
Corona Community Facilities District Special Tax 100 5.000 09/01/30 103
Corona Community Facilities District Special Tax 100 5.000 09/01/31 102
Corona Community Facilities District Special Tax 180 5.250 09/01/33 185
Corona-Norco Unified School District General Obligation Unlimited 3,430 4.000 08/01/39 3,237
County of Los Angeles California Community Facilities District No. 2021-01 Special
Tax 100 5.000 09/01/28 104
County of Los Angeles California Community Facilities District No. 2021-01 Special
Tax 275 5.000 09/01/33 278
County of Los Angeles California Community Facilities District No. 2021-01 Special
Tax 500 5.000 09/01/35 498
County of Los Angeles California Community Facilities District No. 2021-01 Special
Tax 600 5.000 09/01/37 589
County of Los Angeles California Community Facilities District No. 2021-01 Special
Tax 400 5.000 09/01/47 366
Desert Hot Springs Redevelopment Agency Successor Agency Tax Allocation (µ) 1,105 5.000 09/01/28 1,172
Desert Hot Springs Redevelopment Agency Successor Agency Tax Allocation (µ) 400 5.000 09/01/29 424
Desert Hot Springs Redevelopment Agency Successor Agency Tax Allocation (µ) 775 5.000 09/01/32 818
Dinuba Redevelopment Agency Tax Allocation (µ) 590 5.000 09/01/33 606
Dixon Unified School District General Obligation Unlimited (µ) 110 5.000 08/01/34 117
Fontana Unified School District General Obligation Unlimited (µ) 1,500 2.375 08/01/44 962
Fresno Unified School District General Obligation Unlimited 300 5.000 08/01/40 313
Golden State Tobacco Securitization Corp. Revenue Bonds (µ)(ae) 1,150 5.000 06/01/25 1,200
Golden State Tobacco Securitization Corp. Revenue Bonds 3,690 5.000 06/01/28 3,948
Golden State Tobacco Securitization Corp. Revenue Bonds 11,175 5.000 06/01/31 12,131
Golden State Tobacco Securitization Corp. Revenue Bonds 10,700 5.000 06/01/32 11,615
Golden State Tobacco Securitization Corp. Revenue Bonds 750 5.000 06/01/33 814
Golden State Tobacco Securitization Corp. Revenue Bonds 4,550 5.000 06/01/34 4,939
Grossmont-Cuyamaca Community College District General Obligation Unlimited 425 5.000 08/01/34 451
Grossmont-Cuyamaca Community College District General Obligation Unlimited 500 5.000 08/01/35 529
Grossmont-Cuyamaca Community College District General Obligation Unlimited 1,000 5.000 08/01/36 1,056
Grossmont-Cuyamaca Community College District General Obligation Unlimited 1,125 5.000 08/01/37 1,185
Hercules Redevelopment Agency Successor Agency Tax Allocation (µ) 2,050 5.000 08/01/37 2,145

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — October 31, 2022
See accompanying notes which are an integral part of the financial statements.
620 Tax-Exempt Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Hercules Redevelopment Agency Successor Agency Tax Allocation (µ) 635 5.000 08/01/42 654
Hollister Joint Powers Financing Authority Wastewater Revenue Bonds (µ) 1,000 5.000 06/01/36 1,050
Indio Redevelopment Agency Successor Agency Tax Allocation (µ) 760 5.000 08/15/29 816
Indio Redevelopment Agency Successor Agency Tax Allocation (µ) 410 5.000 08/15/30 439
Indio Redevelopment Agency Successor Agency Tax Allocation (µ) 1,845 5.000 08/15/31 1,970
Indio Redevelopment Agency Successor Agency Tax Allocation (µ) 1,625 5.000 08/15/32 1,730
Indio Redevelopment Agency Successor Agency Tax Allocation (µ) 1,100 5.000 08/15/33 1,167
Inglewood Redevelopment Agency Successor Agency Tax Allocation (µ) 1,000 5.000 05/01/33 1,052
Inglewood Unified School District General Obligation Unlimited (µ) 250 4.000 08/01/26 252
Inglewood Unified School District General Obligation Unlimited (µ) 325 5.000 08/01/28 347
Inglewood Unified School District General Obligation Unlimited (µ) 400 5.000 08/01/30 425
Inglewood Unified School District General Obligation Unlimited (µ) 790 5.000 08/01/31 835
Inglewood Unified School District General Obligation Unlimited (µ) 345 5.000 08/01/32 362
Inglewood Unified School District General Obligation Unlimited (µ) 500 5.000 08/01/33 523
Irvine Unified School District Special Tax 60 5.000 09/01/30 62
Irvine Unified School District Special Tax 50 5.000 09/01/32 51
Irvine Unified School District Special Tax 60 5.000 09/01/34 61
Irvine Unified School District Special Tax 75 5.000 09/01/36 75
La Mesa-Spring Valley School District General Obligation Unlimited (µ) 200 4.000 08/01/35 195
Lake Elsinore School Financing Authority Special Tax (µ) 750 5.000 10/01/34 804
Lake Elsinore School Financing Authority Special Tax (µ) 1,490 5.000 10/01/35 1,589
Lancaster Redevelopment Agency Successor Agency Tax Allocation (µ) 1,380 5.000 08/01/33 1,439
Long Beach Bond Finance Authority Revenue Bonds 1,000 5.000 11/15/24 1,014
Los Angeles Community College District General Obligation Unlimited 1,890 4.000 08/01/37 1,845
Los Angeles County Metropolitan Transportation Authority Revenue Bonds 2,500 5.000 06/01/37 2,676
Lynwood Unified School District General Obligation Unlimited (µ) 565 2.769 08/01/31 384
Lynwood Unified School District General Obligation Unlimited (µ) 500 2.943 08/01/32 322
Lynwood Unified School District General Obligation Unlimited (µ) 685 3.113 08/01/33 417
Lynwood Unified School District General Obligation Unlimited (µ) 630 3.256 08/01/34 363
Lynwood Unified School District General Obligation Unlimited (µ) 785 3.381 08/01/35 428
Lynwood Unified School District General Obligation Unlimited (µ) 990 3.478 08/01/36 510
Lynwood Utility Authority Revenue Bonds (µ) 465 5.000 06/01/32 491
Madera Development Agency Successor Agency Tax Allocation 2,305 5.000 09/01/36 2,432
Menifee Union School District Special Tax 150 5.000 09/01/42 142
Merced City School District General Obligation Unlimited (µ) 1,250 4.000 08/01/46 1,087
Metropolitan Water District of Southern California Revenue Bonds (SIFMA
Municipal Swap Index + 0.140%)(ae)(Ê) 6,650 0.210 05/21/24 6,617
Modesto Irrigation District Revenue Bonds (USD 3 Month LIBOR + 0.630%)(µ)(Ê) 2,500 0.744 09/01/37 2,325
Mountain View-Whisman School District General Obligation Unlimited (ae) 2,000 4.000 09/01/26 2,054
Napa Valley Community College District General Obligation Unlimited 4,000
Zero
coupon 08/01/31 4,040
Norman Y. Mineta San Jose International Airport Revenue Bonds (µ) 2,505 4.000 03/01/34 2,352
North Coast County Water District Certificate of Participation (µ) 125 4.000 10/01/31 128
North Coast County Water District Certificate of Participation (µ) 150 4.000 10/01/34 149
North Coast County Water District Certificate of Participation (µ) 275 4.000 10/01/35 270
Oakland Unified School District General Obligation Unlimited (µ) 1,000 4.000 08/01/34 995
Oxnard Financing Authority Revenue Bonds (µ) 775 5.000 06/01/34 792
Oxnard School District General Obligation Unlimited (µ) 810 5.250 08/01/28 853
Palmdale Water District Public Financing Authority Revenue Bonds (µ) 350 5.000 10/01/29 375

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — October 31, 2022
See accompanying notes which are an integral part of the financial statements.
Tax-Exempt Bond Fund 621
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Palmdale Water District Public Financing Authority Revenue Bonds (µ) 185 5.000 10/01/30 197
Palmdale Water District Public Financing Authority Revenue Bonds (µ) 390 5.000 10/01/31 414
Palmdale Water District Public Financing Authority Revenue Bonds (µ) 405 5.000 10/01/32 428
Palomar Health General Obligation Unlimited 2,230 5.000 08/01/29 2,332
Paramount Unified School District General Obligation Unlimited (µ) 1,355 2.845 08/01/34 812
Pittsburgh Unified School District General Obligation Unlimited (µ) 225 4.000 08/01/34 223
Reef-Sunset Unified School District General Obligation Unlimited (µ) 665 5.000 08/01/38 691
Rio Vista Public Financing Authority Special Tax 275 5.000 09/01/27 292
Rio Vista Public Financing Authority Special Tax 235 5.000 09/01/29 251
Ripon Redevelopment Agency Successor Agency Tax Allocation (µ) 540 4.000 11/01/32 536
Ripon Redevelopment Agency Successor Agency Tax Allocation (µ) 415 4.000 11/01/35 391
River Islands Public Financing Authority Special Tax (µ) 555 4.000 09/01/37 518
River Islands Public Financing Authority Special Tax 125 4.000 09/01/41 104
Riverside County Public Financing Authority Tax Allocation (µ) 2,270 5.000 10/01/27 2,361
Riverside County Public Financing Authority Tax Allocation (µ) 1,000 5.000 10/01/28 1,041
Riverside County Public Financing Authority Tax Allocation (µ) 1,150 5.000 10/01/30 1,195
Riverside County Redevelopment Successor Agency Tax Allocation (µ) 490
Zero
coupon 10/01/28 515
Riverside County Redevelopment Successor Agency Tax Allocation (µ) 1,010
Zero
coupon 10/01/37 1,047
Riverside County Transportation Commission Revenue Bonds 310 4.000 06/01/37 281
Riverside County Transportation Commission Revenue Bonds 410 4.000 06/01/38 368
Riverside County Transportation Commission Revenue Bonds 530 4.000 06/01/39 470
Riverside County Transportation Commission Revenue Bonds 245 4.000 06/01/40 216
Riverside Unified School District Special Tax 25 4.000 09/01/27 24
Riverside Unified School District Special Tax 30 4.000 09/01/28 29
Riverside Unified School District Special Tax 30 4.000 09/01/29 29
Riverside Unified School District Special Tax 30 4.000 09/01/30 28
Roseville Joint Union High School District Certificate of Participation (µ) 300 1.000 06/01/26 263
Roseville Joint Union High School District Certificate of Participation (µ) 365 1.125 06/01/27 311
Sacramento County Water Financing Authority Revenue Bonds (USD 3 Month
LIBOR + 0.550%)(µ)(Ê) 1,830 0.785 06/01/34 1,689
Salinas City Elementary School District General Obligation Unlimited (µ) 2,950 3.622 07/01/34 1,784
Salinas City Elementary School District General Obligation Unlimited (µ) 1,885 3.775 07/01/36 1,036
Salinas City Elementary School District General Obligation Unlimited (µ) 3,180 3.835 07/01/37 1,671
San Diego County Regional Airport Authority Revenue Bonds 320 5.000 07/01/30 352
San Diego County Regional Airport Authority Revenue Bonds 400 4.000 07/01/35 371
San Diego County Regional Airport Authority Revenue Bonds 875 4.000 07/01/36 805
San Diego County Regional Airport Authority Revenue Bonds 1,465 4.000 07/01/37 1,336
San Diego County Regional Airport Authority Revenue Bonds 1,500 5.000 07/01/38 1,548
San Diego County Regional Airport Authority Revenue Bonds 1,675 5.000 07/01/39 1,718
San Diego County Regional Airport Authority Revenue Bonds 1,725 4.000 07/01/40 1,541
San Diego County Regional Airport Authority Revenue Bonds 1,375 4.000 07/01/41 1,217
San Jacinto Unified School District Financing Authority Special Tax 100 5.000 09/01/36 98
San Joaquin Hills Transportation Corridor Agency Revenue Bonds 3,250 5.250 01/15/49 3,237
San Leandro Unified School District General Obligation Unlimited (µ) 430 5.000 08/01/34 454
San Leandro Unified School District General Obligation Unlimited (µ) 800 4.000 08/01/39 743
San Ysidro School District Certificate of Participation (µ) 1,175 5.000 09/01/28 1,222
Sanger Unified School District General Obligation Unlimited (µ) 525 5.000 08/01/31 558
Sanger Unified School District General Obligation Unlimited (µ) 780 5.000 08/01/33 821

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — October 31, 2022
See accompanying notes which are an integral part of the financial statements.
622 Tax-Exempt Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Sanger Unified School District General Obligation Unlimited (µ) 1,275 5.000 08/01/34 1,340
Santa Ana College Improvement District #1 Rancho Santiago Community College
District General Obligation Unlimited 500 4.000 08/01/31 508
Santa Ana College Improvement District #1 Rancho Santiago Community College
District General Obligation Unlimited 500 4.000 08/01/32 506
Santa Ana Unified School District Certificate of Participation (µ) 1,000 5.000 04/01/29 1,071
Santa Ana Unified School District Certificate of Participation (µ) 830 5.000 04/01/31 883
Santa Ana Unified School District Certificate of Participation (µ) 650 5.000 04/01/32 690
Santa Ana Unified School District Certificate of Participation (µ) 1,360 5.000 04/01/33 1,439
Santa Ana Unified School District Certificate of Participation (µ) 1,425 5.000 04/01/34 1,505
Santa Ana Unified School District Certificate of Participation (µ) 1,500 5.000 04/01/35 1,579
Santa Ana Unified School District Certificate of Participation (µ) 2,120 5.000 04/01/36 2,228
Santa Rosa High School District General Obligation Unlimited (µ) 1,100 5.000 08/01/35 1,153
South Orange County Public Financing Authority Special Assessment 1,500 5.000 08/15/28 1,573
South Orange County Public Financing Authority Special Assessment 900 5.000 08/15/29 907
South Orange County Public Financing Authority Special Assessment (µ) 700 5.000 08/15/30 747
South Orange County Public Financing Authority Special Assessment (µ) 385 5.000 08/15/31 409
State of California Department of Water Resources Revenue Bonds 1,500 5.000 12/01/25 1,582
State of California General Obligation Unlimited 1,250 5.000 04/01/24 1,282
State of California General Obligation Unlimited 1,600 5.000 04/01/25 1,666
State of California General Obligation Unlimited 7,095 5.000 11/01/25 7,226
State of California General Obligation Unlimited 5,760 5.000 03/01/26 5,984
State of California General Obligation Unlimited 2,350 5.000 04/01/26 2,482
State of California General Obligation Unlimited 2,350 5.000 04/01/27 2,511
State of California General Obligation Unlimited 2,575 5.000 10/01/27 2,716
State of California General Obligation Unlimited 2,000 5.000 11/01/31 2,209
Stockton Community Facilities District Special Tax 55 2.000 09/01/24 52
Stockton Community Facilities District Special Tax 60 2.250 09/01/26 53
Stockton Community Facilities District Special Tax 60 2.375 09/01/28 51
Stockton Community Facilities District Special Tax 70 2.750 09/01/31 57
Stockton Community Facilities District Special Tax 70 3.000 09/01/33 56
Stockton Community Facilities District Special Tax 75 3.000 09/01/34 59
Stockton Community Facilities District Special Tax 50 3.000 09/01/35 39
Stockton Community Facilities District Special Tax 155 3.125 09/01/37 117
Stockton Community Facilities District Special Tax 130 3.125 09/01/39 96
Stockton Community Facilities District Special Tax 155 3.250 09/01/41 112
Stockton Public Financing Authority Water Revenue Bonds (µ) 1,565 5.000 10/01/30 1,680
Tobacco Settlement Financing Corp. Revenue Bonds 130 5.000 06/01/26 133
Tobacco Settlement Financing Corp. Revenue Bonds 175 5.000 06/01/27 180
Tobacco Settlement Financing Corp. Revenue Bonds 130 5.000 06/01/28 134
Tobacco Settlement Financing Corp. Revenue Bonds 255 5.000 06/01/29 264
Tobacco Settlement Financing Corp. Revenue Bonds 255 5.000 06/01/32 261
Tobacco Settlement Financing Corp. Revenue Bonds 130 5.000 06/01/34 132
Tobacco Settlement Financing Corp. Revenue Bonds 65 5.000 06/01/35 66
Tobacco Settlement Financing Corp. Revenue Bonds 130 5.000 06/01/36 131
Tobacco Settlement Financing Corp. Revenue Bonds 130 5.000 06/01/39 130
Tobacco Settlement Financing Corp. Revenue Bonds 240 4.000 06/01/49 221
Town of Tiburon Special Assessment 75 2.375 09/02/41 45
Town of Tiburon Special Assessment 150 2.500 09/02/46 85

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — October 31, 2022
See accompanying notes which are an integral part of the financial statements.
Tax-Exempt Bond Fund 623
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Transbay Joint Powers Authority Tax Allocation 170 5.000 10/01/28 180
Transbay Joint Powers Authority Tax Allocation 80 5.000 10/01/29 85
Transbay Joint Powers Authority Tax Allocation 65 5.000 10/01/30 69
Transbay Joint Powers Authority Tax Allocation 140 5.000 10/01/31 149
Transbay Joint Powers Authority Tax Allocation 120 5.000 10/01/33 125
Transbay Joint Powers Authority Tax Allocation 85 5.000 10/01/35 87
Transbay Joint Powers Authority Tax Allocation 95 5.000 10/01/36 97
Transbay Joint Powers Authority Tax Allocation 120 5.000 10/01/37 121
Transbay Joint Powers Authority Tax Allocation 120 5.000 10/01/38 121
Transbay Joint Powers Authority Tax Allocation 120 5.000 10/01/39 120
Transbay Joint Powers Authority Tax Allocation 130 5.000 10/01/40 129
Tustin Unified School District Special Tax (µ) 125 4.000 09/01/34 124
Tustin Unified School District Special Tax (µ) 250 4.000 09/01/35 245
Vista Unified School District General Obligation Unlimited (µ) 3,455 5.250 08/01/41 3,707
Watereuse Finance Authority Revenue Bonds 1,230 5.500 05/01/36 1,263
West Contra Costa Healthcare District Revenue Bonds 1,070 4.000 07/01/33 1,018
West Contra Costa Healthcare District Revenue Bonds 1,170 4.000 07/01/35 1,093
West Contra Costa Healthcare District Revenue Bonds 1,265 4.000 07/01/37 1,163
West Contra Costa Healthcare District Revenue Bonds 1,370 4.000 07/01/39 1,238
West Kern Community College District Certificate of Participation (µ) 1,000 4.000 11/01/40 893
332,485
Colorado - 2.6%
Adams 12 Five Star Schools General Obligation Unlimited 3,500 5.000 12/15/30 3,706
Arkansas River Power Authority Revenue Bonds 1,000 5.000 10/01/27 1,011
Arkansas River Power Authority Revenue Bonds 1,200 5.000 10/01/28 1,214
Arkansas River Power Authority Revenue Bonds 1,005 5.000 10/01/29 1,016
Arkansas River Power Authority Revenue Bonds 1,000 5.000 10/01/30 1,008
Arkansas River Power Authority Revenue Bonds 750 5.000 10/01/31 754
Arkansas River Power Authority Revenue Bonds 1,660 5.000 10/01/38 1,605
BNC Metropolitan District No. 1 General Obligation Limited (µ) 360 5.000 12/01/32 379
Brighton Crossing Metropolitan District No. 4 General Obligation Unlimited 434 4.000 12/01/27 409
Buffalo Ridge Metropolitan District General Obligation Unlimited (µ) 1,000 5.000 12/01/35 1,060
City & County of Denver Airport System Revenue Bonds 2,065 5.000 11/15/25 2,067
City & County of Denver Airport System Revenue Bonds 1,585 5.000 11/15/32 1,701
City & County of Denver Airport System Revenue Bonds 1,350 5.000 11/15/38 1,421
City & County of Denver Airport System Revenue Bonds 1,200 5.000 11/15/39 1,259
City & County of Denver Airport System Revenue Bonds 900 5.000 11/15/40 938
City & County of Denver Airport System Revenue Bonds 1,215 5.000 11/15/41 1,264
City & County of Denver Airport System Revenue Bonds 1,190 5.000 11/15/42 1,235
City of Grand Junction Revenue Bonds 300 4.000 03/01/34 302
City of Grand Junction Revenue Bonds 365 4.000 03/01/35 362
City of Grand Junction Revenue Bonds 1,715 4.000 03/01/37 1,660
City of Grand Junction Revenue Bonds 1,000 4.000 03/01/39 917
Colorado Educational & Cultural Facilities Authority Revenue Bonds 80 4.000 05/01/26 77
Colorado Educational & Cultural Facilities Authority Revenue Bonds 555 4.000 06/01/27 550
Colorado Educational & Cultural Facilities Authority Revenue Bonds 70 4.000 05/01/29 65
Colorado Educational & Cultural Facilities Authority Revenue Bonds 605 4.000 06/01/29 595
Colorado Educational & Cultural Facilities Authority Revenue Bonds 60 4.000 05/01/30 55
Colorado Educational & Cultural Facilities Authority Revenue Bonds 1,000 5.000 08/15/30 1,019

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — October 31, 2022
See accompanying notes which are an integral part of the financial statements.
624 Tax-Exempt Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Colorado Educational & Cultural Facilities Authority Revenue Bonds 325 4.000 06/01/31 314
Colorado Educational & Cultural Facilities Authority Revenue Bonds 850 5.000 12/01/31 865
Colorado Educational & Cultural Facilities Authority Revenue Bonds 100 4.000 05/01/36 84
Colorado Educational & Cultural Facilities Authority Revenue Bonds 750 4.000 12/15/36 674
Colorado Educational & Cultural Facilities Authority Revenue Bonds 25 4.000 05/01/41 20
Colorado Educational & Cultural Facilities Authority Revenue Bonds 345 4.000 10/01/46 260
Colorado Educational & Cultural Facilities Authority Revenue Bonds 75 5.000 06/01/49 75
Colorado Educational & Cultural Facilities Authority Revenue Bonds 75 5.000 06/01/54 75
Colorado Health Facilities Authority Revenue Bonds (~)(ae)(Ê) 1,750 5.000 08/01/25 1,778
Colorado Health Facilities Authority Revenue Bonds 2,225 5.000 11/01/25 2,296
Colorado Health Facilities Authority Revenue Bonds 750 2.125 05/15/28 672
Colorado Health Facilities Authority Revenue Bonds (~)(ae)(Ê) 2,700 5.000 08/15/28 2,869
Colorado Health Facilities Authority Revenue Bonds 3,150 5.000 08/01/32 3,211
Colorado Health Facilities Authority Revenue Bonds 3,270 5.000 08/01/33 3,320
Colorado Health Facilities Authority Revenue Bonds 6,740 5.000 08/01/35 6,787
Colorado Health Facilities Authority Revenue Bonds 400 4.000 01/01/36 381
Colorado Health Facilities Authority Revenue Bonds 1,000 5.000 08/01/37 1,003
Colorado Health Facilities Authority Revenue Bonds 1,100 5.250 11/01/38 1,115
Colorado Health Facilities Authority Revenue Bonds 1,000 5.250 11/01/39 1,012
Colorado Health Facilities Authority Revenue Bonds (~)(ae)(Ê) 2,465 2.800 05/15/42 2,465
Colorado Health Facilities Authority Revenue Bonds 1,100 5.500 11/01/47 1,117
Colorado Health Facilities Authority Revenue Bonds 850 4.000 08/01/49 662
Colorado Housing & Finance Authority Revenue Bonds 1,390 4.250 11/01/49 1,374
Colorado Mesa University Revenue Bonds 2,260 5.000 05/15/31 2,438
Copperleaf Metropolitan District No. 2 General Obligation Limited (µ) 375 4.000 12/01/32 376
Copperleaf Metropolitan District No. 2 General Obligation Limited (µ) 275 4.000 12/01/33 274
Crystal Valley Metropolitan District No. 2 General Obligation Limited (µ) 750 4.000 12/01/37 709
Crystal Valley Metropolitan District No. 2 General Obligation Limited (µ) 1,200 4.000 12/01/38 1,102
Denver Health & Hospital Authority Certificate of Participation 730 5.000 12/01/23 740
Denver Health & Hospital Authority Revenue Bonds 120 5.000 12/01/30 123
Denver Health & Hospital Authority Revenue Bonds 220 5.000 12/01/31 223
Denver Health & Hospital Authority Revenue Bonds 475 5.000 12/01/32 479
Denver Health & Hospital Authority Revenue Bonds (Þ) 1,000 5.000 12/01/34 1,003
Denver Urban Renewal Authority Tax Allocation (Þ) 1,255 5.250 12/01/39 1,215
E-470 Public Highway Authority Revenue Bonds (µ) 4,040
Zero
coupon 09/01/28 3,157
E-470 Public Highway Authority Revenue Bonds 120 5.000 09/01/28 129
E-470 Public Highway Authority Revenue Bonds (µ) 1,560
Zero
coupon 09/01/30 1,107
E-470 Public Highway Authority Revenue Bonds 155 5.000 09/01/34 164
E-470 Public Highway Authority Revenue Bonds 315 5.000 09/01/36 332
Eagle County School District No. Re50J Certificate of Participation (µ) 975 4.000 12/01/36 924
Eaton Area Park & Recreation District General Obligation Limited 470 5.500 12/01/30 471
Fiddlers Business Improvement District General Obligation Unlimited 1,250 5.000 12/01/32 1,212
Flying Horse Metropolitan District No. 2 General Obligation Limited (µ) 250 4.000 12/01/37 236
Glen Metropolitan District No. 2 General Obligation Unlimited 1,320 5.000 12/01/47 1,138
Grand River Hospital District General Obligation Unlimited (µ) 1,000 5.250 12/01/34 1,023
Grand River Hospital District General Obligation Unlimited (µ) 500 5.250 12/01/35 509
Grand River Hospital District General Obligation Unlimited (µ) 2,555 5.250 12/01/37 2,589

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — October 31, 2022
See accompanying notes which are an integral part of the financial statements.
Tax-Exempt Bond Fund 625
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
High Plains Metropolitan District General Obligation Unlimited (µ) 500 5.000 12/01/35 523
Jefferson County School District R-1 General Obligation Unlimited 1,150 4.000 12/15/37 1,082
Morgan Hill Metropolitan District No. 3 General Obligation Limited 485 3.000 12/01/31 370
Park Creek Metropolitan District Revenue Bonds 1,000 5.000 12/01/26 1,039
Park Creek Metropolitan District Revenue Bonds (µ) 1,150 5.000 12/01/28 1,205
Park Creek Metropolitan District Revenue Bonds 365 5.000 12/01/34 374
Park Creek Metropolitan District Revenue Bonds 500 5.000 12/01/37 512
Poudre Tech Metropolitan District General Obligation Unlimited (µ) 1,360 4.000 12/01/33 1,300
Poudre Tech Metropolitan District General Obligation Unlimited (µ) 1,435 4.000 12/01/34 1,360
Public Authority for Colorado Energy Revenue Bonds 1,000 6.250 11/15/28 1,045
Regional Transportation District Certificate of Participation 6,725 5.000 06/01/27 6,790
Regional Transportation District Revenue Bonds 60 5.000 01/15/28 61
Regional Transportation District Revenue Bonds 1,465 4.000 07/15/35 1,313
Regional Transportation District Revenue Bonds 750 4.000 07/15/36 666
Regional Transportation District Revenue Bonds 1,150 3.000 07/15/37 873
Sierra Ridge Metropolitan District No. 2 General Obligation Limited (µ) 240 4.000 12/01/23 242
Sierra Ridge Metropolitan District No. 2 General Obligation Limited (µ) 1,040 4.000 12/01/42 911
St. Vrain Lakes Metropolitan District No. 2 General Obligation Unlimited 500 5.000 12/01/37 459
State of Colorado Certificate of Participation 2,000 6.000 12/15/40 2,289
Vauxmont Metropolitan District General Obligation Limited (µ) 125 5.000 12/15/29 132
Vauxmont Metropolitan District General Obligation Limited (µ) 125 5.000 12/15/30 132
VDW Metropolitan District No 2 General Obligation Limited (µ) 885 4.000 12/01/45 749
105,178
Connecticut - 2.4%
City of Bridgeport General Obligation Unlimited 1,345 5.000 08/15/27 1,426
City of Bridgeport General Obligation Unlimited (µ) 965 5.000 07/01/29 987
City of Bridgeport General Obligation Unlimited 1,640 5.000 11/01/33 1,710
City of Bridgeport General Obligation Unlimited 250 5.000 08/01/34 265
City of Bridgeport General Obligation Unlimited 700 5.000 11/01/34 727
City of Bridgeport General Obligation Unlimited 225 4.000 08/01/36 207
City of Bridgeport General Obligation Unlimited 1,310 5.000 09/01/39 1,353
City of Bridgeport General Obligation Unlimited 690 4.000 09/01/41 593
City of Hartford General Obligation Unlimited 2,515 5.000 04/01/24 2,533
City of Hartford General Obligation Unlimited (µ) 250 5.000 07/01/25 259
City of Hartford General Obligation Unlimited (µ) 2,205 5.000 07/01/31 2,274
City of Hartford General Obligation Unlimited 725 4.000 04/01/32 725
City of Hartford General Obligation Unlimited (µ) 370 4.000 07/15/33 370
City of Hartford General Obligation Unlimited (µ) 180 4.000 07/01/34 179
City of New Haven General Obligation Unlimited 150 5.000 08/01/26 156
City of New Haven General Obligation Unlimited 300 5.000 08/01/27 315
City of New Haven General Obligation Unlimited 450 5.000 08/01/28 475
City of New Haven General Obligation Unlimited 250 5.500 08/01/29 269
City of New Haven General Obligation Unlimited (µ) 450 5.000 02/01/30 483
City of New Haven General Obligation Unlimited 150 5.500 08/01/30 161
City of New Haven General Obligation Unlimited (µ) 1,915 5.000 09/01/30 1,987
City of New Haven General Obligation Unlimited 200 5.500 08/01/31 214
City of New Haven General Obligation Unlimited 200 5.500 08/01/32 214
City of New Haven General Obligation Unlimited 100 5.500 08/01/33 106
City of New Haven General Obligation Unlimited 1,000 4.000 08/01/37 913

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — October 31, 2022
See accompanying notes which are an integral part of the financial statements.
626 Tax-Exempt Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
City of Waterbury General Obligation Unlimited 700 5.000 02/01/28 745
City of Waterbury General Obligation Unlimited 750 5.000 02/01/34 796
City of West Haven General Obligation Unlimited 200 5.000 11/01/22 200
City of West Haven General Obligation Unlimited 1,070 5.000 11/01/23 1,086
City of West Haven General Obligation Unlimited 400 5.000 11/01/24 411
City of West Haven General Obligation Unlimited 400 5.000 11/01/25 416
City of West Haven General Obligation Unlimited 525 5.000 11/01/26 551
City of West Haven General Obligation Unlimited 435 5.000 11/01/27 460
City of West Haven General Obligation Unlimited 330 4.000 09/15/29 330
Connecticut Clean Water Fund Revenue Bonds 3,945 5.000 05/01/32 4,186
Connecticut State Health & Educational Facilities Authority Revenue Bonds 600 5.000 07/01/24 602
Connecticut State Health & Educational Facilities Authority Revenue Bonds (~)(ae)
(Ê) 2,650 1.100 02/11/25 2,454
Connecticut State Health & Educational Facilities Authority Revenue Bonds (Þ) 100 2.750 01/01/26 97
Connecticut State Health & Educational Facilities Authority Revenue Bonds 1,000 5.000 07/01/26 993
Connecticut State Health & Educational Facilities Authority Revenue Bonds (Þ) 100 3.250 01/01/27 96
Connecticut State Health & Educational Facilities Authority Revenue Bonds (Þ) 100 5.000 01/01/30 99
Connecticut State Health & Educational Facilities Authority Revenue Bonds (~)(ae)
(Ê) 1,025 5.000 07/01/40 1,106
Connecticut State Health & Educational Facilities Authority Revenue Bonds 500 4.000 07/01/41 404
Connecticut State Health & Educational Facilities Authority Revenue Bonds (~)(Ê) 11,500 2.050 07/01/42 11,500
Connecticut State Health & Educational Facilities Authority Revenue Bonds (~)(ae)
(Ê) 400 1.800 07/01/49 384
County of Harris Revenue Bonds (µ) 2,000 5.000 12/01/25 2,084
County of Harris Revenue Bonds (µ) 1,765 5.000 12/01/26 1,861
Metropolitan District General Obligation Unlimited (µ) 630 5.000 11/01/30 662
South Central Connecticut Regional Water Authority Revenue Bonds 4,200 4.000 08/01/38 3,915
State of Connecticut General Obligation Unlimited 675 5.000 06/15/27 721
State of Connecticut General Obligation Unlimited 9,860 5.000 04/15/28 10,616
State of Connecticut General Obligation Unlimited 245 5.000 06/15/28 264
State of Connecticut General Obligation Unlimited 5,500 5.000 03/15/29 5,759
State of Connecticut General Obligation Unlimited 275 5.000 06/15/29 296
State of Connecticut General Obligation Unlimited 60 5.000 06/15/32 64
State of Connecticut General Obligation Unlimited 1,000 5.000 04/15/34 1,057
State of Connecticut Special Tax Revenue Bonds 4,485 5.000 10/01/25 4,551
State of Connecticut Special Tax Revenue Bonds (µ) 1,025 4.000 05/01/38 977
State of Connecticut Special Tax Revenue Bonds 2,500 4.000 05/01/40 2,311
State of Connecticut Special Tax Revenue Bonds 3,000 5.250 07/01/40 3,222
State of Connecticut Special Tax Revenue Bonds 3,200 4.000 11/01/40 2,940
Town of Hamden General Obligation Unlimited (µ) 400 5.000 08/15/29 422
Town of Stratford General Obligation Unlimited (µ) 1,970 4.000 01/01/38 1,815
University of Connecticut Revenue Bonds (µ) 1,585 5.000 03/15/29 1,658
University of Connecticut Revenue Bonds (µ) 665 5.000 04/15/29 710
University of Connecticut Revenue Bonds (µ) 3,455 5.000 01/15/36 3,577
95,299
Delaware - 0.2%
County of New Castle General Obligation Unlimited 5,000 5.000 10/01/26 5,240
Delaware Municipal Electric Corp. (The) Revenue Bonds 250 5.000 07/01/32 271
Delaware Municipal Electric Corp. (The) Revenue Bonds 340 4.000 07/01/36 319
Delaware Municipal Electric Corp. (The) Revenue Bonds (µ) 335 5.000 10/01/38 357

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — October 31, 2022
See accompanying notes which are an integral part of the financial statements.
Tax-Exempt Bond Fund 627
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Delaware State Economic Development Authority Revenue Bonds 65 4.000 08/01/29 61
Delaware State Economic Development Authority Revenue Bonds 100 5.000 08/01/39 92
Delaware State Economic Development Authority Revenue Bonds 175 4.000 09/01/41 147
Delaware State Health Facilities Authority Revenue Bonds 800 5.000 07/01/29 847
Delaware State Health Facilities Authority Revenue Bonds 600 5.000 06/01/30 621
Town of Bridgeville Special Tax 70 4.000 07/01/23 70
Town of Bridgeville Special Tax 75 4.000 07/01/24 74
Town of Bridgeville Special Tax 100 4.000 07/01/25 98
Town of Bridgeville Special Tax 100 4.000 07/01/26 98
Town of Bridgeville Special Tax 95 4.000 07/01/27 92
Town of Bridgeville Special Tax 295 4.000 07/01/30 274
8,661
District of Columbia - 0.8%
District of Columbia Revenue Bonds 4,500 5.000 12/01/33 4,819
District of Columbia Revenue Bonds 5,750 5.000 12/01/34 6,139
District of Columbia Revenue Bonds 2,000 5.000 06/01/36 1,969
District of Columbia Revenue Bonds 2,500 5.000 12/01/37 2,722
District of Columbia Revenue Bonds 1,905 5.000 06/01/40 1,784
District of Columbia Revenue Bonds (Þ) 250 5.000 06/01/41 226
District of Columbia Water & Sewer Authority Revenue Bonds (~)(ae)(Ê) 425 3.000 10/01/27 405
Metropolitan Washington Airports Authority Aviation Revenue Bonds 1,000 5.000 10/01/26 1,053
Metropolitan Washington Airports Authority Dulles Toll Road Revenue Bonds 150 5.000 10/01/31 158
Metropolitan Washington Airports Authority Dulles Toll Road Revenue Bonds 150 5.000 10/01/33 157
Metropolitan Washington Airports Authority Dulles Toll Road Revenue Bonds 150 5.000 10/01/34 156
Metropolitan Washington Airports Authority Dulles Toll Road Revenue Bonds 150 5.000 10/01/35 156
Metropolitan Washington Airports Authority Dulles Toll Road Revenue Bonds 250 5.000 10/01/36 259
Metropolitan Washington Airports Authority Dulles Toll Road Revenue Bonds (µ) 1,500
Zero
coupon 10/01/37 679
Metropolitan Washington Airports Authority Dulles Toll Road Revenue Bonds 150 5.000 10/01/37 154
Metropolitan Washington Airports Authority Dulles Toll Road Revenue Bonds 150 5.000 10/01/38 154
Metropolitan Washington Airports Authority Dulles Toll Road Revenue Bonds 225 5.000 10/01/39 229
Metropolitan Washington Airports Authority Revenue Bonds 1,555 5.000 10/01/29 1,678
Washington Metropolitan Area Transit Authority Revenue Bonds 1,030 4.000 07/15/34 1,010
Washington Metropolitan Area Transit Authority Revenue Bonds 2,185 4.000 07/15/35 2,097
Washington Metropolitan Area Transit Authority Revenue Bonds 5,000 5.000 07/15/35 5,358
Washington Metropolitan Area Transit Authority Revenue Bonds 600 5.000 07/15/37 639
32,001
Florida - 7.1%
Abbott Square Community Development District Special Assessment 200 4.500 06/15/27 196
Aberdeen Community Development District Special Assessment (µ) 1,000 3.250 05/01/36 815
AH at Turnpike South Community Development District Special Assessment 125 2.350 05/01/26 113
AH at Turnpike South Community Development District Special Assessment 185 3.000 05/01/31 155
AH at Turnpike South Community Development District Special Assessment 500 3.250 05/01/41 354
Alachua County Health Facilities Authority Revenue Bonds 250 4.000 10/01/40 200
Arborwood Community Development District Special Assessment (µ) 1,215 2.750 05/01/25 1,183
Arborwood Community Development District Special Assessment (µ) 1,250 3.000 05/01/26 1,210
Arborwood Community Development District Special Assessment (µ) 1,285 3.125 05/01/27 1,258
Arborwood Community Development District Special Assessment (µ) 1,330 3.250 05/01/28 1,286
Arborwood Community Development District Special Assessment (µ) 1,370 3.500 05/01/32 1,292

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — October 31, 2022
See accompanying notes which are an integral part of the financial statements.
628 Tax-Exempt Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Artisan Lakes East Community Development District Special Assessment (Þ) 545 2.300 05/01/26 493
Astonia Community Development District Special Assessment (Þ) 165 2.500 05/01/26 150
Astonia Community Development District Special Assessment (Þ) 250 3.000 05/01/31 209
Avalon Park West Community Development District Special Assessment (Þ) 200 4.700 05/01/32 191
Ave Maria Stewardship Community District Special Assessment 950 2.875 05/01/27 853
Ave Maria Stewardship Community District Special Assessment (Þ) 275 3.000 05/01/27 249
Ave Maria Stewardship Community District Special Assessment (µ) 2,230 2.750 05/01/33 1,966
Ave Maria Stewardship Community District Special Assessment (µ) 2,920 3.000 05/01/38 2,411
Aviary at Rutland Ranch Community Development District Special Assessment 170 3.100 11/01/31 142
Babcock Ranch Community Independent Special District Special Assessment
Revenue Bonds (Þ) 125 2.375 05/01/26 113
Babcock Ranch Community Independent Special District Special Assessment
Revenue Bonds (Þ) 250 2.875 05/01/31 206
Bannon Lakes Community Development District Special Assessment 50 3.300 05/01/32 42
Black Creek Community Development District Special Assessment 250 5.125 06/15/32 240
Bonterra Community Development District Special Assessment 195 2.750 05/01/24 192
Bonterra Community Development District Special Assessment 215 3.250 05/01/27 200
Bonterra Community Development District Special Assessment 220 3.400 05/01/28 203
Bonterra Community Development District Special Assessment 720 3.625 05/01/31 646
Bonterra Community Development District Special Assessment 655 4.000 05/01/37 583
Bridgewalk Community Development District Special Assessment (Þ) 165 2.500 06/15/27 146
Buena Lago Community Development District Revenue Bonds 255 4.500 05/01/32 241
Capital Trust Agency, Inc. Revenue Bonds (Þ) 120 4.500 01/01/35 94
Capital Trust Agency, Inc. Revenue Bonds (Þ) 100 4.000 07/01/41 73
Capital Trust Agency, Inc. Revenue Bonds (Þ) 1,000 5.250 12/01/43 876
Capital Trust Agency, Inc. Revenue Bonds (Þ) 500 5.250 12/01/58 412
Celebration Community Development District Special Assessment 105 2.250 05/01/26 95
Celebration Community Development District Special Assessment 115 2.750 05/01/31 94
Central Florida Expressway Authority Revenue Bonds (µ) 2,665 4.000 07/01/34 2,592
Centre Lake Community Development District Special Assessment (Þ) 260 2.750 05/01/31 209
Centre Lake Community Development District Special Assessment (Þ) 1,000 3.000 05/01/42 670
Century Gardens at Tamiami Community Development District Special Assessment 120 3.500 11/01/27 111
Century Gardens at Tamiami Community Development District Special Assessment 120 3.500 11/01/28 110
Century Gardens at Tamiami Community Development District Special Assessment 443 3.500 05/01/31 385
Century Gardens at Tamiami Community Development District Special Assessment 130 4.000 05/01/31 120
Century Gardens at Tamiami Community Development District Special Assessment 650 4.000 11/01/33 586
Century Gardens at Tamiami Community Development District Special Assessment 1,036 4.000 05/01/37 886
CFM Community Development District Special Assessment 190 2.400 05/01/26 172
CFM Community Development District Special Assessment 125 2.875 05/01/31 103
Chapel Crossings Community Development District Special Assessment 100 3.200 05/01/30 87
Charles Cove Community Development District Special Assessment 200 2.400 05/01/26 181
Charles Cove Community Development District Special Assessment 280 3.000 05/01/31 234
City of Fort Lauderdale Special Assessment (Þ) 220 5.000 07/01/29 220
City of Fort Lauderdale Special Assessment (Þ) 230 5.000 07/01/30 227
City of Fort Lauderdale Special Assessment (Þ) 240 5.000 07/01/31 235
City of Fort Lauderdale Special Assessment (Þ) 255 5.000 07/01/32 249
City of Fort Lauderdale Special Assessment (Þ) 1,450 4.000 07/01/37 1,239
City of Fort Lauderdale Special Assessment (Þ) 1,000 4.000 07/01/42 813
City of Fort Lauderdale Special Assessment (Þ) 1,625 4.000 07/01/48 1,253

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — October 31, 2022
See accompanying notes which are an integral part of the financial statements.
Tax-Exempt Bond Fund 629
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
City of Fort Lauderdale Water & Sewer Revenue Bonds 2,440 4.000 03/01/38 2,300
City of Hollywood General Obligation Unlimited (µ) 1,320 5.000 07/01/32 1,422
City of Miami Beach Parking Revenue Bonds (µ) 395 5.000 09/01/32 408
City of Miami Beach Parking Revenue Bonds (µ) 1,755 5.000 09/01/33 1,813
City of North Port Special Assessment (µ)(ae) 1,135 5.000 07/01/26 1,149
City of Palmetto Revenue Bonds 250 4.250 06/01/27 243
City of Palmetto Revenue Bonds 400 5.000 06/01/32 392
City of Palmetto Revenue Bonds 300 5.125 06/01/42 276
City of Pompano Beach Revenue Bonds 600 1.450 01/01/27 513
City of St. Petersburg Public Utility Revenue Bonds 1,000 5.000 10/01/49 1,030
City of Tallahassee Revenue Bonds 500 5.000 12/01/27 509
City of Tallahassee Revenue Bonds 650 5.000 12/01/28 660
City of Tampa Revenue Bonds 720 5.000 07/01/32 744
City of Tampa Revenue Bonds 725 5.000 07/01/33 746
City of Tampa Revenue Bonds 1,325 4.000 07/01/38 1,183
Cityplace Community Development District Special Assessment (µ) 2,380 1.359 05/01/28 2,147
Cityplace Community Development District Special Assessment (µ) 3,000 0.630 05/01/33 2,683
Cobblestone Community Development District Special Assessment 190 3.400 05/01/27 175
Cobblestone Community Development District Special Assessment 460 3.800 05/01/32 402
Cobblestone Community Development District Special Assessment (Þ) 235 3.800 05/01/32 206
Coddington Community Development District Special Assessment (Þ) 280 4.200 05/01/27 271
Copper Oaks Community Development District Special Assessment (Þ) 681 3.000 05/01/31 569
Copper Oaks Community Development District Special Assessment (Þ) 770 3.000 05/01/35 585
Cordova Palms Community Development District Special Assessment (Þ) 170 2.400 05/01/26 154
Cordova Palms Community Development District Special Assessment (Þ) 100 4.500 05/01/27 98
Cordova Palms Community Development District Special Assessment (Þ) 245 2.800 05/01/31 201
Cordova Palms Community Development District Special Assessment (Þ) 170 5.100 05/01/32 165
Cordova Palms Community Development District Special Assessment (Þ) 105 5.300 05/01/32 101
Corkscrew Farms Community Development District Special Assessment (Þ) 25 3.750 11/01/23 25
Corkscrew Farms Community Development District Special Assessment (Þ) 155 4.500 11/01/28 150
Country Greens Community Development District Special Assessment 105 2.750 05/01/23 104
Country Greens Community Development District Special Assessment 100 4.000 05/01/34 92
County of Broward Port Facilities Revenue Bonds 1,005 5.000 09/01/37 1,041
County of Broward Port Facilities Revenue Bonds 1,050 5.000 09/01/38 1,084
County of Broward Tourist Development Tax Revenue Bonds 4,500 4.000 09/01/39 4,023
County of Miami-Dade Aviation Revenue Bonds 1,600 4.000 10/01/35 1,468
County of Miami-Dade Aviation Revenue Bonds 3,500 4.000 10/01/36 3,182
County of Miami-Dade Aviation Revenue Bonds 2,250 4.000 10/01/37 2,016
County of Miami-Dade Aviation Revenue Bonds 4,100 4.000 10/01/38 3,637
County of Miami-Dade Aviation Revenue Bonds 1,900 4.000 10/01/40 1,654
County of Miami-Dade Revenue Bonds (µ) 4,310 3.233 10/01/35 2,155
County of Miami-Dade Transit System Revenue Bonds 2,535 5.000 07/01/43 2,641
County of Miami-Dade Transit System Revenue Bonds 12,015 5.000 07/01/44 12,441
County of Miami-Dade Water & Sewer System Revenue Bonds 750 4.000 10/01/35 733
County of Miami-Dade Water & Sewer System Revenue Bonds 1,250 4.000 10/01/38 1,160
County of Miami-Dade Water & Sewer System Revenue Bonds 1,275 4.000 10/01/39 1,161
County of Osceola Transportation Revenue Bonds 400 5.000 10/01/32 398
County of Osceola Transportation Revenue Bonds 350 5.000 10/01/33 346

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — October 31, 2022
See accompanying notes which are an integral part of the financial statements.
630 Tax-Exempt Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
County of Osceola Transportation Revenue Bonds 250 5.000 10/01/34 245
County of Osceola Transportation Revenue Bonds 440 5.000 10/01/35 429
County of Osceola Transportation Revenue Bonds 600 5.000 10/01/36 582
County of Osceola Transportation Revenue Bonds 525 5.000 10/01/37 506
County of Osceola Transportation Revenue Bonds 790 5.000 10/01/38 757
Crossings Community Development District Special Assessment (Þ) 1,745 5.000 05/01/42 1,583
Crystal Cay Community Development District Special Assessment 850 3.050 05/01/41 582
Cypress Bluff Community Development District Special Assessment 800 3.625 05/01/40 606
Cypress Mill Community Development District Special Assessment 415 3.000 06/15/31 346
Cypress Shadows Community Development District Special Assessment (Þ) 108 5.000 11/01/32 107
Cypress Shadows Community Development District Special Assessment (Þ) 292 5.000 11/01/37 279
Cypress Shadows Community Development District Special Assessment (Þ) 347 5.000 11/01/42 319
Deer Run Community Development District Special Assessment 1,145 5.400 05/01/39 1,092
DG Farms Community Development District Special Assessment 115 2.750 05/01/25 108
Downtown Doral South Community Development District Special Assessment (Þ) 210 3.875 12/15/23 207
DW Bayview Community Development District Special Assessment (Þ) 40 2.375 05/01/26 36
DW Bayview Community Development District Special Assessment (Þ) 60 3.000 05/01/32 49
Eagle Pointe Community Development District Special Assessment (Þ) 25 3.000 05/01/25 24
Eagle Pointe Community Development District Special Assessment (Þ) 60 3.625 05/01/31 53
East Bonita Beach Road Community Development District Special Assessment (Þ) 45 3.875 11/01/23 44
East Bonita Beach Road Community Development District Special Assessment (Þ) 340 4.375 11/01/29 328
East Nassau Stewardship District Special Assessment 170 2.400 05/01/26 154
East Nassau Stewardship District Special Assessment 240 3.000 05/01/31 200
Eden Hills Community Development District Special Assessment 60 3.250 05/01/27 55
Edgewater East Community Development District Special Assessment 40 2.500 05/01/26 36
Edgewater East Community Development District Special Assessment 150 3.000 05/01/27 136
Edgewater East Community Development District Special Assessment 100 3.100 05/01/31 84
Elevation Pointe Community Development District Special Assessment (Þ) 205 3.900 05/01/27 193
Elevation Pointe Community Development District Special Assessment (Þ) 250 4.125 05/01/32 229
Elevation Pointe Community Development District Special Assessment (Þ) 1,105 4.400 05/01/32 1,023
Enbrook Community Development District Special Assessment 155 2.500 05/01/25 145
Entrada Community Development District Special Assessment (Þ) 370 2.625 05/01/31 296
Epperson North Community Development District Special Assessment 90 2.500 05/01/26 82
Epperson North Community Development District Special Assessment (Þ) 360 2.450 11/01/26 323
Epperson North Community Development District Special Assessment 170 3.000 05/01/31 142
Epperson North Community Development District Special Assessment (Þ) 295 3.100 11/01/31 246
Escambia County Health Facilities Authority Revenue Bonds 360 5.000 08/15/31 363
Escambia County Health Facilities Authority Revenue Bonds 420 5.000 08/15/32 421
Escambia County Health Facilities Authority Revenue Bonds 355 5.000 08/15/33 354
Escambia County Health Facilities Authority Revenue Bonds 275 5.000 08/15/34 272
Escambia County Health Facilities Authority Revenue Bonds 375 5.000 08/15/35 370
Escambia County Health Facilities Authority Revenue Bonds 540 5.000 08/15/36 530
Escambia County Health Facilities Authority Revenue Bonds 720 5.000 08/15/37 703
Escambia County Health Facilities Authority Revenue Bonds 160 5.000 08/15/38 155
Escambia County Health Facilities Authority Revenue Bonds 475 5.000 08/15/40 457
Esplanade Lake Club Community Development District Special Assessment 100 3.250 11/01/25 95
Esplanade Lake Club Community Development District Special Assessment 200 4.000 11/01/40 166
Fishhawk Ranch Community Development District Special Assessment (µ) 200 2.750 11/01/35 148

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — October 31, 2022
See accompanying notes which are an integral part of the financial statements.
Tax-Exempt Bond Fund 631
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Florida Development Finance Corp. Revenue Bonds 115 3.000 06/01/23 113
Florida Development Finance Corp. Revenue Bonds 110 4.000 06/01/25 105
Florida Development Finance Corp. Revenue Bonds 35 5.000 04/01/26 36
Florida Development Finance Corp. Revenue Bonds (Þ) 610 1.750 06/01/26 539
Florida Development Finance Corp. Revenue Bonds (Þ) 100 4.000 06/01/26 95
Florida Development Finance Corp. Revenue Bonds 35 5.000 04/01/27 36
Florida Development Finance Corp. Revenue Bonds 35 5.000 04/01/28 36
Florida Development Finance Corp. Revenue Bonds 30 5.000 04/01/29 31
Florida Development Finance Corp. Revenue Bonds (Þ) 100 4.000 12/15/29 95
Florida Development Finance Corp. Revenue Bonds 135 5.000 06/01/31 123
Florida Development Finance Corp. Revenue Bonds 170 4.000 07/01/31 157
Florida Development Finance Corp. Revenue Bonds (Þ) 925 5.000 10/01/32 903
Florida Development Finance Corp. Revenue Bonds 760 5.000 06/15/33 746
Florida Development Finance Corp. Revenue Bonds 800 5.000 06/15/34 780
Florida Development Finance Corp. Revenue Bonds (Þ) 100 5.000 12/15/34 99
Florida Development Finance Corp. Revenue Bonds 100 5.000 06/01/35 87
Florida Development Finance Corp. Revenue Bonds 1,260 5.000 06/15/35 1,220
Florida Development Finance Corp. Revenue Bonds 1,900 5.000 02/01/36 1,787
Florida Development Finance Corp. Revenue Bonds 1,325 5.000 06/15/36 1,277
Florida Development Finance Corp. Revenue Bonds 795 5.000 02/01/37 741
Florida Development Finance Corp. Revenue Bonds 2,780 5.000 06/15/37 2,661
Florida Development Finance Corp. Revenue Bonds 860 5.000 06/15/38 818
Florida Development Finance Corp. Revenue Bonds (Þ) 125 5.000 12/15/39 121
Florida Development Finance Corp. Revenue Bonds (Þ) 225 5.125 06/01/40 202
Florida Governmental Utility Authority Revenue Bonds (µ) 1,000 5.000 10/01/31 1,077
Florida Governmental Utility Authority Revenue Bonds (µ) 2,300 5.000 10/01/32 2,469
Florida Governmental Utility Authority Revenue Bonds (µ) 1,600 5.000 10/01/33 1,704
Florida Governmental Utility Authority Revenue Bonds (µ) 1,000 4.000 10/01/35 958
Florida Higher Educational Facilities Financial Authority Revenue Bonds (Þ) 800 4.500 06/01/33 702
Florida Higher Educational Facilities Financial Authority Revenue Bonds (Þ) 150 4.750 06/01/38 127
Florida Municipal Power Agency Revenue Bonds 4,720 5.000 10/01/28 4,963
Florida Municipal Power Agency Revenue Bonds 500 3.000 10/01/32 434
Flow Way Community Development District Special Assessment 210 4.000 11/01/28 200
Flow Way Community Development District Special Assessment 200 4.875 11/01/37 190
Flow Way Community Development District Special Assessment 100 5.000 11/01/38 95
Forest Brooke Community Development District Special Assessment 50 3.000 11/01/22 50
Forest Brooke Community Development District Special Assessment 50 3.000 11/01/23 50
Forest Brooke Community Development District Special Assessment 50 3.000 11/01/24 48
Forest Brooke Community Development District Special Assessment 105 3.000 11/01/25 99
Forest Brooke Community Development District Special Assessment 105 3.000 11/01/26 97
Forest Brooke Community Development District Special Assessment 110 3.000 11/01/27 101
Forest Brooke Community Development District Special Assessment 115 3.000 11/01/28 103
Forest Brooke Community Development District Special Assessment 115 3.000 11/01/29 101
Forest Brooke Community Development District Special Assessment 1,000 3.000 11/01/39 723
Golden Lakes Community Development District Special Assessment (µ) 30 3.250 05/01/23 30
Golden Lakes Community Development District Special Assessment (µ) 80 3.500 05/01/24 79
Golden Lakes Community Development District Special Assessment (µ) 510 4.250 05/01/32 511
Gracewater Sarasota Community Development District Special Assessment (Þ) 470 2.400 05/01/26 426

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — October 31, 2022
See accompanying notes which are an integral part of the financial statements.
632 Tax-Exempt Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Grand Oaks Community Development District Special Assessment (Þ) 180 2.625 11/01/26 162
Grande Pines Community Development District Special Assessment 800 3.200 05/01/31 679
Grove Resort Community Development District Special Assessment (Þ) 145 2.950 05/01/27 131
Harbor Bay Community Development District Special Assessment 885 3.300 05/01/29 786
Harmony West Community Development District Special Assessment (Þ) 130 4.125 05/01/24 129
Harmony West Community Development District Special Assessment (Þ) 420 4.750 05/01/29 414
Harmony West Community Development District Special Assessment (Þ) 620 5.100 05/01/38 584
Heritage Harbor North Community Development District Special Assessment 150 5.000 05/01/34 146
Hillcrest Community Development District Special Assessment 300 4.000 11/01/28 287
Hillcrest Community Development District Special Assessment 300 4.500 11/01/38 271
Hills Minneola Community Development District Special Assessment (Þ) 135 3.000 05/01/25 128
Hills Minneola Community Development District Special Assessment (Þ) 140 3.500 05/01/31 122
Hillsborough County Aviation Authority Revenue Bonds 1,000 4.000 10/01/37 911
Hillsborough County Aviation Authority Revenue Bonds 1,000 4.000 10/01/42 873
Hillsborough County Aviation Authority Revenue Bonds 7,500 5.000 10/01/47 7,686
Hillsborough County Industrial Development Authority Revenue Bonds 11,900 4.000 08/01/45 9,427
Hilltop Point Community Development District Special Assessment 320 5.100 05/01/32 303
Hyde Park Community Development District No. 1 Special Assessment 500 3.600 05/01/32 430
Hyde Park Community Development District No. 2 Special Assessment 425 3.250 05/01/27 390
K-Bar Ranch II Community Development District Special Assessment (Þ) 345 4.000 05/01/28 331
K-Bar Ranch II Community Development District Special Assessment 100 2.750 05/01/31 82
Kindred Community Development District II Special Assessment 165 2.200 05/01/26 149
Kindred Community Development District II Special Assessment 135 2.700 05/01/31 110
Kingman Gate Community Development District Special Assessment (Þ) 165 2.500 06/15/26 150
Kingman Gate Community Development District Special Assessment (Þ) 250 3.125 06/15/31 210
Lakeshore Ranch Community Development District Special Assessment 370 3.000 05/01/25 351
Lakeshore Ranch Community Development District Special Assessment 380 3.000 05/01/26 356
Lakeshore Ranch Community Development District Special Assessment 390 3.000 05/01/27 360
Lakeshore Ranch Community Development District Special Assessment 405 3.000 05/01/28 368
Lakeshore Ranch Community Development District Special Assessment 415 3.000 05/01/29 371
Lakeshore Ranch Community Development District Special Assessment 2,675 3.000 05/01/35 2,094
Lakewood Ranch Stewardship District Special Assessment 100 2.500 05/01/25 93
Lakewood Ranch Stewardship District Special Assessment 430 2.125 05/01/26 386
Lakewood Ranch Stewardship District Special Assessment (Þ) 185 2.125 05/01/26 166
Lakewood Ranch Stewardship District Special Assessment (µ) 550 2.000 05/01/27 495
Lakewood Ranch Stewardship District Special Assessment (µ) 585 2.000 05/01/30 483
Lakewood Ranch Stewardship District Special Assessment 310 3.125 05/01/30 267
Lakewood Ranch Stewardship District Special Assessment 100 3.200 05/01/30 87
Lakewood Ranch Stewardship District Special Assessment (Þ) 260 2.625 05/01/31 210
Lakewood Ranch Stewardship District Special Assessment (Þ) 410 2.700 05/01/31 333
Laurel Road Community Development District Special Assessment 330 2.600 05/01/26 301
Laurel Road Community Development District Special Assessment 950 3.125 05/01/31 792
Lee Memorial Health System Revenue Bonds (~)(ae)(Ê) 2,300 5.000 04/01/33 2,313
Lucerne Park Community Development District Special Assessment 1,025 4.625 05/01/39 930
Mangrove Point & Mangrove Manor Community Development District Special
Assessment (Þ) 300 3.800 05/01/27 283
McJunkin Parkland Community Development District Special Assessment (Þ) 520 4.750 11/01/29 514
Meadow Pointe III Community Development District Special Assessment 110 3.250 05/01/23 109
Meadow Pointe IV Community Development District Special Assessment 110 3.200 05/01/23 109

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — October 31, 2022
See accompanying notes which are an integral part of the financial statements.
Tax-Exempt Bond Fund 633
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Meadow View at Twin Creeks Community Development District Special Assessment 575 2.400 05/01/26 522
Meadow View at Twin Creeks Community Development District Special Assessment 205 3.000 05/01/31 171
Mediterranea Community Development District Special Assessment 260 4.250 05/01/29 251
Mediterranea Community Development District Special Assessment 1,130 4.750 05/01/37 1,055
Miami Beach Health Facilities Authority Revenue Bonds 5,930 5.000 11/15/29 5,934
Miami Beach Health Facilities Authority Revenue Bonds 500 4.000 11/15/41 413
Miami Beach Health Facilities Authority Revenue Bonds 4,825 4.000 11/15/46 3,806
Midtown Miami Community Development District Special Assessment 100 5.000 05/01/29 100
Mitchell Ranch Community Development District Special Assessment 475 3.375 12/15/30 412
Naples Reserve Community Development District Special Assessment (Þ) 535 4.625 11/01/29 524
North Dade Community Development District Special Assessment 84 3.000 05/01/23 84
North Dade Community Development District Special Assessment 88 3.500 05/01/24 87
North Dade Community Development District Special Assessment 92 3.500 05/01/25 89
North Dade Community Development District Special Assessment 96 3.500 05/01/26 91
North Dade Community Development District Special Assessment 100 3.500 05/01/27 93
North Dade Community Development District Special Assessment 99 3.500 05/01/28 91
North Dade Community Development District Special Assessment 327 3.750 05/01/31 291
North Dade Community Development District Special Assessment 824 4.000 05/01/38 716
North Springs Improvement District General Obligation Unlimited (µ) 2,000 4.000 05/01/41 1,774
North Sumter County Utility Dependent District Revenue Bonds 575 5.000 10/01/31 621
North Sumter County Utility Dependent District Revenue Bonds 3,725 5.000 10/01/43 3,857
Oak Creek Community Development District Special Assessment 180 3.500 05/01/23 180
Orange County Convention Center Revenue Bonds 3,605 5.000 10/01/31 3,746
Orlando Utilities Commission Revenue Bonds (~)(Ê) 575 1.250 10/01/46 448
Palm Beach County Health Facilities Authority Revenue Bonds 150 4.000 06/01/26 143
Palm Beach County Health Facilities Authority Revenue Bonds 410 3.000 06/01/27 368
Palm Beach County Health Facilities Authority Revenue Bonds 100 4.000 05/15/30 89
Palm Beach County Health Facilities Authority Revenue Bonds 625 4.000 06/01/31 546
Palm Beach County Health Facilities Authority Revenue Bonds 1,105 4.000 05/15/36 893
Palm Coast Park Community Development District Special Assessment 220 2.400 05/01/26 200
Palm Glades Community Development District Special Assessment 750 4.000 11/01/33 696
Park East Community Development District Special Assessment (Þ) 470 2.400 11/01/26 421
Parker Road Community Development District Special Assessment 190 3.100 05/01/25 181
Parker Road Community Development District Special Assessment 255 3.375 05/01/30 224
Parkview at Long Lake Ranch Community Development District Special Assessment 390 2.500 05/01/25 364
Parkway Center Community Development District Special Assessment Revenue
Bonds 95 3.500 05/01/25 91
Parkway Center Community Development District Special Assessment Revenue
Bonds 100 4.000 05/01/26 99
Parkway Center Community Development District Special Assessment Revenue
Bonds 105 4.000 05/01/27 103
Parkway Center Community Development District Special Assessment Revenue
Bonds 110 4.000 05/01/28 108
Parrish Plantation Community Development District Special Assessment (Þ) 215 4.750 05/01/32 204
Paseo Community Development District Capital Improvements Special Assessment
Revenue Bonds 460 4.000 05/01/25 456
Paseo Community Development District Capital Improvements Special Assessment
Revenue Bonds 500 4.000 05/01/27 492
Paseo Community Development District Capital Improvements Special Assessment
Revenue Bonds 375 4.500 05/01/31 362
Pine Isle Community Development District Special Assessment (Þ) 300 2.375 12/15/26 267
Pine Isle Community Development District Special Assessment (Þ) 100 3.000 12/15/31 82

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — October 31, 2022
See accompanying notes which are an integral part of the financial statements.
634 Tax-Exempt Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Portico Community Development District Special Assessment 25 3.250 05/01/31 21
Preston Cove Community Development District Special Assessment 200 3.250 05/01/27 183
Preston Cove Community Development District Special Assessment 335 3.600 05/01/32 289
Preston Cove Community Development District Special Assessment 1,800 4.125 05/01/52 1,373
Reedy Creek Improvement District General Obligation Limited (ae) 4,540 5.000 06/01/23 4,588
Reedy Creek Improvement District General Obligation Limited (ae) 5,000 5.000 06/01/25 5,053
Reedy Creek Improvement District General Obligation Limited (ae) 4,870 5.000 06/01/26 4,922
Reunion East Community Development District Special Assessment 550 2.400 05/01/26 501
Reunion East Community Development District Special Assessment 700 2.850 05/01/31 578
Reunion West Community Development District Special Assessment 125 2.600 05/01/27 111
Reunion West Community Development District Special Assessment 405 3.000 05/01/28 360
Reunion West Community Development District Special Assessment 400 3.000 05/01/29 348
Reunion West Community Development District Special Assessment 400 3.000 05/01/30 342
Reunion West Community Development District Special Assessment 435 3.000 05/01/31 363
Reunion West Community Development District Special Assessment 450 3.000 05/01/36 336
Ridge at Apopka Community Development District Special Assessment 500 5.000 05/01/32 476
River Glen Community Development District Special Assessment 151 2.500 05/01/29 128
River Glen Community Development District Special Assessment 159 2.500 05/01/31 126
River Glen Community Development District Special Assessment 750 3.000 05/01/31 626
River Glen Community Development District Special Assessment 509 3.000 05/01/34 398
River Glen Community Development District Special Assessment 750 3.000 05/01/36 560
River Glen Community Development District Special Assessment 685 3.000 05/01/38 490
River Landing Community Development District Special Assessment 850 4.125 05/01/40 714
Rivers Edge III Community Development District Special Assessment (Þ) 210 2.400 05/01/26 190
Rivers Edge III Community Development District Special Assessment (Þ) 300 3.000 05/01/31 251
Rivington Community Development District Special Assessment 350 3.250 05/01/27 321
Rivington Community Development District Special Assessment 430 3.625 05/01/32 371
Rolling Hills Community Development District Special Assessment 360 3.400 05/01/32 305
Rolling Hills Community Development District Special Assessment 400 3.650 05/01/32 344
Rolling Hills Community Development District Special Assessment 485 3.750 05/01/42 360
Sampson Creek Community Development District Special Assessment (µ) 95 2.375 05/01/35 69
Sampson Creek Community Development District Special Assessment (µ) 190 2.625 05/01/40 133
Sanctuary Cove Community Development District Special Assessment 135 2.125 05/01/26 121
Sanctuary Cove Community Development District Special Assessment 190 2.625 05/01/31 154
Sanctuary Cove Community Development District Special Assessment 400 3.125 05/01/41 274
Sanctuary Cove Community Development District Special Assessment 770 4.000 05/01/52 574
Sandmine Road Community Development District Special Assessment (Þ) 300 2.300 11/01/26 267
Sandmine Road Community Development District Special Assessment (Þ) 100 5.000 11/01/29 98
Sarasota National Community Development District Special Assessment 135 3.400 05/01/31 117
Sarasota National Community Development District Special Assessment 1,495 3.500 05/01/31 1,299
Sarasota National Community Development District Special Assessment (Þ) 125 3.625 05/01/31 109
Sarasota National Community Development District Special Assessment 2,200 4.000 05/01/39 1,842
Sawyers Landing Community Development District Special Assessment (Þ) 295 3.250 05/01/26 276
Scenic Terrace South Community Development District Special Assessment (Þ) 75 3.750 05/01/27 70
School Board of Miami-Dade County (The) Certificate of Participation 5,000 5.000 05/01/31 5,120
School District of Broward County General Obligation Limited 885 5.000 07/01/39 948
School District of Broward County General Obligation Limited 590 5.000 07/01/40 630
Seminole Improvement District Revenue Bonds 350 4.400 10/01/27 340

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — October 31, 2022
See accompanying notes which are an integral part of the financial statements.
Tax-Exempt Bond Fund 635
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Seminole Improvement District Revenue Bonds 350 5.000 10/01/32 336
Seminole Improvement District Revenue Bonds 500 5.300 10/01/37 477
Sherwood Manor Community Development District Special Assessment (Þ) 550 4.625 11/01/29 537
Shingle Creek at Bronson Community Development District Special Assessment 200 2.500 06/15/26 181
Siena North Community Development District Special Assessment (Þ) 135 2.875 06/15/27 121
Silver Palms West Community Development District Special Assessment 415 2.600 06/15/27 368
Somerset Community Development District Special Assessment (Þ) 200 4.000 05/01/24 198
Somerset Community Development District Special Assessment (Þ) 215 4.000 05/01/25 211
Somerset Community Development District Special Assessment (Þ) 600 4.000 05/01/26 582
Somerset Community Development District Special Assessment (Þ) 625 4.000 05/01/27 601
Somerset Community Development District Special Assessment (Þ) 260 4.000 05/01/32 236
South Fork East Community Development District Special Assessment 100 3.000 05/01/25 95
South Fork East Community Development District Special Assessment 263 3.000 05/01/31 220
South Fork East Community Development District Special Assessment 1,990 4.125 05/01/36 1,766
South Fork East Community Development District Special Assessment 600 3.000 05/01/38 430
South Kendall Community Development District Special Assessment 205 4.000 11/01/31 189
South Village Community Development District Special Assessment 415 3.500 05/01/32 365
South Village Community Development District Special Assessment 230 3.750 05/01/38 190
Southern Groves Community Development District No. 5 Special Assessment 95 2.875 05/01/24 92
Southern Groves Community Development District No. 5 Special Assessment 180 2.400 05/01/26 163
Southern Groves Community Development District No. 5 Special Assessment 890 2.800 05/01/31 730
Stonegate Community Development District Special Assessment 190 3.000 05/01/23 189
Stonegate Community Development District Special Assessment 195 3.000 05/01/24 192
Stonegate Community Development District Special Assessment 205 3.000 05/01/25 194
Stonegate Community Development District Special Assessment 210 3.000 05/01/26 195
Stonegate Community Development District Special Assessment 215 3.000 05/01/27 196
Stonegate Community Development District Special Assessment 225 3.000 05/01/28 201
Stonegate Community Development District Special Assessment 230 3.000 05/01/29 202
Stonegate Community Development District Special Assessment 1,270 3.000 05/01/34 992
Stonegate Community Development District Special Assessment 1,465 3.000 05/01/39 1,037
Stonewater Community Development District Special Assessment (Þ) 275 2.250 11/01/26 245
Stoneybrook Community Development District Special Assessment 470 3.500 05/01/32 430
Stoneybrook Community Development District Special Assessment 1,230 4.125 05/01/42 1,096
Stoneybrook North Community Development District Special Assessment 265 5.500 11/01/29 262
Storey Drive Community Development District Special Assessment (Þ) 200 2.550 06/15/27 176
Summer Woods Community Development District Special Assessment (Þ) 195 2.500 05/01/26 177
Summerstone Community Development District Special Assessment (Þ) 235 2.200 05/01/26 212
Sunbridge Stewardship District Special Assessment 500 5.200 05/01/42 452
Sweetwater Creek Community Development District Special Assessment (µ) 375 2.250 05/01/27 335
Tampa Bay Water Revenue Bonds 1,545 5.000 10/01/41 1,634
Tampa-Hillsborough County Expressway Authority Revenue Bonds 825 5.000 07/01/47 833
Tern Bay Community Development District Special Assessment 1,000 3.125 06/15/27 911
Timber Creek Community Development District Special Assessment (Þ) 130 4.125 11/01/24 128
Timber Creek Community Development District Special Assessment (Þ) 400 4.625 11/01/29 391
Timber Creek Community Development District Special Assessment (Þ) 535 5.000 11/01/38 502
Timber Creek Southwest Community Development District Special Assessment 395 2.500 06/15/25 368
Timber Creek Southwest Community Development District Special Assessment 650 3.000 06/15/30 554
Tohoqua Community Development District Special Assessment (Þ) 320 3.125 05/01/31 270

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — October 31, 2022
See accompanying notes which are an integral part of the financial statements.
636 Tax-Exempt Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Tolomato Community Development District Special Assessment (µ) 725 3.000 05/01/23 722
Tolomato Community Development District Special Assessment 230 3.500 05/01/24 225
Tolomato Community Development District Special Assessment 1,750 2.625 05/01/27 1,553
Tolomato Community Development District Special Assessment 445 2.875 05/01/27 399
Tolomato Community Development District Special Assessment (µ) 1,505 3.000 05/01/29 1,393
Tolomato Community Development District Special Assessment (µ) 1,810 3.000 05/01/31 1,619
Tolomato Community Development District Special Assessment 1,500 3.200 05/01/32 1,237
Tolomato Community Development District Special Assessment (µ) 1,180 3.000 05/01/33 1,020
Tolomato Community Development District Special Assessment (µ) 930 3.000 05/01/37 759
Tolomato Community Development District Special Assessment (µ) 605 3.000 05/01/40 466
Town of Davie Educational Facilities Revenue Bonds 550 5.000 04/01/32 568
Tradition Community Development District No. 9 Special Assessment 190 2.300 05/01/26 172
Tradition Community Development District No. 9 Special Assessment 270 2.700 05/01/31 220
Triple Creek Community Development District Special Assessment (Þ) 450 2.875 11/01/31 367
Tuckers Pointe Community Development District Special Assessment 50 3.000 05/01/27 45
Tuckers Pointe Community Development District Special Assessment 100 3.375 05/01/32 85
Two Rivers North Community Development District Special Assessment (Þ) 130 4.625 05/01/27 126
Two Rivers North Community Development District Special Assessment (Þ) 630 4.875 05/01/32 597
Union Park East Community Development District Special Assessment (Þ) 170 2.400 05/01/26 154
V-Dana Community Development District Special Assessment (Þ) 375 2.600 05/01/26 342
V-Dana Community Development District Special Assessment (Þ) 125 3.125 05/01/31 105
Veranda Community Development District II Special Assessment (Þ) 35 2.500 05/01/26 32
Veranda Community Development District II Special Assessment (Þ) 55 3.100 05/01/31 46
Verano No. 3 Community Development District Special Assessment (Þ) 80 2.375 05/01/26 72
Verano No. 3 Community Development District Special Assessment (Þ) 120 3.000 05/01/31 100
Viera Stewardship District Special Assessment 250 2.300 05/01/26 226
Viera Stewardship District Special Assessment 460 2.800 05/01/31 377
Village Community Development District No. 12 Special Assessment (Þ) 1,430 3.800 05/01/28 1,367
Village Community Development District No. 13 Special Assessment 1,000 1.800 05/01/26 892
Villages of Glen Creek Community Development District Special Assessment (Þ) 135 2.700 05/01/27 120
Villamar Community Development District Special Assessment (Þ) 255 3.625 05/01/32 220
Villamar Community Development District Special Assessment (Þ) 370 3.500 11/01/32 313
Volusia County School Board Certificate of Participation (µ) 1,280 5.000 08/01/32 1,330
Watergrass Community Development District II Special Assessment 135 4.000 05/01/23 135
Watergrass Community Development District II Special Assessment 285 2.000 05/01/26 255
Watergrass Community Development District II Special Assessment 775 4.450 05/01/28 758
Watergrass Community Development District II Special Assessment 1,035 2.500 05/01/31 828
Watergrass Community Development District II Special Assessment 2,260 5.150 05/01/38 2,154
Watergrass Community Development District II Special Assessment 1,380 2.800 05/01/39 926
West Port Community Development District Special Assessment (Þ) 200 4.250 05/01/27 192
West Villages Improvement District Special Assessment (Þ) 825 3.125 05/01/31 696
Westside Haines City Community Development District Special Assessment 125 2.500 05/01/26 114
Westside Haines City Community Development District Special Assessment 215 3.000 05/01/31 180
Westview North Community Development District Special Assessment (Þ) 400 5.000 06/15/29 392
Willows Community Development District Special Assessment (Þ) 400 4.700 05/01/29 392
Windward at Lakewood Ranch Community Development District Special Assessment 350 3.250 05/01/27 321
Windward at Lakewood Ranch Community Development District Special Assessment 350 3.625 05/01/32 302
Windward at Lakewood Ranch Community Development District Special Assessment 125 4.000 05/01/42 101

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — October 31, 2022
See accompanying notes which are an integral part of the financial statements.
Tax-Exempt Bond Fund 637
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Wiregrass II Community Development District Special Assessment 125 4.500 05/01/27 121
Wiregrass II Community Development District Special Assessment 240 4.800 05/01/32 226
286,025
Georgia - 1.8%
Atlanta Urban Redevelopment Agency Revenue Bonds (µ)(Þ) 1,355 2.375 07/01/26 1,273
Atlanta Urban Redevelopment Agency Revenue Bonds (µ)(Þ) 1,680 2.875 07/01/31 1,449
Bartow County Development Authority Revenue Bonds (~)(ae)(Ê) 1,000 2.875 08/19/25 954
Burke County Development Authority Revenue Bonds (~)(ae)(Ê) 800 2.875 08/19/25 775
Burke County Development Authority Revenue Bonds (~)(ae)(Ê) 525 2.150 10/01/32 506
Burke County Development Authority Revenue Bonds (~)(ae)(Ê) 285 2.250 10/01/32 282
Burke County Development Authority Revenue Bonds (~)(ae)(Ê) 3,875 3.000 11/01/45 3,862
Burke County Development Authority Revenue Bonds (~)(ae)(Ê) 700 2.925 11/01/48 685
City of Atlanta Airport Passenger Facility Charge Revenue Bonds 10,950 5.000 07/01/40 11,192
County of Fulton Water & Sewerage Revenue Bonds 1,415 4.000 01/01/35 1,374
Development Authority of Monroe County Revenue Bonds (~)(ae)(Ê) 250 1.000 08/01/26 215
Downtown Smyrna Development Authority Revenue Bonds 2,645 5.000 02/01/27 2,821
Fayette County Hospital Authority Revenue Bonds (~)(ae)(Ê) 2,150 5.000 07/01/24 2,180
Fulton County Development Authority Revenue Bonds (Þ) 275 3.000 04/01/24 265
Gwinnett County School District General Obligation Unlimited 7,565 5.000 08/01/26 8,029
Main Street Natural Gas, Inc. Revenue Bonds (Þ) 1,815 4.000 11/01/25 1,738
Main Street Natural Gas, Inc. Revenue Bonds (~)(ae)(Ê) 2,000 4.000 09/01/27 1,932
Main Street Natural Gas, Inc. Revenue Bonds (~)(ae)(Ê) 1,500 4.000 12/01/29 1,382
Main Street Natural Gas, Inc. Revenue Bonds 4,775 5.000 05/15/30 4,852
Main Street Natural Gas, Inc. Revenue Bonds (~)(ae)(Ê) 4,250 4.000 04/01/48 4,241
Main Street Natural Gas, Inc. Revenue Bonds (~)(ae)(Ê) 2,600 4.000 08/01/49 2,584
Municipal Electric Authority of Georgia Revenue Bonds 465 5.000 01/01/35 469
Municipal Electric Authority of Georgia Revenue Bonds 2,420 5.000 01/01/38 2,387
Municipal Electric Authority of Georgia Revenue Bonds 1,835 5.000 01/01/39 1,804
Paulding County Hospital Authority Revenue Bonds 1,975 4.000 04/01/41 1,722
Private Colleges & Universities Authority Revenue Bonds 350 5.000 10/01/29 370
Private Colleges & Universities Authority Revenue Bonds 750 4.000 04/01/39 663
Savannah Hospital Authority Revenue Bonds 1,000 5.500 07/01/28 1,010
State of Georgia General Obligation Unlimited 4,585 5.000 07/01/24 4,718
State of Georgia General Obligation Unlimited 1,000 5.000 08/01/31 1,109
State of Georgia General Obligation Unlimited 2,325 4.000 07/01/35 2,293
State of Georgia General Obligation Unlimited 1,250 4.000 07/01/39 1,206
Sunbridge Stewardship District Special Assessment 235 4.500 05/01/27 231
Sunbridge Stewardship District Special Assessment 350 5.000 05/01/32 340
Sunbridge Stewardship District Special Assessment 925 5.400 05/01/42 879
71,792
Guam - 1.2%
Guam Business Privilege Tax Revenue Bonds 450 5.000 01/01/28 450
Guam Business Privilege Tax Revenue Bonds 1,025 5.000 01/01/29 1,024
Guam Business Privilege Tax Revenue Bonds 900 5.000 01/01/30 896
Guam Business Privilege Tax Revenue Bonds 775 5.000 01/01/31 768
Guam Business Privilege Tax Revenue Bonds 2,000 4.000 01/01/36 1,687
Guam Department of Education Certificate of Participation 675 3.625 02/01/25 641
Guam Department of Education Certificate of Participation 265 4.250 02/01/30 242
Guam Government Waterworks Authority Revenue Bonds 150 5.000 07/01/25 153

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — October 31, 2022
See accompanying notes which are an integral part of the financial statements.
638 Tax-Exempt Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Guam Government Waterworks Authority Revenue Bonds 225 5.000 07/01/26 230
Guam Government Waterworks Authority Revenue Bonds 150 5.000 07/01/27 154
Guam Government Waterworks Authority Revenue Bonds 1,395 5.000 07/01/28 1,405
Guam Government Waterworks Authority Revenue Bonds 5,425 5.000 07/01/29 5,478
Guam Government Waterworks Authority Revenue Bonds 300 5.000 07/01/30 307
Guam Government Waterworks Authority Revenue Bonds 600 5.000 07/01/31 611
Guam Government Waterworks Authority Revenue Bonds 300 5.000 07/01/32 305
Guam Government Waterworks Authority Revenue Bonds 1,360 5.000 07/01/40 1,360
Guam Government Waterworks Authority Revenue Bonds 3,200 5.000 01/01/46 3,097
Guam Power Authority Revenue Bonds (µ) 1,100 5.000 10/01/34 1,123
Guam Power Authority Revenue Bonds 1,825 5.000 10/01/34 1,846
Guam Power Authority Revenue Bonds 2,690 5.000 10/01/35 2,718
Territory of Guam Revenue Bonds 5,060 5.000 12/01/22 5,061
Territory of Guam Revenue Bonds 2,450 5.000 12/01/23 2,456
Territory of Guam Revenue Bonds 3,000 5.000 12/01/24 3,008
Territory of Guam Revenue Bonds 7,860 5.000 11/15/26 7,871
Territory of Guam Revenue Bonds 50 5.000 11/01/27 50
Territory of Guam Revenue Bonds 50 5.000 11/01/28 50
Territory of Guam Revenue Bonds 2,000 5.000 12/01/28 1,997
Territory of Guam Revenue Bonds 50 5.000 11/01/29 50
Territory of Guam Revenue Bonds 50 5.000 11/01/30 50
Territory of Guam Revenue Bonds 1,035 5.000 12/01/32 1,013
Territory of Guam Revenue Bonds 555 5.000 12/01/35 529
Territory of Guam Revenue Bonds 980 5.000 12/01/36 929
47,559
Hawaii - 0.3%
City & County of Honolulu General Obligation Unlimited 2,645 5.000 03/01/29 2,877
City & County of Honolulu General Obligation Unlimited 6,355 5.000 03/01/30 6,980
City & County of Honolulu Wastewater System Revenue Bonds 1,750 4.000 07/01/42 1,563
Kauai County Community Facilities District Special Tax 280 4.000 05/15/27 270
Kauai County Community Facilities District Special Tax 255 4.000 05/15/33 225
Kauai County Community Facilities District Special Tax 375 4.000 05/15/34 327
State of Hawaii Department of Budget & Finance Revenue Bonds 1,400 3.200 07/01/39 1,045
13,287
Idaho - 0.4%
Idaho Health Facilities Authority Revenue Bonds 1,390 5.000 09/01/24 1,406
Idaho Health Facilities Authority Revenue Bonds 2,090 5.000 09/01/27 2,123
Idaho Health Facilities Authority Revenue Bonds 2,045 5.000 09/01/28 2,069
Idaho Health Facilities Authority Revenue Bonds 2,400 5.000 09/01/31 2,401
Idaho Health Facilities Authority Revenue Bonds 1,245 4.000 09/01/40 1,111
Idaho Housing & Finance Association Revenue Bonds 1,670 5.000 07/15/31 1,686
Idaho Housing & Finance Association Revenue Bonds 1,115 3.000 05/01/32 955
Idaho Housing & Finance Association Revenue Bonds 600 5.000 07/15/34 638
Idaho Housing & Finance Association Revenue Bonds 875 5.000 07/15/35 927
Idaho Housing & Finance Association Revenue Bonds 500 4.000 07/15/36 468
Idaho Housing & Finance Association Revenue Bonds 640 4.000 07/15/37 591
Idaho Housing & Finance Association Revenue Bonds 1,250 4.000 07/15/38 1,136
Idaho State Building Authority Revenue Bonds 210 5.000 09/01/23 213
15,724

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — October 31, 2022
See accompanying notes which are an integral part of the financial statements.
Tax-Exempt Bond Fund 639
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Illinois - 13.9%
Berkeley School District No. 87 General Obligation Unlimited (µ) 500 3.000 12/01/34 422
Berwyn Municipal Securitization Corp. Revenue Bonds (µ) 1,000 5.000 01/01/35 1,060
Carol Stream Park District General Obligation Unlimited (µ)(ae) 200 5.000 01/01/26 210
Carol Stream Park District General Obligation Unlimited (µ) 630 5.000 01/01/37 652
Champaign Community Unit School District No.4 General Obligation Unlimited 50
Zero
coupon 01/01/26 44
Champaign Community Unit School District No.4 General Obligation Unlimited 25
Zero
coupon 01/01/27 21
Champaign Community Unit School District No.4 General Obligation Unlimited 35
Zero
coupon 01/01/28 28
Champaign Community Unit School District No.4 General Obligation Unlimited 30 5.000 01/01/29 32
Champaign Community Unit School District No.4 General Obligation Unlimited 25 5.000 01/01/30 27
Champaign Community Unit School District No.4 General Obligation Unlimited 110 5.000 01/01/31 117
Champaign Community Unit School District No.4 General Obligation Unlimited 260 5.000 01/01/32 275
Champaign Community Unit School District No.4 General Obligation Unlimited 125 5.000 01/01/33 132
Champaign Community Unit School District No.4 General Obligation Unlimited 155 5.000 01/01/34 163
Chicago Board of Education General Obligation Unlimited (µ) 4,025 2.519 12/01/23 3,842
Chicago Board of Education General Obligation Unlimited (µ) 675 5.000 12/01/25 691
Chicago Board of Education General Obligation Unlimited (µ) 17,825 5.000 12/01/27 18,396
Chicago Board of Education General Obligation Unlimited (µ) 10,880 2.956 12/01/28 8,087
Chicago Board of Education General Obligation Unlimited (µ) 2,750 5.000 12/01/28 2,839
Chicago Board of Education General Obligation Unlimited (µ) 3,630 3.163 12/01/30 2,415
Chicago Board of Education General Obligation Unlimited (µ) 8,000 5.000 12/01/31 8,115
Chicago Board of Education General Obligation Unlimited (µ) 6,500 5.000 12/01/32 6,574
Chicago Board of Education General Obligation Unlimited 1,165 5.000 12/01/33 1,113
Chicago Board of Education General Obligation Unlimited 545 5.000 12/01/35 509
Chicago Board of Education General Obligation Unlimited (µ) 1,000 5.000 12/01/35 1,003
Chicago Board of Education General Obligation Unlimited 3,860 5.000 12/01/37 3,533
Chicago Board of Education General Obligation Unlimited 1,250 5.000 12/01/38 1,138
Chicago Board of Education General Obligation Unlimited 3,375 5.000 12/01/39 3,058
Chicago Board of Education General Obligation Unlimited 1,750 5.000 12/01/41 1,567
Chicago Board of Education General Obligation Unlimited (Þ) 5,000 7.000 12/01/42 5,338
Chicago Board of Education Revenue Bonds 1,500 5.000 12/01/31 1,456
Chicago Board of Education Revenue Bonds 10,000 5.750 04/01/33 10,331
Chicago Board of Education Revenue Bonds 325 5.000 04/01/34 322
Chicago Board of Education Revenue Bonds 250 5.000 04/01/35 245
Chicago Board of Education Revenue Bonds 225 5.000 04/01/36 220
Chicago Board of Education Revenue Bonds 415 5.000 04/01/37 402
Chicago Board of Education Revenue Bonds 6,875 5.000 12/01/47 5,918
Chicago Midway International Airport Revenue Bonds 940 5.000 01/01/30 948
Chicago Midway International Airport Revenue Bonds 4,435 5.000 01/01/34 4,454
Chicago O'Hare International Airport Revenue Bonds 1,485 5.000 01/01/26 1,489
Chicago O'Hare International Airport Revenue Bonds 790 5.000 01/01/27 792
Chicago O'Hare International Airport Revenue Bonds 5,770 5.000 01/01/28 5,961
Chicago O'Hare International Airport Revenue Bonds 1,000 4.000 01/01/33 952
Chicago O'Hare International Airport Revenue Bonds 4,250 5.000 01/01/33 4,342
Chicago O'Hare International Airport Revenue Bonds 5,345 4.000 01/01/34 5,038
Chicago O'Hare International Airport Revenue Bonds 6,525 4.000 01/01/35 6,043
Chicago O'Hare International Airport Revenue Bonds 1,210 5.000 01/01/36 1,261

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — October 31, 2022
See accompanying notes which are an integral part of the financial statements.
640 Tax-Exempt Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Chicago O'Hare International Airport Revenue Bonds (µ) 3,515 4.000 01/01/37 3,250
Chicago O'Hare International Airport Revenue Bonds 6,680 4.000 01/01/37 6,010
Chicago O'Hare International Airport Revenue Bonds 1,500 5.000 01/01/37 1,540
Chicago O'Hare International Airport Revenue Bonds 400 4.000 01/01/42 343
Chicago O'Hare International Airport Revenue Bonds 1,825 4.000 01/01/44 1,525
Chicago O'Hare International Airport Revenue Bonds 1,250 5.250 12/01/49 1,256
Chicago Park District General Obligation Limited (µ) 5,000 4.000 01/01/32 4,698
Chicago Park District General Obligation Limited (µ) 6,810 4.000 01/01/33 6,265
Chicago Park District General Obligation Limited (µ) 3,145 4.000 01/01/39 2,707
Chicago Park District General Obligation Limited (µ) 14,300 5.000 01/01/44 14,504
Chicago Park District General Obligation Unlimited 550 5.000 01/01/27 570
Chicago Park District General Obligation Unlimited 700 4.000 01/01/34 635
Chicago Park District General Obligation Unlimited 600 4.000 01/01/35 529
Chicago Park District General Obligation Unlimited 1,000 4.000 01/01/38 849
Chicago Sales Tax Securitization Corp. Revenue Bonds 3,420 5.000 01/01/26 3,529
Chicago Sales Tax Securitization Corp. Revenue Bonds 2,200 5.000 01/01/27 2,283
Chicago Sales Tax Securitization Corp. Revenue Bonds 6,850 5.000 01/01/28 7,112
Chicago Sales Tax Securitization Corp. Revenue Bonds 3,695 5.000 01/01/29 3,825
Chicago Sales Tax Securitization Corp. Revenue Bonds 7,500 5.000 01/01/30 7,777
Chicago Sales Tax Securitization Corp. Revenue Bonds 19,040 5.500 01/01/31 20,094
Chicago Sales Tax Securitization Corp. Revenue Bonds 635 5.000 01/01/35 645
Chicago Sales Tax Securitization Corp. Revenue Bonds 710 4.000 01/01/38 627
Chicago Sales Tax Securitization Corp. Revenue Bonds (µ) 250 5.000 01/01/38 251
Chicago Transit Authority Capital Grant Receipts Revenue Bonds 1,250 5.000 06/01/27 1,288
Chicago Transit Authority Capital Grant Receipts Revenue Bonds 200 5.000 06/01/29 208
City of Belleville Sales Tax Revenue Tax Allocation 95 3.250 07/01/29 80
City of Chicago General Obligation Unlimited 465 5.000 01/01/27 464
City of Chicago General Obligation Unlimited 1,650 5.000 01/01/28 1,643
City of Chicago General Obligation Unlimited 925 5.250 01/01/28 928
City of Chicago General Obligation Unlimited 2,210 5.000 01/01/29 2,191
City of Chicago General Obligation Unlimited 737 4.000 01/01/30 675
City of Chicago General Obligation Unlimited 870 5.000 01/01/30 857
City of Chicago General Obligation Unlimited (µ) 5,535 5.250 01/01/31 5,600
City of Chicago General Obligation Unlimited 6,950 5.000 01/01/33 6,653
City of Chicago General Obligation Unlimited 1,300 4.000 01/01/35 1,105
City of Chicago General Obligation Unlimited 5,000 5.000 01/01/35 4,737
City of Chicago General Obligation Unlimited 5,695 4.000 01/01/36 4,784
City of Chicago General Obligation Unlimited 3,760 5.000 01/01/36 3,544
City of Chicago General Obligation Unlimited 3,700 5.000 01/01/38 3,497
City of Chicago General Obligation Unlimited 1,750 6.000 01/01/38 1,782
City of Chicago Motor Fuel Tax Revenue Bonds 560 5.000 01/01/28 570
City of Chicago Special Assessment Revenue Bonds 325 3.200 12/01/29 276
City of Chicago Special Assessment Revenue Bonds 350 3.290 12/01/30 294
City of Chicago Special Assessment Revenue Bonds 375 3.380 12/01/31 311
City of Chicago Special Assessment Revenue Bonds 300 3.450 12/01/32 247
City of Chicago Wastewater Transmission Revenue Bonds 505 5.000 01/01/29 507
City of Chicago Wastewater Transmission Revenue Bonds 900 5.000 01/01/32 904
City of Chicago Wastewater Transmission Revenue Bonds 3,630 5.000 01/01/35 3,608

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — October 31, 2022
See accompanying notes which are an integral part of the financial statements.
Tax-Exempt Bond Fund 641
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
City of Chicago Wastewater Transmission Revenue Bonds 4,920 5.000 01/01/36 4,874
City of Chicago Wastewater Transmission Revenue Bonds 2,570 5.000 01/01/39 2,477
City of Chicago Waterworks Revenue Bonds (µ) 6,000 5.000 11/01/31 6,206
City of Chicago Waterworks Revenue Bonds (µ) 300 5.000 11/01/33 308
City of Chicago Waterworks Revenue Bonds 1,000 5.000 11/01/34 994
City of Chicago Waterworks Revenue Bonds 2,875 5.000 11/01/42 2,727
City of Country Club Hills General Obligation Unlimited (µ) 1,000 4.000 12/01/29 1,015
City of Galesburg Revenue Bonds 300 5.000 10/01/30 309
City of Galesburg Revenue Bonds 560 4.000 10/01/36 504
City of Joliet General Obligation Unlimited (µ) 1,000 5.000 12/15/37 1,048
City of Joliet General Obligation Unlimited (µ) 1,000 5.000 12/15/38 1,044
City of Joliet General Obligation Unlimited (µ) 1,080 5.250 12/15/40 1,143
City of Joliet General Obligation Unlimited (µ) 1,195 5.500 12/15/42 1,284
City of Mount Vernon General Obligation Unlimited (µ) 2,530 4.000 12/15/30 2,548
City of Mount Vernon General Obligation Unlimited (µ) 3,155 4.000 12/15/31 3,148
City of Mount Vernon General Obligation Unlimited (µ) 3,275 4.000 12/15/32 3,230
City of Mount Vernon General Obligation Unlimited (µ) 615 4.000 12/15/33 589
City of Mount Vernon General Obligation Unlimited (µ) 680 4.000 12/15/36 625
City of Mount Vernon General Obligation Unlimited (µ) 795 4.000 12/15/40 703
City of Peoria General Obligation Unlimited (µ) 120 5.000 01/01/29 129
City of Peoria General Obligation Unlimited (µ) 200 5.000 01/01/31 214
City of Springfield Electric Revenue Bonds 1,280 5.000 03/01/32 1,310
City of Waukegan Water & Sewer System Revenue Bonds (µ) 315 4.000 12/30/32 317
City of Waukegan Water & Sewer System Revenue Bonds (µ) 325 4.000 12/30/33 324
City of Waukegan Water & Sewer System Revenue Bonds (µ) 275 4.000 12/30/34 270
Cook County Community College District No. 508 General Obligation Unlimited 1,500 5.250 12/01/28 1,506
Cook County Community College District No. 527 General Obligation Unlimited (µ) 580 4.000 12/15/36 554
Cook County Community College District No. 527 General Obligation Unlimited (µ) 625 4.000 12/15/38 572
Cook County High School District No. 209 Proviso Township General Obligation
Limited (µ) 2,475 5.500 12/01/36 2,700
Cook County School District No. 95 General Obligation Unlimited 465 4.000 12/01/24 469
Cook County Township High School District General Obligation Unlimited (µ) 1,000 5.000 12/01/30 1,050
Cook County Township High School District General Obligation Unlimited (µ) 1,100 5.000 12/01/31 1,151
Cook County Township High School District General Obligation Unlimited (µ) 1,160 5.000 12/01/32 1,210
County of Cook General Obligation Unlimited 1,250 5.000 11/15/29 1,341
County of Cook Sales Tax Revenue Bonds 75 5.000 11/15/29 80
County of Cook Sales Tax Revenue Bonds 300 5.000 11/15/32 317
County of Cook Sales Tax Revenue Bonds 1,250 5.250 11/15/36 1,286
County of Cook Sales Tax Revenue Bonds 185 5.000 11/15/37 189
County of Cook Sales Tax Revenue Bonds 270 5.000 11/15/38 274
County of Cook Sales Tax Revenue Bonds 845 4.000 11/15/39 755
County of Cook Sales Tax Revenue Bonds 460 4.000 11/15/41 403
County of DuPage General Obligation Limited 600 5.000 01/01/28 630
County of Sangamon General Obligation Limited (µ) 500 3.000 12/15/32 435
County of Sangamon General Obligation Limited (µ) 550 3.000 12/15/35 448
County of Union General Obligation Unlimited (µ) 1,000 4.000 09/01/36 971
Crawford Hospital District General Obligation Unlimited 580 4.000 01/01/41 490
Governors State University Certificate of Participation (µ) 500 5.000 07/01/24 511
Governors State University Certificate of Participation (µ) 500 5.000 07/01/25 519

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — October 31, 2022
See accompanying notes which are an integral part of the financial statements.
642 Tax-Exempt Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Illinois Development Finance Authority Revenue Bonds 2,500
Zero
coupon 07/15/25 2,261
Illinois Finance Authority Revenue Bonds (~)(ae)(Ê) 3,500 5.000 11/15/24 3,561
Illinois Finance Authority Revenue Bonds 5,000 4.000 06/15/25 4,974
Illinois Finance Authority Revenue Bonds 300 4.000 10/15/25 289
Illinois Finance Authority Revenue Bonds 465 4.000 10/15/26 443
Illinois Finance Authority Revenue Bonds (Æ)(Ø) 650 5.000 02/15/27 319
Illinois Finance Authority Revenue Bonds 500 5.000 02/15/27 489
Illinois Finance Authority Revenue Bonds (µ) 1,000 4.000 06/15/27 1,009
Illinois Finance Authority Revenue Bonds 485 4.000 10/15/27 455
Illinois Finance Authority Revenue Bonds 150 4.000 11/01/27 145
Illinois Finance Authority Revenue Bonds 1,000 5.000 11/01/27 1,012
Illinois Finance Authority Revenue Bonds (Þ) 300 4.000 10/01/28 279
Illinois Finance Authority Revenue Bonds 250 5.000 12/01/28 254
Illinois Finance Authority Revenue Bonds 3,000 5.000 01/01/29 3,174
Illinois Finance Authority Revenue Bonds 400 5.000 02/15/29 385
Illinois Finance Authority Revenue Bonds 520 5.000 08/01/29 530
Illinois Finance Authority Revenue Bonds (Þ) 500 4.000 10/01/29 459
Illinois Finance Authority Revenue Bonds 250 4.000 11/01/29 237
Illinois Finance Authority Revenue Bonds 315 5.000 12/01/29 320
Illinois Finance Authority Revenue Bonds 400 5.000 08/01/30 407
Illinois Finance Authority Revenue Bonds 250 5.000 12/01/30 253
Illinois Finance Authority Revenue Bonds (Þ) 180 4.000 10/01/31 160
Illinois Finance Authority Revenue Bonds 265 4.000 11/01/31 245
Illinois Finance Authority Revenue Bonds 320 5.000 12/01/31 322
Illinois Finance Authority Revenue Bonds 730 5.000 08/15/32 769
Illinois Finance Authority Revenue Bonds (Þ) 340 4.000 10/01/32 296
Illinois Finance Authority Revenue Bonds 500 5.000 12/01/32 502
Illinois Finance Authority Revenue Bonds 1,695 5.000 08/15/33 1,772
Illinois Finance Authority Revenue Bonds (Þ) 440 4.000 10/01/33 376
Illinois Finance Authority Revenue Bonds 615 5.000 08/15/34 638
Illinois Finance Authority Revenue Bonds (Þ) 890 4.000 10/01/34 747
Illinois Finance Authority Revenue Bonds 700 4.000 12/01/35 690
Illinois Finance Authority Revenue Bonds 200 5.000 01/01/36 211
Illinois Finance Authority Revenue Bonds 1,000 5.000 03/01/36 937
Illinois Finance Authority Revenue Bonds 2,660 4.000 12/01/36 2,611
Illinois Finance Authority Revenue Bonds 1,000 4.000 07/01/38 964
Illinois Finance Authority Revenue Bonds 7,090 4.000 10/01/38 6,580
Illinois Finance Authority Revenue Bonds 1,000 4.000 07/01/39 939
Illinois Finance Authority Revenue Bonds 750 5.500 10/01/39 706
Illinois Finance Authority Revenue Bonds 2,000 4.000 12/01/39 1,877
Illinois Finance Authority Revenue Bonds 100 4.000 09/01/41 83
Illinois Finance Authority Revenue Bonds 925 5.000 10/01/41 961
Illinois Finance Authority Revenue Bonds 100 4.000 11/01/41 82
Illinois Finance Authority Revenue Bonds 125 5.000 09/01/46 118
Illinois General Obligation Unlimited 1,115 5.000 03/01/31 1,113
Illinois Municipal Electric Agency Revenue Bonds 4,500 4.000 02/01/34 4,385
Illinois Sports Facilities Authority (The) Revenue Bonds 750 5.000 06/15/30 732
Illinois Sports Facilities Authority (The) Revenue Bonds (µ) 1,000 5.250 06/15/31 1,017

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — October 31, 2022
See accompanying notes which are an integral part of the financial statements.
Tax-Exempt Bond Fund 643
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Illinois Sports Facilities Authority (The) Revenue Bonds 480 5.000 06/15/32 461
Illinois State Toll Highway Authority Revenue Bonds 5,000 5.000 12/01/32 5,186
Illinois State University Revenue Bonds (µ) 725 5.000 04/01/23 729
Illinois State University Revenue Bonds (µ) 360 5.000 04/01/24 367
Illinois State University Revenue Bonds (µ) 500 5.000 04/01/25 516
Jersey & Greene County Community Unit School District No. 100 Jerseyville General
Obligation Unlimited (µ) 1,100 5.000 12/01/27 1,147
Kane Cook & DuPage, etc. Counties Community College District No. 509 Elgin
General Obligation Unlimited 950 4.000 12/15/34 907
Kane Cook & DuPage, etc. Counties Community College District No. 509 Elgin
General Obligation Unlimited 2,670 4.000 12/15/35 2,612
Kane County School District No. 131 Aurora East Side General Obligation (µ) 3,920 5.000 12/01/27 4,158
Kane County School District No. 131 Aurora East Side General Obligation (µ) 2,000 5.000 12/01/28 2,150
Kane County School District No. 131 Aurora East Side General Obligation (µ) 2,000 5.000 12/01/29 2,147
LaSalle-Peru Township High School District No. 120 General Obligation Unlimited
(µ) 260 4.000 12/01/30 264
LaSalle-Peru Township High School District No. 120 General Obligation Unlimited
(µ) 320 4.000 12/01/31 323
LaSalle-Peru Township High School District No. 120 General Obligation Unlimited
(µ) 385 4.000 12/01/32 385
LaSalle-Peru Township High School District No. 120 General Obligation Unlimited
(µ) 635 4.000 12/01/35 594
Macon & De Witt Counties Community Unit School District No. 2 Maroa-Forsyth
General Obligation Unlimited (µ) 815 4.000 12/01/34 801
Macon & De Witt Counties Community Unit School District No. 2 Maroa-Forsyth
General Obligation Unlimited (µ) 865 4.000 12/01/35 838
Macon & De Witt Counties Community Unit School District No. 2 Maroa-Forsyth
General Obligation Unlimited (µ) 500 4.000 12/01/36 483
Macon & De Witt Counties Community Unit School District No. 2 Maroa-Forsyth
General Obligation Unlimited (µ) 750 4.000 12/01/44 653
Madison County Community Unit School District No. 8 Bethalto General Obligation
Unlimited (µ) 1,000 4.000 12/01/33 1,003
Madison County Community Unit School District No. 8 Bethalto General Obligation
Unlimited (µ) 1,675 4.000 12/01/36 1,587
Madison-Macoupin Etc Counties Community College District No. 536 General
Obligation Unlimited (µ) 370 4.000 05/01/27 376
Madison-Macoupin Etc Counties Community College District No. 536 General
Obligation Unlimited (µ) 225 4.000 05/01/28 229
Madison-Macoupin Etc Counties Community College District No. 536 General
Obligation Unlimited (µ) 1,000 4.000 05/01/29 1,015
McHenry County Community Unit School District No. 12 Johnsburg General
Obligation Unlimited (µ) 850 5.000 01/01/33 874
Metropolitan Pier & Exposition Authority Revenue Bonds 355 5.000 12/15/27 356
Metropolitan Pier & Exposition Authority Revenue Bonds (µ) 4,370 4.341 06/15/30 3,004
Metropolitan Pier & Exposition Authority Revenue Bonds 1,300 5.000 12/15/30 1,292
Metropolitan Pier & Exposition Authority Revenue Bonds 555 5.000 12/15/31 548
Metropolitan Pier & Exposition Authority Revenue Bonds 600 5.000 12/15/33 585
Metropolitan Pier & Exposition Authority Revenue Bonds (µ) 2,540
Zero
coupon 06/15/34 1,364
Metropolitan Pier & Exposition Authority Revenue Bonds 500 5.000 12/15/34 485
Metropolitan Pier & Exposition Authority Revenue Bonds 540 2.169 12/15/37 291
Metropolitan Pier & Exposition Authority Revenue Bonds 1,500 1.730 12/15/42 759
Metropolitan Pier & Exposition Authority Revenue Bonds 1,650 1.452 12/15/47 795
Northern Illinois University Revenue Bonds (µ) 850 5.000 04/01/29 893
Northern Illinois University Revenue Bonds (µ) 325 5.000 10/01/29 342
Northern Illinois University Revenue Bonds (µ) 325 5.000 10/01/30 344

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — October 31, 2022
See accompanying notes which are an integral part of the financial statements.
644 Tax-Exempt Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Northern Illinois University Revenue Bonds (µ) 1,040 5.000 04/01/31 1,090
Northern Illinois University Revenue Bonds (µ) 450 5.000 10/01/31 473
Northern Illinois University Revenue Bonds (µ) 500 4.000 10/01/32 469
Northern Illinois University Revenue Bonds (µ) 1,350 5.000 04/01/33 1,404
Northern Illinois University Revenue Bonds (µ) 1,115 4.000 10/01/36 993
Peoria County Community Unit School District No. 323 General Obligation
Unlimited 1,585 4.000 04/01/30 1,611
Rock Island County School District No. 41 General Obligation Unlimited (µ) 1,105 5.000 12/01/30 1,172
Rock Island County School District No. 41 General Obligation Unlimited (µ) 665 5.000 12/01/31 703
Rock Island County School District No. 41 General Obligation Unlimited (µ) 625 5.000 12/01/32 659
Rock Island County School District No. 41 General Obligation Unlimited (µ) 675 5.000 12/01/34 707
Sales Tax Securitization Corp. Revenue Bonds 725 5.000 01/01/26 748
Sales Tax Securitization Corp. Revenue Bonds 4,000 5.000 01/01/29 4,141
Sales Tax Securitization Corp. Revenue Bonds 5,955 5.000 01/01/32 6,110
Sales Tax Securitization Corp. Revenue Bonds 1,450 5.000 01/01/33 1,485
Sangamon County School Districts General Obligation Limited (µ) 1,105 5.000 06/01/30 1,171
Sangamon County School Districts General Obligation Limited (µ) 1,160 5.000 06/01/31 1,225
Sangamon County School Districts General Obligation Limited (µ) 1,220 5.000 06/01/32 1,283
Sangamon County School Districts General Obligation Limited (µ) 1,395 5.000 02/01/33 1,461
Sangamon Logan & Menard Counties Community Unit School District No. 15
Williamsville General Obligation Unlimited (µ) 1,000 4.000 12/01/40 940
South Sangamon Water Commission General Obligation Unlimited (µ) 125 4.000 01/01/32 123
South Sangamon Water Commission General Obligation Unlimited (µ) 50 4.000 01/01/33 49
South Sangamon Water Commission General Obligation Unlimited (µ) 55 4.000 01/01/34 54
South Sangamon Water Commission General Obligation Unlimited (µ) 50 4.000 01/01/35 48
South Sangamon Water Commission General Obligation Unlimited (µ) 60 4.000 01/01/37 57
Southern Illinois University Revenue Bonds (µ) 1,470 5.000 04/01/27 1,506
Southern Illinois University Revenue Bonds (µ) 850 5.000 04/01/28 869
Southern Illinois University Revenue Bonds (µ) 200 4.000 04/01/29 197
Southern Illinois University Revenue Bonds (µ) 525 4.000 04/01/30 511
Southern Illinois University Revenue Bonds (µ) 240 5.000 04/01/32 246
Southern Illinois University Revenue Bonds (µ) 300 5.000 04/01/33 304
Southern Illinois University Revenue Bonds (µ) 300 4.000 04/01/35 265
Southern Illinois University Revenue Bonds (µ) 500 4.000 04/01/39 428
Southwestern Illinois Development Authority Revenue Bonds 1,450 4.000 04/15/31 1,452
Southwestern Illinois Development Authority Revenue Bonds 2,075 4.000 04/15/33 2,035
Southwestern Illinois Development Authority Revenue Bonds (µ) 1,005 5.000 10/15/33 1,043
Southwestern Illinois Development Authority Revenue Bonds 925 4.000 04/15/34 888
Southwestern Illinois Development Authority Revenue Bonds 1,225 4.000 10/15/35 1,144
State of Illinois General Obligation Unlimited 130 4.000 01/01/23 130
State of Illinois General Obligation Unlimited 400 5.000 02/01/24 403
State of Illinois General Obligation Unlimited 4,000 5.000 11/01/24 4,035
State of Illinois General Obligation Unlimited 8,275 5.000 01/01/25 8,342
State of Illinois General Obligation Unlimited 4,250 5.000 11/01/25 4,283
State of Illinois General Obligation Unlimited 110 5.500 07/01/26 111
State of Illinois General Obligation Unlimited 1,380 5.000 12/01/26 1,389
State of Illinois General Obligation Unlimited 1,000 5.000 03/01/27 1,006
State of Illinois General Obligation Unlimited 125 5.000 04/01/27 125
State of Illinois General Obligation Unlimited 3,735 5.500 07/01/27 3,750

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — October 31, 2022
See accompanying notes which are an integral part of the financial statements.
Tax-Exempt Bond Fund 645
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
State of Illinois General Obligation Unlimited 800 5.000 11/01/27 803
State of Illinois General Obligation Unlimited 750 5.000 02/01/28 752
State of Illinois General Obligation Unlimited 1,080 5.000 05/01/28 1,081
State of Illinois General Obligation Unlimited 3,100 5.000 10/01/28 3,105
State of Illinois General Obligation Unlimited 10,875 5.000 11/01/28 10,889
State of Illinois General Obligation Unlimited 2,620 5.000 03/01/29 2,623
State of Illinois General Obligation Unlimited 3,750 5.000 10/01/29 3,752
State of Illinois General Obligation Unlimited 4,075 5.000 11/01/29 4,077
State of Illinois General Obligation Unlimited (µ) 4,500 4.000 02/01/30 4,340
State of Illinois General Obligation Unlimited 1,875 5.000 03/01/30 1,875
State of Illinois General Obligation Unlimited 2,175 5.000 05/01/30 2,175
State of Illinois General Obligation Unlimited 250 5.250 07/01/30 250
State of Illinois General Obligation Unlimited 2,000 5.000 04/01/31 1,996
State of Illinois General Obligation Unlimited 120 4.250 01/01/36 106
State of Illinois General Obligation Unlimited 1,200 5.000 05/01/38 1,149
State of Illinois General Obligation Unlimited 1,500 5.000 02/01/39 1,423
State of Illinois General Obligation Unlimited 1,000 4.000 10/01/39 821
State of Illinois General Obligation Unlimited 5,000 4.000 10/01/40 4,063
State of Illinois General Obligation Unlimited 720 5.000 05/01/42 665
State of Illinois General Obligation Unlimited 720 5.000 05/01/43 662
State of Illinois General Obligation Unlimited 500 5.500 03/01/47 483
Town of Cicero General Obligation Unlimited (µ) 915 5.000 01/01/24 930
Town of Cicero General Obligation Unlimited (µ) 500 5.000 01/01/25 510
Town of Cicero General Obligation Unlimited (µ) 1,010 5.000 01/01/26 1,036
University of Illinois Revenue Bonds (µ) 3,295 3.000 04/01/33 2,728
Upper Illinois River Valley Redevelopment Authority Revenue Bonds 1,605 5.250 12/01/35 1,629
Upper Illinois River Valley Redevelopment Authority Revenue Bonds 3,075 5.250 12/01/36 3,116
Upper Illinois River Valley Redevelopment Authority Revenue Bonds 3,240 5.250 12/01/37 3,277
Upper Illinois River Valley Redevelopment Authority Revenue Bonds 2,985 5.250 12/01/38 3,013
Village of Bellwood General Obligation Unlimited 400 5.875 12/01/27 401
Village of Bellwood General Obligation Unlimited (µ) 2,075 5.000 12/01/32 2,139
Village of Mundelein General Obligation Unlimited (µ) 570 4.000 12/15/29 584
Village of Mundelein General Obligation Unlimited (µ) 400 4.000 12/15/30 408
Village of Mundelein General Obligation Unlimited (µ) 500 4.000 12/15/31 506
Village of Mundelein General Obligation Unlimited (µ) 655 4.000 12/15/33 652
Village of Mundelein General Obligation Unlimited (µ) 845 4.000 12/15/39 778
Village of Romeoville General Obligation Unlimited 600 5.000 12/30/27 643
Village of Romeoville General Obligation Unlimited 600 5.000 12/30/28 650
Village of Rosemont General Obligation Unlimited (µ) 1,430 5.000 12/01/26 1,508
Village of Rosemont General Obligation Unlimited (µ) 1,500 5.000 12/01/27 1,592
Volo Village Special Service Area No. 3 & 6 Special Tax (µ) 1,094 5.000 03/01/34 1,115
Western Illinois Economic Development Authority Revenue Bonds (µ) 1,140 5.000 01/01/27 1,178
Western Illinois Economic Development Authority Revenue Bonds (µ) 725 5.000 01/01/28 749
Western Illinois University Revenue Bonds (µ) 560 5.000 04/01/24 570
Will County School District No. 114 Manhattan General Obligation Unlimited (µ) 1,630 3.500 01/01/25 1,630
Will County School District No. 114 Manhattan General Obligation Unlimited (µ) 355 5.000 01/01/35 371
Will County School District No. 114 Manhattan General Obligation Unlimited (µ) 765 5.250 01/01/39 803
Will County School District No. 114 Manhattan General Obligation Unlimited (µ) 1,030 5.250 01/01/40 1,075

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — October 31, 2022
See accompanying notes which are an integral part of the financial statements.
646 Tax-Exempt Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Will County School District No. 114 Manhattan General Obligation Unlimited (µ) 3,290 5.500 01/01/47 3,444
Will County School District No. 210 Lincoln-Way General Obligation Unlimited (µ) 650 4.000 01/01/34 617
Williamson Jackson, Perry, Randolph Counties Community College District No. 530
General Obligation Unlimited (µ) 985 5.000 12/01/24 1,014
Williamson Jackson, Perry, Randolph Counties Community College District No. 530
General Obligation Unlimited (µ) 1,450 5.000 12/01/25 1,512
556,210
Indiana - 0.5%
City of Rockport Pollution Control Revenue Bonds 1,500 3.050 06/01/25 1,471
City of Rockport Revenue Bonds 1,250 3.125 07/01/25 1,214
Elkhart County Building Corp. Revenue Bonds (µ) 1,265 4.000 12/01/32 1,265
Evansville Industry Redevelopment Authority Revenue Bonds (µ) 1,255 4.000 02/01/33 1,253
Evansville Waterworks District Revenue Bonds (µ) 500 5.000 01/01/37 525
Indiana Finance Authority Revenue Bonds 2,250 0.650 08/01/25 1,995
Indiana Finance Authority Revenue Bonds 2,500 1.400 08/01/29 2,001
Indiana Finance Authority Revenue Bonds 25 4.000 07/01/30 23
Indiana Finance Authority Revenue Bonds 1,000 3.000 11/01/30 848
Indiana Finance Authority Revenue Bonds 325 5.000 02/01/31 341
Indiana Finance Authority Revenue Bonds 500 5.000 02/01/32 522
Indiana Finance Authority Revenue Bonds 1,100 4.000 10/01/36 1,054
Indiana Finance Authority Revenue Bonds (SIFMA Municipal Swap Index + 0.550%)
(ae)(Ê) 1,075 1.010 11/01/39 1,075
Indiana Finance Authority Revenue Bonds 40 5.000 07/01/40 36
Indiana Finance Authority Revenue Bonds (~)(ae)(Ê) 400 2.100 11/01/49 375
Metropolitan School District of Township School Building Corp. Revenue Bonds 1,020 4.000 07/10/33 1,018
Metropolitan School District of Township School Building Corp. Revenue Bonds 1,125 4.000 07/10/34 1,118
Metropolitan School District of Township School Building Corp. Revenue Bonds 1,000 5.000 07/15/35 1,058
Metropolitan School District of Township School Building Corp. Revenue Bonds 1,100 5.000 07/15/36 1,162
Muncie Sanitary District Revenue Bonds (µ) 600 5.000 01/01/30 645
Town of Upland Revenue Bonds 175 4.000 09/01/31 169
19,168
Iowa - 0.7%
City of Altoona Certificate of Participation (µ) 1,205 5.000 06/01/37 1,271
City of Altoona Certificate of Participation (µ) 245 5.000 06/01/38 258
City of Altoona Certificate of Participation (µ) 800 5.000 06/01/39 841
City of Ames Revenue Bonds 2,000 5.000 06/15/31 2,038
City of Coralville Certificate of Participation 385 4.000 06/01/27 373
City of Coralville Certificate of Participation 840 4.000 06/01/31 787
City of Coralville General Obligation Unlimited 735 5.000 05/01/36 734
City of Coralville General Obligation Unlimited 1,400 5.000 05/01/38 1,384
City of Coralville General Obligation Unlimited 2,265 5.000 05/01/40 2,211
City of Coralville General Obligation Unlimited 1,650 5.000 05/01/41 1,605
City of Coralville General Obligation Unlimited 860 5.000 05/01/42 757
City of Orange Sewer Revenue Bonds (µ) 440 4.000 06/01/34 436
Dubuque Community School District Revenue Bonds (µ) 600 3.000 07/01/36 480
Dubuque Community School District Revenue Bonds (µ) 675 3.000 07/01/37 529
Iowa Finance Authority Revenue Bonds 4,000 5.000 07/01/28 4,045
Iowa Finance Authority Revenue Bonds (~)(ae)(Ê) 900 4.000 12/01/32 809
Iowa Finance Authority Revenue Bonds 3,500 4.000 07/01/47 3,415
Iowa Higher Education Loan Authority Revenue Bonds 375 4.000 10/01/30 359

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — October 31, 2022
See accompanying notes which are an integral part of the financial statements.
Tax-Exempt Bond Fund 647
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Iowa Higher Education Loan Authority Revenue Bonds 395 4.000 10/01/31 373
Iowa Higher Education Loan Authority Revenue Bonds 140 4.000 10/01/32 130
Iowa Higher Education Loan Authority Revenue Bonds 325 4.000 10/01/35 289
Iowa Higher Education Loan Authority Revenue Bonds 365 5.000 10/01/35 366
Iowa Higher Education Loan Authority Revenue Bonds 370 5.000 10/01/36 368
Iowa Higher Education Loan Authority Revenue Bonds 400 5.000 10/01/37 396
Tobacco Settlement Financing Corp. Revenue Bonds 565 4.000 06/01/49 515
Xenia Rural Water District Revenue Bonds 3,000 5.000 12/01/28 3,114
27,883
Kansas - 0.3%
City of Manhattan Revenue Bonds 330 4.000 06/01/27 310
City of Manhattan Revenue Bonds 625 4.000 06/01/36 505
City of Prairie Village Tax Allocation 375 2.875 04/01/30 298
City of Prairie Village Tax Allocation 500 3.125 04/01/36 355
Crawford County Unified School District No. 250 Pittsburg General Obligation
Unlimited (µ)(ae) 85 5.000 09/01/27 91
Crawford County Unified School District No. 250 Pittsburg General Obligation
Unlimited (µ) 565 5.000 09/01/35 599
Kansas Municipal Energy Agency Revenue Bonds (µ) 1,110 5.000 04/01/31 1,162
Kansas Municipal Energy Agency Revenue Bonds (µ) 1,000 5.000 04/01/32 1,045
Kansas Municipal Energy Agency Revenue Bonds (µ) 1,000 5.000 04/01/38 1,043
University of Kansas Hospital Authority Revenue Bonds 2,775 4.000 03/01/36 2,572
University of Kansas Hospital Authority Revenue Bonds 2,500 4.000 03/01/37 2,293
Wyandotte County City Unified Government Revenue Bonds 1,625 4.500 06/01/40 1,380
Wyandotte County Unified School District No. 500 Kansas City General Obligation
Unlimited (ae) 750 4.125 09/01/26 772
12,425
Kentucky - 0.7%
County of Boone Revenue Bonds 2,750 3.700 08/01/27 2,643
Kentucky Economic Development Finance Authority Revenue Bonds 2,750 5.000 06/01/23 2,769
Kentucky Economic Development Finance Authority Revenue Bonds 1,785 4.000 07/01/31 1,656
Kentucky Property & Building Commission Revenue Bonds 1,900 5.000 11/01/25 1,969
Kentucky Property & Building Commission Revenue Bonds (µ) 2,750 5.000 05/01/31 2,912
Kentucky Property & Building Commission Revenue Bonds (µ) 2,000 5.000 05/01/32 2,111
Kentucky Public Energy Authority Revenue Bonds (~)(ae)(Ê) 1,000 4.000 04/01/24 988
Kentucky Public Energy Authority Revenue Bonds (~)(ae)(Ê) 470 4.000 08/01/30 430
Kentucky Public Energy Authority Revenue Bonds (~)(ae)(Ê) 3,625 4.000 12/01/49 3,531
Kentucky State University Certificate of Participation (µ) 180 5.000 11/01/30 196
Kentucky State University Certificate of Participation (µ) 130 4.000 11/01/33 129
Kentucky State University Certificate of Participation (µ) 135 4.000 11/01/35 132
Kentucky State University Certificate of Participation (µ) 155 4.000 11/01/36 148
Louisville & Jefferson County Metro Government Health System Revenue Bonds (~)
(Ê) 1,815 0.560 10/01/39 1,815
Louisville/Jefferson County Metropolitan Government Revenue Bonds 780 5.000 10/01/32 794
Louisville/Jefferson County Metropolitan Government Revenue Bonds 2,250 2.000 10/01/33 1,643
Louisville/Jefferson County Metropolitan Government Revenue Bonds 2,125 5.000 10/01/33 2,156
Louisville/Jefferson County Metropolitan Government Revenue Bonds 875 4.000 10/01/34 818
Louisville/Jefferson County Metropolitan Government Revenue Bonds 2,350 4.000 10/01/40 2,045
28,885
Louisiana - 1.7%
Calcasieu Parish Memorial Hospital Service District Revenue Bonds 1,455 5.000 12/01/26 1,472

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — October 31, 2022
See accompanying notes which are an integral part of the financial statements.
648 Tax-Exempt Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Cameron Parish School District No. 15 General Obligation Unlimited 265 5.000 10/01/27 277
Cameron Parish School District No. 15 General Obligation Unlimited 275 5.000 10/01/28 288
Cameron Parish School District No. 15 General Obligation Unlimited 305 5.000 10/01/30 321
Cameron Parish School District No. 15 General Obligation Unlimited 300 4.000 10/01/31 288
Cameron Parish School District No. 15 General Obligation Unlimited 485 4.000 10/01/32 460
Cameron Parish School District No. 15 General Obligation Unlimited 520 4.000 10/01/33 484
City of New Orleans Sewerage Service Revenue Bonds (µ) 35 4.000 06/01/35 34
City of New Orleans Sewerage Service Revenue Bonds 1,000 5.000 06/01/35 1,042
City of New Orleans Sewerage Service Revenue Bonds (µ) 40 4.000 06/01/36 38
City of New Orleans Sewerage Service Revenue Bonds (µ) 40 4.000 06/01/37 37
City of New Orleans Sewerage Service Revenue Bonds (µ) 40 4.000 06/01/38 37
City of New Orleans Sewerage Service Revenue Bonds (µ) 45 4.000 06/01/39 41
City of New Orleans Sewerage Service Revenue Bonds (µ) 40 4.000 06/01/40 36
City of New Orleans Sewerage Service Revenue Bonds 175 5.000 06/01/45 177
City of Shreveport General Obligation Unlimited (µ) 2,000 5.000 08/01/28 2,094
City of Shreveport Water & Sewer Revenue Bonds (µ) 1,020 5.000 12/01/31 1,071
City of Shreveport Water & Sewer Revenue Bonds (µ) 2,955 5.000 12/01/32 3,072
City of Shreveport Water & Sewer Revenue Bonds (µ) 1,000 5.000 12/01/33 1,039
East Baton Rouge Parish Industrial Development Board, Inc. Revenue Bonds (~)(Ê) 7,200 0.180 08/01/35 7,200
East Baton Rouge Parish Industrial Development Board, Inc. Revenue Bonds (~)(Ê) 12,100 0.180 12/01/40 12,100
Jefferson Parish Consolidated Sewerage District No. 1 Revenue Bonds (µ) 1,000 4.000 02/01/38 919
Jefferson Parish Consolidated Sewerage District No. 1 Revenue Bonds (µ) 1,630 4.000 02/01/39 1,484
Jefferson Parish Consolidated Sewerage District No. 1 Revenue Bonds (µ) 370 4.000 02/01/42 327
Jefferson Sales Tax District Revenue Bonds (µ) 1,825 5.000 12/01/34 1,931
Juban Trails Community Development District Special Assessment 100 3.375 06/01/27 91
Juban Trails Community Development District Special Assessment 290 3.750 06/01/32 244
Lafayette Consolidated Government Revenue Bonds (µ) 700 5.000 11/01/29 724
Louisiana Housing Corp. Revenue Bonds 1,010 4.500 12/01/47 1,006
Louisiana Local Government Environmental Facilities & Community Development
Authority Revenue Bonds (µ) 2,500 5.000 10/01/28 2,679
Louisiana Local Government Environmental Facilities & Community Development
Authority Revenue Bonds 3,250 3.500 11/01/32 2,903
Louisiana Local Government Environmental Facilities & Community Development
Authority Revenue Bonds (µ) 470 5.000 10/01/33 497
Louisiana Local Government Environmental Facilities & Community Development
Authority Revenue Bonds 6,000 2.500 04/01/36 4,433
Louisiana Local Government Environmental Facilities & Community Development
Authority Revenue Bonds (µ) 1,045 4.000 10/01/37 953
Louisiana Public Facilities Authority Revenue Bonds (~)(Ê) 1,550 0.240 04/02/23 1,550
Louisiana Public Facilities Authority Revenue Bonds (µ) 1,615 5.000 09/01/29 1,659
Louisiana Public Facilities Authority Revenue Bonds 75 5.000 10/01/32 75
Louisiana Public Facilities Authority Revenue Bonds 90 5.000 10/01/34 89
Louisiana Public Facilities Authority Revenue Bonds 115 5.000 10/01/35 113
Louisiana Public Facilities Authority Revenue Bonds 940 4.000 10/01/36 811
Louisiana Public Facilities Authority Revenue Bonds 1,110 4.000 10/01/37 947
Louisiana Public Facilities Authority Revenue Bonds 1,100 4.000 10/01/40 900
Louisiana Public Facilities Authority Revenue Bonds 1,075 4.000 10/01/41 866
Louisiana Public Facilities Authority Revenue Bonds 100 4.000 07/01/44 83
Parish of St. John the Baptist Revenue Bonds (~)(ae)(Ê) 1,740 2.000 06/01/37 1,723
Parish of St. John the Baptist Revenue Bonds (~)(ae)(Ê) 2,440 2.100 06/01/37 2,349
Parish of St. John the Baptist Revenue Bonds (~)(ae)(Ê) 3,265 2.200 06/01/37 2,958

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — October 31, 2022
See accompanying notes which are an integral part of the financial statements.
Tax-Exempt Bond Fund 649
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Red River Parish School Board General Obligation Unlimited 630 5.000 03/01/28 672
State of Louisiana Gasoline & Fuels Tax Revenue Bonds (SOFR + 0.500%)(ae)(Ê) 550 2.635 05/01/26 531
State of Louisiana Revenue Bonds 1,300 5.000 06/15/28 1,336
66,461
Maine - 0.1%
Maine Health & Higher Educational Facilities Authority Revenue Bonds (µ) 250 5.000 07/01/34 257
Maine Health & Higher Educational Facilities Authority Revenue Bonds (µ) 250 4.000 07/01/35 233
Maine Health & Higher Educational Facilities Authority Revenue Bonds 1,000 4.000 07/01/45 843
Maine State Housing Authority Revenue Bonds 470 5.000 06/15/36 500
Maine State Housing Authority Revenue Bonds 455 5.000 06/15/37 481
Maine Turnpike Authority Revenue Bonds 1,400 5.000 07/01/30 1,536
3,850
Maryland - 1.5%
Baltimore Research Park Project Revenue Bonds 85 4.000 01/01/32 83
Baltimore Research Park Project Revenue Bonds 70 4.000 01/01/33 68
Baltimore Research Park Project Revenue Bonds 85 4.000 01/01/34 82
Baltimore Research Park Project Revenue Bonds 150 4.000 01/01/35 140
Baltimore Research Park Project Revenue Bonds 155 4.000 01/01/36 146
Baltimore Research Park Project Revenue Bonds 190 4.000 01/01/37 176
Baltimore Research Park Project Revenue Bonds 220 4.000 01/01/38 199
Baltimore Research Park Project Revenue Bonds 530 4.000 01/01/39 474
Baltimore Research Park Project Revenue Bonds 350 4.000 01/01/40 310
City of Baltimore Revenue Bonds (Þ) 150 4.500 06/01/33 137
City of Baltimore Revenue Bonds (µ) 1,460 4.000 07/01/36 1,395
City of Baltimore Revenue Bonds (µ) 2,030 4.000 07/01/37 1,925
City of Baltimore Revenue Bonds (µ) 605 4.000 07/01/39 559
City of Baltimore Revenue Bonds (Þ) 100 4.875 06/01/42 88
City of Gaithersburg Revenue Bonds 350 5.000 01/01/37 337
City of Gaithersburg Revenue Bonds 600 5.125 01/01/42 569
County of Baltimore General Obligation Unlimited 500 5.000 03/01/33 541
County of Frederick Special Tax 750 4.000 07/01/35 693
County of Frederick Special Tax 860 4.000 07/01/36 789
County of Frederick Special Tax 500 4.000 07/01/38 448
County of Frederick Special Tax 500 4.000 07/01/39 441
County of Frederick Special Tax 500 4.000 07/01/40 434
County of Frederick Tax Allocation 890 3.250 07/01/29 775
County of Howard General Obligation Unlimited 2,355 5.000 02/15/27 2,516
Maryland Community Development Administration Revenue Bonds 3,000 5.000 09/01/42 3,011
Maryland Community Development Administration Revenue Bonds 2,895 4.500 09/01/48 2,880
Maryland Economic Development Corp. Revenue Bonds 1,500 5.000 06/01/35 1,523
Maryland Economic Development Corp. Revenue Bonds 1,000 5.375 07/01/38 1,012
Maryland Economic Development Corp. Revenue Bonds 1,250 5.625 07/01/43 1,263
Maryland Health & Higher Educational Facilities Authority Revenue Bonds (~)(ae)
(Ê) 1,000 5.000 07/01/25 1,027
Maryland Health & Higher Educational Facilities Authority Revenue Bonds (~)(Ê) 1,350 0.230 04/01/35 1,350
Maryland Health & Higher Educational Facilities Authority Revenue Bonds 2,125 5.500 01/01/46 2,081
Maryland State Transportation Authority Revenue Bonds 3,200 3.000 07/01/33 2,758
State of Maryland Department of Transportation Revenue Bonds 3,025 4.000 09/01/27 3,103
State of Maryland Department of Transportation Revenue Bonds 6,000 3.000 10/01/31 5,558

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — October 31, 2022
See accompanying notes which are an integral part of the financial statements.
650 Tax-Exempt Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
State of Maryland Department of Transportation Revenue Bonds 2,500 3.000 10/01/33 2,193
State of Maryland General Obligation Unlimited 6,600 5.000 03/15/32 7,251
State of Maryland General Obligation Unlimited 2,500 5.000 06/01/35 2,766
State of Maryland General Obligation Unlimited 5,500 5.000 06/01/37 6,051
Town of Chestertown Revenue Bonds 1,000 5.000 03/01/28 1,040
Town of Chestertown Revenue Bonds 1,340 5.000 03/01/29 1,397
59,589
Massachusetts - 1.0%
City of Boston General Obligation Unlimited 2,015 5.000 04/01/25 2,098
Commonwealth of Massachusetts General Obligation Limited (µ) 1,000 5.500 08/01/30 1,134
Commonwealth of Massachusetts General Obligation Limited 4,000 4.000 05/01/39 3,752
Commonwealth of Massachusetts General Obligation Limited 4,000 4.000 02/01/42 3,625
Commonwealth of Massachusetts General Obligation Limited 2,000 4.000 09/01/42 1,810
Commonwealth of Massachusetts General Obligation Unlimited (USD 3 Month
LIBOR + 0.570%)(µ)(Ê) 3,425 1.030 05/01/37 3,228
Massachusetts Bay Transportation Authority Revenue Bonds 4,450 5.000 06/01/35 4,693
Massachusetts Bay Transportation Authority Revenue Bonds 5,000 5.000 06/01/36 5,253
Massachusetts Clean Water Trust (The) Revenue Bonds (~)(Ê) 5,000 3.900 08/01/23 5,017
Massachusetts Development Finance Agency Revenue Bonds 975 5.000 10/01/23 974
Massachusetts Development Finance Agency Revenue Bonds (Þ) 215 4.000 11/15/23 214
Massachusetts Development Finance Agency Revenue Bonds (Þ) 1,000 5.000 11/15/28 1,019
Massachusetts Development Finance Agency Revenue Bonds 1,675 5.000 07/01/31 1,722
Massachusetts Development Finance Agency Revenue Bonds 175 5.000 07/01/38 167
Massachusetts Development Finance Agency Revenue Bonds 400 5.000 07/01/39 380
Massachusetts Development Finance Agency Revenue Bonds 475 4.000 07/01/42 393
Massachusetts Development Finance Agency Revenue Bonds 1,000 5.000 03/01/44 1,003
Massachusetts School Building Authority Revenue Bonds 3,655 5.000 11/15/39 3,761
40,243
Michigan - 2.8%
Allendale Public School District General Obligation Unlimited 2,725 5.000 05/01/23 2,750
Brighton Area School District General Obligation Unlimited 1,525 5.000 05/01/26 1,539
Calhoun County Hospital Finance Authority Revenue Bonds 750 5.000 02/15/28 759
City of Detroit General Obligation Unlimited 880 5.000 04/01/23 883
City of Detroit General Obligation Unlimited 235 5.000 04/01/24 237
City of Detroit General Obligation Unlimited 35 5.000 04/01/25 36
City of Detroit General Obligation Unlimited 40 5.000 04/01/26 41
City of Detroit General Obligation Unlimited 80 5.000 04/01/27 82
City of Detroit General Obligation Unlimited 85 5.000 04/01/28 87
City of Detroit General Obligation Unlimited 60 5.000 04/01/29 61
City of Detroit General Obligation Unlimited 260 5.000 04/01/30 266
City of Detroit General Obligation Unlimited 135 5.000 04/01/32 135
City of Detroit General Obligation Unlimited 470 5.500 04/01/33 482
City of Detroit General Obligation Unlimited 190 5.000 04/01/34 188
City of Detroit General Obligation Unlimited 330 5.500 04/01/34 338
City of Detroit General Obligation Unlimited 350 5.500 04/01/35 356
City of Detroit General Obligation Unlimited 275 5.000 04/01/36 268
City of Detroit General Obligation Unlimited 300 5.000 04/01/37 290
City of Detroit General Obligation Unlimited 250 5.000 04/01/38 240
City of Detroit Sewage Disposal System Revenue Bonds (USD 3 Month LIBOR +
0.600%)(µ)(Ê) 2,325 0.735 07/01/32 2,235

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — October 31, 2022
See accompanying notes which are an integral part of the financial statements.
Tax-Exempt Bond Fund 651
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
City of Saginaw Water Supply System Revenue Bonds (µ) 355 4.000 07/01/34 352
City of Saginaw Water Supply System Revenue Bonds (µ) 185 4.000 07/01/35 181
City of Saginaw Water Supply System Revenue Bonds (µ) 190 4.000 07/01/36 182
City of Taylor General Obligation Limited (µ) 485 4.000 03/01/30 488
City of Taylor General Obligation Limited (µ) 570 4.000 03/01/34 547
County of Jackson Revenue Bonds (µ) 400 4.000 05/01/34 400
Detroit Downtown Development Authority Tax Allocation Revenue Bonds (µ) 700 5.000 07/01/30 714
Detroit Downtown Development Authority Tax Allocation Revenue Bonds (µ) 1,785 5.000 07/01/31 1,818
Downriver Utility Wastewater Authority Revenue Bonds (µ) 895 5.000 04/01/28 950
Eastern Michigan University Revenue Bonds (µ) 740 5.000 03/01/30 780
Eastern Michigan University Revenue Bonds (µ) 2,000 5.000 03/01/31 2,104
Eastern Michigan University Revenue Bonds (µ) 1,000 5.000 03/01/33 1,047
Grand Rapids Public Schools General Obligation Unlimited (µ) 2,430 5.000 05/01/34 2,518
Grand Rapids Public Schools General Obligation Unlimited (µ) 1,000 5.000 11/01/34 1,055
Grand Rapids Public Schools General Obligation Unlimited (µ) 1,000 5.000 05/01/35 1,036
Grand Traverse County Hospital Finance Authority Revenue Bonds 150 5.000 07/01/25 155
Grand Traverse County Hospital Finance Authority Revenue Bonds 365 5.000 07/01/26 381
Grand Traverse County Hospital Finance Authority Revenue Bonds 130 5.000 07/01/27 137
Grand Traverse County Hospital Finance Authority Revenue Bonds 100 5.000 07/01/28 106
Great Lakes Water Authority Sewage Disposal System Revenue Bonds 1,000 5.000 07/01/26 1,051
Great Lakes Water Authority Sewage Disposal System Revenue Bonds 6,975 5.000 07/01/29 7,477
Great Lakes Water Authority Water Supply System Revenue Bonds 110 5.000 07/01/27 115
Great Lakes Water Authority Water Supply System Revenue Bonds (µ) 1,000 4.000 07/01/33 999
Hudsonville Public Schools General Obligation Unlimited 1,185 4.000 05/01/36 1,117
Hudsonville Public Schools General Obligation Unlimited 1,565 4.000 05/01/38 1,441
Hudsonville Public Schools General Obligation Unlimited 1,060 4.000 05/01/39 969
Imlay City Community Schools General Obligation Unlimited 500 4.000 05/01/37 485
Kalamazoo Hospital Finance Authority Revenue Bonds (ae) 10 4.000 05/15/26 10
Kalamazoo Hospital Finance Authority Revenue Bonds 1,490 4.000 05/15/31 1,464
Karegnondi Water Authority Revenue Bonds 855 5.000 11/01/34 882
Karegnondi Water Authority Revenue Bonds 1,000 5.000 11/01/35 1,030
Karegnondi Water Authority Revenue Bonds 1,400 5.000 11/01/37 1,412
Leland Public Schools General Obligation Unlimited (µ) 1,180 4.000 05/01/43 1,043
Michigan Finance Authority Revenue Bonds 770 5.000 12/01/22 770
Michigan Finance Authority Revenue Bonds 655 5.000 12/01/23 656
Michigan Finance Authority Revenue Bonds 2,000 5.000 04/01/25 2,070
Michigan Finance Authority Revenue Bonds 2,500 5.250 02/01/27 2,477
Michigan Finance Authority Revenue Bonds 1,000 5.000 11/01/27 1,000
Michigan Finance Authority Revenue Bonds 4,655 5.000 07/01/28 4,672
Michigan Finance Authority Revenue Bonds 4,000 5.000 04/15/29 4,319
Michigan Finance Authority Revenue Bonds 1,410 5.000 07/01/29 1,414
Michigan Finance Authority Revenue Bonds 3,000 5.000 11/15/29 3,073
Michigan Finance Authority Revenue Bonds 4,155 5.000 04/15/30 4,522
Michigan Finance Authority Revenue Bonds 1,000 5.000 07/01/30 1,016
Michigan Finance Authority Revenue Bonds 285 4.000 02/01/32 251
Michigan Finance Authority Revenue Bonds 1,000 4.000 06/01/34 904
Michigan Finance Authority Revenue Bonds 1,500 5.000 02/15/35 1,544
Michigan Finance Authority Revenue Bonds 500 5.000 07/01/35 508

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — October 31, 2022
See accompanying notes which are an integral part of the financial statements.
652 Tax-Exempt Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Michigan Finance Authority Revenue Bonds 1,500 4.000 11/15/36 1,376
Michigan Finance Authority Revenue Bonds 585 5.000 12/01/36 567
Michigan Finance Authority Revenue Bonds 675 5.000 06/01/40 647
Michigan Finance Authority Revenue Bonds 3,000 5.000 12/01/41 2,970
Michigan Finance Authority Revenue Bonds 1,210 5.000 06/01/49 1,125
Michigan Mathematics & Science Initiative Revenue Bonds 430 4.000 01/01/31 392
Michigan State Housing Development Authority Revenue Bonds 3,160 4.250 06/01/49 3,129
Michigan State Housing Development Authority Revenue Bonds 4,900 4.250 12/01/49 4,848
Novi Community School District General Obligation Unlimited 1,250 5.000 05/01/33 1,349
Novi Community School District General Obligation Unlimited 1,365 5.000 05/01/37 1,447
Novi Community School District General Obligation Unlimited 1,425 5.000 05/01/39 1,498
Richmond Community Schools General Obligation Unlimited 2,665 4.000 05/01/38 2,564
Saginaw City School District General Obligation Unlimited 1,000 4.000 05/01/31 1,004
Summit Academy North Revenue Bonds 545 2.250 11/01/26 487
Summit Academy North Revenue Bonds 780 4.000 11/01/31 697
Van Buren Public Schools General Obligation Unlimited (µ) 1,085 4.000 11/01/36 1,020
Van Buren Public Schools General Obligation Unlimited (µ) 1,925 4.000 11/01/37 1,779
Van Buren Public Schools General Obligation Unlimited (µ) 2,000 4.000 11/01/38 1,824
Wayne County Airport Authority Revenue Bonds 635 5.000 12/01/29 650
Wayne County Airport Authority Revenue Bonds 300 5.000 12/01/37 308
Wayne County Airport Authority Revenue Bonds (µ) 3,915 5.000 12/01/39 3,925
Wayne County Airport Authority Revenue Bonds 1,505 5.000 12/01/40 1,541
Wayne County Airport Authority Revenue Bonds 1,325 5.000 12/01/41 1,345
Wayne County Airport Authority Revenue Bonds 1,330 5.000 12/01/46 1,301
Wyoming Public Schools General Obligation Unlimited (µ) 685 4.000 05/01/41 608
113,316
Minnesota - 0.4%
Blooming Prairie Independent School District No. 756 General Obligation Unlimited 310 4.000 02/01/31 317
City of Crookston Revenue Bonds 2,410 5.000 05/01/34 2,208
City of Independence Revenue Bonds 175 4.000 07/01/31 155
City of Minneapolis Revenue Bonds 1,125 4.000 11/15/36 1,043
City of Minneapolis Revenue Bonds 1,625 4.000 11/15/37 1,495
City of Minneapolis/St. Paul Housing & Redevelopment Authority Revenue Bonds 2,465 5.000 11/15/28 2,632
City of St. Cloud Revenue Bonds 275 5.000 05/01/48 270
City of St. Cloud Revenue Bonds 250 4.000 05/01/49 206
City of Woodbury Revenue Bonds 60 3.000 12/01/30 52
Duluth Economic Development Authority Revenue Bonds 475 5.000 06/15/32 473
Duluth Economic Development Authority Revenue Bonds 580 5.000 06/15/33 574
Duluth Economic Development Authority Revenue Bonds 500 4.000 06/15/34 442
Duluth Independent School District No. 709 Certificate of Participation 395 5.000 02/01/26 410
Metropolitan Council General Obligation Unlimited 1,590 5.000 12/01/24 1,645
Minneapolis Special School District No. 1 General Obligation Unlimited 1,000 5.000 02/01/28 1,073
Minneapolis Special School District No. 1 General Obligation Unlimited 800 4.000 02/01/37 776
Minnesota Higher Education Facilities Authority Revenue Bonds 25 4.000 12/01/26 25
Minnesota Higher Education Facilities Authority Revenue Bonds 30 4.000 12/01/27 29
Minnesota Higher Education Facilities Authority Revenue Bonds 35 4.000 12/01/28 34
Minnesota Higher Education Facilities Authority Revenue Bonds 1,015 5.000 10/01/29 1,060
Minnesota Higher Education Facilities Authority Revenue Bonds 20 4.000 12/01/29 19
Minnesota Higher Education Facilities Authority Revenue Bonds 40 4.000 12/01/30 38

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — October 31, 2022
See accompanying notes which are an integral part of the financial statements.
Tax-Exempt Bond Fund 653
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Minnesota Higher Education Facilities Authority Revenue Bonds 585 5.000 10/01/31 608
Minnesota Higher Education Facilities Authority Revenue Bonds 30 4.000 12/01/31 28
Port Authority of the City of St. Paul Revenue Bonds 250 3.000 10/01/34 206
Port Authority of the City of St. Paul Revenue Bonds 500 4.000 10/01/41 448
16,266
Mississippi - 1.0%
City of Jackson Special Assessment 705 5.000 03/01/27 747
City of Jackson Special Assessment 570 5.000 03/01/28 611
City of Jackson Special Assessment 615 5.000 03/01/29 664
City of Jackson Special Assessment 390 5.000 03/01/30 424
County of Lowndes Revenue Bonds (~)(ae)(Ê) 1,500 2.650 04/01/27 1,387
Mississippi Business Finance Corp. Revenue Bonds (~)(Ê) 10,175 0.180 12/01/30 10,175
Mississippi Business Finance Corp. Revenue Bonds (~)(Ê) 365 1.160 12/01/30 365
Mississippi Business Finance Corp. Revenue Bonds (~)(Ê) 13,350 0.180 11/01/35 13,350
Mississippi Development Bank Revenue Bonds (Þ) 100 5.000 10/01/26 101
Mississippi Development Bank Revenue Bonds (Þ) 100 5.000 10/01/27 101
Mississippi Development Bank Revenue Bonds (µ) 1,000 5.000 04/01/28 1,024
Mississippi Development Bank Revenue Bonds (Þ) 100 5.000 10/01/28 101
Mississippi Development Bank Revenue Bonds (Þ) 125 5.000 10/01/29 127
Mississippi Development Bank Revenue Bonds (Þ) 175 5.000 10/01/30 178
Mississippi Development Bank Revenue Bonds 200 5.000 04/01/32 212
Mississippi Development Bank Revenue Bonds (µ) 1,000 5.000 03/01/34 1,027
Mississippi Development Bank Revenue Bonds (µ) 700 4.000 04/01/38 636
Mississippi Development Bank Revenue Bonds 4,175 5.000 03/01/43 4,272
Mississippi Home Corp. Revenue Bonds 600 4.000 12/01/44 590
Mississippi Hospital Equipment & Facilities Authority Revenue Bonds 2,000 5.000 09/01/36 1,954
Warren County Revenue Bonds (~)(ae)(Ê) 500 1.375 05/01/34 462
38,508
Missouri - 0.7%
Cape Girardeau County Industrial Development Authority Revenue Bonds 1,000 5.000 03/01/30 1,009
Cape Girardeau County Industrial Development Authority Revenue Bonds 150 4.000 03/01/41 119
City of Poplar Bluff Certificate of Participation 125 2.500 10/01/41 77
City of Poplar Bluff Certificate of Participation 150 2.625 10/01/46 86
City of Springfield Board of Public Utilities Revenue Bonds 2,275 3.250 08/01/27 2,233
County of Boone Missouri Revenue Bonds 2,230 5.000 08/01/30 2,230
County of Boone Missouri Revenue Bonds 1,700 4.000 08/01/33 1,473
Health & Educational Facilities Authority of the State of Missouri Revenue Bonds 525 5.000 02/15/33 531
Health & Educational Facilities Authority of the State of Missouri Revenue Bonds 50 4.000 08/01/36 42
Health & Educational Facilities Authority of the State of Missouri Revenue Bonds 990 4.000 02/15/39 818
Health & Educational Facilities Authority of the State of Missouri Revenue Bonds 50 4.000 08/01/41 40
Maryland Heights Industrial Development Authority Revenue Bonds 870 4.375 03/15/30 782
Missouri Southern State University Revenue Bonds 90 3.000 10/01/26 84
Missouri Southern State University Revenue Bonds 125 4.000 10/01/31 111
Missouri State Health & Educational Facilities Authority Revenue Bonds 100 4.000 02/15/37 90
Missouri State Health & Educational Facilities Authority Revenue Bonds 125 4.000 02/15/38 112
Missouri State Health & Educational Facilities Authority Revenue Bonds 1,305 4.000 11/15/38 1,180
Missouri State Health & Educational Facilities Authority Revenue Bonds 115 4.000 02/15/39 102
Missouri State Health & Educational Facilities Authority Revenue Bonds 3,495 4.000 11/15/39 3,111
Missouri State Health & Educational Facilities Authority Revenue Bonds 350 4.000 02/15/44 298

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — October 31, 2022
See accompanying notes which are an integral part of the financial statements.
654 Tax-Exempt Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
North Kansas City School District No. 74 General Obligation Unlimited 4,000 5.250 03/01/39 4,371
North Kansas City School District No. 75 General Obligation Unlimited 2,500 5.250 03/01/40 2,721
Plaza at Noah's Ark Community Improvement District Revenue Bonds 50 3.000 05/01/24 49
Plaza at Noah's Ark Community Improvement District Revenue Bonds 25 3.000 05/01/26 23
St Louis Municipal Finance Corp. Revenue Bonds (µ) 1,000 5.000 10/01/49 963
St. Louis Municipal Finance Corp. Revenue Bonds (µ) 1,000 5.000 10/01/40 987
St. Louis Municipal Library District Certificate of Participation (µ) 300 4.000 03/15/33 299
St. Louis Municipal Library District Certificate of Participation (µ) 255 4.000 03/15/35 250
Washington Industrial Development Authority Revenue Bonds 240 2.500 11/01/29 211
Wright City R-II School District General Obligation Unlimited (µ) 555 6.000 03/01/34 647
Wright City R-II School District General Obligation Unlimited (µ) 500 6.000 03/01/36 578
Wright City R-II School District General Obligation Unlimited (µ) 1,000 6.000 03/01/38 1,148
Wright City R-II School District General Obligation Unlimited (µ) 1,000 6.000 03/01/39 1,145
Wright City R-II School District General Obligation Unlimited (µ) 900 6.000 03/01/41 1,026
28,946
Montana - 0.2%
City of Bozeman Tax Allocation (µ) 500 4.000 07/01/35 488
City of Bozeman Tax Allocation (µ) 425 4.000 07/01/40 389
County of Gallatin Revenue Bonds (Þ) 1,350 4.000 10/15/32 1,152
County of Gallatin Revenue Bonds (Þ) 1,850 4.000 10/15/36 1,475
Montana Finance Authority Health Facilities Revenue Bonds 640 5.000 07/01/28 659
Montana Finance Authority Health Facilities Revenue Bonds 410 5.000 06/01/33 419
Montana Finance Authority Health Facilities Revenue Bonds 1,000 5.000 06/01/34 1,017
Yellowstone County Lockwood School District No. 26 General Obligation Unlimited 1,335 5.000 07/01/26 1,403
Yellowstone County Lockwood School District No. 26 General Obligation Unlimited 1,460 5.000 07/01/27 1,553
8,555
Nebraska - 0.4%
Ashland-Greenwood Public Schools General Obligation Unlimited (µ) 1,000 4.000 12/15/33 988
Ashland-Greenwood Public Schools General Obligation Unlimited (µ) 1,000 4.000 12/15/38 922
Central Plains Energy Project Revenue Bonds 2,500 5.000 09/01/26 2,537
Central Plains Energy Project Revenue Bonds 2,000 5.000 09/01/30 2,039
Central Plains Energy Project Revenue Bonds (~)(Ê) 5,000 5.000 03/01/50 5,003
City of Kearney General Obligation Unlimited 740 4.000 05/15/33 724
Hershey Public Schools General Obligation Unlimited (µ) 230 4.000 12/15/27 234
Hershey Public Schools General Obligation Unlimited (µ) 740 4.000 12/15/29 747
Omaha Public Power District Nebraska City Station Unit 2 Revenue Bonds 4,250 5.250 02/01/42 4,344
Southeast Community College Area Revenue Bonds (µ) 250 4.000 03/15/34 246
17,784
Nevada - 0.8%
City of Las Vegas Special Improvement District No. 816 Special Assessment 100 2.750 06/01/33 76
City of Las Vegas Special Improvement District No. 816 Special Assessment 515 2.750 06/01/36 369
City of North Las Vegas General Obligation Limited (µ) 690 4.000 06/01/30 702
City of North Las Vegas General Obligation Limited (µ) 2,430 5.000 06/01/30 2,623
City of North Las Vegas General Obligation Limited (µ) 1,500 4.000 06/01/36 1,435
City of Sparks Tourism Improvement District 1 Revenue Bonds (Þ) 925 2.500 06/15/24 887
Clark County General Obligation Unlimited 2,555 5.000 06/01/33 2,699
Clark County School District General Obligation Limited (µ) 120 5.000 06/15/28 128
Clark County School District General Obligation Limited (µ) 1,360 5.000 06/15/30 1,464
Clark County School District General Obligation Limited (µ) 95 5.000 06/15/31 103

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — October 31, 2022
See accompanying notes which are an integral part of the financial statements.
Tax-Exempt Bond Fund 655
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Clark County School District General Obligation Limited (µ) 105 5.000 06/15/32 113
Clark County School District General Obligation Limited (µ) 100 5.000 06/15/33 107
Clark County School District General Obligation Limited (µ) 115 5.000 06/15/34 122
Clark County School District General Obligation Limited (µ) 120 5.000 06/15/35 127
Clark County School District General Obligation Limited (µ) 1,000 5.000 06/15/37 1,055
County of Clark Department of Aviation Revenue Bonds 2,600 5.000 07/01/26 2,725
County of Clark Department of Aviation Revenue Bonds 1,025 5.000 07/01/36 1,074
County of Clark General Obligation Limited 4,500 4.000 07/01/39 4,154
Henderson Local Improvement Districts Special Assessment 100 2.000 09/01/23 98
Henderson Local Improvement Districts Special Assessment 175 3.000 09/01/36 123
Las Vegas Convention & Visitors Authority Revenue Bonds 275 5.000 07/01/26 288
Las Vegas Convention & Visitors Authority Revenue Bonds 145 5.000 07/01/27 153
Las Vegas Convention & Visitors Authority Revenue Bonds 1,300 5.000 07/01/31 1,364
Las Vegas Convention & Visitors Authority Revenue Bonds 95 5.000 07/01/35 98
Las Vegas Convention & Visitors Authority Revenue Bonds 1,750 5.000 07/01/37 1,794
Las Vegas Convention & Visitors Authority Revenue Bonds 365 5.000 07/01/43 370
Las Vegas Valley Water District General Obligation Limited 1,000 5.000 06/01/28 1,082
Las Vegas Valley Water District General Obligation Limited 1,040 4.000 03/01/33 1,047
Las Vegas Valley Water District General Obligation Limited 4,500 4.000 06/01/35 4,343
Nevada Department of Business & Industry Revenue Bonds (Þ) 340 5.000 07/15/27 335
Nevada Department of Business & Industry Revenue Bonds (Þ) 585 4.500 12/15/29 560
Tahoe-Douglas Visitors Authority Revenue Bonds 200 5.000 07/01/40 188
Truckee Meadows Water Authority Revenue Bonds 1,600 5.000 07/01/37 1,658
33,464
New Hampshire - 0.5%
New Hampshire Business Finance Authority Revenue Bonds (~)(ae)(Ê) 840 2.800 10/01/33 833
New Hampshire Business Finance Authority Revenue Bonds 775 4.000 01/01/41 626
New Hampshire Health and Education Facilities Authority Act Revenue Bonds 2,225 5.000 06/01/28 2,409
New Hampshire Health and Education Facilities Authority Act Revenue Bonds 1,730 5.000 08/01/32 1,756
New Hampshire Health and Education Facilities Authority Act Revenue Bonds 765 5.000 08/01/33 773
New Hampshire Health and Education Facilities Authority Act Revenue Bonds 1,500 5.000 01/01/34 1,529
New Hampshire Health and Education Facilities Authority Act Revenue Bonds 810 5.000 08/01/34 814
New Hampshire Health and Education Facilities Authority Act Revenue Bonds 845 5.000 08/01/35 846
New Hampshire Health and Education Facilities Authority Act Revenue Bonds 1,825 5.000 01/01/36 1,860
New Hampshire Health and Education Facilities Authority Act Revenue Bonds 895 5.000 08/01/36 892
New Hampshire Health and Education Facilities Authority Act Revenue Bonds 1,615 5.000 01/01/37 1,646
New Hampshire Health and Education Facilities Authority Act Revenue Bonds 935 5.000 08/01/37 925
New Hampshire Health and Education Facilities Authority Act Revenue Bonds 985 5.000 08/01/38 966
New Hampshire Health and Education Facilities Authority Act Revenue Bonds 1,035 5.000 08/01/39 1,007
New Hampshire Health and Education Facilities Authority Act Revenue Bonds 1,000 5.000 08/01/40 965
17,847
New Jersey - 3.4%
Atlantic City General Obligation Unlimited (µ) 500 5.000 03/01/25 516
Atlantic City General Obligation Unlimited (µ) 450 5.000 03/01/26 469
Atlantic City General Obligation Unlimited (µ) 750 5.000 03/01/32 783
Buena Regional School District General Obligation Unlimited (µ) 320 4.000 08/01/33 325
Buena Regional School District General Obligation Unlimited (µ) 340 4.000 08/01/34 345
Buena Regional School District General Obligation Unlimited (µ) 360 4.000 08/01/35 365
Buena Regional School District General Obligation Unlimited (µ) 385 4.000 08/01/36 391

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — October 31, 2022
See accompanying notes which are an integral part of the financial statements.
656 Tax-Exempt Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
City of Bayonne General Obligation Unlimited (µ) 1,500 5.000 07/01/33 1,589
City of Bayonne General Obligation Unlimited (µ) 1,865 5.000 07/01/34 1,975
City of Newark General Obligation Unlimited (µ) 1,450 5.000 10/01/27 1,533
City of Trenton General Obligation Unlimited (µ) 1,510 5.000 07/15/23 1,526
Essex County Improvement Authority Revenue Bonds 75 4.000 06/15/38 64
Garden State Preservation Trust Revenue Bonds (µ) 460 5.750 11/01/28 491
Jersey City General Obligation Unlimited 450 5.000 11/01/31 477
New Jersey Building Authority Revenue Bonds (µ) 580 5.000 06/15/28 600
New Jersey Economic Development Authority Revenue Bonds (µ) 700 5.500 09/01/24 721
New Jersey Economic Development Authority Revenue Bonds (µ) 515 5.250 07/01/26 540
New Jersey Economic Development Authority Revenue Bonds (ae) 900 5.500 12/15/26 976
New Jersey Economic Development Authority Revenue Bonds 795 5.000 07/01/27 769
New Jersey Economic Development Authority Revenue Bonds (~)(Ê) 2,715 5.250 04/01/28 2,850
New Jersey Economic Development Authority Revenue Bonds (µ) 2,005 5.000 07/01/28 2,078
New Jersey Economic Development Authority Revenue Bonds 1,720 5.000 06/15/29 1,768
New Jersey Economic Development Authority Revenue Bonds 350 3.000 06/01/32 303
New Jersey Economic Development Authority Revenue Bonds 665 5.000 06/01/32 680
New Jersey Economic Development Authority Revenue Bonds 875 5.000 07/01/33 883
New Jersey Economic Development Authority Revenue Bonds 4,975 5.000 06/15/36 4,975
New Jersey Economic Development Authority Revenue Bonds 1,000 5.000 06/15/37 995
New Jersey Economic Development Authority Revenue Bonds 1,000 4.000 11/01/39 866
New Jersey Economic Development Authority Revenue Bonds 1,600 5.000 06/15/40 1,570
New Jersey Educational Facilities Authority Revenue Bonds 3,130 5.000 03/01/27 3,351
New Jersey Educational Facilities Authority Revenue Bonds (µ) 450 5.000 07/01/32 464
New Jersey Educational Facilities Authority Revenue Bonds 1,125 5.000 07/01/33 1,192
New Jersey Educational Facilities Authority Revenue Bonds (µ) 1,960 5.000 07/01/33 2,032
New Jersey Educational Facilities Authority Revenue Bonds (µ) 600 4.000 07/01/39 550
New Jersey Educational Facilities Authority Revenue Bonds (µ) 715 4.000 07/01/42 624
New Jersey General Obligation Unlimited 5,425 4.000 06/01/32 5,387
New Jersey Health Care Facilities Financing Authority Revenue Bonds (~)(ae)(Ê) 1,125 5.000 07/01/25 1,162
New Jersey Health Care Facilities Financing Authority Revenue Bonds (µ) 1,000 5.000 07/01/27 1,029
New Jersey Health Care Facilities Financing Authority Revenue Bonds 1,000 5.000 07/01/28 1,046
New Jersey Health Care Facilities Financing Authority Revenue Bonds 2,180 5.000 07/01/29 2,301
New Jersey Health Care Facilities Financing Authority Revenue Bonds 300 5.000 07/01/30 316
New Jersey Health Care Facilities Financing Authority Revenue Bonds 1,000 5.000 07/01/31 1,041
New Jersey Health Care Facilities Financing Authority Revenue Bonds 1,000 4.000 07/01/35 929
New Jersey Housing & Mortgage Finance Agency Revenue Bonds 150 0.500 11/01/23 145
New Jersey Housing & Mortgage Finance Agency Revenue Bonds 185 0.650 05/01/24 177
New Jersey Housing & Mortgage Finance Agency Revenue Bonds (~)(ae)(Ê) 5,000 3.500 07/01/24 4,936
New Jersey Housing & Mortgage Finance Agency Revenue Bonds 360 0.750 11/01/24 340
New Jersey Housing & Mortgage Finance Agency Revenue Bonds 270 0.900 11/01/25 248
New Jersey Housing & Mortgage Finance Agency Revenue Bonds 1,935 2.950 10/01/26 1,869
New Jersey Housing & Mortgage Finance Agency Revenue Bonds 2,820 4.750 10/01/50 2,821
New Jersey Transportation Trust Fund Authority Revenue Bonds (µ) 1,130
Zero
coupon 12/15/26 958
New Jersey Transportation Trust Fund Authority Revenue Bonds 2,025 2.493 12/15/26 1,701
New Jersey Transportation Trust Fund Authority Revenue Bonds 2,335 5.000 06/15/29 2,402
New Jersey Transportation Trust Fund Authority Revenue Bonds 1,125 2.871 12/15/29 815
New Jersey Transportation Trust Fund Authority Revenue Bonds 735 5.000 06/15/30 755

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — October 31, 2022
See accompanying notes which are an integral part of the financial statements.
Tax-Exempt Bond Fund 657
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
New Jersey Transportation Trust Fund Authority Revenue Bonds 5,585 5.000 06/15/31 5,719
New Jersey Transportation Trust Fund Authority Revenue Bonds (µ) 2,160 2.851 12/15/31 1,409
New Jersey Transportation Trust Fund Authority Revenue Bonds 790 4.000 12/15/31 754
New Jersey Transportation Trust Fund Authority Revenue Bonds 950 5.000 12/15/33 964
New Jersey Transportation Trust Fund Authority Revenue Bonds 2,225 5.000 12/15/34 2,242
New Jersey Transportation Trust Fund Authority Revenue Bonds (µ) 5,000 3.060 12/15/35 2,564
New Jersey Transportation Trust Fund Authority Revenue Bonds 790 5.000 12/15/35 791
New Jersey Transportation Trust Fund Authority Revenue Bonds 14,860 3.291 12/15/36 7,076
New Jersey Transportation Trust Fund Authority Revenue Bonds 1,000 5.000 12/15/36 998
New Jersey Transportation Trust Fund Authority Revenue Bonds 23,510 4.649 12/15/37 10,495
New Jersey Transportation Trust Fund Authority Revenue Bonds 685 4.250 12/15/38 626
New Jersey Transportation Trust Fund Authority Revenue Bonds 5,000 4.680 12/15/38 2,089
New Jersey Transportation Trust Fund Authority Revenue Bonds 3,000 5.000 01/01/42 3,112
New Jersey Turnpike Authority Revenue Bonds 900 5.000 01/01/23 903
New Jersey Turnpike Authority Revenue Bonds 3,155 5.000 01/01/24 3,165
New Jersey Turnpike Authority Revenue Bonds 3,375 5.000 01/01/32 3,509
New Jersey Turnpike Authority Revenue Bonds 2,000 5.000 01/01/33 2,088
Newark Board of Education General Obligation Unlimited (µ) 1,425 5.000 07/15/32 1,537
Newark Board of Education General Obligation Unlimited (µ) 1,000 4.000 07/15/35 928
Perth Amboy General Obligation Unlimited (µ) 1,000 4.000 07/01/35 983
Salem County Improvement Authority Revenue Bonds (µ) 550 4.000 08/15/37 498
South Jersey Transportation Authority Revenue Bonds (µ) 200 5.000 11/01/28 209
South Jersey Transportation Authority Revenue Bonds (µ) 2,000 5.000 11/01/29 2,093
South Jersey Transportation Authority Revenue Bonds (µ) 1,000 5.000 11/01/30 1,042
South Jersey Transportation Authority Revenue Bonds 4,000 4.000 11/01/40 3,410
South Jersey Transportation Authority Revenue Bonds (µ) 1,250 5.000 11/01/41 1,260
State of New Jersey General Obligation Unlimited 7,500 5.000 06/01/41 7,756
Tobacco Settlement Financing Corp. Revenue Bonds 20 3.200 06/01/27 20
138,254
New Mexico - 0.2%
City of Farmington Revenue Bonds (~)(ae)(Ê) 2,500 3.000 06/01/24 2,465
City of Farmington Revenue Bonds 1,200 1.800 04/01/29 993
New Mexico Mortgage Finance Authority Revenue Bonds 800 2.250 07/01/23 789
State of New Mexico Severance Tax Permanent Fund Revenue Bonds 4,880 5.000 07/01/26 5,165
9,412
New York - 10.0%
Albany Capital Resource Corp. Revenue Bonds 1,120 4.000 06/01/29 1,035
Brooklyn Arena Local Development Corp. Revenue Bonds 2,750 5.000 07/15/25 2,749
Brooklyn Arena Local Development Corp. Revenue Bonds 430 1.625 11/01/25 393
Buffalo Sewer Authority Revenue Bonds (µ) 170 5.000 06/15/33 183
Buffalo Sewer Authority Revenue Bonds (µ) 240 4.000 06/15/35 233
Build NYC Resource Corp. Revenue Bonds 500 5.000 08/01/29 519
Build NYC Resource Corp. Revenue Bonds 100 4.000 06/15/30 94
Build NYC Resource Corp. Revenue Bonds 700 5.000 08/01/30 724
Build NYC Resource Corp. Revenue Bonds 100 4.000 06/15/31 92
Build NYC Resource Corp. Revenue Bonds 425 4.000 06/15/32 388
Build NYC Resource Corp. Revenue Bonds 325 5.000 07/01/32 327
Build NYC Resource Corp. Revenue Bonds 600 5.000 08/01/32 618
Build NYC Resource Corp. Revenue Bonds 500 5.000 08/01/33 513

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — October 31, 2022
See accompanying notes which are an integral part of the financial statements.
658 Tax-Exempt Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Camden Central School District General Obligation Unlimited (µ) 1,970 4.000 03/15/26 2,003
City of New York General Obligation Unlimited 6,420 5.000 08/01/23 6,507
City of New York General Obligation Unlimited 2,500 5.250 05/01/38 2,694
City of New York General Obligation Unlimited 2,000 5.250 05/01/39 2,145
City of New York General Obligation Unlimited 18,570 5.250 09/01/40 19,862
City of New York General Obligation Unlimited 275 5.000 04/01/45 277
City of New York General Obligation Unlimited 2,750 5.250 10/01/47 2,874
City of Syracuse General Obligation Limited (µ) 750 4.000 05/15/32 757
City of Syracuse General Obligation Limited (µ) 785 4.000 05/15/33 786
City of Yonkers General Obligation Limited (µ) 1,200 5.000 05/01/31 1,291
City of Yonkers General Obligation Limited (µ) 2,250 5.000 05/01/32 2,413
City of Yonkers General Obligation Limited (µ) 3,895 5.000 05/01/33 4,150
City of Yonkers General Obligation Limited (µ) 1,990 4.000 05/01/35 1,947
City of Yonkers General Obligation Limited (µ) 2,180 4.000 05/01/37 2,027
City of Yonkers General Obligation Unlimited (µ) 750 5.000 09/01/24 771
City of Yonkers General Obligation Unlimited (µ) 430 5.000 10/15/25 449
County of Nassau General Obligation Limited (µ) 2,525 5.000 04/01/38 2,646
Genesee County Funding Corp./The Revenue Bonds 450 5.000 12/01/29 467
Hempstead Town Local Development Corp. Revenue Bonds 715 4.000 07/01/40 630
Hudson Yards Infrastructure Corp. Revenue Bonds 7,495 5.000 02/15/35 7,739
Hudson Yards Infrastructure Corp. Revenue Bonds 4,740 5.000 02/15/37 4,854
Hudson Yards Infrastructure Corp. Revenue Bonds 5,260 5.000 02/15/38 5,374
Hudson Yards Infrastructure Corp. Revenue Bonds (µ) 14,300 4.000 02/15/47 12,152
Long Island Power Authority Revenue Bonds (~)(ae)(Ê) 3,550 5.000 09/01/27 3,776
Long Island Power Authority Revenue Bonds 1,000 5.000 09/01/32 1,041
Long Island Power Authority Revenue Bonds (USD 1 Month LIBOR + 0.750%)(Ê) 745 2.545 05/01/33 745
Long Island Power Authority Revenue Bonds 750 5.000 09/01/33 777
Long Island Power Authority Revenue Bonds 1,000 5.000 09/01/34 1,032
Long Island Power Authority Revenue Bonds 1,250 5.000 09/01/35 1,285
Long Island Power Authority Revenue Bonds 1,825 5.000 09/01/37 1,866
Long Island Power Authority Revenue Bonds (~)(ae)(Ê) 2,000 1.650 09/01/49 1,906
Metropolitan Transportation Authority Revenue Bonds 350 5.000 11/15/22 350
Metropolitan Transportation Authority Revenue Bonds 1,440 5.000 11/15/24 1,441
Metropolitan Transportation Authority Revenue Bonds 8,395 5.000 11/15/25 8,403
Metropolitan Transportation Authority Revenue Bonds (SOFR + 0.600%)(Ê) 2,000 0.634 11/01/26 1,891
Metropolitan Transportation Authority Revenue Bonds 4,000 5.000 11/15/26 4,095
Metropolitan Transportation Authority Revenue Bonds 225 5.000 11/15/27 228
Metropolitan Transportation Authority Revenue Bonds 1,695 5.000 11/15/28 1,729
Metropolitan Transportation Authority Revenue Bonds (ae) 4,015 5.000 11/15/28 4,153
Metropolitan Transportation Authority Revenue Bonds 550 5.250 11/15/28 560
Metropolitan Transportation Authority Revenue Bonds 550 5.000 11/15/29 559
Metropolitan Transportation Authority Revenue Bonds 225 5.000 11/15/30 227
Metropolitan Transportation Authority Revenue Bonds 100 5.250 11/15/31 102
Metropolitan Transportation Authority Revenue Bonds 730 4.000 11/15/32 700
Metropolitan Transportation Authority Revenue Bonds 4,500 5.000 11/15/38 4,338
Metropolitan Transportation Authority Revenue Bonds (µ) 1,350 5.000 11/15/41 1,367
Metropolitan Transportation Authority Revenue Bonds 8,930 5.000 11/15/42 8,641
Metropolitan Transportation Authority Revenue Bonds (µ) 10,000 4.000 11/15/44 8,369

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — October 31, 2022
See accompanying notes which are an integral part of the financial statements.
Tax-Exempt Bond Fund 659
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Metropolitan Transportation Authority Revenue Bonds 4,675 4.000 11/15/45 3,680
Metropolitan Transportation Authority Revenue Bonds (~)(ae)(Ê) 2,500 5.000 11/15/45 2,560
Metropolitan Transportation Authority Revenue Bonds 2,540 4.000 11/15/46 1,981
Metropolitan Transportation Authority Revenue Bonds 2,400 4.000 11/15/47 1,857
Metropolitan Transportation Authority Revenue Bonds (~)(Ê) 5,630 0.190 11/15/50 5,630
Monroe County Industrial Development Corp. Revenue Bonds 960 4.000 07/01/39 858
Nassau County Interim Finance Authority Revenue Bonds 1,600 5.000 11/15/32 1,778
New York City Housing Development Corp. Revenue Bonds (~)(ae)(Ê) 5,000 0.600 07/01/25 4,507
New York City Housing Development Corp. Revenue Bonds 1,560 3.500 02/15/48 1,509
New York City Industrial Development Agency Revenue Bonds (µ) 300 3.000 03/01/36 235
New York City Industrial Development Agency Revenue Bonds (µ) 3,435 2.500 03/01/37 2,390
New York City Industrial Development Agency Revenue Bonds (µ) 460 3.000 01/01/39 337
New York City Industrial Development Agency Revenue Bonds (µ) 335 3.000 03/01/40 243
New York City Industrial Development Agency Revenue Bonds (µ) 325 4.000 03/01/45 268
New York City Industrial Development Agency Revenue Bonds 325 4.000 03/01/45 262
New York City Municipal Water Finance Authority Revenue Bonds 8,000 5.000 06/15/47 8,054
New York City Transitional Finance Authority Building Aid Revenue Bonds 5,000 5.000 07/15/33 5,106
New York City Transitional Finance Authority Future Tax Secured Revenue Bonds 3,000 5.000 05/01/36 3,138
New York City Transitional Finance Authority Future Tax Secured Revenue Bonds 2,250 4.000 02/01/38 2,071
New York City Transitional Finance Authority Future Tax Secured Revenue Bonds 85 5.000 02/01/47 86
New York City Water & Sewer System Revenue Bonds 4,050 4.000 06/15/40 3,685
New York City Water & Sewer System Revenue Bonds 6,150 5.000 06/15/46 6,276
New York City Water & Sewer System Revenue Bonds 10,345 5.000 06/15/48 10,571
New York Convention Center Development Corp. Revenue Bonds (µ) 2,925
Zero
coupon 11/15/34 1,617
New York Liberty Development Corp. Revenue Bonds (µ) 14,190 2.750 11/15/41 9,879
New York Liberty Development Corp. Revenue Bonds 3,550 4.000 02/15/43 2,996
New York Liberty Development Corp. Revenue Bonds (Þ) 2,865 5.000 11/15/44 2,508
New York Liberty Development Corp. Revenue Bonds (Þ) 250 7.250 11/15/44 250
New York Liberty Development Corp. Revenue Bonds 3,000 2.450 09/15/69 2,513
New York State Dormitory Authority Revenue Bonds (µ) 430 5.250 07/01/23 436
New York State Dormitory Authority Revenue Bonds 2,885 5.000 12/15/23 2,891
New York State Dormitory Authority Revenue Bonds (ae) 3,840 5.000 12/15/23 3,848
New York State Dormitory Authority Revenue Bonds (~)(ae)(Ê) 10,000 5.000 05/01/24 10,131
New York State Dormitory Authority Revenue Bonds (~)(ae)(Ê) 1,500 5.000 05/01/26 1,547
New York State Dormitory Authority Revenue Bonds (ae) 6,790 5.000 07/01/26 6,872
New York State Dormitory Authority Revenue Bonds (ae) 15 5.000 02/15/27 16
New York State Dormitory Authority Revenue Bonds 450 5.000 03/15/27 481
New York State Dormitory Authority Revenue Bonds 2,365 5.000 03/15/30 2,483
New York State Dormitory Authority Revenue Bonds 2,635 5.000 03/15/31 2,727
New York State Dormitory Authority Revenue Bonds 105 5.000 07/01/32 94
New York State Dormitory Authority Revenue Bonds 3,300 5.000 10/01/32 3,449
New York State Dormitory Authority Revenue Bonds 1,465 5.000 07/01/33 1,548
New York State Dormitory Authority Revenue Bonds 85 5.000 07/01/34 74
New York State Dormitory Authority Revenue Bonds 325 4.000 07/01/35 298
New York State Dormitory Authority Revenue Bonds 95 5.000 07/01/35 82
New York State Dormitory Authority Revenue Bonds 260 4.000 07/01/36 236
New York State Dormitory Authority Revenue Bonds 85 5.000 07/01/36 72
New York State Dormitory Authority Revenue Bonds 70 4.000 09/01/36 57

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — October 31, 2022
See accompanying notes which are an integral part of the financial statements.
660 Tax-Exempt Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
New York State Dormitory Authority Revenue Bonds 4,750 4.000 03/15/37 4,431
New York State Dormitory Authority Revenue Bonds 325 4.000 07/01/37 292
New York State Dormitory Authority Revenue Bonds 100 4.000 09/01/37 80
New York State Dormitory Authority Revenue Bonds 550 3.000 03/15/38 422
New York State Dormitory Authority Revenue Bonds 2,250 4.000 03/15/38 2,077
New York State Dormitory Authority Revenue Bonds 11,000 5.000 03/15/38 11,469
New York State Dormitory Authority Revenue Bonds 1,000 5.000 07/01/38 951
New York State Dormitory Authority Revenue Bonds 75 4.000 09/01/38 59
New York State Dormitory Authority Revenue Bonds 1,000 5.000 10/01/38 1,056
New York State Dormitory Authority Revenue Bonds 1,970 4.000 03/15/39 1,798
New York State Dormitory Authority Revenue Bonds 85 4.000 09/01/39 66
New York State Dormitory Authority Revenue Bonds 1,075 4.000 03/15/40 971
New York State Dormitory Authority Revenue Bonds 105 4.000 07/01/40 75
New York State Dormitory Authority Revenue Bonds 100 4.000 09/01/40 76
New York State Dormitory Authority Revenue Bonds 3,860 3.000 03/15/41 2,830
New York State Dormitory Authority Revenue Bonds 1,685 4.000 03/15/41 1,504
New York State Dormitory Authority Revenue Bonds 1,300 5.000 03/15/41 1,338
New York State Dormitory Authority Revenue Bonds 110 5.000 07/01/41 89
New York State Dormitory Authority Revenue Bonds 6,800 4.000 03/15/43 5,940
New York State Dormitory Authority Revenue Bonds 435 4.000 07/01/45 291
New York State Dormitory Authority Revenue Bonds 3,250 4.000 03/15/46 2,800
New York State Environmental Facilities Corp. Revenue Bonds 3,000 5.000 06/15/35 3,134
New York State Housing Finance Agency Revenue Bonds (~)(ae)(Ê) 425 1.100 05/01/27 369
New York State Housing Finance Agency Revenue Bonds (~)(ae)(Ê) 4,500 3.850 05/01/27 4,431
New York State Housing Finance Agency Revenue Bonds (~)(ae)(Ê) 3,000 3.100 11/01/27 2,837
New York State Urban Development Corp. Revenue Bonds 11,740 4.000 03/15/38 10,824
New York State Urban Development Corp. Revenue Bonds 2,500 5.000 03/15/38 2,624
New York Transportation Development Corp. Revenue Bonds 1,300 5.000 12/01/27 1,320
New York Transportation Development Corp. Revenue Bonds 130 5.000 12/01/28 132
New York Transportation Development Corp. Revenue Bonds 145 5.000 12/01/29 147
New York Transportation Development Corp. Revenue Bonds 115 5.000 12/01/30 116
New York Transportation Development Corp. Revenue Bonds 4,840 5.000 12/01/31 4,854
New York Transportation Development Corp. Revenue Bonds 165 5.000 12/01/32 164
New York Transportation Development Corp. Revenue Bonds 2,530 5.000 12/01/33 2,480
New York Transportation Development Corp. Revenue Bonds 255 5.000 12/01/34 249
New York Transportation Development Corp. Revenue Bonds 725 5.000 12/01/35 705
New York Transportation Development Corp. Revenue Bonds 3,380 5.000 12/01/36 3,263
New York Transportation Development Corp. Revenue Bonds 3,320 5.000 12/01/37 3,185
Niagara Falls City School District General Obligation Unlimited (µ) 1,735 4.000 06/15/30 1,771
Oneida County Local Development Corp. Revenue Bonds (µ) 1,500 5.000 12/01/30 1,593
Oneida County Local Development Corp. Revenue Bonds (µ) 1,500 5.000 12/01/31 1,586
Oneida County Local Development Corp. Revenue Bonds (µ) 60 4.000 12/01/32 57
Oneida County Local Development Corp. Revenue Bonds (µ) 70 4.000 12/01/33 65
Oneida County Local Development Corp. Revenue Bonds (µ) 105 4.000 12/01/34 97
Oneida County Local Development Corp. Revenue Bonds (µ) 1,105 5.000 12/01/34 1,133
Oneida County Local Development Corp. Revenue Bonds (µ) 120 4.000 12/01/35 110
Oneida County Local Development Corp. Revenue Bonds (µ) 75 4.000 12/01/36 69
Oneida County Local Development Corp. Revenue Bonds (µ) 60 4.000 12/01/37 54

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — October 31, 2022
See accompanying notes which are an integral part of the financial statements.
Tax-Exempt Bond Fund 661
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Oneida County Local Development Corp. Revenue Bonds (µ) 60 4.000 12/01/38 54
Oneida County Local Development Corp. Revenue Bonds (µ) 180 3.000 12/01/39 132
Oneida County Local Development Corp. Revenue Bonds (µ) 120 3.000 12/01/40 87
Oneida County Local Development Corp. Revenue Bonds (µ) 240 4.000 12/01/49 199
Orange County Funding Corp. Revenue Bonds 750 4.000 07/01/35 658
Port Authority of New York & New Jersey Revenue Bonds 5,000 5.000 07/15/34 5,307
Port Authority of New York & New Jersey Revenue Bonds 2,775 5.000 07/15/35 2,898
Port Authority of New York & New Jersey Revenue Bonds 1,000 4.000 07/15/36 940
Port Authority of New York & New Jersey Revenue Bonds 1,000 5.000 08/01/39 1,038
Port Authority of New York & New Jersey Revenue Bonds 1,000 5.000 08/01/40 1,034
Port Authority of New York & New Jersey Revenue Bonds 1,470 5.000 11/15/42 1,498
Schenectady Metroplex Development Authority Revenue Bonds (µ) 150 4.000 08/01/31 153
Schenectady Metroplex Development Authority Revenue Bonds (µ) 220 4.000 08/01/32 223
Schenectady Metroplex Development Authority Revenue Bonds (µ) 200 4.000 08/01/33 200
Schenectady Metroplex Development Authority Revenue Bonds (µ) 200 4.000 08/01/34 197
Schenectady Metroplex Development Authority Revenue Bonds (µ) 200 4.000 08/01/35 191
Schenectady Metroplex Development Authority Revenue Bonds (µ) 405 4.000 08/01/36 378
State of New York Mortgage Agency Homeowner Mortgage Revenue Bonds 2,070 4.250 10/01/47 2,049
State of New York Mortgage Agency Revenue Bonds 1,550 2.000 10/01/31 1,242
Suffolk Tobacco Asset Securitization Corp. Revenue Bonds 250 4.000 06/01/50 224
Triborough Bridge & Tunnel Authority Revenue Bonds (~)(ae)(Ê) 6,375 2.000 05/15/28 5,415
Triborough Bridge & Tunnel Authority Revenue Bonds 5,000 5.000 11/15/33 5,220
Triborough Bridge & Tunnel Authority Revenue Bonds 1,000 5.000 11/15/38 1,021
TSASC, Inc. Revenue Bonds 2,500 5.000 06/01/29 2,570
Westchester County Local Development Corp. Revenue Bonds (Þ) 1,500 2.875 07/01/26 1,426
Westchester County Local Development Corp. Revenue Bonds 480 5.000 01/01/32 476
Westchester County Local Development Corp. Revenue Bonds 1,350 5.000 05/01/34 1,310
Westchester County Local Development Corp. Revenue Bonds 525 5.000 01/01/37 505
399,080
North Carolina - 0.5%
Charlotte-Mecklenburg Hospital Authority (The) Revenue Bonds (~)(ae)(Ê) 1,000 0.800 10/31/25 915
Chattanooga Health Educational & Housing Facility Board Revenue Bonds (~)(ae)(Ê) 6,300 5.000 12/01/28 6,655
Chattanooga Health Educational & Housing Facility Board Revenue Bonds (~)(ae)(Ê) 1,000 5.000 12/01/31 1,064
City of Charlotte Water & Sewer System Revenue Bonds 2,000 5.000 07/01/33 2,190
Columbus County Industrial Facilities & Pollution Control Financing Authority
Revenue Bonds (~)(ae)(Ê) 325 1.375 05/01/34 300
North Carolina Capital Facilities Finance Agency Revenue Bonds 2,790 5.000 10/01/44 2,889
North Carolina Medical Care Commission Revenue Bonds 25 4.000 03/01/24 25
North Carolina Medical Care Commission Revenue Bonds 250 4.000 01/01/25 241
North Carolina Medical Care Commission Revenue Bonds 25 4.000 03/01/25 25
North Carolina Medical Care Commission Revenue Bonds 240 4.000 01/01/26 228
North Carolina Medical Care Commission Revenue Bonds 145 5.000 03/01/26 144
North Carolina Medical Care Commission Revenue Bonds 565 5.000 01/01/27 547
North Carolina Medical Care Commission Revenue Bonds 170 5.000 03/01/27 168
North Carolina Medical Care Commission Revenue Bonds 790 5.000 01/01/28 758
North Carolina Medical Care Commission Revenue Bonds 200 5.000 03/01/28 195
North Carolina Medical Care Commission Revenue Bonds 560 5.000 01/01/29 532
North Carolina Medical Care Commission Revenue Bonds 160 4.000 03/01/29 146
North Carolina Medical Care Commission Revenue Bonds 655 5.000 01/01/30 614

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — October 31, 2022
See accompanying notes which are an integral part of the financial statements.
662 Tax-Exempt Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
North Carolina Medical Care Commission Revenue Bonds 165 4.000 03/01/30 148
North Carolina Medical Care Commission Revenue Bonds 700 5.000 10/01/30 704
North Carolina Medical Care Commission Revenue Bonds 625 5.000 01/01/31 580
North Carolina Medical Care Commission Revenue Bonds 170 4.000 03/01/31 150
North Carolina Medical Care Commission Revenue Bonds 185 4.000 09/01/34 163
North Carolina Medical Care Commission Revenue Bonds 100 4.000 03/01/36 81
North Carolina Medical Care Commission Revenue Bonds 500 5.000 01/01/38 491
North Carolina Medical Care Commission Revenue Bonds 225 4.000 09/01/41 181
North Carolina Turnpike Authority Revenue Bonds (µ) 1,310 5.000 01/01/28 1,371
21,505
North Dakota - 0.2%
City of Grand Forks Healthcare System Revenue Bonds 675 4.000 12/01/37 577
City of Grand Forks Healthcare System Revenue Bonds 1,795 4.000 12/01/41 1,448
City of Horace General Obligation Unlimited 925 3.250 08/01/24 910
City of Horace General Obligation Unlimited 150 3.000 05/01/41 110
City of Williston Revenue Bonds 4,155 4.500 11/01/26 4,193
7,238
Ohio - 2.0%
Akron Bath Copley Joint Township Hospital District Revenue Bonds 450 5.000 11/15/30 484
Akron Bath Copley Joint Township Hospital District Revenue Bonds 875 4.000 11/15/36 733
Akron Bath Copley Joint Township Hospital District Revenue Bonds 700 4.000 11/15/37 580
Akron Bath Copley Joint Township Hospital District Revenue Bonds 450 4.000 11/15/38 368
American Municipal Power, Inc. Revenue Bonds 400 5.000 02/15/23 402
American Municipal Power, Inc. Revenue Bonds 180 5.000 02/15/24 184
American Municipal Power, Inc. Revenue Bonds 175 5.000 02/15/27 185
Buckeye Tobacco Settlement Financing Authority Revenue Bonds 85 5.000 06/01/34 87
Buckeye Tobacco Settlement Financing Authority Revenue Bonds 1,000 5.000 06/01/35 1,021
Buckeye Tobacco Settlement Financing Authority Revenue Bonds 1,000 4.000 06/01/38 897
Buckeye Tobacco Settlement Financing Authority Revenue Bonds 2,450 5.000 06/01/55 2,062
City of Columbus General Obligation Unlimited 4,685 4.000 04/01/33 4,703
City of Hamilton Electric Revenue Bonds (µ) 700 4.000 10/01/34 695
City of Hamilton Electric Revenue Bonds (µ) 730 4.000 10/01/35 719
City of Hamilton Electric Revenue Bonds (µ) 590 4.000 10/01/36 578
City of Upper Arlington General Obligation Limited 610 5.250 12/01/36 632
City of Upper Arlington General Obligation Limited 500 5.750 12/01/40 524
Cleveland Municipal School District General Obligation Unlimited 1,000 5.000 12/01/27 1,011
County of Cuyahoga Certificate of Participation 14,065 5.000 12/01/27 14,313
County of Cuyahoga Certificate of Participation 1,990 5.000 12/01/28 2,023
County of Franklin Revenue Bonds 575 4.000 07/01/40 470
County of Franklin Revenue Bonds 330 5.250 11/15/40 294
County of Hamilton Revenue Bonds 1,350 5.000 01/01/31 1,280
County of Miami Revenue Bonds 1,940 5.000 08/01/49 1,855
Crestview Local School District/Columbiana County Certificate of Participation (µ) 375 4.000 12/01/41 335
Crestview Local School District/Columbiana County Certificate of Participation (µ) 425 4.000 12/01/45 369
Cuyahoga County Hospital Revenue Bonds 7,700 5.000 02/15/37 7,663
Cuyahoga Metropolitan Housing Authority Revenue Bonds 450 2.000 12/01/31 369
Euclid City School District Certificate of Participation (µ) 175 4.000 12/01/30 176
Euclid City School District Certificate of Participation (µ) 185 4.000 12/01/31 186
Euclid City School District Certificate of Participation (µ) 130 4.000 12/01/32 131

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — October 31, 2022
See accompanying notes which are an integral part of the financial statements.
Tax-Exempt Bond Fund 663
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Euclid City School District Certificate of Participation (µ) 135 4.000 12/01/33 136
Euclid City School District Certificate of Participation (µ) 110 4.000 12/01/34 110
Euclid City School District Certificate of Participation (µ) 215 4.000 12/01/35 214
Euclid City School District Certificate of Participation (µ) 445 4.000 12/01/36 442
Euclid City School District Certificate of Participation (µ) 380 4.000 12/01/38 345
Green Local School District/Summit County General Obligation Unlimited 1,000 5.500 11/01/47 1,065
Hillsdale Local School District Certificate of Participation (µ) 3,050 4.000 12/01/32 3,037
Lancaster Port Authority Revenue Bonds (~)(ae)(Ê) 1,860 5.000 02/01/25 1,882
Middletown City School District General Obligation Unlimited (ae) 5 5.250 12/01/34 5
Northeast Ohio Medical University Revenue Bonds 50 4.000 12/01/35 45
Ohio Air Quality Development Authority Revenue Bonds 1,000 2.875 02/01/26 928
Ohio Air Quality Development Authority Revenue Bonds (~)(ae)(Ê) 7,360 4.000 06/01/27 7,085
Ohio Higher Educational Facility Commission Revenue Bonds 50 5.000 01/01/28 45
Ohio Higher Educational Facility Commission Revenue Bonds 830 4.000 07/01/30 802
Ohio Higher Educational Facility Commission Revenue Bonds 520 5.000 07/01/31 535
Ohio Higher Educational Facility Commission Revenue Bonds 600 4.000 07/01/33 561
Ohio Higher Educational Facility Commission Revenue Bonds 750 5.000 07/01/33 768
Ohio Higher Educational Facility Commission Revenue Bonds 600 5.000 01/15/34 598
Ohio Higher Educational Facility Commission Revenue Bonds 485 4.000 07/01/34 449
Ohio Higher Educational Facility Commission Revenue Bonds 420 5.000 07/01/34 429
Ohio Higher Educational Facility Commission Revenue Bonds 195 5.000 01/15/35 194
Ohio Higher Educational Facility Commission Revenue Bonds 220 5.000 01/15/36 218
Ohio Higher Educational Facility Commission Revenue Bonds 1,095 4.000 07/01/36 971
Ohio Higher Educational Facility Commission Revenue Bonds 600 4.000 07/01/37 520
Ohio Higher Educational Facility Commission Revenue Bonds 250 5.750 09/01/37 251
Ohio Higher Educational Facility Commission Revenue Bonds 250 6.000 09/01/42 250
Ohio Housing Finance Agency Revenue Bonds 1,795 4.500 09/01/48 1,787
Port of Greater Cincinnati Development Authority Revenue Bonds (~)(ae)(Ê) 150 4.375 06/15/26 136
Port of Greater Cincinnati Development Authority Revenue Bonds (Þ) 100 3.750 12/01/31 83
State of Ohio Revenue Bonds 950 5.000 01/15/35 968
State of Ohio Revenue Bonds 830 5.000 01/15/36 843
State of Ohio Revenue Bonds 815 4.000 01/15/37 714
State of Ohio Revenue Bonds 2,200 4.000 01/15/38 1,895
State of Ohio Revenue Bonds 1,550 4.000 01/15/40 1,308
Toledo-Lucas County Port Authority Revenue Bonds 1,965 5.000 07/01/29 1,922
Toledo-Lucas County Port Authority Revenue Bonds 250 4.000 01/01/38 206
Toledo-Lucas County Port Authority Revenue Bonds 100 4.000 01/01/41 80
United Local School District Certificate of Participation (µ) 120 4.000 12/01/29 121
United Local School District Certificate of Participation (µ) 175 4.000 12/01/30 176
United Local School District Certificate of Participation (µ) 315 4.000 12/01/32 314
United Local School District Certificate of Participation (µ) 1,200 4.000 12/01/34 1,180
Willoughby-Eastlake City School District General Obligation Unlimited (ae) 1,000 5.000 12/01/25 1,049
79,996
Oklahoma - 0.4%
Carter County Public Facilities Authority Revenue Bonds 3,625 5.000 09/01/31 3,715
City of Tulsa General Obligation Unlimited 2,800 2.000 11/01/28 2,450
Cleveland County Educational Facilities Authority Revenue Bonds 825 5.000 06/01/24 845
Oklahoma Development Finance Authority Revenue Bonds 2,000 5.000 08/15/28 2,046
Oklahoma Development Finance Authority Revenue Bonds 3,000 5.250 08/15/43 2,516

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — October 31, 2022
See accompanying notes which are an integral part of the financial statements.
664 Tax-Exempt Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Oklahoma Housing Finance Agency Revenue Bonds 965 4.750 09/01/48 966
Oklahoma Water Resources Board Revenue Bonds 1,500 5.000 04/01/33 1,591
14,129
Oregon - 0.4%
City of Portland Sewer System Revenue Bonds 340 5.000 05/01/30 372
County of Yamhill Revenue Bonds 500 4.000 12/01/27 497
Oregon State Business Development Commission Revenue Bonds (~)(ae)(Ê) 1,950 2.400 12/01/40 1,922
Oregon State Facilities Authority Revenue Bonds 50 5.000 10/01/28 52
Oregon State Facilities Authority Revenue Bonds 75 5.000 10/01/29 78
Oregon State Facilities Authority Revenue Bonds (~)(Ê) 9,100 2.300 08/01/34 9,100
Oregon State Facilities Authority Revenue Bonds 50 5.000 10/01/35 50
Oregon State Facilities Authority Revenue Bonds (Þ) 750 5.000 10/01/36 661
Salem Hospital Facility Authority Revenue Bonds 130 5.000 05/15/25 129
Salem Hospital Facility Authority Revenue Bonds 135 5.000 05/15/26 134
Salem-Keizer School District No. 24J General Obligation Unlimited 3,000 4.000 06/15/37 2,844
State of Oregon General Obligation Unlimited 150 1.250 08/01/27 131
State of Oregon General Obligation Unlimited 120 1.375 08/01/28 102
State of Oregon General Obligation Unlimited 125 1.500 08/01/29 104
State of Oregon General Obligation Unlimited 500 5.000 12/01/31 528
State of Oregon General Obligation Unlimited 425 4.250 06/01/49 421
Yamhill County Hospital Authority Revenue Bonds 85 1.750 11/15/26 77
17,202
Pennsylvania - 4.4%
Allegheny County Airport Authority Revenue Bonds 1,000 5.000 01/01/34 1,048
Allegheny County Airport Authority Revenue Bonds 1,000 5.000 01/01/35 1,038
Allegheny County Airport Authority Revenue Bonds (µ) 3,135 4.000 01/01/39 2,837
Allegheny County Airport Authority Revenue Bonds (µ) 3,260 4.000 01/01/40 2,925
Allegheny County Airport Authority Revenue Bonds (µ) 3,140 4.000 01/01/41 2,809
Allegheny County Higher Education Building Authority Revenue Bonds 790 5.000 10/15/26 792
Allegheny County Higher Education Building Authority Revenue Bonds (SOFR +
0.290%)(ae)(Ê) 750 2.425 08/01/27 710
Allegheny County Higher Education Building Authority Revenue Bonds 835 5.000 10/15/27 835
Allegheny County Higher Education Building Authority Revenue Bonds 870 5.000 10/15/28 870
Allegheny County Higher Education Building Authority Revenue Bonds 665 5.250 09/01/33 640
Allegheny County Hospital Development Authority Revenue Bonds 1,145 5.000 04/01/30 1,181
Allegheny County Sanitary Authority Revenue Bonds 1,000 4.000 06/01/35 951
Allentown City School District General Obligation Limited (µ) 2,250 5.000 02/01/31 2,403
Allentown City School District General Obligation Limited (µ) 4,385 5.000 02/01/33 4,643
Allentown City School District General Obligation Limited (µ) 1,000 4.000 02/01/36 927
Allentown City School District General Obligation Limited (µ) 2,250 5.000 02/01/37 2,355
Allentown Neighborhood Improvement Zone Development Authority Revenue Bonds 75 5.000 05/01/26 76
Bucks County Industrial Development Authority Revenue Bonds 50 5.000 07/01/25 50
Bucks County Industrial Development Authority Revenue Bonds 50 5.000 07/01/26 50
Bucks County Industrial Development Authority Revenue Bonds 50 5.000 07/01/27 50
Bucks County Industrial Development Authority Revenue Bonds 50 5.000 07/01/28 50
Bucks County Industrial Development Authority Revenue Bonds 50 5.000 07/01/29 50
Bucks County Industrial Development Authority Revenue Bonds 75 5.000 07/01/30 75
Bucks County Industrial Development Authority Revenue Bonds 330 5.000 10/01/30 333
Bucks County Industrial Development Authority Revenue Bonds 350 5.000 10/01/31 352

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — October 31, 2022
See accompanying notes which are an integral part of the financial statements.
Tax-Exempt Bond Fund 665
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Bucks County Industrial Development Authority Revenue Bonds 610 5.000 07/01/33 583
Bucks County Industrial Development Authority Revenue Bonds 535 5.000 07/01/34 505
Bucks County Industrial Development Authority Revenue Bonds 415 5.000 07/01/35 386
Bucks County Industrial Development Authority Revenue Bonds 635 5.000 07/01/36 586
Bucks County Industrial Development Authority Revenue Bonds 1,340 5.000 07/01/37 1,217
Bucks County Industrial Development Authority Revenue Bonds 1,390 5.000 07/01/38 1,252
Bucks County Industrial Development Authority Revenue Bonds 1,440 5.000 07/01/39 1,282
Butler County General Authority Revenue Bonds (USD 3 Month LIBOR + 0.700%)
(µ)(Ê) 14,755 1.660 10/01/34 13,953
Chester County Industrial Development Authority Revenue Bonds (Þ) 1,360 5.000 10/15/32 1,297
Chester County Industrial Development Authority Revenue Bonds 1,320 4.000 12/01/37 1,209
Chester County Industrial Development Authority Revenue Bonds 1,500 4.000 12/01/38 1,359
Chester County Industrial Development Authority Special Assessment (Þ) 227 4.375 03/01/28 218
City of Erie General Obligation Unlimited (µ) 3,750 3.208 11/15/37 1,760
City of Erie Higher Education Building Authority Revenue Bonds 100 4.000 05/01/36 85
City of Erie Higher Education Building Authority Revenue Bonds 100 4.000 05/01/41 80
City of Oil General Obligation Unlimited (µ) 175 4.000 12/01/31 176
City of Oil General Obligation Unlimited (µ) 200 4.000 12/01/34 194
City of Philadelphia General Obligation Unlimited (~)(Ê) 5,015 2.350 08/01/31 5,015
City of Philadelphia General Obligation Unlimited 5,000 5.000 08/01/33 5,192
City of Philadelphia General Obligation Unlimited 5,000 5.000 08/01/34 5,186
City of Wilkes-Barre General Obligation Unlimited (µ) 1,000 4.000 11/15/38 923
City of York General Obligation Unlimited 105 5.000 11/15/24 105
City of York General Obligation Unlimited 955 5.000 11/15/26 959
City of York General Obligation Unlimited 1,755 5.000 11/15/27 1,764
Coatesville Area School District Building Authority Revenue Bonds (µ) 425 5.000 12/01/24 428
Coatesville Area School District Building Authority Revenue Bonds (µ) 335 5.000 12/01/26 338
Coatesville Area School District Building Authority Revenue Bonds (µ) 360 5.000 12/01/27 363
Commonwealth Financing Authority Revenue Bonds 1,500 5.000 06/01/25 1,537
Commonwealth Financing Authority Revenue Bonds (µ) 13,000 4.000 06/01/39 11,841
Commonwealth of Pennsylvania General Obligation Unlimited 6,075 5.000 08/15/23 6,159
County of Beaver General Obligation Unlimited (µ) 1,000 5.000 04/15/25 1,033
County of Luzerne General Obligation Unlimited (µ) 500 5.000 12/15/27 528
Dauphin County General Authority Revenue Bonds (Þ) 700 4.250 10/15/26 669
Deer Creek Drainage Basin Authority Revenue Bonds (µ) 300 5.000 12/01/29 327
Deer Creek Drainage Basin Authority Revenue Bonds (µ) 500 4.000 12/01/31 506
Deer Creek Drainage Basin Authority Revenue Bonds (µ) 280 4.000 12/01/34 276
Deer Creek Drainage Basin Authority Revenue Bonds (µ) 250 4.000 12/01/37 230
Delaware County Vocational & Technical School Authority Revenue Bonds (µ) 1,120 5.000 11/01/27 1,139
Delaware County Vocational & Technical School Authority Revenue Bonds (µ) 1,140 5.000 11/01/28 1,160
Delaware County Vocational & Technical School Authority Revenue Bonds (µ) 1,500 5.250 11/01/33 1,529
Delaware Valley Regional Finance Authority Revenue Bonds (USD 1 Month LIBOR
+ 0.880%)(ae)(Ê) 10,000 0.996 09/01/48 9,825
General Authority of Southcentral Pennsylvania Revenue Bonds 150 4.000 06/01/44 126
Indiana County Industrial Development Authority Revenue Bonds (µ) 650 5.000 05/01/27 673
Lancaster County Hospital Authority Revenue Bonds 1,000 5.000 11/01/41 1,005
Lancaster Higher Education Authority Revenue Bonds 2,250 5.000 10/01/37 2,135
Lancaster Industrial Development Authority Revenue Bonds 165 4.000 07/01/31 148
Lancaster Industrial Development Authority Revenue Bonds 125 4.000 07/01/37 104

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — October 31, 2022
See accompanying notes which are an integral part of the financial statements.
666 Tax-Exempt Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Latrobe Industrial Development Authority Revenue Bonds 175 5.000 03/01/31 172
Lehigh County Industrial Development Authority Revenue Bonds 8,240 3.000 09/01/29 7,592
Manheim Central School District Revenue Bonds 850 4.000 05/01/38 787
Mifflin County School District General Obligation Limited (µ) 1,000 5.000 09/01/30 1,032
Montgomery County Higher Education & Health Authority Revenue Bonds 150 4.000 09/01/37 135
Montgomery County Higher Education & Health Authority Revenue Bonds 150 4.000 09/01/38 133
Montgomery County Higher Education & Health Authority Revenue Bonds 150 4.000 09/01/39 131
Montgomery County Industrial Development Authority General Obligation Unlimited 50 4.000 10/01/36 43
Montgomery County Industrial Development Authority General Obligation Unlimited 50 4.000 10/01/41 41
North Allegheny School District General Obligation Limited 1,000 4.000 05/01/35 973
North Pocono School District General Obligation Limited (µ) 885 4.000 09/15/31 890
Northampton County General Purpose Authority Revenue Bonds 150 5.000 10/01/31 151
Northern Tioga School District General Obligation Limited (µ) 650 5.000 04/01/30 693
Pennsylvania Economic Development Financing Authority Revenue Bonds (~)(ae)(Ê) 1,820 0.950 12/01/26 1,556
Pennsylvania Economic Development Financing Authority Revenue Bonds 400 4.000 07/01/33 358
Pennsylvania Economic Development Financing Authority Revenue Bonds 245 4.000 03/15/36 221
Pennsylvania Economic Development Financing Authority Revenue Bonds 155 4.000 10/15/37 138
Pennsylvania Economic Development Financing Authority Revenue Bonds 1,500 3.000 04/01/39 1,114
Pennsylvania Economic Development Financing Authority Revenue Bonds 150 4.000 10/15/40 127
Pennsylvania Economic Development Financing Authority Revenue Bonds 245 4.000 07/01/41 201
Pennsylvania Turnpike Commission Revenue Bonds (µ) 3,695 6.250 06/01/33 4,029
Pennsylvania Turnpike Commission Revenue Bonds 905 4.000 12/01/36 828
Pennsylvania Turnpike Commission Revenue Bonds 750 5.000 12/01/36 762
Pennsylvania Turnpike Commission Revenue Bonds 1,000 4.000 12/01/37 907
Pennsylvania Turnpike Commission Revenue Bonds 750 5.000 12/01/38 759
Pennsylvania Turnpike Commission Revenue Bonds 625 4.000 12/01/42 534
Pennsylvania Turnpike Commission Revenue Bonds 180 5.000 12/01/43 180
Pennsylvania Turnpike Commission Revenue Bonds (µ) 2,630 5.000 12/01/44 2,656
Pennsylvania Turnpike Commission Revenue Bonds 4,500 5.250 12/01/44 4,562
Philadelphia Authority for Industrial Development Revenue Bonds (Þ) 305 5.000 06/15/25 305
Philadelphia Authority for Industrial Development Revenue Bonds (Þ) 660 5.000 06/15/27 656
Philadelphia Authority for Industrial Development Revenue Bonds (Þ) 415 5.000 06/15/28 411
Philadelphia Authority for Industrial Development Revenue Bonds (Þ) 440 5.000 06/15/29 432
Philadelphia Authority for Industrial Development Revenue Bonds (µ) 510 5.000 12/01/29 544
Philadelphia Authority for Industrial Development Revenue Bonds 100 5.000 08/01/30 100
Philadelphia Authority for Industrial Development Revenue Bonds 340 5.000 06/15/32 320
Philadelphia Authority for Industrial Development Revenue Bonds 2,000 8.000 01/01/33 2,015
Philadelphia Hospitals & Higher Education Facilities Authority Revenue Bonds 500 5.000 07/01/28 513
Pittsburgh School District General Obligation Limited 3,000 3.000 09/01/40 2,202
Pittsburgh Water & Sewer Authority Revenue Bonds (µ) 375 4.000 09/01/34 371
Pittsburgh Water & Sewer Authority Revenue Bonds (µ) 150 5.000 09/01/34 158
Pittsburgh Water & Sewer Authority Revenue Bonds (µ) 75 4.000 09/01/35 73
Pittsburgh Water & Sewer Authority Revenue Bonds (µ) 265 5.000 09/01/35 279
Pittsburgh Water & Sewer Authority Revenue Bonds (µ) 1,300 5.000 09/01/36 1,364
Pittsburgh Water & Sewer Authority Revenue Bonds (µ) 1,300 5.000 09/01/37 1,359
Pittsburgh Water & Sewer Authority Revenue Bonds (µ) 1,040 5.000 09/01/38 1,085
Reading School District General Obligation Limited (µ) 785 5.000 03/01/35 814
Reading School District General Obligation Limited (µ) 720 5.000 03/01/36 744

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — October 31, 2022
See accompanying notes which are an integral part of the financial statements.
Tax-Exempt Bond Fund 667
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
School District of Philadelphia (The) General Obligation Limited (µ)(ae) 10 5.000 09/01/26 11
School District of Philadelphia (The) General Obligation Limited (µ) 4,435 5.000 09/01/27 4,664
Scranton School District General Obligation Unlimited (µ) 490 5.000 06/01/32 523
Scranton School District General Obligation Unlimited (µ) 330 5.000 12/01/33 347
Scranton School District General Obligation Unlimited (µ) 575 5.000 06/01/34 611
Scranton School District General Obligation Unlimited (µ) 560 5.000 06/01/36 592
Shenandoah Valley School District General Obligation Unlimited (µ) 935 4.000 08/01/26 949
South Wayne County Water and Sewer Authority Revenue Bonds (µ) 1,280 4.000 02/15/32 1,288
South Wayne County Water and Sewer Authority Revenue Bonds (µ) 730 4.000 02/15/34 725
West Mifflin School District General Obligation Limited (µ) 1,000 5.000 04/01/28 1,050
West Mifflin School District General Obligation Limited (µ) 3,045 4.000 04/01/30 3,087
Westmoreland County Industrial Development Authority Revenue Bonds 80 5.000 07/01/28 82
Westmoreland County Industrial Development Authority Revenue Bonds 210 5.000 07/01/29 217
Westmoreland County Industrial Development Authority Revenue Bonds 60 5.000 07/01/30 62
Wilkes-Barre Finance Authority Revenue Bonds 325 4.000 03/01/42 249
175,322
Puerto Rico - 2.9%
Commonwealth of Puerto Rico General Obligation Unlimited 275 5.250 07/01/23 275
Commonwealth of Puerto Rico General Obligation Unlimited 5,411 5.375 07/01/25 5,408
Commonwealth of Puerto Rico General Obligation Unlimited 15,446 5.625 07/01/27 15,555
Commonwealth of Puerto Rico General Obligation Unlimited 785
Zero
coupon 07/01/33 399
Commonwealth of Puerto Rico General Obligation Unlimited 1,500 4.000 07/01/33 1,269
Commonwealth of Puerto Rico General Obligation Unlimited 1,150 4.000 07/01/35 940
Commonwealth of Puerto Rico General Obligation Unlimited 1,100 4.000 07/01/41 836
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue Bonds (Þ) 315 5.000 07/01/25 313
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue Bonds (Þ) 4,875 5.000 07/01/30 4,662
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue Bonds (Þ) 1,520 5.000 07/01/33 1,416
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue Bonds (Þ) 400 5.000 07/01/35 367
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue Bonds (Þ) 7,750 5.000 07/01/37 6,984
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue Bonds (Þ) 9,450 5.000 07/01/47 8,067
Puerto Rico Electric Power Authority Revenue Bonds (µ) 385 4.000 07/01/23 384
Puerto Rico Electric Power Authority Revenue Bonds (USD 3 Month LIBOR +
0.520%)(µ)(Ê) 8,820 1.480 07/01/29 8,263
Puerto Rico Electric Power Authority Revenue Bonds (µ) 230 4.375 07/01/30 229
Puerto Rico Highway & Transportation Authority Revenue Bonds (µ) 70 5.500 07/01/26 72
Puerto Rico Highway & Transportation Authority Revenue Bonds (µ) 950 5.000 07/01/27 957
Puerto Rico Highway & Transportation Authority Revenue Bonds (µ) 320 5.500 07/01/29 323
Puerto Rico Highway & Transportation Authority Revenue Bonds (µ) 40 5.500 07/01/31 40
Puerto Rico Highway & Transportation Authority Revenue Bonds (µ) 70 5.250 07/01/32 69
Puerto Rico Highway & Transportation Authority Revenue Bonds (µ) 515 5.250 07/01/33 503
Puerto Rico Highway & Transportation Authority Revenue Bonds (µ) 360 5.250 07/01/34 349
Puerto Rico Highway & Transportation Authority Revenue Bonds (µ) 1,275 5.250 07/01/35 1,235
Puerto Rico Highway & Transportation Authority Revenue Bonds (µ) 5,135 5.250 07/01/36 4,968
Puerto Rico Highway & Transportation Authority Revenue Bonds (µ) 500 4.750 07/01/38 468
Puerto Rico Highway & Transportation Authority Revenue Bonds (µ) 250 5.250 07/01/38 235
Puerto Rico Highway & Transportation Authority Revenue Bonds (µ) 250 5.250 07/01/41 240
Puerto Rico Industrial Tourist Educational Medical & Environmental Central
Facilities Financial Authority Revenue Bonds 285 5.000 07/01/30 298

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — October 31, 2022
See accompanying notes which are an integral part of the financial statements.
668 Tax-Exempt Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Puerto Rico Industrial Tourist Educational Medical & Environmental Central
Facilities Financial Authority Revenue Bonds 235 4.000 07/01/37 194
Puerto Rico Municipal Finance Agency General Obligation Unlimited (µ) 3,090 5.000 08/01/27 3,134
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds 4,265 2.953 07/01/27 3,321
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds 327 3.071 07/01/29 227
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds 9,830 3.171 07/01/31 5,999
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds 4,039 3.450 07/01/33 2,166
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds 9,975 4.500 07/01/34 9,044
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds 28,455 4.329 07/01/40 23,866
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds 2,525 4.550 07/01/40 2,177
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds 650 5.709 07/01/46 141
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds 1,200
Zero
coupon 07/01/51 185
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds 596 5.000 07/01/58 511
116,089
Rhode Island - 0.5%
Providence Public Building Authority Revenue Bonds (µ) 410 5.875 06/15/26 411
Providence Public Building Authority Revenue Bonds (µ) 1,845 4.000 09/15/34 1,798
Providence Public Building Authority Revenue Bonds (µ) 1,900 5.000 09/15/38 1,973
Rhode Island Health & Educational Building Corp. Revenue Bonds 200 5.000 08/15/27 212
Rhode Island Health & Educational Building Corp. Revenue Bonds 2,495 5.000 05/15/28 2,514
Rhode Island Health & Educational Building Corp. Revenue Bonds 1,250 5.000 05/15/29 1,256
Rhode Island Health & Educational Building Corp. Revenue Bonds (µ) 375 5.000 05/15/32 402
Rhode Island Health & Educational Building Corp. Revenue Bonds (µ) 300 5.000 05/15/33 320
Rhode Island Health & Educational Building Corp. Revenue Bonds (µ) 1,750 4.000 05/15/34 1,723
Rhode Island Health & Educational Building Corp. Revenue Bonds (µ) 300 5.000 05/15/36 318
Rhode Island Health & Educational Building Corp. Revenue Bonds 1,175 5.500 05/15/40 1,264
Rhode Island Health & Educational Building Corp. Revenue Bonds 1,435 5.500 05/15/41 1,533
Rhode Island Health & Educational Building Corp. Revenue Bonds 3,965 5.500 05/15/47 4,173
Rhode Island Housing and Mortgage Finance Corp. Revenue Bonds 520 5.000 10/01/27 546
Rhode Island Housing and Mortgage Finance Corp. Revenue Bonds 485 5.000 04/01/28 509
Rhode Island Housing and Mortgage Finance Corp. Revenue Bonds 1,000 5.000 10/01/42 980
State of Rhode Island General Obligation Unlimited 2,000 4.000 04/01/34 1,989
21,921
South Carolina - 0.6%
City of Anderson Water & Sewer Revenue Bonds 950 5.000 07/01/29 1,034
City of Charleston Waterworks & Sewer System Revenue Bonds 2,310 4.000 01/01/29 2,381
Lee County School Facilities, Inc. Revenue Bonds (µ) 1,050 4.000 12/01/27 1,076
Orangeburg County Facilities Corp. Revenue Bonds 1,140 5.000 12/01/27 1,202
Orangeburg County Facilities Corp. Revenue Bonds 1,410 5.000 12/01/28 1,492
Orangeburg County Facilities Corp. Revenue Bonds 1,560 5.000 12/01/30 1,645
Orangeburg County Facilities Corp. Revenue Bonds 1,695 4.000 12/01/32 1,602
Orangeburg County Facilities Corp. Revenue Bonds 1,165 4.000 12/01/33 1,082
South Carolina Economic Development Authority Revenue Bonds (ae) 3,800 5.250 08/01/30 3,857
South Carolina Public Service Authority Revenue Bonds 3,399 4.000 12/01/30 3,253
South Carolina Public Service Authority Revenue Bonds 2,080 5.000 12/01/31 2,128
South Carolina Public Service Authority Revenue Bonds 194 4.000 12/01/34 177
Sumter Two School Facilities, Inc. Revenue Bonds (µ) 1,360 5.000 12/01/26 1,415
Williamsburg County Public Facilities Corp. Revenue Bonds (µ) 500 4.000 06/01/31 495

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — October 31, 2022
See accompanying notes which are an integral part of the financial statements.
Tax-Exempt Bond Fund 669
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Williamsburg County Public Facilities Corp. Revenue Bonds (µ) 670 4.000 06/01/32 643
23,482
South Dakota - 0.1%
Baltic School District No. 49-1 General Obligation Unlimited (µ) 400 4.500 12/01/42 382
County of Lawrence Certificate of Participation (µ) 700 4.000 12/01/35 691
County of Lawrence Certificate of Participation (µ) 760 4.000 12/01/37 741
County of Lincoln Revenue Bonds 100 4.000 08/01/41 79
South Dakota Conservancy District Revenue Bonds 730 5.000 08/01/32 784
2,677
Tennessee - 0.4%
Chattanooga Health Educational & Housing Facility Board Revenue Bonds 600 5.000 10/01/26 599
Chattanooga-Hamilton County Hospital Authority Revenue Bonds 630 5.000 10/01/23 637
Greenville Health & Educational Facilities Board Revenue Bonds 700 4.000 07/01/40 588
Knox County Health Educational & Housing Facility Board Revenue Bonds 1,750 5.000 04/01/29 1,781
Metropolitan Government Nashville & Davidson County Health & Educational
Facilities Board Revenue Bonds (~)(ae)(Ê) 2,000 4.000 04/01/25 1,991
Metropolitan Government Nashville & Davidson County Health & Educational
Facilities Board Revenue Bonds 400 4.000 10/01/28 376
Metropolitan Government Nashville & Davidson County Health & Educational
Facilities Board Revenue Bonds 210 4.000 10/01/30 192
Metropolitan Government Nashville & Davidson County Health & Educational
Facilities Board Revenue Bonds 2,210 5.000 07/01/35 2,221
Tennergy Corp. Natural Gas Revenue Bonds (~)(ae)(Ê) 2,440 5.000 02/01/50 2,467
Tennessee Housing Development Agency Revenue Bonds 2,750 3.000 01/01/29 2,668
Tennessee Housing Development Agency Revenue Bonds 2,665 4.500 07/01/49 2,653
16,173
Texas - 9.2%
Alamito Public Facility Corp. Revenue Bonds (~)(ae)(Ê) 6,295 3.500 09/01/24 6,178
Arlington Higher Education Finance Corp. Revenue Bonds 1,000 5.000 08/15/26 1,028
Arlington Higher Education Finance Corp. Revenue Bonds 750 5.000 12/01/27 795
Arlington Higher Education Finance Corp. Revenue Bonds 500 5.000 12/01/28 530
Arlington Higher Education Finance Corp. Revenue Bonds 225 4.000 08/15/32 218
Arlington Higher Education Finance Corp. Revenue Bonds 785 5.000 12/01/33 821
Arlington Higher Education Finance Corp. Revenue Bonds 650 5.000 12/01/34 678
Arlington Higher Education Finance Corp. Revenue Bonds 2,815 4.000 08/15/42 2,487
Austin Community College District Public Facility Corp. Revenue Bonds 1,045 5.000 08/01/23 1,059
Austin Community College District Public Facility Corp. Revenue Bonds 1,115 5.000 08/01/24 1,147
Barbers Hill Independent School District General Obligation Unlimited 1,625 4.000 02/15/41 1,541
Baytown Municipal Development District Revenue Bonds 1,375 5.000 10/01/37 1,433
Baytown Municipal Development District Revenue Bonds 1,440 5.000 10/01/38 1,496
Baytown Municipal Development District Revenue Bonds 1,590 5.000 10/01/40 1,641
Bexar County Health Facilities Development Corp. Revenue Bonds 1,765 4.000 07/15/31 1,570
Bexar County Health Facilities Development Corp. Revenue Bonds 1,430 5.000 07/15/33 1,342
Brazoria County Toll Road Authority Revenue Bonds 225 5.000 03/01/32 238
Brazoria County Toll Road Authority Revenue Bonds 200 5.000 03/01/33 210
Central Texas Regional Mobility Authority Revenue Bonds 700 5.000 01/01/27 718
Central Texas Regional Mobility Authority Revenue Bonds 1,200 5.000 01/01/35 1,251
Central Texas Regional Mobility Authority Revenue Bonds 900 4.000 01/01/36 818
Central Texas Regional Mobility Authority Revenue Bonds 1,405 5.000 01/01/36 1,430
Central Texas Regional Mobility Authority Revenue Bonds 1,285 5.000 01/01/37 1,306
Central Texas Regional Mobility Authority Revenue Bonds 150 4.000 01/01/40 130

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — October 31, 2022
See accompanying notes which are an integral part of the financial statements.
670 Tax-Exempt Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Central Texas Regional Mobility Authority Revenue Bonds 1,490 5.000 01/01/40 1,488
Central Texas Turnpike System Revenue Bonds (µ) 860 1.717 08/15/23 836
Central Texas Turnpike System Revenue Bonds 500 5.000 08/15/23 506
Central Texas Turnpike System Revenue Bonds 500 5.000 08/15/42 502
City of Amarillo TX Waterworks & Sewer System Revenue Bonds 1,000 4.000 04/01/39 917
City of Amarillo TX Waterworks & Sewer System Revenue Bonds 1,130 4.000 04/01/40 1,028
City of Arlington Special Tax Revenue Special Tax (µ) 1,785 5.000 02/15/34 1,854
City of Arlington Special Tax Revenue Special Tax (µ) 3,620 5.000 02/15/37 3,718
City of Arlington Special Tax Revenue Special Tax (µ) 6,250 5.000 02/15/43 6,330
City of Arlington Tax Allocation 275 5.000 08/15/32 279
City of Arlington Tax Allocation 305 5.000 08/15/34 306
City of Arlington Tax Allocation 335 5.000 08/15/36 335
City of Austin Electric Utility Revenue Bonds 2,155 5.000 11/15/39 2,246
City of Austin General Obligation Limited 2,080 5.000 09/01/23 2,111
City of Austin Water & Wastewater System Revenue Bonds 300 5.000 11/15/38 321
City of Austin Water & Wastewater System Revenue Bonds 400 5.000 11/15/39 427
City of Austin Water & Wastewater System Revenue Bonds 500 5.000 11/15/40 532
City of Celina Special Assessment (Þ) 296 4.375 09/01/27 282
City of Celina Special Assessment (Þ) 169 4.500 09/01/27 164
City of Celina Special Assessment 100 3.625 09/01/30 85
City of Celina Special Assessment 575 4.800 09/01/37 528
City of Celina Special Assessment 230 4.250 09/01/40 191
City of Crandall Special Assessment (Þ) 50 3.375 09/15/26 45
City of Crandall Special Assessment (Þ) 300 4.000 09/15/31 261
City of Dallas Hotel Occupancy Tax Revenue Bonds 1,105 4.000 08/15/29 1,070
City of Dallas Hotel Occupancy Tax Revenue Bonds 1,045 4.000 08/15/30 1,008
City of Dallas Hotel Occupancy Tax Revenue Bonds 1,400 4.000 08/15/31 1,336
City of Donna Revenue Bonds (µ) 1,090 5.000 02/15/31 1,114
City of El Paso Water & Sewer Revenue Bonds 3,030 5.000 03/01/25 3,095
City of Elgin General Obligation Limited (µ) 340 4.000 07/15/28 346
City of Elgin General Obligation Limited (µ) 365 4.000 07/15/30 371
City of Elgin General Obligation Limited (µ) 600 4.000 07/15/32 599
City of Elgin General Obligation Limited (µ) 175 4.000 07/15/34 169
City of Fate Special Assessment (Þ) 265 3.750 08/15/27 247
City of Fort Worth Revenue Bonds 2,050 5.250 03/01/36 2,079
City of Fort Worth Water & Sewer System Revenue Bonds 6,045 3.000 02/15/35 5,161
City of Georgetown Utility System Revenue Bonds (µ) 750 5.000 08/15/29 803
City of Hackberry Revenue Bonds 1,710 4.625 09/01/37 1,551
City of Hackberry Revenue Bonds 1,350 4.500 09/01/38 1,180
City of Haslet Special Assessment (Þ) 347 2.625 09/01/26 305
City of Houston Airport System Revenue Bonds 1,660 5.000 07/01/30 1,748
City of Houston Airport System Revenue Bonds 1,655 5.000 07/01/32 1,726
City of Houston Combined Utility System Revenue Bonds (µ) 5,000
Zero
coupon 12/01/28 3,989
City of Houston Hotel Occupancy Tax & Special Revenue Bonds 1,470 5.000 09/01/27 1,510
City of Houston Hotel Occupancy Tax & Special Revenue Bonds 1,240 5.000 09/01/34 1,288
City of Hutto Special Assessment (Þ) 241 2.500 09/01/26 211
City of Justin Special Assessment (Þ) 160 4.125 09/01/23 159
City of Justin Special Assessment (Þ) 910 4.625 09/01/28 889

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — October 31, 2022
See accompanying notes which are an integral part of the financial statements.
Tax-Exempt Bond Fund 671
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
City of Kyle Special Assessment (Þ) 324 2.750 09/01/26 281
City of Kyle Special Assessment (Þ) 619 3.625 09/01/27 574
City of Kyle Special Assessment (Þ) 501 3.875 09/01/32 432
City of Lavon Special Assessment (µ) 365 3.000 09/15/30 332
City of Lavon Special Assessment (µ) 380 3.000 09/15/31 335
City of Mesquite Special Assessment Revenue Bonds (Þ) 290 4.750 09/01/28 286
City of Mesquite Special Assessment Revenue Bonds (Þ) 595 5.250 09/01/38 568
City of Midlothian Special Assessment (Þ) 280 2.875 09/15/26 249
City of Mission General Obligation Limited (µ) 100 5.000 02/15/29 107
City of Pilot Point Special Assessment (Þ) 692 4.875 09/15/27 673
City of Pilot Point Special Assessment (Þ) 500 5.125 09/15/32 477
City of Princeton Special Assessment (Þ) 175 2.750 09/01/25 162
City of Princeton Special Assessment (Þ) 201 3.750 09/01/27 186
City of Princeton Special Assessment (Þ) 425 4.375 09/01/28 412
City of Princeton Special Assessment (Þ) 210 2.875 09/01/31 168
City of Princeton Special Assessment (Þ) 128 3.000 09/01/31 103
City of Princeton Special Assessment (Þ) 280 4.000 09/01/32 251
City of Round Rock Utility System Revenue Bonds 1,000 5.000 08/01/24 1,028
City of San Antonio Electric & Gas Systems Revenue Bonds 4,715 5.000 02/01/26 4,960
City of San Antonio Electric & Gas Systems Revenue Bonds 1,250 5.000 02/01/31 1,358
City of San Antonio Electric & Gas Systems Revenue Bonds (~)(ae)(Ê) 3,835 1.750 02/01/33 3,679
City of San Antonio Electric & Gas Systems Revenue Bonds 1,200 4.000 02/01/34 1,200
City of San Antonio Electric & Gas Systems Revenue Bonds 1,900 5.000 02/01/34 2,018
City of San Antonio Electric & Gas Systems Revenue Bonds 1,190 5.000 02/01/35 1,259
City of Temple Tax Allocation (µ) 225 4.000 08/01/32 224
City of Temple Tax Allocation (µ) 235 4.000 08/01/34 230
City of Temple Tax Allocation (µ) 210 4.000 08/01/35 205
City of Temple Tax Allocation (µ) 200 4.000 08/01/37 194
City of Temple Tax Allocation (µ) 220 4.000 08/01/39 202
City of Temple Tax Allocation (µ) 170 4.000 08/01/41 158
City of Venus Special Assessment (Þ) 250 3.125 09/15/31 200
City of Waxahachie General Obligation Limited 1,560 3.000 08/01/41 1,147
City of Waxahachie Special Assessment (Þ) 430 4.875 08/15/27 420
Clifton Higher Education Finance Corp. Revenue Bonds 375 4.000 08/15/30 382
Clifton Higher Education Finance Corp. Revenue Bonds 170 5.000 08/15/30 184
Clifton Higher Education Finance Corp. Revenue Bonds 100 5.000 08/15/31 108
Clifton Higher Education Finance Corp. Revenue Bonds 365 3.000 08/15/32 320
Clifton Higher Education Finance Corp. Revenue Bonds 255 3.000 08/15/33 219
Clifton Higher Education Finance Corp. Revenue Bonds 490 3.000 08/15/34 413
Clifton Higher Education Finance Corp. Revenue Bonds 675 3.000 08/15/35 558
Clifton Higher Education Finance Corp. Revenue Bonds 325 3.000 08/15/36 264
Clifton Higher Education Finance Corp. Revenue Bonds 1,850 4.000 08/15/36 1,738
Clifton Higher Education Finance Corp. Revenue Bonds 725 3.000 08/15/37 577
Clifton Higher Education Finance Corp. Revenue Bonds 2,000 4.000 08/15/37 1,858
Clifton Higher Education Finance Corp. Revenue Bonds 380 3.000 08/15/38 295
Clifton Higher Education Finance Corp. Revenue Bonds 780 3.000 08/15/39 593
Clifton Higher Education Finance Corp. Revenue Bonds 930 3.000 08/15/40 692
Clifton Higher Education Finance Corp. Revenue Bonds 960 3.000 08/15/41 702

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — October 31, 2022
See accompanying notes which are an integral part of the financial statements.
672 Tax-Exempt Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Club Municipal Management District No. 1 Special Assessment (Þ) 173 2.500 09/01/26 153
Conroe Local Government Corp. Revenue Bonds 25 5.000 10/01/28 27
Conroe Local Government Corp. Revenue Bonds 25 5.000 10/01/29 27
Conroe Local Government Corp. Revenue Bonds 25 5.000 10/01/30 27
Conroe Local Government Corp. Revenue Bonds 25 5.000 10/01/31 27
Conroe Local Government Corp. Revenue Bonds 175 5.000 10/01/32 187
Conroe Local Government Corp. Revenue Bonds 25 5.000 10/01/33 26
Conroe Local Government Corp. Revenue Bonds 25 5.000 10/01/34 26
Conroe Local Government Corp. Revenue Bonds 25 5.000 10/01/35 26
Conroe Local Government Corp. Revenue Bonds 275 5.000 10/01/36 289
Conroe Local Government Corp. Revenue Bonds 100 4.000 10/01/41 88
County of Harris Revenue Bonds (USD 3 Month LIBOR + 0.670%)(µ)(Ê) 8,235 0.933 08/15/35 7,435
County of Kaufman General Obligation Unlimited 500 4.000 02/15/36 478
County of Kaufman General Obligation Unlimited 750 4.000 02/15/37 700
County of Kaufman General Obligation Unlimited 895 4.000 02/15/39 815
Dallas Fort Worth International Airport Revenue Bonds 2,135 5.000 11/01/24 2,194
Dallas Fort Worth International Airport Revenue Bonds 1,000 5.000 11/01/25 1,038
Dallas Fort Worth International Airport Revenue Bonds 5,270 5.000 11/01/26 5,530
Dallas Fort Worth International Airport Revenue Bonds 4,000 5.000 11/01/36 4,150
Dallas Fort Worth International Airport Revenue Bonds 3,500 4.000 11/01/41 3,023
Dallas Fort Worth International Airport Revenue Bonds 5,000 4.000 11/01/46 4,317
Dallas/Fort Worth International Airport Revenue Bonds 3,410 5.000 11/01/27 3,410
Dallas/Fort Worth International Airport Revenue Bonds 1,000 5.250 11/01/28 1,014
Dallas/Fort Worth International Airport Revenue Bonds 2,000 5.250 11/01/29 2,028
Dallas/Fort Worth International Airport Revenue Bonds 1,500 5.250 11/01/30 1,520
Dallas/Fort Worth International Airport Revenue Bonds 2,500 4.000 11/01/35 2,301
Dallas/Fort Worth International Airport Revenue Bonds 1,000 4.000 11/01/39 903
Dallas/Fort Worth International Airport Revenue Bonds 3,160 4.000 11/01/45 2,748
Decatur Hospital Authority Revenue Bonds 1,250 5.250 09/01/29 1,267
Decatur Hospital Authority Revenue Bonds 550 5.000 09/01/30 570
Decatur Hospital Authority Revenue Bonds 1,110 5.000 09/01/32 1,119
Edinburg Economic Development Corp. Revenue Bonds 150 3.125 08/15/36 112
Edinburg Economic Development Corp. Revenue Bonds 125 3.250 08/15/41 88
Fort Worth Independent School District General Obligation Unlimited 2,500 5.000 02/15/47 2,575
Galveston Independent School District General Obligation Unlimited 500 5.000 02/01/34 535
Grand Parkway Transportation Corp. Revenue Bonds 315 5.000 10/01/35 331
Grand Parkway Transportation Corp. Revenue Bonds 250 4.000 10/01/36 237
Grand Parkway Transportation Corp. Revenue Bonds 1,000 4.000 10/01/37 930
Grand Parkway Transportation Corp. Revenue Bonds 1,335 4.000 10/01/38 1,215
Greater Texoma Utility Authority Revenue Bonds (µ) 1,310 5.000 10/01/37 1,382
Gulf Coast Waste Disposal Authority Revenue Bonds (~)(Ê) 7,200 0.220 09/01/25 7,200
Harris County Cultural Education Facilities Finance Corp. Revenue Bonds (USD 1
Month LIBOR + 0.650%)(ae)(Ê) 2,450 0.710 07/01/24 2,449
Harris County Cultural Education Facilities Finance Corp. Revenue Bonds (~)(ae)(Ê) 3,000 5.000 12/01/24 3,075
Harris County Cultural Education Facilities Finance Corp. Revenue Bonds 1,385 6.375 01/01/33 1,387
Harris County Toll Road Authority (The) Revenue Bonds 1,500 4.000 08/15/33 1,471
Harris County Toll Road Authority (The) Revenue Bonds 1,000 4.000 08/15/34 977
Harris County Toll Road Authority (The) Revenue Bonds 1,000 4.000 08/15/35 960
Harris County Toll Road Authority (The) Revenue Bonds 1,375 4.000 08/15/36 1,306

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — October 31, 2022
See accompanying notes which are an integral part of the financial statements.
Tax-Exempt Bond Fund 673
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Harris County-Houston Sports Authority Revenue Bonds 1,000 5.000 11/15/26 1,016
Harris County-Houston Sports Authority Revenue Bonds 750 5.000 11/15/27 762
Harris County-Houston Sports Authority Revenue Bonds 1,445 5.000 11/15/28 1,472
Harris County-Houston Sports Authority Revenue Bonds 2,265 5.000 11/15/29 2,300
Harris County-Houston Sports Authority Revenue Bonds 1,495 5.000 11/15/32 1,513
Houston Higher Education Finance Corp. Revenue Bonds 1,600 5.000 08/15/28 1,657
Houston Higher Education Finance Corp. Revenue Bonds 60 3.375 10/01/37 47
Hunt Memorial Hospital District Charitable Health General Obligation Limited 515 5.000 02/15/31 542
Hunt Memorial Hospital District Charitable Health General Obligation Limited 1,070 5.000 02/15/32 1,121
Hunt Memorial Hospital District Charitable Health General Obligation Limited 1,125 5.000 02/15/33 1,169
Karnes County Hospital District Revenue Bonds 2,020 5.000 02/01/29 2,033
La Joya Independent School District General Obligation Limited (µ) 600 5.000 02/15/31 632
La Joya Independent School District General Obligation Limited (µ) 735 5.000 02/15/33 773
Lake Houston Redevelopment Authority Revenue Bonds 200 5.000 09/01/27 200
Lake Houston Redevelopment Authority Revenue Bonds 270 5.000 09/01/31 268
Lake Houston Redevelopment Authority Revenue Bonds 250 4.000 09/01/36 217
Lake Houston Redevelopment Authority Revenue Bonds 330 3.000 09/01/38 239
Leander Independent School District General Obligation Unlimited (ae) 3,000 4.625 08/15/43 1,029
Lower Colorado River Authority Revenue Bonds 2,540 5.000 05/15/30 2,587
Lower Colorado River Authority Revenue Bonds 2,000 5.500 05/15/31 2,022
Lubbock Independent School District General Obligation Unlimited 1,000 4.000 02/15/40 921
Matagorda County Navigation District No. 1 Revenue Bonds 1,150 2.600 11/01/29 985
Midlothian Industrial Development Corp. Revenue Bonds (~)(Ê) 700 0.230 08/01/34 700
Mitchell County Hospital District General Obligation Limited 105 5.250 02/15/30 100
Mitchell County Hospital District General Obligation Limited 55 5.375 02/15/35 51
Montgomery County Toll Road Authority Revenue Bonds 1,650 5.000 09/15/30 1,656
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds 180 4.625 04/01/23 181
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds (µ) 400 5.000 07/01/26 415
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds (Þ) 665 4.000 08/15/26 634
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds 2,000 4.250 10/01/26 1,940
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds (Þ) 535 4.000 08/15/28 496
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds 500 5.000 04/01/29 511
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds (µ) 150 4.000 07/01/31 149
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds (µ) 500 5.000 07/01/31 517
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds (Þ) 730 4.000 08/15/31 650
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds (µ) 130 4.000 07/01/32 128
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds (µ) 250 5.000 07/01/32 257
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds (µ) 300 5.000 07/01/33 308
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds 1,750 5.000 04/01/34 1,788
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds 1,160 5.000 04/01/35 1,199
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds (µ) 500 5.000 07/01/38 508
North East Independent School District General Obligation Unlimited (~)(ae)(Ê) 9,700 2.000 08/01/23 9,574
North East Texas Regional Mobility Authority Revenue Bonds 1,935 5.000 01/01/31 1,921
North Texas Tollway Authority Revenue Bonds 3,735 5.000 01/01/23 3,746
North Texas Tollway Authority Revenue Bonds 3,975 5.000 01/01/29 4,092
North Texas Tollway Authority Revenue Bonds 1,000 5.000 01/01/32 1,039
North Texas Tollway Authority Revenue Bonds 1,000 4.000 01/01/33 979
North Texas Tollway Authority Revenue Bonds 1,000 4.000 01/01/34 960

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — October 31, 2022
See accompanying notes which are an integral part of the financial statements.
674 Tax-Exempt Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
North Texas Tollway Authority Revenue Bonds 1,000 4.000 01/01/35 941
North Texas Tollway Authority Revenue Bonds 1,350 4.000 01/01/36 1,278
North Texas Tollway Authority Revenue Bonds 1,650 4.000 01/01/37 1,526
North Texas Tollway Authority Revenue Bonds 1,250 4.000 01/01/38 1,145
North Texas Tollway Authority Revenue Bonds 1,475 4.000 01/01/40 1,320
Port Arthur Independent School District General Obligation Unlimited (µ) 550 4.000 02/15/34 547
Reagan Hospital District of Reagan County General Obligation Limited 500 5.000 02/01/29 505
Reagan Hospital District of Reagan County General Obligation Limited 2,500 5.000 02/01/34 2,520
Royse City Special Assessment (Þ) 100 3.125 09/15/25 93
Royse City Special Assessment (Þ) 175 4.125 09/15/39 147
Royse City Special Assessment (Þ) 100 4.125 09/15/40 83
Sabine-Neches Navigation District General Obligation Limited 500 5.250 02/15/36 537
Sabine-Neches Navigation District General Obligation Limited 650 5.250 02/15/38 692
Sabine-Neches Navigation District General Obligation Limited 1,885 5.250 02/15/40 1,987
Sabine-Neches Navigation District General Obligation Limited 1,500 5.250 02/15/42 1,570
San Antonio Public Facilities Corp. Revenue Bonds 1,035 5.000 09/15/25 1,079
San Antonio Public Facilities Corp. Revenue Bonds 2,125 5.000 09/15/26 2,239
San Antonio Public Facilities Corp. Revenue Bonds 1,565 5.000 09/15/27 1,665
San Antonio Water System Revenue Bonds (~)(ae)(Ê) 2,000 2.625 05/01/49 1,976
Southwest Higher Education Authority, Inc. Revenue Bonds 5,000 4.000 10/01/42 4,414
Southwest Houston Redevelopment Authority Tax Allocation (µ) 40 5.000 09/01/27 42
Southwest Houston Redevelopment Authority Tax Allocation (µ) 45 5.000 09/01/29 47
Southwest Houston Redevelopment Authority Tax Allocation (µ) 55 4.000 09/01/32 55
Southwest Houston Redevelopment Authority Tax Allocation (µ) 475 4.000 09/01/33 459
Southwest Houston Redevelopment Authority Tax Allocation (µ) 1,300 5.000 09/01/33 1,356
Southwest Houston Redevelopment Authority Tax Allocation (µ) 55 4.000 09/01/34 52
Southwest Houston Redevelopment Authority Tax Allocation (µ) 250 4.000 09/01/35 234
Southwest Houston Redevelopment Authority Tax Allocation (µ) 85 4.000 09/01/36 79
Southwest Houston Redevelopment Authority Tax Allocation (µ) 800 4.000 09/01/37 743
State of Texas General Obligation Unlimited 1,825 5.000 10/01/26 1,882
Texas Department of Housing & Community Affairs Revenue Bonds 7,650 3.500 07/01/52 7,238
Texas Municipal Gas Acquisition & Supply Corp. I Revenue Bonds 2,565 6.250 12/15/26 2,657
Texas Municipal Gas Acquisition & Supply Corp. II Revenue Bonds (SIFMA
Municipal Swap Index + 0.550%)(Ê) 1,070 0.670 09/15/27 1,036
Texas Municipal Gas Acquisition & Supply Corp. II Revenue Bonds (USD 3 Month
LIBOR + 0.690%)(Ê) 35,945 0.768 09/15/27 34,508
Texas Municipal Gas Acquisition & Supply Corp. III Revenue Bonds 800 5.000 12/15/26 812
Texas Municipal Gas Acquisition & Supply Corp. III Revenue Bonds 200 5.000 12/15/28 203
Texas Municipal Gas Acquisition & Supply Corp. III Revenue Bonds 1,150 5.000 12/15/29 1,164
Texas Municipal Gas Acquisition & Supply Corp. III Revenue Bonds 1,500 5.000 12/15/31 1,508
Texas Municipal Gas Acquisition & Supply Corp. III Revenue Bonds 3,020 5.000 12/15/32 3,021
Texas Municipal Power Agency Revenue Bonds (µ) 790 3.000 09/01/34 655
Texas Municipal Power Agency Revenue Bonds (µ) 2,900 3.000 09/01/38 2,210
Texas Municipal Power Agency Revenue Bonds (µ) 1,795 3.000 09/01/40 1,327
Texas Private Activity Bond Surface Transportation Corp. Revenue Bonds 1,250 4.000 12/31/30 1,176
Texas Private Activity Bond Surface Transportation Corp. Revenue Bonds 300 5.000 12/31/30 305
Texas Private Activity Bond Surface Transportation Corp. Revenue Bonds 1,880 4.000 06/30/32 1,735
Texas Private Activity Bond Surface Transportation Corp. Revenue Bonds 1,120 4.000 06/30/33 1,022
Texas Private Activity Bond Surface Transportation Corp. Revenue Bonds 3,500 5.000 12/31/33 3,490

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — October 31, 2022
See accompanying notes which are an integral part of the financial statements.
Tax-Exempt Bond Fund 675
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Texas Private Activity Bond Surface Transportation Corp. Revenue Bonds 3,500 5.000 12/31/34 3,469
Texas Private Activity Bond Surface Transportation Corp. Revenue Bonds 2,325 5.000 12/31/36 2,280
Texas Private Activity Bond Surface Transportation Corp. Revenue Bonds 505 4.000 12/31/39 424
Texas Water Development Board Revenue Bonds 475 4.000 10/15/36 463
Texas Water Development Board Revenue Bonds 6,000 5.000 08/01/41 6,340
Town of Flower Mound Special Assessment (Þ) 750 3.250 09/01/31 604
Town of Flower Mound Special Assessment (Þ) 800 3.500 09/01/36 611
Town of Little Elm Special Assessment (Þ) 708 3.125 09/01/41 474
Travis County Development Authority Special Assessment (Þ) 302 4.750 09/01/32 287
University of Texas Revenue Bonds 1,315 5.000 08/15/26 1,393
Uptown Development Authority Tax Allocation 500 5.000 09/01/31 500
Uptown Development Authority Tax Allocation 50 4.000 09/01/33 44
Uptown Development Authority Tax Allocation 150 3.000 09/01/34 119
Uptown Development Authority Tax Allocation 820 5.000 09/01/35 803
Viridian Municipal Management District General Obligation Unlimited (µ) 995 6.000 12/01/33 1,035
Viridian Municipal Management District Special Assessment 135 3.000 12/01/22 135
Viridian Municipal Management District Special Assessment 202 2.375 12/01/25 182
Viridian Municipal Management District Special Assessment 748 3.750 12/01/27 694
Viridian Municipal Management District Special Assessment 2,013 4.125 12/01/37 1,742
Westside 211 Special Improvement District Revenue Bonds 295 2.125 08/15/30 235
Westside 211 Special Improvement District Revenue Bonds 310 3.000 08/15/32 255
Wylie Independent School District General Obligation Unlimited 270
Zero
coupon 08/15/36 141
369,499
Utah - 0.7%
City of Lehi Sales Tax Revenue Bonds 500 4.000 06/01/33 503
Intermountain Power Agency Revenue Bonds 1,125 5.000 07/01/29 1,228
Intermountain Power Agency Revenue Bonds 1,250 5.000 07/01/30 1,376
Intermountain Power Agency Revenue Bonds 1,000 5.000 07/01/41 1,055
Intermountain Power Agency Revenue Bonds 640 5.000 07/01/42 674
Ogden City School District Municipal Building Authority Revenue Bonds 225 5.000 01/15/28 238
Utah Associated Municipal Power Systems Revenue Bonds 205 5.000 09/01/31 216
Utah Infrastructure Agency Revenue Bonds 100 4.000 10/15/24 101
Utah Infrastructure Agency Revenue Bonds 100 4.000 10/15/25 101
Utah Infrastructure Agency Revenue Bonds 135 5.000 10/15/26 141
Utah Infrastructure Agency Revenue Bonds 130 5.000 10/15/28 138
Utah Infrastructure Agency Revenue Bonds 4,260 5.000 10/15/29 4,234
Utah Infrastructure Agency Revenue Bonds 155 5.000 10/15/30 164
Utah Infrastructure Agency Revenue Bonds 250 4.000 10/15/31 225
Utah Infrastructure Agency Revenue Bonds 1,650 5.000 10/15/32 1,614
Utah Infrastructure Agency Revenue Bonds 1,185 4.000 10/15/33 1,031
Utah Infrastructure Agency Revenue Bonds 1,785 5.250 10/15/33 1,770
Utah Infrastructure Agency Revenue Bonds 380 4.000 10/15/34 325
Utah Infrastructure Agency Revenue Bonds 1,000 5.000 10/15/34 964
Utah Infrastructure Agency Revenue Bonds 500 4.000 10/15/36 416
Utah Infrastructure Agency Revenue Bonds 1,215 5.000 10/15/40 1,130
Utah Infrastructure Agency Revenue Bonds 795 4.000 10/15/41 709
Utah Infrastructure Agency Revenue Bonds 960 4.000 10/15/44 833
Utah State Charter School Finance Authority Revenue Bonds 275 4.000 10/15/26 277

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — October 31, 2022
See accompanying notes which are an integral part of the financial statements.
676 Tax-Exempt Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Utah State Charter School Finance Authority Revenue Bonds 285 4.000 10/15/27 287
Utah State Charter School Finance Authority Revenue Bonds 300 4.000 10/15/28 301
Utah State Charter School Finance Authority Revenue Bonds 310 4.000 10/15/29 310
Utah State Charter School Finance Authority Revenue Bonds 1,020 4.000 04/15/30 1,020
Utah State Charter School Finance Authority Revenue Bonds 525 4.000 04/15/33 518
Utah State Charter School Finance Authority Revenue Bonds 1,215 5.000 10/15/33 1,233
Utah State Charter School Finance Authority Revenue Bonds 460 5.000 04/15/34 481
Utah State Charter School Finance Authority Revenue Bonds 1,110 4.000 04/15/35 1,032
Utah State Charter School Finance Authority Revenue Bonds 1,435 4.000 04/15/40 1,236
Utah Transit Authority Revenue Bonds (µ) 2,000 5.250 06/15/32 2,219
Utah Transit Authority Revenue Bonds 1,860 5.000 12/15/35 1,964
30,064
Vermont - 0.2%
City of Burlington Airport Revenue Bonds (µ) 230 5.000 07/01/24 234
City of Burlington Airport Revenue Bonds 475 5.000 07/01/27 494
City of Burlington Airport Revenue Bonds 400 5.000 07/01/28 418
City of Burlington Electric System Revenue Bonds (µ) 895 5.000 07/01/30 968
City of Burlington Electric System Revenue Bonds (µ) 460 5.000 07/01/31 498
City of Burlington Electric System Revenue Bonds (µ) 500 5.000 07/01/32 541
City of Burlington Electric System Revenue Bonds (µ) 350 5.000 07/01/33 378
City of Burlington Electric System Revenue Bonds (µ) 775 5.000 07/01/35 822
Vermont Housing Finance Agency Revenue Bonds 1,466 4.750 11/01/48 1,468
Vermont Municipal Bond Bank Revenue Bonds 1,150 4.000 10/01/31 1,178
6,999
Virgin Islands - 0.7%
Matching Fund Special Purpose Securitization Corp. Revenue Bonds 6,000 5.000 10/01/26 6,119
Matching Fund Special Purpose Securitization Corp. Revenue Bonds 14,870 5.000 10/01/27 15,164
Matching Fund Special Purpose Securitization Corp. Revenue Bonds 4,150 5.000 10/01/28 4,225
Matching Fund Special Purpose Securitization Corp. Revenue Bonds 2,510 5.000 10/01/30 2,536
Virgin Islands Public Finance Authority Revenue Bonds (µ) 715 5.000 10/01/32 718
28,762
Virginia - 0.7%
Ballston Quarter Community Development Authority Tax Allocation 455 5.000 03/01/26 406
Ballston Quarter Community Development Authority Tax Allocation 1,000 5.125 03/01/31 776
Chesapeake Economic Development Authority Pollution Control Revenue Bonds (~)
(ae)(Ê) 300 1.900 02/01/32 297
Chesapeake Hospital Authority Revenue Bonds 800 4.000 07/01/35 736
Chesapeake Hospital Authority Revenue Bonds 775 4.000 07/01/36 701
Chesapeake Hospital Authority Revenue Bonds 1,205 4.000 07/01/37 1,080
City of Newport News General Obligation Unlimited 250 3.000 02/01/30 239
City of Newport News General Obligation Unlimited 150 3.000 02/01/31 139
City of Newport News General Obligation Unlimited 250 4.000 02/01/33 255
County of Fairfax Sewer Revenue Bonds 1,000 4.000 07/15/42 935
Fairfax County Industrial Development Authority Revenue Bonds 5,770 4.000 05/15/44 5,061
Farmville Industrial Development Authority Revenue Bonds 1,255 5.000 01/01/32 1,249
Farmville Industrial Development Authority Revenue Bonds 1,315 5.000 01/01/33 1,300
Halifax County Industrial Development Authority Revenue Bonds (~)(ae)(Ê) 625 1.650 05/31/24 603
James City County Economic Development Authority Revenue Bonds 45 4.000 12/01/22 45
James City County Economic Development Authority Revenue Bonds 435 4.000 12/01/26 415
James City County Economic Development Authority Revenue Bonds 460 4.000 12/01/28 427

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — October 31, 2022
See accompanying notes which are an integral part of the financial statements.
Tax-Exempt Bond Fund 677
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
James City County Economic Development Authority Revenue Bonds 225 4.000 12/01/30 204
James City County Economic Development Authority Revenue Bonds 500 4.000 12/01/35 415
Louisa Industrial Development Authority Pollution Control Revenue Bonds (~)(ae)(Ê) 175 1.900 11/01/35 173
Rockingham County Economic Development Authority Revenue Bonds 1,045 4.000 12/01/29 987
Rockingham County Economic Development Authority Revenue Bonds 1,085 4.000 12/01/30 1,015
Rockingham County Economic Development Authority Revenue Bonds 1,135 4.000 12/01/31 1,051
Salem Economic Development Authority Revenue Bonds 45 5.000 04/01/26 46
Salem Economic Development Authority Revenue Bonds 45 5.000 04/01/27 46
Salem Economic Development Authority Revenue Bonds 50 5.000 04/01/28 51
Salem Economic Development Authority Revenue Bonds 55 5.000 04/01/29 57
Salem Economic Development Authority Revenue Bonds 45 5.000 04/01/30 46
Salem Economic Development Authority Revenue Bonds 90 5.000 04/01/31 92
Salem Economic Development Authority Revenue Bonds 35 5.000 04/01/32 36
Salem Economic Development Authority Revenue Bonds 80 5.000 04/01/33 81
Salem Economic Development Authority Revenue Bonds 50 5.000 04/01/34 50
Salem Economic Development Authority Revenue Bonds 110 5.000 04/01/35 110
Salem Economic Development Authority Revenue Bonds 55 5.000 04/01/36 55
Salem Economic Development Authority Revenue Bonds 125 5.000 04/01/37 124
Salem Economic Development Authority Revenue Bonds 55 4.000 04/01/39 47
Salem Economic Development Authority Revenue Bonds 35 4.000 04/01/40 30
Spotsylvania County Economic Development Authority Revenue Bonds 2,960 5.000 06/01/26 3,125
Spotsylvania County Economic Development Authority Revenue Bonds 2,000 5.000 06/01/27 2,141
Virginia College Building Authority Revenue Bonds 25 5.000 06/01/28 25
Virginia College Building Authority Revenue Bonds 50 5.000 06/01/29 50
Virginia College Building Authority Revenue Bonds 50 5.000 06/01/30 50
Virginia College Building Authority Revenue Bonds 200 5.000 06/01/31 198
Virginia College Building Authority Revenue Bonds 125 4.000 06/01/36 106
Virginia Housing Development Authority Revenue Bonds 1,510 3.100 12/01/45 1,127
Virginia Small Business Financing Authority Revenue Bonds 1,000 5.000 01/01/33 1,026
Virginia Small Business Financing Authority Revenue Bonds 500 4.000 12/01/36 428
Virginia Small Business Financing Authority Revenue Bonds 1,400 4.000 01/01/45 1,142
York County Economic Development Authority Pollution Control Revenue Bonds (~)
(ae)(Ê) 550 1.900 05/01/33 544
29,342
Washington - 1.7%
City of Seattle Drainage & Wastewater Revenue Bonds 1,625 4.000 07/01/35 1,598
City of Seattle Drainage & Wastewater Revenue Bonds 375 4.000 09/01/36 365
City of Seattle Drainage & Wastewater Revenue Bonds 425 4.000 09/01/37 406
City of Seattle Municipal Light & Power Revenue Bonds 220 4.000 07/01/37 209
City of Seattle Municipal Light & Power Revenue Bonds 2,355 4.000 07/01/41 2,148
County of King Sewer Revenue Bonds (SIFMA Municipal Swap Index + 0.230%)(ae)
(Ê) 14,275 2.470 01/01/27 13,882
County of King Sewer Revenue Bonds 3,085 5.000 01/01/28 3,094
Energy Northwest Revenue Bonds 1,170 4.000 07/01/42 1,055
King County School District No. 414 Lake Washington General Obligation Unlimited 650 5.000 12/01/34 689
Klickitat County Public Utility District No. 1 Revenue Bonds (µ) 830 5.000 12/01/30 904
Klickitat County Public Utility District No. 1 Revenue Bonds (µ) 900 5.000 12/01/31 977
Port of Seattle Revenue Bonds 1,285 5.000 03/01/23 1,292
Port of Seattle Revenue Bonds 865 5.000 08/01/28 928

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — October 31, 2022
See accompanying notes which are an integral part of the financial statements.
678 Tax-Exempt Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Spokane Public Facilities District Revenue Bonds 970 5.000 12/01/34 982
State of Washington General Obligation Limited 4,715 5.000 06/01/38 5,008
State of Washington General Obligation Unlimited 7,835 5.000 02/01/25 8,126
State of Washington General Obligation Unlimited 625 5.000 07/01/25 642
State of Washington General Obligation Unlimited 5,125 5.000 02/01/26 5,393
State of Washington General Obligation Unlimited 2,550 4.000 07/01/26 2,609
State of Washington General Obligation Unlimited 2,490 5.000 08/01/36 2,662
State of Washington General Obligation Unlimited 1,000 5.000 08/01/37 1,060
University of Washington Revenue Bonds (~)(ae)(Ê) 2,500 4.000 08/01/27 2,527
Washington Health Care Facilities Authority Revenue Bonds 1,300 5.000 08/01/25 1,334
Washington Health Care Facilities Authority Revenue Bonds 2,300 5.000 08/15/29 2,351
Washington Health Care Facilities Authority Revenue Bonds 700 5.000 07/01/30 707
Washington Health Care Facilities Authority Revenue Bonds (~)(ae)(Ê) 1,500 4.000 10/01/30 1,440
Washington Health Care Facilities Authority Revenue Bonds 1,625 5.000 10/01/38 1,692
Washington Health Care Facilities Authority Revenue Bonds 1,000 5.000 08/01/39 994
Washington Higher Education Facilities Authority Revenue Bonds 510 5.000 10/01/27 524
Washington Higher Education Facilities Authority Revenue Bonds 625 5.000 10/01/31 636
Washington Higher Education Facilities Authority Revenue Bonds 375 4.000 10/01/35 333
Washington State Convention Center Public Facilities District Revenue Bonds 1,905 4.000 07/01/36 1,638
Washington State Housing Finance Commission Revenue Bonds (Þ) 1,625 2.125 07/01/27 1,433
69,638
West Virginia - 0.3%
State of West Virginia General Obligation Unlimited 855 5.000 06/01/35 913
State of West Virginia General Obligation Unlimited 1,600 5.000 12/01/36 1,686
West Virginia Hospital Finance Authority Revenue Bonds 2,380 5.000 01/01/28 2,419
West Virginia Hospital Finance Authority Revenue Bonds 425 5.000 09/01/29 439
West Virginia Hospital Finance Authority Revenue Bonds 480 5.000 09/01/30 491
West Virginia Hospital Finance Authority Revenue Bonds 400 5.000 09/01/31 406
West Virginia Hospital Finance Authority Revenue Bonds 300 5.000 09/01/32 304
West Virginia Hospital Finance Authority Revenue Bonds 230 5.000 01/01/33 230
West Virginia Hospital Finance Authority Revenue Bonds 270 5.000 01/01/34 269
West Virginia Parkways Authority Revenue Bonds 2,000 5.000 06/01/38 2,132
West Virginia University Revenue Bonds (~)(ae)(Ê) 2,525 5.000 10/01/29 2,667
11,956
Wisconsin - 1.1%
City of Racine Waterworks System Revenue Bonds (µ) 785 5.000 09/01/28 842
City of Racine Waterworks System Revenue Bonds (µ) 1,170 5.000 09/01/29 1,252
City of Racine Waterworks System Revenue Bonds (µ) 1,590 4.000 09/01/37 1,470
PMA Levy & Aid Anticipation Notes Program Revenue Notes 2,750 4.000 09/27/23 2,760
Public Finance Authority Revenue Bonds 480 4.000 03/01/23 479
Public Finance Authority Revenue Bonds 295 5.000 10/01/24 298
Public Finance Authority Revenue Bonds 535 4.000 03/01/25 522
Public Finance Authority Revenue Bonds (µ) 30 4.000 07/01/26 30
Public Finance Authority Revenue Bonds 125 3.000 12/01/26 115
Public Finance Authority Revenue Bonds (µ) 30 4.000 07/01/27 30
Public Finance Authority Revenue Bonds (µ) 30 4.000 07/01/28 30
Public Finance Authority Revenue Bonds (µ) 30 4.000 07/01/29 30
Public Finance Authority Revenue Bonds (Þ) 1,250 5.125 11/15/29 1,290
Public Finance Authority Revenue Bonds 860 4.000 01/01/30 804

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — October 31, 2022
See accompanying notes which are an integral part of the financial statements.
Tax-Exempt Bond Fund 679
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Public Finance Authority Revenue Bonds (Þ) 450 4.000 06/15/30 403
Public Finance Authority Revenue Bonds (µ) 35 4.000 07/01/30 34
Public Finance Authority Revenue Bonds (~)(ae)(Ê) 700 4.000 10/01/30 672
Public Finance Authority Revenue Bonds (µ) 45 4.000 07/01/31 43
Public Finance Authority Revenue Bonds 450 4.000 12/01/31 406
Public Finance Authority Revenue Bonds 850 4.000 04/01/32 746
Public Finance Authority Revenue Bonds (Þ) 455 4.000 06/15/32 395
Public Finance Authority Revenue Bonds (µ) 55 4.000 07/01/32 52
Public Finance Authority Revenue Bonds (µ) 25 4.000 07/01/33 23
Public Finance Authority Revenue Bonds (µ) 20 4.000 07/01/34 18
Public Finance Authority Revenue Bonds (Þ) 170 4.500 01/01/35 133
Public Finance Authority Revenue Bonds (µ) 20 4.000 07/01/35 18
Public Finance Authority Revenue Bonds 335 5.000 07/01/35 336
Public Finance Authority Revenue Bonds (Þ) 240 5.000 12/01/35 222
Public Finance Authority Revenue Bonds (µ) 30 4.000 07/01/36 27
Public Finance Authority Revenue Bonds 40 5.000 07/01/36 40
Public Finance Authority Revenue Bonds (µ) 280 4.000 07/01/37 247
Public Finance Authority Revenue Bonds 310 5.000 07/01/37 307
Public Finance Authority Revenue Bonds 600 4.000 11/15/37 511
Public Finance Authority Revenue Bonds (µ) 335 4.000 07/01/38 292
Public Finance Authority Revenue Bonds 40 5.000 07/01/38 39
Public Finance Authority Revenue Bonds (µ) 335 4.000 07/01/39 290
Public Finance Authority Revenue Bonds 40 5.000 07/01/39 39
Public Finance Authority Revenue Bonds (µ) 35 4.000 07/01/40 30
Public Finance Authority Revenue Bonds 40 5.000 07/01/40 39
Public Finance Authority Revenue Bonds 125 4.000 07/01/41 97
Public Finance Authority Revenue Bonds 40 5.000 07/01/41 39
Public Finance Authority Revenue Bonds 2,000 4.000 12/01/41 1,677
Public Finance Authority Revenue Bonds (Þ) 750 4.000 06/15/42 569
State of Wisconsin Clean Water Fund Leveraged Loan Portfolio Revenue Bonds (ae) 5,000 5.000 06/01/26 5,131
Village of Mount Pleasant Revenue Bonds (µ) 1,875 3.000 03/01/27 1,842
Wisconsin Health & Educational Facilities Authority Revenue Bonds (SIFMA
Municipal Swap Index + 0.180%)(ae)(Ê) 400 2.420 01/01/26 386
Wisconsin Health & Educational Facilities Authority Revenue Bonds 50 4.000 03/15/30 46
Wisconsin Health & Educational Facilities Authority Revenue Bonds (µ) 1,600 5.000 02/15/32 1,691
Wisconsin Health & Educational Facilities Authority Revenue Bonds (µ) 1,000 5.000 02/15/33 1,052
Wisconsin Health & Educational Facilities Authority Revenue Bonds (µ) 1,500 4.000 02/15/34 1,398
Wisconsin Health & Educational Facilities Authority Revenue Bonds (µ) 1,500 4.000 02/15/35 1,376
Wisconsin Health & Educational Facilities Authority Revenue Bonds (µ) 1,590 4.000 02/15/36 1,445
Wisconsin Health & Educational Facilities Authority Revenue Bonds 130 4.000 09/15/36 110
Wisconsin Health & Educational Facilities Authority Revenue Bonds 640 5.000 07/01/38 638
Wisconsin Health & Educational Facilities Authority Revenue Bonds 135 4.000 09/15/41 109
Wisconsin Health & Educational Facilities Authority Revenue Bonds 125 4.000 09/15/45 96
Wisconsin Health & Educational Facilities Authority Revenue Bonds (~)(Ê) 7,475 0.200 02/15/50 7,475
Wisconsin Health & Educational Facilities Authority Revenue Bonds (SIFMA
Municipal Swap Index + 0.650%)(ae)(Ê) 4,150 1.110 08/15/54 4,140
Wisconsin Housing & Economic Development Authority Revenue Bonds (SIFMA
Municipal Swap Index + 0.150%)(ae)(Ê) 1,000 2.390 12/02/24 994
45,625
Wyoming - 0.1%

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — October 31, 2022
See accompanying notes which are an integral part of the financial statements.
680 Tax-Exempt Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
County of Campbell Wastewater Facilities Revenue Bonds 3,335 3.625 07/15/39 2,667
University of Wyoming Revenue Bonds (µ) 440 4.000 06/01/42 393
3,060
Total Municipal Bonds
(cost $4,264,261) 3,909,097
Short-Term Investments - 1.3%
U.S. Cash Management Fund (@) 51,065,664 (∞) 51,045
Total Short-Term Investments
(cost $51,048) 51,045
Total Investments - 98.6%
(identified cost $4,315,309) 3,960,142
Other Assets and Liabilities, Net - 1.4%
54,777
Net Assets - 100.0%
4,014,919

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — October 31, 2022
See accompanying notes which are an integral part of the financial statements.
Tax-Exempt Bond Fund 681
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
2.9%
Arizona Industrial Development Authority Revenue Bonds 04/15/21 265,000 102.35 271
215
Arizona Industrial Development Authority Revenue Bonds 04/06/22 1,250,000 100.00 1,250
1,173
Artisan Lakes East Community Development District Special Assessment 06/17/21 545,000 100.00 545
493
Astonia Community Development District Special Assessment 07/09/21 165,000 100.00 165
150
Astonia Community Development District Special Assessment 07/09/21 250,000 100.00 250
209
Atlanta Urban Redevelopment Agency Revenue Bonds 05/09/22 1,680,000 90.58 1,522
1,449
Atlanta Urban Redevelopment Agency Revenue Bonds 05/09/22 1,355,000 95.96 1,300
1,273
Avalon Park West Community Development District Special Assessment 09/08/22 200,000 100.00 200
191
Ave Maria Stewardship Community District Special Assessment 01/28/22 275,000 99.87 275
249
Babcock Ranch Community Independent Special District Special Assessment
Revenue Bonds 06/09/21 125,000 100.00 125
113
Babcock Ranch Community Independent Special District Special Assessment
Revenue Bonds 06/09/21 250,000 100.00 250
206
Bridgewalk Community Development District Special Assessment 01/25/22 165,000 100.00 165
146
California Health Facilities Financing Authority Revenue Bonds 05/27/21 875,000 100.00 875
797
California School Finance Authority Revenue Bonds 04/29/21 260,000 100.91 262
254
California School Finance Authority Revenue Bonds 04/29/21 295,000 102.37 302
266
California School Finance Authority Revenue Bonds 04/29/21 215,000 106.95 230
185
California School Finance Authority Revenue Bonds 07/21/21 100,000 116.33 116
91
California School Finance Authority Revenue Bonds 07/29/21 525,000 113.74 597
502
California School Finance Authority Revenue Bonds 04/27/22 1,000,000 103.13 1,031
969
California Statewide Communities Development Authority Revenue Bonds 09/22/17 2,630,000 99.36 2,613
2,479
California Statewide Communities Development Authority Revenue Bonds 08/08/18 350,000 106.54 373
350
Capital Trust Agency, Inc. Revenue Bonds 07/17/20 120,000 100.00 120
94
Capital Trust Agency, Inc. Revenue Bonds 08/10/20 500,000 98.53 493
412
Capital Trust Agency, Inc. Revenue Bonds 12/03/20 1,000,000 106.06 1,061
876
Capital Trust Agency, Inc. Revenue Bonds 09/24/21 100,000 109.85 110
73
Centre Lake Community Development District Special Assessment 11/17/21 1,000,000 100.00 1,000
670
Centre Lake Community Development District Special Assessment 11/17/21 260,000 101.14 263
209
Chester County Industrial Development Authority Revenue Bonds 09/14/22 1,360,000 100.00 1,360
1,297
Chester County Industrial Development Authority Special Assessment 08/16/18 227,000 99.41 226
218
Chicago Board of Education General Obligation Unlimited 07/11/17 5,000,000 94.35 4,717
5,338
City & County of San Francisco Infrastructure & Revitalization Fing Dist
No. 1 Tax Allocation 08/12/22 375,000 105.10 394
354
City & County of San Francisco Infrastructure & Revitalization Fing Dist
No. 1 Tax Allocation 08/12/22 375,000 108.91 408
374
City of Baltimore Revenue Bonds 08/24/22 100,000 100.00 100
88
City of Baltimore Revenue Bonds 08/24/22 150,000 100.00 150
137
City of Celina Special Assessment 04/13/22 296,000 100.00 296
282
City of Celina Special Assessment 09/14/22 169,000 100.00 169
164
City of Crandall Special Assessment 06/08/21 300,000 100.00 300
261
City of Crandall Special Assessment 06/08/21 50,000 100.00 50
45
City of Fate Special Assessment 04/05/22 265,000 100.00 265
247
City of Fort Lauderdale Special Assessment 02/11/22 1,625,000 104.49 1,698
1,253
City of Fort Lauderdale Special Assessment 02/11/22 1,000,000 105.51 1,055
813
City of Fort Lauderdale Special Assessment 02/11/22 1,450,000 106.58 1,545
1,239
City of Fort Lauderdale Special Assessment 02/11/22 220,000 114.52 252
220
City of Fort Lauderdale Special Assessment 02/11/22 230,000 115.82 266
227
City of Fort Lauderdale Special Assessment 02/11/22 240,000 117.06 281
235
City of Fort Lauderdale Special Assessment 02/11/22 255,000 118.13 301
249
City of Haslet Special Assessment 10/19/21 347,000 100.00 347
305
City of Hutto Special Assessment 10/22/21 241,000 100.00 241
211
City of Justin Special Assessment 03/27/18 910,000 100.00 910
889
City of Justin Special Assessment 03/27/18 160,000 100.00 160
159
City of Kyle Special Assessment 10/20/21 324,000 100.00 324
281
City of Kyle Special Assessment 03/23/22 619,000 100.00 619
574
City of Kyle Special Assessment 03/23/22 501,000 100.00 501
432
City of Mesquite Special Assessment Revenue Bonds 09/05/18 290,000 100.00 290
286
City of Mesquite Special Assessment Revenue Bonds 09/05/18 595,000 100.00 595
568
City of Midlothian Special Assessment 03/24/21 280,000 100.00 280
249
City of Pilot Point Special Assessment 05/13/22 692,000 100.00 692
673
City of Pilot Point Special Assessment 05/13/22 500,000 100.00 500
477
City of Princeton Special Assessment 04/24/18 425,000 100.00 425
412
City of Princeton Special Assessment 10/02/20 175,000 101.11 177
162

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — October 31, 2022
See accompanying notes which are an integral part of the financial statements.
682 Tax-Exempt Bond Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
City of Princeton Special Assessment 05/25/21 128,000 100.00 128
103
City of Princeton Special Assessment 09/28/21 210,000 100.00 210
168
City of Princeton Special Assessment 03/29/22 280,000 100.00 280
251
City of Princeton Special Assessment 03/29/22 201,000 100.00 201
186
City of Sparks Tourism Improvement District 1 Revenue Bonds 12/11/19 925,000 100.00 925
887
City of Venus Special Assessment 11/09/21 250,000 99.57 249
200
City of Waxahachie Special Assessment 05/17/22 430,000 100.00 430
420
Club Municipal Management District No. 1 Special Assessment 12/01/21 173,000 100.00 173
153
Cobblestone Community Development District Special Assessment 03/11/22 235,000 99.52 234
206
Coddington Community Development District Special Assessment 06/24/22 280,000 99.87 280
271
Connecticut State Health & Educational Facilities Authority Revenue Bonds 07/22/20 100,000 100.00 100
97
Connecticut State Health & Educational Facilities Authority Revenue Bonds 07/22/20 100,000 100.00 100
96
Connecticut State Health & Educational Facilities Authority Revenue Bonds 07/22/20 100,000 106.64 107
99
Copper Oaks Community Development District Special Assessment 06/03/21 770,000 100.39 773
585
Copper Oaks Community Development District Special Assessment 06/03/21 681,000 101.50 691
569
Cordova Palms Community Development District Special Assessment 12/13/21 170,000 100.00 170
154
Cordova Palms Community Development District Special Assessment 12/13/21 245,000 99.77 244
201
Cordova Palms Community Development District Special Assessment 06/24/22 105,000 99.40 104
101
Cordova Palms Community Development District Special Assessment 06/24/22 100,000 99.67 100
98
Cordova Palms Community Development District Special Assessment 06/24/22 170,000 99.77 170
165
Corkscrew Farms Community Development District Special Assessment 12/13/17 155,000 100.00 155
150
Corkscrew Farms Community Development District Special Assessment 12/13/17 25,000 100.00 25
25
County of Gallatin Revenue Bonds 12/09/21 1,850,000 105.16 1,945
1,475
County of Gallatin Revenue Bonds 12/09/21 1,350,000 106.08 1,432
1,152
Crossings Community Development District Special Assessment 06/10/22 1,745,000 100.00 1,745
1,583
Cypress Shadows Community Development District Special Assessment 08/23/22 347,000 101.98 354
319
Cypress Shadows Community Development District Special Assessment 08/23/22 292,000 103.59 303
279
Cypress Shadows Community Development District Special Assessment 08/23/22 108,000 106.05 115
107
Dauphin County General Authority Revenue Bonds 12/21/20 700,000 100.00 700
669
Denver Health & Hospital Authority Revenue Bonds 11/14/17 1,000,000 110.04 1,100
1,003
Denver Urban Renewal Authority Tax Allocation 10/11/18 1,255,000 99.22 1,249
1,215
District of Columbia Revenue Bonds 01/29/21 250,000 113.47 284
226
Downtown Doral South Community Development District Special
Assessment 09/10/18 210,000 100.00 210
207
DW Bayview Community Development District Special Assessment 02/05/21 60,000 100.00 60
49
DW Bayview Community Development District Special Assessment 02/05/21 40,000 100.00 40
36
Eagle Pointe Community Development District Special Assessment 07/15/20 60,000 99.45 60
53
Eagle Pointe Community Development District Special Assessment 07/15/20 25,000 99.88 25
24
East Bonita Beach Road Community Development District Special
Assessment 08/29/18 45,000 100.00 45
44
East Bonita Beach Road Community Development District Special
Assessment 08/29/18 340,000 99.85 340
328
Elevation Pointe Community Development District Special Assessment 04/06/22 1,105,000 100.00 1,105
1,023
Elevation Pointe Community Development District Special Assessment 04/06/22 250,000 99.34 248
229
Elevation Pointe Community Development District Special Assessment 04/06/22 205,000 99.67 204
193
Entrada Community Development District Special Assessment 09/23/21 370,000 99.51 368
296
Epperson North Community Development District Special Assessment 10/05/21 360,000 100.08 360
323
Epperson North Community Development District Special Assessment 10/05/21 295,000 100.00 295
246
Florida Development Finance Corp. Revenue Bonds 06/20/19 100,000 106.37 106
95
Florida Development Finance Corp. Revenue Bonds 06/20/19 125,000 111.57 139
121
Florida Development Finance Corp. Revenue Bonds 06/20/19 100,000 112.39 112
99
Florida Development Finance Corp. Revenue Bonds 10/21/20 225,000 102.89 232
202
Florida Development Finance Corp. Revenue Bonds 07/23/21 610,000 100.00 610
539
Florida Development Finance Corp. Revenue Bonds 07/23/21 100,000 109.90 110
95
Florida Development Finance Corp. Revenue Bonds 08/18/22 925,000 104.48 966
903
Florida Higher Educational Facilities Financial Authority Revenue Bonds 06/08/18 800,000 100.43 803
702
Florida Higher Educational Facilities Financial Authority Revenue Bonds 06/08/18 150,000 100.67 151
127
Fulton County Development Authority Revenue Bonds 08/03/22 275,000 98.54 271
265
Gracewater Sarasota Community Development District Special Assessment 09/24/21 470,000 100.00 470
426
Grand Oaks Community Development District Special Assessment 11/03/21 180,000 100.00 180
162
Grove Resort Community Development District Special Assessment 02/09/22 145,000 100.00 145
131
Harmony West Community Development District Special Assessment 06/19/18 620,000 100.00 620
584
Harmony West Community Development District Special Assessment 06/19/18 420,000 100.00 420
414
Harmony West Community Development District Special Assessment 06/19/18 130,000 100.00 130
129
Hills Minneola Community Development District Special Assessment 07/16/20 135,000 100.00 135
128

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — October 31, 2022
See accompanying notes which are an integral part of the financial statements.
Tax-Exempt Bond Fund 683
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
Hills Minneola Community Development District Special Assessment 07/16/20 140,000 100.00 140
122
Illinois Finance Authority Revenue Bonds 07/01/21 300,000 111.99 336
279
Illinois Finance Authority Revenue Bonds 07/01/21 890,000 112.96 1,005
747
Illinois Finance Authority Revenue Bonds 07/01/21 500,000 112.99 565
459
Illinois Finance Authority Revenue Bonds 07/01/21 440,000 113.43 499
376
Illinois Finance Authority Revenue Bonds 07/01/21 340,000 113.72 387
296
Illinois Finance Authority Revenue Bonds 12/16/21 180,000 113.54 204
160
Industrial Development Authority of the County of Pima (The) Revenue
Bonds 10/06/22 1,000,000 100.00 1,000
983
Industrial Development Authority of the County of Pima (The) Revenue
Bonds 10/06/22 500,000 100.57 503
499
K-Bar Ranch II Community Development District Special Assessment 12/19/17 345,000 100.00 345
331
Kingman Gate Community Development District Special Assessment 03/03/21 250,000 100.00 250
210
Kingman Gate Community Development District Special Assessment 03/03/21 165,000 100.00 165
150
Lakewood Ranch Stewardship District Special Assessment 09/01/21 260,000 99.28 258
210
Lakewood Ranch Stewardship District Special Assessment 09/01/21 185,000 99.71 184
166
Lakewood Ranch Stewardship District Special Assessment 12/10/21 410,000 99.77 409
333
Main Street Natural Gas, Inc. Revenue Bonds 01/20/22 1,815,000 102.21 1,855
1,738
Mangrove Point & Mangrove Manor Community Development District
Special Assessment 04/04/22 300,000 100.00 300
283
Maricopa County Industrial Development Authority Revenue Bonds 09/23/21 515,000 110.77 567
394
Maricopa County Industrial Development Authority Revenue Bonds 12/09/21 100,000 106.44 106
82
Massachusetts Development Finance Agency Revenue Bonds 10/31/18 215,000 100.00 215
214
Massachusetts Development Finance Agency Revenue Bonds 10/31/18 1,000,000 102.15 1,021
1,019
McJunkin Parkland Community Development District Special Assessment 11/01/18 520,000 100.00 520
514
Mississippi Development Bank Revenue Bonds 10/01/21 100,000 110.76 111
101
Mississippi Development Bank Revenue Bonds 10/01/21 100,000 112.23 112
101
Mississippi Development Bank Revenue Bonds 10/01/21 100,000 113.60 114
101
Mississippi Development Bank Revenue Bonds 10/01/21 125,000 114.69 143
127
Mississippi Development Bank Revenue Bonds 10/01/21 175,000 115.75 202
178
Naples Reserve Community Development District Special Assessment 05/10/18 535,000 99.55 533
524
Nevada Department of Business & Industry Revenue Bonds 08/31/17 340,000 104.24 354
335
Nevada Department of Business & Industry Revenue Bonds 04/06/18 585,000 100.00 585
560
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds 12/10/21 665,000 108.20 720
634
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds 12/10/21 535,000 110.64 592
496
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds 12/10/21 730,000 113.88 831
650
New York Liberty Development Corp. Revenue Bonds 07/07/20 2,865,000 95.22 2,692
2,508
New York Liberty Development Corp. Revenue Bonds 09/19/22 250,000 101.60 254
250
Oregon State Facilities Authority Revenue Bonds 10/10/17 750,000 104.80 786
661
Park East Community Development District Special Assessment 12/01/21 470,000 100.04 470
421
Parrish Plantation Community Development District Special Assessment 09/01/22 215,000 100.00 215
204
Philadelphia Authority for Industrial Development Revenue Bonds 11/20/20 305,000 107.43 328
305
Philadelphia Authority for Industrial Development Revenue Bonds 11/20/20 660,000 111.35 735
656
Philadelphia Authority for Industrial Development Revenue Bonds 11/20/20 440,000 112.52 495
432
Philadelphia Authority for Industrial Development Revenue Bonds 11/20/20 415,000 112.92 469
411
Pine Isle Community Development District Special Assessment 11/04/21 300,000 100.00 300
267
Pine Isle Community Development District Special Assessment 11/04/21 100,000 100.00 100
82
Port of Greater Cincinnati Development Authority Revenue Bonds 03/30/21 100,000 100.29 100
83
Public Finance Authority Revenue Bonds 06/25/14 1,250,000 98.69 1,234
1,290
Public Finance Authority Revenue Bonds 07/17/20 170,000 100.00 170
133
Public Finance Authority Revenue Bonds 12/03/20 240,000 111.88 269
222
Public Finance Authority Revenue Bonds 02/02/22 750,000 103.65 777
569
Public Finance Authority Revenue Bonds 02/02/22 455,000 104.79 477
395
Public Finance Authority Revenue Bonds 02/02/22 450,000 105.08 473
403
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue Bonds 09/27/21 1,520,000 116.21 1,705
1,416
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue Bonds 11/16/21 7,750,000 122.13 9,465
6,984
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue Bonds 01/11/22 9,450,000 102.88 8,453
8,067
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue Bonds 01/13/22 400,000 120.45 482
367
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue Bonds 04/11/22 4,875,000 106.09 5,172
4,662
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue Bonds 09/29/22 315,000 100.21 316
313
Rivers Edge III Community Development District Special Assessment 04/07/21 300,000 99.55 299
251
Rivers Edge III Community Development District Special Assessment 04/07/21 210,000 99.77 210
190
Royse City Special Assessment 06/30/20 175,000 102.74 180
147
Royse City Special Assessment 07/15/20 100,000 100.00 100
83
Royse City Special Assessment 07/15/20 100,000 100.00 100
93

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — October 31, 2022
See accompanying notes which are an integral part of the financial statements.
684 Tax-Exempt Bond Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
Sandmine Road Community Development District Special Assessment 10/14/21 300,000 100.00 300
267
Sandmine Road Community Development District Special Assessment 10/05/22 100,000 99.71 100
98
Sarasota National Community Development District Special Assessment 03/26/21 125,000 99.67 125
109
Sawyers Landing Community Development District Special Assessment 08/04/21 295,000 99.64 294
276
Scenic Terrace South Community Development District Special Assessment 03/16/22 75,000 100.00 75
70
Sherwood Manor Community Development District Special Assessment 09/13/18 550,000 99.26 546
537
Siena North Community Development District Special Assessment 02/02/22 135,000 100.00 135
121
Somerset Community Development District Special Assessment 04/06/22 260,000 100.00 260
236
Somerset Community Development District Special Assessment 04/06/22 625,000 101.03 631
601
Somerset Community Development District Special Assessment 04/06/22 200,000 101.09 202
198
Somerset Community Development District Special Assessment 04/06/22 600,000 101.14 607
582
Somerset Community Development District Special Assessment 04/06/22 215,000 101.19 218
211
Stonewater Community Development District Special Assessment 10/13/21 275,000 100.00 275
245
Storey Drive Community Development District Special Assessment 01/12/22 200,000 100.00 200
176
Summer Woods Community Development District Special Assessment 10/05/21 195,000 100.00 195
177
Summerstone Community Development District Special Assessment 09/09/21 235,000 100.00 235
212
Timber Creek Community Development District Special Assessment 06/20/18 130,000 100.00 130
128
Timber Creek Community Development District Special Assessment 06/20/18 535,000 100.00 535
502
Timber Creek Community Development District Special Assessment 06/20/18 400,000 99.85 399
391
Tohoqua Community Development District Special Assessment 03/05/21 320,000 100.00 320
270
Town of Flower Mound Special Assessment 02/09/21 800,000 100.00 800
611
Town of Flower Mound Special Assessment 02/09/21 750,000 100.00 750
604
Town of Little Elm Special Assessment 12/08/21 708,000 100.00 708
474
Travis County Development Authority Special Assessment 09/13/22 302,000 100.00 302
287
Triple Creek Community Development District Special Assessment 11/23/21 450,000 100.00 450
367
Two Rivers North Community Development District Special Assessment 04/27/22 130,000 100.00 130
126
Two Rivers North Community Development District Special Assessment 04/27/22 630,000 100.00 630
597
Union Park East Community Development District Special Assessment 09/15/21 170,000 100.13 170
154
V-Dana Community Development District Special Assessment 04/01/21 375,000 100.00 375
342
V-Dana Community Development District Special Assessment 04/01/21 125,000 99.44 124
105
Veranda Community Development District II Special Assessment 02/24/21 35,000 100.00 35
32
Veranda Community Development District II Special Assessment 02/24/21 55,000 100.00 55
46
Verano No. 3 Community Development District Special Assessment 04/16/21 80,000 100.00 80
72
Verano No. 3 Community Development District Special Assessment 04/16/21 120,000 100.00 120
100
Village Community Development District No. 12 Special Assessment 03/16/18 1,430,000 100.00 1,430
1,367
Villages of Glen Creek Community Development District Special
Assessment 01/12/22 135,000 100.00 135
120
Villamar Community Development District Special Assessment 02/28/22 370,000 100.00 370
313
Villamar Community Development District Special Assessment 02/28/22 255,000 100.00 255
220
Washington State Housing Finance Commission Revenue Bonds 09/10/21 1,625,000 100.00 1,625
1,433
West Port Community Development District Special Assessment 07/27/22 200,000 100.00 200
192
West Villages Improvement District Special Assessment 03/31/21 825,000 100.00 825
696
Westchester County Local Development Corp. Revenue Bonds 10/28/21 1,500,000 100.00 1,500
1,426
Westview North Community Development District Special Assessment 10/05/22 400,000 99.72 399
392
Willows Community Development District Special Assessment 09/21/22 400,000 100.00 400 392
115,311
For a description of restricted securities see note 8 in the Notes to Financial Statements.
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Short Positions
United States 5 Year Treasury Note Futures 400 USD 42,638 12/22
1,844
United States 10 Year Treasury Note Futures 905 USD 100,087 12/22
6,161
United States 10 Year Ultra Treasury Note Futures 1,750 USD 202,973 12/22 12,880
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å) 20,885

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — October 31, 2022
See accompanying notes which are an integral part of the financial statements.
Tax-Exempt Bond Fund 685
Presentation of Portfolio Holdings
Amount in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total % of Net Assets
Municipal Bonds
Alabama $ — $ 81,580 $ —
$ —
$ 81,580 2.0
Alaska — 16,575 —
—
16,575 0.4
Arizona — 64,124 —
—
64,124 1.6
Arkansas — 11,982 —
—
11,982 0.3
California — 332,485 —
—
332,485 8.3
Colorado — 105,178 —
—
105,178 2.6
Connecticut — 95,299 —
—
95,299 2.4
Delaware — 8,661 —
—
8,661 0.2
District of Columbia — 32,001 —
—
32,001 0.8
Florida — 286,025 —
—
286,025 7.1
Georgia — 71,792 —
—
71,792 1.8
Guam — 47,559 —
—
47,559 1.2
Hawaii — 13,287 —
—
13,287 0.3
Idaho — 15,724 —
—
15,724 0.4
Illinois — 556,210 —
—
556,210 13.9
Indiana — 19,168 —
—
19,168 0.5
Iowa — 27,883 —
—
27,883 0.7
Kansas — 12,425 —
—
12,425 0.3
Kentucky — 28,885 —
—
28,885 0.7
Louisiana — 66,461 —
—
66,461 1.7
Maine — 3,850 —
—
3,850 0.1
Maryland — 59,589 —
—
59,589 1.5
Massachusetts — 40,243 —
—
40,243 1.0
Michigan — 113,316 —
—
113,316 2.8
Minnesota — 16,266 —
—
16,266 0.4
Mississippi — 38,508 —
—
38,508 1.0
Missouri — 28,94 6 —
—
28,94 6 0.7
Montana — 8,555 —
—
8,555 0.2
Nebraska — 17,784 —
—
17,784 0.4
Nevada — 33,464 —
—
33,464 0.8
New Hampshire — 17,847 —
—
17,847 0. 5
New Jersey — 13 8 , 254 —
—
13 8 , 254 3. 4
New Mexico — 9,412 —
—
9,412 0.2
New York — 399 ,0 80 —
—
399 ,0 80 10. 0
North Carolina — 21,505 —
—
21,505 0.5
North Dakota — 7,238 —
—
7,238 0.2
Ohio — 79,996 —
—
79,996 2.0
Oklahoma — 14,129 —
—
14,129 0.4

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — October 31, 2022
See accompanying notes which are an integral part of the financial statements.
686 Tax-Exempt Bond Fund
Presentation of Portfolio Holdings
Amount in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total % of Net Assets
Oregon — 17,202 —
—
17,202 0.4
Pennsylvania — 175,322 —
—
175,322 4.4
Puerto Rico — 116,089 —
—
116,089 2.9
Rhode Island — 21,921 —
—
21,921 0.5
South Carolina — 23,482 —
—
23,482 0.6
South Dakota — 2,677 —
—
2,677 0.1
Tennessee — 16,173 —
—
16,173 0.4
Texas — 369,499 —
—
369,499 9.2
Utah — 30,064 —
—
30,064 0.7
Vermont — 6,999 —
—
6,999 0.2
Virgin Islands — 28,762 —
—
28,762 0.7
Virginia — 29,342 —
—
29,342 0.7
Washington — 69,638 —
—
69,638 1.7
West Virginia — 11,956 —
—
11,956 0.3
Wisconsin — 45,625 —
—
45,625 1.1
Wyoming — 3,060 —
—
3,060 0.1
Short-Term Investments — — — 51,045 51,045 1.3
Total Investments $ — $ 3,909,097 $ — $ 51,045 $ 3,960,142 98.6
Other Assets and Liabilities, Net
1.4
100.0
Other Financial Instruments
Assets
Futures Contracts 20,885 — — — 20,885 0.5
Total Other Financial Instruments
*
$ 20,885 $ — $ — $ — $ 20,885
* Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of
Investments.
For a description of the Levels, see note 2 in the Notes to Financial Statements.
For a disclosure on transfers into and out of Level 3 during the period ended October 31, 2022, see note 2 in the Notes to
Financial Statements.

Russell Investment Company
Tax-Exempt Bond Fund
Fair Value of Derivative Instruments — October 31, 2022
See accompanying notes which are an integral part of the financial statements.
Tax-Exempt Bond Fund 687
Amounts in thousands
Derivatives not accounted for as hedging instruments
Interest Rate
Contracts
Location: Statement of Assets and Liabilities - Assets
Variation margin on futures contracts* $ 20,885
Derivatives not accounted for as hedging instruments
Interest Rate
Contracts
Location: Statement of Operations - Net realized gain (loss)
Futures contracts $ 41,827
Location: Statement of Operations - Net change in unrealized appreciation (depreciation)
Futures contracts $ 16,283
* Includes cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the
Statement of Assets and Liabilities.
For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

Russell Investment Company
Tax-Exempt Bond Fund
See accompanying notes which are an integral part of the financial statements.
688 Tax-Exempt Bond Fund
Statement of Assets and Liabilities — October 31, 2022
Amounts in thousands
Assets
Investments, at identified cost ......................................................................................................................................................
$ 4,315,309
Investments, at fair value(>) ........................................................................................................................................................
3,960,142
Cash .............................................................................................................................................................................................. 10,737
Receivables:
Dividends and interest ...................................................................................................................................................... 51,596
Dividends from affiliated funds ....................................................................................................................................... 206
Investments sold ............................................................................................................................................................... 8,481
Fund shares sold ............................................................................................................................................................... 12,943
Variation margin on futures contracts .............................................................................................................................. 20,892
Total assets ...............................................................................................................................................................
4,064,997
Liabilities
Payables:
Due to broker (a) .............................................................................................................................................................. 12,069
Investments purchased ..................................................................................................................................................... 32,384
Fund shares redeemed ...................................................................................................................................................... 3,589
Accrued fees to affiliates .................................................................................................................................................. 1,625
Other accrued expenses .................................................................................................................................................... 411
Total liabilities ...........................................................................................................................................................
50,078
Net Assets ...............................................................................................................................................................
$ 4,014,919

Russell Investment Company
Tax-Exempt Bond Fund
See accompanying notes which are an integral part of the financial statements.
Tax-Exempt Bond Fund 689
Statement of Assets and Liabilities, continued — October 31, 2022
Amounts in thousands
Net Assets Consist of:
Total distributable earnings (losses) .............................................................................................................................................
$ (463,91 2 )
Shares of beneficial interest .........................................................................................................................................................
1,926
Additional paid-in capital ............................................................................................................................................................
4,476,90 5
Net Assets ...............................................................................................................................................................
$ 4,014,919
Net Asset Value
,
offering and redemption price per share:
Net asset value per share: Class A(#) ........................................................................................................................................... $ 20.93
Maximum offering price per share (Net asset value plus sales charge of 3.75%): Class A ..................................................... $ 2 1 . 75
Class A
—
Net assets ........................................................................................................................................................... $ 30,594,624
Class A
—
Shares outstanding ($.01 par value) .................................................................................................................. 1,461,554
Net asset value per share: Class C(#) ........................................................................................................................................... $ 20.80
Class C
—
Net assets ........................................................................................................................................................... $ 20,240,037
Class C
—
Shares outstanding ($.01 par value) .................................................................................................................. 973,085
Net asset value per share: Class M(#) .......................................................................................................................................... $ 20.85
Class M
—
Net assets .......................................................................................................................................................... $ 1,168,139,183
Class M
—
Shares outstanding ($.01 par value) .................................................................................................................. 56,016,890
Net asset value per share: Class S(#) ........................................................................................................................................... $ 20.85
Class S
—
Net assets ............................................................................................................................................................ $ 2,795,945,107
Class S
—
Shares outstanding ($.01 par value) ................................................................................................................... 134,114,518
Amounts in thousands
(>)     Investments in affiliates, U.S. Cash Management Fund $ 51,045
(a)      Due to Broker for Futures $ 12,069
(#) Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

Russell Investment Company
Tax-Exempt Bond Fund
See accompanying notes which are an integral part of the financial statements.
690 Tax-Exempt Bond Fund
Statement of Operations — For the Period Ended October 31, 2022
Amounts in thousands
Investment Income
Dividends from affiliated funds ....................................................................................................................................... $ 921
Interest .............................................................................................................................................................................. 110,298
Total investment income ..............................................................................................................................................................
111,219
Expenses
Advisory fees ................................................................................................................................................................... 12,94 7
Administrative fees .......................................................................................................................................................... 2,082
Custodian fees .................................................................................................................................................................. 336
Distribution fees - Class A ............................................................................................................................................... 87
Distribution fees - Class C ............................................................................................................................................... 179
Transfer agent fees - Class A ........................................................................................................................................... 70
Transfer agent fees - Class C ........................................................................................................................................... 48
Transfer agent fees - Class M .......................................................................................................................................... 2,457
Transfer agent fees - Class S ............................................................................................................................................ 6,056
Professional fees .............................................................................................................................................................. 645
Registration fees ............................................................................................................................................................... 197
Shareholder servicing fees - Class C ............................................................................................................................... 60
Trustees’ fees .................................................................................................................................................................... 235
Printing fees ..................................................................................................................................................................... 110
Miscellaneous .................................................................................................................................................................. 11 7
Expenses before reductions .............................................................................................................................................. 25,626
Expense reductions .......................................................................................................................................................... (3,804)
Net expenses ................................................................................................................................................................................
21,822
Net investment income (loss) .......................................................................................................................................................
89,397
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments ...................................................................................................................................................................... (96,705)
Investments in affiliated funds ......................................................................................................................................... (19)
Futures contracts .............................................................................................................................................................. 41,827
Net realized gain (loss) ................................................................................................................................................................
(54,897)
Net change in unrealized appreciation (depreciation) on:
Investments ..................................................................................................................................................................... (529,577)
Investments in affiliated funds ......................................................................................................................................... (2)
Futures contracts .............................................................................................................................................................. 16,283
Net change in unrealized appreciation (depreciation) ................................................................................................................. (513,296)
Net realized and unrealized gain (loss) ........................................................................................................................................ (568,193)
Net Increase (Decrease) in Net Assets from Operations ....................................................................................
$ (478,796)

Russell Investment Company
Tax-Exempt Bond Fund
See accompanying notes which are an integral part of the financial statements.
Tax-Exempt Bond Fund 691
Statements of Changes in Net Assets
Amounts in thousands
For the Periods Ended October 31,
2022 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss) .............................................................................................................. $ 89,397 $ 72,354
Net realized gain (loss) ....................................................................................................................... (54,897) 4,89 8
Net change in unrealized appreciation (depreciation) ........................................................................ (513,296) 33,49 4
Net increase (decrease) in net assets from operations .............................................................................. (478,796) 110,74 6
Distributions
To shareholders
Class A .......................................................................................................................................... (736) (756)
Class C .......................................................................................................................................... (336) (336)
Class M ......................................................................................................................................... (30,991) (20,936)
Class S .......................................................................................................................................... (73,346) (62,448)
Net decrease in net assets from distributions ............................................................................................ (105,409) (84,476)
Share Transactions*
Net increase (decrease) in net assets from share transactions ................................................................... 358,880 1,071,416
Total Net Increase (Decrease) in Net Assets ........................................................................
(225,325) 1,097,68 6
Net Assets
Beginning of period .................................................................................................................................. 4,240,244 3,142,558
End of period .............................................................................................................................................
$ 4,014,919 $ 4,240,24 4

Russell Investment Company
Tax-Exempt Bond Fund
See accompanying notes which are an integral part of the financial statements.
692 Tax-Exempt Bond Fund
Statements of Changes in Net Assets, continued
* Share transaction amounts (in thousands) for the periods ended October 31, 2022 and October 31, 2021 were as follows:
2022 2021
Shares Dollars Shares Dollars
Class A
Proceeds from shares sold 317 $ 7,088 415 $ 10,020
Proceeds from reinvestment of distributions 32 728 31 746
Payments for shares redeemed (519) (11,578) (267) (6,425)
Net increase (decrease)
(170) (3,762) 179 4,341
Class C
Proceeds from shares sold 232 5,290 409 9,807
Proceeds from reinvestment of distributions 15 336 14 336
Payments for shares redeemed (388) (8,735) (289) (6,940)
Net increase (decrease)
(141) (3,109) 134 3,203
Class M
Proceeds from shares sold 19,222 435,930 31,248 750,413
Proceeds from reinvestment of distributions 1,375 30,929 872 20,902
Payments for shares redeemed (13,565) (300,271) (4,747) (114,063)
Net increase (decrease)
7,032 166,588 27,373 657,252
Class S
Proceeds from shares sold 46,292 1,044,519 41,249 991,505
Proceeds from reinvestment of distributions 3,252 73,208 2,600 62,287
Payments for shares redeemed (41,525) (918,564) (26,982) (647,172)
Net increase (decrease)
8,019 199,163 16,867 406,620
Total increase (decrease)
14,740 $ 358,880 44,553 $ 1,071,416

Russell Investment Company
Tax-Exempt Bond Fund
Financial Highlights — For the Periods Ended
See accompanying notes which are an integral part of the financial statements.
694 Tax-Exempt Bond Fund
For a Share Outstanding Throughout Each Period.
$
Net Asset Value,
Beginning of
Period
$
Net Investment
Income (Loss)
(a)(d)
$
Net Realized
and Unrealized
Gain (Loss)
$
Total from
Investment
Operations
$
Distributions
from Net
Investment Income
$
Total
Distributions
Class A
October 31, 2022 23.94 . 39 (2. 92 ) (2.53) (.48) (.48)
October 31, 2021 23.67 .40 .3 6 .7 6 (.49) (.49)
October 31, 2020 23.75 .36 .12 .48 (.56) (.56)
October 31, 2019 22.56 .61 1.19 1.80 (.61) (.61)
October 31, 2018 23.19 .59 (.65) (.06) (.57) (.57)
Class C
October 31, 2022 23.78 . 23 (2. 89 ) (2.66) (.32) (.32)
October 31, 2021 23.53 .23 .3 4 .5 7 (.32) (.32)
October 31, 2020 23.61 .19 .12 .31 (.39) (.39)
October 31, 2019 22.43 .45 1.17 1.62 (.44) (.44)
October 31, 2018 23.05 .42 (.63) (.21) (.41) (.41)
Class M
October 31, 2022 23.85 . 48 (2. 91 ) (2.43) (.57) (.57)
October 31, 2021 23.58 .49 .36 .85 (.58) (.58)
October 31, 2020 23.67 .45 .11 .56 (.65) (.65)
October 31, 2019 22.49 .70 1.18 1.88 (.70) (.70)
October 31, 2018 23.11 .67 (.63) .04 (.66) (.66)
Class S
October 31, 2022 23.84 . 46 (2. 90 ) (2.44) (.55) (.55)
October 31, 2021 23.58 .47 .35 .82 (.56) (.56)
October 31, 2020 23.66 .43 .12 .55 (.63) (.63)
October 31, 2019 22.48 .68 1.17 1.85 (.67) (.67)
October 31, 2018 23.10 .65 (.63) .02 (.64) (.64)

See accompanying notes which are an integral part of the financial statements.
Tax-Exempt Bond Fund 695
$
Net Asset Value,
End of
Period
%
Total
Return
(c)
$
Net Assets,
End of Period
(000)
%
Ratio of Expenses
to Average
Net Assets,
Gross
%
Ratio of Expenses
to Average
Net Assets,
Net
(d)
%
Ratio of Net
Investment Income
to Average
Net Assets
(d)
%
Portfolio
Turnover Rate
20.93 (10.70) 30,595 .84 .82 1.74 42
23.9 4 3.22 39,060 .84 .82 1.67 19
23.67 2.06 34,384 .84 .82 1.53 43
23.75 8.06 27,045 .82 .80 2.64 35
22.56 (.26) 23,575 .83 .81 2.56 51
20.80 (11.29) 20,240 1.59 1.53 1.03 42
23.7 8 2.44 26,500 1.59 1.53 .96 19
23.53 1.35 23,071 1.59 1.53 .82 43
23.61 7.30 22,469 1.58 1.52 1.93 35
22.43 (.92) 23,819 1.58 1.52 1.85 51
20.85 (10.34) 1,168,139 .59 .43 2.16 42
23.85 3.63 1,168,245 .59 .43 2.04 19
23.58 2.43 509,715 .59 .43 1.92 43
23.67 8.46 425,788 .58 .42 2.99 35
22.49 .17 151,219 .58 .42 2.96 51
20.8 5 (10.40) 2,795,945 .59 .53 2.05 42
23.84 3.49 3,006,439 .59 .53 1.96 19
23.58 2.37 2,575,388 .59 .53 1.82 43
23.66 8.35 2,464,168 .58 .52 2.92 35
22.48 .07 2,212,775 .58 .52 2.85 51

Russell Investment Company
Tax-Exempt Bond Fund
See accompanying notes which are an integral part of the financial statements.
696 Tax-Exempt Bond Fund
Related Party Transactions, Fees and Expenses
Accrued fees payable to affiliates for the period ended October 31, 2022 were as follows:
Transactions (amounts in thousands) during the period ended October 31, 2022 with Underlying Funds which are, or were, an affiliated company are as follows:
Federal Income Taxes
At October 31, 2022, the cost of investments, net unrealized appreciation (depreciation), and components of distributable earnings for income tax purposes were as follows:
For the fiscal years ended October 31, 2022 and October 31, 2021, respectively, the Fund made the following tax basis distributions:
Net investment income and net realized gains (losses) in the financial statements may differ from taxable net investment income and net realized gains (losses). Capital accounts within the financial statements are adjusted for permanent differences between book and tax accounting.  These differences may be due to foreign currency gains or losses, reclassifications of dividends and /or differences in treatment of income from swaps.  These adjustments have no impact on the net assets.
At October 31, 2022, the Statement of Assets and Liabilities has been adjusted by the following amounts (in thousands):
Advisory fees $ 1,039,766
Administration fees 168,793
Distribution fees 19,647
Shareholder servicing fees 4,365
Transfer agent fees 385,656
Trustee fees 6,900
$ 1,625,127
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Income
Distributions
Capital Gains
Distributions
U.S. Cash Management Fund $ 181,027 $ 1,074,364 $ 1,204,325 $ (19) $ (2) $ 51,045 $ 921 $ —
Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
Undistributed
Ordinary Income
Undistributed
Long-Term
Capital Gains
(Capital Loss
Carryforward)
$ 4,354,154,601 $ 22,689,537 $ (416,701,667) $ (394,012,130) $ 10,162,493 $ (80,064,385)
October 31, 2022 October 31, 2021
Ordinary Income
Distributions
Long-Term
Capital Gain
Distributions
Tax-Exempt
Income
Ordinary Income
Distributions
Long-Term
Capital Gain
Distributions
Tax-Exempt
Income
$ 278,213 $ — $ 105,131,286 $ 494,467 $ — $ 83,981,227
Total distributable earnings (losses)
$ 2
Additional paid-in capital
(2)

Russell Investment Company
Global Infrastructure Fund
Portfolio Management Discussion and Analysis — October 31, 2022
(Unaudited)
698 Global Infrastructure Fund
xt
Global Infrastructure Fund - Class A
‡
Total
Return
1 Year (11 .36)%
5 Years 1 .72%§
10 Years 5 .21%§
Global Infrastructure Fund - Class C
Total
Return
1 Year (6 .67)%
5 Years 2 .18%§
10 Years 5 .04%§
Global Infrastructure Fund - Class M
‡‡
Total
Return
1 Year (5 .70)%
5 Years 3 .27%§
10 Years 6 .13%§
Global Infrastructure Fund - Class S
Total
Return
1 Year (5 .79)%
5 Years 3 .20%§
10 Years 6 .09%§
Global Infrastructure Fund - Class Y
Total
Return
1 Year (5 .60)%
5 Years 3 .37%§
10 Years 6 .27%§
S&P Global Infrastructure Index Net (USD)
SM
**
Total
Return
1 Year (5 .43)%
5 Years 2 .02%§
10 Years 5 .12%§

Russell Investment Company
Global Infrastructure Fund
Portfolio Management Discussion and Analysis, continued — October 31,
2022 (Unaudited)
Global Infrastructure Fund 699
The Global Infrastructure Fund (the “Fund”) employs a multi-
manager approach whereby Russell Investment Management,
LLC (“RIM”) manages a portion of the Fund’s assets based upon model portfolios provided by multiple non-discretionary money managers. The Fund’s money managers have non-discretionary
assignments pursuant to which they provide a model portfolio to RIM representing their investment recommendations, based
upon which RIM purchases and sells securities for the Fund.
RIM also manages the portion of the Fund’s assets that RIM
determines not to manage based upon model portfolios provided by the Fund’s money managers. RIM may change the allocation
of the Fund’s assets at any time. An exemptive order from the
Securities and Exchange Commission permits RIM to engage
or terminate a money manager at any time, subject to approval by the Fund’s Board, without a shareholder vote. Pursuant to the terms of the exemptive order, the Fund is required to notify its shareholders within 90 days of when a money manager begins
providing services. As of October 31, 2022, the Fund had three money managers.
What is the Fund’s investment objective?
The Fund seeks to provide long-term growth of capital and
current income.
How did the Fund perform relative to its benchmark
for the fiscal year ended October 31, 2022?
For the fiscal year ended October 31, 2022 (the “fiscal year”), the
Fund’s Class A, Class C, Class M, Class S and Class Y Shares
lost 5.95%, 6.67%, 5.70%, 5.79% and 5.60%, respectively.
This is compared to the Fund’s benchmark, the S&P Global
Infrastructure Index Net (USD), which lost 5.43% during
the fiscal year. The Fund’s performance includes operating
expenses, whereas index returns are unmanaged and do not
include expenses of any kind.
For the fiscal year, the Morningstar
®
Infrastructure Category,
a group of funds that Morningstar, Inc. considers to have
investment strategies similar to those of the Fund, lost 11.03%.
This return serves as a peer comparison and is expressed net of operating expenses.
How did market conditions affect the Fund’s
performance?
For the fiscal year, the global infrastructure market, as measured by the S&P Global Infrastructure Index Net (USD), delivered a negative 5.43% return, outperforming broader global equities.
Within the global infrastructure sector, there was a wide
dispersion in performance by sector and company.
The energy infrastructure sector was the top performing category in the index during the fiscal year. Within transports, airports and seaports lagged while toll roads, which benefitted from
increased travel and inflation-linked revenues, outperformed.
Among utilities, electric and multi-utilities finished slightly behind the index while gas utilities finished at the bottom of the index.
From a regional perspective, the United States led the index.
Emerging markets followed closely, supported by strength from
Mexican airports. Europe and Asia underperformed during the
fiscal year.
How did the investment strategies and techniques
employed by the Fund and its money managers affect
its benchmark relative performance?
Out-of-index allocations to communications and railroads
negatively impacted performance during the fiscal year.
Security selection among electric utilities and water utilities also detracted. Favorable stock selection in and an underweight to seaports benefitted performance. At the regional level, stock selection within Europe and North America detracted from
performance while selection within emerging markets was
beneficial.
With respect to the Fund’s money managers, Nuveen Asset
Management, LLC (“Nuveen”) underperformed the Fund’s
benchmark for the fiscal year. Out-of-index exposure to cell towers and positioning within toll roads had the largest impact, driving underperformance. Security selection among water and electric utilities also detracted. An underweight to seaports and airports was beneficial.
First Sentier Investors (Australia) IM Ltd outperformed the
Fund’s benchmark for the fiscal year. Favorable security
selection within the midstream energy and multi-utilities sector drove excess returns. A zero-weight to seaports also contributed positively to performance. An overweight to gas utilities
partially offset positive results.
Cohen & Steers Capital Management, Inc., Cohen & Steers UK
Limited and Cohen & Steers Asia Limited (together, “Cohen
& Steers”) outperformed the Fund’s benchmark for the fiscal
year. Positive stock selection among seaports, midstream energy and multi-utilities contributed to outperformance. Favorable security selection within the airports and toll roads sectors also had a positive impact. Underweight positioning in electric utilities detracted from performance.
RIM manages assets not allocated to money manager strategies and the Fund’s cash balances.
During the fiscal year, RIM utilized a positioning strategy to implement sector tilting through the use of infrastructure stocks.
The strategy seeks to position the portfolio to meet RIM’s
overall preferred positioning objectives, while optimizing the portfolio to minimize tracking error relative to the Fund’s money

Russell Investment Company
Global Infrastructure Fund
Portfolio Management Discussion and Analysis, continued — October 31,
2022 (Unaudited)
700 Global Infrastructure Fund
manager portfolios. The strategy outperformed relative to the
Fund’s benchmark. The underweight to renewables and water
utilities drove excess returns. The overweight to gas utilities partially offset positive results.
During the fiscal year, the Fund used index futures contracts to equitize the Fund’s cash and this strategy performed as intended.
Describe any changes to the Fund’s structure or the
money manager line-up.
There were no changes to the Fund’s structure or money
manager line-up during the fiscal year.
The views expressed in this report reflect those of
the portfolio managers only through the end of the
fiscal year covered by the report. These views do not
necessarily represent the views of RIM or any other
person in RIM or any other affiliated organization.
These views are subject to change at any time based
upon market conditions or other events, and RIM
disclaims any responsibility to update the views
contained herein. These views should not be relied
on as investment advice and, because investment
decisions for a Russell Investment Company (“RIC”)
Fund are based on numerous factors, should not be
relied on as an indication of investment decisions of
any RIC Fund.
Money Managers as of October 31,
2022 Styles
Cohen & Steers Capital Management, Inc.,
Cohen & Steers UK Limited and Cohen &
Steers Asia Limited Public Market Equity
First Sentier Investors (Australia) IM Ltd Public Market Equity
Nuveen Asset Management, LLC Public Market Equity
* Assumes initial investment on November 1, 2012.
** S&P Global Infrastructure Index Net (USD )
SM
provides liquid and tradable exposure to 75 companies around the world that represent the listed infrastructure universe. The index has balanced weights across three distinct infrastructure classes: utilities, transportation and energy.
‡ The performance shown has been adjusted to reflect the deduction of the maximum Class A sales charge of 5.75%.
‡‡ The Fund’s performance inception date for Class M Shares was March 16, 2017. The returns shown for Class M Shares prior to that date are the returns of the Fund’s Class S Shares. Class M Shares will have substantially similar annual returns as the Class S Shares because the Shares of each Class are invested in the same portfolio of securities. Annual returns for each Class will differ only to the extent that the Class M Shares do not have the same expenses as the
Class S Shares.
§ Annualized.
Performance is historical and assumes reinvestment of all dividends and capital gains.  Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than when purchased.  Past performance is not indicative of future results.  The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Additionally, the returns presented herein may differ from the performance reported in the Financial Highlights as the returns herein are calculated in a manner consistent with standardized performance in accordance with
Securities and Exchange Commission rules, while the performance in the Financial Highlights has been calculated in accordance with U.S. Generally Accepted
Accounting Pr inciple s (“U.S. GAAP”).

Russell Investment Company
Global Infrastructure Fund
Shareholder Expense Example — October 31, 2022 (Unaudited)
Global Infrastructure Fund 701
Fund Expenses
The following disclosure provides important information
regarding the Fund’s Shareholder Expense Example
(“Example”).
Example
As a shareholder of the Fund, you incur two types of costs:
(1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs,
including advisory and administrative fees; distribution (12b-1)
and/or service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars)
of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from May 1, 2022 to October 31, 2022.
Actual Expenses
The information in the table under the heading “Actual
Performance” provides information about actual account
values and actual expenses. You may use the information in
this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During
Period” to estimate the expenses you paid on your account
during this period.
Hypothetical Example for Comparison Purposes
The information in the table under the heading “Hypothetical
Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses
based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the
Fund’s actual return. The hypothetical account values and
expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the
Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant
to highlight your ongoing costs only and do not reflect any
transactional costs. Therefore, the information under the heading
“Hypothetical Performance (5% return before expenses)” is
useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
Class A
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2022 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2022 $ 915.90 $ 1,018.75
Expenses Paid During Period* $ 6.18 $ 6.51
* Expenses are equal to the Fund's annualized expense ratio of 1.28%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-
half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class C
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2022 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2022 $ 913.00 $ 1,014.97
Expenses Paid During Period* $ 9.79 $ 10.31
* Expenses are equal to the Fund's annualized expense ratio of 2.03%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-
half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class M
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2022 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2022 $ 916.60 $ 1,020.52
Expenses Paid During Period* $ 4.49 $ 4.74
* Expenses are equal to the Fund's annualized expense ratio of 0.93%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-
half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

Russell Investment Company
Global Infrastructure Fund
Shareholder Expense Example, continued — October 31, 2022 (Unaudited)
702 Global Infrastructure Fund
Class S
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2022 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2022 $ 917.30 $ 1,020.01
Expenses Paid During Period* $ 4.98 $ 5.24
* Expenses are equal to the Fund's annualized expense ratio of 1.03%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-
half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class Y
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2022 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2022 $ 918.20 $ 1,020.92
Expenses Paid During Period* $ 4.11 $ 4.33
* Expenses are equal to the Fund's annualized expense ratio of 0.85%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-
half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

Russell Investment Company
Global Infrastructure Fund
Schedule of Investments — October 31, 2022
See accompanying notes which are an integral part of the financial statements.
Global Infrastructure Fund 703
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Common Stocks - 96.0%
Australia - 9.7%
APA Group 27,941 187
Atlas Arteria, Ltd. 429,941 1,813
Aurizon Holdings, Ltd. 187,925 434
Cleanaway Waste Management, Ltd. 42,219 73
NEXTDC, Ltd.(Æ) 17,581 93
Qube Holdings, Ltd. 316,066 548
Transurban Group - ADR 486,722 4,119
7,267
Austria - 0.0%
Flughafen Wien AG(Æ) 189 6
Belgium - 0.1%
Elia System Operator SA 381 48
Brazil - 0.6%
CCR SA 106,371 267
Santos Brasil Participacoes SA 81,500 144
411
Canada - 9.3%
AltaGas, Ltd. - ADR 11,480 207
Canadian National Railway Co. 1,370 162
Canadian Pacific Railway, Ltd. 2,936 219
Emera, Inc. 10,335 383
Enbridge, Inc.(Ñ) 61,564 2,398
Gibson Energy, Inc. 7,375 126
Hydro One, Ltd.(Þ) 3,939 99
Keyera Corp. 6,297 135
Pembina Pipeline Corp. 46,174 1,525
TC Energy Corp. 38,280 1,681
6,935
China - 0.9%
ENN Energy Holdings, Ltd. 26,282 261
Jiangsu Expressway Co., Ltd. Class H 444,685 313
Zhejiang Expressway Co., Ltd. Class H 154,000 96
670
Denmark - 0.7%
Orsted A/S Class A(Þ) 6,420 529
France - 5.8%
Aeroports de Paris(Æ) 3,536 478
Eiffage SA 1,774 160
Engie SA 4,735 62
Getlink SE 123,546 1,956
Rubis SCA 17,122 389
Veolia Environnement SA 2,297 51
Vinci SA 13,857 1,274
4,370
Germany - 0.6%
E.ON SE 6,112 51
Fraport AG Frankfurt Airport Services
Worldwide(Æ) 3,651 141
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
RWE AG 7,361 284
476
Hong Kong - 1.0%
China Gas Holdings, Ltd. 32,221 29
China Merchants Port Holdings Co.,
Ltd. 147,089 172
China Resources Gas Group, Ltd. 5,542 14
CK Infrastructure Holdings, Ltd. 30,464 145
COSCO SHIPPING Ports, Ltd. 314,000 154
Guangdong Investment, Ltd. 249,342 157
HKBN, Ltd. 18,000 12
Hong Kong & China Gas Co., Ltd. 66,000 51
734
Italy - 3.5%
Atlantia SpA 54,187 1,209
Enav SpA(Þ) 20,902 81
Enel SpA 91,687 410
Hera SpA 48,129 115
Infrastrutture Wireless Italiane SpA(Þ) 44,729 395
Snam Rete Gas SpA 26,112 116
Terna Rete Elettrica Nazionale SpA 44,618 296
2,622
Japan - 1.7%
East Japan Railway Co. 6,067 328
Japan Airport Terminal Co., Ltd.(Æ) 12,200 522
Kamigumi Co., Ltd. 12,813 243
Kansai Electric Power Co., Inc. (The) 6,700 51
West Japan Railway Co. 2,400 95
1,239
Luxembourg - 0.2%
SES SA 17,750 126
Mexico - 5.1%
Grupo Aeroportuario del Centro Norte
SAB de CV Class B 28,526 227
Grupo Aeroportuario del Centro Norte
SAB de CV - ADR(Ñ) 5,532 353
Grupo Aeroportuario del Pacifico SAB
de CV Class B 50,343 780
Grupo Aeroportuario del Pacifico SAB
de CV - ADR 4,843 751
Grupo Aeroportuario del Sureste SAB
de CV Class B 55,107 1,289
Grupo Aeroportuario del Sureste SAB
de CV - ADR 792 185
Promotora y Operadora de
Infraestructura SAB de CV 35,152 264
3,849
New Zealand - 2.2%
Auckland International Airport, Ltd.(Æ) 323,080 1,445
Meridian Energy, Ltd. 38,586 109

Russell Investment Company
Global Infrastructure Fund
Schedule of Investments, continued — October 31, 2022
See accompanying notes which are an integral part of the financial statements.
704 Global Infrastructure Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Port of Tauranga, Ltd. 31,813 120
1,674
Nigeria - 0.0%
IHS Holding, Ltd.(Æ)(Ñ) 4,603 27
Philippines - 0.2%
Converge ICT Solutions, Inc.(Æ) 136,500 29
International Container Terminal
Services, Inc. 29,592 89
118
Portugal - 0.3%
Energias de Portugal SA 53,536 234
Singapore - 0.3%
NetLink NBN Trust 36,973 22
Parkway Life Real Estate Investment
Trust(ö) 24,217 69
Sembcorp Industries, Ltd. 73,200 151
242
Spain - 7.2%
Aena SME SA(Æ)(Þ) 27,128 3,192
Cellnex Telecom SA(Þ) 14,053 459
EDP Renovaveis SA 1,301 27
Enagas SA 3,462 56
Ferrovial SA 21,629 529
Iberdrola SA 113,642 1,155
5,418
Switzerland - 1.6%
Flughafen Zurich AG(Æ) 7,496 1,164
United Kingdom - 2.2%
National Grid PLC 23,475 256
National Grid PLC - ADR(Ñ) 556 30
Pennon Group PLC 14,919 143
Scottish & Southern Energy PLC 46,894 837
Severn Trent PLC Class H 12,276 352
1,618
United States - 42.8%
ALLETE, Inc. 1,354 76
Alliant Energy Corp. 20,218 1,055
Ameren Corp. 1,431 117
American Electric Power Co., Inc. 3,249 286
American Tower Corp.(ö) 3,545 734
American Water Works Co., Inc. 559 81
Avista Corp. 3,400 139
Brookfield Infrastructure Corp. Class A 2,442 105
Brookfield Renewable Corp. Class A 4,047 126
Casella Waste Systems, Inc. Class A(Æ) 590 48
CenterPoint Energy, Inc. 29,622 847
Cheniere Energy, Inc. 17,114 3,019
Clearway Energy Operating LLC 6,325 220
CMS Energy Corp. 8,075 461
Constellation Energy Corp. 1,984 188
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Crown Castle, Inc.(ö) 2,212 295
CSX Corp. 5,828 169
Digital Realty Trust, Inc.(ö) 2,186 219
Dominion Energy, Inc. 27,156 1,900
DT Midstream, Inc. 14,301 854
DTE Energy Co. 4,249 476
Duke Energy Corp. 7,623 710
Entergy Corp. 6,438 690
Equinix, Inc.(ö) 112 63
Equitrans Midstream Corp. 10,820 91
Essential Utilities, Inc. 1,329 59
Evergy, Inc. 8,435 516
Eversource Energy 7,098 541
Evoqua Water Technologies Corp.(Æ) 1,124 44
Exelon Corp. 11,304 436
FirstEnergy Corp. 18,239 688
Kinder Morgan, Inc. 57,269 1,038
NextEra Energy, Inc. 57,038 4,409
NiSource, Inc. 10,704 275
Norfolk Southern Corp. 1,129 258
Northwest Natural Holding Co. 261 12
ONEOK, Inc. 7,624 452
Pinnacle West Capital Corp. 3,401 229
Plains GP Holdings, LP Class A(Æ) 1,364 17
PNM Resources, Inc. 500 23
Portland General Electric Co. 172 8
PPL Corp. 28,769 762
Public Service Enterprise Group, Inc. 1,455 82
Republic Services, Inc. Class A 5,115 678
SBA Communications Corp.(ö) 2,277 615
Sempra Energy 13,196 1,992
Southern Co. (The) 4,857 318
Southwest Gas Holdings, Inc. 251 18
Spire, Inc. 607 42
Targa Resources Corp. 22,620 1,547
Union Pacific Corp. 1,661 328
Waste Connections, Inc. 2,757 364
Waste Management, Inc. 1,771 281
WEC Energy Group, Inc. 2,561 234
Williams Cos., Inc. (The) 33,231 1,088
Xcel Energy, Inc. 26,364 1,716
32,039
Total Common Stocks
(cost $55,223) 71,816
Short-Term Investments - 3.1%
United States - 3.1%
U.S. Cash Management Fund(@) 2,347,512 (∞) 2,347
Total Short-Term Investments
(cost $2,347) 2,347
Other Securities - 1.9%
U.S. Cash Collateral Fund(@)(×) 1,426,256 (∞) 1,426
Total Other Securities
(cost $1,426) 1,426

Russell Investment Company
Global Infrastructure Fund
Schedule of Investments, continued — October 31, 2022
See accompanying notes which are an integral part of the financial statements.
Global Infrastructure Fund 705
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Total Investments - 101.0%
(identified cost $58,996) 75,589
Other Assets and Liabilities,
Net - (1.0%)
(755)
Net Assets - 100.0%
74,834

Russell Investment Company
Global Infrastructure Fund
Schedule of Investments, continued — October 31, 2022
See accompanying notes which are an integral part of the financial statements.
706 Global Infrastructure Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
6.4%
Aena SME SA 02/11/15 EUR 27,128 76.56 2,077
3,192
Cellnex Telecom SA 03/20/19 EUR 14,053 35.93 505
459
Enav SpA 06/07/17 EUR 20,902 4.22 88
81
Hydro One, Ltd. 08/12/22 CAD 3,939 27.11 107
99
Infrastrutture Wireless Italiane SpA 06/18/15 EUR 44,729 7.44 333
395
Orsted A/S 08/15/19 DKK 6,420 98.92 635 529
4,755
For a description of restricted securities see note 8 in the Notes to Financial Statements.

Russell Investment Company
Global Infrastructure Fund
Schedule of Investments, continued — October 31, 2022
See accompanying notes which are an integral part of the financial statements.
Global Infrastructure Fund 707
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
EURO STOXX 50 Index Futures 12 EUR 434 12/22
31
MSCI Emerging Markets Index Futures 7 USD 299 12/22
(14)
S&P Energy Select Sector Index Futures 4 USD 377 12/22
48
S&P Utilities Select Sector Index Futures 16 USD 1,080 12/22
5
SPI 200 Index Futures 3 AUD 514 12/22 2
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å) 72
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Bank of America USD 32 AUD 49 11/02/22 —
Bank of America USD 40 DKK 300 11/02/22 —
Bank of America USD 29 GBP 25 11/02/22 —
Bank of America AUD 327 USD 213 12/21/22 3
Bank of America EUR 358 USD 353 11/02/22 —
Bank of America EUR 276 USD 272 12/21/22 (2)
Bank of America JPY 5,270 USD 35 11/02/22 —
HSBC USD 220 AUD 326 12/21/22 (11)
HSBC USD 254 EUR 252 12/21/22 (3)
Royal Bank of Canada USD 220 AUD 326 12/21/22 (11)
Royal Bank of Canada USD 100 CAD 136 11/01/22 —
Royal Bank of Canada USD 254 EUR 252 12/21/22 (4)
Royal Bank of Canada USD 305 EUR 308 12/21/22 1
Royal Bank of Canada USD 121 MXN 2,398 11/01/22 —
Royal Bank of Canada USD 105 MXN 2,087 11/03/22 —
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts (27)
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total % of Net Assets
Common Stocks
Australia $ — $ 7,267 $ —
$ —
$ 7,267 9.7
Austria — 6 —
—
6 —
*
Belgium — 48 —
—
48 0.1
Brazil 411 — —
—
411 0.6
Canada 6,935 — —
—
6,935 9. 3
China — 670 —
—
670 0. 9
Denmark — 529 —
—
529 0.7
France — 4,370 —
—
4,370 5. 8

Russell Investment Company
Global Infrastructure Fund
Schedule of Investments, continued — October 31, 2022
See accompanying notes which are an integral part of the financial statements.
708 Global Infrastructure Fund
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total % of Net Assets
Germany — 476 —
—
476 0.6
Hong Kong — 734 —
—
734 1.0
Italy — 2,622 —
—
2,622 3.5
Japan — 1,239 —
—
1,239 1.7
Luxembourg — 126 —
—
126 0.2
Mexico 3,849 — —
—
3,849 5. 1
New Zealand — 1,674 —
—
1,674 2.2
Nigeria 27 — —
—
27 —
*
Philippines — 118 —
—
118 0. 2
Portugal — 234 —
—
234 0.3
Singapore — 242 —
—
242 0.3
Spain 27 5,391 —
—
5,418 7. 2
Switzerland — 1,164 —
—
1,164 1.6
United Kingdom 30 1,588 —
—
1,618 2. 2
United States 32,039 — —
—
32,039 42.8
Short-Term Investments — — — 2,347 2,347 3.1
Other Securities — — — 1,426 1,426 1.9
Total Investments 43,318 28,498 — 3,773 75,589 101.0
Other Assets and Liabilities, Net
(1 . 0)
100.0
Other Financial Instruments
Assets
Futures Contracts 86 — — — 86 0.1
Foreign Currency Exchange Contracts — 4 — — 4 —
*
A
Liabilities
Futures Contracts (14) — — — (14) (—)
*
Foreign Currency Exchange Contracts — (31) — — (31) (—)
*
Total Other Financial Instruments
**
$ 72 $ (27) $ — $ — $ 45
* Less than 0.05% of net assets.
** Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of
Investments.
For a description of the Levels, see note 2 in the Notes to Financial Statements.
For a disclosure on transfers into and out of Level 3 during the period ended October 31, 2022, see note 2 in the Notes to
Financial Statements.

Russell Investment Company
Global Infrastructure Fund
Schedule of Investments, continued — October 31, 2022
See accompanying notes which are an integral part of the financial statements.
Global Infrastructure Fund 709
Amounts in thousands
Infrastructure S ubindustry Exposure
Fair Value
$
Airport Services .................................................................................
10,614
Alternative Carriers ............................................................................
22
Construction & Engineering ..............................................................
1,963
Electric Utilities .................................................................................
16,078
Environmental & Facilities Services .................................................
1,444
Gas Utilities .......................................................................................
1,489
Healthcare REITs ...............................................................................
68
Highways & Railtracks ......................................................................
10,037
Integrated Telecommunication Services ............................................
923
Internet Services & Infrastructure ......................................................
93
Marine Ports & Services ....................................................................
1,470
Mixed Industrial/Office ......................................................................
44
Multi-Utilities ....................................................................................
8,397
Oil & Gas Storage & Transportation .................................................
13,970
Railroads ............................................................................................
1,992
Renewable Electricity ........................................................................
493
Specialized REITs ..............................................................................
1,926
Water Utilities ....................................................................................
793
Short-Term Investments .............................................................
2,347
Other Securities ...........................................................................
1,426
Total Investments ............................................................................... 75,589

See accompanying notes which are an integral part of the financial statements.
710 Global Infrastructure Fund
Russell Investment Company
Global Infrastructure Fund
Fair Value of Derivative Instruments — October 31, 2022
Amounts in thousands
Derivatives not accounted for as hedging instruments
Equity
Contracts
Foreign
Currency
Contracts
Location: Statement of Assets and Liabilities - Assets
Unrealized appreciation on foreign currency exchange contracts $ — $ 4
Variation margin on futures contracts* 86 —
Total
$ 86 $ 4
Location: Statement of Assets and Liabilities - Liabilities
Variation margin on futures contracts* $ 14 $ —
Unrealized depreciation on foreign currency exchange contracts — 31
Total
$ 14 $ 31
Derivatives not accounted for as hedging instruments
Equity
Contracts
Foreign
Currency
Contracts
Location: Statement of Operations - Net realized gain (loss)
Futures contracts $ 62 $ —
Foreign currency exchange contracts — (136)
Total
$ 62 $ (136)
Location: Statement of Operations - Net change in unrealized appreciation (depreciation)
Futures contracts $ 16 $ —
Foreign currency exchange contracts — (21)
Total
$ 16 $ (21)
* Includes cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the
Statement of Assets and Liabilities.
For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

Russell Investment Company
Global Infrastructure Fund
Balance Sheet Offsetting of Financial and Derivative Instruments —
October 31, 2022
See accompanying notes which are an integral part of the financial statements.
Global Infrastructure Fund 711
Amounts in thousands
Offsetting of Financial Assets and Derivative Assets
Description Location: Statement of Assets and Liabilities - Assets
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statement
of Assets
and
Liabilities
Net Amounts
of Assets
Presented in
the Statement
of Assets and
Liabilities
Securities on Loan* Investments, at fair value $ 1,393 $ — $ 1,393
Foreign Currency Exchange Contracts Unrealized appreciation on foreign currency exchange contracts 4 — 4
Total Financial and Derivative Assets
1,397 — 1,397
Financial and Derivative Assets not subject to a netting agreement
— — —
Total Financial and Derivative Assets subject to a netting agreement
$ 1,397 $ — $ 1,397
Financial Assets, Derivative Assets, and Collateral Held by Counterparty
Gross Amounts Not Offset
in the Statement of Assets
and Liabilities
Counterparty
Net Amounts
of Assets
Presented in
the Statement
of Assets and
Liabilities
Financial
and
Derivative
Instruments
Collateral
Received^ Net Amount
Bank of America
$ 3 $ 2 $ — $ 1
Citigroup
27 — 27 —
Goldman Sachs
1,009 — 1,009 —
HSBC
357 — 357 —
Royal Bank of Canada
1 1 — —
Total
$ 1,397 $ 3 $ 1,39 3 $ 1

Russell Investment Company
Global Infrastructure Fund
Balance Sheet Offsetting of Financial and Derivative Instruments, continued
— October 31, 2022
See accompanying notes which are an integral part of the financial statements.
712 Global Infrastructure Fund
Amounts in thousands
Offsetting of Financial Liabilities and Derivative Liabilities
Description Location: Statement of Assets and Liabilities - Liabilities
Gross
Amounts of
Recognized
Liabilities
Gross
Amounts
Offset in the
Statement
of Assets
and
Liabilities
Net Amounts
of Liabilities
Presented in
the Statement
of Assets and
Liabilities
Foreign Currency Exchange Contracts Unrealized depreciation on foreign currency exchange contracts $ 31 $ — $ 31
Total Financial and Derivative Liabilities
31 — 31
Financial and Derivative Liabilities not subject to a netting agreement
— — —
Total Financial and Derivative Liabilities subject to a netting agreement
$ 31 $ — $ 31
Financial Liabilities, Derivative Liabilities, and Collateral Pledged by Counterparty
Gross Amounts Not Offset
in the Statement of Assets
and Liabilities
Counterparty
Net Amounts
of Liabilities
Presented in
the Statement
of Assets and
Liabilities
Financial
and
Derivative
Instruments
Collateral
Pledged^ Net Amount
Bank of America $ 2 $ 2 $ — $ —
HSBC 14 — — 14
Royal Bank of Canada 15 1 — 14
Total
$ 31 $ 3 $ — $ 28
*       Fair value of securities on loan as reported in the footnotes to the Statement of Assets and Liabilities.
^      Collateral received or pledged amounts may not reconcile to those disclosed in the Statement of Assets and Liabilities due to the inclusion of off-Balance
Sheet collateral and adjustments made to exclude overcollateralization.
For further disclosure on derivatives and counterparty risk see note 2 in the Notes to Financial Statements.

Russell Investment Company
Global Infrastructure Fund
See accompanying notes which are an integral part of the financial statements.
Global Infrastructure Fund 713
Statement of Assets and Liabilities — October 31, 2022
Amounts in thousands
Assets
Investments, at identified cost ......................................................................................................................................................
$ 58,996
Investments, at fair value(*)(>) ....................................................................................................................................................
75,589
Foreign currency holdings(^) ....................................................................................................................................................... 449
Unrealized appreciation on foreign currency exchange contracts ............................................................................................... 4
Receivables:
Dividends and interest ...................................................................................................................................................... 107
Dividends from affiliated funds ....................................................................................................................................... 5
Investments sold ............................................................................................................................................................... 1,195
Fund shares sold ............................................................................................................................................................... 67
Foreign capital gains taxes recoverable ........................................................................................................................... 81
From broker(a) ................................................................................................................................................................. 107
Variation margin on futures contracts .............................................................................................................................. 72
Total assets ...............................................................................................................................................................
77,676
Liabilities
Payables:
Investments purchased ..................................................................................................................................................... 1,171
Fund shares redeemed ...................................................................................................................................................... 20
Accrued fees to affiliates .................................................................................................................................................. 44
Other accrued expenses .................................................................................................................................................... 150
Unrealized depreciation on foreign currency exchange contracts ............................................................................................... 31
Payable upon return of securities loaned ..................................................................................................................................... 1,426
Total liabilities ...........................................................................................................................................................
2,842
Net Assets ...............................................................................................................................................................
$ 74,834

Russell Investment Company
Global Infrastructure Fund
See accompanying notes which are an integral part of the financial statements.
714 Global Infrastructure Fund
Statement of Assets and Liabilities, continued — October 31, 2022
Amounts in thousands
Net Assets Consist of:
Total distributable earnings (losses) .............................................................................................................................................
$ 15,5 49
Shares of beneficial interest .........................................................................................................................................................
92
Additional paid-in capital ............................................................................................................................................................
59,1 93
Net Assets ...............................................................................................................................................................
$ 74,834
Net Asset Value
,
offering and redemption price per share:
Net asset value per share: Class A(#) ........................................................................................................................................... $ 8.13
Maximum offering price per share (Net asset value plus sales charge of 5.75%): Class A ..................................................... $ 8.63
Class A
—
Net assets ........................................................................................................................................................... $ 4,039,305
Class A
—
Shares outstanding ($.01 par value) .................................................................................................................. 496,971
Net asset value per share: Class C(#) ........................................................................................................................................... $ 8.01
Class C
—
Net assets ........................................................................................................................................................... $ 2,103,881
Class C
—
Shares outstanding ($.01 par value) .................................................................................................................. 262,738
Net asset value per share: Class M(#) .......................................................................................................................................... $ 8.13
Class M
—
Net assets .......................................................................................................................................................... $ 8,828,539
Class M
—
Shares outstanding ($.01 par value) .................................................................................................................. 1,085,354
Net asset value per share: Class S(#) ........................................................................................................................................... $ 8.16
Class S
—
Net assets ............................................................................................................................................................ $ 53,242,756
Class S
—
Shares outstanding ($.01 par value) ................................................................................................................... 6,525,067
Net asset value per share: Class Y(#) ........................................................................................................................................... $ 8.16
Class Y
—
Net assets ........................................................................................................................................................... $ 6,619,033
Class Y
—
Shares outstanding ($.01 par value) .................................................................................................................. 811,567
Amounts in thousands
(^)     Foreign currency holdings - cost $ 448
(*)     Securities on loan included in investments $ 1,393
(>)     Investments in affiliates, U.S. Cash Management Fund and U.S. Cash Collateral Fund $ 3,773
(a)     Receivable from Broker for Futures $ 107
(#) Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

Russell Investment Company
Global Infrastructure Fund
See accompanying notes which are an integral part of the financial statements.
Global Infrastructure Fund 715
Statement of Operations — For the Period Ended October 31, 2022
Amounts in thousands
Investment Income
Dividends ......................................................................................................................................................................... $ 2,582
Dividends from affiliated funds ....................................................................................................................................... 22
Securities lending income (net) ....................................................................................................................................... 3
Less foreign taxes withheld ............................................................................................................................................. (182)
Total investment income ..............................................................................................................................................................
2,425
Expenses
Advisory fees ................................................................................................................................................................... 1,065
Administrative fees .......................................................................................................................................................... 41
Custodian fees .................................................................................................................................................................. 151
Distribution fees - Class A ............................................................................................................................................... 11
Distribution fees - Class C ............................................................................................................................................... 18
Transfer agent fees - Class A ........................................................................................................................................... 9
Transfer agent fees - Class C ........................................................................................................................................... 5
Transfer agent fees - Class M .......................................................................................................................................... 18
Transfer agent fees - Class S ............................................................................................................................................ 126
Transfer agent fees - Class Y ........................................................................................................................................... —
*
Professional fees .............................................................................................................................................................. 89
Registration fees ............................................................................................................................................................... 73
Shareholder servicing fees - Class C ............................................................................................................................... 6
Trustees’ fees .................................................................................................................................................................... 5
Printing fees ..................................................................................................................................................................... 24
Miscellaneous .................................................................................................................................................................. 13
Expenses before reductions .............................................................................................................................................. 1,654
Expense reductions .......................................................................................................................................................... (762)
Net expenses ................................................................................................................................................................................
892
Net investment income (loss) .......................................................................................................................................................
1,533
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments ...................................................................................................................................................................... 3,950
Futures contracts .............................................................................................................................................................. 62
Foreign currency exchange contracts ............................................................................................................................... (136)
Foreign currency-related transactions .............................................................................................................................. (61)
Net realized gain (loss) ................................................................................................................................................................
3,815
Net change in unrealized appreciation (depreciation) on:
Investments ..................................................................................................................................................................... (10,013)
Futures contracts .............................................................................................................................................................. 16
Foreign currency exchange contracts ............................................................................................................................... (21)
Foreign currency-related transactions .............................................................................................................................. (11)
Net change in unrealized appreciation (depreciation) ................................................................................................................. (10,029)
Net realized and unrealized gain (loss) ........................................................................................................................................ (6,214)
Net Increase (Decrease) in Net Assets from Operations ....................................................................................
$ (4,681)
*      Less than $500.

Russell Investment Company
Global Infrastructure Fund
See accompanying notes which are an integral part of the financial statements.
716 Global Infrastructure Fund
Statements of Changes in Net Assets
Amounts in thousands
For the Periods Ended October 31,
2022 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss) .............................................................................................................. $ 1,533 $ 2,474
Net realized gain (loss) ....................................................................................................................... 3,815 20,331
Net change in unrealized appreciation (depreciation) ........................................................................ (10,029) 7,617
Net increase (decrease) in net assets from operations .............................................................................. (4,681) 30,422
Distributions
To shareholders
Class A .......................................................................................................................................... (658) (354)
Class C .......................................................................................................................................... (339) (180)
Class M ......................................................................................................................................... (1,356) (1,290)
Class S .......................................................................................................................................... (10,069) (8,455)
Class Y .......................................................................................................................................... (964) (432)
Net decrease in net assets from distributions ............................................................................................ (13,386) (10,711)
Share Transactions*
Net increase (decrease) in net assets from share transactions ................................................................... (3,220) (56,718)
Total Net Increase (Decrease) in Net Assets ........................................................................
(21,287) (37,007)
Net Assets
Beginning of period .................................................................................................................................. 96,121 133,128
End of period .............................................................................................................................................
$ 74,834 $ 96,121

Russell Investment Company
Global Infrastructure Fund
See accompanying notes which are an integral part of the financial statements.
Global Infrastructure Fund 717
Statements of Changes in Net Assets, continued
* Share transaction amounts (in thousands) for the periods ended October 31, 2022 and October 31, 2021 were as follows:
2022 2021
Shares Dollars Shares Dollars
Class A
Proceeds from shares sold 79 $ 699 38 $ 368
Proceeds from reinvestment of distributions 77 658 38 354
Payments for shares redeemed (123) (1,109) (97) (940)
Net increase (decrease)
33 248 (21) (218)
Class C
Proceeds from shares sold 55 490 28 271
Proceeds from reinvestment of distributions 40 339 20 180
Payments for shares redeemed (86) (763) (78) (745)
Net increase (decrease)
9 66 (30) (294)
Class M
Proceeds from shares sold 300 2,72 8 854 8,258
Proceeds from reinvestment of distributions 159 1,35 6 138 1,289
Payments for shares redeemed (236) (2,063) (1,631) (15,934)
Net increase (decrease)
223 2,021 (639) (6,387)
Class S
Proceeds from shares sold 992 8,863 1,639 15,900
Proceeds from reinvestment of distributions 1,173 10,050 901 8,437
Payments for shares redeemed (2,867) (25,989) (7,672) (74,870)
Net increase (decrease)
(702) (7,076) (5,132) (50,533)
Class Y
Proceeds from shares sold 73 558 83 792
Proceeds from reinvestment of distributions 113 963 46 432
Payments for shares redeemed — — (52) (510)
Net increase (decrease)
186 1,521 77 714
Total increase (decrease)
(251) $ (3,220) (5,745) $ (56,718)

Russell Investment Company
Global Infrastructure Fund
Financial Highlights — For the Periods Ended
See accompanying notes which are an integral part of the financial statements.
718 Global Infrastructure Fund
For a Share Outstanding Throughout Each Period.
$
Net Asset Value,
Beginning of
Period
$
Net Investment
Income (Loss)
(a)(d)
$
Net Realized
and Unrealized
Gain (Loss)
$
Total from
Investment
Operations
$
Distributions
from Net
Investment Income
$
Distributions
from Net
Realized Gain
Class A
October 31, 2022 10.16 .14 (.69) (.55) (.24) (1.24)
October 31, 2021 8.75 .19 1.97 2.16 (.26) (.49)
October 31, 2020 11.47 .17 (1.40) (1.23) (.24) (1.25)
October 31, 2019 10.34 .25 1.72 1.97 (.36) (.48)
October 31, 2018 12.38 .25 (1.04) (.79) (.32) (.93)
Class C
October 31, 2022 10.03 .07 (.68) (.61) (.17) (1.24)
October 31, 2021 8.64 .12 1.94 2.06 (.18) (.49)
October 31, 2020 11.36 .09 (1.38) (1.29) (.18) (1.25)
October 31, 2019 10.25 .17 1.70 1.87 (.28) (.48)
October 31, 2018 12.29 .16 (1.02) (.86) (.25) (.93)
Class M
October 31, 2022 10.17 .17 (.70) (.53) (.27) (1.24)
October 31, 2021 8.76 .20 1.99 2.19 (.29) (.49)
October 31, 2020 11.47 .22 (1.41) (1.19) (.27) (1.25)
October 31, 2019 10.35 .32 1.68 2.00 (.40) (.48)
October 31, 2018 12.39 .31 (1.06) (.75) (.36) (.93)
Class S
October 31, 2022 10.20 .16 (.70) (.54) (.26) (1.24)
October 31, 2021 8.78 .20 1.99 2.19 (.28) (.49)
October 31, 2020 11.49 .19 (1.39) (1.20) (.26) (1.25)
October 31, 2019 10.36 .29 1.71 2.00 (.39) (.48)
October 31, 2018 12.40 .28 (1.04) (.76) (.35) (.93)
Class Y
October 31, 2022 10.20 .18 (.70) (.52) (.28) (1.24)
October 31, 2021 8.77 .24 1.98 2.22 (.30) (.49)
October 31, 2020 11.49 .20 (1.41) (1.21) (.26) (1.25)
October 31, 2019 10.36 .30 1.72 2.02 (.41) (.48)
October 31, 2018 12.40 .29 (1.03) (.74) (.37) (.93)

See accompanying notes which are an integral part of the financial statements.
Global Infrastructure Fund 719
$
Total
Distributions
$
Net Asset Value,
End of
Period
%
Total
Return
(c)
$
Net Assets,
End of Period
(000)
%
Ratio of Expenses
to Average
Net Assets,
Gross
%
Ratio of Expenses
to Average
Net Assets,
Net
(d)
%
Ratio of Net
Investment Income
to Average
Net Assets
(d )
%
Portfolio
Turnover Rate
(1.48) 8.13 (5.95) 4,039 2.17 1.28 1.58 62
(.75) 10.16 25.50 4,719 2.00 1.30 1.99 66
(1.49) 8.75 (12.52) 4,250 2.06 1.33 1.75 79
(.84) 11.47 20.50 6,450 1.91 1.36 2.36 91
(1.25) 10.34 (7.09) 6,686 1.86 1.38 2.23 92
(1.41) 8.01 (6.67) 2,104 2.92 2.03 .84 62
(.67) 10.03 24.65 2,547 2.75 2.05 1.23 66
(1.43) 8.64 (13.17) 2,453 2.81 2.08 .99 79
(.76) 11.36 19.54 3,654 2.66 2.11 1.61 91
(1.18) 10.25 (7.73) 4,680 2.61 2.13 1.45 92
(1.51) 8.13 (5.70) 8,829 1.92 .93 1.92 62
(.78) 10.17 25.91 8,77 5 1.78 .95 2.07 66
(1.52) 8.76 (12.17) 13,151 1.81 .98 2.20 79
(.88) 11.47 20.81 33,800 1.67 1.02 2.92 91
(1.29) 10.35 (6.76) 16,704 1.60 1.03 2.71 92
(1.50) 8.16 (5.79) 53,243 1.91 1.03 1.81 62
(.77) 10.20 25.84 73,700 1.77 1.05 2.10 66
(1.51) 8.78 (12.23) 108,464 1.82 1.08 2.02 79
(.87) 11.49 20.76 212,221 1.66 1.11 2.68 91
(1.28) 10.36 (6.85) 459,247 1.61 1.13 2.53 92
(1.52) 8.16 (5.60) 6,619 1.72 .85 1.99 62
(.79) 10.20 26.21 6,380 1.54 .87 2.44 66
(1.51) 8.77 (12.27) 4,810 1.49 .90 1.91 79
(.89) 11.49 20.98 77,547 1.47 .94 2.78 91
(1.30) 10.36 (6.67) 86,064 1.41 .95 2.61 92

Russell Investment Company
Global Infrastructure Fund
See accompanying notes which are an integral part of the financial statements.
720 Global Infrastructure Fund
Related Party Transactions, Fees and Expenses
Accrued fees payable to affiliates for the period ended October 31, 2022 were as follows:
Transactions (amounts in thousands) during the period ended October 31, 2022 with Underlying Funds which are, or were, an affiliated company are as follows:
Federal Income Taxes
At October 31, 2022, the cost of investments, net unrealized appreciation (depreciation), and components of distributable earnings for income tax purposes were as follows:
For the fiscal years ended October 31, 2022 and October 31, 2021, respectively, the Fund made the following tax basis distributions:
Net investment income and net realized gains (losses) in the financial statements may differ from taxable net investment income and net realized gains (losses). Capital accounts within the financial statements are adjusted for permanent differences between book and tax accounting.  These differences may be due to foreign currency gains or losses, reclassifications of dividends and /or differences in treatment of income from swaps.  These adjustments have no impact on the net assets.
At October 31, 2022, the Statement of Assets and Liabilities has been adjusted by the following amounts (in thousands):
Advisory fees $ 28,365
Administration fees 2,973
Distribution fees 2,121
Shareholder servicing fees 432
Transfer agent fees 9,347
Trustee fees 486
$ 43,724
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Income
Distributions
Capital Gains
Distributions
U.S. Cash Collateral Fund $ 1,652 $ 23,927 $ 24,153 $ — $ — $ 1,426 $ 3 $ —
U.S. Cash Management Fund 2,781 34,240 34,674 — — 2,347 22 —
$ 4,433 $ 58,167 $ 58,827 $ — $ — $ 3,773 $ 25 $ —
Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
Undistributed
Ordinary Income
Undistributed
Long-Term
Capital Gains
(Capital Loss
Carryforward)
$ 62,426,536 $ 15,002,711 $ (1,839,807) $ 13,162,904 $ 65,990 $ 2,334,280
October 31, 2022 October 31, 2021
Ordinary Income
Distributions
Long-Term
Capital Gain
Distributions
Return of
Capital
Ordinary Income
Distributions
Long-Term
Capital Gain
Distributions
Return of
Capital
$ 5,976,856 $ 7,409,302 $ — $ 3,557,439 $ 7,153,365 $ —
Total distributable earnings (losses)
$ (4)
Additional paid-in capital
4

Russell Investment Company
Global Real Estate Securities Fund
Portfolio Management Discussion and Analysis — October 31, 2022
(Unaudited)
722 Global Real Estate Securities Fund
Global Real Estate Securities Fund - Class A
‡
Total
Return
1 Year (31 .06)%
5 Years (1 .23)%§
10 Years 2 .36%§
Global Real Estate Securities Fund - Class C
Total
Return
1 Year (27 .42)%
5 Years (0 .81)%§
10 Years 2 .19%§
Global Real Estate Securities Fund - Class M
‡‡
Total
Return
1 Year (26 .62)%
5 Years 0 .28%§
10 Years 3 .28%§
Global Real Estate Securities Fund - Class R6
‡‡‡
Total
Return
1 Year (26 .56)%
5 Years 0 .36%§
10 Years 3 .41%§
Global Real Estate Securities Fund - Class S
Total
Return
1 Year (26 .67)%
5 Years 0 .19%§
10 Years 3 .22%§
Global Real Estate Securities Fund - Class Y
Total
Return
1 Year (26 .54)%
5 Years 0 .39%§
10 Years 3 .43%§
FTSE EPRA/NAREIT Developed Real Estate Index
(Net)
**
Total
Return
1 Year (24 .95)%
5 Years (0 .17)%§
10 Years 3 .09%§
MSCI World Index (Net)
***
Total
Return
1 Year (18 .48)%
5 Years 6 .37%§
10 Years 8 .94%§

Russell Investment Company
Global Real Estate Securities Fund
Portfolio Management Discussion and Analysis, continued — October 31,
2022 (Unaudited)
Global Real Estate Securities Fund 723
The Global Real Estate Securities Fund (the “Fund”) employs
a multi-manager approach whereby Russell Investment
Management, LLC (“RIM”) manages a portion of the Fund’s
assets based upon model portfolios provided by multiple non-
discretionary money managers. The Fund’s money managers
have non-discretionary assignments pursuant to which they
provide a model portfolio to RIM representing their investment recommendations, based upon which RIM purchases and sells
securities for the Fund. RIM also manages the portion of the
Fund’s assets that RIM determines not to manage based upon
model portfolios provided by the Fund’s money managers. RIM
may change the allocation of the Fund’s assets at any time. An exemptive order from the Securities and Exchange Commission
permits RIM to engage or terminate a money manager at
any time, subject to approval by the Fund’s Board, without a shareholder vote. Pursuant to the terms of the exemptive order, the Fund is required to notify its shareholders within 90 days of when a money manager begins providing services. As of
October 31, 2022, the Fund had two money managers.
What is the Fund’s investment objective?
The Fund seeks to provide current income and long-term capital growth.
How did the Fund perform relative to its benchmark
for the fiscal year ended October 31, 2022?
For the fiscal year ended October 31, 2022 (the “fiscal year”), the Fund’s Class A, Class C, Class M, Class R6, Class S and
Class Y Shares lost 26.85%, 27.42%, 26.62%, 26.56%, 26.67%
and 26.54% respectively. This is compared to the Fund’s
benchmark, the FTSE EPRA/NAREIT Developed Real Estate
Index (Net), which lost 24.95% during the fiscal year. The
Fund’s performance includes operating expenses, whereas index returns are unmanaged and do not include expenses of any kind.
For the fiscal year, the Morningstar
®
Global Real Estate
Category, a group of funds that Morningstar, Inc. considers to have investment strategies similar to those of the Fund, lost
27.23%. This result serves as a peer comparison and is expressed net of operating expenses.
How did market conditions affect the Fund’s
performance?
For the fiscal year, the global listed property market, as
measured by the FTSE EPRA/NAREIT Developed Real Estate
Index (Net), declined 24.95%, underperforming global equities.
Within real estate securities, performance was mixed across
major markets. Continental Europe finished at the bottom of
the index followed closely by property stocks in the United
Kingdom. Asia performed in line with the index while real
estate securities in the United States outperformed.
With respect to property sectors, U.S. data centers and office
REITs led losses. Residential and health care followed while malls and industrial marginally outperformed the index.
Net lease, storage and shopping centers were above average
performers. Strong fundamentals and growing demand
benefitted the storage sector. The lodging sector was the best performer during the fiscal year, ending in positive territory.
How did the investment strategies and techniques
employed by the Fund and its money managers affect
its benchmark relative performance?
An underweight and negative stock selection within the lodging sector detracted from the Fund’s performance. Security selection among health care and residential REITs further detracted.
Stock selection within Australia and the UK also detracted.
Favorable security selection among shopping centers and net
lease companies was additive.
With respect to the Fund’s money managers, Cohen & Steers
Capital Management, Inc., Cohen & Steers UK Limited and
Cohen & Steers Asia Limited (together, “Cohen & Steers”)
underperformed the Fund’s benchmark for the fiscal year. An
underweight to lodging and negative security selection within residential drove the manager’s underperformance during the
fiscal year. Negative stock selection among real estate securities in Australia and the U.K. further detracted. Favorable security selection in and an overweight to storage contributed positively to performance.
RREEF America L.L.C., DWS Investments Australia Limited
and DWS Alternatives Global Limited (operating under the
brand name DWS) (“DWS”) marginally underperformed
the Fund’s benchmark for the fiscal year. Security selection within the industrial and office sectors detracted from DWS’s performance. Underweights to lodging and malls also detracted.
Favorable security selection and the overweight to shopping
centers was beneficial. Stock selection among Japan REITs also contributed positively to performance.
RIM manages assets not allocated to money manager strategies and the Fund’s cash balances.
During the fiscal year, RIM continued to utilize a strategy to implement regional and property sector tilting through the
direct purchase of real estate stocks. Using quantitative and/
or rules-based processes and qualitative analysis, the strategy seeks to position the portfolio to meet RIM’s overall preferred positioning with respect to regional and property type exposures.
The strategy underperformed relative to the Fund’s benchmark for the fiscal year. An underweight to Continental Europe was a notable detractor while an overweight to Japan developers was additive.

Russell Investment Company
Global Real Estate Securities Fund
Portfolio Management Discussion and Analysis, continued — October 31,
2022 (Unaudited)
724 Global Real Estate Securities Fund
During the fiscal year, the Fund used index futures to equitize the Fund’s cash and this strategy performed as intended.
Describe any changes to the Fund’s structure or the
money manager line-up.
There were no changes to the Fund’s structure or money
manager line-up during the fiscal year.
The views expressed in this report reflect those of
the portfolio managers only through the end of the
fiscal year covered by the report. These views do not
necessarily represent the views of RIM or any other
person in RIM or any other affiliated organization.
These views are subject to change at any time based
upon market conditions or other events, and RIM
disclaims any responsibility to update the views
contained herein. These views should not be relied
on as investment advice and, because investment
decisions for a Russell Investment Company (“RIC”)
Fund are based on numerous factors, should not be
relied on as an indication of investment decisions of
any RIC Fund.
Money Managers as of October 31,
2022 Styles
Cohen & Steers Capital Management, Inc.,
Cohen & Steers UK Limited and Cohen &
Steers Asia Limited Market-Oriented
RREEF America L.L.C., DWS Investments
Australia Limited and DWS Alternatives
Global Limited (operating under the brand
name DWS) Market-Oriented
* Assumes initial investment on November 1, 2012.
** FTSE EPRA/NAREIT Developed Real Estate Index (Net) is an unmanaged market-weighted total return index, which consists of publicly traded equity
REITs and listed property companies from developed markets whose floats are larger than $100 million and derive more than half of their revenue from property-related activities and is net of dividend withholding taxes.
***
MSCI World Index (Net) is a free float
‐
adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets. The index consists of 23 developed market country indexes.
‡ The performance shown has been adjusted to reflect the deduction of the maximum Class A sales charge of 5.75%.
‡‡ The Fund’s performance inception date for Class M Shares was March 16, 2017. The returns shown for Class M Shares prior to that date are the returns of the Fund’s Class S Shares. Class M Shares will have substantially similar annual returns as the Class S Shares because the Shares of each Class are invested in the same portfolio of securities. Annual returns for each Class will differ only to the extent that the Class M Shares do not have the same expenses as the
Class S Shares.
‡‡‡ The Fund’s performance inception date for Class R6 Shares was February 29, 2016.  The returns shown for Class R6 Shares prior to that date are the returns of the Fund’s Class Y Shares. Class R6 Shares will have substantially similar annual returns as the Class Y Shares because the Shares of each Class are invested in the same portfolio of securities. Annual returns for each Class will differ only to the extent that the Class R6 Shares do no have the same expenses as the Class Y Shares.
§ Annualized.
Performance is historical and assumes reinvestment of all dividends and capital gains.  Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than when purchased.  Past performance is not indicative of future results.  The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Additionally, the returns presented herein may differ from the performance reported in the Financial Highlights as the returns herein are calculated in a manner consistent with standardized performance in accordance with
Securities and Exchange Commission rules, while the performance in the Financial Highlights has been calculated in accordance with U.S. Generally Accepted
Accounting Pr inciple s (“U.S. GAAP”).

Russell Investment Company
Global Real Estate Securities Fund
Shareholder Expense Example — October 31, 2022 (Unaudited)
Global Real Estate Securities Fund 725
Fund Expenses
The following disclosure provides important information
regarding the Fund’s Shareholder Expense Example
(“Example”).
Example
As a shareholder of the Fund, you incur two types of costs:
(1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs,
including advisory and administrative fees; distribution (12b-1)
and/or service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars)
of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from May 1, 2022 to October 31, 2022.
Actual Expenses
The information in the table under the heading “Actual
Performance” provides information about actual account
values and actual expenses. You may use the information in
this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During
Period” to estimate the expenses you paid on your account
during this period.
Hypothetical Example for Comparison Purposes
The information in the table under the heading “Hypothetical
Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses
based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the
Fund’s actual return. The hypothetical account values and
expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the
Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant
to highlight your ongoing costs only and do not reflect any
transactional costs. Therefore, the information under the heading
“Hypothetical Performance (5% return before expenses)” is
useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
Class A
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2022 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2022 $ 779.00 $ 1,018.35
Expenses Paid During Period* $ 6.10 $ 6.92
* Expenses are equal to the Fund's annualized expense ratio of 1.36%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-
half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class C
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2022 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2022 $ 775.70 $ 1,014.57
Expenses Paid During Period* $ 9.44 $ 10.71
* Expenses are equal to the Fund's annualized expense ratio of 2.11%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-
half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class M
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2022 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2022 $ 780.20 $ 1,020.11
Expenses Paid During Period* $ 4.53 $ 5.14
* Expenses are equal to the Fund's annualized expense ratio of 1.01%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-
half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

Russell Investment Company
Global Real Estate Securities Fund
Shareholder Expense Example, continued — October 31, 2022 (Unaudited)
726 Global Real Estate Securities Fund
Class R6
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2022 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2022 $ 780.50 $ 1,020.47
Expenses Paid During Period* $ 4.22 $ 4.79
* Expenses are equal to the Fund's annualized expense ratio of 0.94%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-
half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class S
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2022 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2022 $ 779.70 $ 1,019.61
Expenses Paid During Period* $ 4.98 $ 5.65
* Expenses are equal to the Fund's annualized expense ratio of 1.11%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-
half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class Y
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2022 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2022 $ 780.60 $ 1,020.62
Expenses Paid During Period* $ 4.08 $ 4.63
* Expenses are equal to the Fund's annualized expense ratio of 0.91%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-
half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

Russell Investment Company
Global Real Estate Securities Fund
Schedule of Investments — October 31, 2022
See accompanying notes which are an integral part of the financial statements.
Global Real Estate Securities Fund 727
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Common Stocks - 97.4%
Australia - 3.7%
BGP Holdings PLC(Æ)(Š) 4,619,419 14
Charter Hall Group - ADR(ö) 489,534 4,034
Dexus Property Group(ö) 819,577 4,086
Goodman Group(ö) 156,608 1,706
GPT Group (The)(ö) 546,941 1,510
Ingenia Communities Group(Æ) 391,644 978
Mirvac Group(ö) 2,157,135 2,847
Scentre Group(ö) 1,946,966 3,601
Shopping Centres Australasia Property
Group(ö) 910,373 1,584
20,360
Belgium - 0.5%
Aedifica SA(ö) 25,613 1,953
VGP NV 3,762 285
Warehouses De Pauw CVA(ö) 23,806 611
2,849
Canada - 1.9%
Allied Properties Real Estate
Investment Trust(ö) 137,081 2,655
Canadian Apartment Properties(ö) 87,198 2,700
Granite Real Estate Investment Trust(ö) 34,723 1,775
RioCan Real Estate Investment Trust(ö) 228,108 3,250
10,380
France - 1.6%
Argan SA(ö) 17,517 1,314
Covivio(ö) 14,860 795
ICADE SA(ö) 34,245 1,273
Klepierre SA - GDR(ö) 270,399 5,432
8,814
Germany - 1.7%
LEG Immobilien SE 51,687 3,377
Vonovia SE 256,490 5,678
9,055
Hong Kong - 4.8%
CK Asset Holdings, Ltd. 958,522 5,301
ESR Cayman, Ltd.(Þ) 274,766 470
Hang Lung Properties, Ltd. - ADR 816,000 1,024
Hongkong Land Holdings, Ltd. 218,935 843
Link Real Estate Investment Trust(ö) 1,147,883 6,791
Sands China, Ltd.(Æ) 590,844 1,032
Sun Hung Kai Properties, Ltd. 705,043 7,592
Wharf Real Estate Investment Co., Ltd. 759,133 2,988
26,041
Japan - 10.1%
Activia Properties, Inc.(ö) 895 2,651
Daiwa House REIT Investment Corp.(ö) 1,177 2,374
Global One Real Estate Investment
Corp.(ö) 2,076 1,602
GLP J-REIT(ö) 2,945 3,054
Hulic REIT, Inc.(ö) 1,570 1,838
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Industrial & Infrastructure Fund
Investment Corp.(ö) 1,900 2,005
Japan Retail Fund Investment Corp.(ö) 4,566 3,361
Keihanshin Building Co., Ltd. 138,200 1,229
Kenedix Office Investment Corp. Class
A(ö) 628 1,429
Kenedix Retail REIT Corp.(ö) 1,119 2,011
LaSalle Logiport REIT(ö) 158 168
Mitsubishi Estate Co., Ltd. 396,718 4,988
Mitsui Fudosan Co., Ltd. 442,227 8,471
Mori Trust Hotel REIT, Inc.(ö) 2,131 2,022
Mori Trust Sogo REIT, Inc.(ö) 1,873 1,868
Nippon Building Fund, Inc.(ö) 437 1,945
Nippon Prologis REIT, Inc.(ö) 155 325
Nomura Real Estate Holdings, Inc. 82,078 1,856
Nomura Real Estate Master Fund, Inc.
(ö) 2,108 2,401
Orix JREIT, Inc.(ö) 1,572 2,107
Sekisui House Reit, Inc.(Ñ)(ö) 2,435 1,311
TOC Co., Ltd. 58,400 304
Tokyo Tatemono Co., Ltd. 155,729 2,141
Tokyu Fudosan Holdings Corp. 389,233 1,972
United Urban Investment Corp.(ö) 1,188 1,256
54,689
Netherlands - 0.6%
CTP NV(Þ) 76,546 793
Eurocommercial Properties(ö) 39,817 876
Unibail-Rodamco-Westfield(ö) 29,349 1,386
3,055
Singapore - 3.2%
Ascendas Real Estate Investment
Trust(ö) 1,035,200 1,916
CapitaLand Integrated Commercial
Trust Class A(ö) 2,204,644 2,927
Capitaland Investment, Ltd. 1,884,246 4,012
City Developments, Ltd. 87,906 474
Frasers Logistics & Commercial
Trust(ö) 4,505,700 3,500
Keppel REIT(ö) 1,607,762 1,016
Mapletree Commercial Trust(ö) 1,226,300 1,377
Parkway Life Real Estate Investment
Trust(ö) 701,282 1,981
17,203
Spain - 1.0%
Arima Real Estate Socimi SA(ö) 73,055 545
Cellnex Telecom SA(Þ) 99,125 3,239
Inmobiliaria Colonial Socimi SA(ö) 121,388 640
Merlin Properties Socimi SA(ö) 122,113 1,034
5,458
Sweden - 1.2%
Castellum AB 115,942 1,324
Catena AB 50,532 1,718
Fabege AB 190,079 1,379
Fastighets AB Balder(Æ) 321,483 1,206

Russell Investment Company
Global Real Estate Securities Fund
Schedule of Investments, continued — October 31, 2022
See accompanying notes which are an integral part of the financial statements.
728 Global Real Estate Securities Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Wihlborgs Fastigheter AB 172,475 1,130
6,757
Switzerland - 0.3%
PSP Swiss Property AG 12,615 1,349
United Kingdom - 4.5%
Assura PLC(ö) 1,127,838 724
Big Yellow Group PLC(ö) 146,329 1,890
British Land Co. PLC (The)(ö) 775,243 3,250
Derwent London PLC(ö) 43,069 1,069
Grainger PLC 726,191 1,890
Life Science REIT PLC(ö) 409,505 343
LondonMetric Property PLC(ö) 315,537 676
LXI REIT PLC(ö) 812,345 1,132
PRS REIT PLC (The)(ö) 536,470 541
Safestore Holdings PLC(ö) 219,258 2,272
Segro PLC(ö) 786,218 7,071
Sirius Real Estate, Ltd. 1,019,252 824
Tritax EuroBox PLC(Þ) 672,296 456
UNITE Group PLC (The)(ö) 239,587 2,446
Workspace Group PLC(ö) 23,312 109
24,693
United States - 62.3%
Agree Realty Corp.(ö) 102,914 7,070
American Homes 4 Rent Class A(ö) 205,426 6,561
American Tower Corp.(ö) 1,858 385
Americold Realty Trust, Inc.(ö) 181,863 4,410
Apartment Income REIT Corp.(ö) 170,029 6,534
Apple Hospitality REIT, Inc.(ö) 15,159 259
AvalonBay Communities, Inc.(ö) 69,247 12,127
Boston Properties, Inc.(ö) 88,828 6,458
Boyd Gaming Corp. 27,383 1,582
Brixmor Property Group, Inc.(ö) 90,447 1,927
Camden Property Trust(ö) 47,982 5,544
Digital Realty Trust, Inc.(ö) 118,935 11,923
EastGroup Properties, Inc.(ö) 36,350 5,696
Equinix, Inc.(ö) 35,272 19,979
Equity LifeStyle Properties, Inc. Class
A(ö) 119,049 7,614
Essential Properties Realty Trust, Inc.
(ö) 65,993 1,420
Essex Property Trust, Inc.(ö) 13,225 2,939
Extra Space Storage, Inc.(ö) 38,814 6,887
First Industrial Realty Trust, Inc.(ö) 86,411 4,116
Healthcare Realty Holdings, LP(ö) 139,322 2,832
Healthpeak Properties, Inc.(ö) 268,046 6,361
Highwoods Properties, Inc.(ö) 87,571 2,472
Host Hotels & Resorts, Inc.(ö) 234,350 4,425
Independence Realty Trust, Inc.(ö) 6,459 108
Invitation Homes, Inc.(ö) 331,075 10,492
Iron Mountain, Inc.(ö) 75,175 3,764
Jones Lang LaSalle, Inc.(Æ) 13,905 2,212
Kimco Realty Corp.(ö) 495,440 10,593
Kite Realty Group Trust(ö) 237,914 4,673
Life Storage, Inc.(ö) 52,353 5,791
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Mid-America Apartment Communities,
Inc.(ö) 80,067 12,607
Netstreit Corp.(ö) 6,197 117
Prologis, LP(ö) 360,627 39,939
Public Storage(ö) 81,921 25,375
Realty Income Corp.(ö) 286,710 17,853
Ryman Hospitality Properties, Inc.(ö) 56,166 4,994
Sabra Health Care REIT, Inc.(ö) 280,582 3,833
SBA Communications Corp.(ö) 488 132
Simon Property Group, Inc.(ö) 163,865 17,858
Spirit Realty Capital, Inc.(ö) 56,853 2,208
STORE Capital Corp.(ö) 4,631 147
Sun Communities, Inc.(ö) 41,456 5,590
Sunstone Hotel Investors, Inc.(ö) 155,126 1,730
Tricon Residential, Inc. 167,114 1,408
UDR, Inc.(ö) 184,124 7,321
Ventas, Inc.(ö) 130,953 5,124
VICI Properties, Inc.(ö) 248,492 7,957
Welltower, Inc.(ö) 189,862 11,589
WP Carey, Inc.(ö) 80,965 6,178
339,114
Total Common Stocks
(cost $524,082) 529,817
Short-Term Investments - 2.2%
United States - 2.2%
U.S. Cash Management Fund(@) 11,947,910 (∞) 11,943
Total Short-Term Investments
(cost $11,944) 11,943
Other Securities - 0.2%
U.S. Cash Collateral Fund(@)(×) 1,140,400 (∞) 1,140
Total Other Securities
(cost $1,140) 1,140
Total Investments - 99.8%
(identified cost $537,166) 542,900
Other Assets and Liabilities,
Net - 0.2%
1,085
Net Assets - 100.0%
543,985

Russell Investment Company
Global Real Estate Securities Fund
Schedule of Investments, continued — October 31, 2022
See accompanying notes which are an integral part of the financial statements.
Global Real Estate Securities Fund 729
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
0.9%
Cellnex Telecom SA 03/25/22 EUR 99,125 40.32 3,997
3,239
CTP NV 04/06/21 EUR 76,546 18.68 1,430
793
ESR Cayman, Ltd. 03/07/22 HKD 274,766 2.96 813
470
Tritax EuroBox PLC 03/15/21 EUR 672,296 1.45 975 456
4,958
For a description of restricted securities see note 8 in the Notes to Financial Statements.
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
Dow Jones U.S. Real Estate Index Futures 222 USD 7,250 12/22
(79)
FTSE/EPRA Europe Index Futures 160 EUR 2,415 12/22
30
Hang Seng Index Futures 8 HKD 5,855 11/22
(32)
MSCI Singapore Index Futures 23 SGD 639 11/22
16
S&P/TSX 60 Index Futures 3 CAD 707 12/22
5
SPI 200 Index Futures 5 AUD 857 12/22
(6)
TOPIX Index Futures 12 JPY 231,120 12/22 13
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å) (53)
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Bank of America USD 25 EUR 25 11/01/22 —
Bank of America EUR 194 USD 191 11/02/22 —
Bank of America EUR 264 USD 265 12/21/22 3
Bank of America EUR 518 USD 514 12/21/22 (1)
Bank of America EUR 791 USD 784 12/21/22 (1)
Bank of America GBP 394 USD 451 11/02/22 —
Bank of America HKD 2,381 USD 303 11/02/22 —
Bank of America JPY 136,350 USD 917 11/02/22 —
Bank of America JPY 39,292 USD 268 12/21/22 2
Bank of America JPY 49,165 USD 344 12/21/22 12
Bank of America SGD 10 USD 7 11/02/22 —
HSBC USD 249 AUD 370 12/21/22 (12)
HSBC USD 200 CAD 264 12/21/22 (6)
HSBC USD 1,567 EUR 1,558 12/21/22 (21)
HSBC USD 463 HKD 3,631 12/21/22 —
HSBC USD 892 JPY 126,026 12/21/22 (40)
HSBC USD 218 SGD 306 12/21/22 (2)
Royal Bank of Canada USD 250 AUD 370 12/21/22 (13)
Royal Bank of Canada USD 200 CAD 264 12/21/22 (6)
Royal Bank of Canada USD 597 EUR 585 12/21/22 (16)
Royal Bank of Canada USD 1,198 EUR 1,211 12/21/22 4
Royal Bank of Canada USD 1,568 EUR 1,558 12/21/22 (23)

Russell Investment Company
Global Real Estate Securities Fund
Schedule of Investments, continued — October 31, 2022
See accompanying notes which are an integral part of the financial statements.
730 Global Real Estate Securities Fund
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Royal Bank of Canada USD 257 HKD 2,012 12/21/22 —
Royal Bank of Canada USD 463 HKD 3,631 12/21/22 —
Royal Bank of Canada USD 439 JPY 62,073 12/21/22 (19)
Royal Bank of Canada USD 668 JPY 98,930 12/21/22 1
Royal Bank of Canada USD 892 JPY 126,026 12/21/22 (40)
Royal Bank of Canada USD 218 SGD 306 12/21/22 (2)
Royal Bank of Canada USD 224 SGD 313 12/21/22 (3)
Royal Bank of Canada EUR 330 USD 323 12/21/22 (4)
Royal Bank of Canada EUR 562 USD 563 12/21/22 5
Royal Bank of Canada HKD 3,067 USD 391 12/21/22 —
Royal Bank of Canada JPY 34,414 USD 237 12/21/22 4
Royal Bank of Canada JPY 41,177 USD 288 12/21/22 10
Royal Bank of Canada SGD 306 USD 214 12/21/22 (3)
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts (171)
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total % of Net Assets
Common Stocks
Australia $ — $ 20,346 $ 14
$ —
$ 20,360 3.7
Belgium — 2,849 —
—
2,849 0.5
Canada 10,380 — —
—
10,380 1.9
France — 8,814 —
—
8,814 1.6
Germany — 9,055 —
—
9,055 1.7
Hong Kong — 26,041 —
—
26,041 4.8
Japan — 54,689 —
—
54,689 10.1
Netherlands — 3,055 —
—
3,055 0.6
Singapore — 17,203 —
—
17,203 3.2
Spain — 5,458 —
—
5,458 1.0
Sweden — 6,757 —
—
6,757 1.2
Switzerland — 1,349 —
—
1,349 0.3
United Kingdom — 24,693 —
—
24,693 4.5
United States 339,114 — —
—
339,114 62.3
Short-Term Investments — — — 11,943 11,943 2.2
Other Securities — — — 1,140 1,140 0.2
Total Investments 349,494 180,309 14 13,083 542,900 99.8
Other Assets and Liabilities, Net
0.2
100.0
Other Financial Instruments
Assets
Futures Contracts 64 — — — 64 —*

Russell Investment Company
Global Real Estate Securities Fund
Schedule of Investments, continued — October 31, 2022
See accompanying notes which are an integral part of the financial statements.
Global Real Estate Securities Fund 731
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total % of Net Assets
Foreign Currency Exchange Contracts — 41 — — 41 —*
A
Liabilities
Futures Contracts (117) — — — (117) (—)*
Foreign Currency Exchange Contracts (1) (211) — — (212) (—)*
Total Other Financial Instruments
**
$ (54) $ (170) $ — $ — $ (224)
* Less than 0.05% of net assets.
** Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of
Investments.
For a description of the Levels, see note 2 in the Notes to Financial Statements.
For a disclosure on transfers into and out of Level 3 during the period ended October 31, 2022, see note 2 in the Notes to
Financial Statements.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value for the period ended
October 31, 2022, were less than 1% of net assets.
Amounts in thousands
Property Sector Exposure
Fair Value
$
Data Centers .......................................................................................
31,903
Diversified ..........................................................................................
122,666
Healthcare ..........................................................................................
32,444
Industrial ............................................................................................
78,983
Lodging/Resorts .................................................................................
22,968
Office ..................................................................................................
27,428
Residential ..........................................................................................
97,593
Retail ..................................................................................................
73,618
Self Storage ........................................................................................
42,214
Short-Term Investments .............................................................
11,943
Other Securities ...........................................................................
1,140
Total Investments ............................................................................... 542,900

See accompanying notes which are an integral part of the financial statements.
732 Global Real Estate Securities Fund
Russell Investment Company
Global Real Estate Securities Fund
Fair Value of Derivative Instruments — October 31, 2022
Amounts in thousands
Derivatives not accounted for as hedging instruments
Equity
Contracts
Foreign
Currency
Contracts
Location: Statement of Assets and Liabilities - Assets
Unrealized appreciation on foreign currency exchange contracts $ — $ 41
Variation margin on futures contracts* 64 —
Total
$ 64 $ 41
Location: Statement of Assets and Liabilities - Liabilities
Variation margin on futures contracts* $ 117 $ —
Unrealized depreciation on foreign currency exchange contracts — 212
Total
$ 117 $ 212
Derivatives not accounted for as hedging instruments
Equity
Contracts
Foreign
Currency
Contracts
Location: Statement of Operations - Net realized gain (loss)
Futures contracts $ (4,432) $ —
Foreign currency exchange contracts — (1,126)
Total
$ (4,432) $ (1,126)
Location: Statement of Operations - Net change in unrealized appreciation (depreciation)
Futures contracts $ (214) $ —
Foreign currency exchange contracts — (50)
Total
$ (214) $ (50)
* Includes cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the
Statement of Assets and Liabilities.
For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

Russell Investment Company
Global Real Estate Securities Fund
Balance Sheet Offsetting of Financial and Derivative Instruments —
October 31, 2022
See accompanying notes which are an integral part of the financial statements.
Global Real Estate Securities Fund 733
Amounts in thousands
Offsetting of Financial Assets and Derivative Assets
Description Location: Statement of Assets and Liabilities - Assets
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statement
of Assets
and
Liabilities
Net Amounts
of Assets
Presented in
the Statement
of Assets and
Liabilities
Securities on Loan* Investments, at fair value $ 1,077 $ — $ 1,077
Foreign Currency Exchange Contracts Unrealized appreciation on foreign currency exchange contracts 41 — 41
Total Financial and Derivative Assets
1,118 — 1,118
Financial and Derivative Assets not subject to a netting agreement
— — —
Total Financial and Derivative Assets subject to a netting agreement
$ 1,118 $ — $ 1,118
Financial Assets, Derivative Assets, and Collateral Held by Counterparty
Gross Amounts Not Offset
in the Statement of Assets
and Liabilities
Counterparty
Net Amounts
of Assets
Presented in
the Statement
of Assets and
Liabilities
Financial
and
Derivative
Instruments
Collateral
Received^ Net Amount
Bank of America
$ 18 $ 2 $ — $ 1 6
Citigroup
1,077 — 1,077 —
Royal Bank of Canada
23 23 — —
Total
$ 1,118 $ 25 $ 1,077 $ 1 6

Russell Investment Company
Global Real Estate Securities Fund
Balance Sheet Offsetting of Financial and Derivative Instruments, continued
— October 31, 2022
See accompanying notes which are an integral part of the financial statements.
734 Global Real Estate Securities Fund
Amounts in thousands
Offsetting of Financial Liabilities and Derivative Liabilities
Description Location: Statement of Assets and Liabilities - Liabilities
Gross
Amounts of
Recognized
Liabilities
Gross
Amounts
Offset in the
Statement
of Assets
and
Liabilities
Net Amounts
of Liabilities
Presented in
the Statement
of Assets and
Liabilities
Foreign Currency Exchange Contracts Unrealized depreciation on foreign currency exchange contracts $ 212 $ — $ 212
Total Financial and Derivative Liabilities
212 — 212
Financial and Derivative Liabilities not subject to a netting agreement
(1) — (1)
Total Financial and Derivative Liabilities subject to a netting agreement
$ 211 $ — $ 211
Financial Liabilities, Derivative Liabilities, and Collateral Pledged by Counterparty
Gross Amounts Not Offset
in the Statement of Assets
and Liabilities
Counterparty
Net Amounts
of Liabilities
Presented in
the Statement
of Assets and
Liabilities
Financial
and
Derivative
Instruments
Collateral
Pledged^ Net Amount
Bank of America $ 2 $ 2 $ — $ —
HSBC 81 — — 81
Royal Bank of Canada 128 23 — 105
Total
$ 211 $ 25 $ — $ 186
*       Fair value of securities on loan as reported in the footnotes to the Statement of Assets and Liabilities.
^      Collateral received or pledged amounts may not reconcile to those disclosed in the Statement of Assets and Liabilities due to the inclusion of off-Balance
Sheet collateral and adjustments made to exclude overcollateralization.
For further disclosure on derivatives and counterparty risk see note 2 in the Notes to Financial Statements.

Russell Investment Company
Global Real Estate Securities Fund
See accompanying notes which are an integral part of the financial statements.
Global Real Estate Securities Fund 735
Statement of Assets and Liabilities — October 31, 2022
Amounts in thousands
Assets
Investments, at identified cost ......................................................................................................................................................
$ 537,166
Investments, at fair value(*)(>) ....................................................................................................................................................
542,900
Foreign currency holdings(^) ....................................................................................................................................................... 611
Unrealized appreciation on foreign currency exchange contracts ............................................................................................... 41
Receivables:
Dividends and interest ...................................................................................................................................................... 852
Dividends from affiliated funds ....................................................................................................................................... 32
Investments sold ............................................................................................................................................................... 5,838
Fund shares sold ............................................................................................................................................................... 419
Foreign capital gains taxes recoverable ........................................................................................................................... 172
From broker(a) ................................................................................................................................................................. 1,303
Total assets ...............................................................................................................................................................
552,168
Liabilities
Payables:
Investments purchased ..................................................................................................................................................... 5,699
Fund shares redeemed ...................................................................................................................................................... 435
Accrued fees to affiliates .................................................................................................................................................. 440
Other accrued expenses .................................................................................................................................................... 205
Variation margin on futures contracts .............................................................................................................................. 52
Unrealized depreciation on foreign currency exchange contracts ............................................................................................... 212
Payable upon return of securities loaned ..................................................................................................................................... 1,140
Total liabilities ...........................................................................................................................................................
8,183
Net Assets ...............................................................................................................................................................
$ 543,985

Russell Investment Company
Global Real Estate Securities Fund
See accompanying notes which are an integral part of the financial statements.
736 Global Real Estate Securities Fund
Statement of Assets and Liabilities, continued — October 31, 2022
Amounts in thousands
Net Assets Consist of:
Total distributable earnings (losses) .............................................................................................................................................
$ (56,476)
Shares of beneficial interest .........................................................................................................................................................
209
Additional paid-in capital ............................................................................................................................................................
600,252
Net Assets ...............................................................................................................................................................
$ 543,985
Net Asset Value
,
offering and redemption price per share:
Net asset value per share: Class A(#) ........................................................................................................................................... $ 25.23
Maximum offering price per share (Net asset value plus sales charge of 5.75%): Class A ..................................................... $ 26.77
Class A
—
Net assets ........................................................................................................................................................... $ 10,570,476
Class A
—
Shares outstanding ($.01 par value) .................................................................................................................. 418,975
Net asset value per share: Class C(#) ........................................................................................................................................... $ 23.95
Class C
—
Net assets ........................................................................................................................................................... $ 7,165,525
Class C
—
Shares outstanding ($.01 par value) .................................................................................................................. 299,136
Net asset value per share: Class M(#) .......................................................................................................................................... $ 26.06
Class M
—
Net assets .......................................................................................................................................................... $ 83,807,236
Class M
—
Shares outstanding ($.01 par value) .................................................................................................................. 3,215,671
Net asset value per share: Class R6(#) ......................................................................................................................................... $ 26.10
Class R6
—
Net assets ......................................................................................................................................................... $ 1,892,964
Class R6
—
Shares outstanding ($.01 par value) ................................................................................................................ 72,525
Net asset value per share: Class S(#) ........................................................................................................................................... $ 26.10
Class S
—
Net assets ............................................................................................................................................................ $ 355,075,186
Class S
—
Shares outstanding ($.01 par value) ................................................................................................................... 13,604,630
Net asset value per share: Class Y(#) ........................................................................................................................................... $ 26.09
Class Y
—
Net assets ........................................................................................................................................................... $ 85,473,681
Class Y
—
Shares outstanding ($.01 par value) .................................................................................................................. 3,276,108
Amounts in thousands
(^)     Foreign currency holdings - cost $ 624
(*)     Securities on loan included in investments $ 1,077
(>)     Investments in affiliates, U.S. Cash Management Fund and U.S. Cash Collateral Fund $ 13,083
(a)     Receivable from Broker for Futures $ 1,303
(#) Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

Russell Investment Company
Global Real Estate Securities Fund
See accompanying notes which are an integral part of the financial statements.
Global Real Estate Securities Fund 737
Statement of Operations — For the Period Ended October 31, 2022
Amounts in thousands
Investment Income
Dividends ......................................................................................................................................................................... $ 20,290
Dividends from affiliated funds ....................................................................................................................................... 129
Securities lending income (net) ....................................................................................................................................... 13
Less foreign taxes withheld ............................................................................................................................................. (764)
Total investment income ..............................................................................................................................................................
19,668
Expenses
Advisory fees ................................................................................................................................................................... 5,666
Administrative fees .......................................................................................................................................................... 341
Custodian fees .................................................................................................................................................................. 209
Distribution fees - Class A ............................................................................................................................................... 35
Distribution fees - Class C ............................................................................................................................................... 71
Transfer agent fees - Class A ........................................................................................................................................... 28
Transfer agent fees - Class C ........................................................................................................................................... 19
Transfer agent fees - Class M .......................................................................................................................................... 216
Transfer agent fees - Class R6 ......................................................................................................................................... 1
Transfer agent fees - Class S ............................................................................................................................................ 940
Transfer agent fees - Class Y ........................................................................................................................................... 5
Professional fees .............................................................................................................................................................. 151
Registration fees ............................................................................................................................................................... 97
Shareholder servicing fees - Class C ............................................................................................................................... 24
Trustees’ fees .................................................................................................................................................................... 40
Printing fees ..................................................................................................................................................................... 101
Miscellaneous .................................................................................................................................................................. 35
Expenses before reductions .............................................................................................................................................. 7,979
Expense reductions .......................................................................................................................................................... (463)
Net expenses ................................................................................................................................................................................
7,516
Net investment income (loss) .......................................................................................................................................................
12,152
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments ...................................................................................................................................................................... (22,830)
Investments in affiliated funds ......................................................................................................................................... (3)
Futures contracts .............................................................................................................................................................. (4,432)
Foreign currency exchange contracts ............................................................................................................................... (1,126)
Foreign currency-related transactions .............................................................................................................................. (335)
Net realized gain (loss) ................................................................................................................................................................
(28,726)
Net change in unrealized appreciation (depreciation) on:
Investments ...................................................................................................................................................................... (187,675)
Investments in affiliated funds ......................................................................................................................................... (1)
Futures contracts .............................................................................................................................................................. (214)
Foreign currency exchange contracts ............................................................................................................................... (50)
Foreign currency-related transactions .............................................................................................................................. (30)
Net change in unrealized appreciation (depreciation) ................................................................................................................. (187,970)
Net realized and unrealized gain (loss) ........................................................................................................................................ (216,696)
Net Increase (Decrease) in Net Assets from Operations ....................................................................................
$ (204,544)

Russell Investment Company
Global Real Estate Securities Fund
See accompanying notes which are an integral part of the financial statements.
738 Global Real Estate Securities Fund
Statements of Changes in Net Assets
Amounts in thousands
For the Periods Ended October 31,
2022 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss) .............................................................................................................. $ 12,152 $ 15,080
Net realized gain (loss) ....................................................................................................................... (28,726) 62,043
Net change in unrealized appreciation (depreciation) ........................................................................ (187,970) 134,083
Net increase (decrease) in net assets from operations .............................................................................. (204,544) 211,206
Distributions
To shareholders
Class A .......................................................................................................................................... (909) (196)
Class C .......................................................................................................................................... (631) (107)
Class M ......................................................................................................................................... (7,01 1 ) (1,414)
Class R6 ........................................................................................................................................ (162) (44)
Class S .......................................................................................................................................... (30,57 6 ) (6,727)
Class Y .......................................................................................................................................... (6,968) (1,467)
From return of capital
Class A .......................................................................................................................................... (170)
—
Class C .......................................................................................................................................... (89)
—
Class M ......................................................................................................................................... (1,47 1 )
—
Class R6 ........................................................................................................................................ (34)
—
Class S .......................................................................................................................................... (6,1 29 )
—
Class Y .......................................................................................................................................... (1,446)
—
Net decrease in net assets from distributions ............................................................................................ (55,596) (9,955)
Share Transactions*
Net increase (decrease) in net assets from share transactions ................................................................... (17,558) 100,977
Total Net Increase (Decrease) in Net Assets ........................................................................
(277,698) 302,228
Net Assets
Beginning of period .................................................................................................................................. 821,683 519,455
End of period .............................................................................................................................................
$ 543,985 $ 821,683

Russell Investment Company
Global Real Estate Securities Fund
See accompanying notes which are an integral part of the financial statements.
Global Real Estate Securities Fund 739
Statements of Changes in Net Assets, continued
* Share transaction amounts (in thousands) for the periods ended October 31, 2022 and October 31, 2021 were as follows:
2022 2021
Shares Dollars Shares Dollars
Class A
Proceeds from shares sold 36 $ 1,165 36 $ 1,194
Proceeds from reinvestment of distributions 31 1,071 6 195
Payments for shares redeemed (80) (2,537) (76) (2,534)
Net increase (decrease)
(13) (301) (34) (1,145)
Class C
Proceeds from shares sold 12 369 14 454
Proceeds from reinvestment of distributions 22 719 3 106
Payments for shares redeemed (54) (1,651) (90) (2,808)
Net increase (decrease)
(20) (563) (73) (2,248)
Class M
Proceeds from shares sold 454 15,088 2,152 74,427
Proceeds from reinvestment of distributions 243 8,481 40 1,414
Payments for shares redeemed (704) (23,024) (365) (12,785)
Net increase (decrease)
(7) 545 1,827 63,056
Class R6
Proceeds from shares sold 11 3 20 15 490
Proceeds from reinvestment of distributions 6 19 6 1 44
Payments for shares redeemed (20) (626) (20) (745)
Net increase (decrease)
(3) (110) (4) (211)
Class S
Proceeds from shares sold 1,592 52,914 4,907 172,336
Proceeds from reinvestment of distributions 1,045 36,608 188 6,707
Payments for shares redeemed (3,197) (103,794) (5,590) (190,523)
Net increase (decrease)
(560) (14,272) (495) (11,480)
Class Y
Proceeds from shares sold 225 6,299 2,097 73,712
Proceeds from reinvestment of distributions 241 8,414 41 1,467
Payments for shares redeemed (48 2 ) (17,570) (617) (22,174)
Net increase (decrease)
(1 6 ) (2,857) 1,521 53,005
Total increase (decrease)
(6 19 ) $ (17,558) 2,742 $ 100,977

Russell Investment Company
Global Real Estate Securities Fund
Financial Highlights — For the Periods Ended
See accompanying notes which are an integral part of the financial statements.
740 Global Real Estate Securities Fund
For a Share Outstanding Throughout Each Period.
$
Net Asset Value,
Beginning of
Period
$
Net Investment
Income (Loss)
(a)(d)
$
Net Realized
and Unrealized
Gain (Loss)
$
Total from
Investment
Operations
$
Distributions
from Net
Investment Income
$
Distributions
from Net
Realized Gain
$
Return of Capital
Class A
October 31, 2022 37.09 .46 (9.80) (9.34) (1.12) (1.01) (.39)
October 31, 2021 26.92 .63 9.99 10.62 (.45) — —
October 31, 2020 35.83 .42 (6.97) (6.55) (1.75) (.61) —
October 31, 2019 30.94 .45 5.45 5.90 (.72) (.29) —
October 31, 2018 33.65 .77 (.41) .36 (1.26) (1.81) —
Class C
October 31, 2022 35.34 .21 (9.31) (9.10) (.99) (1.01) (.29)
October 31, 2021 25.77 .35 9.55 9.90 (.33) — —
October 31, 2020 34.40 .19 (6.66) (6.47) (1.55) (.61) —
October 31, 2019 29.74 .20 5.23 5.43 (.48) (.29) —
October 31, 2018 32.46 .51 (.40) .11 (1.02) (1.81) —
Class M
October 31, 2022 38.24 .59 (10.14) (9.55) (1.17) (1.01) (.45)
October 31, 2021 27.71 .84 10.22 11.06 (.53) — —
October 31, 2020 36.81 .54 (7.17) (6.63) (1.86) (.61) —
October 31, 2019 31.76 .58 5.60 6.18 (.84) (.29) —
October 31, 2018 34.46 .94 (.45) .49 (1.38) (1.81) —
Class R6
October 31, 2022 38.29 .61 (10.14) (9.53) (1.19) (1.01) (.46)
October 31, 2021 27.74 .78 10.32 11.10 (.55) — —
October 31, 2020 36.86 .56 (7.18) (6.62) (1.89) (.61) —
October 31, 2019 31.79 .62 5.60 6.22 (.86) (.29) —
October 31, 2018 34.49 .94 (.43) .51 (1.40) (1.81) —
Class S
October 31, 2022 38.28 .56 (10.14) (9.58) (1.16) (1.01) (.43)
October 31, 2021 27.75 .74 10.29 11.03 (.50) — —
October 31, 2020 36.86 .51 (7.18) (6.67) (1.83) (.61) —
October 31, 2019 31.79 .55 5.61 6.16 (.80) (.29) —
October 31, 2018 34.49 .89 (.44) .45 (1.34) (1.81) —
Class Y
October 31, 2022 38.28 .62 (10.14) (9.52) (1.20) (1.01) (.46)
October 31, 2021 27.73 .88 10.22 11.10 (.55) — —
October 31, 2020 36.84 .57 (7.18) (6.61) (1.89) (.61) —
October 31, 2019 31.78 .61 5.61 6.22 (.87) (.29) —
October 31, 2018 34.48 .94 (.42) .52 (1.41) (1.81) —

See accompanying notes which are an integral part of the financial statements.
Global Real Estate Securities Fund 741
$
Total
Distributions
$
Net Asset Value,
End of
Period
%
Total
Return
(c)
$
Net Assets,
End of Period
(000)
%
Ratio of Expenses
to Average
Net Assets,
Gross
%
Ratio of Expenses
to Average
Net Assets,
Net
(d)
%
Ratio of Net
Investment Income
to Average
Net Assets
(d)
%
Portfolio
Turnover Rate
(2.52) 25.23 (26.85) 10,570 1.39 1.34 1.44 68
(.45) 37.09 39.58 16,012 1.38 1.33 1.87 81
(2.36) 26.92 (18.98) 12,554 1.40 1.36 1.43 88
(1.01) 35.83 19.51 18,684 1.38 1.35 1.36 74
(3.07) 30.94 .86 19,019 1.38 1.37 2.37 81
(2.29) 23.95 (27.42) 7,166 2.14 2.09 .68 68
(.33) 35.34 38.50 11,271 2.13 2.08 1.09 81
(2.16) 25.77 (19.56) 10,102 2.15 2.11 .68 88
(.77) 34.40 18.62 17,584 2.13 2.10 .61 74
(2.83) 29.74 .10 20,146 2.13 2.12 1.61 81
(2.63) 26.06 (26.62) 83,807 1.14 .99 1.79 68
(.53) 38.24 40.07 123,210 1.13 .98 2.36 81
(2.47) 27.71 (18.69) 38,678 1.15 1.01 1.79 88
(1.13) 36.81 19.92 62,478 1.15 1.01 1.68 74
(3.19) 31.76 1.23 34,715 1.13 1.02 2.84 81
(2.66) 26.10 (26.56) 1,893 .99 .92 1.86 68
(.55) 38.29 40.16 2,888 .98 .91 2.22 81
(2.50) 27.74 (18.65) 2,205 1.00 .94 1.86 88
(1.15) 36.86 20.03 2,659 .99 .94 1.82 74
(3.21) 31.79 1.30 5,941 .98 .95 2.84 81
(2.60) 26.10 (26.67) 355,075 1.14 1.09 1.69 68
(.50) 38.28 39.90 542,275 1.13 1.08 2.12 81
(2.44) 27.75 (18.78) 406,795 1.15 1.11 1.68 88
(1.09) 36.86 19.83 712,519 1.13 1.10 1.62 74
(3.15) 31.79 1.12 923,857 1.13 1.12 2.66 81
(2.67) 26.09 (26.54) 85,474 .94 .89 1.88 68
(.55) 38.28 40.20 126,027 .93 .88 2.46 81
(2.50) 27.73 (18.61) 49,121 .96 .91 1.88 88
(1.16) 36.84 20.05 65,565 .94 .91 1.80 74
(3.22) 31.78 1.32 73,909 .93 .92 2.82 81

Russell Investment Company
Global Real Estate Securities Fund
See accompanying notes which are an integral part of the financial statements.
742 Global Real Estate Securities Fund
Related Party Transactions, Fees and Expenses
Accrued fees payable to affiliates for the period ended October 31, 2022 were as follows:
Transactions (amounts in thousands) during the period ended October 31, 2022 with Underlying Funds which are, or were, an affiliated company are as follows:
Federal Income Taxes
At October 31, 2022, the cost of investments, net unrealized appreciation (depreciation), and components of distributable earnings for income tax purposes were as follows:
For the fiscal years ended October 31, 2022 and October 31, 2021 respectively, the Fund made the following tax basis distributions:
Net investment income and net realized gains (losses) in the financial statements may differ from taxable net investment income and net realized gains (losses). Capital accounts within the financial statements are adjusted for permanent differences between book and tax accounting.  These differences may be due to foreign currency gains or losses, reclassifications of dividends and /or differences in treatment of income from swaps.  These adjustments have no impact on the net assets.
At October 31, 2022, the Statement of Assets and Liabilities has been adjusted by the following amounts (in thousands):
Advisory fees $ 338,139
Administration fees 21,957
Distribution fees 6,602
Shareholder servicing fees 1,477
Transfer agent fees 69,274
Trustee fees 2,324
$ 439,773
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Income
Distributions
Capital Gains
Distributions
U.S. Cash Collateral Fund $ 3,165 $ 77,779 $ 79,804 $ — $ — $ 1,140 $ 13 $ —
U.S. Cash Management Fund 14,739 226,712 229,504 (3) (1) 11,943 129 —
$ 17,904 $ 304,491 $ 309,308 $ (3) $ (1) $ 13,083 $ 142 $ —
Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
Undistributed
Ordinary Income
Undistributed
Long-Term
Capital Gains
(Capital Loss
Carryforward)
$ 573, 743 , 928 $ 303 , 505 , 893 $ ( 334 , 334 , 323 ) $ (30, 828 , 430 ) $ — $ (2 5 , 572 , 579 )
October 31, 2022 October 31, 2021
Ordinary Income
Distributions
Long-Term
Capital Gain
Distributions
Return of
Capital
Ordinary Income
Distributions
Long-Term
Capital Gain
Distributions
Return of
Capital
$ 24,650,120 $ 21,605,886 $ 9,339,495 $ 9,955,223 $ — $ —
Total distributable earnings (losses)
$ 9,449
Additional paid-in capital
(9,449)

Russell Investment Company
Multi-Strategy Income Fund
Portfolio Management Discussion and Analysis — October 31, 2022
(Unaudited)
744 Multi-Strategy Income Fund
Multi-Strategy Income Fund - Class A
‡
Total
Return
1 Year (23 .30)%
5 Years (1 .73)%§
Inception* 0 .27%§
Multi-Strategy Income Fund - Class C
Total
Return
1 Year (19 .28)%
5 Years (1 .31)%§
Inception* 0 .30%§
Multi-Strategy Income Fund - Class M
‡‡
Total
Return
1 Year (18 .34)%
5 Years (0 .21)%§
Inception* 1 .39%§
Multi-Strategy Income Fund - Class S
Total
Return
1 Year (18 .43)%
5 Years (0 .31)%§
Inception* 1 .32%§
Multi-Strategy Income Fund - Class Y
Total
Return
1 Year (18 .22)%
5 Years (0 .11)%§
Inception* 1 .53%§
30% FTSE All- World / 70% FTSE US Broad Investment
Grade Composite Index (gross)
**
Total
Return
1 Year (16 .82)%
5 Years 1 .58%§
Inception* 2 .38%§
ICE BofA Global High Yield 2% Constrained Index (USD
Hedged)
***
Total
Return
1 Year (13 .79)%
5 Years 1 .14%§
Inception* 2 .99%§

Russell Investment Company
Multi-Strategy Income Fund
Portfolio Management Discussion and Analysis, continued — October 31,
2022 (Unaudited)
Multi-Strategy Income Fund 745
The Multi-Strategy Income Fund (the “Fund”) employs a multi-
manager approach whereby portions of the Fund are allocated
to different money manager strategies. Fund assets not allocated to money managers are managed by Russell Investment
Management, LLC (“RIM”), the Fund’s advisor. RIM may
change the allocation of the Fund’s assets among money
managers at any time. An exemptive order from the Securities and Exchange Commission permits RIM to engage or terminate
a money manager at any time, subject to approval by the Fund’s
Board, without a shareholder vote. Pursuant to the terms of the exemptive order, the Fund is required to notify its shareholders within 90 days of when a money manager begins providing
services. As of October 31, 2022, the Fund had thirteen money managers.
What is the Fund’s investment objective?
The Fund seeks to provide a high level of current income and, as a secondary objective, long-term capital growth.
How did the Fund perform relative to its benchmark
for the fiscal year ended October 31, 2022?
For the fiscal year ended October 31, 2022 (the “fiscal year”), the
Fund’s Class A, Class C, Class M, Class S and Class Y Shares
lost 18.60%, 19.28%, 18.34%, 18.43% and 18.22%, respectively.
This is compared to the 30% FTSE All-World/70% FTSE US
Broad Investment Grade Composite Index (gross), which lost
16.82% during the fiscal year. Effective March 1, 2022, RIM
changed the Fund’s primary benchmark from the ICE BofA
Global High Yield 2% Constrained Index (USD Hedged) to the
30% FTSE All-World/70% FTSE US Broad Investment Grade
Composite Index (gross). The Fund’s performance includes
operating expenses, whereas index returns are unmanaged and
do not include expenses of any kind.
For the fiscal year, the Morningstar
®
Allocation – 30% to
50% Equity Category, a group of funds that Morningstar, Inc.
considers to have investment strategies similar to those of the
Fund, lost 14.77%. This result serves as a peer comparison and is expressed net of operating expenses.
RIM may assign a money manager a specific style or
capitalization benchmark other than the Fund’s index (a
“RIM-assigned benchmark”). However, the Fund’s primary
index remains the benchmark for the Fund and is intended to
be representative of the aggregate of each money manager’s
benchmark index.
How did market conditions affect the Fund’s
performance?
The fiscal year was characterized by increased global
recessionary fears as investors grappled with heightened market volatility amid tightening monetary policy and increasing
geopolitical tensions. Inflationary pressures increased
dramatically, spearheaded by surging energy prices from the
Russia-Ukraine conflict and continued supply-chain disruptions from China’s ‘Zero COVID’ policy. Central banks responded
to inflation by tightening fiscal and monetary policy and hiking interest rates rapidly, resulting in sharp market selloffs across most asset classes.
Equity and fixed income markets experienced substantial
drawdowns over the fiscal year. Within U.S. equities, the
Russell 1000
®
Index and Russell 3000
®
Index both experienced
losses of 16.38% and 16.52% respectively, indicating that both growth and value securities took a hit during the year. Within developed markets, Europe was a detractor due in large part to the Russian embargo of natural gas. Emerging market equities underperformed developed markets due to continued lockdowns
in China, increasing China-Taiwan tensions, and the Russia-
Ukraine conflict. Within fixed income, the Bloomberg Global
Aggregate Bond Index (US Hedged) fell by 12.12%. Markets
were challenged, with corporate credit, emerging market debt, and mortgage spreads widening over the fiscal year. Overall, the Fund’s equity tilt towards cyclical areas of the market, such as value and small cap, as opposed to defensive, non-cyclical areas was a detractor. In fixed income, the Fund’s exposure
to emerging market and mortgage debt negatively impacted
overall performance.
Within alternatives, infrastructure has been one of the better performers this fiscal year versus other asset classes, with the
iShares Global Infrastructure ETF down 4.71% over the year
versus the MSCI All Country World Index Net down 19.96%.
The relatively better performance of this asset class was additive to the Fund’s performance, as the Fund’s infrastructure manager outperformed its RIM-assigned benchmark.
Global listed real estate underperformed global equities.
However, performance was mixed across regions. The United
States outperformed, while Europe and the United Kingdom
detracted. Overall, the Fund’s exposure to real estate investment trusts (“REITs”) was a detractor, underperforming its sector benchmark.
How did the investment strategies and techniques
employed by the Fund and its money managers affect
its benchmark relative performance?
In order to seek to achieve the Fund’s objective during the fiscal year, RIM’s strategic asset allocation included global equity, high yield debt, bank loans, preferred securities, global REITs, global infrastructure, investment-grade credit and emerging
market debt.
The Fund employs discretionary and non-discretionary money
managers. The Fund’s discretionary money managers select

Russell Investment Company
Multi-Strategy Income Fund
Portfolio Management Discussion and Analysis, continued — October 31,
2022 (Unaudited)
746 Multi-Strategy Income Fund
the individual portfolio securities for the assets assigned to them. The Fund’s non-discretionary money managers provide
a model portfolio to RIM representing their investment
recommendations, based upon which RIM purchases and sells
securities for the Fund. RIM manages assets not allocated to money manager strategies and the Fund’s cash balances.
With respect to the performance of certain of the Fund’s money managers, Sompo Asset Management (“Sompo”), a Japanese
equity manager, was the top performer within the Fund, with
positive Fund and RIM-assigned benchmark-relative returns.
Sompo’s stock selection and value bias were the main drivers of its performance this year. Cohen & Steers Capital, Inc., Cohen &
Steers UK Limited and Cohen & Steers Asia Limited (together,
“Cohen & Steers”), a manager specializing in infrastructure, was also a positive contributor to performance, outperforming its RIM-assigned benchmark by more than 2%. Cohen & Steers’
performance is primarily attributable to stock selection in the mid-stream and airport sectors.
Berenberg Asset Management (“Berenberg”), a European
equity manager, underperformed its RIM-assigned benchmark.
Berenberg’s European All Cap strategy emphasizes exposure
to European equities as the key driver of return. However,
for the fiscal year, the strategy underperformed due to
significant geopolitical headwinds from the Russia-Ukraine
war, contributing to a spike in energy prices and increasing inflationary pressures across the continent, which negatively impacted the higher growth companies that Berenberg focuses
on.
During the fiscal year, RIM used equity and fixed-income
derivatives to seek to maintain tactical asset allocation
preferences, and also implemented risk-mitigation strategies.
RIM used standardized derivative contracts, such as equity index futures and Treasury futures, to seek to efficiently implement tactical asset allocation changes. In addition, standardized call and put options were used in an effort to limit risk, including through the purchase and sale of contracts to limit downside risk, generate income, and achieve the desired asset allocation in a more efficient manner.
During the fiscal year, RIM utilized a positioning strategy to seek to control Fund-level exposures and risks through the
purchase of a stock portfolio. Using the output from quantitative and/or rules-based processes and qualitative analysis, the
strategy seeks to position the portfolio to meet RIM’s overall preferred positioning with respect to Fund exposures along
geographic, factor and industry dimensions, while optimizing the portfolio to minimize tracking error relative to the Fund’s money manager portfolios. The strategy outperformed relative to the Fund’s benchmark for the fiscal year. Outperformance
was largely a result of relative geographic tilts, as the strategy was overweight U.S. equities and underweight European peers
relative to the benchmark.
Describe any changes to the Fund’s structure or the
money manager line-up.
On March 1, 2022, the following changes to the Fund became
effective:
The Fund was changed to be managed with a benchmark relative approach, meaning that the Fund’s performance would be
assessed relative to its new benchmark. Prior to March 1, 2022, the Fund was managed with a benchmark agnostic approach;
The Fund’s target strategic asset allocation was changed to
40% global equity or equity related securities or instruments, including equity securities of real assets-related companies, and
60% global fixed income or fixed income-related securities or instruments, including high yield and emerging markets debt;
and
The Fund’s benchmark changed from the ICE BofA Global High
Yield 2% Constrained Index (USD Hedged) to the 30% FTSE
All-World/70% FTSE US Broad Investment Grade Composite
Index (gross).
Additionally, in March 2022, RIM terminated GLG LLC and
hired Easterly Investment Partners LLC (“Easterly”), Oaktree
Fund Advisors, Man Investments Australia Limited, and
RiverPark Advisors, LLC. In addition, Boston Partners Global
Investors Inc. was transitioned from a non-discretionary to a discretionary mandate. Allocations to other manager strategies were adjusted as a result.
In May 2022, RIM terminated Easterly and hired MFS
Investment Management Inc., RWC Asset Advisors (US) LLC
and Intermede Investment Partners Limited and Intermede
Global Partners Inc. Allocations to other manager strategies were adjusted as a result.
In September 2022, RIM removed Putnam Investment
Management, LLC’s Fixed Income Opportunistic strategy
from the Fund and hired Marathon Asset Management, L.P.
Allocations to other manager strategies were adjusted as a result.
Money Managers as of October 31,
2022 Styles
Berenberg Asset Management LLC European Equities
Boston Partners Global Investors, Inc. Global Equities
Cohen & Steers Capital Management, Inc.,
Cohen & Steers UK Limited and Cohen &
Steers Asia Limited
Global Listed Real
Estate Securities,
Global Listed
Infrastructure,
Preferred Securities
Intermede Investment Partners Limited and
Intermede Global Partners Inc.
Global Equities
Kopernik Global Investors, LLC Global Equities

Russell Investment Company
Multi-Strategy Income Fund
Portfolio Management Discussion and Analysis, continued — October 31,
2022 (Unaudited)
Multi-Strategy Income Fund 747
The views expressed in this report reflect those of
the portfolio managers only through the end of the
fiscal year covered by the report. These views do not
necessarily represent the views of RIM, or any other
person in RIM or any other affiliated organization.
These views are subject to change at any time based
upon market conditions or other events, and RIM
disclaims any responsibility to update the views
contained herein. These views should not be relied
on as investment advice and, because investment
decisions for a Russell Investment Company (“RIC”)
Fund are based on numerous factors, should not be
relied on as an indication of investment decisions of
any RIC Fund.
Money Managers as of October 31,
2022 Styles
Man Investments Australia Limited Asia ex-Japan
Equities
Marathon Asset Management, L.P. Emerging Market
Debt
MFS Institutional Advisors, Inc. Global Equities
Oaktree Fund Advisors, LLC Convertibles
Putnam Investment Management, LLC Mortgage
Opportunities
RiverPark Advisors, LLC Large Cap Growth
RWC Asset Advisors (US) LLC Emerging Markets
Sompo Asset Management Co., Ltd. Japan Equities
* Assumes initial investment on May 1, 2015.
** Effective March 1, 2022, RIM began managing the Fund with a benchmark relative approach rather than a benchmark agnostic approach. As a result, effective March 1, 2022, RIM changed the Fund's primary benchmark from the ICE BofA Global High Yield 2% Constrained Index (USD Hedged) to the
30% FTSE All-World/70% FTSE US Broad Investment Grade Composite Index (gross). FTSE Multi-Asset Composite Index Series is designed to measure cross-asset market returns for a range of regions and risk exposures. The FTSE All-World Index is a market-capitalization weighted index representing the performance of the large and mid-cap stocks from the FTSE Global Equity Index Series and covers 90-95% of the investable market capitalization. The index covers Developed and Emerging markets. The FTSE US Broad Investment Grade Index (gross) (USBIG®) tracks the performance of US Dollar-
denominated bonds issued in the US investment-grade bond market. The index includes US Treasury, government-sponsored, collateralized, and corporate debt.
*** ICE BofA Global High Yield 2% Constrained Index (USD Hedged) contains all securities in the ICE BofA Global High Yield Index but caps issuer exposure at 2%. Index constituents are capitalization-weighted, based on their current amount outstanding, provided the total allocation to an individual issuer does not exceed 2%. Issuers that exceed the limit are reduced to 2% and the face value of each of their bonds is adjusted on a pro-rata basis. Similarly, the face values of bonds of all other issuers that fall below the 2% cap are increased on a pro-rata basis. In the event there are fewer than 50 issuers in the
Index, each is equally weighted and the face values of their respective bonds are increased or decreased on a pro-rata basis.
‡ The performance shown has been adjusted to reflect the deduction of the maximum Class A sales charge of 5.75%.
‡‡ The Fund’s performance inception date for Class M Shares was March 16, 2017. The returns shown for Class M Shares prior to that date are the returns of the Fund’s Class S Shares. Class M Shares will have substantially similar annual returns as the Class S Shares because the Shares of each Class are invested in the same portfolio of securities. Annual returns for each Class will differ only to the extent that the Class M Shares do not have the same expenses as the
Class S Shares.
§ Annualized.
Performance is historical and assumes reinvestment of all dividends and capital gains. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than when purchased. Past performance is not indicative of future results. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Additionally, the returns presented herein may differ from the performance reported in the Financial Highlights as the returns herein are calculated in a manner consistent with standardized performance in accordance with
Securities and Exchange Commission rules, while the performance in the Financial Highlights has been calculated in accordance with U.S. Generally Accepted
Accounting Principles (“U.S. GAAP”).

Russell Investment Company
Multi-Strategy Income Fund
Shareholder Expense Example — October 31, 2022 (Unaudited)
748 Multi-Strategy Income Fund
Fund Expenses
The following disclosure provides important information
regarding the Fund’s Shareholder Expense Example
(“Example”).
Example
As a shareholder of the Fund, you incur two types of costs:
(1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs,
including advisory and administrative fees; distribution (12b-1)
and/or service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars)
of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from May 1, 2022 to October 31, 2022.
Actual Expenses
The information in the table under the heading “Actual
Performance” provides information about actual account
values and actual expenses. You may use the information in
this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During
Period” to estimate the expenses you paid on your account
during this period.
Hypothetical Example for Comparison Purposes
The information in the table under the heading “Hypothetical
Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses
based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the
Fund’s actual return. The hypothetical account values and
expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the
Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant
to highlight your ongoing costs only and do not reflect any
transactional costs. Therefore, the information under the heading
“Hypothetical Performance (5% return before expenses)” is
useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
Class A
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2022 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2022 $ 888.80 $ 1,020.06
Expenses Paid During Period* $ 4.86 $ 5.19
* Expenses are equal to the Fund's annualized expense ratio of 1.02%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-
half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class C
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2022 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2022 $ 884.80 $ 1,016.28
Expenses Paid During Period* $ 8.41 $ 9.00
* Expenses are equal to the Fund's annualized expense ratio of 1.77%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-
half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class M
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2022 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2022 $ 889.80 $ 1,021.83
Expenses Paid During Period* $ 3.19 $ 3.41
* Expenses are equal to the Fund's annualized expense ratio of 0.67%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-
half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

Russell Investment Company
Multi-Strategy Income Fund
Shareholder Expense Example, continued — October 31, 2022 (Unaudited)
Multi-Strategy Income Fund 749
Class S
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2022 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2022 $ 890.30 $ 1,021.32
Expenses Paid During Period* $ 3.67 $ 3.92
* Expenses are equal to the Fund's annualized expense ratio of 0.77%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-
half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class Y
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2022 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2022 $ 890.50 $ 1,022.33
Expenses Paid During Period* $ 2.72 $ 2.91
* Expenses are equal to the Fund's annualized expense ratio of 0.57%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-
half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments — October 31, 2022
See accompanying notes which are an integral part of the financial statements.
750 Multi-Strategy Income Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Long-Term Investments - 54.4%
Corporate Bonds and Notes - 7.2%
Aerie Pharmaceuticals, Inc.
1.500% due 10/01/24 127 125
Aircastle, Ltd.
5.250% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.410%)(Ê)(ƒ)(Þ) 80 60
Alarm.com, Inc.
5.284% due 01/15/26 130 106
Ally Financial, Inc.
Series C
4.700% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 7 Year + 3.481%)(Ê)(ƒ) 204 137
Alteryx, Inc.
0.500% due 08/01/24 (Ñ)(Þ) 876 792
Apollo Management Holdings, LP
4.950% due 01/14/50 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.266%)(Ê)(Þ) 122 102
Ares Management Corp.
4.125% due 06/30/51 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.237%)(Ê)(Þ) 130 99
Assurant, Inc.
7.000% due 03/27/48 (USD 3 Month
LIBOR + 4.135%)(Ê) 210 200
Bandwidth, Inc.
0.250% due 03/01/26 178 114
Bank of America Corp.
Series AA
6.100% due 12/31/49 (USD 3 Month
LIBOR + 3.898%)(Ê)(ƒ) 444 428
Series DD
6.300% due 12/29/49 (USD 3 Month
LIBOR + 4.553%)(Ê)(ƒ) 101 98
Series FF
5.875% due 12/31/99 (USD 3 Month
LIBOR + 2.931%)(Ê)(ƒ) 91 78
Series TT
6.125% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.231%)(Ê)(ƒ) 163 154
Series X
6.250% due 09/29/49 (USD 3 Month
LIBOR + 3.705%)(Ê)(ƒ) 467 455
Series Z
6.500% due 12/31/49 (USD 3 Month
LIBOR + 4.174%)(Ê)(ƒ) 202 200
Bank of New York Mellon Corp. (The)
Series I
3.750% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.630%)(Ê)(ƒ) 22 17
Capital One Financial Corp.
Series M
3.950% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.157%)(Ê)(ƒ) 86 64
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Charles Schwab Corp. (The)
Series G
5.375% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.971%)(Ê)(ƒ) 337 329
Series H
4.000% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 10 Year + 3.079%)(Ê)(ƒ) 257 191
Series I
4.000% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.168%)(Ê)(ƒ) 368 303
Cheesecake Factory, Inc. (The)
0.375% due 06/15/26 138 113
Chegg, Inc.
4.794% due 09/01/26 (Þ) 858 664
Citigroup, Inc.
5.950% due 07/31/49 (USD 3 Month
LIBOR + 4.068%)(Ê)(ƒ) 132 131
5.900% due 12/29/49 (USD 3 Month
LIBOR + 4.230%)(Ê)(ƒ) 131 130
3.875% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.417%)(Ê)(ƒ) 407 334
Series P
5.950% due 12/29/49 (USD 3 Month
LIBOR + 3.905%)(Ê)(ƒ) 272 246
Series T
6.250% due 12/29/49 (USD 3 Month
LIBOR + 4.517%)(Ê)(ƒ) 160 154
Citizens Financial Group, Inc.
Series F
5.650% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 5.313%)(Ê)(ƒ) 79 75
CoBank ACB
Series I
6.250% due 12/29/49 (USD 3 Month
LIBOR + 4.660%)(Ê)(ƒ) 330 315
Series K
6.450% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.487%)(Ê)(ƒ) 110 107
Coinbase Global, Inc.
0.500% due 06/01/26 (Þ) 670 443
Comerica, Inc.
5.625% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 5.291%)(Ê)(ƒ) 116 113
Corebridge Financial, Inc
6.875% due 12/15/52 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.846%)(Ê)(Þ) 185 167
Coupa Software, Inc.
0.375% due 06/15/26 161 127
Cryoport, Inc.
0.750% due 12/01/26 173 128
DigitalOcean Holdings, Inc.
5.087% due 12/01/26 (Þ) 137 100

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — October 31, 2022
See accompanying notes which are an integral part of the financial statements.
Multi-Strategy Income Fund 751
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Discover Financial Services
Series D
6.125% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 5.783%)(Ê)(ƒ) 62 60
DocuSign, Inc.
4.979% due 01/15/24 852 800
Dominion Energy, Inc.
Series C
4.350% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.195%)(Ê)(ƒ) 176 146
Duke Energy Corp.
4.875% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.388%)(Ê)(ƒ) 80 72
Edison International
Series A
5.375% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.698%)(Ê)(ƒ) 198 162
Series B
5.000% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.901%)(Ê)(ƒ) 163 132
Energy Transfer, LP
Series G
7.125% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 5.306%)(Ê)(ƒ) 262 217
Series H
6.500% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 5.694%)(Ê)(ƒ) 180 155
Enstar Finance LLC
5.500% due 01/15/42 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.006%)(Ê) 165 130
Equitable Holdings, Inc.
Series B
4.950% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.736%)(Ê)(ƒ) 100 93
EZCORP, Inc.
2.375% due 05/01/25 670 601
Farm Credit Bank of Texas
Series 4
5.700% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 5.415%)(Ê)(ƒ)(Þ) 275 246
Fastly, Inc.
7.664% due 03/15/26 134 95
GA Global Funding Trust
4.700% due 10/15/51 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.796%)(Ê)(Þ) 260 192
General Electric Co.
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series D
6.623% due 12/29/49 (USD 3 Month
LIBOR + 3.330%)(Ê)(ƒ) 140 135
Goldman Sachs Group, Inc. (The)
6.345% due 02/15/34 96 92
Series U
3.650% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.915%)(Ê)(ƒ) 36 27
Gossamer Bio, Inc.
5.000% due 06/01/27 46 44
Greenbrier Cos., Inc.
2.875% due 02/01/24 25 23
Haemonetics Corp.
6.123% due 03/01/26 1,098 906
Hartford Financial Services Group, Inc.
Series ICON
5.030% due 02/12/47 (USD 3 Month
LIBOR + 2.125%)(Ê)(Þ) 225 186
Herbalife Nutrition, Ltd.
2.625% due 03/15/24 433 398
High Ridge Brands Co.
8.875% due 03/15/25 (Ø)(Š)(Æ) 1,640 19
Hope Bancorp, Inc.
2.000% due 05/15/38 1,013 984
ILFC E-Capital Trust I
5.115% due 12/21/65 (~)(Ê)(Þ) 210 128
Intercept Pharmaceuticals, Inc.
2.000% due 05/15/26 251 188
Invacare Corp.
5.000% due 11/15/24 289 247
Ionis Pharmaceuticals, Inc.
0.125% due 12/15/24 580 533
JetBlue Airways Corp.
0.500% due 04/01/26 222 164
JPMorgan Chase & Co.
Series S
6.750% due 01/29/49 (USD 3 Month
LIBOR + 3.780%)(Ê)(ƒ) 259 259
Series X
6.100% due 12/31/49 (USD 3 Month
LIBOR + 3.330%)(Ê)(ƒ) 300 294
Kaman Corp.
3.250% due 05/01/24 811 758
Land O'Lakes, Inc.
Series 144a
7.250% due 12/31/99 (Ê)(ƒ)(Þ)(~) 185 172
LendingTree, Inc.
0.500% due 07/15/25 186 133
Liberty Broadband Corp.
1.250% due 09/30/50 1,042 991
Liberty Media Corp.
2.125% due 03/31/48 (Þ) 1,118 1,055
Liberty Mutual Group, Inc.
4.125% due 12/15/51 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.315%)(Ê)(Þ) 83 62
Livongo Health, Inc.

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — October 31, 2022
See accompanying notes which are an integral part of the financial statements.
752 Multi-Strategy Income Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
0.875% due 06/01/25 302 260
Lyft, Inc.
1.500% due 05/15/25 200 176
Markel Corp.
6.000% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 5.662%)(Ê)(ƒ) 79 76
MetLife Capital Trust IV
7.875% due 12/15/37 (Þ) 100 105
MetLife, Inc.
9.250% due 04/08/38 (Þ) 225 258
10.750% due 08/01/39 66 85
MFA Financial, Inc.
6.250% due 06/15/24 497 440
Morgan Stanley
Series M
5.875% due 12/31/99 (USD 3 Month
LIBOR + 4.435%)(Ê)(ƒ) 62 60
Nabors Industries, Inc.
0.750% due 01/15/24 (Ñ) 639 592
NeoGenomics, Inc.
1.250% due 05/01/25 171 141
0.250% due 01/15/28 76 46
NextEra Energy Capital Holdings, Inc.
5.650% due 05/01/79 (USD 3 Month
LIBOR + 3.156%)(Ê) 34 29
PennyMac Mortgage Investment Trust
5.500% due 11/01/24 1,010 910
PNC Financial Services Group, Inc.
(The)
Series V
6.200% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.238%)(Ê)(ƒ) 164 155
Prudential Financial, Inc.
5.625% due 06/15/43 (USD 3 Month
LIBOR + 3.920%)(Ê) 163 161
6.000% due 09/01/52 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.234%)(Ê) 166 152
Series XW7
5.200% due 03/15/44 (USD 3 Month
LIBOR + 3.040%)(Ê) 325 302
Regions Financial Corp.
Series D
5.750% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 5.430%)(Ê)(ƒ) 48 47
RingCentral, Inc.
4.905% due 03/01/25 (Þ) 432 359
RWT Holdings, Inc.
5.750% due 10/01/25 787 631
SBL Holdings LLC
6.500% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 5.620%)(Ê)(ƒ)(Þ) 90 68
7.000% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 5.580%)(Ê)(ƒ)(Þ) 150 121
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Sempra Energy
4.125% due 04/01/52 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.868%)(Ê) 152 114
4.875% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.550%)(Ê)(ƒ) 340 309
Snap, Inc.
7.631% due 05/01/27 (Þ) 65 45
SoFi Technologies, Inc.
8.124% due 10/15/26 (Þ) 577 413
Southern Co. (The)
Series B
4.000% due 01/15/51 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.733%)(Ê) 265 230
Spotify Technology SA
4.125% due 03/15/26 809 642
Sunrun, Inc.
10.932% due 02/01/26 57 38
SVB Financial Group
Series D
4.250% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.074%)(Ê)(ƒ) 120 80
Series E
4.700% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 10 Year + 3.064%)(Ê)(ƒ) 140 93
TripAdvisor, Inc.
0.250% due 04/01/26 567 450
Truist Financial Corp.
Series N
4.800% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.003%)(Ê)(ƒ) 126 113
US Bancorp
Series J
5.300% due 12/31/99 (USD 3 Month
LIBOR + 2.914%)(Ê)(ƒ) 36 30
Voya Financial, Inc.
5.650% due 05/15/53 (USD 3 Month
LIBOR + 3.580%)(Ê) 100 97
Wells Fargo & Co.
5.950% due 12/15/36 110 101
Series BB
3.900% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.453%)(Ê)(ƒ) 615 522
Series U
5.875% due 12/31/49 (USD 3 Month
LIBOR + 3.990%)(Ê)(ƒ) 371 356
Western Digital Corp.
1.500% due 02/01/24 (Þ) 1,301 1,238
WisdomTree Investments, Inc.
3.250% due 06/15/26 226 202
28,545
International Debt - 15.7%

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — October 31, 2022
See accompanying notes which are an integral part of the financial statements.
Multi-Strategy Income Fund 753
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Abu Dhabi Government International
Bond
Series REGS
1.700% due 03/02/31 777 611
Aeropuerto Internacional De Tocumen
SA
Series REGS
5.125% due 08/11/61 200 135
AES Panama Generation Holdings SRL
Series REGS
7.750% due 02/02/24 906 704
Algonquin Power & Utilities Corp.
4.750% due 01/18/82 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.249%)(Ê) 215 173
Angolan Government International
Bond
Series REGS
8.750% due 04/14/32 388 313
Argentine Republic Government
International Bond
4.875% due 07/09/29 (~)(Ê) 1,079 257
AXA SA
8.600% due 12/15/30 40 46
Bahrain Government International
Bond
Series REGS
5.250% due 01/25/33 932 727
Banco do Brasil SA
Series REGS
6.250% due 10/29/49 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 10 Year + 4.398%)(Ê)(ƒ) 813 715
Banco Santander SA
7.500% due 12/31/99 (USD ICE
Swap Rate NY 5 Year Rate +
4.989%)(Ê)(ƒ) 200 189
Bank of China (Hong Kong), Ltd.
5.900% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.036%)(Ê)(ƒ)(Þ) 200 198
Bank of Nova Scotia (The)
8.625% due 10/27/82 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.389%)(Ê) 200 201
4.900% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.551%)(Ê)(ƒ) 200 185
Barclays PLC
8.000% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 5.672%)(Ê)(ƒ) 600 546
BNP Paribas SA
7.750% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.899%)(Ê)(ƒ)(Þ) 400 377
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 144a
7.375% due 12/31/49 (USD Swap
Semiannual 30/360 [versus 3 Month
LIBOR] 5 Year Rate + 5.150%)(Ê)
(ƒ)(Þ) 300 291
BP Capital Markets PLC
4.375% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.036%)(Ê)(ƒ) 340 319
4.875% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.398%)(Ê)(ƒ) 365 308
Brazilian Government International
Bond
2.875% due 06/06/25 589 552
4.750% due 01/14/50 383 256
Chile Government International Bond
2.550% due 07/27/33 1,000 744
Cloverie PLC for Zurich Insurance Co.
5.625% due 06/24/46 (USD 3 Month
LIBOR + 4.918%)(Ê) 200 186
Colombia Government International
Bond
3.250% due 04/22/32 996 661
Comision Federal de Electricidad
Series REGS
4.688% due 05/15/29 260 219
Corp. Nacional del Cobre de Chile
Series REGS
3.150% due 01/15/51 1,071 650
Costa Rica Government International
Bond
Series REGS
7.000% due 04/04/44 246 209
Credit Agricole SA
7.875% due 12/29/49 (USD Swap
Semiannual 30/360 [versus 3 Month
LIBOR] 5 Year Rate + 4.898%)(Ê)
(ƒ)(Þ) 400 397
8.125% due 12/29/49 (USD Swap
Semiannual 30/360 [versus 3 Month
LIBOR] 5 Year Rate + 6.185%)(Ê)
(ƒ)(Þ) 200 199
Credit Suisse Group AG
6.375% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.822%)(Ê)(ƒ)(Þ) 300 224
7.250% due 12/31/99 (USD ICE
Swap Rate NY 5 Year Rate +
4.332%)(Ê)(ƒ)(Þ) 200 157
9.750% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 6.383%)(Ê)(ƒ)(Þ) 200 190
Series 144a
7.500% due 12/31/99 (USD Swap
Semiannual 30/360 [versus 3 Month
LIBOR] 5 Year Rate + 4.600%)(Ê)
(ƒ)(Þ) 200 177
Dai-ichi Life Insurance Co., Ltd. (The)
5.100% due 10/29/49 (USD 3 Month
LIBOR + 3.680%)(Ê)(ƒ)(Þ) 300 285

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — October 31, 2022
See accompanying notes which are an integral part of the financial statements.
754 Multi-Strategy Income Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
4.000% due 12/29/49 (USD 3 Month
LIBOR + 3.660%)(Ê)(ƒ)(Þ) 200 178
Deutsche Bank AG
7.500% due 12/29/49 (USD Swap
Semiannual 30/360 [versus 3 Month
LIBOR] 5 Year Rate + 5.003%)(Ê)
(ƒ) 200 176
Dominican Republic Government
International Bond
Series REGS
6.000% due 02/22/33 814 682
DP World PLC
Series REGS
6.850% due 07/02/37 620 594
Ecopetrol SA
4.625% due 11/02/31 622 429
7.375% due 09/18/43 298 218
Ecuador Government International
Bond
Series REGS
6.000% due 07/31/30 (~)(Ê) 140 74
3.500% due 07/31/35 (~)(Ê) 663 242
Egypt Government International Bond
Series REGS
7.625% due 05/29/32 372 238
7.903% due 02/21/48 442 249
EIG Pearl Holdings SARL
Series REGS
3.545% due 08/31/36 200 154
El Salvaor Government International
Bond
Series REGS
9.500% due 07/15/52 250 94
Electricite de France SA
5.625% due 12/29/49 (USD Swap
Semiannual 30/360 [versus 3 Month
LIBOR] 10 Year Rate + 3.041%)(Ê)
(ƒ)(Þ) 200 176
Emera, Inc.
Series 16-A
6.750% due 06/15/76 (USD 3 Month
LIBOR + 5.440%)(Ê) 487 454
Emirates NBD Bank PJSC
6.125% due 12/31/99 (USD
Constant Maturity 6 Year Rate +
3.656%)(Ê)(ƒ) 739 701
Empresa de Transmision Electrica SA
Series REGS
5.125% due 05/02/49 932 682
Empresa Nacional del Petroleo
Series REGS
4.500% due 09/14/47 1,132 722
Enbridge, Inc.
6.250% due 03/01/78 (USD 3 Month
LIBOR + 3.641%)(Ê) 244 216
7.375% due 01/15/83 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.708%)(Ê) 82 77
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
7.625% due 01/15/83 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.418%)(Ê) 176 169
Series 16-A
6.000% due 01/15/77 (USD 3 Month
LIBOR + 3.890%)(Ê) 297 267
Series 20-A
5.750% due 07/15/80 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 5.314%)(Ê) 262 232
Eskom Holdings SOC, Ltd.
Series REGS
6.350% due 08/10/28 939 842
8.450% due 08/10/28 200 175
Export-Import Bank of China
4.000% due 11/28/47 638 518
Export-Import Bank of India
2.250% due 01/13/31 1,216 891
FEL Energy VI SARL
Series REGS
5.750% due 12/01/40 235 158
Franshion Brilliant, Ltd.
3.200% due 04/09/26 500 250
4.250% due 07/23/29 542 250
Freeport Indonesia PT
Series REGS
5.315% due 04/14/32 200 168
Galaxy Pipeline Assets Bidco, Ltd.
Series REGS
2.940% due 09/30/40 422 317
Georgian Railway JSC
Series REGS
4.000% due 06/17/28 763 574
Ghana Government International Bond
Series REGS
7.875% due 02/11/35 664 186
Grupo Energia Bogota SA
Series REGS
4.875% due 05/15/30 709 599
Guatemala Government International
Bond
Series REGS
5.250% due 08/10/29 234 215
4.650% due 10/07/41 200 147
Hanwha Life Insurance Co., Ltd.
4.700% due 04/23/48 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.000%)(Ê)(Þ) 200 196
HSBC Capital Funding, LP
10.176% due 12/29/49 (USD 3
Month LIBOR + 4.980%)(Ê)(ƒ)(Þ) 110 135
Hungary Government International
Bond
Series REGS
2.125% due 09/22/31 564 403
Hutama Karya Persero PT
Series REGS
3.750% due 05/11/30 788 680

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — October 31, 2022
See accompanying notes which are an integral part of the financial statements.
Multi-Strategy Income Fund 755
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Indonesia Government International
Bond
3.550% due 03/31/32 1,259 1,074
ING Groep NV
6.500% due 12/29/49 (USD Swap
Semiannual 30/360 [versus 3 Month
LIBOR] 5 Year Rate + 4.446%)(Ê)
(ƒ) 200 182
4.875% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.506%)(Ê)(ƒ) 200 141
5.750% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.342%)(Ê)(ƒ) 200 171
Instituto Costarricense de Electricidad
Series REGS
6.375% due 05/15/43 962 649
Intesa Sanpaolo SpA
7.700% due 12/29/49 (USD Swap
Semiannual 30/360 [versus 3 Month
LIBOR] 5 Year Rate + 5.462%)(Ê)
(ƒ)(Þ) 200 173
Ivory Coast Government International
Bond
Series REGS
5.750% due 12/31/32 (~)(Ê) 105 92
Jordan Government International Bond
Series REGS
7.375% due 10/10/47 220 164
Julius Baer Group, Ltd.
6.875% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.940%)(Ê)(ƒ) 200 185
Kazakhstan Government International
Bond
Series REGS
3.875% due 10/14/24 140 139
4.875% due 10/14/44 355 271
KazMunayGas National Co. JSC
Series REGS
4.375% due 09/26/27 200 164
3.500% due 04/14/33 255 171
6.375% due 10/24/48 638 458
Krung Thai Bank PCL
4.400% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.530%)(Ê)(ƒ) 600 477
KSA Sukuk, Ltd.
5.268% due 10/25/28 (Þ) 412 415
Series REGS
2.250% due 05/17/31 567 458
Lancashire Holdings, Ltd.
5.625% due 09/18/41 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 5.080%)(Ê) 200 147
Lebanon Government International
Bond
Series REGS
6.650% due 11/03/28 1,003 61
Lloyds Banking Group PLC
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
7.500% due 04/30/49 (USD Swap
Semiannual 30/360 [versus 3 Month
LIBOR] 5 Year Rate + 4.760%)(Ê)
(ƒ) 200 191
Mazoon Assets Co.
Series REGS
5.200% due 11/08/27 745 729
MDGH - GMTN BV
5.500% due 04/28/33 (Þ) 200 199
Meiji Yasuda Life Insurance Co.
5.200% due 10/20/45 (USD Swap
Semiannual 30/360 [versus 3 Month
LIBOR] 5 Year Rate + 4.230%)(Ê)
(Þ) 400 376
Mexico City Airport Trust
Series REGS
5.500% due 07/31/47 418 270
Mexico Government International
Bond
2.659% due 05/24/31 922 714
Mongolia Government International
Bond
Series REGS
4.450% due 07/07/31 200 126
Mongolian Mining Corp./Energy
Resources LLC
Series REGS
9.250% due 04/15/24 1,073 599
Morocco Government International
Bond
Series REGS
4.000% due 12/15/50 200 118
Mumtalakt Sukuk Holding Co.
4.100% due 01/21/27 584 553
Natwest Group PLC
8.000% due 12/29/49 (USD Swap
Semiannual 30/360 [versus 3 Month
LIBOR] 5 Year Rate + 5.720%)(Ê)
(ƒ) 400 377
6.000% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 5.625%)(Ê)(ƒ) 200 178
Nigeria Government International Bond
Series REGS
7.375% due 09/28/33 695 419
Nordea Bank Abp
6.625% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.110%)(Ê)(ƒ)(Þ) 200 188
OCP, Inc.
Series REGS
3.750% due 06/23/31 755 563
Oil and Gas Holding Co. BSCC (The)
Series REGS
8.375% due 11/07/28 772 756
Oman Government International Bond
Series REGS
6.750% due 10/28/27 384 385
7.000% due 01/25/51 442 377

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — October 31, 2022
See accompanying notes which are an integral part of the financial statements.
756 Multi-Strategy Income Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Ooredoo QPSC
Series REGS
2.625% due 04/08/31 579 476
OQ SAOC
Series REGS
5.125% due 05/06/28 418 377
Pakistan Government International
Bond
Series REGS
7.375% due 04/08/31 369 114
Pakistan Water and Power
Development Authority
7.500% due 06/04/31 1,998 604
Panama Government International
Bond
2.252% due 09/29/32 817 566
3.870% due 07/23/60 200 116
Paraguay Government International
Bond
Series REGS
2.739% due 01/29/33 283 211
Pertamina Persero PT
Series REGS
4.150% due 02/25/60 650 401
Peruvian Government International
Bond
2.783% due 01/23/31 693 547
3.550% due 03/10/51 77 51
Petrobras Global Finance BV
6.850% due 06/05/15 861 675
Petroleos del Peru SA
Series REGS
5.625% due 06/19/47 1,231 790
Petroleos Mexicanos
Series REGS
6.625% due 09/29/49 418 229
Series WI
6.700% due 02/16/32 1,065 805
6.750% due 09/21/47 312 188
7.690% due 01/23/50 1,567 1,021
Petronas Capital, Ltd.
Series REGS
2.480% due 01/28/32 636 505
3.404% due 04/28/61 1,123 692
Petronas Energy Canada, Ltd.
Series REGS
2.112% due 03/23/28 233 200
Philippines Government International
Bond
5.170% due 10/13/27 200 199
1.950% due 01/06/32 1,024 770
Phoenix Group Holdings PLC
5.625% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.035%)(Ê)(ƒ) 200 164
Qatar Government International Bond
Series REGS
3.750% due 04/16/30 351 326
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
4.400% due 04/16/50 363 305
Qatar Petroleum
Series REGS
2.250% due 07/12/31 1,472 1,181
QBE Insurance Group, Ltd.
5.875% due 06/17/46 (USD ICE
Swap Rate NY 10 Year Rate +
4.395%)(Ê) 206 185
5.875% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 5.513%)(Ê)(ƒ)(Þ) 200 182
Republic of Azerbaijan Government
International Bond
Series REGS
3.500% due 09/01/32 258 207
Republic of Kenya Government
International Bond
Series REGS
8.000% due 05/22/32 315 219
Republic of South Africa Government
Bond
5.875% due 04/20/32 232 198
5.750% due 09/30/49 512 340
Romania Government International
Bond
Series REGS
3.625% due 03/27/32 354 261
4.000% due 02/14/51 212 124
SA Global Sukuk, Ltd.
Series REGS
2.694% due 06/17/31 825 674
Saka Energi Indonesia PT
Series REGS
4.450% due 05/05/24 770 716
Samruk-Kazyna JSC
Series REGS
2.000% due 10/28/26 200 166
Saudi Arabian Oil Co.
Series REGS
1.625% due 11/24/25 271 242
2.250% due 11/24/30 860 678
Saudi Government International Bond
Series REGS
3.250% due 11/17/51 201 129
Scentre Group Trust 2
4.750% due 09/24/80 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.379%)(Ê)(Þ) 300 254
Senegal Government International
Bond
Series REGS
6.750% due 03/13/48 212 135
Shopify, Inc.
0.125% due 11/01/25 213 179
Skandinaviska Enskilda Banken AB
6.875% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.073%)(Ê)(ƒ) 200 187
Societe Generale SA

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — October 31, 2022
See accompanying notes which are an integral part of the financial statements.
Multi-Strategy Income Fund 757
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
8.000% due 09/29/49 (USD ICE
Swap Rate NY 5 Year Rate +
5.873%)(Ê)(ƒ)(Ñ)(Þ) 400 394
7.875% due 12/29/49 (USD Swap
Semiannual 30/360 [versus 3 Month
LIBOR] 5 Year Rate + 4.979%)(Ê)
(ƒ)(Þ) 200 195
6.750% due 12/31/99 (USD Swap
Semiannual 30/360 [versus 3 Month
LIBOR] 5 Year Rate + 3.929%)(Ê)
(ƒ)(Þ) 200 163
Southern Gas Corridor CJSC
Series REGS
6.875% due 03/24/26 484 476
Swiss Re Finance (Luxembourg) SA
5.000% due 04/02/49 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.582%)( Ê)(ƒ)(Þ) 200 174
TC Ziraat Bankasi AS
Series REGS
5.375% due 03/02/26 882 746
Toronto-Dominion Bank (The)
8.125% due 10/31/82 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.075%)(Ê) 200 202
TransCanada Trust
5.500% due 09/15/79 (SOFR +
4.416%)(Ê) 240 201
5.600% due 03/07/82 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.986%)(Ê) 107 92
Series 16-A
5.875% due 08/15/76 (USD 3 Month
LIBOR + 4.640%)(Ê) 598 556
Turkey Government International Bond
4.750% due 01/26/26 464 406
5.950% due 01/15/31 332 254
4.875% due 04/16/43 441 258
5.750% due 05/11/47 420 258
Turkiye Ihracat Kredi Bankasi AS
Series REGS
5.750% due 07/06/26 900 753
UBS Group AG
6.875% due 12/29/49 (USD Swap
Semiannual 30/360 [versus 6 Month
LIBOR] 5 Year Rate + 4.590%)(Ê)
(ƒ) 200 190
7.000% due 12/29/49 (USD Swap
Semiannual 30/360 [versus 6 Month
LIBOR] 5 Year Rate + 4.866%)(Ê)
(ƒ) 200 194
5.125% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.855%)(Ê)(ƒ) 200 173
7.000% due 12/31/99 (USD Swap
Semiannual 30/360 [versus 3 Month
LIBOR] 5 Year Rate + 4.344%)(Ê)
(ƒ)(Þ) 400 387
Ukraine Government International
Bond
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series REGS
9.750% due 11/01/30 (~)(Ê) 948 170
UniCredit SpA
8.000% due 04/03/49 (USD Swap
Semiannual 30/360 [versus 3 Month
LIBOR] 5 Year Rate + 5.180%)(Ê)
(ƒ) 200 187
Uruguay Government International
Bond
4.375% due 01/23/31 112 106
5.750% due 10/28/34 455 463
4.975% due 04/20/55 206 178
Uzbekneftegaz JSC
Series REGS
4.750% due 11/16/28 887 669
VNET Group, Inc.
6.083% due 02/01/26 62 51
Vodafone Group PLC
Series NC10
4.125% due 06/04/81 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.767%)(Ê) 125 89
Wix.com, Ltd.
0.000% due 08/15/25 (Þ) 52 43
YPF SA
Series REGS
8.750% due 04/04/24 182 158
62,614
Mortgage-Backed Securities - 31.4%
Fannie Mae
30 Year TBA(Ï)
3.500% 1,000 879
4.000% 6,000 5,657
5.000% 57,000 54,921
5.500% 21,000 20,669
Series 2009-397 Class 2
Interest Only STRIPS
5.000% due 09/25/39 770 141
Series 2010-404 Class 2
Interest Only STRIPS
4.500% due 05/25/40 542 119
Series 2016-422 Class C12
Interest Only STRIPS
4.000% due 12/25/45 1,533 289
Fannie Mae REMICS
Series 2010-35 Class SG
Interest Only STRIPS
6.232% due 04/25/40 (-1 x USD 1
Month LIBOR + 6.400%)(Ê) 226 24
Series 2010-99 Class NI
Interest Only STRIPS
6.000% due 09/25/40 1,159 228
Series 2011-101 Class SA
Interest Only STRIPS
5.732% due 10/25/41 (USD 1 Month
LIBOR + 5.900%)(Ê) 697 58

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — October 31, 2022
See accompanying notes which are an integral part of the financial statements.
758 Multi-Strategy Income Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2011-134 Class SP
Interest Only STRIPS
5.832% due 02/25/41 (-1 x USD 1
Month LIBOR + 6.000%)(Ê) 1,655 64
Series 2012-62 Class MI
Interest Only STRIPS
4.000% due 03/25/41 160 6
Series 2012-116 Class SA
Interest Only STRIPS
7.032% due 10/25/42 (-1 x USD 1
Month LIBOR + 7.200%)(Ê) 712 85
Series 2013-35 Class PI
Interest Only STRIPS
3.000% due 02/25/42 222 5
Series 2013-54 Class LI
Interest Only STRIPS
7.000% due 11/25/34 799 139
Series 2013-57 Class IQ
Interest Only STRIPS
3.000% due 06/25/41 286 12
Series 2013-90 Class SD
Interest Only STRIPS
6.432% due 09/25/43 (-1 x USD 1
Month LIBOR + 6.600%)(Ê) 468 41
Series 2013-107 Class SB
Interest Only STRIPS
5.782% due 02/25/43 (USD 1 Month
LIBOR + 5.950%)(Ê) 909 91
Series 2015-34 Class QI
Interest Only STRIPS
5.000% due 06/25/45 496 95
Series 2015-35 Class IA
Interest Only STRIPS
5.000% due 06/25/45 470 97
Series 2015-69 Class IO
Interest Only STRIPS
6.000% due 09/25/45 1,083 262
Series 2016-8 Class SA
Interest Only STRIPS
5.882% due 03/25/46 (USD 1 Month
LIBOR + 6.050%)(Ê) 1,852 174
Series 2016-54 Class SD
Interest Only STRIPS
5.832% due 08/25/46 (-1 x USD 1
Month LIBOR + 6.000%)(Ê) 1,239 117
Series 2016-61 Class BS
Interest Only STRIPS
5.932% due 09/25/46 (-1 x USD 1
Month LIBOR + 6.100%)(Ê) 2,043 115
Series 2016-65 Class CS
Interest Only STRIPS
5.932% due 09/25/46 (-1 x USD 1
Month LIBOR + 6.100%)(Ê) 1,219 98
Series 2017-32 Class IP
Interest Only STRIPS
4.500% due 05/25/47 1,774 329
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2017-113 Class IO
Interest Only STRIPS
5.000% due 01/25/38 376 39
Series 2018-3 Class AI
Interest Only STRIPS
4.500% due 12/25/47 858 162
Series 2018-38 Class SP
Interest Only STRIPS
6.032% due 06/25/48 (-1 x USD 1
Month LIBOR + 6.200%)(Ê) 1,236 127
Series 2018-47 Class SA
Interest Only STRIPS
6.082% due 07/25/48 (-1 x USD 1
Month LIBOR + 6.250%)(Ê) 2,002 159
Series 2018-92 Class BI
Interest Only STRIPS
5.000% due 01/25/49 969 184
Series 2018-95 Class SA
Interest Only STRIPS
5.982% due 01/25/49 (-1 x USD 1
Month LIBOR + 6.150%)(Ê) 963 77
Series 2019-1 Class KI
Interest Only STRIPS
4.500% due 02/25/49 357 25
Series 2019-13 Class IO
Interest Only STRIPS
4.500% due 03/25/49 373 22
Series 2019-17 Class LI
Interest Only STRIPS
4.500% due 04/25/49 438 50
Series 2019-26 Class SM
Interest Only STRIPS
5.882% due 06/25/49 (-1 x USD 1
Month LIBOR + 6.050%)(Ê) 976 99
Series 2019-41 Class SK
Interest Only STRIPS
5.964% due 08/25/49 (-1 x USD 1
Month LIBOR + 6.050%)(Ê) 1,652 163
Series 2019-42 Class SA
Interest Only STRIPS
5.964% due 08/25/49 (-1 x USD 1
Month LIBOR + 6.050%)(Ê) 997 92
Series 2019-43 Class KS
Interest Only STRIPS
5.882% due 08/25/49 (-1 x USD 1
Month LIBOR + 6.050%)(Ê) 1,086 93
Series 2019-45 Class SD
Interest Only STRIPS
5.882% due 08/25/49 (-1 x USD 1
Month LIBOR + 6.050%)(Ê) 658 49
Series 2019-50 Class SN
Interest Only STRIPS
5.878% due 09/25/49 (-1 x USD 1
Month LIBOR + 6.050%)(Ê) 1,325 131
Series 2019-51 Class KS
Interest Only STRIPS
5.902% due 09/25/49 (-1 x USD 1
Month LIBOR + 6.050%)(Ê) 1,345 125

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — October 31, 2022
See accompanying notes which are an integral part of the financial statements.
Multi-Strategy Income Fund 759
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2019-57 Class SG
Interest Only STRIPS
5.964% due 10/25/49 (-1 x USD 1
Month LIBOR + 6.050%)(Ê) 2,289 204
Series 2019-71 Class CS
Interest Only STRIPS
5.832% due 11/25/49 (-1 x USD 1
Month LIBOR + 6.000%)(Ê) 740 90
Series 2020-31 Class CI
Interest Only STRIPS
5.000% due 05/25/50 2,547 467
Series 2020-35 Class SC
Interest Only STRIPS
5.968% due 06/25/50 (-1 x USD 1
Month LIBOR + 6.070%)(Ê) 2,020 184
Series 2020-41 Class SE
Interest Only STRIPS
5.970% due 06/25/50 (-1 x USD 1
Month LIBOR + 6.100%)(Ê) 2,607 210
Series 2020-47 Class ID
Interest Only STRIPS
4.000% due 07/25/50 1,929 403
Series 2020-62 Class CI
Interest Only STRIPS
4.000% due 06/25/48 2,232 438
Series 2020-73 Class IJ
Interest Only STRIPS
3.000% due 10/25/50 2,203 348
Series 2020-93 Class WI
Interest Only STRIPS
5.000% due 06/25/50 1,581 328
Series 2021-17 Class GI
Interest Only STRIPS
4.000% due 02/25/51 1,952 381
Series 2021-18 Class IY
Interest Only STRIPS
4.500% due 08/25/49 937 196
Series 2021-56 Class IL
Interest Only STRIPS
3.000% due 03/25/51 4,005 597
Series 2021-94 Class AI
Interest Only STRIPS
3.000% due 01/25/52 3,143 453
Series 2022-13 Class IO
Interest Only STRIPS
2.500% due 12/25/51 1,248 159
Series 2022-43 Class SB
Interest Only STRIPS
4.615% due 07/25/52 (-1 x SOFR 30
Day Average + 5.400%)(Ê) 3,240 225
Freddie Mac REMICS
Series 2011-3852 Class SC
Interest Only STRIPS
6.465% due 04/15/40 (USD 1 Month
LIBOR + 6.650%)(Ê) 308 9
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2011-3919 Class SA
Interest Only STRIPS
6.315% due 09/15/41 (USD 1 Month
LIBOR + 6.500%)(Ê) 1,442 147
Series 2012-4016 Class SC
Interest Only STRIPS
6.315% due 03/15/42 (-1 x USD 1
Month LIBOR + 6.500%)(Ê) 571 59
Series 2012-4077 Class IK
Interest Only STRIPS
5.000% due 07/15/42 288 42
Series 2013-4265 Class SD
Interest Only STRIPS
5.915% due 01/15/35 (USD 1 Month
LIBOR + 6.100%)(Ê) 1,447 93
Series 2014-4386 Class LI
Interest Only STRIPS
4.000% due 02/15/43 248 15
Series 2014-4403 Class CI
Interest Only STRIPS
4.000% due 10/15/44 309 55
Series 2015-4425 Class IO
Interest Only STRIPS
4.000% due 01/15/45 368 64
Series 2015-4452 Class QI
Interest Only STRIPS
4.000% due 11/15/44 517 86
Series 2016-4560 Class IO
Interest Only STRIPS
5.810% due 05/15/39 (~)(Ê) 641 103
Series 2016-4596 Class CS
Interest Only STRIPS
5.915% due 06/15/46 (-1 x USD 1
Month LIBOR + 6.100%)(Ê) 1,283 82
Series 2016-4604 Class QI
Interest Only STRIPS
3.500% due 07/15/46 310 61
Series 2016-4635 Class PI
Interest Only STRIPS
4.000% due 12/15/46 343 61
Series 2017-4697 Class YI
Interest Only STRIPS
3.500% due 07/15/47 157 19
Series 2017-4731 Class QS
Interest Only STRIPS
6.015% due 11/15/47 (-1 x USD 1
Month LIBOR + 6.200%)(Ê) 636 65
Series 2018-4801 Class IG
Interest Only STRIPS
3.000% due 06/15/48 294 44
Series 2018-4808 Class SD
Interest Only STRIPS
6.015% due 07/15/48 (-1 x USD 1
Month LIBOR + 6.200%)(Ê) 996 103
Series 2018-4813 Class IO
Interest Only STRIPS
5.500% due 08/15/48 1,058 176

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — October 31, 2022
See accompanying notes which are an integral part of the financial statements.
760 Multi-Strategy Income Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2019-4900 Class SH
Interest Only STRIPS
5.898% due 07/25/49 (-1 x USD 1
Month LIBOR + 6.050%)(Ê) 1,836 138
Series 2019-4911 Class SB
Interest Only STRIPS
5.966% due 09/25/49 (-1 x USD 1
Month LIBOR + 6.050%)(Ê) 1,439 138
Series 2019-4915 Class SD
Interest Only STRIPS
5.964% due 09/25/49 (-1 x USD 1
Month LIBOR + 6.050%)(Ê) 1,671 169
Series 2019-4919 Class SP
Interest Only STRIPS
5.888% due 09/25/49 (-1 x USD 1
Month LIBOR + 6.050%)(Ê) 1,918 196
Series 2019-4928 Class S
Interest Only STRIPS
5.815% due 11/25/49 (USD 1 Month
LIBOR + 6.000%)(Ê) 654 66
Series 2020-4964 Class IA
Interest Only STRIPS
4.500% due 03/25/50 1,725 429
Series 2020-4979 Class SN
Interest Only STRIPS
5.865% due 06/25/50 (-1 x USD 1
Month LIBOR + 6.050%)(Ê) 1,175 100
Series 2020-4979 Class YS
Interest Only STRIPS
5.900% due 06/25/50 (-1 x USD 1
Month LIBOR + 6.050%)(Ê) 832 76
Series 2020-4982 Class DI
Interest Only STRIPS
4.000% due 06/25/50 1,634 261
Series 2020-4991 Class IE
Interest Only STRIPS
5.000% due 07/25/50 1,605 311
Series 2020-5007 Class IC
Interest Only STRIPS
5.000% due 08/25/50 1,709 387
Series 2020-5007 Class SK
Interest Only STRIPS
5.952% due 08/25/50 (-1 x USD 1
Month LIBOR + 6.100%)(Ê) 909 105
Series 2020-5010 Class IE
Interest Only STRIPS
4.000% due 09/25/50 3,452 645
Series 2020-5011 Class SA
Interest Only STRIPS
6.089% due 09/25/50 (-1 x USD 1
Month LIBOR + 6.250%)(Ê) 2,353 261
Series 2020-5023 Class TS
Interest Only STRIPS
6.094% due 10/25/50 (-1 x USD 1
Month LIBOR + 6.250%)(Ê) 2,176 307
Series 2020-5049 Class AI
Interest Only STRIPS
4.500% due 12/25/50 2,287 470
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2020-5060 Class EI
Interest Only STRIPS
3.500% due 01/25/51 2,642 517
Series 2020-5065 Class MI
Interest Only STRIPS
3.500% due 01/25/51 1,502 264
Series 2021-5082 Class IQ
Interest Only STRIPS
3.000% due 03/25/51 3,889 586
Series 2021-5119 Class IB
Interest Only STRIPS
3.000% due 06/25/41 4,139 462
Series 2021-5128 Class IE
Interest Only STRIPS
4.500% due 07/25/51 2,578 580
Series 2021-5170 Class IC
Interest Only STRIPS
4.500% due 08/25/50 1,578 302
Series 2021-5178 Class IB
Interest Only STRIPS
4.000% due 11/25/51 1,306 255
Freddie Mac Strips
Series 2014-324 Class C21
Interest Only STRIPS
6.000% due 06/15/39 16 4
Ginnie Mae II
5.000% due 2050 36 35
30 Year TBA(Ï)
3.000% 1,000 870
4.000% 1,000 921
4.500% 2,000 1,895
Ginnie Mae REMICS
Series 2009-121 Class UI
Interest Only STRIPS
5.000% due 12/20/39 410 76
Series 2010-9 Class UI
Interest Only STRIPS
5.000% due 01/20/40 2,309 483
Series 2010-35 Class QI
Interest Only STRIPS
4.500% due 03/20/40 911 180
Series 2010-H19 Class BI
Interest Only STRIPS
1.426% due 08/20/60 (~)(Ê) 1,878 64
Series 2010-H22 Class CI
Interest Only STRIPS
2.342% due 10/20/60 (~)(Ê) 716 30
Series 2011-135 Class DI
Interest Only STRIPS
5.000% due 04/16/40 928 186
Series 2012-129 Class IO
Interest Only STRIPS
4.500% due 11/16/42 192 34
Series 2012-H06 Class AI
Interest Only STRIPS
1.302% due 01/20/62 (~)(Ê) 3,515 85

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — October 31, 2022
See accompanying notes which are an integral part of the financial statements.
Multi-Strategy Income Fund 761
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2013-67 Class IP
Interest Only STRIPS
4.000% due 04/16/43 2,199 397
Series 2013-82 Class TI
Interest Only STRIPS
3.500% due 05/20/43 1,497 206
Series 2013-182 Class SY
Interest Only STRIPS
5.910% due 12/20/43 (-1 x USD 1
Month LIBOR + 6.100%)(Ê) 392 40
Series 2013-H14 Class XI
Interest Only STRIPS
1.612% due 03/20/63 (~)(Ê) 775 23
Series 2014-131 Class BS
Interest Only STRIPS
6.005% due 09/16/44 (-1 x USD 1
Month LIBOR + 6.200%)(Ê) 935 119
Series 2014-137 Class ID
Interest Only STRIPS
5.500% due 09/16/44 1,021 196
Series 2014-184 Class DI
Interest Only STRIPS
5.500% due 12/16/44 626 130
Series 2014-188 Class IB
Interest Only STRIPS
4.000% due 12/20/44 927 113
Series 2014-H24 Class BI
Interest Only STRIPS
1.606% due 11/20/64 (~)(Ê) 3,153 128
Series 2014-H25 Class BI
Interest Only STRIPS
1.662% due 12/20/64 (~)(Ê) 2,934 110
Series 2015-20 Class PI
Interest Only STRIPS
3.500% due 02/20/45 358 65
Series 2015-69 Class IO
Interest Only STRIPS
5.000% due 05/20/45 546 98
Series 2015-165 Class IC
Interest Only STRIPS
3.500% due 07/16/41 614 33
Series 2015-167 Class BI
Interest Only STRIPS
4.500% due 04/16/45 684 136
Series 2015-182 Class IC
Interest Only STRIPS
4.500% due 12/20/45 1,367 284
Series 2015-H04 Class AI
Interest Only STRIPS
2.348% due 12/20/64 (~)(Ê) 1,512 58
Series 2015-H09 Class BI
Interest Only STRIPS
1.660% due 03/20/65 (~)(Ê) 397 15
Series 2015-H10 Class CI
Interest Only STRIPS
1.777% due 04/20/65 (~)(Ê) 1,100 48
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2015-H13 Class AI
Interest Only STRIPS
2.172% due 06/20/65 (~)(Ê) 1,529 64
Series 2015-H15 Class JI
Interest Only STRIPS
1.935% due 06/20/65 (~)(Ê) 799 41
Series 2015-H25 Class AI
Interest Only STRIPS
1.583% due 09/20/65 (~)(Ê) 1,008 38
Series 2016-29 Class IO
Interest Only STRIPS
4.000% due 02/16/46 539 76
Series 2016-42 Class IO
Interest Only STRIPS
5.000% due 02/20/46 718 139
Series 2016-75 Class EI
Interest Only STRIPS
3.500% due 08/20/45 385 47
Series 2016-77 Class SL
Interest Only STRIPS
5.960% due 03/20/43 (USD 1 Month
LIBOR + 6.150%)(Ê) 290 5
Series 2016-150 Class I
Interest Only STRIPS
5.000% due 11/20/46 768 137
Series 2016-164 Class IO
Interest Only STRIPS
6.500% due 12/20/46 742 121
Series 2016-H01 Class AI
Interest Only STRIPS
2.366% due 01/20/66 (~)(Ê) 3,648 119
Series 2016-H04 Class KI
Interest Only STRIPS
2.260% due 02/20/66 (~)(Ê) 1,382 34
Series 2016-H13 Class EI
Interest Only STRIPS
1.177% due 04/20/66 (~)(Ê) 4,658 236
Series 2016-H17 Class DI
Interest Only STRIPS
2.317% due 07/20/66 (~)(Ê) 2,935 111
Series 2016-H18 Class QI
Interest Only STRIPS
3.324% due 06/20/66 (~)(Ê) 1,598 89
Series 2016-H21 Class AI
Interest Only STRIPS
3.165% due 09/20/66 (~)(Ê) 4,914 251
Series 2016-H24 Class AI
Interest Only STRIPS
2.889% due 11/20/66 (~)(Ê) 3,999 218
Series 2016-H24 Class KI
Interest Only STRIPS
2.009% due 11/20/66 (~)(Ê) 1,412 66
Series 2016-H27 Class BI
Interest Only STRIPS
2.482% due 12/20/66 (~)(Ê) 2,121 136

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — October 31, 2022
See accompanying notes which are an integral part of the financial statements.
762 Multi-Strategy Income Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2017-38 Class DI
Interest Only STRIPS
5.000% due 03/16/47 283 58
Series 2017-42 Class IC
Interest Only STRIPS
4.500% due 08/20/41 1,126 238
Series 2017-52 Class DI
Interest Only STRIPS
5.500% due 04/20/47 357 68
Series 2017-66 Class KI
Interest Only STRIPS
4.000% due 08/20/44 338 8
Series 2017-79 Class IB
Interest Only STRIPS
5.500% due 05/20/47 282 49
Series 2017-99 Class PI
Interest Only STRIPS
4.000% due 03/20/46 226 29
Series 2017-104 Class MI
Interest Only STRIPS
5.500% due 07/16/47 867 211
Series 2017-118 Class KI
Interest Only STRIPS
3.500% due 10/20/46 77 2
Series 2017-123 Class JI
Interest Only STRIPS
4.000% due 08/20/46 238 24
Series 2017-132 Class IA
Interest Only STRIPS
4.500% due 09/20/47 509 84
Series 2017-136 Class IY
Interest Only STRIPS
5.000% due 03/20/45 1,267 252
Series 2017-179 Class WI
Interest Only STRIPS
5.000% due 12/20/47 199 40
Series 2017-H02 Class BI
Interest Only STRIPS
2.425% due 01/20/67 (~)(Ê) 972 41
Series 2017-H03 Class AI
Interest Only STRIPS
2.524% due 12/20/66 (~)(Ê) 4,779 220
Series 2017-H03 Class CI
Interest Only STRIPS
2.393% due 12/20/66 (~)(Ê) 2,829 102
Series 2017-H03 Class DI
Interest Only STRIPS
2.715% due 12/20/66 (~)(Ê) 4,220 215
Series 2017-H03 Class EI
Interest Only STRIPS
2.479% due 01/20/67 (~)(Ê) 1,774 119
Series 2017-H03 Class KI
Interest Only STRIPS
2.937% due 01/20/67 (~)(Ê) 907 67
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2017-H04 Class BI
Interest Only STRIPS
2.447% due 02/20/67 (~)(Ê) 4,237 280
Series 2017-H06 Class BI
Interest Only STRIPS
2.351% due 02/20/67 (~)(Ê) 3,817 202
Series 2017-H06 Class DI
Interest Only STRIPS
1.748% due 02/20/67 (~)(Ê) 5,274 231
Series 2017-H06 Class MI
Interest Only STRIPS
2.244% due 02/20/67 (~)(Ê) 1,408 69
Series 2017-H08 Class EI
Interest Only STRIPS
2.566% due 02/20/67 (~)(Ê) 2,691 123
Series 2017-H08 Class GI
Interest Only STRIPS
2.583% due 02/20/67 (~)(Ê) 744 60
Series 2017-H08 Class NI
Interest Only STRIPS
2.373% due 03/20/67 (~)(Ê) 3,983 176
Series 2017-H09 Class DI
Interest Only STRIPS
1.874% due 03/20/67 (~)(Ê) 2,084 114
Series 2017-H09 Class IO
Interest Only STRIPS
2.185% due 04/20/67 (~)(Ê) 4,832 181
Series 2017-H14 Class JI
Interest Only STRIPS
2.180% due 06/20/67 (~)(Ê) 1,548 131
Series 2017-H14 Class LI
Interest Only STRIPS
1.649% due 06/20/67 (~)(Ê) 2,812 140
Series 2017-H16 Class EI
Interest Only STRIPS
1.820% due 08/20/67 (~)(Ê) 3,993 172
Series 2017-H16 Class FI
Interest Only STRIPS
2.371% due 08/20/67 (~)(Ê) 6,185 209
Series 2017-H16 Class IB
Interest Only STRIPS
1.834% due 08/20/67 (~)(Ê) 3,331 98
Series 2017-H16 Class IG
Interest Only STRIPS
1.825% due 07/20/67 (~)(Ê) 3,553 117
Series 2017-H16 Class IO
Interest Only STRIPS
1.905% due 08/20/67 (~)(Ê) 2,363 153
Series 2017-H16 Class JI
Interest Only STRIPS
2.108% due 08/20/67 (~)(Ê) 2,353 127
Series 2017-H18 Class CI
Interest Only STRIPS
2.248% due 09/20/67 (~)(Ê) 946 79

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — October 31, 2022
See accompanying notes which are an integral part of the financial statements.
Multi-Strategy Income Fund 763
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2017-H18 Class FI
Interest Only STRIPS
2.408% due 09/20/67 (~)(Ê) 2,404 153
Series 2017-H19 Class MI
Interest Only STRIPS
2.051% due 04/20/67 (~)(Ê) 2,552 160
Series 2017-H20 Class AI
Interest Only STRIPS
2.336% due 10/20/67 (~)(Ê) 6,827 363
Series 2017-H20 Class HI
Interest Only STRIPS
2.305% due 10/20/67 (~)(Ê) 2,144 114
Series 2017-H20 Class JI
Interest Only STRIPS
1.668% due 09/20/67 (~)(Ê) 2,885 230
Series 2017-H21 Class DI
Interest Only STRIPS
1.934% due 10/20/67 (~)(Ê) 5,390 138
Series 2017-H22 Class GI
Interest Only STRIPS
2.471% due 10/20/67 (~)(Ê) 4,203 298
Series 2017-H25 Class IO
Interest Only STRIPS
2.263% due 11/20/67 (~)(Ê) 3,067 142
Series 2018-21 Class IN
Interest Only STRIPS
5.000% due 02/20/48 1,133 270
Series 2018-67 Class SC
Interest Only STRIPS
6.010% due 05/20/48 (USD 1 Month
LIBOR + 6.200%)(Ê) 1,242 94
Series 2018-72 Class IC
Interest Only STRIPS
4.000% due 05/20/45 1,147 179
Series 2018-89 Class LS
Interest Only STRIPS
6.010% due 06/20/48 (-1 x USD 1
Month LIBOR + 6.200%)(Ê) 1,928 148
Series 2018-91 Class SJ
Interest Only STRIPS
6.060% due 07/20/48 (USD 1 Month
LIBOR + 6.250%)(Ê) 1,529 116
Series 2018-127 Class IA
Interest Only STRIPS
3.500% due 04/20/42 72 6
Series 2018-127 Class ID
Interest Only STRIPS
5.000% due 07/20/45 1,072 169
Series 2018-H01 Class AI
Interest Only STRIPS
2.332% due 01/20/68 (~)(Ê) 1,042 57
Series 2018-H02 Class IM
Interest Only STRIPS
2.338% due 02/20/68 (~)(Ê) 2,598 172
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2018-H05 Class BI
Interest Only STRIPS
2.563% due 02/20/68 (~)(Ê) 1,922 111
Series 2018-H05 Class IE
Interest Only STRIPS
2.482% due 02/20/68 (~)(Ê) 5,043 296
Series 2018-H08 Class FI
Interest Only STRIPS
0.254% due 06/20/68 (~)(Ê) 2,223 149
Series 2019-6 Class SM
Interest Only STRIPS
5.860% due 01/20/49 (USD 1 Month
LIBOR + 6.050%)(Ê) 714 46
Series 2019-23 Class VS
Interest Only STRIPS
5.960% due 02/20/49 (-1 x USD 1
Month LIBOR + 6.150%)(Ê) 1,084 92
Series 2019-78 Class SJ
Interest Only STRIPS
5.860% due 06/20/49 (-1 x USD 1
Month LIBOR + 6.050%)(Ê) 67 4
Series 2019-78 Class SM
Interest Only STRIPS
5.910% due 06/20/49 (USD 1 Month
LIBOR + 6.100%)(Ê) 1,015 69
Series 2019-83 Class JS
Interest Only STRIPS
5.910% due 07/20/49 (-1 x USD 1
Month LIBOR + 6.100%)(Ê) 1,528 118
Series 2019-90 Class SJ
Interest Only STRIPS
5.948% due 07/20/49 (-1 x USD 1
Month LIBOR + 6.100%)(Ê) 1,926 141
Series 2019-96 Class SY
Interest Only STRIPS
5.651% due 08/20/49 (USD 1 Month
LIBOR + 6.100%)(Ê) 1,848 157
Series 2019-99 Class KS
Interest Only STRIPS
5.860% due 08/20/49 (-1 x USD 1
Month LIBOR + 6.050%)(Ê) 65 4
Series 2019-110 Class S
Interest Only STRIPS
5.860% due 09/20/49 (-1 x USD 1
Month LIBOR + 6.050%)(Ê) 1,529 141
Series 2019-123 Class SL
Interest Only STRIPS
5.960% due 10/20/49 (-1 x USD 1
Month LIBOR + 6.150%)(Ê) 1,389 76
Series 2019-137 Class GI
Interest Only STRIPS
4.000% due 11/20/49 1,030 174
Series 2019-143 Class HS
Interest Only STRIPS
5.860% due 09/20/49 (USD 1 Month
LIBOR + 6.050%)(Ê) 712 53
Series 2019-H15 Class CI
Interest Only STRIPS
1.617% due 07/20/69 (~)(Ê) 2,818 110

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — October 31, 2022
See accompanying notes which are an integral part of the financial statements.
764 Multi-Strategy Income Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2019-H15 Class MI
Interest Only STRIPS
1.801% due 09/20/69 (~)(Ê) 2,737 152
Series 2020-7 Class IB
Interest Only STRIPS
4.000% due 01/20/50 2,778 448
Series 2020-15 Class CS
Interest Only STRIPS
5.860% due 02/20/50 (-1 x USD 1
Month LIBOR + 6.050%)(Ê) 155 9
Series 2020-32 Class IA
Interest Only STRIPS
3.883% due 03/16/47 (~)(Ê) 1,691 279
Series 2020-32 Class IV
Interest Only STRIPS
3.000% due 03/20/50 1,307 162
Series 2020-46 Class MI
Interest Only STRIPS
4.000% due 04/20/50 913 159
Series 2020-47 Class SA
Interest Only STRIPS
5.813% due 05/20/44 (USD 1 Month
LIBOR + 6.000%)(Ê) 2,880 249
Series 2020-47 Class SG
Interest Only STRIPS
5.813% due 02/20/49 (USD 1 Month
LIBOR + 6.000%)(Ê) 2,210 187
Series 2020-79 Class DI
Interest Only STRIPS
3.500% due 06/20/50 3,247 580
Series 2020-84 Class ES
Interest Only STRIPS
6.004% due 06/20/50 (USD 1 Month
LIBOR + 6.150%)(Ê) 1,751 157
Series 2020-96 Class CS
Interest Only STRIPS
6.016% due 08/20/49 (USD 1 Month
LIBOR + 6.100%)(Ê) 1,829 143
Series 2020-148 Class AI
Interest Only STRIPS
2.500% due 10/20/50 3,104 399
Series 2020-148 Class AS
Interest Only STRIPS
6.154% due 10/20/50 (-1 x USD 1
Month LIBOR + 6.300%)(Ê) 1,821 185
Series 2020-186 Class DI
Interest Only STRIPS
3.000% due 12/20/50 2,315 345
Series 2020-188 Class QI
Interest Only STRIPS
3.000% due 10/20/50 2,322 342
Series 2020-H02 Class AI
Interest Only STRIPS
1.652% due 01/20/70 (~)(Ê) 10,204 533
Series 2021-42 Class IG
Interest Only STRIPS
3.000% due 03/20/51 1,314 189
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2021-49 Class SB
Interest Only STRIPS
6.193% due 03/20/51 (-1 x USD 1
Month LIBOR + 6.300%)(Ê) 1,568 169
Series 2021-58 Class SA
Interest Only STRIPS
5.706% due 04/20/51 (-1 x USD 1
Month LIBOR + 6.300%)(Ê) 1,250 119
Series 2021-59 Class SU
Interest Only STRIPS
6.184% due 04/20/51 (-1 x USD 1
Month LIBOR + 6.300%)(Ê) 2,141 220
Series 2021-77 Class IL
Interest Only STRIPS
3.000% due 07/20/50 1,251 171
Series 2021-77 Class SM
Interest Only STRIPS
6.199% due 05/20/51 (-1 x USD 1
Month LIBOR + 6.300%)(Ê) 1,136 117
Series 2021-162 Class IO
Interest Only STRIPS
4.000% due 09/20/51 2,742 364
Series 2021-176 Class IK
Interest Only STRIPS
5.500% due 10/20/51 1,768 283
Series 2021-209 Class TG
Interest Only STRIPS
4.500% due 11/20/51 3,391 436
Series 2021-214 Class DI
Interest Only STRIPS
3.500% due 12/20/51 2,190 305
Series 2021-H03 Class IM
Interest Only STRIPS
0.959% due 02/20/71 (~)(Ê) 7,947 223
Series 2021-H16 Class GI
Interest Only STRIPS
2.321% due 09/20/71 (~)(Ê) 3,348 163
Series 2022-23 Class UI
Interest Only STRIPS
5.000% due 02/20/52 1,378 230
Series 2022-45 Class DS
Interest Only STRIPS
5.650% due 11/20/49 (-1 x SOFR 30
Day Average + 5.700%)(Ê) 3,462 343
124,994
Non-US Bonds - 0.1%
Athora Netherlands NV
7.000% due 12/31/99 (EUR Swap
Annual [versus 6 Month EURIBOR]
5 Year Rate + 6.463%)(Ê)(ƒ) EUR 200 180
Bank of Ireland Group PLC
7.500% due 12/31/99 (EUR Swap
Annual [versus 6 Month EURIBOR]
5 Year Rate + 7.924%)(Ê)(ƒ) EUR 200 193
Barclays PLC
8.875% due 12/31/99 (U.K.
Government Bonds 5 Year Note
Generic Bid Yield + 6.955%)(Ê)(ƒ) GBP 200 221

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — October 31, 2022
See accompanying notes which are an integral part of the financial statements.
Multi-Strategy Income Fund 765
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
594
Total Long-Term Investments
(cost $231,172) 216,747
Common Stocks - 42.3%
Consumer Discretionary - 4.4%
adidas AG
268
26
Advance Auto Parts, Inc.
662
126
Afya, Ltd. Class A(Æ)
5,008
74
Aisin Seiki Co., Ltd.
8,700
223
Alibaba Group Holding, Ltd.(Æ)
49,760
396
Amazon.com, Inc.(Æ)
9,840
1,008
Aoyama Trading Co., Ltd.
9,300
65
Autoliv, Inc.
5,237
421
AutoZone, Inc.(Æ)
28
71
Barnes & Noble Education, Inc.(Æ)
63,046
176
Best Buy Co., Inc.
809
55
BJ's Restaurants, Inc.(Æ)
19,150
629
Boyd Gaming Corp.
3,371
195
CALB Co., Ltd.(Æ)(Þ)
10,900
28
Carrols Restaurant Group, Inc.(Æ)
71,686
125
Charming Charlie, Inc.(Æ)(Š)
1,147,677
—
Charter Communications, Inc. Class
A(Æ)
129
47
Cheesecake Factory, Inc. (The)
7,198
258
China Tourism Group Duty Free Corp.,
Ltd. Class A
3,708
81
China Tourism Group Duty Free Corp.,
Ltd. Class H(Æ)(Þ)
5,600
111
Cie Financiere Richemont SA Class A
1,882
184
Citizen Watch Co., Ltd.
47,000
197
Comcast Corp. Class A
6,471
205
Comet Holding AG
44
7
Costco Wholesale Corp.
142
71
Davide Campari-Milano NV(Æ)
13,756
124
Dechra Pharmaceuticals PLC
4,779
144
Diageo PLC
2,380
98
Dollar General Corp.
759
194
Dollar Tree, Inc.(Æ)
385
61
DR Horton, Inc.
4,351
335
Galaxy Entertainment Group, Ltd.
41,000
187
Games Workshop Group PLC
440
32
Garmin, Ltd.
533
47
Geely Automobile Holdings, Ltd.
150,486
161
Genuine Parts Co.
1,026
183
Goodyear Tire & Rubber Co. (The)(Æ)
31,859
405
Grand Canyon Education, Inc.(Æ)
1,864
188
Home Depot, Inc. (The)
635
188
Honda Motor Co., Ltd.
22,500
510
Hyundai Department Store Co., Ltd.
1,988
75
Industria de Diseno Textil SA
3,497
79
Interpublic Group of Cos., Inc. (The)
2,576
77
JD.com, Inc. Class A
1,350
25
Kia Corp.
2,138
99
Komeri Co., Ltd.
8,100
141
K's Holdings Corp.
11,900
93
Kuaishou Technology(Æ)(Þ)
23,700
98
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Kweichow Moutai Co., Ltd. Class A
1,100
204
La Francaise des Jeux SAEM(Þ)
1,706
56
Li Auto, Inc. Class A(Æ)
7,800
53
Li Auto, Inc. - ADR(Æ)
1,688
23
Liberty SiriusXM Group Class C(Æ)
1,569
66
LKQ Corp.
2,700
150
Lowe's Cos., Inc.
315
61
LVMH Moet Hennessy Louis Vuitton
SE - ADR
75
47
Makita Corp.
6,100
112
McDonald's Corp.
257
70
Meituan Class B(Æ)(Þ)
10,500
167
MercadoLibre, Inc.(Æ)
229
207
Michelin (CGDE)
17,258
440
Midea Group Co., Ltd. Class A
11,900
65
Moncler SpA
4,964
214
Murata Manufacturing Co., Ltd.
4,600
226
Netflix, Inc.(Æ)
1,417
414
Next PLC
9,591
542
Nike, Inc. Class B
3,000
278
NIO, Inc. - ADR(Æ)
12,108
117
NVR, Inc.(Æ)
10
42
Omnicom Group, Inc.
803
58
O'Reilly Automotive, Inc.(Æ)
111
93
Oriental Holdings BHD
40,774
57
Pernod Ricard SA
966
170
Pinduoduo, Inc. - ADR(Æ)
9,530
523
Poshmark, Inc. Class A(Æ)
54,440
972
RELX PLC
2,072
56
Ryohin Keikaku Co., Ltd.
12,200
115
Sands China, Ltd.(Æ)
132,551
231
Santos Brasil Participacoes SA
54,800
97
SEB SA
603
39
Service Corp. International
1,904
115
SGS SA
49
108
Sirius XM Holdings, Inc.(Ñ)
11,809
71
SJM Holdings, Ltd.(Æ)
69,000
22
Spectris PLC
4,375
151
Subaru Corp.
4,500
70
Sumitomo Electric Industries, Ltd.
37,400
391
Techtronic Industries Co., Ltd.
4,500
42
Teleperformance - GDR
1,253
336
Tencent Holdings, Ltd.
17,632
463
Tencent Holdings, Ltd. - ADR(Ñ)
2,847
75
Toyota Industries Corp.
1,500
77
United Arrows, Ltd.
4,600
62
Wacoal Holdings Corp.
6,900
111
Walmart, Inc.
684
97
Walt Disney Co. (The)(Æ)
5,012
534
Weichai Power Co., Ltd. Class H
72,000
69
Xebio Holdings Co., Ltd.
6,100
41
Yamada Holdings Co., Ltd.
54,300
175
Yum China Holdings, Inc.
3,597
149
17,447
Consumer Staples - 1.5%
Adecoagro SA
53,217
461

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — October 31, 2022
See accompanying notes which are an integral part of the financial statements.
766 Multi-Strategy Income Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Altria Group, Inc.
1,219
56
Archer-Daniels-Midland Co.
1,418
138
Astarta Holding NV(Æ)
9,426
38
Barry Callebaut AG
27
51
Campbell Soup Co.
1,362
72
Carrefour SA
3,739
60
Chocoladefabriken Lindt & Spruengli
AG
7
67
Church & Dwight Co., Inc.
1,446
107
CK Hutchison Holdings, Ltd. Class B
31,000
154
Clorox Co. (The)
851
124
Coca-Cola Co. (The)
1,004
60
Colgate-Palmolive Co.
2,149
159
Conagra Brands, Inc.
1,946
72
CVS Health Corp.
1,753
166
Dino Polska SA(Æ)(Þ)
3,207
210
First Pacific Co., Ltd.
226,000
60
First Resources, Ltd.
105,400
111
Flowers Foods, Inc.
2,240
64
Fujian Sunner Development Co., Ltd.
Class A
34,100
103
General Mills, Inc.
887
72
Golden Agri-Resources, Ltd.
1,603,020
329
Haleon PLC(Æ)
20,584
63
Heineken NV
889
74
Henkel AG & Co. KGaA
1,228
72
JM Smucker Co. (The)
487
73
Kao Corp.
12,000
450
Kato Sangyo Co., Ltd.
3,200
75
Kernel Holding SA
18,456
64
Kimberly-Clark Corp.
710
88
Kirin Holdings Co., Ltd.
36,200
532
Kraft Heinz Foods Co.
1,490
57
Kroger Co. (The)
1,280
61
Lenta PLC - GDR(Æ)(Š)
130,305
—
Mondelez International, Inc. Class A
1,094
67
Morinaga Milk Industry Co., Ltd.
7,474
212
PepsiCo, Inc.
428
78
Philip Morris International, Inc.
991
91
Procter & Gamble Co. (The)
1,733
233
Reynolds Consumer Products, Inc.
2,113
65
Thai Beverage PCL
589,600
240
Tsingtao Brewery Co., Ltd. Class H
26,000
182
Tyson Foods, Inc. Class A
807
55
Walgreens Boots Alliance, Inc.
3,181
116
WH Group, Ltd.(Þ)
108,028
55
5,737
Energy - 1.3%
AltaGas, Ltd. - ADR
3,947
71
Cenovus Energy, Inc.
18,198
368
Chevron Corp.
1,870
338
Exxon Mobil Corp.
3,030
336
Fission Uranium Corp.(Æ)
151,461
79
Ganfeng Lithium Co., Ltd. Class H(Þ)
15,960
108
Gazprom PJSC(Š)
376,946
—
Green Plains, Inc.(Æ)
6,627
191
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
GS Holdings Corp.
1,036
33
Japan Petroleum Exploration Co., Ltd.
2,600
68
Kinder Morgan, Inc.
6,541
119
NAC Kazatomprom JSC - GDR
12,121
320
NexTier Oilfield Solutions, Inc.(Æ)
45,377
457
Ningbo Ronbay New Energy
Technology Co., Ltd. Class A
4,360
47
ONEOK, Inc.
1,009
60
Petroleo Brasileiro SA - ADR
15,690
201
Range Resources Corp.
8,294
236
Reliance Industries, Ltd. - GDR(Þ)
7,118
435
Riyue Heavy Industry Co., Ltd. Class A
32,500
98
Schlumberger, Ltd.
1,386
72
Shell PLC
3,014
84
Shenzhen Senior Technology Material
Co., Ltd. Class A
22,400
57
SM Energy Co.
17,386
782
Southwestern Energy Co.(Æ)
40,516
281
Targa Resources Corp.
3,139
215
TotalEnergies SE
1,760
96
Tullow Oil PLC(Æ)
110,116
51
Williams Cos., Inc. (The)
1,529
50
5,253
Financial Services - 14.1%
Aedifica SA(ö)
2,019
154
Aflac, Inc.
1,680
109
AIA Group, Ltd.
48,000
362
Air Lease Corp. Class A
696
25
Aldar Properties PJSC
40,830
48
Allianz SE
346
62
Allied Properties Real Estate
Investment Trust(ö)
17,046
330
Allstate Corp. (The)
553
70
Alpha Services and Holdings SA
165,270
153
American Homes 4 Rent Class A(ö)
1,542
49
American Tower Corp.(ö)
808
167
Americold Realty Trust, Inc.(ö)
25,709
623
Apartment Income REIT Corp.(ö)
9,579
368
Apple Hospitality REIT, Inc.(ö)
16,316
279
Arch Capital Group, Ltd.(Æ)
1,346
77
Argan SA(ö)
2,021
152
Ascendas Real Estate Investment
Trust(Æ)(ö)
127,500
236
Assicurazioni Generali SpA
3,355
50
Assura PLC(ö)
153,351
98
Assurant, Inc.
341
46
AvalonBay Communities, Inc.(ö)
258
45
Axis Bank, Ltd. - GDR
2,268
122
Axis Capital Holdings, Ltd.
12,234
669
Baloise Holding AG
320
44
Banco Bradesco SA - ADR
33,407
127
Bank Central Asia Tbk PT
483,836
273
Bank Mandiri Persero Tbk PT
436,747
296
Bank of America Corp.
10,201
368
Bank of Hawaii Corp.
849
64
Bank of Ireland Group PLC
41,621
300
Bank Rakyat Indonesia Persero Tbk PT
1,098,613
327

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — October 31, 2022
See accompanying notes which are an integral part of the financial statements.
Multi-Strategy Income Fund 767
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
BDO Unibank, Inc.
87,980
194
Berkshire Hathaway, Inc. Class B(Æ)
925
273
Big Yellow Group PLC(ö)
4,722
61
BlackRock, Inc. Class A
94
61
Blackstone Group, Inc. (The) Class A
5,978
545
Blucora, Inc.(Æ)
13,307
293
BNP Paribas SA
3,870
181
BOK Financial Corp.
1,136
125
British Land Co. PLC (The)(ö)
29,923
125
Brixmor Property Group, Inc.(ö)
9,999
213
Camden Property Trust(ö)
6,601
763
Capitaland Investment, Ltd.
173,600
370
Catena AB
7,199
245
CBRE Group, Inc. Class A
1,203
85
Chailease Holding Co., Ltd.
32,000
147
Charles Schwab Corp. (The)
8,867
706
Charter Hall Group - ADR(ö)
64,561
532
China Common Rich Renewable
Energy Investments, Ltd.(Æ)(Š)
205,123
—
Chubb, Ltd.
563
121
CITIC Securities Co., Ltd. Class H
51,890
78
Citigroup, Inc.
4,226
194
CK Asset Holdings, Ltd.
54,476
301
CME Group, Inc. Class A
544
94
Commerce Bancshares, Inc.
1,040
74
Covivio(ö)
1,895
101
Credicorp, Ltd.
1,163
170
Credit Saison Co., Ltd.
29,000
309
Credit Suisse Group AG - ADR(Æ)(Ñ)
2,214
9
Crown Castle, Inc.(ö)
347
46
CubeSmart(ö)
1,232
52
Dai-ichi Life Holdings, Inc.
24,200
383
Daiwa House REIT Investment Corp.
(ö)
158
319
DBS Group Holdings, Ltd.
11,100
268
Dexus Property Group(ö)
65,366
326
Digital Realty Trust, Inc.(ö)
15,935
1,597
Dundee Corp. Class A(Æ)
39,139
35
East Money Information Co., Ltd.
Class A
74,760
160
Equinix, Inc.(Æ)(ö)
1,579
894
Equities AB
8,005
157
Equity Commonwealth(ö)
25,343
663
Equity LifeStyle Properties, Inc. Class
A(ö)
791
51
Equity Residential(ö)
708
45
ESR Cayman, Ltd.(Þ)
37,200
64
Essex Property Trust, Inc.(ö)
2,011
447
Etalon Group PLC - GDR(Š)
267,238
—
Eurobank Ergasias SA(Æ)
111,915
111
Eurocommercial Properties(ö)
4,630
102
Extra Space Storage, Inc.(ö)
5,362
951
EZCORP, Inc. Class A(Æ)
39,425
381
Fidelity National Financial, Inc.
870
34
First American Financial Corp.
1,004
51
First Foundation, Inc.
9,953
159
First Republic Bank
414
50
Frasers Logistics & Commercial
Trust(ö)
285,600
222
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Galaxy Cosmos Mezz PLC(Æ)
6,121
1
Gaming and Leisure Properties, Inc.(ö)
1,309
66
Globe Life, Inc.(Æ)
641
74
GLP J-REIT(ö)
283
293
Goodman Group(ö)
20,011
218
Groupe Bruxelles Lambert SA
685
50
Grupo Financiero Banorte SAB de CV
Class O
34,900
284
Hachijuni Bank, Ltd. (The)
42,200
134
Halyk Savings Bank of Kazakhstan
JSC - GDR
8,089
82
Hana Financial Group, Inc.
9,897
286
Hang Lung Properties, Ltd. - ADR
102,000
128
Hannover Rueck SE
668
109
Hanover Insurance Group, Inc. (The)
516
76
Hartford Financial Services Group, Inc.
1,030
75
HDFC Bank, Ltd. - ADR
5,092
317
Healthcare Realty Holdings, LP(ö)
18,051
367
Healthpeak Properties, Inc.(ö)
16,016
380
Highwoods Properties, Inc.(ö)
9,966
281
Hirogin Holdings, Inc.
29,200
120
Hongkong Land Holdings, Ltd.
47,300
182
Host Hotels & Resorts, Inc.(ö)
31,728
599
HSBC Holdings PLC
14,346
74
Icade SA(ö)
3,222
120
ICICI Bank, Ltd. - ADR
35,439
781
Ingenia Communities Group(Æ)
54,788
137
Invitation Homes, Inc.(ö)
47,444
1,504
Itau Unibanco Holding SA - ADR
29,902
174
Japan Retail Fund Investment Corp.(ö)
621
457
Jones Lang LaSalle, Inc.(Æ)
2,416
384
JPMorgan Chase & Co.
1,873
236
Kasikornbank PCL
34,400
132
KB Financial Group, Inc.
3,149
106
Kenedix Office Investment Corp. Class
A(ö)
78
178
Keppel REIT(Æ)(ö)
248,700
157
Kimco Realty Corp.(ö)
29,863
638
KKR & Co., Inc. Class A
6,734
327
Klepierre SA - GDR(ö)
22,805
458
Korean Reinsurance Co.
6,555
34
Lamar Advertising Co. Class A(ö)
567
52
LEG Immobilien SE
9,080
593
Link Real Estate Investment Trust(ö)
77,430
458
London Stock Exchange Group PLC
3,558
309
LondonMetric Property PLC(ö)
26,015
56
LSR Group PJSC(Æ)(Š)
25,878
—
LX Holdings Corp.(Æ)
1,079
7
LXI REIT PLC(ö)
132,000
184
M&T Bank Corp.
401
68
Marsh & McLennan Cos., Inc.
770
124
MasterCard, Inc. Class A
1,692
555
Mid-America Apartment Communities,
Inc.(ö)
3,744
590
Mitsubishi Estate Co., Ltd.
39,800
500
Mitsubishi UFJ Financial Group, Inc.
56,400
267
Mitsui Fudosan Co., Ltd.
37,625
721
Morgan Stanley
781
64

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — October 31, 2022
See accompanying notes which are an integral part of the financial statements.
768 Multi-Strategy Income Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Moscow Exchange MICEX-RTS
PJSC(Æ)(Š)
181,547
—
MS&AD Insurance Group Holdings,
Inc.
5,900
156
Natwest Group PLC
90,613
243
Nippon Building Fund, Inc.(ö)
51
227
Nishi-Nippon Financial Holdings, Inc.
20,500
104
NMI Holdings, Inc. Class A(Æ)
29,164
640
Nomura Holdings, Inc.
38,000
123
Nomura Real Estate Holdings, Inc.
12,300
278
Nomura Real Estate Master Fund, Inc.
(Æ)(ö)
278
317
North Pacific Bank, Ltd.
25,400
40
Northern Trust Corp.
612
52
Orix JREIT, Inc.(ö)
225
302
OTP Bank PLC
6,101
134
Pagseguro Digital, Ltd. Class A(Æ)
3,526
48
Parkway Life Real Estate Investment
Trust(Æ)(ö)
103,600
293
Partners Group Holding AG
55
49
Ping An Insurance Group Co. of China,
Ltd. Class H
62,561
250
PNC Financial Services Group, Inc.
(The)
372
60
Poste Italiane SpA(Þ)
5,882
51
Principal Financial Group, Inc.
1,034
91
Progressive Corp. (The)
700
90
Prologis, LP(ö)
26,906
2,980
Public Storage(ö)
5,590
1,732
QuakeSafe Technologies Co., Ltd.
Class A
9,564
55
Realty Income Corp.(ö)
25,633
1,596
Resona Holdings, Inc.
60,100
226
Rexford Industrial Realty, Inc.(ö)
1,396
77
Safestore Holdings PLC(ö)
29,920
310
Sampo OYJ Class A
1,357
62
SBA Communications Corp.(ö)
243
66
Sberbank of Russia PJSC(Æ)(Š)
169,110
—
Sculptor Capital Management, Inc.
31,169
331
Segro PLC(ö)
68,471
616
Simon Property Group, Inc.(ö)
13,790
1,503
Sirius Real Estate, Ltd.
162,631
132
Spirit Realty Capital, Inc.(ö)
7,798
303
Sprott, Inc.
1,700
61
Sumitomo Mitsui Financial Group, Inc.
20,100
564
Sumitomo Mitsui Trust Holdings, Inc.
15,000
431
Sun Communities, Inc.(ö)
5,502
742
Sun Hung Kai Properties, Ltd.
51,500
555
Swiss Life Holding AG
105
51
Swiss Prime Site AG Class A
642
52
Swiss Re AG
2,958
220
Thai Life Insurance PCL(Æ)
92,700
38
Tokyo Tatemono Co., Ltd.
23,416
322
Travelers Cos., Inc. (The)
418
77
Truist Financial Corp.
1,205
54
UBS Group AG
16,507
261
UDR, Inc.(ö)
25,525
1,015
Unibail-Rodamco-Westfield(Æ)(ö)
3,461
163
UNITE Group PLC (The)(ö)
8,680
89
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
United Urban Investment Corp.(ö)
188
199
US Bancorp
1,494
63
Visa, Inc. Class A
1,917
397
Vonovia SE
10,143
225
VTB Bank PJSC(Æ)(Š)
716,250,000
—
W.R. Berkley Corp.
937
70
Warehouses De Pauw CVA(ö)
3,640
93
Welltower, Inc.(ö)
25,870
1,579
Weyerhaeuser Co.(ö)
2,291
71
Wharf Real Estate Investment Co., Ltd.
52,000
205
Wihlborgs Fastigheter AB
22,746
149
WP Carey, Inc.(ö)
699
53
Yellow Cake PLC(Æ)(Þ)
30,790
151
Yoma Strategic Holdings, Ltd.(Æ)
535,582
31
Zurich Insurance Group AG
150
64
56,180
Health Care - 2.8%
Abbott Laboratories
543
54
AbbVie, Inc.
912
134
Akeso, Inc. Class B(Æ)(Þ)
11,000
44
Amgen, Inc.
665
180
Anthem, Inc.(Æ)
214
117
Apollo Endosurgery, Inc.(Æ)
34,191
220
AstraZeneca PLC
3,425
402
Bangkok Dusit Medical Services PCL
415,700
322
Becton, Dickinson and Co.
298
70
Biogen, Inc.(Æ)
925
262
Bristol-Myers Squibb Co.
1,642
127
Centene Corp.(Æ)
1,198
102
ChemoMetec A/S(Æ)
1,769
167
Cigna Corp.
592
191
Cooper Cos., Inc. (The)
198
54
CSPC Pharmaceutical Group, Ltd.
152,000
156
Eli Lilly & Co.
560
203
Eurofins Scientific SE
553
35
Evotec SE(Æ)
4,406
84
Gilead Sciences, Inc.
3,465
272
GSK Finance No. 3 PLC
4,314
71
H.U. Group Holdings, Inc.
2,500
47
Hapvida Participacoes e Investimentos
SA(Þ)
122,900
186
Henry Schein, Inc.(Æ)
743
51
Illumina, Inc.(Æ)
962
220
Intuitive Surgical, Inc.(Æ)
1,569
387
iRay Technology Co., Ltd. Class A
2,736
193
Japan Lifeline Co., Ltd.
18,600
126
Johnson & Johnson
2,028
353
KYORIN Holdings, Inc.
15,700
194
Laboratory Corp. of America Holdings
258
57
Lifco AB(Æ)
3,467
50
Lonza Group AG
506
260
Medipal Holdings Corp.
1,900
24
Merck & Co., Inc.
3,127
394
Novartis AG
1,729
140
Novo Nordisk A/S Class B
4,267
464
Pacira BioSciences, Inc.(Æ)
16,719
865

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — October 31, 2022
See accompanying notes which are an integral part of the financial statements.
Multi-Strategy Income Fund 769
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Pennant Group, Inc. (The)(Æ)
4,291
53
Pfizer, Inc.
6,270
292
Pharmaron Beijing Co., Ltd. Class H(Þ)
13,650
46
PolyPeptide Group AG(Þ)
1,840
54
Recordati SpA
3,081
116
Regeneron Pharmaceuticals, Inc.(Æ)
181
136
Roche Holding AG
749
263
Samsung Biologics Co., Ltd.(Æ)(Þ)
549
337
Sanofi - ADR
925
80
Sawai Group Holdings Co., Ltd.
4,200
121
Shanghai MicroPort MedBot Group
Co., Ltd.(Æ)
18,500
61
Shenzhen Mindray Bio-Medical
Electronics Co., Ltd. Class A
4,200
187
Siemens Healthineers AG(Þ)
5,175
238
Sinopharm Group Co., Ltd. Class H
39,600
75
Straumann Holding AG
1,445
137
Suzuken Co., Ltd.
12,500
278
Takeda Pharmaceutical Co., Ltd.
14,500
384
Toho Holdings Co., Ltd.
11,800
160
United Therapeutics Corp.(Æ)
452
104
UnitedHealth Group, Inc.
472
262
Universal Health Services, Inc. Class B
498
58
Vertex Pharmaceuticals, Inc.(Æ)
432
135
West Pharmaceutical Services, Inc.
132
30
WuXi AppTec Co., Ltd. Class H(Þ)
9,400
76
Zai Lab, Ltd. - ADR(Æ)
3,485
78
Zoetis, Inc. Class A
991
149
11,188
Materials and Processing - 3.7%
AddTech AB Class B
3,357
41
Air Liquide SA Class A
583
76
Akzo Nobel NV
843
52
Aluminum Corp. of China, Ltd. Class
H
528,000
151
Amcor PLC
5,431
63
Anglo American PLC
6,568
196
AngloGold Ashanti, Ltd. - ADR
14,844
194
Anhui Conch Cement Co., Ltd. Class H
41,500
107
AptarGroup, Inc.
1,294
128
ArcelorMittal SA(Æ)
14,084
315
Artemis Gold, Inc.(Æ)
30,932
85
Atlas Arteria, Ltd.
41,200
174
Ball Corp.
779
38
BASF SE
1,450
65
Bear Creek Mining Corp.(Æ)
65,338
18
Berry Plastics Group, Inc.
1,052
50
Brenntag SE
925
56
Cameco Corp. Class A
9,356
222
Capstone Copper Corp.(Æ)
47,019
109
Celanese Corp. Class A
393
38
Cemex SAB de CV - ADR(Æ)
23,776
92
Chr Hansen Holding A/S
813
45
Constellium SE(Æ)
17,230
190
Copart, Inc.(Æ)
699
80
CRH PLC
9,564
344
DuPont de Nemours, Inc.
933
53
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Ecolab, Inc.
600
94
EMS-Chemie Holding AG
203
128
Endeavour Mining PLC
3,837
67
First Quantum Minerals, Ltd.
16,698
294
Freeport-McMoRan, Inc.
7,022
222
Fresnillo PLC
13,928
116
Gabriel Resources, Ltd.(Æ)
500,996
70
Geberit AG
74
33
Getlink SE
10,832
171
Givaudan SA
24
72
Gold Fields, Ltd. - ADR
13,429
107
Gold Fields, Ltd. - ADR(Ñ)
20,035
158
Graphic Packaging Holding Co.
3,032
70
Harmony Gold Mining Co., Ltd.
- ADR(Ñ)
115,371
323
Hokuetsu Corp.
12,100
63
IAMGOLD Corp.(Æ)
97,745
143
Impala Platinum Holdings, Ltd.
24,370
250
International Paper Co.
1,395
47
International Tower Hill Mines, Ltd.
(Æ)
41,509
18
Ivanhoe Electric, Inc.(Æ)
3,309
35
Ivanhoe Mines, Ltd. Class A(Æ)
46,173
320
JFE Holdings, Inc.
20,500
187
Koninklijke DSM NV
1,629
192
Kuraray Co., Ltd.
21,700
149
Lanxess AG
2,207
75
LG Chem, Ltd.
378
166
Linde PLC
385
115
Lizhong Sitong Light Alloys Group
Co., Ltd.(Æ)
16,200
62
Lotte Chemical Corp.
518
54
LyondellBasell Industries NV Class A
808
62
MHP SE - GDR
29,675
87
Muyuan Foods Co., Ltd. Class A
21,600
138
Newcrest Mining, Ltd.
59,780
660
NexGen Energy, Ltd.(Æ)
34,593
145
Nine Dragons Paper Holdings, Ltd.
140,000
83
Nippon Steel Corp.
26,000
356
Northern Dynasty Minerals, Ltd.(Æ)
(Ñ)
254,503
63
NOVAGOLD Resources, Inc.(Æ)
18,859
87
NSK, Ltd.
92,200
487
Oji Holdings Corp.
15,900
55
Packaging Corp. of America
885
106
Pan American Silver Corp.
9,601
153
Perpetua Resources Corp.(Æ)
12,446
29
Polyus PJSC - GDR(Æ)
5,777
—
PPG Industries, Inc.
501
57
Reliance Steel & Aluminum Co.
412
83
Royal Gold, Inc.
3,051
290
Sabina Gold & Silver Corp.(Æ)
96,711
79
Seabridge Gold, Inc.(Æ)
18,209
195
Sealed Air Corp.
980
47
Semen Indonesia Persero Tbk PT
174,100
89
Shin-Etsu Chemical Co., Ltd.
400
42
Siemens AG
333
36
Sika AG
1,208
272

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — October 31, 2022
See accompanying notes which are an integral part of the financial statements.
770 Multi-Strategy Income Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Silgan Holdings, Inc.
1,445
68
Skshu Paint Co., Ltd. Class A(Æ)
6,100
73
Sociedad Quimica y Minera de Chile
SA - ADR
2,338
219
Symrise AG
557
57
Taiheiyo Cement Corp.
1,900
26
Ternium SA - ADR
977
28
Tianqi Lithium Corp. Class H(Æ)
3,800
31
Toagosei Co., Ltd.
10,900
84
Toray Industries, Inc.
99,800
483
Tronox Holdings PLC Class A
48,495
582
Trusco Nakayama Corp.
10,000
134
Turquoise Hill Resources, Ltd.(Æ)
14,119
397
Univar Solutions, Inc. - ADR(Æ)
27,123
691
UPM-Kymmene OYJ
1,866
62
Vale SA Class B - ADR
21,281
275
Valvoline, Inc.
20,695
608
Venator Materials PLC(Æ)
58,302
54
Western Copper & Gold Corp.(Æ)
24,523
32
Westrock Co.
1,281
44
Wheaton Precious Metals Corp.
8,431
276
Zijin Mining Group Co., Ltd. Class H
134,000
128
14,836
Producer Durables - 5.6%
3M Co.
1,075
135
Acciona SA
355
64
Adyen NV(Æ)(Þ)
245
351
Aena SME SA(Æ)(Þ)
2,933
345
Aeroports de Paris(Æ)
670
91
Air China, Ltd. Class H(Æ)
160,000
111
Airbus Group SE
3,970
430
Allfunds Group PLC
14,139
89
Altra Industrial Motion Corp.
21,734
1,307
Atlantia SpA
15,665
350
Auckland International Airport, Ltd.
(Æ)
52,673
236
Avery Dennison Corp.
362
61
Azul SA - ADR(Æ)(Ñ)
8,354
78
BAE Systems PLC
32,652
305
Bouygues SA - ADR
1,787
51
CAE, Inc.(Æ)
2,219
42
Canadian National Railway Co.
447
53
Canadian Pacific Railway, Ltd.
471
35
Cellnex Telecom SA(Þ)
16,377
535
CH Robinson Worldwide, Inc.
804
79
Charoen Pokphand Foods PCL
265,300
176
Cintas Corp.
191
82
COSCO SHIPPING Ports, Ltd.
118,000
58
CSX Corp.
14,052
408
Cummins, Inc.
433
106
Danaher Corp.
473
119
Danone SA
7,820
389
DL E&C Co., Ltd.
949
23
Doosan Fuel Cell Co., Ltd.(Æ)
1,413
27
Eaton Corp. PLC
57
9
Eiffage SA
629
57
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Epiroc AB Class A
15,319
234
Equinox Gold Corp.(Æ)(Ñ)
60,264
199
Expeditors International of Washington,
Inc.
1,208
118
Experian PLC
1,819
58
FedEx Corp.
271
43
Flughafen Zurich AG(Æ)
811
126
Fukuda Corp.
1,200
39
Full Truck Alliance Co., Ltd. - ADR(Æ)
(Ñ)
9,151
44
General Dynamics Corp.
626
156
Grupo Aeroportuario del Centro Norte
SAB de CV Class B
17,892
143
Grupo Aeroportuario del Pacifico SAB
de CV - ADR
713
111
Grupo Aeroportuario del Pacifico SAB
de CV Class B
8,366
130
Guangshen Railway Co., Ltd. Class
H(Æ)
396,000
51
Hankook Technology Group Co., Ltd.
10,015
90
Hi Sun Technology China, Ltd.(Æ)
333,000
33
Hitachi, Ltd.
4,100
186
Honeywell International, Inc.
510
104
Hyster-Yale Materials Handling, Inc.
838
24
ICF International, Inc.
4,894
585
Infrastrutture Wireless Italiane SpA(Þ)
13,914
123
International Container Terminal
Services, Inc.
9,230
28
Japan Airport Terminal Co., Ltd.(Æ)
3,000
128
JB Hunt Transport Services, Inc.
366
63
JGC Holdings Corp.
14,500
175
JTEKT Corp.
33,400
236
Kajima Corp.
24,100
227
Kamigumi Co., Ltd.
6,800
129
Kerry Group PLC Class A
469
41
KION Group AG
1,693
38
Kirby Corp.(Æ)
11,508
803
Knight-Swift Transportation Holdings,
Inc.(Æ)
1,290
62
Kone OYJ Class B
4,019
164
Kyowa Exeo Corp.
9,700
142
L3Harris Technologies, Inc.
262
65
Landstar System, Inc.
426
67
Larsen & Toubro, Ltd. - GDR
13,328
321
Latham Group, Inc.(Æ)
39,341
174
LG Energy Solution, Ltd.(Æ)
319
118
Luks Group Vietnam Holdings Co.,
Ltd.
266,000
34
Meitec Corp.
100
2
Mitsubishi Corp.
10,700
290
Mitsui & Co., Ltd.
8,400
186
Monde Nissin Corp.(Þ)
180,500
36
Nestle SA
2,252
245
NH Foods, Ltd.
4,900
117
Norfolk Southern Corp.
516
118
Northrop Grumman Corp.
142
78
Obayashi Corp.
18,300
117
Organo Corp.
3,200
55
Orient Overseas International, Ltd.
6,171
90
OSG Corp.
10,900
139

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — October 31, 2022
See accompanying notes which are an integral part of the financial statements.
Multi-Strategy Income Fund 771
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
PACCAR, Inc.
713
69
Pacific Basin Shipping, Ltd.
454,000
110
Park24 Co., Ltd.(Æ)
1,400
19
PayPal Holdings, Inc.(Æ)
4,022
336
Pyeong Hwa Automotive Co., Ltd.
5,853
25
Qube Holdings, Ltd.
87,198
151
Real Alloy(Æ)(Š)
42
3,018
Rollins, Inc.
2,025
85
Rumo SA
14,496
62
Ryanair Holdings PLC - ADR(Æ)
4,730
326
S&P Global, Inc.
475
153
Schindler Holding AG
1,171
187
Schneider National, Inc. Class B
2,870
64
Seiko Epson Corp.
14,500
197
Seino Holdings Co., Ltd.
21,700
166
Shanghai Electric Group Co., Ltd.
Class H(Æ)
342,000
67
Shanghai International Airport Co., Ltd.
Class A(Æ)
25,900
189
Sight Sciences, Inc.(Æ)(Ñ)
49,211
385
Snap-on, Inc.
282
63
Stanley Electric Co., Ltd.
14,500
246
Stolt-Nielsen, Ltd. Class A
3,244
78
Sumitomo Heavy Industries, Ltd.
6,000
114
Suofeiya Home Collection Co., Ltd.
Class A
37,600
72
Tachi-S Co., Ltd. Class S
3,300
24
Teledyne Technologies, Inc.(Æ)
136
54
Tetra Tech, Inc.
426
60
Transurban Group - ADR(Æ)
47,203
399
TreeHouse Foods, Inc.(Æ)
14,366
722
Trelleborg AB Class B
14,646
322
Tsakos Energy Navigation, Ltd.
1,994
34
Union Pacific Corp.
443
87
United Parcel Service, Inc. Class B
365
61
Vectrus, Inc.(Æ)
7,641
313
Vinci SA
739
68
Waste Management, Inc.
423
67
Weir Group PLC (The)
25,682
448
West Japan Railway Co.
4,500
178
Wuxi Lead Intelligent Equipment Co.,
Ltd. Class A
16,431
113
Zhejiang Expressway Co., Ltd. Class H
44,000
27
22,446
Technology - 6.1%
Accenture PLC Class A
553
157
Activision Blizzard, Inc.
813
59
Adobe, Inc.(Æ)
1,059
337
Alibaba Group Holding, Ltd.
- ADR(Æ)
1,753
111
Allegion PLC
542
57
Alphabet, Inc. Class A(Æ)
9,864
932
Alphabet, Inc. Class C(Æ)
5,763
546
Alps Alpine Co., Ltd.
16,800
144
Amdocs, Ltd.
788
68
Analog Devices, Inc.
525
75
Ansys, Inc.(Æ)
167
37
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Apple, Inc.
12,390
1,900
Arrow Electronics, Inc.(Æ)
508
51
ASML Holding NV
625
295
Autodesk, Inc.(Æ)
2,130
456
AutoStore Holdings, Ltd.(Æ)(Þ)
53,875
102
Avnet, Inc.
1,522
61
Baidu, Inc. Class A(Æ)
9,700
93
BE Semiconductor Industries NV
2,634
134
Bechtle AG
4,570
158
Booking Holdings, Inc.(Æ)
354
662
CACI International, Inc. Class A(Æ)
240
73
Ciena Corp.(Æ)
3,257
156
Cisco Systems, Inc.
6,079
276
Cognizant Technology Solutions Corp.
Class A
1,379
86
Corning, Inc.
2,403
77
Cosel Co., Ltd.
9,400
54
Datadog, Inc. Class A(Æ)
1,303
105
Eizo Corp.
3,100
75
Electronic Arts, Inc.
2,299
290
en-japan, Inc.
5,300
92
Fanuc Corp.
3,700
486
Fidelity National Information Services,
Inc.
942
78
Five9, Inc.(Æ)
2,991
180
Fortnox AB
17,773
76
Hewlett Packard Enterprise Co.
4,423
63
Hon Hai Precision Industry Co., Ltd.
87,000
276
HP, Inc.(Æ)
3,328
92
Icom, Inc.
2,300
39
Infineon Technologies AG - ADR
8,141
198
Infosys, Ltd. - ADR
13,869
260
Intel Corp.
6,762
192
International Business Machines Corp.
468
65
Intuit, Inc.
705
301
Juniper Networks, Inc.
6,024
184
KBR, Inc.
11,112
553
Keyence Corp.
100
38
LG Corp. Class H
3,918
217
Mabuchi Motor Co., Ltd.
7,300
198
Maxar Technologies, Inc.
35,249
788
MediaTek, Inc.
13,000
237
Meta Platforms, Inc. Class A(Æ)
2,860
266
Micron Technology, Inc.
1,009
55
Microsoft Corp.
6,957
1,615
Momentive Global, Inc.(Æ)
68,343
530
Motorola Solutions, Inc.
287
72
NetScout Systems, Inc.(Æ)
16,372
588
NVIDIA Corp.
1,642
222
ON24, Inc.(Æ)
55,641
453
Oracle Corp.
846
66
Otsuka Corp.
6,500
205
Philips Lighting NV(Þ)
13,059
362
Pinterest, Inc. Class A(Æ)
16,459
405
Qorvo, Inc.(Æ)
777
67
Rambus, Inc.(Æ)
30,080
907
RingCentral, Inc. Class A(Æ)
6,319
224
Roper Technologies, Inc.
133
55

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — October 31, 2022
See accompanying notes which are an integral part of the financial statements.
772 Multi-Strategy Income Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Sabre Corp.(Æ)
10,580
62
Sage Group PLC (The)
44,834
373
Samsung Electronics Co., Ltd.
10,034
417
SAP SE - ADR
1,135
110
ServiceNow, Inc.(Æ)
652
274
SES SA
11,596
82
Shopify, Inc. Class A(Æ)
9,349
320
SK Hynix, Inc.
11,760
681
Skyworks Solutions, Inc.
702
60
SMART Global Holdings, Inc.(Æ)
7,008
95
Snap, Inc. Class A(Æ)
30,966
307
Softcat PLC
9,387
120
Taiwan Semiconductor Manufacturing
Co., Ltd.
92,000
1,107
Taiwan Semiconductor Manufacturing
Co., Ltd. - ADR
3,159
194
Technoprobe SpA(Æ)
9,484
65
Texas Instruments, Inc.
477
77
Tokyo Electron, Ltd.
200
53
Trip.com Group, Ltd. - ADR(Æ)
9,811
222
Twilio, Inc. Class A(Æ)
3,963
295
Uber Technologies, Inc.(Æ)
18,814
500
United Microelectronics Corp.(Æ)
85,000
102
UT Group Co., Ltd.
4,100
67
Workday, Inc. Class A(Æ)
1,484
231
Worldline SA(Æ)(Þ)
6,052
265
24,411
Utilities - 2.8%
ALLETE, Inc.
891
50
Alliant Energy Corp.
2,470
129
American Electric Power Co., Inc.
1,334
117
American Water Works Co., Inc.
469
68
AT&T, Inc.
7,907
144
Atmos Energy Corp.
539
57
Avangrid, Inc.
1,379
56
CenterPoint Energy, Inc.
3,956
113
Centrais Eletricas Brasileiras SA
61,165
590
CGN Power Co., Ltd. Class H(Þ)
978,000
198
Cheniere Energy, Inc.
1,808
319
China Communications Services Corp.,
Ltd. Class H
240,000
67
China Datang Corp. Renewable Power
Co., Ltd. Class H
657,000
177
China Resources Gas Group, Ltd.
65,900
169
China Resources Power Holdings Co.,
Ltd.
16,000
23
CMS Energy Corp.
896
51
Consolidated Edison, Inc.
662
58
Constellation Energy Corp.
1,428
135
Deutsche Telekom AG
3,639
69
Dominion Energy, Inc.
1,493
104
DT Midstream, Inc.
2,348
140
DTE Energy Co.
468
53
Duke Energy Corp.
1,714
160
E.ON SE
6,160
52
Edison International
898
54
Electricite de France SA
15,190
179
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Elia System Operator SA
394
50
Elisa OYJ
2,201
106
Enagas SA
2,902
47
Enbridge, Inc.
8,743
341
Endesa SA - ADR
2,843
47
Enel SpA
46,041
206
Energias de Portugal SA
14,660
64
ENN Energy Holdings, Ltd.
2,296
23
Entergy Corp.
894
96
Equitrans Midstream Corp.
9,468
80
Essential Utilities, Inc.
668
30
Evergy, Inc.
1,580
97
Eversource Energy(Æ)
1,541
118
Exelon Corp.
5,544
214
Federal Grid Co. Unified Energy
System PJSC(Æ)(Š)
410,745,540
—
FirstEnergy Corp.
4,206
159
Guangdong Investment, Ltd.
40,000
25
Hong Kong & China Gas Co., Ltd.
34,000
26
Iberdrola SA
19,113
194
Inpex Corp.
6,300
64
Jiangsu GoodWe Power Supply
Technology Co., Ltd.(Æ)
3,368
154
Kansai Electric Power Co., Inc. (The)
4,400
33
Koninklijke KPN NV
25,147
70
Korea Electric Power Corp.
11,942
140
Korea Electric Power Corp. - ADR
6,159
36
Kosmos Energy, Ltd.(Æ)
9,337
61
KT Corp.
2,051
53
KT Corp. - ADR
32,251
410
LG Uplus Corp.
48,335
388
Lumen Technologies, Inc.
5,356
39
MEG Energy Corp. Class A(Æ)
5,665
85
MTN Group, Ltd.
8,453
60
National Fuel Gas Co.
1,264
85
National Grid PLC
32,773
357
NextEra Energy, Inc.
7,578
587
NiSource, Inc.
4,072
105
Pembina Pipeline Corp.
5,632
186
PPL Corp.
6,667
177
Proximus SA
11,999
126
Red Electrica Corp. SA
3,156
51
RusHydro PJSC(Š)
121,714,026
—
Scottish & Southern Energy PLC
2,718
49
Sempra Energy
2,386
360
Severn Trent PLC Class H
1,724
49
Snam Rete Gas SpA
13,335
59
Southern Co. (The)
855
56
Spire, Inc.
798
56
Swisscom AG
193
95
TC Energy Corp.(Æ)
7,082
311
Terna Rete Elettrica Nazionale SpA
7,583
50
T-Mobile USA, Inc.(Æ)
3,028
459
Tokyo Gas Co., Ltd.
30,800
548
UGI Corp.
1,467
52
United Utilities Group PLC
4,633
50
Veolia Environnement SA
10,516
235
Verizon Communications, Inc.
5,244
196

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — October 31, 2022
See accompanying notes which are an integral part of the financial statements.
Multi-Strategy Income Fund 773
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
WEC Energy Group, Inc.
629
57
11,204
Total Common Stocks
(cost $184,662) 168,702
Preferred Stocks - 1.3%
Consumer Discretionary - 0.1%
CHS, Inc.
7.875% due 09/26/23(¢) 1,765 45
7.500% due 01/21/25(¢) 5,522 142
Hyundai Motor Co.
6.114% (Ÿ) 528 29
6.174% (Ÿ) 3,410 191
407
Consumer Staples - 0.1%
Dairy Farmers of America, Inc.
7.875% due 12/01/25(¢)(Þ) 2,500 238
Henkel AG & Co. KGaA
2.780% (Ÿ) 1,694 107
345
Energy - 0.1%
Energy Transfer, LP
7.625% due 08/15/23(¢) 3,982 91
7.600% due 05/15/24(¢) 6,024 139
TC Energy Corp.
3.351% due 11/30/25(¢) 3,485 44
274
Financial Services - 0.7%
AEGON Funding Co. LLC
5.100% due 12/15/49 1,093 21
Allstate Corp.
5.625% due 04/15/23(¢)(Ñ) 1,096 24
Arch Capital Group, Ltd.
5.450% due 12/16/22(¢) 1,855 38
4.550% due 06/11/26(¢) 2,587 45
Athene Holding, Ltd.
5.625% due 09/30/24(¢) 2,000 41
6.375% due 06/30/25(¢) 2,436 61
4.875% due 12/30/25(¢) 4,774 82
Axis Capital Holdings, Ltd.
5.500% due 12/16/22(¢) 469 9
Banco Bradesco SA
4.204% (Ÿ) 38,000 146
Brighthouse Financial, Inc.
5.375% due 12/25/25(¢) 4,202 75
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Brookfield BRP Holdings Canada, Inc.
4.875% due 12/09/26(¢)(Ñ) 2,330 35
4.625% due 04/30/26(¢) 3,720 54
Brookfield Finance, Inc.
4.625% due 10/16/80 2,505 42
Brookfield Property Partners, LP
5.750% due 03/31/25(¢) 6,465 98
6.250% due 07/26/81 4,200 66
Carlyle Finance LLC
4.625% due 05/15/61 1,225 19
Charles Schwab Corp. (The)
5.950% due 03/01/23(¢) 1,661 38
CNO Financial Group, Inc.
5.125% due 11/25/60 2,055 37
Dime Community Bancshares, Inc.
5.500% due 02/15/25(¢) 2,322 45
Equitable Holdings, Inc.
5.250% due 12/15/24(¢) 3,436 64
4.300% due 03/15/26(¢) 939 15
Farm Credit Bank of Texas
6.750% due 09/15/23(¢)(Þ) 3,596 355
Fifth Third Bancorp
6.625% due 12/31/23(¢) 1,855 47
First Horizon National Corp.
6.100% due 05/01/24(¢) 6,643 150
First Republic Bank
4.700% due 12/31/24(¢) 1,600 28
4.500% due 12/31/26(¢) 1,600 27
Goldman Sachs Group, Inc. (The)
5.500% due 05/10/23(¢) 2,064 51
JPMorgan Chase & Co.
4.550% due 06/01/26(¢)(Ñ) 1,600 29
4.625% due 06/01/26(¢) 1,600 30
Kemper Corp.
5.875% due 03/15/62 1,946 41
KeyCorp.
6.200% due 12/15/27(¢) 1,306 32
KKR Group Finance Co. IX LLC
4.625% due 04/01/61 852 15
Morgan Stanley
6.500% due 10/15/27(¢) 4,694 116
Oaktree Capital Group LLC
6.500% due 09/15/23(¢) 5,186 120

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — October 31, 2022
See accompanying notes which are an integral part of the financial statements.
774 Multi-Strategy Income Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
PacWest Bancorp
7.750% due 09/01/27(¢)(Ñ) 2,659 66
Prudential Financial, Inc.
5.950% due 09/01/62 3,200 77
Reinsurance Group of America, Inc.
7.125% due 10/15/52 6,900 175
Synchrony Financial
5.625% due 11/15/24(¢)(Ñ) 2,711 46
W.R. Berkley Corp.
4.250% due 09/30/60 1,307 22
Wells Fargo & Co.
4.750% due 03/15/25(¢) 4,267 77
4.700% due 12/15/25(¢) 1,600 29
4.375% due 03/15/26(¢) 1,700 28
2,616
Health Care - 0.0%
Draegerwerk AG & Co. KGaA
0.443% (Ÿ) 913 37
Producer Durables - 0.0%
WESCO International, Inc.
10.625% due 06/22/25(¢) 4,836 131
Technology - 0.0%
Samsung Electronics Co., Ltd.
2.491% (Ÿ) 1,340 50
Telephone & Data Systems, Inc.
6.000% due 09/30/26(¢) 5,519 98
148
Utilities - 0.3%
Algonquin Power & Utilities Corp.
6.875% due 10/17/78 5,061 114
6.200% due 07/01/79 3,400 77
Brookfield Infrastructure Finance ULC
5.000% due 05/24/81 1,652 26
Brookfield Infrastructure Partners, LP
5.125% due 10/15/25(¢) 12,104 193
DTE Energy Co.
4.375% due 12/01/81 1,758 30
Enbridge, Inc.
2.983% due 09/01/25(¢) 4,610 51
5.878% due 09/01/27(¢) 6,669 132
6.375% due 04/15/78(¢) 3,257 77
Raizen Energia SA
2.014% (Ÿ) 154,700 129
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
SCE Trust V
5.450% due 03/15/26(¢) 5,893 113
SCE Trust VI
5.000% due 12/16/22(¢) 5,322 91
United States Cellular Corp.
6.250% due 09/01/69 6,303 123
5.500% due 03/01/70 1,861 32
5.500% due 06/01/70 3,218 55
1,243
Total Preferred Stocks
(cost $6,211) 5,201
Options Purchased - 0.2%
(Number of Contracts)
Swaptions
(Counterparty, Fund Receives/Fund
Pays, Notional, Termination Date)
(Citigroup, USD 2.515%/USD 3 Month
LIBOR, USD 5,792, 11/25/32)
Citigroup Nov 2022 0.00 Call (1) 5,792
(ÿ)
—
(Citigroup, USD 4.108%/USD 3 Month
LIBOR, USD 11,027, 01/24/28)
Citigroup Jan 2023 0.00 Call (1) 11,027
(ÿ)
172
(Goldman Sachs, USD 2.544%/USD 3
Month LIBOR, USD 697, 11/10/32)
Goldman Sachs Nov 2022 0.00 Call
(1) 697
(ÿ)
—
(Citigroup, USD 3 Month LIBOR/USD
3.015%, USD 5,792, 11/25/32)
Citigroup Nov 2022 0.00 Put (1) 5,792
(ÿ)
389
(Citigroup, USD 3 Month LIBOR/USD
4.108%, USD 11,027, 01/24/28)
Citigroup Jan 2023 0.00 Put (1) 11,027
(ÿ)
117
(Goldman Sachs, USD 3 Month
LIBOR/USD 2.544%, USD 697,
11/10/32)
Goldman Sachs Nov 2022 0.00 Put
(1) 697
(ÿ)
74
Total Options Purchased
(cost $486) 752
Short-Term Investments - 20.3%
ADM Ag Holding, Ltd.
4.976% due 08/26/23 200 192
Apollo Commercial Real Estate
Finance, Inc.
5.375% due 10/15/23 994 964
Arbor Realty Trust, Inc.
4.750% due 11/01/22 (ç) 195 195
BASF SE
Series BAS
0.925% due 03/09/23 500 491
Blackstone Mortgage Trust, Inc.
4.750% due 03/15/23 1,184 1,177
Charming Charlie, Inc. Converted Term
Loan A

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — October 31, 2022
See accompanying notes which are an integral part of the financial statements.
Multi-Strategy Income Fund 775
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
0.000% due 04/24/23 (~)(Ê)(Š) 112 —
Charming Charlie, Inc. Converted Term
Loan B
0.000% due 04/24/23 (~)(Ê)(Š) 137 —
Charming Charlie, Inc. Delayed Draw
Term Loan
3.115% due 11/24/22 (~)(Ê)(Š) 25 11
Charming Charlie, Inc. Term Loan
0.000% due 05/15/23 (~)(Ê)(Š) 5 2
China Government International Bond
Series REGS
0.400% due 10/21/23 847 813
Colony Capital, Inc.
5.000% due 04/15/23 970 961
Ghana Government International Bond
Series REGS
7.875% due 08/07/23 25 19
Granite Point Mortgage Trust, Inc.
5.625% due 12/01/22 (Þ) 597 591
Greenlight Capital, Inc.
4.000% due 08/01/23 285 275
Helix Energy Solutions Group, Inc.
4.125% due 09/15/23 245 245
Huazhu Group, Ltd.
0.375% due 11/01/22 (Þ) 295 292
Illumina, Inc.
2.248% due 08/15/23 (Þ) 1,345 1,297
Innoviva, Inc.
2.125% due 01/15/23 962 950
Intercept Pharmaceuticals, Inc.
3.250% due 07/01/23 579 559
JPMorgan Chase & Co.
0.125% due 01/01/23 (Þ) 1,437 1,423
KKR Real Estate Finance Trust, Inc.
6.125% due 05/15/23 565 560
Ligand Pharmaceuticals, Inc.
0.750% due 05/15/23 995 963
New Mountain Finance Corp.
5.750% due 08/15/23 702 695
New Relic, Inc.
0.500% due 05/01/23 (Ñ) 1,168 1,140
Novavax, Inc.
3.750% due 02/01/23 596 587
Nutanix, Inc.
4.898% due 01/15/23 (Þ) 1,218 1,202
NuVasive, Inc.
3.235% due 06/01/23 967 942
Patrick Industries, Inc.
2.485% due 02/01/23 749 735
Q2 Holdings, Inc.
0.750% due 02/15/23 196 205
Quotient Technology, Inc.
1.750% due 12/01/22 150 148
SFL Corp., Ltd.
4.875% due 05/01/23 505 507
Splunk, Inc.
0.500% due 09/15/23 (Þ) 1,208 1,160
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Sri Lanka Government International
Bond
Series REGS
5.750% due 04/18/23 (~)(Ê) 492 111
Starwood Property Trust, Inc.
4.375% due 04/01/23 639 634
Supernus Pharmaceuticals, Inc.
0.625% due 04/01/23 1,247 1,210
U.S. Cash Management Fund(@) 54,023,713
(∞)
54,002
United States Treasury Bills
2.744% due 11/25/22 (ž) 2,182 2,178
2.411% due 11/08/22 (ç)(ž) 147 147
2.732% due 11/15/22 (ž) 1,656 1,654
2.848% due 11/22/22 (ž) 653 652
Veeco Instruments, Inc.
2.700% due 01/15/23 459 457
Weibo Corp.
1.250% due 11/15/22 (Þ) 85 84
Wix.com, Ltd.
0.000% due 07/01/23 455 444
Total Short-Term Investments
(cost $80,904) 80,874
Other Securities - 0.6%
U.S. Cash Collateral Fund(@)(×)
2,501,225
(∞)
2,501
Total Other Securities
(cost $2,501) 2,501
Total Investments - 119.1%
(identified cost $505,936) 474,777
Securities Sold Short - (1.0)%
Long-Term Investments - (1.0)%
Mortgage-Backed Securities - (1.0)%
Fannie Mae
30 Year TBA(Ï)
2.000% (1,000) (788)
2.500% (2,000) (1,637)
3.000% (2,000) (1,699)
Total Securities Sold Short
(proceeds $4,284) (4,124)
Other Assets and Liabilities,
Net - (18.1)%
(71,957)
Net Assets - 100.0%
398,696

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — October 31, 2022
See accompanying notes which are an integral part of the financial statements.
776 Multi-Strategy Income Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
6.2%
Adyen NV 07/01/22 EUR 245 1,463.93 359
351
Aena SME SA 11/09/15 EUR 2,933 125.12 367
345
Aircastle, Ltd. 06/03/21 80,000 100.00 80
60
Akeso, Inc. 10/14/22 HKD 11,000 3.16 35
44
Alteryx, Inc. 03/29/21 876,000 93.98 823
792
Apollo Management Holdings, LP 12/10/19 122,000 100.41 122
102
Ares Management Corp. 06/24/21 130,000 100.15 130
99
AutoStore Holdings, Ltd. 10/25/21 NOK 53,875 3.33 179
102
Bank of China (Hong Kong), Ltd. 09/11/18 200,000 100.00 200
198
BNP Paribas SA 08/13/18 300,000 104.63 314
291
BNP Paribas SA 08/08/22 400,000 100.00 400
377
CALB Co., Ltd. 10/14/22 HKD 10,900 4.64 51
28
Cellnex Telecom SA 01/28/22 EUR 16,377 41.93 687
535
CGN Power Co., Ltd. 01/28/22 HKD 978,000 0.25 241
198
Chegg, Inc. 02/28/22 858,000 79.60 683
664
China Tourism Group Duty Free Corp., Ltd. 09/02/22 HKD 5,600 22.17 124
111
Coinbase Global, Inc. 07/20/22 670,000 68.99 462
443
Corebridge Financial, Inc 08/18/22 185,000 99.25 184
167
Credit Agricole SA 02/03/16 200,000 98.25 197
199
Credit Agricole SA 03/12/19 400,000 107.20 429
397
Credit Suisse Group AG 07/09/18 200,000 100.00 200
177
Credit Suisse Group AG 08/14/19 300,000 100.00 300
224
Credit Suisse Group AG 09/15/20 200,000 110.51 221
157
Credit Suisse Group AG 06/16/22 200,000 100.00 200
190
Dai-ichi Life Insurance Co., Ltd. (The) 09/18/17 300,000 107.41 322
285
Dai-ichi Life Insurance Co., Ltd. (The) 06/29/22 200,000 94.13 188
178
Dairy Farmers of America, Inc. 08/05/16 2,500 106.50 266
238
DigitalOcean Holdings, Inc. 07/28/22 137,000 75.10 103
100
Dino Polska SA 01/15/21 PLN 3,207 70.06 225
210
Electricite de France SA 03/18/22 200,000 99.88 200
176
ESR Cayman, Ltd. 03/02/22 HKD 37,200 2.98 111
64
Farm Credit Bank of Texas 07/18/16 3,596 106.13 382
355
Farm Credit Bank of Texas 07/15/20 275,000 1.00 275
246
GA Global Funding Trust 06/24/21 260,000 100.13 260
192
Ganfeng Lithium Co., Ltd. 04/29/22 HKD 15,960 8.06 129
108
Granite Point Mortgage Trust, Inc. 06/04/20 597,000 99.34 593
591
Hanwha Life Insurance Co., Ltd. 04/16/18 200,000 100.00 200
196
Hapvida Participacoes e Investimentos SA 06/10/22 BRL 122,900 1.22 150
186
Hartford Financial Services Group, Inc. 02/05/21 225,000 94.18 212
186
HSBC Capital Funding, LP 07/14/16 110,000 145.95 161
135
Huazhu Group, Ltd. 05/10/22 295,000 100.00 295
292
ILFC E-Capital Trust I 04/28/21 210,000 82.67 174
128
Illumina, Inc. 06/27/22 1,345,000 96.54 1,298
1,297
Infrastrutture Wireless Italiane SpA 08/19/22 EUR 13,914 10.11 141
123
Intesa Sanpaolo SpA 09/23/20 200,000 106.83 214
173
JPMorgan Chase & Co. 05/05/22 1,437,000 99.25 1,426
1,423
KSA Sukuk, Ltd. 10/18/22 412,000 100.00 412
415
Kuaishou Technology 06/10/22 HKD 23,700 11.12 264
98
La Francaise des Jeux SAEM 05/06/22 EUR 1,706 36.17 62
56
Land O'Lakes, Inc. 03/28/17 185,000 100.00 185
172
Liberty Media Corp. 03/05/21 1,118,000 100.25 1,121
1,055
Liberty Mutual Group, Inc. 08/11/21 83,000 96.81 80
62
MDGH - GMTN BV 10/18/22 200,000 98.58 197
199
Meiji Yasuda Life Insurance Co. 03/02/21 400,000 110.62 443
376
Meituan 06/10/22 HKD 10,500 26.07 274
167
MetLife Capital Trust IV 11/27/18 100,000 118.71 119
105
MetLife, Inc. 07/14/16 225,000 139.26 313
258
Monde Nissin Corp. 06/15/22 PHP 180,500 0.26 47
36
Nordea Bank Abp 09/15/20 200,000 113.66 227
188
Nutanix, Inc. 01/28/22 1,218,000 99.57 1,213
1,202
Pharmaron Beijing Co., Ltd. 03/18/22 HKD 13,650 6.99 95
46
Philips Lighting NV 06/10/22 EUR 13,059 34.51 451
362
PolyPeptide Group AG 05/07/21 CHF 1,840 89.12 164
54
Poste Italiane SpA 06/14/22 EUR 5,882 9.51 56
51

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — October 31, 2022
See accompanying notes which are an integral part of the financial statements.
Multi-Strategy Income Fund 777
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
QBE Insurance Group, Ltd. 05/05/20 200,000 100.00 200
182
Reliance Industries, Ltd. 03/18/22 7,118 64.87 462
435
RingCentral, Inc. 08/03/22 432,000 85.85 371
359
Samsung Biologics Co., Ltd. 04/22/22 KRW 549 641.19 352
337
SBL Holdings LLC 02/04/20 150,000 91.75 138
121
SBL Holdings LLC 06/17/21 90,000 100.00 90
68
Scentre Group Trust 2 09/16/20 300,000 100.00 300
254
Siemens Healthineers AG 02/05/21 EUR 5,175 55.99 290
238
Snap, Inc. 07/29/22 65,000 71.69 47
45
Societe Generale SA 06/05/20 200,000 100.75 202
163
Societe Generale SA 09/15/20 200,000 107.73 215
195
Societe Generale SA 09/16/20 400,000 108.66 435
394
SoFi Technologies, Inc. 08/03/22 577,000 77.41 447
413
Splunk, Inc. 09/28/22 1,208,000 96.25 1,163
1,160
Swiss Re Finance (Luxembourg) SA 09/15/22 200,000 94.89 190
174
UBS Group AG 01/28/19 400,000 100.56 402
387
Weibo Corp. 03/17/22 85,000 99.79 85
84
Western Digital Corp. 04/14/20 1,301,000 97.54 1,269
1,238
WH Group, Ltd. 12/03/21 HKD 108,028 0.61 66
55
Wix.com, Ltd. 09/28/22 52,000 84.69 44
43
Worldline SA 06/17/20 EUR 6,052 81.07 491
265
WuXi AppTec Co., Ltd. 03/18/22 HKD 9,400 13.84 130
76
Yellow Cake PLC 09/23/19 GBP 30,790 2.53 78 151
24,872
For a description of restricted securities see note 8 in the Notes to Financial Statements.
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
MSCI EAFE Index Futures 281 USD 24,670 12/22
(1,762)
MSCI Emerging Markets Index Futures 32 USD 1,366 12/22
(184)
Russell 2000 E-Mini Index Futures 6 USD 556 12/22
(18)
S&P 500 E-Mini Index Futures 184 USD 35,724 12/22
(2,085)
S&P MidCap 400 E-Mini Index Futures 2 USD 488 12/22
(13)
S&P/TSX 60 Index Futures 10 CAD 2,355 12/22
(25)
United States 5 Year Treasury Note Futures 281 USD 29,953 12/22
(1,310)
United States 10 Year Treasury Note Futures 1,499 USD 165,780 12/22
(10,225)
United States Treasury Long Bond Futures 9 USD 1,085 12/22 (122)
Short Positions
Euro STOXX 50 Index Futures 320 EUR 11,577 12/22
(45)
FTSE 100 Index Futures 24 GBP 1,706 12/22
89
FTSE 250 Index Futures 24 GBP 858 12/22
72
Hang Seng Index Futures 41 HKD 30,006 11/22
159
MSCI Emerging Markets Index Futures 101 USD 4,311 12/22
593
NASDAQ 100 E-Mini Index Futures 1 USD 229 12/22
25
Russell 2000 E-Mini Index Futures 351 USD 32,520 12/22
539
SPI 200 Index Futures 9 AUD 1,543 12/22
19
TOPIX Index Futures 115 JPY 2,214,900 12/22
(128)
United States 10 Year Treasury Note Futures 12 USD 1,327 12/22 51
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å) (14,370)

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — October 31, 2022
See accompanying notes which are an integral part of the financial statements.
778 Multi-Strategy Income Fund
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Bank of America USD 182 EUR 183 11/01/22 (1)
Bank of America USD 26 SEK 281 11/01/22 —
Bank of America USD 31 SGD 43 11/01/22 —
Bank of America CAD — USD — 11/01/22 —
Bank of America CHF 11 USD 11 11/01/22 —
Bank of America CHF 17 USD 17 11/02/22 —
Bank of America DKK 418 USD 56 11/01/22 —
Bank of America HKD 186 USD 24 11/01/22 —
Bank of America JPY 46,595 USD 316 11/01/22 3
Bank of America JPY 1,588 USD 11 11/09/22 —
Bank of America JPY 74,492 USD 517 11/09/22 15
Bank of Montreal USD 816 CAD 1,073 12/21/22 (28)
Bank of Montreal CHF 420 USD 441 12/21/22 19
Bank of Montreal DKK 3,746 USD 507 12/21/22 8
Bank of Montreal EUR 588 USD 592 12/21/22 9
Bank of Montreal GBP 1,068 USD 1,239 12/21/22 11
Bank of Montreal HKD 4,097 USD 523 12/21/22 1
Bank of Montreal JPY 403,746 USD 2,855 12/21/22 122
Bank of New York USD 816 CAD 1,073 12/21/22 (28)
Bank of New York USD 1,129 NZD 1,969 11/09/22 16
Bank of New York CHF 420 USD 441 12/21/22 19
Bank of New York DKK 3,746 USD 507 12/21/22 8
Bank of New York EUR 588 USD 592 12/21/22 9
Bank of New York GBP 1,068 USD 1,239 12/21/22 12
Bank of New York HKD 4,097 USD 523 12/21/22 1
Bank of New York JPY 403,746 USD 2,859 12/21/22 125
Bank of New York NZD 40 USD 23 11/09/22 —
Brown Brothers Harriman USD 101 CAD 138 11/02/22 —
Brown Brothers Harriman USD 370 EUR 374 11/02/22 —
Brown Brothers Harriman USD 210 GBP 186 11/02/22 4
Brown Brothers Harriman USD 212 GBP 184 11/02/22 (1)
Brown Brothers Harriman CAD 138 USD 100 11/02/22 (1)
Brown Brothers Harriman CAD 130 USD 95 12/02/22 —
Brown Brothers Harriman EUR 374 USD 367 11/02/22 (3)
Brown Brothers Harriman EUR 9 USD 9 12/02/22 —
Brown Brothers Harriman EUR 381 USD 377 12/02/22 —
Brown Brothers Harriman GBP 370 USD 412 11/02/22 (12)
Brown Brothers Harriman GBP 11 USD 12 12/02/22 —
Brown Brothers Harriman GBP 188 USD 216 12/02/22 1
HSBC USD 814 CAD 1,073 12/21/22 (26)
HSBC CHF 420 USD 440 12/21/22 19
HSBC DKK 3,746 USD 507 12/21/22 7
HSBC EUR 588 USD 592 12/21/22 8
HSBC GBP 1,068 USD 1,239 12/21/22 12
HSBC HKD 4,097 USD 523 12/21/22 1
HSBC JPY 403,746 USD 2,856 12/21/22 123
JPMorgan Chase USD 816 CAD 1,073 12/21/22 (28)
JPMorgan Chase CHF 420 USD 441 12/21/22 19
JPMorgan Chase DKK 3,746 USD 507 12/21/22 8
JPMorgan Chase EUR 588 USD 592 12/21/22 8
JPMorgan Chase GBP 1,068 USD 1,239 12/21/22 12
JPMorgan Chase HKD 4,097 USD 523 12/21/22 1

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — October 31, 2022
See accompanying notes which are an integral part of the financial statements.
Multi-Strategy Income Fund 779
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
JPMorgan Chase JPY 403,746 USD 2,858 12/21/22 125
Royal Bank of Canada USD 814 CAD 1,073 12/21/22 (26)
Royal Bank of Canada USD 3,998 JPY 588,920 12/21/22 (12)
Royal Bank of Canada CAD — USD — 11/02/22 —
Royal Bank of Canada CHF 420 USD 441 12/21/22 19
Royal Bank of Canada DKK 3,746 USD 507 12/21/22 8
Royal Bank of Canada EUR 588 USD 592 12/21/22 8
Royal Bank of Canada GBP 1,068 USD 1,238 12/21/22 11
Royal Bank of Canada HKD 4,097 USD 523 12/21/22 1
Royal Bank of Canada JPY 403,746 USD 2,858 12/21/22 125
State Street USD 521 CAD 706 11/09/22 (2)
State Street USD 18 EUR 19 11/09/22 —
State Street USD 626 SEK 6,799 11/09/22 (10)
State Street AUD 16 USD 11 12/21/22 1
State Street CAD 3 USD 2 11/09/22 —
State Street EUR 535 USD 534 11/09/22 5
State Street NOK 8,070 USD 803 12/21/22 26
State Street SEK 206 USD 19 11/09/22 —
State Street SEK 11,488 USD 1,082 12/21/22 36
UBS CHF 10 USD 10 11/09/22 —
UBS CHF 1,698 USD 1,737 11/09/22 40
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts 828
Interest Rate Swap Contracts
Amounts in thousands
Counterparty Notional Amount Fund Receives Fund Pays
Termination
Date
Premiums
Paid
(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair Value
$
Barclays USD 132 SOFR
(4)
4.321%
(4)
09/29/24
— — —
Barclays USD 175 4.160%
(4)
SOFR
(4)
10/03/24
— (1) (1)
Barclays USD 4,678 SOFR
(4)
4.209%
(4)
10/03/24
— 28 28
Barclays USD 4,678 SOFR
(4)
4.212%
(4)
10/03/24
— 28 28
Barclays USD 14,822 4.145%
(4)
SOFR
(4)
10/04/24
— (107) (107)
Barclays USD 3,685 4.316%
(4)
SOFR
(4)
10/14/24
— (16) (16)
Barclays USD 5,254 4.533%
(4)
SOFR
(4)
10/19/24
— (1) (1)
Barclays USD 8,130 4.548%
(4)
SOFR
(4)
10/27/24
— (1) (1)
Barclays USD 1,117 SOFR
(4)
4.491%
(4)
10/28/24
— 1 1
Barclays USD 7,393 SOFR
(4)
4.447%
(4)
11/01/24
— 16 16
Barclays USD 10 4.585%
(4)
SOFR
(4)
11/02/24
— — —
Barclays USD 3,588 4.555%
(4)
SOFR
(4)
11/02/24
— — —
Barclays USD 35,675 4.200%
(4)
SOFR
(4)
12/21/24
(40) (205) (245)
Barclays USD 2,880 3.884%
(4)
SOFR
(4)
09/29/27
— (16) (16)
Barclays USD 2,880 3.897%
(4)
SOFR
(4)
09/29/27
— (14) (14)
Barclays USD 2,929 3.685%
(4)
SOFR
(4)
09/30/27
— (42) (42)
Barclays USD 2,929 3.687%
(4)
SOFR
(4)
09/30/27
— (42) (42)
Barclays USD 1,744 SOFR
(4)
3.826%
(4)
10/04/27
— 14 14

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — October 31, 2022
See accompanying notes which are an integral part of the financial statements.
780 Multi-Strategy Income Fund
Interest Rate Swap Contracts
Amounts in thousands
Counterparty Notional Amount Fund Receives Fund Pays
Termination
Date
Premiums
Paid
(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair Value
$
Barclays USD 3,797 SOFR
(4)
3.738%
(4)
10/04/27
— 46 46
Barclays USD 8,836 SOFR
(4)
3.666%
(4)
10/07/27
— 136 136
Barclays USD 6,026 3.845%
(4)
SOFR
(4)
10/12/27
— (44) (44)
Barclays USD 1,816 3.819%
(4)
SOFR
(4)
10/17/27
— (16) (16)
Barclays USD 1,459 SOFR
(4)
3.992%
(4)
10/18/27
— 1 1
Barclays USD 2,390 3.865%
(4)
SOFR
(4)
10/18/27
— (16) (16)
Barclays USD 3,552 3.918%
(4)
SOFR
(4)
10/20/27
— (15) (15)
Barclays USD 856 SOFR
(4)
4.084%
(4)
10/21/27
— (3) (3)
Barclays USD 2,016 4.069%
(4)
SOFR
(4)
10/21/27
— 5 5
Barclays USD 770 4.027%
(4)
SOFR
(4)
10/27/27
— — —
Barclays USD 4,582 SOFR
(4)
4.050%
(4)
10/27/27
— (7) (7)
Barclays USD 40,256 SOFR
(4)
3.800%
(4)
12/21/27
(85) 454 369
Barclays USD 1,325 SOFR
(4)
3.671%
(4)
09/29/32
— 14 14
Barclays USD 2,053 SOFR
(4)
3.640%
(4)
09/29/32
— 27 27
Barclays USD 2,053 SOFR
(4)
3.631%
(4)
09/29/32
— 29 29
Barclays USD 1,327 3.504%
(4)
SOFR
(4)
10/03/32
— (33) (33)
Barclays USD 9,214 3.508%
(4)
SOFR
(4)
10/04/32
— (223) (223)
Barclays USD 473 3.415%
(4)
SOFR
(4)
10/05/32
— (15) (15)
Barclays USD 2,288 SOFR
(4)
3.468%
(4)
10/05/32
— 63 63
Barclays USD 6,190 3.404%
(4)
SOFR
(4)
10/07/32
— (203) (203)
Barclays USD 1,403 SOFR
(4)
3.568%
(4)
10/11/32
— 27 27
Barclays USD 1,862 SOFR
(4)
3.516%
(4)
10/11/32
— 44 44
Barclays USD 509 SOFR
(4)
3.566%
(4)
10/12/32
— 10 10
Barclays USD 4,274 SOFR
(4)
3.582%
(4)
10/12/32
— 78 78
Barclays USD 2,979 3.620%
(4)
SOFR
(4)
10/14/32
— (45) (45)
Barclays USD 550 SOFR
(4)
3.715%
(4)
10/19/32
— 4 4
Barclays USD 2,955 SOFR
(4)
3.636%
(4)
10/19/32
— 41 41
Barclays USD 771 SOFR
(4)
3.774%
(4)
10/28/32
— 2 2
Barclays USD 4,384 SOFR
(4)
3.796%
(4)
10/28/32
— 4 4
Barclays USD 5,176 SOFR
(4)
3.885%
(4)
10/31/32
— (34) (34)
Barclays USD 1,396 SOFR
(4)
3.840%
(4)
11/02/32
— — —
Barclays USD 7,190 SOFR
(4)
3.400%
(4)
12/21/32
34 204 238
Barclays USD 1,472 SOFR
(4)
3.061%
(4)
09/29/52
— 97 97
Barclays USD 1,472 SOFR
(4)
3.058%
(4)
09/29/52
— 98 98
Barclays USD 238 3.036%
(4)
SOFR
(4)
10/03/52
— (17) (17)
Barclays USD 982 3.022%
(4)
SOFR
(4)
10/03/52
— (71) (71)
Barclays USD 982 3.031%
(4)
SOFR
(4)
10/03/52
— (70) (70)
Barclays USD 1,715 2.986%
(4)
SOFR
(4)
10/06/52
— (136) (136)
Barclays USD 373 SOFR
(4)
3.055%
(4)
10/07/52
— 25 25
Barclays USD 1,131 SOFR
(4)
3.180%
(4)
10/13/52
— 50 50
Barclays USD 1,052 SOFR
(4)
3.189%
(4)
10/14/52
— 44 44

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — October 31, 2022
See accompanying notes which are an integral part of the financial statements.
Multi-Strategy Income Fund 781
Interest Rate Swap Contracts
Amounts in thousands
Counterparty Notional Amount Fund Receives Fund Pays
Termination
Date
Premiums
Paid
(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair Value
$
Barclays USD 457 SOFR
(4)
3.481%
(4)
10/24/52
— (5) (5)
Barclays USD 538 SOFR
(4)
3.372%
(4)
10/24/52
— 5 5
Barclays USD 972 SOFR
(4)
3.570%
(4)
10/25/52
— (27) (27)
Barclays USD 585 SOFR
(4)
3.571%
(4)
10/26/52
— (16) (16)
Barclays USD 706 3.430%
(4)
SOFR
(4)
10/28/52
— 1 1
Barclays USD 2,759 3.431%
(4)
SOFR
(4)
10/28/52
— 6 6
Barclays USD 350 3.331%
(4)
SOFR
(4)
10/31/52
— (6) (6)
Barclays USD 1,416 3.389%
(4)
SOFR
(4)
11/01/52
— (8) (8)
Barclays USD 2,761 3.000%
(4)
SOFR
(4)
12/21/52
23 (229) (206)
Morgan Stanley USD 215,000 SOFR
(2)
3.400%
(4)
09/21/24
(1,354) 5,893 4,539
Morgan Stanley USD 20,000 SOFR
(2)
3.200%
(4)
09/21/32 (656) 1,682 1,026
Total Open Interest Rate Swap Contracts (å) (2,078) 7,493 5,415
Credit Default Swap Contracts
Amounts in thousands
Credit Indices - Sell Protection
Reference Entity Counterparty
Notional
Amount
Fund
(Pays)/
Receives
Fixed Rate
Termination
Date
Premiums
Paid/
(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair Value
$
CDX NA High Yield Index Bank of America USD 33,300 5.000%
(2)
12/20/27 (1,664) 1,596 (68)
Total Open Credit Indices - Sell Protection Contracts (1,664) 1,596 (68)
Total Open Credit Default Swap Contracts (å) (1,664) 1,596 (68)
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total % of Net Assets
Long-Term Investments
Corporate Bonds and Notes $ — $ 28,526 $ 19
$ —
$ 28,545 7 .2
International Debt — 62,614 —
—
62,614 15 .7
Mortgage-Backed Securities — 124,994 —
—
124,994 31 .4
Non-US Bonds — 594 —
—
594 0 .1
Common Stocks
Consumer Discretionary 9,379 8,068 —
—
17,447 4 .4
Consumer Staples 2,535 3,202 —
—
5,737 1 .5
Energy 3,856 1,397 —
—
5,253 1 .3

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — October 31, 2022
See accompanying notes which are an integral part of the financial statements.
782 Multi-Strategy Income Fund
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total % of Net Assets
Financial Services 34,366 21,814 —
—
56,180 14 .1
Health Care 5,591 5,597 —
—
11,188 2 .8
Materials and Processing 7,824 7,012 —
—
14,836 3 .7
Producer Durables 8,542 10,886 3,018
—
22,446 5 .6
Technology 17,490 6,921 —
—
24,411 6 .1
Utilities 6,851 4,353 —
—
11,204 2 .8
Preferred Stocks 4,194 1,007 — — 5,201 1 .3
Options Purchased — 752 — — 752 0 .2
Short-Term Investments — 26,859 13 54,002 80,874 20 .3
Other Securities — — — 2,501 2,501 0 .6
Total Investments 100,628 314,596 3,050 56,503 474,777 119 .1
Securities Sold Short
***
Long-Term Investments — (4,124) —
—
(4,124) (1 .0)
Other Assets and Liabilities, Net
(18 .1)
100 .0
Other Financial Instruments
Assets
Futures Contracts 1,547 — — — 1,547 0 .4
Foreign Currency Exchange Contracts 3 1,003 — — 1,006 0 .3
Interest Rate Swap Contracts — 7,116 — — 7,116 1 .8
A
Liabilities
Futures Contracts (15,917) — — — (15,917) (4 .0)
Foreign Currency Exchange Contracts (1) (177) — — (178) (—) *
Interest Rate Swap Contracts — (1,701) — — (1,701) (0 .4)
Credit Default Swap Contracts — (68) — — (68) (—)*
Total Other Financial Instruments
**
$ (14,368) $ 6,173 $ — $ — $ (8,195)
* Less than 0.05% of net assets.
** Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
*** Refer to Schedule of Investments for detailed sector breakout.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of
Investments.
For a description of the Levels, see note 2 in the Notes to Financial Statements.
For a disclosure on transfers into and out of Level 3 during the period ended October 31, 2022, see note 2 in the Notes to
Financial Statements.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value for the period ended
October 31, 2022, were less than 1% of net assets.

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — October 31, 2022
See accompanying notes which are an integral part of the financial statements.
Multi-Strategy Income Fund 783
Amounts in thousands
Country Exposure
Fair Value
$
Angola ................................................................................................
313
Argentina ............................................................................................
1,119
Australia .............................................................................................
3,218
Azerbaijan ..........................................................................................
683
Bahrain ...............................................................................................
2,036
Belgium ..............................................................................................
473
Brazil ..................................................................................................
5,281
Burkina Faso ......................................................................................
210
Canada ................................................................................................
8,385
Cayman Islands ..................................................................................
674
Chile ...................................................................................................
2,335
China ..................................................................................................
9,593
Colombia ............................................................................................
1,907
Costa Rica ..........................................................................................
858
Cyprus ................................................................................................
1
Denmark .............................................................................................
676
Dominican Republic ..........................................................................
682
Ecuador ..............................................................................................
316
Egypt ..................................................................................................
487
El Salvador .........................................................................................
94
Finland ...............................................................................................
582
France .................................................................................................
6,749
Georgia ...............................................................................................
574
Germany .............................................................................................
3,339
Ghana .................................................................................................
317
Greece ................................................................................................
298
Guatemala ..........................................................................................
362
Guernsey ............................................................................................
132
Hong Kong .........................................................................................
3,074
Hungary ..............................................................................................
537
India ...................................................................................................
3,127
Indonesia ............................................................................................
4,524
Ireland ................................................................................................
1,204
Israel ...................................................................................................
487
Italy ....................................................................................................
1,768
Ivory Coast .........................................................................................
92
Japan ..................................................................................................
20,363
Jordan .................................................................................................
164
Kazakhstan .........................................................................................
1,771
Kenya .................................................................................................
219
Lebanon ..............................................................................................
61
Luxembourg .......................................................................................
432
Macao .................................................................................................
253
Malaysia .............................................................................................
1,454
Mexico ...............................................................................................
4,508
Mongolia ............................................................................................
1,122
Morocco .............................................................................................
681
Myanmar ............................................................................................
31
Netherlands ........................................................................................
2,473
New Zealand ......................................................................................
236
Nigeria ................................................................................................
419

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — October 31, 2022
See accompanying notes which are an integral part of the financial statements.
784 Multi-Strategy Income Fund
Amounts in thousands
Country Exposure
Fair Value
$
Norway ...............................................................................................
180
Oman ..................................................................................................
1,868
Pakistan ..............................................................................................
718
Panama ...............................................................................................
1,499
Paraguay .............................................................................................
211
Peru ....................................................................................................
1,558
Philippines ..........................................................................................
1,227
Poland ................................................................................................
210
Portugal ..............................................................................................
64
Qatar ...................................................................................................
2,288
Romania .............................................................................................
385
Saudi Arabia .......................................................................................
2,076
Senegal ...............................................................................................
135
Singapore ...........................................................................................
1,546
South Africa .......................................................................................
2,453
South Korea .......................................................................................
4,288
Spain ..................................................................................................
1,551
Sri Lanka ............................................................................................
111
Sweden ...............................................................................................
1,882
Switzerland ........................................................................................
5,416
Taiwan ................................................................................................
2,063
Tanzania, United Republic of .............................................................
194
Thailand .............................................................................................
1,385
Turkey ................................................................................................
2,675
Ukraine ...............................................................................................
359
United Arab Emirates .........................................................................
2,470
United Kingdom .................................................................................
8,912
United States ......................................................................................
324,501
Uruguay ..............................................................................................
747
Uzbekistan ..........................................................................................
669
Virgin Islands, British ........................................................................
442
Total Investments ............................................................................... 474,777
United States ......................................................................................
(4,124)
Total Securities Sold Short ................................................................. (4,124)

Russell Investment Company
Multi-Strategy Income Fund
Fair Value of Derivative Instruments — October 31, 2022
See accompanying notes which are an integral part of the financial statements.
Multi-Strategy Income Fund 785
Amounts in thousands
Derivatives not accounted for as hedging instruments
Equity
Contracts
Credit
Contracts
Foreign
Currency
Contracts
Interest Rate
Contracts
Location: Statement of Assets and Liabilities - Assets
Investments, at fair value* $ — $ — $ — $ 752
Unrealized appreciation on foreign currency exchange contracts — — 1,006 —
Variation margin on futures contracts** 1,496 — — 51
Interest rate swap contracts, at fair value — — — 7,116
Total
$ 1,496 $ — $ 1,006 $ 7,919
Location: Statement of Assets and Liabilities - Liabilities
Variation margin on futures contracts** $ 4,260 $ — $ — $ 11,657
Unrealized depreciation on foreign currency exchange contracts — — 178 —
Interest rate swap contracts, at fair value — — — 1,701
Credit default swap contracts, at fair value — 68 — —
Total
$ 4,260 $ 68 $ 178 $ 13,358
Derivatives not accounted for as hedging instruments
Equity
Contracts
Credit
Contracts
Foreign
Currency
Contracts
Interest Rate
Contracts
Location: Statement of Operations - Net realized gain (loss)
Investments*** $ 1,518 $ — $ — $ 971
Futures contracts (933) — — (21,450)
Options written — — — (9,855)
Interest rate swap contracts — — — 14,010
Credit default swap contracts — (2,289) — —
Foreign currency exchange contracts — — 12,246 —
Total
$ 585 $ (2,289) $ 12,246 $ (16,324)
Location: Statement of Operations - Net change in unrealized appreciation
(depreciation)
Investments**** $ (1,590) $ — $ — $ (314)
Futures contracts (3,728) — — (8,726)
Options written — — — 2,393
Interest rate swap contracts — — — (1,084)
Credit default swap contracts — 1,512 — —
Foreign currency exchange contracts — — (545) —
Total
$ ( 5 , 318 ) $ 1,512 $ (545) $ ( 7 , 73 1 )
* Fair value of purchased options.
** Includes cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the
Statement of Assets and Liabilities.
*** Includes net realized gain (loss) on purchased options as reported in the Statement of Operations.
**** Includes net change in unrealized appreciation (depreciation) on purchased options as reported in the Statement of Operations.
For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

Russell Investment Company
Multi-Strategy Income Fund
Balance Sheet Offsetting Financial and Derivative Instruments —
October 31, 2022
See accompanying notes which are an integral part of the financial statements.
786 Multi-Strategy Income Fund
Amounts in thousands
Offsetting of Financial Assets and Derivative Assets
Description Location: Statement of Assets and Liabilities - Assets
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statement
of Assets
and
Liabilities
Net Amounts
of Assets
Presented in
the Statement
of Assets and
Liabilities
Options Purchased Contracts Investments, at fair value $ 752 $ — $ 752
Securities on Loan* Investments, at fair value 2,320 — 2,320
Foreign Currency Exchange Contracts Unrealized appreciation on foreign currency exchange contracts 1,006 — 1,006
Interest Rate Swap Contracts Interest rate swap contracts, at fair value 7,116 — 7,116
Total Financial and Derivative Assets
11,194 — 11,194
Financial and Derivative Assets not subject to a netting agreement
(1,553) — (1,553)
Total Financial and Derivative Assets subject to a netting agreement
$ 9,641 $ — $ 9,641
Financial Assets, Derivative Assets, and Collateral Held by Counterparty
Gross Amounts Not Offset
in the Statement of Assets
and Liabilities
Counterparty
Net Amounts
of Assets
Presented in
the Statement
of Assets and
Liabilities
Financial
and
Derivative
Instruments
Collateral
Received^ Net Amount
Bank of America
$ 170 $ — $ 154 $ 16
Bank of Montreal
170 28 — 142
Bank of New York
190 28 — 162
Bank of Nova Scotia
23 — 23 —
Barclays
241 — 241 —
Brown Brothers Harriman
5 5 — —
Citigroup
1,340 — 852 488
Goldman Sachs
352 — 278 74
HSBC
326 26 155 145
JPMorgan Chase
364 28 191 145
Morgan Stanley
6,075 — 6,075 —
Royal Bank of Canada
172 39 — 133
State Street
68 6 — 62
UBS
40 — — 40
Wells Fargo
105 — 105 —
Total
$ 9,641 $ 160 $ 8,074 $ 1,407

Russell Investment Company
Multi-Strategy Income Fund
Balance Sheet Offsetting Financial and Derivative Instruments, continued —
October 31, 2022
See accompanying notes which are an integral part of the financial statements.
Multi-Strategy Income Fund 787
Amounts in thousands
Offsetting of Financial Liabilities and Derivative Liabilities
Description Location: Statement of Assets and Liabilities - Liabilities
Gross
Amounts of
Recognized
Liabilities
Gross
Amounts
Offset in the
Statement
of Assets
and
Liabilities
Net Amounts
of Liabilities
Presented in
the Statement
of Assets and
Liabilities
Foreign Currency Exchange Contracts Unrealized depreciation on foreign currency exchange contracts $ 178 $ — $ 178
Short Sales Securities sold short, at fair value 4,124 — 4,124
Interest Rate Swap Contracts Interest rate swap contracts, at fair value 1,701 — 1,701
Credit Default Swap Contracts Credit default swap contracts, at fair value 68 — 68
Total Financial and Derivative Liabilities
6,071 — 6,071
Financial and Derivative Liabilities not subject to a netting agreement
(1,769) — (1,769)
Total Financial and Derivative Liabilities subject to a netting agreement
$ 4,302 $ — $ 4,302
Financial Liabilities, Derivative Liabilities, and Collateral Pledged by Counterparty
Gross Amounts Not Offset
in the Statement of Assets
and Liabilities
Counterparty
Net Amounts
of Liabilities
Presented in
the Statement
of Assets and
Liabilities
Financial
and
Derivative
Instruments
Collateral
Pledged^ Net Amount
Bank of Montreal $ 28 $ 28 $ — $ —
Bank of New York 28 28 — —
Brown Brothers Harriman 17 5 — 12
HSBC 26 26 — —
JPMorgan Chase 28 28 — —
Royal Bank of Canada 39 39 — —
State Street 4,136 6 — 4,130
Total
$ 4,302 $ 160 $ — $ 4,142
*       Fair value of securities on loan as reported in the footnotes to the Statement of Assets and Liabilities.
^      Collateral received or pledged amounts may not reconcile to those disclosed in the Statement of Assets and Liabilities due to the inclusion of off-Balance
Sheet collateral and adjustments made to exclude overcollateralization.
For further disclosure on derivatives and counterparty risk see note 2 in the Notes to Financial Statements.

Russell Investment Company
Multi-Strategy Income Fund
See accompanying notes which are an integral part of the financial statements.
788 Multi-Strategy Income Fund
Statement of Assets and Liabilities — October 31, 2022
Amounts in thousands
Assets
Investments, at identified cost ......................................................................................................................................................
$ 505,936
Investments, at fair value(*)(>) ....................................................................................................................................................
474,777
Foreign currency holdings(^) ....................................................................................................................................................... 846
Unrealized appreciation on foreign currency exchange contracts ............................................................................................... 1,006
Receivables:
Dividends and interest ...................................................................................................................................................... 3,208
Dividends from affiliated funds ....................................................................................................................................... 116
Investments sold ............................................................................................................................................................... 1 05 , 158
Fund shares sold ............................................................................................................................................................... 344
From broker(a)(b) ............................................................................................................................................................ 30,79 1
Interest rate swap contracts, at fair value(•) ................................................................................................................................. 7,116
Total assets ...............................................................................................................................................................
62 3 , 362
Liabilities
Payables:
Due to custodian .............................................................................................................................................................. 217
Due to broker ( c )( d ) ......................................................................................................................................................... 11,3 10
Investments purchased ..................................................................................................................................................... 1 89 , 023
Fund shares redeemed ...................................................................................................................................................... 747
Accrued fees to affiliates .................................................................................................................................................. 196
Other accrued expenses .................................................................................................................................................... 231
Variation margin on futures contracts .............................................................................................................................. 14,362
Deferred capital gains tax liability ................................................................................................................................... 8
Unrealized depreciation on foreign currency exchange contracts ............................................................................................... 178
Securities sold short, at fair value(‡) ........................................................................................................................................... 4,124
Payable upon return of securities loaned ..................................................................................................................................... 2,501
Interest rate swap contracts, at fair value(•) ................................................................................................................................. 1,701
Credit default swap contracts, at fair value(+) ............................................................................................................................. 68
Total liabilities ...........................................................................................................................................................
22 4 ,6 6 6
Net Assets ...............................................................................................................................................................
$ 398,696

Russell Investment Company
Multi-Strategy Income Fund
See accompanying notes which are an integral part of the financial statements.
Multi-Strategy Income Fund 789
Statement of Assets and Liabilities, continued — October 31, 2022
Amounts in thousands
Net Assets Consist of:
Total distributable earnings (losses) .............................................................................................................................................
$ (51,650)
Shares of beneficial interest .........................................................................................................................................................
469
Additional paid-in capital ............................................................................................................................................................
449, 877
Net Assets ...............................................................................................................................................................
$ 398,696
Net Asset Value
,
offering and redemption price per share:
Net asset value per share: Class A(#) ........................................................................................................................................... $ 8.47
Maximum offering price per share (Net asset value plus sales charge of 5 .75%): Class A ..................................................... $ 8. 99
Class A
—
Net assets ........................................................................................................................................................... $ 3,892,947
Class A
—
Shares outstanding ($.01 par value) .................................................................................................................. 459,356
Net asset value per share: Class C(#) ........................................................................................................................................... $ 8.37
Class C
—
Net assets ........................................................................................................................................................... $ 3,397,287
Class C
—
Shares outstanding ($.01 par value) .................................................................................................................. 405,883
Net asset value per share: Class M(#) .......................................................................................................................................... $ 8.51
Class M
—
Net assets .......................................................................................................................................................... $ 37,205,809
Class M
—
Shares outstanding ($.01 par value) .................................................................................................................. 4,373,359
Net asset value per share: Class S  (#) ......................................................................................................................................... $ 8.50
Class S
—
Net assets .......................................................................................................................................................... $ 243,624,343
Class S
—
Shares outstanding ($.01 par value) ................................................................................................................. 28,646,210
Net asset value per share: Class Y(#) ........................................................................................................................................... $ 8.52
Class Y
—
Net assets ........................................................................................................................................................... $ 110,575,232
Class Y
—
Shares outstanding ($.01 par value) .................................................................................................................. 12,971,090
Amounts in thousands
(^)     Foreign currency holdings - cost $ 852
(*)     Securities on loan included in investments $ 2,320
(+)     Credit default swap contracts - premiums paid (received) $ (1,664)
(•)     Interest rate swap contracts - premiums paid (received) $ (2,078)
(‡)     Proceeds on securities sold short $ 4,284
(>)     Investments in affiliates, U.S. Cash Management Fund and U.S. Cash Collateral Fund $ 56,503
(a)     Receivable from Broker for Futures $ 27,67 1
(b)     Receivable from Broker for Swaps $ 3,120
(c)     Due to Broker for Swaps $ 5,275
(d)     Due to Broker for Options $ 6,0 35
(#) Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

Russell Investment Company
Multi-Strategy Income Fund
See accompanying notes which are an integral part of the financial statements.
790 Multi-Strategy Income Fund
Statement of Operations — For the Period Ended October 31, 2022
Amounts in thousands
Investment Income
Dividends ......................................................................................................................................................................... $ 5,345
Dividends from affiliated funds ....................................................................................................................................... 454
Interest .............................................................................................................................................................................. 1,849
Securities lending income (net) ....................................................................................................................................... 48
Total investment income ..............................................................................................................................................................
7,696
Expenses
Advisory fees ................................................................................................................................................................... 3,814
Administrative fees .......................................................................................................................................................... 245
Custodian fees .................................................................................................................................................................. 429
Distribution fees - Class A ............................................................................................................................................... 11
Distribution fees - Class C ............................................................................................................................................... 31
Transfer agent fees - Class A ........................................................................................................................................... 9
Transfer agent fees - Class C ........................................................................................................................................... 8
Transfer agent fees - Class M .......................................................................................................................................... 92
Transfer agent fees - Class S   .......................................................................................................................................... 638
Transfer agent fees - Class Y ........................................................................................................................................... 6
Professional fees .............................................................................................................................................................. 144
Registration fees ............................................................................................................................................................... 80
Shareholder servicing fees - Class C ............................................................................................................................... 11
Trustees’ fees .................................................................................................................................................................... 28
Printing fees ..................................................................................................................................................................... 62
Miscellaneous .................................................................................................................................................................. 28
Expenses before reductions .............................................................................................................................................. 5,636
Expense reductions .......................................................................................................................................................... (1,976)
Net expenses ................................................................................................................................................................................
3,660
Net investment income (loss) .......................................................................................................................................................
4,036
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments (net of foreign capital gains taxes of $15) ................................................................................................... 6,422
Investments in affiliated funds ......................................................................................................................................... (6)
Futures contracts .............................................................................................................................................................. (22,383)
Options written ................................................................................................................................................................. (9,855)
Foreign currency exchange contracts ............................................................................................................................... 12,246
Interest rate swap contracts .............................................................................................................................................. 14,010
Credit default swap contracts ........................................................................................................................................... (2,289)
Foreign currency-related transactions .............................................................................................................................. (687)
Net realized gain (loss) ................................................................................................................................................................
(2,542)
Net change in unrealized appreciation (depreciation) on:
Investments (net of deferred tax liability for foreign capital gains taxes of $ 9 ) .............................................................. (89,425)
Investments in affiliated funds ......................................................................................................................................... (2)
Futures contracts .............................................................................................................................................................. (12,454)
Options written ................................................................................................................................................................. 2,393
Foreign currency exchange contracts ............................................................................................................................... (545)
Interest rate swap contracts .............................................................................................................................................. (1,084)
Credit default swap contracts ........................................................................................................................................... 1,512
Securities sold short ......................................................................................................................................................... 160
Foreign currency-related transactions .............................................................................................................................. (391)

Russell Investment Company
Multi-Strategy Income Fund
See accompanying notes which are an integral part of the financial statements.
Multi-Strategy Income Fund 791
Statement of Operations , continued — For the Period Ended October 31,
2022
Amounts in thousands
Net change in unrealized appreciation (depreciation) ................................................................................................................. (99,836)
Net realized and unrealized gain (loss) ........................................................................................................................................ (102,378)
Net Increase (Decrease) in Net Assets from Operations ....................................................................................
$ (98,342)

Russell Investment Company
Multi-Strategy Income Fund
See accompanying notes which are an integral part of the financial statements.
792 Multi-Strategy Income Fund
Statements of Changes in Net Assets
Amounts in thousands
For the Periods Ended October 31,
2022 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss) .............................................................................................................. $ 4,036 $ 4,779
Net realized gain (loss) ....................................................................................................................... (2,542) 57,026
Net change in unrealized appreciation (depreciation) ........................................................................ (99,836) 85,008
Net increase (decrease) in net assets from operations .............................................................................. (98,342) 146,813
Distributions
To shareholders
Class A .......................................................................................................................................... (293) (45)
Class C .......................................................................................................................................... (266) (30)
Class M ......................................................................................................................................... (3,265) (899)
Class S   ........................................................................................................................................ (23,113) (5,845)
Class Y .......................................................................................................................................... (9,911) (2,293)
Net decrease in net assets from distributions ............................................................................................ (36,848) (9,112)
Share Transactions*
Net increase (decrease) in net assets from share transactions ................................................................... (81,126) (343,195)
Total Net Increase (Decrease) in Net Assets ........................................................................
(216,316) (205,494)
Net Assets
Beginning of period .................................................................................................................................. 615,012 820,506
End of period .............................................................................................................................................
$ 398,696 $ 615,012

Russell Investment Company
Multi-Strategy Income Fund
See accompanying notes which are an integral part of the financial statements.
Multi-Strategy Income Fund 793
Statements of Changes in Net Assets, continued
* Share transaction amounts (in thousands) for the periods ended October 31, 2022 and October 31, 2021 were as follows:
2022 2021
Shares Dollars Shares Dollars
Class A
Proceeds from shares sold 142 $ 1,359 69 $ 747
Proceeds from reinvestment of distributions 29 293 5 45
Payments for shares redeemed (168) (1,664) (128) (1,359)
Net increase (decrease)
3 (12) (54) (567)
Class C
Proceeds from shares sold 5 45 41 437
Proceeds from reinvestment of distributions 26 266 3 30
Payments for shares redeemed (88) (868) (136) (1,420)
Net increase (decrease)
(57) (557) (92) (953)
Class M
Proceeds from shares sold 769 7,652 4,810 50,153
Proceeds from reinvestment of distributions 322 3,264 85 899
Payments for shares redeemed (1,584) (15,779) (5,944) (64,505)
Net increase (decrease)
(493) (4,863) (1,049) (13,453)
Class S
Proceeds from shares sold 3,515 34,867 6,377 67,911
Proceeds from reinvestment of distributions 2,270 23,082 560 5,837
Payments for shares redeemed (12,206) (120,562) (31,908) (338,861)
Net increase (decrease)
(6,421) (62,613) (24,971) (265,113)
Class Y
Proceeds from shares sold 203 1,996 1,450 15,833
Proceeds from reinvestment of distributions 976 9,911 219 2,293
Payments for shares redeemed (2,504) (24,988) (7,505) (81,235)
Net increase (decrease)
(1,325) (13,081) (5,836) (63,109)
Total increase (decrease)
(8,293) $ (81,126) (32,002) $ (343,195)

Russell Investment Company
Multi-Strategy Income Fund
Financial Highlights — For the Periods Ended
See accompanying notes which are an integral part of the financial statements.
794 Multi-Strategy Income Fund
For a Share Outstanding Throughout Each Period.
$
Net Asset Value,
Beginning of
Period
$
Net Investment
Income (Loss)
(a)(d)
$
Net Realized
and Unrealized
Gain (Loss)
$
Total from
Investment
Operations
$
Distributions
from Net
Investment Income
$
Distributions
from Net
Realized Gain
Class A
October 31, 2022 11.11 .05 (2.03) (1.98) (.30) (.36)
October 31, 2021 9.39 .03 1.79 1.82 (.10) —
October 31, 2020 10.03 .12 (.51) (.39) (.23) (.02)
October 31, 2019 9.67 .29 .30 .59 (.23) —
October 31, 2018 10.26 .36 (.53) (.17) (.33) (.09)
Class C
October 31, 2022 10.99 (.02) (2.00) (2.02) (.24) (.36)
October 31, 2021 9.33 (.05) 1.77 1.72 (.06) —
October 31, 2020 10.00 .04 (.50) (.46) (.19) (.02)
October 31, 2019 9.64 .21 .30 .51 (.15) —
October 31, 2018 10.23 .27 (.52) (.25) (.25) (.09)
Class M
October 31, 2022 11.15 .08 (2.02) (1.94) (.34) (.36)
October 31, 2021 9.40 .08 1.79 1.87 (.12) —
October 31, 2020 10.05 .14 (.52) (.38) (.25) (.02)
October 31, 2019 9.68 .33 .30 .63 (.26) —
October 31, 2018 10.27 .39 (.52) (.13) (.37) (.09)
Class S
October 31, 2022 11.15 .07 (2.03) (1.96) (.33) (.36)
October 31, 2021 9.41 .06 1.79 1.85 (.11) —
October 31, 2020 10.05 .13 (.51) (.38) (.24) (.02)
October 31, 2019 9.69 .31 .30 .61 (.25) —
October 31, 2018 10.28 .38 (.53) (.15) (.35) (.09)
Class Y
October 31, 2022 11.17 .09 (2.03) (1.94) (.35) (.36)
October 31, 2021 9.43 .09 1.77 1.86 (.12) —
October 31, 2020 10.06 .15 (.50) (.35) (.26) (.02)
October 31, 2019 9.70 .33 .30 .63 (.27) —
October 31, 2018 10.29 .39 (.52) (.13) (.37) (.09)

See accompanying notes which are an integral part of the financial statements.
Multi-Strategy Income Fund 795
$
Total
Distributions
$
Net Asset Value,
End of
Period
%
Total
Return
(c)
$
Net Assets,
End of Period
(000)
%
Ratio of Expenses
to Average
Net Assets,
Gross
%
Ratio of Expenses
to Average
Net Assets,
Net
(d)
%
Ratio of Net
Investment Income
to Average
Net Assets
(d)
%
Portfolio
Turnover Rate
(.66) 8.47 (18.70) 3,893 1.40 1.02 .54 189
(.10) 11.11 19.41 5,074 1.35 1.02 .29 191
(.25) 9.39 (4.04) 4,800 1.37 1.02 1.28 174
(.23) 10.03 6.18 9,939 1.34 1.01 2.95 128
(.42) 9.67 (1.78) 8,808 1.35 1.02 3.55 112
(.60) 8.37 (19.28) 3,397 2.15 1.77 (.25) 189
(.06) 10.9 9 18.45 5,081 2.10 1.77 (.46) 191
(.21) 9.33 (4.71) 5,172 2.12 1.77 .40 174
(.15) 10.00 5.39 7,247 2.09 1.76 2.17 128
(.34) 9.64 (2.48) 8,024 2.10 1.77 2.73 112
(.70) 8.51 (18.34) 37,206 1.15 .67 .84 189
(.12) 11.1 5 19.93 54,260 1.10 .67 .79 191
(.27) 9.40 (3.85) 55,626 1.12 .67 1.48 174
(.26) 10.05 6.58 59,481 1.09 .67 3.30 128
(.46) 9.68 (1.39) 31,567 1.10 .67 3.83 112
(.69) 8.50 (18.52) 243,625 1.15 .77 .74 189
(.11) 11.1 5 19.74 390,872 1.10 .77 .59 191
(.26) 9.41 (3.83) 565,161 1.12 .77 1.40 174
(.25) 10.05 6.43 707,676 1.09 .76 3.19 128
(.44) 9.69 (1.50) 941,557 1.10 .77 3.75 112
(.71) 8.52 (18.32) 110,575 .96 .57 .93 189
(.12) 11.1 7 19.82 159,725 .90 .57 .81 191
(.28) 9.43 (3.57) 189,747 .92 .57 1.60 174
(.27) 10.06 6.63 247,995 .90 .57 3.37 128
(.46) 9.70 (1.31) 282,173 .91 .57 3.88 112

Russell Investment Company
Multi-Strategy Income Fund
See accompanying notes which are an integral part of the financial statements.
796 Multi-Strategy Income Fund
Related Party Transactions, Fees and Expenses
Accrued fees payable to affiliates for the period ended October 31, 2022 were as follows:
Transactions (amounts in thousands) during the period ended October 31, 2022 with Underlying Funds which are, or were, an affiliated company are as follows:
Federal Income Taxes
At October 31, 2022, the cost of investments, net unrealized appreciation (depreciation), and components of distributable earnings for income tax purposes were as follows:
For the fiscal years ended October 31, 2022 and October 31, 2021, respectively, the Fund made the following tax basis distributions:
Net investment income and net realized gains (losses) in the financial statements may differ from taxable net investment income and net realized gains (losses). Capital accounts within the financial statements are adjusted for permanent differences between book and tax accounting.  These differences may be due to foreign currency gains or losses, reclassifications of dividends and /or differences in treatment of income from swaps.  These adjustments have no impact on the net assets.
At October 31, 2022, the Statement of Assets and Liabilities has been adjusted by the following amounts (in thousands):
Advisory fees $ 128,081
Administration fees 16,415
Distribution fees 2,963
Shareholder servicing fees 713
Transfer agent fees 45,960
Trustee fees 2,003
$ 196,135
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Income
Distributions
Capital Gains
Distributions
U.S. Cash Collateral Fund $ 3,313 $ 30,595 $ 31,407 $ — $ — $ 2,501 $ 24 $ —
U.S. Cash Management Fund 68,369 1,048,827 1,063,186 (6) (2) 54,002 454 —
$ 71,682 $ 1,079,422 $ 1,094,593 $ (6) $ (2) $ 56,503 $ 478 $ —
Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
Undistributed
Ordinary Income
Undistributed
Long-Term
Capital Gains
(Capital Loss
Carryforward)
$ 504, 536 , 568 $ 32, 681 , 045 $ (6 1 , 350 , 418 ) $ (28, 669 , 373 ) $ 5,835,103 $ (2 8 , 711 , 768 )
October 31, 2022 October 31, 2021
Ordinary Income
Distributions
Long-Term
Capital Gain
Distributions
Return of
Capital
Ordinary Income
Distributions
Long-Term
Capital Gain
Distributions
Return of
Capital
$ 35,847,877 $ 999,624 $ — $ 9,112,226 $ — $ —
Total distributable earnings (losses)
$ 73
Additional paid-in capital
(73)

Russell Investment Company
Multi-Asset Growth Strategy Fund
Portfolio Management Discussion and Analysis — October 31, 2022
(Unaudited)
798 Multi-Asset Growth Strategy Fund
Multi-Asset Growth Strategy Fund - Class A
‡
Total
Return
1 Year (23 .40)%
5 Years (2 .49)%§
Inception* (1 .20)%§
Multi-Asset Growth Strategy Fund - Class C
‡‡
Total
Return
1 Year (19 .22)%
5 Years (2 .07)%§
Inception* (0 .85)%§
Multi-Asset Growth Strategy Fund - Class M
‡‡‡
Total
Return
1 Year (18 .38)%
5 Years (0 .99)%§
Inception* 0 .16%§
Multi-Asset Growth Strategy Fund - Class S
Total
Return
1 Year (18 .46)%
5 Years (1 .07)%§
Inception* 0 .07%§
Multi-Asset Growth Strategy Fund - Class Y
‡‡‡‡
Total
Return
1 Year (18.28)%
5 Years (0.88)%§
Inception* 0.26%§
60% FTSE All-World / 40% FTSE US Broad Investment
Grade Composite Index (g ross)
**
Total
Return
1 Year (17 .87)%
5 Years 3 .48%§
Inception* 4 .70%§
S&P 500
®
Index
***
Total
Return
1 Year (14 .61)%
5 Years 10 .44%§
Inception* 11 .06%§

Russell Investment Company
Multi-Asset Growth Strategy Fund
Portfolio Management Discussion and Analysis, continued — October 31,
2022 (Unaudited)
Multi-Asset Growth Strategy Fund 799
The Multi-Asset Growth Strategy Fund (the “Fund”) employs
a multi-manager approach whereby portions of the Fund are
allocated to different money manager strategies. Fund assets not allocated to money managers are managed by Russell
Investment Management, LLC (“RIM”), the Fund’s advisor.
RIM may change the allocation of the Fund’s assets among
money managers at any time. An exemptive order from the
Securities and Exchange Commission permits RIM to engage
or terminate a money manager at any time, subject to approval by the Fund’s Board, without a shareholder vote. Pursuant to the terms of the exemptive order, the Fund is required to notify its shareholders within 90 days of when a money manager begins
providing services. As of October 31, 2022, the Fund had fifteen money managers.
What is the Fund’s investment objective?
The Fund seeks to provide long term total return with lower
volatility than equity markets.
How did the Fund perform relative to its benchmark
for the fiscal year ended October 31, 2022?
For the fiscal year ended October 31, 2022 (the “fiscal year”), the Fund’s Class A, Class C, Class M, Class S and Class Y
Shares lost 18.73%, 19.22%, 18.38%, 18.46% and 18.28%,
respectively. This is compared to the Fund’s benchmark, the
60% FTSE All-World/40% FTSE US Broad Investment Grade
Composite Index (gross), which lost 17.87% during the fiscal year. Effective March 1, 2022, RIM changed the Fund’s
primary benchmark from the S&P 500 Index to the 60% FTSE
All-World/40% FTSE US Broad Investment Grade Composite
Index (gross). The Fund’s performance includes operating
expenses, whereas index returns are unmanaged and do not
include expenses of any kind.
For the fiscal year, the Morningstar
®
Global Allocation Category,
a group of funds that Morningstar, Inc. considers to have
investment strategies similar to those of the Fund, lost 15.07%.
This result serves as a peer comparison and is expressed net of operating expenses.
RIM may assign a money manager a specific style or
capitalization benchmark other than the Fund’s index (a
“RIM-assigned benchmark”). However, the Fund’s primary
index remains the benchmark for the Fund and is intended to
be representative of the aggregate of each money manager’s
benchmark index.
How did market conditions affect the Fund’s
performance?
The fiscal year was characterized by increased global
recessionary fears as investors grappled with heightened market volatility amid tightening monetary policy and increasing
geopolitical tensions. Inflationary pressures increased
dramatically, spearheaded by surging energy prices from the
Russia-Ukraine conflict and continued supply-chain disruptions from China’s ‘Zero COVID’ policy. Central banks responded
to inflation by tightening fiscal and monetary policy and hiking interest rates rapidly, resulting in sharp market selloffs across most asset classes.
Equity and fixed income markets experienced substantial
drawdowns over the fiscal year. Within U.S. equities, the Russell
1000
®
Index and Russell 3000
®
Index both experienced losses
of 16.38% and 16.52% respectively, indicating that both growth and value securities took a hit during the fiscal year. Within developed markets, Europe was a detractor due in large part to the Russian embargo of natural gas. Emerging market equities underperformed developed markets due to continued lockdowns
in China, increasing China-Taiwan tensions, and the Russia-
Ukraine conflict. Within fixed income, the Bloomberg Global
Aggregate Bond Index (US Hedged) fell by 12.12%. Markets
were challenged, with corporate credit, emerging market debt, and mortgage spreads widening over the fiscal year. Overall, the
Fund’s tilt towards value was beneficial during the fiscal year, and a rotation from a risk-on stance to a defensive stance was fruitful.
Within alternatives, infrastructure has been one of the better performers this fiscal year versus other asset classes, with the
iShares Global Infrastructure ETF down 4.71% over the year
versus the MSCI All Country World Index Net down 19.96%.
The relatively better performance of this asset class was additive to the Fund’s performance, as the Fund’s infrastructure manager outperformed its RIM-assigned benchmark.
Global listed real estate underperformed global equities.
However, performance was mixed across regions. The United
States outperformed, while Europe and the United Kingdom
detracted. Overall, the Fund’s exposure to real estate investment trusts (“REITs”) was a detractor, underperforming its sector benchmark.
How did the investment strategies and techniques
employed by the Fund and its money managers affect
its benchmark relative performance?
In order to seek to achieve the Fund’s objective during the fiscal year, RIM’s strategic asset allocation included traditional asset classes such as equities, real assets, and fixed income, as well as asset classes such as high yield debt, emerging market local and hard currency debt, mortgage-backed securities and other alternative strategies.
The Fund employs discretionary and non-discretionary money
managers. The Fund’s discretionary money managers select
the individual portfolio securities for the assets assigned to

Russell Investment Company
Multi-Asset Growth Strategy Fund
Portfolio Management Discussion and Analysis, continued — October 31,
2022 (Unaudited)
800 Multi-Asset Growth Strategy Fund
them. The Fund’s non-discretionary money managers provide
a model portfolio to RIM representing their investment
recommendations, based upon which RIM purchases and sells
securities for the Fund. RIM manages assets not allocated to money manager strategies and the Fund’s cash balances.
With respect to money manager performance, equity managers
detracted from the Fund’s overall performance, with growth-
oriented managers contributing the most among the equity
managers. RiverPark Advisors, LLC (“RiverPark”), a large cap growth manager underperformed its RIM-assigned benchmark.
Security selection was the main driver of underperformance,
as social media and cloud-based software names experienced
large drawdowns. Similarly, security selection detracted from
Berenberg Asset Management, LLC’s benchmark-relative
performance, including as a result of biotechnology and
information technology names. Value-oriented managers Boston
Partners Global Investors, Inc. and Sompo Asset Management
Co., Ltd. outperformed their RIM-assigned benchmarks, due
largely to strong security selection. Within fixed income, the
Oaktree High Income Convertibles strategy outperformed its
RIM-assigned benchmark, and rotations into high yield credit were beneficial over the fiscal year.
RIM’s asset allocations were a net contributor over the fiscal year, as equity rotations added value prior to large selloffs.
RIM’s underlying preferences for value-oriented securities
was additive as well, as these names outperformed. However,
allocations to non-U.S. equities over domestic equities detracted from Fund performance, with domestic markets outperforming
global peers. Allocations to other asset classes, including fixed income allocations and allocations to specialty strategies, were a net positive
During the fiscal year, RIM used equity and fixed income
derivatives to seek to maintain tactical asset allocation
preferences, and also implemented risk-mitigation strategies.
RIM used standardized derivative contracts, such as equity index futures and Treasury futures, to seek to efficiently implement tactical asset allocation changes. In addition, standardized call and put options were used in an effort to limit risk, including through the purchase and sale of contracts to limit downside risk, generate income, and achieve the desired asset allocation view in a more efficient manner.
During the fiscal year, RIM utilized a positioning strategy to seek to control Fund-level exposures and risks through the purchase of a stock portfolio. Using the output from quantitative and/
or rules-based processes and qualitative analysis, the strategy seeks to position the portfolio to meet RIM’s overall preferred positioning with respect to Fund exposures along geographic, factor and industry dimensions, while optimizing the portfolio to minimize tracking error relative to the Fund’s money manager portfolios. The Fund’s active positioning strategy provided
exposure to RIM’s strategic equity views associated with value, quality and low volatility factors. The strategy outperformed relative to the Fund’s benchmark for the fiscal year.
Describe any changes to the Fund’s structure or the
money manager line-up.
On March 1, 2022 the following changes to the Fund become
effective:
The Fund was changed to be managed with a benchmark relative approach, meaning that the Fund’s performance would be
assessed relative to its new benchmark. Prior to March 1, 2022, the Fund was managed with a benchmark agnostic approach;
The Fund’s target strategic asset allocation was changed to
60% global equity or equity related securities or instruments, including equity securities of real assets-related companies, and
40% global fixed income or fixed income-related securities or instruments, including high yield debt;
The Fund’s benchmark changed from the S&P 500 Index to the
60% FTSE All-World/40% FTSE US Broad Investment Grade
Composite Index (gross); and
The Fund no longer invests indirectly through a wholly-owned subsidiary of the Fund in commodity-linked securities and
derivative instruments that provide exposure to the performance of the commodities markets, including futures and options
contracts with respect to indexes or individual commodities, options on futures contracts, swap agreements and swaptions, and as a result, the wholly-owned subsidiary was liquidated.
Additionally, in March 2022 RIM terminated GLG LLC and
transitioned Boston Partners Global Investors Inc. mandate
from non-discretionary to discretionary. Allocations to other manager strategies were adjusted as a result.
In May 2022, RIM terminated Atlantic Investment Management,
Inc. and Easterly Investment Partners LLC. Additionally, RIM
hired MFS Investment Management Inc., RWC Asset Advisors
(US) LLC and Intermede Investment Partners Limited and
Intermede Global Partners Inc. Allocations to other manager
strategies were adjusted as a result.
In September 2022, RIM removed Putnam Investment
Management, LLC’s Fixed Income Opportunistic strategy
from the Fund and hired Marathon Asset Management, L.P.
Allocations to other manager strategies were adjusted as a result.
Money Managers as of October 31,
2022 Styles
Berenberg Asset Management, LLC European Equities
Boston Partners Global Investors, Inc. Global Equity

Russell Investment Company
Multi-Asset Growth Strategy Fund
Portfolio Management Discussion and Analysis, continued — October 31,
2022 (Unaudited)
Multi-Asset Growth Strategy Fund 801
The views expressed in this report reflect those of
the portfolio managers only through the end of the
fiscal year covered by the report. These views do not
necessarily represent the views of RIM, or any other
person in RIM or any other affiliated organization.
These views are subject to change at any time based
upon market conditions or other events, and RIM
disclaims any responsibility to update the views
contained herein. These views should not be relied
on as investment advice and, because investment
decisions for a Russell Investment Company (“RIC”)
Fund are based on numerous factors, should not be
relied on as an indication of investment decisions of
any RIC Fund.
Money Managers as of October 31,
2022 Styles
Cohen & Steers Capital Management, Inc.,
Cohen & Steers UK Limited and Cohen &
Steers Asia Limited
Global Listed Real Estate
Securities
First Sentier Investors (Australia) IM
Limited
Global Listed
Infrastructure
Hermes Investment Management Limited High Yield Debt
Intermede Investment Partners Limited and
Intermede Global Partners Inc.
Global Equity
Kopernik Global Investors, LLC Global Equity
Man Investments Australia Limited
Asia ex Japan Equity
Marathon Asset Management, L.P.
Hard Currency Emerging
Market Debt
MFS Institutional Advisors, Inc. Global Equity
Oaktree Fund Advisors, LLC
Emerging Markets
Equity / High Income
Convertibles
Putnam Investment Management, LLC Mortgage Opportunities
RiverPark Advisors, LLC U.S. Equity
Money Managers as of October 31,
2022 Styles
RWC Asset Advisors (US) LLC Emerging Markets Equity
Sompo Asset Management Co., Ltd. Japan Equity

Russell Investment Company
Multi-Asset Growth Strategy Fund
Portfolio Management Discussion and Analysis, continued — October 31,
2022 (Unaudited)
802 Multi-Asset Growth Strategy Fund
* Assumes initial investment on March 7, 2017.
** Effective March 1, 2022, RIM began managing the Fund with a benchmark relative approach rather than a benchmark agnostic approach. As a result, effective March 1, 2022, RIM changed the Fund's primary benchmark from the S&P 500® Index to the 60% FTSE All-World/40% FTSE US Broad
Investment Grade Composite Index (gross). FTSE Multi-Asset Composite Index Series is designed to measure cross-asset market returns for a range of regions and risk exposures. The FTSE All-World Index is a market-capitalization weighted index representing the performance of the large and mid-cap stocks from the FTSE Global Equity Index Series and covers 90-95% of the investable market capitalization. The index covers Developed and Emerging markets. The FTSE US Broad Investment Grade Index (gross) (USBIG®) tracks the performance of US Dollar-denominated bonds issued in the US investment-grade bond market. The index includes US Treasury, government-sponsored, collateralized, and corporate debt.
*** S&P 500
®
Index is composed of 500 common stocks which are chosen by Standard & Poor’s Corporation to best capture the price performance of a large cross-section of the U.S. publicly traded stock market. The index is structured to approximate the general distribution of industries in the U.S. economy.
‡ The Fund’s performance inception date for Class A Shares was September 28, 2017. The returns shown for Class A prior to that date are the returns of the
Fund’s Class S Shares. The performance shown has been adjusted to reflect the deduction of the maximum Class A sales charge of 5.75%. Class A Shares will have substantially similar annual returns as the Class S Shares because the Shares of each Class are invested in the same portfolio of securities. Annual returns for each Class will differ only to the extent that the Class A Shares do not have the same expenses as the Class S Shares.
‡‡ The Fund’s performance inception date for Class C Shares was September 28, 2017. The returns shown for Class C Shares prior to that date are the returns of the Fund’s Class S Shares. Class C Shares will have substantially similar annual returns as the Class S Shares because the Shares of each Class are invested in the same portfolio of securities. Annual returns for each Class will differ only to the extent that the Class C Shares do not have the same expenses as the
Class S Shares.
‡‡‡ The Fund’s performance inception date for Class M Shares was March 16, 2017. The returns shown for Class M Shares prior to that date are the returns of the Fund’s Class S Shares. Class M Shares will have substantially similar annual returns as the Class S Shares because the Shares of each Class are invested in the same portfolio of securities. Annual returns for each Class will differ only to the extent that the Class M Shares do not have the same expenses as the
Class S Shares.
‡‡‡‡ The Fund’s performance inception date for Class Y Shares was August 30, 2017. The returns shown for Class Y Shares prior to that date are the returns of the Fund’s Class S Shares. Class Y Shares will have substantially similar annual returns as the Class S Shares because the Shares of each Class are invested in the same portfolio of securities. Annual returns for each Class will differ only to the extent that the Class Y Shares do not have the same expenses as the
Class S Shares.
§ Annualized.
Performance is historical and assumes reinvestment of all dividends and capital gains.  Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than when purchased.  Past performance is not indicative of future results.  The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Additionally, the returns presented herein may differ from the performance reported in the Financial Highlights as the returns herein are calculated in a manner consistent with standardized performance in accordance with
Securities and Exchange Commission rules, while the performance in the Financial Highlights has been calculated in accordance with U.S. Generally Accepted
Accounting Pr inciple s (“U.S. GAAP”).

Russell Investment Company
Multi-Asset Growth Strategy Fund
Shareholder Expense Example — October 31, 2022 (Unaudited)
Multi-Asset Growth Strategy Fund 803
Fund Expenses
The following disclosure provides important information
regarding the Fund’s Shareholder Expense Example
(“Example”).
Example
As a shareholder of the Fund, you incur two types of costs:
(1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs,
including advisory and administrative fees; distribution (12b-1)
and/or service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars)
of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from May 1, 2022 to October 31, 2022.
Actual Expenses
The information in the table under the heading “Actual
Performance” provides information about actual account
values and actual expenses. You may use the information in
this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During
Period” to estimate the expenses you paid on your account
during this period.
Hypothetical Example for Comparison Purposes
The information in the table under the heading “Hypothetical
Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses
based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the
Fund’s actual return. The hypothetical account values and
expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the
Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant
to highlight your ongoing costs only and do not reflect any
transactional costs. Therefore, the information under the heading
“Hypothetical Performance (5% return before expenses)” is
useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
Class A
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2022 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2022 $ 899.30 $ 1,019.56
Expenses Paid During Period* $ 5.36 $ 5.70
* Expenses are equal to the Fund's annualized expense ratio of 1.12%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-
half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class C
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2022 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2022 $ 897.00 $ 1,015.78
Expenses Paid During Period* $ 8.94 $ 9.50
* Expenses are equal to the Fund's annualized expense ratio of 1.87%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-
half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class M
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2022 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2022 $ 901.40 $ 1,021.32
Expenses Paid During Period* $ 3.69 $ 3.92
* Expenses are equal to the Fund's annualized expense ratio of 0.77%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-
half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class S
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2022 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2022 $ 901.10 $ 1,020.82
Expenses Paid During Period* $ 4.17 $ 4.43
* Expenses are equal to the Fund's annualized expense ratio of 0.87%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-
half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

Russell Investment Company
Multi-Asset Growth Strategy Fund
Shareholder Expense Example, continued — October 31, 2022 (Unaudited)
804 Multi-Asset Growth Strategy Fund
Class Y
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2022 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2022 $ 901.90 $ 1,021.83
Expenses Paid During Period* $ 3.21 $ 3.41
* Expenses are equal to the Fund's annualized expense ratio of 0.67%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-
half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

Russell Investment Company
Multi-Asset Growth Strategy Fund
Schedule of Investments — October 31, 2022
See accompanying notes which are an integral part of the financial statements.
Multi-Asset Growth Strategy Fund 805
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Long-Term Investments - 44.7%
Corporate Bonds and Notes - 6.5%
Aerie Pharmaceuticals, Inc.
1.500% due 10/01/24 293 288
Aircastle, Ltd.
4.250% due 06/15/26 35 31
Alarm.com, Inc.
5.284% due 01/15/26 299 243
Alcoa Nederland Holding BV
4.125% due 03/31/29 (Þ) 200 169
Alteryx, Inc.
0.500% due 08/01/24 (Ñ)(Þ) 2,007 1,814
Ashland LLC
3.375% due 09/01/31 (Þ) 151 118
Ball Corp.
2.875% due 08/15/30 289 224
Bandwidth, Inc.
0.250% due 03/01/26 409 261
CCO Holdings LLC / CCO Holdings
Capital Corp.
4.250% due 02/01/31 (Þ) 325 257
Centene Corp.
2.500% due 03/01/31 278 213
CF Industries, Inc.
5.150% due 03/15/34 28 25
4.950% due 06/01/43 28 22
Cheesecake Factory, Inc. (The)
0.375% due 06/15/26 317 260
Chegg, Inc.
4.794% due 09/01/26 (Þ) 1,968 1,524
Clearway Energy Operating LLC
3.750% due 02/15/31 (Þ) 61 51
Cleveland-Cliffs, Inc.
Series WI
7.000% due 03/15/27 72 65
Coinbase Global, Inc.
0.500% due 06/01/26 (Þ) 1,537 1,015
Coupa Software, Inc.
0.375% due 06/15/26 369 292
Cryoport, Inc.
0.750% due 12/01/26 415 307
DCP Midstream Operating, LP
3.250% due 02/15/32 39 31
DigitalOcean Holdings, Inc.
5.087% due 12/01/26 (Þ) 316 231
DocuSign, Inc.
1.000% due 01/15/24 1,952 1,832
EnLink Midstream Partners, LP
5.600% due 04/01/44 71 55
5.050% due 04/01/45 103 75
5.450% due 06/01/47 72 55
Enterprise Products Operating LLC
5.375% due 02/15/78 (USD 3 Month
LIBOR + 2.570%)(Ê) 713 516
EZCORP, Inc.
2.375% due 05/01/25 1,537 1,379
Fastly, Inc.
7.664% due 03/15/26 307 218
General Electric Co.
Series D
6.623% due 12/29/49 (USD 3 Month
LIBOR + 3.330%)(Ê)(ƒ) 170 164
Gossamer Bio, Inc.
5.000% due 06/01/27 111 106
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Greenbrier Cos., Inc.
2.875% due 02/01/24 58 54
Haemonetics Corp.
5.340% due 03/01/26 2,515 2,075
Hanesbrands, Inc.
4.875% due 05/15/26 (Þ) 739 678
HCA, Inc.
7.500% due 11/15/95 221 217
Herbalife Nutrition, Ltd.
2.625% due 03/15/24 993 914
Hope Bancorp, Inc.
2.000% due 05/15/38 2,321 2,255
Huntsman International LLC
2.950% due 06/15/31 385 288
Intercept Pharmaceuticals, Inc.
2.000% due 05/15/26 699 523
Invacare Corp.
5.000% due 11/15/24 505 432
Ionis Pharmaceuticals, Inc.
0.125% due 12/15/24 (Þ) 1,329 1,221
JetBlue Airways Corp.
0.500% due 04/01/26 511 378
JPMorgan Chase & Co.
Series CC
7.020% due 12/31/99 (USD 3 Month
LIBOR + 2.580%)(Ê)(ƒ) 50 48
Kaman Corp.
3.250% due 05/01/24 1,859 1,739
Kinder Morgan Energy Partners, LP
4.700% due 11/01/42 290 222
L Brands, Inc.
Series WI
6.875% due 11/01/35 125 105
LendingTree, Inc.
0.500% due 07/15/25 426 304
Levi Strauss & Co.
3.500% due 03/01/31 (Ñ)(Þ) 561 449
Liberty Broadband Corp.
1.250% due 09/30/50 2,391 2,275
Liberty Media Corp.
2.125% due 03/31/48 (Þ) 2,566 2,421
Livongo Health, Inc.
0.875% due 06/01/25 693 597
Lyft, Inc.
1.500% due 05/15/25 460 405
MFA Financial, Inc.
6.250% due 06/15/24 1,140 1,010
Mozart Debt Merger Sub, Inc.
3.875% due 04/01/29 (Þ) 106 87
Nabors Industries, Inc.
0.750% due 01/15/24 (Ñ) 1,464 1,356
NeoGenomics, Inc.
1.250% due 05/01/25 396 327
0.250% due 01/15/28 171 103
Novelis Corp.
4.750% due 01/30/30 (Þ) 197 167
3.875% due 08/15/31 (Þ) 81 63
OneMain Finance Corp.
3.500% due 01/15/27 71 58
3.875% due 09/15/28 9 7
4.000% due 09/15/30 14 11
PennyMac Mortgage Investment Trust
5.500% due 11/01/24 2,316 2,086
Plains All American Pipeline, LP

Russell Investment Company
Multi-Asset Growth Strategy Fund
Schedule of Investments, continued — October 31, 2022
See accompanying notes which are an integral part of the financial statements.
806 Multi-Asset Growth Strategy Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series B
6.125% due 12/31/99 (USD 3 Month
LIBOR + 4.110%)(Ê)(ƒ) 756 628
Post Holdings, Inc.
4.625% due 04/15/30 (Þ) 52 44
4.500% due 09/15/31 (Þ) 246 203
Range Resources Corp.
Series WI
4.875% due 05/15/25 132 127
RingCentral, Inc.
4.905% due 03/01/25 (Þ) 990 824
RWT Holdings, Inc.
5.750% due 10/01/25 1,784 1,431
Seagate HDD Cayman
3.375% due 07/15/31 177 126
Sealed Air Corp.
4.000% due 12/01/27 (Þ) 400 356
Snap, Inc.
7.211% due 05/01/27 (Þ) 149 103
SoFi Technologies, Inc.
8.124% due 10/15/26 (Þ) 1,323 947
Spotify Technology SA
4.125% due 03/15/26 1,854 1,472
Sunrun, Inc.
10.932% due 02/01/26 131 87
Taylor Morrison Communities, Inc.
5.125% due 08/01/30 (Þ) 255 212
TerraForm Power Operating LLC
4.750% due 01/15/30 (Þ) 307 276
T-Mobile USA, Inc.
Series WI
2.250% due 11/15/31 32 24
TripAdvisor, Inc.
0.250% due 04/01/26 1,301 1,034
Western Digital Corp.
1.500% due 02/01/24 2,984 2,839
2.850% due 02/01/29 74 57
3.100% due 02/01/32 53 37
WisdomTree Investments, Inc.
3.250% due 06/15/26 519 464
46,007
International Debt - 5.5%
Abu Dhabi Government International
Bond
Series REGS
1.700% due 03/02/31 1,129 888
AerCap Holdings NV
5.875% due 10/10/79 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.535%)(Ê) 300 270
AerCap Ireland Capital DAC / AerCap
Global Aviation Trust
3.650% due 07/21/27 225 196
Akbank TAS
Series REGS
5.125% due 03/31/25 200 180
Angola Government International Bond
Series REGS
8.750% due 04/14/32 528 425
Ardagh Metal Packaging Finance USA
LLC / Ardagh Metal Packaging
Finance PLC
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series REGS
3.000% due 09/01/29 100 71
Argentine Republic Government
International Bond
4.875% due 07/09/29 (~)(Ê) 1,467 350
Ashland Services BV
Series REGS
2.000% due 01/30/28 150 121
Azerbaijan Government International
Bond
Series REGS
3.500% due 09/01/32 351 282
Bahrain Government International
Bond
Series REGS
5.250% due 01/25/33 1,268 989
Banco BTG Pactual SA
Series REGS
2.750% due 01/11/26 200 175
Barclays Bank PLC
6.278% due 12/29/49 (USD 3 Month
LIBOR + 1.550%)(Ê)(ƒ) 120 116
Berry Global, Inc.
Series REGS
1.000% due 01/15/25 3 00 272
1.500% due 01/15/27 370 305
Bharti Airtel, Ltd.
Series REGS
4.375% due 06/10/25 200 190
BNP Paribas SA
Series REGS
4.500% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.944%)(Ê)(ƒ) 200 139
Brazilian Government International
Bond
2.875% due 06/06/25 802 752
4.750% due 01/14/50 521 348
Catalent Pharma Solutions, Inc.
Series REGS
2.375% due 03/01/28 506 418
Cemex SAB de CV
Series REGS
3.875% due 07/11/31 200 152
Chile Government International Bond
2.550% due 07/27/33 1,359 1,011
China Ping An Insurance Overseas
Holdings, Ltd.
2.850% due 08/12/31 200 130
Colombia Government International
Bond
3.250% due 04/22/32 1,355 899
Costa Rica Government International
Bond
Series REGS
7.000% due 04/04/44 334 284
Country Garden Holdings Co., Ltd.
5.625% due 01/14/30 200 14
Credit Suisse Group AG
4.500% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.554%)(Ê)(ƒ) 200 119

Russell Investment Company
Multi-Asset Growth Strategy Fund
Schedule of Investments, continued — October 31, 2022
See accompanying notes which are an integral part of the financial statements.
Multi-Asset Growth Strategy Fund 807
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
DNB Bank ASA
4.875% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.140%)(Ê)(ƒ) 405 379
Dominican Republic Government
International Bond
Series REGS
6.000% due 02/22/33 1,106 926
Ecuador Government International
Bond
Series REGS
6.000% due 07/31/30 (~)(Ê) 190 101
3.500% due 07/31/35 (~)(Ê) 902 330
Egypt Government International Bond
Series REGS
7.625% due 05/29/32 506 324
7.903% due 02/21/48 602 340
EIG Pearl Holdings SARL
Series REGS
3.545% due 08/31/36 257 197
El Salvaor Government International
Bond
Series REGS
9.500% due 07/15/52 374 140
Enbridge, Inc.
5.500% due 07/15/77 (USD 3 Month
LIBOR + 3.418%)(Ê) 118 101
Eskom Holdings SOC, Ltd.
4.314% due 07/23/27 200 167
Series REGS
8.450% due 08/10/28 221 193
Export-Import Bank of India
2.250% due 01/13/31 316 232
Falabella SA
Series REGS
3.375% due 01/15/32 200 143
Freeport Indonesia PT
Series REGS
5.315% due 04/14/32 200 168
Gabon Government International Bond
Series REGS
7.000% due 11/24/31 200 139
Galaxy Pipeline Assets Bidco, Ltd.
Series REGS
2.940% due 09/30/40 574 430
Ghana Government International Bond
Series REGS
7.875% due 02/11/35 903 253
Graphic Packaging International LLC
2.625% due 02/01/29 (Þ) 100 80
Greenko Power II, Ltd.
Series REGS
4.300% due 12/13/28 196 151
Guatemala Government International
Bond
Series REGS
5.250% due 08/10/29 318 293
4.650% due 10/07/41 200 147
HSBC Bank PLC
3.127% due 06/29/49 100 71
Hungary Government International
Bond
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series REGS
2.125% due 09/22/31 768 549
Indonesia Government International
Bond
3.550% due 03/31/32 1,641 1,400
ING Groep NV
Series NC10
4.250% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.862%)(Ê)(ƒ) 200 124
IQVIA, Inc.
2.250% due 03/15/29 (Þ) 248 199
Series REGS
2.250% due 03/15/29 276 221
Itau Unibanco Holding SA
3.875% due 04/15/31 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.446%)(Ê)(Þ) 200 172
Ivory Coast Government International
Bond
Series REGS
5.750% due 12/31/32 (~)(Ê) 143 126
Jordan Government International Bond
Series REGS
7.375% due 10/10/47 299 224
Kazakhstan Government International
Bond
Series REGS
4.875% due 10/14/44 482 368
KazMunayGas National Co. JSC
Series REGS
3.500% due 04/14/33 347 233
Klabin Austria GmbH
Series REGS
3.200% due 01/12/31 200 151
Kraft Heinz Foods Co.
4.125% due 07/01/27 200 212
KSA Sukuk, Ltd.
5.268% due 10/25/28 (Þ) 561 565
Series REGS
2.250% due 05/17/31 771 623
Lebanon Government International
Bond
Series REGS
6.650% due 11/03/28 1,365 80
MDGH - GMTN BV
5.500% due 04/28/33 (Þ) 230 228
Mexico Government International
Bond
2.659% due 05/24/31 1,251 968
Millicom International Cellular SA
Series REGS
4.500% due 04/27/31 200 150
Mongolia Government International
Bond
Series REGS
4.450% due 07/07/31 205 129
Morocco Government International
Bond
Series REGS
4.000% due 12/15/50 244 144
MPT Operating Partnership, LP / MPT
Finance Corp.

Russell Investment Company
Multi-Asset Growth Strategy Fund
Schedule of Investments, continued — October 31, 2022
See accompanying notes which are an integral part of the financial statements.
808 Multi-Asset Growth Strategy Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
3.692% due 06/05/28 397 318
NatWest Group PLC
4.600% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.100%)(Ê)(ƒ) 200 129
Netflix, Inc.
Series REGS
3.625% due 06/15/30 300 269
Network i2i, Ltd.
Series REGS
5.650% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.274%)(Ê)(ƒ) 200 176
Nigeria Government International Bond
Series REGS
7.375% due 09/28/33 945 569
Olympus Water US Holding Corp.
Series REGS
5.375% due 10/01/29 110 76
Oman Government International Bond
Series REGS
6.750% due 10/28/27 522 523
7.000% due 01/25/51 600 511
Orbia Advance Corp. SAB de CV
Series REGS
2.875% due 05/11/31 200 148
Pakistan Government International
Bond
Series REGS
7.375% due 04/08/31 502 156
Panama Government International
Bond
2.252% due 09/29/32 1,139 790
3.870% due 07/23/60 215 124
Paraguay Government International
Bond
Series REGS
2.739% due 01/29/33 384 286
Peruvian Government International
Bond
2.783% due 01/23/31 987 778
3.550% due 03/10/51 104 68
Petroleos del Peru SA
Series REGS
5.625% due 06/19/47 216 139
Petroleos Mexicanos
Series WI
6.700% due 02/16/32 1,449 1,096
6.750% due 09/21/47 425 256
Petronas Capital, Ltd.
Series REGS
2.480% due 01/28/32 903 718
Petronas Energy Canada, Ltd.
Series REGS
2.112% due 03/23/28 250 214
Philippine Government International
Bond
5.170% due 10/13/27 200 199
1.950% due 01/06/32 1,394 1,048
Qatar Government International Bond
Series REGS
3.750% due 04/16/30 477 443
4.400% due 04/16/50 494 415
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Qatar Petroleum
Series REGS
2.250% due 07/12/31 478 384
Republic of Kenya Government
International Bond
Series REGS
8.000% due 05/22/32 428 298
Republic of South Africa Government
International Bond
5.875% due 04/20/32 315 269
5.750% due 09/30/49 697 462
Romania Government International
Bond
Series REGS
3.625% due 03/27/32 482 355
4.000% due 02/14/51 286 167
Sappi Papier Holding GmbH
Series REGS
7.500% due 06/15/32 160 142
Saudi Arabian Oil Co.
Series REGS
1.625% due 11/24/25 368 329
Saudi Government International Bond
Series REGS
3.250% due 11/17/51 273 176
Senegal Government International
Bond
Series REGS
6.750% due 03/13/48 288 183
Shimao Group Holdings, Ltd.
4.600% due 07/13/30 (~)(Ê) 200 7
Shopify, Inc.
0.125% due 11/01/25 489 411
Silgan Holdings, Inc.
Series WI
2.250% due 06/01/28 400 320
Southern Co. (The)
1.875% due 09/15/81 (EUR Swap
Annual [versus 6 Month EURIBOR]
5 Year Rate + 2.108%)(Ê) 100 71
SPCM SA
3.125% due 03/15/27 (Þ) 200 176
3.375% due 03/15/30 (Þ) 200 159
Stora Enso OYJ
7.250% due 04/15/36 (Þ) 200 205
Series REGS
7.250% due 04/15/36 150 154
Summit Digitel Infrastructure Private,
Ltd.
Series REGS
2.875% due 08/12/31 200 137
Suzano Austria GmbH
Series DM3N
3.125% due 01/15/32 200 147
Telecom Italia Capital SA
6.000% due 09/30/34 70 51
Turk Telekomunikasyon AS
Series REGS
4.875% due 06/19/24 230 202
Turkey Government International Bond
4.750% due 01/26/26 631 552
5.950% due 01/15/31 452 346
4.875% due 04/16/43 599 350
5.750% due 05/11/47 571 351

Russell Investment Company
Multi-Asset Growth Strategy Fund
Schedule of Investments, continued — October 31, 2022
See accompanying notes which are an integral part of the financial statements.
Multi-Asset Growth Strategy Fund 809
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Turkiye Vakiflar Bankasi TAO
Series REGS
5.250% due 02/05/25 200 179
Ukraine Government International
Bond
Series REGS
9.750% due 11/01/30 (~)(Ê) 1,290 231
UPC Broadband Finco BV
4.875% due 07/15/31 (Þ) 200 168
Uruguay Government International
Bond
4.375% due 01/23/31 152 145
5.750% due 10/28/34 619 630
4.975% due 04/20/55 280 243
Vale Overseas, Ltd.
3.750% due 07/08/30 100 82
VNET Group, Inc.
1.000% due 02/01/26 142 117
VTR Comunicaciones SpA
Series REGS
4.375% due 04/15/29 200 112
Wix.com, Ltd.
0.000% due 08/15/25 (Þ) 116 96
Zambia Government International
Bond
Series REGS
5.375% due 09/20/99(Ø)(Æ) 200 68
39,191
Mortgage-Backed Securities - 30.1%
Fannie Mae
30 Year TBA(Ï)
3.500% 2,000 1,758
4.500% 12,000 11,256
5.000% 95,000 91,536
5.500% 59,000 38,386
Fannie Mae REMICS
Series 2010-35 Class SG
Interest Only STRIPS
6.232% due 04/25/40 (-1 x USD 1
Month LIBOR + 6.400%)(Ê) 877 94
Series 2010-99 Class NI
Interest Only STRIPS
6.000% due 09/25/40 1,637 322
Series 2010-109 Class IM
Interest Only STRIPS
5.500% due 09/25/40 2,368 444
Series 2011-101 Class SA
Interest Only STRIPS
5.732% due 10/25/41 (USD 1 Month
LIBOR + 5.900%)(Ê) 942 78
Series 2011-134 Class SP
Interest Only STRIPS
5.832% due 02/25/41 (-1 x USD 1
Month LIBOR + 6.000%)(Ê) 1,302 50
Series 2012-62 Class MI
Interest Only STRIPS
4.000% due 03/25/41 160 6
Series 2012-116 Class SA
Interest Only STRIPS
7.032% due 10/25/42 (-1 x USD 1
Month LIBOR + 7.200%)(Ê) 2,616 312
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2013-7 Class SA
Interest Only STRIPS
6.532% due 02/25/43 (-1 x USD 1
Month LIBOR + 6.700%)(Ê) 3,800 565
Series 2013-35 Class PI
Interest Only STRIPS
3.000% due 02/25/42 127 3
Series 2013-40 Class YI
Interest Only STRIPS
3.500% due 06/25/42 2 —
Series 2013-57 Class IQ
Interest Only STRIPS
3.000% due 06/25/41 246 10
Series 2013-107 Class SB
Interest Only STRIPS
5.782% due 02/25/43 (USD 1 Month
LIBOR + 5.950%)(Ê) 2,071 207
Series 2015-34 Class QI
Interest Only STRIPS
5.000% due 06/25/45 653 125
Series 2015-35 Class IA
Interest Only STRIPS
5.000% due 06/25/45 1,018 209
Series 2015-69 Class IO
Interest Only STRIPS
6.000% due 09/25/45 1,582 382
Series 2016-8 Class SA
Interest Only STRIPS
5.882% due 03/25/46 (USD 1 Month
LIBOR + 6.050%)(Ê) 3,119 293
Series 2016-54 Class SD
Interest Only STRIPS
5.832% due 08/25/46 (-1 x USD 1
Month LIBOR + 6.000%)(Ê) 2,421 228
Series 2016-61 Class BS
Interest Only STRIPS
5.932% due 09/25/46 (-1 x USD 1
Month LIBOR + 6.100%)(Ê) 4,393 248
Series 2016-65 Class CS
Interest Only STRIPS
5.932% due 09/25/46 (-1 x USD 1
Month LIBOR + 6.100%)(Ê) 2,822 228
Series 2016-83 Class BS
Interest Only STRIPS
5.932% due 11/25/46 (-1 x USD 1
Month LIBOR + 6.100%)(Ê) 3,744 328
Series 2017-32 Class IP
Interest Only STRIPS
4.500% due 05/25/47 3,024 560
Series 2018-1 Class AI
Interest Only STRIPS
5.000% due 02/25/48 2,159 424
Series 2018-3 Class PI
Interest Only STRIPS
4.000% due 02/25/48 412 74
Series 2018-36 Class IO
Interest Only STRIPS
5.000% due 06/25/48 1,281 209

Russell Investment Company
Multi-Asset Growth Strategy Fund
Schedule of Investments, continued — October 31, 2022
See accompanying notes which are an integral part of the financial statements.
810 Multi-Asset Growth Strategy Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2018-47 Class SA
Interest Only STRIPS
6.082% due 07/25/48 (-1 x USD 1
Month LIBOR + 6.250%)(Ê) 1,966 156
Series 2018-62 Class SB
Interest Only STRIPS
6.032% due 09/25/48 (-1 x USD 1
Month LIBOR + 6.200%)(Ê) 2,602 267
Series 2018-95 Class SA
Interest Only STRIPS
5.982% due 01/25/49 (-1 x USD 1
Month LIBOR + 6.150%)(Ê) 2,351 188
Series 2018-95 Class SL
Interest Only STRIPS
5.982% due 01/25/49 (-1 x USD 1
Month LIBOR + 6.150%)(Ê) 1,873 160
Series 2019-13 Class IO
Interest Only STRIPS
4.500% due 03/25/49 629 37
Series 2019-17 Class LI
Interest Only STRIPS
4.500% due 04/25/49 742 85
Series 2019-26 Class SM
Interest Only STRIPS
5.882% due 06/25/49 (-1 x USD 1
Month LIBOR + 6.050%)(Ê) 1,664 168
Series 2019-41 Class SK
Interest Only STRIPS
5.964% due 08/25/49 (-1 x USD 1
Month LIBOR + 6.050%)(Ê) 2,462 243
Series 2019-42 Class SA
Interest Only STRIPS
5.964% due 08/25/49 (-1 x USD 1
Month LIBOR + 6.050%)(Ê) 1,429 131
Series 2019-43 Class KS
Interest Only STRIPS
5.882% due 08/25/49 (-1 x USD 1
Month LIBOR + 6.050%)(Ê) 2,236 191
Series 2019-45 Class SD
Interest Only STRIPS
5.882% due 08/25/49 (-1 x USD 1
Month LIBOR + 6.050%)(Ê) 1,098 82
Series 2019-50 Class SN
Interest Only STRIPS
5.878% due 09/25/49 (-1 x USD 1
Month LIBOR + 6.050%)(Ê) 2,037 201
Series 2019-51 Class KS
Interest Only STRIPS
5.902% due 09/25/49 (-1 x USD 1
Month LIBOR + 6.050%)(Ê) 2,017 187
Series 2019-57 Class SG
Interest Only STRIPS
5.964% due 10/25/49 (-1 x USD 1
Month LIBOR + 6.050%)(Ê) 3,258 291
Series 2019-73 Class SC
Interest Only STRIPS
5.882% due 12/25/49 (-1 x USD 1
Month LIBOR + 6.050%)(Ê) 2,011 206
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2019-83 Class QS
Interest Only STRIPS
5.858% due 01/25/50 (-1 x USD 1
Month LIBOR + 5.950%)(Ê) 2,925 319
Series 2020-24 Class IB
Interest Only STRIPS
3.000% due 04/25/50 5,580 824
Series 2020-31 Class CI
Interest Only STRIPS
5.000% due 05/25/50 3,917 718
Series 2020-35 Class SC
Interest Only STRIPS
5.968% due 06/25/50 (-1 x USD 1
Month LIBOR + 6.070%)(Ê) 3,199 291
Series 2020-41 Class SE
Interest Only STRIPS
5.970% due 06/25/50 (-1 x USD 1
Month LIBOR + 6.100%)(Ê) 3,577 288
Series 2020-47 Class ID
Interest Only STRIPS
4.000% due 07/25/50 3,068 641
Series 2020-62 Class CI
Interest Only STRIPS
4.000% due 06/25/48 3,318 652
Series 2020-73 Class IJ
Interest Only STRIPS
3.000% due 10/25/50 3,833 606
Series 2020-93 Class WI
Interest Only STRIPS
5.000% due 06/25/50 2,313 480
Series 2021-17 Class GI
Interest Only STRIPS
4.000% due 02/25/51 2,247 439
Series 2021-18 Class IY
Interest Only STRIPS
4.500% due 08/25/49 1,420 297
Series 2021-56 Class IB
Interest Only STRIPS
2.500% due 09/25/51 5,144 531
Series 2021-56 Class IL
Interest Only STRIPS
3.000% due 03/25/51 4,519 673
Series 2021-94 Class AI
Interest Only STRIPS
3.000% due 01/25/52 4,967 717
Series 2022-13 Class IO
Interest Only STRIPS
2.500% due 12/25/51 3,080 393
Series 2022-43 Class SB
Interest Only STRIPS
4.615% due 07/25/52 (-1 x SOFR 30
Day Average + 5.400%)(Ê) 7,060 490
Fannie Mae Strips
Series 2009-397
Interest Only STRIPS
5.000% due 09/25/39 229 42
Series 2010-404
Interest Only STRIPS
4.500% due 05/25/40 161 35
Freddie Mac REMICS

Russell Investment Company
Multi-Asset Growth Strategy Fund
Schedule of Investments, continued — October 31, 2022
See accompanying notes which are an integral part of the financial statements.
Multi-Asset Growth Strategy Fund 811
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2011-3919 Class SA
Interest Only STRIPS
6.315% due 09/15/41 (USD 1 Month
LIBOR + 6.500%)(Ê) 1,457 149
Series 2011-3927 Class IP
Interest Only STRIPS
4.500% due 06/15/40 166 5
Series 2012-4000 Class LI
Interest Only STRIPS
4.000% due 02/15/42 163 17
Series 2012-4016 Class SC
Interest Only STRIPS
6.315% due 03/15/42 (-1 x USD 1
Month LIBOR + 6.500%)(Ê) 690 72
Series 2013-4265 Class SD
Interest Only STRIPS
5.915% due 01/15/35 (USD 1 Month
LIBOR + 6.100%)(Ê) 1,684 108
Series 2015-4425 Class EI
Interest Only STRIPS
4.000% due 01/15/45 957 166
Series 2015-4452 Class QI
Interest Only STRIPS
4.000% due 11/15/44 1,540 257
Series 2016-4560 Class IO
Interest Only STRIPS
5.810% due 05/15/39 (~)(Ê) 843 136
Series 2016-4596 Class CS
Interest Only STRIPS
5.915% due 06/15/46 (-1 x USD 1
Month LIBOR + 6.100%)(Ê) 3,030 193
Series 2016-4604 Class QI
Interest Only STRIPS
3.500% due 07/15/46 1,012 200
Series 2017-4678 Class MS
Interest Only STRIPS
5.915% due 04/15/47 (-1 x USD 1
Month LIBOR + 6.100%)(Ê) 585 70
Series 2017-4697 Class YI
Interest Only STRIPS
3.500% due 07/15/47 609 75
Series 2017-4731 Class QS
Interest Only STRIPS
6.015% due 11/15/47 (-1 x USD 1
Month LIBOR + 6.200%)(Ê) 759 78
Series 2017-4749 Class IP
Interest Only STRIPS
4.000% due 02/15/47 1,950 323
Series 2018-4801 Class IG
Interest Only STRIPS
3.000% due 06/15/48 1,316 196
Series 2018-4808 Class SD
Interest Only STRIPS
6.015% due 07/15/48 (-1 x USD 1
Month LIBOR + 6.200%)(Ê) 1,723 179
Series 2019-4900 Class SH
Interest Only STRIPS
5.898% due 07/25/49 (-1 x USD 1
Month LIBOR + 6.050%)(Ê) 2,829 213
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2019-4911 Class SB
Interest Only STRIPS
5.966% due 09/25/49 (-1 x USD 1
Month LIBOR + 6.050%)(Ê) 1,955 188
Series 2019-4915 Class SD
Interest Only STRIPS
5.964% due 09/25/49 (-1 x USD 1
Month LIBOR + 6.050%)(Ê) 2,394 242
Series 2019-4919 Class SP
Interest Only STRIPS
5.888% due 09/25/49 (-1 x USD 1
Month LIBOR + 6.050%)(Ê) 3,308 338
Series 2019-4928 Class S
Interest Only STRIPS
5.815% due 11/25/49 (USD 1 Month
LIBOR + 6.000%)(Ê) 1,186 119
Series 2020-4964 Class IA
Interest Only STRIPS
4.500% due 03/25/50 3,334 829
Series 2020-4976 Class MI
Interest Only STRIPS
4.500% due 05/25/50 3,832 815
Series 2020-4979 Class SN
Interest Only STRIPS
5.865% due 06/25/50 (-1 x USD 1
Month LIBOR + 6.050%)(Ê) 1,933 164
Series 2020-4979 Class YS
Interest Only STRIPS
5.900% due 06/25/50 (-1 x USD 1
Month LIBOR + 6.050%)(Ê) 1,288 118
Series 2020-4982 Class DI
Interest Only STRIPS
4.000% due 06/25/50 2,589 414
Series 2020-4991 Class IE
Interest Only STRIPS
5.000% due 07/25/50 2,513 488
Series 2020-5007 Class IC
Interest Only STRIPS
5.000% due 08/25/50 2,766 626
Series 2020-5007 Class SK
Interest Only STRIPS
5.952% due 08/25/50 (-1 x USD 1
Month LIBOR + 6.100%)(Ê) 1,408 163
Series 2020-5010 Class IE
Interest Only STRIPS
4.000% due 09/25/50 4,372 816
Series 2020-5011 Class SA
Interest Only STRIPS
6.089% due 09/25/50 (-1 x USD 1
Month LIBOR + 6.250%)(Ê) 3,774 419
Series 2020-5023 Class TS
Interest Only STRIPS
6.094% due 10/25/50 (-1 x USD 1
Month LIBOR + 6.250%)(Ê) 3,351 472
Series 2020-5049 Class AI
Interest Only STRIPS
4.500% due 12/25/50 3,043 625
Series 2020-5060 Class EI
Interest Only STRIPS
3.500% due 01/25/51 4,204 822

Russell Investment Company
Multi-Asset Growth Strategy Fund
Schedule of Investments, continued — October 31, 2022
See accompanying notes which are an integral part of the financial statements.
812 Multi-Asset Growth Strategy Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2021-5072 Class MI
Interest Only STRIPS
3.500% due 01/25/51 1,710 300
Series 2021-5082 Class IQ
Interest Only STRIPS
3.000% due 03/25/51 5,061 763
Series 2021-5119 Class IB
Interest Only STRIPS
3.000% due 06/25/41 5,396 602
Series 2021-5128 Class IE
Interest Only STRIPS
4.500% due 07/25/51 2,927 659
Series 2021-5170 Class IC
Interest Only STRIPS
4.500% due 08/25/50 2,378 456
Series 2021-5178 Class IB
Interest Only STRIPS
4.000% due 11/25/51 2,319 453
Ginnie Mae II
4.000% due 2050 13 12
5.000% due 2050 162 158
30 Year TBA(Ï)
3.000% 2,000 1,741
4.000% 2,000 1,843
4.500% 3,000 2,843
Ginnie Mae REMICS
Series 2009-121 Class CI
Interest Only STRIPS
4.500% due 12/16/39 1,656 326
Series 2010-35 Class QI
Interest Only STRIPS
4.500% due 03/20/40 2,636 522
Series 2010-35 Class UI
Interest Only STRIPS
5.000% due 03/20/40 2,615 492
Series 2010-H19 Class BI
Interest Only STRIPS
1.426% due 08/20/60 (~)(Ê) 1,897 64
Series 2010-H22 Class CI
Interest Only STRIPS
2.342% due 10/20/60 (~)(Ê) 607 26
Series 2011-135 Class DI
Interest Only STRIPS
5.000% due 04/16/40 2,036 407
Series 2011-137 Class MI
Interest Only STRIPS
4.000% due 01/20/41 195 12
Series 2012-129 Class IO
Interest Only STRIPS
4.500% due 11/16/42 460 80
Series 2012-140 Class IC
Interest Only STRIPS
3.500% due 11/20/42 884 129
Series 2012-H06 Class AI
Interest Only STRIPS
1.302% due 01/20/62 (~)(Ê) 3,536 86
Series 2012-H18 Class NI
Interest Only STRIPS
1.414% due 08/20/62 (~)(Ê) 8,851 225
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2013-67 Class IP
Interest Only STRIPS
4.000% due 04/16/43 2,179 393
Series 2013-79 Class PI
Interest Only STRIPS
3.500% due 04/20/43 295 46
Series 2013-82 Class TI
Interest Only STRIPS
3.500% due 05/20/43 3,559 490
Series 2013-H08 Class BI
Interest Only STRIPS
1.665% due 03/20/63 (~)(Ê) 4,310 203
Series 2013-H14 Class XI
Interest Only STRIPS
1.612% due 03/20/63 (~)(Ê) 656 19
Series 2014-131 Class BS
Interest Only STRIPS
6.005% due 09/16/44 (-1 x USD 1
Month LIBOR + 6.200%)(Ê) 1,890 240
Series 2014-137 Class ID
Interest Only STRIPS
5.500% due 09/16/44 752 145
Series 2014-184 Class DI
Interest Only STRIPS
5.500% due 12/16/44 2,346 485
Series 2014-188 Class IB
Interest Only STRIPS
4.000% due 12/20/44 1,614 197
Series 2014-H24 Class BI
Interest Only STRIPS
1.606% due 11/20/64 (~)(Ê) 9,026 366
Series 2014-H25 Class BI
Interest Only STRIPS
1.662% due 12/20/64 (~)(Ê) 1,392 52
Series 2015-20 Class PI
Interest Only STRIPS
3.500% due 02/20/45 1,461 264
Series 2015-24 Class AI
Interest Only STRIPS
3.500% due 12/20/37 110 1
Series 2015-69 Class IO
Interest Only STRIPS
5.000% due 05/20/45 1,105 198
Series 2015-131 Class MI
Interest Only STRIPS
3.500% due 09/20/45 368 45
Series 2015-165 Class IC
Interest Only STRIPS
3.500% due 07/16/41 836 45
Series 2015-167 Class BI
Interest Only STRIPS
4.500% due 04/16/45 443 88
Series 2015-182 Class IC
Interest Only STRIPS
4.500% due 12/20/45 2,371 493
Series 2015-187 Class JI
Interest Only STRIPS
4.000% due 03/20/45 869 137

Russell Investment Company
Multi-Asset Growth Strategy Fund
Schedule of Investments, continued — October 31, 2022
See accompanying notes which are an integral part of the financial statements.
Multi-Asset Growth Strategy Fund 813
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2015-H04 Class AI
Interest Only STRIPS
2.348% due 12/20/64 (~)(Ê) 644 25
Series 2015-H09 Class BI
Interest Only STRIPS
1.660% due 03/20/65 (~)(Ê) 376 14
Series 2015-H10 Class CI
Interest Only STRIPS
1.777% due 04/20/65 (~)(Ê) 1,043 46
Series 2015-H13 Class AI
Interest Only STRIPS
2.172% due 06/20/65 (~)(Ê) 1,580 66
Series 2015-H15 Class JI
Interest Only STRIPS
1.935% due 06/20/65 (~)(Ê) 758 39
Series 2015-H25 Class AI
Interest Only STRIPS
1.583% due 09/20/65 (~)(Ê) 957 36
Series 2016-42 Class IO
Interest Only STRIPS
5.000% due 02/20/46 142 28
Series 2016-75 Class EI
Interest Only STRIPS
3.500% due 08/20/45 850 104
Series 2016-77 Class SC
Interest Only STRIPS
5.910% due 10/20/45 (USD 1 Month
LIBOR + 6.100%)(Ê) 550 45
Series 2016-77 Class SL
Interest Only STRIPS
5.960% due 03/20/43 (USD 1 Month
LIBOR + 6.150%)(Ê) 251 4
Series 2016-79 Class IO
Interest Only STRIPS
3.500% due 06/20/46 333 52
Series 2016-150 Class I
Interest Only STRIPS
5.000% due 11/20/46 256 46
Series 2016-H01 Class AI
Interest Only STRIPS
2.366% due 01/20/66 (~)(Ê) 10,443 342
Series 2016-H04 Class KI
Interest Only STRIPS
2.260% due 02/20/66 (~)(Ê) 635 15
Series 2016-H08 Class AI
Interest Only STRIPS
2.317% due 08/20/65 (~)(Ê) 3,389 89
Series 2016-H13 Class EI
Interest Only STRIPS
1.177% due 04/20/66 (~)(Ê) 5,662 286
Series 2016-H21 Class AI
Interest Only STRIPS
2.265% due 09/20/66 (~)(Ê) 6,804 347
Series 2016-H22 Class AI
Interest Only STRIPS
3.140% due 10/20/66 (~)(Ê) 4,215 128
Series 2016-H24 Class AI
Interest Only STRIPS
2.889% due 11/20/66 (~)(Ê) 4,592 250
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2016-H24 Class KI
Interest Only STRIPS
2.009% due 11/20/66 (~)(Ê) 1,067 50
Series 2016-H27 Class BI
Interest Only STRIPS
2.482% due 12/20/66 (~)(Ê) 6,070 390
Series 2017-38 Class DI
Interest Only STRIPS
5.000% due 03/16/47 824 169
Series 2017-42 Class IC
Interest Only STRIPS
4.500% due 08/20/41 2,849 602
Series 2017-45 Class IM
Interest Only STRIPS
4.000% due 10/20/44 156 10
Series 2017-52 Class DI
Interest Only STRIPS
5.500% due 04/20/47 1,166 223
Series 2017-66 Class KI
Interest Only STRIPS
4.000% due 08/20/44 683 17
Series 2017-79 Class IB
Interest Only STRIPS
5.500% due 05/20/47 1,535 268
Series 2017-99 Class PI
Interest Only STRIPS
4.000% due 03/20/46 585 75
Series 2017-104 Class MI
Interest Only STRIPS
5.500% due 07/16/47 2,740 667
Series 2017-118 Class KI
Interest Only STRIPS
3.500% due 10/20/46 210 5
Series 2017-123 Class JI
Interest Only STRIPS
4.000% due 08/20/46 802 82
Series 2017-132 Class IA
Interest Only STRIPS
4.500% due 09/20/47 223 37
Series 2017-139 Class IG
Interest Only STRIPS
3.500% due 09/20/47 392 46
Series 2017-179 Class WI
Interest Only STRIPS
5.000% due 12/20/47 251 50
Series 2017-H02 Class BI
Interest Only STRIPS
2.425% due 01/20/67 (~)(Ê) 412 17
Series 2017-H03 Class AI
Interest Only STRIPS
2.524% due 12/20/66 (~)(Ê) 5,440 250
Series 2017-H03 Class CI
Interest Only STRIPS
2.393% due 12/20/66 (~)(Ê) 3,539 127
Series 2017-H03 Class DI
Interest Only STRIPS
2.715% due 12/20/66 (~)(Ê) 1,471 75
Series 2017-H03 Class EI
Interest Only STRIPS
2.479% due 01/20/67 (~)(Ê) 1,213 82

Russell Investment Company
Multi-Asset Growth Strategy Fund
Schedule of Investments, continued — October 31, 2022
See accompanying notes which are an integral part of the financial statements.
814 Multi-Asset Growth Strategy Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2017-H04 Class BI
Interest Only STRIPS
2.447% due 02/20/67 (~)(Ê) 4,243 281
Series 2017-H05 Class CI
Interest Only STRIPS
2.979% due 02/20/67 (~)(Ê) 1,657 90
Series 2017-H06 Class BI
Interest Only STRIPS
2.351% due 02/20/67 (~)(Ê) 3,620 192
Series 2017-H06 Class DI
Interest Only STRIPS
1.748% due 02/20/67 (~)(Ê) 3,610 158
Series 2017-H08 Class EI
Interest Only STRIPS
2.566% due 02/20/67 (~)(Ê) 1,172 54
Series 2017-H08 Class NI
Interest Only STRIPS
2.373% due 03/20/67 (~)(Ê) 3,777 167
Series 2017-H09 Class DI
Interest Only STRIPS
1.874% due 03/20/67 (~)(Ê) 2,997 163
Series 2017-H09 Class IO
Interest Only STRIPS
2.185% due 04/20/67 (~)(Ê) 3,211 120
Series 2017-H11 Class DI
Interest Only STRIPS
1.970% due 05/20/67 (~)(Ê) 1,151 56
Series 2017-H14 Class JI
Interest Only STRIPS
2.180% due 06/20/67 (~)(Ê) 291 25
Series 2017-H14 Class LI
Interest Only STRIPS
1.649% due 06/20/67 (~)(Ê) 2,742 136
Series 2017-H16 Class EI
Interest Only STRIPS
1.820% due 08/20/67 (~)(Ê) 5,713 246
Series 2017-H16 Class FI
Interest Only STRIPS
2.371% due 08/20/67 (~)(Ê) 10,664 360
Series 2017-H16 Class IB
Interest Only STRIPS
1.834% due 08/20/67 (~)(Ê) 1,878 55
Series 2017-H18 Class CI
Interest Only STRIPS
2.248% due 09/20/67 (~)(Ê) 330 27
Series 2017-H18 Class FI
Interest Only STRIPS
2.408% due 09/20/67 (~)(Ê) 8,113 516
Series 2017-H19 Class MI
Interest Only STRIPS
2.051% due 04/20/67 (~)(Ê) 4,566 286
Series 2017-H20 Class AI
Interest Only STRIPS
2.336% due 10/20/67 (~)(Ê) 5,032 267
Series 2017-H20 Class DI
Interest Only STRIPS
2.363% due 10/20/67 (~)(Ê) 3,589 197
Series 2017-H20 Class HI
Interest Only STRIPS
2.305% due 10/20/67 (~)(Ê) 2,070 110
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2017-H21 Class DI
Interest Only STRIPS
1.934% due 10/20/67 (~)(Ê) 11,572 297
Series 2017-H22 Class DI
Interest Only STRIPS
2.466% due 11/20/67 (~)(Ê) 4,474 278
Series 2017-H22 Class GI
Interest Only STRIPS
2.471% due 10/20/67 (~)(Ê) 4,752 337
Series 2017-H25 Class IO
Interest Only STRIPS
2.263% due 11/20/67 (~)(Ê) 2,560 119
Series 2018-21 Class IN
Interest Only STRIPS
5.000% due 02/20/48 1,294 308
Series 2018-67 Class SC
Interest Only STRIPS
6.010% due 05/20/48 (USD 1 Month
LIBOR + 6.200%)(Ê) 947 72
Series 2018-72 Class IC
Interest Only STRIPS
4.000% due 05/20/45 2,080 324
Series 2018-77 Class IO
Interest Only STRIPS
5.000% due 06/20/48 930 130
Series 2018-89 Class LS
Interest Only STRIPS
6.010% due 06/20/48 (-1 x USD 1
Month LIBOR + 6.200%)(Ê) 1,610 124
Series 2018-105 Class SG
Interest Only STRIPS
6.060% due 08/20/48 (USD 1 Month
LIBOR + 6.250%)(Ê) 1,042 76
Series 2018-127 Class IA
Interest Only STRIPS
3.500% due 04/20/42 1,055 93
Series 2018-127 Class ID
Interest Only STRIPS
5.000% due 07/20/45 2,207 349
Series 2018-H01 Class AI
Interest Only STRIPS
2.332% due 01/20/68 (~)(Ê) 3,064 167
Series 2018-H05 Class IE
Interest Only STRIPS
2.482% due 02/20/68 (~)(Ê) 3,719 219
Series 2018-H08 Class FI
Interest Only STRIPS
0.254% due 06/20/68 (~)(Ê) 5,460 365
Series 2019-6 Class SM
Interest Only STRIPS
5.860% due 01/20/49 (USD 1 Month
LIBOR + 6.050%)(Ê) 1,177 75
Series 2019-23 Class VS
Interest Only STRIPS
5.960% due 02/20/49 (-1 x USD 1
Month LIBOR + 6.150%)(Ê) 2,334 199
Series 2019-78 Class SJ
Interest Only STRIPS
5.860% due 06/20/49 (-1 x USD 1
Month LIBOR + 6.050%)(Ê) 160 9

Russell Investment Company
Multi-Asset Growth Strategy Fund
Schedule of Investments, continued — October 31, 2022
See accompanying notes which are an integral part of the financial statements.
Multi-Asset Growth Strategy Fund 815
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2019-78 Class SM
Interest Only STRIPS
5.910% due 06/20/49 (USD 1 Month
LIBOR + 6.100%)(Ê) 1,676 114
Series 2019-83 Class JS
Interest Only STRIPS
5.910% due 07/20/49 (-1 x USD 1
Month LIBOR + 6.100%)(Ê) 2,588 200
Series 2019-90 Class SJ
Interest Only STRIPS
5.948% due 07/20/49 (-1 x USD 1
Month LIBOR + 6.100%)(Ê) 2,936 215
Series 2019-96 Class SY
Interest Only STRIPS
5.651% due 08/20/49 (USD 1 Month
LIBOR + 6.100%)(Ê) 3,156 268
Series 2019-99 Class KS
Interest Only STRIPS
5.860% due 08/20/49 (-1 x USD 1
Month LIBOR + 6.050%)(Ê) 141 9
Series 2019-123 Class SL
Interest Only STRIPS
5.960% due 10/20/49 (-1 x USD 1
Month LIBOR + 6.150%)(Ê) 2,649 146
Series 2019-137 Class GI
Interest Only STRIPS
4.000% due 11/20/49 2,085 352
Series 2019-143 Class HS
Interest Only STRIPS
5.860% due 09/20/49 (USD 1 Month
LIBOR + 6.050%)(Ê) 1,371 102
Series 2019-H15 Class CI
Interest Only STRIPS
1.617% due 07/20/69 (~)(Ê) 4,840 188
Series 2019-H15 Class MI
Interest Only STRIPS
1.801% due 09/20/69 (~)(Ê) 4,608 255
Series 2020-7 Class IB
Interest Only STRIPS
4.000% due 01/20/50 3,692 595
Series 2020-32 Class IA
Interest Only STRIPS
3.883% due 03/16/47 (~)(Ê) 2,479 409
Series 2020-32 Class IV
Interest Only STRIPS
3.000% due 03/20/50 2,211 274
Series 2020-46 Class MI
Interest Only STRIPS
4.000% due 04/20/50 1,580 276
Series 2020-47 Class SA
Interest Only STRIPS
5.813% due 05/20/44 (USD 1 Month
LIBOR + 6.000%)(Ê) 4,835 418
Series 2020-78 Class DI
Interest Only STRIPS
4.000% due 06/20/50 3,819 704
Series 2020-79 Class DI
Interest Only STRIPS
3.500% due 06/20/50 4,977 889
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2020-84 Class ES
Interest Only STRIPS
6.004% due 06/20/50 (USD 1 Month
LIBOR + 6.150%)(Ê) 2,900 260
Series 2020-96 Class CS
Interest Only STRIPS
6.016% due 08/20/49 (USD 1 Month
LIBOR + 6.100%)(Ê) 2,077 163
Series 2020-148 Class AI
Interest Only STRIPS
2.500% due 10/20/50 6,135 788
Series 2020-148 Class AS
Interest Only STRIPS
6.154% due 10/20/50 (-1 x USD 1
Month LIBOR + 6.300%)(Ê) 3,033 308
Series 2020-186 Class DI
Interest Only STRIPS
3.000% due 12/20/50 4,221 629
Series 2020-188 Class QI
Interest Only STRIPS
3.000% due 10/20/50 2,845 419
Series 2020-H02 Class AI
Interest Only STRIPS
1.652% due 01/20/70 (~)(Ê) 12,477 651
Series 2021-42 Class IG
Interest Only STRIPS
3.000% due 03/20/51 1,782 256
Series 2021-49 Class SB
Interest Only STRIPS
6.193% due 03/20/51 (-1 x USD 1
Month LIBOR + 6.300%)(Ê) 2,375 255
Series 2021-58 Class SA
Interest Only STRIPS
5.706% due 04/20/51 (-1 x USD 1
Month LIBOR + 6.300%)(Ê) 2,983 283
Series 2021-59 Class SU
Interest Only STRIPS
6.184% due 04/20/51 (-1 x USD 1
Month LIBOR + 6.300%)(Ê) 3,500 359
Series 2021-77 Class IL
Interest Only STRIPS
3.000% due 07/20/50 3,034 415
Series 2021-77 Class SM
Interest Only STRIPS
6.199% due 05/20/51 (-1 x USD 1
Month LIBOR + 6.300%)(Ê) 2,137 220
Series 2021-116 Class YS
Interest Only STRIPS
6.112% due 09/20/50 (USD 1 Month
LIBOR + 6.200%)(Ê) 3,512 299
Series 2021-155 Class ID
Interest Only STRIPS
3.000% due 09/20/51 3,738 578
Series 2021-162 Class IO
Interest Only STRIPS
4.000% due 09/20/51 4,851 644
Series 2021-176 Class IK
Interest Only STRIPS
5.500% due 10/20/51 2,304 369

Russell Investment Company
Multi-Asset Growth Strategy Fund
Schedule of Investments, continued — October 31, 2022
See accompanying notes which are an integral part of the financial statements.
816 Multi-Asset Growth Strategy Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2021-209 Class TG
Interest Only STRIPS
4.500% due 11/20/51 5,993 771
Series 2021-214 Class DI
Interest Only STRIPS
3.500% due 12/20/51 4,680 652
Series 2021-H03 Class IM
Interest Only STRIPS
0.959% due 02/20/71 (~)(Ê) 13,020 366
Series 2021-H16 Class GI
Interest Only STRIPS
2.321% due 09/20/71 (~)(Ê) 4,852 236
Series 2022-23 Class UI
Interest Only STRIPS
5.000% due 02/20/52 1,941 325
Series 2022-45 Class DS
Interest Only STRIPS
5.650% due 11/20/49 (-1 x SOFR 30
Day Average + 5.700%)(Ê) 5,966 590
Series 2022-63 Class SB
Interest Only STRIPS
5.300% due 11/20/46 (-1 x SOFR 30
Day Average + 5.600%)(Ê) 4,190 272
213,338
Non-US Bonds - 1.3%
ABN AMRO Bank NV
4.750% due 12/31/99 (EUR Swap
Annual [versus 6 Month EURIBOR]
5 Year Rate + 3.898%)(Ê)(ƒ) EUR 400 322
Alpha Services and Holdings SA
5.500% due 06/11/31 (EUR Swap
Annual [versus 6 Month EURIBOR]
5 Year Rate + 5.823%)(Ê) EUR 100 79
Altice Financing SA
Series REGS
4.250% due 08/15/29 EUR 263 198
Altice France Holding SA
Series REGS
4.000% due 02/15/28 EUR 307 188
Arcelik AS
3.000% due 05/27/26 EUR 200 165
Ardagh Packaging Finance PLC /
Ardagh Holdings USA, Inc.
Series REGS
4.750% due 07/15/27 GBP 484 359
Banco BPM SpA
1.625% due 02/18/25 EUR 250 226
Bank of Cyprus PCL
2.500% due 06/24/27 (EUR Swap
Annual [versus 6 Month EURIBOR]
1 Year Rate + 2.785%)(Ê) EUR 100 78
Bank of Ireland Group PLC
1.375% due 08/11/31 (EUR Swap
Annual [versus 6 Month EURIBOR]
5 Year Rate + 1.650%)(Ê) EUR 200 161
BAWAG Group AG
5.000% due 12/31/99 (EUR Swap
Annual [versus 6 Month EURIBOR]
5 Year Rate + 4.415%)(Ê)(ƒ) EUR 200 162
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Caisse Nationale de Reassurance
Mutuelle Agricole Groupama
6.375% due 05/29/49 (3 Month
EURIBOR + 5.770%)(Ê)(ƒ) EUR 300 299
Canpack SA / Eastern PA Land
Investment Holding LLC
Series REGS
2.375% due 11/01/27 EUR 100 80
Cellnex Telecom SA
0.750% due 11/20/31 EUR 300 202
Cooperatieve Rabobank UA
3.250% due 12/31/99 (Ê)(ƒ)(~) EUR 400 324
Crown European Holdings SA
Series REGS
2.875% due 02/01/26 EUR 400 362
Deutsche Postbank Funding Trust III
2.110% due 06/29/49 (EURIBOR
ICE Swap Rate + 0.125%)(Ê)(ƒ) EUR 253 181
Electricite de France SA
6.000% due 12/31/99 (GBP Swap
[versus SONIA] 13 Year Rate +
4.235%)(Ê)(ƒ) GBP 400 374
Enel SpA
Series 9.5Y
1.875% due 12/31/99 (EUR Swap
Annual [versus 6 Month EURIBOR]
5 Year Rate + 2.011%)(Ê)(ƒ) EUR 200 131
Energias de Portugal SA
Series NC8
1.875% due 03/14/82 (EUR Swap
Annual [versus 6 Month EURIBOR]
5 Year Rate + 2.080%)(Ê) EUR 100 67
Eurofins Scientific SE
3.250% due 12/31/99 (3 Month
EURIBOR + 2.667%)(Ê)(ƒ) EUR 100 84
Faurecia SE
2.375% due 06/15/27 EUR 100 81
Goodyear Europe BV
Series REGS
2.750% due 08/15/28 EUR 122 97
Grifols Escrow Issuer SA
3.875% due 10/15/28 (Þ) EUR 100 75
Series REGS
3.875% due 10/15/28 EUR 484 363
Ibercaja Banco SA
2.750% due 07/23/30 (EUR Swap
Annual [versus 6 Month EURIBOR]
5 Year Rate + 2.882%)(Ê) EUR 100 81
Iliad SA
1.875% due 02/11/28 EUR 300 243
Infrastrutture Wireless Italiane SpA
Series GMTN
1.625% due 10/21/28 EUR 100 80
International Consolidated Airlines
Group SA
Series IAG
1.125% due 05/18/28 EUR 200 131
Intesa Sanpaolo SpA

Russell Investment Company
Multi-Asset Growth Strategy Fund
Schedule of Investments, continued — October 31, 2022
See accompanying notes which are an integral part of the financial statements.
Multi-Asset Growth Strategy Fund 817
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
4.125% due 12/31/99 (EUR Swap
Annual [versus 6 Month EURIBOR]
5 Year Rate + 4.274%)(Ê)(ƒ) EUR 250 170
Koninklijke KPN NV
2.000% due 12/31/99 (EUR Swap
Annual [versus 6 Month EURIBOR]
5 Year Rate + 2.344%)(Ê)(ƒ) EUR 100 90
La Banque Postale SA
3.000% due 12/31/99 (EUR Swap
Annual [versus 6 Month EURIBOR]
5 Year Rate + 3.121%)(Ê)(ƒ) EUR 400 263
Lagardere SA
1.750% due 10/07/27 EUR 100 94
Lorca Telecom Bondco SA
4.000% due 09/18/27 (Þ) EUR 100 87
4.000% due 09/18/27 EUR 100 87
Loxam SAS
Series REGS
4.500% due 02/15/27 EUR 100 88
Marks & Spencer PLC
4.500% due 07/10/27 GBP 267 245
Matterhorn Telecom SA
Series REGS
3.125% due 09/15/26 EUR 109 94
Nexi SpA
5.196% due 02/24/28 EUR 100 73
Orsted A/S
Series GBP
2.500% due 02/18/21 (U.K.
Government Bonds 5 Year Note
Generic Bid Yield + 2.136%)(Ê) GBP 100 71
Phoenix Group Holdings PLC
5.750% due 12/31/99 (U.K.
Government Bonds 5 Year Note
Generic Bid Yield + 4.169%)(Ê)(ƒ) GBP 200 173
Q-Park Holding I BV
Series REGS
2.000% due 03/01/27 EUR 109 85
Samhallsbyggnadsbolaget i Norden AB
2.624% due 12/31/99 (EUR Swap
Annual [versus 6 Month EURIBOR]
5 Year Rate + 2.814%)(Ê)(ƒ) EUR 100 34
2.625% due 12/31/99 (EUR Swap
Annual [versus 6 Month EURIBOR]
5 Year Rate + 3.227%)(Ê)(ƒ) EUR 100 34
SIG Combibloc PurchaseCo SARL
Series REGS
2.125% due 06/18/25 EUR 200 184
Smurfit Kappa Treasury ULC
1.000% due 09/22/33 EUR 113 75
SoftBank Group Corp.
3.125% due 09/19/25 EUR 100 87
Solvay SA
2.500% due 12/31/99 (EUR Swap
Annual [versus 6 Month EURIBOR]
5 Year Rate + 2.977%)(Ê)(ƒ) EUR 300 248
Telefonica Europe BV
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
2.376% due 12/31/99 (EUR Swap
Annual [versus 6 Month EURIBOR]
8 Year Rate + 2.616%)(Ê)(ƒ) EUR 200 146
TenneT Holding BV
2.374% due 12/31/99 (EUR Swap
Annual [versus 6 Month EURIBOR]
5 Year Rate + 2.719%)(Ê)(ƒ) EUR 100 89
Terna Rete Elettrica Nazionale SpA
2.375% due 12/31/99 (Ê)(ƒ)(~) EUR 100 78
UniCredit SpA
3.875% due 12/31/99 (EURIBOR
ICE Swap Rate + 4.081%)(Ê)(ƒ) EUR 200 140
UnipolSai Assicurazioni SpA
6.375% due 12/31/99 (EUR Swap
Annual [versus 6 Month EURIBOR]
5 Year Rate + 6.744%)(Ê)(ƒ) EUR 200 160
United Kingdom Gilt
3.000% due 01/31/24 GBP 200 221
Veolia Environnement SA
2.000% due 12/31/99 (EUR Swap
Annual [versus 6 Month EURIBOR]
5 Year Rate + 2.081%)(Ê)(ƒ) EUR 100 77
2.500% due 12/31/99 (EUR Swap
Annual [versus 6 Month EURIBOR]
5 Year Rate + 2.840%)(Ê)(ƒ) EUR 100 76
Verallia SA
1.875% due 11/10/31 EUR 200 145
Vmed O2 UK Financing I PLC
Series REGS
4.500% due 07/15/31 GBP 508 451
Volvo Car AB
2.000% due 01/24/25 EUR 200 187
VZ Vendor Financing II BV
Series REGS
2.875% due 01/15/29 EUR 300 219
Ziggo Bond Co. BV
Series REGS
3.375% due 02/28/30 EUR 150 109
9,573
United States Government Treasuries - 1.3%
United States Treasury Notes
0.250% due 03/15/24 4,538 4,275
0.250% due 08/31/25 5,666 5,040
9,315
Total Long-Term Investments
(cost $333,879) 317,424
Common Stocks - 50.9%
Consumer Discretionary - 6.5%
adidas AG 698 68
Advance Auto Parts, Inc. 1,802 342
Afya, Ltd. Class A(Æ) 13,335 197
Aisin Seiki Co., Ltd. 22,600 579
Alibaba Group Holding, Ltd.(Æ) 129,508 1,031
Amazon.com, Inc.(Æ) 25,993 2,663
Aoyama Trading Co., Ltd. 26,500 185
Autoliv, Inc. 19,199 1,543
AutoZone, Inc.(Æ) 78 198

Russell Investment Company
Multi-Asset Growth Strategy Fund
Schedule of Investments, continued — October 31, 2022
See accompanying notes which are an integral part of the financial statements.
818 Multi-Asset Growth Strategy Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Barnes & Noble Education, Inc.(Æ) 118,891 332
Best Buy Co., Inc. 2,196 150
BJ's Restaurants, Inc.(Æ) 36,115 1,186
Boyd Gaming Corp. 3,237 187
CALB Co., Ltd.(Æ)(Þ) 27,400 70
Carrols Restaurant Group, Inc.(Æ) 135,179 237
Charter Communications, Inc. Class
A(Æ)
355 130
Cheesecake Factory, Inc. (The) 13,575 486
China Tourism Group Duty Free Corp.,
Ltd. Class A
11,298 248
China Tourism Group Duty Free Corp.,
Ltd. Class H(Æ)(Þ)
14,700 290
Cie Financiere Richemont SA Class A 4,887 478
Citizen Watch Co., Ltd. 121,500 509
Comcast Corp. Class A 17,560 557
Comet Holding AG 137 22
Costco Wholesale Corp. 385 193
Davide Campari-Milano NV(Æ) 35,849 322
Dechra Pharmaceuticals PLC 12,976 390
Diageo PLC 6,525 269
Dollar General Corp. 2,065 527
Dollar Tree, Inc.(Æ) 1,001 159
DR Horton, Inc. 15,441 1,187
Galaxy Entertainment Group, Ltd. 106,000 483
Games Workshop Group PLC 1,155 85
Garmin, Ltd. 1,216 107
Geely Automobile Holdings, Ltd. 400,496 429
Genuine Parts Co. 2,792 497
Goodyear Tire & Rubber Co. (The)(Æ) 60,079 763
Grand Canyon Education, Inc.(Æ) 5,073 510
Home Depot, Inc. (The) 1,727 511
Honda Motor Co., Ltd. 58,000 1,315
Hyundai Department Store Co., Ltd. 4,631 176
Indian Hotels Co., Ltd. 39,509 159
Industria de Diseno Textil SA 9,518 216
Interpublic Group of Cos., Inc. (The) 7,030 209
JD.com, Inc. Class A 6,550 122
Kia Corp. 5,056 235
Komeri Co., Ltd. 20,900 365
K's Holdings Corp. 27,000 211
Kuaishou Technology(Æ)(Þ) 59,900 247
Kweichow Moutai Co., Ltd. Class A 2,700 500
La Francaise des Jeux SAEM(Þ) 4,681 153
Li Auto, Inc. - ADR(Æ) 4,092 56
Li Auto, Inc. Class A(Æ) 19,000 130
Liberty SiriusXM Group Class C(Æ) 4,256 180
LKQ Corp. 7,352 409
Lowe's Cos., Inc. 867 169
LVMH Moet Hennessy Louis Vuitton
SE - ADR
196 124
Mahindra & Mahindra, Ltd. 34,116 555
Makita Corp. 15,600 285
Maruti Suzuki India, Ltd. 3,576 412
McDonald's Corp. 701 191
Meituan Class B(Æ)(Þ) 26,400 420
MercadoLibre, Inc.(Æ) 594 536
Michelin (CGDE) 60,885 1,551
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Midea Group Co., Ltd. Class A 31,781 175
Moncler SpA 12,995 561
Murata Manufacturing Co., Ltd. 11,900 584
Netflix, Inc.(Æ) 3,678 1,074
Next PLC 34,769 1,964
Nike, Inc. Class B 7,805 723
NIO, Inc. - ADR(Æ) 30,478 295
NVR, Inc.(Æ) 30 127
Omnicom Group, Inc. 2,203 160
O'Reilly Automotive, Inc.(Æ) 251 210
Oriental Holdings BHD 71,167 100
Pernod Ricard SA 2,460 432
Pinduoduo, Inc. - ADR(Æ) 24,207 1,327
Poshmark, Inc. Class A(Æ) 102,661 1,833
RELX PLC 5,680 153
Ryohin Keikaku Co., Ltd. 31,700 298
Sands China, Ltd.(Æ) 184,818 323
SEB SA 1,642 107
Service Corp. International 5,187 314
SGS SA 133 293
Sirius XM Holdings, Inc.(Ñ) 32,233 195
SJM Holdings, Ltd.(Æ) 174,000 54
Spectris PLC 15,903 550
Subaru Corp. 11,600 180
Sumitomo Electric Industries, Ltd. 96,600 1,009
Techtronic Industries Co., Ltd. 12,500 118
Teleperformance - GDR 3,299 884
Tencent Holdings, Ltd. 43,166 1,133
Tencent Holdings, Ltd. - ADR(Ñ) 7,186 189
Toyota Industries Corp. 5,500 283
United Arrows, Ltd. 16,500 224
Wacoal Holdings Corp. 19,400 312
Walmart, Inc. 2,274 324
Walt Disney Co. (The)(Æ) 12,992 1,384
Weichai Power Co., Ltd. Class H 208,000 199
Xebio Holdings Co., Ltd. 21,700 147
Yamada Holdings Co., Ltd. 140,200 451
Yum China Holdings, Inc. 8,542 353
46,088
Consumer Staples - 2.1%
Adecoagro SA 100,355 869
Altria Group, Inc. 3,344 155
Archer-Daniels-Midland Co. 3,845 373
Astarta Holding NV(Æ) 17,362 71
Barry Callebaut AG 74 140
Campbell Soup Co. 3,692 195
Carrefour SA 11,135 179
Chocoladefabriken Lindt & Spruengli
AG
16 241
Church & Dwight Co., Inc. 3,939 292
CK Hutchison Holdings, Ltd. Class B 76,500 379
Clorox Co. (The) 2,319 339
Coca-Cola Co. (The) 2,722 163
Colgate-Palmolive Co. 5,848 432
Conagra Brands, Inc. 5,278 194
CVS Health Corp. 4,752 450

Russell Investment Company
Multi-Asset Growth Strategy Fund
Schedule of Investments, continued — October 31, 2022
See accompanying notes which are an integral part of the financial statements.
Multi-Asset Growth Strategy Fund 819
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Dino Polska SA(Æ)(Þ) 7,938 519
First Pacific Co., Ltd. 522,000 138
First Resources, Ltd. 270,797 285
Flowers Foods, Inc. 6,120 176
Fujian Sunner Development Co., Ltd.
Class A
118,400 357
General Mills, Inc. 2,435 199
Golden Agri-Resources, Ltd. 4,054,500 831
Haleon PLC(Æ) 54,382 167
Heineken NV 2,326 194
Henkel AG & Co. KGaA 3,369 198
JM Smucker Co. (The) 1,320 199
Kao Corp. 31,000 1,163
Kato Sangyo Co., Ltd. 7,000 163
Kernel Holding SA 26,409 92
Kimberly-Clark Corp. 1,947 242
Kirin Holdings Co., Ltd. 93,500 1,375
Kraft Heinz Foods Co. 4,088 157
Kroger Co. (The) 3,471 164
Lenta PLC - GDR(Æ)(Š) 105,913 —
Mondelez International, Inc. Class A 2,999 184
Morinaga Milk Industry Co., Ltd. 19,126 543
PepsiCo, Inc. 1,160 211
Philip Morris International, Inc. 2,718 250
Procter & Gamble Co. (The) 4,712 635
Reynolds Consumer Products, Inc. 5,794 177
Thai Beverage PCL 1,435,661 583
Tsingtao Brewery Co., Ltd. Class H 66,000 462
Tyson Foods, Inc. Class A 2,187 149
Walgreens Boots Alliance, Inc. 8,665 316
WH Group, Ltd.(Þ) 275,500 139
14,740
Energy - 1.9%
Cenovus Energy, Inc. 66,044 1,335
Chevron Corp. 5,073 918
Exxon Mobil Corp. 8,221 911
Fission Uranium Corp.(Æ) 475,216 248
Ganfeng Lithium Co., Ltd. Class H(Þ) 45,360 307
Gazprom PJSC(Š) 332,583 —
Green Plains, Inc.(Æ) 12,496 361
GS Holdings Corp. 2,026 65
Japan Petroleum Exploration Co., Ltd. 7,000 182
Kinder Morgan, Inc. 33,197 601
Lukoil PJSC(Š) 8,302 —
NAC Kazatomprom JSC - GDR 31,467 831
NexTier Oilfield Solutions, Inc.(Æ) 85,567 862
Ningbo Ronbay New Energy
Technology Co., Ltd. Class A
10,755 115
Petroleo Brasileiro SA - ADR 37,799 485
Range Resources Corp. 21,275 606
Reliance Industries, Ltd. 36,567 1,125
Riyue Heavy Industry Co., Ltd. Class A 57,500 174
Rubis SCA 6,466 147
Saudi Arabian Oil Co.(Þ) 31,114 289
Schlumberger, Ltd. 4,237 220
Shell PLC 8,295 230
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Shenzhen Senior Technology Material
Co., Ltd. Class A
54,500 138
SM Energy Co. 32,785 1,475
Southwestern Energy Co.(Æ) 105,468 731
Targa Resources Corp. 6,333 433
TotalEnergies SE 4,890 267
Tullow Oil PLC(Æ) 267,904 124
13,180
Financial Services - 11.8%
Aedifica SA(ö) 1,845 141
Aflac, Inc. 4,122 268
AIA Group, Ltd. 116,200 877
Air Lease Corp. Class A 1,697 60
Aldar Properties PJSC 99,329 117
Allianz SE 940 169
Allied Properties Real Estate
Investment Trust(ö)
15,045 291
Allstate Corp. (The) 1,517 192
Alpha Services and Holdings SA 461,520 428
American Homes 4 Rent Class A(ö) 4,230 135
American Tower Corp.(ö) 1,045 217
Americold Realty Trust, Inc.(ö) 19,291 468
Apartment Income REIT Corp.(ö) 7,045 271
Apple Hospitality REIT, Inc.(ö) 30,769 527
Arch Capital Group, Ltd.(Æ) 3,647 210
ARGAN SA(ö) 1,319 99
Ascendas Real Estate Investment
Trust(Æ)(ö)
56,500 105
Assicurazioni Generali SpA 6,918 104
Assura PLC(ö) 116,188 75
Assurant, Inc. 935 127
AvalonBay Communities, Inc.(ö) 707 124
Axis Bank, Ltd. 27,370 299
Axis Capital Holdings, Ltd. 23,070 1,261
Baloise Holding AG 879 120
Banco Bradesco SA - ADR 78,562 298
Bank Central Asia Tbk PT 1,148,524 647
Bank Mandiri Persero Tbk PT 1,040,679 704
Bank of America Corp. 33,106 1,193
Bank of Hawaii Corp. 2,319 176
Bank of Ireland Group PLC 152,066 1,095
Bank Rakyat Indonesia Persero Tbk PT 2,855,664 850
BDO Unibank, Inc. 220,242 487
Berkshire Hathaway, Inc. Class B(Æ) 2,512 741
Big Yellow Group PLC(ö) 3,639 47
BlackRock, Inc. Class A 254 164
Blackstone Group, Inc. (The) Class A 15,954 1,454
Blucora, Inc.(Æ) 25,095 553
BNP Paribas SA 14,142 663
BOK Financial Corp. 3,096 341
British Land Co. PLC (The)(ö) 22,754 95
Brixmor Property Group, Inc.(ö) 6,460 138
Camden Property Trust(ö) 4,880 564
Capitaland Investment, Ltd. 133,500 284
Catena AB 5,773 196
CBRE Group, Inc. Class A 3,264 232
Chailease Holding Co., Ltd. 80,000 368

Russell Investment Company
Multi-Asset Growth Strategy Fund
Schedule of Investments, continued — October 31, 2022
See accompanying notes which are an integral part of the financial statements.
820 Multi-Asset Growth Strategy Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Charles Schwab Corp. (The) 23,023 1,834
Charter Hall Group - ADR(ö) 49,751 410
Chubb, Ltd. 1,557 335
CITIC Securities Co., Ltd. Class H 126,250 189
Citigroup, Inc. 14,207 652
CK Asset Holdings, Ltd. 39,500 218
CME Group, Inc. Class A 1,422 246
Commerce Bancshares, Inc. 2,839 201
Covivio(ö) 1,181 63
Credicorp, Ltd. 3,062 448
Credit Saison Co., Ltd. 74,800 796
Credit Suisse Group AG - ADR(Æ)(Ñ) 26,148 108
Crown Castle, Inc.(ö) 952 127
CubeSmart(ö) 3,379 141
Dai-ichi Life Holdings, Inc. 62,600 990
Daiwa House REIT Investment Corp.
(ö)
121 244
DBS Group Holdings, Ltd. 27,830 672
Dexus Property Group(ö) 50,371 251
Digital Realty Trust, Inc.(ö) 11,648 1,168
Dundee Corp. Class A(Æ) 82,535 75
East Money Information Co., Ltd.
Class A
186,780 399
Equinix, Inc.(Æ)(ö) 1,338 758
Equities AB 25,225 496
Equity Commonwealth(ö) 47,792 1,250
Equity LifeStyle Properties, Inc. Class
A(ö)
2,169 139
Equity Residential(ö) 1,941 122
ESR Cayman, Ltd.(Þ) 43,600 75
Essex Property Trust, Inc.(ö) 2,165 481
Etalon Group PLC - GDR(Š) 185,343 —
Eurobank Ergasias SA(Æ) 272,287 269
Eurocommercial Properties(ö) 3,075 68
Extra Space Storage, Inc.(ö) 4,704 835
EZCORP, Inc. Class A(Æ) 74,345 718
Fidelity National Financial, Inc. 4,022 158
First American Financial Corp. 2,298 116
First Foundation, Inc. 18,769 300
First Republic Bank 1,137 137
Frasers Logistics & Commercial
Trust(ö)
238,800 185
Galaxy Cosmos Mezz PLC(Æ) 17,093 3
Gaming and Leisure Properties, Inc.(ö) 3,552 178
Globe Life Inc.(Æ) 1,737 201
GLP J-REIT(ö) 248 257
Goodman Group(ö) 15,420 168
Groupe Bruxelles Lambert SA 1,864 137
Grupo Financiero Banorte SAB de CV
Class O
86,100 700
Hachijuni Bank, Ltd. (The) 109,000 347
Halyk Savings Bank of Kazakhstan
JSC - GDR
18,386 186
Hana Financial Group, Inc. 23,207 670
Hang Lung Properties, Ltd. - ADR 56,000 70
Hannover Rueck SE 1,820 296
Hanover Insurance Group, Inc. (The) 1,181 173
Hartford Financial Services Group, Inc. 2,793 202
HDFC Bank, Ltd. 38,416 694
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Healthcare Realty Holdings, LP(ö) 13,834 281
Healthpeak Properties, Inc.(ö) 14,243 338
Highwoods Properties, Inc.(ö) 7,681 217
Hirogin Holdings, Inc. 62,300 257
Hongkong Land Holdings, Ltd. 119,039 459
Host Hotels & Resorts, Inc.(ö) 23,263 439
Housing Development Finance Corp.,
Ltd.
8,014 239
HSBC Holdings PLC 39,328 202
Icade SA(ö) 1,767 66
ICICI Bank, Ltd. 58,972 647
ICICI Bank, Ltd. - ADR 70,155 1,546
Ingenia Communities Group(Æ) 22,961 57
Invitation Homes, Inc.(ö) 40,953 1,298
Itau Unibanco Holding SA - ADR 78,842 459
Japan Retail Fund Investment Corp.(ö) 447 329
Jones Lang LaSalle, Inc.(Æ) 2,515 400
JPMorgan Chase & Co. 5,131 646
Kasikornbank PCL 89,500 344
KB Financial Group, Inc. 9,254 311
Kenedix Office Investment Corp. Class
A(ö)
68 155
Keppel REIT(Æ)(ö) 268,500 170
Kimco Realty Corp.(ö) 23,021 492
KKR & Co., Inc. Class A 17,138 833
Klepierre SA - GDR(ö) 15,020 302
Korean Reinsurance Co. 19,418 100
Lamar Advertising Co. Class A(ö) 1,556 144
LEG Immobilien SE 9,713 635
Link Real Estate Investment Trust(ö) 69,900 414
London Stock Exchange Group PLC 9,471 821
LSR Group PJSC(Æ)(Š) 33,861 —
LX Holdings Corp.(Æ) 1,012 6
LXI REIT PLC(ö) 101,164 141
M&T Bank Corp. 1,090 184
Marsh & McLennan Cos., Inc. 2,058 332
MasterCard, Inc. Class A 4,428 1,453
Mid-America Apartment Communities,
Inc.(ö)
2,882 454
Mitsubishi Estate Co., Ltd. 102,799 1,292
Mitsubishi UFJ Financial Group, Inc. 145,600 690
Mitsui Fudosan Co., Ltd. 31,300 600
Morgan Stanley 2,122 174
Moscow Exchange MICEX-RTS
PJSC(Æ)(Š)
182,429 —
MS&AD Insurance Group Holdings,
Inc.
15,000 397
National Commercial Bank 25,856 408
Natwest Group PLC 331,064 889
Nippon Building Fund, Inc.(ö) 39 174
Nishi-Nippon Financial Holdings, Inc. 53,000 270
NMI Holdings, Inc. Class A(Æ) 54,995 1,206
Nomura Holdings, Inc. 77,900 253
Nomura Real Estate Holdings, Inc. 9,300 210
Nomura Real Estate Master Fund, Inc.
(Æ)(ö)
265 302
North Pacific Bank, Ltd. 104,100 165
Northern Trust Corp. 1,397 118
Orix JREIT, Inc.(ö) 136 182

Russell Investment Company
Multi-Asset Growth Strategy Fund
Schedule of Investments, continued — October 31, 2022
See accompanying notes which are an integral part of the financial statements.
Multi-Asset Growth Strategy Fund 821
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
OTP Bank PLC 13,505 296
Pagseguro Digital, Ltd. Class A(Æ) 11,684 160
Parkway Life Real Estate Investment
Trust(Æ)(ö)
79,700 225
Partners Group Holding AG 145 130
Ping An Insurance Group Co. of China,
Ltd. Class H
153,767 615
PNC Financial Services Group, Inc.
(The)
1,020 165
Poste Italiane SpA(Þ) 16,013 140
Principal Financial Group, Inc. 2,364 208
Progressive Corp. (The) 1,600 205
Prologis, LP(ö) 21,061 2,332
Public Storage(ö) 4,540 1,406
QuakeSafe Technologies Co., Ltd.
Class A
23,451 136
Realty Income Corp.(ö) 20,783 1,294
Resona Holdings, Inc. 205,700 774
Rexford Industrial Realty, Inc.(ö) 4,100 227
Safestore Holdings PLC(ö) 23,057 239
Sampo OYJ Class A 3,103 142
SBA Communications Corp.(ö) 301 81
Sberbank of Russia PJSC(Æ)(Š) 334,627 —
Sculptor Capital Management, Inc. 58,778 624
Segro PLC(ö) 45,900 413
Simon Property Group, Inc.(ö) 10,624 1,158
Sirius Real Estate, Ltd. 151,391 122
Spirit Realty Capital, Inc.(ö) 6,078 236
Sprott, Inc. 4,419 158
State Bank of India 42,326 293
Sumitomo Mitsui Financial Group, Inc. 51,900 1,456
Sumitomo Mitsui Trust Holdings, Inc. 38,800 1,116
Sun Communities, Inc.(ö) 4,240 572
Sun Hung Kai Properties, Ltd. 39,500 425
Swiss Life Holding AG 290 140
Swiss Prime Site AG Class A 1,762 142
Swiss Re AG 10,761 798
Thai Life Insurance PCL(Æ) 284,600 116
Tokyo Tatemono Co., Ltd. 14,600 201
Travelers Cos., Inc. (The) 955 176
Truist Financial Corp. 3,461 155
UBS Group AG 59,793 947
UDR, Inc.(ö) 19,670 782
Unibail-Rodamco-Westfield(Æ)(ö) 1,117 53
UNITE Group PLC (The)(ö) 9,314 95
United Urban Investment Corp.(ö) 167 177
US Bancorp 4,097 174
Visa, Inc. Class A 5,073 1,051
Vonovia SE 34,970 774
VTB Bank PJSC(Æ)(Š) 294,650,000 —
Welltower, Inc.(ö) 19,811 1,209
Weyerhaeuser Co.(ö) 6,208 192
Wharf Real Estate Investment Co., Ltd. 29,000 114
Wihlborgs Fastigheter AB 8,742 57
WP Carey, Inc.(ö) 1,847 141
WR Berkley Corp. 2,570 191
Yellow Cake PLC(Æ)(Þ) 81,402 400
Yoma Strategic Holdings, Ltd.(Æ) 1,492,508 87
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Zurich Insurance Group AG 382 163
84,115
Health Care - 4.0%
Abbott Laboratories 1,474 146
AbbVie, Inc. 2,474 362
Akeso, Inc. Class B(Æ)(Þ) 28,000 112
Amgen, Inc. 1,809 489
Anthem, Inc.(Æ) 582 318
Apollo Endosurgery, Inc.(Æ) 64,475 415
AstraZeneca PLC 9,375 1,100
Bangkok Dusit Medical Services PCL 1,036,900 804
Becton Dickinson and Co. 781 184
Biogen, Inc.(Æ) 2,516 713
Bristol-Myers Squibb Co. 3,888 301
Centene Corp.(Æ) 3,249 277
ChemoMetec A/S(Æ) 4,630 436
Cigna Corp. 1,603 518
Cooper Cos., Inc. (The) 518 142
CSPC Pharmaceutical Group, Ltd. 362,000 372
Eli Lilly & Co. 1,525 552
Eurofins Scientific SE 1,441 92
Evotec SE(Æ) 6,870 131
Gilead Sciences, Inc. 9,426 740
Glenmark Life Sciences, Ltd. 3,574 18
GSK Finance No. 3 PLC 11,828 194
H.U. Group Holdings, Inc. 6,300 117
Hapvida Participacoes e Investimentos
SA(Þ)
344,300 520
Henry Schein, Inc.(Æ) 2,016 138
Illumina, Inc.(Æ) 2,492 570
Intuitive Surgical, Inc.(Æ) 4,082 1,006
iRay Technology Co., Ltd. Class A 6,534 462
Japan Lifeline Co., Ltd. 38,000 256
Johnson & Johnson 5,513 959
KYORIN Holdings, Inc. 40,500 501
Laboratory Corp. of America Holdings 701 155
Lifco AB(Æ) 8,939 129
Lonza Group AG 1,317 677
Medipal Holdings Corp. 5,000 62
Merck & Co., Inc. 8 , 390 1,048
Novartis AG 4,695 380
Novo Nordisk A/S Class B 10,986 1,194
Pacira BioSciences, Inc.(Æ) 31,529 1,632
Pennant Group, Inc. (The)(Æ) 8,093 100
Pfizer, Inc. 17,049 794
Pharmaron Beijing Co., Ltd. Class H(Þ) 39,800 134
PolyPeptide Group AG(Þ) 2,509 73
Recordati SpA 8,392 316
Regeneron Pharmaceuticals, Inc.(Æ) 491 368
Roche Holding AG 1,968 687
Samsung Biologics Co., Ltd.(Æ)(Þ) 1,354 832
Sanofi - ADR 2,515 217
Sawai Group Holdings Co., Ltd. 10,700 309
Shanghai MicroPort MedBot Group
Co., Ltd.(Æ)
41,000 136
Shenzhen Mindray Bio-Medical
Electronics Co., Ltd. Class A
9,849 439

Russell Investment Company
Multi-Asset Growth Strategy Fund
Schedule of Investments, continued — October 31, 2022
See accompanying notes which are an integral part of the financial statements.
822 Multi-Asset Growth Strategy Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Siemens Healthineers AG(Þ) 13,438 619
Sinopharm Group Co., Ltd. Class H 112,000 213
Straumann Holding AG 3,706 352
Suzuken Co., Ltd. 32,600 726
Takeda Pharmaceutical Co., Ltd. 37,400 991
Toho Holdings Co., Ltd. 30,500 415
United Therapeutics Corp.(Æ) 1,226 283
UnitedHealth Group, Inc. 1,281 711
Universal Health Services, Inc. Class B 1,003 116
Vertex Pharmaceuticals, Inc.(Æ) 1,178 368
West Pharmaceutical Services, Inc. 345 79
WuXi AppTec Co., Ltd. Class H(Þ) 26,000 209
Zai Lab, Ltd. - ADR(Æ) 8,321 185
Zoetis, Inc. Class A 2,642 398
28,292
Materials and Processing - 5.4%
AddTech AB Class B 10,810 131
Air Liquide SA Class A 1,600 209
Akzo Nobel NV 2,312 143
Aluminum Corp. of China, Ltd. Class
H
1,244,000 355
Amcor PLC 14,899 173
Anglo American PLC 23,885 714
AngloGold Ashanti, Ltd. - ADR 38,663 505
Anhui Conch Cement Co., Ltd. Class H 120,000 309
AptarGroup, Inc. 3,523 349
ArcelorMittal SA(Æ) 52,814 1,182
Artemis Gold, Inc.(Æ) 80,314 220
Atlas Arteria, Ltd. 114,285 482
Ball Corp. 2,138 106
BASF SE 2,663 120
Bear Creek Mining Corp.(Æ) 109,903 31
Berry Plastics Group, Inc. 2,853 135
Brenntag SE 2,251 137
Cameco Corp. Class A 21,620 513
Capstone Copper Corp.(Æ) 88,665 206
CCR SA 55,900 140
Celanese Corp. Class A 1,066 102
Cemex SAB de CV - ADR(Æ) 57,718 223
Chr Hansen Holding A/S 2,230 124
Constellium SE(Æ) 64,880 715
Copart, Inc.(Æ) 1,336 154
CRH PLC 36,567 1,316
DuPont de Nemours, Inc. 2,531 145
Ecolab, Inc. 1,635 257
EMS-Chemie Holding AG 553 348
Endeavour Mining PLC 9,336 162
First Quantum Minerals, Ltd. 40,300 711
Freeport-McMoRan, Inc. 17,383 551
Fresnillo PLC 38,858 325
Gabriel Resources, Ltd.(Æ) 1,465,007 204
Geberit AG 217 96
Getlink SE 27,963 443
Givaudan SA 68 203
Gold Fields, Ltd. - ADR(Ñ) 48,747 384
Gold Fields, Ltd. - ADR 35,611 284
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Graphic Packaging Holding Co. 8,407 193
Harmony Gold Mining Co., Ltd. - ADR 313,385 877
Hokuetsu Corp. 31,200 161
IAMGOLD Corp.(Æ) 242,573 354
Impala Platinum Holdings, Ltd. 67,284 689
International Paper Co. 3,867 130
International Tower Hill Mines, Ltd.
(Æ)(Ñ)
104,920 45
Ivanhoe Electric, Inc.(Æ)(Ñ) 9,678 101
Ivanhoe Mines, Ltd. Class A(Æ) 114,828 797
JFE Holdings, Inc. 53,000 484
Koninklijke DSM NV 4,137 487
Kuraray Co., Ltd. 56,100 386
Lanxess AG 4,304 146
LG Chem, Ltd. 942 413
Linde PLC 1,007 301
Lizhong Sitong Light Alloys Group
Co., Ltd.(Æ)
31,400 120
Lotte Chemical Corp. 1,348 140
LyondellBasell Industries NV Class A 2,191 167
MHP SE - GDR 69,777 206
Muyuan Foods Co., Ltd. Class A 54,574 350
Newcrest Mining, Ltd. 155,496 1,717
NexGen Energy, Ltd.(Æ) 102,743 431
Nine Dragons Paper Holdings, Ltd. 383,000 227
Nippon Steel Corp. 67,000 918
Northern Dynasty Minerals, Ltd.(Æ)
(Ñ)
418,276 104
NovaGold Resources, Inc.(Æ) 49,317 228
NSK, Ltd. 238,100 1,257
Oji Holdings Corp. 28,200 98
Packaging Corp. of America 2,410 290
Pan American Silver Corp. 20,911 334
Perpetua Resources Corp.(Æ) 31,042 73
Polyus PJSC(Æ)(Š) 4,869 —
PPG Industries, Inc. 1,373 157
Promotora y Operadora de
Infraestructura SAB de CV
14,183 107
Reliance Steel & Aluminum Co. 1,117 225
Royal Gold, Inc. 7,478 710
Sabina Gold & Silver Corp.(Æ) 252,759 206
Seabridge Gold, Inc.(Æ) 42,375 453
Sealed Air Corp. 2,689 128
Semen Indonesia Persero Tbk PT 564,146 287
Shin-Etsu Chemical Co., Ltd. 1,300 136
Siemens AG 1,434 157
Sika AG 3,211 723
Silgan Holdings, Inc. 3,964 188
Sociedad Quimica y Minera de Chile
SA - ADR
5,903 553
Symrise AG 1,527 156
Ternium SA - ADR 1,918 55
Tianqi Lithium Corp. Class H(Æ) 9,404 77
Toagosei Co., Ltd. 27,800 214
Toray Industries, Inc. 257,900 1,249
Tronox Holdings PLC Class A 91,451 1,097
Trusco Nakayama Corp. 24,200 324
Turquoise Hill Resources, Ltd.(Æ) 34,323 965
UltraTech Cement, Ltd. 4,142 336

Russell Investment Company
Multi-Asset Growth Strategy Fund
Schedule of Investments, continued — October 31, 2022
See accompanying notes which are an integral part of the financial statements.
Multi-Asset Growth Strategy Fund 823
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Univar Solutions, Inc. - ADR(Æ) 51,145 1,303
UPM-Kymmene OYJ 5,118 171
Vale SA Class B - ADR 55,973 724
Valvoline, Inc. 39,027 1,146
Venator Materials PLC(Æ) 109,941 101
Western Copper & Gold Corp.(Æ) 31,468 41
Westrock Co. 3,473 118
Wheaton Precious Metals Corp. 22,309 729
Zijin Mining Group Co., Ltd. Class H 366,000 348
38,315
Producer Durables - 6.7%
3M Co. 2,926 368
Acciona SA 968 174
Adyen NV(Æ)(Þ) 639 915
Aena SME SA(Æ)(Þ) 6,384 751
Aeroports de Paris(Æ) 1,110 150
Air China, Ltd. Class H(Æ) 464,000 323
Airbus Group SE 14,822 1,605
Allfunds Group PLC 40,227 253
Altra Industrial Motion Corp. 40,985 2,465
Atlantia SpA 17,691 395
Auckland International Airport, Ltd.
(Æ)
35,979 161
Aurizon Holdings, Ltd. 92,548 214
Avery Dennison Corp. 992 168
Azul SA - ADR(Æ) 24,647 231
BAE Systems PLC 119,299 1,114
Bouygues SA - ADR 4,903 140
CAE, Inc.(Æ) 5,803 111
Canadian National Railway Co. 1,171 139
Cellnex Telecom SA(Þ) 10,091 330
CH Robinson Worldwide, Inc. 1,739 170
Charoen Pokphand Foods PCL 694,800 461
Cintas Corp. 521 223
CSX Corp. 53,892 1,566
Cummins, Inc. 1,178 288
Danaher Corp. 1,225 308
Danone SA 28,417 1,413
DL E&C Co., Ltd. 1,552 37
Doosan Fuel Cell Co., Ltd.(Æ) 3,427 65
Eaton Corp. PLC 44 7
Eiffage SA 1,726 156
Epiroc AB Class A 35,747 547
Equinox Gold Corp.(Æ) 138,391 456
Expeditors International of Washington,
Inc.
3,290 322
Experian PLC 4,987 158
FedEx Corp. 735 118
Flughafen Zurich AG(Æ) 2,109 327
Fukuda Corp. 2,600 85
Full Truck Alliance Co., Ltd. - ADR(Æ)
(Ñ)
22,418 107
General Dynamics Corp. 1,698 424
Grupo Aeroportuario del Pacifico SAB
de CV Class B
17,182 266
Grupo Aeroportuario del Sureste SAB
de CV Class B
20,560 481
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Guangshen Railway Co., Ltd. Class
H(Æ)
1,214,000 158
Hankook Technology Group Co., Ltd. 25,840 233
Hi Sun Technology China, Ltd.(Æ) 864,000 86
Hitachi, Ltd. 15,000 679
Honeywell International, Inc. 1,398 285
Hyster-Yale Materials Handling, Inc. 1,973 58
ICF International, Inc. 9,228 1,104
Infrastrutture Wireless Italiane SpA(Þ) 52,581 464
InterGlobe Aviation, Ltd.(Æ)(Þ) 12,939 279
JB Hunt Transport Services, Inc. 1,005 172
JGC Holdings Corp. 37,400 450
Jiangsu Expressway Co., Ltd. Class H 194,000 137
JTEKT Corp. 74,800 528
Kajima Corp. 62,300 587
Kamigumi Co., Ltd. 15,300 290
Kerry Group PLC Class A 1,221 106
KION Group AG 5,309 118
Kirby Corp.(Æ) 21,701 1,514
Knight-Swift Transportation Holdings,
Inc.(Æ)
3,497 168
Kone OYJ Class B 10,710 438
Kyowa Exeo Corp. 25,000 366
L3Harris Technologies, Inc. 719 177
Landstar System, Inc. 974 152
Larsen & Toubro, Ltd. 24,154 590
Latham Group, Inc.(Æ) 74,189 328
LG Energy Solution, Ltd.(Æ) 755 279
Luks Group Vietnam Holdings Co.,
Ltd.
468,000 59
Meitec Corp. 5,300 89
Mitsubishi Corp. 27,600 748
Mitsui & Co., Ltd. 21,200 469
Monde Nissin Corp.(Þ) 438,000 88
Nestle SA 6,015 655
NH Foods, Ltd. 12,500 297
Norfolk Southern Corp. 1,029 235
Northrop Grumman Corp. 390 214
Obayashi Corp. 37,400 240
Organo Corp. 9,200 159
Orient Overseas International, Ltd. 16,047 235
OSG Corp. 28,200 359
PACCAR, Inc. 1,933 187
Pacific Basin Shipping, Ltd. 1,299,000 315
Park24 Co., Ltd.(Æ) 3,600 48
PayPal Holdings, Inc.(Æ) 10,465 875
Pyeong Hwa Automotive Co., Ltd. 8,879 38
Republic Services, Inc. Class A 1,122 149
Rollins, Inc. 5,529 233
Rumo SA 34,531 148
Ryanair Holdings PLC - ADR(Æ) 17,280 1,190
S&P Global, Inc. 1,268 407
Schindler Holding AG 3,190 512
Schneider National, Inc. Class B 7,837 174
Seiko Epson Corp. 37,400 509
Seino Holdings Co., Ltd. 56,100 430
Shanghai Electric Group Co., Ltd.
Class H(Æ)
892,000 174

Russell Investment Company
Multi-Asset Growth Strategy Fund
Schedule of Investments, continued — October 31, 2022
See accompanying notes which are an integral part of the financial statements.
824 Multi-Asset Growth Strategy Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Shanghai International Airport Co., Ltd.
Class A(Æ)
56,619 414
Sight Sciences, Inc.(Æ) 92,799 727
Snap-on, Inc. 766 170
Stanley Electric Co., Ltd. 37,400 635
Stolt-Nielsen, Ltd. Class A 8,438 202
Sumitomo Heavy Industries, Ltd. 15,300 290
Suofeiya Home Collection Co., Ltd.
Class A
66,400 127
Tachi-S Co., Ltd. Class S 7,000 52
Teledyne Technologies, Inc.(Æ) 373 148
Tetra Tech, Inc. 1,163 164
Transurban Group - ADR(Æ) 100,038 847
TreeHouse Foods, Inc.(Æ) 27,090 1,361
Trelleborg AB Class B 53,094 1,169
Tsakos Energy Navigation, Ltd. 5,177 90
Union Pacific Corp. 1,216 240
United Parcel Service, Inc. Class B 996 167
Vectrus, Inc.(Æ) 14,407 591
Vinci SA 5,522 507
Waste Management, Inc. 1,133 179
Weir Group PLC (The) 88,911 1,550
West Japan Railway Co. 9,300 369
Wuxi Lead Intelligent Equipment Co.,
Ltd. Class A
40,955 281
47,254
Technology - 8.8%
Accenture PLC Class A 1,482 421
Activision Blizzard, Inc. 2,205 160
Adobe, Inc.(Æ) 2,777 884
Alibaba Group Holding, Ltd.
- ADR(Æ)
4,475 284
Allegion PLC 1,418 148
Alphabet, Inc. Class A(Æ) 28,907 2,732
Alphabet, Inc. Class C(Æ) 15,177 1,437
Alps Alpine Co., Ltd. 34,300 294
Amdocs, Ltd. 2,158 186
Analog Devices, Inc. 1,423 203
Ansys, Inc.(Æ) 436 96
Apple, Inc. 33,284 5,104
Arrow Electronics, Inc.(Æ) 1,381 140
ASML Holding NV 1,629 768
Autodesk, Inc.(Æ) 5,577 1,195
AutoStore Holdings, Ltd.(Æ)(Þ) 115,181 217
Avnet, Inc. 4,126 166
Baidu, Inc. Class A(Æ) 23,650 227
BE Semiconductor Industries NV 5,210 266
Bechtle AG 12,370 428
Booking Holdings, Inc.(Æ) 1,116 2,086
CACI International, Inc. Class A(Æ) 549 167
Ciena Corp.(Æ) 8,865 425
Cisco Systems, Inc. 16,530 751
Cognizant Technology Solutions Corp.
Class A
3,716 231
Corning, Inc. 6,512 209
Cosel Co., Ltd. 12,200 70
Datadog, Inc. Class A(Æ) 3,382 272
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Eizo Corp. 8,700 212
Electronic Arts, Inc. 8,402 1,058
en-japan, Inc. 13,900 241
FANUC Corp. 9,700 1,275
Fidelity National Information Services,
Inc.
2,447 203
Five9, Inc.(Æ) 9,108 549
Fortnox AB 59,063 251
Hewlett Packard Enterprise Co. 11,992 171
Hon Hai Precision Industry Co., Ltd. 219,000 695
HP, Inc.(Æ) 9,019 249
Icom, Inc. 3,300 55
Infineon Technologies AG - ADR 20,467 498
Infosys, Ltd. - ADR 38,663 724
Intel Corp. 18,344 521
International Business Machines Corp. 1,270 176
Intuit, Inc. 1,784 763
Juniper Networks, Inc. 16,396 502
KBR, Inc. 20,956 1,043
Keyence Corp. 200 75
LG Corp. Class H 9,913 550
Mabuchi Motor Co., Ltd. 18,700 507
Maxar Technologies, Inc. 66,472 1,485
MediaTek, Inc. 31,000 565
Meta Platforms, Inc. Class A(Æ) 7,532 702
Micron Technology, Inc. 2,740 148
Microsoft Corp. 18,643 4,328
Momentive Global, Inc.(Æ) 128,878 1,000
Motorola Solutions, Inc. 788 197
NetScout Systems, Inc.(Æ) 30,873 1,109
NVIDIA Corp. 4,274 577
ON24, Inc.(Æ) 104,924 854
Oracle Corp. 2,321 181
Otsuka Corp. 16,900 532
Philips Lighting NV(Þ) 47,343 1,311
Pinterest, Inc. Class A(Æ) 42,837 1,054
Qorvo, Inc.(Æ) 2,110 182
Rambus, Inc.(Æ) 56,721 1,711
RingCentral, Inc. Class A(Æ) 16,530 587
Roper Technologies, Inc. 366 152
Sabre Corp.(Æ) 27,468 160
Sage Group PLC (The) 163,807 1,364
Samsung Electronics Co., Ltd. 26,410 1,098
SAP SE - ADR 3,355 324
ServiceNow, Inc.(Æ) 1,733 729
Shopify, Inc. Class A(Æ) 24,331 833
SK Hynix, Inc. 28,646 1,658
Skyworks Solutions, Inc. 1,917 165
SMART Global Holdings, Inc.(Æ) 13,215 179
Snap, Inc. Class A(Æ) 80,100 794
Softcat PLC 24,374 312
Taiwan Semiconductor Manufacturing
Co., Ltd.
229,000 2,756
Taiwan Semiconductor Manufacturing
Co., Ltd. - ADR
7,727 476
Technoprobe SpA(Æ) 11,276 77
Texas Instruments, Inc. 1,293 208
Tokyo Electron, Ltd. 600 159

Russell Investment Company
Multi-Asset Growth Strategy Fund
Schedule of Investments, continued — October 31, 2022
See accompanying notes which are an integral part of the financial statements.
Multi-Asset Growth Strategy Fund 825
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Trip.com Group, Ltd. - ADR(Æ) 23,559 533
Twilio, Inc. Class A(Æ) 10,313 767
Uber Technologies, Inc.(Æ) 50,982 1,355
United Microelectronics Corp.(Æ) 223,000 268
UT Group Co., Ltd. 11,000 179
Workday, Inc. Class A(Æ) 3,862 602
Worldline SA(Æ)(Þ) 15,714 687
62,243
Utilities - 3.7%
Alliant Energy Corp. 2,983 156
American Water Works Co., Inc. 1,282 186
AT&T, Inc. 21,918 400
Atmos Energy Corp. 1,477 157
Avangrid, Inc. 3,155 128
Avista Corp. 1,227 50
Bharti Airtel, Ltd. 89,108 897
CenterPoint Energy, Inc. 4,922 141
Centrais Eletricas Brasileiras SA 158,984 1,533
CGN Power Co., Ltd. Class H(Þ) 2,219,000 450
Cheniere Energy, Inc. 4,397 776
China Communications Services Corp.,
Ltd. Class H
440,886 123
China Datang Corp. Renewable Power
Co., Ltd. Class H
1,723,000 465
China Gas Holdings, Ltd. 4,600 4
China Resources Gas Group, Ltd. 164,200 421
China Resources Power Holdings Co.,
Ltd.
42,000 61
CMS Energy Corp. 2,457 140
Consolidated Edison, Inc. 1,817 160
Deutsche Telekom AG 9,881 187
Dominion Energy, Inc. 9,066 634
DT Midstream, Inc. 5,518 329
DTE Energy Co. 1,285 144
Duke Energy Corp. 1,815 169
E.ON SE 16,712 140
Edison International 2,463 148
Electricite de France SA 33,541 396
Elia System Operator SA 1,082 137
Elisa OYJ 5,997 290
Emera, Inc. 2,483 92
Enagas SA 7,962 129
Enbridge, Inc. 6,546 255
Endesa SA - ADR 7,738 129
Enel SpA 40,807 182
Energias de Portugal SA 40,211 176
ENN Energy Holdings, Ltd. 9,700 96
Entergy Corp. 3,916 420
Evergy, Inc. 1,705 104
Eversource Energy(Æ) 1,927 147
Exelon Corp. 3,573 138
Federal Grid Co. Unified Energy
System PJSC(Æ)(Š)
381,588,279 —
FirstEnergy Corp. 8,895 335
Guangdong Investment, Ltd. 120,000 76
Hera SpA 26,663 64
Iberdrola SA 54,951 558
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Inpex Corp. 16,000 163
Jiangsu GoodWe Power Supply
Technology Co., Ltd.(Æ)
9,067 415
Koninklijke KPN NV 68,974 193
Korea Electric Power Corp. 33,338 391
Korea Electric Power Corp. - ADR 18,155 107
Kosmos Energy, Ltd.(Æ) 22,558 146
KT Corp. 7,149 183
KT Corp. - ADR 83,924 1,067
LG Uplus Corp. 128,633 1,033
Lumen Technologies, Inc. 14,522 107
MEG Energy Corp. Class A(Æ) 14,736 220
MTN Group, Ltd. 20,566 146
National Fuel Gas Co. 2,892 195
National Grid PLC 82,859 902
NextEra Energy, Inc. 13,069 1,013
Orsted A/S Class A(Þ) 2,061 170
Pembina Pipeline Corp. 11,777 389
Pinnacle West Capital Corp. 1,571 106
PPL Corp. 7,724 205
Proximus SA 32,663 343
Red Electrica Corp. SA 8,657 140
RusHydro PJSC(Š) 104,654,642 —
Scottish & Southern Energy PLC 24,111 430
Sempra Energy 4,160 628
Severn Trent PLC Class H 4,712 135
Snam Rete Gas SpA 30,484 136
Southern Co. (The) 2,345 154
Swisscom AG 528 261
TC Energy Corp.(Æ) 5,470 240
Terna Rete Elettrica Nazionale SpA 20,799 138
T-Mobile USA, Inc.(Æ) 9,207 1,395
Tokyo Gas Co., Ltd. 79,400 1,412
UGI Corp. 3,979 141
United Utilities Group PLC 12,660 136
Veolia Environnement SA 39,523 881
Verizon Communications, Inc. 14,228 532
WEC Energy Group, Inc.(Æ) 1,685 154
Xcel Energy, Inc. 5,626 366
26,496
Total Common Stocks
(cost $398,245) 360,723
Preferred Stocks - 0.3%
Consumer Discretionary - 0.1%
Hyundai Motor Co.
6.114% (Ÿ) 1,074 59
6.174% (Ÿ) 8,798 492
551
Consumer Staples - 0.0%
Henkel AG & Co. KGaA
2.780% (Ÿ) 4,612 291
Financial Services - 0.1%

Russell Investment Company
Multi-Asset Growth Strategy Fund
Schedule of Investments, continued — October 31, 2022
See accompanying notes which are an integral part of the financial statements.
826 Multi-Asset Growth Strategy Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Banco Bradesco SA
4.204% (Ÿ) 110,900 426
Health Care - 0.0%
Draegerwerk AG & Co. KGaA
0.443% (Ÿ) 2,200 89
Technology - 0.0%
Samsung Electronics Co., Ltd.
2.491% (Ÿ) 3,506 131
Utilities - 0.1%
Raizen Energia SA
2.014% (Ÿ) 433,600 360
Total Preferred Stocks
(cost $2,130) 1,848
Options Purchased - 0.2%
(Number of Contracts)
Swaptions
(Counterparty, Fund Receives/Fund
Pays, Notional, Termination Date)
(Citigroup, USD 2.515%/USD 3 Month
LIBOR, USD 5,792, 11/25/32)
Citigroup Nov 2022 0.00 Call (1) 13,720
(ÿ)
—
(Citigroup, USD 4.108%/USD 3 Month
LIBOR, USD 11,027, 01/24/28)
Citigroup Jan 2023 0.00 Call (1) 9,582
(ÿ)
149
(Goldman Sachs, USD 2.544%/USD 3
Month LIBOR, USD 697, 11/10/32)
Goldman Sachs Nov 2022 0.00 Call
(1) 2,595
(ÿ)
—
(Citigroup, USD 3 Month LIBOR/USD
3.015%, USD 5,792, 11/25/32)
Citigroup Nov 2022 0.00 Put (1) 13,720
(ÿ)
922
(Citigroup, USD 3 Month LIBOR/USD
4.108%, USD 11,027, 01/24/28)
Citigroup Jan 2023 0.00 Put (1) 9,581
(ÿ)
102
(Goldman Sachs, USD 3 Month
LIBOR/USD 2.544%, USD 697,
11/10/32)
Goldman Sachs Nov 2022 0.00 Put
(1) 2,595
(ÿ)
275
Total Options Purchased
(cost $717) 1,448
Short-Term Investments - 21.5%
ADM Ag Holding, Ltd.
4.976% due 08/26/23 400 384
Apollo Commercial Real Estate
Finance, Inc.
5.375% due 10/15/23 2,281 2,213
Arbor Realty Trust, Inc.
4.750% due 11/01/22 (ç) 445 445
BASF SE
Series BAS
0.925% due 03/09/23 1,250 1,226
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Blackstone Mortgage Trust, Inc.
4.750% due 03/15/23 2,715 2,698
Carrefour SA
Series CAFP
4.589% due 06/14/23 200 193
China Government International Bond
Series REGS
0.400% due 10/21/23 1,153 1,107
Colony Capital, Inc.
5.000% due 04/15/23 2,226 2,207
Granite Point Mortgage Trust, Inc.
5.625% due 12/01/22 (Þ) 1,370 1,356
Greenlight Capital, Inc.
4.000% due 08/01/23 655 632
Helix Energy Solutions Group, Inc.
4.125% due 09/15/23 562 562
Huazhu Group, Ltd.
0.375% due 11/01/22 (Þ) 677 671
Illumina, Inc.
2.248% due 08/15/23 (Þ) 3,084 2,975
Innoviva, Inc.
2.125% due 01/15/23 2,206 2,178
Intercept Pharmaceuticals, Inc.
3.250% due 07/01/23 1,231 1,188
JPMorgan Chase & Co.
0.125% due 01/01/23 (Þ) 4,147 4,108
KKR Real Estate Finance Trust, Inc.
6.125% due 05/15/23 1,296 1,286
Ligand Pharmaceuticals, Inc.
0.750% due 05/15/23 2,281 2,208
New Mountain Finance Corp.
5.750% due 08/15/23 1,610 1,594
New Relic, Inc.
0.500% due 05/01/23 2,680 2,616
Novavax, Inc.
3.750% due 02/01/23 1,366 1,346
Nutanix, Inc.
4.898% due 01/15/23 (Þ) 2,795 2,758
NuVasive, Inc.
1.000% due 06/01/23 2,217 2,159
Patrick Industries, Inc.
1.000% due 02/01/23 1,718 1,687
Q2 Holdings, Inc.
0.750% due 02/15/23 450 470
Quotient Technology, Inc.
1.750% due 12/01/22 344 339
Redwood Trust, Inc.
4.750% due 08/15/23 17 16
Splunk, Inc.
0.500% due 09/15/23 (Þ) 2,770 2,659
Sri Lanka Government International
Bond
Series REGS
5.750% due 04/18/23 (~)(Ê) 669 150
Starwood Property Trust, Inc.
4.375% due 04/01/23 1,466 1,455
Supernus Pharmaceuticals, Inc.
0.625% due 04/01/23 2,861 2,777
U.S. Cash Management Fund(@) 92,841,461
(∞)
92,804
United States Treasury Bills
2.745% due 11/25/22 (ž) 3,927 3,920
Series WI
0.000% due 11/01/22 (ç)(ž) 957 957
2.454% due 11/08/22 (ž) 1,246 1,245

Russell Investment Company
Multi-Asset Growth Strategy Fund
Schedule of Investments, continued — October 31, 2022
See accompanying notes which are an integral part of the financial statements.
Multi-Asset Growth Strategy Fund 827
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
2.730% due 11/15/22 (ž) 2,929 2,926
2.839% due 11/22/22 (ž) 970 968
Veeco Instruments, Inc.
2.700% due 01/15/23 1,052 1,047
Weibo Corp.
1.250% due 11/15/22 (Þ) 196 194
Wix.com, Ltd.
0.000% due 07/01/23 1,045 1,020
Total Short-Term Investments
(cost $153,223) 152,744
Other Securities - 0.4%
U.S. Cash Collateral Fund(@)(×) 3,086,191
(∞)
3,086
Total Other Securities
(cost $3,086) 3,086
Total Investments - 118.0%
(identified cost $891,280) 837,273
Securities Sold Short - (1.4)%
Long-Term Investments - (1.4)%
Mortgage-Backed Securities - (1.4)%
Fannie Mae
30 Year TBA(Ï)
2.000% (3,000) (2,364)
2.500% (4,000) (3,273)
3.000% (3,000) (2,549)
4.000% (2,000) (1,818)
(10,004)
Total Long-Term Investments
(proceeds $10,388) (10,004)
Total Securities Sold Short
(proceeds $10,388) (10,004)
Other Assets and Liabilities,
Net - (16.6)%
(117,714)
Net Assets - 100.0%
709,555

Russell Investment Company
Multi-Asset Growth Strategy Fund
Schedule of Investments, continued — October 31, 2022
See accompanying notes which are an integral part of the financial statements.
828 Multi-Asset Growth Strategy Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
5.8%
Adyen NV 07/01/22 EUR 639 1,464.16 936
915
Aena SME SA 04/27/20 EUR 6,384 132.28 844
751
Akeso, Inc. 10/21/22 HKD 28,000 3.94 110
112
Alcoa Nederland Holding BV 04/23/21 200,000 101.96 204
169
Alteryx, Inc. 03/29/21 2,007,000 93.78 1,882
1,814
Ashland LLC 11/22/21 151,000 89.89 136
118
AutoStore Holdings, Ltd. 10/22/21 NOK 115,181 3.83 441
217
CALB Co., Ltd. 10/14/22 HKD 27,400 4.63 127
70
CCO Holdings LLC / CCO Holdings Capital Corp. 12/01/20 325,000 102.97 335
257
Cellnex Telecom SA 04/01/22 EUR 10,091 41.93 423
330
CGN Power Co., Ltd. 02/18/22 HKD 2,219,000 0.26 568
450
Chegg, Inc. 02/28/22 1,968,000 79.54 1,565
1,524
China Tourism Group Duty Free Corp., Ltd. 09/02/22 HKD 14,700 22.18 326
290
Clearway Energy Operating LLC 02/01/22 61,000 95.40 58
51
Coinbase Global, Inc. 07/20/22 1,537,000 68.98 1,060
1,015
DigitalOcean Holdings, Inc. 07/28/22 316,000 75.08 237
231
Dino Polska SA 01/12/21 PLN 7,938 72.62 576
519
ESR Cayman, Ltd. 02/18/22 HKD 43,600 3.18 139
75
Ganfeng Lithium Co., Ltd. 04/29/22 HKD 45,360 8.55 388
307
Granite Point Mortgage Trust, Inc. 06/04/20 1,370,000 99.43 1,362
1,356
Graphic Packaging International LLC 11/09/21 EUR 100,000 115.96 116
80
Grifols Escrow Issuer SA 09/28/21 EUR 100,000 116.87 117
75
Hanesbrands, Inc. 08/08/19 739,000 103.06 762
678
Hapvida Participacoes e Investimentos SA 06/10/22 BRL 344,300 1.24 427
520
Huazhu Group, Ltd. 05/10/22 677,000 100.00 677
671
Illumina, Inc. 06/27/22 3,084,000 96.54 2,977
2,975
Infrastrutture Wireless Italiane SpA 10/09/20 EUR 52,581 10.32 542
464
InterGlobe Aviation, Ltd. 06/10/22 INR 12,939 23.26 301
279
Ionis Pharmaceuticals, Inc. 05/17/21 1,329,000 93.04 1,237
1,221
IQVIA, Inc. 02/17/21 EUR 248,000 120.42 299
199
Itau Unibanco Holding SA 01/12/21 200,000 99.72 199
172
JPMorgan Chase & Co. 03/15/22 4,147,000 99.29 4,118
4,108
KSA Sukuk, Ltd. 10/18/22 561,000 100.00 561
565
Kuaishou Technology 06/10/22 HKD 59,900 11.03 661
247
La Francaise des Jeux SAEM 05/06/22 EUR 4,681 36.17 169
153
Levi Strauss & Co. 02/02/21 561,000 98.87 555
449
Liberty Media Corp. 03/05/21 2,566,000 99.31 2,548
2,421
Lorca Telecom Bondco SA 10/05/21 EUR 100,000 115.97 116
87
MDGH - GMTN BV 10/18/22 230,000 98.58 227
228
Meituan 06/10/22 HKD 26,400 26.07 688
420
Monde Nissin Corp. 06/10/22 PHP 438,000 0.27 120
88
Mozart Debt Merger Sub, Inc. 09/30/21 106,000 100.01 106
87
Novelis Corp. 03/06/20 197,000 99.13 195
167
Novelis Corp. 11/22/21 81,000 90.69 73
63
Nutanix, Inc. 01/28/22 2,795,000 99.59 2,783
2,758
Orsted A/S 02/18/22 DKK 2,061 112.01 231
170
Pharmaron Beijing Co., Ltd. 06/11/21 HKD 39,800 12.40 493
134
Philips Lighting NV 06/10/22 EUR 47,343 34.82 1,648
1,311
PolyPeptide Group AG 05/07/21 CHF 2,509 89.49 225
73
Post Holdings, Inc. 02/11/20 52,000 100.05 52
44
Post Holdings, Inc. 02/24/21 246,000 95.53 235
203
Poste Italiane SpA 06/17/22 EUR 16,013 9.52 152
140
RingCentral, Inc. 08/03/22 990,000 85.85 850
824
Samsung Biologics Co., Ltd. 04/22/22 KRW 1,354 641.66 869
832
Saudi Arabian Oil Co. 06/13/22 SAR 31,114 9.65 300
289
Sealed Air Corp. 01/26/21 400,000 104.27 417
356
Siemens Healthineers AG 02/05/21 EUR 13,438 57.41 772
619
Snap, Inc. 07/29/22 149,000 71.69 107
103
SoFi Technologies, Inc. 08/03/22 1,323,000 77.41 1,024
947
SPCM SA 09/09/21 200,000 100.00 200
159
SPCM SA 11/17/21 200,000 99.11 198
176
Splunk, Inc. 09/28/22 2,770,000 96.25 2,666
2,659
Stora Enso OYJ 03/13/17 200,000 113.61 227
205
Taylor Morrison Communities, Inc. 04/29/22 255,000 91.17 232
212

Russell Investment Company
Multi-Asset Growth Strategy Fund
Schedule of Investments, continued — October 31, 2022
See accompanying notes which are an integral part of the financial statements.
Multi-Asset Growth Strategy Fund 829
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
TerraForm Power Operating LLC 01/28/20 307,000 102.84 316
276
UPC Broadband Finco BV 01/21/22 200,000 100.76 202
168
Weibo Corp. 03/25/20 196,000 99.78 196
194
WH Group, Ltd. 12/10/21 HKD 275,500 0.64 175
139
Wix.com, Ltd. 09/28/22 116,000 84.69 98
96
Worldline SA 06/17/20 EUR 15,714 65.18 1,024
687
WuXi AppTec Co., Ltd. 06/11/21 HKD 26,000 20.89 543
209
Yellow Cake PLC 07/08/19 GBP 81,402 2.64 215 400
41,371
For a description of restricted securities see note 8 in the Notes to Financial Statements.

Russell Investment Company
Multi-Asset Growth Strategy Fund
Schedule of Investments, continued — October 31, 2022
See accompanying notes which are an integral part of the financial statements.
830 Multi-Asset Growth Strategy Fund
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
Amsterdam Index Futures 3 EUR 401 11/22
14
CAC40 Euro Index Futures 17 EUR 1,066 11/22
29
Dow Jones Index Futures 3 EUR 997 12/22
(1)
Dow Jones U.S. Real Estate Index Futures 742 USD 24,234 12/22
(3,712)
EURO STOXX 50 Index Futures 175 EUR 6,331 12/22
(2)
FTSE 100 Index Futures 15 GBP 1,066 12/22
(53)
FTSE/MIB Index Futures 3 EUR 338 12/22
4
Hang Seng Index Futures 2 HKD 1,464 11/22
(9)
IBEX 35 Index Futures 3 EUR 238 11/22
11
MSCI Emerging Markets Index Futures 257 USD 10,969 12/22
(1,124)
MSCI Singapore Index Futures 496 SGD 13,789 11/22
361
OMXS30 Index Futures 15 SEK 2,944 11/22
4
S&P 500 E-Mini Index Futures 678 USD 131,634 12/22
(6,703)
S&P/TSX 60 Index Futures 24 CAD 5,652 12/22
(61)
SPI 200 Index Futures 47 AUD 8,056 12/22
(102)
TOPIX Index Futures 13 JPY 250,380 12/22
14
United States 2 Year Treasury Note Futures 5 USD 1,022 12/22
(23)
United States 5 Year Treasury Note Futures 80 USD 8,528 12/22
(373)
United States 10 Year Treasury Note Futures 2,100 USD 232,247 12/22 (14,356)
Short Positions
Euro-Bund Futures 4 EUR 554 12/22
26
FTSE 100 Index Futures 13 GBP 924 12/22
47
Hang Seng Index Futures 317 HKD 231,997 11/22
1,228
NASDAQ 100 E-Mini Index Futures 1 USD 229 12/22
25
Russell 2000 E-Mini Index Futures 815 USD 75,510 12/22
1,253
TOPIX Index Futures 150 JPY 2,889,000 12/22
(165)
United States 10 Year Treasury Note Futures 12 USD 1,327 12/22
85
United States Treasury Ultra Bond Futures 5 USD 638 12/22 110
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å) (23,473)
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Bank of America USD 24 CAD 33 11/09/22 —
Bank of America USD 3,016 CAD 4,102 11/09/22 (4)
Bank of America USD 9 EUR 9 11/01/22 —
Bank of America USD 4,847 HKD 37,980 12/21/22 (6)
Bank of America USD 84 SEK 925 11/01/22 —
Bank of America USD 3,626 SEK 39,481 11/09/22 (49)
Bank of America CAD — USD — 11/01/22 —
Bank of America CHF 35 USD 36 11/01/22 —
Bank of America CHF 54 USD 54 11/02/22 —
Bank of America DKK 1,376 USD 184 11/01/22 1
Bank of America JPY 68,569 USD 465 11/01/22 4
Bank of America SEK 735 USD 67 11/09/22 —
Bank of Montreal USD 1,048 AUD 1,550 12/21/22 (55)
Bank of Montreal USD 1,984 CAD 2,609 12/21/22 (68)

Russell Investment Company
Multi-Asset Growth Strategy Fund
Schedule of Investments, continued — October 31, 2022
See accompanying notes which are an integral part of the financial statements.
Multi-Asset Growth Strategy Fund 831
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Bank of Montreal USD 2,944 EUR 2,924 12/21/22 (43)
Bank of Montreal DKK 6,388 USD 865 12/21/22 14
Bank of Montreal HKD 6,769 USD 864 12/21/22 1
Bank of Montreal JPY 552,791 USD 3,909 12/21/22 168
Bank of New York USD 1,048 AUD 1,550 12/21/22 (55)
Bank of New York USD 1,985 CAD 2,609 12/21/22 (69)
Bank of New York USD 2,944 EUR 2,924 12/21/22 (43)
Bank of New York USD 6,557 NZD 11,435 11/09/22 92
Bank of New York DKK 6,388 USD 865 12/21/22 13
Bank of New York HKD 6,769 USD 864 12/21/22 1
Bank of New York JPY 552,791 USD 3,914 12/21/22 174
Bank of New York NZD 96 USD 56 11/09/22 —
HSBC USD 1,045 AUD 1,550 12/21/22 (52)
HSBC USD 1,979 CAD 2,609 12/21/22 (64)
HSBC USD 2,941 EUR 2,924 12/21/22 (40)
HSBC DKK 6,388 USD 864 12/21/22 13
HSBC HKD 6,769 USD 864 12/21/22 1
HSBC JPY 552,791 USD 3,911 12/21/22 170
JPMorgan Chase USD 1,048 AUD 1,550 12/21/22 (55)
JPMorgan Chase USD 1,984 CAD 2,609 12/21/22 (68)
JPMorgan Chase USD 2,942 EUR 2,924 12/21/22 (40)
JPMorgan Chase DKK 6,388 USD 864 12/21/22 13
JPMorgan Chase HKD 6,769 USD 864 12/21/22 1
JPMorgan Chase JPY 552,791 USD 3,914 12/21/22 172
Northern Trust USD 194 GBP 175 12/21/22 7
Royal Bank of Canada USD 1,046 AUD 1,550 12/21/22 (53)
Royal Bank of Canada USD 1,980 CAD 2,609 12/21/22 (64)
Royal Bank of Canada USD 2,943 EUR 2,924 12/21/22 (42)
Royal Bank of Canada USD 285 GBP 250 12/21/22 3
Royal Bank of Canada USD 9,994 JPY 1,472,300 12/21/22 (31)
Royal Bank of Canada USD 13 MXN 263 11/01/22 —
Royal Bank of Canada CAD — USD — 11/01/22 —
Royal Bank of Canada CAD — USD — 11/02/22 —
Royal Bank of Canada DKK 6,388 USD 865 12/21/22 13
Royal Bank of Canada HKD 6,769 USD 864 12/21/22 1
Royal Bank of Canada JPY 14,535 USD 99 11/09/22 1
Royal Bank of Canada JPY 432,545 USD 3,004 11/09/22 93
Royal Bank of Canada JPY 552,791 USD 3,913 12/21/22 172
State Street USD 2,675 CHF 2,548 12/21/22 (116)
State Street USD 72 EUR 72 11/09/22 —
State Street USD 97 EUR 100 12/21/22 2
State Street USD 98 EUR 100 12/21/22 2
State Street USD 99 EUR 100 12/21/22 —
State Street USD 144 EUR 150 12/21/22 4
State Street USD 196 EUR 200 12/21/22 2
State Street USD 108 GBP 100 12/21/22 7
State Street USD 150 GBP 133 12/21/22 3
State Street USD 73 SEK 778 12/21/22 (2)
State Street EUR 3,106 USD 3,103 11/09/22 32
State Street EUR 100 USD 100 12/21/22 —
State Street EUR 200 USD 201 12/21/22 2
State Street EUR 5,350 USD 5,401 12/21/22 93

Russell Investment Company
Multi-Asset Growth Strategy Fund
Schedule of Investments, continued — October 31, 2022
See accompanying notes which are an integral part of the financial statements.
832 Multi-Asset Growth Strategy Fund
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
State Street EUR 5,350 USD 5,401 12/21/22 93
State Street GBP 1,843 USD 2,138 12/21/22 21
State Street GBP 2,900 USD 3,322 12/21/22 (9)
UBS CHF 177 USD 178 11/09/22 1
UBS CHF 9,860 USD 10,084 11/09/22 231
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts 593
Interest Rate Swap Contracts
Amounts in thousands
Counterparty Notional Amount Fund Receives Fund Pays
Termination
Date
Premiums
Paid
(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair Value
$
Barclays USD 132 SOFR
(4)
4.321%
(4)
09/29/24
— — —
Barclays USD 175 4.160%
(4)
SOFR
(4)
10/03/24
— (1) (1)
Barclays USD 6,523 SOFR
(4)
4.209%
(4)
10/03/24
— 39 39
Barclays USD 6,523 SOFR
(4)
4.212%
(4)
10/03/24
— 39 39
Barclays USD 28,459 4.145%
(4)
SOFR
(4)
10/04/24
— (206) (206)
Barclays USD 6,844 4.316%
(4)
SOFR
(4)
10/14/24
— (29) (29)
Barclays USD 11,560 4.533%
(4)
SOFR
(4)
10/19/24
— (2) (2)
Barclays USD 17,867 4.548%
(4)
SOFR
(4)
10/27/24
— (2) (2)
Barclays USD 1,675 SOFR
(4)
4.491%
(4)
10/28/24
— 2 2
Barclays USD 2,312 SOFR
(4)
4.438%
(4)
11/01/24
— 6 6
Barclays USD 9,149 SOFR
(4)
4.447%
(4)
11/01/24
— 20 20
Barclays USD 10 4.585%
(4)
SOFR
(4)
11/02/24
— — —
Barclays USD 4,232 4.555%
(4)
SOFR
(4)
11/02/24
— — —
Barclays USD 46,347 4.200%
(4)
SOFR
(4)
12/21/24
(51) (268) (319)
Barclays USD 5,497 3.897%
(4)
SOFR
(4)
09/29/27
— (27) (27)
Barclays USD 5,497 3.884%
(4)
SOFR
(4)
09/29/27
— (30) (30)
Barclays USD 5,023 3.687%
(4)
SOFR
(4)
09/30/27
— (72) (72)
Barclays USD 5,023 3.685%
(4)
SOFR
(4)
09/30/27
— (72) (72)
Barclays USD 2,946 SOFR
(4)
3.826%
(4)
10/04/27
— 24 24
Barclays USD 5,533 SOFR
(4)
3.738%
(4)
10/04/27
— 67 67
Barclays USD 9,057 SOFR
(4)
3.666%
(4)
10/07/27
— 139 139
Barclays USD 10,183 3.845%
(4)
SOFR
(4)
10/12/27
— (75) (75)
Barclays USD 2,926 3.819%
(4)
SOFR
(4)
10/17/27
— (25) (25)
Barclays USD 2,238 SOFR
(4)
3.992%
(4)
10/18/27
— 2 2
Barclays USD 4,214 3.865%
(4)
SOFR
(4)
10/18/27
— (27) (27)
Barclays USD 7,626 3.918%
(4)
SOFR
(4)
10/20/27
— (32) (32)
Barclays USD 1,380 SOFR
(4)
4.084%
(4)
10/21/27
— (4) (4)
Barclays USD 1,808 4.069%
(4)
SOFR
(4)
10/21/27
— 5 5
Barclays USD 1,746 4.027%
(4)
SOFR
(4)
10/27/27
— 1 1
Barclays USD 9,306 SOFR
(4)
4.050%
(4)
10/27/27
— (15) (15)
Barclays USD 67,922 SOFR
(4)
3.800%
(4)
12/21/27
(144) 767 623

Russell Investment Company
Multi-Asset Growth Strategy Fund
Schedule of Investments, continued — October 31, 2022
See accompanying notes which are an integral part of the financial statements.
Multi-Asset Growth Strategy Fund 833
Interest Rate Swap Contracts
Amounts in thousands
Counterparty Notional Amount Fund Receives Fund Pays
Termination
Date
Premiums
Paid
(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair Value
$
Barclays USD 1,325 SOFR
(4)
3.671%
(4)
09/29/32
— 14 14
Barclays USD 3,918 SOFR
(4)
3.631%
(4)
09/29/32
— 55 55
Barclays USD 3,918 SOFR
(4)
3.640%
(4)
09/29/32
— 52 52
Barclays USD 1,327 3.504%
(4)
SOFR
(4)
10/03/32
— (33) (33)
Barclays USD 17,690 3.508%
(4)
SOFR
(4)
10/04/32
— (428) (428)
Barclays USD 728 3.415%
(4)
SOFR
(4)
10/05/32
— (23) (23)
Barclays USD 3,822 SOFR
(4)
3.468%
(4)
10/05/32
— 105 105
Barclays USD 6,745 3.404%
(4)
SOFR
(4)
10/07/32
— (221) (221)
Barclays USD 2,361 SOFR
(4)
3.568%
(4)
10/11/32
— 46 46
Barclays USD 2,903 SOFR
(4)
3.516%
(4)
10/11/32
— 69 69
Barclays USD 1,059 SOFR
(4)
3.566%
(4)
10/12/32
— 21 21
Barclays USD 7,222 SOFR
(4)
3.582%
(4)
10/12/32
— 131 131
Barclays USD 5,532 3.620%
(4)
SOFR
(4)
10/14/32
— (84) (84)
Barclays USD 814 SOFR
(4)
3.715%
(4)
10/19/32
— 6 6
Barclays USD 5,542 SOFR
(4)
3.636%
(4)
10/19/32
— 77 77
Barclays USD 1,156 SOFR
(4)
3.774%
(4)
10/28/32
— 3 3
Barclays USD 6,819 SOFR
(4)
3.796%
(4)
10/28/32
— 6 6
Barclays USD 4,498 SOFR
(4)
3.885%
(4)
10/31/32
— (29) (29)
Barclays USD 2,445 SOFR
(4)
3.840%
(4)
11/02/32
— — —
Barclays USD 4,815 3.400%
(4)
SOFR
(4)
12/21/32
(23) (136) (159)
Barclays USD 2,075 SOFR
(4)
3.058%
(4)
09/29/52
— 137 137
Barclays USD 2,075 SOFR
(4)
3.061%
(4)
09/29/52
— 136 136
Barclays USD 981 3.036%
(4)
SOFR
(4)
10/03/52
— (69) (69)
Barclays USD 1,370 3.022%
(4)
SOFR
(4)
10/03/52
— (100) (100)
Barclays USD 1,370 3.031%
(4)
SOFR
(4)
10/03/52
— (97) (97)
Barclays USD 3,356 2.986%
(4)
SOFR
(4)
10/06/52
— (266) (266)
Barclays USD 590 SOFR
(4)
3.055%
(4)
10/07/52
— 39 39
Barclays USD 793 SOFR
(4)
3.180%
(4)
10/13/52
— 35 35
Barclays USD 1,777 SOFR
(4)
3.189%
(4)
10/14/52
— 75 75
Barclays USD 723 SOFR
(4)
3.481%
(4)
10/24/52
— (8) (8)
Barclays USD 1,210 SOFR
(4)
3.372%
(4)
10/24/52
— 10 10
Barclays USD 1,445 SOFR
(4)
3.570%
(4)
10/25/52
— (40) (40)
Barclays USD 874 SOFR
(4)
3.571%
(4)
10/26/52
— (24) (24)
Barclays USD 1,512 3.430%
(4)
SOFR
(4)
10/28/52
— 3 3
Barclays USD 4,290 3.431%
(4)
SOFR
(4)
10/28/52
— 9 9
Barclays USD 797 3.331%
(4)
SOFR
(4)
10/31/52
— (13) (13)
Barclays USD 2,070 3.389%
(4)
SOFR
(4)
11/01/52
— (12) (12)
Barclays USD 185 SOFR
(4)
3.000%
(4)
12/21/52
(2) 16 14
Morgan Stanley USD 350,000 SOFR
(2)
3.400%
(4)
09/21/24
(2,204) 9,592 7,388
Morgan Stanley USD 45,000 SOFR
(2)
3.200%
(4)
09/21/32 (1,475) 3,784 2,309

Russell Investment Company
Multi-Asset Growth Strategy Fund
Schedule of Investments, continued — October 31, 2022
See accompanying notes which are an integral part of the financial statements.
834 Multi-Asset Growth Strategy Fund
Interest Rate Swap Contracts
Amounts in thousands
Counterparty Notional Amount Fund Receives Fund Pays
Termination
Date
Premiums
Paid
(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair Value
$
Total Open Interest Rate Swap Contracts (å) (3,899) 13,062 9,163
Credit Default Swap Contracts
Amounts in thousands
Credit Indices - Purchase Protection
Reference Entity Counterparty
Notional
Amount
Fund
(Pays)/
Receives
Fixed Rate
Termination
Date
Premiums
Paid/(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair Value
$
CDX NA Emerging Markets Index Bank of America USD 34,000 (1.000%)
(2)
12/20/27
2,842 (51) 2,791
Total Open Credit Indices - Purchase Protection Contracts 2,842 (51) 2,791
Credit Default Swap Contracts
Amounts in thousands
Corporate Issues - Sell Protection
Reference Entity Counterparty
Implied
Credit
Spread
Notional
Amount
Fund
(Pays)/
Receives
Fixed Rate
Termination
Date
Premiums
Paid/(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair
Value
$
Ally Financial, Inc. Morgan Stanley 3.095% USD 843 5.000%
(2)
12/20/27
87 (15) 72
Anglo American PLC Morgan Stanley 2.151% EUR 95 5.000%
(2)
12/20/27
13 — 13
Arcelor Mittal Morgan Stanley 2.905% EUR 120 5.000%
(2)
12/20/27
10 2 12
Calpine Corp. Morgan Stanley 4.057% USD 393 5.000%
(2)
12/20/27
4 13 17
Cellnex Telecom, SA Goldman Sachs 3.408% EUR 200 5.000%
(2)
12/20/27
20 (5) 15
Cleveland-Cliffs, Inc. Morgan Stanley 4.644% USD 225 5.000%
(2)
12/20/27
10 (5) 5
CSC Holdings, LLC Morgan Stanley 6.953% USD 400 5.000%
(2)
12/20/27
(22) (5) (27)
Dell, Inc. Morgan Stanley 1.836% USD 500 1.000%
(2)
12/20/27
(28) 10 (18)
Fiat Morgan Stanley 2.272% EUR 508 5.000%
(2)
12/20/27
69 (4) 65
Ford Motor Co. Morgan Stanley 3.624% USD 300 5.000%
(2)
12/20/27
10 9 19
General Motors Co. Morgan Stanley 2.133% USD 180 5.000%
(2)
12/20/27
23 1 24
HCA, Inc. Morgan Stanley 1.659% USD 506 5.000%
(2)
12/20/27
77 1 78
Iron Mountain Inc. Morgan Stanley 2.544% USD 329 5.000%
(2)
12/20/27
34 3 37
J Sainsbury PLC Morgan Stanley 1.900% EUR 200 1.000%
(2)
12/20/27
(8) — (8)
KB Home Morgan Stanley 4.205% USD 268 5.000%
(2)
12/20/27
7 3 10
Kraft Heinz Foods Co. Morgan Stanley 0.811% USD 324 1.000%
(2)
12/20/27
2 1 3
Lennar Corp. Morgan Stanley 1.876% USD 438 5.000%
(2)
12/20/27
61 1 62
Lumen Technologies, Inc. Morgan Stanley 6.763% USD 450 1.000%
(2)
12/20/27
(89) (8) (97)
Marks & Spencer PLC Morgan Stanley 4.364% EUR 200 1.000%
(2)
12/20/27
(31) 3 (28)

Russell Investment Company
Multi-Asset Growth Strategy Fund
Schedule of Investments, continued — October 31, 2022
See accompanying notes which are an integral part of the financial statements.
Multi-Asset Growth Strategy Fund 835
Credit Default Swap Contracts
Amounts in thousands
Corporate Issues - Sell Protection
Reference Entity Counterparty
Implied
Credit
Spread
Notional
Amount
Fund
(Pays)/
Receives
Fixed Rate
Termination
Date
Premiums
Paid/(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair
Value
$
Navient Corp. Morgan Stanley 5.322% USD 150 5.000%
(2)
12/20/27
(11) 1 (10)
Nokia OYJ Morgan Stanley 1.699% EUR 250 5.000%
(2)
12/20/27
41 (2) 39
Nordstrom, Inc. Morgan Stanley 5.509% USD 250 1.000%
(2)
12/20/27
(51) 8 (43)
NRG Energy, Inc. Morgan Stanley 2.823% USD 257 5.000%
(2)
12/20/27
15 10 25
Occidental Petroleum Corp. Morgan Stanley 1.606% USD 625 1.000%
(2)
06/20/27
(7) 4 (3)
OI European Group BV JPMorgan Chase 5.232% EUR 176 5.000%
(2)
12/20/27
(2) 1 (1)
Renault Morgan Stanley 2.418% EUR 100 1.000%
(2)
12/20/25
(4) — (4)
Rexel USA Morgan Stanley 2.987% EUR 100 5.000%
(2)
12/20/27
8 1 9
Schaeffler AG Goldman Sachs 3.384% EUR 175 5.000%
(2)
06/20/27
26 (13) 13
Telecom Italia SpA Morgan Stanley 4.949% EUR 625 1.000%
(2)
12/20/27
(106) 6 (100)
Tenet Healthcare Corp. Morgan Stanley 4.109% USD 571 5.000%
(2)
06/20/27
34 (34) —
The Goodyear Tire & Rubber Co. Morgan Stanley 4.387% USD 578 5.000%
(2)
12/20/27
16 2 18
Thyssenkrupp AG Morgan Stanley 4.709% EUR 550 1.000%
(2)
06/20/25
(26) (20) (46)
Toll Brothers Finance Corp. Morgan Stanley 2.763% USD 410 1.000%
(2)
12/20/27
(30) — (30)
U.S. Steel Corp. Morgan Stanley 6.371% USD 150 5.000%
(2)
12/20/27
(10) 3 (7)
United Group BV Goldman Sachs 10.167% EUR 210 5.000%
(2)
12/20/27
(48) 13 (35)
Valeo SA Morgan Stanley 2.992% EUR 200 1.000%
(2)
12/20/27
(18) 1 (17)
Virgin Media Finance PLC Morgan Stanley 5.156% EUR 444 5.000%
(2)
12/20/27
(13) 13 —
Total Open Corporate Issues - Sell Protection Contracts 63 (1) 62
Credit Indices - Sell Protection
Reference Entity Counterparty
Notional
Amount
Fund
(Pays)/
Receives
Fixed Rate
Termination
Date
Premiums
Paid/
(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair Value
$
CDX NA High Yield Index Bank of America USD 37,500 5.000%
(2)
12/20/27
(1,874) 1,798 (76)
CDX NA High Yield Index Morgan Stanley USD 345 5.000%
(2)
12/20/27
(13) 12 (1)
iTraxx Europe Crossover Index Series
38 Morgan Stanley EUR 500 5.000%
(2)
12/20/27
(21) 12 (9)
Total Open Credit Indices - Sell Protection Contracts (1,908) 1,822 (86)
Total Open Credit Default Swap Contracts (å) 997 1,770 2,767

Russell Investment Company
Multi-Asset Growth Strategy Fund
Schedule of Investments, continued — October 31, 2022
See accompanying notes which are an integral part of the financial statements.
836 Multi-Asset Growth Strategy Fund
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total % of Net Assets
Long-Term Investments
Corporate Bonds and Notes $ — $ 46,007 $ —
$ —
$ 46,007 6.5
International Debt — 39,191 —
—
39,191 5.5
Mortgage-Backed Securities — 213,338 —
—
213,338 30.1
Non-US Bonds — 9,573 —
—
9,573 1.3
United States Government Treasuries — 9,315 —
—
9,315 1.3
Common Stocks
Consumer Discretionary 22,990 23,098 —
—
46,088 6.5
Consumer Staples 6,521 8,219 —
—
14,740 2.1
Energy 9,186 3,994 —
—
13,180 1.9
Financial Services 45,722 38,393 —
—
84,115 11.8
Health Care 14,064 14,228 —
—
28,292 4.0
Materials and Processing 18,954 19,361 —
—
38,315 5.4
Producer Durables 19,825 27,429 —
—
47,254 6.7
Technology 44,324 17,919 —
—
62,243 8.8
Utilities 13,907 12,589 —
—
26,496 3.7
Preferred Stocks 786 1,062 — — 1,848 0.3
Options Purchased — 1,448 — — 1,448 0.2
Short-Term Investments — 59,940 — 92,804 152,744 21.5
Other Securities — — — 3,086 3,086 0.4
Total Investments 196,279 545,104 — 95,890 837,273 118.0
Securities Sold Short
**
Long-Term Investments — (10,004) —
—
(10,004) (1.4)
Other Assets and Liabilities, Net
(16.6)
100.0
Other Financial Instruments
Assets
Futures Contracts 3,21 1 — — — 3,21 1 0. 5
Foreign Currency Exchange Contracts 5 1,61 6 — — 1,62 1 0. 2
Interest Rate Swap Contracts — 11,707 — — 11,707 1. 6
Credit Default Swap Contracts — 3 , 327 — — 3,327 0. 5
A
Liabilities
Futures Contracts (26,68 4 ) — — — (26,68 4 ) (3. 8 )
Foreign Currency Exchange Contracts — (1,02 8 ) — — (1,028) (0.1)
Interest Rate Swap Contracts — (2,544) — — (2,544) (0. 4 )
Credit Default Swap Contracts — (560) — — (560) (0.1)
Total Other Financial Instruments
*
$ (23,468) $ 12,5 18 $ — $ — $ (10,9 50 )
* Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.

Russell Investment Company
Multi-Asset Growth Strategy Fund
Schedule of Investments, continued — October 31, 2022
See accompanying notes which are an integral part of the financial statements.
Multi-Asset Growth Strategy Fund 837
** Refer to Schedule of Investments for detailed sector breakout.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of
Investments.
For a description of the Levels, see note 2 in the Notes to Financial Statements.
For a disclosure on transfers into and out of Level 3 during the period ended October 31, 2022, see note 2 in the Notes to
Financial Statements.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value for the period ended
October 31, 2022, were less than 1% of net assets.
Amounts in thousands
Country Exposure
Fair Value
$
Angola ................................................................................................
425
Argentina ............................................................................................
350
Australia .............................................................................................
4,146
Austria ................................................................................................
162
Azerbaijan ..........................................................................................
282
Bahrain ...............................................................................................
989
Belgium ..............................................................................................
1,006
Brazil ..................................................................................................
9,482
Burkina Faso ......................................................................................
516
Canada ................................................................................................
9,674
Chile ...................................................................................................
1,819
China ..................................................................................................
20,908
Colombia ............................................................................................
1,049
Costa Rica ..........................................................................................
284
Cyprus ................................................................................................
81
Denmark .............................................................................................
1,995
Dominican Republic ..........................................................................
926
Ecuador ..............................................................................................
431
Egypt ..................................................................................................
664
El Salvador .........................................................................................
140
Finland ...............................................................................................
1,400
France .................................................................................................
14,663
Gabon .................................................................................................
139
Germany .............................................................................................
7,611
Ghana .................................................................................................
523
Greece ................................................................................................
866
Guatemala ..........................................................................................
440
Guernsey ............................................................................................
122
Hong Kong .........................................................................................
4,449
Hungary ..............................................................................................
845
India ...................................................................................................
9,699
Indonesia ............................................................................................
5,310
Ireland ................................................................................................
4,768
Israel ...................................................................................................
1,116
Italy ....................................................................................................
4,008
Ivory Coast .........................................................................................
126
Japan ..................................................................................................
43,541
Jordan .................................................................................................
224
Kazakhstan .........................................................................................
1,618
Kenya .................................................................................................
298
Luxembourg .......................................................................................
2,022
Macao .................................................................................................
377
Malaysia .............................................................................................
1,032
Mexico ...............................................................................................
4,777
Mongolia ............................................................................................
1,094

Russell Investment Company
Multi-Asset Growth Strategy Fund
Schedule of Investments, continued — October 31, 2022
See accompanying notes which are an integral part of the financial statements.
838 Multi-Asset Growth Strategy Fund
Amounts in thousands
Country Exposure
Fair Value
$
Montenegro ........................................................................................
80
Morocco .............................................................................................
144
Myanmar ............................................................................................
87
Netherlands ........................................................................................
6,369
New Zealand ......................................................................................
161
Nigeria ................................................................................................
569
Norway ...............................................................................................
798
Oman ..................................................................................................
1,034
Pakistan ..............................................................................................
156
Panama ...............................................................................................
914
Paraguay .............................................................................................
286
Peru ....................................................................................................
1,433
Philippines ..........................................................................................
1,822
Poland ................................................................................................
599
Portugal ..............................................................................................
243
Qatar ...................................................................................................
1,242
Romania .............................................................................................
522
Saudi Arabia .......................................................................................
2,587
Senegal ...............................................................................................
183
Singapore ...........................................................................................
1,641
South Africa .......................................................................................
3,613
South Korea .......................................................................................
10,369
Spain ..................................................................................................
3,599
Sri Lanka ............................................................................................
150
Sweden ...............................................................................................
4,774
Switzerland ........................................................................................
9,135
Taiwan ................................................................................................
5,128
Tanzania, United Republic of .............................................................
505
Thailand .............................................................................................
2,308
Turkey ................................................................................................
2,325
Ukraine ...............................................................................................
600
United Arab Emirates .........................................................................
1,663
United Kingdom .................................................................................
17,453
United States ......................................................................................
58 6,91 4
Uruguay ..............................................................................................
1,018
Virgin Islands, British ........................................................................
384
Zambia ...............................................................................................
68
Total Investments ............................................................................... 837,273
United States ...................................................................................... (10,004)
Total Securities Sold Short ................................................................. (10,004)

Russell Investment Company
Multi-Asset Growth Strategy Fund
Fair Value of Derivative Instruments — October 31, 2022
See accompanying notes which are an integral part of the financial statements.
Multi-Asset Growth Strategy Fund 839
Amounts in thousands
Derivatives not accounted for as hedging instruments
Equity
Contracts
Credit
Contracts
Foreign
Currency
Contracts
Interest Rate
Contracts
Location: Statement of Assets and Liabilities - Assets
Investments, at fair value* $ — $ — $ — $ 1,448
Unrealized appreciation on foreign currency exchange contracts — — 1,621 —
Variation margin on futures contracts** 2,990 — — 221
Interest rate swap contracts, at fair value — — — 11,707
Credit default swap contracts, at fair value — 3 , 327 — —
Total
$ 2,990 $ 3 , 327 $ 1,621 $ 13,376
Location: Statement of Assets and Liabilities - Liabilities
Variation margin on futures contracts** $ 11,932 $ — $ — $ 14,752
Unrealized depreciation on foreign currency exchange contracts — — 1,028 —
Interest rate swap contracts, at fair value — — — 2,544
Credit default swap contracts, at fair value — 560 — —
Total
$ 11,932 $ 560 $ 1,028 $ 17,296
Derivatives not accounted for as hedging instruments
Equity
Contracts
Credit
Contracts
Foreign
Currency
Contracts
Interest Rate
Contracts
Commodity
Contracts
Location: Statement of Operations - Net realized gain (loss)
Investments*** $ 2,343 $ — $ — $ 2,057 $ —
Futures contracts 12,386 — — (3 3 , 936 ) —
Options written — — — (16,862) —
Total return swap contracts — — — — (82)
Interest rate swap contracts — — — 20 , 547 —
Credit default swap contracts — (1 , 010 ) — — —
Foreign currency exchange contracts — — 16,074 — —
Total
$ 14,729 $ (1 , 010 ) $ 16,074 $ (28 , 194 ) $ (82)
Location: Statement of Operations - Net change in unrealized appreciation (depreciation)
Investments**** $ (2,454) $ — $ — $ (67) $ —
Futures contracts (12,969) — — (7,153) —
Options written — — — 4,530 —
Total return swap contracts — — — — 5
Interest rate swap contracts — — — (1,597) —
Credit default swap contracts — 1, 715 — — —
Foreign currency exchange contracts — — (1,650) — —
Total
$ (15,423) $ 1, 715 $ (1,650) $ (4,287) $ 5
* Fair value of purchased options.
** Includes cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the
Statement of Assets and Liabilities.
*** Includes net realized gain (loss) on purchased options as reported in the Statement of Operations.
**** Includes net change in unrealized appreciation (depreciation) on purchased options as reported in the Statement of Operations.
For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

Russell Investment Company
Multi-Asset Growth Strategy Fund
Balance Sheet Offsetting of Financial and Derivative Instruments —
October 31, 2022
See accompanying notes which are an integral part of the financial statements.
840 Multi-Asset Growth Strategy Fund
Amounts in thousands
Offsetting of Financial Assets and Derivative Assets
Description Location: Statement of Assets and Liabilities - Assets
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statement
of Assets
and
Liabilities
Net Amounts
of Assets
Presented in
the Statement
of Assets and
Liabilities
Options Purchased Contracts Investments, at fair value $ 1,448 $ — $ 1,448
Securities on Loan* Investments, at fair value 2,825 — 2,825
Foreign Currency Exchange Contracts Unrealized appreciation on foreign currency exchange contracts 1,621 — 1,621
Interest Rate Swap Contracts Interest rate swap contracts, at fair value 11,707 — 11,707
Credit Default Swap Contracts Credit default swap contracts, at fair value 3,327 — 3,327
Total Financial and Derivative Assets
20,928 — 20,928
Financial and Derivative Assets not subject to a netting agreement
(5,328) — (5,328)
Total Financial and Derivative Assets subject to a netting agreement
$ 15,600 $ — $ 15,600
Financial Assets, Derivative Assets, and Collateral Held by Counterparty
Gross Amounts Not Offset
in the Statement of Assets
and Liabilities
Counterparty
Net Amounts
of Assets
Presented in
the Statement
of Assets and
Liabilities
Financial
and
Derivative
Instruments
Collateral
Received^ Net Amount
Bank of America
$ 80 $ — $ 80 $ —
Bank of Montreal
183 166 — 17
Bank of New York
280 166 — 114
Bank of Nova Scotia
22 — 22 —
Barclays
503 — 503 —
Citigroup
2,036 — 1,342 694
Goldman Sachs
1,479 13 1,322 144
HSBC
350 156 166 28
JPMorgan Chase
187 164 — 23
Morgan Stanley
9,698 — 9,698 —
Northern Trust
7 — — 7
Royal Bank of Canada
282 186 60 36
State Street
261 31 — 230
UBS
232 — — 232
Total
$ 15,600 $ 882 $ 13,193 $ 1,525

Russell Investment Company
Multi-Asset Growth Strategy Fund
Balance Sheet Offsetting of Financial and Derivative Instruments, continued
— October 31, 2022
See accompanying notes which are an integral part of the financial statements.
Multi-Asset Growth Strategy Fund 841
Amounts in thousands
Offsetting of Financial Liabilities and Derivative Liabilities
Description Location: Statement of Assets and Liabilities - Liabilities
Gross
Amounts of
Recognized
Liabilities
Gross
Amounts
Offset in the
Statement
of Assets
and
Liabilities
Net Amounts
of Liabilities
Presented in
the Statement
of Assets and
Liabilities
Foreign Currency Exchange Contracts Unrealized depreciation on foreign currency exchange contracts $ 1,028 $ — $ 1,028
Short Sales Securities sold short, at fair value 10,004 — 10,004
Interest Rate Swap Contracts Interest rate swap contracts, at fair value 2,544 — 2,544
Credit Default Swap Contracts Credit default swap contracts, at fair value 560 — 560
Total Financial and Derivative Liabilities
14,136 — 14,136
Financial and Derivative Liabilities not subject to a netting agreement
(3,068) — (3,068)
Total Financial and Derivative Liabilities subject to a netting agreement
$ 11,068 $ — $ 11,068
Financial Liabilities, Derivative Liabilities, and Collateral Pledged by Counterparty
Gross Amounts Not Offset
in the Statement of Assets
and Liabilities
Counterparty
Net Amounts
of Liabilities
Presented in
the Statement
of Assets and
Liabilities
Financial
and
Derivative
Instruments
Collateral
Pledged^ Net Amount
Bank of America $ 59 $ — $ 58 $ 1
Bank of Montreal 166 166 — —
Bank of New York 166 166 — —
Goldman Sachs 35 13 3 19
HSBC 156 156 — —
JPMorgan Chase 165 164 — 1
Royal Bank of Canada 189 186 — 3
State Street 10,132 31 — 10,101
Total
$ 11,068 $ 882 $ 6 1 $ 10, 1 25
*       Fair value of securities on loan as reported in the footnotes to the Statement of Assets and Liabilities.
^      Collateral received or pledged amounts may not reconcile to those disclosed in the Statement of Assets and Liabilities due to the inclusion of off-Balance
Sheet collateral and adjustments made to exclude overcollateralization.
For further disclosure on derivatives and counterparty risk see note 2 in the Notes to Financial Statements.

Russell Investment Company
Multi-Asset Growth Strategy Fund
See accompanying notes which are an integral part of the financial statements.
842 Multi-Asset Growth Strategy Fund
Statement of Assets and Liabilities — October 31, 2022
Amounts in thousands
Assets
Investments, at identified cost ......................................................................................................................................................
$ 891,2 80
Investments, at fair value(*)(>) ....................................................................................................................................................
837,273
Cash .............................................................................................................................................................................................. 240
Foreign currency holdings(^) ....................................................................................................................................................... 1,740
Unrealized appreciation on foreign currency exchange contracts ............................................................................................... 1,621
Receivables:
Dividends and interest ...................................................................................................................................................... 4,574
Dividends from affiliated funds ....................................................................................................................................... 194
Investments sold ............................................................................................................................................................... 181,476
Fund shares sold ............................................................................................................................................................... 292
From broker(a)(b) ............................................................................................................................................................ 55,499
Variation margin on futures contracts .............................................................................................................................. 198
Interest rate swap contracts, at fair value(•) ................................................................................................................................. 11,707
Credit default swap contracts, at fair value(+) ............................................................................................................................. 3 , 327
Total assets ...............................................................................................................................................................
1,09 8 , 141
Liabilities
Payables:
Due to broker (c)(d)(e) ..................................................................................................................................................... 21,104
Investments purchased ..................................................................................................................................................... 325,1 13
Fund shares redeemed ...................................................................................................................................................... 610
Accrued fees to affiliates .................................................................................................................................................. 462
Other accrued expenses .................................................................................................................................................... 310
Variation margin on futures contracts .............................................................................................................................. 23,656
Deferred capital gains tax liability ................................................................................................................................... 109
Unrealized depreciation on foreign currency exchange contracts ............................................................................................... 1,02 8
Securities sold short, at fair value(‡) ........................................................................................................................................... 10,004
Payable upon return of securities loaned ..................................................................................................................................... 3,086
Interest rate swap contracts, at fair value(•) ................................................................................................................................. 2,544
Credit default swap contracts, at fair value(+) ............................................................................................................................. 560
Total liabilities ...........................................................................................................................................................
38 8 ,5 86
Net Assets ...............................................................................................................................................................
$ 709,555

Russell Investment Company
Multi-Asset Growth Strategy Fund
See accompanying notes which are an integral part of the financial statements.
Multi-Asset Growth Strategy Fund 843
Statement of Assets and Liabilities, continued — October 31, 2022
Amounts in thousands
Net Assets Consist of:
Total distributable earnings (losses) .............................................................................................................................................
$ (10 5 , 597 )
Shares of beneficial interest .........................................................................................................................................................
817
Additional paid-in capital ............................................................................................................................................................
814,335
Net Assets ...............................................................................................................................................................
$ 709,555
Net Asset Value
,
offering and redemption price per share:
Net asset value per share: Class A(#) ........................................................................................................................................... $ 8.66
Maximum offering price per share (Net asset value plus sales charge of 5.75%): Class A ..................................................... $ 9.19
Class A
—
Net assets ........................................................................................................................................................... $ 1,474,004
Class A
—
Shares outstanding ($.01 par value) .................................................................................................................. 170,128
Net asset value per share: Class C(#) ........................................................................................................................................... $ 8.51
Class C
—
Net assets ........................................................................................................................................................... $ 477,156
Class C
—
Shares outstanding ($.01 par value) .................................................................................................................. 56,101
Net asset value per share: Class M(#) .......................................................................................................................................... $ 8.69
Class M
—
Net assets .......................................................................................................................................................... $ 126,529,484
Class M
—
Shares outstanding ($.01 par value) .................................................................................................................. 14,555,372
Net asset value per share: Class S(#) ........................................................................................................................................... $ 8.68
Class S
—
Net assets ............................................................................................................................................................ $ 468,225,391
Class S
—
Shares outstanding ($.01 par value) ................................................................................................................... 53,950,268
Net asset value per share: Class Y(#) ........................................................................................................................................... $ 8.71
Class Y
—
Net assets ........................................................................................................................................................... $ 112,848,723
Class Y
—
Shares outstanding ($.01 par value) .................................................................................................................. 12,962,374
Amounts in thousands
(^)     Foreign currency holdings - cost $ 1,740
(*)     Securities on loan included in investments $ 2,825
(•)     Interest rate swap contracts - premiums paid (received) $ (3,899)
(+)     Credit default swap contracts - premiums paid (received) $ 997
(‡)     Proceeds on securities sold short $ 10,388
(>)     Investments in affiliates, U.S. Cash Management Fund and U.S. Cash Collateral Fund $ 95,890
(a)     Receivable from Broker for Futures $ 52,63 6
(b)     Receivable from Broker for Swaps $ 2,863
(c)     Due to Broker for Futures $ 102
(d)     Due to Broker for Swaps $ 9,485
(e)     Due to Broker for Options $ 11,517
(#) Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

Russell Investment Company
Multi-Asset Growth Strategy Fund
See accompanying notes which are an integral part of the financial statements.
844 Multi-Asset Growth Strategy Fund
Statement of Operations — For the Period Ended October 31, 2022
Amounts in thousands
Investment Income
Dividends ......................................................................................................................................................................... $ 9 , 859
Dividends from affiliated funds ....................................................................................................................................... 936
Interest .............................................................................................................................................................................. (925)
Securities lending income (net) ....................................................................................................................................... 50
Total investment income ..............................................................................................................................................................
9,920
Expenses
Advisory fees ................................................................................................................................................................... 7,299
Administrative fees .......................................................................................................................................................... 414
Custodian fees .................................................................................................................................................................. 478
Distribution fees - Class A ............................................................................................................................................... 5
Distribution fees - Class C ............................................................................................................................................... 4
Transfer agent fees - Class A ........................................................................................................................................... 4
Transfer agent fees - Class C ........................................................................................................................................... 1
Transfer agent fees - Class M .......................................................................................................................................... 296
Transfer agent fees - Class S ............................................................................................................................................ 1,139
Transfer agent fees - Class Y ........................................................................................................................................... 6
Professional fees .............................................................................................................................................................. 268
Registration fees ............................................................................................................................................................... 90
Shareholder servicing fees - Class C ............................................................................................................................... 1
Trustees’ fees .................................................................................................................................................................... 45
Printing fees ..................................................................................................................................................................... 104
Miscellaneous .................................................................................................................................................................. 58
Expenses before reductions .............................................................................................................................................. 10,212
Expense reductions .......................................................................................................................................................... (2,830)
Net expenses ................................................................................................................................................................................
7,382
Net investment income (loss) .......................................................................................................................................................
2,538
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments (net of foreign capital gains taxes of $48) ................................................................................................... (20, 091 )
Investments in affiliated funds ......................................................................................................................................... (13)
Futures contracts .............................................................................................................................................................. (21,550)
Options written ................................................................................................................................................................. (16,862)
Foreign currency exchange contracts ............................................................................................................................... 16,074
Total return swap contracts .............................................................................................................................................. (82)
Interest rate swap contracts .............................................................................................................................................. 20 , 547
Credit default swap contracts ........................................................................................................................................... (1 , 010 )
Foreign currency-related transactions .............................................................................................................................. (70)
Net realized gain (loss) ................................................................................................................................................................
( 23 , 057 )
Net change in unrealized appreciation (depreciation) on:
Investments (net of deferred tax liability for foreign capital gains taxes of $ (2) ) ........................................................... (133,998)
Investments in affiliated funds ......................................................................................................................................... (5)
Futures contracts .............................................................................................................................................................. (20,122)
Options written ................................................................................................................................................................. 4,530
Foreign currency exchange contracts ............................................................................................................................... (1,650)
Total return swap contracts .............................................................................................................................................. 5
Interest rate swap contracts .............................................................................................................................................. (1,597)
Credit default swap contracts ........................................................................................................................................... 1, 715
Securities sold short ......................................................................................................................................................... 38 4
Foreign currency-related transactions .............................................................................................................................. (71 3 )

Russell Investment Company
Multi-Asset Growth Strategy Fund
See accompanying notes which are an integral part of the financial statements.
Multi-Asset Growth Strategy Fund 845
Statement of Operations , continued — For the Period Ended October 31,
2022
Amounts in thousands
Net change in unrealized appreciation (depreciation) ................................................................................................................. (151,451)
Net realized and unrealized gain (loss) ........................................................................................................................................ (174,508)
Net Increase (Decrease) in Net Assets from Operations ....................................................................................
$ (171,970)

Russell Investment Company
Multi-Asset Growth Strategy Fund
See accompanying notes which are an integral part of the financial statements.
846 Multi-Asset Growth Strategy Fund
Statements of Changes in Net Assets
(1)
Amounts in thousands
For the Periods Ended October 31,
2022 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss) .............................................................................................................. $ 2,538 $ 4,790
Net realized gain (loss) ....................................................................................................................... (2 3 , 057 ) 156,423
Net change in unrealized appreciation (depreciation) ........................................................................ (151, 451 ) 91,794
Net increase (decrease) in net assets from operations .............................................................................. (171,970) 253,007
Distributions
To shareholders
Class A .......................................................................................................................................... (113) (6)
Class C .......................................................................................................................................... (30) ( — )
**
Class M ......................................................................................................................................... (9,822) (1,188)
Class S .......................................................................................................................................... (38,620) (3,882)
Class Y .......................................................................................................................................... (9,337) (546)
Net decrease in net assets from distributions ............................................................................................ (57,922) (5,622)
Share Transactions*
Net increase (decrease) in net assets from share transactions ................................................................... (38,306) (735,792)
Total Net Increase (Decrease) in Net Assets ........................................................................
(268,198) (488,407)
Net Assets
Beginning of period .................................................................................................................................. 977,753 1,466,160
End of period .............................................................................................................................................
$ 709,555 $ 977,753

Russell Investment Company
Multi-Asset Growth Strategy Fund
See accompanying notes which are an integral part of the financial statements.
Multi-Asset Growth Strategy Fund 847
** Less than $500.
*** Less than 500 shares.
(1) For the period ended October 31, 2021, the Statements of Changes in Net Assets is consolidated and includes the balances of Cayman
Multi-Asset Growth Strategy Fund, Ltd. (a Cayman Island exempted company and a wholly-owned subsidiary of the Multi-Asset Growth
Strategy Fund). Accordingly, all interfund balances and transactions have been eliminated. Effective March 1, 2022, the Cayman Multi-Asset
Growth Strategy Fund, Ltd. was liquidated and the Multi-Asset Growth Strategy Fund no longer invests indirectly through a wholly owned subsidiary.
Statements of Changes in Net Assets, continued
(1)
* Share transaction amounts (in thousands) for the periods ended October 31, 2022 and October 31, 2021 were as follows:
2022 2021
Shares Dollars Shares Dollars
Class A
Proceeds from shares sold 67 $ 659 101 $ 1,092
Proceeds from reinvestment of distributions 11 113 —
***
6
Payments for shares redeemed (83) (770) (101) (1,105)
Net increase (decrease)
(5) 2 —
***
(7)
Class C
Proceeds from shares sold 46 494 5 51
Proceeds from reinvestment of distributions 3 30 —
***
—
**
Payments for shares redeemed (17) (162) (11) (117)
Net increase (decrease)
32 362 (6) (66)
Class M
Proceeds from shares sold 1,886 18,728 10,915 116,340
Proceeds from reinvestment of distributions 942 9,821 108 1,188
Payments for shares redeemed (2,817) (27,390) (14,976) (165,840)
Net increase (decrease)
11 1,159 (3,953) (48,312)
Class S
Proceeds from shares sold 5,152 51,790 9,250 100,514
Proceeds from reinvestment of distributions 3,698 38,541 351 3,867
Payments for shares redeemed (12,819) (124,935) (75,285) (816,582)
Net increase (decrease)
(3,969) (34,604) (65,684) (712,201)
Class Y
Proceeds from shares sold 303 3,039 3,739 41,757
Proceeds from reinvestment of distributions 894 9,337 49 546
Payments for shares redeemed (1,82 3 ) (17,601) (1,570) (17,509)
Net increase (decrease)
(62 6 ) (5,225) 2,218 24,794
Total increase (decrease)
(4,55 7 ) $ (38,306) (67,425) $ (735,792)

Russell Investment Company
Multi-Asset Growth Strategy Fund
Financial Highlights — For the Periods Ended
See accompanying notes which are an integral part of the financial statements.
848 Multi-Asset Growth Strategy Fund
For a Share Outstanding Throughout Each Period.
$
Net Asset Value,
Beginning of
Period
$
Net Investment
Income (Loss)
(a)(d)
$
Net Realized
and Unrealized
Gain (Loss)
$
Total from
Investment
Operations
$
Distributions
from Net
Investment Income
$
Distributions
from Net
Realized Gain
$
Return of Capital
Class A
October 31, 2022 11.32 (—)(f) (2.01) (2.01) (.11) (.54) —
October 31, 2021(4) 9.54 —(f) 1.81 1.81 (.03) — —
October 31, 2020(4) 10.33 .04 (.53) (.49) (.26) — (.04)
October 31, 2019(4) 10.07 .17 .30 .47 (.16) (.05) —
October 31, 2018(4) 10.59 .17 (.47) (.30) (.14) (.08) —
Class C
October 31, 2022 11.16 (.07) (1.97) (2.04) (.07) (.54) —
October 31, 2021(4) 9.46 (.07) 1.78 1.71 (.01) — —
October 31, 2020(4) 10.30 (.04) (.52) (.56) (.25) — (.03)
October 31, 2019(4) 10.05 .10 .28 .38 (.08) (.05) —
October 31, 2018(4) 10.58 .10 (.48) (.38) (.07) (.08) —
Class M
October 31, 2022 11.34 .03 (2.00) (1.97) (.14) (.54) —
October 31, 2021(4) 9.55 .05 1.79 1.84 (.05) — —
October 31, 2020(4) 10.31 .10 (.53) (.43) (.28) — (.05)
October 31, 2019(4) 10.06 .22 .27 .49 (.19) (.05) —
October 31, 2018(4) 10.57 .21 (.47) (.26) (.17) (.08) —
Class S
October 31, 2022 11.33 .02 (2.00) (1.98) (.13) (.54) —
October 31, 2021(4) 9.54 .04 1.79 1.83 (.04) — —
October 31, 2020(4) 10.31 .09 (.54) (.45) (.27) — (.05)
October 31, 2019(4) 10.05 .20 .29 .49 (.18) (.05) —
October 31, 2018(4) 10.57 .20 (.48) (.28) (.16) (.08) —
Class Y
October 31, 2022 11.36 .04 (2.01) (1.97) (.14) (.54) —
October 31, 2021(4) 9.55 .04 1.82 1.86 (.05) — —
October 31, 2020(4) 10.32 .10 (.54) (.44) (.28) — (.05)
October 31, 2019(4) 10.06 .22 .29 .51 (.20) (.05) —
October 31, 2018(4) 10.58 .22 (.48) (.26) (.18) (.08) —

See accompanying notes which are an integral part of the financial statements.
Multi-Asset Growth Strategy Fund 849
$
Total
Distributions
$
Net Asset Value,
End of
Period
%
Total
Return
(c)
$
Net Assets,
End of Period
(000)
%
Ratio of Expenses
to Average
Net Assets,
Gross
%
Ratio of Expenses
to Average
Net Assets,
Net
(d)
%
Ratio of Net
Investment Income
to Average
Net Assets
(d)
%
Portfolio
Turnover Rate
(.65) 8.6 6 (18.73) 1,474 1.48 1.16 (.01) 157
(.03) 11.32 19.03 1,980 1.44 1.20 .03 207
(.30) 9.54 (4.85) 1,668 1.46 1.18 .45 195
(.21) 10.33 4.70 2,092 1.46 1.18 1.68 172
(.22) 10.07 (2.93) 1,760 1.47 1.18 1.61 135
(.61) 8.51 (19.22) 477 2.23 1.91 (.70) 157
(.01) 11.16 18.11 271 2.19 1.95 (.69) 207
(.28) 9.46 (5.63) 289 2.21 1.93 (.40) 195
(.13) 10.30 3.84 324 2.21 1.93 1.01 172
(.15) 10.05 (3.66) 236 2.22 1.93 .91 135
(.68) 8.69 (18.38) 126, 529 1.23 .81 .34 157
(.05) 11.34 19.24 164,993 1.19 .85 .48 207
(.33) 9.55 (4.34) 176,565 1.20 .83 1.00 195
(.24) 10.31 4.97 236,943 1.22 .84 2.16 172
(.25) 10.06 (2.54) 103,129 1.22 .83 2.01 135
(.67) 8.68 (18.46) 468, 226 1.23 .91 .25 157
(.04) 11.33 19.22 656,179 1.20 .95 .37 207
(.32) 9.54 (4.52) 1,179,071 1.21 .93 .91 195
(.23) 10.31 4.96 1,656,511 1.21 .93 1.93 172
(.24) 10.05 (2.74) 2,128,773 1.21 .93 1.91 135
(.68) 8.71 (18.28) 112, 849 1.03 .71 .44 157
(.05) 11.36 19.48 154,330 .99 .75 .39 207
(.33) 9.55 (4.36) 108,567 1.01 .73 1.03 195
(.25) 10.32 5.16 10,330 1.01 .74 2.15 172
(.26) 10.06 (2.56) 9,892 1.02 .73 2.07 135

Russell Investment Company
Multi-Asset Growth Strategy Fund
See accompanying notes which are an integral part of the financial statements.
850 Multi-Asset Growth Strategy Fund
Related Party Transactions, Fees and Expenses
Accrued fees payable to affiliates for the period ended October 31, 2022 were as follows:
Transactions (amounts in thousands) during the period ended October 31, 2022 with Underlying Funds which are, or were, an affiliated company are as follows:
Federal Income Taxes
At October 31, 2022, the cost of investments, net unrealized appreciation (depreciation), and components of distributable earnings for income tax purposes were as follows:
For the fiscal years ended October 31, 2022 and October 31, 2021, respectively, the Fund made the following tax basis distributions:
Net investment income and net realized gains (losses) in the financial statements may differ from taxable net investment income and net realized gains (losses). Capital accounts within the financial statements are adjusted for permanent differences between book and tax accounting.  These differences may be due to foreign currency gains or losses, reclassifications of dividends and /or differences in treatment of income from swaps.  These adjustments have no impact on the net assets.
At October 31, 2022, the Statement of Assets and Liabilities has been adjusted by the following amounts (in thousands):
Advisory fees $ 339,352
Administration fees 28,916
Distribution fees 625
Shareholder servicing fees 103
Transfer agent fees 89,833
Trustee fees 2,801
$ 461,630
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Income
Distributions
Capital Gains
Distributions
U.S. Cash Collateral Fund $ 4,969 $ 50,111 $ 51,994 $ — $ — $ 3,086 $ 28 $ —
U.S. Cash Management Fund 118,910 1,722,007 1,748,095 (13) (5) 92,804 936 —
$ 123,879 $ 1,772,118 $ 1,800,089 $ (13) $ (5) $ 95,890 $ 964 $ —
Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
Undistributed
Ordinary Income
Undistributed
Long-Term
Capital Gains
(Capital Loss
Carryforward)
$ 894,413,384 $ 66,005,132 $ (119,962,129) $ (53,956,997) $ — $ (51, 347 , 597 )
October 31, 2022 October 31, 2021
Ordinary Income
Distributions
Long-Term
Capital Gain
Distributions
Distributions
In Excess
Ordinary Income
Distributions
Long-Term
Capital Gain
Distributions
Return of
Capital
$ 47,242,520 $ 10,409,368 $ 270,239 $ 5,621,524 $ — $ —
Total distributable earnings (losses)
$ 425
Additional paid-in capital
(42 5 )

Russell Investment Company
Multifactor U.S. Equity Fund
Portfolio Management Discussion and Analysis — October 31, 2022
(Unaudited)
852 Multifactor U.S. Equity Fund
Multifactor U.S. Equity Fund - Class A
‡
Total
Return
1 Year (18 .26)%
5 Years 7 .34%§
Inception* 9 .64%§
Multifactor U.S. Equity Fund - Class C
‡‡
Total
Return
1 Year (13 .94)%
5 Years 7 .88%§
Inception* 9 .20%§
Multifactor U.S. Equity Fund - Class M
‡‡‡
Total
Return
1 Year (12.96)%
5 Years 9.01%§
Inception* 9.95%§
Multifactor U.S. Equity Fund - Class R6
‡‡‡‡
Total
Return
1 Year (12 .94)%
5 Years 9 .03%§
Inception* 9 .97%§
Multifactor U.S. Equity Fund - Class S
‡‡‡‡‡
Total
Return
1 Year (13 .05)%
5 Years 8 .86%§
Inception* 9 .79%§
Multifactor U.S. Equity Fund - Class Y
Total
Return
1 Year (12 .93)%
5 Years 9 .05%§
Inception* 9 .99%§
Russell 1000
®
Index
**
Total
Return
1 Year (16 .38)%
5 Years 10 .19%§
Inception* 10 .63%§

Russell Investment Company
Multifactor U.S. Equity Fund
Portfolio Management Discussion and Analysis, continued — October 31,
2022 (Unaudited)
Multifactor U.S. Equity Fund 853
Russell Investment Management, LLC (“RIM”) provides
all investment advisory and portfolio management services
for the Multifactor U.S. Equity Fund (the “Fund”), including developing the investment program for the Fund and managing
the Fund’s overall exposures.
What is the Fund’s investment objective?
The Fund seeks to provide long-term capital growth.
How did the Fund perform relative to its benchmark
for the fiscal year ended October 31, 2022?
For the fiscal year ended October 31, 2022 (the “fiscal year”), the Fund’s Class A, Class C, Class M, Class R6, Class S and
Class Y Shares lost 13.28%, 13.94%, 12.96%, 12.94%, 13.05%
and 12.93%, respectively. This is compared to the Fund’s
benchmark, the Russell 1000
®
Index, which lost 16.38% during
the fiscal year. The Fund’s performance includes operating
expenses, whereas index returns are unmanaged and do not
include expenses of any kind.
For the fiscal year, the Morningstar
®
Large Blend Category,
a group of funds that Morningstar, Inc. considers to have
investment strategies similar to those of the Fund, lost 14.67%.
This result serves as a peer comparison and is expressed net of operating expenses.
How did market conditions affect the Fund’s
performance?
A large and protracted rise in inflation created serious
challenges for the U.S. economic outlook. In response, the
Federal Reserve’s monetary policy pivoted into restrictive
territory. It was a largely negative return environment for the equity markets where value and low volatility-oriented equities outperformed their growth peers. Energy and consumer staples were the best performing sectors while communication services and consumer discretionary lagged.
How did the investment strategies and techniques
employed by the Fund affect its benchmark relative
performance?
RIM seeks to achieve the Fund’s investment objective by
managing the Fund’s overall exposures (such as value,
momentum, quality, capitalization size, lower volatility,
growth, industry, sector, defensive or dynamic). After RIM has determined the Fund’s target exposures, RIM identifies baskets of stocks and determines their weights within the Fund to seek to achieve those target exposures.
Over the fiscal year, the Fund maintained exposure to
moderately-priced securities with higher quality and lower
market capitalization. Overall, the impact of the Fund’s factor tilts on the Fund’s performance was positive, especially as the tilt toward stocks with lower valuation was rewarded.
Sector allocation decisions had a positive impact on
performance over the fiscal year, as an overweight to energy and an underweight to communication services were beneficial.
Industry allocation decisions were additive to performance,
especially overweights to insurance and oil, gas and consumable fuels.
During the fiscal year, RIM partially equitized the Fund’s cash using index futures contracts to provide the Fund with greater market exposure and this strategy performed as intended.
Describe any changes to the Fund’s structure.
There were no changes to the Fund’s structure during the fiscal year.
The views expressed in this report reflect those of
the portfolio managers only through the end of the
fiscal year covered by the report. These views do not
necessarily represent the views of RIM, or any other
person in RIM or any other affiliated organization.
These views are subject to change at any time based
upon market conditions or other events, and RIM
disclaims any responsibility to update the views
contained herein. These views should not be relied
on as investment advice and, because investment
decisions for a Russell Investment Company (“RIC”)
Fund are based on numerous factors, should not be
relied on as an indication of investment decisions of
any RIC Fund.

Russell Investment Company
Multifactor U.S. Equity Fund
Portfolio Management Discussion and Analysis, continued — October 31,
2022 (Unaudited)
854 Multifactor U.S. Equity Fund
* Assumes initial investment on July 31, 2014.
** Russell 1000
®
Index includes the 1,000 largest companies in the Russell 3000
®
Index. The Russell 1000
®
Index represents the universe of stocks from which
most active money managers typically select. The Russell 1000
®
Index return reflects adjustments from income dividends and capital gain distributions reinvested as of the ex-dividend dates.
‡ The Fund’s performance inception date for Class A Shares was April 26, 2018. The returns shown for Class A Shares prior to that date are the returns of the
Fund’s Class Y Shares. Class A Shares will have substantially similar annual returns as the Class Y Shares because the Shares of each Class are invested in the same portfolio of securities. The performance shown has been adjusted to reflect the deduction of the maximum Class A sales charge of 5.75%. Annual returns for each Class will differ only to the extent that the Class A Shares do not have the same expenses as Class Y Shares.
‡‡ The Fund’s performance inception date for Class C Shares was April 26, 2018. The returns shown for Class C Shares prior to that date are the returns of the
Fund’s Class Y Shares. Class C Shares will have substantially similar annual returns as the Class Y Shares because the Shares of each Class are invested in the same portfolio of securities. Annual returns for each Class will differ only to the extent that the Class C Shares do not have the same expenses as the
Class Y Shares.
‡‡‡ The Fund’s performance inception date for Class M Shares was January 2, 2015. The returns shown for Class M Shares prior to that date are the returns of the Fund’s Class Y Shares. Class M Shares will have substantially similar annual returns as the Class Y Shares because the Shares of each Class are invested in the same portfolio of securities. Annual returns for each Class will differ only to the extent that the Class M Shares do not have the same expenses as the
Class Y Shares.
‡‡‡‡ The Fund’s performance inception date for Class R6 Shares was February 29, 2016.  The returns shown for Class R6 Shares prior to that date are the returns of the Fund’s Class Y Shares.  Class R6 Shares will have substantially similar annual returns as the Class Y Shares because the Shares of each Class are invested in the same portfolio of securities.  Annual returns for each Class will differ only to the extent that the Class R6 Shares do not have the same expenses as the Class Y Shares.
‡‡‡‡‡ The Fund’s performance inception date for Class S Shares was January 2, 2015. The returns shown for Class S Shares prior to that date are the returns of the
Fund’s Class Y Shares. Class S Shares will have substantially similar annual returns as the Class Y Shares because the Shares of each Class are invested in the same portfolio of securities.  Annual returns for each Class will differ only to the extent that the Class S Shares do not have the same expenses as the
Class Y Shares.
§ Annualized.
Performance is historical and assumes reinvestment of all dividends and capital gains.  Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than when purchased.  Past performance is not indicative of future results.  The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Additionally, the returns presented herein may differ from the performance reported in the Financial Highlights as the returns herein are calculated in a manner consistent with standardized performance in accordance with
Securities and Exchange Commission rules, while the performance in the Financial Highlights has been calculated in accordance with U.S. Generally Accepted
Accounting Pr inciple s (“U.S. GAAP”).

Russell Investment Company
Multifactor U.S. Equity Fund
Shareholder Expense Example — October 31, 2022 (Unaudited)
Multifactor U.S. Equity Fund 855
Fund Expenses
The following disclosure provides important information
regarding the Fund’s Shareholder Expense Example
(“Example”).
Example
As a shareholder of the Fund, you incur two types of costs:
(1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs,
including advisory and administrative fees; distribution (12b-1)
and/or service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars)
of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from May 1, 2022 to October 31, 2022 .
Actual Expenses
The information in the table under the heading “Actual
Performance” provides information about actual account
values and actual expenses. You may use the information in
this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During
Period” to estimate the expenses you paid on your account
during this period.
Hypothetical Example for Comparison Purposes
The information in the table under the heading “Hypothetical
Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses
based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the
Fund’s actual return. The hypothetical account values and
expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the
Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant
to highlight your ongoing costs only and do not reflect any
transactional costs. Therefore, the information under the heading
“Hypothetical Performance (5% return before expenses)” is
useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
Class A
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2022 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2022 $ 951.70 $ 1,021.17
Expenses Paid During Period* $ 3.94 $ 4.08
* Expenses are equal to the Fund's annualized expense ratio of 0.80%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-
half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class C
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2022 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2022 $ 948.10 $ 1,017.39
Expenses Paid During Period* $ 7.61 $ 7.88
* Expenses are equal to the Fund's annualized expense ratio of 1.55%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-
half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class M
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2022 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2022 $ 953.00 $ 1,023.19
Expenses Paid During Period* $ 1.97 $ 2.04
* Expenses are equal to the Fund's annualized expense ratio of 0.40%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-
half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

Russell Investment Company
Multifactor U.S. Equity Fund
Shareholder Expense Example, continued — October 31, 2022 (Unaudited)
856 Multifactor U.S. Equity Fund
Class R6
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2022 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2022 $ 953.70 $ 1,023.29
Expenses Paid During Period* $ 1.87 $ 1.94
* Expenses are equal to the Fund's annualized expense ratio of 0.38%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-
half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class S
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2022 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2022 $ 952.70 $ 1,022.43
Expenses Paid During Period* $ 2.71 $ 2.80
* Expenses are equal to the Fund's annualized expense ratio of 0.55%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-
half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class Y
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2022 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2022 $ 953.80 $ 1,023.44
Expenses Paid During Period* $ 1.72 $ 1.79
* Expenses are equal to the Fund's annualized expense ratio of 0.35%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-
half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

Russell Investment Company
Multifactor U.S. Equity Fund
Schedule of Investments — October 31, 2022
See accompanying notes which are an integral part of the financial statements.
Multifactor U.S. Equity Fund 857
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Common Stocks - 97.5%
Consumer Discretionary - 13.0%
Advance Auto Parts, Inc. 1,621 308
Amazon.com, Inc.(Æ) 124,248 12,728
Amerco, Inc. 386 222
AutoNation, Inc.(Æ) 3,010 320
AutoZone, Inc.(Æ) 402 1,018
Bath & Body Works, Inc.(Æ) 13,732 458
Best Buy Co., Inc. 9,496 650
BJ's Wholesale Club Holdings, Inc.(Æ) 2,240 173
BorgWarner, Inc. 9,156 344
Boyd Gaming Corp. 4,914 284
Brunswick Corp. 4,836 342
Cable One, Inc. 114 98
Caesars Entertainment, Inc.(Æ) 3,014 132
Capri Holdings, Ltd.(Æ) 9,719 444
CarMax, Inc.(Æ) 4,504 284
Charter Communications, Inc. Class A(Æ) 431 158
Chipotle Mexican Grill, Inc. Class A(Æ) 401 601
Comcast Corp. Class A 65,774 2,088
Costco Wholesale Corp. 6,350 3,185
Curtiss-Wright Corp. 1,058 178
Deckers Outdoor Corp.(Æ) 510 178
Dick's Sporting Goods, Inc. 4,301 489
Discovery Communications LLC(Æ) 45,983 598
DISH Network Corp. Class A(Æ) 9,840 147
Dollar General Corp. 2,066 527
Dollar Tree, Inc.(Æ) 6,242 989
DR Horton, Inc. 17,390 1,337
eBay, Inc. 24,258 966
Expedia Group, Inc.(Æ) 1,155 108
FactSet Research Systems, Inc. 1,610 685
Five Below, Inc.(Æ) 960 140
Floor & Decor Holdings, Inc. Class A(Æ) 1,270 93
Ford Motor Co. 87,817 1,174
Fortune Brands Home & Security, Inc. 2,644 159
Fox Corp. Class A 17,758 513
Gap, Inc. (The) 18,270 206
Garmin, Ltd. 5,059 445
General Motors Co. 29,931 1,175
Genuine Parts Co. 6,075 1,080
Grand Canyon Education, Inc.(Æ) 2,292 231
H&R Block, Inc. 9,023 371
Hanesbrands, Inc. 6,916 47
Harley-Davidson, Inc. 9,061 390
Hilton Worldwide Holdings, Inc. 2,487 336
Home Depot, Inc. (The) 10,129 3,000
Interpublic Group of Cos., Inc. (The) 22,883 682
Kohl's Corp. 10,593 317
Lear Corp. 3,069 426
Leggett & Platt, Inc. 3,991 135
Lennar Corp. Class A 8,864 715
Liberty Media Corp. Class C(Æ) 8,296 350
Liberty Media Corp.-Liberty Formula One
Class C(Æ) 5,102 295
Lithia Motors, Inc. Class A 2,165 429
Live Nation Entertainment, Inc.(Æ) 2,282 182
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
LKQ Corp. 19,530 1,087
Lowe's Cos., Inc. 3,331 649
Lucid Group, Inc.(Æ)(Ñ) 8,393 120
Lululemon Athletica, Inc.(Æ) 1,003 330
Marriott International, Inc. Class A 3,686 590
McDonald's Corp. 4,030 1,099
MGM Resorts International 5,885 209
Mohawk Industries, Inc.(Æ) 2,591 245
Netflix, Inc.(Æ) 3,815 1,114
New York Times Co. (The) Class A 7,004 203
Newell Rubbermaid, Inc. 21,232 293
News Corp. Class A 19,454 328
Nexstar Media Group, Inc. Class A 2,782 477
Nike, Inc. Class B 8,344 773
Norton LifeLock Inc.(Æ) 9,751 220
nVent Electric PLC 6,878 251
NVR, Inc.(Æ) 177 750
Ollie's Bargain Outlet Holdings, Inc.(Æ) 1,828 102
Omnicom Group, Inc. 10,142 738
O'Reilly Automotive, Inc.(Æ) 863 722
Paramount Global Class B 21,178 388
Penn National Gaming, Inc.(Æ) 3,168 105
Penske Automotive Group, Inc. 1,859 208
Petco Health & Wellness Co., Inc.(Æ) 11,474 121
Pool Corp. 1,538 468
PulteGroup, Inc. 14,463 578
PVH Corp. 4,433 228
Ralph Lauren Corp. Class A 1,281 119
Restoration Hardware(Æ) 314 80
Sensata Technologies Holding PLC 5,184 208
Service Corp. International 4,005 243
Sirius XM Holdings, Inc.(Ñ) 26,571 160
Skechers USA, Inc. Class A(Æ) 3,389 117
Tapestry, Inc. 20,107 637
Target Corp. 4,151 682
Tempur Sealy International, Inc. 11,539 310
Tesla, Inc.(Æ) 36,966 8,411
TJX Cos., Inc. (The) 5,204 375
Toll Brothers, Inc. 7,846 338
Tractor Supply Co. 3,343 735
TripAdvisor, Inc.(Æ) 4,785 113
Ulta Salon Cosmetics & Fragrance, Inc.(Æ) 1,714 719
Under Armour, Inc. Class A(Æ) 7,667 57
Victoria's Secret & Co.(Æ) 7,211 271
Walmart, Inc. 8,517 1,212
Walt Disney Co. (The)(Æ) 9,184 978
Whirlpool Corp. 2,250 311
Williams-Sonoma, Inc. 4,982 617
YETI Holdings, Inc.(Æ) 2,278 73
Yum! Brands, Inc. 3,458 409
72,501
Consumer Staples - 5.7%
Albertsons Cos. LLC / Safeway, Inc. / New
Albertsons, LP / Albertson's LLC Class A 6,560 134
Altria Group, Inc. 8,114 375
Archer-Daniels-Midland Co. 21,480 2,083

Russell Investment Company
Multifactor U.S. Equity Fund
Schedule of Investments, continued — October 31, 2022
See accompanying notes which are an integral part of the financial statements.
858 Multifactor U.S. Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Boston Beer Co., Inc. Class A(Æ) 442 165
Brown-Forman Corp. Class B - ADR 2,082 142
Bunge, Ltd. 7,537 744
Campbell Soup Co. 10,135 536
Casey's General Stores, Inc. 2,908 677
Church & Dwight Co., Inc. 6,005 445
Clorox Co. (The) 1,775 259
Coca-Cola Co. (The) 33,388 1,998
Colgate-Palmolive Co. 3,818 282
Conagra Brands, Inc. 15,379 564
CVS Health Corp. 35,192 3,333
Estee Lauder Cos., Inc. (The) Class A 3,751 752
Flowers Foods, Inc. 15,734 452
General Mills, Inc. 12,269 1,001
Hershey Co. (The) 3,846 918
Hormel Foods Corp. 5,138 239
Ingredion, Inc. 5,002 446
JM Smucker Co. (The) 6,498 979
Kellogg Co. 4,248 326
Keurig Dr Pepper, Inc. 2,126 83
Kimberly-Clark Corp. 2,386 297
Kraft Heinz Foods Co. 27,590 1,061
Kroger Co. (The) 32,439 1,534
McCormick & Co., Inc. 3,152 248
Molson Coors Beverage Co. Class B 7,021 354
Mondelez International, Inc. Class A 8,681 534
Monster Beverage Corp.(Æ) 5,520 517
PepsiCo, Inc. 17,514 3,180
Philip Morris International, Inc. 8,020 737
Pilgrim's Pride Corp.(Æ) 5,757 133
Procter & Gamble Co. (The) 26,943 3,628
Reynolds Consumer Products, Inc. 3,726 114
Sysco Corp. 5,476 474
Tyson Foods, Inc. Class A 13,913 951
Walgreens Boots Alliance, Inc. 25,971 948
31,643
Energy - 6.2%
Cabot Oil & Gas Corp. 26,677 830
Chevron Corp. 34,922 6,317
Continental Resources, Inc. 2,850 211
Devon Energy Corp. 21,455 1,660
Diamondback Energy, Inc. 7,077 1,112
Enphase Energy, Inc.(Æ) 1,214 373
EOG Resources, Inc. 16,838 2,299
EQT Corp. 12,258 513
Exxon Mobil Corp. 67,816 7,515
Halliburton Co. 17,271 629
Hess Corp. 3,337 471
HF Sinclair Corp. 4,808 294
Kinder Morgan, Inc. 42,896 777
Marathon Oil Corp. 41,588 1,266
Marathon Petroleum Corp. 18,114 2,058
NOV, Inc.(Æ) 11,219 251
Occidental Petroleum Corp. 19,236 1,396
ONEOK, Inc. 9,620 571
Phillips 66 11,932 1,244
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Pioneer Natural Resources Co. 5,871 1,505
Schlumberger, Ltd. 14,560 758
Targa Resources Corp. 7,443 509
Texas Pacific Land Corp. 154 355
Valero Energy Corp. 12,654 1,589
34,503
Financial Services - 14.6%
Affiliated Managers Group, Inc. 1,040 129
Aflac, Inc. 20,575 1,340
Allstate Corp. (The) 7,966 1,006
Ally Financial, Inc. 10,268 283
American Express Co. 7,087 1,052
American Financial Group, Inc. 3,039 441
American Homes 4 Rent Class A(ö) 2,701 86
American International Group, Inc. 18,585 1,059
American Tower Corp.(ö) 3,799 787
Ameriprise Financial, Inc. 2,190 677
Annaly Capital Management, Inc. (ö) 3,545 66
Aon PLC Class A 2,166 610
Apollo Global Management, Inc. 5,784 320
Arch Capital Group, Ltd.(Æ) 16,003 920
Arthur J Gallagher & Co. 4,283 801
Assurant, Inc. 1,238 168
AXA Equitable Holdings 12,709 389
Bank of America Corp. 72,247 2,604
Bank of New York Mellon Corp. (The) 16,497 695
Bank OZK 2,969 128
Berkshire Hathaway, Inc. Class B(Æ) 24,199 7,141
BlackRock, Inc. Class A 1,257 812
Blackstone Group, Inc. (The) Class A 6,565 598
Brighthouse Financial, Inc.(Æ) 2,736 156
Brown & Brown, Inc. 9,698 570
Camden Property Trust(ö) 1,169 135
Capital One Financial Corp. 5,338 566
Carlyle Group, LP 5,168 146
Cboe Global Markets, Inc. 4,037 503
CBRE Group, Inc. Class A 13,119 931
Charles Schwab Corp. (The) 12,496 996
Chubb, Ltd. 8,693 1,868
Cincinnati Financial Corp. 3,637 376
Citigroup, Inc. 17,156 787
Citizens Financial Group, Inc. 8,365 342
CME Group, Inc. Class A 620 107
Comerica, Inc. 5,232 369
Commerce Bancshares, Inc. 2,613 185
Crown Castle, Inc.(ö) 1,491 199
CubeSmart(ö) 3,425 143
Cullen/Frost Bankers, Inc. 1,620 251
Discover Financial Services 7,067 738
East West Bancorp, Inc. 7,379 528
Equinix, Inc.(Æ)(ö) 612 347
Equity LifeStyle Properties, Inc. Class A(ö) 2,899 185
Equity Residential(ö) 5,290 333
Essex Property Trust, Inc.(ö) 1,179 262
Evercore, Inc. Class A 1,168 123
Everest Re Group, Ltd. 1,128 364

Russell Investment Company
Multifactor U.S. Equity Fund
Schedule of Investments, continued — October 31, 2022
See accompanying notes which are an integral part of the financial statements.
Multifactor U.S. Equity Fund 859
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Extra Space Storage, Inc.(ö) 2,488 441
Federal Realty Investment Trust(Æ) 1,116 110
Fidelity National Financial, Inc. 14,672 578
Fifth Third Bancorp 11,584 413
First American Financial Corp. 5,419 273
First Citizens BancShares, Inc. Class A 186 153
First Horizon National Corp. 8,099 199
First Industrial Realty Trust, Inc.(ö) 2,309 110
First Republic Bank 813 98
Franklin Resources, Inc. 11,586 272
Globe Life, Inc.(Æ) 2,404 278
Goldman Sachs Group, Inc. (The) 3,515 1,211
Hartford Financial Services Group, Inc. 12,390 897
Huntington Bancshares, Inc. 23,297 354
Interactive Brokers Group, Inc. Class A 2,125 170
Intercontinental Exchange, Inc. 5,684 543
Invesco, Ltd. 14,821 227
Invitation Homes, Inc.(ö) 7,460 236
Janus Henderson Group PLC 3,858 88
Jefferies Financial Group, Inc.(Æ) 5,383 185
Jones Lang LaSalle, Inc.(Æ) 2,562 408
JPMorgan Chase & Co. 35,506 4,469
KeyCorp 20,618 368
Kimco Realty Corp.(ö) 21,841 467
KKR & Co., Inc. Class A 10,282 500
Lazard, Ltd. Class A 2,386 90
Lincoln National Corp. 5,679 306
Loews Corp. 7,792 444
LPL Financial Holdings, Inc. 2,880 736
M&T Bank Corp. 3,636 612
Markel Corp.(Æ) 280 338
Marsh & McLennan Cos., Inc. 5,166 834
MasterCard, Inc. Class A 12,591 4,132
MetLife, Inc. 17,209 1,260
MGIC Investment Corp. 15,038 205
Mid-America Apartment Communities, Inc.
(ö) 1,928 304
Morgan Stanley 14,649 1,204
Nasdaq, Inc. 6,114 381
New York Community Bancorp, Inc.(Ñ) 22,237 207
Northern Trust Corp. 5,371 453
Old Republic International Corp. 12,349 287
OneMain Holdings, Inc.(Æ) 2,166 84
PacWest Bancorp 3,048 76
Pinnacle Financial Partners, Inc. 1,658 138
PNC Financial Services Group, Inc. (The) 5,585 904
Popular, Inc. 2,169 153
Primerica, Inc. 1,046 151
Principal Financial Group, Inc. 9,638 849
Progressive Corp. (The) 11,971 1,537
Prologis, LP(ö) 8,053 892
Prudential Financial, Inc. 7,118 749
Public Storage(ö) 1,989 616
Raymond James Financial, Inc. 9,022 1,066
Realty Income Corp.(ö) 2,243 140
Regency Centers Corp.(ö) 2,272 137
Regions Financial Corp. 37,525 824
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Rexford Industrial Realty, Inc.(ö) 3,150 174
Ryan Specialty Group Holdings, Inc. Class
A(Æ) 2,578 116
SBA Communications Corp.(ö) 1,397 377
SEI Investments Co. 2,431 132
Signature Bank 671 106
State Street Corp. 6,620 490
Stifel Financial Corp. 2,356 146
SVB Financial Group(Æ) 1,453 336
Synchrony Financial 11,069 394
Synovus Financial Corp. 5,831 232
T. Rowe Price Group, Inc. 4,745 504
Tradeweb Markets, Inc. Class A 2,265 125
Travelers Cos., Inc. (The) 6,101 1,125
Truist Financial Corp. 18,944 849
Unum Group 5,523 252
Upstart Holdings, Inc.(Æ)(Ñ) 1,472 34
US Bancorp 18,643 791
Ventas, Inc.(ö) 5,028 197
Visa, Inc. Class A 22,932 4,751
Voya Financial, Inc. 1,947 133
Western Alliance Bancorp 3,310 222
Western Union Co. (The) 28,594 386
Weyerhaeuser Co.(ö) 31,549 976
Willis Towers Watson PLC(Æ) 3,104 677
Wintrust Financial Corp. 1,435 134
WP Carey, Inc.(ö) 1,744 133
WR Berkley Corp. 9,250 688
Zions Bancorp NA 4,584 238
81,497
Health Care - 13.9%
10X Genomics, Inc. Class A(Æ) 1,581 43
Abbott Laboratories 16,348 1,617
AbbVie, Inc. 19,314 2,828
Abiomed, Inc.(Æ) 505 127
Agilent Technologies, Inc. 5,638 780
agilon health, Inc.(Æ) 4,690 93
Align Technology, Inc.(Æ) 1,330 258
Alnylam Pharmaceuticals, Inc.(Æ) 568 118
AmerisourceBergen Corp. Class A 4,774 751
Amgen, Inc. 3,709 1,003
Anthem, Inc.(Æ) 6,817 3,727
Avantor, Inc.(Æ) 9,659 195
Baxter International, Inc. 6,077 330
Becton Dickinson and Co. 1,507 356
Biogen, Inc.(Æ) 5,243 1,486
BioMarin Pharmaceutical, Inc.(Æ) 1,204 104
Boston Scientific Corp.(Æ) 20,881 900
Bristol-Myers Squibb Co. 22,755 1,763
Bruker Corp. 2,468 153
Cardinal Health, Inc. 5,958 452
Centene Corp.(Æ) 18,962 1,614
Chemed Corp. 436 204
Cigna Corp. 7,794 2,518
Cooper Cos., Inc. (The) 984 269
DaVita HealthCare Partners, Inc.(Æ) 4,371 319

Russell Investment Company
Multifactor U.S. Equity Fund
Schedule of Investments, continued — October 31, 2022
See accompanying notes which are an integral part of the financial statements.
860 Multifactor U.S. Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Dentsply Sirona, Inc. 5,228 161
DexCom, Inc.(Æ) 3,768 455
Doximity, Inc. Class A(Æ) 3,621 96
Edwards Lifesciences Corp.(Æ) 8,365 606
Eli Lilly & Co. 12,613 4,567
Encompass Health Corp.(Æ) 3,577 195
Enhabit, Inc.(Æ) 1,788 22
Envista Holdings Corp.(Æ) 7,324 242
Exelixis, Inc.(Æ) 15,607 259
Gilead Sciences, Inc. 23,544 1,847
Globus Medical, Inc. Class A(Æ) 3,559 238
HCA Healthcare, Inc. 3,218 700
Henry Schein, Inc.(Æ) 10,420 713
Hologic, Inc.(Æ) 11,514 781
Horizon Therapeutics PLC(Æ) 4,496 280
Humana, Inc. 3,362 1,876
IDEXX Laboratories, Inc.(Æ) 945 340
Illumina, Inc.(Æ) 1,336 306
Incyte Corp.(Æ) 3,475 258
Insulet Corp.(Æ) 455 118
Intuitive Surgical, Inc.(Æ) 3,322 819
IQVIA, Inc.(Æ) 2,686 563
Jazz Pharmaceuticals PLC(Æ) 1,492 215
Johnson & Johnson 32,354 5,629
Laboratory Corp. of America Holdings 3,316 736
Masimo Corp.(Æ) 881 116
McKesson Corp. 2,964 1,154
Medtronic PLC 4,750 415
Merck & Co., Inc. 39,258 3,973
Moderna, Inc.(Æ) 5,155 775
Molina Healthcare, Inc.(Æ) 1,847 663
Neurocrine Biosciences, Inc.(Æ) 1,847 213
Novavax, Inc.(Æ) 5,592 124
Penumbra, Inc.(Æ) 925 159
PerkinElmer, Inc. 3,298 441
Pfizer, Inc. 96,128 4,475
Premier, Inc. Class A 3,698 129
Qiagen NV(Æ) 2,880 125
Quest Diagnostics, Inc. 6,724 966
QuidelOrtho Corp.(Æ) 1,061 95
Regeneron Pharmaceuticals, Inc.(Æ) 2,322 1,739
Repligen Corp.(Æ) 1,066 194
ResMed, Inc. 3,200 716
Seagen, Inc.(Æ) 2,408 306
Signify Health, Inc. Class A(Æ) 3,630 106
STERIS PLC 1,947 336
Stryker Corp. 3,503 803
Syneos Health, Inc. Class A(Æ) 3,736 188
Teleflex, Inc. 803 172
Thermo Fisher Scientific, Inc. 4,577 2,352
United Therapeutics Corp.(Æ) 3,175 732
UnitedHealth Group, Inc. 14,098 7,826
Universal Health Services, Inc. Class B 4,158 482
Veeva Systems, Inc. Class A(Æ) 2,793 469
Vertex Pharmaceuticals, Inc.(Æ) 2,801 874
Viatris, Inc. 46,835 474
West Pharmaceutical Services, Inc. 2,824 650
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Zimmer Biomet Holdings, Inc. 3,993 453
Zoetis, Inc. Class A 6,017 907
77,632
Materials and Processing - 5.1%
Acuity Brands, Inc. 2,578 473
Advanced Drainage Systems, Inc. 823 95
Air Products & Chemicals, Inc. 1,400 351
Albemarle Corp. 2,796 783
Alcoa Corp. 7,570 295
Amcor PLC 48,889 566
AptarGroup, Inc. 2,425 240
Berry Plastics Group, Inc. 6,333 300
Builders FirstSource, Inc.(Æ) 11,698 721
Carrier Global Corp. 13,938 554
Celanese Corp. Class A 5,004 481
CF Industries Holdings, Inc. 8,338 886
Chemours Co. (The) 10,639 305
Cleveland-Cliffs, Inc.(Æ) 15,362 200
Copart, Inc.(Æ) 6,982 803
Crown Holdings, Inc. 2,458 169
Dow, Inc. 21,078 985
DuPont de Nemours, Inc. 9,332 534
Eagle Materials, Inc. 2,168 265
Eastman Chemical Co. 6,319 485
Ecolab, Inc. 1,904 299
Element Solutions, Inc.(Æ) 6,819 117
Fastenal Co. 13,684 661
FMC Corp. 2,789 332
Freeport-McMoRan, Inc. 31,813 1,008
Graphic Packaging Holding Co. 11,124 255
Huntsman Corp. 13,564 363
International Flavors & Fragrances, Inc. 1,489 145
International Paper Co. 19,964 671
Linde PLC(Æ) 5,510 1,638
Louisiana-Pacific Corp. 5,789 328
LyondellBasell Industries Class A 10,549 807
Martin Marietta Materials, Inc. 664 223
Masco Corp. 6,378 295
MDU Resources Group, Inc. 10,801 308
Mosaic Co. (The) 15,636 840
MP Materials Corp.(Æ) 3,649 110
NewMarket Corp. 220 67
Newmont Corp. 15,506 656
Nucor Corp. 12,866 1,690
Olin Corp. 7,302 387
Owens Corning 5,540 474
Packaging Corp. of America 6,255 752
PPG Industries, Inc. 2,028 232
Reliance Steel & Aluminum Co. 4,234 853
Rentokil Initial PLC - ADR 4,328 134
RPM International, Inc. 1,878 178
Sealed Air Corp. 6,555 312
Silgan Holdings, Inc. 1,496 71
SiteOne Landscape Supply, Inc.(Æ) 1,188 138
Sonoco Products Co. 6,072 377
Southern Copper Corp. 2,169 102

Russell Investment Company
Multifactor U.S. Equity Fund
Schedule of Investments, continued — October 31, 2022
See accompanying notes which are an integral part of the financial statements.
Multifactor U.S. Equity Fund 861
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Steel Dynamics, Inc. 12,552 1,181
Timken Co. (The) 5,569 397
Trane Technologies PLC 1,900 303
Trex Co., Inc.(Æ) 3,883 187
United States Steel Corp. 11,931 243
Univar Solutions, Inc. - ADR(Æ) 9,718 248
Valmont Industries, Inc. 866 276
Valvoline, Inc. 6,367 187
Vulcan Materials Co. 1,289 211
Watsco, Inc. 1,466 397
Westlake Chemical Corp. 1,494 144
Westrock Co. 11,206 382
28,470
Producer Durables - 9.3%
3M Co. 8,202 1,032
AECOM 3,146 237
AGCO Corp. 3,760 467
Alaska Air Group, Inc.(Æ) 2,680 119
Ametek, Inc. 5,517 715
AO Smith Corp. 5,624 308
Automatic Data Processing, Inc. 5,294 1,280
Avery Dennison Corp. 2,308 391
Axon Enterprise, Inc.(Æ) 1,550 225
Block, Inc. Class A(Æ) 7,380 443
Booz Allen Hamilton Holding Corp. Class A 1,892 206
Carlisle Cos., Inc. 2,393 571
Caterpillar, Inc. 3,318 718
CH Robinson Worldwide, Inc. 4,499 440
Cintas Corp. 2,117 905
Crane Holdings Co. 3,185 320
CSX Corp. 21,601 628
Cummins, Inc. 5,957 1,457
Danaher Corp. 4,098 1,031
Darling Ingredients, Inc.(Æ) 3,004 236
Deere & Co. 2,163 856
Delta Air Lines, Inc.(Æ) 4,661 158
Donaldson Co., Inc. 2,305 132
Dover Corp. 3,545 463
Eaton Corp. PLC 5,576 837
Emerson Electric Co. 8,515 737
Equifax, Inc. 2,559 434
Expeditors International of Washington, Inc. 8,427 825
FedEx Corp. 6,224 998
FleetCor Technologies, Inc.(Æ) 405 75
Fortive Corp. 8,271 529
FTI Consulting, Inc.(Æ) 1,892 294
Generac Holdings, Inc.(Æ) 1,519 176
General Dynamics Corp. 7,730 1,931
Gentex Corp. 9,384 249
Global Payments, Inc. 1,310 150
Graco, Inc. 7,498 522
HEICO Corp. 857 139
Honeywell International, Inc. 3,179 649
Howmet Aerospace, Inc. 7,560 269
Hubbell, Inc. Class B 1,409 335
Huntington Ingalls Industries, Inc. 1,443 371
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
IDEX Corp. 2,128 473
Illinois Tool Works, Inc. 1,685 360
Ingersoll Rand, Inc. 4,090 207
JB Hunt Transport Services, Inc. 3,428 586
Johnson Controls International PLC(Æ) 4,358 252
Keysight Technologies, Inc.(Æ) 5,823 1,014
Knight-Swift Transportation Holdings, Inc.
(Æ) 10,889 523
L3Harris Technologies, Inc. 4,458 1,099
Lamb Weston Holdings, Inc. 1,918 165
Landstar System, Inc. 943 147
Lincoln Electric Holdings, Inc. 2,244 319
Littelfuse, Inc. 1,279 282
ManpowerGroup, Inc. 3,723 292
MarketAxess Holdings, Inc. 417 102
MasTec, Inc.(Æ) 5,103 393
Mettler-Toledo International, Inc.(Æ) 580 734
Moody's Corp. 1,937 513
Morningstar, Inc. 747 173
MSC Industrial Direct Co., Inc. Class A 2,696 224
National Instruments Corp. 1,491 57
Nordson Corp. 623 140
Norfolk Southern Corp. 2,244 512
Northrop Grumman Corp. 2,012 1,105
Old Dominion Freight Line, Inc. 3,485 957
Oshkosh Corp. 4,910 432
Otis Worldwide Corp. 5,435 384
PACCAR, Inc. 11,990 1,161
Parker-Hannifin Corp. 900 262
Paychex, Inc. 8,369 990
Paylocity Holding Corp.(Æ) 727 168
Pentair PLC 5,866 252
Plug Power, Inc.(Æ) 7,747 124
Quanta Services, Inc. 5,394 766
Regal Rexnord Corp. 2,742 347
Republic Services, Inc. Class A 3,492 463
Robert Half International, Inc. 5,093 389
Rollins, Inc. 4,610 194
Ryder System, Inc. 3,441 277
S&P Global, Inc. 2,995 962
Snap-on, Inc. 4,031 895
Southwest Airlines Co.(Æ) 11,067 402
Stanley Black & Decker, Inc. 5,137 403
Teledyne Technologies, Inc.(Æ) 474 189
Textron, Inc. 11,708 801
TopBuild Corp.(Æ) 598 102
Toro Co. (The) 3,560 375
TransDigm Group, Inc. 203 117
TransUnion 2,960 175
Travel + Leisure Co.(Æ) 5,047 192
Trimble Navigation, Ltd.(Æ) 8,610 518
Union Pacific Corp. 3,276 646
United Airlines Holdings, Inc.(Æ) 4,995 215
United Parcel Service, Inc. Class B 6,231 1,045
United Rentals, Inc.(Æ) 2,654 838
Verisk Analytics, Inc. Class A 3,338 610
Waste Management, Inc. 6,099 966

Russell Investment Company
Multifactor U.S. Equity Fund
Schedule of Investments, continued — October 31, 2022
See accompanying notes which are an integral part of the financial statements.
862 Multifactor U.S. Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Waters Corp.(Æ) 1,847 553
WESCO International, Inc.(Æ) 894 123
Westinghouse Air Brake Technologies Corp. 4,274 399
WEX, Inc.(Æ) 782 128
WillScot Mobile Mini Holdings Corp.(Æ) 5,470 233
WW Grainger, Inc. 1,397 816
Xylem, Inc. 2,504 256
Zebra Technologies Corp. Class A(Æ) 1,974 559
52,214
Technology - 26.2%
Accenture PLC Class A 5,892 1,673
Activision Blizzard, Inc. 11,557 841
Adobe, Inc.(Æ) 3,548 1,130
Advanced Micro Devices, Inc.(Æ) 17,975 1,080
Airbnb, Inc. Class A(Æ) 5,216 558
Akamai Technologies, Inc.(Æ) 2,151 190
Allegion PLC 1,694 177
Alphabet, Inc. Class A(Æ) 129,512 12,240
Alphabet, Inc. Class C(Æ) 36,753 3,479
Alteryx, Inc. Class A(Æ) 2,191 107
Amdocs, Ltd. 8,800 760
Amphenol Corp. Class A 10,119 767
Analog Devices, Inc. 8,672 1,237
Ansys, Inc.(Æ) 2,483 549
Apple, Inc. 222,836 34,170
Applied Materials, Inc. 8,434 745
AppLovin Corp. Class A(Æ) 5,973 101
Arista Networks, Inc.(Æ) 7,565 914
Arrow Electronics, Inc.(Æ) 5,052 512
Autodesk, Inc.(Æ) 1,190 255
Avnet, Inc. 6,184 249
Azenta, Inc. 4,267 189
Bill.com Holdings, Inc.(Æ) 1,598 213
Bio Techne Corp.(Æ) 1,377 408
Booking Holdings, Inc.(Æ) 371 694
Broadcom, Inc. 4,063 1,910
Broadridge Financial Solutions, Inc. 1,481 222
CACI International, Inc. Class A(Æ) 580 176
Cadence Design Systems, Inc.(Æ) 6,210 940
CDW Corp. 3,659 632
Ceridian HCM Holding, Inc.(Æ) 2,431 161
Ciena Corp.(Æ) 4,892 234
Cisco Systems, Inc. 45,664 2,075
Cloudflare, Inc. Class A(Æ) 5,224 294
Cognex Corp. 5,824 269
Cognizant Technology Solutions Corp.
Class A 16,325 1,016
Concentrix Corp. 2,913 356
Corning, Inc. 41,096 1,322
Corteva, Inc. 18,886 1,234
Crowdstrike Holdings, Inc. Class A(Æ) 745 120
Datadog, Inc. Class A(Æ) 2,807 226
Dell Technologies, Inc. Class C 16,065 617
Dolby Laboratories, Inc. Class A 1,887 126
DoorDash, Inc. Class A(Æ) 1,378 60
DXC Technology Co.(Æ) 17,336 498
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Dynatrace, Inc.(Æ) 5,630 198
Electronic Arts, Inc. 3,485 439
Entegris, Inc. 4,218 335
EPAM Systems, Inc.(Æ) 1,969 689
F5, Inc.(Æ) 1,943 278
Fair Isaac Corp.(Æ) 517 248
Fidelity National Information Services, Inc. 3,198 265
Fiserv, Inc.(Æ) 4,040 415
Five9, Inc.(Æ) 1,943 117
Fortinet, Inc.(Æ) 16,629 951
Gartner, Inc.(Æ) 2,529 764
Genpact, Ltd. 4,195 203
Globalfoundries, Inc.(Æ)(Ñ) 3,695 210
Globant SA(Æ) 1,379 260
Hewlett Packard Enterprise Co. 74,859 1,068
HP, Inc.(Æ) 51,488 1,422
HubSpot, Inc.(Æ) 1,111 329
Intel Corp. 94,576 2,689
International Business Machines Corp. 6,281 869
Intuit, Inc. 2,731 1,167
Jabil Circuit, Inc. 6,623 426
Jack Henry & Associates, Inc. 2,524 502
Juniper Networks, Inc. 11,766 360
KLA Corp. 2,662 842
Kyndryl Holdings, Inc.(Æ) 4,279 41
Lam Research Corp. 2,014 815
Lattice Semiconductor Corp.(Æ) 4,056 197
Leidos Holdings, Inc. 3,866 393
Manhattan Associates, Inc.(Æ) 2,909 354
Marvell Technology, Inc. 6,380 253
Meta Platforms, Inc. Class A(Æ) 28,953 2,697
Microchip Technology, Inc. 3,472 214
Micron Technology, Inc. 37,126 2,009
Microsoft Corp. 109,672 25,458
MKS Instruments, Inc. 4,673 384
MongoDB, Inc.(Æ) 1,418 260
Monolithic Power Systems, Inc. 1,614 548
Motorola Solutions, Inc. 3,457 863
MSCI, Inc. Class A 1,001 469
nCino, Inc.(Æ) 3,423 108
NetApp, Inc. 5,718 396
Nutanix, Inc. Class A(Æ) 5,040 138
NVIDIA Corp. 30,004 4,050
Okta, Inc.(Æ) 3,569 200
ON Semiconductor Corp.(Æ) 13,535 831
Oracle Corp. 8,935 698
Palantir Technologies, Inc. Class A(Æ) 31,403 276
Palo Alto Networks, Inc.(Æ) 4,299 738
Paycom Software, Inc.(Æ) 1,427 494
Pinterest, Inc. Class A(Æ) 11,719 288
PTC, Inc.(Æ) 989 117
Qorvo, Inc.(Æ) 7,168 617
QUALCOMM, Inc. 11,149 1,312
Roku, Inc.(Æ) 2,235 124
Roper Technologies, Inc. 406 168
Salesforce, Inc.(Æ) 6,757 1,099
Science Applications International Corp. 1,080 117

Russell Investment Company
Multifactor U.S. Equity Fund
Schedule of Investments, continued — October 31, 2022
See accompanying notes which are an integral part of the financial statements.
Multifactor U.S. Equity Fund 863
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
ServiceNow, Inc.(Æ) 2,144 902
Skyworks Solutions, Inc. 3,448 297
Smartsheet, Inc. Class A(Æ) 3,071 107
Snowflake, Inc. Class A(Æ) 1,631 261
Splunk, Inc.(Æ) 1,512 126
SS&C Technologies Holdings, Inc. 8,770 451
SYNNEX Corp. 3,111 285
Synopsys, Inc.(Æ) 3,009 880
Take-Two Interactive Software, Inc.(Æ) 2,381 282
Teradata Corp.(Æ) 6,171 195
Teradyne, Inc. 5,797 472
Texas Instruments, Inc. 6,439 1,034
Trade Desk, Inc. (The) Class A(Æ) 9,167 488
Tyler Technologies, Inc.(Æ) 1,470 475
Uber Technologies, Inc.(Æ) 10,496 279
VeriSign, Inc.(Æ) 1,481 297
VMware, Inc. Class A 4,284 482
Western Digital Corp.(Æ) 21,172 728
Wix.com, Ltd.(Æ) 1,422 120
Workday, Inc. Class A(Æ) 3,635 566
Zoom Video Communications, Inc. Class
A(Æ) 3,087 258
Zscaler, Inc.(Æ) 729 112
146,595
Utilities - 3.5%
Alliant Energy Corp. 4,441 232
American Water Works Co., Inc. 1,310 190
APA Corp. 16,618 755
AT&T, Inc. 84,801 1,546
Atmos Energy Corp. 4,369 466
Avangrid, Inc. 5,223 212
CenterPoint Energy, Inc. 12,943 370
Cheniere Energy, Inc. 827 146
CMS Energy Corp. 4,365 249
ConocoPhillips Co. 31,699 3,997
Consolidated Edison, Inc. 7,938 698
Dominion Energy, Inc. 3,990 279
DT Midstream, Inc. 1,548 92
DTE Energy Co. 4,353 488
Duke Energy Corp. 5,872 547
Edison International 3,505 210
Entergy Corp. 4,785 513
Essential Utilities, Inc. 2,076 92
Eversource Energy(Æ) 2,983 228
Exelon Corp. 21,141 816
FirstEnergy Corp. 9,372 353
Hawaiian Electric Industries, Inc. 5,775 220
IDACORP, Inc. 1,323 139
Lumen Technologies, Inc. 51,322 378
National Fuel Gas Co. 3,411 230
NextEra Energy, Inc. 5,558 431
NRG Energy, Inc. 6,723 298
Ovintiv, Inc. 6,725 341
Pinnacle West Capital Corp. 5,625 378
Public Service Enterprise Group, Inc. 9,382 526
Sempra Energy 2,406 363
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Southern Co. (The) 8,384 549
T-Mobile USA, Inc.(Æ) 4,197 636
UGI Corp. 6,830 241
Verizon Communications, Inc. 52,377 1,957
WEC Energy Group, Inc.(Æ) 3,663 335
Xcel Energy, Inc. 4,603 300
19,801
Total Common Stocks
(cost $366,698) 544,856
Short-Term Investments - 2.5%
U.S. Cash Management Fund(@) 13,742,664
(∞)
13,737
Total Short-Term Investments
(cost $13,738) 13,737
Other Securities - 0.1%
U.S. Cash Collateral Fund(@)(×) 695,630
(∞)
696
Total Other Securities
(cost $696) 696
Total Investments - 100.1%
(identified cost $381,132 ) 559,289
Other Assets and Liabilities,
Net - (0.1)%
(732)
Net Assets - 100.0%
558,557

Russell Investment Company
Multifactor U.S. Equity Fund
Schedule of Investments, continued — October 31, 2022
See accompanying notes which are an integral part of the financial statements.
864 Multifactor U.S. Equity Fund
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
S&P 500 E-Mini Index Futures 35 USD 6,795 12/22 129
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å) 129
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total % of Net Assets
Common Stocks
Consumer Discretionary $ 72,501 $ — $ —
$ —
$ 72,501 13 .0
Consumer Staples 31,643 — —
—
31,643 5 .7
Energy 34,503 — —
—
34,503 6 .2
Financial Services 81,497 — —
—
81,497 14 .6
Health Care 77,632 — —
—
77,632 13 .9
Materials and Processing 28,470 — —
—
28,470 5 .1
Producer Durables 52,214 — —
—
52,214 9 .3
Technology 146,595 — —
—
146,595 26 .2
Utilities 19,801 — —
—
19,801 3 .5
Short-Term Investments — — — 13,737 13,737 2 .5
Other Securities — — — 696 696 0 .1
Total Investments 544,856 — — 14,433 559,289 100 .1
Other Assets and Liabilities, Net
(0 .1)
100 .0
Other Financial Instruments
Assets
Futures Contracts 129 — — — 129 —
*
Total Other Financial Instruments
**
$ 129 $ — $ — $ — $ 129
* Less than 0.05% of net assets.
** Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of
Investments.
For a description of the Levels, see note 2 in the Notes to Financial Statements.
For a disclosure on transfers into and out of Level 3 during the period ended October 31, 2022, see note 2 in the Notes to
Financial Statements.

Russell Investment Company
Multifactor U.S. Equity Fund
Fair Value of Derivative Instruments — October 31, 2022
See accompanying notes which are an integral part of the financial statements.
Multifactor U.S. Equity Fund 865
Amounts in thousands
Derivatives not accounted for as hedging instruments
Equity
Contracts
Location: Statement of Assets and Liabilities - Assets
Variation margin on futures contracts* $ 129
Derivatives not accounted for as hedging instruments
Equity
Contracts
Location: Statement of Operations - Net realized gain (loss)
Futures contracts $ (2,257)
Location: Statement of Operations - Net change in unrealized appreciation (depreciation)
Futures contracts $ (361)
* Includes cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the
Statement of Assets and Liabilities.
For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

Russell Investment Company
Multifactor U.S. Equity Fund
Balance Sheet Offsetting of Financial and Derivative Instruments —
October 31, 2022
See accompanying notes which are an integral part of the financial statements.
866 Multifactor U.S. Equity Fund
Amounts in thousands
Offsetting of Financial Assets and Derivative Assets
Description Location: Statement of Assets and Liabilities - Assets
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statement
of Assets
and
Liabilities
Net Amounts
of Assets
Presented in
the Statement
of Assets and
Liabilities
Securities on Loan* Investments, at fair value $ 670 $ — $ 670
Total Financial and Derivative Assets
670 — 670
Financial and Derivative Assets not subject to a netting agreement
— — —
Total Financial and Derivative Assets subject to a netting agreement
$ 670 $ — $ 670
Financial Assets, Derivative Assets, and Collateral Held by Counterparty
Gross Amounts Not Offset
in the Statement of Assets
and Liabilities
Counterparty
Net Amounts
of Assets
Presented in
the Statement
of Assets and
Liabilities
Financial
and
Derivative
Instruments
Collateral
Received^ Net Amount
Bank of America
$ 406 $ — $ 406 $ —
Barclays
53 — 53 —
Citigroup
54 — 54 —
Wells Fargo
157 — 157 —
Total
$ 670 $ — $ 670 $ —
*       Fair value of securities on loan as reported in the footnotes to the Statement of Assets and Liabilities.
^      Collateral received or pledged amounts may not reconcile to those disclosed in the Statement of Assets and Liabilities due to the inclusion of off-Balance
Sheet collateral and adjustments made to exclude overcollateralization.
For further disclosure on derivatives and counterparty risk see note 2 in the Notes to Financial Statements.

Russell Investment Company
Multifactor U.S. Equity Fund
See accompanying notes which are an integral part of the financial statements.
Multifactor U.S. Equity Fund 867
xt
Statement of Assets and Liabilities — October 31, 2022
Amounts in thousands
Assets
Investments, at identified cost ......................................................................................................................................................
$ 381,132
Investments, at fair value(*)(>) ....................................................................................................................................................
559,289
Receivables:
Dividends and interest ...................................................................................................................................................... 380
Dividends from affiliated funds ....................................................................................................................................... 47
Fund shares sold ............................................................................................................................................................... 59
From broker(a) ................................................................................................................................................................. 172
Variation margin on futures contracts .............................................................................................................................. 129
Total assets ...............................................................................................................................................................
560,076
Liabilities
Payables:
Fund shares redeemed ...................................................................................................................................................... 560
Accrued fees to affiliates .................................................................................................................................................. 149
Other accrued expenses .................................................................................................................................................... 114
Payable upon return of securities loaned ..................................................................................................................................... 696
Total liabilities ...........................................................................................................................................................
1,519
Net Assets ...............................................................................................................................................................
$ 558,557

Russell Investment Company
Multifactor U.S. Equity Fund
See accompanying notes which are an integral part of the financial statements.
868 Multifactor U.S. Equity Fund
Statement of Assets and Liabilities, continued — October 31, 2022
Amounts in thousands
Net Assets Consist of:
Total distributable earnings (losses) .............................................................................................................................................
$ 198,455
Shares of beneficial interest .........................................................................................................................................................
385
Additional paid-in capital ............................................................................................................................................................
359, 717
Net Assets ...............................................................................................................................................................
$ 558,557
Net Asset Value
,
offering and redemption price per share:
Net asset value per share: Class A(#) ........................................................................................................................................... $ 14.41
Maximum offering price per share (Net asset value plus sales charge of 5.75%): Class A ..................................................... $ 15.29
Class A
—
Net assets ........................................................................................................................................................... $ 8,514,830
Class A
—
Shares outstanding ($.01 par value) .................................................................................................................. 591,075
Net asset value per share: Class C(#) ........................................................................................................................................... $ 14.62
Class C
—
Net assets ........................................................................................................................................................... $ 2,609,074
Class C
—
Shares outstanding ($.01 par value) .................................................................................................................. 178,506
Net asset value per share: Class M(#) .......................................................................................................................................... $ 14.52
Class M
—
Net assets .......................................................................................................................................................... $ 11,640,372
Class M
—
Shares outstanding ($.01 par value) .................................................................................................................. 801,543
Net asset value per share: Class R6(#) ......................................................................................................................................... $ 14.52
Class R6
—
Net assets ......................................................................................................................................................... $ 394,340
Class R6
—
Shares outstanding ($.01 par value) ................................................................................................................ 27,159
Net asset value per share: Class S(#) ........................................................................................................................................... $ 14.51
Class S
—
Net assets ............................................................................................................................................................ $ 71,664,554
Class S
—
Shares outstanding ($.01 par value) ................................................................................................................... 4,940,495
Net asset value per share: Class Y(#) ........................................................................................................................................... $ 14.51
Class Y
—
Net assets ........................................................................................................................................................... $ 463,734,215
Class Y
—
Shares outstanding ($.01 par value) .................................................................................................................. 31,957,256
Amounts in thousands
(*)     Securities on loan included in investments $ 670
(>)     Investments in affiliates, U.S. Cash Management Fund and U.S. Cash Collateral Fund $ 14,433
(a)     Receivable from Broker for Futures $ 172
(#) Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

Russell Investment Company
Multifactor U.S. Equity Fund
See accompanying notes which are an integral part of the financial statements.
Multifactor U.S. Equity Fund 869
Statement of Operations — For the Period Ended October 31, 2022
Amounts in thousands
Investment Income
Dividends ......................................................................................................................................................................... $ 10,934
Dividends from affiliated funds ....................................................................................................................................... 169
Securities lending income (net) ....................................................................................................................................... 11
Total investment income ..............................................................................................................................................................
11,114
Expenses
Advisory fees ................................................................................................................................................................... 2,036
Administrative fees .......................................................................................................................................................... 327
Custodian fees .................................................................................................................................................................. 121
Distribution fees - Class A ............................................................................................................................................... 24
Distribution fees - Class C ............................................................................................................................................... 21
Transfer agent fees - Class A ........................................................................................................................................... 19
Transfer agent fees - Class C ........................................................................................................................................... 6
Transfer agent fees - Class M .......................................................................................................................................... 44
Transfer agent fees - Class R6 ......................................................................................................................................... —
*
Transfer agent fees - Class S ............................................................................................................................................ 209
Transfer agent fees - Class Y ........................................................................................................................................... 24
Professional fees .............................................................................................................................................................. 132
Registration fees ............................................................................................................................................................... 98
Shareholder servicing fees - Class C ............................................................................................................................... 7
Trustees’ fees .................................................................................................................................................................... 38
Printing fees ..................................................................................................................................................................... 32
Miscellaneous .................................................................................................................................................................. 28
Expenses before reductions .............................................................................................................................................. 3,166
Expense reductions .......................................................................................................................................................... (469)
Net expenses ................................................................................................................................................................................
2,697
Net investment income (loss) .......................................................................................................................................................
8,417
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments ...................................................................................................................................................................... 26,095
Investments in affiliated funds ......................................................................................................................................... (4)
Futures contracts .............................................................................................................................................................. (2,257)
Net realized gain (loss) ................................................................................................................................................................
23,834
Net change in unrealized appreciation (depreciation) on:
Investments ..................................................................................................................................................................... (125,939)
Futures contracts .............................................................................................................................................................. (361)
Net change in unrealized appreciation (depreciation) ................................................................................................................. (126,300)
Net realized and unrealized gain (loss) ........................................................................................................................................ (102,466)
Net Increase (Decrease) in Net Assets from Operations ....................................................................................
$ (94,049)
*      Less than $500.

Russell Investment Company
Multifactor U.S. Equity Fund
See accompanying notes which are an integral part of the financial statements.
870 Multifactor U.S. Equity Fund
Statements of Changes in Net Assets
Amounts in thousands
For the Periods Ended October 31,
2022 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss) .............................................................................................................. $ 8,417 $ 7,141
Net realized gain (loss) ....................................................................................................................... 23,834 48,536
Net change in unrealized appreciation (depreciation) ........................................................................ (126,300) 158,186
Net increase (decrease) in net assets from operations .............................................................................. (94,049) 213,863
Distributions
To shareholders
Class A .......................................................................................................................................... (664) (253)
Class C .......................................................................................................................................... (158) (47)
Class M ......................................................................................................................................... (1,512) (537)
Class R6 ........................................................................................................................................ (29) (11)
Class S .......................................................................................................................................... (7,886) (3,187)
Class Y .......................................................................................................................................... (39,838) (13,755)
Net decrease in net assets from distributions ............................................................................................ (50,087) (17,790)
Share Transactions*
Net increase (decrease) in net assets from share transactions ................................................................... (94,574) 113,064
Total Net Increase (Decrease) in Net Assets ........................................................................
(238,710) 309,137
Net Assets
Beginning of period .................................................................................................................................. 797,267 488,130
End of period .............................................................................................................................................
$ 558,557 $ 797,267

Russell Investment Company
Multifactor U.S. Equity Fund
See accompanying notes which are an integral part of the financial statements.
Multifactor U.S. Equity Fund 871
Statements of Changes in Net Assets, continued
* Share transaction amounts (in thousands) for the periods ended October 31, 2022 and October 31, 2021 were as follows:
2022 2021
Shares Dollars Shares Dollars
Class A
Proceeds from shares sold 52 $ 794 110 $ 1,719
Proceeds from reinvestment of distributions 40 664 17 253
Payments for shares redeemed (103) (1,586) (157) (2,463)
Net increase (decrease)
(11) (128) (30) (491)
Class C
Proceeds from shares sold 33 502 51 796
Proceeds from reinvestment of distributions 9 156 3 47
Payments for shares redeemed (26) (409) (36) (590)
Net increase (decrease)
16 249 18 253
Class M
Proceeds from shares sold 421 6,746 855 12,926
Proceeds from reinvestment of distributions 91 1,512 36 537
Payments for shares redeemed (96 3 ) (14,228) (297) (4,636)
Net increase (decrease)
(45 1 ) (5,970) 594 8,827
Class R6
Proceeds from shares sold 1 13 3 45
Proceeds from reinvestment of distributions 1 29 1 11
Payments for shares redeemed ( — )
**
(3) (1) (15)
Net increase (decrease)
2 39 3 41
Class S
Proceeds from shares sold 797 12,696 1,953 32,001
Proceeds from reinvestment of distributions 473 7,881 214 3,187
Payments for shares redeemed (3,429) (52,563) (3,137) (49,822)
Net increase (decrease)
(2,159) (31,986) (970) (14,634)
Class Y
Proceeds from shares sold 1,976 30,43 8 13,139 215,920
Proceeds from reinvestment of distributions 2,399 39,83 8 913 13,755
Payments for shares redeemed (7,951) (127,054) (6,849) (110,607)
Net increase (decrease)
(3,576) (56,778) 7,203 119,068
Total increase (decrease)
(6,178) $ (94,574) 6,818 $ 113,064
**      Less than 500 shares.

Russell Investment Company
Multifactor U.S. Equity Fund
Financial Highlights — For the Periods Ended
See accompanying notes which are an integral part of the financial statements.
872 Multifactor U.S. Equity Fund
For a Share Outstanding Throughout Each Period.
$
Net Asset Value,
Beginning of
Period
$
Net Investment
Income (Loss)
(a)(d)
$
Net Realized
and Unrealized
Gain (Loss)
$
Total from
Investment
Operations
$
Distributions
from Net
Investment Income
$
Distributions
from Net
Realized Gain
Class A
October 31, 2022 17.74 .13 (2.35) (2.22) (.15) (.96)
October 31, 2021 12.83 .11 5.21 5.32 (.13) (.28)
October 31, 2020 13.16 .14 .37 .51 (.16) (.68)
October 31, 2019 13.07 .15 1.20 1.35 (.18) (1.08)
October 31, 2018(1) 13.19 .06 (.11) (.05) (.07) —
Class C
October 31, 2022 17.95 .01 (2.38) (2.37) — (.96)
October 31, 2021 12.99 (.01) 5.27 5.26 (.02) (.28)
October 31, 2020 13.26 .04 .39 .43 (.02) (.68)
October 31, 2019 13.10 .06 1.20 1.26 (.02) (1.08)
October 31, 2018(1) 13.19 —(f) (.09) (.09) — —
Class M
October 31, 2022 17.86 .20 (2.38) (2.18) (.20) (.96)
October 31, 2021 12.91 .17 5.24 5.41 (.18) (.28)
October 31, 2020 13.22 .19 .37 .56 (.19) (.68)
October 31, 2019 13.11 .20 1.20 1.40 (.21) (1.08)
October 31, 2018 13.35 .17 .55 .72 (.17) (.79)
Class R6
October 31, 2022 17.86 .20 (2.37) (2.17) (.21) (.96)
October 31, 2021 12.90 .18 5.25 5.43 (.19) (.28)
October 31, 2020 13.22 .19 .37 .56 (.20) (.68)
October 31, 2019 13.11 .20 1.20 1.40 (.21) (1.08)
October 31, 2018 13.35 .17 .55 .72 (.17) (.79)
Class S
October 31, 2022 17.84 .17 (2.36) (2.19) (.18) (.96)
October 31, 2021 12.89 .15 5.24 5.39 (.16) (.28)
October 31, 2020 13.20 .18 .36 .54 (.17) (.68)
October 31, 2019 13.09 .18 1.20 1.38 (.19) (1.08)
October 31, 2018 13.33 .15 .55 .70 (.15) (.79)
Class Y
October 31, 2022 17.85 .20 (2.37) (2.17) (.21) (.96)
October 31, 2021 12.90 .18 5.24 5.42 (.19) (.28)
October 31, 2020 13.21 .20 .37 .57 (.20) (.68)
October 31, 2019 13.10 .21 1.20 1.41 (.22) (1.08)
October 31, 2018 13.35 .18 .53 .71 (.17) (.79)

See accompanying notes which are an integral part of the financial statements.
Multifactor U.S. Equity Fund 873
$
Total
Distributions
$
Net Asset Value,
End of
Period
%
Total
Return
(b)(c)
$
Net Assets,
End of Period
(000)
%
Ratio of Expenses
to Average
Net Assets,
Gross
(e)
%
Ratio of Expenses
to Average
Net Assets,
Net
(d)(e)
%
Ratio of Net
Investment Income
to Average
Net Assets
(d)(e)
%
Portfolio
Turnover Rate
(b)
(1.11) 14.41 (13.28) 8,515 .86 .80 .84 22
(.41) 17.74 42.16 10,672 .86 .81 .68 37
(.84) 12.83 3.94 8,102 .87 .80 1.09 51
(1.26) 13.16 12.26 8,038 .85 .81 1.21 35
(.07) 13.07 (.37) 9,475 .86 .85 .78 58
(.96) 14.62 (13.94) 2,609 1.62 1.55 .09 22
(.30) 17.95 41.06 2,922 1.61 1.56 (.08) 37
(.70) 12.99 3.18 1,886 1.62 1.55 .33 51
(1.10) 13.26 11.37 1,915 1.60 1.56 .46 35
— 13.10 (.68) 1,315 1.61 1.60 .02 58
(1.16) 14.52 (12.96) 11,640 .62 .40 1.25 22
(.46) 17.86 42.64 22,361 .61 .41 1.07 37
(.87) 12.91 4.40 8,492 .62 .40 1.46 51
(1.29) 13.22 12.70 6,153 .61 .42 1.61 35
(.96) 13.11 5.37 6,110 .61 .45 1.22 58
(1.17) 14.52 (12.94) 394 .47 .38 1.26 22
(.47) 17.86 42.78 442 .46 .39 1.09 37
(.88) 12.90 4.35 285 .47 .38 1.50 51
(1.29) 13.22 12.72 239 .46 .40 1.61 35
(.96) 13.11 5.37 185 .46 .43 1.24 58
(1.14) 14.51 (13.05) 71,665 .61 .55 1.08 22
(.44) 17.84 42.49 126,658 .61 .56 .93 37
(.85) 12.89 4.20 104,019 .61 .55 1.41 51
(1.27) 13.20 12.53 228,556 .60 .56 1.48 35
(.94) 13.09 5.22 331,582 .61 .60 1.08 58
(1.17) 14.51 (12.93) 463,734 .42 .35 1.28 22
(.47) 17.85 42.74 634,212 .41 .36 1.11 37
(.88) 12.90 4.46 365,346 .42 .35 1.58 51
(1.30) 13.21 12.75 337,713 .41 .37 1.65 35
(.96) 13.10 5.34 364,174 .41 .40 1.29 58

Russell Investment Company
Multifactor U.S. Equity Fund
See accompanying notes which are an integral part of the financial statements.
874 Multifactor U.S. Equity Fund
Related Party Transactions, Fees and Expenses
Accrued fees payable to affiliates for the period ended October 31, 2022 were as follows:
Transactions (amounts in thousands) during the period ended October 31, 2022 with Underlying Funds which are, or were, an affiliated company are as follows:
Federal Income Taxes
At October 31, 2022, the cost of investments, net unrealized appreciation (depreciation), and components of distributable earnings for income tax purposes were as follows:
For the fiscal years ended October 31, 2022 and October 31, 2021, respectively, the Fund made the following tax basis distributions:
Net investment income and net realized gains (losses) in the financial statements may differ from taxable net investment income and net realized gains (losses). Capital accounts within the financial statements are adjusted for permanent differences between book and tax accounting.  These differences may be due to foreign currency gains or losses, reclassifications of dividends and /or differences in treatment of income from swaps.  These adjustments have no impact on the net assets.
At October 31, 2022, there were no adjustments to the Statement of Assets and Liabilities.
Advisory fees $ 101,812
Administration fees 23,126
Distribution fees 3,352
Shareholder servicing fees 526
Transfer agent fees 18,141
Trustee fees 2,194
$ 149,151
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Income
Distributions
Capital Gains
Distributions
U.S. Cash Collateral Fund $ 1,946 $ 21,129 $ 22,379 $ — $ — $ 696 $ 7 $ —
U.S. Cash Management Fund 22,986 190,783 200,028 (4) — 13,737 169 —
$ 24,932 $ 211,912 $ 222,407 $ (4) $ — $ 14,433 $ 176 $ —
Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
Undistributed
Ordinary Income
Undistributed
Long-Term
Capital Gains
(Capital Loss
Carryforward)
$ 384,372,244 $ 201,043,791 $ (26,127,318) $ 174,916,473 $ 1,499,281 $ 22,039,309
October 31, 2022 October 31, 2021
Ordinary Income
Distributions
Long-Term
Capital Gain
Distributions
Return of
Capital
Ordinary Income
Distributions
Long-Term
Capital Gain
Distributions
Return of
Capital
$ 14,059,512 $ 36,027,431 $ — $ 7,603,947 $ 10,186,402 $ —
Total distributable earnings (losses)
$ —
Additional paid-in capital
—

Russell Investment Company
Multifactor International Equity Fund
Portfolio Management Discussion and Analysis — October 31, 2022
(Unaudited)
876 Multifactor International Equity Fund
Multifactor International Equity Fund - Class M
‡
Total
Return
1 Year (21 .07)%
5 Years (0 .95)%§
Inception* 0 .61%§
Multifactor International Equity Fund - Class R6
‡‡
Total
Return
1 Year (21 .02)%
5 Years (0 .96)%§
Inception* 0 .62%§
Multifactor International Equity Fund - Class S
‡‡‡
Total
Return
1 Year (21 .07)%
5 Years (1 .09)%§
Inception* 0 .47%§
Multifactor International Equity Fund - Class Y
Total
Return
1 Year (20 .96)%
5 Years (0 .90)%§
Inception* 0 .64%§
MSCI World ex USA Index (Net)
**
Total
Return
1 Year (22 .04)%
5 Years 0 .41%§
Inception* 1 .55%§
Multifactor International Equity Linked Benchmark
***
Total
Return
1 Year (22 .04)%
5 Years 0 .43%§
Inception* 1 .67%§

Russell Investment Company
Multifactor International Equity Fund
Portfolio Management Discussion and Analysis, continued — October 31,
2022 (Unaudited)
Multifactor International Equity Fund 877
Russell Investment Management, LLC (“RIM”) provides all
investment advisory and portfolio management services for the
Multifactor International Equity Fund (the “Fund”), including developing the investment program for the Fund and managing
the Fund’s overall exposures.
What is the Fund’s investment objective?
The Fund seeks to provide long-term capital growth.
How did the Fund perform relative to its benchmark
for the fiscal year ended October 31, 2022?
For the fiscal year ended October 31, 2022 (the “fiscal year”), the Fund’s Class M, Class R6, Class S and Class Y Shares lost
21.07%, 21.02%, 21.07% and 20.96%, respectively. This is
compared to the Fund’s benchmark, the MSCI World ex USA
Index (Net), which lost 22.04% during the fiscal year. The
Fund’s performance includes operating expenses, whereas index returns are unmanaged and do not include expenses of any kind.
For the fiscal year, the Morningstar
®
Foreign Large Blend
Category, a group of funds that Morningstar, Inc. considers to have investment strategies similar to those of the Fund, lost
24.05%. This result serves as a peer comparison and is expressed net of operating expenses.
How did market conditions affect the Fund’s
performance?
Overall, within non-U.S. developed markets, United Kingdom
was the best performing region in a down market, while Asia-
Pacific ex-Japan and emerging markets underperformed relative to other non-U.S. developed markets.
In terms of sector performance within the Fund’s benchmark
over the fiscal year, energy led and was the only sector with positive returns, followed by the health care sector. Real estate and information technology performed the weakest among the
sectors.
From a factor perspective, the value factor had the strongest performance, while small size and growth were the main
detractors over the fiscal year.
How did the investment strategies and techniques
employed by the Fund affect its benchmark relative
performance?
RIM seeks to achieve the Fund’s investment objective by
managing the Fund’s overall exposures (such as lower volatility, momentum, growth, industry, value, quality, defensive, dynamic, capitalization size, sector or region). After RIM has determined the Fund’s targeted exposures, RIM identifies baskets of stocks and determines their weights within the Fund to seek to achieve those desired exposures.
In terms of the Fund’s factor tilts for the fiscal year, the Fund’s value orientation contributed positively to performance.
With respect to sector positioning, the Fund had a benchmark-
relative overweight to materials and financials, and an
underweight to health care and information technology, both
of which contributed positively to performance over the fiscal year. The Fund’s regional positioning, which favored emerging markets while being underweight to North America and
Australia/New Zealand, detracted from performance over the
fiscal year.
RIM utilized equity index futures and currency forward contracts to seek to position the portfolio to meet RIM’s overall preferred positioning with respect to country and currency exposures.
This strategy detracted from performance during the fiscal year.
RIM also used index futures contracts to equitize a portion of the Fund’s cash and this strategy performed as intended.
Describe any changes to the Fund’s structure.
There were no changes to the Fund’s structure during the fiscal year.
The views expressed in this report reflect those of
the portfolio managers only through the end of the
fiscal year covered by the report. These views do not
necessarily represent the views of RIM, or any other
person in RIM or any other affiliated organization.
These views are subject to change at any time based
upon market conditions or other events, and RIM
disclaims any responsibility to update the views
contained herein. These views should not be relied
on as investment advice and, because investment
decisions for a Russell Investment Company (“RIC”)
Fund are based on numerous factors, should not be
relied on as an indication of investment decisions of
any RIC Fund.

Russell Investment Company
Multifactor International Equity Fund
Portfolio Management Discussion and Analysis, continued — October 31,
2022 (Unaudited)
878 Multifactor International Equity Fund
* Assumes initial investment on July 31, 2014.
**
MSCI World ex USA Index (Net) is a free float
‐
adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets. The index consists of 22 developed market country indexes.
*** Multifactor International Equity Linked Benchmark provides a means to compare the Fund’s average annual returns to a secondary benchmark that takes into account historical changes in the Fund’s primary benchmark. The Multifactor International Equity Linked Benchmark represents the returns of the Russell
Developed ex-US Large Cap Index (net of tax on dividends from foreign holdings) through December 31, 2017 and the returns of the MSCI World ex USA
Index (net of tax on dividends from foreign holdings) thereafter.
‡ The Fund’s performance inception date for Class M Shares was January 2, 2015. The returns shown for Class M Shares prior to that date are the returns of the Fund’s Class Y Shares. Class M Shares will have substantially similar annual returns as the Class Y Shares because the Shares of each Class are invested in the same portfolio of securities. Annual returns for each Class will differ only to the extent that the Class M Shares do not have the same expenses as the
Class Y Shares.
‡‡ The Fund’s performance inception date for Class R6 Shares was February 29, 2016.  The returns shown for Class R6 Shares prior to that date are the returns of the Fund’s Class Y Shares.  Class R6 Shares will have substantially similar annual returns as the Class Y Shares because the Shares of each Class are invested in the same portfolio of securities.  Annual returns for each Class will differ only to the extent that the Class R6 Shares do not have the same expenses as the Class Y Shares.
‡‡‡ The Fund’s performance inception date for Class S Shares was January 2, 2015. The returns shown for Class S Shares prior to that date are the returns of the Fund’s Class Y Shares. Class S Shares will have substantially similar annual returns as the Class Y Shares because the Shares of each Class are invested in the same portfolio of securities.  Annual returns for each Class will differ only to the extent that the Class S Shares do not have the same expenses as the
Class Y Shares.
§ Annualized.
Performance is historical and assumes reinvestment of all dividends and capital gains.  Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than when purchased.  Past performance is not indicative of future results.  The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Additionally, the returns presented herein may differ from the performance reported in the Financial Highlights as the returns herein are calculated in a manner consistent with standardized performance in accordance with
Securities and Exchange Commission rules, while the performance in the Financial Highlights has been calculated in accordance with U.S. Generally Accepted
Accounting Pr inciple s (“U.S. GAAP”).

Russell Investment Company
Multifactor International Equity Fund
Shareholder Expense Example — October 31, 2022 (Unaudited)
Multifactor International Equity Fund 879
Fund Expenses
The following disclosure provides important information
regarding the Fund’s Shareholder Expense Example
(“Example”).
Example
As a shareholder of the Fund, you incur two types of costs:
(1) transaction costs and (2) ongoing costs, including advisory and administrative fees; distribution (12b-1) and/or service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an
investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from May 1, 2022 to October 31, 2022.
Actual Expenses
The information in the table under the heading “Actual
Performance” provides information about actual account
values and actual expenses. You may use the information in
this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During
Period” to estimate the expenses you paid on your account
during this period.
Hypothetical Example for Comparison Purposes
The information in the table under the heading “Hypothetical
Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses
based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the
Fund’s actual return. The hypothetical account values and
expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the
Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant
to highlight your ongoing costs only and do not reflect any
transactional costs. Therefore, the information under the heading
“Hypothetical Performance (5% return before expenses)” is
useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
Class M
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2022 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2022 $ 873.70 $ 1,022.74
Expenses Paid During Period* $ 2.31 $ 2.50
* Expenses are equal to the Fund's annualized expense ratio of 0.49%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-
half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class R6
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2022 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2022 $ 873.60 $ 1,022.84
Expenses Paid During Period* $ 2.22 $ 2.40
* Expenses are equal to the Fund's annualized expense ratio of 0.47%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-
half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class S
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2022 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2022 $ 873.50 $ 1,021.98
Expenses Paid During Period* $ 3.02 $ 3.26
* Expenses are equal to the Fund's annualized expense ratio of 0.64%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-
half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

Russell Investment Company
Multifactor International Equity Fund
Shareholder Expense Example, continued — October 31, 2022 (Unaudited)
880 Multifactor International Equity Fund
Class Y
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2022 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2022 $ 874.60 $ 1,022.99
Expenses Paid During Period* $ 2.08 $ 2.24
* Expenses are equal to the Fund's annualized expense ratio of 0.44%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-
half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

Russell Investment Company
Multifactor International Equity Fund
Schedule of Investments — October 31, 2022
See accompanying notes which are an integral part of the financial statements.
Multifactor International Equity Fund 881
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Common Stocks - 92.8%
Australia - 6.8%
Ampol, Ltd. 2,949 52
APA Group 17,930 120
Aristocrat Leisure, Ltd. 10,606 250
ASX, Ltd. - ADR 9,558 413
Aurizon Holdings, Ltd. 98,021 226
Australia & New Zealand Banking
Group, Ltd. - ADR 36,133 589
BHP Group, Ltd. - ADR 77,672 1,860
BlueScope Steel, Ltd. 17,651 176
Brambles, Ltd. 19,953 149
Cochlear, Ltd. 1,373 176
Coles Group, Ltd. 30,790 321
Commonwealth Bank of Australia
- ADR 19,222 1,283
Computershare, Ltd. 10,617 172
Dexus Property Group(ö) 28,007 140
Domino's Pizza Enterprises, Ltd. 1,198 49
Endeavour Mining Corp. 17,260 79
Evolution Mining, Ltd. 27,146 36
Flutter Entertainment PLC(Æ) 828 109
Fortescue Metals Group, Ltd. 39,482 368
Glencore PLC 113,421 648
Goodman Group(ö) 33,920 369
GPT Group (The)(ö) 26,918 74
IDP Education, Ltd. 7,561 142
Insurance Australia Group, Ltd. 29,005 91
Lottery Corp., Ltd (The)(Æ) 33,024 90
Macquarie Group, Ltd. 2,443 263
Medibank Pvt, Ltd. 153,318 276
Mineral Resources, Ltd. 4,147 192
Mirvac Group(ö) 39,278 52
National Australia Bank, Ltd. - ADR 31,077 643
Newcrest Mining, Ltd. 11,625 128
Northern Star Resources, Ltd. 22,429 125
Origin Energy, Ltd. 25,321 90
QBE Insurance Group, Ltd. 46,418 362
Ramsay Health Care, Ltd. 3,593 135
REA Group, Ltd. 1,471 114
Reece, Ltd. 6,882 68
Rio Tinto PLC 23,078 1,201
Rio Tinto, Ltd. - ADR 8,864 497
Santos, Ltd. 54,865 271
Scentre Group(ö) 41,152 76
SEEK, Ltd. 4,413 61
Sonic Healthcare, Ltd. 6,168 129
South32, Ltd. Class B 120,630 276
Stockland(ö) 39,004 90
Suncorp Group, Ltd. 39,986 291
Tabcorp Holdings, Ltd. 77,037 47
Telstra Group, Ltd. 114,177 286
Transurban Group - ADR 22,440 190
Treasury Wine Estates, Ltd. 7,398 61
Vicinity Centres(ö) 113,773 142
Wesfarmers, Ltd. 8,529 247
Westpac Banking Corp. 43,646 671
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
WiseTech Global, Ltd. 4,086 151
Woodside Energy Group, Ltd. 37,790 875
Woolworths Group, Ltd. 13,261 280
16,272
Austria - 0.3%
Erste Group Bank AG 3,843 95
Mondi PLC 9,633 162
OMV AB 8,777 404
Verbund AG Class A 1,227 96
Voestalpine AG 3,882 84
841
Belgium - 0.5%
Ageas SA 4,183 145
Anheuser-Busch InBev SA 1,732 87
Elia System Operator SA 783 99
Groupe Bruxelles Lambert SA 608 45
KBC Groep NV 2,385 119
Proximus SA 7,217 76
Sofina SA 468 91
Solvay SA 2,282 205
UCB SA 3,318 250
Warehouses De Pauw CVA(ö) 1,746 45
1,162
Brazil - 0.1%
Yara International ASA 6,134 273
Canada - 11.1%
Agnico Eagle Mines, Ltd. 2,916 128
Alimentation Couche-Tard, Inc. 9,287 416
AltaGas, Ltd. - ADR 3,639 66
ARC Resources, Ltd. 19,455 274
Bank of Montreal(Ñ) 12,523 1,154
Bank of Nova Scotia (The) 14,272 690
Barrick Gold Corp. 38,123 573
BCE, Inc. 2,588 117
Brookfield Asset Management, Inc.
Class A 9,095 360
CAE, Inc.(Æ) 2,536 48
Cameco Corp. 4,932 117
Canadian Apartment Properties(ö) 4,833 150
Canadian Imperial Bank of Commerce 13,460 611
Canadian National Railway Co. 5,150 610
Canadian Natural Resources, Ltd. 22,608 1,356
Canadian Pacific Railway, Ltd. 10,648 794
Canadian Tire Corp., Ltd. Class A 1,914 215
Canadian Utilities, Ltd. Class A 2,670 71
CCL Industries, Inc. Class B 2,129 100
Cenovus Energy, Inc. 25,703 520
CGI Group, Inc.(Æ) 2,172 175
Constellation Software, Inc. 406 587
Dollarama, Inc. 7,945 472
Empire Co., Ltd. Class A 12,048 310
Enbridge, Inc. 9,432 367
Fairfax Financial Holdings, Ltd. 411 202
First Quantum Minerals, Ltd. 10,041 177

Russell Investment Company
Multifactor International Equity Fund
Schedule of Investments, continued — October 31, 2022
See accompanying notes which are an integral part of the financial statements.
882 Multifactor International Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Fortis, Inc. 1,258 49
Franco-Nevada Corp. Class T 371 46
George Weston, Ltd. 1,679 185
GFL Environmental, Inc. 1,700 46
Gildan Activewear, Inc. Class A 3,117 98
Great-West Lifeco, Inc.(Ñ) 12,375 287
Hydro One, Ltd.(Þ) 2,405 60
iA Financial Corp., Inc. 3,868 215
IGM Financial, Inc. 1,035 28
Imperial Oil, Ltd. 12,217 665
Intact Financial Corp. 5,088 773
Ivanhoe Mines, Ltd. Class A(Æ) 13,483 94
Keyera Corp. 2,098 45
Kinross Gold Corp. 20,413 74
Loblaw Cos., Ltd. 6,046 495
Lundin Mining Corp. 35,328 185
Magna International, Inc. Class A 7,517 419
Manulife Financial Corp. 39,208 650
Metro, Inc. Class A 6,249 327
National Bank of Canada 4,087 278
Northland Power, Inc. 3,521 102
Nutrien, Ltd. 7,524 636
Nuvei Corp.(Æ)(Þ) 1,664 50
Pembina Pipeline Corp. 5,336 176
Power Corp. of Canada 4,430 110
Quebecor, Inc. Class B 9,367 177
RioCan Real Estate Investment Trust(ö) 8,107 116
Ritchie Bros Auctioneers, Inc. 2,638 172
Rogers Communications, Inc. Class B 6,967 290
Royal Bank of Canada - GDR 22,997 2,128
Saputo, Inc. - ADR 4,167 101
Shopify, Inc. Class A(Æ) 8,320 285
Sun Life Financial, Inc. 15,131 643
Suncor Energy, Inc. 42,353 1,457
TC Energy Corp. 13,853 608
Teck Resources, Ltd. Class B 19,490 593
TELUS Corp. 3,519 73
TFI International, Inc. 1,966 179
Thomson Reuters Corp. 709 75
TMX Group, Ltd. 531 51
Toromont Industries, Ltd. 5,174 398
Toronto-Dominion Bank (The) 23,549 1,507
Tourmaline Oil Corp. 8,644 487
West Fraser Timber Co., Ltd. 4,648 349
WSP Global, Inc. 2,304 283
26,725
Chile - 0.0%
Antofagasta PLC 7,960 107
China - 0.4%
BOC Hong Kong Holdings, Ltd. 97,500 303
Budweiser Brewing Co. APAC, Ltd.(Þ) 20,300 43
Prosus NV 4,115 179
SITC International Holdings Co., Ltd. 47,000 77
Wilmar International, Ltd. 71,700 197
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Xinyi Glass Holdings, Ltd. 76,000 98
897
Denmark - 2.4%
AP Moller - Maersk A/S Class A 56 112
AP Moller - Maersk A/S Class B 251 524
Carlsberg A/S Class B 1,794 211
Chr Hansen Holding A/S 2,055 114
Coloplast A/S Class B 1,680 187
Danske Bank A/S 10,165 164
Demant A/S(Æ) 3,270 89
DSV A/S 846 115
Genmab A/S(Æ) 1,647 635
GN Store Nord A/S 1,707 36
Novo Nordisk A/S Class B 26,720 2,904
Novozymes A/S Class B 4,689 246
Pandora A/S 2,934 154
Rockwool International A/S Class B 280 56
Tryg A/S 9,258 200
Vestas Wind Systems A/S 3,330 66
5,813
Finland - 1.2%
Elisa OYJ 5,964 288
Fortum OYJ 10,019 141
Kone OYJ Class B 5,975 244
Neste OYJ 6,490 284
Nokia OYJ 72,711 323
Nordea Bank Abp 61,133 584
Orion OYJ Class B 1,906 88
Sampo OYJ Class A 7,349 336
Stora Enso OYJ Class R 25,509 332
UPM-Kymmene OYJ 4,917 165
2,785
France - 8.7%
Adevinta ASA Class B(Æ) 6,249 43
Aeroports de Paris(Æ) 392 53
Air Liquide SA Class A 5,616 734
Airbus Group SE 3,568 386
Alstom SA(Æ) 2,320 48
Amundi SA(Þ) 1,175 55
Arkema SA 2,821 223
AXA SA 23,647 584
BioMerieux 803 71
BNP Paribas SA 5,897 276
Bollore SA 31,057 155
Bouygues SA - ADR 9,916 283
Bureau Veritas SA 2,924 72
Capgemini SE 1,842 302
Carrefour SA 28,544 459
Cie de Saint-Gobain SA 8,476 346
Credit Agricole SA 12,403 112
Danone SA 2,975 148
Dassault Aviation SA 923 137
Dassault Systemes SE 11,343 380
Edenred 8,027 412

Russell Investment Company
Multifactor International Equity Fund
Schedule of Investments, continued — October 31, 2022
See accompanying notes which are an integral part of the financial statements.
Multifactor International Equity Fund 883
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Eiffage SA 5,023 454
Electricite de France SA 15,766 186
Engie SA 21,408 278
EssilorLuxottica SA 4,619 732
Eurazeo SE 1,310 75
Getlink SE 5,227 83
Hermes International 362 469
Ipsen SA 1,278 131
Kering 855 391
Klepierre SA - GDR(ö) 10,283 207
La Francaise des Jeux SAEM(Þ) 4,169 136
Legrand SA - ADR 1,578 120
L'Oreal SA 2,417 759
LVMH Moet Hennessy Louis Vuitton
SE - ADR 4,129 2,605
Michelin (CGDE) 24,922 635
Orange SA - ADR 44,707 427
Pernod Ricard SA 3,070 539
Publicis Groupe SA - ADR 8,167 457
Remy Cointreau SA 855 131
Renault SA(Æ) 6,461 199
Sanofi - ADR 17,641 1,523
Sartorius Stedim Biotech 653 207
Schneider Electric SE 5,897 746
SEB SA 1,162 76
Societe Generale SA 6,440 148
Sodexo SA 524 46
Teleperformance - GDR 906 243
Thales SA 1,671 212
TotalEnergies SE 42,923 2,346
Unibail-Rodamco-Westfield(Æ)(ö) 1,378 65
Valeo SA 6,531 107
Veolia Environnement SA 3,902 87
Vinci SA 6,993 643
Vivendi SE - ADR 24,815 203
Worldline SA(Æ)(Þ) 1,419 62
21,007
Germany - 5.5%
adidas AG 1,116 109
Allianz SE 5,032 906
Aroundtown SA 28,836 57
BASF SE 9,460 425
Bayerische Motoren Werke
Aktiengesellschaft 5,108 401
Bechtle AG 1,898 66
Beiersdorf AG 2,384 229
Brenntag SE 3,262 198
Carl Zeiss Meditec AG 907 110
Commerzbank AG(Æ) 33,905 271
Continental AG 3,309 172
Covestro AG(Þ) 9,166 312
Daimler Truck Holding AG(Æ) 11,435 305
Deutsche Bank AG 48,589 464
Deutsche Boerse AG 3,060 498
Deutsche Post AG 18,518 657
Deutsche Telekom AG 68,225 1,292
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
E.ON SE 35,650 299
Evonik Industries AG 6,557 121
Fresenius Medical Care AG & Co. 7,933 219
Fresenius SE & Co. KGaA 11,449 264
GEA Group AG 3,731 131
Hannover Rueck SE 2,342 381
HeidelbergCement AG 6,813 314
HelloFresh SE(Æ) 4,445 89
Henkel AG & Co. KGaA 974 57
Infineon Technologies AG - ADR 9,586 233
KION Group AG 3,039 68
Knorr-Bremse AG 887 40
LEG Immobilien SE 1,409 92
Mercedes-Benz Group AG 7,734 448
Merck & Co., Inc. 953 155
MTU Aero Engines AG 877 157
Muenchener Rueckversicherungs-
Gesellschaft AG 1,790 473
Newmont Mining Corp. 2,142 102
Puma SE 1,786 79
Rational AG 84 47
Rheinmetall AG 1,296 211
RWE AG 5,561 214
SAP SE - ADR 10,725 1,036
Scout24 SE(Þ) 826 42
Siemens AG 6,157 673
Siemens Energy AG 3,928 46
Siemens Healthineers AG(Þ) 7,645 352
Symrise AG 1,797 184
United Internet AG 4,140 77
Vonovia SE 9,396 208
13,284
Hong Kong - 1.6%
AIA Group, Ltd. 165,337 1,249
CK Asset Holdings, Ltd. 42,830 237
CK Infrastructure Holdings, Ltd. 36,001 171
Galaxy Entertainment Group, Ltd. 12,000 55
Hang Lung Properties, Ltd. - ADR 31,068 39
Hang Seng Bank, Ltd. 33,796 475
Henderson Land Development Co., Ltd. 22,999 56
HKT Trust & HKT, Ltd. 68,075 77
Hong Kong & China Gas Co., Ltd. 127,136 98
Hong Kong Exchanges & Clearing, Ltd. 14,116 375
Jardine Matheson Holdings, Ltd. 1,600 74
Melco Crown Entertainment, Ltd.(Æ)
(Š) 8,400 15
New World Development Co., Ltd. 43,332 88
Power Assets Holdings, Ltd. 24,679 118
Prudential PLC 21,627 201
Sino Land Co., Ltd. 53,774 58
Sun Hung Kai Properties, Ltd. 22,071 238
Swire Pacific, Ltd. Class A 11,817 78
Swire Properties, Ltd. 12,832 25
Techtronic Industries Co., Ltd. 8,848 83

Russell Investment Company
Multifactor International Equity Fund
Schedule of Investments, continued — October 31, 2022
See accompanying notes which are an integral part of the financial statements.
884 Multifactor International Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
WH Group, Ltd.(Þ) 396,789 200
4,010
Ireland - 0.4%
CRH PLC 9,836 354
Kerry Group PLC Class A 912 79
Kingspan Group PLC 3,764 190
Smurfit Kappa Group PLC 7,312 242
865
Israel - 1.2%
Azrieli Group, Ltd. 770 57
Bank Hapoalim BM 39,221 378
Bank Leumi Le-Israel BM 43,642 416
Check Point Software Technologies,
Ltd.(Æ) 4,028 521
Elbit Systems, Ltd. 1,050 212
ICL Group, Ltd. 27,040 243
Israel Discount Bank, Ltd. Class A 46,648 265
Mizrahi Tefahot Bank, Ltd. 5,654 214
Nice, Ltd.(Æ) 1,507 286
Tower Semiconductor, Ltd.(Æ) 4,323 185
ZIM Integrated Shipping Services, Ltd.
(Ñ) 5,677 133
2,910
Italy - 1.4%
Amplifon SpA 1,732 43
Assicurazioni Generali SpA 26,794 402
Atlantia SpA 8,479 189
Coca-Cola HBC AG - ADR 7,346 160
Davide Campari-Milano NV(Æ) 5,045 45
DiaSorin SpA 250 33
Enel SpA 54,747 245
Eni SpA - ADR 47,769 629
Infrastrutture Wireless Italiane SpA(Þ) 5,703 50
Intesa Sanpaolo SpA 103,566 198
Mediobanca Banca di Credito
Finanziario SpA 7,164 65
Moncler SpA 5,240 226
Poste Italiane SpA(Þ) 13,149 115
Prysmian SpA 2,637 86
Recordati SpA 2,760 104
Snam Rete Gas SpA 52,212 233
Telecom Italia SpA(Æ) 339,241 66
Terna Rete Elettrica Nazionale SpA 36,634 243
UniCredit SpA 15,831 197
3,329
Japan - 18.3%
Advantest Corp. 2,500 131
Aeon Co., Ltd. 2,300 43
Aisin Seiki Co., Ltd. 3,700 95
Ajinomoto Co., Inc. 4,000 110
Asahi Glass Co., Ltd. 3,900 122
Asahi Group Holdings, Ltd. 5,700 160
Asahi Intecc Co., Ltd. 3,200 54
Asahi Kasei Corp. 24,100 155
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Astellas Pharma, Inc. 44,700 615
Bandai Namco Holdings, Inc. 6,300 417
Bridgestone Corp. 2,000 72
Brother Industries, Ltd. 18,400 313
Canon, Inc. 34,700 738
Capcom Co., Ltd. - GDR 5,800 162
Central Japan Railway Co. 400 46
Chiba Bank, Ltd. (The) 16,100 88
Chugai Pharmaceutical Co., Ltd. 13,300 308
CyberAgent, Inc. 13,600 112
Dai Nippon Printing Co., Ltd. 4,300 86
Daifuku Co., Ltd. 3,900 179
Dai-ichi Life Holdings, Inc. 16,500 261
Daiichi Sankyo Co., Ltd. 20,600 661
Daikin Industries, Ltd. 1,700 256
Daito Trust Construction Co., Ltd. 3,700 366
Daiwa House Industry Co., Ltd. 12,400 251
Daiwa House REIT Investment Corp.(ö) 25 50
Daiwa Securities Group, Inc. 30,200 118
Denso Corp. 1,800 89
Dentsu, Inc. 9,900 308
Disco Corp. 500 120
Eisai Co., Ltd. 2,800 169
ENEOS Holdings, Inc. 92,800 306
Fast Retailing Co., Ltd. 500 279
Fuji Electric Co., Ltd. 2,500 97
FUJIFILM Holdings Corp. 6,800 311
Fujitsu, Ltd. 1,800 207
GLP J-REIT(ö) 47 49
Hakuhodo DY Holdings, Inc. 8,700 73
Hamamatsu Photonics KK 4,600 208
Hankyu Hanshin Holdings, Inc. 1,400 42
Hikari Tsushin, Inc. 400 48
Hirose Electric Co., Ltd. 600 78
Hitachi, Ltd. 6,100 276
Honda Motor Co., Ltd. 27,500 623
Hoshizaki Corp. 1,500 43
Hoya Corp. 3,700 345
Hulic Co., Ltd. 10,000 73
Ibiden Co., Ltd. 2,200 74
Idemitsu Kosan Co., Ltd. 8,400 183
Iida Group Holdings Co., Ltd. 4,300 60
Inpex Corp. 39,900 408
Isuzu Motors, Ltd. 24,900 292
ITOCHU Corp. 28,700 742
Itochu Techno-Solutions Corp. 2,300 53
Japan Exchange Group, Inc. 19,900 261
Japan Post Bank Co., Ltd. Class A 7,800 52
Japan Post Holdings Co., Ltd. 43,800 294
Japan Post Insurance Co., Ltd. Class A 5,300 78
Japan Real Estate Investment Corp.(ö) 12 50
Japan Retail Fund Investment Corp.(ö) 70 52
Japan Tobacco, Inc. 26,200 434
JFE Holdings, Inc. 18,000 164
JSR Corp. 2,700 51
Kajima Corp. 22,000 207
Kakaku.com, Inc. 3,600 61

Russell Investment Company
Multifactor International Equity Fund
Schedule of Investments, continued — October 31, 2022
See accompanying notes which are an integral part of the financial statements.
Multifactor International Equity Fund 885
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Kansai Electric Power Co., Inc. (The) 22,000 166
Kao Corp. 7,900 296
KDDI Corp. 20,600 608
Keyence Corp. 1,100 415
Kikkoman Corp. 4,000 217
Kirin Holdings Co., Ltd. 6,100 90
Kobayashi Pharmaceutical Co., Ltd. 900 48
Komatsu, Ltd. 3,900 75
Konami Holdings Corp. 3,800 167
Kose Corp. 800 80
Kubota Corp. 7,400 103
Kurita Water Industries, Ltd. 3,200 117
Kyocera Corp. 5,100 255
Kyowa Kirin Co., Ltd. 2,200 52
Lasertec Corp. 1,200 171
LIXIL Group Corp. 7,100 107
M3, Inc. 5,300 158
Marubeni Corp. 36,900 323
Mazda Motor Corp. 18,500 125
McDonald's Holdings Co. Japan, Ltd. 2,800 97
MEIJI Holdings Co., Ltd. 3,000 123
Minebea Co., Ltd. 2,600 38
MISUMI Group, Inc. 11,700 249
Mitsubishi Chemical Holdings Corp. 25,300 114
Mitsubishi Corp. 23,800 645
Mitsubishi Electric Corp. 36,500 321
Mitsubishi Estate Co., Ltd. 13,900 175
Mitsubishi Heavy Industries, Ltd. 8,600 296
Mitsubishi UFJ Financial Group, Inc. 151,900 720
Mitsubishi UFJ Lease & Finance Co.,
Ltd. 16,400 70
Mitsui & Co., Ltd. 26,400 584
Mitsui Chemicals, Inc. 3,800 70
Mitsui Fudosan Co., Ltd. 13,700 262
Mitsui OSK Lines, Ltd. 14,600 289
Mizuho Financial Group, Inc. 28,600 309
MonotaRO Co., Ltd. 10,000 152
MS&AD Insurance Group Holdings,
Inc. 10,500 278
Murata Manufacturing Co., Ltd. 4,600 226
NEC Corp. 11,700 387
Nexon Co., Ltd. 11,500 193
NGK Insulators, Ltd. 5,000 58
Nidec Corp. 1,400 77
Nihon M&A Center, Inc. 12,500 141
Nintendo Co., Ltd. 14,000 570
Nippon Building Fund, Inc.(ö) 10 44
Nippon Paint Holdings Co., Ltd. 6,700 43
Nippon Shinyaku Co., Ltd. 1,200 66
Nippon Steel Corp. 20,200 277
Nippon Telegraph & Telephone Corp. 23,618 650
Nippon Yusen 16,200 294
Nissan Chemical Industries, Ltd. 4,800 215
Nissan Motor Co., Ltd. 65,800 210
Nissin Foods Holdings Co., Ltd. 2,400 155
Nitori Holdings Co., Ltd. 2,200 199
Nitto Denko Corp. 3,600 189
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Nomura Holdings, Inc. 33,600 109
Nomura Real Estate Holdings, Inc. 6,400 145
Nomura Real Estate Master Fund, Inc.
(ö) 59 67
Nomura Research Institute, Ltd. 2,400 53
NTT Data Corp. 13,500 196
Obayashi Corp. 23,800 153
Obic Co., Ltd. 1,200 180
Oji Holdings Corp. 22,400 78
Olympus Corp. 11,800 249
Omron Corp. 2,500 116
Ono Pharmaceutical Co., Ltd. 13,800 324
Oriental Land Co., Ltd. 2,100 281
ORIX Corp. 24,500 359
Osaka Gas Co., Ltd. 2,400 35
Otsuka Corp. 2,700 85
Otsuka Holdings Co., Ltd. 10,100 324
Panasonic Holdings Corp. 27,200 195
Persol Holdings Co., Ltd. 7,800 156
Recruit Holdings Co., Ltd. 27,500 844
Renesas Electronics Corp.(Æ) 12,800 107
Resona Holdings, Inc. 53,900 203
Ricoh Co., Ltd. 25,800 189
SBI Holdings, Inc. 8,600 155
SCSK Corp. 3,300 49
Secom Co., Ltd. 3,300 188
Seiko Epson Corp. 19,100 260
Sekisui Chemical Co., Ltd. 25,200 314
Sekisui House, Ltd. 22,900 381
Seven & i Holdings Co., Ltd. 9,900 370
Shimadzu Corp. 6,400 168
Shimano, Inc. 1,400 217
Shimizu Corp. 20,800 104
Shin-Etsu Chemical Co., Ltd. 2,900 303
Shionogi & Co., Ltd. 2,800 130
Shiseido Co., Ltd. 1,200 42
SMC Corp. 200 80
SoftBank Group Corp. 30,200 440
Sompo Japan Nipponkoa Holdings, Inc. 8,600 358
Sony Group Corp. 9,900 670
Square Enix Holdings Co., Ltd. 1,200 54
Start Today Co., Ltd. 4,000 85
Subaru Corp. 14,692 229
Sumco Corp. 3,500 44
Sumitomo Chemical Co., Ltd. 38,300 129
Sumitomo Corp. 26,900 343
Sumitomo Electric Industries, Ltd. 22,600 236
Sumitomo Metal Mining Co., Ltd. 7,900 222
Sumitomo Mitsui Financial Group, Inc. 14,800 415
Sumitomo Mitsui Trust Holdings, Inc. 11,800 339
Suntory Beverage & Food, Ltd. 5,000 167
Suzuki Motor Corp. 6,800 229
Sysmex Corp. 3,200 173
T&D Holdings, Inc. 9,300 92
Taisei Corp. 7,021 191
Takeda Pharmaceutical Co., Ltd. 19,966 529
TDK Corp. 1,400 44

Russell Investment Company
Multifactor International Equity Fund
Schedule of Investments, continued — October 31, 2022
See accompanying notes which are an integral part of the financial statements.
886 Multifactor International Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Terumo Corp. 11,800 359
TIS, Inc. 2,700 73
Tobu Railway Co., Ltd. 2,500 58
Toho Co., Ltd. 3,200 114
Tokio Marine Holdings, Inc. 41,400 748
Tokyo Electron, Ltd. 1,200 317
Tokyo Gas Co., Ltd. 13,600 242
Toppan Printing Co., Ltd. 6,400 95
Toray Industries, Inc. 41,400 201
Tosoh Corp. 12,400 135
TOTO, Ltd. 3,400 97
Toyota Industries Corp. 2,700 139
Toyota Motor Corp. 148,200 2,056
Toyota Tsusho Corp. 6,100 205
Trend Micro, Inc. 5,900 297
Unicharm Corp. 8,400 256
USS Co., Ltd. 7,700 116
Welcia Holdings Co., Ltd. 2,100 44
Yakult Honsha Co., Ltd. 5,500 304
Yamaha Corp. 800 30
Yamaha Motor Co., Ltd. 7,200 149
Yamatake Corp. 2,100 57
Yaskawa Electric Corp. 1,600 44
Yokogawa Electric Corp. 2,800 47
Z Holdings Corp. 22,600 58
44,027
Jordan - 0.1%
Hikma Pharmaceuticals PLC 12,492 179
Luxembourg - 0.2%
ArcelorMittal SA(Æ) 19,302 432
Tenaris SA 8,678 135
567
Netherlands - 5.3%
ABN AMRO Bank NV(Þ) 11,031 108
Adyen NV(Æ)(Þ) 234 335
Aegon NV 62,824 291
AerCap Holdings, Ltd. / AerCap Global
Aviation Trust(Æ) 3,276 175
Akzo Nobel NV 1,885 116
Argenx SE(Æ) 301 117
ASM International NV 990 219
ASML Holding NV 5,681 2,678
Euronext NV(Þ) 1,491 95
Exor NV 2,251 151
Ferrari NV 1,926 380
Heineken Holding NV 3,315 226
Heineken NV 876 73
IMCD NV 691 90
ING Groep NV 24,273 239
Koninklijke Ahold Delhaize NV 33,255 928
Koninklijke DSM NV 2,164 255
Koninklijke KPN NV 73,973 207
Koninklijke Philips NV 24,074 305
NN Group NV 6,284 266
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
OCI NV 2,888 111
Randstad NV 5,666 282
Shell PLC 125,957 3,491
Stellantis NV 47,644 643
Universal Music Group NV 11,852 232
Wolters Kluwer NV 6,333 673
12,686
New Zealand - 0.2%
Fisher & Paykel Healthcare Corp., Ltd. 8,650 98
Mercury NZ, Ltd. 23,501 80
Spark New Zealand, Ltd. 78,590 234
Xero, Ltd.(Æ) 904 45
457
Norway - 0.8%
Det Norske Oljeselskap ASA 5,561 177
DNB Bank ASA 10,505 185
Equinor ASA Class N 17,147 625
Gjensidige Forsikring ASA 13,554 247
Kongsberg Gruppen ASA 1,645 59
Mowi ASA 18,421 275
Norsk Hydro ASA 30,048 190
Orkla ASA 8,180 55
Salmar ASA Class A 2,270 77
Telenor ASA 13,794 125
2,015
Portugal - 0.2%
Energias de Portugal SA 11,827 51
Galp Energia SGPS SA Class B 9,340 95
Jeronimo Martins SGPS SA 14,999 311
457
Singapore - 1.4%
Ascendas Real Estate Investment
Trust(Æ)(ö) 25,700 48
Capitaland Investment, Ltd. 43,500 93
CapitaLand Mall Trust Class A(ö) 105,028 139
City Developments, Ltd. 10,800 58
DBS Group Holdings, Ltd. 35,597 860
Keppel Corp., Ltd. - ADR 61,100 301
Oversea-Chinese Banking Corp., Ltd. 56,079 480
SEA, Ltd. - ADR(Æ) 3,552 177
Singapore Airlines, Ltd.(Æ) 18,400 68
Singapore Exchange, Ltd. 10,800 64
Singapore Technologies Engineering,
Ltd. 61,100 142
Singapore Telecommunications, Ltd. 85,100 150
United Overseas Bank, Ltd. 30,200 592
UOL Group, Ltd. 17,900 78
Venture Corp., Ltd. 5,300 60
3,310
South Korea - 0.0%
Delivery Hero AG(Æ)(Þ) 1,244 41

Russell Investment Company
Multifactor International Equity Fund
Schedule of Investments, continued — October 31, 2022
See accompanying notes which are an integral part of the financial statements.
Multifactor International Equity Fund 887
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Spain - 1.8%
Acciona SA 623 112
ACS Actividades de Construccion y
Servicios SA 8,624 221
Amadeus IT Group SA Class A(Æ) 1,224 64
Banco Bilbao Vizcaya Argentaria SA
- ADR 91,074 468
Banco Santander SA - ADR 181,992 471
CaixaBank SA 40,317 133
Cellnex Telecom SA(Þ) 2,824 92
EDP Renovaveis SA 4,097 86
Enagas SA 8,042 130
Endesa SA - ADR 3,733 62
Ferrovial SA 2,653 65
Grifols SA(Æ) 3,956 34
Iberdrola SA 56,109 570
Industria de Diseno Textil SA 17,403 394
Naturgy Energy Group SA 3,223 83
Red Electrica Corp. SA 11,179 181
Repsol SA - ADR 47,694 649
Telefonica SA - ADR 125,314 433
4,248
Sweden - 3.3%
AB Electrolux 7,366 91
Alleima AB(Æ) 3,049 10
Assa Abloy AB Class B 20,696 418
Atlas Copco AB 34,734 371
Boliden AB(Æ) 15,939 464
Embracer Group AB(Æ) 6,568 32
Epiroc AB Class A 16,133 247
Equities AB 13,697 269
Essity Aktiebolag Class B 3,885 82
Evolution Gaming Group AB(Þ) 3,266 305
Getinge AB Class B 6,611 134
Hennes & Mauritz AB Class B(Ñ) 10,514 106
Hexagon AB 49,235 486
Holmen AB Class B 1,138 41
Husqvarna AB Class B 4,731 28
Industrivarden AB Class C 1,477 33
Indutrade AB 9,894 173
Investor AB Class A 6,057 103
Investor AB Class B 82,667 1,349
Kinnevik AB Class B(Æ) 10,506 130
L E Lundbergforetagen AB Class B 1,904 75
Lifco AB 2,732 39
Lundin Petroleum AB 6,870 14
Nibe Industrier AB Class B 8,203 65
Sandvik AB 15,245 238
Securitas AB Class B 16,109 132
Skandinaviska Enskilda Banken AB
Class A 25,017 264
Skanska AB Class B 10,531 164
SKF AB Class B 10,405 151
Svenska Cellulosa AB SCA Class B 9,497 112
Svenska Handelsbanken AB Class A 23,234 216
Swedbank AB Class A 17,369 259
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Swedish Match AB 21,291 219
Swedish Orphan Biovitrum AB Class
B(Æ) 6,778 125
Tele2 AB Class B 9,922 81
Telefonaktiebolaget LM Ericsson Class
B 112,031 622
Telia Co. AB 22,636 60
Volvo AB Class B 13,895 227
Volvo Car AB Class B(Æ) 26,961 114
8,049
Switzerland - 8.4%
ABB, Ltd. 4,321 120
Accelleron Industries AG(Æ) 297 5
Adecco Group AG 5,029 157
Alcon, Inc. 4,697 286
Bachem Holding AG 760 54
Baloise Holding AG 1,977 270
Barry Callebaut AG 52 98
Chocoladefabriken Lindt & Spruengli
AG 12 203
Cie Financiere Richemont SA Class A 3,353 328
Credit Suisse Group AG Class A 23,025 95
EMS-Chemie Holding AG 171 108
Geberit AG 715 318
Givaudan SA 47 140
Julius Baer Group, Ltd. 1,735 83
Kuehne & Nagel International AG 1,043 222
LafargeHolcim, Ltd. 8,224 373
Logitech International SA 3,062 152
Lonza Group AG 1,075 553
Nestle SA 40,512 4,409
Novartis AG 31,890 2,585
Partners Group Holding AG 725 650
Roche Holding AG 11,448 3,850
Schindler Holding AG 1,682 273
SGS SA 110 242
Sika AG 1,408 317
Sonova Holding AG 1,480 350
STMicroelectronics NV 12,268 382
Straumann Holding AG 1,777 169
Swatch Group AG (The) Class B 1,791 403
Swiss Life Holding AG 778 376
Swiss Prime Site AG Class A 1,141 92
Swiss Re AG 5,427 403
Swisscom AG 890 439
Temenos AG 686 41
UBS Group AG 41,041 650
VAT Group AG(Þ) 716 163
Zurich Insurance Group AG 2,254 961
20,320
United Kingdom - 10.3%
3i Group PLC 49,205 654
Admiral Group PLC 7,516 174
Anglo American PLC 29,335 878
Ashtead Group PLC 7,451 388

Russell Investment Company
Multifactor International Equity Fund
Schedule of Investments, continued — October 31, 2022
See accompanying notes which are an integral part of the financial statements.
888 Multifactor International Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Associated British Foods PLC 22,637 350
AstraZeneca PLC 23,555 2,764
Auto Trader Group PLC(Þ) 43,011 257
AVEVA Group PLC 1,641 59
Aviva PLC 81,091 388
BAE Systems PLC 49,879 466
Barclays PLC 129,110 220
Barratt Developments PLC 30,464 131
Berkeley Group Holdings PLC 5,153 205
BP PLC 185,447 1,029
British American Tobacco PLC 27,986 1,106
BT Group PLC 170,310 253
Bunzl PLC 7,962 259
Burberry Group PLC 7,110 148
CK Hutchison Holdings, Ltd. Class B 62,758 311
CNH Industrial NV 12,961 168
Compass Group PLC 39,002 821
Croda International PLC 3,922 304
Diageo PLC 44,564 1,837
Experian PLC 16,833 535
Ferguson PLC 5,815 634
GVC Holdings PLC 7,130 103
Haleon PLC(Æ) 88,103 271
Halma PLC 15,698 380
Hargreaves Lansdown PLC 16,120 141
HSBC Holdings PLC 283,851 1,456
Imperial Tobacco Group PLC 17,161 418
Informa PLC 27,852 177
InterContinental Hotels Group PLC 3,186 171
Intertek Group PLC 2,136 89
J Sainsbury PLC 57,295 128
JD Sports Fashion PLC 39,145 44
Johnson Matthey PLC 3,417 76
Kingfisher PLC 85,561 215
Land Securities Group PLC(ö) 12,399 81
Legal & General Group PLC 57,956 155
Lloyds Banking Group PLC 507,561 244
London Stock Exchange Group PLC 4,064 352
M&G PLC 37,524 75
National Grid PLC 31,757 346
Natwest Group PLC 107,370 288
Next PLC 875 49
Pearson PLC 19,974 220
Persimmon PLC Class A 10,217 153
RELX PLC 24,571 660
Rentokil Initial PLC 9,523 59
Rolls-Royce Holdings PLC(Æ) 52,207 47
Sage Group PLC (The) 21,031 175
Schroders PLC 12,682 57
Scottish & Southern Energy PLC 15,132 270
Segro PLC(ö) 23,554 212
Severn Trent PLC Class H 5,196 149
Smith & Nephew PLC 30,115 356
Smiths Group PLC 2,981 53
Spirax-Sarco Engineering PLC 1,700 209
St. James's Place PLC 7,897 96
Standard Chartered PLC 39,170 234
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Taylor Wimpey PLC 108,428 117
Tesco PLC 194,402 479
Unilever PLC 20,719 942
United Utilities Group PLC 18,390 198
Vodafone Group PLC 422,111 492
Wausau Paper Corp. 9,441 83
Whitbread PLC 1,516 45
24,904
United States - 0.9%
CSL, Ltd. 5,036 902
GSK Finance No. 3 PLC 67,687 1,109
James Hardie Industries PLC 5,825 128
Qiagen NV(Æ) 2,457 106
Sinch AB(Æ)(Þ) 14,370 34
2,279
Total Common Stocks
(cost $215,793) 223,819
Preferred Stocks - 0.6%
Germany - 0.6%
Henkel AG & Co. KGaA
2.780% (Ÿ) 6,613 417
Porsche Automobil Holding SE
4.504% (Ÿ) 8,025 449
Sartorius AG
0.332% (Ÿ) 261 92
Volkswagen AG
5.508% (Ÿ) 2,808 359
1,317
Total Preferred Stocks
(cost $1,485) 1,317
Short-Term Investments - 5.2%
United States - 5.2%
U.S. Cash Management Fund(@) 12,642,700 (∞) 12,638
Total Short-Term Investments
(cost $12,638) 12,638
Other Securities - 0.7%
U.S. Cash Collateral Fund(@)(×) 1,632,136 (∞) 1,632
Total Other Securities
(cost $1,632) 1,632
Total Investments - 99.3%
(identified cost $231,548) 239,406
Other Assets and Liabilities,
Net - 0.7%
1,671
Net Assets - 100.0%
241,077

Russell Investment Company
Multifactor International Equity Fund
Schedule of Investments, continued — October 31, 2022
See accompanying notes which are an integral part of the financial statements.
Multifactor International Equity Fund 889
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
1.2%
ABN AMRO Bank NV 06/06/22 EUR 11,031 11.68 129
108
Adyen NV 12/20/19 EUR 234 1,614.36 378
335
Amundi SA 01/10/17 EUR 1,175 52.76 62
55
Auto Trader Group PLC 12/11/20 GBP 43,011 8.40 361
257
Budweiser Brewing Co. APAC, Ltd. 10/21/22 HKD 20,300 2.22 45
43
Cellnex Telecom SA 10/21/22 EUR 2,824 28.53 81
92
Covestro AG 07/20/16 EUR 9,166 54.93 503
312
Delivery Hero AG 10/21/22 EUR 1,244 34.37 43
41
Euronext NV 06/06/22 EUR 1,491 73.35 109
95
Evolution Gaming Group AB 11/24/20 SEK 3,266 105.46 344
305
Hydro One, Ltd. 06/19/20 CAD 2,405 18.71 45
60
Infrastrutture Wireless Italiane SpA 10/21/22 EUR 5,703 8.25 47
50
La Francaise des Jeux SAEM 06/14/21 EUR 4,169 42.11 176
136
Nuvei Corp. 10/21/22 CAD 1,664 27.60 46
50
Poste Italiane SpA 04/06/17 EUR 13,149 6.63 87
115
Scout24 SE 10/21/22 EUR 826 50.41 42
42
Siemens Healthineers AG 04/14/20 EUR 7,645 54.43 416
352
Sinch AB 06/14/21 SEK 14,370 18.93 272
34
VAT Group AG 02/04/22 CHF 716 372.34 267
163
WH Group, Ltd. 04/30/19 HKD 396,789 0.87 346
200
Worldline SA 03/11/22 EUR 1,419 44.60 63 62
2,907
For a description of restricted securities see note 8 in the Notes to Financial Statements.
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
EURO STOXX 50 Index Futures 195 EUR 7,055 12/22
215
FTSE 100 Index Futures 14 GBP 995 12/22
24
Hang Seng Index Futures 2 HKD 1,464 11/22
(8)
MSCI Emerging Markets Index Futures 55 USD 2,348 12/22
(242)
MSCI Singapore Index Futures 3 SGD 83 11/22
2
S&P 500 E-Mini Index Futures 1 USD 194 12/22
(12)
S&P/TSX 60 Index Futures 9 CAD 2,120 12/22
49
SPI 200 Index Futures 3 AUD 514 12/22
8
TOPIX Index Futures 18 JPY 346,680 12/22 45
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å) 81
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Bank of America USD 1,470 CAD 2,000 12/21/22 (1)
Bank of America USD 1,699 EUR 1,700 12/21/22 (12)
Bank of America USD 1,705 JPY 250,000 12/21/22 (13)
Bank of America JPY 250,000 USD 1,749 12/21/22 56
HSBC USD 244 AUD 362 12/21/22 (12)
HSBC USD 747 CAD 984 12/21/22 (24)

Russell Investment Company
Multifactor International Equity Fund
Schedule of Investments, continued — October 31, 2022
See accompanying notes which are an integral part of the financial statements.
890 Multifactor International Equity Fund
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
HSBC USD 2,181 EUR 2,168 12/21/22 (30)
HSBC USD 389 GBP 336 12/21/22 (4)
HSBC USD 59 HKD 463 12/21/22 —
HSBC USD 40 NZD 67 12/21/22 (1)
HSBC CHF 77 USD 81 12/21/22 3
HSBC JPY 11,889 USD 84 12/21/22 4
HSBC NOK 1,107 USD 110 12/21/22 3
HSBC SEK 8,065 USD 760 12/21/22 26
JPMorgan Chase USD 245 AUD 362 12/21/22 (13)
JPMorgan Chase USD 749 CAD 984 12/21/22 (26)
JPMorgan Chase USD 2,181 EUR 2,168 12/21/22 (30)
JPMorgan Chase USD 390 GBP 336 12/21/22 (4)
JPMorgan Chase USD 59 HKD 463 12/21/22 —
JPMorgan Chase USD 40 NZD 67 12/21/22 (1)
JPMorgan Chase CHF 77 USD 81 12/21/22 3
JPMorgan Chase JPY 11,889 USD 84 12/21/22 4
JPMorgan Chase NOK 1,107 USD 110 12/21/22 3
JPMorgan Chase SEK 8,065 USD 759 12/21/22 26
Royal Bank of Canada USD 244 AUD 362 12/21/22 (12)
Royal Bank of Canada USD 747 CAD 984 12/21/22 (24)
Royal Bank of Canada USD 2,182 EUR 2,168 12/21/22 (30)
Royal Bank of Canada USD 389 GBP 336 12/21/22 (4)
Royal Bank of Canada USD 59 HKD 463 12/21/22 —
Royal Bank of Canada USD 3,496 JPY 500,000 12/21/22 (112)
Royal Bank of Canada USD 40 NZD 67 12/21/22 (1)
Royal Bank of Canada CAD 2,400 USD 1,744 12/21/22 (18)
Royal Bank of Canada CHF 77 USD 81 12/21/22 3
Royal Bank of Canada JPY 11,889 USD 84 12/21/22 4
Royal Bank of Canada NOK 1,107 USD 110 12/21/22 3
Royal Bank of Canada SEK 8,065 USD 760 12/21/22 26
Royal Bank of Canada SEK 20,000 USD 1,831 12/21/22 12
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts (196)
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total % of Net Assets
Common Stocks
Australia $ 286 $ 15,986 $ —
$ —
$ 16,272 6.8
Austria — 841 —
—
841 0.3
Belgium — 1,162 —
—
1,162 0.5
Brazil — 273 —
—
273 0.1
Canada 26,725 — —
—
26,725 11.1
Chile — 107 —
—
107 —
*
China — 897 —
—
897 0.4
Denmark — 5,813 —
—
5,813 2.4

Russell Investment Company
Multifactor International Equity Fund
Schedule of Investments, continued — October 31, 2022
See accompanying notes which are an integral part of the financial statements.
Multifactor International Equity Fund 891
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total % of Net Assets
Finland — 2,785 —
—
2,785 1.2
France — 21,007 —
—
21,007 8.7
Germany — 13,284 —
—
13,284 5.5
Hong Kong — 3,9 95 15
—
4,010 1.6
Ireland — 865 —
—
865 0.4
Israel 654 2,256 —
—
2,910 1.2
Italy — 3,329 —
—
3,329 1.4
Japan — 44,027 —
—
44,027 18.3
Jordan — 179 —
—
179 0.1
Luxembourg — 567 —
—
567 0.2
Netherlands 326 12,360 —
—
12,686 5.3
New Zealand — 457 —
—
457 0.2
Norway — 2,015 —
—
2,015 0.8
Portugal — 457 —
—
457 0.2
Singapore 177 3,133 —
—
3,310 1.4
South Korea — 41 —
—
41 —
*
Spain — 4,248 —
—
4,248 1.8
Sweden — 8,049 —
—
8,049 3.3
Switzerland 5 20,315 —
—
20,320 8.4
United Kingdom — 24,904 —
—
24,904 10.3
United States — 2,279 —
—
2,279 0.9
Preferred Stocks — 1,317 — — 1,317 0.6
Short-Term Investments — — — 12,638 12,638 5.2
Other Securities — — — 1,632 1,632 0.7
Total Investments 28,173 196,948 15 14,270 239,406 99.3
Other Assets and Liabilities, Net
0.7
100.0
Other Financial Instruments
Assets
Futures Contracts 343 — — — 343 0.1
Foreign Currency Exchange Contracts — 176 — — 176 0.1
A
Liabilities
Futures Contracts (262) — — — (262) (0.1)
Foreign Currency Exchange Contracts — (372) — — (372) (0.2)
Total Other Financial Instruments
**
$ 81 $ (196) $ — $ — $ (115)
* Less than 0.05% of net assets.
** Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of
Investments.

Russell Investment Company
Multifactor International Equity Fund
Schedule of Investments, continued — October 31, 2022
See accompanying notes which are an integral part of the financial statements.
892 Multifactor International Equity Fund
For a description of the Levels, see note 2 in the Notes to Financial Statements.
For a disclosure on transfers into and out of Level 3 during the period ended October 31, 2022, see note 2 in the Notes to
Financial Statements.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value for the period ended
October 31, 2022, were less than 1% of net assets.
Amounts in thousands
Sector Exposure
Fair Value
$
Common Stocks
Consumer Discretionary ....................................................................
29,222
Consumer Staples ...............................................................................
14,389
Energy ................................................................................................
14,972
Financial Services ..............................................................................
51,541
Health Care ........................................................................................
27,191
Materials and Processing ...................................................................
24,155
Producer Durables ..............................................................................
30,460
Technology .........................................................................................
17,037
Utilities ...............................................................................................
14,852
Preferred Stocks
Consumer Discretionary ....................................................................
808
Consumer Staples ...............................................................................
417
Technology .........................................................................................
92
Short-Term Investments .............................................................
12,638
Other Securities ...........................................................................
1,632
Total Investments ............................................................................... 239,406

Russell Investment Company
Multifactor International Equity Fund
Fair Value of Derivative Instruments — October 31, 2022
See accompanying notes which are an integral part of the financial statements.
Multifactor International Equity Fund 893
Amounts in thousands
Derivatives not accounted for as hedging instruments
Equity
Contracts
Foreign
Currency
Contracts
Location: Statement of Assets and Liabilities - Assets
Unrealized appreciation on foreign currency exchange contracts $ — $ 176
Variation margin on futures contracts* 343 —
Total
$ 343 $ 176
Location: Statement of Assets and Liabilities - Liabilities
Variation margin on futures contracts* $ 262 $ —
Unrealized depreciation on foreign currency exchange contracts — 372
Total
$ 262 $ 372
Derivatives not accounted for as hedging instruments
Equity
Contracts
Foreign
Currency
Contracts
Location: Statement of Operations - Net realized gain (loss)
Futures contracts $ (2,417) $ —
Foreign currency exchange contracts — (1,214)
Total
$ (2,417) $ (1,214)
Location: Statement of Operations - Net change in unrealized appreciation (depreciation)
Futures contracts $ 149 $ —
Foreign currency exchange contracts — (341)
Total
$ 149 $ (341)
* Includes cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the
Statement of Assets and Liabilities.
For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

Russell Investment Company
Multifactor International Equity Fund
Balance Sheet Offsetting of Financial and Derivative Instruments —
October 31, 2022
See accompanying notes which are an integral part of the financial statements.
894 Multifactor International Equity Fund
Amounts in thousands
Offsetting of Financial Assets and Derivative Assets
Description Location: Statement of Assets and Liabilities - Assets
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statement
of Assets
and
Liabilities
Net Amounts
of Assets
Presented in
the Statement
of Assets and
Liabilities
Securities on Loan* Investments, at fair value $ 1,539 $ — $ 1,539
Foreign Currency Exchange Contracts Unrealized appreciation on foreign currency exchange contracts 176 — 176
Total Financial and Derivative Assets
1,715 — 1,715
Financial and Derivative Assets not subject to a netting agreement
— — —
Total Financial and Derivative Assets subject to a netting agreement
$ 1,715 $ — $ 1,715
Financial Assets, Derivative Assets, and Collateral Held by Counterparty
Gross Amounts Not Offset
in the Statement of Assets
and Liabilities
Counterparty
Net Amounts
of Assets
Presented in
the Statement
of Assets and
Liabilities
Financial
and
Derivative
Instruments
Collateral
Received^ Net Amount
Bank of America
$ 55 $ 27 $ — $ 28
Barclays
1,487 — 1,487 —
Fidelity
52 — 52 —
HSBC
36 36 — —
JPMorgan Chase
36 36 — —
Royal Bank of Canada
49 49 — —
Total
$ 1,715 $ 148 $ 1,539 $ 28

Russell Investment Company
Multifactor International Equity Fund
Balance Sheet Offsetting of Financial and Derivative Instruments, continued
— October 31, 2022
See accompanying notes which are an integral part of the financial statements.
Multifactor International Equity Fund 895
Amounts in thousands
Offsetting of Financial Liabilities and Derivative Liabilities
Description Location: Statement of Assets and Liabilities - Liabilities
Gross
Amounts of
Recognized
Liabilities
Gross
Amounts
Offset in the
Statement
of Assets
and
Liabilities
Net Amounts
of Liabilities
Presented in
the Statement
of Assets and
Liabilities
Foreign Currency Exchange Contracts Unrealized depreciation on foreign currency exchange contracts $ 372 $ — $ 372
Total Financial and Derivative Liabilities
372 — 372
Financial and Derivative Liabilities not subject to a netting agreement
— — —
Total Financial and Derivative Liabilities subject to a netting agreement
$ 372 $ — $ 372
Financial Liabilities, Derivative Liabilities, and Collateral Pledged by Counterparty
Gross Amounts Not Offset
in the Statement of Assets
and Liabilities
Counterparty
Net Amounts
of Liabilities
Presented in
the Statement
of Assets and
Liabilities
Financial
and
Derivative
Instruments
Collateral
Pledged^ Net Amount
Bank of America $ 27 $ 27 $ — $ —
HSBC 70 36 — 34
JPMorgan Chase 73 36 — 37
Royal Bank of Canada 202 49 — 153
Total
$ 372 $ 148 $ — $ 224
*       Fair value of securities on loan as reported in the footnotes to the Statement of Assets and Liabilities.
^      Collateral received or pledged amounts may not reconcile to those disclosed in the Statement of Assets and Liabilities due to the inclusion of off-Balance
Sheet collateral and adjustments made to exclude overcollateralization.
For further disclosure on derivatives and counterparty risk see note 2 in the Notes to Financial Statements.

Russell Investment Company
Multifactor International Equity Fund
See accompanying notes which are an integral part of the financial statements.
896 Multifactor International Equity Fund
Statement of Assets and Liabilities — October 31, 2022
Amounts in thousands
Assets
Investments, at identified cost ......................................................................................................................................................
$ 231,548
Investments, at fair value(*)(>) ....................................................................................................................................................
239,406
Foreign currency holdings(^) ....................................................................................................................................................... 389
Unrealized appreciation on foreign currency exchange contracts ............................................................................................... 176
Receivables:
Dividends and interest ...................................................................................................................................................... 779
Dividends from affiliated funds ....................................................................................................................................... 23
Fund shares sold ............................................................................................................................................................... 258
Foreign capital gains taxes recoverable ........................................................................................................................... 1,764
From broker(a) ................................................................................................................................................................. 1,190
Variation margin on futures contracts .............................................................................................................................. 81
Total assets ...............................................................................................................................................................
244,066
Liabilities
Payables:
Fund shares redeemed ...................................................................................................................................................... 770
Accrued fees to affiliates .................................................................................................................................................. 90
Other accrued expenses .................................................................................................................................................... 125
Unrealized depreciation on foreign currency exchange contracts ............................................................................................... 372
Payable upon return of securities loaned ..................................................................................................................................... 1,632
Total liabilities ...........................................................................................................................................................
2,989
Net Assets ...............................................................................................................................................................
$ 241,077

Russell Investment Company
Multifactor International Equity Fund
See accompanying notes which are an integral part of the financial statements.
Multifactor International Equity Fund 897
Statement of Assets and Liabilities, continued — October 31, 2022
Amounts in thousands
Net Assets Consist of:
Total distributable earnings (losses) .............................................................................................................................................
$ (55,386)
Shares of beneficial interest .........................................................................................................................................................
293
Additional paid-in capital ............................................................................................................................................................
296,170
Net Assets ...............................................................................................................................................................
$ 241,077
Net Asset Value
,
offering and redemption price per share:
Net asset value per share: Class M(#) .......................................................................................................................................... $ 8.23
Class M
—
Net assets .......................................................................................................................................................... $ 12,296,935
Class M
—
Shares outstanding ($.01 par value) .................................................................................................................. 1,493,794
Net asset value per share: Class R6(#) ......................................................................................................................................... $ 8.36
Class R6
—
Net assets ......................................................................................................................................................... $ 46,064
Class R6
—
Shares outstanding ($.01 par value) ................................................................................................................ 5,507
Net asset value per share: Class S(#) ........................................................................................................................................... $ 8.22
Class S
—
Net assets ............................................................................................................................................................ $ 65,106,506
Class S
—
Shares outstanding ($.01 par value) ................................................................................................................... 7,924,110
Net asset value per share: Class Y(#) ........................................................................................................................................... $ 8.23
Class Y
—
Net assets ........................................................................................................................................................... $ 163,627,327
Class Y
—
Shares outstanding ($.01 par value) .................................................................................................................. 19,887,093
Amounts in thousands
(^)     Foreign currency holdings - cost $ 430
(*)     Securities on loan included in investments $ 1,539
(>)     Investments in affiliates, U.S. Cash Management Fund and U.S. Cash Collateral Fund $ 14,270
(a)     Receivable from Broker for Futures $ 1,190
(#) Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

Russell Investment Company
Multifactor International Equity Fund
See accompanying notes which are an integral part of the financial statements.
898 Multifactor International Equity Fund
Statement of Operations — For the Period Ended October 31, 2022
Amounts in thousands
Investment Income
Dividends ......................................................................................................................................................................... $ 11,440
Dividends from affiliated funds ....................................................................................................................................... 93
Securities lending income (net) ....................................................................................................................................... 41
Less foreign taxes withheld ............................................................................................................................................. (1,102)
Total investment income ..............................................................................................................................................................
10,472
Expenses
Advisory fees ................................................................................................................................................................... 1,385
Administrative fees .......................................................................................................................................................... 148
Custodian fees .................................................................................................................................................................. 162
Transfer agent fees - Class M .......................................................................................................................................... 42
Transfer agent fees - Class R6 ......................................................................................................................................... —
*
Transfer agent fees - Class S ............................................................................................................................................ 181
Transfer agent fees - Class Y ........................................................................................................................................... 9
Professional fees .............................................................................................................................................................. 103
Registration fees ............................................................................................................................................................... 72
Trustees’ fees .................................................................................................................................................................... 17
Printing fees ..................................................................................................................................................................... 22
Miscellaneous .................................................................................................................................................................. 23
Expenses before reductions .............................................................................................................................................. 2,164
Expense reductions .......................................................................................................................................................... (609)
Net expenses ................................................................................................................................................................................
1,555
Net investment income (loss) .......................................................................................................................................................
8,917
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments ...................................................................................................................................................................... 2,804
Investments in affiliated funds ......................................................................................................................................... (2)
Futures contracts .............................................................................................................................................................. (2,417)
Foreign currency exchange contracts ............................................................................................................................... (1,214)
Foreign currency-related transactions .............................................................................................................................. (496)
Net realized gain (loss) ................................................................................................................................................................
(1,325)
Net change in unrealized appreciation (depreciation) on:
Investments ...................................................................................................................................................................... (78,340)
Futures contracts .............................................................................................................................................................. 149
Foreign currency exchange contracts ............................................................................................................................... (341)
Foreign currency-related transactions .............................................................................................................................. (286)
Net change in unrealized appreciation (depreciation) ................................................................................................................. (78,818)
Net realized and unrealized gain (loss) ........................................................................................................................................ (80,143)
Net Increase (Decrease) in Net Assets from Operations ....................................................................................
$ (71,226)
*       Less than $500.

Russell Investment Company
Multifactor International Equity Fund
See accompanying notes which are an integral part of the financial statements.
Multifactor International Equity Fund 899
Statements of Changes in Net Assets
Amounts in thousands
For the Periods Ended October 31,
2022 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss) .............................................................................................................. $ 8,917 $ 11,08 9
Net realized gain (loss) ....................................................................................................................... (1,325) 59,158
Net change in unrealized appreciation (depreciation) ........................................................................ (78,818) 82,392
Net increase (decrease) in net assets from operations .............................................................................. (71,226) 152,639
Distributions
To shareholders
Class M ......................................................................................................................................... (1,302) (349)
Class R6 ........................................................................................................................................ (3) (1)
Class S .......................................................................................................................................... (5,853) (1,597)
Class Y .......................................................................................................................................... (13,857) (8,434)
Net decrease in net assets from distributions ............................................................................................ (21,015) (10,381)
Share Transactions*
Net increase (decrease) in net assets from share transactions ................................................................... (18,438) (234,449)
Total Net Increase (Decrease) in Net Assets ........................................................................
(110,679) (92,191)
Net Assets
Beginning of period .................................................................................................................................. 351,75 6 443,947
End of period .............................................................................................................................................
$ 241,077 $ 351,756

Russell Investment Company
Multifactor International Equity Fund
See accompanying notes which are an integral part of the financial statements.
900 Multifactor International Equity Fund
**     Less than 500 shares.
Statements of Changes in Net Assets, continued
* Share transaction amounts (in thousands) for the periods ended October 31, 2022 and October 31, 2021 were as follows:
2022 2021
Shares Dollars Shares Dollars
Class M
Proceeds from shares sold 878 $ 8,411 1,330 $ 13,207
Proceeds from reinvestment of distributions 129 1,302 36 349
Payments for shares redeemed (1,415) (12,159) (420) (4,333)
Net increase (decrease)
(408) (2,446) 946 9,223
Class R6
Proceeds from shares sold 1 4 1 11
Proceeds from reinvestment of distributions —** 3 —** 1
Payments for shares redeemed (—)** (—)*** (—)** (5)
Net increase (decrease)
1 7 1 7
Class S
Proceeds from shares sold 2,117 20,437 2,698 28,696
Proceeds from reinvestment of distributions 578 5,853 164 1,597
Payments for shares redeemed (3,861) (34,995) (3,422) (35,155)
Net increase (decrease)
(1,166) (8,705) (560) (4,862)
Class Y
Proceeds from shares sold 2,889 26,627 3,533 37,263
Proceeds from reinvestment of distributions 1,371 13,857 868 8,434
Payments for shares redeemed (5,078) (47,778) (26,786) (284,514)
Net increase (decrease)
(818) (7,294) (22,385) (238,817)
Total increase (decrease)
(2,391) $ (18,438) (21,998) $ (234,449)
***   Less than $500.

Russell Investment Company
Multifactor International Equity Fund
Financial Highlights — For the Periods Ended
See accompanying notes which are an integral part of the financial statements.
902 Multifactor International Equity Fund
For a Share Outstanding Throughout Each Period.
$
Net Asset Value,
Beginning of
Period
$
Net Investment
Income (Loss)
(a)(d)
$
Net Realized
and Unrealized
Gain (Loss)
$
Total from
Investment
Operations
$
Distributions
from Net
Investment Income
$
Total
Distributions
Class M
October 31, 2022 11.11 .28 (2.50) (2.22) (.66) (.66)
October 31, 2021 8.27 .29 2.75 3.04 (.20) (.20)
October 31, 2020 9.73 .21 (1.26) (1.05) (.41) (.41)
October 31, 2019 9.33 .31 .38 .69 (.29) (.29)
October 31, 2018 10.40 .27 (1.07) (.80) (.27) (.27)
Class R6
October 31, 2022 11.27 .29 (2.54) (2.25) (.66) (.66)
October 31, 2021 8.40 .30 2.77 3.07 (.20) (.20)
October 31, 2020 9.72 .22 (1.27) (1.05) (.27) (.27)
October 31, 2019 9.33 .32 .37 .69 (.30) (.30)
October 31, 2018 10.40 .26 (1.06) (.80) (.27) (.27)
Class S
October 31, 2022 11.08 .26 (2.47) (2.21) (.65) (.65)
October 31, 2021 8.26 .27 2.73 3.00 (.18) (.18)
October 31, 2020 9.71 .19 (1.24) (1.05) (.40) (.40)
October 31, 2019 9.31 .29 .39 .68 (.28) (.28)
October 31, 2018 10.38 .25 (1.06) (.81) (.26) (.26)
Class Y
October 31, 2022 11.10 .28 (2.48) (2.20) (.67) (.67)
October 31, 2021 8.27 .27 2.77 3.04 (.21) (.21)
October 31, 2020 9.72 .20 (1.23) (1.03) (.42) (.42)
October 31, 2019 9.33 .30 .39 .69 (.30) (.30)
October 31, 2018 10.39 .26 (1.05) (.79) (.27) (.27)

See accompanying notes which are an integral part of the financial statements.
Multifactor International Equity Fund 903
$
Net Asset Value,
End of
Period
%
Total
Return
$
Net Assets,
End of Period
(000)
%
Ratio of Expenses
to Average
Net Assets,
Gross
%
Ratio of Expenses
to Average
Net Assets,
Net
(d)
%
Ratio of Net
Investment Income
to Average
Net Assets
(d)
%
Portfolio
Turnover Rate
8.23 (21.07) 12,297 .83 .49 2.96 36
11.11 37.15 21,121 .79 .50 2.72 40
8.27 (11.37) 7,910 .81 .49 2.38 34
9.73 7.88 13,539 .78 .51 3.33 35
9.33 (7.91) 11,064 .77 .54 2.66 53
8.36 (21.02) 46 .68 .47 2.97 36
11.27 36.94 54 .64 .48 2.78 40
8.40 (11.23) 35 .67 .47 2.49 34
9.72 7.78 33 .63 .49 3.45 35
9.33 (7.90) 2,803 .62 .52 2.56 53
8.22 (21.07) 65,107 .83 .64 2.78 36
11.08 36.67 100,757 .79 .65 2.53 40
8.26 (11.41) 79,658 .81 .64 2.14 34
9.71 7.73 147,694 .77 .65 3.12 35
9.31 (8.03) 128,212 .77 .69 2.44 53
8.23 (20.96) 163,627 .63 .44 2.95 36
11.10 37.07 229,824 .60 .45 2.62 40
8.27 (11.24) 356,344 .61 .45 2.34 34
9.72 7.81 577,784 .58 .46 3.28 35
9.33 (7.80) 637,234 .57 .49 2.53 53

Russell Investment Company
Multifactor International Equity Fund
See accompanying notes which are an integral part of the financial statements.
904 Multifactor International Equity Fund
Related Party Transactions, Fees and Expenses
Accrued fees payable to affiliates for the period ended October 31, 2022 were as follows:
Transactions (amounts in thousands) during the period ended October 31, 2022 with Underlying Funds which are, or were, an affiliated company are as follows:
Federal Income Taxes
At October 31, 2022, the cost of investments, net unrealized appreciation (depreciation), and components of distributable earnings for income tax purposes were as follows:
For the fiscal years ended October 31, 2022 and October 31, 2021, respectively, the Fund made the following tax basis distributions:
Net investment income and net realized gains (losses) in the financial statements may differ from taxable net investment income and net realized gains (losses). Capital accounts within the financial statements are adjusted for permanent differences between book and tax accounting.  These differences may be due to foreign currency gains or losses, reclassifications of dividends and /or differences in treatment of income from swaps.  These adjustments have no impact on the net assets.
At October 31, 2022, there were no adjustments to the Statement of Assets and Liabilities.
Advisory fees $ 64,398
Administration fees 10,408
Transfer agent fees 13,861
Trustee fees 1,620
$ 90,287
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Income
Distributions
Capital Gains
Distributions
U.S. Cash Collateral Fund $ 2,740 $ 38,237 $ 39,345 $ — $ — $ 1,632 $ 13 $ —
U.S. Cash Management Fund 19,733 92,350 99,443 (2) — 12,638 93 —
$ 22,473 $ 130,587 $ 138,788 $ (2) $ — $ 14,270 $ 106 $ —
Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
Undistributed
Ordinary Income
Undistributed
Long-Term
Capital Gains
(Capital Loss
Carryforward)
$ 239,090,136 $ 2,475,812 $ (1,868,638) $ 607,174 $ 4,234,143 $ (59,789,486)
October 31, 2022 October 31, 2021
Ordinary Income
Distributions
Long-Term
Capital Gain
Distributions
Return of
Capital
Ordinary Income
Distributions
Long-Term
Capital Gain
Distributions
Return of
Capital
$ 21,015,409 $ — $ — $ 10,381,578 $ — $ —
Total distributable earnings (losses)
$ —
Additional paid-in capital
—

Russell Investment Company
Multifactor Bond Fund
Portfolio Management Discussion and Analysis — October 31, 2022
(Unaudited)
906 Multifactor Bond Fund
Multifactor Bond Fund - Class Y
Total
Return
1 Year (13 .88)%
Inception* (3 .04)%§
Bloomberg Global Aggregate Bond Index (USD
Hedged)
**
Total
Return
1 Year (12.12)%
Inception* (2.94)%§

Russell Investment Company
Multifactor Bond Fund
Portfolio Management Discussion and Analysis, continued — October 31,
2022 (Unaudited)
Multifactor Bond Fund 907
Russell Investment Management, LLC (“RIM”) provides all
investment advisory and portfolio management services for
the Multifactor Bond Fund (the “Fund”), including developing the investment program for the Fund and managing the Fund’s
overall exposures.
What is the Fund’s investment objective?
The Fund seeks to provide total return.
How did the Fund perform relative to its benchmark
for the fiscal year ended October 31, 2022?
For the fiscal year ended October 31, 2022 (the “fiscal year”), the Fund’s Class Y Shares lost 13.88%. This is compared to
the Fund’s benchmark, the Bloomberg Global Aggregate Bond
Index (USD Hedged), which lost 12.12% during the fiscal year.
The Fund’s performance includes operating expenses, whereas
index returns are unmanaged and do not include expenses of
any kind.
For the fiscal year, the Morningstar
®
Global Bond Category,
a group of funds that Morningstar, Inc. considers to have
investment strategies similar to those of the Fund, lost 18.52%.
This result serves as a peer comparison and is expressed net of operating expenses.
How did market conditions affect the Fund’s
performance?
During the fiscal year, supply chain constraints, the Russia-
Ukraine war, and a stimulus overhang from relaxed fiscal and monetary policy drove elevated inflation, which impacted
markets negatively. To control inflation, central banks dropped easy money policies and increased interest rates at a historic pace. Equity and fixed income markets experienced substantial drawdowns on the back of tighter monetary policies.
Credit markets were challenged over the fiscal year. U.S.
investment grade corporate credit and U.S. high yield corporate spreads both widened. The U.S. Urban Consumer Price Index
reached a 9% year-over-year increase in mid-2022 and ended
the year at 7.7% – significantly higher than the Federal Reserve
Bank’s 2% inflation target – as the economy faced cash strapped consumers, labor shortages, and supply constraints.
The Fund’s exposure to spread sectors was a detractor as credit spreads widened. The Bloomberg U.S. Corporate Bond Index
posted a total return of -19.57% for the fiscal year, while the
Bloomberg U.S. Corporate High Yield Index had a -11.76%
total return. U.S. Treasuries also performed poorly over the fiscal year as yields rose; the 10-Year Treasury yield increased from 1.55% to 4.05%.
How did the investment strategies and techniques
employed by the Fund affect its benchmark relative
performance?
Over the fiscal year, the Fund’s general overweight to credit exposure detracted from benchmark relative performance as
credit spreads widened over the fiscal year. RIM increased the
Fund’s exposure to investment-grade corporate over the fiscal year as spreads widened and yields became more attractive,
which contributed positively. The Fund’s long-duration position was a detractor as rates increased across the curve over the fiscal year.
During the fiscal year, RIM managed multiple positioning
strategies to seek to achieve the desired risk/return profile for the Fund.
RIM’s Global Investment Grade Intelligent Credit positioning strategy, which screens securities based on the value within the
Bloomberg Global Corporate Bond Index and purchases physical bonds that RIM believes to be undervalued, underperformed the
Fund’s benchmark. The strategy was disadvantaged by its lower quality bias as higher quality cohorts (AAA, AA, and A-rated bonds) outperformed BBB-rated bonds.
RIM managed a Global Government positioning strategy, which
seeks to provide exposure to the non-corporate portion of the
Fund’s benchmark through the purchase of physical bonds and
use of derivatives such as bond futures and currency forwards, while also hedging the unintended risks (such as key rate and country-level duration exposures) created by the differential between the Fund’s allocation to corporate bonds versus non-
corporate bonds and the exposures of the Fund’s benchmark.
The strategy provided the desired exposure for the fiscal year.
RIM also managed a currency factor strategy, which seeks to
generate active returns through currency positioning to reduce the Fund’s reliance on traditional fixed income market risks. This strategy utilizes long and short positions in currency forward contracts to seek to achieve its objectives. The Fund’s currency factor strategy was beneficial to the Fund’s performance.
During the fiscal year, RIM also implemented certain tactical positioning strategies through the use of derivatives. These strategies detracted from Fund performance. RIM also utilized interest rate derivatives to extend duration throughout the fiscal year, which detracted from performance. RIM also utilized
credit default swaps to tactically decrease credit risk as credit markets saw significant spread widening, which performed as
intended.
Describe any changes to the Fund’s structure.
There were no changes to the Fund’s structure during the fiscal year.

Russell Investment Company
Multifactor Bond Fund
Portfolio Management Discussion and Analysis, continued — October 31,
2022 (Unaudited)
908 Multifactor Bond Fund
The views expressed in this report reflect those of
the portfolio managers only through the end of the
fiscal year covered by the report. These views do not
necessarily represent the views of RIM, or any other
person in RIM or any other affiliated organization.
These views are subject to change at any time based
upon market conditions or other events, and RIM
disclaims any responsibility to update the views
contained herein. These views should not be relied
on as investment advice and, because investment
decisions for a Russell Investment Company (“RIC”)
Fund are based on numerous factors, should not be
relied on as an indication of investment decisions of
any RIC Fund.
* Assumes initial investment on November 13, 2019.
** Bloomberg Global Aggregate Bond Index (USD Hedged) represents a close estimation of the performance that can be achieved by hedging the currency exposure of its parent index, the Bloomberg Global Aggregate Bond Index, to USD. The index is 100% hedged to the USD by selling the forwards of all the currencies in the parent index at the one-month Forward rate. The parent index, the Bloomberg Global Aggregate Bond Index, measures the performance of the global investment grade, fixed-rate bond markets and includes government, government-related and corporate bonds, as well as asset-backed, mortgage-
backed and commercial mortgage-backed securities from both developed and emerging markets issuers.
Performance is historical and assumes reinvestment of all dividends and capital gains.  Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than when purchased.  Past performance is not indicative of future results.  The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Additionally, the returns presented herein may differ from the performance reported in the Financial Highlights as the returns herein are calculated in a manner consistent with standardized performance in accordance with
Securities and Exchange Commission rules, while the performance in the Financial Highlights has been calculated in accordance with U.S. Generally Accepted
Accounting Pr inciple s (“U.S. GAAP”).

Russell Investment Company
Multifactor Bond Fund
Shareholder Expense Example — October 31, 2022 (Unaudited)
Multifactor Bond Fund 909
Fund Expenses
The following disclosure provides important information
regarding the Fund’s Shareholder Expense Example
(“Example”).
Example
As a shareholder of the Fund, you incur two types of costs: (1)
transaction costs, and (2) ongoing costs, including advisory and administrative fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars)
of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from May 1, 2022 to October 31, 2022.
Actual Expenses
The information in the table under the heading “Actual
Performance” provides information about actual account
values and actual expenses. You may use the information in
this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During
Period” to estimate the expenses you paid on your account
during this period.
Hypothetical Example for Comparison Purposes
The information in the table under the heading “Hypothetical
Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses
based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the
Fund’s actual return. The hypothetical account values and
expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the
Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant
to highlight your ongoing costs only and do not reflect any
transactional costs. Therefore, the information under the heading
“Hypothetical Performance (5% return before expenses)” is
useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
Class Y
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2022 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2022 $ 935.70 $ 1,023.89
Expenses Paid During Period* $ 1.27 $ 1.33
* Expenses are equal to the Fund's annualized expense ratio of 0.26%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-
half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

Russell Investment Company
Multifactor Bond Fund
Schedule of Investments — October 31, 2022
See accompanying notes which are an integral part of the financial statements.
910 Multifactor Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Long-Term Investments - 94.8%
Corporate Bonds and Notes - 20.9%
American Tower Corp.
5.000% due 02/15/24 130 129
AT&T, Inc.
1.700% due 03/25/26 138 122
Aviation Capital Group LLC
4.375% due 01/30/24 (Þ) 171 165
Berkshire Hathaway Energy Co.
5.150% due 11/15/43 147 130
Boardwalk Pipelines, LP
3.400% due 02/15/31 137 110
Capital One Financial Corp.
3.650% due 05/11/27 136 123
Celanese US Holdings LLC
1.400% due 08/05/26 198 160
CH Robinson Worldwide, Inc.
4.200% due 04/15/28 145 133
Charter Communications Operating
LLC / Charter Communications
Operating Capital
Series WI
6.834% due 10/23/55 99 89
Cheniere Corpus Christi Holdings LLC
Series WI
5.875% due 03/31/25 130 130
Chevron Corp.
1.554% due 05/11/25 140 129
Citigroup, Inc.
6.625% due 06/15/32 109 110
Coca-Cola Co. (The)
1.125% due 03/09/27 119 108
CubeSmart, LP
4.000% due 11/15/25 148 140
DH Europe Finance II SARL
0.450% due 03/18/28 111 93
Edison International
5.750% due 06/15/27 167 163
Enbridge Energy Partners, LP
5.875% due 10/15/25 87 88
Enterprise Products Operating LLC
3.700% due 02/15/26 179 170
GLP Capital, LP / GLP Financing II,
Inc.
5.300% due 01/15/29 149 134
Huntington Bancshares, Inc.
2.625% due 08/06/24 137 130
International Business Machines Corp.
3.625% due 02/12/24 132 130
Kellogg Co.
3.250% due 04/01/26 43 40
McDonald's Corp.
4.700% due 12/09/35 156 142
Nestle Holdings, Inc.
0.606% due 09/14/24 (Þ) 144 133
NGPL PipeCo LLC
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
4.875% due 08/15/27 (Þ) 91 85
Office Properties Income Trust
2.650% due 06/15/26 195 142
Oracle Corp.
3.950% due 03/25/51 136 89
Otis Worldwide Corp.
Series WI
2.056% due 04/05/25 140 130
PepsiCo, Inc.
3.500% due 07/17/25 148 143
Prospect Capital Corp.
3.437% due 10/15/28 222 162
Prudential Financial, Inc.
3.700% due 10/01/50 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.035%)(Ê) 202 157
Republic Services, Inc.
2.500% due 08/15/24 136 129
Santander Holdings USA, Inc.
Series FXD
3.500% due 06/07/24 158 151
Sempra Energy
4.125% due 04/01/52 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.868%)(Ê) 201 151
Sherwin-Williams Co. (The)
3.125% due 06/01/24 135 131
Sixth Street Specialty Lending, Inc.
3.875% due 11/01/24 151 144
Synchrony Financial
3.700% due 08/04/26 157 141
Tennessee Gas Pipeline Co. LLC
7.000% due 10/15/28 127 132
Thermo Fisher Scientific, Inc.
0.750% due 09/12/24 126 119
Time Warner Cable LLC
7.300% due 07/01/38 117 109
T-Mobile USA, Inc.
Series WI
3.500% due 04/15/25 139 133
United Parcel Service, Inc.
3.900% due 04/01/25 176 172
Walt Disney Co. (The)
1.750% due 08/30/24 139 131
5,552
International Debt - 24.8%
ABN AMRO Bank NV
3.324% due 03/13/37 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 1.900%)(Ê)(Þ) 200 137
AerCap Ireland Capital DAC / AerCap
Global Aviation Trust
3.150% due 02/15/24 174 167
AIB Group PLC
4.263% due 04/10/25 (USD 3 Month
LIBOR + 1.874%)(Ê)(Þ) 170 162

Russell Investment Company
Multifactor Bond Fund
Schedule of Investments, continued — October 31, 2022
See accompanying notes which are an integral part of the financial statements.
Multifactor Bond Fund 911
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Altria Group, Inc.
3.125% due 06/15/31 EUR 88 71
AP Moller - Maersk A/S
3.875% due 09/28/25 (Þ) 137 131
Bancolombia SA
3.000% due 01/29/25 178 160
Bank of Nova Scotia (The)
1.300% due 06/11/25 143 128
Barclays PLC
1.007% due 12/10/24 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 0.800%)(Ê) 178 167
5.250% due 08/17/45 106 84
BAT Capital Corp.
Series WI
3.557% due 08/15/27 181 158
Bayer US Finance LLC
3.375% due 10/08/24 (Þ) 139 134
Becton Dickinson and Co.
1.208% due 06/04/26 EUR 124 112
Bell Canada
Series US-3
0.750% due 03/17/24 144 135
BNP Paribas SA
4.375% due 03/01/33 (USD Swap
Semiannual 30/360 [versus 3 Month
LIBOR] 5 Year Rate + 1.483%)(Ê)
(Þ) 181 153
Bocom Leasing Management Hong
Kong Co., Ltd.
4.375% due 01/22/24 200 197
Brookfield Finance, Inc.
4.350% due 04/15/30 174 153
Canadian Imperial Bank of Commerce
3.100% due 04/02/24 142 138
Canadian National Railway Co.
2.750% due 03/01/26 141 131
Comcast Corp.
0.250% due 05/20/27 EUR 103 88
Danaher Corp.
2.500% due 03/30/30 EUR 164 151
Danske Bank A/S
1.226% due 06/22/24 (Þ) 147 135
Deutsche Bank AG
2.129% due 11/24/26 (SOFR +
1.870%)(Ê) 190 160
Digital Euro Finco LLC
2.625% due 04/15/24 EUR 116 110
Glencore Funding LLC
4.125% due 03/12/24 (Þ) 167 164
Honeywell International, Inc.
2.250% due 02/22/28 EUR 100 91
HSBC Holdings PLC
1.162% due 11/22/24 (SOFR +
0.580%)(Ê) 176 165
ING Groep NV
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
4.017% due 03/28/28 (SOFR +
1.830%)(Ê) 174 156
International Bank for Reconstruction
& Development
3.000% due 10/19/26 AUD 50 30
Marubeni Corp.
1.319% due 09/18/25 206 181
Meituan
2.125% due 10/28/25 (Þ) 189 157
NXP BV
Series WI
4.875% due 03/01/24 165 163
Panasonic Corp.
2.679% due 07/19/24 (Þ) 153 146
Philip Morris International, Inc.
2.750% due 03/19/25 EUR 111 107
Prosus NV
4.987% due 01/19/52 (Þ) 224 139
Santander UK Group Holdings PLC
2.896% due 03/15/32 (SOFR +
1.475%)(Ê) 200 145
Standard Chartered PLC
4.300% due 02/19/27 (Þ) 131 117
Suncor Energy, Inc.
7.150% due 02/01/32 149 155
SURA Asset Management SA
4.375% due 04/11/27 (Þ) 180 158
Sysco Canada, Inc.
3.650% due 04/25/25 CAD 239 169
Triton International, Ltd.
3.250% due 03/15/32 203 146
TSMC Arizona Corp.
1.750% due 10/25/26 200 173
TSMC Global, Ltd.
1.000% due 09/28/27 (Þ) 198 159
UBS Group AG
3.126% due 08/13/30 (USD 3 Month
LIBOR + 1.468%)(Ê)(Þ) 190 152
Verizon Communications, Inc.
4.500% due 08/17/27 AUD 200 123
Walmart, Inc.
4.875% due 09/21/29 EUR 73 78
Wells Fargo & Co.
2.125% due 12/20/23 GBP 91 101
Woori Bank
4.750% due 04/30/24 (Þ) 90 88
Zurich Finance (Ireland) Designated
Activity Co.
3.000% due 04/19/51 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.777%)(Ê) 209 148
6,573
Non-US Bonds - 38.9%
Alimentation Couche-Tard, Inc.
Series 5
3.600% due 06/02/25 CAD 244 172

Russell Investment Company
Multifactor Bond Fund
Schedule of Investments, continued — October 31, 2022
See accompanying notes which are an integral part of the financial statements.
912 Multifactor Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Assicurazioni Generali SpA
5.500% due 10/27/47 (3 Month
EURIBOR + 5.350%)(Ê) EUR 91 88
Australia Government International
Bond
Series 142
4.250% due 04/21/26 AUD 120 79
Series 159
0.250% due 11/21/24 AUD 230 138
Series 162
1.750% due 06/21/51 AUD 40 16
Bank of Montreal
2.370% due 02/03/25 CAD 179 124
Brookfield Asset Management, Inc.
5.040% due 03/08/24 CAD 228 167
Bundesrepublik Deutschland
1.309% due 08/15/31 EUR 40 33
1.700% due 08/15/32 EUR 150 142
1.000% due 05/15/38 EUR 44 36
2.165% due 08/15/50 EUR 67 36
Buoni del Tesoro Poliennali Bonds
1.500% due 04/30/45 (Þ) EUR 399 235
Canadian Government International
Bond
2.000% due 06/01/32 CAD 500 329
4.000% due 06/01/41 CAD 100 79
Commerzbank AG
0.625% due 08/28/24 EUR 123 115
Credit Agricole SA
1.000% due 04/22/26 (3 Month
EURIBOR + 1.250%)(Ê) EUR 100 92
2.000% due 07/17/30 EUR 100 76
Czech Republic Government
International Bond
Series 100
0.250% due 02/10/27 CZK 2,900 92
Denmark Government International
Bond
Series 10Y
1.477% due 11/15/31 DKK 350 37
Deutsche Bank AG
2.625% due 02/12/26 EUR 100 91
Deutsche Telekom International Finance
BV
0.625% due 12/13/24 EUR 123 116
Enbridge, Inc.
5.570% due 11/14/35 CAD 207 144
Enel Finance International NV
1.000% due 09/16/24 EUR 123 116
European Union
Series NGEU
2.623% due 07/06/26 EUR 150 135
Fairfax Financial Holdings, Ltd.
4.700% due 12/16/26 CAD 230 161
Fastighets AB Balder
1.000% due 01/18/27 EUR 207 142
France Government International Bond
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
0.500% due 05/25/25 EUR 20 19
1.750% due 06/25/39 (Þ) EUR 228 191
0.500% due 06/25/44 (Þ) EUR 250 150
Fresenius Finance Ireland PLC
1.500% due 01/30/24 EUR 16 15
Hungary Government International
Bond
Series 24/C
2.500% due 10/24/24 HUF 10,000 20
Innogy Finance BV
3.000% due 01/17/24 EUR 147 145
Intermediate Capital Group PLC
1.625% due 02/17/27 EUR 143 117
Italy Buoni Poliennali Del Tesoro
Series CAC
2.450% due 09/01/50 (Þ) EUR 189 130
Japan 2 Year Government International
Bond
Series 440
0.005% due 09/01/24 JPY 3,800 26
Japan 10 Year Government International
Bond
Series 349
0.100% due 12/20/27 JPY 95,000 639
Japan 20 Year Government International
Bond
Series 165
0.500% due 06/20/38 JPY 76,000 490
Japan 30 Year Government International
Bond
Series 33
2.000% due 09/20/40 JPY 24,000 189
Series 37
1.900% due 09/20/42 JPY 47,000 364
Japan 40 Year Government International
Bond
Series 13
0.500% due 03/20/60 JPY 53,900 263
Series 14
0.700% due 03/20/61 JPY 9,300 48
KfW
0.500% due 09/15/27 EUR 300 268
0.625% due 01/07/28 EUR 195 174
Kingdom of Belgium Government
International Bond
Series 91
0.577% due 10/22/27 (Þ) EUR 170 150
Lloyds Banking Group PLC
1.875% due 01/15/26 (U.K.
Government Bonds 1 Year Note
Generic Bid Yield + 1.300%)(Ê) GBP 109 114
Merck Financial Services GmbH
0.125% due 07/16/25 EUR 100 92
Mexican Bonos
Series M
7.750% due 11/13/42 MXN 2,000 81
MOL Hungarian Oil & Gas PLC
1.500% due 10/08/27 EUR 113 90

Russell Investment Company
Multifactor Bond Fund
Schedule of Investments, continued — October 31, 2022
See accompanying notes which are an integral part of the financial statements.
Multifactor Bond Fund 913
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
National Bank of Canada
2.580% due 02/03/25 CAD 178 123
Natwest Group PLC
1.000% due 05/28/24 EUR 121 114
2.000% due 03/04/25 (3 Month
EURIBOR + 1.737%)(Ê) EUR 158 151
Nederlandse Waterschapsbank NV
0.125% due 05/28/27 EUR 360 315
Nestle Holdings, Inc.
0.257% due 06/14/26 EUR 123 110
Network Rail Infrastructure Finance
PLC
4.750% due 11/29/35 GBP 85 101
New Zealand Government International
Bond
Series 0427
4.500% due 04/15/27 NZD 60 35
Norway Government International
Bond
Series 479
1.750% due 02/17/27 (Þ) NOK 98 9
Republic of Austria Government
International Bond
0.818% due 02/20/30 (Þ) EUR 185 151
Royal Bank of Canada
0.125% due 07/23/24 EUR 124 116
Schneider Electric SE
0.875% due 03/11/25 EUR 100 94
Sky, Ltd.
2.500% due 09/15/26 EUR 112 106
Societe Generale SA
Series emtn
2.125% due 09/27/28 EUR 100 86
Spain Government International Bond
1.250% due 10/31/30 (Þ) EUR 710 617
1.200% due 10/31/40 (Þ) EUR 130 88
Standard Chartered PLC
5.125% due 06/06/34 GBP 65 65
Sweden Government International Bond
Series 1063
0.500% due 11/24/45 SEK 995 64
Tesco Corp. Treasury Services PLC
2.500% due 05/02/25 GBP 91 96
Toronto-Dominion Bank (The)
1.888% due 03/08/28 CAD 194 121
Treasury Corp. of Victoria
1.500% due 09/10/31 AUD 200 100
United Kingdom Gilt
0.125% due 01/30/26 GBP 350 361
1.250% due 10/22/41 GBP 205 153
1.625% due 10/22/54 GBP 244 177
1.750% due 07/22/57 GBP 26 20
Volkswagen Group of America Finance
LLC
2.125% due 06/27/24 GBP 100 108
Wuestenrot & Wuerttembergische AG
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
2.125% due 09/10/41 (3 Month
EURIBOR + 3.250%)(Ê) EUR 100 66
10,313
United States Government Treasuries - 10.2%
United States Treasury Notes
2.000% due 02/15/25 150 142
0.625% due 05/15/30 200 155
0.625% due 08/15/30 520 402
1.125% due 02/15/31 371 297
1.625% due 05/15/31 527 435
1.250% due 08/15/31 772 613
2.250% due 08/15/49 251 171
1.250% due 05/15/50 302 156
2.250% due 02/15/52 501 337
2,708
Total Long-Term Investments
(cost $31,016) 25,146
Short-Term Investments - 3.9%
U.S. Cash Management Fund(@) 1,029,804(∞) 1,029
Total Short-Term Investments
(cost $1,029) 1,029
Total Investments - 98.7%
(identified cost $32,045) 26,175
Other Assets and Liabilities,
Net - 1.3%
343
Net Assets - 100.0%
26,518

Russell Investment Company
Multifactor Bond Fund
Schedule of Investments, continued — October 31, 2022
See accompanying notes which are an integral part of the financial statements.
914 Multifactor Bond Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
16.0%
ABN AMRO Bank NV 07/26/22 200,000 80.12 160
137
AIB Group PLC 07/26/22 170,000 98.38 167
162
AP Moller - Maersk A/S 04/28/22 137,000 100.78 138
131
Aviation Capital Group LLC 06/08/22 171,000 99.47 170
165
Bayer US Finance LLC 11/14/19 139,000 101.11 141
134
BNP Paribas SA 06/22/22 181,000 93.16 169
153
Buoni del Tesoro Poliennali Bonds 08/08/22 EUR 399,000 75.22 300
235
Danske Bank A/S 02/16/21 147,000 100.76 148
135
France Government International Bond 08/08/22 EUR 250,000 76.44 191
150
France Government International Bond 08/09/22 EUR 228,000 101.34 231
191
Glencore Funding LLC 08/22/22 167,000 99.54 166
164
Italy Buoni Poliennali Del Tesoro 02/23/22 EUR 189,000 112.43 212
130
Kingdom of Belgium Government International Bond 03/24/22 EUR 170,000 107.48 183
150
Meituan 07/26/22 189,000 89.12 168
157
Nestle Holdings, Inc. 01/13/22 144,000 98.73 142
133
NGPL PipeCo LLC 03/24/22 91,000 103.85 95
85
Norway Government International Bond 10/29/21 NOK 98,000 11.92 12
9
Panasonic Corp. 03/24/22 153,000 99.46 152
146
Prosus NV 07/26/22 224,000 77.00 172
139
Republic of Austria Government International Bond 03/24/22 EUR 185,000 103.94 192
151
Spain Government International Bond 11/12/20 EUR 710,000 128.72 914
617
Spain Government International Bond 06/01/21 EUR 130,000 95.05 124
88
Standard Chartered PLC 02/16/21 131,000 108.89 143
117
SURA Asset Management SA 07/26/22 180,000 93.88 169
158
TSMC Global, Ltd. 08/22/22 198,000 85.80 170
159
UBS Group AG 09/13/22 190,000 86.38 164
152
Woori Bank 03/24/22 90,000 102.20 92 88
4,236
For a description of restricted securities see note 8 in the Notes to Financial Statements.

Russell Investment Company
Multifactor Bond Fund
Schedule of Investments, continued — October 31, 2022
See accompanying notes which are an integral part of the financial statements.
Multifactor Bond Fund 915
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
Euro-Bund Futures 1 EUR 138 12/22
2
Japanese 10-Year Mini Government Bond Futures 3 JPY 44,589 12/22
1
United States 2 Year Treasury Note Futures 25 USD 5,109 12/22
(70)
United States 5 Year Treasury Note Futures 1 USD 107 12/22
—
United States 10 Year Treasury Note Futures 1 USD 111 12/22
—
United States 10 Year Ultra Treasury Note Futures 6 USD 696 12/22
(31)
United States Treasury Long Bond Futures 1 USD 120 12/22
—
United States Treasury Ultra Bond Futures 1 USD 128 12/22 (16)
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å) (114)
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Bank of America CZK 2,013 USD 81 12/21/22 —
Citigroup USD 11 CHF 11 11/09/22 —
Citigroup USD 191 GBP 165 11/09/22 (2)
Citigroup CHF 340 USD 348 11/09/22 8
Citigroup GBP 213 USD 243 11/09/22 (1)
HSBC USD 22 CAD 30 12/21/22 —
HSBC USD 45 EUR 45 12/21/22 —
HSBC USD 65 EUR 65 12/21/22 (1)
HSBC USD 69 EUR 70 12/21/22 1
HSBC USD 40 JPY 5,700 12/21/22 (1)
HSBC AUD 259 USD 174 12/21/22 9
HSBC CAD 738 USD 560 12/21/22 18
HSBC DKK 108 USD 15 12/21/22 —
HSBC EUR 2,169 USD 2,182 12/21/22 30
HSBC GBP 395 USD 458 12/21/22 4
HSBC HUF 2,933 USD 7 12/21/22 —
HSBC JPY 101,466 USD 718 12/21/22 31
HSBC MXN 602 USD 30 12/21/22 (1)
HSBC NOK 36 USD 4 12/21/22 —
HSBC NZD 22 USD 13 12/21/22 —
HSBC SEK 248 USD 23 12/21/22 1
JPMorgan Chase AUD 259 USD 175 12/21/22 9
JPMorgan Chase CAD 738 USD 561 12/21/22 19
JPMorgan Chase DKK 108 USD 15 12/21/22 —
JPMorgan Chase EUR 2,169 USD 2,182 12/21/22 31
JPMorgan Chase GBP 395 USD 458 12/21/22 4
JPMorgan Chase HUF 2,933 USD 7 12/21/22 —
JPMorgan Chase JPY 101,466 USD 718 12/21/22 33
JPMorgan Chase MXN 602 USD 30 12/21/22 (1)
JPMorgan Chase NOK 36 USD 4 12/21/22 —
JPMorgan Chase NZD 22 USD 13 12/21/22 —
JPMorgan Chase SEK 248 USD 23 12/21/22 1
Royal Bank of Canada AUD 259 USD 174 12/21/22 9
Royal Bank of Canada CAD 738 USD 560 12/21/22 18

Russell Investment Company
Multifactor Bond Fund
Schedule of Investments, continued — October 31, 2022
See accompanying notes which are an integral part of the financial statements.
916 Multifactor Bond Fund
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Royal Bank of Canada DKK 108 USD 15 12/21/22 —
Royal Bank of Canada EUR 2,169 USD 2,183 12/21/22 31
Royal Bank of Canada GBP 395 USD 458 12/21/22 4
Royal Bank of Canada HUF 2,933 USD 7 12/21/22 —
Royal Bank of Canada JPY 101,466 USD 718 12/21/22 33
Royal Bank of Canada MXN 602 USD 30 12/21/22 (1)
Royal Bank of Canada NOK 36 USD 4 12/21/22 —
Royal Bank of Canada NZD 22 USD 13 12/21/22 —
Royal Bank of Canada SEK 248 USD 23 12/21/22 1
State Street USD 5 CAD 7 11/09/22 —
State Street USD 59 EUR 60 11/09/22 (1)
State Street USD 20 EUR 20 12/21/22 —
State Street USD 40 EUR 40 12/21/22 (1)
State Street USD 49 EUR 50 12/21/22 1
State Street USD 49 EUR 50 12/21/22 —
State Street USD 77 EUR 80 12/21/22 2
State Street USD 102 EUR 105 12/21/22 2
State Street USD 27 GBP 23 12/21/22 —
State Street USD 43 GBP 40 12/21/22 3
State Street USD 55 GBP 50 12/21/22 2
State Street USD 59 GBP 55 12/21/22 4
State Street USD 58 JPY 8,293 11/09/22 (2)
State Street USD 17 JPY 2,500 12/21/22 —
State Street USD 21 JPY 3,000 12/21/22 —
State Street USD 116 NZD 202 11/09/22 2
State Street USD 239 SEK 2,595 11/09/22 (4)
State Street CAD 157 USD 116 11/09/22 1
State Street CAD 36 USD 27 12/21/22 —
State Street EUR 4 USD 4 11/09/22 —
State Street EUR 35 USD 35 12/21/22 —
State Street EUR 50 USD 50 12/21/22 —
State Street EUR 55 USD 54 12/21/22 —
State Street EUR 60 USD 60 12/21/22 1
State Street EUR 124 USD 125 12/21/22 2
State Street GBP 15 USD 17 12/21/22 —
State Street GBP 34 USD 39 12/21/22 (1)
State Street GBP 40 USD 46 12/21/22 —
State Street GBP 43 USD 49 12/21/22 —
State Street HUF 250 USD 1 11/02/22 —
State Street JPY 24,584 USD 167 11/09/22 1
State Street JPY 4,000 USD 27 12/21/22 —
State Street NZD 12 USD 7 11/09/22 —
State Street SEK 175 USD 16 11/09/22 —
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts 299

Russell Investment Company
Multifactor Bond Fund
Schedule of Investments, continued — October 31, 2022
See accompanying notes which are an integral part of the financial statements.
Multifactor Bond Fund 917
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total % of Net Assets
Long-Term Investments
Corporate Bonds and Notes $ — $ 5,552 $ —
$ —
$ 5,552 20.9
International Debt — 6,573 —
—
6,573 24.8
Non-US Bonds — 10,313 —
—
10,313 38.9
United States Government Treasuries — 2,708 —
—
2,708 10.2
Short-Term Investments — — — 1,029 1,029 3.9
Total Investments — 25,146 — 1,029 26,175 98.7
Other Assets and Liabilities, Net
1.3
100.0
Other Financial Instruments
Assets
Futures Contracts 3 — — — 3 —
*
Foreign Currency Exchange Contracts — 316 — — 316 1.2
A
Liabilities
Futures Contracts (117) — — — (117) (0.4)
Foreign Currency Exchange Contracts — (17) — — (17) (0.1)
Total Other Financial Instruments
**
$ (114) $ 299 $ — $ — $ 185
* Less than 0.05% of net assets.
** Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of
Investments.
For a description of the Levels, see note 2 in the Notes to Financial Statements.
For a disclosure on transfers into and out of Level 3 during the period ended October 31, 2022, see note 2 in the Notes to
Financial Statements.
Amounts in thousands
Country Exposure
Fair Value
$
Australia .............................................................................................
497
Austria ................................................................................................
151
Belgium ..............................................................................................
285
Bermuda .............................................................................................
145
Canada ................................................................................................
2,375
China ..................................................................................................
459
Colombia ............................................................................................
317
Czech Republic ..................................................................................
92
Denmark .............................................................................................
304
France .................................................................................................
861
Germany .............................................................................................
1,732
Hong Kong .........................................................................................
197

Russell Investment Company
Multifactor Bond Fund
Schedule of Investments, continued — October 31, 2022
See accompanying notes which are an integral part of the financial statements.
918 Multifactor Bond Fund
Amounts in thousands
Country Exposure
Fair Value
$
Hungary ..............................................................................................
110
Ireland ................................................................................................
329
Italy ....................................................................................................
569
Japan ..................................................................................................
2,346
Mexico ...............................................................................................
81
Netherlands ........................................................................................
609
New Zealand ......................................................................................
35
Norway ...............................................................................................
9
South Korea .......................................................................................
88
Spain ..................................................................................................
704
Sweden ...............................................................................................
207
Switzerland ........................................................................................
409
Taiwan ................................................................................................
332
United Kingdom .................................................................................
2,411
United States ......................................................................................
10,521
Total Investments ............................................................................... 26,175

Russell Investment Company
Multifactor Bond Fund
Fair Value of Derivative Instruments — October 31, 2022
See accompanying notes which are an integral part of the financial statements.
Multifactor Bond Fund 919
Amounts in thousands
Derivatives not accounted for as hedging instruments
Foreign
Currency
Contracts
Interest Rate
Contracts
Location: Statement of Assets and Liabilities - Assets
Unrealized appreciation on foreign currency exchange contracts $ 316 $ —
Variation margin on futures contracts* — 3
Total
$ 316 $ 3
Location: Statement of Assets and Liabilities - Liabilities
Variation margin on futures contracts* $ — $ 117
Unrealized depreciation on foreign currency exchange contracts 17 —
Total
$ 17 $ 117
Derivatives not accounted for as hedging instruments
Credit
Contracts
Foreign
Currency
Contracts
Interest Rate
Contracts
Location: Statement of Operations - Net realized gain (loss)
Futures contracts $ — $ — $ (448)
Credit default swap contracts 8 — —
Foreign currency exchange contracts — 2,822 —
Total
$ 8 $ 2,822 $ (448)
Location: Statement of Operations - Net change in unrealized appreciation (depreciation)
Futures contracts $ — $ — $ (56)
Credit default swap contracts 10 — —
Foreign currency exchange contracts — 9 —
Total
$ 10 $ 9 $ (56)
* Includes cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the
Statement of Assets and Liabilities.
For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

Russell Investment Company
Multifactor Bond Fund
Balance Sheet Offsetting of Financial and Derivative Instruments —
October 31, 2022
See accompanying notes which are an integral part of the financial statements.
920 Multifactor Bond Fund
Amounts in thousands
Offsetting of Financial Assets and Derivative Assets
Description Location: Statement of Assets and Liabilities - Assets
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statement
of Assets
and
Liabilities
Net Amounts
of Assets
Presented in
the Statement
of Assets and
Liabilities
Foreign Currency Exchange Contracts Unrealized appreciation on foreign currency exchange contracts $ 316 $ — $ 316
Total Financial and Derivative Assets
316 — 316
Financial and Derivative Assets not subject to a netting agreement
— — —
Total Financial and Derivative Assets subject to a netting agreement
$ 316 $ — $ 316
Financial Assets, Derivative Assets, and Collateral Held by Counterparty
Gross Amounts Not Offset
in the Statement of Assets
and Liabilities
Counterparty
Net Amounts
of Assets
Presented in
the Statement
of Assets and
Liabilities
Financial
and
Derivative
Instruments
Collateral
Received^ Net Amount
Citigroup
$ 8 $ 3 $ — $ 5
HSBC
95 3 — 92
JPMorgan Chase
96 1 — 95
Royal Bank of Canada
96 1 — 95
State Street
21 6 — 15
Total
$ 316 $ 14 $ — $ 302

Russell Investment Company
Multifactor Bond Fund
Balance Sheet Offsetting of Financial and Derivative Instruments, continued
— October 31, 2022
See accompanying notes which are an integral part of the financial statements.
Multifactor Bond Fund 921
Amounts in thousands
Offsetting of Financial Liabilities and Derivative Liabilities
Description Location: Statement of Assets and Liabilities - Liabilities
Gross
Amounts of
Recognized
Liabilities
Gross
Amounts
Offset in the
Statement
of Assets
and
Liabilities
Net Amounts
of Liabilities
Presented in
the Statement
of Assets and
Liabilities
Foreign Currency Exchange Contracts Unrealized depreciation on foreign currency exchange contracts $ 17 $ — $ 17
Total Financial and Derivative Liabilities
17 — 17
Financial and Derivative Liabilities not subject to a netting agreement
— — —
Total Financial and Derivative Liabilities subject to a netting agreement
$ 17 $ — $ 17
Financial Liabilities, Derivative Liabilities, and Collateral Pledged by Counterparty
Gross Amounts Not Offset
in the Statement of Assets
and Liabilities
Counterparty
Net Amounts
of Liabilities
Presented in
the Statement
of Assets and
Liabilities
Financial
and
Derivative
Instruments
Collateral
Pledged^ Net Amount
Citigroup $ 3 $ 3 $ — $ —
HSBC 3 3 — —
JPMorgan Chase 1 1 — —
Royal Bank of Canada 1 1 — —
State Street 9 6 — 3
Total
$ 17 $ 14 $ — $ 3
^      Collateral received or pledged amounts may not reconcile to those disclosed in the Statement of Assets and Liabilities due to the inclusion of off-Balance
Sheet collateral and adjustments made to exclude overcollateralization.
For further disclosure on derivatives and counterparty risk see note 2 in the Notes to Financial Statements.

Russell Investment Company
Multifactor Bond Fund
See accompanying notes which are an integral part of the financial statements.
922 Multifactor Bond Fund
Statement of Assets and Liabilities — October 31, 2022
Amounts in thousands
Assets
Investments, at identified cost ......................................................................................................................................................
$ 32,045
Investments, at fair value(>) ........................................................................................................................................................
26,175
Foreign currency holdings(^) ....................................................................................................................................................... 72
Unrealized appreciation on foreign currency exchange contracts ............................................................................................... 316
Receivables:
Dividends and interest ...................................................................................................................................................... 176
Dividends from affiliated funds ....................................................................................................................................... 3
From affiliates .................................................................................................................................................................. 33
From broker(a) ................................................................................................................................................................. 162
Total assets ...............................................................................................................................................................
26,937
Liabilities
Payables:
Fund shares redeemed ...................................................................................................................................................... 160
Accrued fees to affiliates .................................................................................................................................................. 2
Other accrued expenses .................................................................................................................................................... 127
Variation margin on futures contracts .............................................................................................................................. 113
Unrealized depreciation on foreign currency exchange contracts ............................................................................................... 17
Total liabilities ...........................................................................................................................................................
419
Net Assets ...............................................................................................................................................................
$ 26,518

Russell Investment Company
Multifactor Bond Fund
See accompanying notes which are an integral part of the financial statements.
Multifactor Bond Fund 923
Statement of Assets and Liabilities, continued — October 31, 2022
Amounts in thousands
Net Assets Consist of:
Total distributable earnings (losses) .............................................................................................................................................
$ (5,688)
Shares of beneficial interest .........................................................................................................................................................
32
Additional paid-in capital ............................................................................................................................................................
32,174
Net Assets ...............................................................................................................................................................
$ 26,518
Net Asset Value
,
offering and redemption price per share:
Net asset value per share: Class Y(#) ........................................................................................................................................... $ 8.26
Class Y
—
Net assets ........................................................................................................................................................... $ 26,517,824
Class Y
—
Shares outstanding ($.01 par value) .................................................................................................................. 3,209,813
Amounts in thousands
(^)     Foreign currency holdings - cost $ 72
(>)     Investments in affiliates, U.S. Cash Management Fund $ 1,029
(a)     Receivable from Broker for Futures $ 162
(#) Net asset value per share equals net assets divided by shares of beneficial interest outstanding.

Russell Investment Company
Multifactor Bond Fund
See accompanying notes which are an integral part of the financial statements.
924 Multifactor Bond Fund
Statement of Operations — For the Period Ended October 31, 2022
Amounts in thousands
Investment Income
Dividends from affiliated funds ....................................................................................................................................... $ 13
Interest .............................................................................................................................................................................. 564
Total investment income ..............................................................................................................................................................
577
Expenses
Advisory fees ................................................................................................................................................................... 50
Administrative fees .......................................................................................................................................................... 16
Custodian fees .................................................................................................................................................................. 117
Transfer agent fees - Class Y ........................................................................................................................................... 1
Professional fees .............................................................................................................................................................. 130
Registration fees ............................................................................................................................................................... 15
Trustees’ fees .................................................................................................................................................................... 2
Printing fees ..................................................................................................................................................................... 49
Miscellaneous .................................................................................................................................................................. 14
Expenses before reductions .............................................................................................................................................. 394
Expense reductions .......................................................................................................................................................... (306)
Net expenses ................................................................................................................................................................................
88
Net investment income (loss) .......................................................................................................................................................
489
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments ...................................................................................................................................................................... (1,771)
Investments in affiliated funds ......................................................................................................................................... (1)
Futures contracts .............................................................................................................................................................. (448)
Foreign currency exchange contracts ............................................................................................................................... 2,822
Credit default swap contracts ........................................................................................................................................... 8
Foreign currency-related transactions .............................................................................................................................. (10)
Net realized gain (loss) ................................................................................................................................................................
600
Net change in unrealized appreciation (depreciation) on:
Investments ..................................................................................................................................................................... (5,895)
Futures contracts .............................................................................................................................................................. (56)
Foreign currency exchange contracts ............................................................................................................................... 9
Credit default swap contracts ........................................................................................................................................... 10
Foreign currency-related transactions .............................................................................................................................. (2)
Net change in unrealized appreciation (depreciation) ................................................................................................................. (5,934)
Net realized and unrealized gain (loss) ........................................................................................................................................ (5,334)
Net Increase (Decrease) in Net Assets from Operations ....................................................................................
$ (4,845)

Russell Investment Company
Multifactor Bond Fund
See accompanying notes which are an integral part of the financial statements.
Multifactor Bond Fund 925
Statements of Changes in Net Assets
Amounts in thousands
For the Periods Ended October 31,
2022 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss) .............................................................................................................. $ 489 $ 544
Net realized gain (loss) ....................................................................................................................... 600 2,512
Net change in unrealized appreciation (depreciation) ........................................................................ (5,934) (3,000)
Net increase (decrease) in net assets from operations .............................................................................. (4,845) 56
Distributions
To shareholders
Class Y .......................................................................................................................................... (1,997) (2,386)
Net decrease in net assets from distributions ............................................................................................ (1,997) (2,386)
Share Transactions*
Net increase (decrease) in net assets from share transactions ................................................................... (6,001) (29,062)
Total Net Increase (Decrease) in Net Assets ........................................................................
(12,843) (31,392)
Net Assets
Beginning of period .................................................................................................................................. 39,361 70,753
End of period .............................................................................................................................................
$ 26,518 $ 39,361
* Share transaction amounts (in thousands) for the periods ended October 31, 2022 and October 31, 2021 were as follows:
2022 2021
Shares Dollars Shares Dollars
Proceeds from shares sold 58 $ 516 611 $ 6,202
Proceeds from reinvestment of distributions 207 1,997 232 2,386
Payments for shares redeemed (941) (8,514) (3,721) (37,650)
Total increase (decrease)
(676) $ (6,001) (2,878) $ (29,062)

Russell Investment Company
Multifactor Bond Fund
Financial Highlights — For the Period Ended
See accompanying notes which are an integral part of the financial statements.
926 Multifactor Bond Fund
For a Share Outstanding Throughout Each Period.
$
Net Asset Value,
Beginning of
Period
$
Net Investment
Income (Loss)
(a)(d)
$
Net Realized
and Unrealized
Gain (Loss)
$
Total from
Investment
Operations
$
Distributions
from Net
Investment Income
$
Distributions
from Net
Realized Gain
October 31, 2022 10.13 .13 (1.47) (1.34) (.25) (.28)
October 31, 2021 10.46 .10 (.08) .02 (.05) (.30)
October 31, 2020(3) 10.00 .12 .45 .57 (.11) —

See accompanying notes which are an integral part of the financial statements.
Multifactor Bond Fund 927
$
Total
Distributions
$
Net Asset Value,
End of
Period
%
Total
Return
(b)
$
Net Assets,
End of Period
(000)
%
Ratio of Expenses
to Average
Net Assets,
Gross
(e)
%
Ratio of Expenses
to Average
Net Assets,
Net
(d)(e)
%
Ratio of Net
Investment Income
to Average
Net Assets
(d)(e)
%
Portfolio
Turnover Rate
(b)
(.53) 8.26 (13.88) 26,518 1.19 .26 1.47 80
(.35) 10.13 .17 39,361 .82 .27 .99 88
(.11) 10.46 5.77 70,753 .73 .26 1.20 117

Russell Investment Company
Multifactor Bond Fund
See accompanying notes which are an integral part of the financial statements.
928 Multifactor Bond Fund
Related Party Transactions, Fees and Expenses
Accrued fees payable to affiliates for the period ended October 31, 2022 were as follows:
Transactions (amounts in thousands) during the period ended October 31, 2022 with Underlying Funds which are, or were, an affiliated company are as follows:
Federal Income Taxes
At October 31, 2022, the cost of investments, net unrealized appreciation (depreciation), and components of distributable earnings for income tax purposes were as follows:
For the fiscal years ended October 31, 2022 and October 31, 2021, respectively, the Fund made the following tax basis distributions:
Net investment income and net realized gains (losses) in the financial statements may differ from taxable net investment income and net realized gains (losses). Capital accounts within the financial statements are adjusted for permanent differences between book and tax accounting.  These differences may be due to foreign currency gains or losses, reclassifications of dividends and /or differences in treatment of income from swaps.  These adjustments have no impact on the net assets.
At October 31, 2022, there were no adjustments to the Statement of Assets and Liabilities.
Administration fees $ 1,117
Transfer agent fees 113
Trustee fees 311
$ 1,541
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Income
Distributions
Capital Gains
Distributions
U.S. Cash Management Fund $ 2,601 $ 13,200 $ 14,771 $ (1) $ — $ 1,029 $ 13 $ —
Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
Undistributed
Ordinary Income
Undistributed
Long-Term
Capital Gains
(Capital Loss
Carryforward)
$ 32,050 , 131 $ 11,723 $ ( 5,886 , 006 ) $ (5,874 , 283) $ 1,831,696 $ (1,564,995)
October 31, 2022 October 31, 2021
Ordinary Income
Distributions
Long-Term
Capital Gain
Distributions
Return of
Capital
Ordinary Income
Distributions
Long-Term
Capital Gain
Distributions
Return of
Capital
$ 1,898,088 $ 98,627 $ — $ 1,438,300 $ 947,413 $ —
Total distributable earnings (losses)
$ —
Additional paid-in capital
—

Russell Investment Company
Notes to Schedules of Investments — October 31, 2022
Notes to Schedules of Investments 929
Footnotes:
Abbreviations:
(Æ) Non-income producing security.
(Ï) Forward commitment.
(Ê) Variable, adjustable or floating rate security. Rate shown reflects rate in effect at period end.
(ƒ) Perpetual floating rate security. Rate shown reflects rate in effect at period end.
(ö) Real Estate Investment Trust (REIT).
(µ) Bond is insured by a guarantor.
(Ø) In default.
(ç) At amortized cost, which approximates fair value.
(ž ) Rate noted is yield-to-maturity from date of acquisition.
(æ) Pre-refunded: These bonds are collateralized by U.S. Treasury securities, which are held in escrow by a trustee and used to pay principal and interest in the tax-exempt issue and to retire the bonds in full at the earliest refunding date.
(§) All or a portion of the shares of this security are pledged as collateral in connection with futures contracts purchased (sold) or swap contracts entered into by the Fund.
(x) The security is purchased with the cash collateral from the securities loaned.
(Ñ) All or a portion of the shares of this security are on loan.
(Þ) Restricted security. Security may have contractual restrictions on resale, may have been offered in a private placement transaction, and is not registered under the Securities Act of 1933.
(Û) All or a portion of the shares of this security are pledged as collateral in connection with securities sold short.
(ÿ) Notional amount in thousands.
(∞) Unrounded units.
(å) Currency balances were pledged in connection with futures contracts purchased (sold), options written, foreign currency exchange contracts, or swaps entered into by the Fund.
(ì) All or a portion of the shares of this security are pledged as collateral in connection with options written contracts.
(v) Loan agreement still pending. Rate not available at period end.
(
Š)
Value was determined using significant unobservable inputs .
( ~) Rate fluctuates based on various factors such as changes in current rates and prepayments of the underlying assets, changes in the
CPI or other contractual arrangements .
( @) Affiliate .
( Ÿ) Rate noted is dividend yield at period end .
( ¢) Date shown reflects next contractual call date.
( Œ ) Unfunded loan agreement.
( Ð ) All or a portion of the shares of this security are on loan through the reciprocal lending program with State Street. See note 2 in the Notes.
(0)
Weekly payment frequency .
(1)
Monthly payment frequency .
(2)
Quarterly payment frequency .
(3)
Semi-annual payment frequency .
(4)
Annual payment frequency .
(5)
Payment at termination .
ADR - American Depositary Receipt
ADS - American Depositary Share
BBR - Bank Bill Rate
BBSW - Bank Bill Swap Reference Rate
BUBOR –Budapest Interbank Offered Rate
CIBOR - Copenhagen Interbank Offered Rate
CME - Chicago Mercantile Exchange
CMO - Collateralized Mortgage Obligation
CVO - Contingent Value Obligation
EMU - European Economic and Monetary Union
EURIBOR - Euro Interbank Offered Bank
FDIC - Federal Deposit Insurance Company
GDR - Global Depositary Receipt
GDS - Global Depositary Share
GSCI – Goldman Sachs Commodity Index
HIBOR – Hong Kong Interbank Offered Rate
JIBAR - Johannesburg Interbank Agreed Rate
KSDA – Korean Securities Dealers Association

Russell Investment Company
Notes to Schedules of Investments, continued — October 31, 2022
930 Notes to Schedules of Investments
Foreign Currency Abbreviations:
LIBOR - London Interbank Offered Rate
MIBOR - Mumbai Interbank Offered Rate
NIBOR - Norwegian Interbank Offered Rate
NSERO – India National Stock Exchange Offered Rate
PIK - Payment in Kind
PRIBOR – Prague Interbank Offered Rate
REMIC - Real Estate Mortgage Investment Conduit
SOFR – Secured Overnight Financing Rate
SONIA – Sterling Overnight Index Average
STIBOR – Stockholm Interbank Offered Rate
STRIPS - Separate Trading of Registered Interest and Principal of Securities
SFE - Sydney Futures Exchange
TBA - To Be Announced Security
TONAR – Tokyo Overnight Average Rate
UK - United Kingdom
WTI – West Texas Intermediate
ARS - Argentine peso HKD - Hong Kong dollar PKR - Pakistani rupee
AUD - Australian dollar HUF - Hungarian forint PLN - Polish zloty
BRL - Brazilian real IDR - Indonesian rupiah RON - Romanian New Leu
CAD - Canadian dollar ILS - Israeli shekel RUB - Russian ruble
CHF - Swiss franc INR - Indian rupee SEK - Swedish krona
CLP - Chilean peso ISK - Icelandic krona SGD - Singapore dollar
CNY - Chinese offshore spot ITL - Italian lira SKK - Slovakian koruna
CNY - Chinese renminbi yuan JPY - Japanese yen THB - Thai baht
COP - Colombian peso KES - Kenyan schilling TRY - Turkish lira
CRC - Costa Rican colon KRW - South Korean won TWD - Taiwanese dollar
CZK - Czech koruna MXN - Mexican peso USD - United States dollar
DKK - Danish krone MYR - Malaysian ringgit UYU – Uruguayan peso
DOP - Dominican peso NOK - Norwegian krone VEB - Venezuelan bolivar
EGP - Egyptian pound NGN – Nigerian naira VND - Vietnamese dong
EUR - Euro NZD - New Zealand dollar ZAR - South African rand
GBP - British pound sterling PEN - Peruvian nuevo sol
GHS - Ghana cedi PHP - Philippine peso

Russell Investment Company
Notes to Financial Highlights — October 31, 2022
Notes to Financial Highlights 931
(1) For the period April 26, 2018 (inception date) to October 31, 2018.
(2) For the period June 10, 2019 (inception date) to October 31, 2019.
(3) For the period November 13, 2019 (inception date) to October 31, 2020.
(4) For the Multi-Asset Growth Strategy Fund, the Financial Highlights are consolidated and include balances of the Cayman Multi-Asset Growth
Strategy Fund Ltd. (a Cayman Island exempted company and wholly-owned subsidiary of the Multi-Asset Growth Strategy Fund). Accordingly,
all interfund balances and transactions have been eliminated. Effective March 1, 2022, the Cayman Multi-Asset Growth Strategy Fund, Ltd. was
liquidated and the Multi-Asset Growth Strategy Fund no longer invests indirectly through a wholly owned subsidiary.
(a) Average daily shares outstanding were used for this calculation.
(b) The ratios or returns for periods less than one year are not annualized.
(c) Total return for Class A does not reflect a front-end sales charge. If sales charges were included, the total return would be lower. This includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Periods less than one year are not annualized, if applicable.
(d) May reflect amounts waived and/or reimbursed by Russell Investment Management, LLC (“RIM”) and /or Russell Investments Fund Services,
LLC (“RIFUS”).
(e) The ratios for periods less than one year are annualized.
(f) Less than $.01 per share.
(g) For the Sustainable Equity Fund, the respective annualized net expense ratios, not including the dividends and interest expense from short sales, were as follows:
For the period ended Class A Class C Class S Class Y
October 31, 2022 1.11% 1.86% 0.82% 0.66%
October 31, 2021 1.11% 1.86% 0.82% 0.66%
October 31, 2020 1.12% 1.87% 0.83% 0.67%
October 31, 2019 1.13% 1.88% 0.84% 0.69%
October 31, 2018 1.11% 1.86% 0.82% 0.66%
For the U.S. Strategic Equity Fund, the respective annualized net expense ratios, not including the dividends and interest expense from short sales, were as follows:
For the period ended Class A Class C Class M Class S
October 31, 2022 0.99% 1.74% 0.64% 0.74%
October 31, 2021 N/A N/A N/A N/A
October 31, 2020 N/A N/A N/A N/A
October 31, 2019 0.98% 1.74% 0.64% 0.73%
October 31, 2018 0.99% 1.74% 0.64% 0.74%
For the U.S. Small Cap Fund, the respective annualized net expense ratios, not including the dividends and interest expense from short sales, were as follows:
For the period ended Class A Class C Class M Class R6 Class S Class Y
October 31, 2022 1.26% 2.01% 0.87% 0.84% 0.97% 0.82%
October 31, 2021 1.26% 2.01% 0.87% 0.84% 0.97% 0.80%
October 31, 2020 1.26% 2.01% 0.87% 0.81% 0.97% 0.82%
October 31, 2019 1.25% 2.00% 0.84% 0.83% 0.96% 0.81%
October 31, 2018 N/A N/A N/A N/A N/A N/A
(h) Distributions in excess of accumulated earnings and profits but not in excess of current earnings and profits computed on a tax basis.
(i) Less than .005% of average net assets.

Russell Investment Company
Notes to Financial Statements — October 31, 2022
932 Notes to Financial Statements
1. Organization
Russell Investment Company (the “Investment Company” or “RIC”) is a series investment company with 31 different investment portfolios referred to as funds. These financial statements report on 25 of these funds (each a “Fund” and collectively the “Funds”).
The Investment Company is registered under the Investment Company Act of 1940, as amended (“Investment Company Act”), as an open-end management investment company. It is organized and operated as a Massachusetts business trust under a Fourth
Amended and Restated Master Trust Agreement dated December 7, 2020, as amended (“Master Trust Agreement”), and the provisions of Massachusetts law governing the operation of a Massachusetts business trust. The Investment Company’s Master
Trust Agreement permits the Board of Trustees (the “Board”) to issue an unlimited number of shares of beneficial interest. Each of the Funds is diversified. Under the Investment Company Act, a diversified company is defined as a management company which meets the following requirements: at least 75% of the value of its total assets is represented by cash and cash equivalents
(including receivables), government securities, securities of other investment companies, and other securities for the purposes of this calculation limited in respect of any one issuer to an amount not greater in value than five percent of the value of the total assets of such management company and to not more than 10% of the outstanding voting securities of such issuer. Unless otherwise specified, “period” (as used within the financial statements) refers to the fiscal year ended October 31, 2022.
2. Significant Accounting Policies
The Funds’ financial statements are prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”)
which require the use of management estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Funds are considered investment companies under U.S. GAAP and follow the accounting and reporting guidance applicable to investment companies. The following is a summary of the significant accounting policies consistently followed by each Fund in the preparation of its financial statements.
Security Valuation
The Funds value portfolio instruments according to securities valuation procedures and pricing sources and services, which include market value procedures, fair value procedures, other key valuation procedures and a description of the pricing sources and services used by the Funds. With respect to a Fund’s investments that do not have readily available market quotations, the
Trustees have designated Russell Investment Management, LLC (“RIM”) as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the 1940 Act.
U.S. GAAP defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods, requires a separate disclosure of the fair value hierarchy for each major category of assets and liabilities, and segregates fair value measurements into levels (Level 1, 2, and 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:
Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.
Level 2 — Inputs other than quoted prices included within Level 1 that are observable, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, and inputs such as interest rates, yield curves, implied volatilities, credit spreads or other market corroborated inputs.
Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by RIM, that are used in determining the fair value of investments.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment

Russell Investment Company
Notes to Financial Statements, continued — October 31, 2022
Notes to Financial Statements 933
exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
The valuation techniques and significant inputs used in determining the fair market values of financial instruments categorized as Level 1 and Level 2 of the fair value hierarchy are as follows:
Equity securities, including common and preferred stock, short securities, ETFs and restricted securities that are traded on a national securities exchange (or reported on the NASDAQ national market), are stated at the last reported sales price on the day of valuation or official closing price, as applicable. To the extent these securities are actively traded, and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.
Preferred stock and other equities traded on inactive markets or valued by reference to similar instruments are categorized as
Level 2 of the fair value hierarchy. Certain foreign equity securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, exchange-traded funds, and the movement of certain indexes of securities, based on the statistical analysis of historical relationships. Foreign equity securities prices as described above are categorized as Level 2 of the fair value hierarchy.
Fixed income securities including corporate, convertible, U.S. government agency, municipal bonds and notes, U.S. treasury obligations, sovereign issues, bank loans, bank notes and non-U.S. bonds are normally valued by pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The pricing service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads and default rates. Such fixed income securities that use pricing service internal models as described above are categorized as
Level 2 of the fair value hierarchy. Such fixed income securities that use broker-dealer quotations are categorized as Level 3 of the fair value hierarchy.
Fixed income securities purchased on a delayed-delivery basis and marked-to-market daily until settlement at the forward settlement date are categorized as Level 2 of the fair value hierarchy.
Mortgage and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, including estimated cash flows of each tranche, market-based yield spreads for each tranche, and current market data, as well as incorporate deal collateral performance, as available. Mortgage and asset-backed securities that use these and similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.
Investments in investment funds that are not traded on a national securities exchange will be valued based upon the net asset value (“NAV”) of such investments. The Funds have adopted the authoritative guidance under U.S. GAAP for estimating the fair value of investments in funds that have calculated NAV per share in accordance with the specialized accounting guidance for investment companies. Accordingly, the Funds estimate the fair value of an investment in a fund using the NAV per share without further adjustment as a practical expedient, if the NAV per share of the investment is determined in accordance with the specialized accounting guidance for investment companies as of the reporting entity’s measurement date.
Short-term investments having a maturity of 60 days or less are generally valued at amortized cost, which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy.
Derivative instruments are instruments such as foreign currency exchange contracts, futures contracts, options contracts, or swap agreements that derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. Derivatives may be classified into two groups depending upon the way that they are traded: privately traded over-the-counter (“OTC”) derivatives that do not go through an exchange or intermediary and exchange-traded derivatives that are traded through specialized derivatives exchanges or other regulated exchanges. OTC derivatives are normally valued on the basis of broker-dealer quotations or pricing service providers. Depending on the product and the terms of the transaction, the value of the derivative instrument can be estimated by a pricing service provider using a series of techniques, including

Russell Investment Company
Notes to Financial Statements, continued — October 31, 2022
934 Notes to Financial Statements
simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, yield curves, dividends and exchange rates. OTC derivatives that use these and similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy, with the exception of foreign currency spot contracts which are categorized as Level 1 of the fair value hierarchy. OTC derivatives that use broker-dealer quotations are categorized as Level 3 of the fair value hierarchy. Exchange-traded derivatives are valued based on the last reported sales price on the day of valuation and are categorized as Level 1 of the fair value hierarchy.
Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange. For centrally cleared credit default swaps, the clearing facility requires its members to provide actionable levels across complete term structures. These levels along with external third-party prices are used to produce daily settlement prices. These securities are categorized as Level 2 of the fair value hierarchy. Centrally cleared interest rate swaps are valued using a pricing model that references the underlying rates including the Overnight Index
Swap (“OIS”) rate and London Interbank Offered Rate (“LIBOR”) forward rate to produce the daily settlement price. These securities are categorized as Level 2 of the fair value hierarchy.
Events or circumstances affecting the values of Fund securities that occur between the closing of the principal markets on which they trade and the time the NAV of Fund shares is determined may be reflected in the calculation of NAV for each applicable
Fund when the Fund deems that the particular event or circumstance would materially affect such Fund’s NAV. Funds that invest primarily in frequently traded exchange-listed securities will use fair value pricing in limited circumstances since reliable market quotations will often be readily available. Funds that invest in foreign securities use fair value pricing daily as events may occur between the close of foreign markets and the time of pricing. Although there are observable inputs assigned on a security level, prices are derived from factors using proprietary models or matrix pricing. For this reason, fair value factors will cause movement between Levels 1 and 2. Examples of significant events that generally trigger fair value pricing of one or more securities are: any market movement of the U.S. securities market (defined in the fair value procedures as the movement of a single major U.S. index); a company development such as a material business development; a natural disaster, a public health emergency affecting one or more countries in the global economy (including an emergency which results in the closure of financial markets) or other emergency situation; or an armed conflict.
The NAV of a Fund’s portfolio that includes foreign securities may change on days when shareholders will not be able to purchase or redeem Fund shares, since foreign securities can trade on non-business days.
The Equity Income, Sustainable Equity, U.S. Strategic Equity, U.S. Small Cap Equity, International Developed Markets, Global
Equity, Tax-Managed U.S. Large Cap, Tax-Managed U.S. Mid & Small Cap, Unconstrained Total Return, Strategic Bond,
Investment Grade Bond, Tax-Exempt High Yield Bond, Tax-Exempt Bond, Global Infrastructure, Global Real Estate Securities,
Multifactor U.S. Equity, Multifactor International Equity, and Multifactor Bond Funds had no transfers into or out of Level 3 for the period ended October 31, 2022.
The Emerging Markets, Tax-Managed International Equity, Tax-Managed Real Assets and Opportunistic Credit Funds had
transfers out of Level 2 into Level 3 representing financial instruments for which inputs became unobservable. The amounts transferred were as follows:
The Short Duration Bond, Multi-Strategy Income and Multi-Asset Growth Strategy Funds had transfers out of Level 3 into
Level 2 representing financial instruments for which inputs became observable. The amounts transferred were as follows:
Emerging Markets Fund $ 258,784
Tax-Managed International Equity Fund 229,479
Tax-Managed Real Assets Fund 826,522
Opportunistic Credit Fund 472,376
Short Duration Bond Fund $ 292,366
Multi-Strategy Income Fund 162,839
Multi-Asset Growth Strategy Fund 235,975

Russell Investment Company
Notes to Financial Statements, continued — October 31, 2022
Notes to Financial Statements 935
Level 3 Fair Value Investments
The valuation techniques and significant inputs used in determining the fair values of financial instruments classified as Level 3 of the fair value hierarchy are as follows:
Securities and other assets for which market quotes are not readily available, or are not reliable, are valued at fair value as determined in good faith by RIM and are categorized as Level 3 of the fair value hierarchy. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes). When RIM applies fair valuation methods that use significant unobservable inputs to determine a Fund’s NAV, securities will not be priced on the basis of quotes from the primary market in which they are traded, but instead may be priced by another method that RIM believes accurately reflects fair value and will be categorized as Level 3 of the fair value hierarchy.
Fair value pricing may require subjective determinations about the value of a security. While the securities valuation procedures are intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing, the process cannot guarantee that fair values determined by RIM would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the security was sold.
RIM employs third-party pricing vendors to provide fair value measurements. RIM oversees third-party pricing service providers in order to support the valuation process.
The significant unobservable input used in fair value measurement of certain of the Funds’ preferred equity securities is the redemption value calculated on a fully-diluted basis if converted to common stock. Significant increases or decreases in the redemption value would have a direct and proportional impact to fair value.
The significant unobservable inputs used in fair value measurement of certain of the Funds’ private equity securities include market data of comparable public companies, discount rates, EBITDA multiples, and future projected cash flows for the portfolio company. These inputs are utilized in valuation models that are based on market analysis and discounted cash flow methodologies. Increases (decreases) in the discount rates would result in a lower (higher) fair value measurement, while increases (decreases) in EBITDA multiples and projected cash flows would result in a higher (lower) fair value measurement.
The significant unobservable input used in the fair value measurement of certain Funds’ debt securities is the yield to worst ratio.
Significant increases (decreases) in the yield to worst ratio would result in a lower (higher) fair value measurement.
These significant unobservable inputs are further disclosed in the Presentation of Portfolio Holdings for each respective Fund as applicable.
If third-party evaluated vendor pricing is neither available nor deemed to be indicative of fair value, RIM may elect to obtain indicative market quotations (“broker quotes”) directly from the broker or passed through from a third-party vendor. In the event that the source of fair value is from a single source broker quote, these securities are classified as Level 3 per the fair value hierarchy. Broker quotes are typically received from established market participants. Although independently received on a daily basis, RIM does not have the transparency to view the underlying inputs which support the broker quotes. Significant changes in the broker quote would have direct and proportional changes in the fair value of the security. There is a third-party pricing exception to the quantitative disclosure requirement when prices are not determined by the reporting entity. RIM is exercising this exception and has made a reasonable attempt to obtain quantitative information from the third-party pricing vendors regarding the unobservable inputs used.
For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that present changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in/out of the Level 3 category during the period. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, a Level 3 reconciliation and an additional disclosure about fair value measurements, if any, has been included in the Presentation of Portfolio Holdings for each respective Fund.

Russell Investment Company
Notes to Financial Statements, continued — October 31, 2022
936 Notes to Financial Statements
Investment Transactions
Investment transactions are reflected as of the trade date for financial reporting purposes. This may cause the NAV stated in the financial statements to be different from the NAV at which shareholders may transact. Realized gains and losses from securities transactions, if applicable, are recorded on the basis of specific identified cost incurred within a particular Fund.
Investment Income
Dividend income is recorded net of applicable withholding taxes on the ex-dividend date, except that certain dividends from foreign securities are recorded as soon as the Funds are informed of the dividend, subsequent to the ex-dividend date. To the extent the dividend represents a return of capital or capital gain for tax purposes, reclassifications are made which may be based on management’s estimates. Interest income is recorded daily on the accrual basis. The Funds classify gains and losses realized on prepayments received on mortgage-backed securities as an adjustment to interest income. Losses realized on principal paydowns may result in negative interest income on the Fund’s Statement of Operations if there is insufficient interest income to offset such losses. All premiums and discounts, including original issue discounts, are amortized/accreted using the effective interest method. Debt obligation securities may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful.
Federal Income Taxes
Since the Investment Company is a Massachusetts business trust, each Fund is a separate corporate taxpayer and determines its net investment income and capital gains (or losses) and the amounts to be distributed to each Fund’s shareholders without regard to the income and capital gains (or losses) of the other Funds.
Each Fund intends to qualify or continue to qualify as a regulated investment company under Subchapter M of the Internal
Revenue Code of 1986, as amended (the “Code”) and intends to distribute all of its taxable income and capital gains. Therefore, no federal income tax provision is required for the Funds.
The Funds comply with the authoritative guidance for uncertainty in income taxes which requires management to determine whether a tax position of the Funds is more likely than not to be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. For tax positions meeting the more likely than not threshold, the tax amount recognized in the financial statements is reduced by the largest benefit that has a greater than
50% likelihood of being realized upon ultimate settlement with the relevant taxing authority. Management determined that no accruals need to be made in the financial statements due to uncertain tax positions. Management continually reviews and adjusts the Funds’ liability for income taxes based on analyses of tax laws and regulations, as well as their interpretations, and other relevant factors.
Each Fund files a U.S. tax return. As of October 31, 2022, the Funds had recorded no liabilities for net unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in future tax returns. While the statute of limitations remains open to examine the Funds’ U.S. tax returns filed for the fiscal years ended October 31, 2019 through October 31,
2021, no examinations are in progress or anticipated at this time. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
Dividends and Distributions to Shareholders
For all Funds, income, capital gain distributions and return of capital, if any, are recorded on the ex-dividend date. Income distributions are generally declared and paid according to the following schedule:

Russell Investment Company
Notes to Financial Statements, continued — October 31, 2022
Notes to Financial Statements 937
The Funds intend to distribute substantially all of the distributions they receive from real estate investment trust (“REIT”)
investments, less expenses, as well as income from other investments. Such distributions may be comprised of income, return of capital, and capital gains. The Funds may also realize capital gains on the sale of its REIT shares and other investments.
Capital gain distributions are generally declared and paid annually. An additional distribution may be paid by the Funds to avoid imposition of federal income and excise tax on any remaining undistributed capital gains and net investment income.
The timing and characterization of certain income and capital gain distributions are determined in accordance with federal tax regulations which may differ from U.S. GAAP. As a result, net investment income and net realized gain (or loss) on investments and foreign currency-related transactions for a reporting period may differ significantly from distributions during such period.
The differences between tax regulations and U.S. GAAP primarily relate to investments in options, futures, forward contracts, swap contracts, passive foreign investment companies, foreign-denominated investments, mortgage-backed securities, certain securities sold at a loss, wash sale deferrals and capital loss carryforwards. Accordingly, the Funds may periodically make reclassifications among certain of their capital accounts without impacting their NAVs.
Expenses
The Funds pay their own expenses other than those expressly assumed by RIM, the Funds’ adviser, or Russell Investments Fund
Services, LLC (“RIFUS”). Most expenses can be directly attributed to the individual Funds. Expenses which cannot be directly attributed to a specific Fund are allocated among all Funds principally based on their relative net assets.
Class Allocation
Each of the Funds presented herein may offer certain of the following classes of shares: Class A, Class C, Class C1, Class M,
Class R6, Class S, and Class Y. All share classes have identical voting, dividend, liquidation and other rights, preferences, powers, restrictions, limitations, qualifications and the same terms and conditions. The separate classes of shares differ principally in the applicable sales charges, transfer agent fees, distribution fees and shareholder servicing fees. Shareholders of each class bear certain expenses that pertain to that particular class. Realized and unrealized gains (losses), investment income and expenses, with the exception of class level expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class.
Foreign Currency Translations
The books and records of the Funds are maintained in U.S. dollars. Foreign currency amounts and transactions of the Funds are translated into U.S. dollars on the following basis:
(a) Fair value of investment securities, other assets and liabilities at the closing rate of exchange on the valuation date.
(b) Purchases and sales of investment securities and income at the closing rate of exchange prevailing on the respective trade dates of such transactions.
Net realized gains or losses from foreign currency-related transactions arise from: sales and maturities of short-term securities;
sales of foreign currencies; currency gains or losses realized between the trade and settlement dates on securities transactions;
Declared Payable Funds
Monthly Early in the following month Opportunistic Credit, Unconstrained Total Return, Strategic
Bond, Investment Grade Bond, Short Duration Bond, Tax-
Exempt High Yield Bond, Tax-Exempt Bond and Multifactor
Bond Funds
Quarterly April, July, October and December Equity Income, Sustainable Equity, U.S. Strategic Equity,
Global Infrastructure, Global Real Estate Securities, Multi-
Strategy Income, Multi-Asset Growth Strategy and Multifactor
U.S. Equity Funds
Annually Mid-December U.S. Small Cap Equity, International Developed
Markets, Global Equity, Emerging Markets, Tax-Managed U.S.
Large Cap, Tax-Managed U.S. Mid & Small Cap, Tax-Managed
International Equity, Tax-Managed Real Assets, and Multifactor
International Equity Funds

Russell Investment Company
Notes to Financial Statements, continued — October 31, 2022
938 Notes to Financial Statements
the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the
U.S. dollar equivalent of the amounts actually received or paid. Net unrealized gains or losses from foreign currency-related transactions arise from changes in the value of assets and liabilities, other than investments in securities, as a result of changes in the exchange rates.
The Funds do not isolate that portion of the results of operations of the Funds that arises as a result of changes in exchange rates from that portion that arises from changes in market prices of investments during the period. Such fluctuations are included with the net realized and unrealized gain or loss from investments. However, for federal income tax purposes, the Funds do isolate the effects of changes in foreign exchange rates from the fluctuations arising from changes in market prices for realized gain (or loss) on debt obligations.
Capital Gains Taxes
The Funds may be subject to capital gains taxes and repatriation taxes imposed by certain countries in which they invest. The
Funds may record a deferred capital gains tax liability with respect to the unrealized appreciation on foreign securities for potential capital gains and repatriation taxes as of October 31, 2022. The accrual for capital gains and repatriation taxes is included in total distributable earnings (losses) in the Statements of Assets and Liabilities. The amounts related to capital gains and repatriation taxes are included in net realized gain (loss) on investments and change in unrealized gain (loss) on investments in the Statements of Operations.
Derivatives
The Funds may invest in derivatives. Derivatives are instruments or agreements whose value is derived from an underlying security or index. They include options, futures, swaps and forwards. These instruments offer unique characteristics and risks that facilitate the Funds’ investment strategies.
The Funds typically use derivatives in three ways: exposing cash to markets, hedging and return enhancement. In addition, certain Funds may enter into foreign currency exchange contracts for trade settlement purposes. Certain Funds may pursue their strategy of being fully invested by exposing cash to the performance of appropriate markets by purchasing securities and/or derivatives. This is intended to cause such Funds to perform as though cash were actually invested in those markets.
Hedging may be used by certain Funds to limit or control risks, such as adverse movements in exchange rates and interest rates.
Return enhancement can be accomplished through the use of derivatives in a Fund, including using derivatives as a substitute for holding physical securities, and using them to express various macro views (e.g., interest rate movements, currency movements, and macro credit strategies). By purchasing certain instruments, the Funds may more effectively achieve the desired portfolio characteristics that assist them in meeting their investment objectives. Depending on how the derivatives are structured and utilized, the risks associated with them may vary widely. These risks include, but are not limited to, market risk, liquidity risk, leveraging risk, counterparty risk, basis risk, reinvestment risk, political risk, prepayment risk, extension risk, valuation risk and credit risk.
Futures, certain options and cleared swaps are traded or cleared on an exchange or central exchange clearing house. Exchange-
traded or exchange-cleared transactions generally present less counterparty risk to a Fund. The exchange’s clearing house stands between the Fund and the broker to the contract and therefore, credit risk is generally limited to the failure of the clearing house and the clearing member. Cleared swap contracts are subject to clearing house rules, including initial and variation margin requirement, daily settlement of obligations and the clearing house guarantee of payments to the broker. There is, however, still counterparty risk due to the insolvency of the broker with respect to any margin held in the broker’s customer accounts.
While clearing members are required to segregate customer assets from their own assets, in the event of insolvency, there may be a shortfall in the amount of margin held by the broker for its clients. Collateral and margin requirements for exchange-
traded or exchange-cleared derivatives are established through regulation, as well as set by the broker or applicable clearing house. Margin for exchange-traded and exchange-cleared transactions are detailed in the Statements of Assets and Liabilities as receivables for variation margin on futures contracts and payables for variation margin on futures contracts. Securities and cash pledged as collateral are reflected as assets on the Statements of Assets and Liabilities as either a component of investments at fair value (securities) or receivable from broker. Cash collateral received is not typically held in a segregated account and as such is reflected as a liability on the Statements of Assets and Liabilities as due to broker. Typically, the Funds and counterparties are

Russell Investment Company
Notes to Financial Statements, continued — October 31, 2022
Notes to Financial Statements 939
not permitted to sell, repledge, rehypothecate or otherwise use collateral pledged by the other party unless explicitly permitted by each respective governing agreement.
In October 2020, the Securities and Exchange Commission (“SEC”) adopted a final rule related to the use of derivatives, reverse repurchase agreements and certain other transactions by registered investment companies. The rule requires that the Funds trade derivatives and other transactions that create future payment or delivery obligations subject to a value-at-risk leverage limit, certain derivatives risk management program and reporting requirements. These requirements may limit the ability of a Fund to use derivatives, reverse repurchase agreements and similar financing transactions, unfunded commitments and other relevant transactions as part of its investment strategies. These requirements may increase the cost of a Fund’s investments and cost of doing business, which could adversely affect investors.
The effects of derivative instruments, categorized by risk exposure, on the Statements of Assets and Liabilities and the Statements
of Operations, for the period ended October 31, 2022, if applicable, are disclosed in the Fair Value of Derivative Instruments table following each applicable Fund’s Schedule of Investments.
The financial derivative instruments outstanding as of period end on the Schedules of Investments and the amount of net realized gain (loss) and net change in unrealized appreciation (depreciation) on financial derivative instruments during the period, as disclosed on the Fair Value of Derivative Instruments tables, serve as indicators of the volume of financial derivative activity for the Funds.
Foreign Currency Exchange Contracts
Certain Funds may enter into foreign currency exchange spot contracts and forward foreign currency exchange contracts (“FX contracts”). From time to time, certain Funds may enter into FX contracts to hedge certain foreign currency-denominated assets.
FX contracts are recorded at fair value. Certain risks may arise upon entering into these FX contracts from the potential inability of counterparties to meet the terms of their FX contracts and are generally limited to the amount of unrealized gain on the FX contracts, if any, that are disclosed in the Statements of Assets and Liabilities.
For the period ended October 31, 2022, the following Funds entered into FX contracts primarily for the strategies listed below:
Options
Certain Funds may purchase and sell (write) both call and put options on securities, securities indexes, foreign currencies and other assets. Such options are traded on a national securities exchange or in an OTC market. The Funds may also purchase and sell (write) call and put options on foreign currencies.
When a Fund writes a covered call or a put option, an amount equal to the premium received by the Fund is included in the
Fund’s Statement of Assets and Liabilities as an asset and as an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current fair value of the option written. The Fund receives a premium on the sale of a call option but gives up the opportunity to profit from any increase in the value of the underlying instrument above the exercise price of the option, and when the Fund writes a put option it is exposed to a decline in the price of the underlying instrument.
Funds Strategies
International Developed Markets Fund Return enhancement, hedging, exposing cash to markets, and trade settlement
Global Equity Fund Return enhancement, hedging, exposing cash to markets, and trade settlement
Emerging Markets Fund Return enhancement, hedging, exposing cash to markets, and trade settlement
Tax-Managed International Equity Fund Return enhancement, hedging, exposing cash to markets, and trade settlement
Tax-Managed Real Assets Fund Exposing cash to markets and trade settlement
Opportunistic Credit Fund Return enhancement and hedging
Unconstrained Total Return Fund Return enhancement and hedging
Strategic Bond Fund Return enhancement and hedging
Investment Grade Bond Fund Return enhancement and hedging
Short Duration Bond Fund Return enhancement and hedging
Global Infrastructure Fund Exposing cash to markets and trade settlement
Global Real Estate Securities Fund Exposing cash to markets and trade settlement
Multi-Strategy Income Fund Return enhancement and hedging
Multi-Asset Growth Strategy Fund Return enhancement and hedging
Multifactor International Equity Fund Return enhancement, hedging and exposing cash to markets
Multifactor Bond Fund Return enhancement and hedging

Russell Investment Company
Notes to Financial Statements, continued — October 31, 2022
940 Notes to Financial Statements
When a Fund sells an uncovered call option, it does not simultaneously have a long position in the underlying security. When a Fund sells an uncovered put option, it does not simultaneously have a short position in the underlying security. Uncovered options are riskier than covered options because there is no underlying security held by the Fund that can act as a partial hedge.
Whether an option which the Fund has written expires on its stipulated expiration date or the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss, if the cost of a closing purchase transaction exceeds the premium received when the option was sold) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a call option which the Fund has written is exercised, the Fund realizes a capital gain or loss from the sale of the underlying security, and the proceeds from such sale are increased by the premium originally received. When a put option which a Fund has written is exercised, the amount of the premium originally received will reduce the cost of the security which a Fund purchases upon exercise of the option.
The Funds’ use of written options involves, to varying degrees, elements of market risk in excess of the amount recognized in the
Statements of Assets and Liabilities. The face or contract amounts of these instruments reflect the extent of the Funds’ exposure to market risk. The risks may be caused by an imperfect correlation between movements in the price of the instrument and the price of the underlying securities and interest rates.
Certain Funds may enter into swaptions (an option on a swap). In a swaption, in exchange for an option, the buyer gains the right but not the obligation to enter into a specified swap agreement with the issuer on a specified future date. The writer of the contract receives the premium and bears the risk of unfavorable changes in the preset rate on the underlying swap.
For the period ended October 31, 2022, the following Funds purchased or sold options primarily for the strategies listed below:
Futures Contracts
Certain Funds may invest in futures contracts (i.e., interest rate, foreign currency and index futures contracts). The face or contract value of these instruments reflect the extent of the Funds’ exposure to off balance sheet risk. The primary risks associated with the use of futures contracts are an imperfect correlation between the change in fair value of the securities held by the Funds and the prices of futures contracts, and the possibility of an illiquid market. Upon entering into a futures contract, the Funds are required to deposit with a broker an amount, termed the initial margin, which typically represents 5% to 10% of the purchase price indicated in the futures contract. Payments to and from the broker, known as variation margin, are typically required to be made on a daily basis as the price of the futures contract fluctuates. Changes in initial settlement value are accounted for as unrealized appreciation (depreciation) until the contracts are terminated, at which time realized gains and losses are recognized.
For the period ended October 31, 2022, the following Funds entered into futures contracts primarily for the strategies listed below:
Funds Strategies
Unconstrained Total Return Fund Return enhancement and hedging
Short Duration Bond Fund Return enhancement and hedging
Multi-Strategy Income Fund Return enhancement, hedging, and exposing cash to markets
Multi-Asset Growth Strategy Fund Return enhancement, hedging, and exposing cash to markets

Russell Investment Company
Notes to Financial Statements, continued — October 31, 2022
Notes to Financial Statements 941
Swap Agreements
Certain Funds may enter into swap agreements, on either an asset-based or liability-based basis, depending on whether they are hedging their assets or their liabilities, and will usually enter into swaps on a net basis (i.e., the two payment streams are netted out, with the Funds receiving or paying only the net amount of the two payments). When a Fund engages in a swap, it exchanges its obligations to pay or rights to receive payments for the obligations to pay or rights to receive payments of another party (i.e., an exchange of floating rate payments for fixed rate payments).
Certain Funds may enter into several different types of swap agreements including credit default, interest rate, total return (equity and/or index) and/or currency swaps. Credit default swaps are a counterparty agreement which allows the transfer of third-party credit risk (the possibility that an issuer will default on its obligation by failing to pay principal or interest in a timely manner)
from one party to another. The lender faces the credit risk from a third-party and the counterparty in the swap agrees to insure this risk in exchange for regular periodic payments. Interest rate swaps are a counterparty agreement, can be customized to meet each party’s needs, and involve the exchange of a fixed or variable payment per period for a payment that is not fixed. Total return swaps are a counterparty agreement where two parties exchange two sets of cash flows on predetermined dates for an agreed upon amount of time. The cash flows will typically be an equity index value swapped with a floating rate such as LIBOR plus or minus a pre-defined spread. Total return swap agreements are a counterparty agreement intended to expose cash to markets or to effect investment transactions consistent with those Funds’ investment objectives and strategies. Currency swaps are a counterparty agreement where two parties exchange specified amounts of different currencies which are followed by each paying the other a series of interest payments that are based on the principal cash flow. At maturity the principal amounts are returned.
The Funds generally expect to enter into these transactions primarily to preserve a return or spread on a particular investment or portion of their portfolios or to protect against any increase in the price of securities they anticipate purchasing at a later date, or for return enhancement. Under most swap agreements entered into by a Fund, the parties’ obligations are determined on a “net basis”. The net amount of the excess, if any, of the Funds’ obligations over their entitlements with respect to each swap will be accrued on a daily basis and an amount of cash or liquid assets having an aggregate NAV at least equal to the accrued excess will be segregated. To the extent that the Funds enter into swaps on other than a net basis, the amount maintained in a segregated account will be the full amount of the Funds’ obligations, if any, with respect to such swaps, accrued on a daily basis. If there is a default by the other party to such a transaction, the Funds will have contractual remedies pursuant to the agreement related to the transaction.
Funds Strategies
Equity Income Fund Exposing cash to markets
Sustainable Equity Fund Exposing cash to markets
U.S. Strategic Equity Fund Exposing cash to markets
U.S. Small Cap Equity Fund Exposing cash to markets
International Developed Markets Fund Return enhancement, hedging, and exposing cash to markets
Global Equity Fund Return enhancement, hedging, and exposing cash to markets
Emerging Markets Fund Return enhancement, hedging, and exposing cash to markets
Tax-Managed U.S. Large Cap Fund Exposing cash to markets
Tax-Managed U.S. Mid & Small Cap Fund Exposing cash to markets
Tax-Managed International Equity Fund Return enhancement, hedging, and exposing cash to markets
Tax-Managed Real Assets Fund Exposing cash to markets
Opportunistic Credit Fund Return enhancement, hedging, and exposing cash to markets
Unconstrained Total Return Fund Return enhancement and hedging
Strategic Bond Fund Return enhancement, hedging, and exposing cash to markets
Investment Grade Bond Fund Return enhancement, hedging, and exposing cash to markets
Short Duration Bond Fund Return enhancement, hedging, and exposing cash to markets
Tax-Exempt High Yield Bond Fund Return enhancement and hedging
Tax-Exempt Bond Fund Return enhancement and hedging
Global Infrastructure Fund Exposing cash to markets
Global Real Estate Securities Fund Exposing cash to markets
Multi-Strategy Income Fund Return enhancement, hedging, and exposing cash to markets
Multi-Asset Growth Strategy Fund Return enhancement, hedging, and exposing cash to markets
Multifactor U.S. Equity Fund Exposing cash to markets
Multifactor International Equity Fund Return enhancement, hedging, and exposing cash to markets
Multifactor Bond Fund Return enhancement, hedging, and exposing cash to markets

Russell Investment Company
Notes to Financial Statements, continued — October 31, 2022
942 Notes to Financial Statements
A Fund may not receive the expected amount under a swap agreement if the other party to the agreement defaults or becomes bankrupt.
Credit Default Swaps
Certain Funds may enter into credit default swaps. A credit default swap can refer to corporate issues, government issues, asset-
backed securities or an index of assets, each known as the reference entity or underlying asset. Funds may act as either the buyer or the seller of a credit default swap involving one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. Depending upon the terms of the contract, the credit default swap may be closed via physical settlement. However, due to the possible or potential instability in the market, there is a risk that the seller may be unable to deliver the underlying debt security to the other party to the agreement. Additionally, Funds may not receive the expected amount under the swap agreement if the other party to the agreement defaults or becomes bankrupt.
In an unhedged credit default swap, the Funds would enter into a credit default swap without owning the underlying asset or debt issued by the reference entity. Credit default swaps allow the Funds to acquire or reduce credit exposure to a particular issuer, asset or basket of instruments.
As the seller of protection in a credit default swap, a Fund would be required to pay the par or other agreed-upon value (or otherwise perform according to the swap contract) of a reference debt obligation to the counterparty in the event of a default
(or other specified credit event) and the counterparty would be required to surrender the reference debt obligation. In return, the Fund would receive from the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Fund would keep the stream of payments and would have no payment obligations. As a seller of protection, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, that Fund would be subject to investment exposure on the notional amount of the swap.
Certain Funds may also purchase protection via credit default swap contracts in order to offset the risk of default of debt securities held in their portfolios or to take a short position in a debt security, in which case the Fund would function as the counterparty referenced in the preceding paragraph.
If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (i.e., the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). The Funds may use credit default swaps to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where the Funds own or have exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood (as measured by the credit default swap’s spread) of a particular issuer’s default.
Deliverable obligations for credit default swaps on asset-backed securities in most instances are limited to the specific referenced obligation as performance for asset-backed securities can vary across deals. Prepayments, principal paydowns, and other writedown or loss events on the underlying mortgage loans will reduce the outstanding principal balance of the referenced obligation. These reductions may be temporary or permanent as defined under the terms of the swap agreement and the notional amount for the swap agreement generally will be adjusted by corresponding amounts. Certain Funds may use credit default swaps on asset-backed securities to provide a measure of protection against defaults (or other defined credit events) of the referenced obligation or to take an active long or short position with respect to the likelihood of a particular referenced obligation’s default
(or another defined credit event).
Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices

Russell Investment Company
Notes to Financial Statements, continued — October 31, 2022
Notes to Financial Statements 943
changes periodically, usually every six months, and, for most indices, each name has an equal weight in the index. Traders may use credit default swaps on indices to speculate on changes in credit quality.
Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues as of period-end are disclosed in the Schedules of Investments and generally serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default (or other defined credit event) for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of entering into a credit default swap and may include upfront payments required to be made to enter into the agreement. For credit default swap agreements on asset-
backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing fair values, in absolute terms when compared to the notional amount of the swap, generally represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. The maximum potential amount of future payments (undiscounted) that a Fund as a seller of protection could be required to make under a credit default swap agreement equals the notional amount of the agreement. Notional amounts of all credit default swap agreements outstanding as of October 31, 2022, for which a Fund is the seller of protection, are disclosed in the Schedules of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a Fund for the same referenced entity or entities.
Credit default swaps could result in losses if the Funds do not correctly evaluate the creditworthiness of the company or companies on which the credit default swap is based. Credit default swap agreements may involve greater risks than if the Funds had invested in the reference obligation directly since, in addition to risks relating to the reference obligation, credit default swaps are subject to illiquidity and counterparty risk. A Fund will generally incur a greater degree of risk when it sells a credit default swap than when it purchases a credit default swap. As a buyer of a credit default swap, a Fund may lose its investment and recover nothing should a credit event fail to occur and the swap is held to its termination date. As seller of a credit default swap, if a credit event were to occur, the value of any deliverable obligation received by a Fund, coupled with the upfront or periodic payments previously received, may be less than what it pays to the buyer, resulting in a loss of value to the Fund.
If the creditworthiness of a Fund’s swap counterparty declines, the risk that the counterparty may not perform could increase, potentially resulting in a loss to the Fund. To limit the counterparty risk involved in swap agreements, the Funds will only enter into swap agreements with counterparties that meet certain standards of creditworthiness. Although there can be no assurance that the Funds will be able to do so, the Funds may be able to reduce or eliminate their exposure under a swap agreement either by assignment or other disposition, or by entering into an offsetting swap agreement with the same party or another creditworthy party. The Funds may have limited ability to eliminate their exposure under a credit default swap if the credit quality of the reference entity or underlying asset has declined.
For the period ended October 31, 2022, the following Funds entered into credit default swaps primarily for the strategies listed below:
Interest Rate Swaps
Certain Funds may enter into interest rate swaps. The use of interest rate swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If RIM or a money manager using this technique is incorrect in its forecast of fair values, interest rates and other applicable factors, the
Funds Strategies
Opportunistic Credit Fund Return enhancement, hedging, and exposing cash to markets
Unconstrained Total Return Fund Return enhancement and hedging
Strategic Bond Fund Return enhancement, hedging, and exposing cash to markets
Short Duration Bond Fund Return enhancement and hedging
Multi-Strategy Income Fund Return enhancement, hedging, and exposing cash to markets
Multi-Asset Growth Strategy Fund Return enhancement, hedging, and exposing cash to markets
Multifactor Bond Fund Return enhancement, hedging, and exposing cash to markets

Russell Investment Company
Notes to Financial Statements, continued — October 31, 2022
944 Notes to Financial Statements
investment performance of a Fund might diminish compared to what it would have been if this investment technique were not used.
Interest rate swaps do not involve the delivery of securities or other underlying assets or principal. Accordingly, the risk of loss with respect to interest rate swaps is limited to the net amount of interest payments that a Fund is contractually obligated to make. Interest rate swaps are traded on exchanges and are subject to central clearing. If the clearing house or futures commission merchant defaults, a Fund’s risk of loss consists of the net amount of interest payments that a Fund is contractually entitled to receive. The counterparty risk for cleared derivatives is generally lower than for uncleared derivatives. However, clearing may subject a Fund to increased costs or margin requirements.
For the period ended October 31, 2022, the following Funds entered into interest rate swaps primarily for the strategies listed below:
Total Return Swaps
Certain Funds may enter into total return swap agreements to expose cash to markets or to effect investment transactions. Total return swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard total return swap transaction, the two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular investments or instruments.
The returns to be exchanged between the parties are calculated with respect to a “notional amount” (i.e., a specified dollar amount that is hypothetically invested in a “basket” of securities representing a particular index).
For the period ended October 31, 2022, the following Funds entered into total return swaps primarily for the strategies listed below:
Currency Swaps
Certain Funds may enter into currency swap agreements to enhance returns or for hedging purposes. Currency swap agreements are agreements where two parties exchange specified amounts of different currencies which are followed by paying the other a series of interest payments that are based on the principal cash flow. At maturity, the principal amounts are exchanged.
For the period ended October 31, 2022, the Unconstrained Total Return Fund entered into currency swaps primarily for hedging strategies.
Master Agreements
Certain Funds are parties to International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master
Agreements”) with counterparties that govern transactions in OTC derivative and foreign exchange contracts entered into by the
Funds and those counterparties. The ISDA Master Agreements contain provisions for, among other things, general obligations, representations, agreements, collateral and events of default or termination. Events of termination and default include conditions that may entitle either party to elect to terminate early and cause settlement of all outstanding transactions under the applicable
ISDA Master Agreement. Any election to terminate early could be material to the financial statements. Since different types of forward and OTC financial derivative transactions have different mechanics and are sometimes traded out of different legal
Funds Strategies
Unconstrained Total Return Fund Return enhancement and hedging
Strategic Bond Fund Return enhancement and hedging
Short Duration Bond Fund Return enhancement and hedging
Multi-Strategy Income Fund Return enhancement, hedging, and exposing cash to markets
Multi-Asset Growth Strategy Fund Return enhancement, hedging, and exposing cash to markets
Funds Strategies
Multi-Strategy Income Fund Return enhancement, hedging, and exposing cash to markets
Multi-Asset Growth Strategy Fund Return enhancement, hedging, and exposing cash to markets

Russell Investment Company
Notes to Financial Statements, continued — October 31, 2022
Notes to Financial Statements 945
entities of a particular counterparty organization, each type of transaction may be covered by a different ISDA Master Agreement, resulting in the need for multiple agreements with a single counterparty. As the ISDA Master Agreements are specific to unique operations of different asset types, they allow a Fund to net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single agreement with a counterparty.
Master Repurchase Agreements (“Master Repo Agreements”) govern transactions between a Fund and select counterparties.
The Master Repo Agreements contain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral for repurchase and reverse repurchase agreements.
Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern the considerations and factors surrounding the settlement of certain forward settling transactions, such as delayed delivery by and between a Fund and select counterparties. The Master Forward Agreements contain provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral.
Disclosure about Offsetting Assets and Liabilities
Balance sheet disclosure is based on various netting agreements between brokers and counterparties, such as ISDA Master
Agreements, Master Repo Agreements and Master Forward Agreements. Certain Funds utilize multiple counterparties. The quantitative disclosure begins with disaggregation of counterparties by legal entity and the roll up of the data to reflect a single counterparty in the table within the Funds’ financial statements. Net exposure represents the net receivable (payable) that would be due from/to the counterparty in the event of default. Exposure from OTC derivatives can only be netted across transactions governed under the same Master Agreement with the same legal entity.
Loan Agreements
Certain Funds may invest in direct debt instruments, which are interests in amounts owed by corporate, governmental, or other borrowers to lenders or lending syndicates. The Funds’ investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the
“agent”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. When investing in a loan participation, the Funds have the right to receive payments of principal, interest and any fees to which they are entitled only from the agent selling the loan agreement and only upon receipt by the agent of payments from the borrower.
The Funds generally have no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Funds may be subject to the credit risk of both the borrower and the agent that is selling the loan agreement. When the Funds purchase assignments from agents they acquire direct rights against the borrower on the loan.
Local Access Products
Certain Funds may invest in local access products, also known as certificates of participation, participation notes or participation interest notes. Local access products are issued by banks or broker-dealers and are designed to replicate the performance of foreign companies or foreign securities markets and can be used by the Fund as an alternative means to access the securities market of a frontier emerging market country. The performance results of local access products will not replicate exactly the performance of the foreign companies or foreign securities markets that they seek to replicate due to transaction and other expenses. Investments in local access products involve certain risks in addition to those associated with a direct investment in the underlying foreign companies or foreign securities markets whose return they seek to replicate. There can be no assurance that there will be a trading market or that the trading price of local access products will equal the underlying value of the foreign company or foreign securities market that it seeks to replicate. The Funds rely on the creditworthiness of the counterparty issuing the local access products and have no rights against the issuer of the underlying security. The Funds seek to minimize this risk by entering into agreements only with counterparties that RIM deems creditworthy. Due to liquidity and transfer restrictions, the secondary markets on which the local access products are traded may be less liquid than the markets for other securities, or may be completely illiquid.
Credit Linked Notes
Certain Funds may invest in credit linked notes. Credit linked notes are obligations between two or more parties where the payment of principal and/or interest is based on the performance of some obligation, basket of obligations, index or economic

Russell Investment Company
Notes to Financial Statements, continued — October 31, 2022
946 Notes to Financial Statements
indicator (a “reference instrument”). In addition to the credit risk associated with the reference instrument and interest rate risk, the buyer and seller of a credit linked note or similar structured investment are subject to counterparty risk.
Short Sales
The Sustainable Equity, U.S. Strategic Equity and U.S. Small Cap Equity Funds may enter into short sale transactions. In a short sale, the seller sells a security that it does not own, typically a security borrowed from a broker or dealer. Because the seller remains liable to return the underlying security that it borrowed from the broker or dealer, the seller must purchase the security prior to the date on which delivery to the broker or dealer is required. A Fund will incur a loss as a result of the short sale if the price of the security increases between the date of the short sale and the date on which the Fund must return the borrowed security. A Fund will realize a gain if the security declines in price between those dates. Short sales expose a Fund to the risk of liability for the fair value of the security that is sold (the amount of which increases as the fair value of the underlying security increases), in addition to the costs associated with establishing, maintaining and closing out the short position.
Although a Fund’s potential for gain as a result of a short sale is limited to the price at which it sold the security short less the cost of borrowing the security, its potential for loss is theoretically unlimited because there is no limit to the cost of replacing the borrowed security. When a Fund makes a short sale, the Fund may use all or a portion of the cash proceeds of short sales to purchase other securities or for any other permissible Fund purpose. Each of the Sustainable Equity Fund, U.S. Strategic Equity
Fund and U.S. Small Cap Equity Fund may engage in short sale transactions that are effected through State Street Bank and Trust
Company (“State Street”) but reserve the right to engage in short sale transactions through one or more other counterparties. For short sale transactions effected through State Street, the Funds typically expect to collateralize short sale transactions through the Funds’ respective reciprocal lending activity with State Street (i.e., short sale transactions are collateralized by securities loaned to State Street for purposes of securities lending activities). The Funds may also deliver cash to State Street for purposes of collateralizing their short sales transactions or “memo pledge” securities as collateral, whereby assets are designated as collateral by State Street on State Street’s books but remain in a Fund’s custody account. Similar to the risks generally applicable to securities lending arrangements, participation in the reciprocal lending program subjects these Funds to the risk that State
Street could fail to return a security lent to it by a Fund, or fail to return the Fund’s cash collateral, a risk which would increase with any decline in State Street’s credit profile. However, the impact of State Street’s failure to return a security lent to it by a
Fund, or failure to return a Fund’s cash collateral, would be mitigated by the Fund’s right under such circumstances to decline to return the securities the Fund initially borrowed from State Street with respect to its short sale transactions. This risk may be heightened during periods of market stress and volatility, particularly if the type of collateral provided is different than the type of security borrowed (e.g., cash is provided as collateral for a loan of an equity security). To the extent necessary to meet collateral requirements associated with a short sale transaction involving a counterparty other than State Street, the Funds are required to pledge assets in a segregated account maintained by the Funds’ custodian for the benefit of the broker. The Funds may also use securities they own to meet any such collateral obligations. These requirements may result in the Funds being unable to purchase or sell securities or instruments when it would otherwise be favorable to do so, or in the Funds needing to sell holdings at a disadvantageous time to satisfy their obligations.
If the Fund’s prime broker fails to make or take delivery of a security as part of a short sale transaction, or fails to make a cash settlement payment, the settlement of the transaction may be delayed and the Fund may lose money.
As of October 31, 2022, the Sustainable Equity and U.S. Small Cap Equity Funds had securities on loan through the reciprocal lending program with a market value of, respectively, $14,243,984 and $29,316,454.
As of October 31, 2022, the Sustainable Equity Fund held $20,864,361, the U.S. Strategic Equity Fund held $198,657,935 and the U.S. Small Cap Equity Fund held $42,566,925 as collateral for short sales.
Securities Lending
The Investment Company has a securities lending program whereby each Fund can loan securities with a value up to 33 1/3%
of each Fund’s total assets. The maturity associated with these securities is considered continuous. The Fund receives cash (U.S.
currency), U.S. government or U.S. government agency obligations as collateral against the loaned securities. The collateral cannot be resold, repledged or rehypothecated. As of October 31, 2022, to the extent that a loan was collateralized by cash, such collateral was invested by the securities lending agent, Goldman Sachs Agency Lending (“GSAL”), in the U.S. Cash Collateral

Russell Investment Company
Notes to Financial Statements, continued — October 31, 2022
Notes to Financial Statements 947
Fund, an unregistered fund advised by RIM. The collateral received is recorded on a lending Fund’s Statement of Assets and
Liabilities along with the related obligation to return the collateral.
Income generated from the investment of cash collateral, less negotiated rebate fees paid to participating brokers, is divided between the Fund and the securities lending agent and is reported as securities lending income on the Fund's Statement of
Operations. To the extent that a loan is secured by non-cash collateral, brokers pay the Fund negotiated lenders’ fees, which are divided between the Fund and the securities lending agent and are recorded as securities lending income for the Fund.
All collateral received will be in an amount at least equal to 102% (for loans of U.S. securities) or 105% (for loans of non-
U.S. securities) of the fair value of the loaned securities at the inception of each loan. The fair value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund the next day.
Should the borrower of the securities fail financially, there is a risk of delay in recovery of the securities or loss of rights in the collateral.
Emerging Markets Securities
Certain Funds may invest in emerging markets securities. Investing in emerging markets securities can pose some risks different from, and greater than, risks of investing in U.S. or developed markets securities. These risks include: a risk of loss due to exposure to economic structures that are generally less diverse and mature, and to political systems which may have less stability, than those of more developed countries; smaller market capitalization of securities markets, which may suffer periods of relative illiquidity (including as a result of a significant reduction in the number of market participants or transactions); significant price volatility; restrictions on foreign investment; possible difficulties in the repatriation of investment income and capital including as a result of the closure of securities markets in an emerging market country; and generally, less stringent investor protection standards as compared with investments in U.S. or other developed market equity securities. In addition, foreign investors may be required to register the proceeds of sales and future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization, or creation of government monopolies. The currencies of emerging market countries may experience significant declines against the U.S. dollar, and devaluation may occur subsequent to investments in these currencies by the Funds. Emerging market securities may be subject to currency transfer restrictions and may experience delays and disruptions in settlement procedures for such securities. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries. Emerging market countries may be more likely to experience the imposition of economic sanctions by foreign governments. In addition, emerging market countries may be subject to less stringent requirements regarding accounting, auditing, financial reporting and record keeping and therefore, all material information may not be available or reliable. U.S.
regulatory authorities’ ability to enforce legal and/or regulatory obligations against individuals or entities, and shareholders’
ability to bring derivative litigation or otherwise enforce their legal rights, in emerging market countries may be limited.
Emerging Markets Debt
Certain Funds may invest in emerging markets debt. A Fund’s emerging markets debt securities may include obligations of governments and corporations. As with any fixed income securities, emerging markets debt securities are subject to the risk of being downgraded in credit rating due to the risk of default. In the event of a default on any investments in foreign debt obligations, it may be more difficult for a Fund to obtain or to enforce a judgment against the issuers of such securities. With respect to debt issued by emerging market governments, such issuers may be unwilling to pay interest and repay principal when due, potentially due either to an inability to pay or submission to political pressure not to pay, and as a result may default, declare temporary suspensions of interest payments or require that the conditions for payment be renegotiated.
Repurchase Agreements
Certain Funds may enter into repurchase agreements. A repurchase agreement is an agreement under which a Fund acquires a fixed income security from a commercial bank, broker or dealer and simultaneously agrees to resell such security to the seller at an agreed upon price and date (normally within a few days or weeks). The resale price reflects an agreed upon interest rate effective for the period the security is held by a Fund and is unrelated to the interest rate on the security. The securities acquired by a Fund constitute collateral for the repurchase obligation. In these transactions, the securities acquired by a Fund (including accrued interest earned thereon) must have a total value in excess of the value of the repurchase agreement and must be held

Russell Investment Company
Notes to Financial Statements, continued — October 31, 2022
948 Notes to Financial Statements
by the custodian bank until repurchased. A Fund will not invest more than 15% of its net assets (taken at current fair value) in repurchase agreements maturing in more than seven days.
Mortgage-Related and Other Asset-Backed Securities
Certain Funds may invest in mortgage or other asset-backed securities (“ABS”). These securities may include mortgage instruments issued by U.S. government agencies (“agency mortgages”) or those issued by private entities (“non-agency mortgages”). Specific types of instruments may include reverse mortgages, mortgage pass-through securities, collateralized mortgage obligations (“CMO”), commercial mortgage-backed securities, mortgage dollar rolls, CMO residuals, stripped mortgage-backed securities and other securities that directly or indirectly represent a participation in, or are secured by a payable from, mortgage loans on real property. The value of a Fund’s mortgage-backed securities (“MBS”) may be affected by, among other things, changes or perceived changes in interest rates, factors concerning the interests in and structure of the issuer or the originator of the mortgage, or the quality of the underlying assets. The mortgages underlying the securities may default or decline in quality or value. Through its investments in MBS, a Fund has exposure to subprime loans, Alt-A loans and non-
conforming loans as well as to the mortgage and credit markets generally. Underlying collateral related to subprime, Alt-A and non-conforming mortgage loans has become increasingly susceptible to defaults and declines in quality or value, especially in a declining residential real estate market. In addition, regulatory or tax changes may adversely affect the mortgage securities markets as a whole.
Mortgage-Backed Securities
MBS often have stated maturities of up to thirty years when they are issued, depending upon the length of the mortgages underlying the securities. In practice, however, unscheduled or early payments of principal and interest on the underlying mortgages may make the securities’ effective maturity shorter than this, and the prevailing interest rates may be higher or lower than the current yield of a Fund’s portfolio at the time resulting in reinvestment risk.
Rising or high interest rates may result in slower than expected principal payments which may tend to extend the duration of
MBS, making them more volatile and more sensitive to changes in interest rates. This is known as extension risk.
MBS may have less potential for capital appreciation than comparable fixed income securities due to the likelihood of increased prepayments of mortgages resulting from foreclosures or declining interest rates. These foreclosed or refinanced mortgages are paid off at face value (par) or less, causing a loss, particularly for any investor who may have purchased the security at a premium or a price above par. In such an environment, this risk limits the potential price appreciation of these securities.
Agency Mortgage-Backed Securities
Certain MBS may be issued or guaranteed by the U.S. government or a government sponsored entity, such as Fannie Mae
(the Federal National Mortgage Association) or Freddie Mac (the Federal Home Loan Mortgage Corporation). Although these instruments may be guaranteed by the U.S. government or a government sponsored entity, many such MBS are not backed by the full faith and credit of the United States and are still exposed to the risk of non-payment.
Privately Issued Mortgage-Backed Securities
MBS held by a Fund may be issued by private issuers including commercial banks, savings associations, mortgage companies, investment banking firms, finance companies and special purpose finance entities (called special purpose vehicles or SPVs) and other entities that acquire and package mortgage loans for resale as MBS. These privately issued non-agency MBS may offer higher yields than those issued by government agencies, but also may be subject to greater price changes than governmental issues. Subprime loans refer to loans made to borrowers with weakened credit histories or with a lower capacity to make timely payments on their loans. Alt-A loans refer to loans extended to borrowers who have incomplete documentation of income, assets, or other variables that are important to the credit underwriting processes. Non-conforming mortgages are loans that do not meet the standards that allow purchase by government-sponsored enterprises. MBS with exposure to subprime loans, Alt-A loans or nonconforming loans have had in many cases higher default rates than those loans that meet government underwriting requirements. The risk of non-payment is greater for MBS that are backed by mortgage pools that contain subprime, Alt-A and non-conforming loans, but a level of risk exists for all loans.

Russell Investment Company
Notes to Financial Statements, continued — October 31, 2022
Notes to Financial Statements 949
Unlike agency MBS issued or guaranteed by the U.S. government or a government-sponsored entity (e.g., Fannie Mae and
Freddie Mac), MBS issued by private issuers do not have a government or government-sponsored entity guarantee, but may have credit enhancements provided by external entities such as banks or financial institutions or achieved through the structuring of the transaction itself. Examples of such credit support arising out of the structure of the transaction include the issue of senior and subordinated securities (e.g., the issuance of securities by an SPV in multiple classes or tranches, with one or more classes being senior to other subordinated classes as to the payment of principal and interest, with the result that defaults on the underlying mortgage loans are borne first by the holders of the subordinated class); creation of reserve funds (in which case cash or investments, sometimes funded from a portion of the payments on the underlying mortgage loans, are held in reserve against future losses); and overcollateralization (in which case the scheduled payments on, or the principal amount of, the underlying mortgage loans exceeds that required to make payment on the securities and pay any servicing or other fees). However, there can be no guarantee that credit enhancements, if any, will be sufficient to prevent losses in the event of defaults on the underlying mortgage loans. In addition, MBS that are issued by private issuers are not subject to the underwriting requirements for the underlying mortgages that are applicable to those MBS that have a government or government-sponsored entity guarantee. As a result, the mortgage loans underlying private MBS may, and frequently do, have less favorable collateral, credit risk or other underwriting characteristics than government or government-sponsored MBS and have wider variances in a number of terms including interest rate, term, size, purpose and borrower characteristics. Privately issued pools more frequently include second mortgages, high loan-to-value mortgages and manufactured housing loans. The coupon rates and maturities of the underlying mortgage loans in a private-label MBS pool may vary to a greater extent than those included in a government guaranteed pool, and the pool may include subprime mortgage loans.
Privately issued MBS are not traded on an exchange and there may be a limited market for the securities, especially when there is a perceived weakness in the mortgage and real estate market sectors. Without an active trading market, MBS held in a Fund’s portfolio may be particularly difficult to value because of the complexities involved in assessing the value of the underlying mortgage loans.
Asset-Backed Securities
ABS may include MBS, loans, receivables or other assets. The value of the Funds’ ABS may be affected by, among other things, actual or perceived changes in interest rates, factors concerning the interests in and structure of the issuer or the originator of the receivables, the market’s assessment of the quality of underlying assets or actual or perceived changes in the credit worthiness of the individual borrowers, the originator, the servicing agent or the financial institution providing the credit support.
Payment of principal and interest may be largely dependent upon the cash flows generated by the assets backing the securities.
Rising or high interest rates tend to extend the duration of ABS, making them more volatile and more sensitive to changes in interest rates. The underlying assets are sometimes subject to prepayments which can shorten the security’s weighted average life and may lower its return. Defaults on loans underlying ABS have become an increasing risk for ABS that are secured by home equity loans related to sub-prime, Alt-A or non-conforming mortgage loans, especially in a declining residential real estate market.
ABS (other than MBS) present certain risks that are not presented by MBS. Primarily, these securities may not have the benefit of any security interest in the related assets. Credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. There is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on these securities. ABS are often backed by a pool of assets representing the obligations of a number of different parties. To lessen the effect of failures by obligors on underlying assets to make payments, the securities may contain elements of credit support which fall into two categories: (i) liquidity protection, and
(ii) protection against losses resulting from ultimate default by an obligor on the underlying assets. Liquidity protection refers to the provision of advances, generally by the entity administering the pool of assets, to ensure that the receipt of payments on the underlying pool occurs in a timely fashion. Protection against losses results from payment of the insurance obligations on at least a portion of the assets in the pool. This protection may be provided through guarantees, policies or letters of credit obtained by the issuer or sponsor from third parties, through various means of structuring the transaction or through a combination of such approaches. The Funds will not pay any additional or separate fees for credit support. The degree of credit support provided for each issue is generally based on historical information respecting the level of credit risk associated with the underlying assets.

Russell Investment Company
Notes to Financial Statements, continued — October 31, 2022
950 Notes to Financial Statements
Delinquency or loss in excess of that anticipated or failure of the credit support could adversely affect the return on an investment in such a security. The availability of ABS may be affected by legislative or regulatory developments. It is possible that such developments may require the Funds to dispose of any then-existing holdings of such securities.
Forward Commitments
Certain Funds may contract to purchase securities for a fixed price at a future date beyond customary settlement time. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The Funds may dispose of a forward commitment transaction prior to settlement if it is appropriate to do so and may realize short-term gains (or losses) upon such sale. When effecting such transactions, liquid assets of the Funds, in a dollar amount sufficient to make payment for the portfolio securities to be purchased, will be earmarked on the Fund’s records at the trade date and until the transaction is settled. A forward commitment transaction involves a risk of loss if the value of the security to be purchased declines prior to the settlement date or the other party to the transaction fails to complete the transaction.
Certain Funds may invest in to-be-announced (“TBA”) mortgage-backed securities. A TBA security is a forward mortgage-
backed securities trade in which a seller agrees to issue a TBA mortgage-backed security at a future date. The securities are purchased and sold on a forward commitment basis with an approximate principal amount and maturity date. A Fund may enter into TBA commitments to purchase securities and/or enter into TBA sale commitments to hedge its portfolio positions, to sell securities it owns under delayed delivery arrangements, or take a short position in mortgage-backed securities. Due to timing differences, TBAs may be reflected as Securities Sold Short in the Schedule of Investments. The actual principal amount and maturity date will be determined upon settlement when the specific mortgage pools are assigned. These securities are within the parameters of industry “good delivery” standards.
Inflation-Indexed Bonds
Certain Funds may invest in inflation-indexed securities, which are typically bonds or notes designed to provide a return higher than the rate of inflation (based on a designated index) if held to maturity. A common type of inflation-indexed security is a U.S.
Treasury Inflation-Protected Security (“TIPS”). The principal of a TIPS increases with inflation and decreases with deflation, as measured by the Consumer Price Index. When a TIPS matures, the adjusted principal or original principal is paid, whichever is greater. TIPS pay interest twice a year, at a fixed rate. The rate is applied to the adjusted principal; so, like the principal, interest payments rise with inflation and fall with deflation.
Guarantees
In the normal course of business, the Funds may enter into contracts that contain a variety of representations which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.
LIBOR
The Funds may invest in certain instruments including, but not limited to, repurchase agreements, collateralized loan obligations and mortgage-backed securities, that rely in some fashion upon LIBOR. LIBOR is an average interest rate, determined by the
ICE Benchmark Administration, that banks charge one another for the use of short-term money. The United Kingdom’s Financial
Conduct Authority (“FCA”), which regulates LIBOR, announced plans to phase out the use of LIBOR by the end of 2021.
However, subsequent announcements by the FCA, the LIBOR administrator and other regulators indicate that it is possible that certain of the most widely used LIBORs may continue until mid-2023. There remains uncertainty regarding the future utilization of LIBOR and the nature of any replacement rate (e.g., the Secured Overnight Financing Rate, which is intended to replace U.S.
dollar LIBOR and measures the cost of overnight borrowings through repurchase agreement transactions collateralized with
U.S. Treasury securities). Any potential effects of the transition away from LIBOR on the Funds or on certain instruments in which a Fund invests can be difficult to ascertain, and they may vary depending on factors that include, but are not limited to: (i)
existing fallback or termination provisions in individual contracts and (ii) whether, how, and when industry participants develop and adopt new reference rates and fallbacks for both legacy and new products and instruments. For example, certain of the
Funds’ investments may involve individual contracts that have no existing fallback provision or language that contemplates the discontinuation of LIBOR, and those investments could experience increased volatility or illiquidity as a result of the transition process. In addition, interest rate provisions included in such contracts may need to be renegotiated in contemplation of the

Russell Investment Company
Notes to Financial Statements, continued — October 31, 2022
Notes to Financial Statements 951
transition away from LIBOR. The transition may also result in a reduction in the value of certain instruments held by a Fund, including those described in this paragraph, or a reduction in the effectiveness of related Fund transactions such as hedges. Any such effects of the transition away from LIBOR, as well as other unforeseen effects, could result in losses to a Fund.
Market, Credit and Counterparty Risk
In the normal course of business, the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to a transaction to perform (credit risk). Similar to credit risk, the Funds may also be exposed to counterparty risk or risk that an institution or other entity with which the Funds have unsettled or open transactions will default. The potential loss could exceed the value of the relevant assets recorded in the Funds’ financial statements (the “Assets”). The Assets consist principally of cash due from counterparties and investments. The extent of the Funds’ exposure to market, credit and counterparty risks with respect to the Assets approximates their carrying value as recorded in the Funds’ Statements of Assets and Liabilities.
Global economies and financial markets are becoming increasingly interconnected and political and economic conditions
(including recent instability and volatility due to international trade disputes) and events (including natural disasters, pandemics, epidemics, social unrest and government shutdowns) in one country, region or financial market may adversely impact issuers in a different country, region or financial market. As a result, issuers of securities held by a Fund may experience significant declines in the value of their assets and even cease operations. Such conditions and/or events may not have the same impact on all types of securities and may expose a Fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held. This could cause a Fund to underperform other types of investments.
From time to time, outbreaks of infectious illness, public health emergencies and other similar issues (“public health events”)
may occur in one or more countries around the globe. Such public health events have had significant impacts on both the country in which the event is first identified as well as other countries in the global economy. Public health events have reduced consumer demand and economic output in one or more countries subject to the public health event, resulted in restrictions on trading and market closures (including for extended periods of time), increased substantially the volatility of financial markets, and, more generally, have had a significant negative impact on the economy of the country or countries subject to the public health event.
Public health events have also adversely affected the global economy, global supply chains and the securities in which the Funds invest across a number of industries, sectors and asset classes. The extent of the impact depends on, among other factors, the scale and duration of any such public health event. Public health events have resulted in the governments of affected countries taking potentially significant measures to seek to mitigate the transmission of the infectious illness or other public health issue including, among other measures, imposing travel restrictions and/or quarantines and limiting the operations of non-essential businesses. Any of these events could adversely affect a Fund’s investments and performance, including by exacerbating other pre-existing political, social and economic risks. Governmental authorities and other entities may respond to such events with fiscal and/or monetary policy changes. It is not guaranteed that these policy changes will have their intended effect and it is possible that the implementation of or subsequent reversal of such policy changes could increase volatility in financial markets, which could adversely affect a Fund’s investments and performance.
Russia’s large-scale invasion of Ukraine in early 2022 and the geo-political events that followed have impacted the Funds’
operations. The Funds are restricted from trading and repatriating any currency or securities denominated in Russian Rubles, therefore the fair value of Russian securities held by the Funds were valued at zero shortly after the invasion. Certain of these securities may have produced income prior to the onset of the conflict, but are considered non-income producing until income balances are able to be repatriated in the future.
3. Investment Transactions
Securities
During the period ended October 31, 2022, the Funds’ purchases and sales of investment securities (excluding U.S. government and agency obligations, short-term investments, options and repurchase agreements) were as follows:
Purchases Sales
Equity Income Fund $ 91,921,545 $ 99,067,275
Sustainable Equity Fund 307,676,696 356,406,993

Russell Investment Company
Notes to Financial Statements, continued — October 31, 2022
952 Notes to Financial Statements
During the period ended October 31, 2022, the Funds’ purchases and sales of U.S. government and agency obligations (excluding short-term investments, options and repurchase agreements) were as follows:
4. Related Party Transactions, Fees and Expenses
Adviser, Administrator, Transfer and Dividend Disbursing Agent
RIM provides or oversees the provision of all investment advisory and portfolio management services for the Funds. From its advisory fees received from the Funds, RIM, as agent for RIC, pays all fees to the money managers for their investment advisory services. Each money manager has agreed that it will look only to RIM for the payment of the money manager’s fee, after RIC has paid RIM. Fees paid to the money managers are not affected by any voluntary or statutory expense limitations. RIFUS is the
Funds’ administrator and transfer agent. RIFUS, in its capacity as the Funds’ administrator, provides or oversees the provision of all administrative services for the Funds. RIFUS, in its capacity as the Funds’ transfer agent and dividend disbursing agent, is responsible for providing transfer agency and dividend disbursing services to the Funds. RIFUS is a wholly-owned subsidiary of RIM. RIM is an indirect, wholly-owned subsidiary of Russell Investments Group, Ltd.
The Funds are permitted to invest their cash (i.e., cash awaiting investment or cash held to meet redemption requests or to pay expenses) in the U.S. Cash Management Fund, an unregistered fund advised by RIM. Each Fund’s investment in the U.S. Cash
Management Fund is disclosed within the Fund’s Schedule of Investments. In addition, all or a portion of the collateral received
Purchases Sales
U.S. Strategic Equity Fund 3, 182 , 621 , 412 3,609 , 858 , 473
U.S. Small Cap Equity Fund 1,136,656,544 1,377,563,316
International Developed Markets Fund 542,367,156 619,878,046
Global Equity Fund 442 , 971 , 355 550 , 559 , 556
Emerging Markets Fund 715,618,346 750,152,046
Tax-Managed U.S. Large Cap Fund 3,354,905,302 2,689,532,780
Tax-Managed U.S. Mid & Small Cap Fund 1,026,560,123 844,664,099
Tax-Managed International Equity Fund 2, 314 , 096 , 227 1, 781 , 666 , 017
Tax-Managed Real Assets Fund 495,831,988 345,784,190
Opportunistic Credit Fund 322 , 138 , 897 2 74 , 302 , 834
Unconstrained Total Return Fund 94,452,382 95,891,855
Strategic Bond Fund 1, 196 , 436 , 106 1, 989 , 742 , 295
Investment Grade Bond Fund 138,830,862 242,488,173
Short Duration Bond Fund 176 , 061 , 615 139 , 674 , 683
Tax-Exempt High Yield Bond Fund 957,565,990 684,346,363
Tax-Exempt Bond Fund 2,295,188,400 1,740,866,834
Global Infrastructure Fund 50,473,558 65,135,912
Global Real Estate Securities Fund 471,974,449 533,194,679
Multi-Strategy Income Fund 455 , 746 , 364 513,585,495
Multi-Asset Growth Strategy Fund 660 , 557 , 786 678 , 037 , 255
Multifactor U.S. Equity Fund 140,940,128 269,637,903
Multifactor International Equity Fund 104,407,686 127,238,701
Multifactor Bond Fund 21,777,584 21,966,840
Purchases Sales
Opportunistic Credit Fund $ 7,179,642 $ 7,187,324
Unconstrained Total Return Fund 53,404,020 75,758,262
Strategic Bond Fund 466,576,400 593,706,050
Investment Grade Bond Fund 214,739,727 251,586,806
Short Duration Bond Fund 7 6 ,949, 593 74,998,132
Multi-Strategy Income Fund 379 , 620 , 754 386 , 866 , 190
Multi-Asset Growth Strategy Fund 478 , 204 , 201 477 , 696 , 794
Multifactor Bond Fund 2,963,881 5,881,279

Russell Investment Company
Notes to Financial Statements, continued — October 31, 2022
Notes to Financial Statements 953
from the Investment Company’s securities lending program is invested in the U.S. Cash Collateral Fund, an unregistered fund advised by RIM. Each Fund’s investment in the U.S. Cash Collateral Fund is disclosed within the Fund’s Schedule of Investments.
An affiliated company is a company in which a Fund has ownership of at least 5% of the voting securities or which the Fund controls, is controlled by or is under common control with. See each Fund’s Related Party Transactions, Fees and Expenses for
disclosure of transactions with affiliated companies.
Each of the Funds pays the following advisory fee directly to RIM, billed monthly on a pro rata basis and calculated as a specified percentage of the average daily net assets of each of the Funds:
Funds Asset Level Fee
Equity Income Fund All assets .55%
Sustainable Equity Fund All assets .55%
U.S. Strategic Equity Fund First $1 billion .75%
Next $2 billion .71%
Next $3 billion .68%
In excess of $6 billion .66%
U.S. Small Cap Equity Fund All assets .70%
International Developed Markets Fund All assets .70%
Global Equity Fund First $1 billion .95%
Next $2 billion .91%
Next $3 billion .88%
In excess of $6 billion .86%
Emerging Markets Fund First $1 billion 1.15%
Next $2 billion 1.11%
Next $3 billion 1.08%
In excess of $6 billion 1.06%
Tax-Managed U.S. Large Cap Fund First $1 billion .70%
Next $2 billion .66%
Next $3 billion .63%
Next $2 billion .61%
In excess of $8 billion .59%
Tax-Managed U.S. Mid & Small Cap Fund First $1 billion .98%
Next $2 billion .94%
Next $3 billion .91%
In excess of $6 billion .89%
Tax-Managed International Equity Fund First $1 billion .85%
Next $2 billion .81%
Next $3 billion .78%
In excess of $6 billion .76%
Tax-Managed Real Assets Fund First $1 billion .85%
Next $2 billion .81%
Next $3 billion .78%
In excess of $6 billion .76%
Opportunistic Credit Fund First $1 billion 1.00%
Next $2 billion .96%
Next $3 billion .93%
In excess of $6 billion .91%
Unconstrained Total Return Fund First $1 billion 1.00%
Next $2 billion .96%

Russell Investment Company
Notes to Financial Statements, continued — October 31, 2022
954 Notes to Financial Statements
The administrative fee of up to 0.05% specified in the table below is based on the average daily net assets of each Fund and is payable monthly to RIFUS.
Funds Asset Level Fee
Next $3 billion .93%
In excess of $6 billion .91%
Strategic Bond Fund First $1 billion .50%
Next $2 billion .46%
Next $3 billion .43%
In excess of $6 billion .41%
Investment Grade Bond Fund All assets .25%
Short Duration Bond Fund First $1 billion .45%
Next $2 billion .41%
Next $3 billion .38%
In excess of $6 billion .36%
Tax-Exempt High Yield Bond Fund All assets .50%
Tax-Exempt Bond Fund All assets .30%
Global Infrastructure Fund First $1 billion 1.25%
Next $2 billion 1.21%
Next $3 billion 1.18%
In excess of $6 billion 1.16%
Global Real Estate Securities Fund First $1 billion .80%
Next $2 billion .76%
Next $3 billion .73%
In excess of $6 billion .71%
Multi-Strategy Income Fund First $1 billion .75%
Next $2 billion .71%
Next $3 billion .68%
In excess of $6 billion .66%
Multi-Asset Growth Strategy Fund First $1 billion .85%
Next $2 billion .81%
Next $3 billion .78%
In excess of $6 billion .76%
Multifactor U.S. Equity Fund All assets .30%
Multifactor International Equity Fund All assets .45%
Multifactor Bond Fund All assets .15%

Russell Investment Company
Notes to Financial Statements, continued — October 31, 2022
Notes to Financial Statements 955
* Administrative fees are assessed on total Fund assets based on a tiered fee schedule.
Funds Administrator*
Equity Income Fund .05%
Sustainable Equity Fund .05
U.S. Strategic Equity Fund .05
U.S. Small Cap Equity Fund .05
International Developed Markets Fund .05
Global Equity Fund .05
Emerging Markets Fund .05
Tax-Managed U.S. Large Cap Fund .05
Tax-Managed U.S. Mid & Small Cap Fund .05
Tax-Managed International Equity Fund .05
Tax-Managed Real Assets Fund .05
Opportunistic Credit Fund .05
Unconstrained Total Return Fund .05
Strategic Bond Fund .05
Investment Grade Bond Fund .05
Short Duration Bond Fund .05
Tax-Exempt High Yield Bond Fund .05
Tax-Exempt Bond Fund .05
Global Infrastructure Fund .05
Global Real Estate Securities Fund .05
Multi-Strategy Income Fund .05
Multi-Asset Growth Strategy Fund .05
Multifactor U.S. Equity Fund .05
Multifactor International Equity Fund .05
Multifactor Bond Fund .05

Russell Investment Company
Notes to Financial Statements, continued — October 31, 2022
956 Notes to Financial Statements
The following shows the respective totals for advisory and administrative fees for the period ended October 31, 2022.
RIM has agreed to certain waivers of its advisory fees as follows:
For the Equity Income Fund, RIM has contractually agreed, until February 28, 2023, to waive 0.05% of its 0.55% advisory fee.
This waiver may not be terminated during the relevant period except with Board approval. The total amount of the waiver for the period ended October 31, 2022 was $123,356.
For the Sustainable Equity Fund, RIM has contractually agreed, until February 28, 2023, to waive up to the full amount of its advisory fee and then to reimburse the Fund for other direct Fund-level expenses, excluding dividend and interest expenses on short sales, to the extent that direct Fund-level expenses exceed 0.66% of the average daily net assets of that Fund on an annual basis. This waiver and reimbursement may not be terminated during the relevant period except with Board approval. Direct
Fund-level expenses for the Sustainable Equity Fund do not include 12b-1 fees, shareholder services fees, transfer agency fees, infrequent and/or unusual expenses, or the expenses of other investment companies in which the Fund invests which are borne indirectly by the Fund. The total amount of the waiver for the period ended October 31, 2022 was $190,586. There were no reimbursements for the period ended October 31, 2022.
For the U.S. Strategic Equity Fund, RIM has contractually agreed, until February 28, 2023, to waive up to the full amount of its advisory fee and then to reimburse the Fund for other direct Fund-level expenses, excluding dividend and interest expenses on short sales, to the extent that direct Fund-level expenses exceed 0.56% of the average daily net assets of that Fund on an annual basis. This waiver and reimbursement may not be terminated during the relevant period except with Board approval. Direct
Fund-level expenses for the U.S. Strategic Equity Fund do not include 12b-1 fees, shareholder services fees, transfer agency fees, infrequent and/or unusual expenses, or the expenses of other investment companies in which the Fund invests which are
Advisory Administrative
Equity Income Fund
$ 1,356,912 $ 118,982
Sustainable Equity Fund
1,367,885 119,909
U.S. Strategic Equity Fund
26,027,340 1,753,181
U.S. Small Cap Equity Fund
8,766,300 603,721
International Developed Markets Fund
12,395,738 853,770
Global Equity Fund
10,767,545 549,407
Emerging Markets Fund
12,518,176 525,043
Tax-Managed U.S. Large Cap Fund
39,071,388 2,893,735
Tax-Managed U.S. Mid & Small Cap Fund
12,791,220 635,774
Tax-Managed International Equity Fund
22,871,222 1,337,984
Tax-Managed Real Assets Fund
7,102,903 403,088
Opportunistic Credit Fund
6,798,445 327,872
Unconstrained Total Return Fund
1,542,437 74,377
Strategic Bond Fund
16,392,533 1,692,511
Investment Grade Bond Fund
1,588,412 306,265
Short Duration Bond Fund
1,844,858 197,817
Tax-Exempt High Yield Bond Fund
8,209,684 791,986
Tax-Exempt Bond Fund
12,946,562 2,081,599
Global Infrastructure Fund
1,064,967 41,087
Global Real Estate Securities Fund
5,665,738 341,406
Multi-Strategy Income Fund
3,814,110 245,140
Multi-Asset Growth Strategy Fund
7,299,164 413,988
Multifactor U.S. Equity Fund
2,035,710 327,149
Multifactor International Equity Fund
1,384,791 148,369
Multifactor Bond Fund
49,752 15,991

Russell Investment Company
Notes to Financial Statements, continued — October 31, 2022
Notes to Financial Statements 957
borne indirectly by the Fund. The total amount of the waiver for the period ended October 31, 2022 was $8,730,723. There were no reimbursements for the period ended October 31, 2022.
For the International Developed Markets Fund, RIM has contractually agreed, until February 28, 2023, to waive up to the full amount of its advisory fee and then to reimburse the Fund for other direct Fund-level expenses to the extent that direct Fund-
level expenses exceed 0.77% of the average daily net assets of that Fund on an annual basis. This waiver and reimbursement may not be terminated during the relevant period except with Board approval. Direct Fund-level expenses for the International
Developed Markets Fund do not include 12b-1 fees, shareholder services fees, transfer agency fees, infrequent and/or unusual expenses, or the expenses of other investment companies in which the Fund invests which are borne indirectly by the Fund. The total amount of the waiver for the period ended October 31, 2022 was $683,486. There were no reimbursements for the period ended October 31, 2022.
For the Global Equity Fund, RIM has contractually agreed, until February 28, 2023, to waive up to the full amount of its advisory fee and then to reimburse the Fund for other direct Fund-level expenses to the extent that direct Fund-level expenses exceed 0.79% of the average daily net assets of that Fund on an annual basis. This waiver and reimbursement may not be terminated during the relevant period except with Board approval. Direct Fund-level expenses for the Global Equity Fund do not include 12b-1 fees, shareholder services fees, transfer agency fees, infrequent and/or unusual expenses, or the expenses of other investment companies in which the Fund invests which are borne indirectly by the Fund. The total amount of the waiver for the period ended October 31, 2022 was $2,953,908. There were no reimbursements for the period ended October 31, 2022.
For the Emerging Markets Fund, RIM has entered into a contractual fee waiver agreement, until February 28, 2023, that results in an effective advisory fee not to exceed 0.831%. This waiver may not be terminated during the relevant period except with
Board approval. The total amount of the waiver for the period ended October 31, 2022 was $3,439,857.
For the Tax-Managed U.S. Large Cap Fund, RIM has contractually agreed, until February 28, 2023, to waive up to the full amount of its advisory fee and then to reimburse the Fund for other direct Fund-level expenses to the extent that direct Fund-
level expenses exceed 0.72% of the average daily net assets of that Fund on an annual basis. This waiver and reimbursement may not be terminated during the relevant period except with Board approval. Direct Fund-level expenses for the Tax-Managed U.S.
Large Cap Fund do not include 12b-1 fees, shareholder services fees, transfer agency fees, infrequent and/or unusual expenses, or the expenses of other investment companies in which the Fund invests which are borne indirectly by the Fund. The total amount of the waiver for the period ended October 31, 2022 was $722,056. There were no reimbursements for the period ended
October 31, 2022.
For the Tax-Managed U.S. Mid & Small Cap Fund, RIM has contractually agreed, until February 28, 2023, to waive up to the full amount of its advisory fee and then to reimburse the Fund for other direct Fund-level expenses to the extent that direct Fund-
level expenses exceed 1.05% of the average daily net assets of that Fund on an annual basis. This waiver and reimbursement may not be terminated during the relevant period except with Board approval. Direct Fund-level expenses for the Tax-Managed
U.S. Mid & Small Cap Fund do not include 12b-1 fees, shareholder services fees, transfer agency fees, infrequent and/or unusual expenses, or the expenses of other investment companies in which the Fund invests which are borne indirectly by the Fund. The total amount of the waiver for the period ended October 31, 2022 was $287,424. There were no reimbursements for the period ended October 31, 2022.
For the Tax-Managed International Equity Fund, RIM has contractually agreed, until February 28, 2023, to waive up to the full amount of its advisory fee and then to reimburse the Fund for other direct Fund-level expenses to the extent that direct Fund-
level expenses exceed 0.84% of the average daily net assets of that Fund on an annual basis. This waiver and reimbursement may not be terminated during the relevant period except with Board approval. Direct Fund-level expenses for the Tax-Managed
International Equity Fund do not include 12b-1 fees, shareholder services fees, transfer agency fees, infrequent and/or unusual expenses, or the expenses of other investment companies in which the Fund invests which are borne indirectly by the Fund. The total amount of the waiver for the period ended October 31, 2022 was $2,619,998. There were no reimbursements for the period ended October 31, 2022.
For the Tax-Managed Real Assets Fund, RIM has contractually agreed, until February 28, 2023, to waive up to the full amount of its advisory fee and then to reimburse the Fund for other direct Fund-level expenses to the extent that direct Fund-level expenses exceed 0.88% of the average daily net assets of that Fund on an annual basis. This waiver and reimbursement may not be terminated during the relevant period except with Board approval. Direct Fund-level expenses for the Tax-Managed Real

Russell Investment Company
Notes to Financial Statements, continued — October 31, 2022
958 Notes to Financial Statements
Assets Fund do not include 12b-1 fees, shareholder services fees, transfer agency fees, infrequent and/or unusual expenses, or the expenses of other investment companies in which the Fund invests which are borne indirectly by the Fund. The total amount of the waiver for the period ended October 31, 2022 was $742,536. There were no reimbursements for the period ended October
31, 2022.
For the Opportunistic Credit Fund, RIM has entered into a contractual fee waiver agreement, until February 28, 2023, that results in an effective advisory fee not to exceed 0.531%. This waiver may not be terminated during the relevant period except with
Board approval. The total amount of the waiver for the period ended October 31, 2022 was $2,983,252.
For the Unconstrained Total Return Fund, RIM has contractually agreed, until February 28, 2023, to waive up to the full amount of its advisory fee and then to reimburse the Fund for other direct Fund-level expenses, to the extent that direct Fund-level expenses exceed 0.67% of the average daily net assets of that Fund on an annual basis. This waiver and reimbursement may not be terminated during the relevant period except with Board approval. Direct Fund-level expenses for the Unconstrained Total
Return Fund do not include 12b-1 fees, shareholder services fees, transfer agency fees, infrequent and/or unusual expenses, or the expenses of other investment companies in which the Fund invests which are borne indirectly by the Fund. The total amount of the waiver for the period ended October 31, 2022 was $936,316. There were no reimbursements for the period ended October
31, 2022.
For the Strategic Bond Fund, RIM has contractually agreed, until February 28, 2023, to waive up to the full amount of its advisory fee and then to reimburse the Fund for other direct Fund-level expenses to the extent that direct Fund-level expenses exceed 0.435% of the average daily net assets of that Fund on an annual basis. This waiver and reimbursement may not be terminated during the relevant period except with Board approval. Direct Fund-level expenses for the Strategic Bond Fund do not include 12b-1 fees, shareholder services fees, transfer agency fees, infrequent and/or unusual expenses, or the expenses of other investment companies in which the Fund invests which are borne indirectly by the Fund. The total amount of the waiver for the period ended October 31, 2022 was $4,247,352. There were no reimbursements for the period ended October 31, 2022.
For the Investment Grade Bond Fund, RIM has contractually agreed, until February 28, 2023, to waive up to the full amount of its advisory fee and then to reimburse the Fund for other direct Fund-level expenses to the extent that direct Fund-level expenses exceed 0.32% of the average daily net assets of that Fund on an annual basis. This waiver and reimbursement may not be terminated during the relevant period except with Board approval. Direct Fund-level expenses for the Investment Grade
Bond Fund do not include 12b-1 fees, shareholder services fees, transfer agency fees, infrequent and/or unusual expenses, or the expenses of other investment companies in which the Fund invests which are borne indirectly by the Fund. The total amount of the waiver for the period ended October 31, 2022 was $403,091. There were no reimbursements for the period ended October
31, 2022.
For the Short Duration Bond Fund, RIM has entered into a contractual fee waiver agreement, until February 28, 2023, that results in an effective advisory fee not to exceed 0.306%. This waiver may not be terminated during the relevant period except with Board approval. The total amount of the waiver for the period ended October 31, 2022 was $590,354.
For the Tax-Exempt High Yield Bond Fund, RIM has contractually agreed, until February 28, 2023, to waive up to the full amount of its advisory fee and then to reimburse the Fund for other direct Fund-level expenses, to the extent that direct Fund-
level expenses exceed 0.44% of the average daily net assets of that Fund on an annual basis. This waiver and reimbursement may not be terminated during the relevant period except with Board approval. Direct Fund-level expenses for the Tax-Exempt
High Yield Bond Fund do not include 12b-1 fees, shareholder services fees, transfer agency fees, infrequent and/or unusual expenses, or the expenses of other investment companies in which the Fund invests which are borne indirectly by the Fund. The total amount of the waiver for the period ended October 31, 2022 was $2,507,214. There were no reimbursements for the period ended October 31, 2022.
For the Global Infrastructure Fund, RIM has contractually agreed, until February 28, 2023, to waive up to the full amount of its advisory fee and then to reimburse the Fund for other direct Fund-level expenses to the extent that direct Fund-level expenses exceed 0.85% of the average daily net assets of that Fund on an annual basis. This waiver and reimbursement may not be terminated during the relevant period except with Board approval. Direct Fund-level expenses for the Global Infrastructure Fund do not include 12b-1 fees, shareholder services fees, transfer agency fees, infrequent and/or unusual expenses, or the expenses of other investment companies in which the Fund invests which are borne indirectly by the Fund. The total amount of the waiver for the period ended October 31, 2022 was $736,960. There were no reimbursements for the period ended October 31, 2022.

Russell Investment Company
Notes to Financial Statements, continued — October 31, 2022
Notes to Financial Statements 959
For the Global Real Estate Securities Fund, RIM has entered into a contractual fee waiver agreement, until February 28, 2023, that results in an effective advisory fee not to exceed 0.75%. This waiver may not be terminated during the relevant period except with Board approval. The total amount of the waiver for the period ended October 31, 2022 was $354,109.
For the Multi-Strategy Income Fund, RIM has contractually agreed, until February 28, 2023, to waive up to the full amount of its advisory fee and then to reimburse the Fund for other direct Fund-level expenses to the extent that direct Fund-level expenses exceed 0.57% of the average daily net assets of that Fund on an annual basis. This waiver and reimbursement may not be terminated during the relevant period except with Board approval. Direct Fund-level expenses for the Multi-Strategy Income
Fund do not include 12b-1 fees, shareholder services fees, transfer agency fees, infrequent and/or unusual expenses, or the expenses of other investment companies in which the Fund invests which are borne indirectly by the Fund. The total amount of the waiver for the period ended October 31, 2022 was $1,929,860. There were no reimbursements for the period ended October
31, 2022.
For the Multi-Asset Growth Strategy Fund, RIM has contractually agreed, until February 28, 2023, to waive up to the full amount of its advisory fee and then to reimburse the Fund for other direct Fund-level expenses to the extent that such expenses exceed
0.73% of the average daily net assets of the Fund on an annual basis. This waiver and reimbursement may not be terminated during the relevant period except with Board approval. Direct Fund-level expenses do not include 12b-1 fees, shareholder services fees, transfer agency fees, infrequent and/or unusual expenses, or the expenses of other investment companies in which the Fund invests which are borne indirectly by the Fund. The total amount of the advisory waiver for the period ended October
31, 2022 was $2,642,958. The total amount of the reimbursement for the period ended October 31, 2022 was $39,341.
For the Multifactor U.S. Equity Fund, RIM has contractually agreed, until February 28, 2023, to waive up to the full amount of its advisory fee and then to reimburse the Fund for other direct Fund-level expenses, to the extent such direct Fund-level expenses exceed 0.35% of the average daily net assets of that Fund on an annual basis. This waiver and reimbursement may not be terminated during the relevant period except with Board approval. Direct Fund-level expenses for the Multifactor U.S.
Equity Fund do not include 12b-1 fees, shareholder services fees, transfer agency fees, infrequent and/or unusual expenses, or the expenses of other investment companies in which the Fund invests which are borne indirectly by the Fund. The total amount of the waiver for the period ended October 31, 2022 was $435,623. There were no reimbursements for the period ended October
31, 2022.
For the Multifactor International Equity Fund, RIM has contractually agreed, until February 28, 2023, to waive up to the full amount of its advisory fee and then to reimburse the Fund for other direct Fund-level expenses, to the extent such direct Fund-
level expenses exceed 0.44% of the average daily net assets of that Fund on an annual basis. This waiver and reimbursement may not be terminated during the relevant period except with Board approval. Direct Fund-level expenses for the Multifactor
International Equity Fund do not include 12b-1 fees, shareholder services fees, transfer agency fees, infrequent and/or unusual expenses, or the expenses of other investment companies in which the Fund invests which are borne indirectly by the Fund. The total amount of the waiver for the period ended October 31, 2022 was $576,884. There were no reimbursements for the period ended October 31, 2022.
For the Multifactor Bond Fund, RIM has contractually agreed, until February 28, 2023, to waive up to the full amount of its advisory fee and then to reimburse the Fund for other direct Fund-level expenses, to the extent such direct Fund-level expenses exceed 0.26% of the average daily net assets of that Fund on an annual basis. This waiver and reimbursement may not be terminated during the relevant period except with Board approval. Direct Fund-level expenses for the Multifactor Bond Fund do not include 12b-1 fees, shareholder services fees, transfer agency fees, infrequent and/or unusual expenses, or the expenses of other investment companies in which the Fund invests which are borne indirectly by the Fund. The total amount of the waiver for the period ended October 31, 2022 was $49,752. The total amount of the reimbursement for the period ended October 31,
2022 was $255,970.
RIM does not have the ability to recover amounts waived or reimbursed from previous periods.
Transfer and Dividend Disbursing Agent
RIFUS serves as transfer agent and provides dividend disbursing services to the Funds. For this service, RIFUS is paid a fee based upon the average daily net assets of the Funds for transfer agency and dividend disbursing services. Transfer agency fees are class-level expenses and may differ by class. RIFUS retains a portion of this fee for services provided to the Funds and pays

Russell Investment Company
Notes to Financial Statements, continued — October 31, 2022
960 Notes to Financial Statements
the balance to unaffiliated agents who assist in providing these services. Transfer agency fees paid by the Funds presented herein for the period ended October 31, 2022 were as follows:
RIFUS has contractually agreed to waive, through February 28, 2023, a portion of its transfer agency fees for certain classes of certain Funds as set forth below:
Amount
Equity Income Fund
$ 456,346
Sustainable Equity Fund
480,013
U.S. Strategic Equity Fund
7,273,169
U.S. Small Cap Equity Fund
2,250,275
International Developed Markets Fund
3,439,619
Global Equity Fund
278,993
Emerging Markets Fund
2,023,438
Tax-Managed U.S. Large Cap Fund
12,000,266
Tax-Managed U.S. Mid & Small Cap Fund
2,636,430
Tax-Managed International Equity Fund
5,548,606
Tax-Managed Real Assets Fund
1,671,271
Opportunistic Credit Fund
1,351,894
Unconstrained Total Return Fund
188,993
Strategic Bond Fund
5,655,678
Investment Grade Bond Fund
1,198,124
Short Duration Bond Fund
579,128
Tax-Exempt High Yield Bond Fund
3,283,874
Tax-Exempt Bond Fund
8,631,042
Global Infrastructure Fund
157,807
Global Real Estate Securities Fund
1,209,129
Multi-Strategy Income Fund
752,666
Multi-Asset Growth Strategy Fund
1,446,041
Multifactor U.S. Equity Fund
302,031
Multifactor International Equity Fund
231,943
Multifactor Bond Fund
1,459
Funds/Classes Waivers
Equity Income Fund-Class S .04%
Sustainable Equity Fund-Class S .04
U.S. Strategic Equity Fund-Class A, C, & S .02
U.S. Strategic Equity Fund-Class M .12
U.S. Small Cap Equity Fund-Class M .14
U.S. Small Cap Equity Fund-Class R6 .02
U.S. Small Cap Equity Fund-Class S .04
International Developed Markets Fund-Class M .14
International Developed Markets Fund-Class S .04
Global Equity Fund-Class M .10
Emerging Markets Fund-Class A, C, R6 & S .02
Emerging Markets Fund-Class M .12
Tax-Managed U.S. Large Cap Fund-Class M .10
Tax-Managed U.S. Mid & Small Cap Fund-Class A .02
Tax-Managed U.S. Mid & Small Cap Fund-Class C & S .05
Tax-Managed U.S. Mid & Small Cap Fund-Class M .15
Tax-Managed International Equity Fund-Class M .10
Tax-Managed Real Assets Fund-Class M .10
Opportunistic Credit Fund-Class A,C & S .12
Opportunistic Credit Fund-Class M .17

Russell Investment Company
Notes to Financial Statements, continued — October 31, 2022
Notes to Financial Statements 961
For the period ended October 31, 2022, the total transfer agency fee waivers are as follows:
Unconstrained Total Return Fund-Class M .10
Strategic Bond Fund-Class A & C .04
Strategic Bond Fund-Class M .16
Strategic Bond Fund-Class S .06
Strategic Bond Fund-Class R6 .02
Investment Grade Bond Fund-Class M .14
Investment Grade Bond Fund-Class S .04
Investment Grade Bond Fund-Class R6 .02
Short Duration Bond Fund-Class A,C & S .12
Short Duration Bond Fund-Class M .17
Short Duration Bond Fund-Class R6 .02
Tax-Exempt High Yield Bond Fund-Class M .10
Tax-Exempt High Yield Bond Fund-Class S .03
Tax-Exempt Bond Fund-Class A .02
Tax-Exempt Bond Fund-Class C & S .06
Tax-Exempt Bond Fund-Class M .16
Global Infrastructure Fund-Class A,C & S .02
Global Infrastructure Fund-Class M .12
Global Real Estate Securities Fund-Class M .10
Global Real Estate Securities Fund-Class R6 .02
Multi-Strategy Income Fund-Class M .10
Multi-Asset Growth Strategy Fund-Class M .10
Multifactor U.S. Equity Fund-Class M .15
Multifactor U.S. Equity Fund-Class R6 .02
Multifactor International Equity Fund-Class M .15
Multifactor International Equity Fund-Class R6 .02
Amount
Equity Income Fund $ 73,886
Sustainable Equity Fund 76,806
U.S. Strategic Equity Fund 1,333,803
U.S. Small Cap Equity Fund 587,657
International Developed Markets Fund 995,272
Global Equity Fund 7,194
Emerging Markets Fund 339,489
Tax-Managed U.S. Large Cap Fund 1,498,626
Tax-Managed U.S. Mid & Small Cap Fund 963,439
Tax-Managed International Equity Fund 777,620
Tax-Managed Real Assets Fund 266,190
Opportunistic Credit Fund 859,543
Unconstrained Total Return Fund 26,917
Strategic Bond Fund 2,277,527
Investment Grade Bond Fund 289,043
Short Duration Bond Fund 358,406
Tax-Exempt High Yield Bond Fund 830,896
Tax-Exempt Bond Fund 3,804,164
Global Infrastructure Fund 24,775
Global Real Estate Securities Fund 108,591
Multi-Strategy Income Fund 45,797
Multi-Asset Growth Strategy Fund 147,800
Multifactor U.S. Equity Fund 33,115
Multifactor International Equity Fund 31,885

Russell Investment Company
Notes to Financial Statements, continued — October 31, 2022
962 Notes to Financial Statements
Distributor and Shareholder Servicing
Russell Investments Financial Services, LLC (the “Distributor”), a wholly owned subsidiary of RIM, serves as a distributor for
RIC, pursuant to a distribution agreement with RIC.
The Investment Company has a distribution plan pursuant to Rule 12b-1 (the “Plan”) under the Investment Company Act. Under this Plan, the Investment Company is authorized to make payments to the Distributor, or any selling agents, as defined in the
Plan, for sales support services provided and related expenses incurred which are primarily intended to result in the sale of the
Class A and Class C Shares subject to the Plan. 12b-1 distribution payments are 0.25% or 0.75% of the average daily net assets of a Fund’s Class A or Class C Shares, respectively, on an annual basis.
In addition, the Investment Company has adopted a Shareholder Services Plan (the “Services Plan”) under which the Funds may make payments to the Distributor or any servicing agent for any activities or expenses primarily intended to assist, support or service the servicing agents’ clients who beneficially own Class C Shares of the Funds. The shareholder servicing payments shall not exceed 0.25% of the average daily net assets of a Fund’s Class C Shares on an annual basis.
The aggregate initial sales charges, contingent deferred sales charges (“CDSC”) and asset-based sales charges on Class A and
Class C Shares of the Funds may not exceed 7.25% and 6.25%, respectively, of total gross sales, and are subject to certain exclusions. Pursuant to the rules of the Financial Industry Regulatory Authority (“FINRA”), these limitations are imposed at the class level of each Fund rather than on a per shareholder basis. Therefore, long-term shareholders may pay more than the economic equivalent of the maximum sales charges permitted by FINRA.
Aggregate initial sales charges and CDSC do not represent expenses of the Funds. These charges are deducted from the proceeds of sales of fund shares prior to investment, or from redemption proceeds prior to remittance, as applicable. The Distributor has advised the Funds of the following commission transactions related to the sales and redemptions of the Funds’ Class A Shares for the period ended October 31, 2022:
Affiliated Brokerage Transactions
A money manager may effect portfolio transactions for the segment of a Fund’s portfolio assigned to the money manager with a broker-dealer affiliated with a Fund, the money manager or RIM, including Russell Investments Implementation Services,
LLC (“RIIS”), a registered broker-dealer and investment adviser and an affiliate of RIM, as well as with brokers affiliated with
CDSC Retained by
Distributor
Aggregate
Front-End
Sales Charges
Front-End
Sales Charges
Retained by
Distributor
Equity Income Fund $ — $ 84,087 $ 11,712
Sustainable Equity Fund — 4,061 728
U.S. Strategic Equity Fund — 13,281 2,425
U.S. Small Cap Equity Fund — 7,732 1,387
International Developed Markets Fund — 8,281 1,515
Global Equity Fund — 5,010 920
Emerging Markets Fund — 3,895 753
Tax-Managed U.S. Large Cap Fund 5,360 142,244 23,278
Tax-Managed U.S. Mid & Small Cap Fund 401 45,948 6,935
Tax-Managed International Equity Fund 5,606 53,637 9,101
Tax-Managed Real Assets Fund 162 12,629 2,161
Opportunistic Credit Fund — 2,065 419
Strategic Bond Fund — 8,157 1,616
Investment Grade Bond Fund — 562 103
Short Duration Bond Fund — 1,046 208
Tax-Exempt High Yield Bond Fund — 39,107 3,261
Tax-Exempt Bond Fund 773 25,756 5,230
Global Infrastructure Fund 741 4,832 781
Global Real Estate Securities Fund — 18,731 3,101
Multi-Strategy Income Fund — 19,973 4,160
Multi-Asset Growth Strategy Fund — 672 121
Multifactor U.S. Equity Fund — 14,988 2,564

Russell Investment Company
Notes to Financial Statements, continued — October 31, 2022
Notes to Financial Statements 963
other money managers. All or substantially all of the portfolio transactions that RIM effects for the Funds are executed through
RIIS. RIIS uses a multi-venue trade management approach whereby RIIS allocates trades among RIIS’ network of independent brokers for execution, clearing and other services. Trades placed through RIIS and its independent brokers are made (i) to manage trading associated with changes in money managers, rebalancing across existing money managers, cash flows and other portfolio transitions, (ii) to execute portfolio securities transactions for the portion of each Fund’s assets that RIM determines not to allocate to money managers, (iii) to execute portfolio securities transactions for the portion of a Fund’s assets that RIM manages based upon model portfolios provided by the Fund’s non-discretionary managers or (iv) to execute money manager’s portfolio securities transactions for the segment of a Fund’s portfolio assigned to the money manager. RIM has authorized RIIS to effect certain futures, swaps, OTC derivative transactions, and cleared swaps, including foreign currency spots, forwards and options trading on behalf of the Funds.
The Funds are permitted to purchase or sell securities from or to certain affiliated funds under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by the Funds from or to another fund or portfolio that are, or could be, considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a -7 of the Investment Company Act. Further, as defined under the procedures, each transaction is effected at the current market value.
During the period ended October 31, 2022, the Funds engaged in purchases and sales of securities pursuant to Rule 17a -7 of the
Investment Company Act, as follows (amounts in thousands):
Board of Trustees
The Russell Investments fund complex consists of RIC, which has 31 funds and Russell Investment Funds (“RIF”), which has nine funds. Each of the Trustees on the Board is a Trustee of RIC and RIF. The Russell Investments fund complex compensates each Trustee who is not an employee of RIM or its affiliates. Trustee compensation and expenses are allocated to each Fund based on its net assets relative to other funds in the Russell Investments fund complex.
For the period ended October 31, 2022, the regular compensation paid to the Trustees by the Russell Investments fund complex was $2,226,400.
5. Federal Income Taxes
As of October 31, 2022, the following Funds had net tax basis capital loss carryforwards which may be applied against any net realized taxable gains, if any. Available capital loss carryforwards are as follows:
Purchases Sales
Realized Gain (Loss)
Tax-Exempt High Yield Bond Fund $ 27,762,314 $ 8,963,601
$ (706,117)
Tax-Exempt Bond Fund 230,878,682 209,870,799
(10,018,684)

Russell Investment Company
Notes to Financial Statements, continued — October 31, 2022
964 Notes to Financial Statements
6. Record Ownership
As of October 31, 2022, the following table includes shareholders of record with greater than 10% of the total outstanding shares of each respective Fund:
No Expiration
Funds Short-Term Long-Term Totals
Global Equity Fund $ 23,803,540 $ — $ 23,803,540
Emerging Markets Fund 38,670,623 — 38,670,623
Tax-Managed U.S. Large Cap Fund 142,991,786 — 142,991,786
Tax-Managed U.S. Mid & Small Cap Fund 57,728,513 — 57,728,513
Tax-Managed International Equity Fund 410,717,182 — 410,717,182
Tax-Managed Real Assets Fund 38,148,963 — 38,148,963
Opportunistic Credit Fund 23,877,770 60,107,171 83,984,941
Unconstrained Total Return Fund — 14,039,005 14,039,005
Strategic Bond Fund 133,837,555 173,606,487 307,444,042
Investment Grade Bond Fund 21,980,902 25,776,904 47,757,806
Short Duration Bond Fund 1,789,263 1,877,961 3,667,224
Tax-Exempt High Yield Bond Fund 38,986,354 4,504,835 43,491,189
Tax-Exempt Bond Fund 60,256,824 19,807,561 80,064,385
Global Real Estate Securities Fund 25,572,579 — 25,572,579
Multi-Strategy Income Fund 28,711,768 — 28,711,768
Multi-Asset Growth Strategy Fund 41,327,179 10,020,418 51,347,597
Multifactor International Equity Fund 44,567,187 15,222,299 59,789,486
Multifactor Bond Fund 1,024,563 540,432 1,564,995
# of Shareholders %
Equity Income Fund 3 49.2
Sustainable Equity Fund 3 49.3
U.S. Strategic Equity Fund 4 79.4
U.S. Small Cap Equity Fund 4 72.5
International Developed Markets Fund 4 74.9
Global Equity Fund 3 63.1
Emerging Markets Fund 4 71.9
Tax-Managed U.S. Large Cap Fund 4 78.2
Tax-Managed U.S. Mid & Small Cap Fund 5 86.3
Tax-Managed International Equity Fund 4 80.5
Tax-Managed Real Assets Fund 4 76.6
Opportunistic Credit Fund 4 83.6
Unconstrained Total Return Fund 5 66.0
Strategic Bond Fund 4 61.5
Investment Grade Bond Fund 3 68.9
Short Duration Bond Fund 3 60.4
Tax-Exempt High Yield Bond Fund 4 81.0
Tax-Exempt Bond Fund 4 78.1
Global Infrastructure Fund 2 52.7
Global Real Estate Securities Fund 3 60.5
Multi-Strategy Income Fund 3 61.2
Multi-Asset Growth Strategy Fund 4 6 2 . 7
Multifactor U.S. Equity Fund 5 90.0
Multifactor International Equity Fund 4 79.2
Multifactor Bond Fund 2 100.0

Russell Investment Company
Notes to Financial Statements, continued — October 31, 2022
Notes to Financial Statements 965
7. Restricted Securities
Restricted securities are subject to contractual restrictions on resale, are often issued in private placement transactions, and are not registered under the Securities Act of 1933, as amended (“the Act”). The most common types of restricted securities are those sold under Rule 144A of the Act and commercial paper sold under Section 4(2) of the Act.
See each Fund’s Schedule of Investments for a list of securities that have been footnoted as restricted.
8. Commitments and Contingencies
Certain Funds enter into certain credit agreements, all or a portion of which may be unfunded. The Funds are obligated to fund these loan commitments at the borrowers’ discretion. Unfunded loan commitments and funded portions of credit agreements are marked to market daily and any unrealized appreciation or depreciation is included in the Statements of Assets and Liabilities and the Statements of Operations. Funded portions of credit agreements are presented in the Schedules of Investments. The unfunded loan commitments are footnoted in the Schedules of Investments. As of October 31, 2022, the Funds had no unfunded loan commitments.
9. Line of Credit
The Funds participate in a $200 million unsecured line of credit agreement with State Street Bank and Trust Company (the
“Credit Agreement”), which is currently in effect through March 15, 2023, but may be renewed on an annual basis thereafter.
Borrowings made by the Funds will be utilized solely for temporary or emergency purposes as contemplated by the Investment
Company Act including, without limitation, funding shareholder redemptions. Interest on borrowing is charged to a Fund at a variable rate as determined in accordance with the Credit Agreement. In addition, a commitment fee computed at an annual rate of 0.20% on the daily unused portion of the line of credit is allocated among the participating Funds pro-rata based on average daily net assets for the applicable period. The Funds are subject to certain covenants contained in the Credit Agreement. Failure to comply with these covenants could cause the acceleration of the repayment of the amount outstanding under the Credit
Agreement.
Expenses associated with the line of credit, such as legal fees and the commitment fee, are shown on the Statement of Operations as miscellaneous fees. The Funds did not make any borrowings under the line of credit during the period ended October 31,
2022.
10. Subsequent Events
Management has evaluated the events and/or transactions that have occurred through the date the financial statements were issued and determined no events have occurred that require disclosure.

Report of Independent Registered Public Accounting Firm
966 Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Russell Investment Company and Shareholders of Equity Income Fund, Sustainable Equity Fund, U.S.
Strategic Equity Fund, U.S. Small Cap Equity Fund, International Developed Markets Fund, Global Equity Fund, Emerging Markets
Fund, Tax-Managed U.S. Large Cap Fund, Tax-Managed U.S. Mid & Small Cap Fund, Tax-Managed International Equity Fund,
Tax-Managed Real Assets Fund, Opportunistic Credit Fund, Unconstrained Total Return Fund, Strategic Bond Fund, Investment
Grade Bond Fund, Short Duration Bond Fund, Tax-Exempt High Yield Bond Fund, Tax-Exempt Bond Fund, Global Infrastructure
Fund, Global Real Estate Securities Fund, Multi-Strategy Income Fund, Multi-Asset Growth Strategy Fund, Multifactor U.S. Equity
Fund, Multifactor International Equity Fund and Multifactor Bond Fund
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Equity Income
Fund, Sustainable Equity Fund, U.S. Strategic Equity Fund, U.S. Small Cap Equity Fund, International Developed Markets Fund,
Global Equity Fund, Emerging Markets Fund, Tax-Managed U.S. Large Cap Fund, Tax-Managed U.S. Mid & Small Cap Fund,
Tax-Managed International Equity Fund, Tax-Managed Real Assets Fund, Opportunistic Credit Fund, Unconstrained Total Return
Fund, Strategic Bond Fund, Investment Grade Bond Fund, Short Duration Bond Fund, Tax-Exempt High Yield Bond Fund, Tax-
Exempt Bond Fund, Global Infrastructure Fund, Global Real Estate Securities Fund, Multi-Strategy Income Fund, Multi-Asset
Growth Strategy Fund, Multifactor U.S. Equity Fund, Multifactor International Equity Fund and Multifactor Bond Fund (twenty-
five of the funds constituting Russell Investment Company, hereafter collectively referred to as the “Funds”) as of October 31,
2022, the related statements of operations for the year ended October 31, 2022, the statements of changes in net assets for each of the two years in the period ended October 31, 2022, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of October 31, 2022, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended October 31, 2022 and each of the financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the
United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the
Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting
Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the
U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2022 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

Report of Independent Registered Public Accounting Firm
Report of Independent Registered Public Accounting Firm 967
December 22, 2022
We have served as the auditor of one or more investment companies in the Russell Investments family of funds since 1981.
PricewaterhouseCoopers LLP, 1420 Fifth Avenue, Suite 2800, Seattle, WA 98101
T: (206) 398 3000, F: (206) 398 3100, www.pwc.com/us

Russell Investment Company
Tax Information — October 31, 2022 (Unaudited)
968 Tax Information
For the tax year ended October 31, 2022, the Funds hereby designate 100% or the maximum amount allowable, of its net taxable income as qualified dividends taxed at individual net capital gain rates.
For the tax year ended October 31, 2022, the Funds hereby designate under Section 871(k)(2)(c) of the Internal Revenue Code, the maximum amount allowable as a short-term capital gains dividend for purposes of the tax imposed under Section 871(a)(1)(A)
of the Code. This applies to nonresident alien shareholders only.
The Form 1099 you receive in January 2023 will show the tax status of all distributions paid to your account in calendar year
2022.
The Funds designate dividends distributed during the fiscal year as qualifying for the dividends received deduction for corporate shareholders as follows:
Equity Income Fund
100.0%
Sustainable Equity Fund
67.7%
U.S. Strategic Equity Fund
100.0%
U.S. Small Cap Equity Fund
100.0%
International Developed Markets Fund
0.0%
Global Equity Fund
18.6%
Emerging Markets Fund
0.0%
Tax-Managed U.S. Large Cap Fund
100.0%
Tax-Managed U.S. Mid & Small Cap Fund
0.0%
Tax-Managed International Equity Fund
0.0%
Tax-Managed Real Assets Fund
17.2%
Opportunistic Credit Fund
0.0%
Unconstrained Total Return Fund
0.0%
Strategic Bond Fund
0.0%
Investment Grade Bond Fund
0.0%
Short Duration Bond Fund
0.0%
Tax-Exempt High Yield Bond Fund
0.0%
Tax-Exempt Bond Fund
0.0%
Global Infrastructure Fund
48.6%
Global Real Estate Securities Fund
0.0%
Multi-Strategy Income Fund
8.5%
Multi-Asset Growth Strategy Fund
100.0%
Multifactor U.S. Equity Fund
100.0%
Multifactor International Equity Fund
0.0%
Multifactor Bond Fund
0.0%

Russell Investment Company
Tax Information, continued — October 31, 2022 (Unaudited)
Tax Information 969
Pursuant to Section 852 of the Internal Revenue Code, the Funds designate the following amounts as long-term capital gain dividends for their taxable year ended October 31, 2022:
Please consult a tax adviser for any questions about federal or state income tax laws.
The Funds listed below paid foreign taxes and recognized foreign source income during the taxable year ended October 31, 2022.
Pursuant to Section 853 of the Internal Revenue Code, the Funds designate the following per share amounts of foreign taxes paid and income earned from foreign sources:
Pursuant to Section 852(b)(5)(A) of the Internal Revenue Code, the following Funds designate distributions from net investment income as exempt interest dividends during the taxable year ended October 31, 2022:
Equity Income Fund
$ 18,663,506
Sustainable Equity Fund
41,432,360
U.S. Strategic Equity Fund
269,830,093
U.S. Small Cap Equity Fund
174,063,310
Global Equity Fund
35,269,031
Emerging Markets Fund
115,048,264
Tax-Managed U.S. Mid & Small Cap Fund
1,423,577
Strategic Bond Fund
18,707,765
Investment Grade Bond Fund
2,666,591
Short Duration Bond Fund
993,304
Global Infrastructure Fund
7,409,302
Global Real Estate Securities Fund
21,605,886
Multi-Strategy Income Fund
999,624
Multi-Asset Growth Strategy Fund
10,409,368
Multifactor U.S. Equity Fund
36,027,431
Multifactor Bond Fund
98,627
Fund Name
Foreign
Taxes Paid
Foreign
Taxes
Paid
Per Share
Foreign Source
Income
Foreign
Source
Income Per
Share
International Developed Markets Fund
$6,387,426 $0.1453 $58,796,341 $1.3375
Global Equity Fund
2,280,598 0.0168 22,511,122 0.1663
Emerging Markets Fund
7,287,935 0.1146 46,297,798 0.7282
Tax-Managed International Equity Fund
9,914,436 0.0355 89,286,378 0.3195
Global Infrastructure Fund
168,655 0.0184 1,623,180 0.1768
Multifactor International Equity Fund
1,071,109 0.0365 11,446,516 0.3905
Tax-Exempt High Yield Bond Fund
$ 55,367,087
Tax-Exempt Bond Fund
105,131,286

Russell Investment Company
Affiliated Brokerage Transactions — October 31, 2022 (Unaudited)
970 Affiliated Brokerage Transactions
As discussed in Note 5 in the Notes to Financial Statements contained in this annual report, a money manager may effect portfolio transactions for the segment of a Fund’s portfolio assigned to the money manager with a broker-dealer affiliated with a Fund, the money manager or RIM, including Russell Investments Implementation Services, LLC (“RIIS”), a registered broker and investment adviser and an affiliate of RIM, as well as with brokers affiliated with other money managers. All or substantially all of the portfolio transactions that RIM effects for the Funds are executed through RIIS. RIIS uses a multi-venue trade management approach whereby
RIIS allocates trades among RIIS’ network of independent brokers for execution, clearing, and other services. Trades placed through
RIIS and its independent brokers are made (i) to manage trading associated with changes in money managers, rebalancing across existing money managers, cash flows and other portfolio transitions, (ii) to execute portfolio securities transactions for the portion of a Fund’s assets that RIM determines not to allocate to money managers strategies, (iii) to execute portfolio securities transactions for the portion of a Fund’s assets that RIM manages based upon model portfolios provided by the Fund’s non-discretionary managers or (iv) to execute a money manager’s portfolio securities transactions for the segment of a Fund’s portfolio assigned to the money manager. RIM has authorized RIIS to effect certain futures, swaps, OTC derivative transactions, and cleared swaps, including foreign currency spots, forwards and options trading on behalf of the Funds. Brokerage commission amounts received by broker/
dealers that were affiliated with the Funds, RIM or the relevant money managers for the period ended October 31, 2022 were as follows:
Fund Name
Affiliated
Broker
Robert W.
Baird &
Co. Inc.
RIIS UBS
Financial
Services Inc
Equity Income Fund $ — $ 8,163 $ —
Sustainable Equity Fund — 5,311 205
U.S. Strategic Equity Fund — 199,782 —
U.S. Small Cap Equity Fund 154 221,348 392
International Developed Markets Fund — 179,903 —
Global Equity Fund — 86,865 —
Emerging Markets Fund — 228,394 —
Tax-Managed U.S. Large Cap Fund — 200,858 —
Tax-Managed U.S. Mid & Small Cap Fund — 192,276 —
Tax-Managed International Equity Fund — 585,235 —
Tax-Managed Real Assets Fund — 89,832 —
Investment Grade Bond Fund — — 6,345
Global Infrastructure Fund — 11,227 —
Global Real Estate Securities Fund — 90,513 —
Multi-Strategy Income Fund — 76,564 —
Multi-Asset Growth Strategy Fund — 91,418 —
Multifactor U.S. Equity Fund — 7,601 —
Multifactor International Equity Fund — 27,514 —

Russell Investment Company
Basis for Approval of Investment Advisory Contracts — (Unaudited)
Basis for Approval of Investment Advisory Contracts 971
Approval of Investment Advisory Agreement
The Investment Company Act of 1940, as amended (the “1940 Act”), requires that the Board of Trustees (the “Board”), including a majority of its members who are not considered to be “interested persons” under the 1940 Act (the “Independent Trustees”) voting separately, approve for an initial term not to exceed two years and, thereafter, approve the continuation of the advisory agreement with Russell Investment Management, LLC (“RIM”) (the “RIM Agreement”) and, in the case of Funds employing a managers-
of-managers method of investment, the portfolio management contract with each Money Manager of the Funds (collectively, the “portfolio management contracts” and, with the RIM Agreement, the “Agreements”) on at least an annual basis and that the terms and conditions of the RIM Agreement and the terms and conditions of each portfolio management contract provide for its termination if continuation is not approved annually. The Board, including all of the Independent Trustees, considered and approved the continuation of the Agreements at a meeting held by video conference on May 23, 2022 (the “Agreement Evaluation Meeting”)
in reliance on the exemptive order for temporary, conditional relief from the in-person voting requirement of Section 15(c) of the
1940 Act provided by the U.S. Securities and Exchange Commission (the “SEC”). During the course of a year, the Trustees receive a wide variety of materials regarding, among other things, the investment performance of the Funds, sales and redemptions of the
Funds’ shares, management of the Funds and other services provided by RIM (and its affiliates) and the Money Managers and compliance with applicable regulatory requirements. In preparation for the annual review, the Independent Trustees, with the advice and assistance of their independent counsel (“Independent Counsel”), also requested and the Board considered: (1) information and reports prepared by RIM relating to the services provided by RIM (and its affiliates) and the Money Managers to the Funds; (2)
information and reports prepared by RIM relating to the profitability of each Fund to RIM (and its affiliates); and (3) information received from an independent, nationally recognized provider of investment company information (the “Third-Party Provider”)
comparing (i) the performance of the Funds over various time periods and (ii) the Funds’ respective operating expenses as of each
Fund’s last fiscal year end, with other peer funds not managed by RIM, believed by the Third-Party Provider and/or by RIM, in the case of the custom peer comparisons, to be generally comparable to the Funds (the “Third-Party Information”). The Third-Party
Information provided performance and operating expense comparisons for Class S shares of the Funds, except for the Multifactor
Bond Fund, which had only Class Y shares outstanding at the time the Third-Party Information was prepared. In the case of each Fund, its other peer funds are collectively hereinafter referred to as the Fund’s “Comparable Funds,” and, with the Fund, such Comparable
Funds are collectively hereinafter referred to as the Fund’s “Performance Universe” in the case of performance comparisons, and the
Fund’s “Expense Group” in the case of operating expense comparisons. The foregoing and other information received by the Board, including the Independent Trustees, in connection with its evaluations of the Agreements are collectively called the “Agreement
Evaluation Information.” The Trustees’ evaluations also reflected the knowledge and familiarity gained as Board members of the
Funds and the other RIM-managed funds for which the Board has supervisory responsibility (“Other RIM Funds”) with respect to services provided by RIM, RIM’s affiliates and each Money Manager. The Trustees received a memorandum from counsel to the Funds (“Fund Counsel”) discussing the legal standards for their consideration of the continuations of the Agreements, and the
Independent Trustees separately received a memorandum regarding their responsibilities from their Independent Counsel.
At a meeting held in person on April 25, 2022, the Independent Trustees met privately with Independent Counsel to discuss the
Agreement Evaluation Information received to that date. At a meeting held in person on April 26, 2022 (the “Agreement Information
Review Meeting”), the Board, including the Independent Trustees, in preparation for the Agreement Evaluation Meeting, met: (1) in
an executive session with a representative of TA Associates Management, L.P. (“TA Associates”), at which (i) Independent Counsel,
(ii) Fund Counsel, (iii) the Chief Financial Officer and Chief Legal Officer of RIM’s parent company, and (iv) the President, Chief
Executive Officer and non-Independent Trustee of the Funds, who is also the Chief Administrative Officer of RIM’s parent company, were present; (2) met with representatives of RIM; and then (3) the Independent Trustees met in a private session with Independent
Counsel at which no representatives of RIM or the Funds’ management were present to further review and discuss the Agreement
Evaluation Information received to that date. On the basis of that review, at the conclusion of the Agreement Information Review
Meeting, the Independent Trustees communicated additional questions and requested additional Agreement Evaluation Information.
Certain additional Agreement Evaluation Information requested at the Agreement Information Review Meeting was provided to the Board on May 11, 2022. On May 16, 2022, the Independent Trustees met by video conference with representatives of RIM and then met in private session with Independent Counsel to further discuss the Agreement Evaluation Information and review the additional Agreement Evaluation Information provided to date. After May 16, 2022, the Board Chair engaged in discussions with representatives of management regarding the Independent Trustees’ requests relating to the additional Agreement Evaluation
Information. On May 19, 2022, the Board was provided with updated information in response to the additional Agreement Evaluation
Information requested at the Agreement Information Review Meeting and subsequent thereto.

Russell Investment Company
Basis for Approval of Investment Advisory Contracts, continued —
(Unaudited)
972 Basis for Approval of Investment Advisory Contracts
At the Agreement Evaluation Meeting, the Independent Trustees again met by video conference in a private session with Independent
Counsel to review the additional or updated Agreement Evaluation Information received to that date. At the Agreement Evaluation
Meeting, the Board, including the Independent Trustees, considered the proposed continuance of the Agreements with RIM, Fund management, Independent Counsel and Fund Counsel. The Board considered that the Agreement Evaluation Information and presentations made by RIM at the Agreement Evaluation Meeting as part of this review encompassed the Funds and all Other
RIM Funds. Information received by the Board, including the Independent Trustees, prior to and at the Agreement Information
Review Meeting, the Agreement Evaluation Meeting, and other meetings identified above is included in the Agreement Evaluation
Information. Prior to voting at the Agreement Evaluation Meeting, the Independent Trustees met in private session with Independent
Counsel to consider Agreement Evaluation Information received from RIM and management at and prior to the Agreement
Evaluation Meeting. The discussion below reflects all of these reviews.
In evaluating the Agreements, the Board considered that most of the Funds employ a manager-of-managers method of investment
(the “Manager-of-Managers Funds”) and RIM’s past expressed belief that such Funds, in employing a manager-of-managers method of investment, operate in a manner that is different from most other investment companies. In the case of most other investment companies, an investment advisory fee is paid by the investment company to its adviser which, in turn, employs and compensates individual portfolio managers to make specific securities selections consistent with the adviser’s style and investment philosophy it employs for a given fund. In the case of the Manager-of-Managers Funds, RIM, however, has engaged multiple unaffiliated Money
Managers. RIM is responsible for paying fees to the Money Managers (“Money Manager Fees”) out of the advisory fees paid by the Manager-of-Managers Funds to RIM for its services under the RIM Agreement. A Money Manager may have (1) a discretionary asset management assignment pursuant to which it is allocated a portion of a Manager-of-Managers Fund’s assets to manage directly and for which it selects and trades the individual portfolio securities for the assets assigned to it; (2) a non-discretionary assignment pursuant to which it provides a model portfolio to RIM representing its investment recommendations, based upon which RIM purchases and sells securities for a Manager-of-Managers Fund; or (3) both a discretionary and a non-discretionary assignment. Money Manager Fees for a non-discretionary assignment may be the same as, or lower than, the fees would be for a discretionary assignment with the same Money Manager. The Multifactor U.S. Equity Fund, Multifactor International Equity Fund
and Multifactor Bond Fund do not employ a manager-of-managers method of investment and are instead managed only by RIM.
The Board considered that RIM (rather than any Money Manager in the case of Manager-of-Managers Funds) is responsible under the RIM Agreement for determining, implementing and maintaining the investment program for each Fund. The Board considered that, although RIM traditionally has managed Fund exposures through the selection of and allocations to Money Manager strategies, innovations in RIM’s portfolio management techniques together with evolutions in available technology, tools and analytics have resulted in certain changes in RIM’s approach to its Fund investment advisory services in recent years. In this regard, assets of each
Manager-of-Managers Fund continue to be allocated among RIM and the multiple Money Manager strategies selected by RIM for that Fund. RIM may change a Fund’s asset allocation to a Money Manager at any time, including by allocating no Fund assets to one or more Money Manager strategies In addition, RIM continues to manage the investment of each Manager-of-Managers
Fund’s cash and portions of a Manager-of-Managers Fund during transitions between discretionary Money Managers. RIM also continues to manage directly any portion of each Manager-of-Managers Fund’s assets that RIM determines not to allocate to Money
Manager strategies. Most Funds usually, but not always, pursue a strategy to be fully invested by exposing all or a portion of their cash to the performance of appropriate markets by purchasing equity securities, fixed income securities and/or derivatives, which typically include index futures contracts, exchange-traded fixed-income futures contracts, forwards, swaps and to-be-announced securities. This cash “equitization” strategy is managed by RIM. With respect to the portion of a Fund that RIM manages based upon non-discretionary Money Manager model portfolios, RIM constructs a portfolio that represents the aggregation of the model portfolios based upon RIM’s allocation to each Money Manager’s strategy through an “enhanced portfolio implementation,” or
“emulation,” process designed to capture return streams of multiple managers in a centralized portfolio. RIM then implements the portfolio consistent with the aggregation of the model portfolios, but may deviate from such aggregation for the purposes of exposure and transaction cost management. RIM noted that the Funds may benefit from emulation through, among other things, improved incremental returns over time due to lower aggregate transaction costs (including the impact of lower trading volume on custody charges) and turnover from reduced trading volumes, the potential for additional commission recapture, and that, for certain Funds, emulation provides more flexibility for enhanced tax management. The Board noted the variety and complexity of investment advisory services that RIM provides to the Funds under the RIM Agreement.
In the case of Manager-of-Managers Funds, RIM is responsible for selecting (subject to Board approval), overseeing and evaluating the performance results of the Money Managers for each Manager-of-Managers Fund and for actively managing allocations and

Russell Investment Company
Basis for Approval of Investment Advisory Contracts, continued —
(Unaudited)
Basis for Approval of Investment Advisory Contracts 973
reallocations of its assets among Money Manager strategies and RIM itself. Each discretionary Money Manager for a Manager-of-
Managers Fund in effect performs the function of an individual portfolio manager who is responsible for researching, selecting and trading portfolio securities for the portion of the Manager-of-Managers Fund assigned to it by RIM in accordance with the Manager-
of-Managers Fund’s applicable investment objective, policies and restrictions, any specific guidelines placed by RIM upon their selection of portfolio securities and the Money Manager’s specified role in a Manager-of-Managers Fund. A Money Manager’s primary role is to pursue a particular investment strategy that has been selected and assigned to it by RIM through sector and security selection and risk control measures in a manner that is consistent with its RIM-assigned guidelines. The Money Managers operate subject to the oversight of, and instructions from, RIM. For each Manager-of-Managers Fund, RIM is responsible for, among other things, providing each Money Manager with the investment guidelines and policies for the Fund and any specific investment restrictions; monitoring the performance of each Money Manager and Fund; generally supervising compliance by the discretionary
Money Managers and, as applicable, the non-discretionary Money Managers with each Fund’s investment objective and policies;
with respect to Funds with non-discretionary Money Managers, purchasing and selling securities for the Funds based on model portfolios representing the investment recommendations of the non-discretionary Money Managers; managing Fund assets that are not allocated to Money Manager strategies; managing the Funds’ cash balances; and recommending at least annually to the Board whether portfolio management contracts should be renewed, modified or terminated. In addition to its annual recommendation as to the renewal, modification or termination of portfolio management contracts, RIM is responsible for recommending to the Board additions of new Money Managers, or terminations or replacements of existing Money Managers at any time when, based on RIM’s research and ongoing review and analysis, such actions are, in RIM’s judgment, appropriate. RIM may impose specific investment or strategy parameters from time to time on each Money Manager intended to capitalize on the strengths of that Money Manager and/or to coordinate the investment activities of Money Managers for the Manager-of-Managers Fund in a complementary manner.
Therefore, RIM’s selection of Money Managers is made not only on the basis of performance considerations but also on the basis of other factors, including anticipated compatibility with other Money Managers in the same Manager-of-Managers Fund. In light of the foregoing, the overall performance of each Manager-of-Managers Fund has reflected, in great part, the performance of RIM in designing the Manager-of-Managers Fund’s investment program, structuring the Manager-of-Managers Fund, selecting effective
Money Managers, and allocating assets among the Money Manager strategies and RIM in a manner designed to achieve the investment objectives of the Manager-of-Managers Fund. In the Agreement Evaluation Information, RIM noted the broad array of investment management services provided to the Manager-of-Managers Funds by RIM compared to the relatively narrow portfolio management services provided to the Manager-of-Managers Funds by Money Managers.
RIM has advised the Board that its portfolio construction process is investment led and designed to be conducted in a manner that is consistent with its fiduciary duties. The objective of RIM’s portfolio construction is to meet a portfolio’s investment objective and established excess return target. In the Agreement Evaluation Information, RIM noted that while it has general goals for
Money Manager Fees in the aggregate globally, there are no specific fee targets that are established for individual portfolios, which includes each of the Manager-of-Managers Funds. In the Agreement Evaluation Information, RIM advised the Board that Money
Manager Fees, in the aggregate, must allow RIM to remain a going concern with sufficient resources to provide required services to the Funds and to earn a reasonable profit. RIM advised the Board that RIM portfolio managers utilize a number of tools in the portfolio construction process in order to meet a Fund’s objective taking into account Money Manager Fees. These tools include, among others, Money Manager selection, Money Manager allocation, Money Manager Fee negotiations, guideline customization and RIM’s direct management of a portion of the Manager-of-Managers Funds’ assets (as further described below).
The Board considered that the prospectuses for the Manager-of-Managers Funds and other public disclosures have emphasized, and continue to emphasize, to investors RIM’s role as the principal investment manager for each such Manager-of-Managers Fund, rather than the investment selection or recommendation role of the Money Managers, and describe the manner in which the Manager-of-
Managers Funds operate so that investors may take that information into account when deciding to purchase shares of any Manager-
of-Managers Fund. The Board further considered that Manager-of-Managers Fund investors in pursuing their investment goals and objectives likely purchased their shares on the basis of this information and RIM’s reputation for and performance record in managing the structure of the Manager-of-Managers Funds.
The Board also considered the demands and complexity of managing the Manager-of-Managers Funds pursuant to the manager-of-
managers structure, the special expertise of RIM with respect to the manager-of-managers structure of the Manager-of-Managers
Funds and the possibility that, at the current expense ratio of each Manager-of-Managers Fund, there might be no acceptable alternative investment managers to replace RIM on comparable terms given the need to continue the manager-of-managers strategy of such Manager-of-Managers Fund selected by shareholders in purchasing their shares.

Russell Investment Company
Basis for Approval of Investment Advisory Contracts, continued —
(Unaudited)
974 Basis for Approval of Investment Advisory Contracts
In addition to these general factors relating to the structure of the Manager-of-Managers Funds, the Trustees considered, with respect to each Fund, various specific factors in evaluating the renewal of the RIM Agreement, including the following:
1. The nature, scope and overall quality of the investment management and other services provided, and expected to be provided, to the Fund by RIM;
2. The advisory fee paid by the Fund to RIM for its services under the RIM Agreement (the “Advisory Fee”), and the fact that it encompasses all investment advisory fees paid by the Fund, including, in the case of Manager-of-Managers Funds, the fact that RIM pays all Money Manager Fees out of its Advisory Fee;
3. The combined Advisory Fee paid to RIM and the administrative fee paid to RIM’s wholly owned subsidiary for administrative services (the “Management Fee”);
4. The performance of the Funds relative to their respective benchmark indices and Comparable Funds;
5. Information provided by RIM as to other fees and benefits received by RIM or its affiliates in connection with the Fund, including any administrative or transfer agent fees, any fees received for management or administration of funds in which the Funds invest their uninvested cash and securities lending cash collateral, credits generated from previous soft dollar arrangements (which RIM discontinued effective December 31, 2020), and commissions or other compensation in connection with the execution of portfolio securities and foreign exchange transactions;
6. Information provided by RIM as to expenses incurred by the Fund;
7. Information provided by RIM as to the profits that RIM derives from its mutual fund operations generally and from the Fund
(excluding sales and client service expenses); and
8. Information provided by RIM concerning economies of scale and whether any scale economies are adequately shared with the
Fund.
In connection with the Trustees’ consideration of the nature, scope and overall quality of the investment management and other services provided, and which are expected to be provided, to the Funds, including Fund portfolio management services, the Board discussed with the Chief Investment Officer (“CIO”) of RIM and the Funds certain previously reported organizational changes and the impact of other recent changes in Russell Investments’ (as defined below) personnel providing investment management services to the Funds and was informed that such changes do not impact RIM’s investment philosophy or process. The CIO also discussed with the Board recent enhancements made to the emulation process. The Board also discussed the Funds’ compliance program with the Funds’ Chief Compliance Officer (“CCO”), including certain items reported in the annual report of the CCO required under Rule
38a-1 of the 1940 Act (the “Annual CCO Report”). The Annual CCO Report included the status of the goals for the past year related to the compliance program that the CCO identified in connection with last year’s Annual CCO Report. The Annual CCO Report also included information on the resources of the compliance program and the status of various compliance, operations and technology initiatives previously discussed with the Board. The CCO discussed with the Board, and the Board noted, certain enhancements made to the compliance programs of RIM and the Funds over the past year and suggestions for additional enhancements going forward, as well as certain staffing changes. The CCO advised the Board that the Funds’ compliance program meets the standards of
Rule 38a-1 under 1940 Act and that, as required by Rule 38a-1 under the 1940 Act, RIM has adopted policies and procedures that are reasonably designed to prevent violation of the Federal Securities Laws (as such term is defined in the 1940 Act) with respect to the services RIM provides to the Funds.
With regard to the impact of the ongoing COVID-19 pandemic on the operations and compliance programs of RIM, the Money
Managers and the Funds’ other significant service providers, based on discussions with the CCO and RIM management during the year and the Agreement Evaluation Information, there did not appear to the Board to be any diminution in the nature, extent and quality of services provided by each of these service providers under their respective agreements with the Funds as a result of the ongoing COVID-19 pandemic.
RIM is an indirect wholly owned subsidiary of Russell Investments Group, Ltd., a Cayman company through which the limited partners of certain private equity funds affiliated with TA Associates indirectly have a majority ownership interest through alternative investment vehicles and the limited partners of certain private equity funds affiliated with Reverence Capital Partners,
L.P. (“Reverence Capital”) indirectly have a significant minority controlling ownership interest through certain Reverence Capital

Russell Investment Company
Basis for Approval of Investment Advisory Contracts, continued —
(Unaudited)
Basis for Approval of Investment Advisory Contracts 975
funds and alternative investment vehicles in RIM and its affiliates (“Russell Investments”). Russell Investments’ employees and
Hamilton Lane Advisors, LLC also hold minority, non-controlling positions in Russell Investments.
In connection with the Board’s initial approval of the RIM Agreement, TA Associates advised the Board of its plans ultimately to effect a sale or other disposition of its ownership interest in Russell Investments. Any such future transaction (“Transaction”)
could cause a change of control of RIM resulting, among other things, in an assignment and termination of the RIM Agreement, as required by the 1940 Act, and by the terms and conditions of the RIM Agreement. In the event of a Transaction, the Board would be required to consider the approval of the terms and conditions of a replacement agreement (“Successor Agreement”) for the RIM
Agreement and, thereafter, to submit the Successor Agreement to each Fund’s shareholders for approval, as required by the 1940
Act. During the executive session with a representative of TA Associates held in connection with the Agreement Information Review
Meeting, among other things, the status of TA Associates’ indirect investment in RIM and RIM’s access to sufficient resources to support its activities in respect of the Funds, including in light of the current market environment and current debt levels of Russell
Investments Group, Ltd. were discussed. The Board was not advised of any change in TA Associates’ ultimate plans regarding its ownership interest in Russell Investments. The Board was advised of TA Associates’ commitment to continue to support the same level of services currently being provided by RIM and its affiliates to the Funds.
As noted above, RIM, in addition to managing the investment of each Manager-of-Managers Fund’s cash, directly manages a portion (which may represent a significant portion) of the Manager-of-Managers Funds pursuant to the RIM Agreement, with the actual allocation of Manager-of-Managers Fund assets among Money Manager strategies and RIM being determined from time to time by the RIM portfolio manager(s). In the management of Manager-of-Managers Funds’ assets, RIM utilizes quantitative and/
or rules-based processes and qualitative analysis to assess Manager-of-Managers Fund characteristics and invests in securities and instruments which are intended to provide the desired exposures (such as volatility, momentum, value, growth, quality, capitalization size, industry, sector, region, currency, credit or mortgage exposure, country risk, yield curve positioning or interest rates). For example, RIM may utilize tools such as “optimization,” which involves the analysis of tradeoffs between various risk and return factors as well as turnover and transaction costs, in order to estimate optimal portfolio positioning. RIM may use strategies based on indexes, including optimized index sampling (strategies that seek to purchase a sampling of securities using optimization and risk models) and/or index replication. For certain Funds, RIM may invest in derivative instruments and may use derivatives to take both long and short positions. RIM’s direct management of assets for these purposes is hereinafter referred to as the “Direct Management Services.” While no new direct management strategies were implemented in 2021, the Board has been advised that, where appropriate in its judgment, RIM may continue exploring the possible addition of new or expansion of existing
Direct Management Services. Therefore, larger portions of certain Manager-of-Managers Funds may be managed directly by RIM pursuant to the Direct Management Services.
According to RIM, its portfolio managers combine Money Manager strategies and RIM’s Direct Management Services for the
Manager-of-Managers Funds and seek to precisely align Fund exposures with RIM’s preferred positioning. RIM’s Direct Management
Services are customized portfolios directly managed by RIM for use within the total portfolio of a Manager-of-Managers Fund.
These strategies are used in conjunction with allocations to Money Manager strategies to fully reflect RIM’s strategic and dynamic insights with integrated liquidity and risk management.
The Board considered that RIM is not required to pay Money Manager Fees to any Money Managers with respect to assets for which it provides Direct Management Services and that the profits derived by RIM generally and from the Manager-of-Managers Funds consequently may be increased, although RIM noted that it may incur additional costs in providing Direct Management Services.
RIM advised the Board that allocations, or increased allocations, of Manager-of-Managers Fund assets to Direct Management
Services, together with Money Manager selection, allocations among Money Manager strategies, renegotiation of Money Manager
Fees and changes in existing Money Manager assignments from discretionary to non-discretionary assignments where there is a related Money Manager Fee reduction may reduce its costs of providing investment advisory services to the Manager-of-Managers
Funds, which would benefit RIM. The Board considered RIM’s advice that any such benefit, including any increased profits to RIM, ultimately may be partially offset by the impact of any new or additional fee waivers or expense caps separately agreed upon and implemented from time to time for the affected Manager-of-Managers Funds and any costs of incremental investments or increased cost allocations that RIM may incur to support Direct Management Services. The Board also considered information provided by RIM as to the potential benefits of the Direct Management Services to the Manager-of-Managers Funds; and the fact that the aggregate Advisory Fees paid by the Manager-of-Managers Funds are not increased as a result of RIM’s direct management of
Manager-of-Managers Fund assets as part of the Direct Management Services or otherwise.

Russell Investment Company
Basis for Approval of Investment Advisory Contracts, continued —
(Unaudited)
976 Basis for Approval of Investment Advisory Contracts
The Board noted that changes in the allocation of assets among Money Manager strategies, to Direct Management Services or in connection with asset allocation programs offered by RIM, as well as changes in the allocation of affiliated funds-of-funds’ assets among the Funds, may result directly in higher related costs to affected Funds, including higher brokerage commissions and other transaction costs, a portion of which is paid to RIM’s affiliated broker in connection with execution of portfolio transactions in connection with such changes.
RIM has previously advised the Board that it reduced the number of Money Managers for certain Manager-of-Managers Funds in part to seek more concentrated return drivers. At that time, RIM also advised the Board that allocations to Direct Management
Services for certain Manager-of-Managers Funds were increased in 2019 to accommodate the need for additional overall portfolio exposure management that may arise from more concentrated Money Manager lineups. Additionally, RIM has advised the Board that, in order to preserve flexibility and to manage risks and address the volatility associated with Manager-of-Managers Funds having manager lineups with fewer Money Managers, and consistent with the terms of the manager-of-managers exemptive order, in 2019 RIM created Money Manager “bench” lineups for certain Manager-of-Managers Funds, whereby those Manager-of-
Managers Funds have Board-approved portfolio management contracts with Money Managers that are not funded (i.e., have an asset allocation of zero). In the Agreement Evaluation Information, RIM advised the Board that the opportunity to decrease a Money
Manager’s allocation to zero, but not terminate the Money Manager, allows RIM to potentially realize gains from strategies that may have been overly rewarded in the marketplace over the short to medium term, or provide the opportunity to retain capacity with a Money Manager that may otherwise be closed to new business. The Board noted that RIM does not believe there are any detriments to the Manager-of-Managers Funds or RIM from the use of a manager bench. RIM has advised the Board that RIM may add managers to, or remove managers from, a manager bench lineup for Manager-of-Managers Funds, or create manager bench lineups for additional Manager-of-Managers Funds. At the Agreement Information Review Meeting, the CIO advised the Board that, where appropriate, RIM may increase the number of money managers for certain Manager-of-Managers Funds.
The Agreement Evaluation Information outlined various changes that have been implemented in the investment program for the
Manager-of-Managers Funds in recent years, and described additional changes that have been implemented or are underway, and the impact of such changes, to the investment advisory services provided to the Funds by RIM, which the Trustees took into account in their contract renewal deliberations, including the following:
• The Direct Management Services described above.
• Most discretionary Money Manager equity assignments for Manager-of-Managers Funds were previously converted to non-
discretionary assignments, thereby implementing emulation for those Money Manager equity assignments. The Board considered the potential impacts described in the Agreement Evaluation Information, both positive and negative, on the Manager-of-Managers
Funds of emulation. RIM noted that, in implementing emulation for most equity assignments for the Manager-of-Managers Funds, it assumes various additional risks, including trade error risk as it takes over responsibility for trading. RIM generally effects Fund portfolio transactions through an affiliated broker that receives commissions for effecting a portion of these transactions. According to RIM, the Funds pay the same commission rates regardless of whether the affiliate receives any portion of the commission.
RIM noted certain recent enhancements to the emulation process, including increasing the frequency of receipt of certain Money
Manager model portfolios and the utilization of a risk-based portfolio dashboard. While RIM generally implements Money Manager equity strategies via emulation, RIM may determine that certain Money Manager equity strategies should be implemented by
Money Managers on a discretionary basis. The Board noted that RIM recently recommended, and the Board approved, converting one existing non-discretionary Money Manager equity assignment to a discretionary assignment.
• RIM has renegotiated fees with certain Money Managers to lower levels and advised the Board that it will continue to assess opportunities for Money Manager Fee reductions in the future. RIM advised the Board that it has not experienced, and does not expect, any diminution in the nature, scope or quality of services provided by Money Managers as a result of renegotiated manager fees.
• Investment strategy and/or benchmark changes for certain Funds.
In evaluating the Funds’ Advisory Fees and Management Fees, the Board considered that, in the Agreement Evaluation Information and at past meetings, RIM noted differences between the investment strategies of certain Funds and their respective Comparable
Funds in pursuing their investment objectives. With regard to the Third-Party Information, the following discusses the Board’s consideration of each Fund’s Advisory Fee in the context of Management Fees.

Russell Investment Company
Basis for Approval of Investment Advisory Contracts, continued —
(Unaudited)
Basis for Approval of Investment Advisory Contracts 977
The Third-Party Information included, among other things, comparisons of the Funds’ Advisory Fees and Management Fees with the advisory fees and management fees of their Comparable Funds on an actual basis (i.e., giving effect to any fee waivers, expense caps and/or breakpoints implemented by RIM with respect to a Fund and by the managers of such Fund’s Comparable Funds).
The Third-Party Information included comparisons of the Funds’ fees and expenses: (i) within Expense Groups comprised of
Comparable Funds selected by the Third-Party Provider based on methodologies used in prior years (each, a “Traditional Expense
Group”); and (ii) within Expense Groups comprised of Comparable Funds selected based on a recommendation to the Board by the Third-Party Provider as the most similar in structure to the Funds of the options presented by the Third-Party Provider
(which include a majority of the Comparable Funds contained within the Traditional Expense Group) (each, a “Supplemental
Expense Group”), with the exception of the Multifactor Bond Fund, which did not have a Supplemental Expense Group. Based on the Supplemental Expense Groups, the Third-Party Information showed, among other things, that the Tax-Managed U.S. Large
Cap Fund, Tax-Managed U.S. Mid & Small Cap Fund, Tax-Managed International Equity Fund, Tax-Managed Real Assets Fund,
Opportunistic Credit Fund and Strategic Bond Fund each had a Management Fee which, compared with the management fees of its respective Supplemental Expense Group’s Comparable Funds on an actual basis, was ranked in the fourth or fifth quintile of its Supplemental Expense Group for that expense component. The Management Fees for each of the other Funds, except for the
Multi-Factor Bond Fund, ranked in the third quintile of its Supplemental Expense Group, or better, and the Management Fees for the
Multifactor Bond Fund ranked in the second quintile of its Traditional Expense Group. In these rankings, the first quintile represents funds with the lowest management fees among funds in the Supplemental Expense Group, and the fifth quintile represents funds with the highest management fees among funds in the Supplemental Expense Group. The comparisons were based upon the latest fiscal years for the Supplemental Expense Group funds.
In discussing the Funds’ Advisory Fees generally, RIM noted, among other things, that its Advisory Fees for the Funds encompass services that are typical to services provided by investment advisers to the Funds’ Comparable Funds, as well as transition management services that enable efficient and cost-effective asset transition events and the administration of a cash equitization program for managing Fund liquidity.
RIM also advised the Board that while its pre-tax profit margins from its relationships with the Funds increased in 2021, RIM’s
2021 pre-tax profit margins in providing investment advisory services to the Funds ranked below the median of the operating profit margins of public investment management company peers (in each case, including sales and client service expenses) based on a survey conducted for the year 2020.
RIM has expressed its view that Advisory Fees should also be considered in the context of a Fund’s total expense ratio to obtain a complete picture. The Board considers each Fund’s Advisory Fee and Management Fee on both a standalone basis and in the context of the Fund’s total expense ratio. The Board has engaged, and continues to engage, in discussions with RIM to identify opportunities and establish goals, where appropriate, for improving the total expense comparisons for certain Funds relative to their respective Comparable Funds through Advisory Fee waivers or expense caps. The Independent Trustees previously requested that
RIM provide, and RIM previously implemented, total expense ratio management plans to reduce total expenses for certain Funds relative to their Comparable Funds. At the Agreement Information Review Meeting and the Agreement Evaluation Meeting, the
Board reviewed and discussed with RIM the total expense ratios of the Funds, including the fee waivers or expense caps RIM agreed to implement to reduce total expenses for certain Funds, and Comparable Fund fee and expense developments in the past year. Based on that review and discussions with RIM, including discussions with RIM regarding the reasonableness of various components of certain Funds’ total expense ratio other than its Management Fee, the Trustees will continue to evaluate and engage in ongoing discussions with management regarding total expense comparisons.
With respect to each Fund with an Advisory Fee ranked in the fourth or fifth quintile of its Traditional Expense Group, RIM expressed its belief that the Fund’s Advisory Fee was fair and reasonable notwithstanding these Third-Party Information comparisons, based on, and as discussed in, the Agreement Evaluation Information.
With respect to the Tax-Managed U.S. Large Cap Fund, the Board considered that the Fund is designed to maximize after-tax returns, and was advised by RIM that none of the Comparable Funds in the Fund’s Traditional Expense Group provide the additional active tax management services that are applied to the Fund. The Board further considered that, after considering a request from the
Independent Trustees, RIM agreed to implement an additional Advisory Fee breakpoint in the Advisory Agreement fee schedule for assets that exceed $8 billion.

Russell Investment Company
Basis for Approval of Investment Advisory Contracts, continued —
(Unaudited)
978 Basis for Approval of Investment Advisory Contracts
With respect to the Tax-Managed U.S. Mid & Small Cap Fund, the Board considered that the Fund is designed to maximize after-tax returns, and was advised by RIM that none of the Comparable Funds in the Fund’s Traditional Expense Group provide the additional active tax management services that are applied to the Fund.
With respect to the Tax-Managed International Equity Fund, the Board considered that the Fund is designed to maximize after-tax returns and that the additional active tax management services that are applied by RIM to the Fund may not be provided by the
Comparable Funds. At the request of RIM, the Third-Party Information included comparisons of the Fund’s fees and expenses within a custom blend of two categories of peer funds (foreign large blend funds and diversified emerging markets funds) (the
“Custom Expense Comparison”). The Third-Party Information showed that the Fund’s Advisory Fee and Management Fee each ranked in the third quintile of this Custom Expense Comparison.
With respect to the Tax-Managed Real Assets Fund, the Board considered that the Fund is designed to maximize after-tax returns, and was advised by RIM that none of the Comparable Funds in the Fund’s Traditional Expense Group provide the additional active tax management services that are applied to the Fund.
With respect to the Opportunistic Credit Fund, the Board considered that RIM had implemented an additional Advisory Fee waiver in March 2021 and that, after considering a request from the Independent Trustees, RIM agreed to implement an additional Advisory
Fee waiver in June 2022. The Board noted that, while in effect, these Advisory Fee waivers would have a beneficial effect on comparisons of the Fund’s Management Fees relative to the management fees of its Comparable Funds.
With respect to the Strategic Bond Fund, the Board considered that the Fund’s Management Fee had a small variance to the third quintile of its Supplemental Expense Group. The Board further considered that, after considering a request from the Independent
Trustees, RIM agreed to lower the Fund’s direct fund-level expense cap in June 2022 and further reduce such expense cap in
December 2022, and that, based on currently available information, the expense cap, when fully implemented and on an annualized basis, would place the Fund’s Management Fee in the third quintile of its Supplemental Expense Group. The Board noted that the expense cap, while in effect, would have a beneficial effect on comparisons of the Fund’s Management Fees relative to the management fees of its Comparable Funds.
Based upon information provided by RIM, the Board considered for each Fund whether economies of scale have been realized and whether the Advisory Fee for such Fund appropriately reflects or should be revised to reflect any such economies. The Board considered, among other things, the variability of Money Manager Fees and other factors associated with the manager-of-managers structure employed by the Manager-of-Managers Funds as well as net Fund redemptions or purchases in recent years.
With respect to each Fund, the Board considered any Advisory Fee waivers or other expense limitation arrangements that had been implemented in the past year and those proposed to be implemented in 2022. In addition, the Board, in the case of certain Funds, considered Advisory Fee breakpoints that previously had been and will be implemented for those Funds.
The Board also considered that the fee rates payable to RIM or its affiliates by institutional clients with investment objectives similar to those of the Funds in some cases are lower than the advisory fee rates paid by the Funds. The Trustees considered the differences in the nature and scope of services RIM provides to institutional clients and the Funds. RIM explained, among other things, that institutional products have fewer compliance, administrative, client servicing/communication and other needs than the Funds. RIM also noted that due to the number and nature of investors, along with their varied needs for liquidity, there is more portfolio liquidity management and cash flow management required for the Funds than for RIM’s institutional clients, where assets are relatively stable. In addition, RIM noted that the Funds are subject to heightened regulatory requirements relative to institutional clients, including new rules recently adopted by the SEC. Accordingly, the Trustees concluded that the services provided to the Funds are sufficiently different from the services provided to such institutional clients that comparisons are not probative and should not be given significant weight.
With respect to the Funds’ total expenses, based on the Supplemental Expense Groups, the Third-Party Information showed that the total expenses for the U.S. Strategic Equity Fund, Global Equity Fund, Tax-Managed U.S. Large Cap Fund, Tax-Managed U.S.
Mid & Small Cap Fund, Tax-Managed International Equity Fund, Tax-Managed Real Assets Fund, Opportunistic Credit Fund,
Unconstrained Total Return Fund, Strategic Bond Fund, Tax-Exempt High Yield Bond Fund, Tax-Exempt Bond Fund, Global
Infrastructure Fund, Global Real Estate Securities Fund, Multi-Strategy Income Fund and Multi-Asset Growth Strategy Fund each ranked in the fourth or fifth quintile of its Supplemental Expense Group. The total expenses for each of the other Funds, except for the Multifactor Bond Fund, ranked in the third quintile of its Supplemental Expense Group, or better, and the total expenses for the

Russell Investment Company
Basis for Approval of Investment Advisory Contracts, continued —
(Unaudited)
Basis for Approval of Investment Advisory Contracts 979
Multifactor Bond Fund ranked in the first quintile of its Traditional Expense Group on a Total Less 12b-1 basis. In these rankings, the first quintile represents funds with the lowest total expenses among funds in the Supplemental Expense Group and the fifth quintile represents funds with the highest total expenses among funds in the Supplemental Expense Group.
With respect to each Fund with total expenses ranked in the fourth or fifth quintile of its Traditional Expense Group on a Total Less
12b-1 basis, RIM expressed its belief that the Fund’s total expense ratio was fair and reasonable notwithstanding the Third-Party
Information comparisons, based on, and as discussed in, the Agreement Evaluation Information.
With respect to the U.S. Strategic Equity Fund, the Board considered that the Fund’s total expenses had a small variance to the third quintile of its Supplemental Expense Group. The Board further considered that the Fund’s Management Fee ranked in the second quintile of its Supplemental Expense Group.
With respect to the Global Equity Fund, the Board considered that the Fund’s total expenses had a small variance to the third quintile of its Supplemental Expense Group. The Board considered that RIM had lowered the Fund’s direct fund level expense cap in March
2021 and noted that, while in effect, the expense cap would have a beneficial effect on comparisons of the Fund’s total expenses relative to the total expenses of its Comparable Funds. The Board further considered that the Fund’s Management Fee ranked in the third quintile of its Supplemental Expense Group.
With respect to the Tax-Managed U.S. Large Cap Fund, the Board considered that the Fund is designed to maximize after-tax returns, and RIM’s advice that none of the Comparable Funds in the Fund’s Traditional Expense Group offers the additional active tax management services that are applied to the Fund. In considering the Fund’s total expense rankings, the Board took account of the Fund’s favorable after-tax performance rankings relative to its Comparable Funds.
With respect to the Tax-Managed U.S. Mid & Small Cap Fund, the Board considered that the Fund is designed to maximize after-tax returns, and RIM’s advice that none of the Comparable Funds in the Fund’s Traditional Expense Group offers the additional active tax management services that are applied to the Fund. In considering the Fund’s total expense rankings, the Board took account of the Fund’s favorable after-tax performance rankings relative to its Comparable Funds.
With respect to the Tax-Managed International Equity Fund, the Board considered that the Fund is designed to maximize after-tax returns and that the additional active tax management services that are applied by RIM to the Fund may not be provided by the
Comparable Funds. The Third-Party Information showed that the Fund’s total expenses ranked in the third quintile of its Custom
Expense Comparison on a Total Less 12b-1 basis.
With respect to the Tax-Managed Real Assets Fund, the Board considered that the Fund is designed to maximize after-tax returns, and RIM’s advice that none of the Comparable Funds in the Fund’s Traditional Expense Group offers the additional active tax management services that are applied to the Fund. In considering the Fund’s total expense rankings, the Board took account of the
Fund’s favorable after-tax performance rankings relative to its Comparable Funds since inception in June 2019.
With respect to the Opportunistic Credit Fund, the Board considered that RIM had implemented an additional Advisory Fee waiver in March 2021 that reduced the Fund’s total expenses, and that, after considering a request from the Independent Trustees, RIM agreed to implement an additional Advisory Fee waiver in June 2022. The Board noted that, while in effect, these Advisory Fee waivers would have a beneficial effect on comparisons of the Fund’s total expenses relative to the total expenses of its Comparable
Funds. The Board considered RIM’s statement that it would continue to monitor the Fund’s total expenses in future years.
With respect to the Unconstrained Total Return Fund, the Board considered the variance of the Fund’s total expenses to the third quintile of its Supplemental Expense Group, and that the Fund’s Management Fee ranked in the third quintile of its Supplemental
Expense Group.
With respect to the Strategic Bond Fund, the Board considered the variance of the Fund’s total expenses to the third quintile of its Supplemental Expense Group. The Board noted that, after considering a request from the Independent Trustees, RIM agreed to lower the Fund’s direct fund level expense cap in June 2022 and further reduce such expense cap in December 2022, and that, based on currently available information, the expense cap, when implemented and on an annualized basis, would place the Fund’s
Management Fee in the third quintile of its Supplemental Expense Group. The Board noted that the expense cap, while in effect, would have a beneficial effect on comparisons of the Fund’s total expenses relative to the total expenses of its Comparable Funds.

Russell Investment Company
Basis for Approval of Investment Advisory Contracts, continued —
(Unaudited)
980 Basis for Approval of Investment Advisory Contracts
With respect to the Tax-Exempt High Yield Bond Fund, the Board considered that the Fund’s total expenses had a small variance to the third quintile of its Supplemental Expense Group, and that the Fund’s Management Fee ranked in the first quintile of its
Supplemental Expense Group. The Board further considered that RIM had implemented a transfer agency fee waiver for Class S shares in June 2021, which, while in effect, would have a beneficial effect on comparisons of the Fund’s total expenses for Class
S shares relative to the total expenses of its Comparable Funds. RIM noted the Fund’s outperformance relative to its Performance
Universe median over the 1-, 3- and 5-year and since-inception periods.
With respect to the Tax-Exempt Bond Fund, the Board considered that the Fund’s total expenses had a small variance to the third quintile of its Supplemental Expense Group, and that the Fund’s Management Fee ranked in the second quintile of its Supplemental
Expense Group. RIM noted the Fund’s outperformance relative to its Performance Universe median over the 1-, 3-, 5- and 10-year periods.
With respect to the Global Infrastructure Fund, the Board considered that the Fund’s total expenses had a small variance to the third quintile of its Supplemental Expense Group, and that the Fund’s Management Fee ranked in the second quintile of its Supplemental
Expense Group. The Board further considered that RIM had lowered the Fund’s direct fund level expense cap in March 2021 and noted that the expense cap, while in effect, would have a beneficial effect on comparisons of the Fund’s total expenses relative to the total expenses of its Comparable Funds.
With respect to the Global Real Estate Securities Fund, the Board considered that the Fund’s total expenses had a small variance to the third quintile of its Supplemental Expense Group, and that the Fund’s Management Fee ranked in the third quintile of its
Supplemental Expense Group.
With respect to the Multi-Strategy Income Fund, the Board considered that the Fund’s total expenses had a small variance to the third quintile of its Supplemental Expense Group, and that the Fund’s Management Fee ranked in the second quintile of its
Supplemental Expense Group.
With respect to the Multi-Asset Growth Strategy Fund, the Board considered that the Fund’s total expenses had a small variance to the third quintile of its Supplemental Expense Group, and that the Fund’s Management Fee ranked in the third quintile of its
Supplemental Expense Group.
On the basis of the Agreement Evaluation Information, and other information previously received by the Board from RIM during the course of the year and prior years, or presented at or in connection with the Agreement Information Review Meeting and Agreement
Evaluation Meeting by RIM, the Board, in respect of each Fund, after giving effect to any applicable fee waivers and/or expense caps, and considering any differences in the investment strategies of its respective Comparable Funds and in light of other factors discussed above: (1) found the Advisory Fee charged by RIM was acceptable in light of the nature, scope and overall quality of the investment advisory and other services provided, and expected to be provided, to the Fund and to provide continuity of investment advisory and other services by RIM to the Fund; (2) either found that the relative expense ratio of the Fund was comparable to those of its Comparable Funds in its Supplemental Expense Group or took into account the factors noted above in considering the relative expense ratio as compared to those of its Comparable Funds in its Supplemental Expense Group; (3) found that the other benefits and fees received by RIM or its affiliates from the Fund identified in the Agreement Evaluation Information were not considered to be excessive; (4) found that RIM’s reported profitability with respect to the Fund was not considered to be excessive in light of the nature, scope and overall quality of the investment management and other services provided by RIM and applicable judicial and regulatory guidance; and (5) found that the Advisory Fee charged by RIM appropriately reflects any economies of scale realized by such Fund in light of various factors, including the Advisory Fee breakpoints that are in place for certain Funds; in the case of
Manager-of Managers Funds, the variability of Money Manager Fees and other factors associated with the manager-of-managers structure; and RIM’s advice that it does not believe it will experience meaningful economies of scale.
The Board concluded that, under the circumstances and based on RIM’s performance information and reviews for each Fund, the performance of each of the Funds is consistent with the continuation of the RIM Agreement. The Board noted RIM’s advice that its investment philosophy and process for Manager-of-Managers Funds seek to combine investment managers to produce benchmark-
beating returns with above-average consistency. In assessing the performance of Funds with at least three years of performance history, the Board focused upon each Fund’s performance for the 3-year period ended December 31, 2021 as most relevant but also considered Fund performance for the 1-year and, where applicable, 5-year periods ended on such date. In reviewing the
Funds’ performance generally, the Board took into consideration various steps taken by RIM in the past few years to enhance

Russell Investment Company
Basis for Approval of Investment Advisory Contracts, continued —
(Unaudited)
Basis for Approval of Investment Advisory Contracts 981
the performance of certain Manager-of-Managers Funds, including changes in Money Managers or their allocations, and RIM’s implementation or expansion of its Direct Management Services and other strategies, which may not yet be fully reflected in Fund investment results.
With respect to the Multifactor U.S. Equity Fund, the Third-Party Information showed that the Fund’s performance was ranked in the fourth quintile of its Performance Universe for each of the 3- and 5-year periods ended December 31, 2021, and was ranked in the third quintile of its Performance Universe for the 1-year period ended on such date. For the three-year period, RIM noted that its strategic belief and tactical preference for value compared to the Performance Universe, exposure to lower capitalization stocks, and an overweight to the financials sector relative to the Fund’s Comparable Funds each detracted from performance.
With respect to the Sustainable Equity Fund, the Third-Party Information showed that the Fund’s performance was ranked in the fourth quintile of its Performance Universe for each of the 1-, 3- and 5-year periods ended December 31, 2021. For the three-
year period, RIM noted that the Fund’s defensive orientation and focus on lower downside risk had negative impacts and tilts toward stocks with lower volatility, lower valuation, and lower market capitalization detracted from performance. RIM further noted that sector positioning, particularly overweights to the consumer staples and health care sectors, contributed to the Fund’s underperformance.
With respect to the RIC Multifactor International Equity Fund, the Third-Party Information showed that the Fund’s performance was ranked in the fifth quintile of its Performance Universe for each of the 3- and 5-year periods ended December 31, 2021, and was ranked in the first quintile of its Performance Universe for the 1-year period ended on such date. RIM explained that although the
Fund had been reclassified from the Foreign Large Blend Morningstar category to the Foreign Large Value Morningstar category in the fourth quarter of 2021, RIM believes the appropriate Morningstar category is Foreign Large Blend and requested the Third-Party
Information be prepared using the Foreign Large Blend Morningstar category for the Fund’s performance comparisons. For the three-year period, RIM noted that its strategic belief and tactical preference for value compared to the Fund’s Comparable Funds, a larger allocation to Japan than the Comparable Funds and an overweight to the real estate sector relative to the Comparable Funds each detracted from the Fund’s performance. RIM noted that while valuation spreads between value and growth have tightened, the spreads remain at historically wide levels, which RIM believes is not sustainable, and that RIM continues to favor value over growth.
With respect to the International Developed Markets Fund, the Third-Party Information showed that the Fund’s performance was ranked in the fourth quintile of its Performance Universe for each of the 3- and 5-year periods ended December 31, 2021, and was ranked in the first quintile of its Performance Universe for the 1-year period ended on such date. For the 3-year period, RIM noted
that its strategic belief and tactical preference for value compared to the Fund’s Comparable Funds detracted from performance, as did an underweight to Europe and an overweight to the financials sector relative to the Comparable Funds. RIM noted that while valuation spreads between value and growth have tightened, the spreads remain at historically wide levels, which RIM believes is not sustainable, and that RIM continues to favor valuation sensitive Money Managers in its tactical positioning.
With respect to the Emerging Markets Fund, the Third-Party Information showed that the Fund’s performance was ranked in the fifth quintile of its Performance Universe for the 3-year period ended December 31, 2021, and was ranked in the second quintile of its Performance Universe for the 1-year period and the fourth quintile of its Performance Universe for the 5-year period ended on such date. RIM noted that its strategic belief and tactical preference for value compared to the growth-tilted Comparable Funds contributed positively for the 1-year period, but detracted from the Fund’s performance for the 3-year period, as did a lower off-benchmark allocation to developed markets relative to the Comparable Funds. RIM noted that while it maintains a strategic preference for value exposure, the tactical overweight to value has been reduced at the margin over the past year. RIM further noted that while valuation spreads have tightened at the margin, with value outperforming growth more recently, valuation spreads remain at historically wide levels, which RIM believes is not sustainable, and that RIM favors a tilt towards momentum and smaller capitalization companies.
With respect to the Tax-Managed International Equity Fund, the Third-Party Information showed that the Fund’s after-tax performance on a pre-liquidation basis was ranked in the fourth quintile of its Performance Universe for each of the 3- and 5-year periods ended December 31, 2021, and was ranked in the second quintile of its Performance Universe for the 1-year period ended on such date. For the 3-year period, RIM noted that its strategic belief and tactical preference for value compared to the Fund’s
Comparable Funds detracted from performance, as did an underweight to Europe and an overweight to the financials sector relative to the Comparable Funds. RIM noted that while valuation spreads between value and growth have tightened, the spreads remain

Russell Investment Company
Basis for Approval of Investment Advisory Contracts, continued —
(Unaudited)
982 Basis for Approval of Investment Advisory Contracts
at historically wide levels, which RIM believes is not sustainable, and that RIM continues to favor valuation sensitive Money
Managers in its tactical positioning. The Board also considered the Fund’s after-tax performance on a post-liquidation basis relative to its Performance Universe. The Board noted that the Fund’s after-tax performance on a post-liquidation basis was ranked in the fourth quintile of its Performance Universe for each of the 3- and 5-year periods ended December 31, 2021, and was ranked in the second quintile of its Performance Universe for the 1-year period ended on such date.
With respect to the Unconstrained Total Return Fund, the Third-Party Information showed that the Fund’s performance was ranked in the fifth quintile of its Performance Universe for each of the 3- and 5-year periods ended December 31, 2021, and was ranked in the fourth quintile of its Performance Universe for the 1-year period ended on such date. For the 3-year period, RIM noted that the Fund’s underperformance was largely due to a drawdown during the sell-off in March 2020, and that the Fund’s lower duration relative to its Performance Universe was detrimental as yields fell sharply and provided a drawdown cushion for portfolios holding longer duration. RIM also noted that the Fund’s exposure to commercial mortgages and structured credit were directly impacted by lockdowns from the COVID-19 pandemic and contributed to the Fund’s underperformance relative to its Comparable Funds, which tend to hold more traditional credit instruments. The Board considered that RIM replaced the Fund’s commercial mortgages strategy and long volatility strategy with a relative value rates strategy in September 2021, which, according to RIM, offers diversification away from directional moves in interest rates or credit spreads.
With respect to the Global Infrastructure Fund, the Third-Party Information showed that the Fund’s performance was ranked in the fifth quintile of its Performance Universe for each of the 3- and 5-year periods ended December 31, 2021, and was ranked in the fourth quintile of its Performance Universe for the 1-year period ended on such date. RIM noted that the Fund’s Performance
Universe includes a number of constituents with strategies that are notably different from the Fund’s global infrastructure sector focus, including regionally focused infrastructure strategies with performance patterns that significantly diverge from that of the global listed infrastructure sector, and constituents that are benchmarked to indexes other than the Fund’s benchmark index, leading to persistent structural differences with respect to sector and regional exposures.
With respect to the Multi-Strategy Income Fund, the Third-Party Information showed that the Fund’s performance was ranked in the fifth quintile of its Performance Universe for each of the 3- and 5-year periods ended December 31, 2021, and was ranked in the fourth quintile of its Performance Universe for the 1-year period ended on such date. For the 3-year period, RIM noted that the Fund’s non-U.S. bias and a lower U.S. equity allocation relative to its Comparable Funds detracted from performance, as the
U.S. outperformed international developed markets on an annualized basis. RIM further noted that within the equity portion of the
Fund’s portfolio, the Fund was positioned in alignment with RIM’s strategic belief and tactical preference for an overweight to value compared to its Comparable Funds, which detracted from the Fund’s performance during the period. RIM noted that while valuation spreads between value and growth have tightened, the spreads remain at historically wide levels, which RIM believes is not sustainable, and that RIM continues to favor valuation sensitive Money Managers in its tactical positioning. The Board considered that RIM had made several changes to the Fund effective March 1, 2022, including a change to the Fund’s benchmark and changes to the Fund’s strategic asset allocation, and that the Fund is now managed with a benchmark relative approach.
With respect to the Multi-Asset Growth Strategy Fund, which began operations in 2017, the Third-Party Information showed that the Fund’s performance was ranked in the fifth quintile of its Performance Universe for the 3-year period ended December 31,
2021, and was ranked in the fourth quintile of its Performance Universe for the 1-year period ended on such date. RIM noted that the performance target of the Fund over a market cycle (typically 7 years or more) is to deliver positive returns approximating inflation (measured by the CPI index) plus 4%, net of fees, which the Fund underperformed for the 3-year period. RIM noted that the Fund underperformed its Performance Universe during the 3-year period primarily due to asset allocation decisions and lagging
Money Manager performance. With respect to asset allocation, the Fund held overweight allocations to developed non-U.S. equities and underweights to domestic equities, which detracted from performance as domestic shares strongly outperformed their global peers, and underweight allocations to growth-oriented equities in favor of value-oriented peers, which also hindered performance.
With respect to Money Manager performance, value-oriented equity Money Managers held underweight allocations to large cap and momentum-oriented equities, which performed strongly over the period and caused such Money Managers to underperform and detract from Fund Performance. RIM further noted that due to the variation in performance objectives of outcome oriented funds, RIM does not believe it is currently possible to create a custom performance category that is the equivalent of a performance universe. The Board considered that RIM had made several changes to the Fund effective March 1, 2022, including a change to the
Fund’s benchmark and changes to the Fund’s strategic asset allocation, and that the Fund is now managed with a benchmark relative approach.

Russell Investment Company
Basis for Approval of Investment Advisory Contracts, continued —
(Unaudited)
Basis for Approval of Investment Advisory Contracts 983
The performance of each of the other Funds ranked in the third quintile of its Performance Universe or better for the 3-year period ended December 31, 2021.
In evaluating performance, the Board considered each Fund’s performance not only relative to its Comparable Funds, but also in absolute terms and relative to appropriate benchmarks and indices. The Board considered the Manager-of-Managers Funds’
performance relative to their benchmarks in light of RIM’s advice that its investment philosophy and process seek to combine investment managers to produce benchmark-beating returns with above-average consistency. With respect to the Manager-of-
Managers Funds, for the 1-year period ended December 31, 2021, the Equity Income Fund, U.S. Small Cap Equity Fund, International
Developed Markets Fund, Global Equity Fund, Emerging Markets Fund, Tax-Managed U.S. Mid & Small Cap Fund, Tax-Managed
International Equity Fund, Opportunistic Credit Fund, Investment Grade Bond Fund, Tax-Exempt High Yield Bond Fund, Tax-
Exempt Bond Fund, Global Infrastructure Fund, and Global Real Estate Securities Fund outperformed their respective benchmarks;
for the 3-year period ended December 31, 2021, the Equity Income Fund, U.S. Small Cap Equity Fund, Opportunistic Credit Fund,
Strategic Bond Fund, Investment Grade Bond Fund, Short Duration Bond Fund, Tax-Exempt High Yield Bond Fund, Tax-Exempt
Bond Fund, Global Infrastructure Fund, and Global Real Estate Securities Fund outperformed their respective benchmarks; and for the 5-year period ended December 31, 2021, the Equity Income Fund, Opportunistic Credit Fund, Unconstrained Total Return Fund,
Strategic Bond Fund, Investment Grade Bond Fund, Short Duration Bond Fund, Tax-Exempt High Yield Bond Fund, Tax-Exempt
Bond Fund, Global Infrastructure Fund, and Global Real Estate Securities Fund outperformed their respective benchmarks, and the performance of the U.S. Small Cap Equity Fund equaled its benchmark.
The Board also considered the Money Manager changes that have been made during the past year and that the performance of Money
Managers continues to impact Manager-of-Managers Fund performance for periods prior and subsequent to their termination.
Lastly, the Board considered the implementation of additional strategies or refinements to strategies discussed in the Agreement
Evaluation Information and/or prior Board meetings that may be employed by RIM in respect of certain Funds.
After considering the foregoing and other relevant factors, including factors described above, the Board concluded in respect of each
Fund that continuation of the RIM Agreement would be in the best interest of such Fund and its shareholders and voted to approve the continuation of the RIM Agreement.
At the Agreement Information Review Meeting and Agreement Evaluation Meeting, with respect to the evaluation of the terms of portfolio management contracts with Money Managers for the Manager-of-Managers Funds, the Board received and considered information from RIM reporting, among other things, for each Money Manager: the Money Manager’s performance over various periods; RIM’s assessment of the performance of each Money Manager; any significant business relationships between the Money
Manager and RIM or Russell Investments Financial Services, LLC, the Funds’ underwriter; and RIM’s recommendation to retain each discretionary or non-discretionary Money Manager on the current terms and conditions, including at the current fee rate. The
Board received reports during the course of the year from the Funds’ CCO regarding her assessments of Money Manager compliance programs and any compliance issues. RIM did not identify any benefits from the Manager-of-Managers Funds’ portfolio transactions received by Money Managers or their affiliates other than potential benefits from soft dollar arrangements or commissions paid to any affiliated broker-dealer through which a discretionary Money Manager may execute trades.
RIM recommended that each of the Money Managers be retained for its current discretionary or non-discretionary assignment at its current fee rate. In doing so, RIM, as it has in the past, advised the Board that it does not regard Money Manager profitability or economies of scale as relevant to its evaluation of the portfolio management contracts with Money Managers because the willingness of Money Managers to serve in such capacity depends upon arm’s-length negotiations with RIM; RIM is aware of the standard fee rates charged by Money Managers to other clients; and RIM believes that the fees agreed upon with Money Managers are reasonable and appropriate in light of the anticipated quality of investment advisory services to be rendered. The Board accepted
RIM’s explanation of the relevance of Money Manager profitability in light of RIM’s belief that such fees are reasonable; the
Board’s findings as to the acceptability of the Advisory Fee paid by each Manager-of-Managers Fund; and the fact that each Money
Manager’s fee is paid by RIM. The Agreement Evaluation Information identified certain Money Manager terminations expected to be proposed by RIM at the May 23-24, 2022 quarterly Board meeting. Additionally, the May 23-24 quarterly Board materials were provided prior to the Agreement Evaluation Meeting, and those materials contained proposals by RIM related to (1) the appointment and termination of certain Money Managers, (2) an amendment to a discretionary portfolio management contract to allow for a Money Manager to utilize personnel employed by its unregistered non-U.S. affiliate, and (3) amendments to certain portfolio management contracts to reflect Money Manager Fee reductions.

Russell Investment Company
Basis for Approval of Investment Advisory Contracts, continued —
(Unaudited)
984 Basis for Approval of Investment Advisory Contracts
Based upon RIM’s recommendations, together with relevant Agreement Evaluation Information, the Board concluded that the fees paid to the Money Managers of each Manager-of-Managers Fund are acceptable in light of RIM’s assessment of quality of the investment advisory services provided and that continuation of the portfolio management contract with each Money Manager of each Manager-of-Managers Fund would be in the best interests of the Manager-of-Managers Fund and its shareholders.
* * *
This discussion is not intended to include all of the factors and information considered by the Board. In their deliberations, the
Trustees did not identify any particular information as to the RIM Agreement or, other than RIM’s recommendation, the portfolio management contract with any Money Manager for a Manager-of-Managers Fund that was all-important or controlling, except, in the case of the RIM Agreement, the need to continue the managers-of-managers structure of the Manager-of-Managers Funds, and each Trustee attributed different weights to the various factors considered. The Trustees evaluated all information available to them on a Fund-by-Fund basis and their determinations were made in respect of each Fund.
Quarterly Approval of Money Manager Contracts
Between the Agreement Evaluation Meeting and the end of the period, the Board received the following proposals from RIM:
(1) at the quarterly Board meeting held on May 24, 2022, to approve new portfolio management contracts for the Multi-
Asset Growth Strategy Fund and the Multi-Strategy Income Fund; and
(2) at the quarterly Board meeting held on August 23, 2022, to approve new portfolio management contracts for the U.S.
Strategic Equity Fund, Tax-Managed U.S. Large Cap Fund, Opportunistic Credit Fund, Multi-Asset Growth Strategy Fund
and the Multi-Strategy Income Fund.
The Trustees approved the terms of each of the proposed new portfolio management contracts based upon their consideration of, among other information, RIM’s recommendation to hire the Money Manager at the proposed fee rate; information as to the reason for the proposed Money Manager hire; information as to the Money Manager’s role in the management of the Fund’s investment portfolio (including the amount of Fund assets to be allocated to the Money Manager or managed pursuant to the Money Manager’s strategy); RIM’s evaluation of the anticipated quality of the investment advisory services to be provided by the Money Manager;
performance information for the new Money Manager; information as to any significant business relationships between the Money
Manager and RIM or Russell Investments Financial Services, LLC, the Fund’s underwriter (“RIFIS”); and the CCO’s current or prior evaluation of the Money Manager’s compliance program, policies and procedures in relation to the Money Manager’s role in the management of the Fund’s investment portfolio, and current or prior certification that they were consistent with applicable legal standards; RIM’s explanation as to the lack of relevance of Money Manager profitability to the evaluation of portfolio management contracts with Money Managers because the willingness of Money Managers to serve in such capacity depends upon arm’s-length negotiations with RIM; RIM’s awareness of the standard fee rates charged by the Money Manager to other clients; RIM’s belief that the proposed Money Manager fees would be reasonable in light of the anticipated quality of investment advisory services to be rendered; the increase or decrease in aggregate Money Manager fees to be paid by RIM from its advisory fee as a result of the engagement of the Money Manager; and the expected costs, if any, of transitioning Fund assets to the Money Manager or its strategy.
The Trustees’ approvals also reflected their findings at prior meetings, including their May 23, 2022 meeting, in connection with their evaluation and approval of the Funds’ existing investment advisory agreement with RIM and portfolio management contracts with then-current Money Managers for the Funds, as well as information received throughout the course of the year regarding, among other things, the quality of services provided to the Funds in the case of the existing Money Managers and the reasonableness of the aggregate investment advisory fees paid by the Funds, as well as the fact that the aggregate investment advisory fees paid by the Funds would not increase or decrease as a result of the implementation of the proposed new portfolio management contracts because the Money Managers’ investment advisory fees are paid by RIM.

Russell Investment Company
Liquidity Risk Management Program — October 31, 2022 (Unaudited)
Liquidity Risk Management Program 985
The Funds have adopted and implemented a liquidity risk management program (the “Program”) in accordance with Rule 22e-4 of the Investment Company Act of 1940, as amended (the “Liquidity Rule”). The Program seeks to assess, manage, and review each
Fund’s “liquidity risk.” For purposes of the Liquidity Rule, “liquidity risk” is defined as the risk that a Fund is unable to satisfy redemption requests without significantly diluting remaining investors’ interests in the Fund.
The Program is comprised of various components designed to support the assessment and/or management of liquidity risk, including:
1. Assessment, management and periodic review of each Fund’s liquidity risk;
2. Classification of each Fund’s investments into four categories or liquidity buckets based on how long it would take to convert the investment to cash (the “Classification Regime”);
3. Establishment and annual review of a highly liquid investment minimum (“HLIM”) for each Fund that does not invest primarily in “highly liquid” investments (as defined under the Liquidity Rule);
4. Requirements applicable to a Fund’s holdings of “illiquid investments” (as defined under the Liquidity Rule); and
5. Implementation of redemption in-kind policies and procedures.
The Board of Trustees of RIC (the “Board”) appointed RIM, the Funds’ investment adviser, as the Program administrator (the
“Program Administrator”). The Program Administrator has delegated responsibility to implement and administer the Program, subject to oversight by the Program Administrator, to one or more RIM associates (the “Program Administrator Delegate”). The
Program Administrator, through the Program Administrator Delegate, monitors the adequacy and effectiveness of the Program’s implementation and on a periodic basis assesses each Fund’s liquidity risk based on a variety of factors.
At the May 23, 2022 meeting of the Regulatory and Investment Compliance Committee of the Board (the “Meeting”), the Program
Administrator reviewed with all members of the Board the Program Administrator’s annual written report (the “Report”) addressing the Program’s operation as well as the adequacy and effectiveness of its implementation for the period from January 1, 2021 through
December 31, 2021 (the “Program Reporting Period”).
The Report summarized the factors considered by the Program Administrator in assessing whether the Program has been adequately and effectively implemented with respect to each Fund. Such information and factors included, among other things: (1) the framework used to assess, manage, and periodically review each Fund’s liquidity risk and the results of this assessment; (2) the methodology and inputs used in connection with the Classification Regime, including circumstances in which the Program Administrator adjusted a preliminary classification provided by the third-party service provider engaged to assist in preparing classifications of portfolio investments (the “Service Provider”) or adjusted the inputs used by the Service Provider to generate preliminary classifications;
(3) whether a new HLIM should be established, or an existing HLIM continued or modified, for each Fund and the procedures for monitoring for HLIM compliance; (4) whether a Fund invested more than 15% of its assets in illiquid investments and the procedures for monitoring for this limit; (5) specific liquidity events arising during the Program Reporting Period, including the impact on Fund liquidity caused by extended non-U.S. market closures; and (6) actions taken by the Program Administrator and
Program Administrator Delegate during the Program Reporting Period to manage Fund liquidity and liquidity risk.
The Board was informed that, in connection with its previous annual review and assessment of the Program, the Program
Administrator made certain updates to the Program during the Program Reporting Period. The Board was also informed of certain updates to the Program that would be implemented in the 2022 reporting period.
Based on the Program Administrator’s review and the factors set forth in the Report, the Report concluded that: (1) the Program continues to be reasonably designed to effectively assess and manage each Fund’s liquidity risk; (2) each Fund’s liquidity risk continues to be appropriate in light of the Fund’s investment objective and strategies; (3) each Fund’s investment strategies continue to be appropriate for an open-ended management investment company; and (4) the Program has been adequately and effectively implemented with respect to each Fund, including the establishment and operation of the HLIM for applicable Funds.

Russell Investment Company
Shareholder Requests for Additional Information — October 31, 2022
(Unaudited)
986 Shareholder Requests for Additional Information
Each Fund files portfolio holdings information within 60 days after the end of each fiscal quarter as an exhibit on Form N-PORT.
Portfolio holdings information for the third month of each fiscal quarter is publicly available on the SEC’s website at https://www.
sec.gov. Each Fund’s complete schedule of portfolio holdings for the second and fourth quarters of each fiscal year is included in the semi-annual and annual reports to Fund shareholders.
The Board has delegated to RIM, as RIC’s investment adviser, the primary responsibility for monitoring, evaluating and voting proxies solicited by or with respect to issuers of securities in which assets of the Funds may be invested. RIM has established a proxy voting committee and has adopted written proxy voting policies and procedures (“P&P”) and proxy voting guidelines
(“Guidelines”). The Funds maintain a Portfolio Holdings Disclosure Policy that governs the timing and circumstances of disclosure to shareholders and third parties of information regarding the portfolio investments held by the Funds. A description of the P&P,
Guidelines, Portfolio Holdings Disclosure Policy and additional information about Fund Trustees are contained in the Funds’
Statement of Additional Information (“SAI”). The SAI and information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, 2022 are available (i) free of charge, upon request, by calling the
Funds at (800) 787-7354; (ii) at https://russellinvestments.com; and (iii) on the Securities and Exchange Commission’s website at www. sec.gov.
Each year, you are automatically sent an updated Prospectus. Unless you specifically request paper copies of the annual and semiannual reports from the Funds or your financial intermediary, you will be notified by mail each time the annual and semiannual reports are posted and provided with a website line to access the reports. You may also occasionally receive notifications of
Prospectus changes and proxy statements for the Funds.
To reduce expenses, we may mail only one copy of the Funds’ prospectuses and, upon request, each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please contact your
Financial Intermediary.
Some Financial Intermediaries may offer electronic delivery of the Funds’ prospectuses and annual and semi-annual reports. Please contact your Financial Intermediary for further details.
Financial statements of the Funds can be obtained at no charge by calling the Funds at (800) 787-7354.

Russell Investment Company
Disclosure of Information about Fund Trustees and Officers — October 31,
2022 (Unaudited)
Disclosure of Information about Fund Trustees and Officers 987
The following tables provide information for each officer and trustee of the Russell Investments fund complex. The Russell
Investments fund complex consists of Russell Investment Company (“RIC”), which has 31 funds and Russell Investment Funds
(“RIF”), which has nine funds. Each of the Trustees is a trustee of RIC and RIF. The first table provides information for the
Interested Trustee. The second table provides information for the Independent Trustees. The third table provides information for the officers. Furthermore, each Trustee possesses the following specific attributes: Ms. Blake has had experience as a certified public accountant and has had experience as a member of boards of directors/trustees of other investment companies; Ms. Cahoon has had experience as the senior financial executive of other investment companies and their investment adviser and distributor, as well as a certified public accountant who previously provided audit services in the financial sector at a multi-national accounting firm and has been determined by the Board to be an “audit committee financial expert”; Mr. Day has had experience as an executive-
level leader in corporate finance and accounting, as a member of the boards of other companies and non-profit organizations, and as a certified public accountant; Ms. Krysty has had business, financial and investment experience as the founder and senior executive of a registered investment adviser focusing on high net worth individuals as well as a certified public accountant and a member of the boards of other corporations and non-profit organizations; Ms. Ledoux has had investment experience as a portfolio manager and has had experience as a member of the board of trustees of other investment companies; Mr. May has had business, financial services, accounting and investment management experience as a senior executive and board member of financial services, investment management and other organizations, as well as experience as a board member of other investment companies and as a certified public accountant; Ms. Shanahan has had financial, risk management, governance and compliance experience in highly regulated industries as a senior executive at large financial institutions, and as a member of the board of a non-profit organization; Mr. Tennison has had business, financial and investment experience as a senior executive of a corporation with international activities and was trained as an accountant; and Mr. Thompson has had experience in business, governance, investment and financial reporting matters as a senior executive of an organization sponsoring and managing other investment companies, and, subsequently, has served as a board member of other investment companies. Mr. Barback has had experience as a senior executive of other financial services companies with responsibility for investment, financial, and operational matters affecting asset managers and related service providers. As a senior officer of an affiliate of RIM, Mr. Barback is in a position to provide the Board with such entity’s perspectives on the management, operations and distribution of the RIC and RIF Funds.
* Each Trustee shall retire from service on the Board of Trustees at the end of the calendar year in which the Trustee reaches 75 years of age. However, at the discretion of the Board and upon the request of the Trustee, a one-year waiver may be granted from the application of the policy, which will allow the Trustee to continue to serve on the Board for an additional one-year period following the end of the calendar year in which the Trustee reaches 75 years of age. A maximum of five one-year waivers may be requested by the Trustee and granted by the Board to the Trustee.
# Mr. Barback is Chief Administrative Officer of an affiliate of RIM and is therefore an Interested Trustee.
Name,
Age,
Address
Position(s) Held
With Fund and
Length of
Time Served
Term
of
Office*
Principal Occupation(s)
During the
Past 5 Years
No. of
Portfolios
in Russell
Investments
Fund
Complex
Overseen
by Trustee
Other
Directorships
Held by Trustee
During the
Past 5 Years
INTERESTED TRUSTEES
Vernon Barback#
Born August 24, 1956
1301 Second Avenue,
18th Floor, Seattle, WA
98101
President and Chief
Executive Officer
since 2022
Trustee since 2021
Appointed
until successor
is chosen and
qualified by
Trustees
Appointed until
successor is
duly elected and
qualified
President and CEO, RIC and RIF
Chief Operating Officer, Russell
Investments
From 2019 – 2022, Chief
Administrative Officer, Russell
Investments
From 2016 – 2019, President,
Russell Investments
From 2019 – 2021, Vice Chairman,
Russell Investments
Until 2020, Director, NorthStar
Topco, LLC (technology and
services outsourcing company)
40
Until 2020,
Director of
NorthStar
Topco, LLC
(technology
and services
outsourcing
company)

Russell Investment Company
Disclosure of Information about Fund Trustees and Officers, continued —
October 31, 2022 (Unaudited)
988 Disclosure of Information about Fund Trustees and Officers
* Each Trustee shall retire from service on the Board of Trustees at the end of the calendar year in which the Trustee reaches 75 years of age. However, at the discretion of the Board and upon the request of the Trustee, a one-year waiver may be granted from the application of the policy, which will allow the Trustee to continue to serve on the Board for an additional one-year period following the end of the calendar year in which the Trustee reaches 75 years of age. A maximum of five one-year waivers may be requested by the Trustee and granted by the Board to the Trustee.
Name,
Age,
Address
Position(s) Held
With Fund and
Length of
Time Served
Term
of
Office*
Principal Occupation(s)
During the
Past 5 Years
No. of
Portfolios
in Russell
Investments
Fund
Complex
Overseen
by Trustee
Other
Directorships
Held by Trustee
During the
Past 5 Years
INDEPENDENT TRUSTEES
Kristianne Blake
Born January 22, 1954
1301 Second Avenue,
18th Floor, Seattle, WA
98101
Trustee since 2000
Chairman of the
Audit Committee
since 2021
Appointed until
successor is
duly elected and
qualified
Appointed until
successor is
duly elected and
qualified
Lead Independent Director, Avista
Corp. (electric utilities)
Until May 2017, Director and
Chairman of the Audit Committee,
Avista Corp (electric utilities)
Until September 2018, Regent,
University of Washington
President, Kristianne Gates Blake,
P.S. (accounting services)
40
Lead
Independent
Director,
Avista Corp.
(electric
utilities)
Until May
2017,
Director,
Avista Corp
(electric
utilities)
Michelle L. Cahoon
Born July 5, 1966
1301 Second Avenue
18th Floor, Seattle, WA
98101
Trustee since 2021 Appointed until
successor is
duly elected and
qualified
Retired
From January to March 2019,
Consulting Chief Financial Officer,
Driehaus Capital Management LLC
(investment adviser)
Until 2018, Chief Financial Officer
and Treasurer, Driehaus Capital
Management LLC and Driehaus
Securities LLC (broker dealer)
Until 2018, Vice President and
Treasurer, Driehaus Mutual Funds
(investment company)
Trustee and Audit Committee
Chair Fairway Private Equity &
Venture Capital Opportunities Fund
(investment company)
40
Trustee
and Audit
Committee
Chair Fairway
Private Equity
& Venture
Capital
Opportunities
Fund
(investment
company)

Russell Investment Company
Disclosure of Information about Fund Trustees and Officers, continued —
October 31, 2022 (Unaudited)
Disclosure of Information about Fund Trustees and Officers 989
* Each Trustee shall retire from service on the Board of Trustees at the end of the calendar year in which the Trustee reaches 75 years of age. However, at the discretion of the Board and upon the request of the Trustee, a one-year waiver may be granted from the application of the policy, which will allow the Trustee to continue to serve on the Board for an additional one-year period following the end of the calendar year in which the Trustee reaches 75 years of age. A maximum of five one-year waivers may be requested by the Trustee and granted by the Board to the Trustee.
Name,
Age,
Address
Position(s) Held
With Fund and
Length of
Time Served
Term
of
Office*
Principal Occupation(s)
During the
Past 5 Years
No. of
Portfolios
in Russell
Investments
Fund
Complex
Overseen
by Trustee
Other
Directorships
Held by Trustee
During the
Past 5 Years
INDEPENDENT TRUSTEES (continued)
Michael Day
Born October 23, 1957
1301 Second Avenue
18th Floor, Seattle, WA
98101
Trustee since 2021 Appointed until
successor is
duly elected and
qualified
President and Chief Executive
Officer, Topa Insurance Company
(insurance company)
40
Director, Topa
Insurance
Group
(insurance
company)
Director,
Puppet, Inc.
(information
technology
company)
Director,
Somos, Inc.
(information
technology
company)
Until 2019,
Director,
Recology
(waste
management
company)
Katherine W. Krysty
Born December 3, 1951
1301 Second Avenue
18th Floor, Seattle, WA
98101
Trustee since 2014
Chairman of
Regulatory and
Investment
Compliance
Committee since
2020
Appointed until
successor is
duly elected and
qualified
Appointed until
successor is
duly elected and
qualified
Retired
40
None

Russell Investment Company
Disclosure of Information about Fund Trustees and Officers, continued —
October 31, 2022 (Unaudited)
990 Disclosure of Information about Fund Trustees and Officers
* Each Trustee shall retire from service on the Board of Trustees at the end of the calendar year in which the Trustee reaches 75 years of age. However, at the discretion of the Board and upon the request of the Trustee, a one-year waiver may be granted from the application of the policy, which will allow the Trustee to continue to serve on the Board for an additional one-year period following the end of the calendar year in which the Trustee reaches 75 years of age. A maximum of five one-year waivers may be requested by the Trustee and granted by the Board to the Trustee.
Name,
Age,
Address
Position(s) Held
With Fund and
Length of
Time Served
Term
of
Office*
Principal Occupation(s)
During the
Past 5 Years
No. of
Portfolios
in Russell
Investments
Fund
Complex
Overseen
by Trustee
Other
Directorships
Held by
Trustee
During the
Past 5 Years
INDEPENDENT TRUSTEES (continued)
Julie Dien Ledoux
Born August 17, 1969
1301 Second Avenue
18th Floor, Seattle, WA
98101
Trustee since 2019
Vice Chairman
of the Regulatory
and Investment
Compliance
Committee since
2022
Appointed until
successor is
duly elected
and qualified
Appointed until
successor is
duly elected and
qualified
Until March 2018, Trustee of Avenue
Credit Strategies Fund (investment
company)
Until November 2017, Trustee of
Avenue Income Credit Strategies
Fund (investment company)
40
Until
March
2018,
Trustee of
Avenue
Credit
Strategies
Fund
(investment
company).
Until
November
2017,
Trustee of
Avenue
Income
Credit
Strategies
Fund
(investment
company)

Russell Investment Company
Disclosure of Information about Fund Trustees and Officers, continued —
October 31, 2022 (Unaudited)
Disclosure of Information about Fund Trustees and Officers 991
* Each Trustee shall retire from service on the Board of Trustees at the end of the calendar year in which the Trustee reaches 75 years of age. However, at the discretion of the Board and upon the request of the Trustee, a one-year waiver may be granted from the application of the policy, which will allow the Trustee to continue to serve on the Board for an additional one-year period following the end of the calendar year in which the Trustee reaches 75 years of age. A maximum of five one-year waivers may be requested by the Trustee and granted by the Board to the Trustee.
Name,
Age,
Address
Position(s) Held
With Fund and
Length of
Time Served
Term
of
Office*
Principal Occupation(s)
During the
Past 5 Years
No. of
Portfolios
in Russell
Investments
Fund
Complex
Overseen
by Trustee
Other
Directorships
Held by Trustee
During the
Past 5 Years
INDEPENDENT TRUSTEES (continued)
Jeremy May
Born March 30, 1970
1301 Second Avenue
18th Floor, Seattle, WA
98101
Trustee since 2021 Appointed until
successor is
duly elected and
qualified
Founder and Chief Executive
Officer, Paralel Technologies
LLC (information technology
company)
Until March 2021, Chief
Operating Officer of Magnifi
LLC (information technology
company)
Until 2019, President ALPS
Portfolio Solutions and Executive
Vice President of ALPS Advisors
and ALPS Holdings (investment
company)
40
Trustee and
Chairman of
Bow River
Capital
Evergreen
Fund
(investment
company)
Trustee and
Chairman
of New
Age Alpha
ETF Trust
(investment
company)
Until March
2021,
Interested
Director of
Reaves Utility
Income Trust
(investment
Company)
Until
February
2021,
Interested
Director
of ALPS
Series Trust
(investment
company)
Until 2019,
Interested
Director of
RiverNorth
Opportunities
Fund
(investment
company)

Russell Investment Company
Disclosure of Information about Fund Trustees and Officers, continued —
October 31, 2022 (Unaudited)
992 Disclosure of Information about Fund Trustees and Officers
* Each Trustee shall retire from service on the Board of Trustees at the end of the calendar year in which the Trustee reaches 75 years of age. However, at the discretion of the Board and upon the request of the Trustee, a one-year waiver may be granted from the application of the policy, which will allow the Trustee to continue to serve on the Board for an additional one-year period following the end of the calendar year in which the Trustee reaches 75 years of age. A maximum of five one-year waivers may be requested by the Trustee and granted by the Board to the Trustee.
Name,
Age,
Address
Position(s) Held
With Fund and
Length of
Time Served
Term
of
Office*
Principal Occupation(s)
During the
Past 5 Years
No. of
Portfolios
in Russell
Investments
Fund
Complex
Overseen
by Trustee
Other
Directorships
Held by
Trustee
During the
Past 5 Years
INDEPENDENT TRUSTEES (continued)
Jeannie Shanahan
Born February 15, 1964
1301 Second Avenue
18th Floor, Seattle, WA
98101
Trustee since 2021 Appointed until
successor is
duly elected and
qualified
Until 2021, President of Twin
Star Consulting, LLC (consulting
company)
Until November 2018, Senior Vice
President and Chief Governance
Officer – CCAR of Northern
Trust Company (financial services
company)
40
None
Raymond P. Tennison Jr.
Born December 21, 1955
1301 Second Avenue
18th Floor, Seattle, WA
98101
Trustee since 2000
Chairman since 2021
Appointed until
successor is
duly elected and
qualified
Approved
Annually
Retired
40
None
Jack R. Thompson
Born March 21, 1949
1301 Second Avenue,
18th Floor, Seattle, WA
98101
Trustee since 2005
Vice Chairman since
2021
Chairman of
the Nominating
and Governance
Committee since
2021
Appointed until
successor is
duly elected and
qualified
Approved
annually
Appointed until
successor is
duly elected and
qualified
Retired
40
None

Russell Investment Company
Disclosure of Information about Fund Trustees and Officers, continued —
October 31, 2022 (Unaudited)
Disclosure of Information about Fund Trustees and Officers 993
Name,
Age,
Address
Positions(s) Held
With Fund and
Length of
Time Served
Term
of
Office
Principal Occupation(s)
During the
Past 5 Years
OFFICERS
Vernon Barback
Born August 24, 1956
1301 Second Avenue
18th Floor, Seattle, WA
98101
President and Chief
Executive Officer
since 2022
Until successor
is chosen and
qualified by
Trustees
President and CEO, RIC and RIF
Chief Operating Officer, Russell Investments
From 2019 – 2022, Chief Administrative Officer, Russell
Investments
From 2016 – 2019, President, Russell Investments
From 2019 – 2021, Vice Chairman, Russell Investments
Until 2020, Director, NorthStar Topco, LLC (technology and
services outsourcing company)
Cheryl Wichers
Born December 16, 1966
1301 Second Avenue
18th Floor, Seattle, WA
98101
Chief Compliance
Officer since 2005
Until removed
by Independent
Trustees
Chief Compliance Officer, RIC and RIF
Chief Compliance Officer, RIFUS
2011 to 2016 Chief Compliance Officer, U.S. One , LLC
Mark E. Swanson
Born November 26, 1963
1301 Second Avenue
18th Floor, Seattle, WA
98101
Treasurer, Chief
Accounting Officer
and Chief Financial
Officer since 1998
Until successor
is chosen and
qualified by
Trustees
Global Head of Fund Services, Russell Investments
President, Chief Executive Officer, Treasurer, Chief Accounting
Officer and CFO, RIC and RIF
Director and President, RIFUS
Director RIM, Russell Investments Trust Company (“RITC”) and
RIFIS
President and Chief Executive Officer, RIC and RIF, February 2020
to February 2022
Kate El-Hillow
Born August 17, 1974
1301 Second Avenue,
18th Floor, Seattle WA
98101
Chief Investment
Officer since 2021
Until removed
by Trustees
Global Chief Investment Officer and Co-President, Russell
Investments
Chief Investment Officer, RIC and RIF
President, RIM
Until 2021, Deputy Chief Investment Officer, Senior Portfolio
Manager, Head of Strategy Selection and Head of Portfolio
Management & Risk, Goldman Sachs
Mary Beth Albaneze
Born April 25, 1969
1301 Second Avenue,
18th Floor, Seattle, WA
98101
Secretary and Chief
Legal Officer since
2010
Until successor
is chosen and
qualified by
Trustees
Associate General Counsel, Russell Investments
Secretary, RIM, RIFUS and RIFIS
Secretary and Chief Legal Officer, RIC and RIF
Secretary, U.S. One, LLC

Russell Investment Company
Adviser, Money Managers and Service Providers — October 31, 2022
(Unaudited)
994 Adviser, Money Managers and Service Providers
Interested Trustees
Vernon Barback
Independent Trustees
Kristianne Blake
Michelle L. Cahoon
Michael Day
Katherine W. Krysty
Julie Dien Ledoux
Jeremy May
Jeannie Shanahan
Raymond P. Tennison, Jr.
Jack R. Thompson
Officers
Vernon Barback, President and Chief Executive Officer
Mark E. Swanson, Treasurer, Chief Accounting Officer &
Chief Financial Officer
Cheryl Wichers, Chief Compliance Officer
Kate El-Hillow, Chief Investment Officer
Mary Beth Albaneze, Secretary and Chief Legal Officer
Adviser
Russell Investment Management, LLC
1301 Second Avenue
Seattle, WA 98101
Administrator and Transfer and Dividend
Disbursing
Agent
Russell Investments Fund Services, LLC
1301 Second Avenue
Seattle, WA 98101
Custodian
State Street Bank and Trust Company
1 Heritage Drive
North Quincy, MA 021171
Office of Shareholder Inquiries
1301 Second Avenue
Seattle, WA 98101
(800) 787-7354
Legal Counsel
Dechert LLP
One International Place, 40th Floor
100 Oliver Street
Boston, MA 02110
Distributor
Russell Investments Financial Services, LLC
1301 Second Avenue
Seattle, WA 98101
Independent Registered Public Accounting Firm
PricewaterhouseCoopers LLP
1420 5th Avenue, Suite 2800
Seattle, WA 98101
Money Managers
Equity Income Fund
Barrow, Hanley, Mewhinney & Strauss, LLC, Dallas, TX
Brandywine Global Investment Management, LLC,
Philadelphia, PA
Sustainable Equity Fund
Coho Partners, Ltd., Berwyn, PA
Jacobs Levy Equity Management, Inc., Florham Park, NJ
Mar Vista Investment Partners, LLC, Los Angeles, CA
Sustainable Growth Advisers, LP, Stamford, CT
U.S. Strategic Equity Fund
Brandywine Global Investment Management, LLC,
Philadelphia, PA
Jacobs Levy Equity Management, Inc., Florham Park, NJ
J.P. Morgan Investment Management Inc., New York, NY
William Blair Investment Management, LLC, Chicago, IL
U.S. Small Cap Equity Fund
Ancora Advisors, LLC, Mayfield Heights, OH
BAMCO, Inc., New York, NY
Boston Partners Global Investors, Inc., Boston, MA
Calamos Advisors LLC, Naperville, IL
Copeland Capital Management, LLC, Conshohocken, PA
DePrince, Race & Zollo, Inc., Winter Park, FL
Jacobs Levy Equity Management, Inc., Florham Park, NJ
Penn Capital Management Company, LLC, Philadelphia, PA
Ranger Investment Management, L.P., Dallas, TX
International Developed Markets Fund
Intermede Investment Partners Limited, London W1B 5LU,
UK and Intermede Global Partners Inc., San Francisco,
CA
Pzena Investment Management LLC, New York, NY
Wellington Management Company LLP, Boston, MA
Global Equity Fund
Intermede Investment Partners Limited, London W1B 5LU,
UK and Intermede Global Partners Inc., San Francisco,
CA
Sanders Capital, LLC, New York, NY
Wellington Management Company LLP, Boston, MA
Emerging Markets Fund
AllianceBernstein L.P., Nashville, TN
Axiom Investors LLC, Greenwich, CT
Consilium Investment Management, LLC, Fort Lauderdale,
FL
Neuberger Berman Investment Advisors LLC, New York,
NY
Numeric Investors LLC, Boston, MA
Oaktree Fund Advisors, LLC, Los Angeles, CA
Tax-Managed U.S. Large Cap Fund
Barrow, Hanley, Mewhinney & Strauss, LLC, Dallas, TX
Brandywine Global Investment Management, LLC,
Philadelphia, PA
J.P. Morgan Investment Management Inc., New York, NY
Sustainable Growth Advisers, LP, Stamford, CT
William Blair Investment Management, LLC, Chicago, IL
Tax-Managed U.S. Mid & Small Cap Fund
Ancora Advisors, LLC, Mayfield Heights, OH
BAMCO, Inc., New York, NY
Cardinal Capital Management L.L.C., Greenwich, CT
Copeland Capital Management, LLC, Conshohocken, PA
DePrince, Race & Zollo, Inc., Winter Park, FL
Polen Capital Management, LLC, Boca Raton, FL
Summit Creek Advisors, LLC, Minneapolis, MN
Tax-Managed International Equity Fund
AllianceBernstein L.P., Nashville, TN
Intermede Investment Partners Limited, London W1B 5LU,
UK and Intermede Global Partners Inc., San Francisco,
CA
Pzena Investment Management LLC, New York, NY
RWC Asset Advisors (US) LLC, Miami, FL
Wellington Management Company LLP, Boston, MA

Russell Investment Company
Adviser, Money Managers and Service Providers — October 31, 2022
(Unaudited)
Adviser, Money Managers and Service Providers 995
Tax-Managed Real Assets Fund
First Sentier Investors (Australia) IM Ltd, Sydney, Australia
Grantham Mayo Van Otterloo & Co. LLC, Boston, MA
RREEF America L.L.C., Chicago, IL
Opportunistic Credit Fund
Barings LLC, Charlotte, NC, and Baring International
Investment Limited, London, United Kingdom
DuPont Capital Management Corporation, Wilmington, DE
Marathon Asset Management, L.P., New York, NY
Voya Investment Management Co. LLC, New York, NY
Unconstrained Total Return Fund
Ardea Investment Management Pty Ltd, Sydney, Australia
Hermes Investment Management Limited, London, UK
Strategic Bond Fund
BlueBay Asset Management LLP, London, UK
Schroder Investment Management North America Inc., New
York, NY
Western Asset Management Company, LLC, Pasadena,
CA and Western Asset Management Company Limited,
London, United Kingdom
Investment Grade Bond Fund
MetLife Investment Management, LLC, Whippany, NJ
Schroder Investment Management North America Inc., New
York, NY
Short Duration Bond Fund
Scout Investments, Inc., Kansas City, MO
Western Asset Management Company, LLC, Pasadena,
CA and Western Asset Management Company Limited,
London, United Kingdom
Tax-Exempt High Yield Bond Fund
Goldman Sachs Asset Management, L.P., New York, NY
MacKay Shields LLC, New York, NY
Tax-Exempt Bond Fund
Goldman Sachs Asset Management, L.P., New York, NY
MacKay Shields LLC, New York, NY
Global Infrastructure Fund
Cohen & Steers Capital Management, Inc., New York, NY,
Cohen & Steers UK Limited, London, UK and Cohen &
Steers Asia Limited, Hong Kong, China
First Sentier Investors (Australia) IM Ltd, Sydney, Australia
Nuveen Asset Management, LLC, Chicago, IL
Global Real Estate Securities Fund
Cohen & Steers Capital Management, Inc., New York, NY,
Cohen & Steers UK Limited, London, UK and Cohen &
Steers Asia Limited, Hong Kong, China
RREEF America L.L.C., Chicago, IL, DWS Investments
Australia Limited, Sydney, Australia, and DWS
Alternatives Global Limited, London, United Kingdom,
operating under the brand name DWS
Multi-Strategy Income Fund
Berenberg Asset Management LLC, New York, NY
Boston Partners Global Investors, Inc., Boston, MA
Cohen & Steers Capital Management, Inc., New York, NY,
Cohen & Steers UK Limited, London, UK and Cohen &
Steers Asia Limited, Hong Kong, China
Intermede Investment Partners Limited, London W1B 5LU,
UK and Intermede Global Partners Inc., San Francisco,
CA
Kopernik Global Investors, LLC, Tampa, FL
Man Investments Australia Limited, Sydney, Australia
Marathon Asset Management, L.P., New York, NY
MFS Institutional Advisors, Inc., Boston, MA
Oaktree Fund Advisors, LLC, Los Angeles, CA
Putnam Investment Management, LLC, Boston, MA
RiverPark Advisors, LLC, New York, NY
RWC Asset Advisors (US) LLC, Miami, FL
Sompo Asset Management Co., Ltd., Tokyo, Japan
Multi-Asset Growth Strategy Fund
Berenberg Asset Management LLC, New York, NY
Boston Partners Global Investors, Inc., Boston, MA
Cohen & Steers Capital Management, Inc., New York, NY,
Cohen & Steers UK Limited, London, UK and Cohen &
Steers Asia Limited, Hong Kong, China
First Sentier Investors (Australia) IM Ltd, Sydney, Australia
Hermes Investment Management Limited, London, UK
Intermede Investment Partners Limited, London W1B 5LU,
UK and Intermede Global Partners Inc., San Francisco,
CA
Kopernik Global Investors, LLC, Tampa, FL
Man Investments Australia Limited, Sydney, Australia
Marathon Asset Management, L.P., New York, NY
MFS Institutional Advisors, Inc., Boston, MA
Oaktree Fund Advisors, LLC, Los Angeles, CA
Putnam Investment Management, LLC, Boston, MA
RiverPark Advisors, LLC, New York, NY
RWC Asset Advisors (US) LLC, Miami, FL
Sompo Asset Management Co., Ltd., Tokyo, Japan
Note: Multifactor U.S. Equity, Multifactor International Equity and Multifac-
tor Bond Funds are directly managed by RIM.
This report is prepared from the books and records of the Funds and is submitted for the general information of shareholders and is not authorized for distribution to prospective investors unless accompanied or preceded by an effective Prospectus. Nothing herein contained is to be considered an offer of sale or a solicitation of an offer to buy shares of Russell Investment Company. Such offering is made only by Prospectus, which includes details as to offering price and other material information.

Russell Investment Company
1301 Second Avenue
Seattle, Washington 98101
800-787-7354
Fax: 206-505-3495
https://russellinvestments.com

Item 2. Code of Ethics. [Annual Report Only]
(a)

As of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer and principal financial officer (“Code”).
(b)

That Code comprises written standards that are reasonably designed to deter wrongdoing and to promote:
1)

honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;
2)

full, fair, accurate, timely and understandable disclosure in reports and documents that a registrant files with, or submits to, the Securities and Exchange Commission (“SEC”) and in other public communications made by each Mutual Fund;
3)

compliance with applicable laws and governmental rules and regulations;
4)

the prompt internal reporting to an appropriate person or persons identified in the Code of violations of the Code; and
5)

accountability for adherence to the Code.
(c)

The Code was restated as of August 2022; the restatement did not involve any material change.
(d)

As of the end of the period covered by the report, there have been no waivers granted from a provision of the Code that applies to the registrant’s principal executive officer and principal financial officer.
(e)

Not applicable.
(f)

The registrant has filed with the SEC, pursuant to Item 13(a)(1), a copy of the Code that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, as an exhibit to its annual report on this Form N-CSR.
Item 3. Audit Committee Financial Expert. [Annual Report Only]
Registrant's board of trustees has determined that the Registrant has at least one audit committee financial expert serving on its audit committee.  Michelle Cahoon has been determined to be the Audit Committee Financial Expert and is also determined to be “independent” for purposes of Item 3, paragraph (a)(2)(i) and (ii) of Form N-CSR.
Item 4. Principal Accountant Fees and Services. [Annual Report Only]
Audit Fees

(a) The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were as follows:

2021     $1,436,976
2022     $1,384,668

Audit-Related Fees

(b) The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item and the nature of the services comprising those fees were as follows:

Fees                                         Nature of Services

2021    $503,086                                 Tax Services performed in connection with the Audit
2022    $474,775                                 Tax Services performed in connection with the Audit

Tax Fees

(c) The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning and the nature of the services comprising the fees were as follows:

Fees                                         Nature of Services

2021    $459,023                                 Tax services
2022    $436,495                                 Tax services

All Other Fees

(d) The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item and the nature of the services comprising those fees were as follows:

Fees                                         Nature of Services

2021    $0
2022    $0

(e) (1) Registrant’s audit committee has adopted the following pre-approval policies and procedures for certain services provided by Registrant’s accountants:

Russell Investment Company
Audit and Non-Audit Services Pre-Approval Policy
Effective Date:  August 25, 2020

I.

Statement of Purpose.

This Audit and Non-Audit Services Pre-Approval Policy (“Policy”) has been adopted by the joint Audit Committee (the “Audit Committee”) of Russell Investment Company (“RIC”) and Russell Investment Funds (“RIF”) to apply to any and all engagements of the independent auditor with: (1) RIC and RIF, respectively, for audit and permissible non-audit services and (2) the Funds’ adviser or its control affiliates (collectively, “Adviser Entities”) for permissible non-audit services that relate directly to the Funds’ operations or financial reporting (“fund-related services”).
[1]
  The term “Fund” shall collectively refer to each series of RIC and RIF.  The term “Investment Adviser” shall refer to the Funds’ adviser, Russell Investment Management, LLC (“RIM”).  This Policy does not delegate to management the responsibilities set forth herein for the pre-approval of services performed by the Funds’ independent auditor.

II.

Statement of Principles.

Under the Sarbanes-Oxley Act of 2002 (the “Act”) and rules adopted by the United States Securities and Exchange Commission (the “SEC”), the Audit Committee of the Funds’ Board of Trustees (the “Audit Committee”) is charged with responsibility for the appointment, compensation and oversight of the work of the independent auditor for the Funds.  As part of these responsibilities, the Audit Committee is required to pre-approve: (1) the audit services and permissible non-audit services, such as audit-related, tax and other services (“non-audit services”), to be performed by the independent auditor for the Funds, and (2) the services to be performed by the independent auditor for Adviser Entities that relate directly to the operations and financial reporting of the fund, in each case to assure that the independence of the auditor is not in any way compromised or impaired with respect to the Funds.  In determining whether an auditor is independent in light of the services it provides to a Fund or Adviser Entity, there are four guiding principles under the Act and relevant SEC rules that must be considered.  In general, the independence of the auditor to the Funds could be deemed impaired if the auditor has a relationship or provides a service that:

•

Creates a mutual or conflicting interest between the auditor and the audit client (including the Funds whose financial statements are being audited, as well as affiliates of the Funds covered by relevant SEC rules);
•

Results in the auditor acting as management or an employee of the audit client;
•

Places the auditor in the position of auditing its own work; or
•

Places the accountant in a position of being an advocate for the audit client.

Accordingly, it is the Funds’ policy that the independent auditor for the Funds must not be engaged to perform any service that contravenes the rules adopted by the SEC governing auditor independence, including the four guidelines set forth above, or which in any way could be deemed to impair or compromise the independence of the auditor for the Funds.  This Policy is designed to accomplish those requirements and will henceforth be applied to all engagements by the Funds of their independent auditor, whether for audit, audit-related, tax, or other non-audit services, as well as to engagements of the auditor by Adviser Entities for fund-related services.

Rules adopted by the SEC establish two distinct approaches to the pre-approval of auditor services by the Audit Committee.  The proposed services either may receive general pre-approval through adoption by the Audit Committee of pre-approval policies and procedures, provided the policies and procedures are detailed as to the particular services (e.g., a list of authorized services for the fund, together with a budget of expected costs for those services), the Audit Committee is informed of each service and such policies and procedures do not include delegation of the Audit Committee’s responsibilities to management (“general pre-approval”), or specific pre-approval by the Audit Committee of all services provided to the Funds or fund-related services provided to Adviser Entities on a case-by-case basis (“specific pre-approval”).

The Funds’ Audit Committee believes that the combination of these two approaches reflected in this Policy will result in an effective and efficient procedure for the pre-approval of permissible services performed by the Funds’ independent auditor.  The Funds’ Audit and Non-Audit Pre-Approved Services Schedule lists the audit, audit-related, tax and other services (including fund-related services) that have the general pre-approval of the Audit Committee.
[2]
  As set forth in this Policy, unless a particular service has received general pre-approval, those services will require specific pre-approval by the Audit Committee before any such services can be provided by the independent auditor.  Any proposed service to the Funds or Adviser Entities that exceeds the pre-approved budget for those services will also require specific pre-approval by the appropriate Audit Committee.

In assessing whether a particular audit or non-audit service should be approved, the Audit Committee will take into account the ratio between the total amounts paid for audit, audit-related, tax and other services, based on historical patterns, with a view toward assuring that the level of fees paid for non-audit services as they relate to the fees paid for audit services does not compromise or impair the independence of the auditor.  The Audit Committee will review the list of general pre-approved services, including the pre-approved budget for those services, at least annually and more frequently if deemed appropriate by the Audit Committee, and may implement changes thereto from time to time.

III.

Delegation.

As provided in the Act and in the SEC’s rules, the Audit Committee from time to time may delegate either general or specific pre-approval authority to one or more of its members.  Any member to whom such authority is delegated must report any pre-approval decisions to the Audit Committee at its next scheduled meeting.

IV.

Audit Services.

The annual audit services engagement terms and fees for the independent auditor for the Funds require specific pre-approval of the Audit Committee.  Audit services include the annual financial statement audit and other procedures required to be performed by the independent auditor in order to be able to form an opinion on the financial statements for the Funds for that year.  These other procedures include reviews of information systems, procedural reviews and testing performed in order to understand and rely on the Funds’ systems of internal control, and consultations relating to the audit.  Audit services also include the attestation engagement for the independent auditor’s report on the report from management on financial reporting internal controls.  The Audit Committee will review the audit services engagement as necessary or appropriate in the sole judgment of the Audit Committee.

In addition to the pre-approval by the Audit Committee of the annual engagement of the independent auditor to perform audit services described above, the Audit Committee may grant general pre-approval to other audit services, which are those services that only the independent auditor reasonably can provide.  These services are generally related to the issuance of an audit opinion, and may include statutory audits and services associated with the Funds’ SEC registration statement on Form N-1A, periodic reports and documents filed with or information requested by the SEC or other regulatory or self-regulatory organizations, or other documents issued in connection with the Funds’ securities offerings.

The audit services engagement terms and fees for the independent auditor for the Funds, as described above, must be specifically pre-approved by the Audit Committee or its delegate on an annual basis. The Audit Committee has pre-approved the other audit services set forth in Schedule A of the Audit and Non-Audit Pre-Approved Services Schedule.  All other audit services not listed in Schedule A of the Audit and Non-Audit Pre-Approved Services Schedule must be specifically pre-approved by the Audit Committee or its delegate.

V.

Audit-Related Services.

Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the financial statements for the Funds, or the separate financial statements for a series of the Funds that are traditionally performed by the independent auditor.  Because the Audit Committee believes that the provision of audit-related services does not compromise or impair the independence of the auditor and is consistent with the SEC’s rules on auditor independence, the Audit Committee may grant pre-approval to audit related services.  “Audit-related services” include, among others, accounting consultations related to accounting, financial reporting or disclosure matters not classified as “audit services;” assistance with understanding and implementing new accounting and financial reporting or disclosure matters not classified as “audit services;” assistance with understanding and implementing new accounting and financial reporting guidance from rulemaking authorities; agreed upon or expanded audit procedures related to accounting and/or billing records required to respond to or comply with financial, accounting or regulatory reporting matters; and assistance with internal reporting requirements, including  reports required to be filed with the SEC pursuant to applicable requirements.

The Audit Committee has pre-approved the audit-related services set forth in Schedule B of the Audit and Non-Audit Pre-Approved Services Schedule.  All other audit-related services not listed in Schedule B of the Audit and Non-Audit Pre-Approved Services Schedule must be specifically pre-approved by the Audit Committee or its delegate.

VI.

Tax Services.

The Audit Committee believes that the independent auditor can provide tax services to the Funds, such as tax compliance, tax planning and tax advice, without impairing the auditor’s independence and the SEC has stated that the independent auditor may provide such services.  Consequently, the Audit Committee believes that it may grant general pre-approval to those tax services that have historically been provided by the auditor, that the Audit Committee has reviewed and believes would not impair the independence of the auditor, and that are consistent with the SEC’s rules on auditor independence.  However, the Audit Committee will not permit the retention of the independent auditor to provide tax advice in connection with any transaction recommended by the independent auditor, the sole business purpose of which may be tax avoidance and the tax treatment of which may not be supported by the United States Internal Revenue Code and related regulations or the applicable tax statutes and regulations that apply to the Funds’ investments outside the United States.  The Audit Committee will consult with the Treasurer of the Funds or outside counsel to determine that the Funds’ tax planning and reporting positions are consistent with this policy.

The Audit Committee has pre-approved the tax services set forth in Schedule C of the Audit and Non-Audit Pre-Approved Services Schedule. All other tax services not listed in Schedule C of the Audit and Non-Audit Pre-Approved Services Schedule must be specifically pre-approved by the Audit Committee or its delegate.

VII.

All Other Services.

The Audit Committee believes, based on the SEC’s rules prohibiting the independent auditor from providing specific non-audit services, that other types of non-audit services are permitted.  Accordingly, the Audit Committee believes that it may grant general pre-approval to those permissible non-audit services classified as “all other” services that the Audit Committee believes are routine and recurring services, would not impair or compromise the independence of the auditor and are consistent with the SEC’s rules on auditor independence.

The Audit Committee has pre-approved the permissible “all other services” set forth in Schedule D of the Audit and Non-Audit Pre-Approved Services Schedule.  Permissible “all other services” not listed in Schedule D of the Audit and Non-Audit Pre-Approved Services Schedule must be specifically pre-approved by the Audit Committee or its delegate.

A list of the SEC’s prohibited non-audit services are as follows:

  Bookkeeping or other services relating to the accounting records or financial statements of the Funds

  Financial information system design and implementation

  Appraisal or valuation services, fairness opinions or contribution-in-kind reports

  Actuarial services

  Internal audit outsourcing services

  Management functions

  Human resources services

  Broker-dealer, investment adviser or investment banking services

  Legal services unrelated to the audit

  Expert services unrelated to the audit

The SEC’s rules and relevant official interpretations and guidance should be consulted to determine the scope of these prohibited services and the applicability of any exceptions to certain of the prohibitions.  Under no circumstance may an executive, manager or associate of the Funds, the Investment Adviser or an Adviser Entity authorize the independent auditor for the Funds to provide prohibited non-audit services.

VIII.

De Minimis Waiver.

In accordance with the Act and SEC regulations, notwithstanding anything in this Policy to the contrary, the pre-approval requirements of this Policy are waived with respect to the provision of non-audit services that are permissible for an independent auditor to perform, provided:

            (a)        The aggregate amount of all such services provided constitutes no more than five percent of the total amount of fees paid by RIC or RIF, as applicable, to the independent auditor during the fiscal year in which the services were provided;

            (b)        Such services were not recognized by the Funds at the time of the engagement to be non-audit services requiring pre-approval by the Audit Committee or its delegate; and

            (c)        Such services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee or its delegate prior to the completion of the audit, pursuant to the pre-approval provisions of this Policy.

With respect to the provision of fund-related services to Adviser Entities, the aggregate amount of services provided must constitute no more than five percent of the total amount of fees paid by RIC or RIF, as applicable, and the relevant Adviser Entities to the independent auditor during the fiscal year in which the services were provided.

In connection with the approval of any non-audit service pursuant to this de minimis exception, a record shall be made indicating that each of the conditions for this exception has been satisfied.

IX.

Pre-Approval Fee Levels or Budgeted Amounts.

Pre-approved fee levels or budgeted amounts for all services to be provided by the independent auditor will be established annually by the Audit Committee and shall be subject to periodic subsequent review during the year if deemed appropriate by the Audit Committee (separate amounts may be specified for the Funds and for other affiliates in the investment company complex subject to pre-approval).  Any proposed services exceeding these levels or amounts will require specific pre-approval by the Audit Committee.  The Audit Committee will be mindful of the overall relationship of fees for audit and non-audit services in determining whether to pre-approve any such services.  For each fiscal year, the Audit Committee may determine the appropriateness of the ratio between the total amount of fees for audit, audit-related, and tax services for the Funds (including any audit-related or tax services fees for affiliates subject to pre-approval), and the total amount of fees for certain permissible non-audit services classified as “all other services” for the Funds (including any such services for affiliates subject to pre-approval by the Audit Committee or its delegate).

X.

Procedures.

All requests or applications for services to be provided by the independent auditor that do not require specific pre-approval by the Audit Committee will be submitted to the “RIC & RIF Clearance Committee” (the “Clearance Committee”) (which shall be comprised of not less than three members, including the Treasurer of the Funds who shall serve as its Chairperson) and must include a detailed description of the services to be rendered and the estimated costs of those services.  The Clearance Committee will determine whether such services are included within the list of services that have received general pre-approval by the Audit Committee.  The Audit Committee will be informed not less frequently than quarterly by the Chairperson of the Clearance Committee of any such services rendered by the independent auditor for the Funds and the fees paid to the independent auditors for such services.

Requests or applications to provide services that require specific pre-approval by the Audit Committee will be submitted to the Audit Committee by both the independent auditor and the Clearance Committee and must include a joint certification by the engagement partner of the independent auditor and the Chairperson of the Clearance Committee that, in their view, the request or application does not involve a prohibited non-audit service and is consistent with the SEC’s rules governing auditor independence.

Russell Investments’ associates and the officers of RIC and RIF will report to the Chairman of the Audit Committee any breach of this Policy that comes to the attention of the Internal Audit Department or an officer of RIC or RIF.

XI.

Additional Requirements.

The Audit Committee has determined to take additional measures on an annual basis to meet its responsibility to oversee the work performed by the independent auditor and to assure the independent auditor’s continuing independence from the Funds and their affiliates.  Such efforts will include, but not be limited to, reviewing a written annual statement from the independent auditor delineating all relationships between the independent auditor and RIC, RIF, RIM and their subsidiaries and affiliates (including persons in financial reporting oversight roles) that may reasonably be thought to bear on the auditor’s independence, consistent with Public Company Accounting Oversight Board Rule 3526, and discussing with the independent auditor its methods and procedures for ensuring its independence.

(e) (2) The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X is as follows:

Audit Fees                                          0%
Audit-Related Fees                           0%
Tax Fees                                             0%
All Other Fees                                   0%

(f) For services, 50 percent or more of which were pre-approved, the percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees was 0%.

(g) The aggregate non-audit fees billed by registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant were as follows:
2021   $0
2022   $0

(h) The registrant’s audit committee of the board of trustees has considered whether the provision of nonaudit services that were rendered to the registrant’s investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

(i)
Not applicable, as the registrant has not been identified by the U.S. Securities and Exchange Commission as having filed an annual report issued by a registered public accounting firm branch or office that is located in a foreign jurisdiction where the Public Company Accounting Oversight Board is unable to inspect or completely investigate because of a position taken by an authority in that jurisdiction.

(j)
Not applicable, as the registrant is not a foreign issuer.

Item 5.  Audit Committee of Listed Registrants.  [Not Applicable]

Item 6.  [Schedules of Investments are included as part of the Report to Shareholders filed under Item 1 of this form]

Items 7-9. [Not Applicable]

Item 10.  Submission of Matters to a Vote of Security Holders
There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that would require disclosure herein.

Item 11. Controls and Procedures
(a) Registrant's principal executive officer and principal financial officer have concluded that Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) are effective, based on their evaluation of these controls and procedures as of a date within 90 days of the date this report is filed with the Securities and Exchange Commission.

(b) There were no significant changes in Registrant's internal control over financial reporting that occurred during the period covered by this report that has materially affected or is likely to materially affect Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies [Not Applicable]

Item 13.  Exhibit List
(a)

Code of Ethics required to be disclosed under Item 2 of Form N-CSR attached hereto as codeofethics
(b)

Certification for principal executive officer of Registrant as required by Rule 30a-2(a) under the Act and certification for principal financial officer of Registrant as required by Rule 30a-2(a) under the Act. ex99_cert
(c)

Certification for principal executive officer and principal financial officer of Registrant as required by Rule 30a-2(b) under the Act
. ex99.906_cert

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Russell Investment Company

By:      /s/ Vernon Barback
            Vernon Barback
President & Chief Executive Officer (Principal Executive Officer), Russell Investment Company
Date:  December 27, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /s/ Vernon Barback
            Vernon Barback
President & Chief Executive Officer (Principal Executive Officer), Russell Investment Company
Date:  December 27, 2022

By:      /s/ Mark E. Swanson
            Mark E. Swanson
Treasurer, Chief Accounting Officer (Principal Accounting Officer) and Chief Financial Officer (Principal Financial Officer), Russell Investment Company
Date:  December 27, 2022

[1]
 Adviser Entities include the Funds’ investment adviser (but not a sub-adviser whose role is primarily portfolio management and whose activities are overseen by the principal investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Funds.
[2]
 As noted below, the annual audit services engagement terms and fees for the independent auditor for the Funds require specific pre-approval of the Audit Committee.